UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07257

SEI Institutional Investments Trust

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

Timothy D. Barto, Esq.

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 610-676-1000

Date of fiscal year end: May 31, 2026

Date of reporting period: November 30, 2025

Item 1. Reports to Stockholders.

(a) A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR § 270.30e-1), is attached hereto.

Semi-Annual Shareholder Report: November 30, 2025

Large Cap Fund

SEI Institutional Investments Trust/Class A Shares - SLCAX

Fund Overview

This semi-annual shareholder report contains important information about Class A Shares of the Large Cap Fund (the "Fund") for the period from June 1, 2025 to November 30, 2025. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 1-800-DIAL-SEI.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Large Cap Fund, Class A Shares	$10	0.18%

Key Fund Statistics as of November 30, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$660,338	369	$578	34%

Asset/Sector WeightingsFootnote Reference*

Value	Value
Futures Contracts	0.0%
Utilities	1.8%
Real Estate	1.8%
Cash Equivalent	2.1%
Energy	2.7%
Materials	2.9%
Consumer Staples	5.0%
Industrials	8.7%
Communication Services	10.0%
Health Care	10.9%
Consumer Discretionary	11.8%
Financials	16.9%
Information Technology	25.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Microsoft Corp	4.9%
Alphabet Inc, Cl A	3.6%
NVIDIA Corp	2.9%
Apple Inc	2.7%
Broadcom Inc	2.6%
Amazon.com Inc	2.2%
Meta Platforms Inc, Cl A	1.7%
Johnson & Johnson	1.7%
JPMorgan Chase & Co	1.5%
Morgan Stanley	1.3%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Additional Information

For additional information about the Fund; including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-800-DIAL-SEI

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

SLCAX-SAR-2025

Semi-Annual Shareholder Report: November 30, 2025

Large Cap Disciplined Equity Fund

SEI Institutional Investments Trust/Class A Shares - SCPAX

Fund Overview

This semi-annual shareholder report contains important information about Class A Shares of the Large Cap Disciplined Equity Fund (the "Fund") for the period from June 1, 2025 to November 30, 2025. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 1-800-DIAL-SEI.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Large Cap Disciplined Equity Fund, Class A Shares	$10	0.18%

Key Fund Statistics as of November 30, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$1,397,708	322	$1,134	50%

Asset/Sector WeightingsFootnote Reference*

Value	Value
Total Return Swaps	-0.1%
Total Return Swaps	-0.1%
Futures Contracts	0.0%
U.S. Treasury Obligation	1.8%
Materials	1.9%
Cash Equivalent	2.5%
Energy	2.5%
Real Estate	2.7%
Utilities	2.7%
Consumer Staples	4.9%
Industrials	8.5%
Communication Services	8.8%
Consumer Discretionary	8.9%
Health Care	10.6%
Financials	16.2%
Information Technology	28.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Microsoft Corp	5.2%
Apple Inc	4.9%
Alphabet Inc, Cl A	3.4%
NVIDIA Corp	2.8%
Broadcom Inc	2.5%
Meta Platforms Inc, Cl A	2.4%
Amazon.com Inc	2.0%
U.S. Treasury Bill, 3.72%, 2/26/2026	1.8%
JPMorgan Chase & Co	1.4%
Johnson & Johnson	1.2%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Additional Information

For additional information about the Fund; including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-800-DIAL-SEI

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

SCPAX-SAR-2025

Semi-Annual Shareholder Report: November 30, 2025

Large Cap Index Fund

SEI Institutional Investments Trust/Class A Shares - LCIAX

Fund Overview

This semi-annual shareholder report contains important information about Class A Shares of the Large Cap Index Fund (the "Fund") for the period from June 1, 2025 to November 30, 2025. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 1-800-DIAL-SEI.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Large Cap Index Fund, Class A Shares	$2	0.04%

Key Fund Statistics as of November 30, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$1,861,616	1,011	$93	3%

Asset/Sector WeightingsFootnote Reference*

Value	Value
Rights	0.0%
Futures Contracts	0.0%
Cash Equivalent	1.7%
Materials	2.0%
Real Estate	2.1%
Utilities	2.3%
Energy	2.8%
Consumer Staples	4.7%
Industrials	8.8%
Health Care	9.7%
Consumer Discretionary	10.3%
Communication Services	10.3%
Financials	13.1%
Information Technology	32.1%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
NVIDIA Corp	6.5%
Apple Inc	6.3%
Microsoft Corp	5.7%
Amazon.com Inc	3.5%
Alphabet Inc, Cl A	2.9%
Broadcom Inc	2.9%
Alphabet Inc, Cl C	2.4%
Meta Platforms Inc, Cl A	2.2%
Tesla Inc	1.9%
Berkshire Hathaway Inc, Cl B	1.5%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Additional Information

For additional information about the Fund; including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-800-DIAL-SEI

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

LCIAX-SAR-2025

Semi-Annual Shareholder Report: November 30, 2025

S&P 500 Index Fund

SEI Institutional Investments Trust/Class A Shares - SPINX

Fund Overview

This semi-annual shareholder report contains important information about Class A Shares of the S&P 500 Index Fund (the "Fund") for the period from June 1, 2025 to November 30, 2025. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 1-800-DIAL-SEI.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
S&P 500 Index Fund, Class A Shares	$3	0.05%

Key Fund Statistics as of November 30, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$4,476,779	505	$223	4%

Asset/Sector WeightingsFootnote Reference*

Value	Value
Futures Contracts	0.0%
Materials	1.6%
Real Estate	1.8%
Cash Equivalent	1.9%
Utilities	2.3%
Energy	2.8%
Consumer Staples	4.7%
Industrials	7.9%
Health Care	9.6%
Consumer Discretionary	10.0%
Communication Services	10.5%
Financials	12.8%
Information Technology	33.9%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
NVIDIA Corp	7.2%
Apple Inc	6.9%
Microsoft Corp	6.1%
Amazon.com Inc	3.8%
Broadcom Inc	3.2%
Alphabet Inc, Cl A	3.1%
Alphabet Inc, Cl C	2.5%
Meta Platforms Inc, Cl A	2.4%
Tesla Inc	2.0%
Berkshire Hathaway Inc, Cl B	1.6%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Additional Information

For additional information about the Fund; including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-800-DIAL-SEI

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

SPINX-SAR-2025

Semi-Annual Shareholder Report: November 30, 2025

Extended Market Index Fund

SEI Institutional Investments Trust/Class A Shares - SMXAX

Fund Overview

This semi-annual shareholder report contains important information about Class A Shares of the Extended Market Index Fund (the "Fund") for the period from June 1, 2025 to November 30, 2025. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 1-800-DIAL-SEI.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Extended Market Index Fund, Class A Shares	$3	0.06%

Key Fund Statistics as of November 30, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$1,208,401	2,294	$178	12%

Asset/Sector WeightingsFootnote Reference*

Value	Value
Futures Contracts	0.1%
Other Countries	0.5%
Finland	0.1%
Mexico	0.2%
Puerto Rico	0.2%
Switzerland	0.2%
Bermuda	0.2%
Thailand	0.2%
South Korea	0.4%
Australia	0.5%
United Kingdom	0.8%
Brazil	0.9%
Canada	1.3%
United States	94.3%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Spotify Technology SA	1.1%
CRH PLC	1.0%
Snowflake Inc, Cl A	1.0%
Marvell Technology Inc	1.0%
Vertiv Holdings Co, Cl A	0.8%
Cloudflare Inc, Cl A	0.8%
NU Holdings Ltd/Cayman Islands, Cl A	0.7%
ROBLOX Corp, Cl A	0.7%
Alnylam Pharmaceuticals Inc	0.7%
Carvana Co, Cl A	0.6%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Additional Information

For additional information about the Fund; including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-800-DIAL-SEI

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

SMXAX-SAR-2025

Semi-Annual Shareholder Report: November 30, 2025

Small Cap Fund

SEI Institutional Investments Trust/Class A Shares - SLPAX

Fund Overview

This semi-annual shareholder report contains important information about Class A Shares of the Small Cap Fund (the "Fund") for the period from June 1, 2025 to November 30, 2025. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 1-800-DIAL-SEI.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Small Cap Fund, Class A Shares	$23	0.42%

Key Fund Statistics as of November 30, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$183,393	836	$412	48%

Asset/Sector WeightingsFootnote Reference*

Value	Value
Rights	0.0%
Futures Contracts	0.0%
Cash Equivalent	2.5%
Communication Services	2.6%
Consumer Staples	3.0%
Utilities	3.1%
Energy	3.6%
Real Estate	3.9%
Materials	4.1%
Consumer Discretionary	9.2%
Information Technology	13.5%
Industrials	16.2%
Health Care	18.3%
Financials	20.1%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Jazz Pharmaceuticals PLC	0.7%
Credo Technology Group Holding Ltd	0.7%
Fabrinet	0.7%
Argan Inc	0.6%
Ensign Group Inc/The	0.6%
SPX Technologies Inc	0.6%
Insmed Inc	0.5%
Guardant Health Inc	0.5%
InterDigital Inc	0.5%
Mirion Technologies Inc, Cl A	0.5%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Additional Information

For additional information about the Fund; including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-800-DIAL-SEI

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

SLPAX-SAR-2025

Semi-Annual Shareholder Report: November 30, 2025

Small Cap II Fund

SEI Institutional Investments Trust/Class A Shares - SECAX

Fund Overview

This semi-annual shareholder report contains important information about Class A Shares of the Small Cap II Fund (the "Fund") for the period from June 1, 2025 to November 30, 2025. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 1-800-DIAL-SEI.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Small Cap II Fund, Class A Shares	$21	0.39%

Key Fund Statistics as of November 30, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$257,798	629	$453	48%

Asset/Sector WeightingsFootnote Reference*

Value	Value
Right	0.0%
Futures Contracts	0.0%
Exchange-Traded Fund	0.1%
Consumer Staples	1.8%
Communication Services	1.8%
Utilities	2.1%
Cash Equivalent	2.2%
Energy	3.8%
Real Estate	4.5%
Materials	5.9%
Consumer Discretionary	10.3%
Information Technology	12.8%
Industrials	18.0%
Health Care	18.2%
Financials	18.7%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Columbia Banking System Inc	1.2%
WESCO International Inc	1.1%
Old National Bancorp/IN	1.0%
Cleveland-Cliffs Inc	0.9%
Abercrombie & Fitch Co, Cl A	0.9%
Astec Industries Inc	0.9%
Molina Healthcare Inc	0.9%
Jackson Financial Inc, Cl A	0.8%
Lumentum Holdings Inc	0.8%
Commercial Metals Co	0.8%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Additional Information

For additional information about the Fund; including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-800-DIAL-SEI

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

SECAX-SAR-2025

Semi-Annual Shareholder Report: November 30, 2025

Small/Mid Cap Equity Fund

SEI Institutional Investments Trust/Class A Shares - SSMAX

Fund Overview

This semi-annual shareholder report contains important information about Class A Shares of the Small/Mid Cap Equity Fund (the "Fund") for the period from June 1, 2025 to November 30, 2025. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 1-800-DIAL-SEI.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Small/Mid Cap Equity Fund, Class A Shares	$20	0.39%

Key Fund Statistics as of November 30, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$900,823	460	$1,683	39%

Asset/Sector WeightingsFootnote Reference*

Value	Value
Futures Contracts	0.0%
Utilities	1.8%
Communication Services	2.4%
Cash Equivalent	3.0%
Energy	3.1%
Consumer Staples	3.6%
Materials	4.0%
Real Estate	4.5%
Consumer Discretionary	11.1%
Health Care	13.1%
Information Technology	14.6%
Financials	15.9%
Industrials	22.8%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Ensign Group Inc/The	1.2%
RBC Bearings Inc	1.1%
Casey's General Stores Inc	0.9%
AAON Inc	0.7%
Fabrinet	0.7%
Advanced Drainage Systems Inc	0.6%
HealthEquity Inc	0.6%
Argan Inc	0.6%
Keysight Technologies Inc	0.6%
Balchem Corp	0.6%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Additional Information

For additional information about the Fund; including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-800-DIAL-SEI

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

SSMAX-SAR-2025

Semi-Annual Shareholder Report: November 30, 2025

U.S. Equity Factor Allocation Fund

SEI Institutional Investments Trust/Class A Shares - SEHAX

Fund Overview

This semi-annual shareholder report contains important information about Class A Shares of the U.S. Equity Factor Allocation Fund (the "Fund") for the period from June 1, 2025 to November 30, 2025. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 1-800-DIAL-SEI.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
U.S. Equity Factor Allocation Fund, Class A Shares	$1	0.01%

Key Fund Statistics as of November 30, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$3,051,395	412	$-	25%

Asset/Sector WeightingsFootnote Reference*

Value	Value
Futures Contracts	0.0%
Real Estate	0.3%
Cash Equivalent	0.8%
Energy	1.4%
Utilities	1.8%
Materials	2.0%
Consumer Staples	4.9%
Industrials	9.5%
Communication Services	10.3%
Financials	11.8%
Health Care	12.6%
Consumer Discretionary	12.6%
Information Technology	31.7%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Apple Inc	5.1%
Microsoft Corp	4.7%
NVIDIA Corp	4.3%
Alphabet Inc, Cl A	3.1%
Amazon.com Inc	2.1%
Meta Platforms Inc, Cl A	1.7%
Johnson & Johnson	1.5%
Broadcom Inc	1.3%
Cisco Systems Inc	1.3%
Visa Inc, Cl A	1.2%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Additional Information

For additional information about the Fund; including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-800-DIAL-SEI

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

SEHAX-SAR-2025

Semi-Annual Shareholder Report: November 30, 2025

U.S. Managed Volatility Fund

SEI Institutional Investments Trust/Class A Shares - SVYAX

Fund Overview

This semi-annual shareholder report contains important information about Class A Shares of the U.S. Managed Volatility Fund (the "Fund") for the period from June 1, 2025 to November 30, 2025. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 1-800-DIAL-SEI.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
U.S. Managed Volatility Fund, Class A Shares	$10	0.20%

Key Fund Statistics as of November 30, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$270,725	180	$318	20%

Asset/Sector WeightingsFootnote Reference*

Value	Value
Futures Contracts	0.0%
Rights	0.0%
Cash Equivalent	0.3%
Real Estate	0.4%
Materials	1.9%
Energy	2.5%
Industrials	4.2%
Utilities	5.8%
Consumer Discretionary	6.2%
Financials	9.6%
Communication Services	11.8%
Consumer Staples	15.0%
Health Care	20.0%
Information Technology	22.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Cisco Systems Inc	2.3%
Verizon Communications Inc	1.9%
Merck & Co Inc	1.7%
AT&T Inc	1.6%
Johnson & Johnson	1.6%
Bristol-Myers Squibb Co	1.5%
Incyte Corp	1.5%
Comcast Corp, Cl A	1.3%
Exxon Mobil Corp	1.2%
Alphabet Inc, Cl A	1.2%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Additional Information

For additional information about the Fund; including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-800-DIAL-SEI

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

SVYAX-SAR-2025

Semi-Annual Shareholder Report: November 30, 2025

Global Managed Volatility Fund

SEI Institutional Investments Trust/Class A Shares - SGMAX

Fund Overview

This semi-annual shareholder report contains important information about Class A Shares of the Global Managed Volatility Fund (the "Fund") for the period from June 1, 2025 to November 30, 2025. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 1-800-DIAL-SEI.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global Managed Volatility Fund, Class A Shares	$12	0.24%

Key Fund Statistics as of November 30, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$1,849,721	572	$2,060	22%

Asset/Country WeightingsFootnote Reference*

Value	Value
Forward Contracts	-0.1%
Futures Contracts	0.0%
Other Countries	6.0%
Singapore	1.6%
Switzerland	2.0%
Netherlands	2.1%
Spain	2.2%
Hong Kong	2.3%
Italy	2.3%
France	2.5%
Sweden	2.6%
United Kingdom	3.5%
Canada	5.3%
Japan	8.3%
United States	58.2%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Cisco Systems Inc	2.1%
Alphabet Inc, Cl A	1.7%
Johnson & Johnson	1.4%
AT&T Inc	1.4%
Novartis AG	1.4%
Verizon Communications Inc	1.4%
Comcast Corp, Cl A	1.3%
Endesa SA	1.0%
Pfizer Inc	0.9%
eBay Inc	0.9%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Additional Information

For additional information about the Fund; including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-800-DIAL-SEI

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

SGMAX-SAR-2025

Semi-Annual Shareholder Report: November 30, 2025

World Equity Ex-US Fund

SEI Institutional Investments Trust/Class A Shares - WEUSX

Fund Overview

This semi-annual shareholder report contains important information about Class A Shares of the World Equity Ex-US Fund (the "Fund") for the period from June 1, 2025 to November 30, 2025. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 1-800-DIAL-SEI.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
World Equity Ex-US Fund, Class A Shares	$14	0.27%

Key Fund Statistics as of November 30, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$8,622,900	967	$10,247	29%

Asset/Country WeightingsFootnote Reference*

Value	Value
Futures Contracts	0.0%
Total Return Swaps	0.2%
Other Countries	25.8%
Exchange-Traded Fund	0.0%
Australia	2.4%
Brazil	2.9%
Taiwan	4.2%
South Korea	4.7%
Netherlands	4.9%
Canada	4.9%
Switzerland	5.5%
China	6.4%
France	6.6%
Germany	6.9%
United Kingdom	10.1%
Japan	12.3%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Samsung Electronics Co Ltd	1.8%
Taiwan Semiconductor Manufacturing Co Ltd	1.5%
Roche Holding AG	1.1%
AIA Group Ltd	1.0%
Tencent Holdings Ltd	1.0%
Reckitt Benckiser Group PLC	1.0%
Ambev SA	0.8%
ING Groep NV	0.8%
Bayer AG	0.8%
Sanofi SA	0.8%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Additional Information

For additional information about the Fund; including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-800-DIAL-SEI

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

WEUSX-SAR-2025

Semi-Annual Shareholder Report: November 30, 2025

Screened World Equity Ex-US Fund

SEI Institutional Investments Trust/Class A Shares - SSEAX

Fund Overview

This semi-annual shareholder report contains important information about Class A Shares of the Screened World Equity Ex-US Fund (the "Fund") for the period from June 1, 2025 to November 30, 2025. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 1-800-DIAL-SEI.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Screened World Equity Ex-US Fund, Class A Shares	$17	0.33%

Key Fund Statistics as of November 30, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$155,595	842	$205	34%

Asset/Country WeightingsFootnote Reference*

Value	Value
Futures Contracts	0.0%
Total Return Swaps	0.3%
Other Countries	27.3%
Exchange-Traded Fund	0.0%
Hong Kong	3.8%
Switzerland	4.1%
Taiwan	4.4%
South Korea	4.4%
China	4.6%
France	4.8%
Canada	5.0%
Netherlands	5.5%
Germany	6.3%
United Kingdom	7.2%
United States	8.6%
Japan	11.4%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
AIA Group Ltd	1.5%
Samsung Electronics Co Ltd	1.4%
Tencent Holdings Ltd	1.2%
AP Moller - Maersk A/S, Cl B	1.1%
Taiwan Semiconductor Manufacturing Co Ltd	1.1%
AIB Group PLC	0.8%
Sanofi SA	0.8%
Shimano Inc	0.8%
BP PLC	0.8%
Reckitt Benckiser Group PLC	0.8%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Additional Information

For additional information about the Fund; including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-800-DIAL-SEI

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

SSEAX-SAR-2025

Semi-Annual Shareholder Report: November 30, 2025

Emerging Markets Equity Fund

SEI Institutional Investments Trust/Class A Shares - SMQFX

Fund Overview

This semi-annual shareholder report contains important information about Class A Shares of the Emerging Markets Equity Fund (the "Fund") for the period from June 1, 2025 to November 30, 2025. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 1-800-DIAL-SEI.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Emerging Markets Equity Fund, Class A Shares	$36	0.65%

Key Fund Statistics as of November 30, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$672,591	373	$1,839	45%

Asset/Country WeightingsFootnote Reference*

Value	Value
Futures Contracts	0.0%
Other Countries	21.2%
Greece	1.8%
United Arab Emirates	2.0%
United States	2.0%
Kazakhstan	2.0%
Philippines	2.4%
Indonesia	3.1%
South Africa	3.7%
Brazil	5.1%
India	8.6%
South Korea	13.6%
Taiwan	14.2%
China	18.4%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Taiwan Semiconductor Manufacturing Co Ltd	6.6%
Tencent Holdings Ltd	3.1%
Samsung Electronics Co Ltd	2.6%
Alibaba Group Holding Ltd	2.2%
Taiwan Semiconductor Manufacturing Co Ltd ADR	1.9%
Naspers Ltd, Cl N	1.6%
Contemporary Amperex Technology Co Ltd, Cl A	1.3%
SK Hynix Inc	1.2%
Emaar Properties PJSC	1.2%
SK Square Co Ltd	1.2%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Additional Information

For additional information about the Fund; including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-800-DIAL-SEI

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

SMQFX-SAR-2025

Semi-Annual Shareholder Report: November 30, 2025

Opportunistic Income Fund

SEI Institutional Investments Trust/Class A Shares - ENIAX

Fund Overview

This semi-annual shareholder report contains important information about Class A Shares of the Opportunistic Income Fund (the "Fund") for the period from June 1, 2025 to November 30, 2025. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 1-800-DIAL-SEI.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Opportunistic Income Fund, Class A Shares	$15	0.29%

Key Fund Statistics as of November 30, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$434,657	934	$469	22%

Asset/Sector WeightingsFootnote Reference*

Value	Value
Futures Contracts	0.0%
Food Service	0.0%
Consumer Staples	0.1%
Municipal Bond	0.1%
Information Technology	0.1%
Real Estate	0.2%
Communication Services	0.2%
Materials	0.2%
Energy	0.2%
Warrants	0.2%
Utilities	0.3%
Health Care	0.4%
Industrials	0.6%
Consumer Discretionary	1.1%
U.S. Treasury Obligations	1.4%
Repurchase Agreement	2.0%
Financials	2.2%
Cash Equivalent	4.5%
Asset-Backed Securities	27.8%
Mortgage-Backed Securities	28.7%
Loan Participations	31.4%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net AssetsFootnote Reference(A)
Towd Point Mortgage Trust, Ser 2019-HY2, Cl M2, TSFR1M + 2.014%	5.969%	05/25/58	0.7%
U.S. Treasury Bills	3.979%	12/09/25	0.5%
FHLMC STACR REMIC Trust, Ser 2023-HQA1, Cl M1B, SOFR30A + 3.500%	7.572%	05/25/43	0.5%
FHLMC STACR REMIC Trust, Ser 2023-DNA1, Cl M1B, SOFR30A + 3.100%	7.142%	03/25/43	0.5%
FHLMC STACR REMIC Trust, Ser 2022-DNA3, Cl M1B, SOFR30A + 2.900%	6.972%	04/25/42	0.5%
Hyundai Capital America	5.450%	06/24/26	0.5%
Barings CLO, Ser 2019-3A, Cl A1RR, TSFR3M + 1.140%	5.024%	01/20/36	0.4%
FHLMC STACR REMIC Trust, Ser 2023-HQA3, Cl A1, SOFR30A + 1.850%	5.922%	11/25/43	0.4%
OCCU Auto Receivables Trust, Ser 2025-1A, Cl A3	4.810%	11/15/29	0.4%
Connecticut Avenue Securities Trust, Ser 2023-R04, Cl 1M1, SOFR30A + 2.300%	6.372%	05/25/43	0.4%
Footnote	Description
Footnote(A)	Cash Equivalents and Repurchase Agreements are not shown in the top ten chart.

Additional Information

For additional information about the Fund; including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-800-DIAL-SEI

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

ENIAX-SAR-2025

Semi-Annual Shareholder Report: November 30, 2025

Core Fixed Income Fund

SEI Institutional Investments Trust/Class A Shares - SCOAX

Fund Overview

This semi-annual shareholder report contains important information about Class A Shares of the Core Fixed Income Fund (the "Fund") for the period from June 1, 2025 to November 30, 2025. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 1-800-DIAL-SEI.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Core Fixed Income Fund, Class A Shares	$6	0.11%

Key Fund Statistics as of November 30, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$9,829,758	3,245	$4,269	163%

Asset/Sector WeightingsFootnote Reference*

Value	Value
Purchased Swaption	0.0%
Purchased Swaption	0.0%
Futures Contracts	0.0%
Sovereign	0.1%
Municipal Bonds	0.2%
Materials	0.3%
Sovereign Debt	0.3%
U.S. Government Agency Obligations	0.7%
Real Estate	0.8%
Consumer Discretionary	0.9%
Energy	1.0%
Consumer Staples	1.4%
Industrials	1.7%
Information Technology	2.0%
Health Care	2.1%
Communication Services	2.2%
Utilities	3.4%
Cash Equivalent	4.5%
Financials	7.1%
Asset-Backed Securities	7.6%
U.S. Treasury Obligations	30.4%
Mortgage-Backed Securities	38.6%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net AssetsFootnote Reference(A)
U.S. Treasury Notes	3.625%	10/31/30	4.2%
U.S. Treasury Bonds	4.625%	11/15/55	2.1%
U.S. Treasury Notes	3.500%	11/15/28	1.9%
U.S. Treasury Bonds	4.875%	08/15/45	1.8%
U.S. Treasury Notes	3.750%	10/31/32	1.7%
U.S. Treasury Notes	4.000%	11/15/35	1.4%
U.S. Treasury Notes	3.500%	10/31/27	1.4%
U.S. Treasury Notes	2.375%	03/31/29	1.2%
U.S. Treasury Notes	4.500%	05/15/27	1.1%
U.S. Treasury Notes	3.500%	10/15/28	1.1%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Additional Information

For additional information about the Fund; including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-800-DIAL-SEI

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

SCOAX-SAR-2025

Semi-Annual Shareholder Report: November 30, 2025

High Yield Bond Fund

SEI Institutional Investments Trust/Class A Shares - SGYAX

Fund Overview

This semi-annual shareholder report contains important information about Class A Shares of the High Yield Bond Fund (the "Fund") for the period from June 1, 2025 to November 30, 2025. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 1-800-DIAL-SEI.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
High Yield Bond Fund, Class A Shares	$15	0.29%

Key Fund Statistics as of November 30, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$2,088,175	1,388	$2,685	41%

Asset/Sector WeightingsFootnote Reference*

Value	Value
Forwards	0.0%
Forwards	0.0%
U.S. Treasury Obligations	0.1%
Warrants	0.2%
Preferred Stock	0.5%
Consumer Staples	2.8%
Utilities	2.8%
Real Estate	3.0%
Cash Equivalent	3.3%
Information Technology	4.8%
Materials	5.5%
Loan Participations	6.6%
Health Care	7.4%
Asset-Backed Securities	7.8%
Financials	8.2%
Industrials	10.1%
Energy	10.2%
Consumer Discretionary	12.3%
Communication Services	13.4%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net AssetsFootnote Reference(A)
CCO Holdings LLC	4.250%	01/15/34	0.6%
X Corp., Tranche B-3 Term Loan, 1st Lien, FIXED + 9.500%	9.500%	10/26/29	0.6%
NRG Energy	6.250%	11/01/34	0.5%
1261229 BC	10.000%	04/15/32	0.5%
TransDigm	7.125%	12/01/31	0.4%
LifeScan Global Corporation, Initial Term Loan, 1st Lien, CME Term SOFR + 6.600%	10.489%	12/31/26	0.4%
Radiology Partners	8.500%	07/15/32	0.4%
Level 3 Financing	6.875%	06/30/33	0.4%
Rithm Capital	8.000%	07/15/30	0.4%
Voya CLO, Ser 2024-6A, Cl SUB	0.000%	01/20/38	0.4%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Additional Information

For additional information about the Fund; including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-800-DIAL-SEI

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

SGYAX-SAR-2025

Semi-Annual Shareholder Report: November 30, 2025

Long Duration Fund

SEI Institutional Investments Trust/Class A Shares - LDRAX

Fund Overview

This semi-annual shareholder report contains important information about Class A Shares of the Long Duration Fund (the "Fund") for the period from June 1, 2025 to November 30, 2025. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 1-800-DIAL-SEI.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Long Duration Fund, Class A Shares	$8	0.15%

Key Fund Statistics as of November 30, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$715,591	1,028	$325	73%

Asset/Sector WeightingsFootnote Reference*

Value	Value
Futures Contracts	0.1%
Mortgage-Backed Securities	0.1%
U.S. Government Agency Obligations	0.4%
Real Estate	0.7%
Materials	1.3%
Sovereign Debt	1.3%
Municipal Bonds	1.6%
Cash Equivalent	2.5%
Consumer Discretionary	2.6%
Consumer Staples	3.1%
Information Technology	4.7%
Energy	5.6%
Industrials	6.0%
Communication Services	6.9%
Health Care	9.0%
Utilities	10.0%
Financials	10.6%
U.S. Treasury Obligations	34.2%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net AssetsFootnote Reference(A)
U.S. Treasury Bonds	4.625%	11/15/55	5.5%
U.S. Treasury Bonds	4.750%	08/15/55	2.3%
U.S. Treasury Notes	4.000%	11/15/35	2.2%
U.S. Treasury Bonds	4.875%	08/15/45	2.1%
U.S. Treasury Bonds	2.000%	02/15/50	1.7%
U.S. Treasury Bonds	3.375%	11/15/48	1.5%
U.S. Treasury Bonds	2.000%	11/15/41	1.5%
U.S. Treasury Bonds	3.000%	08/15/48	1.4%
U.S. Treasury Bonds	4.625%	11/15/45	1.3%
U.S. Treasury Bonds	4.625%	11/15/44	1.3%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Additional Information

For additional information about the Fund; including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-800-DIAL-SEI

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

LDRAX-SAR-2025

Semi-Annual Shareholder Report: November 30, 2025

Long Duration Credit Fund

SEI Institutional Investments Trust/Class A Shares - SLDAX

Fund Overview

This semi-annual shareholder report contains important information about Class A Shares of the Long Duration Credit Fund (the "Fund") for the period from June 1, 2025 to November 30, 2025. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 1-800-DIAL-SEI.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Long Duration Credit Fund, Class A Shares	$7	0.14%

Key Fund Statistics as of November 30, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$3,162,645	1,197	$1,930	48%

Asset/Sector WeightingsFootnote Reference*

Value	Value
Futures Contracts	0.0%
Cash Equivalent	0.8%
Sovereign Debt	1.0%
Real Estate	1.1%
Materials	1.6%
Consumer Discretionary	3.4%
Municipal Bonds	3.6%
Consumer Staples	5.2%
Energy	6.0%
Information Technology	6.2%
Communication Services	6.5%
Industrials	6.8%
U.S. Treasury Obligations	7.1%
Health Care	13.7%
Utilities	17.5%
Financials	18.7%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net AssetsFootnote Reference(A)
U.S. Treasury Bonds	4.750%	08/15/55	2.0%
Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide	4.900%	02/01/46	1.3%
U.S. Treasury Bonds	2.500%	02/15/45	1.1%
U.S. Treasury Bonds	4.875%	08/15/45	1.0%
Bank of America, SOFRRATE + 1.930%	2.676%	06/19/41	0.9%
Comcast	2.937%	11/01/56	0.8%
JPMorgan Chase, TSFR3M + 1.622%	3.882%	07/24/38	0.6%
Comcast	2.987%	11/01/63	0.6%
Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide	4.700%	02/01/36	0.6%
U.S. Treasury Bill	3.981%	12/02/25	0.6%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Additional Information

For additional information about the Fund; including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-800-DIAL-SEI

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

SLDAX-SAR-2025

Semi-Annual Shareholder Report: November 30, 2025

Ultra Short Duration Bond Fund

SEI Institutional Investments Trust/Class A Shares - SUSAX

Fund Overview

This semi-annual shareholder report contains important information about Class A Shares of the Ultra Short Duration Bond Fund (the "Fund") for the period from June 1, 2025 to November 30, 2025. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 1-800-DIAL-SEI.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Ultra Short Duration Bond Fund, Class A Shares	$7	0.14%

Key Fund Statistics as of November 30, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$358,034	457	$169	32%

Asset/Sector WeightingsFootnote Reference*

Value	Value
Futures Contracts	0.0%
Materials	0.5%
Information Technology	1.1%
Energy	1.2%
Cash Equivalent	1.4%
Communication Services	1.4%
Health Care	1.4%
Consumer Staples	1.5%
Municipal Bonds	2.1%
Repurchase Agreements	2.3%
Industrials	2.3%
Utilities	2.7%
Consumer Discretionary	4.2%
Mortgage-Backed Securities	12.3%
U.S. Treasury Obligations	13.2%
Financials	21.0%
Asset-Backed Securities	33.5%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net AssetsFootnote Reference(A)
U.S. Treasury Notes	3.250%	06/30/27	3.8%
U.S. Treasury Notes	3.750%	06/30/27	2.5%
U.S. Treasury Notes	3.625%	08/31/27	2.4%
U.S. Treasury Notes	1.250%	12/31/26	1.5%
U.S. Treasury Notes, USBMMY3M + 0.245%	4.005%	01/31/26	1.2%
Truist Bank, SOFRRATE + 0.590%	4.671%	05/20/27	1.0%
Golden Credit Card Trust, Ser 2021-1A, Cl A	1.140%	08/15/28	0.9%
Mars	4.450%	03/01/27	0.8%
JPMorgan Chase, SOFRRATE + 0.765%	1.470%	09/22/27	0.8%
Morgan Stanley, SOFRRATE + 0.858%	1.512%	07/20/27	0.8%
Footnote	Description
Footnote(A)	Cash Equivalents and Repurchase Agreements are not shown in the top ten chart.

Additional Information

For additional information about the Fund; including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-800-DIAL-SEI

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

SUSAX-SAR-2025

Semi-Annual Shareholder Report: November 30, 2025

Emerging Markets Debt Fund

SEI Institutional Investments Trust/Class A Shares - SEDAX

Fund Overview

This semi-annual shareholder report contains important information about Class A Shares of the Emerging Markets Debt Fund (the "Fund") for the period from June 1, 2025 to November 30, 2025. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 1-800-DIAL-SEI.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Emerging Markets Debt Fund, Class A Shares	$22	0.41%

Key Fund Statistics as of November 30, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$1,760,930	964	$3,104	52%

Asset/Country WeightingsFootnote Reference*

Value	Value
Forward Contracts	-0.1%
Credit Default Swaps	0.0%
Written Options	0.0%
Futures Contracts	0.0%
Total Return Swaps	0.0%
Purchased Options	0.1%
Interest Rate Swaps	0.3%
Other Countries	42.7%
Supranational	2.2%
Egypt	2.6%
Turkey	3.5%
Peru	3.5%
Romania	3.5%
Poland	4.0%
Brazil	4.0%
Colombia	5.1%
South Africa	5.3%
Malaysia	5.6%
Mexico	6.2%
Indonesia	6.9%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net Assets
Peru Government Bond	5.400%	08/12/34	1.2%
Malaysia Government Bond, MYR	3.900%	11/30/26	1.1%
Republic of South Africa Government Bond, ZAR	8.750%	02/28/48	1.1%
Petroleos Mexicanos	7.690%	01/23/50	1.0%
Indonesia Treasury Bond	6.750%	07/15/35	0.9%
U.S. Treasury Notes, USBMMY3M + 0.159%	3.919%	07/31/27	0.9%
Kuwait International Government Bond	4.652%	10/09/35	0.8%
Republic of South Africa Government Bond, ZAR	8.750%	01/31/44	0.8%
Petroleos Mexicanos	6.750%	09/21/47	0.8%
Republic of Poland Government Bond	1.750%	04/25/32	0.8%

Additional Information

For additional information about the Fund; including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-800-DIAL-SEI

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

SEDAX-SAR-2025

Semi-Annual Shareholder Report: November 30, 2025

Real Return Fund

SEI Institutional Investments Trust/Class A Shares - RRPAX

Fund Overview

This semi-annual shareholder report contains important information about Class A Shares of the Real Return Fund (the "Fund") for the period from June 1, 2025 to November 30, 2025. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 1-800-DIAL-SEI.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Real Return Fund, Class A Shares	$1	0.02%

Key Fund Statistics as of November 30, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$272,043	21	$-	18%

Asset WeightingsFootnote Reference*

Value	Value
U.S. Treasury Obligations	98.9%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net Assets
U.S. Treasury Inflation Indexed Bonds	1.625%	04/15/30	6.9%
U.S. Treasury Inflation Indexed Bonds	1.625%	10/15/29	6.6%
U.S. Treasury Inflation Indexed Bonds	2.125%	04/15/29	6.4%
U.S. Treasury Inflation-Protected Securities	2.375%	10/15/28	6.3%
U.S. Treasury Inflation-Protected Securities	1.625%	10/15/27	6.0%
U.S. Treasury Inflation-Protected Securities	1.250%	04/15/28	5.9%
U.S. Treasury Inflation-Protected Securities	0.125%	04/15/27	5.9%
U.S. Treasury Inflation-Protected Securities	0.125%	07/15/30	5.7%
U.S. Treasury Inflation-Protected Securities	0.500%	01/15/28	5.3%
U.S. Treasury Inflation-Protected Securities	0.125%	01/15/30	5.2%

Additional Information

For additional information about the Fund; including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-800-DIAL-SEI

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

RRPAX-SAR-2025

Semi-Annual Shareholder Report: November 30, 2025

Limited Duration Bond Fund

SEI Institutional Investments Trust/Class A Shares - SLDBX

Fund Overview

This semi-annual shareholder report contains important information about Class A Shares of the Limited Duration Bond Fund (the "Fund") for the period from June 1, 2025 to November 30, 2025. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 1-800-DIAL-SEI.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Limited Duration Bond Fund, Class A Shares	$5	0.10%

Key Fund Statistics as of November 30, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$1,814,908	479	$786	128%

Asset/Sector WeightingsFootnote Reference*

Value	Value
Futures Contracts	0.0%
Purchased Swaption	0.0%
Purchased Swaption	0.0%
Materials	0.2%
Energy	0.4%
Sovereign Debt	0.5%
Information Technology	0.9%
Communication Services	1.1%
Health Care	1.2%
Real Estate	1.2%
Municipal Bonds	1.5%
Cash Equivalent	2.1%
Consumer Discretionary	2.3%
Consumer Staples	2.4%
Utilities	2.6%
Industrials	2.7%
Financials	12.6%
Mortgage-Backed Securities	19.3%
Asset-Backed Securities	24.5%
U.S. Treasury Obligations	30.5%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net AssetsFootnote Reference(A)
U.S. Treasury Notes	0.500%	10/31/27	5.6%
U.S. Treasury Notes	3.625%	05/31/28	4.7%
U.S. Treasury Notes	3.500%	10/31/27	4.0%
U.S. Treasury Notes	3.125%	08/31/27	3.8%
U.S. Treasury Notes	3.250%	06/30/27	3.2%
U.S. Treasury Notes	3.500%	11/15/28	2.8%
U.S. Treasury Bonds	2.875%	08/15/28	2.8%
U.S. Treasury Notes	4.250%	02/15/28	2.2%
U.S. Treasury Notes	3.375%	11/30/27	1.4%
FNMA	5.000%	12/15/40	1.1%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Additional Information

For additional information about the Fund; including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-800-DIAL-SEI

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

SLDBX-SAR-2025

Semi-Annual Shareholder Report: November 30, 2025

Intermediate Duration Credit Fund

SEI Institutional Investments Trust/Class A Shares - SIDCX

Fund Overview

This semi-annual shareholder report contains important information about Class A Shares of the Intermediate Duration Credit Fund (the "Fund") for the period from June 1, 2025 to November 30, 2025. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 1-800-DIAL-SEI.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Intermediate Duration Credit Fund, Class A Shares	$7	0.14%

Key Fund Statistics as of November 30, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$4,112,594	1,023	$2,452	70%

Asset/Sector WeightingsFootnote Reference*

Value	Value
Futures Contracts	0.0%
Sovereign Debt	0.3%
Cash Equivalent	1.3%
Materials	2.0%
Municipal Bonds	2.8%
Real Estate	3.0%
Consumer Discretionary	3.9%
Energy	4.0%
Information Technology	4.0%
Consumer Staples	4.8%
Communication Services	5.2%
Industrials	6.5%
U.S. Treasury Obligations	7.3%
Health Care	8.6%
Utilities	11.3%
Financials	35.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net AssetsFootnote Reference(A)
U.S. Treasury Notes	4.000%	11/15/35	1.8%
U.S. Treasury Bonds	4.750%	08/15/55	1.5%
U.S. Treasury Notes	3.500%	11/15/28	1.0%
U.S. Treasury Notes	3.500%	10/15/28	0.6%
Bank of America, SOFRRATE + 1.930%	2.676%	06/19/41	0.6%
Goldman Sachs Group, SOFRRATE + 1.248%	2.383%	07/21/32	0.5%
Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide	4.900%	02/01/46	0.4%
U.S. Treasury Bonds	4.875%	08/15/45	0.4%
Citigroup, SOFRRATE + 1.167%	2.561%	05/01/32	0.4%
Truist Financial, SOFRRATE + 2.361%	5.867%	06/08/34	0.4%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Additional Information

For additional information about the Fund; including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-800-DIAL-SEI

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

SIDCX-SAR-2025

Semi-Annual Shareholder Report: November 30, 2025

Dynamic Asset Allocation Fund

SEI Institutional Investments Trust/Class A Shares - SDLAX

Fund Overview

This semi-annual shareholder report contains important information about Class A Shares of the Dynamic Asset Allocation Fund (the "Fund") for the period from June 1, 2025 to November 30, 2025. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 1-800-DIAL-SEI.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dynamic Asset Allocation Fund, Class A Shares	$2	0.03%

Key Fund Statistics as of November 30, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$1,945,692	521	$93	9%

Asset/Sector WeightingsFootnote Reference*

Value	Value
Written Swaptions	0.0%
Total Return Swaps	0.0%
Purchased Swaption	0.2%
Futures Contracts	0.6%
Cash Equivalent	1.3%
Materials	1.3%
Real Estate	1.5%
Utilities	1.8%
Energy	2.2%
Interest Rate Swaps	2.6%
Consumer Staples	3.7%
U.S. Treasury Obligation	5.4%
Industrials	6.2%
Health Care	7.5%
Consumer Discretionary	7.9%
Communication Services	8.3%
Financials	10.0%
Information Technology	26.6%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
NVIDIA Corp	5.7%
Apple Inc	5.5%
U.S. Treasury Bill, 3.85%, 12/4/2025	5.4%
Microsoft Corp	4.8%
Amazon.com Inc	3.0%
Broadcom Inc	2.5%
Alphabet Inc, Cl A	2.5%
Interest Rate Swap 4.35% 11/02/2031	2.0%
Alphabet Inc, Cl C	2.0%
Meta Platforms Inc, Cl A	1.9%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Additional Information

For additional information about the Fund; including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-800-DIAL-SEI

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

SDLAX-SAR-2025

Semi-Annual Shareholder Report: November 30, 2025

Multi-Asset Real Return Fund

SEI Institutional Investments Trust/Class A Shares - SEIAX

Fund Overview

This semi-annual shareholder report contains important information about Class A Shares of the Multi-Asset Real Return Fund (the "Fund") for the period from June 1, 2025 to November 30, 2025. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 1-800-DIAL-SEI.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multi-Asset Real Return Fund, Class A Shares	$11	0.21%Footnote Reference(1)
Footnote	Description
Footnote(1)	The expense ratio includes dividend, interest, and proxy fee expense. Had this expense been excluded the ratio would have been 0.20%.

Key Fund Statistics as of November 30, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$781,364	1,188	$685	76%

Asset/Sector WeightingsFootnote Reference*

Value	Value
Information Technology	-0.3%
Forward	0.0%
Rights	0.0%
Credit Default Swaps	0.0%
Rights	0.0%
Registered Investment Company	0.2%
Interest Rate Swaps	0.3%
Sovereign Debt	0.3%
Futures Contracts	0.5%
Communication Services	0.9%
Utilities	1.4%
U.S. Government Agency Obligations	1.4%
Mortgage-Backed Securities	2.4%
Asset-Backed Securities	2.8%
Real Estate	2.9%
Health Care	6.1%
Corporate Obligations	6.5%
Consumer Staples	7.2%
Energy	8.5%
U.S. Treasury Obligations	54.3%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net Assets
U.S. Treasury Inflation-Protected Securities	0.250%	07/15/29	14.9%
U.S. Treasury Inflation-Protected Securities	0.375%	07/15/27	9.0%
U.S. Treasury Inflation-Protected Securities	0.125%	07/15/30	3.9%
U.S. Treasury Inflation-Protected Securities	1.625%	04/15/30	3.6%
U.S. Treasury Inflation-Protected Securities	0.750%	07/15/28	2.8%
U.S. Treasury Bills	3.853%	01/20/26	2.7%
U.S. Treasury Bills	3.903%	12/26/25	2.2%
Exxon Mobil Corp	—	—	2.1%
U.S. Treasury Bills	3.929%	12/30/25	1.8%
U.S. Treasury Bills	3.863%	12/23/25	1.3%

Additional Information

For additional information about the Fund; including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-800-DIAL-SEI

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

SEIAX-SAR-2025

(b) Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual report.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) The Schedules of Investments and Consolidated Schedules of Investments are included as part of the Financial Statements and Financial Highlights filed under Item 7 of this form.

(b) In accordance with Section 13(c) of the Investment Company Act of 1940 the Screened World Equity Ex-US Fund did not hold any divested securities during the six-months ended November 30, 2025.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Financial statements and financial highlights filed herein.

November 30, 2025

Semi-Annual Financials and Other Information

SEI Institutional Investments Trust

❯	Large Cap Fund	❯	Emerging Markets Equity Fund

❯	Large Cap Disciplined Equity Fund	❯	Opportunistic Income Fund

❯	Large Cap Index Fund	❯	Core Fixed Income Fund

❯	S&P 500 Index Fund	❯	High Yield Bond Fund

❯	Extended Market Index Fund	❯	Long Duration Fund

❯	Small Cap Fund	❯	Long Duration Credit Fund

❯	Small Cap II Fund	❯	Ultra Short Duration Bond Fund

❯	Small/Mid Cap Equity Fund	❯	Emerging Markets Debt Fund

❯	U.S. Equity Factor Allocation Fund	❯	Real Return Fund

❯	U.S. Managed Volatility Fund	❯	Limited Duration Bond Fund

❯	Global Managed Volatility Fund	❯	Intermediate Duration Credit Fund

❯	World Equity Ex-US Fund	❯	Dynamic Asset Allocation Fund

❯	Screened World Equity Ex-US Fund	❯	Multi-Asset Real Return Fund

seic.com

TABLE OF CONTENTS

Financial Statements (Form N-CSRS Item 7)
Schedules of Investments/Consolidated Schedules of Investments	1
Glossary	380
Statements of Assets and Liabilities/Consolidated Statements of Assets and Liabilities	382
Statements of Operations/Consolidated Statements of Operations	388
Statements of Changes in Net Assets/Consolidated Statements of Changes in Net Assets	394
Financial Highlights/Consolidated Financial Highlights	402
Notes to Financial Statements/Notes to Consolidated Financial Statements	408
Other Information (Form N-CSRS Items 8-11) (Unaudited)	448

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2025

Large Cap Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† — 97.5%

Communication Services — 10.0%
Alphabet Inc, Cl A	74,118	$23,731
Alphabet Inc, Cl C	24,722	7,914
AT&T Inc	196,070	5,102
BCE Inc	55,542	1,306
Comcast Corp, Cl A	101,126	2,699
Electronic Arts Inc	2,543	514
Fox Corp	20,500	1,343
Liberty Media Corp-Liberty Formula One, Cl C *	4,013	385
Meta Platforms Inc, Cl A	17,748	11,500
Netflix Inc *	18,744	2,016
Omnicom Group Inc	13,472	965
Pinterest Inc, Cl A *	3,558	93
ROBLOX Corp, Cl A *	8,880	844
Roku Inc, Cl A *	7,591	735
Sirius XM Holdings Inc	16,700	355
Snap Inc, Cl A *	17,204	132
Spotify Technology SA *	2,894	1,733
Take-Two Interactive Software Inc *	2,852	702
TEGNA Inc	26,800	523
TKO Group Holdings Inc, Cl A	1,313	254
T-Mobile US Inc	4,491	939
Trade Desk Inc/The, Cl A *	1,396	55
Verizon Communications Inc	47,000	1,932

		65,772
Consumer Discretionary — 11.8%
ADT Inc	105,700	872
Airbnb Inc, Cl A *	3,874	453
Amazon.com Inc *	62,218	14,511
Amer Sports Inc *	8,423	313
Autoliv Inc	5,100	602
AutoNation Inc *	1,500	317
AutoZone Inc *	1,676	6,627
Best Buy Co Inc	6,500	515
Booking Holdings Inc	688	3,381
BorgWarner Inc	33,022	1,422
Carter's Inc	9,900	316
DoorDash Inc, Cl A *	1,625	322
eBay Inc	21,858	1,810
Expedia Group Inc	5,900	1,509
Ford Motor Co	177,020	2,351
Frontdoor Inc *	7,937	428
Garmin Ltd	3,892	760
General Motors Co	42,999	3,161
Genuine Parts Co	11,981	1,562
Goodyear Tire & Rubber Co/The *	41,000	355
Harley-Davidson Inc	18,700	458
Hilton Worldwide Holdings Inc	11,625	3,314
Home Depot Inc/The	5,464	1,950
Lear Corp	4,700	505
Levi Strauss & Co, Cl A	31,835	701

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Lowe's Cos Inc	21,527	$5,220
Macy's Inc	36,200	809
Marriott International Inc/MD, Cl A	9,390	2,862
Mattel Inc *	33,400	705
MercadoLibre Inc *	365	756
MGM Resorts International *	16,800	593
Mobileye Global Inc, Cl A *	5,703	67
NIKE Inc, Cl B	27,139	1,754
PulteGroup Inc	10,900	1,386
Ralph Lauren Corp, Cl A	612	225
Ross Stores Inc	22,101	3,898
Sea Ltd ADR *	8,388	1,166
Sonos Inc *	18,657	346
Tempur Sealy International Inc	3,995	366
Tesla Inc *	7,569	3,256
TJX Cos Inc/The	36,277	5,511
Visteon Corp	2,980	308
Wayfair Inc, Cl A *	2,767	307

		78,050
Consumer Staples — 5.0%
Albertsons Cos Inc, Cl A	49,700	911
Altria Group Inc	51,369	3,031
Archer-Daniels-Midland Co	10,700	650
Bunge Global SA	8,800	845
Campbell Soup Co	21,100	643
Casey's General Stores Inc	4,858	2,771
Coca-Cola Co/The	27,568	2,016
Colgate-Palmolive Co	22,010	1,769
Conagra Brands Inc	19,200	343
Costco Wholesale Corp	3,221	2,943
Diageo PLC ADR	9,046	829
General Mills Inc	6,600	313
Herbalife Ltd *	15,000	191
Kraft Heinz Co/The	46,400	1,184
Kroger Co/The	25,300	1,702
Molson Coors Beverage Co, Cl B	30,900	1,437
PepsiCo Inc	20,322	3,023
Philip Morris International Inc	30,069	4,735
Seaboard Corp	149	697
Target Corp	11,020	999
Unilever PLC ADR	31,542	1,911
Walmart Inc	1,352	149
WD-40 Co	127	25

		33,117
Energy — 2.7%
APA Corp	18,600	465
Cheniere Energy Inc	6,500	1,355
Chevron Corp	13,166	1,990
ConocoPhillips	15,724	1,395
Delek US Holdings Inc	8,440	326
Devon Energy Corp	18,700	693
EOG Resources Inc	4,000	431

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2025

Large Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Exxon Mobil Corp	34,372	$3,984
Halliburton Co	24,000	629
HF Sinclair Corp	30,637	1,621
Marathon Petroleum Corp	5,688	1,102
PBF Energy Inc, Cl A	10,676	368
Phillips 66	3,200	438
Scorpio Tankers Inc	14,313	821
Teekay Tankers Ltd, Cl A	4,037	233
Transocean Ltd *	40,382	178
Valero Energy Corp	10,482	1,853

		17,882
Financials — 16.9%
Ally Financial Inc	12,000	496
American International Group Inc	15,400	1,173
Ameriprise Financial Inc	6,864	3,128
Annaly Capital Management Inc ‡	19,900	454
Arch Capital Group Ltd *	12,235	1,149
Bank of America Corp	112,852	6,054
Bank of New York Mellon Corp/The	26,914	3,017
Berkshire Hathaway Inc, Cl B *	4,933	2,535
Brown & Brown Inc	18,857	1,517
Cboe Global Markets Inc	892	230
Charles Schwab Corp/The	530	49
Chubb Ltd	7,806	2,312
Citigroup Inc	67,021	6,943
Citizens Financial Group Inc	31,700	1,715
CME Group Inc, Cl A	14,957	4,210
Commerce Bancshares Inc/MO	11,691	630
Corebridge Financial Inc	31,700	952
Everest Group Ltd	2,700	849
FactSet Research Systems Inc	5,835	1,618
Fidelis Insurance Holdings Ltd	16,800	320
First Horizon Corp	33,700	753
Fiserv Inc *	4,326	266
Goldman Sachs Group Inc/The	1,866	1,541
Hanover Insurance Group Inc/The	4,331	804
Hartford Financial Services Group Inc/The	12,400	1,699
Jackson Financial Inc, Cl A	436	43
JPMorgan Chase & Co	32,054	10,035
Kinsale Capital Group Inc	4,107	1,581
Lincoln National Corp	12,100	498
M&T Bank Corp	2,100	399
Mastercard Inc, Cl A	14,835	8,167
MetLife Inc	9,200	704
MGIC Investment Corp	45,000	1,276
Moody's Corp	15,922	7,814
Morgan Stanley	49,653	8,424
MSCI Inc, Cl A	10,044	5,662
NU Holdings Ltd/Cayman Islands, Cl A *	37,417	651
PayPal Holdings Inc	18,800	1,178
Radian Group Inc	22,400	796
Regions Financial Corp	33,700	858
Robinhood Markets Inc, Cl A *	770	99

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Rocket Cos Inc, Cl A	49,126	$981
S&P Global Inc	816	407
State Street Corp	12,200	1,452
Travelers Cos Inc/The	7,567	2,216
Truist Financial Corp	43,978	2,045
Unum Group	16,700	1,269
Visa Inc, Cl A	17,220	5,759
Wells Fargo & Co	42,104	3,615
Western Union Co/The	49,400	434
Zions Bancorp NA	11,100	591

		111,368
Health Care — 10.9%
AbbVie Inc	7,888	1,796
Abivax SA ADR *	4,299	537
Alignment Healthcare Inc *	10,670	205
Amgen Inc	88	30
AstraZeneca PLC ADR	4,814	446
Aveanna Healthcare Holdings Inc *	10,861	101
Becton Dickinson & Co	4,981	966
Biogen Inc *	3,520	641
Boston Scientific Corp *	7,741	786
Bristol-Myers Squibb Co	37,600	1,850
Cardinal Health Inc	2,600	552
Cencora Inc	12,795	4,720
Centene Corp *	16,100	633
Cidara Therapeutics Inc *	2,862	629
Cigna Group/The	2,900	804
Cogent Biosciences Inc *	5,742	231
CVS Health Corp	18,200	1,463
Eli Lilly & Co	5,128	5,515
Encompass Health Corp	5,215	606
Exelixis Inc *	20,200	892
Gilead Sciences Inc	23,725	2,986
HCA Healthcare Inc	3,568	1,814
Incyte Corp *	12,700	1,327
Insmed Inc *	1,143	238
Insulet Corp *	1,845	604
Intuitive Surgical Inc *	934	536
Ionis Pharmaceuticals Inc *	2,513	208
Jazz Pharmaceuticals PLC *	6,880	1,215
Johnson & Johnson	53,738	11,119
Kiniksa Pharmaceuticals International PLC, Cl A *	6,123	260
McKesson Corp	257	226
Medtronic PLC	21,350	2,249
Merck & Co Inc	37,823	3,965
Mettler-Toledo International Inc *	2,304	3,402
Natera Inc *	3,112	743
Novartis AG ADR	12,369	1,613
Pfizer Inc	84,851	2,184
Privia Health Group Inc *	15,750	384
Regeneron Pharmaceuticals Inc	794	620
STERIS PLC	14,724	3,921

SEI Institutional Investments Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Stryker Corp	784	$291
Tenet Healthcare Corp *	2,582	560
Thermo Fisher Scientific Inc	250	148
UnitedHealth Group Inc	13,291	4,383
Universal Health Services Inc, Cl B	2,900	707
Veeva Systems Inc, Cl A *	2,997	720
Viatris Inc	50,500	540
West Pharmaceutical Services Inc	250	69
Zoetis Inc, Cl A	9,435	1,209

		71,644
Industrials — 8.7%
Acuity Brands Inc	1,844	676
AGCO Corp	7,500	795
Allegion PLC	2,902	482
Allison Transmission Holdings Inc	12,700	1,126
American Airlines Group Inc *	24,500	344
Automatic Data Processing Inc	7,501	1,915
Booz Allen Hamilton Holding Corp, Cl A	14,428	1,204
Carrier Global Corp	43,166	2,369
Caterpillar Inc	393	226
Cintas Corp	13,178	2,451
CNH Industrial NV	30,300	286
Copart Inc *	66,949	2,610
Crane Co	509	93
Cummins Inc	1,700	847
Curtiss-Wright Corp	1,181	666
Delta Air Lines Inc	17,900	1,147
Eaton Corp PLC	419	145
Everus Construction Group Inc *	1,404	129
FedEx Corp	4,800	1,323
Ferguson Enterprises Inc	4,269	1,074
GE Vernova Inc	891	534
General Dynamics Corp	9,838	3,361
General Electric Co	3,425	1,022
Genpact Ltd	11,300	498
Graco Inc	25,140	2,073
Griffon Corp	5,800	435
HEICO Corp	779	247
HEICO Corp, Cl A	4,076	1,007
Huntington Ingalls Industries Inc	800	251
Johnson Controls International PLC	21,900	2,547
Lockheed Martin Corp	998	457
Lyft Inc, Cl A *	4,658	98
ManpowerGroup Inc	10,500	302
nVent Electric PLC	1,833	197
Old Dominion Freight Line Inc	8,357	1,131
Oshkosh Corp	6,200	795
Otis Worldwide Corp	28,075	2,494
Owens Corning	7,800	883
QXO Inc *	75,872	1,421
Rockwell Automation Inc	911	361
RTX Corp	21,504	3,761
Science Applications International Corp	5,200	448

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Siemens AG ADR	17,569	$2,330
Textron Inc	12,800	1,064
Tutor Perini Corp *	2,322	159
Uber Technologies Inc *	17,909	1,568
United Airlines Holdings Inc *	14,095	1,437
United Parcel Service Inc, Cl B	14,135	1,354
Upwork Inc *	34,400	679
Veralto Corp	1,907	193
Vertiv Holdings Co, Cl A	2,091	376
Waste Connections Inc	18,107	3,197
Watts Water Technologies Inc, Cl A	942	260
Woodward Inc	1,215	365

		57,213
Information Technology — 25.0%
Adobe Inc *	5,863	1,877
Advanced Energy Industries Inc	1,568	331
Advanced Micro Devices Inc *	4,776	1,039
Akamai Technologies Inc *	9,505	851
Amdocs Ltd	11,000	841
Amkor Technology Inc	19,089	695
Amphenol Corp, Cl A	34,573	4,871
Analog Devices Inc	14,941	3,965
Apple Inc	64,008	17,849
Applied Materials Inc	4,900	1,236
AppLovin Corp, Cl A *	5,216	3,127
Arista Networks Inc *	3,786	495
Arrow Electronics Inc *	6,200	670
Astera Labs Inc *	7,702	1,214
Atlassian Corp, Cl A *	1,968	294
Broadcom Inc	43,017	17,334
Calix Inc *	5,973	330
Cisco Systems Inc	60,007	4,617
Cloudflare Inc, Cl A *	1,368	274
Datadog Inc, Cl A *	1,946	311
Dell Technologies Inc, Cl C	12,300	1,640
Dropbox Inc, Cl A *	34,000	1,016
Dynatrace Inc *	1,742	78
Elastic NV *	1,135	80
Fabrinet *	70	32
Flex Ltd *	10,707	633
Gen Digital Inc	19,800	522
Globant SA *	5,723	364
GoDaddy Inc, Cl A *	676	87
Hewlett Packard Enterprise Co	69,100	1,511
HP Inc	47,459	1,159
Intel Corp *	20,723	841
International Business Machines Corp	1,180	364
Intuit Inc	4,292	2,722
JFrog Ltd *	8,548	521
Klaviyo Inc, Cl A *	4,074	116
Lam Research Corp	9,359	1,460
Microchip Technology Inc	1,457	78
Micron Technology Inc	6,601	1,561

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2025

Large Cap Fund (Concluded)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Microsoft Corp	65,723	$32,336
MongoDB Inc, Cl A *	2,477	823
Monolithic Power Systems Inc	3,535	3,281
Motorola Solutions Inc	6,036	2,231
Nebius Group NV, Cl A *	26,609	2,524
NVIDIA Corp	108,550	19,213
Oracle Corp	24,488	4,945
Palantir Technologies Inc, Cl A *	2,671	450
QUALCOMM Inc	20,755	3,489
Rubrik Inc, Cl A *	747	52
salesforce.com	12,253	2,825
SanDisk Corp *	523	117
Sanmina Corp *	2,166	338
Seagate Technology Holdings PLC	3,250	899
ServiceNow Inc *	334	271
Skyworks Solutions Inc	1,291	85
Snowflake Inc, Cl A *	923	232
Taiwan Semiconductor Manufacturing Co Ltd ADR	24,146	7,039
TD SYNNEX Corp	6,500	991
TE Connectivity PLC	4,856	1,098
Tenable Holdings Inc *	15,455	410
Teradyne Inc	2,218	404
Twilio Inc, Cl A *	3,600	467
Unity Software Inc *	4,779	203
Western Digital Corp	15,808	2,582
Zoom Video Communications Inc, Cl A *	9,278	788
Zscaler Inc *	679	171

		165,270
Materials — 2.9%
Anglogold Ashanti PLC	14,013	1,201
CF Industries Holdings Inc	5,490	432
Dow Inc	40,133	957
DuPont de Nemours Inc	18,554	738
Eastman Chemical Co	5,900	366
Linde PLC	8,015	3,289
Martin Marietta Materials Inc	480	299
NewMarket Corp	1,000	764
Newmont Corp	20,157	1,829
O-I Glass Inc *	29,800	402
Reliance Inc	6,714	1,875
Sherwin-Williams Co/The	16,999	5,842
Southern Copper Corp	3,385	456
Steel Dynamics Inc	3,900	655
Sylvamo Corp	5,900	279

		19,384
Real Estate — 1.8%
American Tower Corp, Cl A ‡	7,803	1,414
Brixmor Property Group Inc ‡	15,500	405
CBRE Group Inc, Cl A *	1,876	304
Crown Castle Inc ‡	12,603	1,150
Equinix Inc ‡	2,571	1,937

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Healthpeak Properties Inc ‡	85,477	$1,561
Host Hotels & Resorts Inc ‡	68,100	1,201
Omega Healthcare Investors Inc ‡	7,725	355
Ventas Inc ‡	1,544	124
VICI Properties Inc, Cl A ‡	60,735	1,750
Welltower Inc ‡	8,591	1,789
Zillow Group Inc, Cl A *	535	39
Zillow Group Inc, Cl C *	2,051	153

		12,182
Utilities — 1.8%
American Electric Power Co Inc	8,885	1,100
Brookfield Infrastructure Partners LP	21,108	762
Constellation Energy Corp	780	284
Duke Energy Corp	16,962	2,102
Entergy Corp	1,087	106
Eversource Energy	10,300	692
NextEra Energy Inc	27,326	2,358
NRG Energy Inc	6,500	1,102
PG&E Corp	11,618	187
Talen Energy Corp *	6,007	2,368
UGI Corp	14,800	585
Vistra Corp	2,503	448

		12,094
Total Common Stock
(Cost $414,837) ($ Thousands)		643,976

CASH EQUIVALENT — 2.1%
SEI Daily Income Trust, Government Fund, Institutional Class
3.950%**†	14,035,869	14,036
Total Cash Equivalent
(Cost $14,036) ($ Thousands)		14,036
Total Investments in Securities — 99.6%
(Cost $428,873) ($ Thousands)		$658,012

SEI Institutional Investments Trust

A list of the open futures contracts held by the Fund at November 30, 2025, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation(Thousands)
Long Contracts
S&P 500 Index E-MINI	23	Dec-2025	$7,739	$7,888	$149
S&P Mid Cap 400 Index E-MINI	6	Dec-2025	1,916	1,989	73
			$9,655	$9,877	$222

Percentages are based on Net Assets of $660,338 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of November 30, 2025.
‡	Real Estate Investment Trust.
†	Investment in Affiliated Security (see Note 6).
††	Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.

The following is a summary of the level of inputs used as of November 30, 2025, in valuing the Fund's investments and other financial instruments carried at value ($ Thousands):
Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Common Stock	643,976	–	–	643,976
Cash Equivalent	14,036	–	–	14,036
Total Investments in Securities	658,012	–	–	658,012

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	222	–	–	222
Total Other Financial Instruments	222	–	–	222

*	Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The following is a summary of the Fund’s transactions with affiliates for the period ended November 30, 2025 ($ Thousands):

Security Description	Value 5/31/2025	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 11/30/2025	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$16,737	$130,663	$(133,364)	$—	$—	$14,036	$305	$—

Amounts designated as “—” are either $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2025

Large Cap Disciplined Equity Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† — 95.7%

Communication Services — 8.8%
Alphabet Inc, Cl A	147,610	$47,262
Alphabet Inc, Cl C	29,850	9,556
AT&T Inc	377,711	9,828
Comcast Corp, Cl A	162,133	4,327
Electronic Arts Inc	12,162	2,457
Meta Platforms Inc, Cl A	50,994	33,042
Netflix Inc *	54,930	5,909
News Corp, Cl A	671	17
Pinterest Inc, Cl A *	62,009	1,620
ROBLOX Corp, Cl A *	10,055	955
Roku Inc, Cl A *	12,280	1,189
Snap Inc, Cl A *	51,769	398
Take-Two Interactive Software Inc *	7,428	1,828
T-Mobile US Inc	13,552	2,832
Trade Desk Inc/The, Cl A *	2,117	84
Verizon Communications Inc	5,510	226
Walt Disney Co/The	19,880	2,077

		123,607
Consumer Discretionary — 8.9%
Abercrombie & Fitch Co, Cl A *	32,970	3,227
ADT Inc	283,292	2,337
Airbnb Inc, Cl A *	21,864	2,558
Amazon.com Inc *	119,307	27,825
Autoliv Inc	2,536	299
AutoZone Inc *	2,218	8,771
Booking Holdings Inc	1,785	8,773
BorgWarner Inc	29,040	1,250
Carnival Corp, Cl A *	47,859	1,234
DoorDash Inc, Cl A *	2,182	433
eBay Inc	19,868	1,645
Expedia Group Inc	3,622	926
Ford Motor Co	181,108	2,405
Frontdoor Inc *	5,827	314
Garmin Ltd	11,852	2,315
General Motors Co	105,148	7,730
Hilton Worldwide Holdings Inc	13,100	3,734
Home Depot Inc/The	9,150	3,266
Levi Strauss & Co, Cl A	80,779	1,780
Lowe's Cos Inc	15,000	3,637
Magna International Inc, Cl A	34,130	1,667
Marriott International Inc/MD, Cl A	15,729	4,794
NIKE Inc, Cl B	71,535	4,623
O'Reilly Automotive Inc *	31,489	3,202
PVH Corp	3,404	288
Ralph Lauren Corp, Cl A	871	320
Ross Stores Inc	25,120	4,430
Royal Caribbean Cruises Ltd	7,057	1,879
Tesla Inc *	17,890	7,696
TJX Cos Inc/The	66,623	10,121
Wayfair Inc, Cl A *	557	62

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Whirlpool Corp	17,590	$1,361

		124,902
Consumer Staples — 4.9%
Albertsons Cos Inc, Cl A	27,395	502
Archer-Daniels-Midland Co	53,400	3,244
Casey's General Stores Inc	7,895	4,504
Coca-Cola Co/The	93,923	6,868
Colgate-Palmolive Co	25,500	2,050
Conagra Brands Inc	146,627	2,617
Costco Wholesale Corp	6,195	5,660
Diageo PLC ADR	19,380	1,776
Dollar General Corp	77,923	8,532
Estee Lauder Cos Inc/The, Cl A	25,621	2,410
Kimberly-Clark Corp	23,680	2,584
Kraft Heinz Co/The	42,048	1,073
Kroger Co/The	109,206	7,348
Molson Coors Beverage Co, Cl B	27,569	1,282
PepsiCo Inc	22,800	3,391
Philip Morris International Inc	46,751	7,362
Procter & Gamble Co/The	7,501	1,111
Target Corp	9,295	842
Tyson Foods Inc, Cl A	25,260	1,466
Walmart Inc	28,642	3,165

		67,787
Energy — 2.5%
Baker Hughes Co, Cl A	46,298	2,324
BP PLC ADR	58,940	2,128
Canadian Natural Resources Ltd	83,000	2,803
Cheniere Energy Inc	10,885	2,269
Chevron Corp	16,576	2,505
ConocoPhillips	24,570	2,179
Devon Energy Corp	35,120	1,302
Exxon Mobil Corp	33,016	3,827
HF Sinclair Corp	80,034	4,235
Ovintiv Inc	66,561	2,726
Schlumberger NV	53,153	1,926
Shell PLC ADR	38,390	2,832
Valero Energy Corp	21,320	3,768
Weatherford International PLC	9,462	708

		35,532
Financials — 16.2%
Allstate Corp/The	22,984	4,895
American International Group Inc	29,506	2,247
Ameriprise Financial Inc	9,988	4,552
Annaly Capital Management Inc ‡	125,360	2,858
Arch Capital Group Ltd *	39,290	3,690
Bank of America Corp	189,143	10,148
Bank of New York Mellon Corp/The	35,868	4,021
Berkshire Hathaway Inc, Cl B *	19,923	10,237
BlackRock Funding Inc/DE	2,754	2,884
Brown & Brown Inc	31,559	2,538

SEI Institutional Investments Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Capital One Financial Corp	16,972	$3,718
Citigroup Inc	150,651	15,607
CME Group Inc, Cl A	22,178	6,242
FactSet Research Systems Inc	6,800	1,885
Fidelity National Information Services Inc	38,136	2,508
Fiserv Inc *	13,696	842
Franklin Resources Inc	26,551	600
Global Payments Inc	112,150	8,496
Goldman Sachs Group Inc/The	7,331	6,056
Jackson Financial Inc, Cl A	2,983	292
JPMorgan Chase & Co	64,010	20,040
KeyCorp	102,946	1,892
Kinsale Capital Group Inc	6,878	2,647
Lincoln National Corp	24,783	1,020
M&T Bank Corp	17,890	3,403
Marsh & McLennan Cos Inc	7,070	1,297
Mastercard Inc, Cl A	29,131	16,038
Moody's Corp	21,448	10,526
Morgan Stanley	77,559	13,159
MSCI Inc, Cl A	18,890	10,649
Nasdaq Inc	33,445	3,041
PayPal Holdings Inc	49,921	3,130
Popular Inc	20,143	2,311
RenaissanceRe Holdings Ltd	10,702	2,795
Rithm Capital Corp ‡	132,719	1,525
S&P Global Inc	4,063	2,027
Synchrony Financial	44,359	3,432
Synovus Financial Corp	53,839	2,595
Travelers Cos Inc/The	11,177	3,273
Visa Inc, Cl A	47,134	15,764
Webster Financial Corp	5,003	298
Wells Fargo & Co	52,376	4,496
Willis Towers Watson PLC	10,660	3,422
Zions Bancorp NA	54,356	2,893

		225,989
Health Care — 10.6%
AbbVie Inc	34,894	7,945
Align Technology Inc *	4,946	728
AstraZeneca PLC ADR	16,670	1,546
Avantor Inc *	105,724	1,240
BioMarin Pharmaceutical Inc *	57,548	3,219
Bridgebio Pharma Inc *	17,559	1,264
Bristol-Myers Squibb Co	43,215	2,126
Cardinal Health Inc	739	157
Cencora Inc	28,687	10,583
Centene Corp *	76,097	2,994
Cigna Group/The	958	266
CVS Health Corp	136,070	10,935
Dexcom Inc *	19,649	1,247
Doximity Inc, Cl A *	9,497	488
Eli Lilly & Co	12,979	13,958
Encompass Health Corp	5,167	600
Exelixis Inc *	19,440	859

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Genmab ADR *	41,260	$1,335
Gilead Sciences Inc	25,462	3,204
GSK PLC ADR	55,930	2,677
Halozyme Therapeutics Inc *	17,762	1,268
HCA Healthcare Inc	1,659	843
Humana Inc	8,720	2,143
ICON PLC *	14,410	2,666
Insulet Corp *	4,794	1,569
Ionis Pharmaceuticals Inc *	1,597	132
Jazz Pharmaceuticals PLC *	9,741	1,720
Johnson & Johnson	79,069	16,361
McKesson Corp	3,844	3,387
Medtronic PLC	30,882	3,253
Merck & Co Inc	9,627	1,009
Mettler-Toledo International Inc *	2,575	3,803
Neurocrine Biosciences Inc *	7,081	1,077
Pfizer Inc	170,346	4,385
Regeneron Pharmaceuticals Inc	5,449	4,251
Royalty Pharma PLC, Cl A	46,940	1,879
Sanofi SA ADR	55,770	2,782
Sarepta Therapeutics Inc *	4,037	86
STERIS PLC	20,353	5,420
Stryker Corp	6,833	2,536
Tenet Healthcare Corp *	6,663	1,445
UnitedHealth Group Inc	21,796	7,188
Veeva Systems Inc, Cl A *	11,234	2,699
Viatris Inc	316,166	3,380
West Pharmaceutical Services Inc	3,740	1,037
Zoetis Inc, Cl A	32,909	4,218

		147,908
Industrials — 8.5%
Acuity Brands Inc	5,604	2,053
AerCap Holdings NV	43,420	5,818
AGCO Corp	10,335	1,095
Allegion PLC	150	25
Allison Transmission Holdings Inc	30,194	2,677
Automatic Data Processing Inc	12,560	3,207
Bloom Energy Corp, Cl A *	1,889	206
Boeing Co/The *	8,475	1,602
Booz Allen Hamilton Holding Corp, Cl A	24,163	2,017
Carrier Global Corp	48,500	2,662
Caterpillar Inc	4,389	2,527
Cintas Corp	22,070	4,106
CNH Industrial NV	230,555	2,174
Comfort Systems USA Inc	2,493	2,436
Copart Inc *	75,100	2,927
Core & Main Inc, Cl A *	16,058	776
Cummins Inc	533	265
Curtiss-Wright Corp	1,549	874
Delta Air Lines Inc	61,068	3,914
FedEx Corp	9,960	2,746
Ferguson Enterprises Inc	14,949	3,762
GE Vernova Inc	6,610	3,965

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2025

Large Cap Disciplined Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
General Dynamics Corp	9,791	$3,345
General Electric Co	25,175	7,514
Genpact Ltd	7,479	330
Graco Inc	28,200	2,325
HEICO Corp	1,167	370
Honeywell International Inc	4,815	925
Johnson Controls International PLC	1,282	149
Lockheed Martin Corp	12,406	5,680
Lyft Inc, Cl A *	72,105	1,516
Middleby Corp/The *	11,900	1,407
Northrop Grumman Corp	5,362	3,068
Old Dominion Freight Line Inc	13,995	1,893
Otis Worldwide Corp	29,000	2,577
Primoris Services Corp	21,545	2,727
Regal Rexnord Corp	15,780	2,304
Rockwell Automation Inc	5,261	2,083
RTX Corp	48,684	8,515
Tetra Tech Inc	75,828	2,634
Textron Inc	17,209	1,431
Toro Co/The	1,864	130
Uber Technologies Inc *	60,879	5,329
United Airlines Holdings Inc *	18,727	1,909
United Parcel Service Inc, Cl B	1,974	189
Veralto Corp	8,145	824
Vertiv Holdings Co, Cl A	15,830	2,845
Waste Connections Inc	30,323	5,354

		119,207
Information Technology — 28.0%
Adobe Inc *	25,764	8,248
Advanced Energy Industries Inc	2,000	422
Advanced Micro Devices Inc *	16,056	3,493
Akamai Technologies Inc *	39,073	3,498
Amkor Technology Inc	56,156	2,044
Amphenol Corp, Cl A	69,248	9,757
Analog Devices Inc	17,133	4,546
Apple Inc	244,311	68,126
Applied Materials Inc	5,804	1,464
AppLovin Corp, Cl A *	862	517
Arista Networks Inc *	24,189	3,161
Atlassian Corp, Cl A *	7,565	1,131
Broadcom Inc	87,905	35,422
Cisco Systems Inc	38,999	3,001
Cloudflare Inc, Cl A *	1,073	215
Crowdstrike Holdings Inc, Cl A *	2,354	1,199
Datadog Inc, Cl A *	4,580	733
Dell Technologies Inc, Cl C	10,817	1,442
Dropbox Inc, Cl A *	84,199	2,516
Elastic NV *	26,705	1,883
Fortinet Inc *	8,479	688
GoDaddy Inc, Cl A *	11,405	1,458
Hewlett Packard Enterprise Co	94,506	2,067
HP Inc	136,438	3,332
Intel Corp *	155,866	6,322

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
International Business Machines Corp	2,778	$857
Intuit Inc	13,798	8,749
JFrog Ltd *	12,691	774
KLA Corp	2,964	3,484
Kyndryl Holdings Inc *	29,621	765
Lam Research Corp	66,822	10,424
Micron Technology Inc	40,160	9,497
Microsoft Corp	146,318	71,990
MongoDB Inc, Cl A *	2,078	691
Monolithic Power Systems Inc	6,728	6,245
Motorola Solutions Inc	10,108	3,737
Nutanix Inc, Cl A *	10,499	502
NVIDIA Corp	224,500	39,736
ON Semiconductor Corp *	59,860	3,007
Oracle Corp	40,096	8,097
Palantir Technologies Inc, Cl A *	12,470	2,101
Pegasystems Inc	35,051	1,920
Pure Storage Inc, Cl A *	3,095	275
QUALCOMM Inc	1,223	206
Rubrik Inc, Cl A *	10,708	742
Salesforce Inc	59,410	13,696
Sanmina Corp *	4,331	676
Seagate Technology Holdings PLC	22,995	6,362
ServiceNow Inc *	2,817	2,289
Skyworks Solutions Inc	50,064	3,302
Taiwan Semiconductor Manufacturing Co Ltd ADR	21,827	6,363
TE Connectivity PLC	19,255	4,355
Teradyne Inc	8,753	1,592
UiPath Inc, Cl A *	54,412	754
VeriSign Inc	8,666	2,184
Vontier Corp	68,590	2,488
Western Digital Corp	24,571	4,013
Zoom Video Communications Inc, Cl A *	37,233	3,163
Zscaler Inc *	742	187

		391,908
Materials — 1.9%
Celanese Corp, Cl A	50,790	2,116
CRH PLC	3,277	393
Crown Holdings Inc	10,600	1,026
FMC Corp	46,620	666
Freeport-McMoRan Inc, Cl B	6,192	266
Linde PLC	8,880	3,644
Newmont Corp	62,805	5,698
O-I Glass Inc *	78,280	1,055
Reliance Inc	11,244	3,141
Sherwin-Williams Co/The	22,824	7,844

		25,849
Real Estate — 2.7%
American Tower Corp, Cl A ‡	37,502	6,798
CBRE Group Inc, Cl A *	5,178	838
Equinix Inc ‡	8,229	6,199

SEI Institutional Investments Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Healthpeak Properties Inc ‡	131,120	$2,394
Host Hotels & Resorts Inc ‡	153,888	2,713
Howard Hughes Holdings Inc *	19,130	1,713
Omega Healthcare Investors Inc ‡	17,441	801
Prologis Inc ‡	16,571	2,130
SBA Communications Corp, Cl A ‡	8,359	1,624
STAG Industrial Inc ‡	71,035	2,790
Ventas Inc ‡	34,793	2,805
Welltower Inc ‡	30,799	6,413
Zillow Group Inc, Cl C *	2,156	161

		37,379
Utilities — 2.7%
AES Corp/The	74,430	1,047
American Electric Power Co Inc	40,777	5,047
Brookfield Infrastructure Partners LP	18,975	685
Dominion Energy Inc	52,209	3,277
Edison International	49,480	2,914
Entergy Corp	9,008	878
Eversource Energy	38,490	2,586
FirstEnergy Corp	42,920	2,048
National Fuel Gas Co	20,258	1,670
NRG Energy Inc	22,221	3,766
PG&E Corp	219,641	3,541
Sempra	40,310	3,818
Talen Energy Corp *	1,860	733
UGI Corp	69,624	2,754
Xcel Energy Inc	41,580	3,414

		38,178
Total Common Stock
(Cost $941,260) ($ Thousands)		1,338,246
	Face Amount (Thousands)
U.S. TREASURY OBLIGATION — 1.8%
U.S. Treasury Bill
3.723%, 02/26/2026 (A)	$25,000	24,776

Total U.S. Treasury Obligation
(Cost $24,777) ($ Thousands)		24,776

	Shares
CASH EQUIVALENT — 2.5%
SEI Daily Income Trust, Government Fund, Institutional Class
3.950%**†	34,361,045	34,361
Total Cash Equivalent
(Cost $34,361) ($ Thousands)		34,361
Total Investments in Securities — 100.0%
(Cost $1,000,398) ($ Thousands)		$1,397,383

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2025

Large Cap Disciplined Equity Fund (Continued)

A list of the open futures contracts held by the Fund at November 30, 2025, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation(Thousands)
Long Contracts
S&P 500 Index E-MINI	50	Dec-2025	$17,003	$17,149	$146

A list of the open OTC Swap agreement held by the Fund at November 30, 2025, is as follows:

Total Return Swap
Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
Bank of America Merrill Lynch	Mackenzie Investments Corporation Custom Basket of Securities	Custom Financing	Basket Return	Annually	09/15/2026	USD	32,610	$(2,051)	$–	$(2,051)

The following table represents the top 50 individual stock exposures or those exceeding 1% of the Custom Basket Total Return Swap as of November 30, 2025:

United States Custom Basket of Long Securities

Shares	Description	Notional Amount (Thousands)	Value (Thousands)	Percentage of Basket
170,597	NVIDIA CORP	$31,833	$(1,687)	97.6%
75,766	ALPHABET INC	21,595	2,681	66.2
61,363	AMAZON.COM INC	14,290	(1)	43.8
746	BOOKING HOLDINGS INC	3,584	77	11.0
31,619	CITIGROUP INC	3,105	185	9.5
17,680	TERADYNE INC	2,960	253	9.1
9,633	EXPEDIA GROUP INC	2,352	111	7.2
11,633	BOEING CO/THE	2,231	(36)	6.8
83,451	NEWS CORP	2,126	13	6.5
16,153	INCYTE CORP	1,683	2	5.2
27,168	EDISON INTERNATIONAL	1,569	28	4.8
19,545	TEXTRON INC	1,565	58	4.8
19,145	COLGATE	1,509	28	4.6
2,986	S&P GLOBAL INC	1,460	30	4.5
14,083	MERCK & CO INC	1,308	167	4.0
4,576	WEST PHARMACEUTICAL SERVICES	1,201	67	3.7
28,362	LINCOLN NATL CORP	1,117	48	3.4
9,800	NETFLIX INC	1,081	(28)	3.3
16,222	HF SINCLAIR CORP	892	(27)	2.7
4,215	SBA COMMUNICATIONS CORP	825	(2)	2.5
3,927	AMERICAN TOWER CORP	709	2	2.2
1,477	TESLA INC REGISTERED	604	30	1.9
4,619	POPULAR INC	509	20	1.6
3,114	PHILIP MORRIS INTL INC	476	14	1.5
12,340	UGI CORP	428	59	1.3
3,638	ROBLOX CORP	368	(23)	1.1
1,346	RENAISSANCERE HOLDINGS LTD	354	(3)	1.1
7,143	BAKER HUGHES COMPANY CL A	342	16	1.1
329	BLACKROCK INC	337	7	1.0
6,177	PEGASYSTEMS INC REGISTERED SHS	333	5	1.0
1,504	ORACLE CORP	331	(27)	1.0
8,065	OVINTIV INC	308	22	0.9
2,616	AUTOLIV INC COM	306	4	0.9
27,755	CNH INDUSTRIAL NV	271	(10)	0.8
4,024	BRIDGEBIO PHARMA INC REGISTERED SHS	269	20	0.8
18,305	AES CORP REGISTERED SHS	249	8	0.8
9,055	COMCAST CORP	246	(5)	0.8

SEI Institutional Investments Trust

Shares	Description	Notional Amount (Thousands)	Value (Thousands)	Percentage of Basket
4,502	BIOMARIN PHARMACEUTICAL INC REGISTERED SHS	$245	$6	0.8%
4,825	CORE & MAIN INC CL A	217	16	0.7
858	VERISIGN INC	215	5	0.7
5,684	TETRA TECH INC REGISTERED SHS	203	(6)	0.6
16,868	RITHM CAPITAL CORP	183	10	0.6
874	ALLSTATE CORP	183	3	0.6
1,438	DELL TECHNOLOGIES	176	15	0.5
2,141	PAYPAL HOLDINGS INC REGISTERED SHS	133	2	0.4
5,043	PFIZER INC COM	126	5	0.4
1,496	SKYWORKS SOLUTIONS INC	94	5	0.3
2,686	DROPBOX INC	80	0	0.2
1,059	GLOBAL PAYMENTS INC REGISTERED SHS	77	3	0.2
4,607	P G & E CORP	75	(1)	0.2

United States Custom Basket of Short Securities

Shares	Description	Notional Amount (Thousands)	Value (Thousands)	Percentage of Basket
(5,377)	RBC BEARINGS INC	$(2,308)	$(81)	(7.1)%
(3,800)	MEDPACE HOLDINGS INC	(2,226)	(23)	(6.8)
(136,533)	JOBY AVIATION INC	(1,876)	(92)	(5.8)
(12,538)	HYATT HOTELS CORP	(1,868)	(193)	(5.7)
(49,235)	VIPER ENERGY INC	(1,802)	(22)	(5.5)
(65,872)	SOFI TECHNOLOGIES INC	(1,781)	(174)	(5.5)
(14,792)	CULLEN/FROST BANKERS INC	(1,774)	(69)	(5.4)
(13,825)	WINTRUST FINL CORP COM	(1,773)	(82)	(5.4)
(6,144)	ERIE INDEMNITY COMPANY	(1,766)	(47)	(5.4)
(34,233)	COMMERCE BANCSHARES INC	(1,758)	(86)	(5.4)
(85,417)	GAMESTOP CORP	(1,751)	(171)	(5.4)
(87,967)	OLD NATIONAL BANCORP REGISTERED SHS	(1,740)	(169)	(5.3)
(12,721)	AMERICAN WATER WORKS CO INC	(1,688)	25	(5.2)
(8,715)	AUTONATION INC	(1,684)	(156)	(5.2)
(44,549)	INTERNATIONAL PAPER CO	(1,635)	(143)	(5.0)
(72,455)	WEYERHAEUSER CO	(1,559)	(64)	(4.8)
(10,434)	REPLIGEN CORP	(1,555)	(228)	(4.8)
(67,926)	HP INC REGISTERED SHS	(1,553)	(103)	(4.8)
(63,471)	MIRION TECHNOLOGIES INC COM CL A	(1,548)	(102)	(4.8)
(74,589)	ARES CAPITAL CORP	(1,468)	(68)	(4.5)
(106,415)	BLUE OWL CAPITAL INC	(1,465)	(153)	(4.5)
(54,913)	BLACKSTONE SECD LENDING FD COMMON STOCK	(1,439)	(74)	(4.4)
(30,654)	CNA FINANCIAL CORP	(1,404)	(42)	(4.3)
(11,820)	ROBINHOOD MARKETS INC	(1,359)	(158)	(4.2)
(3,487)	KINSALE CAPITAL GROUP INC	(1,358)	17	(4.2)
(5,537)	HEICO CORP NEW	(1,342)	(24)	(4.1)
(29,336)	CAVA GROUP INC	(1,327)	(106)	(4.1)
(76,356)	QXO INC COM	(1,295)	(137)	(4.0)
(22,166)	KARMAN HOLDINGS INC REGISTERED SHS	(1,292)	(192)	(4.0)
(9,629)	XPO INC	(1,232)	(135)	(3.8)
(2,925)	FABRINET	(1,219)	(124)	(3.7)
(59,074)	ROIVANT SCIENCES LTD	(1,215)	(13)	(3.7)
(6,377)	DUOLINGO	(1,137)	(82)	(3.5)
(1,939)	MADRIGAL PHARMACEUTICALS INC	(1,073)	(89)	(3.3)
(3,538)	AEROVIRONMENT INC	(1,004)	16	(3.1)
(14,336)	CYTOKINETICS INC	(960)	(16)	(2.9)
(6,611)	CDW CORP/DE	(927)	(29)	(2.8)
(9,923)	RYMAN HOSPITALITY PROPERTIES	(919)	(27)	(2.8)
(69,968)	QUANTUMSCAPE CORP	(906)	52	(2.8)
(13,627)	LOAR HOLDINGS INC COM SHS	(870)	(62)	(2.7)
(5,170)	CHARLES RIV LABS INTL INC	(841)	(79)	(2.6)
(41,753)	KIMCO REALTY CORP	(838)	(23)	(2.6)
(22,989)	SUPER MICRO COMPUTER INC	(792)	15	(2.4)
(2,870)	SITIME CORP	(772)	(82)	(2.4)
(14,485)	DUTCH BROS INC	(748)	(100)	(2.3)

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2025

Large Cap Disciplined Equity Fund (Concluded)

Shares	Description	Notional Amount (Thousands)	Value (Thousands)	Percentage of Basket
(17,601)	ROCKET LAB CORP	$(732)	$(9)	(2.2)%
(60,664)	SOUNDHOUND AI INC CLASS A	(693)	(37)	(2.1)
(40,957)	SUMMIT THERAPEUTICS INC	(688)	(44)	(2.1)
(12,035)	AST SPACEMOBILE INC	(681)	6	(2.1)
(7,524)	SOUTHSTATE CORP	(642)	(31)	(2.0)
(17,219)	UPSTART HOLDINGS INC	(621)	(152)	(1.9)
(2,281)	WATTS WATER TECHNOLOGIES INC SHS	(605)	(23)	(1.9)
(6,096)	OKLO INC	(581)	25	(1.8)
(8,092)	COSTAR GROUP INC	(554)	(2)	(1.7)
(6,487)	SERVICETITAN INC SHS CL A	(551)	(28)	(1.7)
(4,858)	NUVALENT INC	(525)	(6)	(1.6)
(19,872)	RIGETTI COMPUTING INC COMMON STOCK	(480)	(38)	(1.5)
(4,482)	NOVANTA INC	(461)	(48)	(1.4)
(6,454)	AFFIRM HLDGS INC COM CL A	(440)	(17)	(1.4)
(7,091)	MP MATERIALS CORP COM CL A	(410)	(29)	(1.3)
(2,562)	TD SYNNEX CORP	(375)	(15)	(1.2)
(1,587)	WINGSTOP INC	(361)	(59)	(1.1)
(2,100)	LULULEMON ATHLETICA INC	(343)	(44)	(1.1)
(15,577)	NUSCALE POWER CORP	(332)	21	(1.0)

Percentages are based on Net Assets of $1,397,708 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of November 30, 2025.
†	Investment in Affiliated Security (see Note 6).
††	Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.
‡	Real Estate Investment Trust.
(A)	Interest rate represents the security's effective yield at the time of purchase.

The following is a summary of the level of inputs used as of November 30, 2025, in valuing the Fund's investments and other financial instruments carried at value ($ Thousands):
Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Common Stock	1,338,246	–	–	1,338,246
U.S. Treasury Obligation	–	24,776	–	24,776
Cash Equivalent	34,361	–	–	34,361
Total Investments in Securities	1,372,607	24,776	–	1,397,383

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	146	–	–	146
OTC Swap
Total Return Swap*
Unrealized Depreciation	–	(2,051)	–	(2,051)
Total Other Financial Instruments	146	(2,051)	–	(1,905)

*	Futures contracts and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The following is a summary of the Fund’s transactions with affiliates for the period ended November 30, 2025 ($ Thousands):

Security Description	Value 5/31/2025	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 11/30/2025	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$56,195	$202,286	$(224,120)	$—	$—	$34,361	$684	$—

Amounts designated as “—” are either $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2025

Large Cap Index Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† — 98.2%

Communication Services — 10.3%
Alphabet Inc, Cl A	169,010	$54,114
Alphabet Inc, Cl C	137,630	44,058
AST SpaceMobile Inc, Cl A *	5,200	292
AT&T Inc	201,685	5,248
Charter Communications Inc, Cl A *	2,497	500
Comcast Corp, Cl A	104,400	2,786
DoubleVerify Holdings Inc *	4,800	51
Electronic Arts Inc	7,565	1,528
Fox Corp	10,927	683
Frontier Communications Parent Inc *	7,100	269
GCI Liberty - Escrow *	4,949	—
GCI Liberty Inc, Cl A *	16	1
GCI Liberty Inc, Cl C *	734	25
IAC Inc *	2,232	78
Iridium Communications Inc	2,700	44
Liberty Broadband Corp, Cl A *	80	4
Liberty Broadband Corp, Cl C *	3,678	170
Liberty Global Ltd, Cl A *	6,100	70
Liberty Global Ltd, Cl C *	6,300	72
Liberty Media Corp-Liberty Formula One, Cl A *	700	62
Liberty Media Corp-Liberty Formula One, Cl C *	6,200	595
Liberty Media Corp-Liberty Live, Cl A *	731	56
Liberty Media Corp-Liberty Live, Cl C *	1,392	110
Live Nation Entertainment Inc *	4,500	592
Madison Square Garden Sports Corp, Cl A *	486	111
Match Group Inc	7,396	246
Meta Platforms Inc, Cl A	63,490	41,138
Millicom International Cellular SA	3,500	186
Netflix Inc *	123,500	13,286
New York Times Co/The, Cl A	4,800	310
News Corp	3,200	94
News Corp, Cl A	11,446	294
Nexstar Media Group Inc, Cl A	800	154
Omnicom Group Inc	9,678	693
Pinterest Inc, Cl A *	17,500	457
Reddit Inc, Cl A *	3,300	714
ROBLOX Corp, Cl A *	17,600	1,673
Roku Inc, Cl A *	3,900	378
Sirius XM Holdings Inc	5,992	127
Spotify Technology SA *	4,400	2,635
Take-Two Interactive Software Inc *	5,235	1,288
TKO Group Holdings Inc, Cl A	2,100	407
T-Mobile US Inc	12,892	2,695
Trade Desk Inc/The, Cl A *	12,800	506
Trump Media & Technology Group Corp *	2,100	24
Verizon Communications Inc	121,476	4,994
Walt Disney Co/The	52,100	5,443
Warner Bros Discovery Inc *	67,436	1,618

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
ZoomInfo Technologies Inc, Cl A *	8,800	$87

		190,966
Consumer Discretionary — 10.3%
ADT Inc	21,283	176
Airbnb Inc, Cl A *	12,800	1,497
Amazon.com Inc *	278,790	65,019
Amer Sports Inc *	5,000	186
APTIV PLC *	6,200	481
Aramark	8,000	297
AutoNation Inc *	832	176
AutoZone Inc *	479	1,894
Bath & Body Works Inc	6,357	111
Best Buy Co Inc	5,347	424
Birkenstock Holding PLC *	1,000	43
Booking Holdings Inc	936	4,600
BorgWarner Inc	6,564	283
Boyd Gaming Corp	1,700	142
Bright Horizons Family Solutions Inc *	1,900	195
Brunswick Corp/DE	2,300	152
Burlington Stores Inc *	1,900	479
Caesars Entertainment Inc *	7,200	168
CarMax Inc *	4,760	184
Carnival Corp, Cl A *	31,000	799
Carvana Co, Cl A *	3,800	1,423
Cava Group Inc *	2,600	127
Chewy Inc, Cl A *	6,000	209
Chipotle Mexican Grill Inc, Cl A *	37,250	1,286
Choice Hotels International Inc	884	81
Churchill Downs Inc	2,000	218
Columbia Sportswear Co	900	48
Coupang Inc, Cl A *	35,600	1,002
Crocs Inc *	1,600	136
Darden Restaurants Inc	3,368	605
Deckers Outdoor Corp *	4,000	352
Dick's Sporting Goods Inc	1,658	342
Dillard's Inc, Cl A	100	67
Domino's Pizza Inc	900	378
DoorDash Inc, Cl A *	10,400	2,063
DR Horton Inc	7,368	1,172
DraftKings Inc, Cl A *	14,200	471
Duolingo Inc, Cl A *	1,100	211
Dutch Bros Inc, Cl A *	3,400	199
eBay Inc	13,211	1,094
Etsy Inc *	3,100	168
Expedia Group Inc	3,422	875
Five Below Inc *	1,400	231
Floor & Decor Holdings Inc, Cl A *	3,200	204
Flutter Entertainment PLC *	5,100	1,065
Ford Motor Co	114,084	1,515
GameStop Corp, Cl A *	12,900	291
Gap Inc/The	7,721	209
Garmin Ltd	4,700	918
General Motors Co	28,400	2,088

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2025

Large Cap Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Gentex Corp	6,364	$145
Genuine Parts Co	3,990	520
Grand Canyon Education Inc *	800	126
H&R Block Inc	4,025	169
Harley-Davidson Inc	4,103	100
Hasbro Inc	3,967	328
Hilton Worldwide Holdings Inc	6,683	1,905
Home Depot Inc/The	29,069	10,375
Hyatt Hotels Corp, Cl A	1,000	164
Las Vegas Sands Corp	8,893	606
Lear Corp	1,700	182
Lennar Corp, Cl A	6,390	839
Lennar Corp, Cl B	513	63
Lithia Motors Inc, Cl A	800	255
LKQ Corp	7,300	217
Lowe's Cos Inc	16,160	3,918
Lucid Group Inc *	2,380	32
Lululemon Athletica Inc *	3,000	553
Macy's Inc	7,600	170
Marriott International Inc/MD, Cl A	6,594	2,010
Mattel Inc *	9,642	204
McDonald's Corp	20,930	6,526
MGM Resorts International *	6,539	231
Mohawk Industries Inc *	1,466	170
Murphy USA Inc	500	192
Newell Brands Inc	14,293	52
NIKE Inc, Cl B	33,618	2,173
Norwegian Cruise Line Holdings Ltd *	11,900	220
NVR Inc *	84	631
Ollie's Bargain Outlet Holdings Inc *	1,700	209
On Holding AG, Cl A *	6,600	290
O'Reilly Automotive Inc *	24,750	2,517
Penn Entertainment Inc *	3,300	49
Penske Automotive Group Inc	500	81
Planet Fitness Inc, Cl A *	2,700	302
Pool Corp	1,100	268
PulteGroup Inc	5,645	718
PVH Corp	1,600	136
QuantumScape Corp, Cl A *	13,000	159
Ralph Lauren Corp, Cl A	1,080	397
Restaurant Brands International Inc	9,300	673
RH *	500	79
Rivian Automotive Inc, Cl A *	23,400	394
Ross Stores Inc	9,176	1,618
Royal Caribbean Cruises Ltd	7,300	1,944
Service Corp International/US	4,194	333
SharkNinja Inc *	2,100	205
Starbucks Corp	32,662	2,845
Tapestry Inc	5,967	652
Tempur Sealy International Inc	5,700	522
Tesla Inc *	81,825	35,199
Texas Roadhouse Inc, Cl A	2,000	350
Thor Industries Inc	1,700	180

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
TJX Cos Inc/The	32,166	$4,887
Toll Brothers Inc	2,951	413
TopBuild Corp *	800	362
Tractor Supply Co	15,200	833
Travel + Leisure Co	1,868	128
Ulta Beauty Inc *	1,352	728
Under Armour Inc, Cl A *	5,500	25
Under Armour Inc, Cl C *	6,221	28
Vail Resorts Inc	1,100	154
Valvoline Inc *	3,804	119
VF Corp	11,068	194
Viking Holdings Ltd *	6,000	401
Wayfair Inc, Cl A *	2,700	299
Wendy's Co/The	6,043	51
Whirlpool Corp	1,616	125
Williams-Sonoma Inc	3,424	616
Wingstop Inc	800	212
Wyndham Hotels & Resorts Inc	2,268	166
Wynn Resorts Ltd	2,496	321
YETI Holdings Inc *	2,500	104
Yum! Brands Inc	7,948	1,218

		190,934
Consumer Staples — 4.7%
Albertsons Cos Inc, Cl A	11,700	215
Altria Group Inc	48,490	2,861
Archer-Daniels-Midland Co	13,679	831
BellRing Brands Inc *	3,600	111
BJ's Wholesale Club Holdings Inc *	3,900	348
Boston Beer Co Inc/The, Cl A *	200	39
Brown-Forman Corp, Cl A	2,200	63
Brown-Forman Corp, Cl B	5,217	151
Bunge Global SA	4,000	384
Campbell Soup Co	6,478	197
Casey's General Stores Inc	1,100	628
Celsius Holdings Inc *	4,900	201
Church & Dwight Co Inc	7,014	597
Clorox Co/The	3,703	400
Coca-Cola Co/The	113,690	8,313
Coca-Cola Consolidated Inc	1,600	261
Colgate-Palmolive Co	23,200	1,865
Conagra Brands Inc	15,276	273
Constellation Brands Inc, Cl A	3,931	536
Costco Wholesale Corp	12,941	11,823
Coty Inc, Cl A *	14,322	48
Darling Ingredients Inc *	4,700	172
Dollar General Corp	6,600	723
Dollar Tree Inc *	5,634	624
elf Beauty Inc *	1,400	107
Estee Lauder Cos Inc/The, Cl A	6,708	631
Flowers Foods Inc	5,525	59
Freshpet Inc *	1,700	97
General Mills Inc	15,692	743
Hershey Co/The	4,298	808

SEI Institutional Investments Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Hormel Foods Corp	8,656	$201
Ingredion Inc	1,900	204
J M Smucker Co/The	3,111	324
Kellanova	7,903	661
Kenvue Inc	54,412	944
Keurig Dr Pepper Inc	37,100	1,035
Kimberly-Clark Corp	9,518	1,039
Kraft Heinz Co/The	24,402	623
Kroger Co/The	17,346	1,167
Lamb Weston Holdings Inc	4,062	240
Maplebear Inc *	5,200	218
McCormick & Co Inc/MD	7,686	519
Molson Coors Beverage Co, Cl B	5,062	235
Mondelez International Inc, Cl A	37,506	2,159
Monster Beverage Corp *	19,974	1,498
PepsiCo Inc	39,352	5,853
Performance Food Group Co *	4,600	447
Philip Morris International Inc	45,568	7,176
Pilgrim's Pride Corp	1,400	53
Post Holdings Inc *	1,500	156
Primo Water Corp	8,600	135
Procter & Gamble Co/The	68,554	10,157
Reynolds Consumer Products Inc	2,000	50
Seaboard Corp	16	75
Smithfield Foods Inc	800	17
Sprouts Farmers Market Inc *	3,000	251
Sysco Corp	13,948	1,063
Target Corp	13,075	1,185
Tyson Foods Inc, Cl A	8,465	491
US Foods Holding Corp *	6,900	543
Walmart Inc	126,887	14,022

		86,850
Energy — 2.8%
Antero Midstream Corp	7,100	128
Antero Resources Corp *	8,500	310
APA Corp	11,159	279
Baker Hughes Co, Cl A	29,940	1,503
Cheniere Energy Inc	6,150	1,282
Chesapeake Energy Corp	6,322	771
Chevron Corp	56,145	8,485
Chord Energy Corp	1,800	169
Civitas Resources Inc	800	23
ConocoPhillips	36,071	3,199
Coterra Energy Inc, Cl A	22,181	595
Devon Energy Corp	17,827	661
Diamondback Energy Inc	5,417	827
DT Midstream Inc	2,882	350
EOG Resources Inc	15,940	1,719
EQT Corp	18,119	1,103
Exxon Mobil Corp	126,243	14,634
Halliburton Co	24,536	643
HF Sinclair Corp	4,826	255
Kinder Morgan Inc	54,122	1,479

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Marathon Petroleum Corp	8,619	$1,670
Matador Resources Co	3,500	148
NOV Inc	11,180	172
Occidental Petroleum Corp	20,719	870
ONEOK Inc	17,258	1,257
Ovintiv Inc	8,000	328
Permian Resources Corp, Cl A	19,200	278
Phillips 66	11,388	1,560
Range Resources Corp	6,900	272
Schlumberger NV	45,055	1,633
Targa Resources Corp	6,200	1,087
TechnipFMC PLC	11,600	525
Texas Pacific Land Corp	568	491
Valero Energy Corp	9,336	1,650
Viper Energy Inc, Cl A	3,400	124
Weatherford International PLC	2,000	150
Williams Cos Inc/The	35,196	2,144

		52,774
Financials — 13.1%
Affiliated Managers Group Inc	820	220
Affirm Holdings Inc, Cl A *	8,100	575
Aflac Inc	14,012	1,546
AGNC Investment Corp ‡	26,859	282
Allstate Corp/The	7,525	1,603
Ally Financial Inc	8,300	343
American Express Co	16,092	5,878
American Financial Group Inc/OH	1,914	264
American International Group Inc	16,523	1,258
Ameriprise Financial Inc	2,780	1,267
Annaly Capital Management Inc ‡	18,002	410
Aon PLC, Cl A	5,921	2,096
Apollo Global Management Inc	11,819	1,558
Arch Capital Group Ltd *	10,500	986
Ares Management Corp, Cl A	5,400	847
Arthur J Gallagher & Co	7,287	1,804
Assurant Inc	1,493	341
Assured Guaranty Ltd	1,300	118
Axis Capital Holdings Ltd	2,500	256
Bank of America Corp	196,913	10,564
Bank of New York Mellon Corp/The	20,309	2,277
Bank OZK	3,200	147
Berkshire Hathaway Inc, Cl B *	53,650	27,566
BlackRock Funding Inc/DE	4,389	4,597
Blackstone Inc	21,050	3,082
Block Inc, Cl A *	15,600	1,042
Blue Owl Capital Inc, Cl A	18,000	270
BOK Financial Corp	675	76
Brighthouse Financial Inc *	1,728	113
Brookfield Asset Management Ltd, Cl A	10,900	575
Brown & Brown Inc	8,348	671
Capital One Financial Corp	17,982	3,939
Carlyle Group Inc/The	7,900	431
Cboe Global Markets Inc	3,100	800

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2025

Large Cap Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Charles Schwab Corp/The	49,078	$4,551
Chubb Ltd	10,741	3,181
Cincinnati Financial Corp	4,386	735
Citigroup Inc	52,454	5,434
Citizens Financial Group Inc	12,400	671
CME Group Inc, Cl A	10,370	2,919
CNA Financial Corp	700	33
Coinbase Global Inc, Cl A *	6,000	1,637
Columbia Banking System Inc	6,732	187
Comerica Inc	3,953	318
Commerce Bancshares Inc/MO	3,384	182
Corebridge Financial Inc	7,200	216
Corpay Inc *	1,900	562
Credit Acceptance Corp *	100	46
Cullen/Frost Bankers Inc	1,668	206
East West Bancorp Inc	4,100	437
Equitable Holdings Inc	8,600	401
Euronet Worldwide Inc *	1,400	104
Evercore Inc, Cl A	1,000	320
Everest Group Ltd	1,300	409
FactSet Research Systems Inc	1,125	312
Fidelity National Financial Inc	7,152	425
Fidelity National Information Services Inc	15,048	990
Fifth Third Bancorp	19,082	829
First American Financial Corp	2,900	191
First Citizens BancShares Inc/NC, Cl A	273	513
First Hawaiian Inc	3,500	87
First Horizon Corp	13,156	294
Fiserv Inc *	15,474	951
FNB Corp/PA	11,200	186
Franklin Resources Inc	8,749	198
Freedom Holding Corp/NV *	600	79
Global Payments Inc	7,352	557
Globe Life Inc	2,487	335
Goldman Sachs Group Inc/The	8,786	7,258
Hamilton Lane Inc, Cl A	1,300	161
Hanover Insurance Group Inc/The	1,093	203
Hartford Financial Services Group Inc/The	8,610	1,180
Houlihan Lokey Inc, Cl A	1,556	273
Huntington Bancshares Inc/OH	45,682	745
Interactive Brokers Group Inc, Cl A	12,700	826
Intercontinental Exchange Inc	16,350	2,572
Invesco Ltd	10,300	252
Jack Henry & Associates Inc	2,200	384
Janus Henderson Group PLC	3,000	131
Jefferies Financial Group Inc	4,606	265
JPMorgan Chase & Co	80,840	25,309
Kemper Corp	1,800	73
KeyCorp	26,951	495
Kinsale Capital Group Inc	700	269
KKR & Co Inc	19,700	2,409
Lazard Inc, Cl A	3,700	187
Lincoln National Corp	5,088	209

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Loews Corp	5,136	$554
LPL Financial Holdings Inc	2,300	819
M&T Bank Corp	4,857	924
Markel Group Inc *	357	743
MarketAxess Holdings Inc	1,100	180
Marsh & McLennan Cos Inc	14,165	2,599
Mastercard Inc, Cl A	23,720	13,059
MetLife Inc	16,109	1,233
MGIC Investment Corp	6,600	187
Moody's Corp	4,527	2,222
Morgan Stanley	33,114	5,618
Morningstar Inc	800	172
MSCI Inc, Cl A	2,100	1,184
Nasdaq Inc	11,830	1,076
Northern Trust Corp	5,405	710
NU Holdings Ltd/Cayman Islands, Cl A *	96,000	1,669
Old Republic International Corp	7,890	364
OneMain Holdings Inc, Cl A	3,100	192
PayPal Holdings Inc	27,461	1,721
Pinnacle Financial Partners Inc	2,300	211
PNC Financial Services Group Inc/The	11,472	2,188
Popular Inc	2,053	235
Primerica Inc	1,000	257
Principal Financial Group Inc	6,508	552
Progressive Corp/The	16,780	3,839
Prosperity Bancshares Inc	2,700	185
Prudential Financial Inc	10,163	1,100
Raymond James Financial Inc	5,231	819
Regions Financial Corp	25,687	654
Reinsurance Group of America Inc, Cl A	1,999	380
RenaissanceRe Holdings Ltd	1,400	366
Rithm Capital Corp ‡	15,500	178
RLI Corp	2,800	173
Robinhood Markets Inc, Cl A *	21,300	2,737
Rocket Cos Inc, Cl A	25,200	503
Ryan Specialty Holdings Inc, Cl A	3,200	186
S&P Global Inc	8,826	4,403
SEI Investments Co †	2,942	238
Shift4 Payments Inc, Cl A *	1,600	118
SLM Corp	5,831	171
SoFi Technologies Inc *	32,100	954
SouthState Corp	3,000	268
Starwood Property Trust Inc ‡	10,000	183
State Street Corp	8,079	962
Stifel Financial Corp	3,000	366
Synchrony Financial	10,618	821
Synovus Financial Corp	3,696	178
T Rowe Price Group Inc	6,230	638
TFS Financial Corp	2,500	36
Toast Inc, Cl A *	13,600	465
TPG Inc, Cl A	3,700	219
Tradeweb Markets Inc, Cl A	3,500	381
Travelers Cos Inc/The	6,475	1,896

SEI Institutional Investments Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Truist Financial Corp	38,663	$1,798
Unum Group	5,205	395
US Bancorp	45,197	2,217
UWM Holdings Corp	2,300	13
Virtu Financial Inc, Cl A	2,700	97
Visa Inc, Cl A	49,640	16,602
Voya Financial Inc	2,700	190
W R Berkley Corp	9,171	712
Webster Financial Corp	5,046	301
Wells Fargo & Co	94,266	8,093
Western Alliance Bancorp	3,100	253
Western Union Co/The	11,528	101
WEX Inc *	1,000	148
White Mountains Insurance Group Ltd	79	160
Willis Towers Watson PLC	2,762	887
Wintrust Financial Corp	2,000	268
XP Inc, Cl A	12,400	244
Zions Bancorp NA	4,202	224

		244,288
Health Care — 9.7%
Abbott Laboratories	49,787	6,418
AbbVie Inc	51,701	11,772
Acadia Healthcare Co Inc *	3,500	60
Agilent Technologies Inc	8,264	1,269
Align Technology Inc *	2,100	309
Alnylam Pharmaceuticals Inc *	3,600	1,624
Amgen Inc	15,458	5,340
Apellis Pharmaceuticals Inc *	3,000	64
Avantor Inc *	18,700	219
Baxter International Inc	15,415	289
Becton Dickinson & Co	8,570	1,663
Biogen Inc *	4,300	783
BioMarin Pharmaceutical Inc *	5,700	319
Bio-Rad Laboratories Inc, Cl A *	600	195
Bio-Techne Corp	4,064	262
Boston Scientific Corp *	43,339	4,402
Bristol-Myers Squibb Co	58,569	2,882
Bruker Corp	3,500	171
Cardinal Health Inc	7,229	1,534
Cencora Inc	5,484	2,023
Centene Corp *	13,958	549
Certara Inc *	5,700	52
Charles River Laboratories International Inc *	1,443	257
Chemed Corp	400	176
Cigna Group/The	7,602	2,108
Cooper Cos Inc/The *	5,716	445
Corcept Therapeutics Inc *	2,700	214
CVS Health Corp	35,949	2,889
Danaher Corp	18,302	4,151
DaVita Inc *	1,185	142
DENTSPLY SIRONA Inc	7,066	80
Dexcom Inc *	11,200	711

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Doximity Inc, Cl A *	3,700	$190
Edwards Lifesciences Corp *	16,484	1,429
Elanco Animal Health Inc *	16,737	389
Elevance Health Inc	6,531	2,209
Eli Lilly & Co	23,311	25,070
Encompass Health Corp	3,000	349
Envista Holdings Corp *	4,500	94
Exact Sciences Corp *	5,600	567
Exelixis Inc *	8,100	358
GE HealthCare Technologies Inc	13,156	1,052
Gilead Sciences Inc	35,784	4,503
Globus Medical Inc, Cl A *	3,400	310
Halozyme Therapeutics Inc *	3,500	250
HCA Healthcare Inc	4,850	2,465
Henry Schein Inc *	3,268	244
Hologic Inc *	6,700	502
Humana Inc	3,475	854
IDEXX Laboratories Inc *	2,304	1,735
Illumina Inc *	4,805	632
Incyte Corp *	4,800	501
Insmed Inc *	5,400	1,122
Inspire Medical Systems Inc *	700	87
Insulet Corp *	2,100	687
Intuitive Surgical Inc *	10,453	5,995
Ionis Pharmaceuticals Inc *	4,400	364
IQVIA Holdings Inc *	5,113	1,176
Jazz Pharmaceuticals PLC *	1,800	318
Johnson & Johnson	70,150	14,515
Labcorp Holdings Inc	2,490	669
Masimo Corp *	1,200	171
McKesson Corp	3,620	3,190
Medpace Holdings Inc *	600	355
Medtronic PLC	36,826	3,879
Merck & Co Inc	73,743	7,731
Mettler-Toledo International Inc *	639	944
Moderna Inc *	10,100	262
Molina Healthcare Inc *	1,600	237
Natera Inc *	3,700	884
Neurocrine Biosciences Inc *	2,900	441
Organon & Co	9,754	75
Penumbra Inc *	1,100	323
Perrigo Co PLC	2,700	36
Pfizer Inc	163,322	4,204
Qiagen NV	6,407	306
Quest Diagnostics Inc	3,344	633
Regeneron Pharmaceuticals Inc	2,942	2,295
Repligen Corp *	1,600	274
ResMed Inc	4,212	1,078
REVOLUTION Medicines Inc *	4,900	381
Revvity Inc	3,634	379
Roivant Sciences Ltd *	11,300	235
Royalty Pharma PLC, Cl A	10,800	432
Sarepta Therapeutics Inc *	3,100	66

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2025

Large Cap Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Solventum Corp *	4,215	$359
Sotera Health Co *	4,500	79
STERIS PLC	2,800	746
Stryker Corp	9,854	3,658
Summit Therapeutics Inc *	3,900	70
Teleflex Inc	1,340	153
Tempus AI Inc, Cl A *	2,300	179
Tenet Healthcare Corp *	2,800	607
Thermo Fisher Scientific Inc	10,875	6,425
Ultragenyx Pharmaceutical Inc *	2,500	87
United Therapeutics Corp *	1,300	632
UnitedHealth Group Inc	26,570	8,762
Universal Health Services Inc, Cl B	1,676	408
Veeva Systems Inc, Cl A *	4,100	985
Vertex Pharmaceuticals Inc *	7,450	3,230
Viatris Inc	35,722	382
Viking Therapeutics Inc *	3,900	144
Waters Corp *	1,773	715
West Pharmaceutical Services Inc	2,000	555
Zimmer Biomet Holdings Inc	5,825	568
Zoetis Inc, Cl A	12,844	1,646

		181,209
Industrials — 8.8%
3M Co	15,312	2,634
A O Smith Corp	3,200	211
AAON Inc	2,000	187
Acuity Brands Inc	900	330
Advanced Drainage Systems Inc	2,000	305
AECOM	4,016	414
AGCO Corp	1,900	201
Air Lease Corp, Cl A	3,100	198
Alaska Air Group Inc *	3,700	159
Allegion PLC	2,266	376
Allison Transmission Holdings Inc	2,600	230
Amentum Holdings Inc *	4,575	131
American Airlines Group Inc *	19,300	271
AMETEK Inc	6,628	1,312
API Group Corp *	11,100	439
Applied Industrial Technologies Inc	1,100	285
Armstrong World Industries Inc	1,300	247
ATI Inc *	4,000	403
Automatic Data Processing Inc	11,642	2,972
Avis Budget Group Inc *	500	68
Axon Enterprise Inc *	2,100	1,134
Boeing Co/The *	20,792	3,930
Booz Allen Hamilton Holding Corp, Cl A	3,500	292
Broadridge Financial Solutions Inc	3,473	792
Builders FirstSource Inc *	3,200	359
BWX Technologies Inc	2,750	492
CACI International Inc, Cl A *	636	392
Carlisle Cos Inc	1,266	403
Carpenter Technology Corp	1,400	446
Carrier Global Corp	21,878	1,201

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Caterpillar Inc	13,347	$7,685
CH Robinson Worldwide Inc	3,548	564
Cintas Corp	9,928	1,847
Clarivate PLC *	10,300	39
Clean Harbors Inc *	1,500	341
CNH Industrial NV	26,500	250
Comfort Systems USA Inc	1,000	977
Concentrix Corp	1,600	58
Copart Inc *	25,344	988
Core & Main Inc, Cl A *	5,700	276
Crane Co	1,500	275
CSX Corp	52,688	1,863
Cummins Inc	3,948	1,966
Curtiss-Wright Corp	1,100	621
Dayforce Inc *	4,400	304
Deere & Co	7,019	3,260
Delta Air Lines Inc	18,700	1,199
Donaldson Co Inc	3,544	319
Dover Corp	4,057	752
Eaton Corp PLC	11,316	3,914
EMCOR Group Inc	1,300	800
Emerson Electric Co	16,310	2,175
Equifax Inc	3,556	755
Esab Corp	1,666	187
Everus Construction Group Inc *	1,705	157
ExlService Holdings Inc *	4,552	181
Expeditors International of Washington Inc	4,148	609
Fastenal Co	31,996	1,293
FedEx Corp	6,444	1,776
Ferguson Enterprises Inc	5,800	1,460
Flowserve Corp	3,400	243
Fortive Corp	10,253	548
Fortune Brands Innovations Inc	3,620	187
FTAI Aviation Ltd	2,900	502
FTI Consulting Inc *	900	147
Gates Industrial Corp PLC *	8,500	193
GE Vernova Inc	7,892	4,733
Generac Holdings Inc *	1,800	273
General Dynamics Corp	7,322	2,501
General Electric Co	30,700	9,162
Genpact Ltd	5,100	225
Graco Inc	4,972	410
GXO Logistics Inc *	3,200	162
Hayward Holdings Inc *	5,500	90
HEICO Corp	1,310	415
HEICO Corp, Cl A	2,221	549
Hexcel Corp	2,400	183
Honeywell International Inc	18,190	3,496
Howmet Aerospace Inc	11,567	2,366
Hubbell Inc, Cl B	1,592	687
Huntington Ingalls Industries Inc	1,137	357
IDEX Corp	2,293	399
Illinois Tool Works Inc	8,480	2,114

SEI Institutional Investments Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Ingersoll Rand Inc	11,565	$929
ITT Inc	2,251	415
Jacobs Solutions Inc	3,384	456
JB Hunt Transport Services Inc	2,252	392
Johnson Controls International PLC	19,066	2,218
KBR Inc	4,100	169
Kirby Corp *	1,700	193
Knight-Swift Transportation Holdings Inc, Cl A	4,400	202
L3Harris Technologies Inc	5,384	1,500
Landstar System Inc	1,065	139
Leidos Holdings Inc	3,673	702
Lennox International Inc	972	485
Leonardo DRS Inc	2,500	85
Lincoln Electric Holdings Inc	1,500	359
Loar Holdings Inc *	1,300	89
Lockheed Martin Corp	6,023	2,758
Lyft Inc, Cl A *	10,000	210
ManpowerGroup Inc	1,484	43
Masco Corp	6,379	414
MasTec Inc *	1,900	406
Middleby Corp/The *	1,500	177
MSA Safety Inc	1,200	194
MSC Industrial Direct Co Inc, Cl A	1,320	117
Mueller Industries Inc	3,700	406
Nordson Corp	1,600	380
Norfolk Southern Corp	6,735	1,967
Northrop Grumman Corp	3,928	2,248
nVent Electric PLC	5,273	566
Old Dominion Freight Line Inc	5,300	717
Oshkosh Corp	1,959	251
Otis Worldwide Corp	11,339	1,007
Owens Corning	2,600	294
PACCAR Inc	14,744	1,554
Parker-Hannifin Corp	3,700	3,188
Parsons Corp *	1,700	144
Paychex Inc	8,807	984
Paycom Software Inc	1,400	226
Paylocity Holding Corp *	1,300	192
Pentair PLC	4,706	495
Quanta Services Inc	4,267	1,984
QXO Inc *	17,300	324
Ralliant Corp	3,818	188
RB Global Inc	5,610	551
RBC Bearings Inc *	900	400
Regal Rexnord Corp	1,976	288
Republic Services Inc, Cl A	5,792	1,257
Robert Half Inc	2,676	72
Rocket Lab USA, Inc *	11,800	497
Rockwell Automation Inc	3,304	1,308
Rollins Inc	8,437	519
RTX Corp	39,162	6,850
Ryder System Inc	1,206	209

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Saia Inc *	800	$225
Schneider National Inc, Cl B	400	9
Science Applications International Corp	1,400	121
Sensata Technologies Holding PLC	4,100	131
Simpson Manufacturing Co Inc	1,300	218
SiteOne Landscape Supply Inc *	1,200	161
Snap-on Inc	1,491	507
Southwest Airlines Co	15,320	533
Spirit AeroSystems Holdings Inc, Cl A *	3,500	129
SS&C Technologies Holdings Inc	6,400	550
Standardaero Inc *	4,200	110
Stanley Black & Decker Inc	4,693	336
Tetra Tech Inc	7,400	257
Textron Inc	5,422	451
Timken Co/The	1,769	144
Toro Co/The	3,040	212
Trane Technologies PLC	6,450	2,719
TransDigm Group Inc	1,593	2,167
TransUnion	5,900	502
Trex Co Inc *	3,200	112
Uber Technologies Inc *	57,900	5,069
U-Haul Holding Co *	400	21
U-Haul Holding Co, Cl B	3,600	173
Union Pacific Corp	17,182	3,983
United Airlines Holdings Inc *	9,300	948
United Parcel Service Inc, Cl B	21,141	2,025
United Rentals Inc	1,800	1,467
Valmont Industries Inc	600	248
Veralto Corp	6,867	695
Verisk Analytics Inc, Cl A	3,900	878
Vertiv Holdings Co, Cl A	11,400	2,049
Waste Management Inc	10,694	2,330
Watsco Inc	1,000	346
WESCO International Inc	1,500	401
Westinghouse Air Brake Technologies Corp	4,837	1,009
WillScot Holdings Corp, Cl A	5,300	105
Woodward Inc	1,600	480
WW Grainger Inc	1,287	1,221
XPO Inc *	3,300	469
Xylem Inc/NY	7,002	985

		163,861
Information Technology — 32.1%
Accenture PLC, Cl A	17,950	4,487
Adobe Inc *	12,252	3,922
Advanced Micro Devices Inc *	46,963	10,216
Akamai Technologies Inc *	4,318	387
Allegro MicroSystems Inc *	4,200	112
Amdocs Ltd	3,300	252
Amkor Technology Inc	4,100	149
Amphenol Corp, Cl A	34,686	4,887
Analog Devices Inc	14,153	3,755
Appfolio Inc, Cl A *	700	160
Apple Inc	423,563	118,111

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2025

Large Cap Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Applied Materials Inc	23,055	$5,816
AppLovin Corp, Cl A *	6,900	4,136
Arista Networks Inc *	29,550	3,862
Arrow Electronics Inc *	1,089	118
Astera Labs Inc *	3,300	520
Atlassian Corp, Cl A *	4,600	688
Aurora Innovation Inc, Cl A *	33,100	139
Autodesk Inc *	6,137	1,862
Avnet Inc	2,610	124
Bentley Systems Inc, Cl B	4,500	189
BILL Holdings Inc *	2,800	140
Broadcom Inc	134,280	54,109
Cadence Design Systems Inc *	7,913	2,468
CCC Intelligent Solutions Holdings Inc *	13,500	101
CDW Corp/DE	3,800	548
Ciena Corp *	4,000	817
Circle Internet Group Inc *	1,400	112
Cirrus Logic Inc *	1,400	168
Cisco Systems Inc	116,327	8,950
Cloudflare Inc, Cl A *	8,700	1,742
Cognex Corp	3,400	129
Cognizant Technology Solutions Corp, Cl A	14,176	1,102
Coherent Corp *	4,183	687
Confluent Inc, Cl A *	7,800	174
Corning Inc	22,458	1,891
Crane NXT Co	1,500	84
Crowdstrike Holdings Inc, Cl A *	7,000	3,564
Datadog Inc, Cl A *	9,000	1,440
Dell Technologies Inc, Cl C	8,300	1,107
DocuSign Inc, Cl A *	6,100	423
Dolby Laboratories Inc, Cl A	1,943	131
Dropbox Inc, Cl A *	4,200	125
DXC Technology Co *	6,636	88
Dynatrace Inc *	8,900	397
Elastic NV *	2,800	197
Enphase Energy Inc *	4,500	130
Entegris Inc	4,500	347
EPAM Systems Inc *	1,600	299
F5 Inc *	1,531	366
Fair Isaac Corp *	710	1,282
First Solar Inc *	2,900	791
Flex Ltd *	10,700	632
Fortinet Inc *	17,700	1,436
Gartner Inc *	2,260	526
Gen Digital Inc	16,548	436
Gitlab Inc, Cl A *	3,600	148
GlobalFoundries Inc *	2,700	97
Globant SA *	1,400	89
GoDaddy Inc, Cl A *	4,100	524
Guidewire Software Inc *	2,500	540
Hewlett Packard Enterprise Co	37,570	822
HP Inc	26,970	659
HubSpot Inc *	1,500	551

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Ingram Micro Holding Corp	700	$15
Intel Corp *	125,658	5,097
International Business Machines Corp	27,201	8,394
Intuit Inc	7,852	4,979
IPG Photonics Corp *	800	64
Jabil Inc	2,974	627
Keysight Technologies Inc *	4,932	976
KLA Corp	3,849	4,524
Kyndryl Holdings Inc *	6,459	167
Lam Research Corp	36,770	5,736
Lattice Semiconductor Corp *	3,800	267
Littelfuse Inc	800	205
Lumentum Holdings Inc *	1,800	585
MACOM Technology Solutions Holdings Inc *	2,000	350
Manhattan Associates Inc *	1,800	318
Marvell Technology Inc	25,738	2,301
Microchip Technology Inc	15,130	811
Micron Technology Inc	32,716	7,737
Microsoft Corp	215,486	106,021
MicroStrategy Inc, Cl A *	7,600	1,347
MKS Instruments Inc	1,900	297
MongoDB Inc, Cl A *	2,300	764
Monolithic Power Systems Inc	1,302	1,208
Motorola Solutions Inc	4,714	1,743
nCino Inc *	2,900	72
NetApp Inc	5,755	642
Nutanix Inc, Cl A *	7,500	358
NVIDIA Corp	679,940	120,349
Okta Inc, Cl A *	4,700	378
ON Semiconductor Corp *	12,600	633
Onto Innovation Inc *	1,400	200
Oracle Corp	48,340	9,762
Palantir Technologies Inc, Cl A *	63,700	10,730
Palo Alto Networks Inc *	18,824	3,579
Pegasystems Inc	2,400	131
Procore Technologies Inc *	3,100	230
PTC Inc *	3,400	596
Pure Storage Inc, Cl A *	8,700	774
Qnity Electronics Inc	6,004	487
Qorvo Inc *	2,400	206
QUALCOMM Inc	31,109	5,229
RingCentral Inc, Cl A *	3,100	88
Roper Technologies Inc	3,100	1,383
Rubrik Inc, Cl A *	2,900	201
Sailpoint Inc *	1,900	35
Salesforce Inc	27,318	6,298
Samsara Inc, Cl A *	8,100	308
SanDisk Corp *	4,165	930
SentinelOne Inc, Cl A *	9,400	152
ServiceNow Inc *	6,060	4,923
Skyworks Solutions Inc	4,600	303
Snowflake Inc, Cl A *	9,000	2,261
Super Micro Computer Inc *	14,700	498

SEI Institutional Investments Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Synopsys Inc *	5,366	$2,243
TD SYNNEX Corp	2,200	335
Teledyne Technologies Inc *	1,367	683
Teradata Corp *	2,989	86
Teradyne Inc	4,563	830
Texas Instruments Inc	26,158	4,402
Trimble Inc *	6,828	556
Twilio Inc, Cl A *	4,300	558
Tyler Technologies Inc *	1,200	564
Ubiquiti Inc	100	58
UiPath Inc, Cl A *	13,100	182
Unity Software Inc *	9,600	408
Universal Display Corp	1,300	155
VeriSign Inc	2,385	601
Vontier Corp	4,401	160
Western Digital Corp	9,896	1,616
Workday Inc, Cl A *	6,000	1,294
Zebra Technologies Corp, Cl A *	1,525	385
Zoom Video Communications Inc, Cl A *	7,900	671
Zscaler Inc *	2,800	704

		597,021
Materials — 2.0%
Air Products and Chemicals Inc	6,674	1,742
Albemarle Corp	3,573	464
Alcoa Corp	7,300	305
Amcor PLC	68,775	586
Anglogold Ashanti PLC	14,400	1,234
AptarGroup Inc	2,000	249
Ashland Inc	1,676	89
Avery Dennison Corp	2,310	398
Axalta Coating Systems Ltd *	6,200	187
Ball Corp	8,500	421
Celanese Corp, Cl A	3,383	141
CF Industries Holdings Inc	4,730	372
Cleveland-Cliffs Inc *	14,100	184
Corteva Inc	19,576	1,321
CRH PLC	19,600	2,351
Crown Holdings Inc	3,451	334
Dow Inc	21,376	510
DuPont de Nemours Inc	12,009	477
Eagle Materials Inc	1,000	224
Eastman Chemical Co	3,428	213
Ecolab Inc	7,155	1,969
Element Solutions Inc	6,200	161
FMC Corp	3,720	53
Freeport-McMoRan Inc, Cl B	41,224	1,772
Graphic Packaging Holding Co	8,900	144
Huntsman Corp	6,029	63
International Flavors & Fragrances Inc	7,552	525
International Paper Co	14,955	590
James Hardie Industries PLC ADR *	4,963	98
Linde PLC	13,550	5,560
Louisiana-Pacific Corp	1,800	148

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
LyondellBasell Industries NV, Cl A	7,760	$380
Martin Marietta Materials Inc	1,763	1,099
Mosaic Co/The	9,478	232
MP Materials Corp *	3,900	241
NewMarket Corp	200	153
Newmont Corp	31,533	2,861
Nucor Corp	6,590	1,051
Olin Corp	4,000	84
Packaging Corp of America	2,499	510
PPG Industries Inc	6,465	647
Reliance Inc	1,600	447
Royal Gold Inc	2,400	489
RPM International Inc	3,369	361
Scotts Miracle-Gro Co/The, Cl A	1,606	91
Sealed Air Corp	4,868	209
Sherwin-Williams Co/The	6,711	2,306
Silgan Holdings Inc	2,308	91
Smurfit WestRock PLC	14,989	535
Solstice Advanced Materials Inc *	4,547	217
Sonoco Products Co	3,246	137
Southern Copper Corp	2,536	342
Steel Dynamics Inc	4,200	705
Vulcan Materials Co	3,757	1,117
Westlake Corp	1,300	87

		37,277
Real Estate — 2.1%
Agree Realty Corp ‡	3,300	248
Alexandria Real Estate Equities Inc ‡	5,200	279
American Homes 4 Rent, Cl A ‡	10,700	344
American Tower Corp, Cl A ‡	13,462	2,440
Americold Realty Trust Inc ‡	9,600	104
AvalonBay Communities Inc ‡	4,041	735
Brixmor Property Group Inc ‡	8,600	225
BXP Inc ‡	4,784	346
Camden Property Trust ‡	3,247	345
CBRE Group Inc, Cl A *	8,417	1,362
CoStar Group Inc *	12,000	826
Cousins Properties Inc ‡	4,300	111
Crown Castle Inc ‡	12,396	1,131
CubeSmart ‡	7,000	261
Digital Realty Trust Inc ‡	9,646	1,545
EastGroup Properties Inc ‡	1,600	290
EPR Properties ‡	2,200	115
Equinix Inc ‡	2,761	2,080
Equity LifeStyle Properties Inc ‡	5,700	358
Equity Residential ‡	10,877	672
Essex Property Trust Inc ‡	1,863	491
Extra Space Storage Inc ‡	5,998	799
Federal Realty Investment Trust ‡	2,396	237
First Industrial Realty Trust Inc ‡	3,800	217
Gaming and Leisure Properties Inc ‡	7,935	345
Healthcare Realty Trust Inc, Cl A ‡	9,800	179
Healthpeak Properties Inc ‡	20,874	381

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2025

Large Cap Index Fund (Concluded)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Highwoods Properties Inc ‡	3,900	$108
Host Hotels & Resorts Inc ‡	19,540	344
Howard Hughes Holdings Inc *	1,073	96
Invitation Homes Inc ‡	18,000	508
Iron Mountain Inc ‡	8,403	726
Jones Lang LaSalle Inc *	1,300	423
Kilroy Realty Corp ‡	3,500	150
Kimco Realty Corp ‡	20,171	417
Lamar Advertising Co, Cl A ‡	2,640	349
Lineage Inc ‡	2,100	75
Medical Properties Trust Inc ‡	17,800	103
Mid-America Apartment Communities Inc ‡	3,550	482
Millrose Properties Inc	4,101	125
National Storage Affiliates Trust ‡	2,200	65
NNN REIT Inc ‡	5,500	227
Omega Healthcare Investors Inc ‡	7,900	363
Park Hotels & Resorts Inc ‡	5,288	57
Prologis Inc ‡	26,703	3,432
Public Storage ‡	4,568	1,254
Rayonier Inc ‡	4,838	107
Realty Income Corp ‡	25,954	1,495
Regency Centers Corp ‡	4,958	353
Rexford Industrial Realty Inc ‡	6,700	279
SBA Communications Corp, Cl A ‡	3,232	628
Simon Property Group Inc ‡	9,081	1,692
STAG Industrial Inc ‡	6,100	240
Sun Communities Inc ‡	3,800	490
UDR Inc ‡	9,993	364
Ventas Inc ‡	13,192	1,064
VICI Properties Inc, Cl A ‡	30,300	873
Vornado Realty Trust ‡	4,636	171
Welltower Inc ‡	19,283	4,015
Weyerhaeuser Co ‡	21,246	472
WP Carey Inc ‡	6,200	418
Zillow Group Inc, Cl A *	1,143	83
Zillow Group Inc, Cl C *	4,886	363

		38,877
Utilities — 2.3%
AES Corp/The	21,424	301
Alliant Energy Corp	7,752	539
Ameren Corp	7,690	818
American Electric Power Co Inc	16,000	1,980
American Water Works Co Inc	5,600	728
Atmos Energy Corp	4,491	792
Brookfield Renewable Corp	4,000	166
CenterPoint Energy Inc	18,615	744
Clearway Energy Inc, Cl A	1,300	45
Clearway Energy Inc, Cl C	2,400	88
CMS Energy Corp	8,942	675
Consolidated Edison Inc	11,016	1,106
Constellation Energy Corp	8,992	3,276
Dominion Energy Inc	25,670	1,611
DTE Energy Co	5,964	817

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Duke Energy Corp	22,366	$2,772
Edison International	11,479	676
Entergy Corp	13,096	1,277
Essential Utilities Inc	8,546	338
Evergy Inc	6,649	516
Eversource Energy	10,526	707
Exelon Corp	29,576	1,394
FirstEnergy Corp	15,727	751
IDACORP Inc, Cl Rights	1,700	224
MDU Resources Group Inc	6,821	146
National Fuel Gas Co	2,889	238
NextEra Energy Inc	59,242	5,112
NiSource Inc	13,321	588
NRG Energy Inc	5,500	932
OGE Energy Corp	5,836	267
PG&E Corp	62,818	1,013
Pinnacle West Capital Corp	3,392	308
PPL Corp	21,226	783
Public Service Enterprise Group Inc	14,652	1,224
Sempra	19,546	1,851
Southern Co/The	31,653	2,884
Talen Energy Corp *	1,300	513
UGI Corp	6,425	254
Vistra Corp	9,500	1,699
WEC Energy Group Inc	9,757	1,094
Xcel Energy Inc	16,381	1,345

		42,592
Total Common Stock
(Cost $297,652) ($ Thousands)		1,826,649
	Number of Rights
RIGHTS — 0.0%
GCI Liberty Inc, Cl R, Expires 12/20/2025 *	288	2
Total Rights
(Cost $—) ($ Thousands)		2

	Shares
CASH EQUIVALENT — 1.7%
SEI Daily Income Trust, Government Fund, Institutional Class
3.950%**†	32,445,050	32,445
Total Cash Equivalent
(Cost $32,445) ($ Thousands)		32,445
Total Investments in Securities — 99.9%
(Cost $330,097) ($ Thousands)		$1,859,096

SEI Institutional Investments Trust

A list of the open futures contracts held by the Fund at November 30, 2025, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation(Thousands)
Long Contracts
S&P 500 Index E-MINI	80	Dec-2025	$27,207	$27,438	$231
S&P Mid Cap 400 Index E-MINI	24	Dec-2025	7,781	7,955	174
			$34,988	$35,393	$405

Percentages are based on Net Assets of $1,861,616 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of November 30, 2025.
‡	Real Estate Investment Trust.
†	Investment in Affiliated Security (see Note 6).
††	Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.

The following is a summary of the level of inputs used as of November 30, 2025, in valuing the Fund's investments and other financial instruments carried at value ($ Thousands):
Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Common Stock	1,826,649	–	–	1,826,649
Rights	2	–	–	2
Cash Equivalent	32,445	–	–	32,445
Total Investments in Securities	1,859,096	–	–	1,859,096

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	405	–	–	405
Total Other Financial Instruments	405	–	–	405

*	Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The following is a summary of the Fund’s transactions with affiliates for the period ended November 30, 2025 ($ Thousands):

Security Description	Value 5/31/2025	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 11/30/2025	Income	Capital Gains
SEI Investments Co	$293	$—	$(40)	$32	$(47)	$238	$2	$—
SEI Daily Income Trust, Government Fund, Institutional Class	35,115	144,493	(147,163)	—	—	32,445	736	—
Totals	$35,408	$144,493	$(147,203)	$32	$(47)	$32,683	$738	$—

Amounts designated as “—” are either $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2025

S&P 500 Index Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† — 97.9%

Communication Services — 10.5%
Alphabet Inc, Cl A	436,493	$139,756
Alphabet Inc, Cl C	350,486	112,198
AT&T Inc	536,579	13,962
Charter Communications Inc, Cl A *	6,896	1,380
Comcast Corp, Cl A	275,155	7,344
Electronic Arts Inc	16,811	3,396
Fox Corp	26,794	1,678
Live Nation Entertainment Inc *	11,783	1,549
Match Group Inc	18,453	615
Meta Platforms Inc, Cl A	162,756	105,458
Netflix Inc *	318,670	34,283
News Corp	9,000	265
News Corp, Cl A	28,878	742
Omnicom Group Inc	24,195	1,733
Paramount Skydance Corp, Cl B	23,427	375
Take-Two Interactive Software Inc *	12,933	3,182
TKO Group Holdings Inc, Cl A	5,400	1,047
T-Mobile US Inc	36,181	7,562
Trade Desk Inc/The, Cl A *	34,300	1,357
Verizon Communications Inc	316,159	12,997
Walt Disney Co/The	134,980	14,101
Warner Bros Discovery Inc *	185,144	4,443

		469,423
Consumer Discretionary — 10.0%
Airbnb Inc, Cl A *	32,069	3,752
Amazon.com Inc *	728,330	169,861
APTIV PLC *	16,773	1,301
AutoZone Inc *	1,288	5,093
Best Buy Co Inc	15,235	1,208
Booking Holdings Inc	2,429	11,938
Carnival Corp, Cl A *	82,128	2,117
Chipotle Mexican Grill Inc, Cl A *	100,300	3,462
Darden Restaurants Inc	8,996	1,615
Deckers Outdoor Corp *	11,700	1,030
Domino's Pizza Inc	2,436	1,022
DoorDash Inc, Cl A *	27,600	5,475
DR Horton Inc	20,749	3,299
eBay Inc	34,210	2,832
Expedia Group Inc	8,815	2,254
Ford Motor Co	292,387	3,883
Garmin Ltd	12,316	2,406
General Motors Co	71,221	5,236
Genuine Parts Co	10,711	1,397
Hasbro Inc	10,420	861
Hilton Worldwide Holdings Inc	17,595	5,015
Home Depot Inc/The	74,574	26,617
Las Vegas Sands Corp	23,020	1,569
Lennar Corp, Cl A	16,957	2,226
LKQ Corp	19,726	586
Lowe's Cos Inc	42,001	10,184
Lululemon Athletica Inc *	8,273	1,524

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Marriott International Inc/MD, Cl A	16,807	$5,123
McDonald's Corp	53,626	16,722
MGM Resorts International *	15,600	550
Mohawk Industries Inc *	4,100	475
NIKE Inc, Cl B	88,475	5,718
Norwegian Cruise Line Holdings Ltd *	35,724	659
NVR Inc *	212	1,592
O'Reilly Automotive Inc *	63,255	6,433
Pool Corp	2,621	638
PulteGroup Inc	14,754	1,877
Ralph Lauren Corp, Cl A	3,030	1,113
Ross Stores Inc	24,426	4,308
Royal Caribbean Cruises Ltd	18,796	5,004
Starbucks Corp	85,322	7,432
Tapestry Inc	16,032	1,752
Tesla Inc *	210,588	90,589
TJX Cos Inc/The	83,673	12,712
Tractor Supply Co	39,595	2,169
Ulta Beauty Inc *	3,390	1,827
Williams-Sonoma Inc	9,200	1,656
Wynn Resorts Ltd	6,632	853
Yum! Brands Inc	20,714	3,174

		450,139
Consumer Staples — 4.7%
Altria Group Inc	125,483	7,405
Archer-Daniels-Midland Co	35,867	2,179
Brown-Forman Corp, Cl B	14,648	425
Bunge Global SA	10,627	1,021
Campbell Soup Co	16,212	494
Church & Dwight Co Inc	18,775	1,599
Clorox Co/The	9,370	1,011
Coca-Cola Co/The	290,228	21,221
Colgate-Palmolive Co	60,463	4,861
Conagra Brands Inc	37,650	672
Constellation Brands Inc, Cl A	10,983	1,498
Costco Wholesale Corp	33,280	30,404
Dollar General Corp	16,448	1,801
Dollar Tree Inc *	14,886	1,650
Estee Lauder Cos Inc/The, Cl A	18,048	1,698
General Mills Inc	39,923	1,890
Hershey Co/The	11,093	2,086
Hormel Foods Corp	22,260	517
J M Smucker Co/The	8,158	850
Kellanova	20,635	1,726
Kenvue Inc	143,206	2,485
Keurig Dr Pepper Inc	101,457	2,831
Kimberly-Clark Corp	24,756	2,701
Kraft Heinz Co/The	65,615	1,674
Kroger Co/The	45,482	3,060
Lamb Weston Holdings Inc	10,691	631
McCormick & Co Inc/MD	19,473	1,314
Molson Coors Beverage Co, Cl B	13,470	626
Mondelez International Inc, Cl A	96,302	5,544

SEI Institutional Investments Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Monster Beverage Corp *	53,281	$3,996
PepsiCo Inc	102,766	15,285
Philip Morris International Inc	116,963	18,419
Procter & Gamble Co/The	175,512	26,004
Sysco Corp	35,710	2,721
Target Corp	33,992	3,080
Tyson Foods Inc, Cl A	21,913	1,272
Walmart Inc	329,411	36,403

		213,054
Energy — 2.8%
APA Corp	28,491	711
Baker Hughes Co, Cl A	73,699	3,700
Chesapeake Energy Corp	17,900	2,183
Chevron Corp	144,248	21,800
ConocoPhillips	93,289	8,274
Coterra Energy Inc, Cl A	58,648	1,574
Devon Energy Corp	48,846	1,810
Diamondback Energy Inc	14,043	2,143
EOG Resources Inc	40,812	4,402
EQT Corp	46,796	2,848
Exxon Mobil Corp	319,905	37,083
Halliburton Co	65,629	1,721
Kinder Morgan Inc	146,226	3,995
Marathon Petroleum Corp	22,789	4,415
Occidental Petroleum Corp	53,631	2,253
ONEOK Inc	47,052	3,426
Phillips 66	30,197	4,136
Schlumberger NV	111,628	4,045
Targa Resources Corp	16,103	2,823
Texas Pacific Land Corp	1,500	1,296
Valero Energy Corp	23,211	4,103
Williams Cos Inc/The	91,713	5,588

		124,329
Financials — 12.8%
Aflac Inc	36,006	3,972
Allstate Corp/The	19,727	4,201
American Express Co	40,758	14,888
American International Group Inc	41,364	3,150
Ameriprise Financial Inc	7,058	3,217
Aon PLC, Cl A	16,195	5,732
Apollo Global Management Inc	34,600	4,562
Arch Capital Group Ltd *	27,728	2,604
Arthur J Gallagher & Co	19,085	4,726
Assurant Inc	3,831	874
Bank of America Corp	510,610	27,394
Bank of New York Mellon Corp/The	52,959	5,937
Berkshire Hathaway Inc, Cl B *	137,632	70,717
BlackRock Funding Inc/DE	10,775	11,285
Blackstone Inc	55,126	8,072
Block Inc, Cl A *	41,100	2,745
Brown & Brown Inc	21,945	1,765
Capital One Financial Corp	47,847	10,482

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Cboe Global Markets Inc	8,000	$2,065
Charles Schwab Corp/The	127,860	11,856
Chubb Ltd	27,856	8,250
Cincinnati Financial Corp	12,005	2,012
Citigroup Inc	138,105	14,308
Citizens Financial Group Inc	33,160	1,794
CME Group Inc, Cl A	26,891	7,569
Coinbase Global Inc, Cl A *	16,800	4,583
Corpay Inc *	5,419	1,603
Erie Indemnity Co, Cl A	2,000	591
Everest Group Ltd	3,199	1,005
FactSet Research Systems Inc	2,851	791
Fidelity National Information Services Inc	39,059	2,569
Fifth Third Bancorp	49,433	2,148
Fiserv Inc *	40,339	2,480
Franklin Resources Inc	25,077	566
Global Payments Inc	18,095	1,371
Globe Life Inc	6,182	833
Goldman Sachs Group Inc/The	22,737	18,782
Hartford Financial Services Group Inc/The	20,988	2,876
Huntington Bancshares Inc/OH	118,788	1,936
Interactive Brokers Group Inc, Cl A	33,200	2,159
Intercontinental Exchange Inc	42,719	6,720
Invesco Ltd	34,170	835
Jack Henry & Associates Inc	5,782	1,009
JPMorgan Chase & Co	206,374	64,612
KeyCorp	71,606	1,316
KKR & Co Inc	51,100	6,250
Loews Corp	12,657	1,365
M&T Bank Corp	11,623	2,211
Marsh & McLennan Cos Inc	36,681	6,729
Mastercard Inc, Cl A	61,961	34,111
MetLife Inc	41,726	3,195
Moody's Corp	11,553	5,670
Morgan Stanley	91,009	15,441
MSCI Inc, Cl A	5,817	3,279
Nasdaq Inc	33,906	3,083
Northern Trust Corp	14,287	1,876
PayPal Holdings Inc	71,488	4,482
PNC Financial Services Group Inc/The	29,579	5,641
Principal Financial Group Inc	15,534	1,318
Progressive Corp/The	43,904	10,045
Prudential Financial Inc	26,294	2,846
Raymond James Financial Inc	13,249	2,074
Regions Financial Corp	68,678	1,748
Robinhood Markets Inc, Cl A *	57,798	7,426
S&P Global Inc	23,443	11,694
State Street Corp	21,180	2,521
Synchrony Financial	27,746	2,146
T Rowe Price Group Inc	16,853	1,725
Travelers Cos Inc/The	16,892	4,947
Truist Financial Corp	96,491	4,487
US Bancorp	116,829	5,730

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2025

S&P 500 Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Visa Inc, Cl A	127,480	$42,634
W R Berkley Corp	23,075	1,793
Wells Fargo & Co	240,030	20,607
Willis Towers Watson PLC	7,267	2,333

		572,369
Health Care — 9.6%
Abbott Laboratories	130,709	16,848
AbbVie Inc	132,568	30,186
Agilent Technologies Inc	21,259	3,263
Align Technology Inc *	5,420	798
Amgen Inc	40,350	13,939
Baxter International Inc	38,126	714
Becton Dickinson & Co	21,408	4,154
Biogen Inc *	11,288	2,055
Bio-Techne Corp	12,031	776
Boston Scientific Corp *	111,025	11,278
Bristol-Myers Squibb Co	151,758	7,467
Cardinal Health Inc	17,884	3,796
Cencora Inc	14,499	5,349
Centene Corp *	34,751	1,367
Charles River Laboratories International Inc *	3,900	695
Cigna Group/The	20,062	5,563
Cooper Cos Inc/The *	15,280	1,191
CVS Health Corp	94,696	7,610
Danaher Corp	47,664	10,809
DaVita Inc *	2,760	330
Dexcom Inc *	29,266	1,858
Edwards Lifesciences Corp *	43,879	3,803
Elevance Health Inc	16,917	5,722
Eli Lilly & Co	59,652	64,154
GE HealthCare Technologies Inc	34,081	2,726
Gilead Sciences Inc	92,908	11,692
HCA Healthcare Inc	12,298	6,251
Henry Schein Inc *	8,137	607
Hologic Inc *	16,529	1,239
Humana Inc	8,979	2,207
IDEXX Laboratories Inc *	6,003	4,520
Incyte Corp *	12,755	1,332
Insulet Corp *	5,278	1,727
Intuitive Surgical Inc *	26,889	15,420
IQVIA Holdings Inc *	12,863	2,959
Johnson & Johnson	180,520	37,353
Labcorp Holdings Inc	6,406	1,722
McKesson Corp	9,288	8,184
Medtronic PLC	95,873	10,098
Merck & Co Inc	187,568	19,663
Mettler-Toledo International Inc *	1,548	2,286
Moderna Inc *	27,425	713
Molina Healthcare Inc *	4,310	639
Pfizer Inc	425,763	10,959
Quest Diagnostics Inc	8,597	1,626
Regeneron Pharmaceuticals Inc	7,659	5,975

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
ResMed Inc	10,910	$2,791
Revvity Inc	8,909	930
Solventum Corp *	11,246	959
STERIS PLC	7,315	1,948
Stryker Corp	25,773	9,566
Thermo Fisher Scientific Inc	28,366	16,759
UnitedHealth Group Inc	67,857	22,377
Universal Health Services Inc, Cl B	4,284	1,044
Vertex Pharmaceuticals Inc *	19,241	8,343
Viatris Inc	89,508	957
Waters Corp *	4,594	1,853
West Pharmaceutical Services Inc	5,400	1,497
Zimmer Biomet Holdings Inc	15,184	1,481
Zoetis Inc, Cl A	33,139	4,248

		428,376
Industrials — 7.9%
3M Co	39,987	6,880
A O Smith Corp	8,751	577
Allegion PLC	6,599	1,096
AMETEK Inc	17,296	3,423
Automatic Data Processing Inc	30,293	7,734
Axon Enterprise Inc *	5,840	3,154
Boeing Co/The *	56,645	10,706
Broadridge Financial Solutions Inc	8,726	1,990
Builders FirstSource Inc *	8,209	921
Carrier Global Corp	59,852	3,285
Caterpillar Inc	35,112	20,216
CH Robinson Worldwide Inc	9,225	1,466
Cintas Corp	25,604	4,763
Copart Inc *	66,472	2,591
CSX Corp	139,515	4,933
Cummins Inc	10,278	5,118
Dayforce Inc *	12,211	844
Deere & Co	18,850	8,756
Delta Air Lines Inc	48,426	3,104
Dover Corp	10,280	1,905
Eaton Corp PLC	29,176	10,092
EMCOR Group Inc	3,300	2,030
Emerson Electric Co	42,290	5,641
Equifax Inc	9,490	2,015
Expeditors International of Washington Inc	10,438	1,533
Fastenal Co	85,846	3,468
FedEx Corp	16,247	4,479
Fortive Corp	26,024	1,392
GE Vernova Inc	20,406	12,239
Generac Holdings Inc *	4,527	686
General Dynamics Corp	18,960	6,477
General Electric Co	79,427	23,705
Honeywell International Inc	47,527	9,134
Howmet Aerospace Inc	30,251	6,189
Hubbell Inc, Cl B	3,936	1,698
Huntington Ingalls Industries Inc	2,927	918
IDEX Corp	5,766	1,003

SEI Institutional Investments Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Illinois Tool Works Inc	19,935	$4,969
Ingersoll Rand Inc	27,033	2,172
Jacobs Solutions Inc	9,164	1,235
JB Hunt Transport Services Inc	5,860	1,019
Johnson Controls International PLC	49,162	5,718
L3Harris Technologies Inc	14,013	3,905
Leidos Holdings Inc	9,539	1,823
Lennox International Inc	2,400	1,197
Lockheed Martin Corp	15,383	7,043
Masco Corp	16,057	1,042
Nordson Corp	4,090	972
Norfolk Southern Corp	16,863	4,926
Northrop Grumman Corp	10,068	5,761
Old Dominion Freight Line Inc	13,840	1,872
Otis Worldwide Corp	29,286	2,602
PACCAR Inc	39,423	4,156
Parker-Hannifin Corp	9,603	8,275
Paychex Inc	24,189	2,702
Paycom Software Inc	3,872	624
Pentair PLC	12,556	1,321
Quanta Services Inc	11,187	5,201
Republic Services Inc, Cl A	15,131	3,284
Rockwell Automation Inc	8,424	3,335
Rollins Inc	21,558	1,325
RTX Corp	100,556	17,588
Snap-on Inc	4,050	1,377
Southwest Airlines Co	40,327	1,404
Stanley Black & Decker Inc	11,841	847
Textron Inc	13,669	1,137
Trane Technologies PLC	16,712	7,044
TransDigm Group Inc	4,207	5,722
Uber Technologies Inc *	156,500	13,700
Union Pacific Corp	44,393	10,292
United Airlines Holdings Inc *	24,147	2,462
United Parcel Service Inc, Cl B	55,115	5,280
United Rentals Inc	4,771	3,889
Veralto Corp	18,521	1,875
Verisk Analytics Inc, Cl A	10,401	2,341
Waste Management Inc	27,854	6,069
Westinghouse Air Brake Technologies Corp	12,761	2,661
WW Grainger Inc	3,278	3,110
Xylem Inc/NY	18,237	2,565

		352,003
Information Technology — 33.9%
Accenture PLC, Cl A	46,719	11,680
Adobe Inc *	31,753	10,165
Advanced Micro Devices Inc *	121,576	26,446
Akamai Technologies Inc *	10,989	984
Amphenol Corp, Cl A	91,498	12,892
Analog Devices Inc	37,113	9,848
Apple Inc	1,113,651	310,542
Applied Materials Inc	60,197	15,185
AppLovin Corp, Cl A *	20,326	12,185

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Arista Networks Inc *	77,176	$10,085
Autodesk Inc *	15,969	4,844
Broadcom Inc	352,950	142,225
Cadence Design Systems Inc *	20,478	6,386
CDW Corp/DE	9,779	1,410
Cisco Systems Inc	296,693	22,828
Cognizant Technology Solutions Corp, Cl A	36,527	2,839
Corning Inc	58,536	4,929
Crowdstrike Holdings Inc, Cl A *	18,720	9,531
Datadog Inc, Cl A *	24,200	3,872
Dell Technologies Inc, Cl C	22,700	3,027
EPAM Systems Inc *	4,249	795
F5 Inc *	4,452	1,065
Fair Isaac Corp *	1,805	3,260
First Solar Inc *	8,231	2,246
Fortinet Inc *	48,708	3,952
Gartner Inc *	5,801	1,350
Gen Digital Inc	43,754	1,154
GoDaddy Inc, Cl A *	10,600	1,355
Hewlett Packard Enterprise Co	98,041	2,144
HP Inc	70,057	1,711
Intel Corp *	328,065	13,306
International Business Machines Corp	69,761	21,527
Intuit Inc	20,909	13,258
Jabil Inc	8,269	1,742
Keysight Technologies Inc *	12,800	2,534
KLA Corp	9,879	11,612
Lam Research Corp	94,890	14,803
Microchip Technology Inc	40,344	2,162
Micron Technology Inc	84,005	19,865
Microsoft Corp	557,790	274,438
Monolithic Power Systems Inc	3,557	3,301
Motorola Solutions Inc	12,424	4,593
NetApp Inc	14,915	1,664
NVIDIA Corp	1,830,980	324,083
NXP Semiconductors NV	18,829	3,671
ON Semiconductor Corp *	31,459	1,580
Oracle Corp	124,157	25,074
Palantir Technologies Inc, Cl A *	170,400	28,704
Palo Alto Networks Inc *	50,014	9,509
PTC Inc *	8,946	1,569
Qnity Electronics Inc	15,646	1,269
QUALCOMM Inc	80,922	13,602
Roper Technologies Inc	8,088	3,609
Salesforce Inc	71,831	16,560
SanDisk Corp *	10,400	2,322
Seagate Technology Holdings PLC	15,920	4,405
ServiceNow Inc *	15,580	12,657
Skyworks Solutions Inc	11,357	749
Super Micro Computer Inc *	37,400	1,266
Synopsys Inc *	13,882	5,803
TE Connectivity PLC	22,203	5,021
Teledyne Technologies Inc *	3,583	1,790

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2025

S&P 500 Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Teradyne Inc	12,197	$2,219
Texas Instruments Inc	68,162	11,470
Trimble Inc *	18,317	1,491
Tyler Technologies Inc *	3,265	1,533
VeriSign Inc	6,304	1,589
Western Digital Corp	25,968	4,241
Workday Inc, Cl A *	16,200	3,493
Zebra Technologies Corp, Cl A *	3,906	987

		1,516,006
Materials — 1.6%
Air Products and Chemicals Inc	16,619	4,338
Albemarle Corp	8,996	1,169
Amcor PLC	171,711	1,463
Avery Dennison Corp	5,963	1,028
Ball Corp	20,261	1,004
CF Industries Holdings Inc	12,467	981
Corteva Inc	50,737	3,423
Dow Inc	52,799	1,259
DuPont de Nemours Inc	31,292	1,244
Ecolab Inc	19,164	5,273
Freeport-McMoRan Inc, Cl B	107,459	4,619
International Flavors & Fragrances Inc	19,977	1,388
International Paper Co	39,375	1,555
Linde PLC	35,252	14,465
LyondellBasell Industries NV, Cl A	19,775	969
Martin Marietta Materials Inc	4,465	2,783
Mosaic Co/The	24,330	596
Newmont Corp	82,025	7,442
Nucor Corp	17,120	2,730
Packaging Corp of America	6,885	1,405
PPG Industries Inc	16,802	1,681
Sherwin-Williams Co/The	17,271	5,936
Smurfit WestRock PLC	39,391	1,406
Solstice Advanced Materials Inc *	11,881	567
Steel Dynamics Inc	10,619	1,782
Vulcan Materials Co	9,869	2,933

		73,439
Real Estate — 1.8%
Alexandria Real Estate Equities Inc ‡	11,954	642
American Tower Corp, Cl A ‡	35,154	6,372
AvalonBay Communities Inc ‡	10,596	1,928
BXP Inc ‡	11,336	820
Camden Property Trust ‡	8,523	906
CBRE Group Inc, Cl A *	21,896	3,543
CoStar Group Inc *	31,595	2,174
Crown Castle Inc ‡	32,593	2,975
Digital Realty Trust Inc ‡	23,999	3,843
Equinix Inc ‡	7,317	5,512
Equity Residential ‡	25,928	1,601
Essex Property Trust Inc ‡	5,006	1,320
Extra Space Storage Inc ‡	15,817	2,106
Federal Realty Investment Trust ‡	6,247	617

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Healthpeak Properties Inc ‡	51,600	$942
Host Hotels & Resorts Inc ‡	50,508	891
Invitation Homes Inc ‡	43,311	1,221
Iron Mountain Inc ‡	22,098	1,908
Kimco Realty Corp ‡	50,310	1,039
Mid-America Apartment Communities Inc ‡	9,028	1,227
Prologis Inc ‡	69,361	8,915
Public Storage ‡	11,842	3,251
Realty Income Corp ‡	68,399	3,941
Regency Centers Corp ‡	12,552	893
SBA Communications Corp, Cl A ‡	8,236	1,600
Simon Property Group Inc ‡	24,470	4,559
UDR Inc ‡	23,175	844
Ventas Inc ‡	33,988	2,741
VICI Properties Inc, Cl A ‡	79,668	2,296
Welltower Inc ‡	50,004	10,412
Weyerhaeuser Co ‡	55,498	1,233

		82,272
Utilities — 2.3%
AES Corp/The	54,579	767
Alliant Energy Corp	19,767	1,373
Ameren Corp	20,154	2,143
American Electric Power Co Inc	40,007	4,952
American Water Works Co Inc	14,537	1,891
Atmos Energy Corp	11,953	2,108
CenterPoint Energy Inc	48,686	1,947
CMS Energy Corp	23,075	1,741
Consolidated Edison Inc	26,894	2,699
Constellation Energy Corp	23,375	8,517
Dominion Energy Inc	63,824	4,006
DTE Energy Co	15,500	2,124
Duke Energy Corp	58,025	7,192
Edison International	29,553	1,740
Entergy Corp	33,372	3,255
Evergy Inc	17,686	1,373
Eversource Energy	27,710	1,862
Exelon Corp	75,505	3,558
FirstEnergy Corp	39,950	1,906
NextEra Energy Inc	154,476	13,330
NiSource Inc	36,191	1,597
NRG Energy Inc	14,485	2,455
PG&E Corp	164,168	2,646
Pinnacle West Capital Corp	8,895	808
PPL Corp	55,220	2,038
Public Service Enterprise Group Inc	37,313	3,116
Sempra	48,793	4,622
Southern Co/The	82,153	7,486
Vistra Corp	23,800	4,257
WEC Energy Group Inc	24,075	2,698

SEI Institutional Investments Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Xcel Energy Inc	44,236	$3,632

		103,839
Total Common Stock
(Cost $1,170,393) ($ Thousands)		4,385,249

CASH EQUIVALENT — 1.9%
SEI Daily Income Trust, Government Fund, Institutional Class
3.950%**†	83,261,426	83,261
Total Cash Equivalent
(Cost $83,261) ($ Thousands)		83,261
Total Investments in Securities — 99.8%
(Cost $1,253,654) ($ Thousands)		$4,468,510

A list of the open futures contracts held by the Fund at November 30, 2025, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation(Thousands)
Long Contracts
S&P 500 Index E-MINI	271	Dec-2025	$91,844	$92,946	$1,102

Percentages are based on Net Assets of $4,476,779 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of November 30, 2025.
‡	Real Estate Investment Trust.
†	Investment in Affiliated Security (see Note 6).
††	Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.

The following is a summary of the level of inputs used as of November 30, 2025, in valuing the Fund's investments and other financial instruments carried at value ($ Thousands):
Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Common Stock	4,385,249	–	–	4,385,249
Cash Equivalent	83,261	–	–	83,261
Total Investments in Securities	4,468,510	–	–	4,468,510

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	1,102	–	–	1,102
Total Other Financial Instruments	1,102	–	–	1,102

* Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2025

S&P 500 Index Fund (Concluded)

The following is a summary of the Fund’s transactions with affiliates for the period ended November 30, 2025 ($ Thousands):

Security Description	Value 5/31/2025	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 11/30/2025	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$67,040	$289,461	$(273,240)	$—	$—	$83,261	$1,722	$—

Amounts designated as “—” are either $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2025

Extended Market Index Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 98.0%
Australia — 0.5%
Health Care — 0.0%
Benitec Biopharma Inc *	1,500	$19

Materials — 0.5%
Anglogold Ashanti PLC	75,800	6,495
Total Australia		6,514

Austria — 0.0%
Materials — 0.0%
Critical Metals Corp *	4,700	39

Bahamas — 0.0%
Consumer Discretionary — 0.0%
OneSpaWorld Holdings Ltd	13,000	265

Belgium — 0.1%
Communication Services — 0.1%
Liberty Global Ltd, Cl A *	24,100	275
Liberty Global Ltd, Cl C *	21,000	241
		516

Materials — 0.0%
TITAN AMERICA SA	3,600	59
Total Belgium		575

Bermuda — 0.2%
Energy — 0.0%
Teekay Corp	6,300	61

Financials — 0.2%
Aspen Insurance Holdings Ltd *	2,500	93
Bank of NT Butterfield & Son Ltd/The	6,300	292
Hamilton Insurance Group Ltd, Cl B *	8,000	218
RenaissanceRe Holdings Ltd	6,906	1,804
		2,407

Industrials — 0.0%
Himalaya Shipping Ltd	4,900	44
Total Bermuda		2,512

Brazil — 0.9%
Financials — 0.9%
NU Holdings Ltd/Cayman Islands, Cl A *	500,800	8,709
Pagseguro Digital Ltd, Cl A	24,300	255
StoneCo Ltd, Cl A *	36,200	610
XP Inc, Cl A	61,200	1,206
		10,780

Information Technology — 0.0%
VTEX, Cl A *	8,600	36
Total Brazil		10,816

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Cameroon — 0.0%
Energy — 0.0%
Golar LNG Ltd	14,102	$521

Canada — 1.3%
Consumer Discretionary — 0.3%
Restaurant Brands International Inc	48,100	3,482

Consumer Staples — 0.0%
SunOpta Inc *	17,100	64

Energy — 0.0%
Encore Energy Corp *	25,700	70
Kolibri Global Energy Inc *	4,700	19
Teekay Tankers Ltd, Cl A	3,300	190
		279

Financials — 0.3%
Brookfield Asset Management Ltd, Cl A	57,300	3,022
Kingsway Financial Services Inc *	1,600	21
		3,043

Health Care — 0.1%
Aurinia Pharmaceuticals Inc *	14,800	239
Bright Minds Biosciences Inc *	600	42
Fennec Pharmaceuticals Inc *	1,800	15
Xenon Pharmaceuticals Inc *	11,300	505
		801

Industrials — 0.2%
Brookfield Business Corp, Cl A	2,400	83
RB Global Inc	27,533	2,704
		2,787

Information Technology — 0.1%
D-Wave Quantum Inc *	45,100	1,022
Hut 8 Corp *	13,900	626
		1,648

Materials — 0.1%
Novagold Resources Inc *	48,900	498
SSR Mining Inc *	29,800	694
Vox Royalty Corp	4,400	21
		1,213

Real Estate — 0.0%
Real Brokerage Inc/The *	15,600	62

Utilities — 0.2%
Brookfield Infrastructure Corp, Cl A	18,750	856
Brookfield Renewable Corp	20,716	860
		1,716
Total Canada		15,095

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2025

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Cayman Islands — 0.0%
Financials — 0.0%
Patria Investments Ltd, Cl A	10,800	$163

China — 0.0%
Information Technology — 0.0%
indie Semiconductor Inc, Cl A *	27,400	98
Mercurity Fintech Holding Inc ADR *	4,300	41
		139
Total China		139

Finland — 0.1%
Consumer Discretionary — 0.1%
Amer Sports Inc *	22,500	835

Germany — 0.0%
Consumer Discretionary — 0.0%
Birkenstock Holding PLC *	7,600	329

Materials — 0.0%
Orion SA	10,400	53
Total Germany		382

Ghana — 0.0%
Energy — 0.0%
Kosmos Energy Ltd *	71,775	80

Guatemala — 0.1%
Communication Services — 0.1%
Millicom International Cellular SA	15,500	823

Guernsey — 0.0%
Consumer Discretionary — 0.0%
Super Group SGHC Ltd	25,800	279

Ireland — 0.1%
Energy — 0.0%
Ardmore Shipping Corp	6,200	76

Health Care — 0.0%
Prothena Corp PLC *	7,900	85

Industrials — 0.0%
Cimpress PLC *	2,299	158

Materials — 0.1%
James Hardie Industries PLC ADR *	22,024	436
Total Ireland		755

Isle of Man — 0.0%
Materials — 0.0%
Lifezone Metals Ltd *	6,000	24

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Israel — 0.0%
Communication Services — 0.0%
Nexxen International Ltd ADR *	5,600	$36

Health Care — 0.0%
Nano-X Imaging Ltd, Cl X *	11,200	50

Information Technology — 0.0%
Sapiens International Corp NV	3,800	165
Total Israel		251

Italy — 0.0%
Consumer Discretionary — 0.0%
Ermenegildo Zegna NV	9,200	98

Japan — 0.0%
Information Technology — 0.0%
Allegro MicroSystems Inc *	17,900	478

Kazakhstan — 0.0%
Financials — 0.0%
Freedom Holding Corp/NV *	2,800	369

Mexico — 0.2%
Energy — 0.0%
Borr Drilling Ltd	37,600	124

Materials — 0.2%
Southern Copper Corp	12,501	1,685
Total Mexico		1,809

Monaco — 0.1%
Energy — 0.1%
Scorpio Tankers Inc	6,813	391

Industrials — 0.0%
Costamare Bulkers Holdings *	1,420	23
Costamare Inc	7,100	109
Safe Bulkers Inc	12,300	65
		197
Total Monaco		588

Norway — 0.1%
Energy — 0.1%
FLEX LNG Ltd	5,800	147
Seadrill Ltd *	9,400	287
SFL Corp Ltd, Cl B	18,576	153
		587

Industrials — 0.0%
Freyr Battery Inc *	10,800	44
Total Norway		631

SEI Institutional Investments Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Panama — 0.0%
Financials — 0.0%
Banco Latinoamericano de Comercio Exterior SA, Cl E	3,812	$171

Puerto Rico — 0.2%
Communication Services — 0.0%
Liberty Latin America Ltd, Cl A *	5,700	50
Liberty Latin America Ltd, Cl C *	19,562	171
		221

Financials — 0.2%
EVERTEC Inc	10,200	295
First BanCorp/Puerto Rico	24,116	477
OFG Bancorp	5,825	231
Popular Inc	9,856	1,130
		2,133
Total Puerto Rico		2,354

Singapore — 0.0%
Communication Services — 0.0%
Grindr Inc *	4,700	60

Health Care — 0.0%
Scilex Holding Co *	344	7

Information Technology — 0.0%
Kulicke & Soffa Industries Inc	8,000	361
Total Singapore		428

South Africa — 0.0%
Materials — 0.0%
Caledonia Mining Corp PLC	2,500	77

South Korea — 0.4%
Communication Services — 0.0%
Webtoon Entertainment Inc *	3,800	53

Consumer Discretionary — 0.4%
Coupang Inc, Cl A *	185,400	5,221
Total South Korea		5,274

Sweden — 0.0%
Financials — 0.0%
SiriusPoint Ltd *	16,300	339

Switzerland — 0.2%
Consumer Discretionary — 0.1%
Garrett Motion Inc	18,900	312
On Holding AG, Cl A *	32,700	1,439
		1,751

Health Care — 0.1%
ADC Therapeutics SA *	8,000	34

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
CRISPR Therapeutics AG *	12,300	$658
		692

Industrials — 0.0%
Aebi Schmidt Holding AG	5,617	67
Total Switzerland		2,510

Thailand — 0.2%
Energy — 0.0%
BKV Corp *	3,500	96

Information Technology — 0.2%
Fabrinet *	5,415	2,488
Total Thailand		2,584

United Kingdom — 0.8%
Consumer Discretionary — 0.5%
Flutter Entertainment PLC *	26,200	5,471
Genius Sports Ltd *	33,000	332
		5,803

Energy — 0.2%
TechnipFMC PLC	60,400	2,734

Financials — 0.0%
Fidelis Insurance Holdings Ltd	8,900	170
Marex Group PLC	8,200	285
		455

Health Care — 0.1%
Indivior PLC *	18,100	608

Industrials — 0.0%
Luxfer Holdings PLC	1,700	21
Total United Kingdom		9,621

United States — 92.5%
Communication Services — 4.5%
Advantage Solutions Inc *	18,900	18
Altice USA Inc, Cl A *	39,000	74
AMC Entertainment Holdings Inc, Cl A *	59,593	146
AMC Networks Inc, Cl A *	6,660	59
Angi Inc, Cl A *	6,341	72
Anterix Inc *	1,400	29
Arena Group Holdings Inc/The *	2,200	9
AST SpaceMobile Inc, Cl A *	28,500	1,602
Atlanta Braves Holdings Inc, Cl A *	1,803	79
Atlanta Braves Holdings Inc, Cl C *	6,305	251
ATN International Inc	2,267	48
Bandwidth Inc, Cl A *	5,000	71
Boston Omaha Corp, Cl A *	4,300	53
Bumble Inc, Cl A *	7,100	25
Cable One Inc	900	105
Cargurus Inc, Cl A *	12,300	434
Cars.com Inc *	10,800	125
Cinemark Holdings Inc	15,740	431

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2025

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Cogent Communications Holdings Inc	7,004	$134
CuriosityStream Inc	4,100	20
DoubleVerify Holdings Inc *	18,900	199
EchoStar Corp, Cl A *	19,888	1,458
Entravision Communications Corp, Cl A	14,200	39
Eventbrite Inc, Cl A *	16,900	42
EverQuote Inc, Cl A *	4,400	116
EW Scripps Co/The, Cl A *	13,896	59
Frontier Communications Parent Inc *	37,900	1,437
fuboTV Inc *	48,500	147
Gannett Co Inc *	14,387	72
GCI Liberty - Escrow *	23,647	–
GCI Liberty Inc, Cl A *	455	15
GCI Liberty Inc, Cl C *	6,181	206
Getty Images Holdings Inc *	16,500	25
Globalstar Inc *	6,927	421
Gogo Inc *	9,800	70
Gray Television Inc	13,900	68
IAC Inc *	10,076	353
Ibotta Inc, Cl A *	2,600	62
IDT Corp, Cl B	2,500	124
iHeartMedia Inc, Cl A *	24,700	97
IMAX Corp *	7,000	260
Integral Ad Science Holding Corp *	7,600	78
Iridium Communications Inc	14,346	235
John Wiley & Sons Inc, Cl A	6,672	243
Liberty Broadband Corp, Cl A *	2,283	106
Liberty Broadband Corp, Cl C *	16,914	783
Liberty Media Corp-Liberty Formula One, Cl A *	3,208	282
Liberty Media Corp-Liberty Formula One, Cl C *	31,442	3,018
Liberty Media Corp-Liberty Live, Cl A *	3,209	247
Liberty Media Corp-Liberty Live, Cl C *	6,899	546
LIONSGATE STUDIOS CORP *	26,533	198
Lumen Technologies Inc *	142,300	1,154
Madison Square Garden Entertainment Corp, Cl A *	5,811	287
Madison Square Garden Sports Corp, Cl A *	2,379	543
Magnite Inc *	20,638	303
Marcus Corp/The	2,561	40
MediaAlpha Inc, Cl A *	3,537	45
National CineMedia Inc	11,700	50
New York Times Co/The, Cl A	23,582	1,521
Newsmax Inc *	1,000	8
Nexstar Media Group Inc, Cl A	4,144	796
Nextdoor Holdings Inc *	29,000	51
Outbrain Inc *	5,800	4
Pinterest Inc, Cl A *	87,711	2,291
Playstudios Inc *	21,200	14
Playtika Holding Corp	11,625	47
PubMatic Inc, Cl A *	7,100	64
QuinStreet Inc *	6,286	88

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Reddit Inc, Cl A *	17,400	$3,767
Reservoir Media Inc *	4,100	31
ROBLOX Corp, Cl A *	91,600	8,705
Roku Inc, Cl A *	19,348	1,873
Rumble Inc *	11,700	79
Scholastic Corp	3,167	94
Shenandoah Telecommunications Co	5,704	62
Shutterstock Inc	2,997	62
Sinclair Inc	4,111	65
Sirius XM Holdings Inc	28,654	609
Sphere Entertainment Co *	4,311	365
Spok Holdings Inc	1,500	20
Spotify Technology SA *	23,203	13,896
Stagwell Inc, Cl A *	13,400	72
STARZ ENTERTAINMENT CORP *	2,614	29
TEGNA Inc	22,700	443
Telephone and Data Systems Inc	15,655	630
Thryv Holdings Inc *	6,500	37
Toro Combineco Inc *	4,200	22
TripAdvisor Inc *	17,100	254
TrueCar Inc *	22,900	49
Trump Media & Technology Group Corp *	24,500	283
Uniti Group Inc *	22,102	141
Vivid Seats Inc, Cl A *	280	2
WideOpenWest Inc *	11,700	61
Yelp Inc, Cl A *	8,198	237
Ziff Davis Inc *	5,257	173
ZipRecruiter Inc, Cl A *	15,100	72
ZoomInfo Technologies Inc, Cl A *	42,400	421
		54,651

Consumer Discretionary — 9.1%
1-800-Flowers.com Inc, Cl A *	5,400	18
Abercrombie & Fitch Co, Cl A *	7,000	685
Academy Sports & Outdoors Inc	10,100	487
Accel Entertainment Inc, Cl A *	9,500	97
Acushnet Holdings Corp	4,200	353
Adient PLC *	13,900	271
ADT Inc	73,861	609
Adtalem Global Education Inc *	5,381	498
Advance Auto Parts Inc	9,400	488
A-Mark Precious Metals Inc	2,000	57
American Axle & Manufacturing Holdings Inc *	18,698	123
American Eagle Outfitters Inc	24,222	494
American Public Education Inc *	2,600	91
America's Car-Mart Inc/TX *	1,250	27
AMMO Inc *	17,700	33
Aramark	38,500	1,431
Arhaus Inc, Cl A *	8,400	87
Arko Corp	14,200	68
Asbury Automotive Group Inc *	2,798	651
AutoNation Inc *	4,000	845
BARK Inc *	26,200	19

SEI Institutional Investments Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Bath & Body Works Inc	32,100	$559
Beazer Homes USA Inc *	3,461	79
Beyond Inc *	7,300	44
Biglari Holdings Inc, Cl B *	182	54
BJ's Restaurants Inc *	3,142	121
Bloomin' Brands Inc	12,950	92
Boot Barn Holdings Inc *	4,500	872
BorgWarner Inc	32,800	1,412
Boyd Gaming Corp	9,045	753
Bright Horizons Family Solutions Inc *	8,535	877
Brinker International Inc *	6,482	997
Brunswick Corp/DE	10,283	680
Buckle Inc/The	5,051	285
Build-A-Bear Workshop Inc	2,200	117
Burlington Stores Inc *	9,400	2,371
Caesars Entertainment Inc *	31,000	721
Caleres Inc	5,576	65
Camping World Holdings Inc, Cl A	9,500	106
Capri Holdings Ltd *	18,600	472
CarMax Inc *	22,600	874
Carriage Services Inc, Cl A	1,606	70
Carter's Inc	5,770	184
Carvana Co, Cl A *	19,980	7,483
Cava Group Inc *	15,000	733
Cavco Industries Inc *	1,131	674
Century Communities Inc	4,400	287
Champion Homes Inc *	8,600	738
Cheesecake Factory Inc/The	6,823	325
Chewy Inc, Cl A *	31,500	1,095
Choice Hotels International Inc	3,877	354
Churchill Downs Inc	9,362	1,021
Clarus Corp	6,221	22
Columbia Sportswear Co	3,944	212
Cooper-Standard Holdings Inc *	2,000	63
Coursera Inc *	19,900	158
Cracker Barrel Old Country Store Inc	3,244	94
Cricut Inc, Cl A	5,900	28
Crocs Inc *	8,203	697
Dana Inc	21,098	473
Dave & Buster's Entertainment Inc *	3,800	66
Denny's Corp *	6,363	39
Designer Brands Inc, Cl A	6,492	28
Dick's Sporting Goods Inc	9,335	1,928
Dillard's Inc, Cl A	462	310
Dine Brands Global Inc	2,572	80
Dorman Products Inc *	4,140	548
DraftKings Inc, Cl A *	72,282	2,397
Dream Finders Homes Inc, Cl A *	4,700	93
Driven Brands Holdings Inc *	10,500	153
Duolingo Inc, Cl A *	5,600	1,072
Dutch Bros Inc, Cl A *	17,500	1,026
El Pollo Loco Holdings Inc *	3,900	43
Ethan Allen Interiors Inc	4,276	101

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Etsy Inc *	14,400	$781
European Wax Center Inc, Cl A *	8,000	31
EVgo Inc, Cl A *	17,700	57
Faraday Future Intelligent Electric Inc *	11,100	13
Figs Inc, Cl A *	9,300	91
First Watch Restaurant Group Inc *	5,700	106
Five Below Inc *	8,105	1,336
Floor & Decor Holdings Inc, Cl A *	16,000	1,018
Fox Factory Holding Corp *	5,700	84
Frontdoor Inc *	10,750	580
Funko Inc, Cl A *	6,000	19
GameStop Corp, Cl A *	61,800	1,392
Gap Inc/The	34,700	939
Genesco Inc *	2,169	78
Gentex Corp	34,390	785
Gentherm Inc *	4,248	152
GigaCloud Technology Inc, Cl A *	3,900	145
G-III Apparel Group Ltd *	5,906	172
Global Business Travel Group I *	17,100	132
Golden Entertainment Inc	4,131	124
Goodyear Tire & Rubber Co/The *	36,868	319
Graham Holdings Co, Cl B	500	553
Grand Canyon Education Inc *	4,215	665
Green Brick Partners Inc *	5,100	346
Group 1 Automotive Inc	1,835	736
Groupon Inc, Cl A *	3,800	64
H&R Block Inc	19,600	826
Harley-Davidson Inc	15,300	375
Haverty Furniture Cos Inc	1,563	37
Helen of Troy Ltd *	3,348	63
Hilton Grand Vacations Inc *	8,470	363
Holley Inc *	13,400	57
Hovnanian Enterprises Inc, Cl A *	600	79
Hyatt Hotels Corp, Cl A	5,927	974
Inspired Entertainment Inc *	2,000	16
Installed Building Products Inc	3,500	938
International Game Technology PLC	17,100	267
Jack in the Box Inc	2,221	44
Johnson Outdoors Inc, Cl A	1,400	57
KB Home	10,185	655
KinderCare Learning Cos Inc *	5,400	22
Kohl's Corp	16,400	403
Kontoor Brands Inc	7,900	587
Krispy Kreme Inc	14,400	60
Kura Sushi USA Inc, Cl A *	800	39
Lands' End Inc *	2,862	45
Latham Group Inc *	7,300	52
Laureate Education Inc, Cl A *	19,200	593
La-Z-Boy Inc	6,326	246
LCI Industries	3,749	426
Lear Corp	7,871	845
Legacy Housing Corp *	1,400	28
Leggett & Platt Inc	21,000	215

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2025

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
LGI Homes Inc *	3,200	$166
Life Time Group Holdings Inc *	20,200	564
Lincoln Educational Services Corp *	4,300	89
Lindblad Expeditions Holdings Inc *	6,900	83
Lithia Motors Inc, Cl A	3,833	1,222
Livewire Group Inc *	4,900	21
Lovesac Co/The *	2,900	42
Lucid Group Inc *	18,160	248
Luminar Technologies Inc, Cl A *	3,726	3
M/I Homes Inc *	3,794	522
Macy's Inc	38,900	870
Malibu Boats Inc, Cl A *	2,100	60
Marine Products Corp	1,800	15
MarineMax Inc *	3,561	83
Marriott Vacations Worldwide Corp	4,172	228
MasterCraft Boat Holdings Inc *	2,100	39
Mattel Inc *	47,400	1,001
Matthews International Corp, Cl A	3,213	79
McGraw Hill Inc *	3,400	60
Meritage Homes Corp	10,322	754
Mister Car Wash Inc *	16,500	88
Monarch Casino & Resort Inc	2,200	212
Monro Inc	2,928	55
Motorcar Parts of America Inc *	1,400	18
Movado Group Inc	3,520	74
Murphy USA Inc	2,700	1,040
Nathan's Famous Inc	400	37
National Vision Holdings Inc *	11,700	338
Newell Brands Inc	62,100	227
NIQ GLOBAL INTELLIGENCE PLC *	6,900	108
ODP Corp/The *	4,214	118
Ollie's Bargain Outlet Holdings Inc *	9,200	1,133
OneWater Marine Inc, Cl A *	2,200	27
Oxford Industries Inc	2,154	82
Papa John's International Inc	4,442	187
Patrick Industries Inc	4,587	496
Peloton Interactive Inc, Cl A *	54,535	370
Penn Entertainment Inc *	22,700	337
Penske Automotive Group Inc	2,688	435
Perdoceo Education Corp	8,554	239
Petco Health & Wellness Co Inc, Cl A *	13,500	43
Phinia Inc	5,900	319
Planet Fitness Inc, Cl A *	12,600	1,411
Polaris Inc	8,207	545
Portillo's Inc, Cl A *	10,200	53
PVH Corp	6,800	576
QuantumScape Corp, Cl A *	63,300	774
RCI Hospitality Holdings Inc	1,400	34
RealReal Inc/The *	14,500	210
Red Rock Resorts Inc, Cl A	7,000	410
Revolve Group Inc, Cl A *	5,300	128
RH *	2,411	380
Rivian Automotive Inc, Cl A *	116,800	1,969

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Rocky Brands Inc	1,600	$49
Rush Street Interactive Inc *	13,600	251
Sabre Corp *	55,600	90
Sally Beauty Holdings Inc *	16,791	266
Savers Value Village Inc *	6,200	56
Serve Robotics Inc *	7,000	72
Service Corp International/US	20,689	1,643
Shake Shack Inc, Cl A *	5,700	499
SharkNinja Inc *	12,300	1,200
Shoe Carnival Inc	1,852	31
Signet Jewelers Ltd	6,200	621
Six Flags Entertainment Corp *	14,793	225
Sleep Number Corp *	5,009	26
Smith & Wesson Brands Inc	6,283	55
Solid Power Inc *	15,900	83
Sonic Automotive Inc, Cl A	2,364	149
Sonos Inc *	18,300	340
Standard Motor Products Inc	2,366	89
Steven Madden Ltd	10,051	420
Stitch Fix Inc, Cl A *	17,800	76
Strategic Education Inc	3,687	288
Strattec Security Corp *	400	30
Stride Inc *	6,488	412
Sturm Ruger & Co Inc	1,742	52
Superior Group of Cos Inc	2,100	20
Sweetgreen Inc, Cl A *	17,000	110
Target Hospitality Corp *	6,100	48
Taylor Morrison Home Corp, Cl A *	14,060	881
Tempur Sealy International Inc	30,928	2,831
Texas Roadhouse Inc, Cl A	9,766	1,712
Thor Industries Inc	7,690	812
ThredUp Inc, Cl A *	14,000	105
Tile Shop Holdings Inc *	6,300	41
Toll Brothers Inc	14,439	2,019
TopBuild Corp *	4,300	1,946
Topgolf Callaway Brands Corp *	21,206	273
Torrid Holdings Inc *	2,700	4
Traeger Inc *	4,800	4
Travel + Leisure Co	9,100	624
Tri Pointe Homes Inc *	13,373	456
Udemy Inc *	17,700	90
Under Armour Inc, Cl A *	26,900	124
Under Armour Inc, Cl C *	24,900	110
United Parks & Resorts Inc *	4,100	148
Universal Technical Institute Inc *	7,300	168
Upbound Group Inc, Cl A	7,540	135
Urban Outfitters Inc *	9,000	667
Vail Resorts Inc	5,412	759
Valvoline Inc *	19,236	602
VF Corp	52,900	926
Viad Corp *	2,271	78
Victoria's Secret & Co *	10,500	434
Viking Holdings Ltd *	26,900	1,796

SEI Institutional Investments Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Visteon Corp	4,365	$451
Warby Parker Inc, Cl A *	14,600	289
Wayfair Inc, Cl A *	14,200	1,573
Wendy's Co/The	23,875	202
Weyco Group Inc	1,200	36
Whirlpool Corp	7,900	611
Wingstop Inc	4,100	1,085
Winmark Corp	391	161
Winnebago Industries Inc	4,435	161
Wolverine World Wide Inc	11,896	193
Wyndham Hotels & Resorts Inc	11,000	805
XPEL Inc *	3,000	139
Xponential Fitness Inc, Cl A *	5,600	37
YETI Holdings Inc *	11,500	477
Zumiez Inc *	803	21
		110,417

Consumer Staples — 2.5%
Albertsons Cos Inc, Cl A	60,400	1,107
Alico Inc	1,400	49
Andersons Inc/The	5,199	268
B&G Foods Inc, Cl A	14,611	67
Beauty Health Co/The *	17,700	26
BellRing Brands Inc *	18,402	568
Beyond Meat Inc *	13,000	13
BJ's Wholesale Club Holdings Inc *	19,700	1,758
Boston Beer Co Inc/The, Cl A *	1,083	211
BRC Inc, Cl A *	5,800	7
Calavo Growers Inc	1,426	29
Cal-Maine Foods Inc	6,628	552
Casey's General Stores Inc	5,659	3,228
Celsius Holdings Inc *	24,800	1,015
Central Garden & Pet Co *	600	21
Central Garden & Pet Co, Cl A *	7,161	222
Chefs' Warehouse Inc/The *	5,721	351
Coca-Cola Consolidated Inc	7,790	1,269
Coty Inc, Cl A *	47,400	157
Darling Ingredients Inc *	24,057	881
Dole PLC	10,800	156
Edgewell Personal Care Co	7,145	128
elf Beauty Inc *	8,200	625
Energizer Holdings Inc	10,945	200
Flowers Foods Inc	28,408	305
Fresh Del Monte Produce Inc	5,581	202
Freshpet Inc *	6,900	394
Grocery Outlet Holding Corp *	15,500	173
Hain Celestial Group Inc/The *	15,660	17
Herbalife Ltd *	13,044	166
HF Foods Group Inc *	9,900	25
Honest Co Inc/The *	9,700	26
Ingles Markets Inc, Cl A	2,645	204
Ingredion Inc	10,065	1,082
Inter Parfums Inc	2,706	220
J & J Snack Foods Corp	2,364	218

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
John B Sanfilippo & Son Inc	1,519	$110
Lancaster Colony Corp	2,829	472
Lifevantage Corp	1,100	8
Limoneira Co	3,400	47
Mama's Creations Inc *	4,900	56
Maplebear Inc *	25,800	1,084
Medifast Inc *	1,764	19
MGP Ingredients Inc	1,800	41
Mission Produce Inc *	9,300	112
National Beverage Corp *	3,904	133
Natural Grocers by Vitamin Cottage Inc	1,485	41
Nature's Sunshine Products Inc *	2,937	60
Nu Skin Enterprises Inc, Cl A	8,205	81
Oil-Dri Corp of America	2,000	109
Olaplex Holdings Inc *	29,300	33
Performance Food Group Co *	22,527	2,187
Pilgrim's Pride Corp	6,007	229
Post Holdings Inc *	7,569	787
PriceSmart Inc	3,623	446
Primo Brands Corp	37,300	585
Reynolds Consumer Products Inc	8,000	200
Seaboard Corp	40	187
Seneca Foods Corp, Cl A *	1,062	129
Simply Good Foods Co/The *	14,700	289
Smithfield Foods Inc	6,800	147
Spectrum Brands Holdings Inc	3,390	201
Sprouts Farmers Market Inc *	14,800	1,240
Tootsie Roll Industries Inc	2,600	100
TreeHouse Foods Inc *	7,809	187
Turning Point Brands Inc	2,300	230
United Natural Foods Inc *	9,598	358
Universal Corp/VA	4,045	213
US Foods Holding Corp *	35,100	2,761
USANA Health Sciences Inc *	1,532	30
Utz Brands Inc	10,700	104
Village Super Market Inc, Cl A	1,962	68
Vita Coco Co Inc/The *	6,100	326
Vital Farms Inc *	5,500	180
Waldencast plc, Cl A *	7,000	18
WD-40 Co	2,186	428
Weis Markets Inc	2,704	176
Westrock Coffee Co *	7,900	34
Zevia PBC, Cl A *	4,700	13
		30,199

Energy — 3.4%
Antero Midstream Corp	50,400	908
Antero Resources Corp *	43,980	1,602
Archrock Inc	24,683	606
Atlas Energy Solutions Inc, Cl A	11,200	97
Berry Corp	7,400	25
Bristow Group Inc *	3,697	139
Cactus Inc, Cl A	10,200	438
California Resources Corp	9,700	463

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2025

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Calumet Inc *	10,300	$199
Centrus Energy Corp, Cl A *	2,200	570
Cheniere Energy Inc	33,365	6,955
Chord Energy Corp	8,730	819
Civitas Resources Inc	13,234	389
Clean Energy Fuels Corp *	29,988	65
CNX Resources Corp *	21,200	823
Comstock Resources Inc *	11,600	312
CONSOL Energy Inc	7,788	623
Core Laboratories Inc	8,100	122
Crescent Energy Co, Cl A	26,385	249
CVR Energy Inc *	4,597	159
Delek US Holdings Inc	7,990	309
DHT Holdings Inc	18,900	246
Diversified Energy Co	7,700	116
DMC Global Inc *	5,100	32
Dorian LPG Ltd	5,347	132
DT Midstream Inc	15,700	1,907
Empire Petroleum Corp *	1,033	3
Energy Fuels Inc/Canada *	30,200	435
Energy Services of America Corp	1,400	13
Excelerate Energy Inc, Cl A	3,300	93
Expro Group Holdings NV *	15,357	214
FLOWCO HOLDINGS INC	4,400	75
Forum Energy Technologies Inc *	2,600	82
FutureFuel Corp	3,876	13
Gevo Inc *	34,500	74
Granite Ridge Resources Inc	8,700	45
Green Plains Inc *	11,190	116
Gulfport Energy Corp *	2,200	489
Helix Energy Solutions Group Inc *	20,969	140
Helmerich & Payne Inc	14,800	413
HF Sinclair Corp	24,200	1,280
HighPeak Energy Inc	1,100	7
INFINITY NATURAL RESOURCES *	2,200	29
Innovex International Inc *	6,887	152
International Seaways Inc	5,528	293
Kinetik Holdings Inc, Cl A	6,900	239
Kodiak Gas Services Inc	12,600	443
Liberty Energy Inc, Cl A	23,700	421
Lightbridge Corp *	2,800	45
Magnolia Oil & Gas Corp, Cl A	26,900	622
Matador Resources Co	17,500	742
Murphy Oil Corp	19,200	616
Nabors Industries Ltd *	1,991	99
NACCO Industries Inc, Cl A	900	43
National Energy Services Reunited Corp *	9,100	127
Natural Gas Services Group Inc	1,500	46
Navigator Holdings Ltd	4,900	88
New Fortress Energy Inc, Cl A *	23,200	28
NextDecade Corp *	19,000	116
Noble Corp PLC	18,090	554
Nordic American Tankers Ltd	34,377	125

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Northern Oil & Gas Inc	13,800	$309
NOV Inc	54,800	842
Oceaneering International Inc *	14,046	343
Oil States International Inc *	8,199	52
Ovintiv Inc	38,600	1,581
Par Pacific Holdings Inc *	7,686	351
Patterson-UTI Energy Inc	46,855	272
PBF Energy Inc, Cl A	11,477	396
Peabody Energy Corp	17,000	463
Permian Resources Corp, Cl A	101,985	1,478
Prairie Operating Co *	4,200	8
PrimeEnergy Resources Corp *	100	18
ProFrac Holding Corp, Cl A *	3,000	11
ProPetro Holding Corp *	13,100	125
Range Resources Corp	36,000	1,422
Ranger Energy Services Inc, Cl A	4,700	63
REX American Resources Corp *	3,600	119
Riley Exploration Permian Inc	1,200	33
RPC Inc	15,199	81
Sable Offshore Corp *	10,200	45
SandRidge Energy Inc	8,200	116
SEACOR Marine Holdings Inc *	7,300	52
Select Water Solutions Inc, Cl A	11,300	114
SM Energy Co	16,913	322
Solaris Energy Infrastructure Inc, Cl A	5,400	259
Summit Midstream Corp *	100	2
Talos Energy Inc *	19,400	222
TETRA Technologies Inc *	14,900	116
Tidewater Inc *	7,700	416
Transocean Ltd *	120,200	530
Uranium Energy Corp *	64,200	788
VAALCO Energy Inc	15,500	55
Valaris Ltd *	9,700	547
Viper Energy Inc, Cl A	26,299	961
Vital Energy Inc *	3,800	68
Vitesse Energy Inc	5,143	109
W&T Offshore Inc	21,338	38
Weatherford International PLC	10,800	808
World Kinect Corp	7,541	175
		40,335

Financials — 14.8%
1st Source Corp	2,758	172
ACNB Corp	1,900	92
AFC Gamma Inc ‡	2,800	8
Affiliated Managers Group Inc	4,200	1,129
Affirm Holdings Inc, Cl A *	39,900	2,831
AGNC Investment Corp ‡	155,421	1,630
Alerus Financial Corp	3,400	73
Ally Financial Inc	42,700	1,764
Amalgamated Financial Corp	3,000	88
Ambac Financial Group Inc *	7,800	70
Amerant Bancorp Inc, Cl A	5,100	96
American Coastal Insurance Corp	4,000	48

SEI Institutional Investments Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
American Financial Group Inc/OH	9,953	$1,371
Ameris Bancorp	10,262	777
AMERISAFE Inc	2,633	107
Angel Oak Mortgage REIT Inc ‡	1,600	14
Annaly Capital Management Inc ‡	98,739	2,251
Apollo Commercial Real Estate Finance Inc ‡	23,419	237
Arbor Realty Trust Inc ‡	28,600	255
Ares Commercial Real Estate Corp ‡	9,600	51
Ares Management Corp, Cl A	28,145	4,415
ARMOUR Residential REIT Inc ‡	14,584	256
Arrow Financial Corp	3,349	101
Artisan Partners Asset Management Inc, Cl A	9,300	386
Associated Banc-Corp	24,836	653
Assured Guaranty Ltd	7,387	669
Atlantic Union Bankshares Corp	21,599	731
Atlanticus Holdings Corp *	1,100	65
Axis Capital Holdings Ltd	11,468	1,172
Axos Financial Inc *	8,436	693
Bakkt Holdings Inc, Cl A *	900	14
Baldwin Insurance Group Inc/The, Cl A *	10,800	308
Banc of California Inc	19,113	352
BancFirst Corp	3,250	360
Bancorp Inc/The *	6,792	435
Bank First Corp	1,500	187
Bank of Hawaii Corp	6,024	395
Bank of Marin Bancorp	3,614	98
Bank OZK	16,070	740
BankUnited Inc	10,996	475
Bankwell Financial Group Inc	1,100	50
Banner Corp	4,751	298
Bar Harbor Bankshares	2,850	85
BayCom Corp	300	9
BCB Bancorp Inc	3,200	26
Berkshire Hills Bancorp Inc	12,378	317
Better Home & Finance Holding Co *	200	10
BGC Group Inc, Cl A	55,936	487
Blackstone Mortgage Trust Inc, Cl A ‡	22,200	432
Blue Foundry Bancorp *	6,000	68
Blue Owl Capital Inc, Cl A	90,900	1,364
Blue Ridge Bankshares Inc	14,100	61
BOK Financial Corp	3,382	381
Bowhead Specialty Holdings Inc *	2,400	67
Bread Financial Holdings Inc	7,000	474
Bridgewater Bancshares Inc *	5,300	92
Brighthouse Financial Inc *	8,200	538
Brightsphere Investment Group Inc	4,163	187
BrightSpire Capital Inc, Cl A ‡	21,794	122
Burford Capital Ltd	32,100	307
Burke & Herbert Financial Services Corp	1,611	105
Business First Bancshares Inc	4,300	112
Byline Bancorp Inc	5,570	156
Cadence Bank	27,931	1,113

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
California BanCorp *	5,500	$107
Camden National Corp	3,058	124
Cannae Holdings Inc	9,262	149
Cantaloupe Inc *	7,000	75
Capital Bancorp Inc	1,900	53
Capital City Bank Group Inc	2,861	120
Capitol Federal Financial Inc	19,487	129
Carlyle Group Inc/The	39,800	2,170
Carter Bankshares Inc *	4,800	88
Cass Information Systems Inc	1,354	57
Cathay General Bancorp	10,615	514
Central Pacific Financial Corp	4,910	146
Chicago Atlantic Real Estate Finance Inc ‡	900	11
Chimera Investment Corp ‡	10,955	140
ChoiceOne Financial Services Inc	2,100	64
Citizens & Northern Corp	3,540	71
Citizens Financial Services Inc	707	40
Citizens Inc/TX, Cl A *	4,300	26
City Holding Co	2,385	289
Civista Bancshares Inc	3,400	77
Claros Mortgage Trust Inc *‡	14,700	49
CNA Financial Corp	4,175	195
CNB Financial Corp/PA	4,248	110
CNO Financial Group Inc	14,825	607
Coastal Financial Corp/WA *	1,900	212
Cohen & Steers Inc	3,936	249
Colony Bankcorp Inc	3,700	63
Columbia Banking System Inc	43,985	1,219
Columbia Financial Inc *	3,600	57
Comerica Inc	19,300	1,551
Commerce Bancshares Inc/MO	18,106	976
Community Financial System Inc	8,251	468
Community Trust Bancorp Inc	1,693	94
Community West Bancshares	2,800	63
Compass Diversified Holdings	10,600	78
ConnectOne Bancorp Inc	5,968	151
Corebridge Financial Inc	40,600	1,219
Crawford & Co, Cl A	5,700	64
Credit Acceptance Corp *	712	329
Cullen/Frost Bankers Inc	8,805	1,089
Customers Bancorp Inc *	4,770	329
CVB Financial Corp	19,279	379
Dave Inc *	1,400	306
Diamond Hill Investment Group Inc	154	18
DigitalBridge Group Inc	25,598	249
Dime Community Bancshares Inc	6,229	177
Donegal Group Inc, Cl A	2,500	50
Donnelley Financial Solutions Inc *	4,332	213
Dynex Capital Inc ‡	21,497	301
Eagle Bancorp Inc	4,406	84
East West Bancorp Inc	20,466	2,184
Eastern Bankshares Inc	30,972	583
Ellington Financial Inc ‡	13,700	188

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2025

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Employers Holdings Inc	4,274	$170
Enact Holdings Inc	3,700	143
Encore Capital Group Inc *	3,875	201
Enova International Inc *	3,666	481
Enterprise Financial Services Corp	5,165	282
Equitable Holdings Inc	44,400	2,073
Equity Bancshares Inc, Cl A	1,200	52
Esquire Financial Holdings Inc	1,000	102
Essent Group Ltd	14,500	910
Euronet Worldwide Inc *	6,545	485
Evercore Inc, Cl A	5,476	1,753
F&G Annuities & Life Inc	2,094	68
Farmers & Merchants Bancorp Inc/Archbold OH	3,200	78
Farmers National Banc Corp	6,800	92
FB Financial Corp	6,846	382
Federal Agricultural Mortgage Corp, Cl C	1,288	221
Fidelity D&D Bancorp Inc	100	4
Fidelity National Financial Inc	39,866	2,369
Finance Of America Cos Inc, Cl A *	700	17
Financial Institutions Inc	3,243	99
First American Financial Corp	14,472	952
First Bancorp Inc/The	252	6
First Bancorp/Southern Pines NC	5,545	283
First Bank/Hamilton NJ	3,700	58
First Busey Corp	12,898	304
First Business Financial Services Inc	1,800	94
First Capital Inc	300	15
First Citizens BancShares Inc/NC, Cl A	1,452	2,727
First Commonwealth Financial Corp	13,701	223
First Community Bankshares Inc	2,342	78
First Financial Bancorp	13,333	332
First Financial Bankshares Inc	20,712	647
First Financial Corp/IN	2,312	135
First Foundation Inc *	9,100	48
First Hawaiian Inc	20,000	498
First Horizon Corp	74,625	1,667
First Internet Bancorp	100	2
First Interstate BancSystem Inc, Cl A	12,916	424
First Merchants Corp	9,418	347
First Mid Bancshares Inc	3,572	136
First Western Financial Inc *	1,800	44
FirstCash Holdings Inc	6,020	954
Firstsun Capital Bancorp *	1,900	64
Five Star Bancorp	2,800	97
Flushing Financial Corp	6,070	100
Flywire Corp *	18,900	264
FNB Corp/PA	56,189	935
Forge Global Holdings Inc *	2,097	93
Franklin BSP Realty Trust Inc ‡	15,254	159
FS Bancorp Inc	1,400	57
Fulton Financial Corp	28,712	521
FVCBankcorp Inc	3,375	43

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
GBank Financial Holdings Inc *	1,300	$44
GCM Grosvenor Inc, Cl A	4,500	49
Genworth Financial Inc, Cl A *	60,300	523
German American Bancorp Inc	4,466	177
Glacier Bancorp Inc	19,975	845
Goosehead Insurance Inc, Cl A	3,700	265
Great Southern Bancorp Inc	1,099	66
Green Dot Corp, Cl A *	9,255	116
Greene County Bancorp Inc	1,020	23
Greenlight Capital Re Ltd, Cl A *	6,409	85
HA Sustainable Infrastructure Capital Inc ‡	18,600	639
Hamilton Lane Inc, Cl A	6,000	744
Hancock Whitney Corp	12,514	758
Hanmi Financial Corp	5,578	154
Hanover Insurance Group Inc/The	5,317	987
Hawthorn Bancshares Inc	500	17
HBT Financial Inc	2,200	53
HCI Group Inc	1,715	305
Heritage Commerce Corp	11,300	123
Heritage Financial Corp/WA	4,171	100
Heritage Insurance Holdings Inc *	3,200	93
Hilltop Holdings Inc	6,000	206
Hingham Institution For Savings The	300	88
Hippo Holdings Inc *	3,484	114
Home Bancorp Inc	400	22
Home BancShares Inc/AR	28,132	789
HomeStreet Inc *	4,372	68
HomeTrust Bancshares Inc	2,902	119
Hope Bancorp Inc	19,295	205
Horace Mann Educators Corp	6,714	307
Horizon Bancorp Inc/IN	4,625	79
Houlihan Lokey Inc, Cl A	8,100	1,421
Independent Bank Corp	7,648	551
Independent Bank Corp/MI	3,300	108
International Bancshares Corp	8,550	568
International Money Express Inc *	5,400	82
Invesco Mortgage Capital Inc ‡	8,009	66
Investors Title Co	100	28
Jackson Financial Inc, Cl A	10,700	1,049
James River Group Holdings Ltd	8,200	48
Janus Henderson Group PLC	18,600	813
Jefferies Financial Group Inc	23,100	1,330
John Marshall Bancorp Inc	2,700	54
Kearny Financial Corp/MD	10,929	75
Kemper Corp	9,073	369
Kingstone Cos Inc	1,400	21
Kinsale Capital Group Inc	3,400	1,309
KKR Real Estate Finance Trust Inc ‡	5,600	48
Ladder Capital Corp, Cl A ‡	15,962	176
Lakeland Financial Corp	4,157	242
Lazard Inc, Cl A	13,931	704
Lemonade Inc *	8,400	656
LendingClub Corp *	15,000	272

SEI Institutional Investments Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
LendingTree Inc *	2,000	$114
Lincoln National Corp	26,000	1,070
Live Oak Bancshares Inc	4,800	153
loanDepot Inc, Cl A *	17,800	50
LPL Financial Holdings Inc	11,923	4,245
Markel Group Inc *	1,893	3,938
MarketAxess Holdings Inc	5,600	918
Marqeta Inc, Cl A *	57,400	275
MBIA Inc *	10,982	83
Mercantile Bank Corp	1,657	76
Merchants Bancorp/IN	3,300	108
Mercury General Corp	3,878	361
Metrocity Bankshares Inc	3,800	101
Metropolitan Bank Holding Corp	900	67
MFA Financial Inc ‡	16,624	160
MGIC Investment Corp	35,118	996
Mid Penn Bancorp Inc	3,200	93
Midland States Bancorp Inc	2,600	42
MidWestOne Financial Group Inc	3,169	125
Moelis & Co, Cl A	10,800	693
Morningstar Inc	3,420	735
MVB Financial Corp	2,400	65
National Bank Holdings Corp, Cl A	6,400	238
Navient Corp	8,700	108
NB Bancorp Inc	6,400	125
NBT Bancorp Inc	8,208	340
NCR Atleos Corp *	10,141	376
Nelnet Inc, Cl A	1,931	250
NerdWallet Inc, Cl A *	5,800	87
New York Community Bancorp Inc	45,305	555
New York Mortgage Trust Inc ‡	17,159	131
NewtekOne Inc	4,600	49
Nexpoint Real Estate Finance Inc ‡	1,600	23
NI Holdings Inc *	2,300	31
Nicolet Bankshares Inc	2,200	277
NMI Holdings Inc, Cl A *	10,800	412
Northeast Bank	1,300	116
Northeast Community Bancorp Inc	3,000	63
Northfield Bancorp Inc	2,905	31
NORTHPOINTE BANCSHARES INC	1,000	17
Northrim BanCorp Inc	3,600	88
Northwest Bancshares Inc	24,779	296
OceanFirst Financial Corp	9,468	178
Ohio Valley Banc Corp	400	16
Old National Bancorp/IN	52,833	1,148
Old Republic International Corp	34,444	1,588
Old Second Bancorp Inc	9,600	181
OmniAB Inc. *	2,598	–
OneMain Holdings Inc, Cl A	18,700	1,160
Onity Group Inc *	1,400	62
Open Lending Corp, Cl A *	9,900	19
Oportun Financial Corp *	3,600	19
OppFi Inc	3,600	36

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Orange County Bancorp Inc	2,000	$54
Orchid Island Capital Inc, Cl A ‡	17,620	127
Origin Bancorp Inc	5,000	182
Orrstown Financial Services Inc	3,000	107
Oscar Health Inc, Cl A *	27,300	491
P10 Inc, Cl A	8,600	81
Palomar Holdings Inc, Cl A *	4,000	497
Park National Corp	2,405	369
Parke Bancorp Inc	2,200	50
Pathward Financial Inc	3,200	230
Payoneer Global Inc *	44,700	258
Paysafe Ltd *	3,467	27
Paysign Inc *	4,300	22
PCB Bancorp	2,600	56
Peapack-Gladstone Financial Corp	3,154	85
PennyMac Financial Services Inc	4,600	619
PennyMac Mortgage Investment Trust ‡	14,463	186
Peoples Bancorp Inc/OH	5,572	165
Peoples Financial Services Corp	1,600	78
Perella Weinberg Partners, Cl A	8,600	157
Pinnacle Financial Partners Inc	11,327	1,038
Pioneer Bancorp Inc/NY *	2,700	36
Piper Sandler Cos	2,577	866
PJT Partners Inc, Cl A	3,400	571
Plumas Bancorp	1,700	74
Ponce Financial Group Inc *	500	8
PRA Group Inc *	6,158	100
Preferred Bank/Los Angeles CA	1,537	145
Primerica Inc	4,929	1,268
Primis Financial Corp	6,000	67
Priority Technology Holdings Inc *	3,400	20
ProAssurance Corp *	7,025	169
PROG Holdings Inc	6,378	184
Prosperity Bancshares Inc	14,435	992
Provident Financial Services Inc	18,119	348
QCR Holdings Inc	2,600	212
Radian Group Inc	21,048	748
RBB Bancorp	2,600	52
Ready Capital Corp ‡	29,838	75
Red River Bancshares Inc	1,200	84
Redwood Trust Inc ‡	15,505	85
Regional Management Corp	1,700	65
Reinsurance Group of America Inc, Cl A	10,216	1,940
Remitly Global Inc *	24,000	325
Renasant Corp	13,460	477
Repay Holdings Corp, Cl A *	14,200	47
Republic Bancorp Inc/KY, Cl A	798	55
Rithm Capital Corp ‡	80,588	926
RLI Corp	12,364	762
Rocket Cos Inc, Cl A	142,108	2,839
Root Inc/OH, Cl A *	1,600	129
Ryan Specialty Holdings Inc, Cl A	15,800	918
S&T Bancorp Inc	6,232	246

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2025

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Safety Insurance Group Inc	2,431	$185
Seacoast Banking Corp of Florida	11,881	375
SEI Investments Co †	16,219	1,311
Selective Insurance Group Inc	8,884	698
Selectquote Inc *	28,700	42
ServisFirst Bancshares Inc	8,000	569
Sezzle Inc *	2,400	148
Shift4 Payments Inc, Cl A *	10,000	738
Shore Bancshares Inc	6,200	108
Siebert Financial Corp *	3,600	12
Sierra Bancorp	2,978	92
Simmons First National Corp, Cl A	23,154	430
Skyward Specialty Insurance Group Inc *	4,900	240
SLIDE INSURANCE HOLDINGS INC *	5,700	96
SLM Corp	32,320	947
SmartFinancial Inc	3,100	112
SoFi Technologies Inc *	170,300	5,061
South Plains Financial Inc	2,400	91
Southern First Bancshares Inc *	1,491	76
Southern Missouri Bancorp Inc	1,900	107
Southside Bancshares Inc	4,762	140
SouthState Corp	15,085	1,350
Starwood Property Trust Inc ‡	52,080	955
Stellar Bancorp Inc	5,840	185
StepStone Group Inc, Cl A	10,900	688
Stewart Information Services Corp	4,541	348
Stifel Financial Corp	15,173	1,851
Stock Yards Bancorp Inc	3,502	232
StoneX Group Inc *	6,728	610
Sunrise Realty Trust Inc ‡	933	9
Synovus Financial Corp	20,892	1,007
Texas Capital Bancshares Inc *	6,523	588
TFS Financial Corp	6,743	96
Third Coast Bancshares Inc *	1,200	46
Tiptree Inc	2,000	38
Toast Inc, Cl A *	66,900	2,287
Tompkins Financial Corp	2,305	159
Towne Bank/Portsmouth VA	11,567	388
TPG Inc, Cl A	19,472	1,150
TPG RE Finance Trust Inc ‡	12,100	110
Tradeweb Markets Inc, Cl A	17,700	1,927
TriCo Bancshares	4,009	193
Triumph Financial Inc *	3,600	197
Trupanion Inc *	5,400	191
TrustCo Bank Corp NY	1,825	77
Trustmark Corp	9,039	352
Two Harbors Investment Corp ‡	14,210	144
UMB Financial Corp	10,886	1,209
United Bankshares Inc/WV	21,056	784
United Community Banks Inc/GA	18,118	554
United Fire Group Inc	3,471	127
Unity Bancorp Inc	1,600	80
Universal Insurance Holdings Inc	5,100	169

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Univest Financial Corp	4,715	$150
Unum Group	25,100	1,907
Upstart Holdings Inc *	12,500	562
USCB Financial Holdings Inc	2,200	39
UWM Holdings Corp	18,000	105
Valley National Bancorp	72,368	819
Value Line Inc	300	11
Velocity Financial Inc *	1,800	35
Victory Capital Holdings Inc, Cl A	6,700	421
Virtu Financial Inc, Cl A	12,000	429
Virtus Investment Partners Inc	1,158	185
Voya Financial Inc	14,600	1,026
WaFd Inc	10,818	343
Walker & Dunlop Inc	5,023	325
Washington Trust Bancorp Inc	3,070	87
Waterstone Financial Inc	2,600	41
Webster Financial Corp	24,829	1,480
WesBanco Inc	13,310	430
West BanCorp Inc	3,785	84
Westamerica BanCorp	3,355	161
Western Alliance Bancorp	16,261	1,326
Western Union Co/The	49,700	437
WEX Inc *	5,076	753
White Mountains Insurance Group Ltd	362	733
Wintrust Financial Corp	9,861	1,322
WisdomTree Inc	15,275	169
World Acceptance Corp *	476	74
WSFS Financial Corp	8,312	464
Zions Bancorp NA	21,900	1,166
		178,189

Health Care — 12.8%
10X Genomics Inc, Cl A *	15,000	282
4D Molecular Therapeutics Inc *	7,700	90
Abeona Therapeutics Inc *	4,700	24
Absci Corp *	13,100	42
Acadia Healthcare Co Inc *	13,887	239
ACADIA Pharmaceuticals Inc *	19,100	478
Accuray Inc *	18,400	20
AdaptHealth Corp, Cl A *	15,400	149
Adaptive Biotechnologies Corp *	22,300	438
Addus HomeCare Corp *	2,900	349
ADMA Biologics Inc *	34,600	664
Aerovate Therapeutics Inc	4,863	62
agilon health Inc *	42,900	28
Agios Pharmaceuticals Inc *	7,900	231
AirSculpt Technologies Inc *	1,400	5
Akebia Therapeutics Inc *	45,600	72
Akero Therapeutics Inc *	10,400	565
Aldeyra Therapeutics Inc *	9,200	50
Alector Inc *	13,000	17
Alignment Healthcare Inc *	22,300	428
Alkermes PLC *	25,253	747
Allogene Therapeutics Inc *	20,200	29

SEI Institutional Investments Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Alnylam Pharmaceuticals Inc *	18,789	$8,478
Alphatec Holdings Inc *	17,300	390
Altimmune Inc *	11,800	62
Alumis Inc *	4,188	32
Amicus Therapeutics Inc *	37,700	374
AMN Healthcare Services Inc *	5,809	97
Amneal Pharmaceuticals Inc *	23,588	295
Amphastar Pharmaceuticals Inc *	5,300	147
Amylyx Pharmaceuticals Inc *	10,300	154
AnaptysBio Inc *	2,500	104
Anavex Life Sciences Corp *	15,300	59
AngioDynamics Inc *	8,570	106
ANI Pharmaceuticals Inc *	2,500	212
Anika Therapeutics Inc *	3,070	30
Annexon Inc *	17,700	80
Apellis Pharmaceuticals Inc *	17,400	371
Apogee Therapeutics Inc *	4,800	345
Aquestive Therapeutics Inc *	15,400	95
Arbutus Biopharma Corp *	16,700	74
Arcellx Inc *	5,500	400
Arcturus Therapeutics Holdings Inc *	3,100	21
Arcus Biosciences Inc *	10,600	277
Arcutis Biotherapeutics Inc *	17,500	536
Ardelyx Inc *	29,200	169
Ardent Health Partners Inc *	4,500	39
ArriVent Biopharma Inc *	2,900	67
Arrowhead Pharmaceuticals Inc *	17,100	901
ARS Pharmaceuticals Inc *	8,100	77
Artivion Inc *	4,845	226
Arvinas Inc *	8,600	108
Astrana Health Inc *	6,500	150
Astria Therapeutics Inc *	3,100	39
Atea Pharmaceuticals Inc *	15,000	46
AtriCure Inc *	7,920	286
aTyr Pharma Inc *	13,000	10
Aura Biosciences Inc *	2,200	15
Avadel Pharmaceuticals PLC *	14,100	303
Avanos Medical Inc *	7,800	92
Avantor Inc *	99,551	1,168
Aveanna Healthcare Holdings Inc *	8,800	82
Avidity Biosciences Inc *	15,800	1,133
Avita Medical Inc *	5,000	18
Axogen Inc *	7,585	217
Axsome Therapeutics Inc *	6,000	909
Azenta Inc *	5,303	189
Beam Therapeutics Inc *	15,800	400
BETA BIONICS INC *	6,100	191
Bicara Therapeutics Inc *	4,100	76
BioCryst Pharmaceuticals Inc *	29,900	215
Biohaven Ltd *	13,350	134
BioLife Solutions Inc *	6,800	180
BioMarin Pharmaceutical Inc *	29,346	1,641
Bio-Rad Laboratories Inc, Cl A *	2,800	910

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Bioventus Inc, Cl A *	8,800	$67
Blade Air Mobility Inc *	12,600	55
Bridgebio Pharma Inc *	23,335	1,680
BrightSpring Health Services Inc *	15,000	542
Brookdale Senior Living Inc, Cl A *	35,909	400
Bruker Corp	15,532	758
Butterfly Network Inc *	28,600	89
Candel Therapeutics Inc *	4,300	20
Capricor Therapeutics Inc *	7,200	39
Cardiff Oncology Inc *	7,300	17
CareDx Inc *	9,000	161
CARIS LIFE SCIENCES INC *	4,100	105
Castle Biosciences Inc *	4,600	184
Catalyst Pharmaceuticals Inc *	18,200	426
Celcuity Inc *	4,900	496
Celldex Therapeutics Inc *	9,300	251
Ceribell Inc *	2,900	49
Certara Inc *	17,764	163
Cerus Corp *	38,497	68
CG oncology Inc *	8,300	372
Chemed Corp	2,145	942
ChromaDex Corp *	7,400	50
Cidara Therapeutics Inc *	2,400	528
ClearPoint Neuro Inc *	3,900	56
Clover Health Investments Corp, Cl A *	60,200	150
Codexis Inc *	13,961	24
Cogent Biosciences Inc *	21,500	865
Coherus Biosciences Inc *	14,800	20
Collegium Pharmaceutical Inc *	4,900	229
Community Health Systems Inc *	12,629	44
Compass Therapeutics Inc *	23,500	136
Concentra Group Holdings Parent Inc	16,521	340
CONMED Corp	3,908	170
Corcept Therapeutics Inc *	14,200	1,127
CorMedix Inc *	9,000	88
CorVel Corp *	4,302	315
Corvus Pharmaceuticals Inc *	6,300	58
Crinetics Pharmaceuticals Inc *	12,800	583
Cross Country Healthcare Inc *	5,479	56
CryoPort Inc *	9,400	90
Cullinan Therapeutics Inc *	6,400	73
CVRx Inc *	2,900	28
Cytek Biosciences Inc *	23,200	131
Cytokinetics Inc *	16,800	1,145
Day One Biopharmaceuticals Inc *	8,500	81
Definitive Healthcare Corp, Cl A *	7,300	21
Delcath Systems Inc *	4,500	44
Denali Therapeutics Inc *	18,100	352
DENTSPLY SIRONA Inc	31,000	352
Design Therapeutics Inc *	7,800	73
DiaMedica Therapeutics Inc *	9,900	85
Dianthus Therapeutics Inc *	1,900	84
Disc Medicine Inc, Cl A *	3,900	364

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2025

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
DocGo Inc *	13,700	$14
Doximity Inc, Cl A *	20,100	1,034
Dynavax Technologies Corp, Cl A *	15,689	178
Dyne Therapeutics Inc *	17,300	379
Edgewise Therapeutics Inc *	11,900	310
Editas Medicine Inc, Cl A *	15,400	37
Elanco Animal Health Inc *	74,500	1,734
Eledon Pharmaceuticals Inc *	4,800	8
Embecta Corp	6,500	83
Emergent BioSolutions Inc *	8,000	89
Enanta Pharmaceuticals Inc *	4,700	66
Encompass Health Corp	14,741	1,713
Enhabit Inc *	10,870	97
Enliven Therapeutics Inc *	4,600	99
Enovis Corp *	8,363	253
Ensign Group Inc/The	8,336	1,547
Entrada Therapeutics Inc *	4,200	43
Envista Holdings Corp *	25,300	529
Erasca Inc *	14,600	46
Esperion Therapeutics Inc *	31,100	125
Eton Pharmaceuticals Inc *	3,800	61
Evolent Health Inc, Cl A *	17,700	74
Evolus Inc *	11,000	79
Exact Sciences Corp *	28,026	2,839
Exelixis Inc *	39,000	1,723
EyePoint Pharmaceuticals Inc *	8,400	125
Fate Therapeutics Inc *	18,600	21
Foghorn Therapeutics Inc *	4,200	20
Fortrea Holdings Inc *	14,200	180
Fulcrum Therapeutics Inc *	10,200	112
Fulgent Genetics Inc *	3,800	112
GeneDx Holdings Corp, Cl A *	2,800	467
Geron Corp *	76,670	90
Ginkgo Bioworks Holdings Inc *	5,800	54
Glaukos Corp *	8,349	887
Globus Medical Inc, Cl A *	16,558	1,507
Gossamer Bio Inc *	28,300	95
GRAIL Inc *	4,633	511
Guardant Health Inc *	17,800	1,930
Guardian Pharmacy Services Inc, Cl A *	1,900	56
Gyre Therapeutics Inc *	2,000	15
Haemonetics Corp *	7,047	573
Halozyme Therapeutics Inc *	18,958	1,354
Harmony Biosciences Holdings Inc *	5,800	205
Harrow Inc *	5,200	217
Health Catalyst Inc *	12,300	37
HealthEquity Inc *	12,700	1,336
HealthStream Inc	3,964	100
Heron Therapeutics Inc *	20,900	24
Hims & Hers Health Inc *	27,600	1,097
Humacyte Inc *	14,991	20
ICU Medical Inc *	3,727	553
Ideaya Biosciences Inc *	12,300	438

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Illumina Inc *	23,500	$3,089
ImmunityBio Inc *	32,300	76
Immunome Inc *	14,000	258
Immunovant Inc *	10,200	246
Inhibikase Therapeutics Inc *	7,800	12
Inhibrx Biosciences Inc *	1,900	160
Innovage Holding Corp *	3,900	21
Innoviva Inc *	9,309	202
Inogen Inc *	4,100	29
Insmed Inc *	28,000	5,818
Inspire Medical Systems Inc *	4,200	523
Integer Holdings Corp *	4,930	356
Integra LifeSciences Holdings Corp *	11,304	148
Intellia Therapeutics Inc *	16,400	147
Ionis Pharmaceuticals Inc *	23,394	1,935
Iovance Biotherapeutics Inc *	38,300	95
iRadimed Corp	1,100	103
iRhythm Technologies Inc *	4,800	902
Ironwood Pharmaceuticals Inc, Cl A *	27,354	96
Janux Therapeutics Inc *	5,200	177
Jazz Pharmaceuticals PLC *	8,800	1,553
Joint Corp/The *	3,000	25
KalVista Pharmaceuticals Inc *	4,700	68
Keros Therapeutics Inc *	7,710	135
Kestra Medical Technologies *	1,000	27
Kodiak Sciences Inc *	6,900	159
KORU Medical Systems Inc *	4,100	24
Krystal Biotech Inc *	3,700	807
Kura Oncology Inc *	9,400	114
Kymera Therapeutics Inc *	7,600	516
Lantheus Holdings Inc *	10,100	595
Larimar Therapeutics Inc *	6,900	24
LeMaitre Vascular Inc	2,700	224
LENSAR Inc *	1,200	12
LENZ Therapeutics Inc *	3,200	98
Lexeo Therapeutics Inc *	3,300	33
Lifecore Biomedical Inc *	2,400	19
LifeMD Inc *	5,700	22
LifeStance Health Group Inc *	20,600	134
Ligand Pharmaceuticals Inc *	3,028	615
Liquidia Corp *	10,700	349
LivaNova PLC *	8,600	549
Madrigal Pharmaceuticals Inc *	2,700	1,612
MannKind Corp *	43,600	233
Maravai LifeSciences Holdings Inc, Cl A *	13,018	47
Masimo Corp *	6,793	968
MaxCyte Inc *	20,500	36
Maze Therapeutics Inc *	3,400	128
MBX Biosciences Inc *	1,500	52
Medpace Holdings Inc *	3,300	1,955
MeiraGTx Holdings PLC *	6,700	56
Merit Medical Systems Inc *	8,475	734
Mesa Laboratories Inc	1,100	88

SEI Institutional Investments Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
MiMedx Group Inc *	22,700	$156
Mind Medicine MindMed Inc *	11,800	149
Mineralys Therapeutics Inc *	6,500	280
Mirum Pharmaceuticals Inc *	6,400	468
Monopar Therapeutics Inc *	600	52
Monte Rosa Therapeutics Inc *	8,900	144
Multiplan Corp *	1,100	59
Myriad Genetics Inc *	14,226	109
Natera Inc *	19,700	4,705
National HealthCare Corp	1,994	272
National Research Corp, Cl A	3,212	55
Neogen Corp *	35,012	209
NeoGenomics Inc *	18,300	221
Neurocrine Biosciences Inc *	14,600	2,222
Neurogene Inc *	1,700	36
Neuronetics Inc *	4,400	7
NeuroPace Inc *	3,600	59
Nkarta Inc *	7,474	14
Novavax Inc *	23,268	164
Novocure Ltd *	15,700	201
Nurix Therapeutics Inc *	10,000	177
Nutex Health Inc *	500	58
Nuvalent Inc, Cl A *	7,300	798
Nuvation Bio Inc *	34,000	273
Nuvectis Pharma Inc *	1,900	12
Ocular Therapeutix Inc *	29,700	361
Olema Pharmaceuticals Inc *	10,700	303
Omeros Corp *	14,600	141
OmniAb Inc, Cl W *	16,797	30
Omnicell Inc *	7,612	278
Oncology Institute Inc/The *	7,600	24
OPKO Health Inc *	53,584	73
OptimizeRx Corp *	3,000	46
Option Care Health Inc *	23,927	744
OraSure Technologies Inc *	16,939	40
Organogenesis Holdings Inc, Cl A *	12,321	64
Organon & Co	40,800	315
ORIC Pharmaceuticals Inc *	6,200	74
Orthofix Medical Inc *	6,953	112
OrthoPediatrics Corp *	2,800	52
Oruka Therapeutics Inc *	4,100	123
Outset Medical Inc *	2,600	12
Owens & Minor Inc *	11,239	31
Pacific Biosciences of California Inc *	46,800	109
Pacira BioSciences Inc *	6,545	154
PACS Group Inc *	7,000	234
Pediatrix Medical Group Inc *	13,756	331
Pennant Group Inc/The *	4,268	118
Penumbra Inc *	5,600	1,642
Perrigo Co PLC	21,400	286
Personalis Inc *	7,500	80
Perspective Therapeutics Inc *	7,700	18
Phathom Pharmaceuticals Inc *	5,900	92

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Phibro Animal Health Corp, Cl A	4,100	$172
Phreesia Inc *	8,400	172
Pieris Pharmaceuticals Inc *	800	82
Praxis Precision Medicines Inc *	3,300	648
Precigen Inc *	21,300	82
Prestige Consumer Healthcare Inc *	7,779	463
Prime Medicine Inc *	7,800	30
Privia Health Group Inc *	16,800	409
PROCEPT BioRobotics Corp *	7,500	238
Pro-Dex Inc *	300	11
Progyny Inc *	11,700	309
Protagonist Therapeutics Inc *	8,600	774
Protalix BioTherapeutics Inc *	10,200	18
PTC Therapeutics Inc *	11,800	1,015
Pulmonx Corp *	6,600	11
Pulse Biosciences Inc *	4,500	62
Puma Biotechnology Inc *	4,200	21
Qiagen NV	32,992	1,575
Quanterix Corp *	7,000	51
Quantum-Si Inc *	21,500	30
QuidelOrtho Corp *	10,271	281
RadNet Inc *	9,800	811
Rapport Therapeutics Inc *	1,800	53
Recursion Pharmaceuticals Inc, Cl A *	50,600	234
REGENXBIO Inc *	9,300	125
Relay Therapeutics Inc *	15,500	123
Repligen Corp *	7,922	1,355
Replimune Group Inc, Cl Rights *	7,600	76
REVOLUTION Medicines Inc *	25,603	1,991
Rezolute Inc *	10,000	97
Rhythm Pharmaceuticals Inc *	8,000	873
Rigel Pharmaceuticals Inc *	3,605	182
Rocket Pharmaceuticals Inc *	11,300	39
Roivant Sciences Ltd *	57,100	1,188
Royalty Pharma PLC, Cl A	56,400	2,257
RxSight Inc *	5,600	64
Sana Biotechnology Inc *	18,300	79
SANUWAVE Health Inc *	1,000	34
Sarepta Therapeutics Inc *	14,400	307
Savara Inc *	24,200	152
Scholar Rock Holding Corp *	12,100	533
Schrodinger Inc/United States *	9,700	170
Select Medical Holdings Corp	15,765	244
SELLAS Life Sciences Group Inc *	10,700	17
Semler Scientific Inc *	1,000	22
Septerna Inc *	3,800	110
SI-BONE Inc *	7,300	142
SIGA Technologies Inc	10,000	61
Sight Sciences Inc *	2,400	20
Simulations Plus Inc *	1,700	29
Sionna Therapeutics Inc *	1,400	61
Soleno Therapeutics Inc *	6,000	303
Solid Biosciences Inc *	9,800	53

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2025

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Sotera Health Co *	33,424	$584
Spyre Therapeutics Inc *	9,000	270
STAAR Surgical Co *	7,378	196
Standard BioTools Inc *	49,600	74
Stoke Therapeutics Inc *	5,600	173
Summit Therapeutics Inc *	17,600	315
Supernus Pharmaceuticals Inc *	8,700	397
Surgery Partners Inc *	12,000	205
Syndax Pharmaceuticals Inc *	11,200	222
Tactile Systems Technology Inc *	4,900	126
Talkspace Inc *	20,200	68
Tandem Diabetes Care Inc *	9,200	193
Tango Therapeutics Inc *	10,600	116
Tarsus Pharmaceuticals Inc *	6,000	480
Taysha Gene Therapies Inc *	26,300	125
Tectonic Therapeutic Inc *	1,300	28
Teladoc Health Inc *	28,340	215
Teleflex Inc	6,500	744
Tempus AI Inc, Cl A *	12,400	966
Tenet Healthcare Corp *	13,000	2,819
Terns Pharmaceuticals Inc *	15,600	438
TG Therapeutics Inc *	20,800	692
Theravance Biopharma Inc *	6,045	123
Tonix Pharmaceuticals Holding Corp *	1,100	18
TransMedics Group Inc *	4,900	717
Travere Therapeutics Inc *	12,700	450
Treace Medical Concepts Inc *	6,200	18
Trevi Therapeutics Inc *	16,200	214
TruBridge Inc *	800	18
Twist Bioscience Corp *	8,200	262
Tyra Biosciences Inc *	2,600	59
UFP Technologies Inc *	1,200	272
Ultragenyx Pharmaceutical Inc *	13,000	452
United Therapeutics Corp *	6,664	3,239
Upstream Bio Inc *	5,200	149
UroGen Pharma Ltd *	5,900	170
US Physical Therapy Inc	1,926	142
Utah Medical Products Inc	700	39
Vanda Pharmaceuticals Inc *	11,800	63
Varex Imaging Corp *	6,300	73
Vaxcyte Inc *	17,700	878
Veeva Systems Inc, Cl A *	22,093	5,309
Vera Therapeutics Inc, Cl A *	7,300	246
Veracyte Inc *	12,300	582
Verastem Inc *	3,000	32
Vericel Corp *	8,000	322
Viemed Healthcare Inc *	1,000	7
Viking Therapeutics Inc *	15,900	585
Vir Biotechnology Inc *	13,100	84
Viridian Therapeutics Inc *	10,300	329
Voyager Therapeutics Inc *	10,800	44
WaVe Life Sciences Ltd *	15,300	119
Waystar Holding Corp *	16,400	605

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Xencor Inc *	10,000	$173
Xeris Biopharma Holdings Inc *	26,300	189
XOMA Royalty Corp *	1,400	45
Zenas Biopharma Inc *	1,500	58
Zevra Therapeutics Inc *	11,000	93
Zymeworks Inc *	9,000	240
		154,995

Industrials — 17.9%
3D Systems Corp *	21,347	44
AAON Inc	10,075	942
AAR Corp *	5,029	418
ABM Industries Inc	8,455	364
ACCO Brands Corp	8,129	28
Acuity Brands Inc	4,725	1,731
Acuren Corporation *	24,618	239
ACV Auctions Inc, Cl A *	24,200	190
Advanced Drainage Systems Inc	10,500	1,600
AECOM	19,648	2,026
AeroVironment Inc *	4,725	1,320
AerSale Corp *	7,700	50
AGCO Corp	9,423	998
Air Lease Corp, Cl A	16,431	1,050
Alamo Group Inc	1,535	246
Alaska Air Group Inc *	16,700	716
Albany International Corp, Cl A	4,898	234
Alight Inc, Cl A	60,400	140
Allegiant Travel Co, Cl A *	2,050	156
Allient Inc	2,650	143
Allison Transmission Holdings Inc	12,476	1,106
Alta Equipment Group Inc	4,403	21
Amentum Holdings Inc *	24,400	699
Ameresco Inc, Cl A *	5,279	183
American Airlines Group Inc *	99,500	1,398
American Superconductor Corp *	7,000	218
American Woodmark Corp *	2,284	126
Amprius Technologies Inc *	13,900	157
API Group Corp *	55,300	2,188
Apogee Enterprises Inc	2,911	106
Applied Industrial Technologies Inc	5,661	1,465
ArcBest Corp	3,490	224
Archer Aviation Inc, Cl A *	98,800	770
Arcosa Inc	7,413	790
Argan Inc	2,079	822
Armstrong World Industries Inc	6,277	1,191
Array Technologies Inc *	23,387	176
Astec Industries Inc	2,763	122
Astronics Corp *	1,774	97
Astronics Corp, Cl B *	2,395	130
Asure Software Inc *	1,400	11
ATI Inc *	21,100	2,127
Atkore Inc	4,700	315
Atmus Filtration Technologies Inc	11,900	602
Avis Budget Group Inc *	2,660	361

SEI Institutional Investments Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
AZZ Inc	4,496	$474
Barrett Business Services Inc	3,236	114
BlackSky Technology Inc, Cl A *	4,600	82
Bloom Energy Corp, Cl A *	31,700	3,463
Blue Bird Corp *	4,392	229
BlueLinx Holdings Inc *	1,000	62
Boise Cascade Co	5,970	455
Booz Allen Hamilton Holding Corp, Cl A	18,065	1,508
Bowman Consulting Group Ltd, Cl A *	1,200	43
BrightView Holdings Inc *	9,600	121
Brink's Co/The	6,206	697
BWX Technologies Inc	13,724	2,455
Byrna Technologies Inc *	3,400	62
CACI International Inc, Cl A *	3,232	1,994
Cadre Holdings Inc	3,700	158
Carlisle Cos Inc	6,377	2,028
Carpenter Technology Corp	7,201	2,294
Casella Waste Systems Inc, Cl A *	9,291	896
CBIZ Inc *	7,645	372
CECO Environmental Corp *	3,900	203
Centuri Holdings Inc *	11,600	261
Chart Industries Inc *	6,672	1,361
Clarivate PLC *	54,900	206
Clean Harbors Inc *	7,476	1,701
CNH Industrial NV	131,500	1,240
Columbus McKinnon Corp/NY	3,665	60
Comfort Systems USA Inc	5,191	5,071
Complete Solaria Inc *	7,400	13
CompX International Inc	400	9
Concentrix Corp	7,081	256
Concrete Pumping Holdings Inc	3,900	25
Conduent Inc *	15,000	29
Construction Partners Inc, Cl A *	7,100	774
Core & Main Inc, Cl A *	28,600	1,383
CoreCivic Inc *‡	15,702	283
Covenant Logistics Group Inc, Cl A	2,800	56
CRA International Inc	905	160
Crane Co	7,429	1,361
CSG Systems International Inc	3,617	285
CSW Industrials Inc	2,500	680
Curtiss-Wright Corp	5,738	3,238
Custom Truck One Source Inc *	11,100	71
Deluxe Corp	5,254	107
Distribution Solutions Group Inc *	400	11
DNOW Inc *	30,406	424
Donaldson Co Inc	17,946	1,613
Douglas Dynamics Inc	4,322	140
Ducommun Inc *	2,400	220
DXP Enterprises Inc/TX *	2,162	203
Dycom Industries Inc *	4,207	1,521
Energy Recovery Inc *	10,300	149
Enerpac Tool Group Corp, Cl A	7,542	286
EnerSys	5,483	785

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Ennis Inc	5,288	$92
Enovix Corp *	27,300	213
Enpro Inc	3,268	728
Enviri Corp *	13,828	254
Eos Energy Enterprises Inc *	46,600	701
Esab Corp	8,462	950
ESCO Technologies Inc	3,977	847
Eve Holding Inc *	7,600	30
Everus Construction Group *	7,658	704
ExlService Holdings Inc *	23,815	946
Exponent Inc	7,272	526
Federal Signal Corp	8,947	1,020
Ferguson Enterprises Inc	29,300	7,374
First Advantage Corp *	10,516	146
Flowserve Corp	19,600	1,398
Fluence Energy Inc, Cl A *	9,400	185
Fluor Corp *	24,300	1,043
Forrester Research Inc *	2,464	18
Fortune Brands Innovations Inc	18,200	940
Forward Air Corp *	2,918	67
Franklin Covey Co *	1,404	22
Franklin Electric Co Inc	5,981	569
Frontier Group Holdings Inc *	9,200	42
FTAI Aviation Ltd	15,200	2,633
FTAI Infrastructure Inc	19,500	83
FTI Consulting Inc *	4,568	745
Gates Industrial Corp PLC *	38,500	876
GATX Corp	5,152	824
Genco Shipping & Trading Ltd	3,100	59
Genpact Ltd	24,250	1,068
GEO Group Inc/The *	20,485	323
Gibraltar Industries Inc *	4,260	213
Global Industrial Co	2,900	83
Gorman-Rupp Co/The	3,377	157
Graco Inc	25,505	2,103
Graham Corp *	1,700	98
Granite Construction Inc	6,534	703
Great Lakes Dredge & Dock Corp *	8,180	104
Greenbrier Cos Inc/The	5,023	223
Griffon Corp	5,537	415
GXO Logistics Inc *	16,590	842
Hayward Holdings Inc *	29,900	492
Healthcare Services Group Inc *	12,139	228
Heartland Express Inc	9,772	77
HEICO Corp	6,418	2,034
HEICO Corp, Cl A	11,482	2,836
Heidrick & Struggles International Inc	3,652	215
Helios Technologies Inc	4,277	231
Herc Holdings Inc	4,678	628
Hertz Global Holdings Inc *	16,700	88
Hexcel Corp	11,698	892
Hillenbrand Inc	11,580	369
Hillman Solutions Corp *	30,200	264

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2025

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
HNI Corp	6,262	$260
Hub Group Inc, Cl A	8,824	340
Hudson Technologies Inc *	5,300	36
Huron Consulting Group Inc *	2,411	397
Hyliion Holdings Corp *	27,400	52
Hyster-Yale Inc	2,002	58
IBEX Holdings Ltd *	1,200	42
ICF International Inc	2,668	208
IES Holdings Inc *	1,300	544
Innodata Inc *	4,500	259
Insperity Inc	5,724	202
Insteel Industries Inc	2,141	65
Interface Inc, Cl A	7,545	211
Intuitive Machines Inc *	16,300	155
ITT Inc	11,563	2,129
Janus International Group Inc *	23,300	145
JELD-WEN Holding Inc *	14,300	38
JetBlue Airways Corp *	50,381	230
Joby Aviation Inc *	69,200	999
John Bean Technologies Corp	8,031	1,129
Kadant Inc	1,725	480
Karat Packaging Inc	1,000	22
Karman Holdings Inc *	4,400	295
KBR Inc	19,345	797
Kelly Services Inc, Cl A	3,895	34
Kennametal Inc	13,014	360
Kforce Inc	3,237	95
Kirby Corp *	8,326	945
Knight-Swift Transportation Holdings Inc, Cl A	23,227	1,064
Korn Ferry	7,458	491
Kratos Defense & Security Solutions Inc *	24,416	1,858
KULR Technology Group Inc *	5,000	16
L B Foster Co, Cl A *	600	16
Landstar System Inc	5,044	660
Legalzoom.com Inc *	19,200	179
Leonardo DRS Inc	11,400	390
Limbach Holdings Inc *	1,600	113
Lincoln Electric Holdings Inc	8,133	1,947
Lindsay Corp	1,827	210
Liquidity Services Inc *	3,922	118
Loar Holdings Inc *	6,400	438
LSI Industries Inc	2,300	42
Lyft Inc, Cl A *	60,000	1,262
Manitowoc Co Inc/The *	5,987	68
ManpowerGroup Inc	7,756	223
Marten Transport Ltd	7,529	77
MasTec Inc *	9,182	1,964
Masterbrand Inc *	17,600	195
Matrix Service Co *	4,300	50
Matson Inc	4,952	540
Maximus Inc	8,116	699
McGrath RentCorp	3,848	397

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Mercury Systems Inc *	8,023	$561
Microvast Holdings Inc *	29,700	105
Middleby Corp/The *	7,625	901
Miller Industries Inc/TN	1,011	39
MillerKnoll Inc	10,207	162
Modine Manufacturing Co *	7,774	1,260
Montrose Environmental Group Inc *	5,200	133
Moog Inc, Cl A	4,224	970
MSA Safety Inc	5,544	894
MSC Industrial Direct Co Inc, Cl A	6,603	587
Mueller Industries Inc	16,316	1,793
Mueller Water Products Inc, Cl A	24,112	584
MYR Group Inc *	2,379	534
NANO Nuclear Energy Inc *	4,400	144
National Presto Industries Inc	1,091	102
Newpark Resources Inc *	9,420	116
NEXTracker Inc, Cl A *	21,300	1,952
NL Industries Inc	2,000	11
Northwest Pipe Co *	2,200	129
NuScale Power Corp *	18,900	378
nVent Electric PLC	24,500	2,628
Omega Flex Inc	600	16
OPENLANE Inc *	16,029	408
Orion Group Holdings Inc *	5,000	50
Oshkosh Corp	9,717	1,246
Owens Corning	12,560	1,422
Palladyne AI Corp *	3,600	21
Pangaea Logistics Solutions Ltd	2,100	15
Park Aerospace Corp	782	15
Parsons Corp *	7,900	669
Paylocity Holding Corp *	6,900	1,017
Pitney Bowes Inc	26,400	260
Planet Labs PBC *	31,600	376
Plug Power Inc *	151,300	304
Powell Industries Inc	1,364	441
Power Solutions International Inc *	1,000	54
Preformed Line Products Co	190	39
Primoris Services Corp	8,047	1,018
Proto Labs Inc *	4,199	213
Quad/Graphics Inc, Cl A	6,600	38
Quanex Building Products Corp	8,065	105
QXO Inc *	92,500	1,733
Radiant Logistics Inc *	500	3
Ralliant Corp	17,000	839
RBC Bearings Inc *	4,595	2,045
Redwire Corp *	5,000	28
Regal Rexnord Corp	9,938	1,451
Resideo Technologies Inc *	20,900	689
RESOLUTE HOLDINGS MANAG *	516	92
Resources Connection Inc	6,981	34
REV Group Inc	7,000	373
Richtech Robotics Inc, Cl B *	9,100	32
Robert Half Inc	14,400	389

SEI Institutional Investments Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Rocket Lab Corp *	61,800	$2,604
Rush Enterprises Inc, Cl A	9,347	487
Rush Enterprises Inc, Cl B	1,050	56
RXO Inc *	24,590	325
Ryder System Inc	6,200	1,074
Saia Inc *	3,992	1,124
Satellogic Inc, Cl A *	9,600	16
Schneider National Inc, Cl B	7,000	158
Science Applications International Corp	7,076	610
Sensata Technologies Holding PLC	22,800	731
Shoals Technologies Group Inc, Cl A *	26,000	218
Simpson Manufacturing Co Inc	6,143	1,028
SiteOne Landscape Supply Inc *	6,700	900
Sky Harbour Group Corp, Cl A *	1,700	16
SkyWest Inc *	6,022	611
Spire Global Inc *	5,000	41
Spirit AeroSystems Holdings Inc, Cl A *	16,775	616
SPX Technologies Inc *	7,194	1,547
SS&C Technologies Holdings Inc	32,318	2,777
Standardaero Inc *	21,000	549
Standex International Corp	1,629	399
Steelcase Inc, Cl A	14,757	240
Sterling Infrastructure Inc *	4,500	1,549
Sun Country Airlines Holdings Inc *	4,900	67
Sunrun Inc *	31,610	640
Tecnoglass Inc	3,700	184
Tennant Co	2,338	171
Terex Corp	8,970	415
Tetra Tech Inc	39,410	1,369
Thermon Group Holdings Inc *	4,182	147
Timken Co/The	9,409	766
Titan International Inc *	8,800	71
Titan Machinery Inc *	4,312	80
Toro Co/The	14,900	1,039
Transcat Inc *	1,600	90
TransUnion	29,094	2,474
Trex Co Inc *	15,760	551
TriNet Group Inc	4,151	243
Trinity Industries Inc	11,442	303
TrueBlue Inc *	8,328	41
TTEC Holdings Inc *	4,227	14
Tutor Perini Corp *	6,551	449
UFP Industries Inc	8,865	824
U-Haul Holding Co *	900	47
U-Haul Holding Co, Cl B	15,300	736
UniFirst Corp/MA	2,340	404
Universal Logistics Holdings Inc	1,900	29
Upwork Inc *	18,600	367
V2X Inc *	2,479	136
Valmont Industries Inc	3,014	1,245
Verra Mobility Corp, Cl A *	24,600	537
Vertiv Holdings Co, Cl A	57,000	10,245
Vestis Corp	18,250	118

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Vicor Corp *	3,600	$322
Voyager Technologies Inc, Cl A *	2,900	65
VSE Corp	3,600	649
Wabash National Corp	8,041	68
Watsco Inc	5,259	1,822
Watts Water Technologies Inc, Cl A	4,156	1,147
Werner Enterprises Inc	8,990	230
WESCO International Inc	7,165	1,916
Willdan Group Inc *	2,400	242
Willis Lease Finance Corp	400	49
WillScot Holdings Corp, Cl A	26,811	530
Woodward Inc	8,942	2,683
Worthington Enterprises Inc	4,302	236
Xometry Inc, Cl A *	7,000	409
XPO Inc *	17,090	2,428
Zurn Elkay Water Solutions Corp	22,126	1,055
		216,744

Information Technology — 16.0%
8x8 Inc *	25,314	49
908 Devices Inc *	5,300	34
A10 Networks Inc	12,200	210
ACI Worldwide Inc *	15,312	718
ACM Research Inc, Cl A *	7,200	241
Adeia Inc	17,150	212
ADTRAN Holdings Inc *	7,297	58
Advanced Energy Industries Inc	5,719	1,208
Aehr Test Systems *	5,100	117
Aeluma Inc *	1,100	15
Aeva Technologies Inc *	4,560	51
Agilysys Inc *	3,700	455
Airship AI Holdings Inc *	2,500	9
Alarm.com Holdings Inc *	7,600	395
Alkami Technology Inc *	9,400	200
Alpha & Omega Semiconductor Ltd *	3,400	69
Ambarella Inc *	5,745	426
Amdocs Ltd	16,168	1,237
Amkor Technology Inc	16,338	595
Amplitude Inc, Cl A *	13,700	141
Appfolio Inc, Cl A *	3,300	753
Appian Corp, Cl A *	6,000	242
Applied Digital Corp *	30,600	829
Applied Optoelectronics Inc *	8,000	214
Arlo Technologies Inc *	13,952	202
Arrow Electronics Inc *	7,725	834
Arteris Inc *	2,200	32
Asana Inc, Cl A *	13,000	167
ASGN Inc *	6,569	296
Astera Labs Inc *	18,900	2,978
Atlassian Corp, Cl A *	24,141	3,610
Atomera Inc *	3,500	9
Aurora Innovation Inc, Cl A *	159,300	667
AvePoint Inc *	20,900	272
Aviat Networks Inc *	2,100	46

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2025

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Avnet Inc	12,299	$584
Axcelis Technologies Inc *	5,150	426
Backblaze Inc, Cl A *	8,000	38
Badger Meter Inc	4,424	790
Bel Fuse Inc, Cl B	1,400	216
Belden Inc	5,723	649
Benchmark Electronics Inc	4,730	213
Bentley Systems Inc, Cl B	23,500	986
BigBear.ai Holdings Inc *	43,200	274
BigCommerce Holdings Inc *	14,700	67
BILL Holdings Inc *	13,877	696
Bit Digital Inc *	50,600	120
Bitdeer Technologies Group, Cl A *	13,400	180
BK Technologies Corp *	400	26
Blackbaud Inc *	5,855	330
BlackLine Inc *	7,900	450
Blend Labs Inc, Cl A *	38,000	120
Box Inc, Cl A *	20,200	597
Braze Inc, Cl A *	11,100	319
BurTech Acquisition Corp, Cl A *	1,400	3
C3.ai Inc, Cl A *	16,600	240
Calix Inc *	8,345	461
CCC Intelligent Solutions Holdings Inc *	83,600	623
Cerence Inc *	6,710	74
CEVA Inc *	4,538	98
Ciena Corp *	21,486	4,388
Cipher Mining Inc *	38,800	790
Circle Internet Group Inc *	7,100	567
Cirrus Logic Inc *	7,595	914
Cleanspark Inc *	40,900	618
Clear Secure Inc, Cl A	12,600	447
Clearfield Inc *	2,600	76
Clearwater Analytics Holdings Inc, Cl A *	36,758	811
Climb Global Solutions Inc	700	71
Cloudflare Inc, Cl A *	46,700	9,350
Cognex Corp	25,616	976
Coherent Corp *	22,901	3,762
Cohu Inc *	7,536	183
CommScope Holding Co Inc *	31,200	616
CommVault Systems Inc *	6,584	813
CompoSecure Inc, Cl A *	5,700	113
Confluent Inc, Cl A *	41,700	928
Consensus Cloud Solutions Inc *	3,585	78
Core Scientific Inc *	41,200	696
Corsair Gaming Inc *	6,200	40
Crane NXT Co	7,629	429
Credo Technology Group Holding Ltd *	22,000	3,907
CS Disco Inc *	5,000	36
CTS Corp	4,045	171
Daily Journal Corp *	200	92
Daktronics Inc *	4,900	93
Diebold Nixdorf Inc *	4,200	271
Digi International Inc *	5,701	238

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Digimarc Corp *	2,876	$23
Digital Turbine Inc *	17,000	81
DigitalOcean Holdings Inc *	10,200	454
Diodes Inc *	7,142	330
DocuSign Inc, Cl A *	30,280	2,100
Dolby Laboratories Inc, Cl A	8,804	594
Domo Inc, Cl B *	6,432	74
Dropbox Inc, Cl A *	26,900	804
DXC Technology Co *	26,300	347
Dynatrace Inc *	43,300	1,929
Eastman Kodak Co *	9,600	73
eGain Corp *	4,900	51
Elastic NV *	13,800	973
Enphase Energy Inc *	19,400	560
Entegris Inc	22,530	1,738
ePlus Inc	4,276	383
EverCommerce Inc *	300	3
Evolv Technologies Holdings Inc *	18,900	121
Expensify Inc, Cl A *	6,100	9
Extreme Networks Inc *	18,487	324
Fastly Inc, Cl A *	21,500	251
Five9 Inc *	11,600	227
Flex Ltd *	55,600	3,286
FormFactor Inc *	12,019	661
Frequency Electronics Inc *	700	20
Freshworks Inc, Cl A *	32,100	390
Gitlab Inc, Cl A *	19,800	813
GlobalFoundries Inc *	14,900	534
Globant SA *	6,400	407
Grid Dynamics Holdings Inc *	11,000	96
Guidewire Software Inc *	12,469	2,693
Hackett Group Inc/The	3,700	68
Harmonic Inc *	16,994	162
HubSpot Inc *	7,573	2,782
I3 Verticals Inc, Cl A *	4,600	109
Ichor Holdings Ltd *	5,400	91
Immersion Corp	5,700	41
Impinj Inc *	3,900	670
Information Services Group Inc	8,000	43
Ingram Micro Holding Corp	2,900	62
Insight Enterprises Inc *	4,298	372
Intapp Inc *	8,300	358
InterDigital Inc	3,817	1,366
IonQ Inc *	40,700	2,006
IPG Photonics Corp *	3,800	303
Itron Inc *	6,811	675
Jamf Holding Corp *	11,400	147
Kaltura Inc *	7,600	11
Kimball Electronics Inc *	4,593	133
Knowles Corp *	11,200	252
Kopin Corp *	17,100	42
Kyndryl Holdings Inc *	34,800	899
Lattice Semiconductor Corp *	20,162	1,416

SEI Institutional Investments Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Life360 Inc *	2,400	$191
Littelfuse Inc	3,631	930
LiveRamp Holdings Inc *	10,174	294
Lumentum Holdings Inc *	10,370	3,372
MACOM Technology Solutions Holdings Inc *	9,525	1,667
Manhattan Associates Inc *	8,880	1,567
MARA Holdings Inc *	53,400	631
Marvell Technology Inc	130,612	11,677
MaxLinear Inc, Cl A *	13,444	209
Methode Electronics Inc	6,784	51
MicroStrategy Inc, Cl A *	39,530	7,004
MicroVision Inc *	35,100	33
Mirion Technologies Inc, Cl A *	36,800	958
Mitek Systems Inc *	9,100	81
MKS Instruments Inc	10,123	1,583
MongoDB Inc, Cl A *	11,800	3,922
N-able Inc/US *	11,350	82
Napco Security Technologies Inc	5,600	226
Navitas Semiconductor Corp, Cl A *	20,200	177
nCino Inc *	14,800	366
NCR Voyix Corp *	19,983	202
Neonode Inc *	1,500	3
NETGEAR Inc *	3,492	92
NetScout Systems Inc *	9,558	257
NextNav Inc *	13,200	188
nLight Inc *	6,200	218
Novanta Inc *	5,462	621
Nutanix Inc, Cl A *	39,200	1,874
NVE Corp	900	58
Okta Inc, Cl A *	24,804	1,992
ON24 Inc *	6,100	35
OneSpan Inc	3,002	37
Onto Innovation Inc *	7,372	1,055
Ooma Inc *	5,400	61
OSI Systems Inc *	2,368	641
Ouster Inc *	7,100	163
Pagaya Technologies Ltd, Cl A *	6,600	165
PagerDuty Inc *	13,915	167
PAR Technology Corp *	5,800	200
PC Connection Inc	1,631	95
PDF Solutions Inc *	5,153	140
Pegasystems Inc	13,072	716
Photronics Inc *	9,129	209
Plexus Corp *	4,128	590
Porch Group Inc *	11,700	113
Power Integrations Inc	8,378	281
Powerfleet Inc NJ *	14,900	74
Procore Technologies Inc *	17,100	1,266
Progress Software Corp *	6,658	276
PROS Holdings Inc *	6,599	153
Pure Storage Inc, Cl A *	46,400	4,128
Q2 Holdings Inc *	9,300	671
Qorvo Inc *	12,500	1,074

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Qualys Inc *	5,400	$761
Quantum Computing Inc *	20,300	237
Rackspace Technology Inc *	11,600	12
Rambus Inc *	16,210	1,549
Rapid7 Inc *	9,700	152
Red Cat Holdings Inc *	11,200	83
Red Violet Inc	1,500	81
ReposiTrak Inc	3,400	46
Rezolve AI Ltd *	25,300	77
Ribbon Communications Inc *	13,520	39
Rigetti Computing Inc *	46,700	1,194
Rimini Street Inc *	10,000	38
RingCentral Inc, Cl A *	10,900	308
Riot Platforms Inc *	49,900	805
Rogers Corp *	3,093	259
Rubrik Inc, Cl A *	17,600	1,220
Sailpoint Inc *	9,100	168
Samsara Inc, Cl A *	40,400	1,536
Sanmina Corp *	7,766	1,213
ScanSource Inc *	3,396	140
SEMrush Holdings Inc, Cl A *	6,100	72
Semtech Corp *	12,975	962
SentinelOne Inc, Cl A *	44,500	721
Silicon Laboratories Inc *	4,982	636
SiTime Corp *	3,100	923
SkyWater Technology Inc *	3,100	48
SMART Global Holdings Inc *	8,600	174
Snowflake Inc, Cl A *	47,200	11,859
SoundHound AI Inc, Cl A *	54,800	660
SoundThinking Inc *	1,400	9
Sprinklr Inc, Cl A *	17,700	128
Sprout Social Inc, Cl A *	8,600	86
SPS Commerce Inc *	5,658	471
Synaptics Inc *	5,887	403
TD SYNNEX Corp	11,581	1,766
Telos Corp *	4,900	28
Tenable Holdings Inc *	18,100	480
Teradata Corp *	14,700	421
Terawulf Inc *	42,900	665
TSS Inc/MD *	2,700	26
TTM Technologies Inc *	14,987	1,052
Tucows Inc, Cl A *	2,200	48
Turtle Beach Corp *	2,800	39
Twilio Inc, Cl A *	21,642	2,807
Ubiquiti Inc	600	350
UiPath Inc, Cl A *	58,100	805
Ultra Clean Holdings Inc *	6,352	161
Unisys Corp *	15,183	41
Unity Software Inc *	47,700	2,028
Universal Display Corp	6,551	779
Varonis Systems Inc, Cl B *	16,700	552
Veeco Instruments Inc *	9,110	266
Vertex Inc, Cl A *	9,300	183

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2025

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Viant Technology Inc, Cl A *	2,600	$28
Viasat Inc *	17,756	610
Viavi Solutions Inc *	33,400	599
Vishay Intertechnology Inc	19,817	271
Vishay Precision Group Inc *	564	19
Vontier Corp	21,700	787
Vuzix Corp *	8,200	22
Weave Communications Inc *	7,300	47
Workiva Inc, Cl A *	7,500	694
Xerox Holdings Corp	18,000	50
Xperi Inc *	9,580	55
Yext Inc *	13,600	114
Zeta Global Holdings Corp, Cl A *	28,000	511
Zoom Video Communications Inc, Cl A *	40,021	3,400
Zscaler Inc *	14,600	3,672
		193,284

Materials — 4.4%
AdvanSix Inc	4,100	63
Alcoa Corp	39,300	1,640
Alpha Metallurgical Resources Inc *	1,800	287
American Battery Technology Co *	10,000	37
American Vanguard Corp *	6,799	32
AptarGroup Inc	10,266	1,281
Ardagh Metal Packaging SA	13,200	49
Arq Inc *	2,500	9
Ashland Inc	7,408	392
ASP Isotopes Inc *	10,400	65
Aspen Aerogels Inc *	9,600	31
Avient Corp	13,932	426
Axalta Coating Systems Ltd *	32,200	970
Balchem Corp	4,888	764
Cabot Corp	8,132	509
Celanese Corp, Cl A	16,500	687
Century Aluminum Co *	7,297	219
Chemours Co/The	24,200	310
Clearwater Paper Corp *	2,651	48
Cleveland-Cliffs Inc *	87,621	1,143
Coeur Mining Inc *	95,261	1,645
Commercial Metals Co	16,941	1,080
Compass Minerals International Inc *	4,740	90
Constellium SE, Cl A *	19,600	329
Contango ORE Inc *	800	19
CRH PLC	102,400	12,284
Crown Holdings Inc	17,851	1,729
Dakota Gold Corp *	12,800	60
Eagle Materials Inc	4,983	1,115
Eastman Chemical Co	17,100	1,062
Ecovyst Inc *	19,100	176
Element Solutions Inc	33,800	876
Ferroglobe PLC	17,800	79
Flotek Industries Inc *	2,000	29
FMC Corp	18,700	267
Glatfelter Corp *	5,000	71

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Graphic Packaging Holding Co	44,017	$712
Greif Inc, Cl A	3,419	224
Greif Inc, Cl B	1,200	85
Hawkins Inc	2,746	357
HB Fuller Co	8,633	503
Hecla Mining Co	90,768	1,527
Huntsman Corp	23,924	249
Idaho Strategic Resources Inc *	1,200	48
Ingevity Corp *	5,400	282
Innospec Inc	3,813	285
Intrepid Potash Inc *	1,860	47
Ivanhoe Electric Inc / US *	11,300	162
Kaiser Aluminum Corp	2,754	265
Knife River Corp *	8,083	605
Koppers Holdings Inc	2,573	76
Kronos Worldwide Inc	5,084	26
Louisiana-Pacific Corp	9,542	783
LSB Industries Inc *	8,300	74
Materion Corp	2,874	351
Mativ Holdings Inc	10,288	128
Metallus Inc *	5,104	86
Minerals Technologies Inc	4,124	242
MP Materials Corp *	19,200	1,189
Myers Industries Inc	7,018	127
Nanophase Technologies Corp *	4,100	9
NewMarket Corp	897	685
NioCorp Developments Ltd *	6,300	39
O-I Glass Inc *	24,300	328
Olin Corp	18,416	389
Olympic Steel Inc	1,927	75
PERIMETER SOLUTIONS INC *	19,300	538
Perpetua Resources Corp *	9,500	245
PureCycle Technologies Inc *	19,100	168
Quaker Chemical Corp	1,934	267
Ramaco Resources Inc, Cl A *	3,500	55
Ranpak Holdings Corp, Cl A *	8,300	41
Rayonier Advanced Materials Inc *	13,917	91
Reliance Inc	7,838	2,189
Royal Gold Inc	12,402	2,528
RPM International Inc	19,588	2,101
Ryerson Holding Corp	4,900	112
Scotts Miracle-Gro Co/The, Cl A	6,859	388
Sealed Air Corp	21,900	941
Sensient Technologies Corp	6,435	627
Silgan Holdings Inc	12,760	506
Sonoco Products Co	14,821	625
Stepan Co	2,825	128
SunCoke Energy Inc	9,446	62
Sylvamo Corp	4,700	223
Tredegar Corp *	5,341	42
TriMas Corp	3,976	135
Trinseo PLC	5,200	5
Tronox Holdings PLC	20,000	83

SEI Institutional Investments Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
United States Antimony Corp *	13,300	$81
United States Lime & Minerals Inc	1,500	182
US Gold Corp *	1,300	22
Valhi Inc	500	6
Warrior Met Coal Inc	8,200	642
Westlake Corp	5,310	355
Worthington Steel Inc	5,702	192
		53,411

Real Estate — 5.1%
Acadia Realty Trust ‡	18,339	377
Agree Realty Corp ‡	16,347	1,230
Alexander & Baldwin Inc ‡	10,291	161
Alexander's Inc ‡	188	40
American Assets Trust Inc ‡	7,791	152
American Healthcare REIT Inc ‡	24,000	1,219
American Homes 4 Rent, Cl A ‡	50,500	1,622
Americold Realty Trust Inc ‡	43,000	466
Anywhere Real Estate Inc *	19,002	271
Apartment Investment and Management Co, Cl A ‡	23,300	133
Apple Hospitality REIT Inc ‡	34,500	410
Armada Hoffler Properties Inc ‡	13,800	91
Braemar Hotels & Resorts Inc ‡	13,600	36
Brandywine Realty Trust ‡	18,539	64
Brixmor Property Group Inc ‡	45,600	1,192
Broadstone Net Lease Inc, Cl A ‡	29,800	524
BRT Apartments Corp ‡	2,400	35
CareTrust REIT Inc ‡	31,053	1,165
CBL & Associates Properties Inc ‡	3,700	124
Centerspace ‡	2,403	160
Chatham Lodging Trust ‡	2,635	18
City Office REIT Inc ‡	7,400	50
Clipper Realty Inc ‡	3,500	13
Community Healthcare Trust Inc ‡	4,000	62
Compass Inc, Cl A *	68,000	709
COPT Defense Properties ‡	16,030	493
Cousins Properties Inc ‡	24,445	630
CTO Realty Growth Inc ‡	3,154	57
CubeSmart ‡	34,122	1,270
Curbline Properties Corp ‡	15,602	374
Cushman & Wakefield Ltd *	32,600	546
DiamondRock Hospitality Co ‡	28,707	262
Diversified Healthcare Trust ‡	38,507	186
Douglas Elliman Inc *	7,300	19
Douglas Emmett Inc ‡	25,085	306
Easterly Government Properties Inc, Cl A ‡	5,040	110
EastGroup Properties Inc ‡	7,885	1,429
Elme Communities ‡	11,713	203
Empire State Realty Trust Inc, Cl A ‡	17,400	122
EPR Properties ‡	11,751	614
Equity LifeStyle Properties Inc ‡	28,764	1,808
Essential Properties Realty Trust Inc ‡	29,800	944
eXp World Holdings Inc	13,900	158

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Farmland Partners Inc ‡	3,700	$36
First Industrial Realty Trust Inc ‡	19,253	1,102
Forestar Group Inc *	3,867	99
Four Corners Property Trust Inc ‡	15,119	364
FrontView REIT Inc ‡	5,900	90
FRP Holdings Inc *	2,176	51
Gaming and Leisure Properties Inc ‡	41,931	1,825
Getty Realty Corp ‡	6,989	199
Gladstone Commercial Corp ‡	8,519	94
Gladstone Land Corp ‡	7,000	65
Global Medical REIT Inc ‡	2,540	84
Global Net Lease Inc ‡	33,062	271
Healthcare Realty Trust Inc, Cl A ‡	49,505	903
Highwoods Properties Inc ‡	16,368	455
Howard Hughes Holdings Inc *	5,017	449
Hudson Pacific Properties Inc *‡	47,670	94
Independence Realty Trust Inc ‡	37,801	648
Industrial Logistics Properties Trust ‡	10,700	59
Innovative Industrial Properties Inc, Cl A ‡	4,400	218
InvenTrust Properties Corp ‡	13,300	380
JBG SMITH Properties ‡	7,700	140
Jones Lang LaSalle Inc *	7,047	2,295
Kennedy-Wilson Holdings Inc	14,729	143
Kilroy Realty Corp ‡	17,743	761
Kite Realty Group Trust ‡	34,921	808
Lamar Advertising Co, Cl A ‡	12,997	1,721
Lineage Inc ‡	10,000	358
LTC Properties Inc ‡	6,117	223
LXP Industrial Trust ‡	9,038	438
Macerich Co/The ‡	39,545	687
Marcus & Millichap Inc	2,700	79
Medical Properties Trust Inc ‡	75,162	433
Millrose Properties	18,500	564
National Health Investors Inc ‡	7,264	577
National Storage Affiliates Trust ‡	10,400	306
NET Lease Office Properties ‡	2,895	85
NETSTREIT Corp ‡	15,600	286
Newmark Group Inc, Cl A	24,705	429
NexPoint Residential Trust Inc ‡	2,600	83
NNN REIT Inc ‡	27,943	1,155
Omega Healthcare Investors Inc ‡	43,157	1,982
One Liberty Properties Inc ‡	3,662	76
Outfront Media Inc ‡	22,208	523
Paramount Group Inc *‡	30,300	200
Park Hotels & Resorts Inc ‡	30,859	334
Peakstone Realty Trust ‡	5,500	75
Pebblebrook Hotel Trust ‡	19,625	223
Phillips Edison & Co Inc ‡	19,000	675
Piedmont Office Realty Trust Inc, Cl A ‡	20,266	177
Plymouth Industrial REIT Inc ‡	7,000	154
Postal Realty Trust Inc, Cl A ‡	2,600	40
PotlatchDeltic Corp ‡	10,842	436
Rayonier Inc ‡	24,420	542

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2025

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
RE/MAX Holdings Inc, Cl A *	4,200	$35
Rexford Industrial Realty Inc ‡	35,500	1,477
RLJ Lodging Trust ‡	21,954	166
RMR Group Inc/The, Cl A	1,070	16
Ryman Hospitality Properties Inc ‡	9,160	874
Sabra Health Care REIT Inc ‡	36,520	713
Safehold Inc ‡	6,727	93
Saul Centers Inc ‡	1,744	54
Seaport Entertainment Group Inc *	1,288	28
Service Properties Trust ‡	28,741	50
Sila Realty Trust Inc ‡	8,300	199
SITE Centers Corp ‡	7,801	57
SL Green Realty Corp ‡	10,383	489
SMARTSTOP SELF STORAGE REIT	4,200	137
St Joe Co/The	5,200	314
STAG Industrial Inc ‡	29,056	1,141
Stratus Properties Inc *	1,200	27
Summit Hotel Properties Inc ‡	10,629	57
Sun Communities Inc ‡	18,721	2,412
Sunstone Hotel Investors Inc ‡	24,638	231
Tanger Inc ‡	15,849	532
Tejon Ranch Co *	4,876	79
Terreno Realty Corp ‡	14,963	940
UMH Properties Inc ‡	12,600	191
Universal Health Realty Income Trust ‡	1,116	45
Urban Edge Properties ‡	19,700	379
Veris Residential Inc ‡	12,567	189
Vornado Realty Trust ‡	26,600	979
Whitestone REIT, Cl B ‡	8,077	107
WP Carey Inc ‡	32,200	2,169
Xenia Hotels & Resorts Inc ‡	13,400	187
Zillow Group Inc, Cl A *	7,091	513
Zillow Group Inc, Cl C *	24,997	1,859
		61,088

Utilities — 2.0%
ALLETE Inc	8,370	566
American States Water Co	5,774	426
Avista Corp	11,952	495
Black Hills Corp	10,802	797
Cadiz Inc *	4,900	27
California Water Service Group	9,041	410
Chesapeake Utilities Corp	3,115	433
Clearway Energy Inc, Cl A	4,500	154
Clearway Energy Inc, Cl C	12,500	458
Consolidated Water Co Ltd	3,100	106
Essential Utilities Inc	41,137	1,629
Genie Energy Ltd, Cl B	3,200	46
Global Water Resources Inc	2,800	24
Hallador Energy Co *	4,400	90
Hawaiian Electric Industries Inc *	27,658	325
IDACORP Inc, Cl Rights	8,124	1,071
MDU Resources Group Inc	30,532	651
MGE Energy Inc	5,314	440

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Middlesex Water Co	2,901	$149
Montauk Renewables Inc *	11,500	19
National Fuel Gas Co	13,688	1,129
New Jersey Resources Corp	15,594	750
Northwest Natural Holding Co	6,876	340
Northwestern Energy Group Inc	8,646	597
OGE Energy Corp	31,076	1,423
Oklo Inc, Cl A *	16,000	1,462
ONE Gas Inc	8,800	737
Ormat Technologies Inc	8,934	1,009
Otter Tail Corp	5,746	472
Portland General Electric Co	16,000	813
Pure Cycle Corp *	5,900	67
SJW Group	4,764	221
Southwest Gas Holdings Inc	9,641	801
Spire Inc	8,903	789
Talen Energy Corp *	6,800	2,681
TXNM Energy Inc	15,317	895
UGI Corp	32,396	1,281
Unitil Corp	1,758	88
York Water Co/The	2,952	96
		23,967
Total United States		1,117,280

Total Common Stock
(Cost $670,680) ($ Thousands)		1,184,679
	Number of Rights
RIGHTS — 0.0%
United States — 0.0%
GCI Liberty Inc, Cl R, Expires 12/20/2025 *	1,473	9
Novartis AG CVR *‡‡	10,960	5
Pfizer Inc CVR *‡‡	8,200	40
Tobira Therapeutics CVR, Expires 12/31/2028 *(A)	2,300	–
Total Rights
(Cost $—) ($ Thousands)		54

	Shares
REGISTERED INVESTMENT COMPANY — 0.0%
NexPoint Diversified Real Estate Trust	7,410	21
Total Registered Investment Company

(Cost $79) ($ Thousands)		21

SEI Institutional Investments Trust

Description	Shares	Market Value ($ Thousands)
CASH EQUIVALENT — 1.8%
SEI Daily Income Trust, Government Fund, Institutional Class
3.950%**†	21,795,970	$21,796
Total Cash Equivalent
(Cost $21,796) ($ Thousands)		21,796
Total Investments in Securities — 99.8%
(Cost $692,555) ($ Thousands)		$1,206,550

A list of the open futures contracts held by the Fund at November 30, 2025, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation(Thousands)
Long Contracts
Russell 2000 Index E-MINI	118	Dec-2025	$14,260	$14,781	$521
S&P 500 Index E-MINI	9	Dec-2025	3,034	3,087	53
S&P Mid Cap 400 Index E-MINI	16	Dec-2025	5,192	5,302	110
			$22,486	$23,170	$684

Percentages are based on Net Assets of $1,208,401 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of November 30, 2025.
‡	Real Estate Investment Trust.
‡‡	Expiration date not available.
†	Investment in Affiliated Security.
(A)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

The following is a summary of the level of inputs used as of November 30, 2025, in valuing the Fund's investments and other financial instruments carried at value ($ Thousands):
Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)(1)		Total ($)
Common Stock	1,184,656	23	–		1,184,679
Rights	54	–	–	^	54
Registered Investment Company	21	–	–		21
Cash Equivalent	21,796	–	–		21,796
Total Investments in Securities	1,206,527	23	–		1,206,550

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	684	–	–	684
Total Other Financial Instruments	684	–	–	684

*	Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

^ This category includes securities with a value of $—.

(1) A reconciliation of Level 3 instruments is presented when the Fund has a significant amount of Level 3 investments at the end of the period in relation to the net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2025

Extended Market Index Fund (Concluded)

The following is a summary of the Fund’s transactions with affiliates for the period ended November 30, 2025 ($ Thousands):

Security Description	Value 5/31/2025	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 11/30/2025	Income	Capital Gains
SEI Investments Co	$1,383	$135	$(126)	$—	$(81)	$1,311	$8	$—
SEI Daily Income Trust, Government Fund, Institutional Class	15,646	$88,620	(82,470)	$—	—	21,796	323	—
Totals	$17,029	$88,755	$(82,596)	$—	$(81)	$23,107	$331	$—

Amounts designated as “—” are either $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2025

Small Cap Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 97.6%

Communication Services — 2.6%
Advantage Solutions Inc *	42,241	$40
AMC Networks Inc, Cl A *	9,100	81
Anterix Inc *	6,160	127
ATN International Inc	4,002	84
CuriosityStream Inc	47,156	227
EchoStar Corp, Cl A *	1,850	136
EverQuote Inc, Cl A *	10,419	275
EW Scripps Co/The, Cl A *	22,788	96
Gambling.com Group Ltd *	17,037	97
Globalstar Inc *	2,762	168
Gogo Inc *	12,520	90
Gray Television Inc	18,360	90
IDT Corp, Cl B	1,160	58
IMAX Corp *	4,547	169
Match Group Inc	11,700	390
Millicom International Cellular SA	2,500	133
New York Times Co/The, Cl A	2,520	163
News Corp, Cl A	2,580	66
Newsmax Inc *	20,030	166
Nexstar Media Group Inc, Cl A	2,900	557
Nextdoor Holdings Inc *	45,170	79
Playstudios Inc *	113,786	73
Playtika Holding Corp	17,700	72
QuinStreet Inc *	3,040	42
Shutterstock Inc	5,100	106
Sphere Entertainment Co *	2,095	177
Spok Holdings Inc	13,115	174
Uniti Group Inc *	20,718	132
Webtoon Entertainment Inc *	9,500	132
Yelp Inc, Cl A *	10,040	290
ZoomInfo Technologies Inc, Cl A *	22,500	223

		4,713
Consumer Discretionary — 9.2%
Academy Sports & Outdoors Inc	6,900	333
ADT Inc	60,300	497
Adtalem Global Education Inc *	1,400	130
A-Mark Precious Metals Inc	1,350	39
American Axle & Manufacturing Holdings Inc *	34,051	224
American Public Education Inc *	2,434	85
America's Car-Mart Inc/TX *	3,374	73
Arhaus Inc, Cl A *	6,990	72
Asbury Automotive Group Inc *	470	109
AutoNation Inc *	1,380	292
Beyond Inc *	10,230	62
Biglari Holdings Inc, Cl B *	848	249
BJ's Restaurants Inc *	990	38
Bloomin' Brands Inc	15,700	111
Boot Barn Holdings Inc *	2,995	580
BorgWarner Inc	3,040	131
Boyd Gaming Corp	2,200	183

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Build-A-Bear Workshop Inc	9,527	$506
Citi Trends Inc *	9,707	440
Cricut Inc, Cl A	24,400	116
Crocs Inc *	3,100	263
Dillard's Inc, Cl A	386	259
Dine Brands Global Inc	3,200	100
El Pollo Loco Holdings Inc *	15,100	165
EVgo Inc, Cl A *	16,247	53
Figs Inc, Cl A *	12,156	119
Flexsteel Industries Inc	3,198	126
Garrett Motion Inc	39,914	660
GigaCloud Technology Inc, Cl A *	3,215	119
G-III Apparel Group Ltd *	14,600	426
Goodyear Tire & Rubber Co/The *	16,500	143
Graham Holdings Co, Cl B	99	109
Grand Canyon Education Inc *	720	113
Group 1 Automotive Inc	1,130	453
Groupon Inc, Cl A *	6,976	118
H&R Block Inc	6,680	281
Harley-Davidson Inc	6,700	164
Haverty Furniture Cos Inc	7,980	190
Holley Inc *	34,696	148
Hovnanian Enterprises Inc, Cl A *	493	65
Kohl's Corp	4,919	121
Laureate Education Inc, Cl A *	7,826	242
La-Z-Boy Inc	10,900	424
Lear Corp	350	38
Lindblad Expeditions Holdings Inc *	28,437	342
M/I Homes Inc *	1,300	179
Macy's Inc	2,710	61
Marriott Vacations Worldwide Corp	1,150	63
Mattel Inc *	16,900	357
McGraw Hill Inc *	27,090	475
Meritage Homes Corp	3,700	270
Motorcar Parts of America Inc *	6,056	80
Murphy USA Inc	345	133
Nathan's Famous Inc	1,090	100
National Vision Holdings Inc *	3,253	94
Ollie's Bargain Outlet Holdings Inc *	2,635	324
Penske Automotive Group Inc	630	102
Perdoceo Education Corp	9,290	260
Phinia Inc	8,500	460
PVH Corp	5,883	499
RealReal Inc/The *	21,131	306
Rocky Brands Inc	1,147	35
Rush Street Interactive Inc *	12,337	227
Sally Beauty Holdings Inc *	12,500	198
Savers Value Village Inc *	19,790	180
Shoe Carnival Inc	2,400	40
Signet Jewelers Ltd	4,900	491
Sonic Automotive Inc, Cl A	850	54
Strategic Education Inc	770	60
Sturm Ruger & Co Inc	1,340	40

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2025

Small Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Texas Roadhouse Inc, Cl A	860	$151
ThredUp Inc, Cl A *	8,783	66
Travel + Leisure Co	10,234	702
Tri Pointe Homes Inc *	17,400	594
Upbound Group Inc, Cl A	13,800	247
Visteon Corp	2,490	257
Wayfair Inc, Cl A *	1,801	199
Xponential Fitness Inc, Cl A *	10,974	73

		16,888
Consumer Staples — 3.0%
Albertsons Cos Inc, Cl A	7,250	133
Andersons Inc/The	940	48
B&G Foods Inc, Cl A	40,500	187
Calavo Growers Inc	1,790	37
Cal-Maine Foods Inc	1,040	87
Casey's General Stores Inc	1,503	857
Central Garden & Pet Co, Cl A *	11,047	342
Coca-Cola Consolidated Inc	450	73
Dole PLC	4,740	69
Energizer Holdings Inc	16,300	297
Fresh Del Monte Produce Inc	10,940	395
Herbalife Ltd *	15,300	195
HF Foods Group Inc *	32,559	82
Ingles Markets Inc, Cl A	3,350	258
Ingredion Inc	4,490	483
John B Sanfilippo & Son Inc	720	52
Lancaster Colony Corp	250	42
Lifeway Foods Inc *	6,166	153
Mission Produce Inc *	18,515	223
Natural Grocers by Vitamin Cottage Inc	1,780	49
Nature's Sunshine Products Inc *	1,180	24
Pilgrim's Pride Corp	2,000	76
PriceSmart Inc	620	76
Seaboard Corp	15	70
Seneca Foods Corp, Cl A *	440	53
Smithfield Foods Inc	1,490	32
Spectrum Brands Holdings Inc	2,700	160
Turning Point Brands Inc	1,353	136
United Natural Foods Inc *	1,600	60
Universal Corp/VA	1,380	73
USANA Health Sciences Inc *	650	13
Village Super Market Inc, Cl A	12,240	423
Vita Coco Co Inc/The *	2,702	144
Vital Farms Inc *	2,701	88
Weis Markets Inc	610	40

		5,530
Energy — 3.6%
Ardmore Shipping Corp	2,080	25
BKV Corp *	5,669	157
Borr Drilling Ltd	49,560	164
Centrus Energy Corp, Cl A *	202	52
Chord Energy Corp	3,400	319

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Civitas Resources Inc	6,800	$200
CONSOL Energy Inc	3,200	256
DHT Holdings Inc	33,420	436
Encore Energy Corp *	37,470	102
Excelerate Energy Inc, Cl A	16,416	461
Gevo Inc *	86,104	184
Gulfport Energy Corp *	1,390	309
HF Sinclair Corp	9,940	526
Innovex International Inc *	3,135	69
International Seaways Inc	540	29
Lightbridge Corp *	5,530	90
Matador Resources Co	12,300	522
NACCO Industries Inc, Cl A	1,320	64
National Energy Services Reunited Corp *	9,614	134
Navigator Holdings Ltd	8,940	160
NOV Inc	32,900	505
Par Pacific Holdings Inc *	4,158	190
Patterson-UTI Energy Inc	17,600	102
Peabody Energy Corp	9,500	259
SM Energy Co	6,000	114
Solaris Energy Infrastructure Inc, Cl A	3,180	152
Teekay Corp	29,074	282
Teekay Tankers Ltd, Cl A	1,230	71
TETRA Technologies Inc *	21,784	169
Uranium Energy Corp *	3,923	48
World Kinect Corp	20,340	472

		6,623
Financials — 20.1%
1st Source Corp	920	57
Abacus Life Inc *	63,030	418
Affiliated Managers Group Inc	2,484	668
AG Mortgage Investment Trust Inc ‡	53,233	435
Alerus Financial Corp	16,648	359
Amalgamated Financial Corp	6,460	190
American Coastal Insurance Corp	3,050	36
American Integrity Insurance Inc *	8,176	173
Ameris Bancorp	1,860	141
Arrow Financial Corp	770	23
Artisan Partners Asset Management Inc, Cl A	2,120	88
Associated Banc-Corp	16,400	431
Assurant Inc	730	167
Atlanticus Holdings Corp *	4,339	256
Axis Capital Holdings Ltd	1,280	131
Banco Latinoamericano de Comercio Exterior SA, Cl E	18,299	822
Bank of Marin Bancorp	5,780	156
Bank of NT Butterfield & Son Ltd/The	12,970	602
Bank OZK	7,900	364
Bank7 Corp	6,836	283
Bowhead Specialty Holdings Inc *	1,370	38
Bridgewater Bancshares Inc *	14,703	255
Brighthouse Financial Inc *	3,600	236

SEI Institutional Investments Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Brightsphere Investment Group Inc	60	$3
Business First Bancshares Inc	4,670	122
Camden National Corp	9,523	385
Capital Bancorp Inc	3,401	95
Capital City Bank Group Inc	2,376	100
Capitol Federal Financial Inc	43,350	287
Carter Bankshares Inc *	4,171	77
Cathay General Bancorp	4,800	233
Chimera Investment Corp ‡	14,600	187
Civista Bancshares Inc	7,800	177
CNB Financial Corp/PA	10,640	276
CNO Financial Group Inc	17,600	720
Coastal Financial Corp/WA *	912	102
Colony Bankcorp Inc	9,933	170
Columbia Banking System Inc	17,000	471
Community Trust Bancorp Inc	4,850	269
Crawford & Co, Cl A	11,651	130
Credit Acceptance Corp *	190	88
Customers Bancorp Inc *	2,700	186
Diamond Hill Investment Group Inc	330	39
Donegal Group Inc, Cl A	11,195	225
Eagle Bancorp Montana Inc	4,105	68
Employers Holdings Inc	4,800	191
Enact Holdings Inc	1,800	70
Enova International Inc *	1,922	252
Esquire Financial Holdings Inc	2,386	244
Essent Group Ltd	2,420	152
Euronet Worldwide Inc *	1,230	91
Everest Group Ltd	430	135
EZCORP Inc, Cl A *	5,967	115
FB Financial Corp	3,158	176
Federated Hermes Inc, Cl B	4,800	241
Fidelis Insurance Holdings Ltd	24,632	469
Finance Of America Cos Inc, Cl A *	4,570	109
First BanCorp/Puerto Rico	11,900	235
First Bank/Hamilton NJ	1,070	17
First Busey Corp	9,500	224
First Business Financial Services Inc	5,300	277
First Commonwealth Financial Corp	9,900	161
First Financial Bankshares Inc	14,290	446
First Financial Corp/IN	11,146	651
First Western Financial Inc *	2,368	58
FirstCash Holdings Inc	4,720	748
Five Star Bancorp	3,492	120
FNB Corp/PA	10,300	171
FS KKR Capital Corp	7,400	119
Fulton Financial Corp	15,700	285
GCM Grosvenor Inc, Cl A	4,230	46
Globe Life Inc	1,190	160
Great Southern Bancorp Inc	2,038	123
Greenlight Capital Re Ltd, Cl A *	3,040	40
Hamilton Insurance Group Ltd, Cl B *	2,650	72
Hancock Whitney Corp	5,000	303

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Hanmi Financial Corp	17,000	$470
Hanover Insurance Group Inc/The	720	134
HBT Financial Inc	15,458	374
HCI Group Inc	2,014	358
Heritage Insurance Holdings Inc *	12,946	376
Home Bancorp Inc	510	28
HomeTrust Bancshares Inc	4,845	199
Hope Bancorp Inc	16,200	172
Horace Mann Educators Corp	1,860	85
Houlihan Lokey Inc, Cl A	810	142
Independent Bank Corp/MI	11,500	375
International Money Express Inc *	18,400	280
Invesco Mortgage Capital Inc ‡	46,060	378
Investors Title Co	45	13
Jackson Financial Inc, Cl A	6,600	647
Janus Henderson Group PLC	3,320	145
Lemonade Inc *	2,003	156
LendingTree Inc *	5,245	299
Lincoln National Corp	5,600	230
loanDepot Inc, Cl A *	33,600	95
Mercantile Bank Corp	6,843	315
Mercury General Corp	1,449	135
Meridian Corp	11,600	185
Metrocity Bankshares Inc	1,663	44
MGIC Investment Corp	24,970	708
Miami International Holdings *	7,850	358
Mid Penn Bancorp Inc	13,660	399
MidCap Financial Investment Corp	12,600	154
Midland States Bancorp Inc	16,156	263
Moelis & Co, Cl A	9,100	584
Morningstar Inc	410	88
Nelnet Inc, Cl A	590	76
NerdWallet Inc, Cl A *	33,178	498
New Mountain Finance Corp	18,900	183
New York Mortgage Trust Inc ‡	33,271	254
NMI Holdings Inc, Cl A *	2,620	100
Northeast Community Bancorp Inc	12,300	260
Northfield Bancorp Inc	5,491	59
Northrim BanCorp Inc	17,820	438
Norwood Financial Corp	3,300	95
OFG Bancorp	13,370	531
Old Second Bancorp Inc	12,359	233
OppFi Inc	45,117	447
Orchid Island Capital Inc, Cl A ‡	28,339	205
Orrstown Financial Services Inc	5,047	180
Patria Investments Ltd, Cl A	3,150	47
PCB Bancorp	10,100	219
PennantPark Investment Corp	22,500	137
PennyMac Financial Services Inc	1,158	156
Peoples Bancorp of North Carolina Inc	1,059	35
Perella Weinberg Partners, Cl A	2,290	42
Piper Sandler Cos	2,266	761
PJT Partners Inc, Cl A	710	119

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2025

Small Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Ponce Financial Group Inc *	4,888	$78
Popular Inc	7,310	839
Primerica Inc	130	33
RBB Bancorp	3,000	59
Red River Bancshares Inc	1,573	110
Regional Management Corp	12,796	487
Reinsurance Group of America Inc, Cl A	760	144
Remitly Global Inc *	4,890	66
RenaissanceRe Holdings Ltd	580	151
Republic Bancorp Inc/KY, Cl A	4,194	289
Rithm Capital Corp ‡	31,400	361
Safety Insurance Group Inc	820	62
Selectquote Inc *	73,408	106
Shore Bancshares Inc	2,440	43
Sierra Bancorp	1,030	32
Sixth Street Specialty Lending Inc	9,900	216
Skyward Specialty Insurance Group Inc *	1,100	54
SmartFinancial Inc	10,734	389
South Plains Financial Inc	1,070	40
Stifel Financial Corp	6,995	853
StoneX Group Inc *	1,190	108
Third Coast Bancshares Inc *	7,510	286
Towne Bank/Portsmouth VA	660	22
United Fire Group Inc	9,283	339
Unity Bancorp Inc	893	45
Universal Insurance Holdings Inc	20,273	672
Univest Financial Corp	7,442	237
WaFd Inc	5,500	174
White Mountains Insurance Group Ltd	10	20
World Acceptance Corp *	250	39

		36,858
Health Care — 18.3%
4D Molecular Therapeutics Inc *	6,400	75
Aardvark Therapeutics Inc *	7,090	71
Abeona Therapeutics Inc *	49,470	251
ACADIA Pharmaceuticals Inc *	3,350	84
Adaptive Biotechnologies Corp *	10,885	214
Aerovate Therapeutics Inc	7,550	97
Alector Inc *	42,658	57
Alkermes PLC *	4,280	127
Alphatec Holdings Inc *	6,614	149
Altimmune Inc *	41,340	217
Alumis Inc *	36,897	283
Amneal Pharmaceuticals Inc *	13,322	167
AnaptysBio Inc *	6,791	283
ANI Pharmaceuticals Inc *	3,406	289
Annexon Inc *	21,650	97
Anteris Technologies Global Corp *	22,283	91
Aquestive Therapeutics Inc *	19,220	119
Arcutis Biotherapeutics Inc *	6,668	204
ArriVent Biopharma Inc *	7,300	167
ARS Pharmaceuticals Inc *	18,710	178
Artivion Inc *	2,405	112

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Aveanna Healthcare Holdings Inc *	50,596	$473
Axogen Inc *	4,842	139
Axsome Therapeutics Inc *	2,203	334
Benitec Biopharma Inc *	5,102	66
BioAge Labs Inc *	9,760	93
Bioventus Inc, Cl A *	23,257	177
Bridgebio Pharma Inc *	10,893	784
BrightSpring Health Services Inc *	5,631	204
Brookdale Senior Living Inc, Cl A *	17,159	191
Butterfly Network Inc *	32,280	100
Castle Biosciences Inc *	6,937	277
Catalyst Pharmaceuticals Inc *	11,970	280
Celcuity Inc *	2,040	206
Charles River Laboratories International Inc *	1,800	321
Chemed Corp	272	119
ChromaDex Corp *	20,594	139
Cogent Biosciences Inc *	4,732	190
Coherus Biosciences Inc *	45,010	61
Collegium Pharmaceutical Inc *	5,844	273
CorVel Corp *	600	44
Cross Country Healthcare Inc *	1,190	12
Day One Biopharmaceuticals Inc *	29,842	283
Delcath Systems Inc *	22,566	219
DiaMedica Therapeutics Inc *	21,370	184
Dianthus Therapeutics Inc *	5,436	239
Disc Medicine Inc, Cl A *	1,543	144
Editas Medicine Inc, Cl A *	31,251	75
Elanco Animal Health Inc *	5,931	138
Electromed Inc *	1,680	45
Embecta Corp	1,944	25
Emergent BioSolutions Inc *	18,380	205
Encompass Health Corp	1,370	159
Enhabit Inc *	40,188	359
Ensign Group Inc/The	5,720	1,061
Entrada Therapeutics Inc *	7,290	75
Esperion Therapeutics Inc *	18,930	76
Eton Pharmaceuticals Inc *	8,520	138
Exelixis Inc *	14,700	649
Fortrea Holdings Inc *	5,040	64
Fulgent Genetics Inc *	9,220	273
GeneDx Holdings Corp, Cl A *	3,051	509
Gossamer Bio Inc *	21,150	71
GRAIL Inc *	930	103
Guardant Health Inc *	9,046	981
Guardian Pharmacy Services Inc, Cl A *	5,650	165
Halozyme Therapeutics Inc *	10,900	778
Harmony Biosciences Holdings Inc *	15,410	544
HealthEquity Inc *	6,110	643
HealthStream Inc	2,220	56
Heron Therapeutics Inc *	63,615	74
Immunome Inc *	7,430	137
Indivior PLC *	5,765	194

SEI Institutional Investments Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Innoviva Inc *	3,460	$75
Insmed Inc *	4,841	1,006
Ionis Pharmaceuticals Inc *	1,687	140
iRadimed Corp	2,370	221
iRhythm Technologies Inc *	1,157	218
Ironwood Pharmaceuticals Inc, Cl A *	63,373	222
Jazz Pharmaceuticals PLC *	7,387	1,304
KalVista Pharmaceuticals Inc *	10,630	154
Keros Therapeutics Inc *	4,174	73
Kestra Medical Technologies Ltd *	10,100	272
Kiniksa Pharmaceuticals International PLC, Cl A *	2,991	127
Kodiak Sciences Inc *	4,040	93
KORU Medical Systems Inc *	8,275	49
Kura Oncology Inc *	6,641	81
Kymera Therapeutics Inc *	1,767	120
LENZ Therapeutics Inc *	2,600	79
Ligand Pharmaceuticals Inc *	1,029	209
LivaNova PLC *	1,320	84
Madrigal Pharmaceuticals Inc *	502	300
MannKind Corp *	39,685	212
Maze Therapeutics Inc *	5,750	217
MBX Biosciences Inc *	3,450	119
Merit Medical Systems Inc *	5,710	494
Mineralys Therapeutics Inc *	3,889	168
Mirum Pharmaceuticals Inc *	1,924	141
Monte Rosa Therapeutics Inc *	8,010	130
MoonLake Immunotherapeutics, Cl A *	970	13
Myriad Genetics Inc *	16,060	123
National HealthCare Corp	610	83
National Research Corp, Cl A	4,140	70
Nektar Therapeutics, Cl A *	1,654	108
Neurocrine Biosciences Inc *	650	99
Neurogene Inc *	4,160	88
NeuroPace Inc *	11,335	185
Nkarta Inc *	23,818	45
Nuvation Bio Inc *	12,566	101
Olema Pharmaceuticals Inc *	9,410	266
OptimizeRx Corp *	5,937	91
Option Care Health Inc *	1,230	38
Organogenesis Holdings Inc, Cl A *	15,550	81
Organon & Co	27,000	208
Pacira BioSciences Inc *	1,390	33
PACS Group Inc *	9,302	311
Pediatrix Medical Group Inc *	9,377	226
Pennant Group Inc/The *	5,471	152
Perrigo Co PLC	2,760	37
Perspective Therapeutics Inc *	28,360	67
Phathom Pharmaceuticals Inc *	8,490	133
Phibro Animal Health Corp, Cl A	4,633	194
Praxis Precision Medicines Inc *	651	128
Precigen Inc *	27,460	105
Prestige Consumer Healthcare Inc *	1,590	95

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Protagonist Therapeutics Inc *	5,861	$527
Prothena Corp PLC *	5,820	63
PTC Therapeutics Inc *	2,246	193
Puma Biotechnology Inc *	50,059	253
Qiagen NV	1,944	93
Quantum-Si Inc *	44,020	62
RadNet Inc *	5,575	462
Rapport Therapeutics Inc *	5,153	153
REGENXBIO Inc *	6,329	85
Replimune Group Inc, Cl Rights *	14,049	140
REVOLUTION Medicines Inc *	2,012	156
Rhythm Pharmaceuticals Inc *	4,980	543
Rigel Pharmaceuticals Inc *	9,977	504
Savara Inc *	22,570	142
Septerna Inc *	5,900	171
SIGA Technologies Inc	22,888	139
Sionna Therapeutics Inc *	1,490	65
Stoke Therapeutics Inc *	3,661	113
Supernus Pharmaceuticals Inc *	5,880	268
Tactile Systems Technology Inc *	8,460	217
Talkspace Inc *	21,950	74
Tango Therapeutics Inc *	20,920	228
Tarsus Pharmaceuticals Inc *	2,272	182
Taysha Gene Therapies Inc *	25,626	121
Terns Pharmaceuticals Inc *	5,318	149
Theravance Biopharma Inc *	29,760	604
Tonix Pharmaceuticals Holding Corp *	3,090	49
Travere Therapeutics Inc *	3,410	121
Trevi Therapeutics Inc *	12,857	170
TruBridge Inc *	12,397	272
United Therapeutics Corp *	194	94
Universal Health Services Inc, Cl B	710	173
UroGen Pharma Ltd *	10,871	313
Varex Imaging Corp *	13,580	157
Verastem Inc *	8,340	89
Viemed Healthcare Inc *	5,436	38
Xencor Inc *	5,680	98
Xeris Biopharma Holdings Inc *	9,466	68
Zenas Biopharma Inc *	4,417	171
Zevra Therapeutics Inc *	18,345	155

		33,544
Industrials — 16.2%
3D Systems Corp *	25,930	54
ABM Industries Inc	4,100	176
ACCO Brands Corp	49,600	171
Acuity Brands Inc	465	170
Aebi Schmidt Holding AG	13,777	164
AeroVironment Inc *	733	205
AerSale Corp *	49,992	323
Alaska Air Group Inc *	4,100	176
Allient Inc	1,625	88
Alta Equipment Group Inc	12,715	62
American Superconductor Corp *	4,807	150

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2025

Small Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Amprius Technologies Inc *	9,347	$106
Apogee Enterprises Inc	3,900	142
Applied Industrial Technologies Inc	610	158
ArcBest Corp	2,000	128
Argan Inc	2,978	1,177
Astronics Corp *	7,770	424
ATI Inc *	220	22
Atkore Inc	6,600	442
Atmus Filtration Technologies Inc	5,980	303
Barrett Business Services Inc	1,660	58
Beta Technologies Inc, Cl A *	3,990	109
Bloom Energy Corp, Cl A *	5,789	632
Bowman Consulting Group Ltd, Cl A *	8,471	307
Brink's Co/The	3,200	360
Brookfield Business Corp, Cl A	5,645	197
BWX Technologies Inc	1,952	349
CACI International Inc, Cl A *	245	151
Casella Waste Systems Inc, Cl A *	6,795	655
CECO Environmental Corp *	2,648	138
Construction Partners Inc, Cl A *	845	92
Costamare Bulkers Holdings Ltd *	4,339	72
Costamare Inc	39,016	596
Covenant Logistics Group Inc, Cl A	2,230	45
Crane Co	3,998	733
CSG Systems International Inc	3,800	299
Curtiss-Wright Corp	326	184
Deluxe Corp	7,700	157
DNOW Inc *	23,980	335
Donaldson Co Inc	1,890	170
Ducommun Inc *	1,821	167
Dycom Industries Inc *	668	242
EMCOR Group Inc	272	167
EnerSys	2,600	372
Ennis Inc	12,140	212
Eos Energy Enterprises Inc *	5,226	79
ESCO Technologies Inc	981	209
Federal Signal Corp	1,149	131
Flowserve Corp	1,736	124
Franklin Electric Co Inc	620	59
Freyr Battery Inc *	23,480	97
FTI Consulting Inc *	810	132
Gates Industrial Corp PLC *	10,300	234
Genpact Ltd	1,370	60
Global Industrial Co	5,106	146
Gorman-Rupp Co/The	1,150	54
Graham Corp *	3,807	219
Granite Construction Inc	140	15
Greenbrier Cos Inc/The	6,600	294
Healthcare Services Group Inc *	6,896	130
Hertz Global Holdings Inc *	33,920	178
Hudson Technologies Inc *	9,312	63
Huntington Ingalls Industries Inc	510	160
IBEX Holdings Ltd *	11,402	401

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
IES Holdings Inc *	526	$220
Insteel Industries Inc	760	23
Interface Inc, Cl A	15,755	440
Janus International Group Inc *	22,200	138
Joby Aviation Inc *	8,590	124
Karat Packaging Inc	7,274	160
Karman Holdings Inc *	1,513	101
Kelly Services Inc, Cl A	10,500	91
Korn Ferry	470	31
Kratos Defense & Security Solutions Inc *	1,609	122
Leonardo DRS Inc	2,410	82
Liquidity Services Inc *	5,525	166
LSI Industries Inc	13,027	238
Luxfer Holdings PLC	7,552	94
Lyft Inc, Cl A *	4,694	99
Matrix Service Co *	8,068	94
Matson Inc	4,500	490
Mercury Systems Inc *	6,926	484
Microvast Holdings Inc *	11,590	41
Modine Manufacturing Co *	3,460	561
Montana Technologies Corp *	39,841	130
Moog Inc, Cl A	650	149
Mueller Industries Inc	4,280	470
National Presto Industries Inc	440	41
NEXTracker Inc, Cl A *	7,700	706
Northwest Pipe Co *	990	58
Orion Group Holdings Inc *	18,551	186
Oshkosh Corp	4,100	526
Park Aerospace Corp	2,130	41
Park-Ohio Holdings Corp	8,138	174
Paylocity Holding Corp *	850	125
Perma-Fix Environmental Services Inc *	7,190	88
Planet Labs PBC *	8,261	98
Powell Industries Inc	630	204
Preformed Line Products Co	1,804	370
Primoris Services Corp	3,045	385
Quad/Graphics Inc, Cl A	42,000	241
RBC Bearings Inc *	1,747	777
RCM Technologies Inc *	4,360	85
Rush Enterprises Inc, Cl A	2,060	107
Ryder System Inc	4,780	828
Safe Bulkers Inc	38,500	204
SkyWest Inc *	1,600	162
Spire Global Inc *	18,970	155
SPX Technologies Inc *	4,921	1,058
Sterling Infrastructure Inc *	2,302	793
Sun Country Airlines Holdings Inc *	24,800	340
Textron Inc	2,190	182
Tutor Perini Corp *	6,583	451
UniFirst Corp/MA	110	19
Upwork Inc *	18,000	355
V2X Inc *	1,861	102
Valmont Industries Inc	245	101

SEI Institutional Investments Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Voyager Technologies Inc, Cl A *	5,860	$132
VSE Corp	4,397	792
Watts Water Technologies Inc, Cl A	656	181
WESCO International Inc	472	126
Willdan Group Inc *	2,730	276
Xometry Inc, Cl A *	2,891	169
Zurn Elkay Water Solutions Corp	4,852	231

		29,642
Information Technology — 13.5%
8x8 Inc *	44,295	86
A10 Networks Inc	4,240	73
ACI Worldwide Inc *	2,430	114
Advanced Energy Industries Inc	1,536	324
Alarm.com Holdings Inc *	1,610	84
Alpha & Omega Semiconductor Ltd *	2,813	57
Amdocs Ltd	1,640	125
Amkor Technology Inc	7,700	280
Appfolio Inc, Cl A *	565	129
Applied Digital Corp *	3,039	82
Arlo Technologies Inc *	8,548	124
Arrow Electronics Inc *	1,010	109
Arteris Inc *	15,090	216
Aviat Networks Inc *	6,800	150
Avnet Inc	14,400	684
Backblaze Inc, Cl A *	43,461	206
Bel Fuse Inc, Cl A	2,228	293
Bel Fuse Inc, Cl B	822	127
Benchmark Electronics Inc	1,690	76
BigCommerce Holdings Inc *	47,325	217
BK Technologies Corp *	5,250	336
Blackbaud Inc *	1,430	81
Box Inc, Cl A *	3,370	100
BurTech Acquisition Corp, Cl A *	50,700	127
Cerence Inc *	8,018	89
CEVA Inc *	4,050	87
Cipher Mining Inc *	2,687	55
Cirrus Logic Inc *	6,970	839
CommScope Holding Co Inc *	8,332	164
CommVault Systems Inc *	2,440	301
CompoSecure Inc, Cl A *	7,304	145
Consensus Cloud Solutions Inc *	10,000	218
Corsair Gaming Inc *	26,947	176
Credo Technology Group Holding Ltd *	7,102	1,261
CTS Corp	1,090	46
Daktronics Inc *	6,678	126
Diebold Nixdorf Inc *	800	52
Dolby Laboratories Inc, Cl A	1,740	117
Domo Inc, Cl B *	10,380	119
Dropbox Inc, Cl A *	16,740	500
DXC Technology Co *	11,800	156
Dynatrace Inc *	1,450	65
Eastman Kodak Co *	11,740	90
Evolv Technologies Holdings Inc *	21,066	135

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
F5 Inc *	350	$84
Fabrinet *	2,655	1,220
FormFactor Inc *	2,210	122
Freshworks Inc, Cl A *	4,690	57
Gen Digital Inc	5,500	145
Harmonic Inc *	900	9
Hut 8 Corp *	1,285	58
Immersion Corp	26,825	191
indie Semiconductor Inc, Cl A *	27,860	99
Inseego Corp *	11,610	127
InterDigital Inc	2,538	908
IonQ Inc *	6,974	344
Jabil Inc	390	82
JFrog Ltd *	2,697	164
Kaltura Inc *	66,305	97
Kimball Electronics Inc *	10,616	307
Kopin Corp *	63,252	154
Life360 Inc *	1,512	120
Littelfuse Inc	480	123
Lumentum Holdings Inc *	825	268
MACOM Technology Solutions Holdings Inc *	831	145
Manhattan Associates Inc *	730	129
Mirion Technologies Inc, Cl A *	34,402	895
Mitek Systems Inc *	26,320	233
N-able Inc/US *	15,100	109
NETGEAR Inc *	3,337	88
NetScout Systems Inc *	2,820	76
nLight Inc *	5,574	196
Nova Ltd *	2,335	730
Novanta Inc *	1,582	180
OneSpan Inc	3,330	41
Ooma Inc *	13,900	156
OSI Systems Inc *	2,809	761
Ouster Inc *	2,281	52
Pagaya Technologies Ltd, Cl A *	6,193	155
PC Connection Inc	1,010	59
Pegasystems Inc	1,240	68
Photronics Inc *	22,639	519
Plexus Corp *	850	122
Qorvo Inc *	5,000	429
Qualys Inc *	880	124
Rambus Inc *	9,327	891
Red Violet Inc	9,219	500
Ribbon Communications Inc *	25,669	73
Richardson Electronics Ltd/United States	15,012	157
Rimini Street Inc *	15,620	60
RingCentral Inc, Cl A *	10,600	299
SanDisk Corp *	605	135
Sanmina Corp *	3,424	535
ScanSource Inc *	8,680	357
Silvaco Group Inc *	22,980	105
SiTime Corp *	557	166
SkyWater Technology Inc *	17,871	275

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2025

Small Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
SoundThinking Inc *	9,914	$62
Sprinklr Inc, Cl A *	4,120	30
Telos Corp *	63,930	370
Terawulf Inc *	12,209	189
TSS Inc/MD *	10,460	101
TTM Technologies Inc *	4,524	317
Varonis Systems Inc, Cl B *	9,020	298
Viasat Inc *	3,797	130
Viavi Solutions Inc *	10,442	187
Vontier Corp	7,550	274
Weave Communications Inc *	14,056	90
WM Technology Inc *	226,064	191
Yext Inc *	6,260	53

		24,732
Materials — 4.1%
AdvanSix Inc	8,500	131
Ardagh Metal Packaging SA	72,266	271
Arq Inc *	15,920	59
Caledonia Mining Corp PLC	16,841	519
Century Aluminum Co *	2,946	88
Coeur Mining Inc *	6,480	112
Commercial Metals Co	10,300	657
Contango ORE Inc *	7,231	175
Core Molding Technologies Inc *	9,500	180
Dakota Gold Corp *	28,850	135
Flotek Industries Inc *	4,795	68
Greif Inc, Cl A	2,500	164
Hecla Mining Co	20,411	343
Idaho Strategic Resources Inc *	10,571	420
Intrepid Potash Inc *	7,612	193
Koppers Holdings Inc	10,300	306
Lifezone Metals Ltd *	39,377	154
Materion Corp	250	30
Mativ Holdings Inc	12,500	156
NewMarket Corp	400	305
O-I Glass Inc *	11,400	154
Perpetua Resources Corp *	11,191	288
Royal Gold Inc	890	181
Sensient Technologies Corp	5,638	550
Sonoco Products Co	4,700	198
SSR Mining Inc *	5,690	132
SunCoke Energy Inc	39,400	257
Sylvamo Corp	4,000	189
US Gold Corp *	26,390	455
US Goldmining Inc *	6,350	63
Vox Royalty Corp	71,132	341
Warrior Met Coal Inc	1,566	123
Worthington Steel Inc	3,400	115

		7,512
Real Estate — 3.9%
Alexander & Baldwin Inc ‡	4,150	65
Alexander's Inc ‡	1,169	248

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
American Assets Trust Inc ‡	9,600	$187
American Healthcare REIT Inc ‡	3,489	177
Apple Hospitality REIT Inc ‡	14,200	169
Camden Property Trust ‡	1,320	140
CBL & Associates Properties Inc ‡	5,045	169
Centerspace ‡	960	64
CTO Realty Growth Inc ‡	16,827	304
Cushman & Wakefield Ltd *	35,180	589
DiamondRock Hospitality Co ‡	39,930	364
Elme Communities ‡	2,810	49
EPR Properties ‡	9,300	486
FrontView REIT Inc ‡	17,643	270
FRP Holdings Inc *	1,000	23
Gladstone Commercial Corp ‡	12,000	133
Global Medical REIT Inc ‡	3,900	129
Highwoods Properties Inc ‡	11,100	309
Host Hotels & Resorts Inc ‡	7,800	137
Howard Hughes Holdings Inc *	880	79
Industrial Logistics Properties Trust ‡	14,200	79
Innovative Industrial Properties Inc, Cl A ‡	2,800	138
InvenTrust Properties Corp ‡	3,110	89
Jones Lang LaSalle Inc *	330	107
Kilroy Realty Corp ‡	4,400	189
Kite Realty Group Trust ‡	7,200	167
LTC Properties Inc ‡	1,090	40
NET Lease Office Properties ‡	1,530	45
One Liberty Properties Inc ‡	8,577	179
Outfront Media Inc ‡	10,000	235
Park Hotels & Resorts Inc ‡	20,300	220
Piedmont Office Realty Trust Inc, Cl A ‡	22,800	199
Postal Realty Trust Inc, Cl A ‡	28,443	442
Real Brokerage Inc/The *	13,238	52
Regency Centers Corp ‡	2,204	157
RLJ Lodging Trust ‡	35,200	265
RMR Group Inc/The, Cl A	2,340	36
Sabra Health Care REIT Inc ‡	12,000	234
Service Properties Trust ‡	132,271	230
Universal Health Realty Income Trust ‡	860	35
Xenia Hotels & Resorts Inc ‡	2,800	39

		7,268
Utilities — 3.1%
American States Water Co	1,450	107
Avista Corp	2,970	123
Black Hills Corp	2,130	157
Cadiz Inc *	33,206	185
California Water Service Group	2,230	101
Consolidated Water Co Ltd	13,011	445
Genie Energy Ltd, Cl B	11,771	170
Hallador Energy Co *	30,305	618
MGE Energy Inc	1,050	87
National Fuel Gas Co	6,920	571
New Jersey Resources Corp	2,940	141
NiSource Inc	3,190	141

SEI Institutional Investments Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Northwest Natural Holding Co	6,600	$327
Northwestern Energy Group Inc	2,070	143
OGE Energy Corp	3,460	158
ONE Gas Inc	330	28
Ormat Technologies Inc	1,527	172
Otter Tail Corp	4,110	338
Portland General Electric Co	13,470	685
SJW Group	870	40
Southwest Gas Holdings Inc	360	30
Talen Energy Corp *	190	75
UGI Corp	19,230	761
Unitil Corp	1,310	66
York Water Co/The	350	11

		5,680
Total Common Stock
(Cost $146,829) ($ Thousands)		178,990
	Number of Rights
RIGHTS — 0.0%
Blueprint Medicens Corp CVR *‡‡	2,792	–
Verve Therapeutics Inc *‡‡	25,505	–
Total Rights
(Cost $—) ($ Thousands)		–

	Shares
CASH EQUIVALENT — 2.5%
SEI Daily Income Trust, Government Fund, Institutional Class
3.950%**†	4,614,500	4,614
Total Cash Equivalent
(Cost $4,614) ($ Thousands)		4,614
Total Investments in Securities — 100.1%
(Cost $151,443) ($ Thousands)		$183,604

A list of the open futures contracts held by the Fund at November 30, 2025, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation(Thousands)
Long Contracts
Russell 2000 Index E-MINI	13	Dec-2025	$1,573	$1,628	$55

Percentages are based on Net Assets of $183,393 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of November 30, 2025.
†	Investment in Affiliated Security (see Note 6).
‡	Real Estate Investment Trust.
‡‡	Expiration date not available.

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2025

Small Cap Fund (Concluded)

The following is a summary of the level of inputs used as of November 30, 2025, in valuing the Fund's investments and other financial instruments carried at value ($ Thousands):
Investments in Securities	Level 1 ($)		Level 2 ($)	Level 3 ($)	Total ($)
Common Stock	178,990		–	–	178,990
Rights	–	^	–	–	–	^
Cash Equivalent	4,614		–	–	4,614
Total Investments in Securities	183,604		–	–	183,604

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	55	–	–	55
Total Other Financial Instruments	55	–	–	55

*	Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

^ This category includes securities with a value of $0.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The following is a summary of the Fund’s transactions with affiliates for the period ended November 30, 2025 ($ Thousands):

Security Description	Value 5/31/2025	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 11/30/2025	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$5,776	$38,460	$(39,622)	$—	$—	$4,614	$83	$—

Amounts designated as “—” are either $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2025

Small Cap II Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 97.9%

Communication Services — 1.8%
Advantage Solutions Inc *	52,916	$50
Anterix Inc *	6,040	124
ATN International Inc	3,100	65
CuriosityStream Inc	45,590	219
EchoStar Corp, Cl A *	3,813	280
EverQuote Inc, Cl A *	9,805	259
EW Scripps Co/The, Cl A *	23,030	97
Gambling.com Group Ltd *	9,410	53
Globalstar Inc *	5,692	346
Gogo Inc *	14,352	103
Gray Television Inc	14,990	74
Grindr Inc *	27,238	350
IMAX Corp *	9,375	348
New York Times Co/The, Cl A	10,149	655
Newsmax Inc *	21,366	177
Nexstar Media Group Inc, Cl A	3,557	683
Nextdoor Holdings Inc *	37,700	66
Playstudios Inc *	91,571	59
Sphere Entertainment Co *	4,319	365
Spok Holdings Inc	10,626	141
Webtoon Entertainment Inc *	11,167	155

		4,669
Consumer Discretionary — 10.3%
Abercrombie & Fitch Co, Cl A *	22,750	2,227
A-Mark Precious Metals Inc	2,523	72
American Axle & Manufacturing Holdings Inc *	39,294	258
American Eagle Outfitters Inc	74,190	1,514
American Public Education Inc *	2,115	74
America's Car-Mart Inc/TX *	3,155	68
Arhaus Inc, Cl A *	9,327	96
Beyond Inc *	11,290	68
Biglari Holdings Inc, Cl B *	976	287
Bloomin' Brands Inc	83,299	591
Brinker International Inc *	12,924	1,988
Brunswick Corp/DE	8,688	574
Build-A-Bear Workshop Inc	10,882	578
Cheesecake Factory Inc/The	4,081	195
Churchill Downs Inc	5,678	619
Citi Trends Inc *	11,295	512
Cricut Inc, Cl A	17,130	81
Dick's Sporting Goods Inc	3,147	650
Dillard's Inc, Cl A	511	342
Domino's Pizza Inc	1,414	593
Dorman Products Inc *	4,360	577
EVgo Inc, Cl A *	21,219	69
Figs Inc, Cl A *	25,059	245
Flexsteel Industries Inc	4,198	166
Garrett Motion Inc	20,736	343
Gentex Corp	16,357	373
GigaCloud Technology Inc, Cl A *	3,690	137

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Group 1 Automotive Inc	1,334	$535
Groupon Inc, Cl A *	8,042	136
Holley Inc *	40,925	174
Hovnanian Enterprises Inc, Cl A *	914	120
Installed Building Products Inc	3,203	859
Kohl's Corp	10,141	249
Laureate Education Inc, Cl A *	7,838	242
Lindblad Expeditions Holdings Inc *	35,478	427
McGraw Hill Inc *	31,289	549
Meritage Homes Corp	7,038	514
Motorcar Parts of America Inc *	6,751	89
Murphy USA Inc	1,182	455
Nathan's Famous Inc	656	61
National Vision Holdings Inc *	6,719	194
Patrick Industries Inc	2,617	283
Perdoceo Education Corp	9,944	278
Pool Corp	1,756	428
RealReal Inc/The *	35,666	516
Rocky Brands Inc	2,678	81
Rush Street Interactive Inc *	13,269	245
Savers Value Village Inc *	23,564	215
Steven Madden Ltd	9,737	407
Stride Inc *	12,230	777
ThredUp Inc, Cl A *	18,134	136
Travel + Leisure Co	16,049	1,101
Urban Outfitters Inc *	4,124	306
Valvoline Inc *	11,300	354
Visteon Corp	8,146	841
Wayfair Inc, Cl A *	3,711	411
Whirlpool Corp	15,094	1,168
Wingstop Inc	2,799	741
Xponential Fitness Inc, Cl A *	11,661	77
YETI Holdings Inc *	5,803	241

		26,507
Consumer Staples — 1.8%
Casey's General Stores Inc	1,163	663
HF Foods Group Inc *	29,654	74
Ingredion Inc	3,350	360
Lancaster Colony Corp	1,619	270
Lifeway Foods Inc *	7,257	180
MGP Ingredients Inc	2,630	60
Mission Produce Inc *	16,782	202
Natural Grocers by Vitamin Cottage Inc	2,047	57
Performance Food Group Co *	6,772	657
Pilgrim's Pride Corp	5,201	198
PriceSmart Inc	5,769	710
TreeHouse Foods Inc *	12,334	295
Turning Point Brands Inc	2,171	218
Village Super Market Inc, Cl A	7,696	266
Vita Coco Co Inc/The *	5,570	298
Vital Farms Inc *	3,098	101

		4,609

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2025

Small Cap II Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Energy — 3.8%
Ardmore Shipping Corp	7,401	$91
BKV Corp *	6,508	180
Borr Drilling Ltd	53,760	178
Cactus Inc, Cl A	10,488	450
Centrus Energy Corp, Cl A *	419	109
Civitas Resources Inc	11,796	346
CNX Resources Corp *	8,805	342
Delek US Holdings Inc	37,947	1,467
DT Midstream Inc	5,792	704
Encore Energy Corp *	39,000	107
Excelerate Energy Inc, Cl A	19,224	540
Expro Group Holdings NV *	39,065	545
Gevo Inc *	98,131	210
Innovex International Inc *	4,093	90
Lightbridge Corp *	7,560	123
Matador Resources Co	15,763	668
NACCO Industries Inc, Cl A	1,558	75
National Energy Services Reunited Corp *	19,819	276
Navigator Holdings Ltd	7,560	135
Northern Oil & Gas Inc	47,194	1,057
Par Pacific Holdings Inc *	7,872	359
Permian Resources Corp, Cl A	53,921	781
Solaris Energy Infrastructure Inc, Cl A	6,555	314
Teekay Corp	25,191	245
TETRA Technologies Inc *	44,906	349
Uranium Energy Corp *	8,085	99

		9,840
Financials — 18.7%
Abacus Life Inc *	70,820	470
Affiliated Managers Group Inc	1,235	332
AG Mortgage Investment Trust Inc ‡	17,473	143
Alerus Financial Corp	21,090	454
American Integrity Insurance Inc *	7,264	154
Associated Banc-Corp	27,802	731
Atlanticus Holdings Corp *	4,118	243
Banco Latinoamericano de Comercio Exterior SA, Cl E	5,952	267
Bank of Marin Bancorp	6,230	169
Bank7 Corp	8,405	348
Bridgewater Bancshares Inc *	16,854	292
Business First Bancshares Inc	10,194	265
Camden National Corp	6,334	256
Capital Bancorp Inc	3,350	93
Capital City Bank Group Inc	1,592	67
Carter Bankshares Inc *	4,762	87
Chimera Investment Corp ‡	42,165	539
City Holding Co	2,769	336
Claros Mortgage Trust Inc *‡	18,529	62
CNB Financial Corp/PA	3,785	98
CNO Financial Group Inc	39,376	1,612
Coastal Financial Corp/WA *	1,879	209
Cohen & Steers Inc	7,776	492

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Colony Bankcorp Inc	10,715	$184
Columbia Banking System Inc	114,909	3,185
Crawford & Co, Cl A	13,356	149
Donegal Group Inc, Cl A	8,996	181
Eagle Bancorp Montana Inc	4,709	78
Enova International Inc *	1,335	175
Esquire Financial Holdings Inc	2,631	269
EZCORP Inc, Cl A *	12,300	237
FactSet Research Systems Inc	2,013	558
FB Financial Corp	16,527	923
Finance Of America Cos Inc, Cl A *	4,910	118
First American Financial Corp	7,217	475
First Commonwealth Financial Corp	33,747	548
First Financial Corp/IN	3,481	203
First Horizon Corp	39,617	885
First Interstate BancSystem Inc, Cl A	24,258	797
First Western Financial Inc *	2,717	66
Five Star Bancorp	4,957	171
FNB Corp/PA	103,624	1,724
Great Southern Bancorp Inc	2,039	123
Hamilton Lane Inc, Cl A	5,289	656
Hanover Insurance Group Inc/The	3,531	655
HBT Financial Inc	8,608	208
HCI Group Inc	2,223	395
Heritage Insurance Holdings Inc *	18,579	540
Hippo Holdings Inc *	2,530	83
Home BancShares Inc/AR	25,266	709
HomeTrust Bancshares Inc	4,916	202
Independent Bank Corp	10,222	737
Independent Bank Corp/MI	2,593	85
Invesco Mortgage Capital Inc ‡	45,110	370
Jack Henry & Associates Inc	3,763	657
Jackson Financial Inc, Cl A	21,698	2,127
Kinsale Capital Group Inc	1,095	421
Lemonade Inc *	4,129	323
LendingTree Inc *	5,983	341
Lincoln National Corp	49,253	2,026
loanDepot Inc, Cl A *	46,771	132
Mercantile Bank Corp	3,586	165
Mercury General Corp	2,987	278
Metrocity Bankshares Inc	2,407	64
MGIC Investment Corp	21,744	616
Mid Penn Bancorp Inc	6,950	203
Midland States Bancorp Inc	9,411	153
Morningstar Inc	2,557	549
National Bank Holdings Corp, Cl A	19,946	742
NerdWallet Inc, Cl A *	37,722	566
New York Community Bancorp Inc	53,862	659
New York Mortgage Trust Inc ‡	38,931	297
NMI Holdings Inc, Cl A *	9,560	365
Northfield Bancorp Inc	10,437	112
Northrim BanCorp Inc	10,268	252
Norwood Financial Corp	2,020	58

SEI Institutional Investments Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Old National Bancorp/IN	118,562	$2,576
Old Second Bancorp Inc	11,023	208
OppFi Inc	47,040	466
Orchid Island Capital Inc, Cl A ‡	32,483	235
Orrstown Financial Services Inc	7,015	251
PennyMac Financial Services Inc	2,388	321
Peoples Bancorp of North Carolina Inc	2,296	75
Ponce Financial Group Inc *	3,717	59
Primerica Inc	2,163	557
Prosperity Bancshares Inc	8,642	594
RBB Bancorp	2,456	49
Red River Bancshares Inc	1,484	104
Regional Management Corp	4,647	177
Republic Bancorp Inc/KY, Cl A	3,963	273
Selectquote Inc *	103,753	150
Sierra Bancorp	2,038	63
SmartFinancial Inc	10,787	391
Southern Missouri Bancorp Inc	3,190	180
Starwood Property Trust Inc ‡	27,759	509
Third Coast Bancshares Inc *	9,830	375
United Fire Group Inc	7,468	273
Unity Bancorp Inc	1,241	62
Universal Insurance Holdings Inc	16,473	546
Univest Financial Corp	19,223	611
Valley National Bancorp	71,402	808
Voya Financial Inc	9,279	652
Westamerica BanCorp	5,316	255
Wintrust Financial Corp	6,516	873
Zions Bancorp NA	38,164	2,031

		48,238
Health Care — 18.2%
4D Molecular Therapeutics Inc *	8,220	96
Aardvark Therapeutics Inc *	7,977	80
Abeona Therapeutics Inc *	66,006	335
Adaptive Biotechnologies Corp *	22,472	442
Addus HomeCare Corp *	3,892	468
Aerovate Therapeutics Inc	8,560	110
Alector Inc *	49,308	66
Alphatec Holdings Inc *	13,632	307
Altimmune Inc *	47,114	248
Alumis Inc *	42,664	327
Amneal Pharmaceuticals Inc *	27,360	343
AnaptysBio Inc *	8,030	334
ANI Pharmaceuticals Inc *	2,904	246
Annexon Inc *	25,480	115
Anteris Technologies Global Corp *	25,975	106
Aquestive Therapeutics Inc *	21,100	131
Arcutis Biotherapeutics Inc *	13,746	421
ArriVent Biopharma Inc *	7,540	173
ARS Pharmaceuticals Inc *	18,900	180
Artivion Inc *	4,957	231
Avanos Medical Inc *	32,079	377
Aveanna Healthcare Holdings Inc *	71,189	665

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Axogen Inc *	9,981	$286
Benitec Biopharma Inc *	5,307	69
BioAge Labs Inc *	29,260	278
Bioventus Inc, Cl A *	26,265	199
Bridgebio Pharma Inc *	6,110	440
BrightSpring Health Services Inc *	11,604	420
Brookdale Senior Living Inc, Cl A *	35,373	394
Butterfly Network Inc *	31,790	99
Castle Biosciences Inc *	9,896	395
Celcuity Inc *	4,205	425
Chemed Corp	1,323	581
ChromaDex Corp *	24,993	169
Cogent Biosciences Inc *	9,755	392
Coherus Biosciences Inc *	50,870	69
Collegium Pharmaceutical Inc *	22,526	1,052
Cross Country Healthcare Inc *	30,664	315
Day One Biopharmaceuticals Inc *	34,280	325
Delcath Systems Inc *	23,699	230
DiaMedica Therapeutics Inc *	22,160	191
Dianthus Therapeutics Inc *	8,603	378
Disc Medicine Inc, Cl A *	3,182	297
Editas Medicine Inc, Cl A *	39,733	96
Elanco Animal Health Inc *	12,226	284
Electromed Inc *	2,377	64
Embecta Corp	4,931	63
Emergent BioSolutions Inc *	26,233	293
Encompass Health Corp	13,999	1,627
Enhabit Inc *	44,826	401
Ensign Group Inc/The	5,450	1,011
Entrada Therapeutics Inc *	11,457	118
Envista Holdings Corp *	11,436	239
Esperion Therapeutics Inc *	27,860	112
Eton Pharmaceuticals Inc *	11,420	184
Fortrea Holdings Inc *	7,237	92
Fulgent Genetics Inc *	10,630	314
GeneDx Holdings Corp, Cl A *	1,558	260
Globus Medical Inc, Cl A *	6,452	587
Gossamer Bio Inc *	46,560	156
GRAIL Inc *	1,918	212
Guardant Health Inc *	4,588	497
Guardian Pharmacy Services Inc, Cl A *	6,260	183
Haemonetics Corp *	7,640	622
Heron Therapeutics Inc *	58,294	68
Immunome Inc *	9,767	180
Indivior PLC *	11,782	396
Inmode Ltd *	33,398	476
Insmed Inc *	3,030	630
Integra LifeSciences Holdings Corp *	13,647	179
Ionis Pharmaceuticals Inc *	3,476	288
iRadimed Corp	3,526	329
iRhythm Technologies Inc *	2,390	449
Ironwood Pharmaceuticals Inc, Cl A *	74,912	262
Jazz Pharmaceuticals PLC *	1,622	286

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2025

Small Cap II Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
KalVista Pharmaceuticals Inc *	11,570	$167
Keros Therapeutics Inc *	11,123	194
Kestra Medical Technologies *	11,264	304
Kiniksa Pharmaceuticals International PLC, Cl A *	6,165	262
Kodiak Sciences Inc *	4,780	110
KORU Medical Systems Inc *	8,638	51
Kura Oncology Inc *	7,084	86
Kymera Therapeutics Inc *	3,643	247
LeMaitre Vascular Inc	7,388	613
LENZ Therapeutics Inc *	2,630	80
Ligand Pharmaceuticals Inc *	1,899	386
Madrigal Pharmaceuticals Inc *	828	494
Maze Therapeutics Inc *	6,980	263
MBX Biosciences Inc *	4,140	143
Mineralys Therapeutics Inc *	8,016	346
Mirum Pharmaceuticals Inc *	3,965	290
Molina Healthcare Inc *	14,915	2,211
Monte Rosa Therapeutics Inc *	11,714	189
Myriad Genetics Inc *	25,710	196
National Research Corp, Cl A	4,816	82
Nektar Therapeutics, Cl A *	3,410	222
Neurogene Inc *	5,330	112
NeuroPace Inc *	12,565	206
Nkarta Inc *	36,262	69
Nutex Health Inc *	550	63
Nuvation Bio Inc *	25,905	208
Olema Pharmaceuticals Inc *	11,287	320
OptimizeRx Corp *	4,087	62
Option Care Health Inc *	18,255	568
Organogenesis Holdings Inc, Cl A *	16,520	86
PACS Group Inc *	10,502	351
Pediatrix Medical Group Inc *	11,725	282
Pennant Group Inc/The *	6,857	190
Perspective Therapeutics Inc *	30,760	72
Phathom Pharmaceuticals Inc *	10,249	160
Phibro Animal Health Corp, Cl A	6,557	275
Praxis Precision Medicines Inc *	1,342	264
Precigen Inc *	42,383	162
Prestige Consumer Healthcare Inc *	14,472	862
Progyny Inc *	71,280	1,880
Protagonist Therapeutics Inc *	5,033	453
Prothena Corp PLC *	6,909	74
PTC Therapeutics Inc *	4,631	398
Puma Biotechnology Inc *	57,624	291
Quantum-Si Inc *	48,350	68
Quest Diagnostics Inc	3,580	677
QuidelOrtho Corp *	7,177	196
Rapport Therapeutics Inc *	8,480	252
REGENXBIO Inc *	6,812	91
Replimune Group Inc, Cl Rights *	16,096	161
Revolution Medicines Inc *	4,147	322
Rhythm Pharmaceuticals Inc *	3,700	404

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Rigel Pharmaceuticals Inc *	6,607	$334
Savara Inc *	24,020	151
Septerna Inc *	5,790	168
Sionna Therapeutics Inc *	1,885	82
STERIS PLC	2,942	783
Stoke Therapeutics Inc *	7,546	233
Tactile Systems Technology Inc *	10,010	257
Talkspace Inc *	17,049	58
Tango Therapeutics Inc *	24,638	269
Tarsus Pharmaceuticals Inc *	4,683	374
Taysha Gene Therapies Inc *	52,824	250
Terns Pharmaceuticals Inc *	10,964	308
Theravance Biopharma Inc *	31,223	634
Tonix Pharmaceuticals Holding Corp *	3,612	58
Travere Therapeutics Inc *	7,030	249
Trevi Therapeutics Inc *	26,507	350
TruBridge Inc *	13,462	296
UroGen Pharma Ltd *	17,029	491
US Physical Therapy Inc	7,251	535
Varex Imaging Corp *	5,077	59
Verastem Inc *	9,540	101
Viemed Healthcare Inc *	11,513	80
Xencor Inc *	7,223	125
Xeris Biopharma Holdings Inc *	19,516	140
Zenas Biopharma Inc *	5,175	201
Zevra Therapeutics Inc *	21,339	180

		47,044
Industrials — 18.0%
3D Systems Corp *	29,450	61
AAON Inc	7,183	671
Aebi Schmidt Holding AG	17,623	210
AeroVironment Inc *	1,515	423
AerSale Corp *	55,564	359
Air Lease Corp, Cl A	6,409	410
Allient Inc	1,948	105
Alta Equipment Group Inc	13,211	64
Amprius Technologies Inc *	19,314	219
Argan Inc	1,839	727
Astec Industries Inc	50,076	2,216
Astronics Corp *	11,151	609
Atkore Inc	4,297	288
AZZ Inc	5,047	532
Bloom Energy Corp, Cl A *	4,180	457
Booz Allen Hamilton Holding Corp, Cl A	5,952	497
Bowman Consulting Group Ltd, Cl A *	9,804	355
Brookfield Business Corp, Cl A	5,762	201
BWX Technologies Inc	4,021	719
CACI International Inc, Cl A *	2,100	1,296
Carlisle Cos Inc	1,756	559
CECO Environmental Corp *	5,457	285
Clean Harbors Inc *	2,942	669
Concentrix Corp	11,180	405
Construction Partners Inc, Cl A *	1,746	190

SEI Institutional Investments Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Costamare Bulkers Holdings *	4,400	$72
Costamare Inc	51,992	794
Ducommun Inc *	2,090	192
Dycom Industries Inc *	1,374	497
Enerpac Tool Group Corp, Cl A	9,364	355
Enpro Inc	4,149	925
Enviri Corp *	28,364	520
Eos Energy Enterprises Inc *	10,774	162
ESCO Technologies Inc	2,022	431
ExlService Holdings Inc *	11,363	451
Flowserve Corp	3,579	255
Freyr Battery Inc *	24,980	103
FTAI Infrastructure Inc	13,085	56
Gates Industrial Corp PLC *	41,758	950
GFL Environmental Inc	14,024	638
Global Industrial Co	3,964	114
Graham Corp *	4,459	256
Healthcare Services Group Inc *	14,216	267
Hertz Global Holdings Inc *	38,780	203
Hexcel Corp	16,582	1,264
Hudson Technologies Inc *	8,169	56
Huron Consulting Group Inc *	6,370	1,049
IBEX Holdings Ltd *	13,279	467
IES Holdings Inc *	1,087	455
Interface Inc, Cl A	9,013	252
ITT Inc	4,092	754
Karat Packaging Inc	1,462	32
Karman Holdings Inc *	3,125	209
KBR Inc	10,195	420
Korn Ferry	7,780	512
Kratos Defense & Security Solutions Inc *	3,321	253
Landstar System Inc	3,854	504
Liquidity Services Inc *	5,334	160
LSI Industries Inc	13,729	251
Luxfer Holdings PLC	12,002	150
Lyft Inc, Cl A *	76,579	1,610
Matrix Service Co *	8,851	103
Mercury Systems Inc *	3,094	216
Microvast Holdings Inc *	23,894	84
Modine Manufacturing Co *	3,657	593
Montana Technologies Corp *	43,158	141
NEXTracker Inc, Cl A *	5,020	460
Nordson Corp	2,691	640
nVent Electric PLC	6,709	720
Orion Group Holdings Inc *	24,778	248
Park-Ohio Holdings Corp	2,801	60
Perma-Fix Environmental Services Inc *	8,170	100
Planet Labs PBC *	17,063	203
Powell Industries Inc	715	231
Preformed Line Products Co	2,560	525
Primoris Services Corp	2,296	291
RCM Technologies Inc *	5,008	98
Regal Rexnord Corp	4,408	644

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Spire Global Inc *	20,998	$172
SPX Technologies Inc *	2,791	600
Standex International Corp	6,671	1,635
Sterling Infrastructure Inc *	1,425	491
Terex Corp	11,494	531
Tetra Tech Inc	16,304	566
TransUnion	8,390	714
Tutor Perini Corp *	8,865	608
UFP Industries Inc	4,538	422
UniFirst Corp/MA	3,010	519
V2X Inc *	1,461	80
Valmont Industries Inc	4,255	1,757
Voyager Technologies Inc, Cl A *	6,260	141
VSE Corp	1,233	222
Watts Water Technologies Inc, Cl A	1,314	363
WESCO International Inc	10,248	2,740
Willdan Group Inc *	4,048	408
Xometry Inc, Cl A *	5,960	348
Zurn Elkay Water Solutions Corp	10,000	477

		46,317
Information Technology — 12.8%
8x8 Inc *	50,608	98
Advanced Energy Industries Inc	3,174	670
Aeva Technologies Inc *	8,380	94
Alpha & Omega Semiconductor Ltd *	3,115	63
Amkor Technology Inc	13,306	484
Applied Digital Corp *	6,273	170
Arlo Technologies Inc *	9,804	142
Arteris Inc *	16,510	237
Backblaze Inc, Cl A *	49,959	237
Bel Fuse Inc, Cl A	2,486	327
Bel Fuse Inc, Cl B	1,697	261
Belden Inc	4,612	523
Bentley Systems Inc, Cl B	12,339	518
BigCommerce Holdings Inc *	52,568	241
BK Technologies Corp *	6,156	394
BurTech Acquisition Corp, Cl A *	57,590	144
Cerence Inc *	7,660	85
CEVA Inc *	3,160	68
Cipher Mining Inc *	5,539	113
Clear Secure Inc, Cl A	22,986	816
Cognex Corp	14,184	540
Cohu Inc *	23,199	564
CommScope Holding Co Inc *	17,220	340
CompoSecure Inc, Cl A *	15,054	299
Corsair Gaming Inc *	31,180	203
Credo Technology Group Holding Ltd *	5,052	897
Daktronics Inc *	10,940	207
Diodes Inc *	7,366	340
Domo Inc, Cl B *	19,640	225
Eastman Kodak Co *	11,590	89
Evolv Technologies Holdings Inc *	32,908	210
Fabrinet *	1,449	666

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2025

Small Cap II Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
FormFactor Inc *	4,556	$251
Harmonic Inc *	61,532	588
Hut 8 Corp *	2,648	119
Immersion Corp	44,563	317
Inseego Corp *	13,470	147
InterDigital Inc	1,158	414
IonQ Inc *	4,358	215
JFrog Ltd *	5,560	339
Kaltura Inc *	102,130	150
Kimball Electronics Inc *	9,774	283
Kopin Corp *	80,531	197
Kulicke & Soffa Industries Inc	15,141	683
Life360 Inc *	3,123	249
Littelfuse Inc	3,163	810
Lumentum Holdings Inc *	6,468	2,103
MACOM Technology Solutions Holdings Inc *	1,712	300
Mirion Technologies Inc, Cl A *	14,078	366
Mitek Systems Inc *	26,690	237
N-able Inc/US *	15,020	108
NETGEAR Inc *	3,041	81
nLight Inc *	11,515	406
Ooma Inc *	15,937	179
Open Text Corp	47,428	1,596
OSI Systems Inc *	967	262
Ouster Inc *	4,712	108
Pagaya Technologies Ltd, Cl A *	6,064	151
Photronics Inc *	89,446	2,049
Power Integrations Inc	13,340	448
Rambus Inc *	5,636	539
Red Violet Inc	9,351	507
Ribbon Communications Inc *	20,013	57
Richardson Electronics Ltd/United States	15,336	160
Rimini Street Inc *	18,480	70
Rogers Corp *	5,278	442
SanDisk Corp *	1,247	278
Sanmina Corp *	3,129	489
Silicon Laboratories Inc *	4,727	603
Silicon Motion Technology Corp ADR	14,523	1,292
Silvaco Group Inc *	25,205	115
SiTime Corp *	1,150	342
SkyWater Technology Inc *	21,949	338
SoundThinking Inc *	9,304	58
Telos Corp *	74,107	428
Terawulf Inc *	25,163	390
TSS Inc/MD *	11,451	110
TTM Technologies Inc *	9,342	656
Universal Display Corp	5,161	614
Viasat Inc *	7,826	269
Viavi Solutions Inc *	82,186	1,474
Weave Communications Inc *	26,390	168
WM Technology Inc *	273,440	232

		33,052

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Materials — 5.9%
AptarGroup Inc	3,408	$425
Ardagh Metal Packaging SA	109,857	412
Arq Inc *	17,950	67
Axalta Coating Systems Ltd *	17,460	526
Cabot Corp	7,396	463
Caledonia Mining Corp PLC	17,939	553
Century Aluminum Co *	6,074	182
Cleveland-Cliffs Inc *	178,088	2,322
Commercial Metals Co	32,132	2,049
Contango ORE Inc *	8,596	208
Dakota Gold Corp *	21,240	99
Flotek Industries Inc *	11,819	169
Hecla Mining Co	30,650	516
Hudbay Minerals Inc	89,972	1,526
Idaho Strategic Resources Inc *	13,980	555
Ingevity Corp *	6,360	332
Innospec Inc	2,683	201
Intrepid Potash Inc *	12,787	324
Lifezone Metals Ltd *	38,943	152
Mativ Holdings Inc	15,193	190
O-I Glass Inc *	20,472	276
Perpetua Resources Corp *	17,301	445
Quaker Chemical Corp	1,858	256
Reliance Inc	2,235	624
Royal Gold Inc	3,146	641
Silgan Holdings Inc	10,435	414
US Gold Corp *	30,294	523
US Goldmining Inc *	6,130	60
Vox Royalty Corp	78,353	375
Warrior Met Coal Inc	3,228	253

		15,138
Real Estate — 4.5%
Agree Realty Corp ‡	9,761	734
Alexander's Inc ‡	1,366	290
American Healthcare REIT Inc ‡	7,161	364
Brixmor Property Group Inc ‡	9,449	247
CareTrust REIT Inc ‡	19,037	715
CBL & Associates Properties Inc ‡	3,795	127
COPT Defense Properties ‡	18,161	558
CTO Realty Growth Inc ‡	36,234	655
FirstService Corp	3,170	497
FrontView REIT Inc ‡	20,225	309
Highwoods Properties Inc ‡	51,051	1,419
LXP Industrial Trust ‡	5,180	251
National Storage Affiliates Trust ‡	33,114	975
Newmark Group Inc, Cl A	67,123	1,167
One Liberty Properties Inc ‡	11,321	236
Park Hotels & Resorts Inc ‡	22,030	238
Postal Realty Trust Inc, Cl A ‡	29,011	451
Real Brokerage Inc/The *	15,179	60
Ryman Hospitality Properties Inc ‡	6,613	631
Service Properties Trust ‡	146,746	255

SEI Institutional Investments Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
STAG Industrial Inc ‡	16,858	$662
Terreno Realty Corp ‡	10,535	662

		11,503
Utilities — 2.1%
Black Hills Corp	5,299	391
Brookfield Infrastructure Corp, Cl A	13,249	605
Cadiz Inc *	51,172	285
Chesapeake Utilities Corp	5,062	704
Consolidated Water Co Ltd	14,540	498
Genie Energy Ltd, Cl B	6,634	96
Hallador Energy Co *	38,607	787
IDACORP Inc, Cl Rights	6,252	824
Ormat Technologies Inc	3,147	355
Portland General Electric Co	8,935	454
Spire Inc	3,853	341
Talen Energy Corp *	390	154

		5,494
Total Common Stock
(Cost $191,637) ($ Thousands)		252,411

EXCHANGE-TRADED FUND — 0.1%

Equity — 0.1%
iShares Russell 2000 Value ETF	1,328	242

Total Exchange-Traded Fund
(Cost $213) ($ Thousands)		242
	Number of Rights
RIGHTS — 0.0%
Verve Therapeutics Inc *‡‡	21,810	–
Total Rights
(Cost $—) ($ Thousands)		–

	Shares
CASH EQUIVALENT — 2.2%
SEI Daily Income Trust, Government Fund, Institutional Class
3.950%**†	5,593,694	5,594
Total Cash Equivalent
(Cost $5,594) ($ Thousands)		5,594
Total Investments in Securities — 100.2%
(Cost $197,444) ($ Thousands)		$258,247

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2025

Small Cap II Fund (Concluded)

A list of the open futures contracts held by the Fund at November 30, 2025, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation(Thousands)
Long Contracts
Russell 2000 Index E-MINI	16	Dec-2025	$1,942	$2,004	$62

Percentages are based on Net Assets of $257,798 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of November 30, 2025.
‡	Real Estate Investment Trust.
‡‡	Expiration date not available.
†	Investment in Affiliated Security (see Note 6).

The following is a summary of the level of inputs used as of November 30, 2025, in valuing the Fund's investments and other financial instruments carried at value ($ Thousands):
Investments in Securities	Level 1 ($)		Level 2 ($)	Level 3 ($)	Total ($)
Common Stock	252,411		–	–	252,411
Exchange-Traded Fund	242		–	–	242
Rights	–	^	–	–	–	^
Cash Equivalent	5,594		–	–	5,594
Total Investments in Securities	258,247		–	–	258,247

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	62	–	–	62
Total Other Financial Instruments	62	–	–	62

*	Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
^	This category includes securities with a value of $0.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The following is a summary of the Fund’s transactions with affiliates for the period ended November 30, 2025 ($ Thousands):

Security Description	Value 5/31/2025	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 11/30/2025	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$10,894	$33,750	$(39,050)	$—	$—	$5,594	$119	$—

Amounts designated as “—” are either $0 or have been rounded to $0.

See “Glossary” for abbreviations

The accompanying notes are an integral part of the financial statements.

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2025

Small/Mid Cap Equity Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 96.9%

Communication Services — 2.4%
AMC Networks Inc, Cl A *	22,800	$203
Cars.com Inc *	103,830	1,204
EverQuote Inc, Cl A *	50,580	1,335
Fox Corp	57,100	3,740
Match Group Inc	57,900	1,929
New York Times Co/The, Cl A	33,659	2,171
Nexstar Media Group Inc, Cl A	22,800	4,381
Playtika Holding Corp	56,700	230
QuinStreet Inc *	70,900	990
Shutterstock Inc	19,900	414
Sirius XM Holdings Inc	95,510	2,031
TEGNA Inc	49,300	962
Uniti Group Inc *	42,963	274
Yelp Inc, Cl A *	31,100	899
Ziff Davis Inc *	19,600	643
ZoomInfo Technologies Inc, Cl A *	62,900	624

		22,030
Consumer Discretionary — 11.1%
Academy Sports & Outdoors Inc	14,800	714
ADT Inc	345,920	2,854
Adtalem Global Education Inc *	10,918	1,011
Amer Sports Inc *	33,690	1,251
Autoliv Inc	17,250	2,035
AutoNation Inc *	6,200	1,310
Bloomin' Brands Inc	53,700	381
Boot Barn Holdings Inc *	14,500	2,810
BorgWarner Inc	84,820	3,652
Brunswick Corp/DE	36,818	2,434
Buckle Inc/The	31,010	1,752
Burlington Stores Inc *	14,211	3,585
Carter's Inc	12,100	386
Carvana Co, Cl A *	4,200	1,573
Churchill Downs Inc	18,834	2,055
Crocs Inc *	14,400	1,224
Dick's Sporting Goods Inc	14,838	3,065
Domino's Pizza Inc	4,690	1,968
Dorman Products Inc *	8,620	1,140
Expedia Group Inc	6,800	1,739
Gap Inc/The	41,700	1,129
Garrett Motion Inc	144,430	2,387
G-III Apparel Group Ltd *	38,000	1,108
Goodyear Tire & Rubber Co/The *	71,642	620
Group 1 Automotive Inc	8,900	3,569
Harley-Davidson Inc	60,400	1,479
Haverty Furniture Cos Inc	38,200	909
Jack in the Box Inc	7,184	142
JAKKS Pacific Inc	15,700	258
Kohl's Corp	24,700	607
Laureate Education Inc, Cl A *	45,510	1,406
Macy's Inc	43,100	964
Mattel Inc *	78,600	1,660

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
MGM Resorts International *	44,200	$1,560
Mohawk Industries Inc *	7,800	904
National Vision Holdings Inc *	67,690	1,953
Ollie's Bargain Outlet Holdings Inc *	41,315	5,086
Patrick Industries Inc	8,688	940
Peloton Interactive Inc, Cl A *	180,760	1,227
Perdoceo Education Corp	79,302	2,217
Phinia Inc	27,000	1,460
Planet Fitness Inc, Cl A *	13,000	1,456
Pool Corp	15,655	3,814
PulteGroup Inc	18,600	2,366
PVH Corp	13,300	1,127
Rush Street Interactive Inc *	66,670	1,229
SharkNinja Inc *	12,670	1,236
Signet Jewelers Ltd	8,000	801
Sonic Automotive Inc, Cl A	17,640	1,112
Standard Motor Products Inc	43,180	1,621
Tapestry Inc	21,600	2,361
Toll Brothers Inc	32,400	4,531
Travel + Leisure Co	73,315	5,028
Upbound Group Inc, Cl A	38,200	685
Urban Outfitters Inc *	22,830	1,691
Wingstop Inc	9,293	2,460

		100,042
Consumer Staples — 3.6%
Albertsons Cos Inc, Cl A	167,200	3,065
Bunge Global SA	12,000	1,153
Casey's General Stores Inc	13,648	7,786
Chefs' Warehouse Inc/The *	19,930	1,222
Church & Dwight Co Inc	33,811	2,879
Conagra Brands Inc	38,100	680
Energizer Holdings Inc	50,900	928
Fresh Del Monte Produce Inc	64,500	2,331
Herbalife Ltd *	129,900	1,654
Ingredion Inc	17,300	1,860
Molson Coors Beverage Co, Cl B	63,300	2,944
PriceSmart Inc	19,137	2,356
Reynolds Consumer Products Inc	57,110	1,426
Smithfield Foods Inc	64,540	1,395
Vital Farms Inc *	28,491	932

		32,611
Energy — 3.1%
APA Corp	136,930	3,419
California Resources Corp	30,130	1,440
Civitas Resources Inc	39,600	1,163
CNX Resources Corp *	26,100	1,014
DHT Holdings Inc	105,750	1,378
DT Midstream Inc	19,267	2,340
Excelerate Energy Inc, Cl A	42,370	1,190
Helmerich & Payne Inc	27,900	778
HF Sinclair Corp	36,800	1,947
Matador Resources Co	91,842	3,894

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2025

Small/Mid Cap Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Murphy Oil Corp	49,161	$1,577
Ovintiv Inc	35,400	1,450
Par Pacific Holdings Inc *	39,880	1,820
Scorpio Tankers Inc	18,000	1,032
SM Energy Co	19,200	366
TechnipFMC PLC	33,300	1,507
World Kinect Corp	64,600	1,497

		27,812
Financials — 15.9%
1st Source Corp	20,440	1,276
Affiliated Managers Group Inc	12,300	3,307
Ally Financial Inc	40,300	1,664
Annaly Capital Management Inc ‡	32,200	734
Ares Capital Corp	35,700	736
Artisan Partners Asset Management Inc, Cl A	28,150	1,168
Associated Banc-Corp	54,400	1,430
Axos Financial Inc *	16,350	1,344
Banco Latinoamericano de Comercio Exterior SA, Cl E	41,700	1,872
Blue Owl Capital Corp	69,500	915
Chimera Investment Corp ‡	72,000	921
Citizens Financial Group Inc	77,700	4,204
CNA Financial Corp	18,800	879
CNO Financial Group Inc	79,400	3,250
Cohen & Steers Inc	25,793	1,631
Corebridge Financial Inc	23,000	690
Customers Bancorp Inc *	20,610	1,420
East West Bancorp Inc	13,900	1,483
Employers Holdings Inc	25,650	1,022
Enova International Inc *	15,180	1,990
Equitable Holdings Inc	15,800	738
Essent Group Ltd	17,600	1,105
Everest Group Ltd	2,600	817
EVERTEC Inc	34,980	1,011
EZCORP Inc, Cl A *	92,340	1,780
FactSet Research Systems Inc	6,656	1,845
Federated Hermes Inc, Cl B	40,700	2,042
Fidelis Insurance Holdings Ltd	49,400	941
First American Financial Corp	22,230	1,462
First Busey Corp	27,700	652
First Financial Bancorp	51,150	1,273
First Financial Bankshares Inc	69,140	2,160
First Hawaiian Inc	55,200	1,376
First Horizon Corp	105,800	2,364
FirstCash Holdings Inc	18,335	2,904
FNB Corp/PA	81,000	1,348
Franklin Resources Inc	56,740	1,282
FS KKR Capital Corp	35,800	576
Fulton Financial Corp	56,300	1,022
Globe Life Inc	12,500	1,684
Green Dot Corp, Cl A *	117,820	1,481
Hamilton Lane Inc, Cl A	17,820	2,208

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Hancock Whitney Corp	27,200	$1,648
Hanmi Financial Corp	62,800	1,735
HCI Group Inc	9,930	1,765
Home BancShares Inc/AR	83,932	2,355
International Money Express Inc *	46,200	704
Jack Henry & Associates Inc	12,480	2,177
Jackson Financial Inc, Cl A	29,030	2,845
Kinsale Capital Group Inc	11,452	4,408
Lincoln National Corp	20,780	855
MarketAxess Holdings Inc	6,724	1,102
MGIC Investment Corp	81,200	2,302
Miami International Holdings *	37,965	1,732
Moelis & Co, Cl A	44,020	2,825
Morningstar Inc	8,472	1,820
Navient Corp	65,200	808
NCR Atleos Corp *	8,100	300
Nicolet Bankshares Inc	9,460	1,192
OFG Bancorp	42,300	1,681
Old Republic International Corp	38,100	1,756
OneMain Holdings Inc, Cl A	22,800	1,414
Palomar Holdings Inc, Cl A *	9,560	1,187
Peoples Bancorp Inc/OH	48,000	1,422
Piper Sandler Cos	8,815	2,961
PJT Partners Inc, Cl A	8,360	1,405
Popular Inc	29,700	3,407
Preferred Bank/Los Angeles CA	14,940	1,410
Primerica Inc	12,276	3,159
PROG Holdings Inc	36,500	1,050
Prosperity Bancshares Inc	28,667	1,970
QCR Holdings Inc	17,930	1,464
Radian Group Inc	40,700	1,447
Regions Financial Corp	63,600	1,619
Reinsurance Group of America Inc, Cl A	3,900	740
Rithm Capital Corp ‡	85,300	980
Ryan Specialty Holdings Inc, Cl A	60,135	3,492
Skyward Specialty Insurance Group Inc *	23,386	1,145
SLM Corp	25,400	744
Stifel Financial Corp	30,690	3,744
Universal Insurance Holdings Inc	7,500	248
Unum Group	39,000	2,963
Victory Capital Holdings Inc, Cl A	22,000	1,384
Virtu Financial Inc, Cl A	35,060	1,254
Voya Financial Inc	18,630	1,310
Western Union Co/The	87,100	766
Zions Bancorp NA	44,500	2,369

		143,071
Health Care — 13.1%
Amneal Pharmaceuticals Inc *	175,320	2,195
ANI Pharmaceuticals Inc *	16,010	1,358
Arcutis Biotherapeutics Inc *	55,660	1,706
Axsome Therapeutics Inc *	10,655	1,614
Baxter International Inc	48,100	901
BioMarin Pharmaceutical Inc *	18,700	1,046

SEI Institutional Investments Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Bio-Techne Corp	39,295	$2,535
Bridgebio Pharma Inc *	38,380	2,764
Certara Inc *	153,984	1,410
Chemed Corp	4,387	1,927
Collegium Pharmaceutical Inc *	29,200	1,363
DaVita Inc *	9,700	1,161
Elanco Animal Health Inc *	68,120	1,585
Encompass Health Corp	29,934	3,479
Ensign Group Inc/The	56,751	10,530
Envista Holdings Corp *	68,840	1,439
Exelixis Inc *	76,900	3,397
GeneDx Holdings Corp, Cl A *	11,105	1,854
Globus Medical Inc, Cl A *	40,058	3,647
Guardant Health Inc *	32,985	3,576
Halozyme Therapeutics Inc *	17,390	1,242
Harmony Biosciences Holdings Inc *	43,700	1,542
HealthEquity Inc *	53,133	5,588
Illumina Inc *	16,300	2,143
Incyte Corp *	34,340	3,587
Indivior PLC *	60,140	2,021
Insmed Inc *	16,325	3,392
Jazz Pharmaceuticals PLC *	27,200	4,802
LeMaitre Vascular Inc	24,507	2,033
Ligand Pharmaceuticals Inc *	6,702	1,362
MannKind Corp *	191,950	1,027
Medpace Holdings Inc *	2,300	1,363
Merit Medical Systems Inc *	21,860	1,893
MoonLake Immunotherapeutics, Cl A *	4,695	64
Organon & Co	106,100	818
Pediatrix Medical Group Inc *	84,100	2,026
Protagonist Therapeutics Inc *	16,540	1,489
PTC Therapeutics Inc *	18,200	1,565
Quest Diagnostics Inc	11,875	2,246
RadNet Inc *	26,975	2,233
Repligen Corp *	25,132	4,298
Rhythm Pharmaceuticals Inc *	15,440	1,684
Soleno Therapeutics Inc *	15,060	760
STERIS PLC	9,757	2,598
Supernus Pharmaceuticals Inc *	19,635	895
Tenet Healthcare Corp *	15,000	3,253
United Therapeutics Corp *	5,400	2,624
Universal Health Services Inc, Cl B	17,910	4,363
US Physical Therapy Inc	24,053	1,776
Varex Imaging Corp *	64,000	740
Veracyte Inc *	40,740	1,929
Waystar Holding Corp *	30,310	1,119

		117,962
Industrials — 22.8%
AAON Inc	69,463	6,493
ABM Industries Inc	30,770	1,323
Advanced Drainage Systems Inc	36,976	5,634
AGCO Corp	21,200	2,246
Air Lease Corp, Cl A	21,255	1,359

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Allegion PLC	7,790	$1,293
Allison Transmission Holdings Inc	25,900	2,296
American Superconductor Corp *	23,235	722
Apogee Enterprises Inc	26,800	976
ArcBest Corp	14,700	943
Argan Inc	13,845	5,472
Armstrong World Industries Inc	6,960	1,321
Astec Industries Inc	30,990	1,372
Atkore Inc	19,600	1,312
Atmus Filtration Technologies Inc	28,920	1,464
Axon Enterprise Inc *	6,867	3,709
AZZ Inc	16,716	1,762
Beta Technologies Inc, Cl A *	19,310	527
Bloom Energy Corp, Cl A *	18,180	1,986
Booz Allen Hamilton Holding Corp, Cl A	19,742	1,648
Brink's Co/The	24,780	2,784
Builders FirstSource Inc *	5,000	561
BWX Technologies Inc	5,900	1,055
Carlisle Cos Inc	5,824	1,852
Carpenter Technology Corp	4,775	1,521
Casella Waste Systems Inc, Cl A *	32,875	3,169
Cimpress PLC *	22,110	1,522
CNH Industrial NV	170,000	1,603
Comfort Systems USA Inc	1,908	1,864
Concentrix Corp	37,139	1,345
Construction Partners Inc, Cl A *	21,613	2,356
Copart Inc *	65,229	2,543
Costamare Inc	121,900	1,861
Crane Co	17,118	3,137
CSG Systems International Inc	13,150	1,036
Deluxe Corp	43,900	892
DNOW Inc *	43,300	604
EMCOR Group Inc	2,820	1,735
EnerSys	19,700	2,819
Ennis Inc	45,100	787
ExlService Holdings Inc *	128,328	5,099
Exponent Inc	54,650	3,951
Federal Signal Corp	5,560	634
Gates Industrial Corp PLC *	73,200	1,666
GATX Corp	9,050	1,447
Genpact Ltd	64,100	2,824
GFL Environmental Inc	46,518	2,115
Great Lakes Dredge & Dock Corp *	112,970	1,443
Greenbrier Cos Inc/The	22,900	1,019
Hayward Holdings Inc *	84,570	1,391
Helios Technologies Inc	25,280	1,365
Hexcel Corp	29,121	2,220
Huntington Ingalls Industries Inc	4,700	1,474
Huron Consulting Group Inc *	8,154	1,342
IBEX Holdings Ltd *	33,660	1,185
Interface Inc, Cl A	123,120	3,436
Joby Aviation Inc *	41,541	599
KBR Inc	33,840	1,395

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2025

Small/Mid Cap Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Landstar System Inc	12,783	$1,673
ManpowerGroup Inc	14,300	411
MasTec Inc *	7,480	1,600
Matson Inc	20,200	2,201
Mercury Systems Inc *	26,231	1,833
MillerKnoll Inc	67,200	1,064
Modine Manufacturing Co *	16,740	2,714
Mueller Industries Inc	13,700	1,505
MYR Group Inc *	6,360	1,427
NEXTracker Inc, Cl A *	39,245	3,596
Nordson Corp	8,925	2,121
nVent Electric PLC	22,238	2,386
Oshkosh Corp	29,800	3,820
Owens Corning	19,700	2,231
Primoris Services Corp	11,820	1,496
Quad/Graphics Inc, Cl A	86,600	497
RBC Bearings Inc *	23,196	10,322
REV Group Inc	23,340	1,243
Rollins Inc	82,262	5,057
Ryder System Inc	15,400	2,667
Science Applications International Corp	12,670	1,092
Snap-on Inc	4,050	1,377
SPX Technologies Inc *	17,256	3,711
Standex International Corp	8,472	2,077
Sterling Infrastructure Inc *	12,240	4,214
Terex Corp	17,600	813
Tetra Tech Inc	54,082	1,879
Textron Inc	43,500	3,617
TransUnion	27,835	2,367
UFP Industries Inc	15,052	1,400
UniFirst Corp/MA	9,984	1,723
United Airlines Holdings Inc *	16,200	1,652
Valmont Industries Inc	10,407	4,298
VSE Corp	18,380	3,312
Watsco Inc	6,819	2,362
WESCO International Inc	12,632	3,378
Worthington Enterprises Inc	22,260	1,221
Zurn Elkay Water Solutions Corp	38,110	1,818

		205,684
Information Technology — 14.6%
ACI Worldwide Inc *	22,780	1,067
ACM Research Inc, Cl A *	27,300	912
Adeia Inc	66,900	828
Amdocs Ltd	25,900	1,981
Amkor Technology Inc	85,730	3,120
Arrow Electronics Inc *	16,000	1,728
Avnet Inc	26,500	1,259
Axcelis Technologies Inc *	16,850	1,395
Bentley Systems Inc, Cl B	40,921	1,717
Blackbaud Inc *	19,760	1,114
Calix Inc *	29,450	1,628
Cirrus Logic Inc *	24,900	2,996
Clear Secure Inc, Cl A	76,244	2,707

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Cognex Corp	47,047	$1,792
CommVault Systems Inc *	11,810	1,459
Confluent Inc, Cl A *	59,480	1,323
Credo Technology Group Holding Ltd *	22,495	3,995
Descartes Systems Group Inc/The *	33,000	2,720
Digi International Inc *	37,450	1,567
Dropbox Inc, Cl A *	94,700	2,830
Elastic NV *	16,170	1,140
EPAM Systems Inc *	10,253	1,917
Fabrinet *	12,750	5,857
Fair Isaac Corp *	1,812	3,272
Five9 Inc *	46,240	906
Flex Ltd *	26,020	1,538
FormFactor Inc *	23,470	1,291
Gen Digital Inc	111,110	2,930
HubSpot Inc *	4,483	1,647
indie Semiconductor Inc, Cl A *	134,780	480
InterDigital Inc	13,310	4,762
IonQ Inc *	23,515	1,159
Jabil Inc	18,530	3,904
Keysight Technologies Inc *	27,230	5,390
Kulicke & Soffa Industries Inc	50,402	2,274
Littelfuse Inc	10,514	2,692
Mirion Technologies Inc, Cl A *	133,445	3,472
Monolithic Power Systems Inc	4,816	4,470
Nova Ltd *	11,305	3,537
Novanta Inc *	26,917	3,059
Onto Innovation Inc *	12,637	1,809
OSI Systems Inc *	17,285	4,682
Pegasystems Inc	25,840	1,415
Photronics Inc *	45,900	1,052
Power Integrations Inc	44,249	1,487
Rambus Inc *	50,040	4,782
RingCentral Inc, Cl A *	33,000	932
Sanmina Corp *	11,900	1,858
Skyworks Solutions Inc	29,880	1,971
TD SYNNEX Corp	12,800	1,952
TTM Technologies Inc *	23,470	1,647
Turtle Beach Corp *	47,300	656
Tyler Technologies Inc *	9,347	4,390
UiPath Inc, Cl A *	116,630	1,616
Universal Display Corp	17,388	2,068
Varonis Systems Inc, Cl B *	43,670	1,444
Vertex Inc, Cl A *	99,382	1,955
Viavi Solutions Inc *	81,360	1,460
Xerox Holdings Corp	43,900	122

		131,133
Materials — 4.0%
AptarGroup Inc	11,270	1,406
Balchem Corp	32,902	5,140
Cabot Corp	15,600	976
Celanese Corp, Cl A	9,200	383
CF Industries Holdings Inc	13,700	1,078

SEI Institutional Investments Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Commercial Metals Co	23,780	$1,517
Crown Holdings Inc	13,330	1,291
Eastman Chemical Co	14,200	882
Glatfelter Corp *	7,654	108
Kaiser Aluminum Corp	19,130	1,837
Materion Corp	12,240	1,496
Mosaic Co/The	34,700	850
NewMarket Corp	3,400	2,596
O-I Glass Inc *	148,660	2,004
Quaker Chemical Corp	6,202	855
Reliance Inc	7,411	2,070
Royal Gold Inc	10,392	2,118
Ryerson Holding Corp	17,000	390
Sensient Technologies Corp	27,276	2,659
Sonoco Products Co	31,100	1,311
Steel Dynamics Inc	13,000	2,182
SunCoke Energy Inc	170,600	1,112
TriMas Corp	42,750	1,457

		35,718
Real Estate — 4.5%
Alexander & Baldwin Inc ‡	71,280	1,114
American Assets Trust Inc ‡	36,700	716
Apple Hospitality REIT Inc ‡	105,000	1,248
Brandywine Realty Trust ‡	80,600	277
Brixmor Property Group Inc ‡	45,100	1,179
CareTrust REIT Inc ‡	108,738	4,081
CoStar Group Inc *	46,257	3,183
CTO Realty Growth Inc ‡	36,630	662
Cushman & Wakefield Ltd *	170,170	2,850
EPR Properties ‡	27,700	1,448
FirstService Corp	10,514	1,649
Highwoods Properties Inc ‡	26,000	723
Host Hotels & Resorts Inc ‡	193,660	3,414
Howard Hughes Holdings Inc *	17,580	1,574
Industrial Logistics Properties Trust ‡	35,900	199
Innovative Industrial Properties Inc, Cl A ‡	9,200	455
Jones Lang LaSalle Inc *	4,600	1,498
Kilroy Realty Corp ‡	22,400	961
Kite Realty Group Trust ‡	29,900	692
National Health Investors Inc ‡	18,300	1,455
Newmark Group Inc, Cl A	77,850	1,353
Piedmont Office Realty Trust Inc, Cl A ‡	55,300	483
Regency Centers Corp ‡	16,200	1,153
Ryman Hospitality Properties Inc ‡	21,935	2,093
Sabra Health Care REIT Inc ‡	129,040	2,518
Service Properties Trust ‡	48,500	84
Tanger Inc ‡	41,400	1,390
Terreno Realty Corp ‡	34,899	2,191

		40,643
Utilities — 1.8%
Brookfield Infrastructure Corp, Cl A	43,927	2,005
Chesapeake Utilities Corp	16,792	2,335

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Clearway Energy Inc, Cl A	39,000	$1,334
National Fuel Gas Co	15,900	1,311
ONE Gas Inc	17,990	1,507
Portland General Electric Co	30,350	1,542
SJW Group	30,290	1,406
UGI Corp	111,970	4,429

		15,869
Total Common Stock
(Cost $720,683) ($ Thousands)		872,575

CASH EQUIVALENT — 3.0%
SEI Daily Income Trust, Government Fund, Institutional Class
3.950%**†	27,121,464	27,121
Total Cash Equivalent
(Cost $27,121) ($ Thousands)		27,121
Total Investments in Securities — 99.9%
(Cost $747,804) ($ Thousands)		$899,696

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2025

Small/Mid Cap Equity Fund (Concluded)

A list of the open futures contracts held by the Fund at November 30, 2025, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation(Thousands)
Long Contracts
Russell 2000 Index E-MINI	47	Dec-2025	$5,758	$5,887	$129
S&P Mid Cap 400 Index E-MINI	19	Dec-2025	6,145	6,297	152
			$11,903	$12,184	$281

Percentages are based on Net Assets of $900,823 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of November 30, 2025.
†	Investment in Affiliated Security (see Note 6).
‡	Real Estate Investment Trust.

The following is a summary of the level of inputs used as of November 30, 2025, in valuing the Fund's investments and other financial instruments carried at value ($ Thousands):
Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Common Stock	872,575	–	–	872,575
Cash Equivalent	27,121	–	–	27,121
Total Investments in Securities	899,696	–	–	899,696

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	281	–	–	281
Total Other Financial Instruments	281	–	–	281

*	Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The following is a summary of the Fund's transactions with affiliates for the period ended November 30, 2025 ($Thousands):

Security Description	Value 5/31/2025	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 11/30/2025	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$36,436	$110,005	$(119,320)	$—	$—	$27,121	$570	$—

Amounts designated as “—” are either $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2025

U.S. Equity Factor Allocation Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† — 98.9%

Communication Services — 10.3%
Alphabet Inc, Cl A	298,576	$95,598
Alphabet Inc, Cl C	97,114	31,088
AT&T Inc	1,106,479	28,791
Cargurus Inc, Cl A *	61,143	2,157
Comcast Corp, Cl A	434,439	11,595
Fox Corp	345,606	21,240
Liberty Global Ltd, Cl A *	70,719	807
Match Group Inc	331,677	11,048
Meta Platforms Inc, Cl A	79,998	51,835
Millicom International Cellular SA	89,747	4,763
Netflix Inc *	62,324	6,705
New York Times Co/The, Cl A	65,264	4,210
Nexstar Media Group Inc, Cl A	25,850	4,967
Omnicom Group Inc	157,630	11,289
ROBLOX Corp, Cl A *	7,225	687
Sirius XM Holdings Inc	170,424	3,623
T-Mobile US Inc	7,671	1,603
Verizon Communications Inc	442,866	18,206
Yelp Inc, Cl A *	59,505	1,720
ZoomInfo Technologies Inc, Cl A *	121,280	1,203

		313,135
Consumer Discretionary — 12.6%
Adient PLC *	72,522	1,411
ADT Inc	362,651	2,992
Adtalem Global Education Inc *	22,438	2,077
Airbnb Inc, Cl A *	59,256	6,932
Amazon.com Inc *	278,999	65,068
Amer Sports Inc *	34,811	1,293
AutoZone Inc *	2,773	10,965
Booking Holdings Inc	4,483	22,033
BorgWarner Inc	192,026	8,269
Boyd Gaming Corp	21,346	1,778
Carnival Corp, Cl A *	152,734	3,937
Carvana Co, Cl A *	2,616	980
Deckers Outdoor Corp *	39,835	3,507
Domino's Pizza Inc	17,544	7,362
eBay Inc	227,226	18,812
Expedia Group Inc	101,655	25,992
Ford Motor Co	1,093,041	14,516
Frontdoor Inc *	54,944	2,963
Gap Inc/The	50,400	1,364
Garmin Ltd	3,360	656
Garrett Motion Inc	118,200	1,954
General Motors Co	345,145	25,375
Goodyear Tire & Rubber Co/The *	249,787	2,163
Graham Holdings Co, Cl B	104	115
Grand Canyon Education Inc *	16,615	2,621
H&R Block Inc	190,006	8,003
Kontoor Brands Inc	35,749	2,658
Lear Corp	47,522	5,102
Macy's Inc	242,361	5,419

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
McDonald's Corp	29,019	$9,049
NVR Inc *	149	1,119
Ollie's Bargain Outlet Holdings Inc *	38,282	4,713
O'Reilly Automotive Inc *	82,279	8,368
Perdoceo Education Corp	36,540	1,022
Phinia Inc	47,467	2,567
Polaris Inc	40,026	2,656
PVH Corp	46,512	3,942
Ralph Lauren Corp, Cl A	44,991	16,527
Signet Jewelers Ltd	36,631	3,669
Super Group SGHC Ltd	119,565	1,295
Tapestry Inc	144,725	15,816
Taylor Morrison Home Corp, Cl A *	84,938	5,325
TJX Cos Inc/The	121,673	18,485
Travel + Leisure Co	41,177	2,824
Ulta Beauty Inc *	22,802	12,286
Urban Outfitters Inc *	41,140	3,047
Wayfair Inc, Cl A *	20,237	2,242
Williams-Sonoma Inc	24,178	4,352
Yum! Brands Inc	66,722	10,222

		385,843
Consumer Staples — 4.9%
Albertsons Cos Inc, Cl A	394,682	7,234
Altria Group Inc	221,008	13,042
Archer-Daniels-Midland Co	9,132	555
Bunge Global SA	71,675	6,886
Cal-Maine Foods Inc	39,629	3,302
Casey's General Stores Inc	2,086	1,190
Church & Dwight Co Inc	4,454	379
Coca-Cola Co/The	82,776	6,053
Colgate-Palmolive Co	110,201	8,859
Conagra Brands Inc	169,185	3,020
Costco Wholesale Corp	2,503	2,287
General Mills Inc	6,410	303
Hershey Co/The	33,475	6,296
Ingles Markets Inc, Cl A	3,077	237
Ingredion Inc	59,861	6,437
Keurig Dr Pepper Inc	1,471	41
Kraft Heinz Co/The	46,515	1,187
Kroger Co/The	245,557	16,521
Lancaster Colony Corp	1,172	196
Molson Coors Beverage Co, Cl B	8,947	416
Monster Beverage Corp *	123,575	9,267
Philip Morris International Inc	107,616	16,947
Pilgrim's Pride Corp	29,641	1,127
Post Holdings Inc *	46,304	4,817
Procter & Gamble Co/The	72,251	10,705
Sysco Corp	24,009	1,829
US Foods Holding Corp *	120,836	9,506
Vital Farms Inc *	24,066	787
Walmart Inc	90,025	9,949

		149,375

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2025

U.S. Equity Factor Allocation Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Energy — 1.4%
APA Corp	361,913	$9,037
Archrock Inc	19,931	489
California Resources Corp	57,528	2,749
Chevron Corp	12,383	1,871
Chord Energy Corp	50,868	4,775
Devon Energy Corp	70,674	2,619
EOG Resources Inc	31,972	3,448
International Seaways Inc	28,815	1,526
Marathon Petroleum Corp	11,042	2,139
Murphy Oil Corp	100,470	3,222
Ovintiv Inc	173,698	7,115
Scorpio Tankers Inc	26,575	1,524
SM Energy Co	101,415	1,932
Talos Energy Inc *	91,163	1,045

		43,491
Financials — 11.8%
Affiliated Managers Group Inc	41,383	11,125
Allstate Corp/The	6,588	1,403
Ally Financial Inc	243,810	10,069
American Financial Group Inc/OH	3,655	503
American International Group Inc	75,458	5,747
Arbor Realty Trust Inc ‡	139,501	1,243
Arch Capital Group Ltd *	9,727	914
Axis Capital Holdings Ltd	66,273	6,776
Bank of New York Mellon Corp/The	167,473	18,774
Bank of NT Butterfield & Son Ltd/The	60,260	2,798
Bank OZK	74,988	3,451
Berkshire Hathaway Inc, Cl B *	1,121	576
Bread Financial Holdings Inc	43,542	2,949
Capital One Financial Corp	7,957	1,743
Citigroup Inc	174,943	18,124
Citizens Financial Group Inc	94,317	5,103
CME Group Inc, Cl A	8,974	2,526
CNO Financial Group Inc	48,606	1,989
Corebridge Financial Inc	218,053	6,546
Corpay Inc *	3,006	889
Dave Inc *	5,691	1,242
Donnelley Financial Solutions Inc *	2,884	141
Enova International Inc *	22,703	2,976
Equitable Holdings Inc	22,744	1,062
FirstCash Holdings Inc	25,008	3,962
Genworth Financial Inc, Cl A *	252,952	2,196
Global Payments Inc	15,200	1,152
Goldman Sachs Group Inc/The	7,188	5,938
Invesco Ltd	445,904	10,902
Jack Henry & Associates Inc	37,049	6,464
Jackson Financial Inc, Cl A	94,509	9,263
Janus Henderson Group PLC	47,172	2,062
JPMorgan Chase & Co	11,606	3,634
Lincoln National Corp	149,917	6,168
Marex Group PLC	34,240	1,191
Mastercard Inc, Cl A	36,909	20,319

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
MFA Financial Inc ‡	76,815	$739
Moody's Corp	14,740	7,234
Morningstar Inc	12,470	2,679
MSCI Inc, Cl A	830	468
Nasdaq Inc	68,876	6,262
Navient Corp	62,661	777
NCR Atleos Corp *	63,130	2,340
Nelnet Inc, Cl A	12,448	1,609
Nicolet Bankshares Inc	10,228	1,289
OFG Bancorp	39,191	1,557
OneMain Holdings Inc, Cl A	99,519	6,173
Palomar Holdings Inc, Cl A *	10,483	1,302
PNC Financial Services Group Inc/The	19,106	3,644
Popular Inc	59,803	6,860
Prudential Financial Inc	63,089	6,829
Radian Group Inc	33,594	1,194
Reinsurance Group of America Inc, Cl A	49,733	9,443
RenaissanceRe Holdings Ltd	36,384	9,502
Rithm Capital Corp ‡	374,784	4,306
Robinhood Markets Inc, Cl A *	29,164	3,747
S&P Global Inc	27,213	13,575
SiriusPoint Ltd *	55,289	1,150
SLM Corp	20,388	597
State Street Corp	28,299	3,368
Synchrony Financial	266,396	20,608
T Rowe Price Group Inc	5,869	601
Toast Inc, Cl A *	20,695	708
Travelers Cos Inc/The	3,955	1,158
Unum Group	145,736	11,072
Visa Inc, Cl A	105,943	35,432
W R Berkley Corp	8,513	661
Western Union Co/The	287,607	2,528
WisdomTree Inc	84,303	931
Zions Bancorp NA	115,171	6,131

		358,394
Health Care — 12.6%
AbbVie Inc	55,457	12,628
Alignment Healthcare Inc *	51,286	985
Alnylam Pharmaceuticals Inc *	9,726	4,389
Amneal Pharmaceuticals Inc *	93,475	1,170
ANI Pharmaceuticals Inc *	12,631	1,072
Boston Scientific Corp *	105,396	10,706
Bristol-Myers Squibb Co	149,207	7,341
Cardinal Health Inc	147,605	31,331
Cencora Inc	87,958	32,450
CVS Health Corp	140,520	11,292
DaVita Inc *	35,247	4,218
Edwards Lifesciences Corp *	87,649	7,597
Elanco Animal Health Inc *	204,503	4,759
Eli Lilly & Co	5,224	5,618
Ensign Group Inc/The	2,515	467
Exelixis Inc *	228,715	10,102
GE HealthCare Technologies Inc	47,802	3,824

SEI Institutional Investments Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Gilead Sciences Inc	194,889	$24,525
Halozyme Therapeutics Inc *	51,504	3,677
HCA Healthcare Inc	9,670	4,915
Henry Schein Inc *	3,195	238
IDEXX Laboratories Inc *	2,258	1,700
Indivior PLC *	104,938	3,526
Insulet Corp *	16,598	5,431
Jazz Pharmaceuticals PLC *	49,428	8,725
Johnson & Johnson	221,179	45,766
Labcorp Holdings Inc	495	133
McKesson Corp	20,435	18,006
Medtronic PLC	185,325	19,520
Merck & Co Inc	108,194	11,342
Mettler-Toledo International Inc *	4,594	6,784
Neurocrine Biosciences Inc *	13,214	2,011
Organon & Co	79,423	612
Penumbra Inc *	3,458	1,014
Pfizer Inc	410,052	10,555
Quest Diagnostics Inc	25,014	4,732
ResMed Inc	42,765	10,941
Royalty Pharma PLC, Cl A	39,664	1,587
Stryker Corp	6,433	2,388
Supernus Pharmaceuticals Inc *	20,631	941
Tenet Healthcare Corp *	74,206	16,091
Universal Health Services Inc, Cl B	19,045	4,640
Veeva Systems Inc, Cl A *	31,621	7,598
Vertex Pharmaceuticals Inc *	6,019	2,610
Viatris Inc	766,420	8,193
Zoetis Inc, Cl A	49,410	6,333

		384,483
Industrials — 9.5%
Alaska Air Group Inc *	1,169	50
Allegion PLC	29,866	4,959
American Airlines Group Inc *	578,224	8,124
Armstrong World Industries Inc	12,546	2,380
Atkore Inc	29,909	2,002
Automatic Data Processing Inc	2,519	643
Brink's Co/The	31,492	3,538
CACI International Inc, Cl A *	1,615	997
Caterpillar Inc	21,017	12,101
CH Robinson Worldwide Inc	25,392	4,034
Cintas Corp	13,040	2,426
Concentrix Corp	36,574	1,324
Costamare Inc	33,919	518
CSX Corp	48,283	1,707
Cummins Inc	15,602	7,770
Curtiss-Wright Corp	9,294	5,245
Delta Air Lines Inc	200,915	12,879
Deluxe Corp	31,932	649
Donaldson Co Inc	46,644	4,193
Dover Corp	32,623	6,044
Expeditors International of Washington Inc	8,084	1,188
Fastenal Co	153,796	6,213

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Federal Signal Corp	7,150	$815
Ferguson Enterprises Inc	17,555	4,418
Fluor Corp *	56,076	2,407
FTI Consulting Inc *	443	72
GE Vernova Inc	3,982	2,388
Genpact Ltd	144,990	6,388
Graco Inc	90,210	7,437
Honeywell International Inc	8,296	1,594
Huntington Ingalls Industries Inc	5,924	1,858
Huron Consulting Group Inc *	5,997	987
Illinois Tool Works Inc	36,671	9,141
John Bean Technologies Corp	16,023	2,252
Johnson Controls International PLC	23,523	2,736
Kratos Defense & Security Solutions Inc *	24,527	1,867
Landstar System Inc	35	5
Leidos Holdings Inc	67,309	12,863
Lincoln Electric Holdings Inc	13,850	3,316
Lockheed Martin Corp	4,848	2,220
Masco Corp	99,338	6,444
Maximus Inc	42,997	3,702
MSA Safety Inc	1,490	240
MSC Industrial Direct Co Inc, Cl A	8,333	741
nVent Electric PLC	76,787	8,237
OPENLANE Inc *	79,828	2,031
Otis Worldwide Corp	94,644	8,409
Parker-Hannifin Corp	4,334	3,735
Paychex Inc	14,846	1,658
Pitney Bowes Inc	161,702	1,594
Primoris Services Corp	49,479	6,262
Resideo Technologies Inc *	637	21
Rockwell Automation Inc	38,825	15,369
Rollins Inc	9,277	570
Ryder System Inc	36,291	6,286
Sensata Technologies Holding PLC	36,709	1,177
SkyWest Inc *	34,613	3,514
Snap-on Inc	24,931	8,478
SPX Technologies Inc *	7,562	1,626
SS&C Technologies Holdings Inc	12,226	1,051
Trane Technologies PLC	11,381	4,797
Tutor Perini Corp *	18,830	1,291
United Airlines Holdings Inc *	132,679	13,528
Veralto Corp	62,693	6,346
Verisk Analytics Inc, Cl A	27,531	6,196
Waste Management Inc	3,698	806
Watts Water Technologies Inc, Cl A	20,889	5,763
Westinghouse Air Brake Technologies Corp	18,411	3,840
Woodward Inc	20,359	6,108
WW Grainger Inc	9,999	9,485

		291,053
Information Technology — 31.7%
Accenture PLC, Cl A	2,864	716
ACI Worldwide Inc *	9,258	434
Adobe Inc *	49,370	15,805

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2025

U.S. Equity Factor Allocation Fund (Concluded)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Advanced Micro Devices Inc *	29,207	$6,353
Amdocs Ltd	84,503	6,463
Amkor Technology Inc	67,249	2,447
Amphenol Corp, Cl A	134,015	18,883
Analog Devices Inc	8,592	2,280
Apple Inc	559,317	155,966
AppLovin Corp, Cl A *	6,812	4,084
Arista Networks Inc *	28,021	3,662
Arrow Electronics Inc *	42,665	4,608
Atlassian Corp, Cl A *	7,625	1,140
Autodesk Inc *	53,125	16,115
Avnet Inc	78,828	3,745
Belden Inc	17,283	1,960
Broadcom Inc	101,512	40,905
Cadence Design Systems Inc *	2,955	921
Ciena Corp *	25,335	5,174
Cirrus Logic Inc *	67,482	8,121
Cisco Systems Inc	522,521	40,203
Clear Secure Inc, Cl A	31,212	1,108
Cloudflare Inc, Cl A *	2,654	531
Cognizant Technology Solutions Corp, Cl A	212,465	16,511
CommScope Holding Co Inc *	183,983	3,632
Consensus Cloud Solutions Inc *	11,449	250
Corning Inc	127,255	10,715
Dell Technologies Inc, Cl C	97,268	12,971
Diebold Nixdorf Inc *	17,651	1,139
DocuSign Inc, Cl A *	43,744	3,034
Dolby Laboratories Inc, Cl A	40,703	2,745
Dropbox Inc, Cl A *	325,257	9,719
DXC Technology Co *	134,617	1,777
F5 Inc *	36,973	8,842
Fair Isaac Corp *	274	495
Flex Ltd *	68,787	4,066
Fortinet Inc *	46,791	3,796
Gartner Inc *	22,289	5,188
Gen Digital Inc	641,680	16,921
GoDaddy Inc, Cl A *	13,255	1,695
Guidewire Software Inc *	10,361	2,238
Hewlett Packard Enterprise Co	685,744	14,997
HP Inc	97,030	2,369
HubSpot Inc *	473	174
InterDigital Inc	22,431	8,025
International Business Machines Corp	46,947	14,487
Intuit Inc	6,954	4,409
Jabil Inc	81,874	17,252
KLA Corp	7,564	8,891
Lam Research Corp	106,346	16,590
Manhattan Associates Inc *	682	120
Micron Technology Inc	69,441	16,421
Microsoft Corp	292,495	143,910
MKS Instruments Inc	28,541	4,464
Motorola Solutions Inc	24,756	9,152
NetApp Inc	168,236	18,768

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
NetScout Systems Inc *	72,264	$1,942
NVIDIA Corp	734,076	129,931
Oracle Corp	25,537	5,157
Palantir Technologies Inc, Cl A *	39,412	6,639
Pure Storage Inc, Cl A *	36,514	3,248
Qorvo Inc *	28,827	2,476
QUALCOMM Inc	74,311	12,491
RingCentral Inc, Cl A *	47,861	1,352
Roper Technologies Inc	6,183	2,759
Salesforce Inc	32,258	7,437
SanDisk Corp *	8,030	1,793
Sanmina Corp *	50,112	7,826
SiTime Corp *	4,922	1,465
Skyworks Solutions Inc	102,166	6,738
Snowflake Inc, Cl A *	13,666	3,433
TD SYNNEX Corp	37,039	5,648
Teradata Corp *	59,337	1,699
TTM Technologies Inc *	59,872	4,202
Twilio Inc, Cl A *	3,521	457
Ubiquiti Inc	38	22
VeriSign Inc	44,836	11,298
Viavi Solutions Inc *	167,669	3,008
Vontier Corp	132,093	4,792
Western Digital Corp	14,433	2,357
Zoom Video Communications Inc, Cl A *	125,991	10,704

		966,261
Materials — 2.0%
Alcoa Corp	211,505	8,828
Amcor PLC	54,678	466
AptarGroup Inc	3,433	428
Avery Dennison Corp	4,549	784
CF Industries Holdings Inc	13,228	1,041
Crown Holdings Inc	102,518	9,927
Mosaic Co/The	265,459	6,501
Newmont Corp	251,890	22,854
Nucor Corp	4,900	782
O-I Glass Inc *	135,890	1,832
Sealed Air Corp	42,802	1,838
Sensient Technologies Corp	22,141	2,159
Sonoco Products Co	36,550	1,541
SSR Mining Inc *	42,784	996

		59,977
Real Estate — 0.3%
American Healthcare REIT Inc ‡	29,653	1,506
CBRE Group Inc, Cl A *	22,911	3,707
EPR Properties ‡	34,375	1,797
Welltower Inc ‡	13,664	2,845

		9,855
Utilities — 1.8%
American Electric Power Co Inc	61,688	7,635
Atmos Energy Corp	14,114	2,489

SEI Institutional Investments Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Consolidated Edison Inc	54,963	$5,516
Edison International	101,941	6,003
Entergy Corp	70,702	6,895
Exelon Corp	53,023	2,499
FirstEnergy Corp	187,167	8,932
Hawaiian Electric Industries Inc *	154,969	1,822
National Fuel Gas Co	1,235	102
NRG Energy Inc	46,556	7,891
PG&E Corp	105,650	1,703

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
UGI Corp	99,273	$3,926

		55,413
Total Common Stock
(Cost $2,275,857) ($ Thousands)		3,017,280

CASH EQUIVALENT — 0.8%
SEI Daily Income Trust, Government Fund, Institutional Class
3.950%**†	25,385,048	25,385
Total Cash Equivalent
(Cost $25,385) ($ Thousands)		25,385
Total Investments in Securities — 99.7%
(Cost $2,301,242) ($ Thousands)		$3,042,665

A list of the open futures contracts held by the Fund at November 30, 2025, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation(Thousands)
Long Contracts
S&P 500 Index E-MINI	70	Dec-2025	$23,723	$24,008	$285

Percentages are based on Net Assets of $3,051,395 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of November 30, 2025.
‡	Real Estate Investment Trust.
†	Investment in Affiliated Security (see Note 6).
††	Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.

The following is a summary of the level of inputs used as of November 30, 2025, in valuing the Fund's investments and other financial instruments carried at value ($ Thousands):
Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Common Stock	3,017,280	–	–	3,017,280
Cash Equivalent	25,385	–	–	25,385
Total Investments in Securities	3,042,665	–	–	3,042,665

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	285	–	–	285
Total Other Financial Instruments	285	–	–	285

*	Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

The following is a summary of the Fund's transactions with affiliates for the period ended November 30, 2025 ($Thousands):

Security Description	Value 5/31/2025	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 11/30/2025	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$38,528	$174,527	$(187,670)	$—	$—	$25,385	$534	$—

Amounts designated as “—” are either $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2025

U.S. Managed Volatility Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 99.4%

Communication Services — 11.8%
Alphabet Inc, Cl A	10,339	$3,310
AT&T Inc	171,143	4,453
Comcast Corp, Cl A	133,813	3,571
Electronic Arts Inc	8,663	1,750
Fox Corp	19,700	1,290
GCI Liberty Inc, Cl C *	36,623	1,220
IDT Corp, Cl B	2,617	130
Meta Platforms Inc, Cl A	4,118	2,668
Netflix Inc *	2,645	285
New York Times Co/The, Cl A	26,616	1,717
Omnicom Group Inc	9,200	659
Pinterest Inc, Cl A *	1,454	38
SK Telecom Co Ltd ADR	25,400	513
TEGNA Inc	70,900	1,384
T-Mobile US Inc	7,560	1,580
Verizon Communications Inc	122,615	5,041
Walt Disney Co/The	5,492	574
Yelp Inc, Cl A *	63,218	1,828

		32,011
Consumer Discretionary — 6.2%
Amazon.com Inc *	13,228	3,085
Autoliv Inc	6,600	779
BorgWarner Inc	42,100	1,813
Canadian Tire Corp Ltd, Cl A	5,100	622
eBay Inc	34,139	2,826
Grand Canyon Education Inc *	3,633	573
H&R Block Inc	28,200	1,188
Honda Motor Co Ltd ADR	41,771	1,264
La-Z-Boy Inc	18,900	736
Mattel Inc *	56,900	1,202
Murphy USA Inc	1,600	616
Service Corp International/US	19,051	1,513
Toyota Motor Corp ADR	2,900	585

		16,802
Consumer Staples — 15.0%
Albertsons Cos Inc, Cl A	123,300	2,260
Altria Group Inc	55,330	3,265
Archer-Daniels-Midland Co	23,100	1,403
Bunge Global SA	6,800	653
Campbell Soup Co	21,500	655
Central Garden & Pet Co, Cl A *	18,800	582
Church & Dwight Co Inc	15,393	1,311
Clorox Co/The	12,290	1,327
Coca-Cola Co/The	29,954	2,190
Colgate-Palmolive Co	19,375	1,558
Costco Wholesale Corp	2,574	2,352
General Mills Inc	30,486	1,443
Ingredion Inc	26,651	2,866
Kimberly-Clark Corp	12,039	1,314
Kraft Heinz Co/The	74,600	1,903

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Kroger Co/The	21,800	$1,467
Molson Coors Beverage Co, Cl B	41,500	1,930
Mondelez International Inc, Cl A	26,056	1,500
Monster Beverage Corp *	17,192	1,289
PepsiCo Inc	11,127	1,655
Philip Morris International Inc	12,403	1,953
Post Holdings Inc *	7,500	780
Procter & Gamble Co/The	14,620	2,166
Tyson Foods Inc, Cl A	17,343	1,007
Walmart Inc	15,733	1,739

		40,568
Energy — 2.5%
Chevron Corp	6,341	958
EOG Resources Inc	15,400	1,661
Exxon Mobil Corp	28,975	3,359
Marathon Petroleum Corp	4,500	872

		6,850
Financials — 9.6%
Axis Capital Holdings Ltd	14,000	1,431
Bank of New York Mellon Corp/The	18,000	2,018
Berkshire Hathaway Inc, Cl B *	5,765	2,962
Canadian Imperial Bank of Commerce	6,700	581
Chubb Ltd	629	186
Citigroup Inc	29,600	3,067
Employers Holdings Inc	24,600	980
Everest Group Ltd	1,900	597
Federated Hermes Inc, Cl B	26,400	1,324
JPMorgan Chase & Co	2,377	744
Loews Corp	23,575	2,543
Marsh & McLennan Cos Inc	8,602	1,578
MetLife Inc	7,300	559
Old Republic International Corp	61,800	2,849
State Street Corp	18,200	2,166
Voya Financial Inc	8,900	626
Western Union Co/The	194,500	1,710

		25,921
Health Care — 20.0%
Abbott Laboratories	15,264	1,968
AbbVie Inc	10,695	2,435
Alkermes PLC *	4,952	147
Amgen Inc	1,616	558
BioMarin Pharmaceutical Inc *	4,347	243
Boston Scientific Corp *	16,059	1,631
Bristol-Myers Squibb Co	84,747	4,170
Cardinal Health Inc	8,577	1,821
Cencora Inc	5,031	1,856
Centene Corp *	15,100	594
Chemed Corp	3,118	1,369
Cigna Group/The	8,000	2,218
CVS Health Corp	11,600	932
Encompass Health Corp	4,474	520

SEI Institutional Investments Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Exelixis Inc *	31,700	$1,400
Gilead Sciences Inc	16,030	2,017
HealthStream Inc	48,754	1,226
Incyte Corp *	39,267	4,102
Innoviva Inc *	2,192	48
Jazz Pharmaceuticals PLC *	9,800	1,730
Johnson & Johnson	20,387	4,219
McKesson Corp	2,227	1,962
Medtronic PLC	1,237	130
Merck & Co Inc	44,459	4,661
Neurocrine Biosciences Inc *	3,410	519
Organon & Co	28,260	218
Pfizer Inc	106,000	2,728
Regeneron Pharmaceuticals Inc	2,604	2,032
Stryker Corp	4,416	1,639
United Therapeutics Corp *	2,830	1,375
Veeva Systems Inc, Cl A *	5,537	1,331
Viatris Inc	94,000	1,005
Zoetis Inc, Cl A	11,064	1,418

		54,222
Industrials — 4.2%
Allison Transmission Holdings Inc	16,300	1,445
Automatic Data Processing Inc	3,756	959
Brink's Co/The	6,100	685
Cintas Corp	7,310	1,360
General Dynamics Corp	4,933	1,685
Genpact Ltd	26,000	1,146
Korn Ferry	13,300	875
Science Applications International Corp	7,700	664
Textron Inc	26,400	2,195
Veralto Corp	4,238	429

		11,443
Information Technology — 22.0%
Adobe Inc *	6,590	2,110
Alarm.com Holdings Inc *	28,606	1,486
Amdocs Ltd	38,700	2,960
Amphenol Corp, Cl A	3,754	529
Apple Inc	10,862	3,029
Arrow Electronics Inc *	12,700	1,372
Autodesk Inc *	4,561	1,384
Avnet Inc	29,900	1,421
Box Inc, Cl A *	46,189	1,364
Calix Inc *	2,303	127
Canon Inc ADR	48,100	1,415
Cirrus Logic Inc *	8,894	1,070
Cisco Systems Inc	80,686	6,208
Cognizant Technology Solutions Corp, Cl A	29,500	2,292
CommVault Systems Inc *	3,675	454
Dolby Laboratories Inc, Cl A	20,419	1,377
Dropbox Inc, Cl A *	66,000	1,972
F5 Inc *	4,918	1,176
Gen Digital Inc	74,200	1,957

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Hewlett Packard Enterprise Co	88,700	$1,940
HP Inc	86,300	2,107
InterDigital Inc	2,132	763
International Business Machines Corp	2,600	802
Intuit Inc	2,740	1,737
Microsoft Corp	5,607	2,759
Motorola Solutions Inc	3,956	1,462
NetApp Inc	7,500	837
NetScout Systems Inc *	40,612	1,092
NVIDIA Corp	2,084	369
Open Text Corp	38,200	1,289
Progress Software Corp *	17,000	704
QUALCOMM Inc	5,042	848
Qualys Inc *	3,069	432
Roper Technologies Inc	3,237	1,444
Salesforce Inc	3,528	813
TD SYNNEX Corp	15,200	2,318
TE Connectivity PLC	6,700	1,515
Viavi Solutions Inc *	12,083	217
Vontier Corp	20,300	736
Zoom Video Communications Inc, Cl A *	19,524	1,659

		59,546
Materials — 1.9%
CF Industries Holdings Inc	19,200	1,511
NewMarket Corp	2,100	1,603
Newmont Corp	11,263	1,022
Sonoco Products Co	20,700	873

		5,009
Real Estate — 0.4%
Broadstone Net Lease Inc, Cl A ‡	25,500	448
EPR Properties ‡	11,200	585

		1,033
Utilities — 5.8%
American Electric Power Co Inc	17,172	2,125
Duke Energy Corp	12,598	1,562
Entergy Corp	15,006	1,464
Eversource Energy	25,900	1,740
Exelon Corp	32,600	1,536
National Fuel Gas Co	11,900	981
OGE Energy Corp	31,916	1,461
Pinnacle West Capital Corp	11,400	1,036
Portland General Electric Co	29,833	1,516
Southern Co/The	17,364	1,582
UGI Corp	19,700	779

		15,782
Total Common Stock
(Cost $232,633) ($ Thousands)		269,187

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2025

U.S. Managed Volatility Fund (Concluded)

Description	Number of Rights	Market Value ($ Thousands)
RIGHTS — 0.0%
GCI Liberty Inc, Cl R, Expires 12/20/2025 *	14,056	$87
Total Rights
(Cost $—) ($ Thousands)		87

	Shares
CASH EQUIVALENT — 0.3%
SEI Daily Income Trust, Government Fund, Institutional Class
3.950%**†	767,536	768
Total Cash Equivalent
(Cost $768) ($ Thousands)		768
Total Investments in Securities — 99.7%
(Cost $233,401) ($ Thousands)		$270,042

A list of the open futures contracts held by the Fund at November 30, 2025, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation(Thousands)
Long Contracts
S&P 500 Index E-MINI	1	Dec-2025	$341	$343	$2

Percentages are based on Net Assets of $270,725 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of November 30, 2025.
‡	Real Estate Investment Trust.
†	Investment in Affiliated Security (see Note 6).

SEI Institutional Investments Trust

The following is a summary of the level of inputs used as of November 30, 2025, in valuing the Fund's investments and other financial instruments carried at value ($ Thousands):
Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Common Stock	269,187	–	–	269,187
Rights	87	–	–	87
Cash Equivalent	768	–	–	768
Total Investments in Securities	270,042	–	–	270,042

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	2	–	–	2
Total Other Financial Instruments	2	–	–	2

*	Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The following is a summary of the Fund’s transactions with affiliates for the period ended November 30, 2025 ($ Thousands):

Security Description	Value 5/31/2025	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 11/30/2025	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$12,903	$89,470	$(101,605)	$—	$—	$768	$159	$—

Amounts designated as “—” are either $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2025

Global Managed Volatility Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 97.6%
Australia — 0.3%
Consumer Staples — 0.0%
Coles Group Ltd	34,175	$500

Financials — 0.3%
QBE Insurance Group Ltd	337,800	4,264
Total Australia		4,764

Austria — 0.3%
Communication Services — 0.0%
Telekom Austria AG, Cl A	38,558	399

Financials — 0.1%
Oberbank AG	350	31
UNIQA Insurance Group AG	93,577	1,633
		1,664

Industrials — 0.2%
ANDRITZ AG	46,700	3,377
Total Austria		5,440

Belgium — 0.5%
Consumer Staples — 0.2%
Colruyt Group N.V	75,325	2,895

Financials — 0.3%
Ageas SA/NV	88,500	6,048

Industrials — 0.0%
Ackermans & van Haaren NV	2,710	693
Total Belgium		9,636

Brazil — 0.1%
Materials — 0.1%
Yara International ASA	55,975	2,046

Canada — 5.3%
Communication Services — 0.5%
Cogeco Communications Inc	58,200	2,852
Quebecor Inc, Cl B	167,100	6,312
		9,164

Consumer Discretionary — 0.2%
Canadian Tire Corp Ltd, Cl A	33,900	4,134

Consumer Staples — 1.3%
Empire Co Ltd, Cl A	261,642	9,656
George Weston Ltd	10,700	735
Loblaw Cos Ltd	93,800	4,172
Metro Inc/CN, Cl A	134,200	9,652
		24,215

Energy — 0.4%
Enbridge	148,267	7,232

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Financials — 2.4%
Bank of Montreal	41,900	$5,317
Bank of Nova Scotia/The	216,000	15,020
Canadian Imperial Bank of Commerce	95,400	8,269
Great-West Lifeco Inc, Cl Common Subs. Receipt	66,500	3,091
Manulife Financial Corp, Cl Common Subs. Receipt	129,500	4,596
Royal Bank of Canada	9,700	1,504
Toronto-Dominion Bank/The	86,800	7,325
		45,122

Information Technology — 0.4%
Open Text Corp	204,900	6,916

Utilities — 0.1%
Hydro One Ltd	42,200	1,657
Total Canada		98,440

China — 0.0%
Communication Services — 0.0%
CITIC Telecom International Holdings Ltd	200,000	66

Industrials — 0.0%
ISDN Holdings	158,700	48
Total China		114

Denmark — 0.4%
Consumer Staples — 0.0%
Scandinavian Tobacco Group A/S	25,319	361
Schouw & Co A/S	8,645	823
		1,184

Financials — 0.4%
Danske Bank A/S	148,500	6,822

Industrials — 0.0%
ISS A/S	5,428	179
Total Denmark		8,185

Finland — 1.0%
Communication Services — 0.2%
Elisa Oyj, Cl A	92,180	4,042

Consumer Staples — 0.0%
HKFoods Oyj, Cl A	16,820	30
Olvi Oyj, Cl A	980	35
Raisio Oyj, Cl V	55,028	167
		232

Health Care — 0.2%
Orion Oyj, Cl B	51,720	3,703
Terveystalo	12,864	140
		3,843

SEI Institutional Investments Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Industrials — 0.1%
Kone Oyj, Cl B	8,561	$583
Raute Oyj, Cl A	2,158	36
		619

Information Technology — 0.5%
Nokia Oyj	992,563	6,046
TietoEVRY Oyj	158,700	3,301
		9,347
Total Finland		18,083

France — 2.5%
Communication Services — 0.4%
Orange SA	444,700	7,332

Consumer Staples — 0.4%
Carrefour SA	148,800	2,292
Danone SA	58,516	5,232
		7,524

Energy — 0.5%
TotalEnergies SE	136,100	8,955

Industrials — 0.7%
Bouygues SA	94,900	4,743
Eiffage SA	35,500	4,906
Societe BIC SA	77,200	4,416
		14,065

Information Technology — 0.0%
Axway Software *	1,389	62

Utilities — 0.5%
Engie SA	362,867	9,235
Total France		47,173

Germany — 0.8%
Consumer Discretionary — 0.3%
Bayerische Motoren Werke AG	45,600	4,662

Financials — 0.5%
Allianz SE	9,700	4,188
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	8,300	5,232
		9,420

Industrials — 0.0%
Pfeiffer Vacuum Technology	2,308	418

Information Technology — 0.0%
Adtran Networks	929	23
Total Germany		14,523

Hong Kong — 2.3%
Communication Services — 0.8%
HKT Trust & HKT Ltd	6,170,000	9,440

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Hutchison Telecommunications Hong Kong Holdings	4,827,045	$688
PCCW Ltd	5,423,000	4,183
SmarTone Telecommunications Holdings Ltd	107,513	66
		14,377

Consumer Discretionary — 0.0%
Lever Style	12,000	3
Yue Yuen Industrial Holdings Ltd	22	–
		3

Consumer Staples — 0.5%
Best Mart 360 Holdings	200,000	54
WH Group Ltd	8,597,500	9,004
		9,058

Financials — 0.0%
Dah Sing Banking Group Ltd	55,711	79

Industrials — 0.3%
Cathay Pacific Airways Ltd	3,755,000	5,828
Transport International Holdings Ltd	13,200	19
		5,847

Information Technology — 0.2%
VTech Holdings Ltd	557,633	4,513

Real Estate — 0.2%
Chinney Investments Ltd *	88,000	7
Sun Hung Kai Properties Ltd	286,500	3,638
		3,645

Utilities — 0.3%
CLP Holdings Ltd	110,000	962
HK Electric Investments & HK Electric Investments Ltd	4,447,000	3,570
Power Assets Holdings Ltd	69,500	465
		4,997
Total Hong Kong		42,519

Israel — 1.0%
Communication Services — 0.3%
Bezeq The Israeli Telecommunication Corp Ltd	2,604,775	5,126

Consumer Staples — 0.1%
Neto ME Holdings Ltd *	776	54
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd	23,196	2,416
Tiv Taam Holdings 1	29,616	91
		2,561

Financials — 0.0%
FIBI Holdings Ltd	5,079	417

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2025

Global Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Information Technology — 0.6%
Arad Ltd	623	$10
Check Point Software Technologies Ltd *	44,486	8,309
Ituran Location and Control	33,673	1,348
Nice Ltd *	2,082	218
Radware Ltd *	48,163	1,105
		10,990
Total Israel		19,094

Italy — 2.3%
Communication Services — 0.1%
RAI Way	210,417	1,359

Consumer Discretionary — 0.3%
Pirelli & C SpA	768,700	5,353

Energy — 0.4%
Eni SpA	442,500	8,276

Utilities — 1.5%
A2A SpA	2,477,500	6,787
Edison	80,281	230
Enel SpA	945,483	9,772
Hera SpA	74,113	355
Iren SpA	63,285	197
Italgas SpA	151,871	1,715
Terna - Rete Elettrica Nazionale	857,927	9,049
		28,105
Total Italy		43,093

Japan — 8.3%
Communication Services — 0.9%
AUTOSERVER	1,800	29
ITmedia Inc	6,600	65
Marvelous Inc	53,500	188
Nippon Telegraph & Telephone Corp	9,103,700	9,082
Okinawa Cellular Telephone Co	35,444	637
SoftBank Corp	4,211,800	6,032
Wowow Inc	10,676	101
Zenrin Co Ltd	54,000	359
		16,493

Consumer Discretionary — 1.3%
AB&Company Co Ltd	2,800	20
Aeon Kyushu	700	13
Asahi Co Ltd	28,300	239
Asante Inc	10,000	103
Autobacs Seven Co Ltd	137,400	1,428
Bell-Park Co Ltd	4,600	81
B-R31 Ice Cream, Cl R	6,900	182
Bridgestone Corp	123,700	5,810
Doshisha Co Ltd	6,100	122
ESTELLE Holdings Co Ltd	6,000	23
Gakkyusha Co Ltd	6,100	92

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Honda Motor Co Ltd	699,300	$7,059
I K K Holdings Inc	4,600	23
Komeri Co Ltd	15,900	356
Maruzen CHI Holdings	16,900	37
MrMax Holdings Ltd	14,800	76
Nagase Brothers	8,400	128
Ozu Corp	2,400	27
PIA *	1,400	25
QB Net Holdings Co Ltd	2,700	23
Sankyo Co Ltd	206,400	3,575
Step	4,400	71
VT Holdings Co Ltd	15,200	50
Yamada Holdings Co Ltd	1,204,900	3,695
		23,258

Consumer Staples — 1.7%
Ahjikan Co Ltd	5,308	43
Arcs Co Ltd	59,100	1,273
Axial Retailing Inc	45,100	331
Belc Co Ltd	8,100	395
Blue Zones	22,200	1,222
Cawachi Ltd	34,400	667
Create SD Holdings Co Ltd	7,300	155
Delica Foods Holdings	4,700	26
Earth Corp	31,000	1,026
Ebara Foods Industry Inc	1,600	26
Eco's Co Ltd/Japan	3,100	59
Ezaki Glico Co Ltd	46,800	1,649
Feed One Co Ltd	4,000	26
Fujicco Co Ltd	11,100	115
Fujiya Co Ltd	2,100	36
Heiwado Co Ltd	80,400	1,541
Hokkaido Coca-Cola Bottling	5,900	161
Hokuto Corp	40,600	547
House Foods Group Inc	111,300	2,087
Imuraya Group	4,700	77
Itoham Yonekyu Holdings Inc	12,520	461
Iwatsuka Confectionery	1,200	23
J-Oil Mills Inc	59,200	773
Kakiyasu Honten Co Ltd	10,200	173
Kameda Seika Co Ltd	1,800	47
Kaneko Seeds	2,900	30
Kato Sangyo Co Ltd	9,300	373
Kenko Mayonnaise	3,400	43
Kewpie Corp	36,500	1,030
Life Corp	2,500	41
Lion Corp	129,500	1,375
Marudai Food Co Ltd	28,400	398
Maxvalu Tokai	1,800	41
Megmilk Snow Brand Co Ltd	63,600	1,247
MEIJI Holdings Co Ltd	91,500	1,975
Meito Sangyo	8,800	133
Mitsui DM Sugar Holdings Co Ltd	28,500	606
Miyoshi Oil & Fat Co Ltd	13,418	212

SEI Institutional Investments Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Morinaga & Co Ltd/Japan	32,600	$558
Nakamuraya	4,200	83
Nippn Corp	125,500	1,928
Nisshin Oillio Group Ltd/The	11,449	389
Noevir Holdings	14,700	437
Okuwa Co Ltd	35,200	191
OUG Holdings Inc	2,682	70
Pigeon Corp	28,900	300
Prima Meat Packers Ltd	48,900	825
Riken Vitamin Co Ltd	19,700	373
S&B Foods	6,200	142
Sakata Seed	30,700	817
San-A Co Ltd, Cl A	109,600	2,019
Showa Sangyo Co Ltd	40,800	812
ST Corp	19,700	201
Sundrug Co Ltd	23,700	658
Torigoe	5,400	40
Unicafe Inc	9,700	69
United Super Markets Holdings Inc	12,300	70
Uoriki Co Ltd	3,000	45
Valor Holdings Co Ltd	40,800	844
Yamaya Corp	4,000	59
		31,373

Energy — 0.3%
ENEOS Holdings Inc	807,300	5,325
Itochu Enex Co Ltd	15,200	185
Sala	9,800	72
San-Ai Oil Co Ltd	25,400	341
Toyo Kanetsu	1,100	34
		5,957

Financials — 0.0%
Matsui Securities	67,700	354
Tomato Bank	3,500	32
Zenkoku Hosho Co Ltd	1,200	25
		411

Health Care — 0.2%
Astena Holdings	7,300	22
Create Medic Co Ltd	2,784	19
Eiken Chemical Co Ltd	5,100	81
France Bed Holdings Co Ltd	15,200	131
Fuso Pharmaceutical Industries Ltd	2,300	33
H.U. Group Holdings Inc	19,900	466
Japan Lifeline Co Ltd	14,600	144
Kaken Pharmaceutical Co Ltd	34,400	853
Kyorin Pharmaceutical Co Ltd	28,400	276
Solasto Corp	24,200	87
Vital KSK Holdings Inc	9,700	82
ZERIA Pharmaceutical Co Ltd	60,800	801
		2,995

Industrials — 1.3%
Aichi Electric Co Ltd	1,000	40

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Alinco	8,300	$58
Artner Co Ltd	3,900	51
Asia Air Survey Co Ltd	2,900	22
Gakken Holdings Co Ltd	39,100	290
Hazama Ando Corp	12,700	152
Idec Corp/Japan	3,800	65
Inaba Seisakusho	21,700	226
Kitano Construction Corp	5,200	45
Mabuchi Motor Co Ltd	19,400	345
Meitec Corp	3,500	78
Meiwa	5,200	28
Nakabayashi	6,900	25
Nakamoto Packs	2,000	23
NGK Insulators Ltd	312,300	6,165
Nikko Co Ltd/Hyogo	7,600	38
Nippon Air Conditioning Services Co Ltd	5,300	43
Nippon Carbon Co Ltd	15,700	453
NIPPON EXPRESS HOLDINGS INC	163,200	3,465
Nippon Kanzai Holdings	1,400	25
Nippon Seisen Co Ltd	3,300	24
Nishimatsu Construction Co Ltd	2,800	102
Nitto Kogyo Corp	10,900	275
Nittoc Construction Co Ltd	20,200	162
NS Tool	4,700	26
Oiles Corp	10,000	140
Oriental Shiraishi	60,200	162
Raito Kogyo Co Ltd	25,400	550
Sakai Moving Service Co Ltd	3,600	66
Sekisui Chemical Co Ltd	278,400	4,749
Sojitz Corp	133,900	3,919
Studio Alice Co Ltd	5,900	78
Takamatsu Construction Group Co Ltd	5,500	148
Technoflex	2,600	31
TKC Corp	7,400	197
TOKAI Holdings Corp	115,800	802
Tokyu Construction Co Ltd	143,100	1,169
Yokogawa Bridge Holdings Corp	6,300	120
Zaoh Co Ltd	2,000	32
		24,389

Information Technology — 2.2%
Ai Holdings Corp	3,600	64
Amano Corp	27,100	731
Anritsu Corp	218,900	3,332
Arisawa Manufacturing	37,700	411
Brother Industries Ltd	300,200	6,015
Canon Inc	270,700	7,972
Canon Marketing Japan Inc	3,300	145
Citizen Watch Co Ltd	407,900	3,379
Daitron Co Ltd	1,200	37
Daiwabo Holdings Co Ltd	141,300	2,756
Ebase Co Ltd	8,500	24
Elecom Co Ltd	23,000	264
Focus Systems	6,600	74

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2025

Global Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
FTGroup Co Ltd	8,400	$67
Justsystems Corp	3,300	109
Miroku Jyoho Service Co Ltd	8,900	108
Nihon Denkei Co Ltd	2,500	33
Nippon Ceramic Co Ltd	25,500	634
Nippon Electric Glass Co Ltd	146,000	5,425
Nippon Signal	14,900	120
Otsuka Corp	4,500	89
Pro-Ship	7,000	75
Ryoden Trading	2,800	59
Seiko Epson Corp	490,400	6,116
Shindengen Electric Manufacturing Co Ltd	7,100	148
Shinko Shoji Co Ltd	2,600	17
SRA Holdings	8,100	270
Sun-Wa Technos Corp	4,400	83
TAKEBISHI CORP	4,700	63
Trend Micro Inc/Japan	55,000	2,750
		41,370

Materials — 0.4%
Achilles Corp	2,300	19
Aica Kogyo Co Ltd	19,400	444
Asahi Kasei Corp	395,800	3,309
Chuetsu Pulp & Paper Co Ltd	2,100	27
Dainichiseika Color & Chemicals Manufacturing Co Ltd	6,400	164
Fumakilla	8,700	64
Hokkan Holdings Ltd	5,800	86
JSP Corp	29,300	443
Kuriyama Holdings	8,700	93
Nicca Chemical Co Ltd	2,900	30
Nippon Shokubai Co Ltd	37,300	447
Nitta Gelatin	4,400	34
Okaya	400	21
Okura Industrial Co Ltd	2,500	80
Sanyo Chemical Industries Ltd	48,500	1,463
SK Kaken	500	31
Sumitomo Seika Chemicals Co Ltd	1,000	34
Taisei Lamick	1,800	31
Toagosei Co Ltd	6,900	72
Toyobo	23,400	181
		7,073

Real Estate — 0.0%
Airport Facilities	6,100	41
Anabuki Kosan Inc	1,600	23
		64

Utilities — 0.0%
Okinawa Electric Power Co Inc/The	13,500	94
Total Japan		153,477

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Netherlands — 2.1%
Communication Services — 0.5%
Koninklijke KPN NV	2,087,475	$9,565

Consumer Staples — 0.9%
Acomo NV	22,440	623
Koninklijke Ahold Delhaize NV	373,266	15,455
		16,078

Financials — 0.7%
ASR Nederland NV	59,811	4,039
NN Group NV	123,900	8,993
		13,032

Industrials — 0.0%
Wolters Kluwer NV	6,673	708

Information Technology — 0.0%
Nedap	3,342	364
Total Netherlands		39,747

New Zealand — 0.0%
Consumer Staples — 0.0%
Scales	10,225	36

Energy — 0.0%
Channel Infrastructure NZ	101,605	156
Total New Zealand		192

Norway — 1.1%
Communication Services — 0.5%
Telenor ASA	637,861	9,224

Consumer Staples — 0.5%
Orkla ASA	872,100	9,342

Energy — 0.0%
Moreld	38,926	70
Solstad Maritime	54,919	99
		169

Financials — 0.1%
Gjensidige Forsikring ASA	10,178	285
Sparebank 1 Oestlandet	2,941	53
SpareBank 1 SMN	58,981	1,117
Sparebanken More	280	3
Sparebanken Vest	1,548	28
Storebrand, Cl A	12,421	193
		1,679

Industrials — 0.0%
Veidekke ASA	6,922	116
Wilh Wilhelmsen Holding ASA, Cl B	650	32
		148
Total Norway		20,562

SEI Institutional Investments Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Portugal — 0.0%
Communication Services — 0.0%
NOS SGPS SA	36,350	$156

Consumer Staples — 0.0%
Sonae SGPS SA	236,465	407
Total Portugal		563

Singapore — 1.6%
Communication Services — 0.1%
Singapore Telecommunications Ltd	460,200	1,685

Consumer Staples — 0.2%
Sheng Siong Group Ltd	1,609,633	3,382

Financials — 0.9%
DBS Group Holdings Ltd	82,320	3,450
Oversea-Chinese Banking Corp Ltd	410,900	5,873
Singapore Exchange Ltd	325,900	4,252
United Overseas Bank Ltd	133,400	3,504
		17,079

Health Care — 0.0%
Haw Par	19,700	233

Industrials — 0.4%
ComfortDelGro Corp Ltd	2,639,700	2,937
Jardine Cycle & Carriage Ltd	149,200	3,938
Vicom	26,700	33
		6,908
Total Singapore		29,287

Spain — 2.2%
Consumer Staples — 0.0%
Distribuidora Internacional de Alimentacion *	2,080	73
Ebro Foods SA	34,992	736
Viscofan SA	410	26
		835

Energy — 0.3%
Repsol SA	305,879	5,669

Health Care — 0.0%
Faes Farma	49,670	274

Industrials — 0.6%
Logista Integral SA	297,968	10,184

Materials — 0.0%
Miquel y Costas & Miquel SA	2,889	46

Utilities — 1.3%
Endesa SA	534,442	19,385

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Naturgy Energy Group SA	124,413	$3,829
		23,214
Total Spain		40,222

Sweden — 2.6%
Communication Services — 0.5%
Telia Co AB	2,301,039	9,254

Consumer Discretionary — 0.4%
Autoliv Inc	53,992	6,370

Consumer Staples — 0.0%
Scandi Standard	13,036	133

Financials — 1.1%
Svenska Handelsbanken AB, Cl A	752,200	10,456
Swedbank AB, Cl A	334,500	10,656
		21,112

Information Technology — 0.6%
Telefonaktiebolaget LM Ericsson, Cl B	1,079,838	10,430
Total Sweden		47,299

Switzerland — 2.0%
Communication Services — 0.4%
Swisscom AG	10,409	7,483

Consumer Staples — 0.0%
Bell Food Group AG	929	266

Financials — 0.0%
Basellandschaftliche Kantonalbank	135	159
Walliser Kantonalbank	390	63
		222

Health Care — 0.3%
Galderma Group AG	18,405	3,675
Galenica	16,551	1,879
		5,554

Industrials — 0.4%
ABB Ltd	18,131	1,305
Burkhalter Holding	1,470	255
Schindler Holding AG	15,371	5,496
		7,056

Information Technology — 0.7%
TE Connectivity PLC	57,522	13,009

Real Estate — 0.0%
Allreal Holding AG	1,728	435
Investis Holding SA	813	139
		574

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2025

Global Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Utilities — 0.2%
BKW AG	12,012	$2,509
Total Switzerland		36,673

United Kingdom — 3.5%
Communication Services — 0.1%
Auto Trader Group PLC	114,280	967
Rightmove PLC	4,273	31
		998

Consumer Discretionary — 0.3%
Kingfisher PLC	1,216,400	4,931
Next PLC	6,414	1,201
		6,132

Consumer Staples — 1.0%
British American Tobacco PLC	113,100	6,647
Imperial Brands PLC	225,269	9,579
J Sainsbury PLC	77,470	331
MP Evans Group PLC	6,809	116
Tesco PLC	295,668	1,765
		18,438

Energy — 0.0%
Odfjell Technology Ltd	214	1

Financials — 1.4%
HSBC Holdings PLC	972,100	13,789
Standard Chartered PLC	550,238	12,200
		25,989

Industrials — 0.4%
Balfour Beatty	414,200	3,865
CK Hutchison Holdings Ltd	449,500	3,171
		7,036

Information Technology — 0.3%
Aferian PLC, Cl A *	28,544	1
Sage Group PLC/The	369,080	5,260
		5,261
Total United Kingdom		63,855

United States — 57.4%
Communication Services — 7.8%
Alphabet Inc, Cl A	96,587	30,925
AT&T Inc	1,004,956	26,149
Comcast Corp, Cl A	882,580	23,556
Electronic Arts Inc	52,367	10,580
Fox Corp	116,300	7,618
GCI Liberty Inc, Cl C *	19,387	646
Meta Platforms Inc, Cl A	6,719	4,353
New York Times Co/The, Cl A	171,923	11,089
TEGNA Inc	160,100	3,125
Verizon Communications Inc	616,422	25,341
Walt Disney Co/The	648	68
		143,450

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)

Consumer Discretionary — 2.2%
Amazon.com Inc *	17,299	$4,034
Booking Holdings Inc	462	2,271
eBay Inc	197,887	16,383
Ford Motor Co	156,500	2,078
General Motors Co	67,700	4,977
Grand Canyon Education Inc *	9,415	1,485
H&R Block Inc	102,600	4,322
Service Corp International/US	73,722	5,856
		41,406

Consumer Staples — 8.4%
Albertsons Cos Inc, Cl A	399,500	7,323
Altria Group Inc	272,236	16,065
Archer-Daniels-Midland Co	79,900	4,853
Bunge Global SA	60,583	5,820
Campbell Soup Co	173,900	5,300
Church & Dwight Co Inc	69,886	5,951
Clorox Co/The	78,004	8,420
Coca-Cola Co/The	137,855	10,080
Colgate-Palmolive Co	115,856	9,314
Conagra Brands Inc	140,700	2,511
Costco Wholesale Corp	9,929	9,071
Fresh Del Monte Produce Inc	114,025	4,121
Ingredion Inc	112,588	12,108
Kimberly-Clark Corp	74,221	8,099
Kraft Heinz Co/The	198,400	5,061
Kroger Co/The	112,500	7,569
Molson Coors Beverage Co, Cl B	188,500	8,767
Monster Beverage Corp *	59,696	4,477
PepsiCo Inc	6,989	1,040
Philip Morris International Inc	51,011	8,033
Procter & Gamble Co/The	60,480	8,961
Walmart Inc	25,015	2,764
		155,708

Energy — 0.7%
Exxon Mobil Corp	51,600	5,982
Shell PLC	195,244	7,182
		13,164

Financials — 4.5%
Bank of New York Mellon Corp/The	82,500	9,248
Berkshire Hathaway Inc, Cl B *	18,364	9,436
Everest Group Ltd	7,000	2,200
Federated Hermes Inc, Cl B	135,253	6,786
Hartford Financial Services Group Inc/The	29,300	4,015
Loews Corp	36,900	3,980
Marsh & McLennan Cos Inc	34,376	6,306
Mastercard Inc, Cl A	17,270	9,508
Moody's Corp	11,344	5,567
Old Republic International Corp	240,851	11,103
Provident Financial Holdings Inc	2,655	41
Unum Group	135,466	10,291

SEI Institutional Investments Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Western Union Co/The	535,000	$4,703
		83,184

Health Care — 14.1%
Abbott Laboratories	71,605	9,230
AbbVie Inc	40,796	9,289
Boston Scientific Corp *	89,373	9,078
Bristol-Myers Squibb Co	277,600	13,658
Cardinal Health Inc	65,347	13,871
Cencora Inc	24,531	9,050
Centene Corp *	75,900	2,986
Chemed Corp	17,175	7,543
Cigna Group/The	21,947	6,085
CVS Health Corp	50,700	4,074
Edwards Lifesciences Corp *	3,354	291
Encompass Health Corp	28,172	3,274
Exelixis Inc *	180,035	7,952
Gilead Sciences Inc	107,900	13,578
HCA Healthcare Inc	11,790	5,993
Incyte Corp *	144,006	15,043
Johnson & Johnson	128,171	26,521
McKesson Corp	13,496	11,892
Medtronic PLC	62,670	6,601
Merck & Co Inc	118,200	12,391
Novartis AG	195,779	25,546
Organon & Co	30,990	239
Pfizer Inc	654,300	16,842
Regeneron Pharmaceuticals Inc	3,622	2,826
Roche Holding AG	26,927	10,318
Stryker Corp	24,613	9,136
Veeva Systems Inc, Cl A *	30,840	7,410
		260,717

Industrials — 3.1%
Allison Transmission Holdings Inc	41,100	3,644
AMETEK Inc	48,274	9,553
Automatic Data Processing Inc	5,541	1,415
Cintas Corp	44,647	8,305
CSG Systems International Inc	46,100	3,631
General Dynamics Corp	25,762	8,801
Genpact Ltd	116,800	5,146
Science Applications International Corp	44,987	3,878
Veralto Corp	55,942	5,663
Waste Management Inc	34,038	7,416
		57,452

Information Technology — 13.9%
Adobe Inc *	24,391	7,808
Amdocs Ltd	208,268	15,928
Amphenol Corp, Cl A	60,151	8,475
Analog Devices Inc	4,610	1,223
Apple Inc	46,936	13,088
Arrow Electronics Inc *	74,700	8,068
Autodesk Inc *	6,250	1,896

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Avnet Inc	170,691	$8,110
Box Inc, Cl A *	246,261	7,275
Cisco Systems Inc	510,161	39,252
Cognizant Technology Solutions Corp, Cl A	163,500	12,706
CommVault Systems Inc *	29,818	3,683
Dolby Laboratories Inc, Cl A	134,156	9,049
Dropbox Inc, Cl A *	418,717	12,511
F5 Inc *	34,760	8,313
Gen Digital Inc	274,000	7,225
Hewlett Packard Enterprise Co	207,900	4,547
HP Inc	273,843	6,687
InterDigital Inc	650	233
Intuit Inc	10,288	6,523
Microsoft Corp	22,612	11,125
Motorola Solutions Inc	23,075	8,530
NetScout Systems Inc *	180,214	4,844
NVIDIA Corp	67,288	11,910
Progress Software Corp *	77,600	3,214
QUALCOMM Inc	39,754	6,682
Roper Technologies Inc	18,873	8,422
Skyworks Solutions Inc	51,753	3,413
TD SYNNEX Corp	49,800	7,594
Texas Instruments Inc	11,002	1,851
Zoom Video Communications Inc, Cl A *	68,700	5,837
		256,022

Materials — 1.4%
AptarGroup Inc	29,381	3,665
CF Industries Holdings Inc	44,900	3,534
Ecolab Inc	22,476	6,184
NewMarket Corp	13,000	9,926
Newmont Corp	22,138	2,009
		25,318

Utilities — 1.3%
Duke Energy Corp	11,448	1,419
Evergy Inc	41,000	3,184
Eversource Energy	78,400	5,267
National Fuel Gas Co	69,100	5,697
Pinnacle West Capital Corp	43,100	3,916
Portland General Electric Co	100,147	5,089
		24,572
Total United States		1,060,993

Total Common Stock
(Cost $1,585,245) ($ Thousands)		1,805,980

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2025

Global Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)
PREFERRED STOCK — 0.5%
Germany — 0.5%
Consumer Staples — 0.5%
Henkel AG & Co KGaA(A)	112,018	$9,036

Total Preferred Stock
(Cost $8,854) ($ Thousands)		9,036
	Number of Rights
RIGHTS — 0.0%
Spain — 0.0%
Viscofan SA *‡‡	410	1
United States — 0.0%
GCI Liberty Inc, Cl R, Expires 12/20/2025 *	7,441	46
Total Rights
(Cost $—) ($ Thousands)		47

	Shares
CASH EQUIVALENT — 0.8%
SEI Daily Income Trust, Government Fund, Institutional Class
3.950%**†	14,248,957	14,249
Total Cash Equivalent
(Cost $14,249) ($ Thousands)		14,249
Total Investments in Securities — 98.9%
(Cost $1,608,348) ($ Thousands)		$1,829,312

A list of the open futures contracts held by the Fund at November 30, 2025, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation)(Thousands)
Long Contracts
Euro STOXX 50	13	Dec-2025	$846	$856	$5
FTSE 100 Index	4	Dec-2025	510	517	2
Hang Seng Index	1	Dec-2025	168	167	(1)
S&P 500 Index E-MINI	15	Dec-2025	5,089	5,144	55
SPI 200 Index	5	Dec-2025	706	707	(6)
TOPIX Index	3	Dec-2025	640	649	14
			$7,959	$8,040	$69

A list of the open forward foreign currency contracts held by the Fund at November 30, 2025, is as follows:

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
Barclays PLC	12/08/25	NZD	160	USD	91	$(1)
Barclays PLC	12/08/25	CAD	63,412	USD	45,139	(370)
Brown Brothers Harriman	12/08/25	USD	3	NZD	5	—
Brown Brothers Harriman	12/08/25	USD	1	NZD	2	—
Brown Brothers Harriman	12/08/25	NZD	8	USD	5	—
Brown Brothers Harriman	12/08/25	USD	146	DKK	944	1
Brown Brothers Harriman	12/08/25	USD	15	DKK	97	—

SEI Institutional Investments Trust

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
Brown Brothers Harriman	12/08/25	AUD	366	USD	238	$(2)
Brown Brothers Harriman	12/08/25	USD	498	SGD	649	3
Brown Brothers Harriman	12/08/25	USD	105	SGD	136	—
Brown Brothers Harriman	12/08/25	USD	534	SEK	5,078	5
Brown Brothers Harriman	12/08/25	USD	244	SEK	2,301	—
Brown Brothers Harriman	12/08/25	USD	812	HKD	6,311	(1)
Brown Brothers Harriman	12/08/25	SGD	1,119	USD	860	(5)
Brown Brothers Harriman	12/08/25	CHF	142	USD	179	2
Brown Brothers Harriman	12/08/25	CHF	999	USD	1,241	(5)
Brown Brothers Harriman	12/08/25	USD	772	CHF	621	3
Brown Brothers Harriman	12/08/25	USD	426	CHF	338	(4)
Brown Brothers Harriman	12/08/25	GBP	1,425	USD	1,869	(19)
Brown Brothers Harriman	12/08/25	USD	1,241	NOK	12,669	12
Brown Brothers Harriman	12/08/25	USD	240	NOK	2,422	(1)
Brown Brothers Harriman	12/08/25	USD	1,906	AUD	2,943	24
Brown Brothers Harriman	12/08/25	USD	85	AUD	129	—
Brown Brothers Harriman	12/08/25	USD	1,715	CAD	2,411	15
Brown Brothers Harriman	12/08/25	USD	622	CAD	866	—
Brown Brothers Harriman	12/08/25	DKK	289	USD	45	—
Brown Brothers Harriman	12/08/25	DKK	2,075	USD	321	(1)
Brown Brothers Harriman	12/08/25	CAD	2,623	USD	1,868	(14)
Brown Brothers Harriman	12/08/25	USD	2,597	GBP	1,979	25
Brown Brothers Harriman	12/08/25	USD	198	GBP	149	—
Brown Brothers Harriman	12/08/25	USD	4,495	EUR	3,886	17
Brown Brothers Harriman	12/08/25	USD	302	EUR	260	(1)
Brown Brothers Harriman	12/08/25	NOK	1,599	USD	159	—
Brown Brothers Harriman	12/08/25	NOK	3,818	USD	374	(3)
Brown Brothers Harriman	12/08/25	USD	2,347	JPY	366,473	4
Brown Brothers Harriman	12/08/25	USD	3,863	JPY	591,592	(69)
Brown Brothers Harriman	12/08/25	EUR	94	USD	109	—
Brown Brothers Harriman	12/08/25	EUR	7,283	USD	8,419	(37)
Brown Brothers Harriman	12/08/25	HKD	21,293	USD	2,740	5
Brown Brothers Harriman	12/08/25	SEK	22,424	USD	2,348	(31)
Brown Brothers Harriman	12/08/25	JPY	455,948	USD	2,961	36
Brown Brothers Harriman	12/08/25	JPY	431,279	USD	2,755	(11)
Standard Chartered	12/08/25	SGD	19,005	USD	14,584	(101)
Standard Chartered	12/08/25	DKK	24,800	USD	3,832	(24)
Standard Chartered	12/08/25	GBP	26,849	USD	35,073	(500)
Standard Chartered	12/08/25	HKD	157,777	USD	20,313	42
Standard Chartered	12/08/25	JPY	12,040,137	USD	78,678	1,447
Westpac Banking	12/08/25	AUD	13,125	USD	8,539	(68)
Westpac Banking	12/08/25	CHF	23,165	USD	28,744	(139)
Westpac Banking	12/08/25	EUR	99,325	USD	114,275	(1,046)
Westpac Banking	12/08/25	NOK	125,657	USD	12,316	(111)
Westpac Banking	12/08/25	SEK	180,522	USD	18,958	(193)
						$(1,116)

Percentages are based on Net Assets of $1,849,721 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of November 30, 2025.
‡‡	Expiration date not available.

†	Investment in Affiliated Security (see Note 6).
(A)	No interest rate available.

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2025

Global Managed Volatility Fund (Concluded)

The following is a summary of the level of inputs used as of November 30, 2025, in valuing the Fund's investments and other financial instruments carried at value ($ Thousands):
Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Common Stock	1,805,980	–	–	1,805,980
Preferred Stock	9,036	–	–	9,036
Rights	47	–	–	47
Cash Equivalent	14,249	–	–	14,249
Total Investments in Securities	1,829,312	–	–	1,829,312

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	76	–	–	76
Unrealized Depreciation	(7)	–	–	(7)
Forward Contracts*
Unrealized Appreciation	–	1,641	–	1,641
Unrealized Depreciation	–	(2,757)	–	(2,757)
Total Other Financial Instruments	69	(1,116)	–	(1,047)

*	Futures contracts and forward contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The following is a summary of the Fund’s transactions with affiliates for the period ended November 30, 2025 ($ Thousands):

Security Description	Value 5/31/2025	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 11/30/2025	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$17,023	$1,233,632	$(1,236,406)	$—	$—	$14,249	$831	$—

Amounts designated as “—” are either $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2025

World Equity Ex-US Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 94.8%
Australia — 2.4%
Consumer Discretionary — 0.3%
Aristocrat Leisure Ltd	663,784	$25,396
Fleetwood Ltd	7,083	12
Harvey Norman Holdings Ltd	556,618	2,533
		27,941

Energy — 0.1%
Woodside Energy Group Ltd	403,155	6,600

Financials — 0.1%
Commonwealth Bank of Australia	74,604	7,463
Netwealth Group Ltd	97,785	1,834
		9,297

Health Care — 0.2%
Ansell Ltd	75,090	1,845
Pro Medicus Ltd	104,832	18,349
		20,194

Industrials — 0.5%
Austal Ltd *	417,895	1,797
Brambles Ltd	181,829	2,868
Computershare Ltd	1,331,648	31,338
Qantas Airways Ltd	1,418,720	9,295
Qube Holdings Ltd	720,599	2,297
		47,595

Information Technology — 0.1%
Codan Ltd	110,384	2,235
Technology One Ltd	315,449	6,236
		8,471

Materials — 1.0%
Aurelia Metals Ltd *	381,151	59
BlueScope Steel Ltd	793,315	12,650
Evolution Mining Ltd	764,091	5,955
Fortescue Ltd	255,433	3,594
Genesis Minerals Ltd *	115,141	503
Northern Star Resources Ltd	442,086	7,957
OceanaGold Corp	240,787	6,213
Orica Ltd	125,753	1,967
Perenti Ltd	884,412	1,700
Ramelius Resources Ltd	847,260	2,032
Rio Tinto Ltd	447,552	38,862
South32 Ltd	156,949	333
Vault Minerals Ltd *	677,760	2,222
		84,047

Real Estate — 0.1%
Charter Hall Group ‡	51,461	839
Scentre Group ‡	1,415,653	3,789
		4,628
Total Australia		208,773

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Austria — 0.2%
Financials — 0.2%
Erste Group Bank AG	154,068	$16,843
Raiffeisen Bank International AG	89,463	3,636
		20,479
Total Austria		20,479

Belgium — 0.7%
Consumer Staples — 0.1%
Anheuser-Busch InBev SA/NV	136,444	8,413

Financials — 0.1%
Groupe Bruxelles Lambert NV	601	52
KBC Group NV	92,193	11,351
		11,403

Health Care — 0.1%
UCB SA	18,711	5,231

Information Technology — 0.0%
Barco NV	7,945	113

Materials — 0.4%
Syensqo SA	389,405	31,794
Umicore SA	116,009	2,041
		33,835
Total Belgium		58,995

Brazil — 2.4%
Communication Services — 0.3%
Bemobi Mobile Tech SA	11,300	57
Telefonica Brasil SA	3,220,177	21,262
TIM SA/Brazil	267,000	1,253
		22,572

Consumer Discretionary — 0.0%
Cogna Educacao SA	1,873,876	1,364
Ser Educacional SA	19,600	35
		1,399

Consumer Staples — 0.8%
Ambev SA	27,671,336	71,985

Financials — 0.6%
Banco Bradesco SA ADR	472,032	1,747
Banco do Brasil SA	11,583,322	48,842
NU Holdings Ltd/Cayman Islands, Cl A *	60,568	1,053
Pagseguro Digital Ltd, Cl A	64,620	677
		52,319

Information Technology — 0.4%
TOTVS SA	4,248,800	34,264

Materials — 0.2%
Vale SA	727,800	9,169

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2025

World Equity Ex-US Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Wheaton Precious Metals Corp	38,135	$4,198
Yara International ASA	136,683	4,995
		18,362

Utilities — 0.1%
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	91,900	2,426
Eneva SA *	1,161,300	4,323
		6,749
Total Brazil		207,650

Canada — 4.9%
Communication Services — 0.1%
Cogeco Inc	1,976	91
Quebecor Inc, Cl B	261,293	9,870
		9,961

Consumer Discretionary — 1.0%
Aritzia Inc *	93,578	7,418
AutoCanada Inc *	3,182	47
BRP Inc	33,336	2,331
Dollarama Inc	195,271	28,008
Groupe Dynamite Inc *	21,700	1,152
Leon's Furniture Ltd	3,400	70
Magna International Inc, Cl A	886,491	43,451
Martinrea International Inc	32,475	234
		82,711

Consumer Staples — 0.3%
Empire Co Ltd, Cl A	556,707	20,546
Saputo Inc	77,000	2,188
		22,734

Energy — 0.5%
Calfrac Well Services Ltd *	14,470	36
Cameco Corp	40,078	3,563
CES Energy Solutions Corp	76,404	674
Enerflex Ltd	228,665	3,187
Paramount Resources Ltd, Cl A	19,100	330
Source Energy Services Ltd *	2,400	21
Suncor Energy Inc	768,607	34,647
		42,458

Financials — 1.3%
Bank of Nova Scotia/The	373,214	25,953
Canaccord Genuity Group Inc	64,065	542
Canadian Imperial Bank of Commerce	220,578	19,119
E-L Financial Corp Ltd	5,400	65
iA Financial Corp Inc	208,416	24,677
Royal Bank of Canada	79,774	12,368
Sprott Inc	22,825	2,105
TMX Group Ltd	285,031	10,489
Toronto-Dominion Bank/The	176,400	14,887
		110,205

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Health Care — 0.0%
Extendicare Inc, Cl Trust Units	23,200	$342

Industrials — 0.6%
Aecon Group Inc	25,200	493
Badger Infrastructure Solutions Ltd	34,367	1,795
Black Diamond Group Ltd	8,700	89
Element Fleet Management Corp	196,789	5,255
Finning International Inc	76,560	4,106
Stantec Inc	13,764	1,327
Toromont Industries Ltd	311,544	36,519
Wajax Corp	11,600	229
		49,813

Information Technology — 0.3%
Celestica Inc *	40,014	13,781
Coveo Solutions Inc *	26,280	108
Enghouse Systems Ltd	102,045	1,496
Evertz Technologies Ltd	2,800	27
Kinaxis Inc *	36,321	4,549
Shopify Inc, Cl A *	54,516	8,729
		28,690

Materials — 0.7%
5N Plus Inc *	132,147	1,885
Agnico Eagle Mines Ltd	53,551	9,365
CCL Industries Inc, Cl B	67,244	4,122
Centerra Gold Inc	331,199	4,400
Dundee Precious Metals Inc	411,200	11,504
Dynacor Group Inc	18,500	59
Fortuna Mining Corp *	262,862	2,664
Franco-Nevada Corp	20,803	4,360
GoldMining Inc *	41,300	59
Hudbay Minerals Inc	260,700	4,453
Integra Resources Corp *	16,754	59
Jaguar Mining Inc *	27,900	144
K92 Mining Inc *	143,581	2,172
Kinross Gold Corp	233,583	6,598
Lundin Gold Inc	39,624	3,348
Nutrien Ltd	30,260	1,760
Torex Gold Resources Inc	67,152	3,161
Victoria Gold Corp/Vancouver *(A)	1,652	–
Winpak Ltd	9,784	309
		60,422

Real Estate — 0.0%
Colliers International Group Inc	23,248	3,378
StorageVault Canada Inc	54,500	193
		3,571

Utilities — 0.1%
Atco Ltd/Canada, Cl I	82,496	3,295

SEI Institutional Investments Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Emera Inc	211,674	$10,298
		13,593
Total Canada		424,500

Chile — 0.1%
Consumer Discretionary — 0.1%
Falabella SA	539,778	3,499

Industrials — 0.0%
Latam Airlines Group SA *	71,951,312	1,737
Total Chile		5,236

China — 6.4%
Communication Services — 2.2%
Autohome Inc ADR	15,425	366
Baidu Inc, Cl A *	1,813,500	26,737
Bilibili Inc, Cl Z *	414,270	11,044
G-bits Network Technology Xiamen Co Ltd, Cl A	28,418	1,729
Hello Group Inc ADR	20,685	144
JOYY Inc ADR	113,942	7,192
Kuaishou Technology, Cl B	2,340,600	20,547
NetDragon Websoft Holdings Ltd	179,260	262
NetEase Inc	1,170,600	32,382
Newborn Town Inc *	448,000	546
Tencent Holdings Ltd	1,119,600	88,462
Tencent Music Entertainment Group ADR	104,657	1,931
Tongdao Liepin Group	22,862	11
XD Inc	271,600	2,476
Zhihu Inc ADR *	70,811	261
		194,090

Consumer Discretionary — 1.8%
Alibaba Group Holding Ltd	2,016,100	39,667
Alibaba Group Holding Ltd ADR	80,919	12,729
ATRenew Inc ADR *	16,321	74
BAIC Motor Corp Ltd, Cl H *	979,500	272
Chervon Holdings Ltd	116,900	284
China New Higher Education Group Ltd *	1,739,416	248
China Yongda Automobiles Services Holdings Ltd	87,500	20
China Yuhua Education Corp Ltd *	1,180,000	81
Chow Tai Fook Jewellery Group Ltd	283,445	499
Edvantage Group Holdings Ltd	263,211	50
Haier Smart Home Co Ltd, Cl A	11,267,200	38,642
JD.com Inc, Cl A	1,129,900	16,902
Li Ning Co Ltd	2,677,000	6,000
Loncin Motor Co Ltd, Cl A	724,300	1,475
Midea Group Co Ltd, Cl A	337,800	3,817
Ningbo Shuanglin Auto Parts Co Ltd, Cl A	360,681	1,921
Niu Technologies ADR *	7,365	26
PDD Holdings Inc ADR *	13,760	1,597
Pop Mart International Group Ltd	87,600	2,542
Prosus NV	92,506	5,833
TCL Electronics Holdings Ltd	197,000	259

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Trip.com Group Ltd	36,300	$2,530
Vipshop Holdings Ltd ADR	827,791	16,258
XPeng Inc, Cl A *	121,900	1,328
Zhejiang Cfmoto Power Co Ltd, Cl A	63,500	2,382
		155,436

Consumer Staples — 0.1%
Eastroc Beverage Group Co Ltd, Cl A	150,310	5,606
Yantai China Pet Foods Co Ltd, Cl A	263,943	2,106
		7,712

Energy — 0.0%
China Leon Inspection Holding Ltd *	118,204	34
Zhejiang Akcome New Energy Technology Co Ltd *	3,175,100	–
		34

Financials — 0.9%
Agricultural Bank of China Ltd, Cl H	13,562,000	10,174
Bairong Inc, Cl B *	96,500	112
BOC Hong Kong Holdings Ltd	576,000	2,781
China Construction Bank Corp, Cl H	23,270,000	24,515
China Merchants Bank Co Ltd, Cl H	2,974,000	20,053
China Taiping Insurance Holdings Co Ltd	734,800	1,646
Industrial Securities Co Ltd, Cl A	1,791,947	1,718
Ping An Insurance Group Co of China Ltd, Cl H	311,500	2,280
Postal Savings Bank of China Co Ltd, Cl H	7,420,000	5,249
Shanghai Pudong Development Bank Co Ltd, Cl A	3,018,628	4,901
		73,429

Health Care — 0.1%
BeOne Medicines Ltd *	86,700	2,291
Innovent Biologics Inc *	147,500	1,788
JIANGSU HENGRUI PHARMACEUTICALS *	163,200	1,554
Shanghai Allist Pharmaceuticals Co Ltd, Cl A	237,494	3,308
Sino Biopharmaceutical Ltd	2,009,000	1,826
		10,767

Industrials — 0.4%
China Lesso Group Holdings Ltd	605,000	346
China Yuchai International Ltd	11,578	414
Continental Aerospace Technologies Holding Ltd	1,636,000	27
JD Logistics Inc *	377,300	593
Kanzhun Ltd ADR	169,020	3,735
Lonking Holdings Ltd	114,756	44
Shandong Himile Mechanical Science & Technology Co Ltd, Cl A	307,200	2,993
SITC International Holdings Co Ltd	1,293,670	4,448
Weichai Heavy Machinery Co	370,540	1,409
Weichai Power Co Ltd, Cl H	7,199,000	17,883
Yangzijiang Shipbuilding Holdings Ltd	2,220,700	5,756
		37,648

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2025

World Equity Ex-US Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Information Technology — 0.2%
AInnovation Technology Group Co Ltd *	99,800	$75
Anji Microelectronics Technology Shanghai Co Ltd, Cl A	74,680	2,137
Anker Innovations Technology Co Ltd, Cl A	94,070	1,476
BOE Varitronix Ltd	434,000	271
Edianyun Ltd, Cl H *	91,500	26
Foxconn Industrial Internet Co Ltd, Cl A	246,000	2,128
JinkoSolar Holding Co Ltd ADR	11,751	307
Lenovo Group Ltd	7,922,000	9,921
Linklogis Inc, Cl B	180,000	55
Victory Giant Technology Huizhou Co Ltd, Cl A	65,500	2,524
Xiaomi Corp, Cl B *	423,600	2,252
		21,172

Materials — 0.3%
Aluminum Corp of China Ltd, Cl H	2,934,000	3,968
China Hongqiao Group Ltd	369,000	1,471
CMOC Group Ltd, Cl H	1,905,000	3,976
Jiangxi Copper Co Ltd, Cl H	619,000	2,451
Lee & Man Chemical Co Ltd	26,966	20
Tiangong International Co Ltd	1,113,062	450
Zhejiang NHU Co Ltd, Cl A	570,300	1,967
Zijin Mining Group Co Ltd, Cl H	1,936,000	7,699
		22,002

Real Estate — 0.4%
China Overseas Land & Investment Ltd	18,012,500	30,883

Utilities — 0.0%
Beijing Enterprises Holdings Ltd	391,000	1,712
Total China		554,885

Cyprus — 0.0%
Financials — 0.0%
Bank of Cyprus Holdings PLC	326,619	3,035

Czech Republic — 0.0%
Financials — 0.0%
Moneta Money Bank AS	25,112	229

Denmark — 2.0%
Financials — 0.4%
Danske Bank A/S	684,815	31,459

Health Care — 0.9%
ALK-Abello A/S *	69,134	2,482
Coloplast A/S, Cl B	205,363	18,547
Genmab A/S *	13,816	4,440
Novo Nordisk A/S, Cl B	1,060,220	52,511
		77,980

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Industrials — 0.7%
AP Moller - Maersk A/S, Cl B	30,618	$61,275
Total Denmark		170,714

Finland — 0.9%
Energy — 0.0%
Neste Oyj	81,728	1,580

Financials — 0.1%
Sampo Oyj, Cl A	437,463	5,146

Health Care — 0.1%
Orion Oyj, Cl B	101,719	7,283
Pihlajalinna Oyj	3,777	63
		7,346

Industrials — 0.1%
Wartsila OYJ Abp, Cl B	357,545	11,608

Information Technology — 0.6%
Nokia Oyj ADR	1,743,686	10,602
Nokia Oyj	6,960,561	42,398
		53,000
Total Finland		78,680

France — 6.6%
Communication Services — 0.1%
Criteo SA ADR *	62,164	1,236
Publicis Groupe SA	91,250	8,907
		10,143

Consumer Discretionary — 1.0%
Accor SA	238,510	12,910
Cie Generale des Etablissements Michelin SCA	1,088,653	35,640
Forvia SE *	27,538	388
LVMH Moet Hennessy Louis Vuitton SE	54,883	40,572
Valeo SE	78,465	995
		90,505

Consumer Staples — 1.0%
Carrefour SA	2,414,256	37,182
Danone SA	344,773	30,826
Pernod Ricard SA	161,055	14,521
Societe LDC SADIR	192	19
		82,548

Financials — 1.1%
Amundi SA	365,928	29,300
BNP Paribas SA	406,322	34,738
Societe Generale SA	408,344	28,438
		92,476

Health Care — 1.5%
EssilorLuxottica SA	150,506	53,992
Ipsen SA	51,269	7,403

SEI Institutional Investments Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Sanofi SA	660,019	$65,840
		127,235

Industrials — 1.6%
Dassault Aviation SA	21,498	6,763
Rexel SA	1,091,325	41,599
Safran SA	4,724	1,589
Societe BIC SA	401,568	22,969
Teleperformance SE	924,895	63,710
		136,630

Materials — 0.3%
Arkema SA	424,816	25,900
Total France		565,437

Germany — 5.8%
Communication Services — 0.4%
Scout24 SE	335,788	34,351

Consumer Discretionary — 1.0%
Aumovio SE *	633,893	27,293
Auto1 Group SE *	53,673	1,512
Continental AG	731,017	54,427
Jumia Technologies AG ADR *	214,189	2,716
		85,948

Financials — 0.4%
Commerzbank AG	61,817	2,426
Deutsche Bank AG	707,294	25,082
DWS Group GmbH & Co KGaA	42,266	2,624
flatexDEGIRO AG	108,923	4,188
Talanx AG	18,390	2,390
		36,710

Health Care — 1.2%
Bayer AG	1,873,082	66,279
Fresenius Medical Care AG	605,740	28,958
Fresenius SE & Co KGaA	146,144	8,030
		103,267

Industrials — 1.4%
Daimler Truck Holding AG	950,999	40,263
Deutz AG	342,434	3,163
GEA Group AG	119,360	8,089
HOCHTIEF AG	50,017	17,709
Indus Holding AG	1,268	39
KION Group AG	49,205	3,688
Knorr-Bremse AG	5,978	634
MTU Aero Engines AG	3,979	1,628
Nordex SE *	67,650	2,029
Rational AG	39,112	29,244
Rheinmetall AG	3,714	6,354
Siemens Energy AG *	68,444	9,166
		122,006

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Information Technology — 0.5%
Nemetschek SE	28,159	$3,147
SAP SE	153,694	37,110
		40,257

Materials — 0.8%
BASF SE	834,355	43,520
Evonik Industries AG	1,647,946	25,367
FUCHS SE	658	24
thyssenkrupp AG	37,524	411
		69,322

Real Estate — 0.0%
Vonovia SE	43,283	1,311

Utilities — 0.1%
E.ON SE	264,159	4,706
Total Germany		497,878

Greece — 0.2%
Consumer Discretionary — 0.0%
OPAP SA	98,473	2,013

Energy — 0.0%
StealthGas Inc *	1,595	11

Financials — 0.1%
ALPHA BANK SA	848,245	3,464
Eurobank Ergasias Services and Holdings SA	784,246	3,107
National Bank of Greece SA	64,637	1,013
		7,584

Materials — 0.0%
Titan Cement International SA	35,497	1,874

Utilities — 0.1%
Public Power Corp SA	151,461	3,062
Total Greece		14,544

Hong Kong — 2.3%
Consumer Discretionary — 0.4%
Chow Sang Sang Holdings International Ltd	111,000	174
Crystal International Group Ltd	130,500	126
Emperor Watch & Jewellery Ltd	2,250,000	75
Johnson Electric Holdings Ltd	780,000	3,015
JS Global Lifestyle Co Ltd *	1,154,000	283
Luk Fook Holdings International Ltd	145,000	455
Melco Resorts & Entertainment Ltd ADR *	183,870	1,675
Pou Sheng International Holdings Ltd	348,000	20
Samsonite International SA	11,119,758	27,486
		33,309

Consumer Staples — 0.0%
Chaoda Modern Agriculture Holdings Ltd *	2,640	–

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2025

World Equity Ex-US Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)

Financials — 1.5%
AIA Group Ltd	8,575,559	$89,322
Allied Group Ltd *	32,000	9
Bank of East Asia Ltd/The	20,516	34
Dah Sing Banking Group Ltd	42,821	60
Futu Holdings Ltd ADR	60,797	10,315
Hong Kong Exchanges & Clearing Ltd	574,300	30,542
Value Partners Group Ltd	163,000	51
Yunfeng Financial Group Ltd *	4,632,000	2,261
		132,594

Industrials — 0.4%
Swire Pacific Ltd, Cl A	3,625,173	31,124
TS Lines Ltd	322,000	337
		31,461

Information Technology — 0.0%
Truly International Holdings Ltd	168,000	23
VTech Holdings Ltd	26,300	213
Wasion Holdings Ltd	72,000	130
		366
Total Hong Kong		197,730

Hungary — 0.3%
Communication Services — 0.0%
Magyar Telekom Telecommunications PLC	12,744	68

Energy — 0.0%
MOL Hungarian Oil & Gas PLC	86,492	766

Financials — 0.3%
OTP Bank Nyrt	237,764	24,746
Total Hungary		25,580

India — 1.6%
Communication Services — 0.1%
Bharti Airtel Ltd	382,645	9,027

Consumer Discretionary — 0.1%
Dixon Technologies India Ltd	13,669	2,241
Mahindra & Mahindra Ltd	55,988	2,357
SP Apparels Ltd	5,142	45
Sutlej Textiles and Industries Ltd *	26,355	10
VISHAL MEGA MART LTD *	1,428,513	2,175
		6,828

Consumer Staples — 0.1%
Godfrey Phillips India Ltd	44,613	1,436
Marico Ltd	224,830	1,805
		3,241

Energy — 0.3%
Bharat Petroleum Corp Ltd	1,569,799	6,323
Coal India Ltd	3,587,876	15,127
Great Eastern Shipping Co Ltd/The	12,945	160

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Indian Oil Corp Ltd	2,810,021	$5,096
Petronet LNG Ltd	50,461	154
		26,860

Financials — 0.7%
Bank of India	429,549	709
BSE Ltd	68,970	2,248
Canara Bank	909,468	1,546
HDFC Bank Ltd ADR	1,227,083	45,181
ICICI Bank Ltd	317,210	4,940
Karur Vysya Bank Ltd/The	949,056	2,637
		57,261

Health Care — 0.0%
Wockhardt Ltd *	117,676	1,630

Industrials — 0.1%
Adani Ports & Special Economic Zone Ltd	136,589	2,324
Cummins India Ltd	78,343	3,933
GE T&D India Ltd	82,259	2,651
Hitachi Energy India Ltd	8,474	2,097
		11,005

Information Technology — 0.1%
Infosys Ltd	441,194	7,741
Infosys Ltd ADR	170,250	2,976
Intellect Design Arena Ltd	8,553	107
		10,824

Materials — 0.1%
Coromandel International Ltd	259,424	6,927
Indian Metals & Ferro Alloys Ltd	11,582	175
Jindal Saw Ltd	55,274	101
Solar Industries India Ltd	15,740	2,341
		9,544
Total India		136,220

Indonesia — 0.6%
Communication Services — 0.3%
Telkom Indonesia Persero Tbk PT	119,373,420	25,376

Consumer Staples — 0.0%
Bumitama Agri Ltd	45,800	53
First Pacific Co Ltd	2,082,000	1,675
Gudang Garam Tbk PT	62,100	55
Triputra Agro Persada PT	2,698,127	274
		2,057

Energy — 0.1%
Adaro Andalan Indonesia PT	3,845,300	1,734
Dian Swastatika Sentosa Tbk PT *	398,100	2,628
Elnusa Tbk PT	3,901,400	118
Prima Andalan Mandiri Tbk PT	154,579	34
United Tractors Tbk PT	2,678,375	4,509
		9,023

SEI Institutional Investments Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Financials — 0.2%
Bank Rakyat Indonesia Persero Tbk PT	65,527,200	$14,515

Utilities — 0.0%
Perusahaan Gas Negara Tbk PT	871,700	94
Total Indonesia		51,065

Ireland — 1.9%
Financials — 1.5%
AIB Group PLC	3,794,774	39,053
Aon PLC, Cl A	120,500	42,647
Bank of Ireland Group PLC	2,462,860	45,625
		127,325

Industrials — 0.1%
AerCap Holdings NV	46,377	6,214

Information Technology — 0.3%
Accenture PLC, Cl A	121,984	30,496
Total Ireland		164,035

Israel — 0.9%
Consumer Discretionary — 0.0%
Global-e Online Ltd *	51,123	2,066

Consumer Staples — 0.0%
Oddity Tech Ltd, Cl A *	41,009	1,774
Shufersal Ltd	237,063	2,843
		4,617

Financials — 0.1%
Bank Leumi Le-Israel BM	15,509	325
Clal Insurance Enterprises Holdings Ltd	34,168	1,980
Harel Insurance Investments & Financial Services Ltd	64,533	2,400
Isracard Ltd	18	–
Phoenix Financial Ltd	49,901	2,010
		6,715

Industrials — 0.0%
El Al Israel Airlines *	391,196	1,680

Information Technology — 0.8%
Check Point Software Technologies Ltd *	242,880	45,363
CyberArk Software Ltd *	5,370	2,463
Nice Ltd ADR *	19,095	2,025
Nova Ltd *	18,528	5,796
Radware Ltd *	1,385	32
Wix.com Ltd *	104,623	10,013
		65,692
Total Israel		80,770

Italy — 1.4%
Consumer Discretionary — 0.0%
Lottomatica Group Spa	143,048	3,655

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)

Financials — 0.6%
Banca Mediolanum SpA	761,015	$16,310
Banca Monte dei Paschi di Siena SpA	179,057	1,694
BPER Banca SPA	198,439	2,392
Intesa Sanpaolo SpA	2,529,534	16,412
Poste Italiane SpA	200,946	4,811
UniCredit SpA	98,786	7,355
		48,974

Industrials — 0.3%
Leonardo SpA	295,393	16,193
Maire SpA	264,589	3,902
Prysmian SpA	16,721	1,678
		21,773

Utilities — 0.5%
A2A SpA	1,408,894	3,859
Enel SpA	3,586,493	37,069
Hera SpA	366,900	1,757
		42,685
Total Italy		117,087

Japan — 12.3%
Communication Services — 0.9%
Atrae Inc	19,300	82
COLOPL Inc	137,300	395
Dentsu Group Inc	1,410,683	32,084
GungHo Online Entertainment Inc	123,100	1,955
Kamakura Shinsho Ltd	6,700	25
KDDI Corp	714,500	12,304
LIFULL Co Ltd	47,500	50
LY Corp	578,100	1,554
MarkLines Co Ltd	3,400	37
MIXI Inc	251,100	4,668
Nexon Co Ltd	93,500	2,279
Nintendo Co Ltd	19,300	1,637
PR Times Corp	7,200	132
TBS Holdings Inc	41,400	1,545
Toei Animation Co Ltd	897,700	16,553
ZIGExN Co Ltd	54,700	174
		75,474

Consumer Discretionary — 2.1%
Ahresty Corp	4,000	19
Airtrip Corp	3,500	17
Aisin Corp	102,700	1,831
Asics Corp	81,100	1,944
Bandai Namco Holdings Inc	69,200	2,033
Bell-Park Co Ltd	2,600	46
Bridgestone Corp	198,800	9,338
Daikyonishikawa Corp	5,200	25
Denso Corp	252,000	3,321
Doshisha Co Ltd	1,200	24
Fast Retailing Co Ltd	16,400	5,998

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2025

World Equity Ex-US Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Food & Life Cos Ltd	33,000	$1,487
Ichikoh Industries Ltd	29,600	92
Koito Manufacturing Co Ltd	2,141,727	31,197
Mazda Motor Corp	916,600	6,638
McDonald's Holdings Co Japan Ltd	189,100	7,722
Mitsuba Corp	4,200	25
Nissan Motor Co Ltd *	494,000	1,206
Nissan Tokyo Sales Holdings Co Ltd	73,900	239
Open House Group Co Ltd	81,200	4,777
PAL GROUP Holdings Co Ltd	55,900	780
Ryohin Keikaku Co Ltd	92,600	1,838
Sankyo Co Ltd	91,500	1,585
Seiko Group Corp	52,200	2,454
Sharp Corp/Japan *	546,000	2,726
Shimano Inc	336,363	35,355
Skylark Holdings Co Ltd	82,200	1,949
Sony Group Corp	297,400	8,735
Subaru Corp	84,400	1,887
Sumitomo Electric Industries Ltd	219,600	8,662
Taiho Kogyo Co Ltd, Cl A	5,300	23
Temairazu Inc	4,000	81
Toyo Tire Corp	82,400	2,269
Tsukada Global Holdings Inc	5,800	21
Unipres Corp	27,400	212
USS Co Ltd	409,800	4,575
Xebio Holdings Co Ltd	11,100	75
Yamaha Corp	4,292,523	29,760
		180,966

Consumer Staples — 1.0%
Fuji Oil Holdings Inc	48,500	1,122
Japan Tobacco Inc	176,200	6,635
Kewpie Corp	153,000	4,319
Kirin Holdings Co Ltd	719,900	11,318
Kobe Bussan Co Ltd	80,300	1,954
NH Foods Ltd	216,700	9,589
Nippn Corp	108,200	1,663
OIE Sangyo Co Ltd	2,000	28
Pigeon Corp	77,400	803
Rohto Pharmaceutical Co Ltd	82,300	1,335
Sugi Holdings Co Ltd	180,900	4,273
Suntory Beverage & Food Ltd	1,171,943	37,119
Yamazaki Baking Co Ltd	146,200	3,069
		83,227

Energy — 0.1%
ENEOS Holdings Inc	30,800	203
Inpex Corp	202,100	4,315
Japan Petroleum Exploration Co Ltd	181,900	1,663
Nippon Mining Holdings Inc *	170,500	1,828
		8,009

Financials — 1.3%
Awa Bank Ltd/The	12,300	328

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Bank of Iwate Ltd/The	5,400	$171
Bank of Saga Ltd/The	1,800	42
Dai-ichi Life Holdings Inc	211,900	1,655
Daishi Hokuetsu Financial Group Inc	190,700	1,981
Ehime Bank Ltd/The	6,800	57
Fukuoka Financial Group Inc	397,600	12,263
Hyakujushi Bank Ltd/The	7,700	307
Japan Exchange Group Inc	808,600	9,249
Japan Post Bank Co Ltd	312,100	3,760
Japan Post Holdings Co Ltd	344,000	3,383
Japan Post Insurance Co Ltd	17,100	476
Mitsubishi UFJ Financial Group Inc	502,000	7,879
Mizuho Financial Group Inc	299,500	10,573
Nomura Holdings Inc	711,900	5,382
Ogaki Kyoritsu Bank Ltd/The	1,800	49
ORIX Corp	83,300	2,279
Resona Holdings Inc	1,763,600	17,972
Sumitomo Mitsui Financial Group Inc	1,080,400	32,724
Sumitomo Mitsui Trust Holdings Inc	13,400	390
T&D Holdings Inc	150,800	3,279
Tokio Marine Holdings Inc	26,500	940
Towa Bank Ltd/The	6,200	40
Yamagata Bank Ltd/The	4,000	48
		115,227

Health Care — 1.4%
Eisai Co Ltd	305,400	9,588
Hisamitsu Pharmaceutical Co Inc	1,900	52
Hoya Corp	221,500	33,307
Japan Medical Dynamic Marketing Inc	20,000	62
M3 Inc	2,006,700	33,147
Nihon Kohden Corp	176,500	1,794
Nippon Shinyaku Co Ltd	30,900	719
Olympus Corp	2,589,400	34,849
Ono Pharmaceutical Co Ltd	134,700	1,899
Takeda Pharmaceutical Co Ltd	236,700	6,831
		122,248

Industrials — 2.6%
Alsok Co Ltd	423,400	3,321
Anest Iwata Corp	8,300	84
Asahi Diamond Industrial Co Ltd	29,200	155
Central Japan Railway Co	312,300	8,543
Central Security Patrols Co Ltd	7,934	143
Creek & River Co Ltd	5,300	49
CTS Co Ltd	4,400	26
Daifuku Co Ltd	104,200	3,299
Daihatsu Diesel Manufacturing Co Ltd	13,500	250
Daikin Industries Ltd	325,300	42,286
en Japan Inc	17,000	165
Fujikura Ltd	52,200	6,047
Fukushima Galilei Co Ltd	5,600	136
Gakken Holdings Co Ltd	18,400	137
Glory Ltd	87,100	2,191

SEI Institutional Investments Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Hitachi Ltd	137,500	$4,383
Idec Corp/Japan	2,600	45
INFRONEER Holdings Inc	172,200	2,214
Japan Airlines Co Ltd	291,800	5,448
JK Holdings Co Ltd	3,500	28
Kajima Corp	111,800	4,172
Kandenko Co Ltd	86,200	2,735
KAWADA TECHNOLOGIES Inc	7,000	188
Kimura Unity Co Ltd	9,800	54
Komatsu Ltd	406,650	13,371
Kubota Corp	264,832	3,826
Kyushu Railway Co	90,400	2,328
Maezawa Industries Inc	2,000	25
Makita Corp	13,400	390
MINEBEA MITSUMI Inc	1,490,100	30,282
Mitani Sangyo Co Ltd	6,900	24
Mitsubishi Electric Corp	144,800	3,919
MonotaRO Co Ltd	130,400	1,913
Nankai Electric Railway Co Ltd	125,500	2,367
NGK Insulators Ltd	10,500	207
Nice Corp	2,600	30
Nippon Dry-Chemical Co Ltd	600	35
Nissei ASB Machine Co Ltd	900	37
Nisso Holdings Co Ltd	8,500	38
Nitto Kohki Co Ltd	2,900	30
Nitto Seiko Co Ltd	9,000	40
Noritz Corp	7,900	98
Okabe Co Ltd	6,100	36
Pronexus Inc	12,700	97
Recruit Holdings Co Ltd	1,018,600	52,149
Rheon Automatic Machinery Co Ltd	6,600	63
Sakai Heavy Industries Ltd	2,000	27
Sanko Metal Industrial Co Ltd	4,500	41
Sanwa Holdings Corp	135,100	3,488
Sanyo Engineering & Construction Inc	2,600	25
Sato Holdings Corp	4,400	65
Shimizu Corp	388,900	6,908
SMC Corp	5,000	1,760
SMS Co Ltd	1,463,100	12,888
Teikoku Electric Manufacturing Co Ltd	8,700	173
Tokyu Corp	227,500	2,658
Tsubakimoto Chain Co	19,500	282
Yushin Precision Equipment Co Ltd	5,700	25
		225,744

Information Technology — 2.7%
Ad-sol Nissin Corp	3,800	38
Advantest Corp	43,800	5,834
Alpha Systems Inc	1,300	35
Alps Alpine Co Ltd	7,100	92
Avant Group Corp	13,200	153
Axell Corp	17,000	142
Base Co Ltd	1,100	24
BIPROGY Inc	75,600	2,919

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Brother Industries Ltd	1,616,469	$32,391
Business Brain Showa-Ota Inc	2,400	54
Business Engineering Corp	4,100	201
Canon Marketing Japan Inc	64,300	2,820
Digital Hearts Holdings Co Ltd	3,900	24
Elecom Co Ltd	47,500	545
Fabrica Holdings Co Ltd	2,600	34
Fujitsu Ltd	770,500	20,463
Fukui Computer Holdings Inc	2,353	47
Hioki EE Corp	900	34
Hochiki Corp	1,600	44
Hokuriku Electric Industry Co Ltd	1,700	28
Human Technologies Inc/Tokyo	1,600	19
I'll Inc	1,800	28
Iriso Electronics Co Ltd	10,900	227
ISB Corp	4,900	53
Japan Material Co Ltd	7,800	85
Keyence Corp	61,200	20,854
Koa Corp	10,500	90
Kyosan Electric Manufacturing Co Ltd	7,300	26
Lasertec Corp	12,700	2,295
Maxell Ltd	16,800	240
Murata Manufacturing Co Ltd	1,755,000	36,164
NEC Corp	436,800	16,520
NEOJAPAN Inc	12,800	146
Nihon Denkei Co Ltd	4,400	58
Obic Co Ltd	144,000	4,637
Optex Group Co Ltd	6,100	96
Optim Corp *	26,600	89
Optorun Co Ltd	12,200	146
Oro Co Ltd	5,200	68
Otsuka Corp	103,800	2,055
Oval Corp	6,100	23
PCA Corp	2,600	30
R&D Computer Co Ltd	4,500	26
Ricoh Co Ltd	246,700	2,216
Riso Kagaku Corp	4,600	37
SCREEN Holdings Co Ltd	32,200	2,658
SCSK Corp	167,600	6,115
SERAKU Co Ltd	12,200	117
Shindengen Electric Manufacturing Co Ltd	1,800	38
Shinko Shoji Co Ltd	3,700	24
Shizuki Electric Co Inc	7,000	40
Siix Corp	7,500	63
SMK Corp	1,400	23
Softcreate Holdings Corp	2,900	40
Sumida Corp	8,300	64
System Research Co Ltd	3,200	40
System Support Inc	2,300	43
Tamura Corp	8,700	34
TDK Corp	2,835,800	46,593
TechMatrix Corp	4,600	64
TIS Inc	93,900	3,106

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2025

World Equity Ex-US Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Tokyo Electron Ltd	31,900	$6,528
Toshiba TEC Corp	7,500	137
Toyokumo Inc	2,200	39
Trend Micro Inc/Japan	170,100	8,504
V Technology Co Ltd	1,500	28
Wacom Co Ltd	31,600	170
WingArc1st Inc	3,100	70
Yokogawa Electric Corp	52,600	1,684
Yokowo Co Ltd	38,700	536
		228,908

Materials — 0.0%
ADEKA Corp	80,000	1,898
Dainichiseika Color & Chemicals Manufacturing Co Ltd	1,500	38
Fujimori Kogyo Co Ltd	6,000	45
Moriroku Holdings Co Ltd	5,600	87
Nippon Kayaku Co Ltd	218,300	2,295
Riken Technos Corp	6,700	64
		4,427

Real Estate — 0.2%
Daiwa House Industry Co Ltd	59,300	2,026
Hulic Co Ltd	271,400	2,997
KDX Realty Investment Corp ‡	1,504	1,717
Mitsui Fudosan Co Ltd	213,000	2,504
Tokyu Fudosan Holdings Corp	683,000	6,355
		15,599

Utilities — 0.0%
Toho Gas Co Ltd	53,800	1,681
Tokyo Gas Co Ltd	63,200	2,564
		4,245
Total Japan		1,064,074

Kuwait — 0.0%
Financials — 0.0%
Boubyan Bank KSCP	744,467	1,715

Luxembourg — 0.7%
Communication Services — 0.2%
Spotify Technology SA *	33,442	20,028

Materials — 0.5%
ArcelorMittal SA	936,860	40,609
Total Luxembourg		60,637

Macao — 0.9%
Consumer Discretionary — 0.9%
Galaxy Entertainment Group Ltd	7,496,875	38,900
Sands China Ltd	13,097,497	35,807
		74,707
Total Macao		74,707

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Malaysia — 0.1%
Consumer Staples — 0.0%
United Plantations BHD	298,200	$2,038

Energy — 0.0%
Petronas Dagangan Bhd	21,400	103
Wasco Bhd	85,800	20
		123

Financials — 0.0%
Hong Leong Financial Group Bhd	8,395	35

Industrials — 0.1%
Sunway Bhd	2,539,500	3,354
Westports Holdings Bhd	1,787,400	2,320
		5,674

Materials — 0.0%
Jaya Tiasa Holdings BHD	87,300	23
Pantech Group Holdings Bhd	216,400	32
		55
Total Malaysia		7,925

Mexico — 0.3%
Materials — 0.3%
Cemex SAB de CV ADR	336,288	3,629
Industrias Penoles SAB de CV	87,800	3,749
Southern Copper Corp	157,907	21,283
		28,661
Total Mexico		28,661

Netherlands — 4.9%
Communication Services — 0.4%
Koninklijke KPN NV	939,319	4,304
Universal Music Group NV	991,038	25,472
		29,776

Consumer Staples — 0.1%
Heineken Holding NV	32,321	2,311
Koninklijke Ahold Delhaize NV	230,287	9,535
		11,846

Energy — 0.0%
SBM Offshore NV	56,004	1,598

Financials — 1.2%
ABN AMRO Bank NV	466,009	15,792
ASR Nederland NV	23,117	1,561
HAL Trust	1,560	254
ING Groep NV	2,668,616	69,207
NN Group NV	239,261	17,366
		104,180

Health Care — 0.7%
Argenx SE *	32,230	29,386
Argenx SE ADR *	13,927	12,701

SEI Institutional Investments Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Koninklijke Philips NV	642,925	$18,140
Pharming Group NV *	1,119,487	1,876
		62,103

Industrials — 1.2%
IMCD NV	159,179	14,290
Koninklijke Heijmans N.V	45,112	3,153
Randstad NV	646,491	25,163
Signify NV	1,413,911	33,493
Wolters Kluwer NV	288,334	30,587
		106,686

Information Technology — 1.3%
ASML Holding NV	47,642	50,397
ASML Holding NV, Cl G	53,291	56,489
		106,886

Materials — 0.0%
AMG Critical Materials NV	44,767	1,379
Total Netherlands		424,454

New Zealand — 0.0%
Consumer Staples — 0.0%
a2 Milk Co Ltd/The	94,192	592

Health Care — 0.0%
Fisher & Paykel Healthcare Corp Ltd	144,048	3,087
Total New Zealand		3,679

Norway — 0.7%
Energy — 0.4%
BW Offshore Ltd	15,126	56
Equinor ASA	1,386,901	31,911
		31,967

Financials — 0.3%
Gjensidige Forsikring ASA	976,659	27,323
Total Norway		59,290

Pakistan — 0.0%
Communication Services — 0.0%
VEON Ltd ADR *	33,428	1,785

Peru — 0.0%
Financials — 0.0%
Credicorp Ltd	4,685	1,205

Philippines — 0.1%
Industrials — 0.1%
International Container Terminal Services Inc	444,270	4,113

Poland — 0.4%
Communication Services — 0.0%
CD Projekt SA	60,317	4,244

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Energy — 0.2%
Lubelski Wegiel Bogdanka SA *	5,443	$30
ORLEN SA	770,963	19,874
		19,904

Financials — 0.1%
Bank Polska Kasa Opieki SA	47,853	2,628
Powszechny Zaklad Ubezpieczen SA	314,020	5,421
XTB SA	17,959	348
		8,397

Utilities — 0.1%
Enea SA	525,772	2,902
PGE Polska Grupa Energetyczna SA *	530,367	1,436
Tauron Polska Energia SA *	233,590	608
		4,946
Total Poland		37,491

Portugal — 0.1%
Energy — 0.0%
Galp Energia SGPS SA, Cl B	97,895	1,968

Financials — 0.1%
Banco Comercial Portugues SA, Cl R	3,167,973	3,021

Utilities — 0.0%
EDP SA	447,416	1,998
Total Portugal		6,987

Qatar — 0.0%
Communication Services — 0.0%
Ooredoo QPSC	774,074	2,713

Financials — 0.0%
Qatar Insurance Co SAQ	233,109	123
Total Qatar		2,836

Saudi Arabia — 0.4%
Communication Services — 0.2%
Etihad Etisalat Co	888,228	14,891
Saudi Telecom Co	306,644	3,490
		18,381

Energy — 0.1%
Saudi Arabian Oil Co	863,807	5,673

Financials — 0.1%
Arab National Bank	629,648	3,724
Riyad Bank	362,468	2,493
		6,217

Utilities — 0.0%
Saudi Electricity Co	489,922	1,844
Total Saudi Arabia		32,115

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2025

World Equity Ex-US Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Singapore — 0.9%
Communication Services — 0.4%
Singapore Telecommunications Ltd	8,152,700	$29,845

Consumer Discretionary — 0.0%
Sea Ltd ADR *	26,038	3,620

Energy — 0.0%
Hafnia Ltd	97,401	587

Financials — 0.3%
DBS Group Holdings Ltd	380,040	15,928
Singapore Exchange Ltd	933,900	12,184
Valuemax Group Ltd	54,800	40
		28,152

Industrials — 0.1%
Grab Holdings Ltd, Cl A *	277,872	1,514
Hong Leong Asia Ltd	28,800	47
Singapore Technologies Engineering Ltd	1,475,300	9,475
		11,036

Real Estate — 0.1%
UOL Group Ltd	939,500	6,112
Total Singapore		79,352

South Africa — 1.0%
Consumer Staples — 0.4%
Clicks Group Ltd	1,627,055	33,056

Financials — 0.0%
Capitec Bank Holdings Ltd	8,956	2,030

Materials — 0.5%
Anglo American PLC	955,394	36,145
ArcelorMittal South Africa Ltd *	6,024	–
Gold Fields Ltd ADR	75,159	3,224
Gold Fields Ltd	26,940	1,138
Harmony Gold Mining Co Ltd ADR	68,679	1,350
Sasol Ltd *	110,079	718
Sibanye Stillwater Ltd ADR *	85,313	1,137
		43,712

Real Estate — 0.1%
Growthpoint Properties Ltd ‡	2,524,398	2,579
Total South Africa		81,377

South Korea — 4.7%
Communication Services — 0.0%
KT Corp ADR	119,264	2,190
LG HelloVision Co Ltd *	20,258	32
Mgame Corp	3,992	18
NCSoft Corp	5,111	731
		2,971

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Consumer Discretionary — 0.3%
Digital Daesung Co Ltd	4,152	$22
Fila Holdings Corp	673,147	19,600
I-Scream Media Co Ltd	1,668	20
LG Electronics Inc	98,466	5,746
Multicampus Co Ltd	1,193	26
Nature Holdings Co Ltd/The	4,663	29
Shinsegae Food Co Ltd	930	25
		25,468

Consumer Staples — 0.4%
APR Corp/Korea	18,118	3,147
LG H&H Co Ltd	137,808	25,962
		29,109

Financials — 0.8%
BNK Financial Group Inc	842,434	8,647
Hana Financial Group Inc	313,955	19,975
IM Financial Group Co Ltd	24,326	237
KB Financial Group Inc	139,831	11,928
Mirae Asset Securities Co Ltd	108,666	1,620
Shinhan Financial Group Co Ltd	456,074	24,378
Woori Financial Group Inc	97,654	1,769
		68,554

Health Care — 0.0%
Samsung Biologics Co Ltd *	1,786	1,958
Samsung Epsiholdings Co Ltd *	960	280
		2,238

Industrials — 0.8%
Doosan Bobcat Inc	921,196	34,691
DY POWER Corp	2,982	27
HD Hyundai Electric Co Ltd	4,286	2,270
HD Hyundai Heavy Industries Co Ltd	4,247	1,550
LG Corp	572,108	30,738
mPlus Corp	1,909	20
		69,296

Information Technology — 2.4%
Amotech Co Ltd *	6,878	45
Anapass Inc *	3,203	38
Avaco Co Ltd	3,745	37
DB HiTek Co Ltd	10,783	467
DIT Corp	3,096	30
EM-Tech Co Ltd *	9,087	50
Eugene Technology Co Ltd	10,375	567
Genians Inc	3,742	49
Global Standard Technology Co Ltd	20,912	378
Hansol Technics Co Ltd	7,360	31
LEENO Industrial Inc	3,300	154
LG Innotek Co Ltd	3,186	515
LOT Vacuum Co Ltd *	19,091	166
MAKUS Inc	1,822	27
Namuga Co Ltd	8,311	91

SEI Institutional Investments Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
NEPES Corp *	4,981	$59
PSK Inc	45,408	922
Samsung Electronics Co Ltd	2,313,140	158,873
Seoul Semiconductor Co Ltd *	13,710	58
SK Hynix Inc	110,103	39,881
Union Semiconductor Equipment & Materials Co Ltd	32,481	218
WONIK IPS Co Ltd	15,476	649
		203,305

Materials — 0.0%
KG Chemical Corp	24,654	92

Utilities — 0.0%
Korea Electric Power Corp	74,187	2,668
Total South Korea		403,701

Spain — 1.5%
Energy — 0.0%
Repsol SA	46,327	858

Financials — 1.3%
Banco Bilbao Vizcaya Argentaria SA	2,662,232	57,550
Banco Santander SA	1,562,391	16,763
Bankinter SA	168,680	2,660
CaixaBank SA	2,657,693	29,682
Unicaja Banco SA	718,714	2,111
		108,766

Industrials — 0.1%
ACS Actividades de Construccion y Servicios SA	48,194	4,461
Aena SME SA	294,421	8,020
Grupo Empresarial San Jose SA	6,080	54
		12,535

Real Estate — 0.0%
Inmobiliaria Colonial Socimi SA ‡	236,477	1,448

Utilities — 0.1%
Acciona SA	4,766	958
Endesa SA	64,580	2,343
Naturgy Energy Group SA	52,864	1,627
		4,928
Total Spain		128,535

Sweden — 1.4%
Communication Services — 0.1%
Telia Co AB	1,678,774	6,751

Financials — 0.0%
Kinnevik AB *	377,008	3,506

Industrials — 0.6%
Assa Abloy AB, Cl B	1,161,784	44,232

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Loomis AB, Cl B	39,041	$1,575
Sandvik AB	144,380	4,370
		50,177

Information Technology — 0.7%
Dynavox Group AB *	227,855	2,386
Hexagon AB, Cl B	2,736,951	32,123
Mycronic AB	84,075	1,947
Telefonaktiebolaget LM Ericsson ADR	2,481,301	23,820
		60,276

Materials — 0.0%
Boliden AB *	32,168	1,545

Real Estate — 0.0%
Cibus Nordic Real Estate AB publ	87,684	1,523
Total Sweden		123,778

Switzerland — 5.5%
Consumer Discretionary — 0.5%
On Holding AG, Cl A *	29,736	1,308
Sportradar Group AG, Cl A *	140,986	3,101
Swatch Group AG/The	170,007	34,396
		38,805

Consumer Staples — 0.0%
Chocoladefabriken Lindt & Spruengli AG	179	2,636

Financials — 1.4%
Julius Baer Group Ltd	434,974	31,040
Partners Group Holding AG	33,151	39,359
Swissquote Group Holding SA	4,573	2,828
UBS Group AG	1,248,815	48,206
		121,433

Health Care — 1.9%
Galderma Group AG	56,964	11,375
Novartis AG	399,619	52,144
Roche Holding AG	245,976	94,252
Sandoz Group AG	27,256	1,928
		159,699

Industrials — 1.2%
ABB Ltd	851,614	61,297
Accelleron Industries AG	61,973	4,897
Schindler Holding AG	29,078	10,398
VAT Group AG	54,765	24,174
Zehnder Group AG	2,587	224
		100,990

Information Technology — 0.5%
Logitech International SA	367,830	41,513
Temenos AG	8,421	766
		42,279

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2025

World Equity Ex-US Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Materials — 0.0%
Holcim AG	14,111	$1,324

Real Estate — 0.0%
Allreal Holding AG	13,898	3,496
Total Switzerland		470,662

Taiwan — 4.2%
Communication Services — 0.0%
International Games System Co Ltd	24,000	569

Consumer Discretionary — 0.0%
Pou Chen Corp	76,000	74

Financials — 0.0%
E.Sun Financial Holding Co Ltd	1,845,000	1,785

Industrials — 0.2%
Acter Group Corp Ltd	94,000	2,091
Bizlink Holding Inc	79,781	4,110
Evergreen Marine Corp Taiwan Ltd	272,800	1,563
General Plastic Industrial Co Ltd	29,000	21
Taiwan Glass Industry Corp *	2,358,000	2,697
United Integrated Services Co Ltd	84,000	2,147
		12,629

Information Technology — 4.0%
Accton Technology Corp	97,000	3,178
Anpec Electronics Corp	24,000	185
Arcadyan Technology Corp	375,000	2,190
Asia Vital Components Co Ltd	77,000	3,390
ASROCK Inc	160,634	1,290
Asustek Computer Inc	795,000	15,257
Chenbro Micom Co Ltd	95,000	2,927
Compal Electronics Inc	929,000	871
Cyberlink Corp	55,000	175
Delta Electronics Inc	207,000	6,171
Elite Material Co Ltd	69,000	3,371
Ennoconn Corp	46,000	438
FocalTech Systems Co Ltd	46,000	78
General Interface Solution Holding Ltd *	341,184	466
Genesys Logic Inc	164,000	483
Getac Holdings Corp	415,000	1,662
Global Brands Manufacture Ltd	628,000	2,640
Himax Technologies Inc ADR	208,001	1,572
Hon Hai Precision Industry Co Ltd	2,653,000	19,117
Hon Precision Inc	15,644	1,498
ITE Technology Inc	52,783	203
King Slide Works Co Ltd	34,000	4,147
Lanner Electronics Inc	480	1
Lotes Co Ltd	474,000	19,860
MediaTek Inc	759,146	33,830
MPI Corp	57,000	4,150
Novatek Microelectronics Corp	689,311	8,568

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Nuvoton Technology Corp	38,000	$65
Parade Technologies Ltd	38,000	803
Phison Electronics Corp	49,000	1,761
Pixart Imaging Inc	86,000	575
Realtek Semiconductor Corp	1,113,000	18,522
Silicon Motion Technology Corp ADR	16,889	1,502
Simplo Technology Co Ltd	40,000	438
Sitronix Technology Corp	65,000	378
Sunrex Technology Corp	123,000	158
Taiwan Semiconductor Manufacturing Co Ltd	2,725,000	125,640
Taiwan Semiconductor Manufacturing Co Ltd ADR	172,047	50,153
Transcend Information Inc	284,000	1,662
Tripod Technology Corp	172,000	1,682
VIA Labs Inc	12,000	30
Walsin Technology Corp	468,000	1,789
Weblink International Inc	19,653	32
Yield Microelectronics Corp	54,223	132
Zhen Ding Technology Holding Ltd	598,000	2,780
		345,820

Materials — 0.0%
Eternal Materials Co Ltd	1,501,000	1,929
Total Taiwan		362,806

Thailand — 0.6%
Communication Services — 0.1%
Advanced Info Service PCL	447,700	4,279

Consumer Discretionary — 0.0%
Somboon Advance Technology PCL NVDR	114,200	49

Consumer Staples — 0.0%
Charoen Pokphand Foods PCL NVDR	1,645,600	1,040

Energy — 0.1%
PTT Exploration & Production PCL NVDR	2,115,000	7,003

Financials — 0.4%
Bangkok Bank PCL NVDR	4,271,700	20,988
Kasikornbank PCL NVDR	377,600	2,190
Krung Thai Bank PCL NVDR	3,287,100	2,812
SCB X PCL	2,953,000	11,937
TMBThanachart Bank PCL NVDR	5,404,000	324
		38,251
Total Thailand		50,622

Turkey — 0.1%
Industrials — 0.1%
Aselsan Elektronik Sanayi Ve Ticaret AS	1,075,251	4,647

Information Technology — 0.0%
Logo Yazilim Sanayi Ve Ticaret AS	35,358	127

SEI Institutional Investments Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)

Materials — 0.0%
Eldorado Gold Corp *	136,587	$4,303
Total Turkey		9,077

United Arab Emirates — 0.9%
Communication Services — 0.1%
Emirates Telecommunications Group Co PJSC	1,217,871	5,970

Consumer Discretionary — 0.0%
Abu Dhabi National Oil Co for Distribution PJSC	459,189	481

Energy — 0.1%
ADNOC Drilling Co PJSC	3,638,604	5,182
Adnoc Gas PLC	4,760,824	4,226
		9,408

Financials — 0.2%
Abu Dhabi Commercial Bank PJSC	514,945	1,978
Abu Dhabi Islamic Bank PJSC	507,616	2,751
Dubai Islamic Bank PJSC	843,774	2,107
Emirates NBD Bank PJSC	1,101,384	7,317
First Abu Dhabi Bank PJSC	1,213,436	5,234
Sharjah Islamic Bank	64,842	51
		19,438

Industrials — 0.0%
Salik Co PJSC	1,355,444	2,119

Real Estate — 0.5%
Emaar Development PJSC	1,933,425	7,741
Emaar Properties PJSC	8,378,441	30,356
		38,097
Total United Arab Emirates		75,513

United Kingdom — 10.1%
Communication Services — 0.7%
ITV PLC	31,815,428	34,728
WPP PLC	5,852,198	23,555
		58,283

Consumer Discretionary — 1.3%
B&M European Value Retail SA	11,864,724	26,576
Burberry Group PLC *	1,907,854	28,878
InterContinental Hotels Group PLC	224,282	29,804
JD Sports Fashion PLC	24,764,464	25,387
Smiths News PLC	201	–
		110,645

Consumer Staples — 2.9%
British American Tobacco PLC	708,711	41,653
Diageo PLC	960,377	22,096
Imperial Brands PLC	560,973	23,854
J Sainsbury PLC	8,770,994	37,445

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Reckitt Benckiser Group PLC	1,092,906	$84,783
Unilever PLC *	634,247	38,323
		248,154

Energy — 0.9%
BP PLC	6,591,868	39,627
BP PLC ADR	125,939	4,547
Shell PLC	841,298	31,029
		75,203

Financials — 1.8%
Allfunds Group PLC	283,364	2,652
Barclays PLC ADR	1,176,656	26,816
Barclays PLC	3,976,094	22,578
HSBC Holdings PLC	2,506,038	35,548
Investec PLC	119,971	870
London Stock Exchange Group PLC	346,200	40,820
NatWest Group PLC	2,611,022	21,814
Ninety One PLC	38,255	107
Standard Chartered PLC	60,932	1,351
		152,556

Health Care — 0.8%
AstraZeneca PLC ADR	81,999	7,603
GSK PLC	1,640,392	39,073
GSK PLC ADR	473,703	22,671
		69,347

Industrials — 1.2%
Diploma PLC	322,814	23,405
Experian PLC	710,342	31,247
International Consolidated Airlines Group SA	842,268	4,425
RELX PLC	931,451	37,442
Travis Perkins PLC	759,790	6,422
		102,941

Information Technology — 0.3%
FDM Group Holdings PLC	9,669	18
Halma PLC	656,738	31,022
Sage Group PLC/The	17,749	253
		31,293

Materials — 0.1%
Anglogold Ashanti PLC	67,797	5,809
Endeavour Mining PLC	114,887	5,321
		11,130

Utilities — 0.1%
Centrica PLC	4,558,329	10,363
Total United Kingdom		869,915

United States — 1.2%
Consumer Staples — 0.1%
JBS NV *	511,961	7,502

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2025

World Equity Ex-US Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Financials — 0.3%
Western Union Co/The	3,606,230	$31,699

Health Care — 0.4%
DENTSPLY SIRONA Inc	2,842,963	32,239

Industrials — 0.4%
Robert Half Inc	1,221,498	33,029
Total United States		104,469

Vietnam — 0.2%
Consumer Staples — 0.2%
Vietnam Dairy Products JSC	6,884,430	16,713

Total Common Stock
(Cost $6,421,106) ($ Thousands)		8,171,716

PREFERRED STOCK — 1.6%
Brazil — 0.5%
Energy — 0.1%
Petroleo Brasileiro SA(B)	1,493,400	8,860
Financials — 0.2%
Banco Bradesco SA (B)	1,799,100	6,647
Itau Unibanco Holding SA(B)	2,094,510	16,315
		22,962
Utilities — 0.2%
Cia Energetica de Minas Gerais(B)	8,083,890	17,353
Total Brazil		49,175

Germany — 1.1%
Consumer Discretionary — 0.4%
Volkswagen AG(B)	319,995	36,587
Consumer Staples — 0.4%
Henkel AG & Co KGaA(B)	435,929	35,167
Health Care — 0.3%
Sartorius AG(B)	76,294	22,256
Total Germany		94,010

Total Preferred Stock
(Cost $134,822) ($ Thousands)		143,185

EXCHANGE-TRADED FUND — 0.0%
United States — 0.0%
International Equity — 0.0%
iShares Core MSCI EAFE ETF	29,369	2,609

Total Exchange-Traded Fund
(Cost $2,540) ($ Thousands)		2,609

Description	Number of Rights	Market Value ($ Thousands)
RIGHTS — 0.0%
Canada — 0.0%
Calfrac Well Services Ltd, Expires 12/22/2025 *	14,470	$1
Total Rights
(Cost $—) ($ Thousands)		1

	Number of Warrants
WARRANTS — 0.0%
Canada — 0.0%
Constellation Software Inc, Expires 08/22/2028*(A)	2,560	–

Total Warrants
(Cost $—) ($ Thousands)		–

	Shares
CASH EQUIVALENT — 1.2%
SEI Daily Income Trust, Government Fund, Institutional Class
3.950%**†	100,557,155	100,557
Total Cash Equivalent
(Cost $100,557) ($ Thousands)		100,557
Total Investments in Securities — 97.6%
(Cost $6,659,025) ($ Thousands)		$8,418,068

SEI Institutional Investments Trust

A list of the open futures contracts held by the Fund at November 30, 2025, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation)(Thousands)
Long Contracts
Euro STOXX 50	427	Dec-2025	$27,819	$28,118	$228
FTSE 100 Index	112	Dec-2025	14,246	14,463	193
Hang Seng Index	76	Dec-2025	12,746	12,639	(95)
S&P TSX 60 Index	51	Dec-2025	12,934	13,475	473
SPI 200 Index	106	Dec-2025	15,415	14,988	(490)
TOPIX Index	103	Dec-2025	21,859	22,306	830
			$105,019	$105,989	$1,139

A list of the open OTC Swap agreement held by the Fund at November 30, 2025, is as follows:

Total Return Swap
Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
Morgan Stanley	Custom Basket of International Equity Securities	CUSTOM FINANCING	BASKET RETURN	Annually	12/31/2049	USD	232,387	$20,208	$–	$20,208

The following table represents the top 50 individual stock exposures or those exceeding 1% of the Custom Basket Total Return Swap as of November 30, 2025:

International Custom Basket of Long Securities

Shares	Description	Notional Amount (Thousands)	Value (Thousands)	Percentage of Basket
258,165	NOVARTIS AG	$31,724	$1,949	13.7%
425,756	LOBLAW COS LTD	16,711	1,483	7.2
327,423	EXPERIAN PLC	16,310	(2,676)	7.0
1,177,455	HSBC HOLDINGS PLC	16,211	593	7.0
102,172	ASTRAZENECA PLC	15,847	3,868	6.8
16,290	MH MOET HENNESSY LOUIS VUITTON	11,615	402	5.0
611,468	SMITH & NEPHEW PLC	11,186	(1,425)	4.8
695,287	ROLLS	10,823	(1,441)	4.7
226,160	HALMA PLC	10,228	454	4.4
307,200	MIZUHO FINANCIAL GROUP INC	10,117	4	4.4
1,301,236	NATWEST GROUP PLC	9,509	1,722	4.1
99,457	BNP PARIBAS	9,394	(838)	4.0
235,351	GENERALI ORD	9,248	(1)	4.0
1,028,003	ITALGAS SPA	9,198	2,688	4.0
24,299	ESSILORLUXOTTICA	9,040	(414)	3.9
206,729	UBS GROUP AG	8,615	(886)	3.7
286,183	FRESNILLO PLC	8,540	2,235	3.7
110,097	RECKITT BENCKISER GROUP PLC	8,537	(77)	3.7
289,300	SONY GROUP CORP	8,382	0	3.6
209,386	KLEPIERRE	8,263	(194)	3.6
8,645,000	PICC GROUP	7,880	(16)	3.4
823,583	ENEL SPA	7,669	895	3.3
216,291	COMPASS GROUP PLC	7,548	(1,089)	3.2
44,871	NEXT PLC	7,359	1,279	3.2
37,301	GTT	6,978	481	3.0
41,761	EURONEXT NV	6,796	(808)	2.9
624,100	JAPAN POST HOLDINGS CO LTD	6,540	(3)	2.8
129,415	COCA	6,489	(118)	2.8
107,100	HKEX	6,188	(76)	2.7
133,300	CHUGAI PHARMACEUTICAL CO LTD	6,131	7	2.6
5,309,628	LLOYDS BANKING GROUP PLC	6,094	810	2.6
81,426	DIPLOMA PLC	6,086	(328)	2.6

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2025

World Equity Ex-US Fund (Continued)

Shares	Description	Notional Amount (Thousands)	Value (Thousands)	Percentage of Basket
232,609	ICG PLC	$5,993	$496	2.6%
1,876,232	CONVATEC PLC	5,920	(159)	2.5
25,424	AIRBUS SE	5,868	125	2.5
95,568	RYANAIR HLDGS	5,554	906	2.4
57,500	ADVANTEST CORP	5,545	13	2.4
277,367	CREDIT AGRICOLE	5,461	(254)	2.3
46,311	LONDON STOCK EXCHANGE GROUP	5,376	19	2.3
75,228	SOCIETE GENERALE	5,206	26	2.2
143,483	AMER SPORTS INC	5,204	77	2.2
139,916	KEYERA CORP	4,521	(73)	1.9
136,800	SOMPO HOLDINGS INC	4,475	(2)	1.9
225,890	STANDARD CHARTERED PLC	4,439	699	1.9
849,104	BARCLAYS PLC	4,438	477	1.9
233,060	ST JAMES'S PLACE PLC	4,013	332	1.7
137,999	CARNIVAL ADR	3,901	(649)	1.7
235,016	BABCOCK INTL GROUP PLC	3,717	(298)	1.6
97,737	SHELL PLC	3,700	(135)	1.6
9,696	KERING	3,655	(431)	1.6
692,629	INTL CONSOLIDATED AIRLINE	3,616	23	1.6
263,828	SUPER GROUP SGHC LTD	3,348	(512)	1.4
88,300	SANKI ENGINEERING CO LTD	3,218	(1)	1.4
16,321	ASCENDIS PHA	3,176	259	1.4
46,639	COVIVIO	3,152	(178)	1.4
50,287	MORGAN SINDALL GROUP PLC	2,849	427	1.2
69,715	ANGLO AMERICAN PLC	2,747	(169)	1.2
79,717	IMMUNOCORE HOLDINGS LTD	2,744	379	1.2
440,530	TESCO PLC	2,669	(41)	1.1
903,000	CHINA LIFE	2,661	59	1.1
12,519	AIR LIQUIDE	2,608	(297)	1.1
21,746	INTERCONTINENTAL HOTELS GROU	2,594	353	1.1
2,064,259	PRIMARY HEALTH PROPERTIES	2,565	167	1.1
171,205	VALEO	2,482	(374)	1.1
7,077	SAFRAN SA	2,401	25	1.0
5,089	L OREAL	2,325	(254)	1.0
33,095	CRANSWICK PLC	2,321	(106)	1.0
1,170,216	MITIE GROUP PLC	2,290	199	1.0
199,131	ENTAIN PLC	2,266	(310)	1.0
11,207	GAMES WORKSHOP GROUP PLC	2,246	934	1.0

International Custom Basket of Short Securities

Shares	Description	Notional Amount (Thousands)	Value (Thousands)	Percentage of Basket
(1,305,763)	LAND SECURITIES GROUP PLC	$(10,219)	$(686)	(4.4)%
(862,700)	TOKYO METRO CO LTD	(10,206)	9	(4.4)
(365,198)	ASSOCIATED BRITISH FOODS PLC	(9,734)	(697)	(4.2)
(677,600)	ONO PHARMACEUTICAL CO LTD	(8,060)	(9)	(3.5)
(407,832)	NISSIN FOODS HOLDINGS CO LTD	(7,906)	3	(3.4)
(13,335,900)	GENTING SINGAPORE LIMITED	(7,860)	34	(3.4)
(7,470,300)	MAPLETREE LOGISTICS TRUST	(7,332)	(180)	(3.2)
(1,094,871)	APA GROUP	(6,475)	(83)	(2.8)
(197,500)	CANON INC	(5,778)	0	(2.5)
(177,200)	AGC INC	(5,746)	(2)	(2.5)
(205,249)	CDN UTILITIES	(5,642)	(430)	(2.4)
(124,740)	PORSCHE AUTOMOBIL HOLDING SE	(5,318)	(40)	(2.3)
(175,334)	CDN APART UN	(5,288)	355	(2.3)
(995,800)	LINK REIT	(5,237)	69	(2.3)
(479,200)	HAMAMATSU PHOTONICS KK	(5,222)	2	(2.2)
(341,700)	JFRONT RETAILING CO LTD	(5,208)	2	(2.2)
(319,000)	TOSOH CORP	(5,132)	2	(2.2)
(272,900)	NITORI HOLDINGS CO LTD	(4,782)	1	(2.1)
(81,155)	SODEXHO	(4,735)	547	(2.0)
(190,026)	BCE INC	(4,493)	28	(1.9)

SEI Institutional Investments Trust

Shares	Description	Notional Amount (Thousands)	Value (Thousands)	Percentage of Basket
(17,889)	HELVETIA HOLDING AG	$(4,392)	$(289)	(1.9)%
(47,900)	ORACLE CORP JAPAN	(4,376)	2	(1.9)
(64,465)	EQB INC	(4,226)	174	(1.8)
(21,604)	SWATCH GROUP I	(4,095)	(294)	(1.8)
(875,528)	BANK OF QUEENSLAND LTD	(4,095)	201	(1.8)
(1,229,977)	B&M EUROPEAN VALUE RETAIL SA	(4,080)	1,726	(1.8)
(103,894)	GREAT	(4,071)	(521)	(1.8)
(53,419)	WEST FRASER	(4,018)	511	(1.7)
(221,618)	CVC CAPITAL PARTNERS PLC	(4,010)	439	(1.7)
(83,065)	AMRIZE LTD	(3,973)	(357)	(1.7)
(904,973)	WPP PLC	(3,960)	398	(1.7)
(12,220)	DASSAULT AVIAT.	(3,893)	77	(1.7)
(1,963,800)	SEVEN BANK LTD	(3,892)	2	(1.7)
(391,500)	SG HOLDINGS CO LTD	(3,878)	0	(1.7)
(13,400)	MARUWA CO LTD	(3,829)	(1)	(1.6)
(2,724,961)	TAYLOR WIMPEY PLC	(3,657)	(56)	(1.6)
(20,568)	WASTE CONNECTIONS INC	(3,606)	(25)	(1.6)
(349,000)	NAGOYA RAILROAD CO LTD	(3,586)	(1)	(1.5)
(2,485)	BARRY CALLEBAUT	(3,574)	(488)	(1.5)
(103,378)	AALBERTS NV	(3,532)	272	(1.5)
(148,300)	NIPPON EXPRESS HOLDINGS INC	(3,517)	3	(1.5)
(532,300)	UNICHARM CORP	(3,511)	3	(1.5)
(3,123,000)	MAPLETREE PAN ASIA COMMERCIAL	(3,486)	(9)	(1.5)
(103,950)	SGH LTD	(3,397)	115	(1.5)
(1,420,960)	ENDEAVOUR GROUP LTD/AUSTRALIA	(3,349)	(59)	(1.4)
(275,900)	ODAKYU ELECTRIC RAILWAY CO LTD	(3,267)	1	(1.4)
(290,000)	KURARAY CO LTD	(3,240)	3	(1.4)
(251,900)	ACERINOX S.A.	(3,224)	(361)	(1.4)
(301,900)	BIC CAMERA INC	(3,181)	1	(1.4)
(18,512)	BOYD GROUP SERVICES INC	(3,163)	53	(1.4)
(468,178)	QINETIQ GROUP PLC	(3,070)	677	(1.3)
(182,763)	SIG GROUP AG	(2,969)	966	(1.3)
(143,400)	GOLDWIN INC	(2,874)	1	(1.2)
(317,300)	ASMPT	(2,866)	(23)	(1.2)
(565,867)	BARRATT REDROW PLC	(2,817)	(278)	(1.2)
(261,000)	VENTURE CORPORATION LTD	(2,797)	(149)	(1.2)
(147,200)	FUJI CORP	(2,796)	(3)	(1.2)
(118,300)	HU GROUP HOLDINGS INC	(2,734)	0	(1.2)
(23,090)	BCV N	(2,721)	(74)	(1.2)
(2,964,000)	HK & CHINA GAS	(2,706)	(6)	(1.2)
(132,103)	RAMSAY HEALTH CARE LTD	(2,690)	(320)	(1.2)
(215,314)	FUGRO CERT	(2,646)	575	(1.1)
(205,300)	AMADA CO LTD	(2,635)	1	(1.1)
(41,506)	MIZRAHI TEFAHOT BANK LTD	(2,630)	(88)	(1.1)
(26,507)	COLOPLAST B	(2,547)	27	(1.1)
(269,500)	RICOH CO LTD	(2,546)	1	(1.1)
(2,213,207)	XINYI GLASS	(2,473)	(19)	(1.1)
(31,221)	LANDIS GYR GROUP AG	(2,467)	578	(1.1)
(42,417)	BROOKFIELD ASSET MGMT	(2,447)	149	(1.1)
(90,900)	TAIHEIYO CEMENT CORP	(2,425)	1	(1.0)
(33,030)	JULIUS BAER N	(2,400)	71	(1.0)
(2,293,700)	BUD APAC	(2,389)	5	(1.0)
(143,034)	NORTHLAND POWER INC	(2,378)	415	(1.0)
(111,000)	SEGA SAMMY HOLDINGS INC	(2,369)	3	(1.0)
(4,511)	YPSOMED HOLDING	(2,327)	608	(1.0)
(216,250)	BREMBO N.V.	(2,324)	43	(1.0)
(125,779)	EVONIK INDUSTR	(2,301)	440	(1.0)
(733,000)	WHARF REIC	(2,284)	(1)	(1.0)
(188,900)	SYSMEX CORP	(2,280)	3	(1.0)
(169,173)	PREMIER INVESTMENTS LTD	(2,237)	173	(1.0)
(1,602,300)	SPARK NEW ZEALAND LTD	(2,235)	23	(1.0)
(39,300)	GMO PAYMENT GATEWAY INC	(2,214)	(2)	(1.0)

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2025

World Equity Ex-US Fund (Concluded)

Shares	Description	Notional Amount (Thousands)	Value (Thousands)	Percentage of Basket
(80,370)	UOB LTD	$(2,212)	$93	(1.0)%

Percentages are based on Net Assets of $8,622,900 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of November 30, 2025.
†	Investment in Affiliated Security (see Note 6).
‡	Real Estate Investment Trust.
(A)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(B)	No interest rate available.

The following is a summary of the level of inputs used as of November 30, 2025, in valuing the Fund's investments and other financial instruments carried at value ($ Thousands):
Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)(1)		Total ($)
Common Stock	1,359,584	6,812,132	–	^	8,171,716
Preferred Stock	49,175	94,010	–		143,185
Exchange-Traded Fund	2,609	–	–		2,609
Rights	1	–	–		1
Warrants	–	–	–	^	–
Cash Equivalent	100,557	–	–		100,557
Total Investments in Securities	1,511,926	6,906,142	–		8,418,068

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	1,724	–	–	1,724
Unrealized Depreciation	(585)	–	–	(585)
OTC Swap
Total Return Swap*
Unrealized Appreciation	20,208	–	–	20,208
Total Other Financial Instruments	21,347	–	–	21,347

*	Futures contracts and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.
(1)	A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

^	This category includes securities with a value of $0.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The following is a summary of the Fund’s transactions with affiliates for the period ended November 30, 2025 ($ Thousands):

Security Description	Value 5/31/2025	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 11/30/2025	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$94,585	$723,936	$(717,964)	$—	$—	$100,557	$2,144	$—

Amounts designated as “—” are either $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2025

Screened World Equity Ex-US Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 95.2%
Australia — 3.2%
Communication Services — 0.0%
Hipages Group Holdings Ltd *	27,014	$23

Consumer Discretionary — 0.1%
Fleetwood Ltd	27,962	47
Harvey Norman Holdings Ltd	12,840	59
MotorCycle Holdings Ltd	19,034	46
		152

Energy — 0.1%
Woodside Energy Group Ltd	9,175	150

Financials — 0.1%
Commonwealth Bank of Australia	1,715	172
Netwealth Group Ltd	2,250	42
		214

Health Care — 0.5%
Ansell Ltd	1,728	43
Cogstate Ltd	75,820	128
Pro Medicus Ltd	2,955	517
		688

Industrials — 0.7%
Austal Ltd *	9,539	41
Computershare Ltd	27,488	647
GenusPlus Group Ltd	13,878	59
Qantas Airways Ltd	11,466	75
Qube Holdings Ltd	16,581	53
Shape Australia Pty Ltd	27,384	108
SKS Technologies Group Ltd	32,562	89
		1,072

Information Technology — 0.2%
Codan Ltd	2,512	51
Praemium Ltd	51,471	29
Technology One Ltd	7,406	146
		226

Materials — 1.4%
Anglogold Ashanti PLC	130	11
Capral Ltd	9,442	75
Evolution Mining Ltd	11,933	93
Fortescue Ltd	5,873	82
GR Engineering Services Ltd	51,824	142
Grange Resources Ltd *	146,854	25
Macmahon Holdings Ltd	286,343	109
MLG OZ Ltd *	10,369	6
Northern Star Resources Ltd	9,060	163
OceanaGold Corp	7,701	199
Orica Ltd	2,884	45
Perenti Ltd	20,349	39
Ramelius Resources Ltd	19,332	46
Rio Tinto Ltd	12,883	1,119

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Vault Minerals Ltd *	11,492	$38
		2,192

Real Estate — 0.1%
Charter Hall Group ‡	1,183	20
Scentre Group ‡	32,232	86
Servcorp Ltd	19,441	90
		196
Total Australia		4,913

Austria — 0.3%
Financials — 0.2%
Erste Group Bank AG	2,801	306

Industrials — 0.1%
Porr Ag	2,068	73
Strabag SE	389	35
		108

Information Technology — 0.0%
Fabasoft AG	461	9
Total Austria		423

Belgium — 0.7%
Consumer Staples — 0.0%
What's Cooking BV	102	13

Health Care — 0.0%
UCB SA	193	54

Industrials — 0.0%
Jensen-Group NV	397	27
Moury Construct SA	24	16
		43

Materials — 0.7%
Syensqo SA	12,077	986
Umicore SA	2,668	47
		1,033
Total Belgium		1,143

Brazil — 2.6%
Communication Services — 0.5%
Telefonica Brasil SA	106,296	702

Consumer Staples — 0.7%
Ambev SA	448,622	1,167

Financials — 0.8%
Banco do Brasil SA	282,067	1,189
NU Holdings Ltd/Cayman Islands, Cl A *	1,393	24
		1,213

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2025

Screened World Equity Ex-US Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Health Care — 0.0%
Profarma Distribuidora de Produtos Farmaceuticos SA (Brazil)	36,500	$56

Information Technology — 0.4%
Allied Tecnologia SA	7,600	12
TOTVS SA	83,000	669
		681

Materials — 0.1%
Wheaton Precious Metals Corp	896	99
Yara International ASA	765	28
		127

Utilities — 0.1%
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	2,100	56
Eneva SA *	26,700	99
		155
Total Brazil		4,101

Canada — 5.0%
Communication Services — 0.2%
Quebecor Inc, Cl B	6,912	261

Consumer Discretionary — 0.8%
Aritzia Inc *	2,153	171
Canadian Tire Corp Ltd, Cl A	400	49
D2L Inc *	12,829	155
Dollarama Inc	4,212	604
Dorel Industries Inc, Cl B *	5,541	6
Gamehost Inc	1,300	11
Magna International Inc, Cl A	5,335	262
Reitmans Canada Ltd, Cl A *	11,197	17
		1,275

Consumer Staples — 0.2%
Empire Co Ltd, Cl A	6,007	222
Lassonde Industries Inc, Cl Common Subs. Receipt	139	21
		243

Energy — 0.3%
Cameco Corp	922	82
Enerflex Ltd	3,174	44
Hemisphere Energy Corp	79,161	116
PHX Energy Services Corp	1,429	8
Rubellite Energy Inc *	10,700	19
Source Energy Services Ltd *	10,640	93
Suncor Energy Inc	1,167	53
Total Energy Services Inc	7,500	77
		492

Financials — 1.3%
Bank of Nova Scotia/The	4,200	292
Canadian Imperial Bank of Commerce	4,999	434

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
iA Financial Corp Inc	4,039	$478
National Bank of Canada	1,900	230
Royal Bank of Canada	1,820	282
Sprott Inc	521	48
TMX Group Ltd	1,681	62
Toronto-Dominion Bank/The	2,500	211
		2,037

Health Care — 0.0%
HLS Therapeutics Inc *	2,600	9
Knight Therapeutics Inc *	14,700	64
		73

Industrials — 0.7%
Badger Infrastructure Solutions Ltd	779	41
Element Fleet Management Corp	4,498	120
Finning International Inc	1,365	73
Stantec Inc	317	31
Toromont Industries Ltd	6,692	784
		1,049

Information Technology — 0.4%
Celestica Inc *	554	191
Coveo Solutions Inc *	4,600	19
Enghouse Systems Ltd	2,145	31
Kinaxis Inc *	1,605	201
Shopify Inc, Cl A *	1,241	199
Thinkific Labs Inc *	25,200	34
Vecima Networks Inc	1,000	7
		682

Materials — 0.8%
5N Plus Inc *	3,038	43
Agnico Eagle Mines Ltd	1,219	213
CCL Industries Inc, Cl B	1,568	96
Centerra Gold Inc	20,200	268
Dynacor Group Inc	5,232	17
Fortuna Mining Corp *	9,400	95
Franco-Nevada Corp	484	101
K92 Mining Inc *	3,268	50
Kinross Gold Corp	5,316	150
Lundin Gold Inc	902	76
Monument Mining Ltd *	174,471	143
Nutrien Ltd	697	41
		1,293

Real Estate — 0.1%
Colliers International Group Inc	529	77
Melcor Developments Ltd	2,800	31
		108

Utilities — 0.2%
Atco Ltd/Canada, Cl I	1,908	76

SEI Institutional Investments Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Emera Inc	4,829	$235
		311
Total Canada		7,824

Chile — 0.1%
Consumer Discretionary — 0.1%
Falabella SA	12,718	83

Industrials — 0.0%
Latam Airlines Group SA *	1,659,797	40
Total Chile		123

China — 4.6%
Communication Services — 2.0%
Archosaur Games Inc *	258,000	60
Autohome Inc, Cl A	1,500	9
Baidu Inc, Cl A *	1,250	18
Bilibili Inc, Cl Z *	6,820	182
G-bits Network Technology Xiamen Co Ltd, Cl A	700	43
Homeland Interactive Technology Ltd *	54,000	10
JOYY Inc ADR	1,562	99
Kuaishou Technology, Cl B	45,200	397
Linmon Media Ltd *	34,300	16
NetEase Inc	13,700	379
Tencent Holdings Ltd	22,800	1,801
Tencent Music Entertainment Group ADR	2,406	44
Tongdao Liepin Group	38,600	18
XD Inc	4,800	44
		3,120

Consumer Discretionary — 0.9%
Alibaba Group Holding Ltd ADR	1,861	293
Best Pacific International Holdings Ltd	118,000	51
China Xinhua Education Group Ltd *	122,000	9
Chow Tai Fook Jewellery Group Ltd	20,990	37
Cosmo Lady China Holdings Co Ltd	378,000	15
JD.com Inc, Cl A	13,900	208
Loncin Motor Co Ltd, Cl A	16,500	34
Midea Group Co Ltd, Cl A	8,000	90
Ningbo Shuanglin Auto Parts Co Ltd, Cl A	8,200	44
PDD Holdings Inc ADR *	315	37
Pop Mart International Group Ltd	1,800	52
Prosus NV	2,152	136
Q P Group Holdings Ltd	62,000	13
Trip.com Group Ltd	850	59
Vipshop Holdings Ltd ADR	12,106	238
Xiabuxiabu Catering Management China Holdings Co Ltd *	262,500	27
XJ International Holdings Co Ltd *	1,002,000	22
XPeng Inc, Cl A *	2,800	30
Zhejiang Cfmoto Power Co Ltd, Cl A	1,500	56
		1,451

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Consumer Staples — 0.2%
Eastroc Beverage Group Co Ltd, Cl A	3,510	$131
Natural Food International Holding Ltd	296,000	41
Shenguan Holdings Group Ltd	1,030,572	35
Yantai China Pet Foods Co Ltd, Cl A	6,100	49
		256

Energy — 0.0%
Anton Oilfield Services Group/Hong Kong	492,000	56
Zhejiang Akcome New Energy Technology Co Ltd *	92,600	–
		56

Financials — 0.5%
Bank of Gansu Co Ltd, Cl H *	628,000	21
BOC Hong Kong Holdings Ltd	13,500	65
China Construction Bank Corp, Cl H	398,000	419
Industrial Securities Co Ltd, Cl A	40,800	39
Ping An Insurance Group Co of China Ltd, Cl H	7,000	51
Qifu Technology Inc ADR	426	9
Shanghai Pudong Development Bank Co Ltd, Cl A	68,900	112
		716

Health Care — 0.1%
Innovent Biologics Inc *	3,500	42
Jiangsu Hengrui Pharmaceuticals *	3,800	36
Shanghai Allist Pharmaceuticals Co Ltd, Cl A	5,594	78
Sino Biopharmaceutical Ltd	46,000	42
Yonghe Medical Group Co Ltd, Cl H *	48,500	11
Zhongzhi Pharmaceutical Holdings Ltd	69,000	5
		214

Industrials — 0.3%
China Boqi Environmental Holding Co Ltd	121,000	16
EVA Precision Industrial Holdings Ltd	148,000	18
Kanzhun Ltd ADR	2,037	45
Shandong Himile Mechanical Science & Technology Co Ltd, Cl A	7,200	70
TK Group Holdings Ltd	290,374	91
Weichai Heavy Machinery Co	8,600	33
Xingye Alloy Materials Group Ltd *	57,569	7
Yangzijiang Shipbuilding Holdings Ltd	40,700	106
		386

Information Technology — 0.3%
Anji Microelectronics Technology Shanghai Co Ltd, Cl A	1,717	49
Anker Innovations Technology Co Ltd, Cl A	2,110	33
Foxconn Industrial Internet Co Ltd, Cl A	5,700	49
Lenovo Group Ltd	210,000	263
Victory Giant Technology Huizhou Co Ltd, Cl A	1,500	58

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2025

Screened World Equity Ex-US Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Xiaomi Corp, Cl B *	9,800	$52
		504

Materials — 0.2%
China Gold International Resources Corp Ltd	1,500	29
China Hongqiao Group Ltd	5,000	20
CMOC Group Ltd, Cl H	21,000	44
Tiande Chemical Holdings Ltd	76,000	14
Zhejiang NHU Co Ltd, Cl A	13,500	47
Zijin Mining Group Co Ltd, Cl H	38,000	151
		305

Real Estate — 0.1%
E-Star Commercial Management Co Ltd	262,000	46
New Hope Service Holdings Ltd	73,000	18
		64

Utilities — 0.0%
Beijing Enterprises Holdings Ltd	9,000	39
Total China		7,111

Cyprus — 0.1%
Financials — 0.1%
Bank of Cyprus Holdings PLC	7,402	69

Czech Republic — 0.0%
Financials — 0.0%
Moneta Money Bank AS	6,529	59

Denmark — 3.0%
Consumer Staples — 0.7%
Scandinavian Tobacco Group A/S	75,110	1,072

Health Care — 1.1%
ALK-Abello A/S *	1,577	56
Coloplast A/S, Cl B	4,482	405
Genmab A/S *	248	80
Novo Nordisk A/S, Cl B	22,696	1,124
		1,665

Industrials — 1.2%
AP Moller - Maersk A/S, Cl B	887	1,775
MT Hoejgaard Holding A/S	481	31
		1,806

Information Technology — 0.0%
RTX A/S *	2,057	32
Total Denmark		4,575

Finland — 0.8%
Consumer Staples — 0.0%
Atria Oyj, Cl A	2,783	46
HKFoods Oyj, Cl A	29,989	53
		99

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Energy — 0.0%
Neste Oyj	1,852	$36

Financials — 0.0%
Multitude PLC	2,931	21

Industrials — 0.1%
Consti Oyj	439	5
GRK INFRA OYJ *	3,131	47
Kreate Group Oyj	793	11
Raute Oyj, Cl A	2,246	38
		101

Information Technology — 0.7%
Nokia Oyj	169,016	1,029
Scanfil Oyj	1,357	16
		1,045
Total Finland		1,302

France — 4.8%
Consumer Discretionary — 1.2%
LVMH Moet Hennessy Louis Vuitton SE	1,181	873
Sodexo SA	19,595	1,037
Vente-Unique.Com SA	286	5
		1,915

Consumer Staples — 0.7%
Danone SA	11,888	1,063

Energy — 0.0%
Technip Energies NV	1,015	40

Financials — 0.9%
ABC arbitrage	3,606	23
BNP Paribas SA	7,107	608
Caisse Regionale de Credit Agricole Mutuel Nord de France	716	22
Societe Generale SA	8,428	587
VIEL & Cie SA	4,146	87
		1,327

Health Care — 0.9%
Cegedim SA *	2,322	35
EssilorLuxottica SA	3,186	1,143
Ipsen SA	1,615	233
Vetoquinol SA	289	25
		1,436

Industrials — 1.1%
Societe BIC SA	13,313	762
Synergie SE	476	17
Teleperformance SE	12,240	843
		1,622

SEI Institutional Investments Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Information Technology — 0.0%
Infotel SA	265	$13
Quadient SA	4	–
		13

Utilities — 0.0%
Electricite de Strasbourg SA	113	23
Total France		7,439

Georgia — 0.0%
Energy — 0.0%
BW Energy Ltd *	7,270	27

Germany — 5.4%
Communication Services — 0.5%
Bastei Luebbe AG	2,568	26
Scout24 SE	6,769	692
		718

Consumer Discretionary — 2.1%
Aumovio SE *	20,564	885
Auto1 Group SE *	1,222	34
Continental AG	14,734	1,097
Jumia Technologies AG ADR *	4,925	63
Mercedes-Benz Group AG	16,103	1,088
Westwing Group SE *	3,339	50
Zeal Network SE	239	14
		3,231

Energy — 0.0%
Deutsche Rohstoff AG	511	27

Financials — 0.4%
Baader Bank AG	1,079	8
Commerzbank AG	1,421	56
Deutsche Bank AG	13,143	466
DWS Group GmbH & Co KGaA	597	37
flatexDEGIRO AG	2,498	96
Talanx AG	214	28
		691

Health Care — 0.8%
Bayer AG	33,293	1,178

Industrials — 0.9%
Deutz AG	7,543	70
GEA Group AG	2,124	144
HOCHTIEF AG	247	87
KION Group AG	1,131	85
KSB SE & Co KGaA	47	55
MBB SE	719	152
MTU Aero Engines AG	90	37
Nordex SE *	1,543	46
Rational AG	825	617
Rheinmetall AG	86	147

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Technotrans SE	874	$34
		1,474

Information Technology — 0.6%
Basler AG *	970	19
Init Innovation in Traffic Systems SE	1,254	69
Nemetschek SE	820	92
q.beyond AG *	8,784	7
SAP SE	3,294	795
		982

Materials — 0.0%
Nabaltec AG	869	13

Real Estate — 0.0%
Vonovia SE	995	30

Utilities — 0.1%
E.ON SE	6,093	109
Total Germany		8,453

Greece — 0.2%
Communication Services — 0.0%
Hellenic Telecommunications Organization SA	962	19

Consumer Discretionary — 0.0%
OPAP SA	2,232	46

Energy — 0.0%
StealthGas Inc *	1,351	9

Financials — 0.1%
ALPHA BANK SA	19,615	80
Eurobank Ergasias Services and Holdings SA	18,478	73
		153

Industrials — 0.0%
Mevaco SA	802	8

Information Technology — 0.0%
Performance Technologies IT Solutions	4,759	40

Materials — 0.0%
Thrace Plastics Holding and Co	3,879	18

Utilities — 0.1%
Public Power Corp SA	3,432	69
Total Greece		362

Hong Kong — 3.8%
Consumer Discretionary — 0.2%
Ajisen China Holdings Ltd	417,000	48
Goldlion Holdings Ltd	291,000	36

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2025

Screened World Equity Ex-US Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
LH GROUP LTD *	56,000	$3
Melco Resorts & Entertainment Ltd ADR *	4,230	39
Sitoy Group Holdings Ltd	322,000	21
Sundart Holdings Ltd	274,000	26
Texwinca Holdings Ltd	629,257	96
Time Watch Investments Ltd	263,233	11
		280

Financials — 2.0%
AIA Group Ltd	221,062	2,302
Futu Holdings Ltd ADR	853	145
Hong Kong Exchanges & Clearing Ltd	12,300	654
Yunfeng Financial Group Ltd *	106,000	52
		3,153

Health Care — 0.0%
Jacobson Pharma Corp Ltd	126,000	22
Lee's Pharmaceutical Holdings Ltd	86,110	19
		41

Industrials — 0.6%
Build King Holdings Ltd	25,302	5
China High Speed Transmission Equipment Group Co Ltd *	134,000	27
New Times Corp Ltd *	578,000	3
Swire Pacific Ltd, Cl A	109,096	937
YTO International Express & Supply Chain Technology Ltd *	110,000	15
		987

Information Technology — 0.9%
PAX Global Technology Ltd	137,000	92
Smart-Core Holdings Ltd	134,000	33
VTech Holdings Ltd	148,779	1,204
		1,329

Materials — 0.0%
Perennial Energy Holdings Ltd *	176,985	25

Real Estate — 0.1%
Midland Holdings Ltd *	445,994	130
Tian An China Investment Co Ltd	14,000	8
		138
Total Hong Kong		5,953

Hungary — 0.1%
Consumer Discretionary — 0.0%
AutoWallis Nyrt *	32,362	15

Energy — 0.0%
MOL Hungarian Oil & Gas PLC	6,055	53

Financials — 0.1%
OTP Bank Nyrt	682	71
Total Hungary		139

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
India — 1.6%
Communication Services — 0.3%
Bharti Airtel Ltd	8,848	$209
DB Corp Ltd	63,687	185
Matrimony.com Ltd	3,842	21
TV Today Network Ltd	19,855	30
		445

Consumer Discretionary — 0.1%
Dixon Technologies India Ltd	318	52
Forbes & Co Ltd *	242	1
Mahindra & Mahindra Ltd	1,277	54
VISHAL MEGA MART LTD *	32,846	50
		157

Consumer Staples — 0.1%
Godfrey Phillips India Ltd	1,019	33
Marico Ltd	5,215	42
		75

Energy — 0.0%
Bharat Petroleum Corp Ltd	8,814	35

Financials — 0.7%
Bengal & Assam Co Ltd	346	28
BSE Ltd	1,570	51
HDFC Bank Ltd ADR	26,404	972
ICICI Bank Ltd	7,220	113
		1,164

Health Care — 0.0%
Wockhardt Ltd *	2,715	38

Industrials — 0.2%
Adani Ports & Special Economic Zone Ltd	3,097	53
Cummins India Ltd	1,792	90
GE T&D India Ltd	1,938	62
Hitachi Energy India Ltd	195	48
		253

Information Technology — 0.1%
Infosys Ltd ADR	2,990	52
Infosys Ltd	2,355	42
		94

Materials — 0.1%
Coromandel International Ltd	5,920	158
Solar Industries India Ltd	373	56
Transpek Industry Ltd	559	8
		222
Total India		2,483

Indonesia — 0.9%
Communication Services — 0.6%
Telkom Indonesia Persero Tbk PT	4,244,769	902

SEI Institutional Investments Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Consumer Staples — 0.0%
Akasha Wira International Tbk PT *	24,200	$22
BISI International Tbk PT	370,703	20
Cisadane Sawit Raya Tbk PT	355,055	19
Delta Djakarta Tbk PT	34,500	4
First Pacific Co Ltd	48,000	39
Salim Ivomas Pratama Tbk PT	184,952	7
		111

Energy — 0.2%
Adaro Andalan Indonesia PT	88,400	40
Dian Swastatika Sentosa Tbk PT *	9,200	61
Elnusa Tbk PT	4,519,600	137
Soechi Lines Tbk PT	3,152,000	41
		279

Financials — 0.0%
Adira Dinamika Multi Finance Tbk PT	19,812	10

Industrials — 0.1%
Asahimas Flat Glass Tbk PT	25,700	5
IMC Pelita Logistik TBK PT	715,497	15
Jasa Armada Indonesia Tbk PT	995,800	20
Mitrabahtera Segara Sejati Tbk PT *	337,947	29
Sunindo Pratama Tbk PT	705,700	35
Surya Pertiwi Tbk PT	243,600	10
		114

Materials — 0.0%
Cita Mineral Investindo Tbk PT	37,900	10
Total Indonesia		1,426

Ireland — 0.9%
Financials — 0.8%
AIB Group PLC	127,510	1,312

Industrials — 0.1%
AerCap Holdings NV	1,076	144
Total Ireland		1,456

Israel — 1.1%
Consumer Discretionary — 0.0%
Global-e Online Ltd *	1,164	47

Consumer Staples — 0.1%
Oddity Tech Ltd, Cl A *	944	41
Shufersal Ltd	5,557	67
		108

Financials — 0.1%
Clal Insurance Enterprises Holdings Ltd	778	45
Harel Insurance Investments & Financial Services Ltd	1,484	55
Israel Discount Bank Ltd, Cl A	926	10

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Phoenix Financial Ltd	1,049	$42
		152

Industrials — 0.0%
El Al Israel Airlines *	8,930	38

Information Technology — 0.9%
Check Point Software Technologies Ltd *	4,825	901
Nice Ltd ADR *	715	76
Nova Ltd *	422	132
Wix.com Ltd *	2,689	257
		1,366
Total Israel		1,711

Italy — 0.9%
Consumer Discretionary — 0.1%
Lottomatica Group Spa	3,299	85

Financials — 0.6%
Banca Mediolanum SpA	5,225	112
Banca Monte dei Paschi di Siena SpA	4,117	39
BPER Banca SPA	4,515	55
Intesa Sanpaolo SpA	58,161	377
Poste Italiane SpA	4,609	110
UniCredit SpA	2,272	169
		862

Industrials — 0.2%
Azienda Bresciana Petroli Nocivelli SpA	2,000	17
Leonardo SpA	4,261	233
Maire SpA	6,212	92
Prysmian SpA	381	38
		380

Utilities — 0.0%
Hera SpA	8,349	40
Total Italy		1,367

Japan — 11.4%
Communication Services — 1.2%
Dentsu Group Inc	45,119	1,026
Kamakura Shinsho Ltd	2,200	8
KDDI Corp	16,400	282
LY Corp	13,200	36
Nintendo Co Ltd	500	42
TBS Holdings Inc	900	34
Toei Animation Co Ltd	19,500	360
ZIGExN Co Ltd	3,100	10
		1,798

Consumer Discretionary — 3.1%
Ainavo Holdings Co Ltd	3,750	17
Airtrip Corp	4,200	20
Asics Corp	1,900	46
Aucnet Inc	1,400	18
Bandai Namco Holdings Inc	1,600	47

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2025

Screened World Equity Ex-US Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Bell-Park Co Ltd	900	$16
Bridgestone Corp	4,600	216
Fast Retailing Co Ltd	400	146
Food & Life Cos Ltd	800	36
Ichikoh Industries Ltd	10,300	32
Koito Manufacturing Co Ltd	64,411	938
Mazda Motor Corp	19,100	138
McDonald's Holdings Co Japan Ltd	4,400	180
Open House Group Co Ltd	1,900	112
PAL GROUP Holdings Co Ltd	1,300	18
Ryohin Keikaku Co Ltd	2,200	44
Sankyo Co Ltd	2,100	36
Seiko Group Corp	1,200	56
Sharp Corp/Japan *	12,600	63
Shimano Inc	11,634	1,223
Skylark Holdings Co Ltd	1,900	45
Subaru Corp	2,000	45
Sumitomo Electric Industries Ltd	5,100	201
Takihyo Co Ltd	600	8
Tosho Co Ltd	3,100	16
Toyo Tire Corp	1,900	52
USS Co Ltd	9,300	104
Yamaha Corp	144,924	1,005
		4,878

Consumer Staples — 0.7%
Fuji Oil Holdings Inc	1,100	26
Japan Tobacco Inc	4,000	151
Kewpie Corp	3,500	99
Kirin Holdings Co Ltd	16,400	258
Kobe Bussan Co Ltd	1,900	46
NH Foods Ltd	5,000	221
Nippn Corp	2,500	38
Pigeon Corp	1,800	19
Rohto Pharmaceutical Co Ltd	1,900	31
Sugi Holdings Co Ltd	4,200	99
Yamazaki Baking Co Ltd	3,400	71
		1,059

Energy — 0.1%
Inpex Corp	4,600	98
Japan Petroleum Exploration Co Ltd	4,200	38
Nippon Mining Holdings Inc *	3,900	42
		178

Financials — 0.5%
Daishi Hokuetsu Financial Group Inc	4,300	45
Japan Exchange Group Inc	12,100	138
Kita-Nippon Bank Ltd/The	2,000	56
Mitsubishi UFJ Financial Group Inc	10,700	168
Mizuho Financial Group Inc	400	14
Nomura Holdings Inc	9,500	72
ORIX Corp	1,900	52
Sumitomo Mitsui Financial Group Inc	2,000	61

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
T&D Holdings Inc	3,500	$76
Taiko Bank Ltd/The	1,600	19
Towa Bank Ltd/The	10,000	65
Yamagata Bank Ltd/The	900	11
		777

Health Care — 1.2%
Eisai Co Ltd	9,200	289
Hoya Corp	4,800	722
Japan Medical Dynamic Marketing Inc	5,200	16
M3 Inc	43,900	725
Nihon Kohden Corp	4,100	41
Ono Pharmaceutical Co Ltd	4,100	58
		1,851

Industrials — 1.9%
Anest Iwata Corp	4,000	40
Central Japan Railway Co	7,200	197
Daifuku Co Ltd	2,400	76
Fujii Sangyo Corp	600	15
Fujikura Ltd	1,100	127
Glory Ltd	2,000	50
Hitachi Ltd	3,100	99
INFRONEER Holdings Inc	3,900	50
Japan Airlines Co Ltd	6,700	125
Kajima Corp	2,600	97
Kandenko Co Ltd	2,000	64
Kanefusa Corp	2,300	10
Kyushu Railway Co	2,100	54
Loginet Japan Co Ltd	500	13
Mitsubishi Electric Corp	2,100	57
MonotaRO Co Ltd	3,100	46
Nankai Electric Railway Co Ltd	2,800	53
Nanyo Corp	1,200	11
Nice Corp	1,700	20
Recruit Holdings Co Ltd	20,200	1,034
Sanwa Holdings Corp	3,100	80
Sanyo Engineering & Construction Inc	900	9
Shimizu Corp	8,800	156
SMS Co Ltd	34,100	300
Sohgo Security Services Co Ltd	9,700	76
TANABE ENGINEERING CORP	1,000	16
Tokyu Corp	5,200	61
Trinity Industrial Corp	5,000	37
		2,973

Information Technology — 2.3%
Ad-sol Nissin Corp	900	9
Advantest Corp	800	107
Alpha Systems Inc	400	11
Atled Corp	1,100	10
Avant Group Corp	2,400	28
Brother Industries Ltd	54,749	1,097
Business Brain Showa-Ota Inc	1,100	25

SEI Institutional Investments Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Canon Marketing Japan Inc	1,500	$66
Core Corp	1,200	16
Ebase Co Ltd	8,300	23
FTGroup Co Ltd	4,000	32
Fujitsu Ltd	6,400	170
GMO GlobalSign Holdings KK	2,700	42
Japan Material Co Ltd	7,300	79
Keyence Corp	1,300	443
Koa Corp	6,100	52
Lasertec Corp	327	59
NEC Corp	5,600	212
NEOJAPAN Inc	3,400	39
Obic Co Ltd	3,300	106
Optim Corp *	7,200	24
Oro Co Ltd	1,800	23
Otsuka Corp	3,400	67
Ricoh Co Ltd	15,500	139
SCREEN Holdings Co Ltd	300	25
SCSK Corp	3,900	142
SEMITEC Corp	800	11
SERAKU Co Ltd	1,000	10
Shindengen Electric Manufacturing Co Ltd	800	17
Socionext Inc	2,100	30
System Support Inc	1,100	20
Tokyo Electron Ltd	600	123
Toshiba TEC Corp	1,100	20
Trend Micro Inc/Japan	4,500	225
Ubicom Holdings Inc	1,600	11
Wacom Co Ltd	4,000	22
Yokowo Co Ltd	6,800	94
		3,629

Materials — 0.1%
Achilles Corp	2,300	19
ADEKA Corp	1,800	43
Nippon Kayaku Co Ltd	5,000	53
Riken Technos Corp	4,000	38
Sekisui Kasei Co Ltd *	6,800	16
Tayca Corp	34	–
		169

Real Estate — 0.2%
Daiwa House Industry Co Ltd	1,300	44
Hulic Co Ltd	6,200	68
KDX Realty Investment Corp ‡	35	40
Mitsui Fudosan Co Ltd	5,000	59
Tokyu Fudosan Holdings Corp	16,000	149
		360

Utilities — 0.1%
Toell Co Ltd	2,000	11
Toho Gas Co Ltd	1,300	40

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Tokyo Gas Co Ltd	1,500	$61
		112
Total Japan		17,784

Kuwait — 0.0%
Financials — 0.0%
Boubyan Bank KSCP	16,941	39

Luxembourg — 0.7%
Communication Services — 0.7%
SES SA, Cl A	154,291	997

Macao — 0.7%
Consumer Discretionary — 0.7%
Sands China Ltd	402,566	1,101

Malaysia — 0.6%
Consumer Discretionary — 0.0%
Mynews Holdings Bhd	218,300	33
Panasonic Manufacturing Malaysia BHD	6,700	12
		45

Consumer Staples — 0.2%
CCK Consolidated Holdings BHD	201,200	55
Chin Teck Plantations BHD	2,900	8
Kawan Food Bhd	76,100	18
Keck Seng Malaysia Bhd	10,500	14
Kim Loong Resources Bhd	164,100	94
MKH Oil Palm East Kalimantan Bhd	117,543	18
Oriental Food Industries Holdings BHD	38,100	12
United Plantations BHD	6,900	47
		266

Energy — 0.2%
Deleum Bhd	378,400	112
Petra Energy Bhd	53,700	8
Petron Malaysia Refining & Marketing Bhd	27,023	25
Velesto Energy Bhd	2,721,200	152
		297

Financials — 0.1%
Allianz Malaysia Bhd	11,600	53
Hong Leong Capital Bhd	8,400	7
MNRB Holdings Bhd	24,400	12
		72

Industrials — 0.1%
Chin Well Holdings BHD	65,300	11
Favelle Favco Bhd	25,000	9
Kumpulan Fima BHD	47,200	29
Sunway Bhd	58,400	77
Westports Holdings Bhd	41,100	53
		179

Real Estate — 0.0%
MKH Bhd	99,700	25

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2025

Screened World Equity Ex-US Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Paramount Corp Bhd	95,200	$24
Tambun Indah Land Bhd	93,800	18
		67
Total Malaysia		926

Mexico — 0.5%
Materials — 0.5%
Cemex SAB de CV ADR	7,735	84
Fresnillo PLC	2,030	71
Industrias Penoles SAB de CV	2,000	85
Southern Copper Corp	3,578	482
		722
Total Mexico		722

Netherlands — 5.5%
Communication Services — 0.4%
Koninklijke KPN NV	21,598	99
Universal Music Group NV	21,675	557
		656

Consumer Discretionary — 0.0%
Kendrion NV	1,902	31

Consumer Staples — 0.1%
Heineken Holding NV	743	53

Energy — 0.0%
SBM Offshore NV	1,288	37

Financials — 1.7%
ABN AMRO Bank NV	24,290	823
ASR Nederland NV	531	36
Flow Traders Ltd *	39,089	1,082
ING Groep NV	28,553	741
		2,682

Health Care — 0.6%
Argenx SE *	689	628
Argenx SE ADR *	261	238
Pharming Group NV *	25,759	43
		909

Industrials — 1.3%
IMCD NV	3,407	306
Koninklijke Heijmans N.V	1,029	72
Signify NV	44,182	1,046
Wolters Kluwer NV	4,815	511
		1,935

Information Technology — 1.4%
ASML Holding NV	1,018	1,077
ASML Holding NV, Cl G	1,074	1,138
		2,215

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Materials — 0.0%
AMG Critical Materials NV	1,019	$31
Total Netherlands		8,549

New Zealand — 0.1%
Health Care — 0.1%
Aroa Biosurgery Ltd *	22,919	10
Fisher & Paykel Healthcare Corp Ltd	2,637	56
		66

Materials — 0.0%
Steel & Tube Holdings Ltd *	20,968	8
Total New Zealand		74

Norway — 0.4%
Financials — 0.4%
Gjensidige Forsikring ASA	20,964	587
Sparebanken Ost	966	7
		594

Health Care — 0.0%
Medistim ASA	563	14
Total Norway		608

Pakistan — 0.0%
Communication Services — 0.0%
VEON Ltd ADR *	761	41

Peru — 0.0%
Materials — 0.0%
Volcan Cia Minera SAA *	154,079	25

Philippines — 0.1%
Consumer Discretionary — 0.0%
STI Education Systems Holdings Inc	616,000	15

Consumer Staples — 0.0%
RFM Corp	157,000	12

Information Technology — 0.0%
Integrated Micro-Electronics Inc *	80,000	5

Materials — 0.1%
Nickel Asia Corp	747,000	46
OceanaGold Philippines Inc	98,900	49
		95
Total Philippines		127

Poland — 0.3%
Communication Services — 0.0%
CD Projekt SA	560	39

Consumer Discretionary — 0.0%
Oponeo.pl SA	848	21

SEI Institutional Investments Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
VRG SA *	2,427	$3
		24

Energy — 0.0%
ORLEN SA	2,659	68

Financials — 0.0%
Votum SA	2,464	32

Information Technology — 0.2%
AB SA	642	17
Asseco Business Solutions SA	776	18
Comp SA *	9,860	154
Shoper SA	2,059	28
Spyrosoft SA *	49	7
Sygnity SA *	429	11
		235

Materials — 0.0%
Arctic Paper SA *	5,499	13

Utilities — 0.1%
Enea SA	12,469	69
PGE Polska Grupa Energetyczna SA *	12,235	33
		102
Total Poland		513

Portugal — 0.1%
Energy — 0.0%
Galp Energia SGPS SA, Cl B	2,228	45

Financials — 0.1%
Banco Comercial Portugues SA, Cl R	54,340	52

Industrials — 0.0%
Martifer SGPS SA	4,760	13

Utilities — 0.0%
EDP SA	10,287	46
Total Portugal		156

Qatar — 0.3%
Communication Services — 0.3%
Ooredoo QPSC	146,969	515

Russia — 0.0%
Energy — 0.0%
Exillon Energy PLC *	4,819	–

Saudi Arabia — 0.1%
Energy — 0.1%
Saudi Arabian Oil Co	19,861	131

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Utilities — 0.0%
Saudi Electricity Co	11,273	$42
Total Saudi Arabia		173

Singapore — 1.1%
Communication Services — 0.1%
IGG Inc	50,164	25
Singapore Telecommunications Ltd	53,000	194
		219

Consumer Discretionary — 0.1%
Sea Ltd ADR *	597	83

Financials — 0.4%
DBS Group Holdings Ltd	8,710	365
Hong Leong Finance Ltd	16,700	33
Pacific Century Regional Developments Ltd	14,300	5
Sing Investments & Finance Ltd	32,550	40
Singapore Exchange Ltd	6,100	80
Valuemax Group Ltd	47,900	35
		558

Industrials — 0.3%
Boustead Singapore Ltd	35,165	45
BRC Asia Ltd	77,500	235
Credit Bureau Asia Ltd	32,200	31
Grab Holdings Ltd, Cl A *	6,630	36
OKP Holdings Ltd	17,000	15
SBS Transit Ltd	3,900	10
Singapore Technologies Engineering Ltd	21,500	138
Tai Sin Electric Ltd	24,300	11
Tiong Woon Corp Holding Ltd	21,600	13
		534

Materials — 0.0%
OM Holdings Ltd	93,414	16

Real Estate — 0.2%
Centurion Corp Ltd	101,500	107
Propnex Ltd	34,600	53
UOL Group Ltd	21,600	141
		301
Total Singapore		1,711

South Africa — 1.4%
Consumer Discretionary — 0.0%
Combined Motor Holdings Ltd	8,771	19

Consumer Staples — 0.5%
Clicks Group Ltd	34,988	711
Premier Group Ltd	3,801	37
Rainbow Chicken	46,257	13
		761

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2025

Screened World Equity Ex-US Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Financials — 0.0%
Capitec Bank Holdings Ltd	212	$48

Information Technology — 0.0%
Karooooo Ltd	688	31

Materials — 0.8%
Anglo American PLC	30,493	1,154
Gold Fields Ltd ADR	2,402	103
		1,257

Real Estate — 0.1%
Growthpoint Properties Ltd ‡	57,207	59
Total South Africa		2,175

South Korea — 4.4%
Consumer Discretionary — 0.1%
Digital Daesung Co Ltd	1,925	10
Hyundai Livart Furniture Co Ltd	6,060	25
Kukbo Design Co Ltd	1,270	19
LOTTE Himart Co Ltd	3,378	18
Multicampus Co Ltd	1,160	26
Nature Holdings Co Ltd/The	2,954	18
Shinsegae Food Co Ltd	626	17
		133

Consumer Staples — 0.6%
APR Corp/Korea	420	73
LG H&H Co Ltd	4,218	795
Maeil Holdings Co Ltd	9,522	71
		939

Financials — 0.4%
Hana Financial Group Inc	5,877	374
KB Financial Group Inc	406	35
Mirae Asset Securities Co Ltd	2,500	37
NICE Holdings Co Ltd	2,655	24
Shinhan Financial Group Co Ltd	964	51
Woori Financial Group Inc	694	13
YuHwa Securities Co Ltd	10,015	19
		553

Health Care — 0.0%
Samsung Biologics Co Ltd *	42	46
Samsung Epsiholdings Co Ltd *	22	6
		52

Industrials — 1.4%
Doosan Bobcat Inc	26,649	1,004
Eusu Holdings Co Ltd	8,936	36
HD Hyundai Electric Co Ltd	99	52
HD Hyundai Heavy Industries Co Ltd	98	36
LG Corp	18,415	989
		2,117

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Information Technology — 1.9%
Samsung Electronics Co Ltd	30,817	$2,116
SK Hynix Inc	2,387	865
WiSoL Co Ltd	5,776	23
		3,004

Materials — 0.0%
Hansol Holdings Co Ltd	6,298	13
Miwon Chemicals Co Ltd	184	11
SeAH Holdings Corp	7	1
		25
Total South Korea		6,823

Spain — 1.2%
Financials — 0.9%
Banco Santander SA	57,986	622
CaixaBank SA	64,577	721
Unicaja Banco SA	16,619	49
		1,392

Health Care — 0.0%
Prim SA	1,121	17

Industrials — 0.3%
ACS Actividades de Construccion y Servicios SA	1,108	103
Aena SME SA	6,700	182
Grupo Empresarial San Jose SA	10,474	93
		378

Real Estate — 0.0%
Inmobiliaria Colonial Socimi SA ‡	5,648	35

Utilities — 0.0%
Acciona SA	110	22
Naturgy Energy Group SA	1,207	37
		59
Total Spain		1,881

Sweden — 1.7%
Communication Services — 0.1%
Telia Co AB	38,613	155

Consumer Discretionary — 0.0%
Nordrest Holding AB	1,300	34

Financials — 0.1%
Kinnevik AB *	8,544	79

Industrials — 0.7%
Assa Abloy AB, Cl B	25,084	955
FM Mattsson AB, Cl B	67	1
Loomis AB, Cl B	896	36
		992

SEI Institutional Investments Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Information Technology — 0.8%
Dynavox Group AB *	5,299	$55
Hexagon AB, Cl B	59,271	696
Mycronic AB	1,905	44
Telefonaktiebolaget LM Ericsson ADR	46,979	451
		1,246

Materials — 0.0%
Arla Plast AB	2,194	11
Boliden AB *	740	36
		47

Real Estate — 0.0%
Cibus Nordic Real Estate AB publ	2,001	35
Total Sweden		2,588

Switzerland — 4.1%
Consumer Discretionary — 0.8%
Lastminute.com NV	1,520	23
On Holding AG, Cl A *	704	31
Sportradar Group AG, Cl A *	3,234	71
Swatch Group AG/The	5,789	1,171
		1,296

Consumer Staples — 0.0%
Chocoladefabriken Lindt & Spruengli AG	4	59

Financials — 0.9%
Partners Group Holding AG	716	850
Swissquote Group Holding SA	104	64
UBS Group AG	12,398	479
		1,393

Health Care — 0.3%
Galderma Group AG	1,906	380
Sandoz Group AG	1,230	87
		467

Industrials — 1.2%
ABB Ltd	16,296	1,173
Accelleron Industries AG	1,449	114
Klingelnberg AG	428	5
Orell Fuessli AG	109	16
VAT Group AG	1,168	516
		1,824

Information Technology — 0.6%
Cicor Technologies Ltd *	83	18
Logitech International SA	7,440	840
		858

Materials — 0.2%
Sika AG	1,802	356

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Real Estate — 0.1%
Allreal Holding AG	322	$81
Total Switzerland		6,334

Taiwan — 4.4%
Communication Services — 0.0%
X-Legend Entertainment Co Ltd	8,000	25

Consumer Discretionary — 0.1%
Tofu Restaurant Co Ltd	6,000	41
Ya Horng Electronic Co Ltd	5,000	9
		50

Financials — 0.0%
E.Sun Financial Holding Co Ltd	42,000	41

Industrials — 0.3%
104 Corp	14,000	100
Acter Group Corp Ltd	2,000	44
Bizlink Holding Inc	2,020	104
Evergreen Marine Corp Taiwan Ltd	2,200	13
General Plastic Industrial Co Ltd	13,000	9
Rich Honour International Designs Co Ltd	20,000	30
Taiwan Glass Industry Corp *	54,000	62
United Integrated Services Co Ltd	2,000	51
		413

Information Technology — 4.0%
Accton Technology Corp	2,000	65
ACES Electronic Co Ltd	21,000	42
Asia Vital Components Co Ltd	1,000	44
ASROCK Inc	5,000	40
Asustek Computer Inc	12,000	230
Chenbro Micom Co Ltd	2,000	62
Data Image Corp	30,000	42
Delta Electronics Inc	6,000	179
Elite Material Co Ltd	2,000	98
Genesis Technology Inc/Taiwan *	1,686	2
Getac Holdings Corp	9,000	36
Global Brands Manufacture Ltd	14,000	59
Global Lighting Technologies Inc	11,000	15
Global Unichip Corp	1,594	115
Himax Technologies Inc ADR	3,786	29
Hon Hai Precision Industry Co Ltd	6,000	43
Hon Precision Inc	545	52
King Slide Works Co Ltd	1,000	122
Kinsus Interconnect Technology Corp	9,000	41
Lotes Co Ltd	10,000	419
MediaTek Inc	14,000	624
Mitake Information Corp	4,000	8
MPI Corp	1,000	73
Novatek Microelectronics Corp	9,000	112
Parade Technologies Ltd	4,000	84
Realtek Semiconductor Corp	23,000	383

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2025

Screened World Equity Ex-US Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Sonix Technology Co Ltd	9,000	$10
Taiwan Semiconductor Manufacturing Co Ltd	38,000	1,752
Taiwan Semiconductor Manufacturing Co Ltd ADR	3,676	1,072
Transcend Information Inc	7,000	41
Tripod Technology Corp	4,000	39
Walsin Technology Corp	11,000	42
Zhen Ding Technology Holding Ltd	48,000	223
		6,198

Materials — 0.0%
Eternal Materials Co Ltd	35,000	45
Total Taiwan		6,772

Thailand — 0.4%
Communication Services — 0.1%
Advanced Info Service PCL	11,400	109

Consumer Discretionary — 0.0%
Somboon Advance Technology PCL NVDR	69,900	30

Consumer Staples — 0.1%
Charoen Pokphand Foods PCL NVDR	37,300	24
Premier Marketing PCL NVDR	35,800	13
Thai Union Feedmill PCL NVDR	229,600	41
Thai Wah PCL NVDR	16,600	1
		79

Energy — 0.0%
Thai Oil PCL NVDR	11,062	12

Financials — 0.2%
Bangkok Bank PCL NVDR	28,700	141
Krung Thai Bank PCL NVDR	160,100	137
		278

Health Care — 0.0%
Ladprao General Hospital PCL	16,000	2

Industrials — 0.0%
Precise Corp PCL NVDR	195,200	16

Information Technology — 0.0%
Delta Electronics Thailand PCL NVDR	10,300	65

Materials — 0.0%
Eastern Polymer Group PCL NVDR	331,200	31
Tata Steel Thailand PCL NVDR *	189,400	4
Thai Eastern Group Holdings PCL NVDR	107,900	9
Thantawan Industry PCL	7,600	5
		49
Total Thailand		640

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Turkey — 0.3%
Industrials — 0.1%
Aselsan Elektronik Sanayi Ve Ticaret AS	24,863	$107

Materials — 0.2%
Eldorado Gold Corp *	8,600	271
Total Turkey		378

United Arab Emirates — 0.7%
Communication Services — 0.1%
Emirates Telecommunications Group Co PJSC	16,976	83

Energy — 0.1%
ADNOC Drilling Co PJSC	84,346	120
Adnoc Gas PLC	108,355	96
		216

Financials — 0.3%
Abu Dhabi Islamic Bank PJSC	11,934	65
Abu Dhabi National Insurance Co PSC	6,055	12
Emirates NBD Bank PJSC	17,014	113
First Abu Dhabi Bank PJSC	48,564	209
National Bank of Ras Al-Khaimah PSC/The	5,223	11
		410

Industrials — 0.1%
Orascom Construction PLC	15,067	152
Salik Co PJSC	30,717	48
		200

Real Estate — 0.1%
Emaar Development PJSC	21,563	87
Emaar Properties PJSC	38,420	139
		226
Total United Arab Emirates		1,135

United Kingdom — 7.2%
Communication Services — 1.2%
ITV PLC	1,017,461	1,111
WPP PLC	186,185	749
		1,860

Consumer Discretionary — 2.1%
B&M European Value Retail SA	374,351	839
Burberry Group PLC *	65,636	993
Halfords Group PLC	14,333	27
InterContinental Hotels Group PLC	4,807	639
JD Sports Fashion PLC	811,455	832
Motorpoint group PLC	2,916	5
		3,335

Consumer Staples — 1.1%
Diageo PLC	20,761	478
Reckitt Benckiser Group PLC	15,545	1,206
		1,684

SEI Institutional Investments Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)

Financials — 1.1%
Allfunds Group PLC	6,515	$61
Barclays PLC ADR	1,755	40
London Stock Exchange Group PLC	7,476	881
NatWest Group PLC	76,682	641
XPS Pensions Group PLC	2,585	12
		1,635

Health Care — 0.2%
GSK PLC ADR	6,756	323

Industrials — 1.1%
Diploma PLC	6,896	500
Hargreaves Services PLC	5,863	51
International Consolidated Airlines Group SA	20,556	108
Mears Group PLC	46,049	217
RELX PLC	19,941	801
Speedy Hire PLC	124,705	48
		1,725

Information Technology — 0.4%
Halma PLC	14,037	663
Total United Kingdom		11,225

United States — 7.4%
Communication Services — 0.2%
Spotify Technology SA *	622	373

Consumer Discretionary — 0.8%
BRP Inc	755	53
Samsonite International SA	475,619	1,175
		1,228

Consumer Staples — 0.1%
JBS NV *	11,780	172
Molson Coors Canada Inc, Cl B	400	19
		191

Energy — 0.8%
BP PLC	203,024	1,220

Financials — 1.2%
Aon PLC, Cl A	2,592	918
Western Union Co/The	106,843	939
		1,857

Health Care — 2.7%
BeiGene Ltd *	2,000	53
DENTSPLY SIRONA Inc	93,857	1,065
Haleon PLC	102,603	505
Novartis AG	2,340	305
Roche Holding AG	2,539	973
Sanofi SA	12,574	1,254
		4,155

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)

Industrials — 1.1%
Experian PLC	15,337	$675
Robert Half Inc	40,352	1,091
		1,766

Information Technology — 0.5%
Accenture PLC, Cl A	2,625	656
CyberArk Software Ltd *	122	56
		712

Materials — 0.0%
Holcim AG	324	30
Titan Cement International SA	832	44
		74
Total United States		11,576

Total Common Stock
(Cost $124,530) ($ Thousands)		148,047

PREFERRED STOCK — 1.0%
Brazil — 0.1%
Financials — 0.1%
Banco Bradesco SA(A)	41,200	152

Germany — 0.9%
Consumer Staples — 0.6%
Henkel AG & Co KGaA(A)	11,971	966
Health Care — 0.3%
Sartorius AG(A)	1,673	488
Total Germany		1,454

Total Preferred Stock
(Cost $1,701) ($ Thousands)		1,606

EXCHANGE-TRADED FUND — 0.0%
United States — 0.0%
International Equity — 0.0%
iShares Core MSCI EAFE ETF	438	39

Total Exchange-Traded Fund
(Cost $38) ($ Thousands)		39
	Number of Warrants
WARRANTS — 0.0%
Canada — 0.0%
Constellation Software Inc, Expires 08/22/2028 *(B)	66	–

Total Warrants
(Cost $—) ($ Thousands)		–

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2025

Screened World Equity Ex-US Fund (Continued)

Description	Shares	Market Value ($ Thousands)
CASH EQUIVALENT — 1.2%
SEI Daily Income Trust, Government Fund, Institutional Class
3.950%**†	1,886,284	$1,886
Total Cash Equivalent
(Cost $1,886) ($ Thousands)		1,886
Total Investments in Securities — 97.4%
(Cost $128,155) ($ Thousands)		$151,578

A list of the open futures contracts held by the Fund at November 30, 2025, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation)(Thousands)
Long Contracts
MSCI EAFE Index	8	Dec-2025	$1,122	$1,128	$6
MSCI Emerging Markets Index	8	Dec-2025	555	550	(5)
S&P TSX 60 Index	1	Dec-2025	255	265	8
			$1,932	$1,943	$9

A list of the open OTC Swap agreement held by the Fund at November 30, 2025, is as follows:

Total Return Swap
Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
Morgan Stanley	U.S. Custom Basket of Securities	1 Month + 5.33%	ASSET RETURN	Annually	12/31/2049	USD	1,140	$507	$–	$507

The following table represents the top 50 individual stock exposures or those exceeding 1% of the Custom Basket Total Return Swap as of November 30, 2025:

International Custom Basket of Long Securities

Shares	Description	Notional Amount (Thousands)	Value (Thousands)	Percentage of Basket
5,924	NOVARTIS AG	$728	$58	63.9%
9,764	LOBLAW COS LTD	383	36	33.6
7,583	EXPERIAN PLC	377	(71)	33.1
26,795	HSBC HOLDINGS PLC	369	8	32.4
2,330	ASTRAZENECA PLC	361	100	31.7
369	MH MOET HENNESSY LOUIS VUITTON	263	9	23.1
14,068	SMITH & NEPHEW PLC	256	(37)	22.4
16,297	ROLLS	254	(38)	22.3
7,100	MIZUHO FINANCIAL GROUP INC	234	0	20.5
5,162	HALMA PLC	233	11	20.5
29,757	NATWEST GROUP PLC	217	39	19.1
2,302	BNP PARIBAS	217	(23)	19.1
5,354	GENERALI ORD	210	0	18.5
563	ESSILORLUXOTTICA	209	(10)	18.4
23,394	ITALGAS SPA	209	66	18.4
2,550	RECKITT BENCKISER GROUP PLC	198	(3)	17.3
6,589	FRESNILLO PLC	197	65	17.3
4,717	UBS GROUP AG	197	(24)	17.2
6,700	SONY GROUP CORP	194	0	17.0
4,849	KLEPIERRE	191	(6)	16.8
200,000	PICC GROUP	182	(1)	16.0
18,732	ENEL SPA	174	23	15.3
4,921	COMPASS GROUP PLC	172	(27)	15.1
1,022	NEXT PLC	168	30	14.7
853	GTT	160	10	14.0

SEI Institutional Investments Trust

Shares	Description	Notional Amount (Thousands)	Value (Thousands)	Percentage of Basket
967	EURONEXT NV	$157	$(24)	13.8%
14,400	JAPAN POST HOLDINGS CO LTD	151	0	13.2
2,997	COCA	150	(9)	13.2
2,500	HKEX	144	(2)	12.7
3,100	CHUGAI PHARMACEUTICAL CO LTD	143	0	12.5
1,881	DIPLOMA PLC	141	(11)	12.3
120,392	LLOYDS BANKING GROUP PLC	138	17	12.1
5,355	ICG PLC	138	11	12.1
43,250	CONVATEC PLC	136	(3)	12.0
578	AIRBUS SE	133	4	11.7
6,424	CREDIT AGRICOLE	126	(7)	11.1
2,168	RYANAIR HLDGS	126	22	11.1
1,300	ADVANTEST CORP	125	0	11.0
1,073	LONDON STOCK EXCHANGE GROUP	125	0	10.9
3,303	AMER SPORTS INC	120	(4)	10.5
1,718	SOCIETE GENERALE	119	(2)	10.4
3,240	KEYERA CORP	105	(2)	9.2
3,200	SOMPO HOLDINGS INC	105	0	9.2
5,240	STANDARD CHARTERED PLC	103	15	9.0
19,374	BARCLAYS PLC	101	10	8.9
5,354	ST JAMES'S PLACE PLC	92	9	8.1
3,182	CARNIVAL ADR	90	(17)	7.9
5,476	BABCOCK INTL GROUP PLC	87	(7)	7.6
2,264	SHELL PLC	86	(3)	7.5
225	KERING	85	(10)	7.4

International Custom Basket of Short Securities

Shares	Description	Notional Amount (Thousands)	Value (Thousands)	Percentage of Basket
(30,241)	LAND SECURITIES GROUP PLC	$(237)	$(19)	(20.8)%
(19,746)	TOKYO METRO CO LTD	(234)	0	(20.5)
(8,376)	ASSOCIATED BRITISH FOODS PLC	(223)	(21)	(19.6)
(15,500)	ONO PHARMACEUTICAL CO LTD	(184)	0	(16.2)
(307,700)	GENTING SINGAPORE LIMITED	(181)	3	(15.9)
(9,300)	NISSIN FOODS HOLDINGS CO LTD	(181)	0	(15.8)
(170,200)	MAPLETREE LOGISTICS TRUST	(167)	(4)	(14.6)
(25,706)	APA GROUP	(152)	(2)	(13.3)
(4,600)	CANON INC	(135)	0	(11.8)
(4,100)	AGC INC	(133)	0	(11.7)
(4,773)	CDN UTILITIES	(131)	(10)	(11.5)
(23,100)	LINK REIT	(122)	2	(10.7)
(7,900)	JFRONT RETAILING CO LTD	(120)	0	(10.6)
(3,992)	CDN APART UN	(120)	9	(10.6)
(11,000)	HAMAMATSU PHOTONICS KK	(119)	0	(10.5)
(7,200)	TOSOH CORP	(116)	0	(10.2)
(6,300)	NITORI HOLDINGS CO LTD	(110)	0	(9.7)
(1,880)	SODEXHO	(110)	12	(9.6)
(4,347)	BCE INC	(103)	1	(9.0)
(412)	HELVETIA HOLDING AG	(101)	(7)	(8.9)
(1,100)	ORACLE CORP JAPAN	(100)	0	(8.8)
(1,461)	EQB INC	(96)	4	(8.4)
(2,410)	GREAT	(94)	(13)	(8.3)
(20,157)	BANK OF QUEENSLAND LTD	(94)	5	(8.3)
(496)	SWATCH GROUP I	(94)	(8)	(8.3)
(28,136)	B&M EUROPEAN VALUE RETAIL SA	(93)	43	(8.2)
(1,233)	WEST FRASER	(93)	13	(8.1)
(20,959)	WPP PLC	(92)	11	(8.0)
(1,911)	AMRIZE LTD	(92)	(8)	(8.0)
(5,057)	CVC CAPITAL PARTNERS PLC	(92)	11	(8.0)
(9,100)	SG HOLDINGS CO LTD	(90)	0	(7.9)
(44,900)	SEVEN BANK LTD	(89)	0	(7.8)
(277)	DASSAULT AVIAT.	(88)	2	(7.7)

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2025

Screened World Equity Ex-US Fund (Concluded)

Shares	Description	Notional Amount (Thousands)	Value (Thousands)	Percentage of Basket
(300)	MARUWA CO LTD	$(86)	$0	(7.5)%
(63,109)	TAYLOR WIMPEY PLC	(85)	(1)	(7.4)
(8,100)	NAGOYA RAILROAD CO LTD	(83)	0	(7.3)
(3,500)	NIPPON EXPRESS HOLDINGS INC	(83)	0	(7.3)
(468)	WASTE CONNECTIONS INC	(82)	0	(7.2)
(57)	BARRY CALLEBAUT	(82)	(11)	(7.2)
(72,400)	MAPLETREE PAN ASIA COMMERCIAL	(81)	0	(7.1)
(2,354)	AALBERTS NV	(80)	8	(7.1)
(12,100)	UNICHARM CORP	(80)	0	(7.0)
(2,397)	SGH LTD	(78)	3	(6.9)
(32,909)	ENDEAVOUR GROUP LTD/AUSTRALIA	(78)	(1)	(6.8)
(6,400)	ODAKYU ELECTRIC RAILWAY CO LTD	(76)	0	(6.7)
(6,680)	KURARAY CO LTD	(75)	0	(6.6)
(7,000)	BIC CAMERA INC	(74)	0	(6.5)
(5,735)	ACERINOX S.A.	(73)	(10)	(6.4)
(419)	BOYD GROUP SERVICES INC	(72)	2	(6.3)
(10,779)	QINETIQ GROUP PLC	(71)	16	(6.2)

Percentages are based on Net Assets of $155,595 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of November 30, 2025.
‡	Real Estate Investment Trust.
†	Investment in Affiliated Security (see Note 6).
(A)	No interest rate available.
(B)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

The following is a summary of the level of inputs used as of November 30, 2025, in valuing the Fund's investments and other financial instruments carried at value ($ Thousands):
Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)(1)		Total ($)
Common Stock	147,938	109	–		148,047
Preferred Stock	1,606	–	–		1,606
Exchange-Traded Fund	39	–	–		39
Warrants	–	–	–	^	–
Cash Equivalent	1,886	–	–		1,886
Total Investments in Securities	151,469	109	–		151,578

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	14	–	–	14
Unrealized Depreciation	(5)	–	–	(5)
OTC Swap
Total Return Swap*
Unrealized Appreciation	–	507	–	507
Total Other Financial Instruments	9	507	–	516

*	Futures contracts and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

(1) A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

^ This category includes securities with a value of $—.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

The following is a summary of the Fund’s transactions with affiliates for the period ended November 30, 2025 ($ Thousands):

Security Description	Value 5/31/2025	Purchases at Cost	Proceeds from Sales	Realized Gain/(Loss)	Change in Unrealized Appreciation/(Depreciation)	Value 11/30/2025	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$4,002	$38,443	($40,559)	$—	$—	$1,886	$97	$—

Amounts designated as “—” are either $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2025

Emerging Markets Equity Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† — 94.6%
Argentina — 0.6%
Industrials — 0.3%
Corp America Airports SA *	82,327	$2,087

Materials — 0.3%
Loma Negra Cia Industrial Argentina SA ADR *	144,315	1,801
Total Argentina		3,888

Australia — 1.2%
Materials — 1.2%
Anglogold Ashanti PLC	16,575	1,417
SolGold PLC *	16,965,561	6,648
		8,065
Total Australia		8,065

Bangladesh — 0.6%
Financials — 0.4%
BRAC Bank PLC	4,749,242	2,558

Health Care — 0.2%
Square Pharmaceuticals PLC	1,006,221	1,687
Total Bangladesh		4,245

Brazil — 5.0%
Communication Services — 0.5%
TIM SA/Brazil	695,200	3,263

Consumer Discretionary — 0.7%
C&A MODAS SA	73,700	246
Cogna Educacao SA	430,800	314
Cury Construtora e Incorporadora SA	33,500	242
Cyrela Brazil Realty SA Empreendimentos e Participacoes	239,600	1,605
Direcional Engenharia SA	161,100	561
Vibra Energia SA	127,568	595
Vivara Participacoes SA	158,586	1,033
		4,596

Consumer Staples — 0.2%
Raia Drogasil SA	207,100	924
Sendas Distribuidora S/A	407,700	719
		1,643

Energy — 0.5%
Petroleo Brasileiro SA ADR, Cl A	297,956	3,543

Financials — 2.0%
Banco Bradesco SA ADR	652,026	2,413
Inter & Co Inc, Cl A	247,509	2,250
Itau Unibanco Holding SA ADR	876,078	6,833
NU Holdings Ltd/Cayman Islands, Cl A *	48,309	840
Pagseguro Digital Ltd, Cl A	86,400	905
StoneCo Ltd, Cl A *	20,510	346
		13,587

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Industrials — 0.1%
Embraer SA ADR	13,917	$873

Information Technology — 0.4%
TOTVS SA	294,700	2,377

Materials — 0.1%
Gerdau SA ADR	127,903	460
		460

Utilities — 0.5%
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	87,571	2,311
CPFL Energia SA	100,100	912
		3,223
Total Brazil		33,565

Canada — 0.4%
Information Technology — 0.2%
Celestica Inc *	3,057	1,053

Materials — 0.2%
Capstone Copper Corp *	61,317	546
Pan American Silver Corp	21,861	998
		1,544
Total Canada		2,597

Chile — 0.3%
Consumer Discretionary — 0.1%
Falabella SA	62,706	406

Industrials — 0.1%
Latam Airlines Group SA *	25,589,355	618

Materials — 0.1%
Sociedad Quimica y Minera de Chile SA ADR *	15,287	983
Total Chile		2,007

China — 18.4%
Communication Services — 4.5%
Baidu Inc ADR *	30,349	3,548
JOYY Inc ADR	6,359	401
Kuaishou Technology, Cl B	67,900	596
Meitu Inc	2,047,500	2,274
NetEase Inc ADR	11,459	1,582
Tencent Holdings Ltd	263,353	20,808
Tencent Music Entertainment Group ADR	32,968	608
Weibo Corp ADR	34,627	344
		30,161

Consumer Discretionary — 5.6%
Alibaba Group Holding Ltd ADR	22,718	3,574
Alibaba Group Holding Ltd	760,000	14,953
Atour Lifestyle Holdings Ltd ADR	1,625	62

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2025

Emerging Markets Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
BYD Co Ltd, Cl A	54,500	$737
BYD Co Ltd, Cl H	33,900	426
Ecovacs Robotics Co Ltd, Cl A	59,400	662
Geely Automobile Holdings Ltd	321,000	702
Guangdong Xinbao Electrical Appliances Holdings Co Ltd, Cl A	94,867	200
Haier Smart Home Co Ltd, Cl A	1,483,800	5,089
JD.com Inc ADR	109,059	3,253
Meituan, Cl B *	32,100	416
Nexteer Automotive Group Ltd	893,726	678
PDD Holdings Inc ADR *	13,762	1,597
Pop Mart International Group Ltd	41,600	1,207
Trip.com Group Ltd	17,150	1,195
Vipshop Holdings Ltd ADR	156,646	3,077
		37,828

Consumer Staples — 0.4%
China Resources Beer Holdings Co Ltd	320,000	1,147
Chongqing Baiya Sanitary Products Co Ltd, Cl A	171,800	515
Guangdong Haid Group Co Ltd, Cl A	62,798	495
JD Health International Inc *	56,600	448
		2,605

Energy — 0.1%
PetroChina Co Ltd, Cl H	858,000	959

Financials — 3.4%
Agricultural Bank of China Ltd, Cl H	1,082,000	812
China Construction Bank Corp, Cl H	3,610,000	3,803
China Galaxy Securities Co Ltd, Cl H	365,000	479
China International Capital Corp Ltd, Cl H	142,400	350
China Life Insurance Co Ltd, Cl H	392,000	1,360
China Pacific Insurance Group Co Ltd, Cl H	231,400	921
Industrial & Commercial Bank of China Ltd, Cl H	4,062,000	3,368
New China Life Insurance Co Ltd, Cl H	125,800	752
People's Insurance Co Group of China Ltd/The, Cl H	1,060,000	963
PICC Property & Casualty Co Ltd	1,314,000	2,989
Ping An Insurance Group Co of China Ltd, Cl H	968,000	7,084
Qifu Technology Inc ADR	21,237	415
		23,296

Health Care — 0.4%
3SBio Inc	187,000	754
China Resources Pharmaceutical Group Ltd	345,500	213
Shenzhen Mindray Bio-Medical Electronics Co Ltd, Cl A	20,800	601
WuXi AppTec Co Ltd, Cl A	5,500	71
WuXi AppTec Co Ltd, Cl H	67,100	877
		2,516

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Industrials — 2.8%
China Railway Group Ltd, Cl H	1,284,000	$646
CITIC Ltd	558,000	875
Contemporary Amperex Technology Co Ltd, Cl A	164,348	8,711
COSCO SHIPPING Holdings Co Ltd, Cl H	557,050	948
DiDi Global Inc ADR *	360,712	1,930
Dongfang Electric Corp Ltd, Cl H	360,400	993
Goldwind Science & Technology Co Ltd, Cl H	223,800	352
Harbin Electric Co Ltd, Cl H	170,000	312
Ningbo Orient Wires & Cables Co Ltd, Cl A	74,800	612
Yangzijiang Shipbuilding Holdings Ltd	762,400	1,976
Yutong Bus Co Ltd, Cl A	159,700	703
Zoomlion Heavy Industry Science and Technology Co Ltd	854,200	797
		18,855

Information Technology — 0.2%
Lenovo Group Ltd	462,000	578
Xinyi Solar Holdings Ltd	1,372,000	570
		1,148

Materials — 0.6%
Anhui Conch Cement Co Ltd, Cl H	281,500	849
China Hongqiao Group Ltd	357,000	1,423
Shanghai Putailai New Energy Technology Co Ltd, Cl A	184,800	698
Zhejiang NHU Co Ltd, Cl A	289,369	998
		3,968

Real Estate — 0.4%
China Resources Land Ltd	705,500	2,747
Total China		124,083

Colombia — 0.2%
Energy — 0.2%
Gran Tierra Energy Inc *	226,147	1,042

Democratic Republic of Congo — 0.4%
Materials — 0.4%
Ivanhoe Mines Ltd, Cl A *	228,312	2,394

Egypt — 0.6%
Financials — 0.6%
Commercial International Bank - Egypt GDR	1,957,752	3,994

Ghana — 0.0%
Energy — 0.0%
Tullow Oil PLC *	4,058,341	260

Greece — 1.8%
Energy — 0.1%
METLEN ENERGY & METALS *	11,769	604

SEI Institutional Investments Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Financials — 1.5%
ALPHA BANK SA	229,364	$937
Eurobank Ergasias Services and Holdings SA	1,079,734	4,277
Piraeus Financial Holdings SA	622,605	5,112
		10,326

Real Estate — 0.2%
LAMDA Development SA *	140,667	1,143

Utilities — 0.0%
Public Power Corp SA	7,178	145
Total Greece		12,218

Hong Kong — 0.5%
Consumer Discretionary — 0.1%
Melco Resorts & Entertainment Ltd ADR *	109,706	999

Financials — 0.3%
Hong Kong Exchanges & Clearing Ltd	35,200	1,872

Information Technology — 0.1%
Wasion Holdings Ltd	270,000	489
Total Hong Kong		3,360

Hungary — 0.4%
Financials — 0.4%
OTP Bank Nyrt	27,206	2,832

India — 8.6%
Communication Services — 0.5%
Bharti Airtel Ltd	97,387	2,297
Indus Towers Ltd *	185,540	835
		3,132

Consumer Discretionary — 0.9%
Cartrade Tech Ltd *	39,504	1,368
Dixon Technologies India Ltd	2,351	385
Eicher Motors Ltd	7,877	622
Mahindra & Mahindra Ltd	19,812	834
Maruti Suzuki India Ltd	10,042	1,790
TVS Motor Co Ltd	13,449	533
VISHAL MEGA MART LTD *	475,130	724
		6,256

Consumer Staples — 0.3%
Britannia Industries Ltd	24,293	1,588
Radico Khaitan Ltd	6,016	216
		1,804

Energy — 0.8%
Bharat Petroleum Corp Ltd	189,684	764
Petronet LNG Ltd	293,813	895
Reliance Industries Ltd	210,675	3,706
		5,365

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Financials — 3.6%
Bank of Baroda	181,392	$589
Bank of India	301,702	498
BSE Ltd	17,780	580
Canara Bank	1,058,178	1,799
Federal Bank Ltd	820,656	2,373
HDFC Bank Ltd ADR	101,931	3,753
HDFC Bank Ltd	178,762	2,020
ICICI Bank Ltd	171,500	2,671
ICICI Bank Ltd ADR	152,196	4,753
IIFL Finance Ltd *	47,717	310
L&T Finance Ltd	88,371	310
LIC Housing Finance Ltd	57,535	354
Muthoot Finance Ltd	18,182	762
PB Fintech Ltd *	55,892	1,142
REC Ltd	348,727	1,413
South Indian Bank Ltd/The	1,023,105	454
TATA CAPITAL LTD *	178,862	656
		24,437

Health Care — 0.5%
Apollo Hospitals Enterprise Ltd	10,711	880
Dr Lal PathLabs Ltd	6,563	224
Fortis Healthcare Ltd	44,543	459
Global Health Ltd/India	14,913	209
Lupin Ltd	31,275	730
Narayana Hrudayalaya Ltd	6,742	147
SAGILITY LTD	521,150	293
Yatharth Hospital & Trauma Care Services Ltd *	30,996	246
		3,188

Industrials — 0.6%
Adani Ports & Special Economic Zone Ltd	46,294	788
Ashok Leyland Ltd	1,061,897	1,884
Cummins India Ltd	2,934	147
Gujarat Pipavav Port Ltd	131,629	263
MTAR Technologies Ltd *	24,964	709
Polycab India Ltd	6,046	506
		4,297

Information Technology — 0.7%
Infosys Ltd ADR	181,178	3,167
Netweb Technologies India Ltd	13,283	490
Persistent Systems Ltd	10,070	719
		4,376

Materials — 0.4%
Chambal Fertilisers and Chemicals Ltd	51,517	254
Hindalco Industries Ltd	72,730	660
National Aluminium Co Ltd	167,725	489
NMDC Ltd	647,453	537
Paradeep Phosphates Ltd	99,526	177
Vedanta Ltd	87,332	516

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2025

Emerging Markets Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Welspun Corp Ltd	33,746	$324
		2,957

Real Estate — 0.2%
Phoenix Mills Ltd/The	78,032	1,519

Utilities — 0.1%
NHPC Ltd	689,445	593
Total India		57,924

Indonesia — 3.1%
Communication Services — 0.2%
Telkom Indonesia Persero Tbk PT	5,797,900	1,232

Consumer Staples — 1.2%
Cisarua Mountain Dairy PT TBK	5,201,400	1,936
First Pacific Co Ltd	4,440,000	3,571
Indofood Sukses Makmur Tbk PT	524,900	232
Ultrajaya Milk Industry & Trading Co Tbk PT	24,860,200	2,256
		7,995

Financials — 0.8%
Bank Central Asia Tbk PT	1,594,400	794
Bank Mandiri Persero Tbk PT	1,893,200	550
Bank Rakyat Indonesia Persero Tbk PT	16,715,727	3,703
		5,047

Health Care — 0.5%
Medikaloka Hermina Tbk PT	38,826,800	3,268

Industrials — 0.1%
Astra International Tbk PT	1,593,900	628

Materials — 0.0%
Aneka Tambang Tbk	1,772,800	310

Real Estate — 0.3%
Pakuwon Jati Tbk PT	80,700,984	1,852

Utilities — 0.0%
Perusahaan Gas Negara Tbk PT	1,958,600	212
Total Indonesia		20,544

Israel — 0.4%
Energy — 0.4%
Energean PLC	228,836	2,850

Kazakhstan — 2.0%
Energy — 0.7%
NAC Kazatomprom JSC GDR	97,242	5,170

Financials — 0.8%
Halyk Savings Bank of Kazakhstan JSC GDR	194,417	4,915
Kaspi.KZ JSC ADR	5,124	396
		5,311

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)

Industrials — 0.5%
Air Astana JSC GDR	478,226	$3,214
Total Kazakhstan		13,695

Kenya — 0.9%
Financials — 0.9%
Equity Group Holdings PLC/Kenya	8,578,063	4,156
KCB Group PLC	4,504,600	2,044
		6,200
Total Kenya		6,200

Macao — 0.1%
Consumer Discretionary — 0.1%
MGM China Holdings Ltd	453,651	965

Malaysia — 0.5%
Health Care — 0.4%
IHH Healthcare Bhd	1,438,000	2,876

Industrials — 0.1%
My EG Services Bhd	1,482,600	297
Sime Darby Bhd	423,600	200
		497
Total Malaysia		3,373

Mexico — 1.8%
Consumer Discretionary — 0.0%
Alsea SAB de CV	66,100	180

Consumer Staples — 0.1%
Fomento Economico Mexicano SAB de CV ADR	9,965	956

Financials — 0.9%
Gentera SAB de CV	140,700	333
Grupo Financiero Banorte SAB de CV, Cl O	532,700	5,121
Regional SAB de CV	76,600	574
		6,028

Industrials — 0.4%
Grupo Aeromexico SAB de CV ADR *	92,412	1,713
Grupo Aeroportuario del Pacifico SAB de CV, Cl B	43,026	1,027
		2,740

Materials — 0.3%
Cemex SAB de CV ADR	162,045	1,749

Real Estate — 0.1%
Fibra Uno Administracion SA de CV ‡	329,600	483
Total Mexico		12,136

SEI Institutional Investments Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Morocco — 0.1%
Materials — 0.1%
Aya Gold & Silver Inc *	67,794	$926

Netherlands — 0.2%
Energy — 0.2%
SBM Offshore NV	37,699	1,076

Nigeria — 1.7%
Energy — 0.6%
SEPLAT Energy PLC	1,174,628	3,881

Financials — 1.1%
Guaranty Trust Holding Co PLC	80,535,046	4,807
Zenith Bank PLC	71,925,933	2,981
		7,788
Total Nigeria		11,669

Pakistan — 1.1%
Financials — 0.8%
Bank Alfalah Ltd	7,032,189	2,626
Habib Bank Ltd	2,672,406	2,945
		5,571

Information Technology — 0.3%
Air Link Communication Ltd	3,080,243	1,898
Total Pakistan		7,469

Peru — 1.7%
Financials — 0.7%
Credicorp Ltd	17,270	4,442

Health Care — 0.3%
Auna SA, Cl A *	442,896	2,051

Materials — 0.7%
Cia de Minas Buenaventura SAA ADR	29,136	722
Hochschild Mining PLC	734,014	3,919
		4,641
Total Peru		11,134

Philippines — 2.4%
Industrials — 0.9%
Ayala Corp	278,789	2,258
GT Capital Holdings Inc	255,730	2,527
International Container Terminal Services Inc	105,570	978
		5,763

Materials — 0.4%
OceanaGold Philippines Inc	6,181,500	3,037

Real Estate — 1.0%
Ayala Land Inc	9,152,800	3,179

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Robinsons Land Corp	12,849,600	$3,493
		6,672

Utilities — 0.1%
MAYNILAD WATER SERVICES INC *	2,972,700	804
Total Philippines		16,276

Poland — 1.0%
Consumer Staples — 0.4%
ZABKA GROUP SA *	455,397	2,909

Financials — 0.4%
Alior Bank SA	23,983	680
Bank Polska Kasa Opieki SA	16,420	902
Powszechny Zaklad Ubezpieczen SA	50,602	873
		2,455

Materials — 0.2%
KGHM Polska Miedz SA *	22,574	1,311
Total Poland		6,675

Portugal — 0.2%
Energy — 0.2%
Galp Energia SGPS SA, Cl B	59,691	1,200

Russia — 0.0%
Communication Services — 0.0%
Mobile TeleSystems PJSC ADR	556,416	–

Consumer Discretionary — 0.0%
Ozon Holdings PLC ADR *	30,008	–

Energy — 0.0%
LUKOIL PJSC ADR *(A)	68,718	–
Surgutneftegas PJSC ADR *	416,721	–
		–

Financials — 0.0%
Moscow Exchange MICEX-RTS PJSC *	945,410	–
Sberbank of Russia PJSC ADR (A)	93,380	–
		–
Total Russia		–

Saudi Arabia — 0.7%
Communication Services — 0.2%
Etihad Etisalat Co	85,278	1,430

Financials — 0.1%
Bupa Arabia for Cooperative Insurance Co	16,107	631

Health Care — 0.1%
National Medical Care Co	22,927	893

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2025

Emerging Markets Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Information Technology — 0.1%
Arabian Internet & Communications Services Co	10,263	$615

Materials — 0.2%
Saudi Kayan Petrochemical Co *	961,778	1,330
Total Saudi Arabia		4,899

Singapore — 0.5%
Consumer Discretionary — 0.5%
Sea Ltd ADR *	24,655	3,427

Slovenia — 0.7%
Financials — 0.7%
Nova Ljubljanska Banka dd GDR	109,080	4,519

South Africa — 3.7%
Communication Services — 0.1%
MTN Group Ltd	111,314	1,028

Consumer Discretionary — 1.6%
Naspers Ltd, Cl N	176,491	11,031

Financials — 1.1%
Absa Group Ltd	313,546	3,816
Capitec Bank Holdings Ltd	4,981	1,129
Discovery Ltd	62,276	798
Old Mutual Ltd	551,257	449
OUTsurance Group Ltd	210,451	891
		7,083

Materials — 0.8%
Anglo American Platinum Ltd	20,753	1,440
Anglo American PLC	26,501	993
Gold Fields Ltd ADR	34,951	1,499
Harmony Gold Mining Co Ltd	39,517	772
Impala Platinum Holdings Ltd	52,862	664
		5,368

Real Estate — 0.1%
Growthpoint Properties Ltd ‡	459,041	469
Total South Africa		24,979

South Korea — 12.1%
Communication Services — 0.3%
KT Corp	13,689	470
KT Corp ADR	71,605	1,315
LG Uplus Corp	45,587	467
		2,252

Consumer Discretionary — 2.0%
Coupang Inc, Cl A *	44,421	1,251
Coway Co Ltd	22,625	1,327
Hankook Tire & Technology Co Ltd	10,931	457
Hyundai Mobis Co Ltd	3,924	827

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Hyundai Motor Co	11,341	$2,020
Kia Corp	69,214	5,378
LG Electronics Inc	33,749	1,970
Youngone Corp	5,081	302
		13,532

Consumer Staples — 0.2%
APR Corp/Korea	3,521	612
KT&G Corp	4,046	400
		1,012

Energy — 0.2%
HD Hyundai Co Ltd	3,037	407
S-Oil Corp *	11,227	586
		993

Financials — 2.0%
DB Insurance Co Ltd	5,013	426
Hana Financial Group Inc	122,270	7,779
KIWOOM Securities Co Ltd	1,940	362
Korea Investment Holdings Co Ltd	5,420	592
Samsung Fire & Marine Insurance Co Ltd	3,427	1,124
Samsung Securities Co Ltd	7,980	429
Shinhan Financial Group Co Ltd	37,449	2,002
Woori Financial Group Inc	43,552	789
		13,503

Health Care — 0.1%
PharmaResearch Co Ltd	618	198
ST Pharm Co Ltd	9,177	732
		930

Industrials — 2.7%
GS Holdings Corp	6,939	267
Hanwha Corp	9,296	503
HD Hyundai Marine Solution Co Ltd	10,489	1,331
HD Korea Shipbuilding & Offshore Engineering Co Ltd	2,865	800
Hyosung Heavy Industries Corp	356	463
Hyundai Glovis Co Ltd	4,097	459
Hyundai Rotem Co Ltd	27,416	3,283
LX INTERNATIONAL CORP	9,186	197
Samsung E&A Co Ltd	10,482	183
Samsung Heavy Industries Co Ltd *	39,109	656
Sanil Electric Co LTD	8,256	810
SK Inc	6,707	1,214
SK Square Co Ltd *	38,695	7,901
		18,067

Information Technology — 4.0%
HAESUNG DS Co Ltd	20,564	687
LG Innotek Co Ltd	6,576	1,064
Samsung Electronics Co Ltd	249,769	17,155
SK Hynix Inc	22,902	8,295
		27,201

SEI Institutional Investments Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Materials — 0.5%
LG Chem Ltd	12,148	$3,096

Utilities — 0.1%
Korea Electric Power Corp	17,187	618
Total South Korea		81,204

Taiwan — 14.2%
Consumer Discretionary — 0.0%
Pou Chen Corp	126,000	123

Financials — 0.6%
CTBC Financial Holding Co Ltd	2,566,000	3,555

Health Care — 0.2%
Lotus Pharmaceutical Co Ltd *	118,000	1,175

Industrials — 0.5%
Bizlink Holding Inc	45,553	2,346
Eva Airways Corp	525,000	571
Kaori Heat Treatment Co Ltd	35,000	577
		3,494

Information Technology — 12.9%
Accton Technology Corp	36,000	1,179
ADATA Technology Co Ltd	124,000	705
Arcadyan Technology Corp	3,000	17
Asia Vital Components Co Ltd	26,686	1,175
Asustek Computer Inc	192,000	3,685
AURAS Technology Co Ltd	27,000	772
Chroma ATE Inc	38,000	994
Delta Electronics Inc	95,000	2,832
Elite Material Co Ltd	9,000	440
Gigabyte Technology Co Ltd	11,000	86
Global Unichip Corp	5,000	362
Gold Circuit Electronics Ltd	56,000	1,135
Hon Hai Precision Industry Co Ltd	429,912	3,098
King Slide Works Co Ltd	3,000	366
King Yuan Electronics Co Ltd	57,000	417
Lite-On Technology Corp	452,088	2,297
MediaTek Inc	34,995	1,559
MPI Corp	7,000	510
Nan Ya Printed Circuit Board Corp	82,000	688
Nanya Technology Corp *	140,000	655
Taiwan Semiconductor Manufacturing Co Ltd	957,000	44,124
Taiwan Semiconductor Manufacturing Co Ltd ADR	44,300	12,914
Taiwan Surface Mounting Technology Corp	73,000	239
Universal Microwave Technology Inc	51,003	837
Win Semiconductors Corp	277,000	1,267
Wistron Corp	207,000	957

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Wiwynn Corp	24,000	$3,507
		86,817
Total Taiwan		95,164

Thailand — 1.4%
Consumer Discretionary — 0.2%
Com7 PCL, Cl F	430,900	294
MR DIY HOLDING THAILAND PCL	3,244,000	861
		1,155

Consumer Staples — 0.0%
Charoen Pokphand Foods PCL	231,100	146

Energy — 0.2%
PTT Exploration & Production PCL NVDR	232,400	770
Star Petroleum Refining PCL NVDR	1,729,200	317
		1,087

Financials — 0.8%
Kasikornbank PCL NVDR	933,000	5,410

Health Care — 0.1%
Bumrungrad Hospital PCL NVDR	167,100	882

Industrials — 0.1%
Airports of Thailand PCL NVDR	315,300	427
Total Thailand		9,107

Turkey — 0.7%
Consumer Staples — 0.0%
Ulker Biskuvi Sanayi AS	122,277	319

Financials — 0.4%
Haci Omer Sabanci Holding AS	798,571	1,541
Yapi ve Kredi Bankasi AS *	1,055,576	879
		2,420

Health Care — 0.1%
MLP Saglik Hizmetleri AS, Cl B *	106,705	829

Industrials — 0.1%
AG Anadolu Grubu Holding AS, Cl A	473,510	311
Turk Hava Yollari AO	78,906	507
		818

Real Estate — 0.1%
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	1,226,015	611
Total Turkey		4,997

United Arab Emirates — 2.0%
Communication Services — 0.1%
Emirates Telecommunications Group Co PJSC	99,746	489

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2025

Emerging Markets Equity Fund (Concluded)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Consumer Discretionary — 0.1%
Alef Education Holding PLC	1,964,016	$594

Industrials — 0.2%
ALEC HOLDINGS PJSC *	2,628,685	1,023

Information Technology — 0.0%
Presight AI Holding PLC *	283,256	229

Real Estate — 1.6%
Aldar Properties PJSC	200,053	444
Emaar Development PJSC	532,258	2,131
Emaar Properties PJSC	2,262,916	8,199
		10,774
Total United Arab Emirates		13,109

United States — 0.3%
Consumer Staples — 0.1%
JBS NV *	51,044	748

Health Care — 0.0%
BeiGene Ltd *	7,948	210

Information Technology — 0.2%
Cognizant Technology Solutions Corp, Cl A	12,939	1,005
Total United States		1,963

Vietnam — 1.8%
Consumer Staples — 0.4%
Masan Group Corp *	819,300	2,406

Financials — 1.0%
Military Commercial Joint Stock Bank	3,782,914	3,338
Vietnam Technological & Commercial Joint Stock Bank	1,519,840	1,947
VPBANK SECURITIES JSC	969,579	1,247
		6,532

Real Estate — 0.4%
Vinhomes JSC *	781,800	3,051
Total Vietnam		11,989

Zambia — 0.3%
Materials — 0.3%
First Quantum Minerals Ltd *	91,664	2,094

Total Common Stock
(Cost $477,387) ($ Thousands)		636,113

Description	Shares	Market Value ($ Thousands)
PREFERRED STOCK — 1.8%
Brazil — 0.1%
Financials — 0.1%
Banco Bradesco SA(B)	157,800	$583

Colombia — 0.2%
Financials — 0.2%
DAVIVIENDA GROUP SA*(B)	215,784	1,662

South Korea — 1.5%
Consumer Discretionary — 0.6%
Hyundai Motor Co (B)	21,279	2,803
LG Electronics Inc(B)	23,163	739
		3,542
Information Technology — 0.8%
Samsung Electronics Co Ltd(B)	106,195	5,431
Materials — 0.1%
LG Chem Ltd(B)	5,906	767
Total South Korea		9,740

Total Preferred Stock
(Cost $11,803) ($ Thousands)		11,985

CASH EQUIVALENT — 1.7%
SEI Daily Income Trust, Government Fund, Institutional Class
3.950%**†	11,653,443	11,653
Total Cash Equivalent
(Cost $11,653) ($ Thousands)		11,653
Total Investments in Securities — 98.1%
(Cost $500,843) ($ Thousands)		$659,751

SEI Institutional Investments Trust

A list of the open futures contracts held by the Fund at November 30, 2025, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Depreciation(Thousands)
Long Contracts
MSCI Emerging Markets Index	175	Dec-2025	$12,154	$12,054	$(100)

Percentages are based on Net Assets of $672,591 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of November 30, 2025.
‡	Real Estate Investment Trust.
†	Investment in Affiliated Security (see Note 6).
††	Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.
(A)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(B)	No interest rate available.

The following is a summary of the level of inputs used as of November 30, 2025, in valuing the Fund's investments and other financial instruments carried at value ($ Thousands):
Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)(1)		Total ($)
Common Stock	635,673	440	–	^	636,113
Preferred Stock	10,323	1,662	–		11,985
Cash Equivalent	11,653	–	–		11,653
Total Investments in Securities	657,649	2,102	–		659,751

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Depreciation	(100)	–	–	(100)
Total Other Financial Instruments	(100)	–	–	(100)

*	Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

(1) A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

^This category includes securities with a value of $—.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The following is a summary of Fund's transactions with affiliates for the period ended November 30, 2025 ($ Thousands):

Security Description	Value 5/31/2025	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 11/30/2025	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institution Class	$10,577	$72,056	($70,980)	$—	$—	$11,653	$146	$—

Amounts designated as “—” are either $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2025

Opportunistic Income Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS — 31.4%
Aerospace & Defense — 0.4%
Cobham Ultra SeniorCo SARL, Facility B (USD), 1st Lien
8.370%, CME Term SOFR + 3.750%, 08/03/2029 (A)	$744	$747
Kaman Corporation, Delayed Draw Term Loan
6.427%, CME Term SOFR + 2.800%, 02/26/2032 (A)	4	4
Kaman Corporation, Initial Term Loan
6.322%, CME Term SOFR + 2.750%, 02/26/2032 (A)	189	189
Kaman Corporation, Initial Term Loan, 1st Lien
6.544%, CME Term SOFR + 2.500%, 02/26/2032 (A)	78	78
6.544%, CME Term SOFR + 2.800%, 02/26/2032 (A)	33	34
6.322%, CME Term SOFR + 2.800%, 02/26/2032 (A)	146	147
TransDigm Inc., New Tranche J Term Loan, 1st Lien
6.502%, CME Term SOFR + 2.500%, 02/28/2031 (A)	178	178
TransDigm Inc., New Tranche K Term Loan, 1st Lien
6.252%, CME Term SOFR + 2.250%, 03/22/2030 (A)	517	517
		1,894

Air Transport — 0.2%
AAdvantage Loyality IP Ltd. (American Airlines, Inc.), 2025 Replacement Term Loan, 1st Lien
6.134%, CME Term SOFR + 2.250%, 04/20/2028 (A)	771	770

Automotive — 0.5%
Belron Finance 2019 LLC, 2031 Dollar Term Loan, 1st Lien
6.120%, CME Term SOFR + 2.250%, 10/16/2031 (A)	605	608
Clarios Global LP, Amendment No. 5 Dollar Term Loan, 1st Lien
6.416%, CME Term SOFR + 2.500%, 05/06/2030 (A)	891	891
Wand Newco 3, Inc., Tranche B-2 Term Loan, 1st Lien
6.416%, CME Term SOFR + 2.750%, 01/30/2031 (A)	817	817
		2,316

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Broadcasting and Entertainment — 0.3%
E.W. Scripps Company, The, Tranche B-2 Term Loan, 1st Lien
9.823%, CME Term SOFR + 5.750%, 06/30/2028 (A)	$343	$347
NEP Group, Inc., 2025 Dollar Term Loan, 1st Lien
8.416%, CME Term SOFR + 4.500%, 10/17/2031 (A)(B)	695	640
Telenet Financing USD LLC, Term Loan AR Facility, 1st Lien
6.073%, CME Term SOFR + 2.000%, 04/30/2028 (A)	497	496
		1,483

Building & Development — 0.8%
ArchKey Holdings Inc., TLB
8.252%, 11/01/2031	464	467
Artera Services, LLC, Tranche C Term Loan, 1st Lien
8.502%, CME Term SOFR + 4.500%, 02/15/2031 (A)	430	360
CP Atlas Buyer, Inc., 2025 Term B Loan, 1st Lien
9.166%, CME Term SOFR + 5.300%, 07/08/2030 (A)	315	300
Forest City Enterprises, L.P., Replacement Term Loan, 1st Lien
7.530%, CME Term SOFR + 3.500%, 12/08/2025 (A)	945	941
Gulfside Supply, Inc., Initial Term Loan, 1st Lien
7.002%, CME Term SOFR + 3.000%, 06/17/2031 (A)(C)	269	268
Kodiak BP, LLC, Initial Term Loan, 1st Lien
7.752%, CME Term SOFR + 3.750%, 12/04/2031 (A)	341	330
Quikrete Holdings, Inc., Tranche B-3 Term Loan, 1st Lien
6.166%, CME Term SOFR + 2.250%, 02/10/2032 (A)	502	503
Specialty Building Products Holdings, LLC, Initial Term Loan, 1st Lien
7.766%, CME Term SOFR + 3.750%, 10/15/2028 (A)	154	148
		3,317

Business Equipment & Services — 5.6%
Access CIG, LLC, 2025 Refinancing Term Loan, 1st Lien
7.916%, CME Term SOFR + 4.000%, 08/19/2030 (A)	1,259	1,225
AlixPartners, LLP, 2025 Refinancing Dollar Term Loan
5.916%, 08/12/2032	947	946

SEI Institutional Investments Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
AmSpec Parent, LLC, Amendment No. 1 Other DDTL Loan
7.502%, 12/22/2031	$16	$16
7.405%, 12/22/2031	24	24
AmSpec Parent, LLC, Amendment No. 1 Other Term Loan
7.502%, 12/22/2031	259	260
Apple Bidco, LLC, Amendment No. 5 Term Loan, 1st Lien
6.416%, CME Term SOFR + 2.500%, 09/23/2031 (A)	377	379
Ascensus Group Holdings, Inc., Amendment No.4 Replacement Term Loan, 1st Lien
6.954%, CME Term SOFR + 3.000%, 08/02/2028 (A)(B)	767	765
Asplundh Tree Expert, LLC, 2024 Incremental Term Loan, 1st Lien
5.666%, CME Term SOFR + 1.750%, 05/23/2031 (A)	351	352
Bach Finance Limited, Fourteenth Amendment Dollar Term Loan, 1st Lien
6.949%, CME Term SOFR + 2.800%, 01/09/2032 (A)	749	751
Boost Newco Borrower, LLC, USD Term B-2 Loan, 1st Lien
6.002%, CME Term SOFR + 2.000%, 01/31/2031 (A)	551	552
BW Holding, Inc., Tranche A Term Loan
10.344%, 12/14/2030	194	197
BW Holding, Inc., Tranche B Term Loan
8.494%, 12/14/2028	773	511
Chart Industries, Amendment No. 7 Term Loan
6.476%, 03/15/2030 (A)	387	388
Corporation Service Company, Initial Tranche B USD Term Loan, 1st Lien
5.916%, CME Term SOFR + 2.000%, 11/02/2029 (A)	206	205
Cotiviti, Inc., Term Loan
6.734%, CME Term SOFR + 2.750%, 03/26/2032 (A)	245	235
DTI Holdco, Inc., 2025 Refinancing Term Loan, 1st Lien
7.916%, CME Term SOFR + 4.000%, 04/26/2029 (A)	308	287
Ensemble RCM, LLC, Term B Loan, 1st Lien
6.840%, CME Term SOFR + 3.000%, 08/01/2029 (A)	1,080	1,084
Ensono, Inc., Initial Term Loan, 1st Lien
8.030%, CME Term SOFR + 4.000%, 05/26/2028 (A)	1,080	1,080

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Examworks Bidco Inc., Initial Term Loan, 1st Lien
6.416%, CME Term SOFR + 2.750%, 11/01/2028 (A)	$1,372	$1,377
Grant Thornton Advisors LLC, 2025 Incremental Term Loan, 1st Lien
6.416%, CME Term SOFR + 2.750%, 06/02/2031 (A)	1,032	1,030
Leia Finco US LLC, Initial Term Loan, 1st Lien
7.185%, CME Term SOFR + 3.250%, 10/09/2031 (A)	796	797
Lernen Bidco Limited, Facility B3-B (USD)
7.840%, 10/27/2031	152	152
Lernen Bidco Limitied, Incremental Facility B3-A (USD)
7.851%, 10/27/2031	348	348
Medline Borrower, LP, 2030 Refinancing Term Loan, 1st Lien
5.916%, CME Term SOFR + 2.000%, 10/23/2030 (A)	876	877
Mermaid Bidco Inc., Facility B (USD)
7.151%, CME Term SOFR + 3.250%, 07/03/2031 (A)	806	807
OMNIA Partners, LLC , Initial Term Loan (2024), 1st Lien
6.359%, CME Term SOFR + 2.750%, 07/25/2030 (A)	208	209
Osmosis Buyer Limited, 2025 Refinancing Term B Loan, 1st Lien
6.984%, CME Term SOFR + 3.000%, 07/31/2028 (A)	493	494
6.854%, CME Term SOFR + 3.000%, 07/31/2028 (A)	739	741
Project Castle Inc., Initial Term Loan, 1st Lien
9.361%, CME Term SOFR + 5.500%, 06/01/2029 (A)	34	23
Project Castle, Inc., Initial Term Loan, 1st Lien
9.361%, CME Term SOFR + 5.500%, 06/01/2029 (A)	765	521
Sedgwick Claims Management Services, Inc. (Lightning Cayman Merger Sub, Ltd.), 2024 Term Loan, 1st Lien
6.416%, CME Term SOFR + 3.000%, 07/31/2031 (A)	1,135	1,136
Service Logic Acquisition, Inc., Amendment No. 8 Refinancing Term Loan
6.916%, CME Term SOFR + 3.000%, 10/29/2027 (A)	3	3
6.840%, CME Term SOFR + 3.000%, 10/29/2027 (A)	1,158	1,156

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2025

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Sharp Services, LLC, Tranche E Term Loan, 1st Lien
6.990%, CME Term SOFR + 3.000%, 09/29/2032 (A)	$1,002	$1,003
Tempo Acquisition, LLC, Seventh Incremental Term Loan, 1st Lien
5.666%, CME Term SOFR + 1.750%, 08/31/2028 (A)(B)	536	518
Trans Union LLC, 2024 Refinancing Term B-9 Loan
5.666%, 06/24/2031	1,141	1,141
United Talent Agency, LLC, Term B Loan, 1st Lien
7.459%, CME Term SOFR + 3.500%, 06/10/2032 (A)	1,059	1,064
University Support Services LLC, 2021 Term Loan, 1st Lien
6.666%, 02/10/2029	270	264
Verifone Systems, Inc., 2025-1 Term Loan
9.352%, 10/08/2030	529	501
Waystar Technologies, Inc., Initial Term Loan, 1st Lien
5.916%, 10/22/2029	653	653
WEX Inc., Term B-2 Loan, 1st Lien
5.666%, CME Term SOFR + 1.750%, 03/31/2028 (A)	186	187
		24,259

Cable & Satellite Television — 0.4%
Creative Artists Agency, LLC, 2025 Refinancing Term Loan
6.416%, 10/01/2031 (B)	982	983
Endeavor Group Holdings, Inc., Term Loan B
6.916%, CME Term SOFR + 3.000%, 03/24/2032 (A)	320	321
Gray Television Inc., Term D Loan, 1st Lien
7.099%, 12/01/2028	43	43
Gray Television, Inc., Term F Loan, 1st Lien
9.234%, CME Term SOFR + 5.250%, 06/04/2029 (A)	5	5
Virgin Media Bristol LLC, Facility Y, 1st Lien
7.052%, CME Term SOFR + 3.175%, 03/31/2031 (A)	350	343
Virgin Media Bristol LLC, N Facility, 1st Lien
6.573%, CME Term SOFR + 2.500%, 01/31/2028 (A)	41	41
		1,736

Chemicals & Plastics — 0.9%
Aruba Investments Holdings, LLC, Initial Dollar Term Loan, 1st Lien
8.016%, CME Term SOFR + 4.000%, 11/24/2027 (A)	49	46

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Aruba Investments Holdings, LLC, Initial Term Loan, 2nd Lien
11.766%, CME Term SOFR + 7.750%, 11/24/2028 (A)	$74	$67
Flexsys 5/25 First Out TL, First Out Term Loan
10.166%, 05/31/2030	406	322
Flexsys 5/25 Second Out TL, Second Out Refinancing Term Loan
9.280%, 08/01/2029	550	55
Herens Holdco SARL, Facility B
8.027%, 07/03/2028 (A)	520	461
Ineos US Finance LLC, New USD Term Loan B, 1st Lien
7.215%, 02/18/2030 (A)(B)	195	164
LTI Holdings, Inc., 2024 Term Loan, 1st Lien
7.666%, CME Term SOFR + 4.250%, 07/29/2029 (A)	517	520
SCIH Salt Holdings Inc., Incremental Term B-1 Loan Retired 12/04/2025, 1st Lien
7.197%, CME Term SOFR + 3.000%, 01/31/2029 (A)	1,063	1,063
SCIH Salt Holdings Inc., Term B-1 Loan, 1st Lien
6.522%, CME Term SOFR + 2.750%, 01/31/2029 (A)(B)	75	75
Tronox Finance LLC, 2024 B2 Term Loan (FIrst Lien), 1st Lien
6.252%, CME Term SOFR + 2.300%, 04/04/2029 (A)(B)	308	241
USALCO, LLC, 2025 Delayed Draw Term Loan
0.000%, 09/30/2031 (B)(D)	19	19
USALCO, LLC, 2025 Initial Term Loan
7.416%, 09/30/2031 (B)	497	498
W.R. Grace Holdings LLC, Term B-1 Loan
7.002%, 08/19/2032	177	176
Wilsonart LLC, Initial Term Loan, 1st Lien
8.252%, CME Term SOFR + 4.250%, 08/05/2031 (A)	364	350
		4,057

Conglomerates — 0.2%
Agiliti Health Inc., Term Loan, 1st Lien
6.861%, CME Term SOFR + 3.000%, 05/01/2030 (A)	648	624

Containers & Glass Products — 0.6%
Charter Next Generation, Inc. , 2024 Replacement Term Loan, 1st Lien
6.709%, CME Term SOFR + 3.000%, 11/29/2030 (A)	633	635

SEI Institutional Investments Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Pregis TopCo LLC, Tenth Amendment Term Loan, 1st Lien
7.916%, CME Term SOFR + 4.000%, 02/01/2029 (A)(B)	$849	$852
Pretium PKG Holdings, Inc., Initial Third Amendment Tranche A-1 Term Loan, 1st Lien
8.501%, CME Term SOFR + 3.899%, 10/02/2028 (A)	485	156
Ranpak Corp., Initial Dutch Borrower Term Loan, 1st Lien
8.416%, CME Term SOFR + 4.500%, 12/19/2031 (A)	121	120
Ranpak Corp., Initial U.S. Borrower Term Loan, 1st Lien
8.416%, CME Term SOFR + 4.500%, 12/19/2031 (A)	189	188
Trident TPI Holdings, Inc., Tranche B-7 Initial Term Loan, 1st Lien
7.752%, CME Term SOFR + 3.750%, 09/15/2028 (A)(B)	505	488
		2,439

Ecological Services & Equipment — 0.5%
Cast & Crew LLC, Incremental Facility No. 2 Incremental Term Loan, 1st Lien
7.666%, CME Term SOFR + 3.800%, 12/29/2028 (A)	614	412
Enstall Group B.V., Initial Term Loan, 1st Lien
9.263%, CME Term SOFR + 5.000%, 08/30/2028 (A)(C)	165	78
GFL Environmental Services Inc., Term Loan
6.671%, CME Term SOFR + 2.500%, 03/03/2032 (A)	534	535
Pasadena Performance Products, LLC, 2025-1 Repricing Term Loan, 1st Lien
7.252%, CME Term SOFR + 3.250%, 02/27/2032 (A)(C)	540	539
WIN Waste Innovations Holdings Inc., Initial Term Loan, 1st Lien
6.780%, CME Term SOFR + 2.750%, 03/24/2028 (A)	488	488
		2,052

Electronics/Electrical — 5.1%
Applied Systems, Inc., Tranche B-1 Term Loan, 1st Lien
6.252%, CME Term SOFR + 2.750%, 02/24/2031 (A)	858	861
athenahealth Group Inc., Initial Term Loan, 1st Lien
6.666%, CME Term SOFR + 2.750%, 02/15/2029 (A)	1,039	1,037

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Bending Spoons US Inc., Term Loan B
9.242%, CME Term SOFR + 5.250%, 03/07/2031 (A)	$755	$744
Calabrio, Inc., First Out Term Loan, 1st Lien
7.835%, CME Term SOFR + 4.000%, 11/26/2032 (A)(B)	170	160
Central Parent LLC, 2024 Refinancing Term Loan, 1st Lien
7.252%, CME Term SOFR + 3.250%, 07/06/2029 (A)	613	508
Cloud Software Group, Inc., Tenth Amendment Tranche B-1 Term Loan
7.252%, 08/13/2032 (A)	693	691
Cloud Software Group, Inc., Tenth Amendment Tranche B-2 Term Loan, 1st Lien
7.252%, CME Term SOFR + 3.250%, 03/21/2031 (A)	342	341
ConnectWise, LLC, Initial Term Loan, 1st Lien
7.763%, CME Term SOFR + 3.500%, 09/29/2028 (A)	677	677
Conservice Midco, LLC, Eleventh Amendment Refinancing Term Loan
6.666%, 05/13/2030	952	955
CoorsTek, Inc, Initial Term B Loan
6.859%, 10/28/2032	385	388
Databricks, Inc., Initial Closing Date Term Loan
8.472%, CME Term SOFR + 4.500%, 01/03/2031 (A)	332	333
Dawn Bidco, LLC, Term Loan
0.000%, 08/20/2032 (A)(B)(D)	715	713
Delta Topco, Inc., Fourth Amendment Refinancing Term Loan, 1st Lien
6.750%, CME Term SOFR + 2.800%, 11/30/2029 (A)	53	53
6.740%, CME Term SOFR + 2.750%, 11/30/2029 (A)	31	31
Delta Topco, Inc., Second Amendment Refinancing Term Loan, 2nd Lien
9.240%, CME Term SOFR + 5.250%, 11/29/2030 (A)	88	86
9.234%, CME Term SOFR + 5.250%, 11/29/2030 (A)	190	187
Ellucian Holdings Inc., Initial Term Loan, 1st Lien
6.666%, CME Term SOFR + 3.000%, 10/09/2029 (A)	966	968
Ellucian Holdings Inc., Initial Term Loan, 2nd Lien
8.666%, CME Term SOFR + 4.750%, 11/22/2032 (A)	301	302

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2025

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Epicor Software Corporation, Term F Loan, 1st Lien
6.416%, CME Term SOFR + 2.750%, 05/30/2031 (A)	$927	$929
Idemia Group S.A.S, Facility B5 (USD)
8.252%, 09/30/2028	491	491
Idemia Group S.A.S. Facility B5 (USD)
8.252%, 09/30/2028	76	76
Imprivata, Inc., 2025 Refinancing Term Loan, 1st Lien
7.002%, CME Term SOFR + 3.000%, 12/01/2027 (A)	603	605
Inmar, Inc., Amendment No. 4 Refinancing Term Loan, 1st Lien
8.502%, CME Term SOFR + 4.500%, 10/30/2031 (A)	152	151
8.465%, 10/30/2031 (A)	348	343
Ivanti Security Holdings LLC, Initial Term Loan, 1st Lien
9.639%, CME Term SOFR + 5.800%, 06/01/2029 (A)	449	464
Level 3 Financing, Inc., Term B-4 Refinancing Loans, 1st Lien
7.166%, CME Term SOFR + 3.250%, 03/29/2032 (A)	280	280
McAfee Corp., Second Amendment Tranche B-1 Term Loan, 1st Lien
6.916%, CME Term SOFR + 3.000%, 03/01/2029 (A)	278	256
Motus Group, LLC, Initial Term Loan, 1st Lien
7.752%, CME Term SOFR + 3.750%, 12/11/2028 (A)	876	866
OID-OL Intermediate I, LLC, Initial First Out Term Loan, 1st Lien
9.840%, CME Term SOFR + 6.000%, 02/01/2029 (A)	203	210
OID-OL Intermediate I, LLC, Initial Second Out Term Loan, 1st Lien
8.240%, CME Term SOFR + 4.250%, 02/01/2029 (A)	929	790
Planview Parent, Inc., 2024-B Incremental Term Loan, 1st Lien
7.502%, CME Term SOFR + 3.500%, 12/17/2027 (A)	89	86
PointClickCare Technologies Inc., 2025 Term Loan
6.752%, 11/03/2031	845	845
Polaris Newco LLC, Dollar Term Loan, 1st Lien
8.102%, CME Term SOFR + 4.000%, 06/02/2028 (A)(B)	968	911

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Project Boost Purchaser, LLC, Initial Term Loan, 1st Lien
6.668%, CME Term SOFR + 3.000%, 07/16/2031 (A)	$868	$868
Project Ruby Ultimate Parent Corp., Incremental B-1 Loan, 2nd Lien
%, 03/12/2029 (B)(D)	310	310
Project Ruby Ultimate Parent Corp., Incremental Term B-5 Loan, 1st Lien
6.780%, CME Term SOFR + 2.800%, 03/10/2028 (A)	907	909
Proofpoint, Inc., 2024 Refinancing Term Loan, 1st Lien
6.916%, CME Term SOFR + 3.000%, 08/31/2028 (A)	1,067	1,071
Proofpoint, Inc., Term Loan (Add-On)
0.000%, 08/31/2028 (B)(D)	83	83
Pushpay USA Inc., Repriced 2025 Term Loan
7.622%, 08/15/2031	290	289
Quartz Holding Company, Term Loan, 1st Lien
7.166%, CME Term SOFR + 3.500%, 10/02/2028 (A)	594	590
Rocket Software, Inc., Extended Dollar Term Loan, 1st Lien
7.666%, CME Term SOFR + 3.750%, 11/28/2028 (A)	147	146
SS&C Technologies Holdings, Inc., Term B-8 Loan, 1st Lien
5.916%, CME Term SOFR + 2.000%, 05/09/2031 (A)	221	222
5.916%, CME Term SOFR + 2.000%, 05/09/2031 (A)	631	633
VS Buyer, LLC, 2025-1 Initial Term Loan, 1st Lien
6.090%, CME Term SOFR + 2.250%, 04/12/2031 (A)(B)	375	374
Zodiac Purchaser, LLC, Term Loan
7.416%, CME Term SOFR + 3.500%, 02/14/2032 (A)	341	337
		22,170

Financial Intermediaries — 3.4%
ACP Tara Holdings, Inc., Term Loan
6.973%, CME Term SOFR + 3.250%, 12/15/2032 (A)(B)	466	468
Argent Midco SAS, Facility B
%, 11/12/2032 (A)(B)(D)	350	351
BCP Renaissance Parent L.L.C., Initial Term B-6 Loan, 1st Lien
6.502%, CME Term SOFR + 3.000%, 10/31/2028 (A)	485	487

SEI Institutional Investments Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Brown Group Holding LLC, Incremental Term B-2 Facility, 1st Lien
6.666%, CME Term SOFR + 3.750%, 07/01/2031 (A)	$9	$9
6.590%, CME Term SOFR + 3.750%, 07/01/2031 (A)	14	14
6.572%, CME Term SOFR + 3.750%, 07/01/2031 (A)	7	7
Brown Group Holding, LLC, Initial Term Loan, 1st Lien
6.416%, CME Term SOFR + 2.500%, 07/01/2031 (A)	126	127
Chicago US Midco III, LP, Closing Date Term Loan, 1st Lien
6.416%, CME Term SOFR + 2.500%, 10/30/2032 (A)	427	428
Chrysaor Bidco S.a r.l., Facility B1 (USD) Loan, 1st Lien
7.144%, CME Term SOFR + 3.250%, 10/30/2031 (A)	450	451
Cogentrix Finance Holdco I, LLC, Repricing Term Loan, 1st Lien
6.166%, CME Term SOFR + 2.250%, 02/26/2032 (A)	520	523
Cornerstone Generation, LLC, Term Loan B
7.094%, CME Term SOFR + 3.750%, 08/11/2032 (A)	416	420
CPI Holdco B, LLC, 2025 Fourth Amendment Incremental Term Loan
5.916%, CME Term SOFR + 2.000%, 05/17/2031 (A)(B)	215	215
CPI Holdco B, LLC, Initial Term Loan, 1st Lien
6.163%, CME Term SOFR + 2.000%, 05/17/2031 (A)	554	554
CPPIB OVM Member U.S. LLC, Initial Term Loan, 1st Lien
6.502%, CME Term SOFR + 2.750%, 08/20/2031 (A)	687	688
Disco Parent, Inc., Term Loan
7.072%, 08/06/2032	282	283
Edelman Financial Engines Center, LLC, The, 2024 Refinancing Term Loan, 2nd Lien
9.166%, CME Term SOFR + 5.250%, 10/06/2028 (A)	484	484
Edelman Financial Engines Center, LLC, The, 2024-2 Refinancing Term Loan, 1st Lien
6.916%, CME Term SOFR + 3.000%, 04/07/2028 (A)	259	260

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Focus Financial Partners, LLC, Tranche B Incremental Term Loan, 1st Lien
6.416%, CME Term SOFR + 2.750%, 09/15/2031 (A)(B)	$581	$581
Hightower Holding, LLC, Amendment No. 10 Replacement Term Loan
6.651%, 02/03/2032	906	905
Icon Parent I Inc., Initial Term Loan, 2nd Lien
8.841%, CME Term SOFR + 5.000%, 11/12/2032 (A)	150	150
LSF12 Crown US Commercial Bidco, LLC, 2025 Refinancing Term Loan
7.484%, 12/02/2031 (A)	356	356
Madison IAQ LLC, Initial Term Loan, 1st Lien
6.702%, CME Term SOFR + 2.500%, 06/21/2028 (A)	696	698
Modena Buyer LLC, Initial Term Loan, 1st Lien
8.090%, CME Term SOFR + 4.500%, 07/01/2031 (A)	523	512
Opal Bidco SAS, Facility B4, 1st Lien
6.902%, CME Term SOFR + 3.000%, 04/28/2032 (A)	796	801
OVG Business Services, LLC, Initial Term Loan, 1st Lien
6.916%, CME Term SOFR + 3.000%, 06/25/2031 (A)	635	634
PEX Holdings LLC, Term Loan, 1st Lien
6.752%, CME Term SOFR + 2.750%, 11/26/2031 (A)	249	249
Pinnacle Buyer, LLC, Initial Term B Loan, 1st Lien
6.485%, CME Term SOFR + 2.500%, 10/01/2032 (A)	382	383
Raven Acquisition Holdings, LLC, Initial Term Loan, 1st Lien
6.916%, CME Term SOFR + 3.000%, 11/19/2031 (A)	273	274
Rohm Holding GmbH, Facility B (USD), 1st Lien
9.625%, CME Term SOFR + 5.000%, 07/31/2026 (A)	411	393
Speed Midco 3 S.a r.l., Facility B (USD), 1st Lien
6.288%, CME Term SOFR + 2.500%, 10/07/2032 (A)	385	384
Spring Education Group, Inc., Initial Term Loan
7.252%, CME Term SOFR + 4.500%, 10/04/2030 (A)	668	670
Turquoise Topco Limited 8/25 Cov-Lite TLB, 1st Lien
0.000%, 08/20/2032 (B)(D)	666	657

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2025

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Victory Buyer LLC, Initial Term Loan, 1st Lien
7.780%, CME Term SOFR + 3.750%, 11/19/2028 (A)	$775	$775
Wash Bidco Inc., Initial Term Loan
7.166%, 09/10/2032 (A)	518	520
		14,711

Food Service — 1.2%
Aramark Intermediate HoldCo Corporation, U.S. Term B-8 Loan Retired 12/11/2025, 1st Lien
5.916%, CME Term SOFR + 2.000%, 06/22/2030 (A)	245	245
Aramark Intermediate HoldCo Corporation, U.S. Term B-8 Loan, 1st Lien
5.916%, CME Term SOFR + 2.000%, 06/22/2030 (A)	635	636
Chobani, LLC, 2025-2 New Term Loan, 1st Lien
6.166%, CME Term SOFR + 2.250%, 10/28/2032 (A)	905	910
Froneri International Limited, Facility B4, 1st Lien
6.197%, CME Term SOFR + 2.000%, 09/30/2031 (A)	725	722
Froneri International Limited, Facility B6, 1st Lien
6.372%, CME Term SOFR + 2.500%, 08/02/2032 (A)	491	491
Froneri Internationl Limited, Term Loan
6.372%, 08/02/2032	484	484
Golden State Foods LLC, Initial Term Loan, 1st Lien
8.002%, CME Term SOFR + 4.000%, 12/04/2031 (A)	382	383
IRB Holding Corp., 2024 Second Replacement Term B Loan, 1st Lien
6.465%, CME Term SOFR + 2.500%, 12/15/2027 (A)	942	942
Red SPV, LLC, Initial Term Loan, 1st Lien
6.210%, CME Term SOFR + 2.250%, 03/15/2032 (A)	334	334
		5,147

Food/Drug Retailers — 0.1%
Eagle Parent Corp., Initial Term Loan, 1st Lien
8.252%, CME Term SOFR + 4.250%, 04/02/2029 (A)(B)	592	591
		591

Forests Products — 0.2%
Enviva, LLC, Initial Term Loan
12.631%, 12/06/2029 (B)	936	949

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Health Care — 3.3%
Aveanna Healthcare LLC, 2025 Incremental Term Loan, 1st Lien
7.666%, CME Term SOFR + 3.750%, 09/17/2032 (A)	$668	$671
Barentz Midco B.V., Term Loan B
7.352%, CME Term SOFR + 3.250%, 03/03/2031 (A)	602	596
Bausch + Lomb Corp., First Incremental Term Loan
7.916%, CME Term SOFR + 4.000%, 09/29/2028 (A)	309	309
Bausch + Lomb Corporation, Third Amendment Term Loan, 1st Lien
8.166%, CME Term SOFR + 4.300%, 01/15/2031 (A)	580	583
Charlotte Buyer, Inc., Second Refinancing Term Loan, 1st Lien
8.207%, CME Term SOFR + 4.250%, 02/11/2028 (A)	417	415
CNT Holdings I Corp, 2025 Replacement Term Loan, 1st Lien
6.090%, CME Term SOFR + 2.500%, 11/08/2032 (A)	841	842
Concentra Health Services, Inc., Tranche B-1 Term Loan, 1st Lien
5.916%, CME Term SOFR + 2.000%, 07/26/2031 (A)	65	65
Confluent Medical Technologies, Inc., 2025 Refinancing Term B loan, 1st Lien
7.002%, 02/16/2029	916	919
Fortrea Holdings Inc., Initial Term B Loan, 1st Lien
7.666%, CME Term SOFR + 3.750%, 07/01/2030 (A)	81	77
Gainwell Acquisition Corp., Term B Loan, 1st Lien
8.102%, CME Term SOFR + 4.000%, 10/01/2027 (A)(B)	612	605
Gainwell Acquisition Corp., Term B Loan, 2nd Lien
12.036%, CME Term SOFR + 8.000%, 10/02/2028 (A)(C)	265	260
Genmab A/S, Initial Term B Loan
6.733%, CME Term SOFR + 3.000%, 12/12/2032 (A)(B)	770	773
Global Medical Response, Inc., Initial Term Loan, 1st Lien
7.384%, CME Term SOFR + 3.500%, 10/01/2032 (A)	756	760
Grifols Worldwide Operations Limited, Dollar Tranche B Term Loan, 1st Lien
5.922%, CME Term SOFR + 2.000%, 11/15/2027 (A)	204	203

SEI Institutional Investments Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
ICU Medical, Inc., Tranche B Term Loan, 1st Lien
6.402%, CME Term SOFR + 2.500%, 01/08/2029 (A)	$388	$389
Mamba Purchaser, Inc., Fifth Amendment Term Loan, 1st Lien
6.701%, 10/14/2031	971	974
Maravai Intermediate Holdings, LLC, Tranche B Term Loan, 1st Lien
6.870%, CME Term SOFR + 3.000%, 10/19/2027 (A)(B)(C)	722	703
Option Care Health, Inc., 2025 Amendment Term Loan, 1st Lien
5.666%, CME Term SOFR + 1.750%, 09/16/2032 (A)	925	928
Parexel International, Inc., Sixth Amendment Term Loan, 1st Lien
6.166%, CME Term SOFR + 2.250%, 11/15/2028 (A)	542	544
Precision Medicine Group, LLC, Amendment No. 4 Refinancing Term Loan
7.416%, 08/20/2032	455	456
QuidelOrtho Corporation, Term B Loan
8.002%, 08/20/2032	460	458
Radiology Partners, Inc., Term B Loan
8.502%, 06/30/2032	245	244
Radnet Management, Inc., 2024 Refinancing Term Loan, 1st Lien
6.072%, CME Term SOFR + 2.250%, 04/18/2031 (A)	677	678
Select Medical Corporation, Tranche B-2 Loan, 1st Lien
5.916%, CME Term SOFR + 2.000%, 12/03/2031 (A)	46	46
Surgery Center Holdings, Inc., 2025 Refinancing Term Loan
6.416%, 12/19/2030	651	652
Team Health Holdings, Inc., 2028 Refinancing Term Loan
8.340%, 06/30/2028 (A)(B)	738	739
TEAM Services Group, LLC, Incremental Term Loan, 1st Lien
9.090%, 12/20/2027 (A)	213	213
WCG Intermediate Corp., 2025 Refinancing Term Loan, 1st Lien
6.916%, CME Term SOFR + 3.000%, 02/25/2032 (A)	320	320
		14,422

Industrial Equipment — 1.0%
Alliance Laundry Systems LLC, Initial Term B Loan, 1st Lien
6.107%, CME Term SOFR + 2.250%, 08/19/2031 (A)	181	182

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
6.107%, CME Term SOFR + 2.750%, 08/19/2031 (A)	$332	$332
INNIO Group Holding GmbH, Facility B2 (USD), 1st Lien
6.134%, CME Term SOFR + 2.250%, 11/02/2028 (A)	760	761
JBT Marel Corporation, First Amendment Term Loan
5.666%, 01/02/2032	308	308
Madison IAQ LLC, 2025 Repriced Incremental Term Loan, 1st Lien
6.637%, CME Term SOFR + 2.750%, 11/08/2032 (A)	108	109
Merlin Buyer Inc., Initial Term Loan, 1st Lien
8.002%, CME Term SOFR + 4.000%, 12/14/2028 (A)(B)	636	641
Resonetics, LLC, 2025 Specified Refinancing Term Loan, 1st Lien
6.593%, CME Term SOFR + 2.750%, 06/18/2031 (A)	300	300
TerraForm Power Operating LLC, Term Loan, 1st Lien
6.002%, CME Term SOFR + 2.000%, 05/21/2029 (A)	388	387
TMK Hawk Parent, Corp., Initial Tranche B Loan
5.916%, 06/30/2029 (C)	564	210
TMK Hawk Parent, Corp., Term Loan (PIK), 1st Lien
11.000%, FIXED + 0.110%, 12/15/2031 (A)(C)	19	19
WEC US Holdings Ltd., Initial Term Loan, 1st Lien
6.234%, CME Term SOFR + 2.250%, 01/27/2031 (A)	1,007	1,008
		4,257

Insurance — 1.0%
Acrisure, LLC, 2025 Term B Loan, 1st Lien
7.166%, CME Term SOFR + 3.300%, 06/20/2032 (A)	723	722
Alera Group, Inc., Term Loan
7.166%, CME Term SOFR + 3.250%, 05/30/2032 (A)	415	417
Alliant Holdings Intermediate, LLC, 2025 Replacement Term Loan
6.416%, 09/19/2031	954	954
AmWINS Group, Inc., Initial Term Loan, 1st Lien
6.252%, CME Term SOFR + 2.250%, 01/30/2032 (A)	409	410

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2025

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Asurion, LLC, New Term B-13 Term Loan, 1st Lien
8.166%, CME Term SOFR + 4.250%, 09/19/2030 (A)	$464	$455
Broadstreet Partners, Inc., 2024 Term B Loan, 1st Lien
6.666%, CME Term SOFR + 3.000%, 06/13/2031 (A)	274	275
Broadstreet Partners, Inc., 2025 Tranche B Term Loan, 1st Lien
6.666%, CME Term SOFR + 2.800%, 06/13/2031 (A)	25	25
CFC Bidco 2022 Limited, Term Loan B
7.735%, 07/01/2032	355	345
HIG Finance 2 Limited, 2024-2 Refinancing Term Loan
7.416%, CME Term SOFR + 3.500%, 04/18/2030 (A)	532	533
HIG Finance 2 Limited, 2025-2 Dollar Refinancing Term Loan, 1st Lien
6.666%, CME Term SOFR + 2.750%, 02/15/2031 (A)	40	40
Ryan Specialty, LLC, 2024 Term Loan, 1st Lien
5.916%, CME Term SOFR + 2.250%, 09/15/2031 (A)	288	288
USI, Inc., 2024-D Term Loan, 1st Lien
6.252%, CME Term SOFR + 2.250%, 11/21/2029 (A)	64	64
		4,528

Leisure Goods/Activities/Movies — 0.8%
Alterra Mountain Company, Series B-8 Term Loan, 1st Lien
6.416%, CME Term SOFR + 2.500%, 05/31/2030 (A)	194	194
Formula One Management Limited, Facility B, 1st Lien
6.002%, CME Term SOFR + 2.000%, 09/30/2031 (A)	1,106	1,106
Hard Rock Northern Indiana, Term Loan B, 1st Lien
8.402%, 12/11/2028	207	200
Herschend Entertainment Company, LLC, Initial Term Loan, 1st Lien
7.166%, CME Term SOFR + 3.250%, 05/27/2032 (A)	314	315
Life Time, Inc., 2025 Refinancing Term Loan
6.006%, 11/05/2031	399	400
Live Nation Entertainment, Inc., Initial Term B Loan, 1st Lien
5.950%, CME Term SOFR + 2.000%, 10/21/2032 (A)	364	364

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Recess Holdings, Inc., Initial Term Loan, 1st Lien
7.615%, CME Term SOFR + 3.750%, 02/20/2030 (A)	$287	$288
TKO Worldwide Holdings, LLC, Additional Term B-5 Loan, 1st Lien
5.868%, CME Term SOFR + 2.000%, 11/21/2031 (A)	527	528
		3,395

Lodging & Casinos — 0.6%
Caesars Entertainment, Inc., 2023 Incremental Term B Loan, 1st Lien
6.166%, CME Term SOFR + 2.250%, 02/06/2030 (A)	688	680
Four Seasons Holdings Inc., 2025 Refinancing Term Loan, 1st Lien
5.666%, CME Term SOFR + 1.750%, 09/22/2032 (A)	583	585
Ontario Gaming GTA Limited Partnership, Term B Loan, 1st Lien
8.240%, CME Term SOFR + 4.250%, 08/01/2030 (A)	816	760
Station Casinos LLC, Term B Facility, 1st Lien
5.916%, CME Term SOFR + 2.000%, 03/14/2031 (A)	675	676
		2,701

Oil & Gas — 1.2%
Blackfin Pipeline LLC, Initial Term Loan, 1st Lien
6.938%, CME Term SOFR + 3.000%, 09/29/2032 (A)	660	660
CQP Holdco LP, Amendment No. 6 Refinancing Term Loan, 1st Lien
6.002%, CME Term SOFR + 2.000%, 12/31/2030 (A)	201	202
Freeport LNG investments, LLLP, 2025 Term Loan B
7.120%, CME Term SOFR + 3.300%, 12/21/2028 (A)	89	89
Freeport LNG investments, LLLP, Term Loan A, 1st Lien
7.146%, CME Term SOFR + 3.000%, 11/16/2026 (A)	590	592
GIP Pilot Acquisition Partners, L.P., Amendment No. 2 Refinancing Term Loan
5.936%, CME Term SOFR + 2.000%, 10/04/2030 (A)	80	80
M6 ETX Holdings II Midco LLC, New Term Loan, 1st Lien
6.416%, CME Term SOFR + 2.500%, 04/01/2032 (A)	41	41

SEI Institutional Investments Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Oryx Midstream Services Permian Basin LLC
6.166%, CME Term SOFR + 2.250%, 10/05/2028 (A)	$633	$635
Oryx Midstream Services Permian Basin LLC, 2025 Refinancing Term Loan, 1st Lien
6.166%, CME Term SOFR + 2.300%, 10/05/2028 (A)	52	53
Par Petroleum, LLC, Initial Loan, 1st Lien
7.687%, 02/28/2030 (A)	396	396
Prairie Acquiror LP, Initial Term B-4 Loan
7.666%, 08/01/2029	810	814
Rosen International S.a.r.l., Second Amendment Refinancing Term Loan
%, 03/26/2031 (D)	569	570
Venture Global Plaquemines LNG, LLC, Base Term Loan
6.141%, 05/25/2029 (B)	460	458
Venture Global Plaquemines LNG, LLC, Contingency Reserve Term Loan
6.141%, 05/25/2029 (B)	44	44
Venture Global Plaquemines LNG, LLC, Contingency Reserve Term Loan, 1st Lien
6.141%, CME Term SOFR + 2.225%, 05/25/2029 (A)	13	13
WhiteWater Matterhorn Holdings, LLC, Term Loan B
6.252%, CME Term SOFR + 2.250%, 06/16/2032 (A)	435	436
		5,083

Publishing — 0.5%
Century De Buyer LLC, 2025 Term Loan
6.840%, 10/30/2030	790	791
LABL, Inc., Initial Dollar Term Loan, 1st Lien
8.940%, CME Term SOFR + 5.000%, 10/30/2028 (A)(B)	714	489
Shift4 Payments, LLC, Term Loan
6.502%, CME Term SOFR + 2.750%, 06/30/2032 (A)	290	292
Summer (BC) Bidco B LLC, Extended Facility B (USD), 1st Lien
9.262%, CME Term SOFR + 5.000%, 02/15/2029 (A)(B)	397	371
		1,943

Retailers (Except Food & Drug) — 0.4%
Belfor Holdings Inc., Tranche B-5 Term Loan
6.715%, 11/01/2030 (A)	707	708
LBM Acquisition, LLC, Amendment No. 3 Term Loan, 1st Lien
7.810%, CME Term SOFR + 3.750%, 06/06/2031 (A)(C)	656	618

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Resideo Funding Inc., Sixth Amendment Term Loan
6.038%, 08/13/2032	$455	$455
		1,781

Software & Service — 0.2%
CCC Information Services Inc., Initial Term Loan, 1st Lien
5.916%, 01/23/2032	867	869

Surface Transport — 0.6%
FCG Acquisitions, Inc., Amendment No. 11 Term Loan, 1st Lien
7.166%, CME Term SOFR + 3.250%, 03/31/2028 (A)	782	784
First Student Bidco Inc., Initial Term B Loan, 1st Lien
6.416%, CME Term SOFR + 2.500%, 08/15/2030 (A)	694	695
First Student Bidco Inc., Initial Term C Loan, 1st Lien
6.416%, CME Term SOFR + 2.500%, 08/15/2030 (A)	131	131
Johnstone Supply, LLC, 2024-1 Incremental Term Loan
6.451%, 06/09/2031	593	595
White Cap Supply Holdings, LLC, Tranche C Term Loan, 1st Lien
7.215%, CME Term SOFR + 3.250%, 10/19/2029 (A)	448	449
		2,654

Telecommunications — 0.5%
Avaya Inc., Initial Term Loan, 1st Lien
11.416%, CME Term SOFR + 7.500%, 08/01/2028 (A)	1,157	1,038
Lumen Technologies Inc., Term A Loan
9.916%, 06/01/2028 (A)	99	100
Lumen Technologies Inc., Term B-1 Loan, 1st Lien
6.380%, CME Term SOFR + 2.350%, 04/16/2029 (A)	175	174
Lumen Technologies Inc., Term B-2 Loan
6.380%, 04/15/2030	175	173
Zayo Group Holdings, Inc., Initial Dollar Term Loan, 1st Lien
0.500%, 03/11/2030 (A)(B)	826	782
		2,267

Utilities — 0.9%
Alpha Generation, LLC, Initial Term B Loan, 1st Lien
5.916%, CME Term SOFR + 2.750%, 09/30/2031 (A)	531	532

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2025

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Calpine Corporation, 2024-2 Term Loan, 1st Lien
5.666%, CME Term SOFR + 1.750%, 02/15/2032 (A)	$750	$749
Hamilton Projects Acquiror, LLC, 2025-2 Repricing Term Loan, 1st Lien
6.416%, CME Term SOFR + 2.500%, 05/30/2031 (A)	337	340
Lackawanna Energy Center LLC, Replacement Term B Advance
7.006%, 08/05/2032	97	98
Potomac Energy Center, LLC, Term Loan
6.840%, CME Term SOFR + 3.250%, 08/05/2032 (A)	549	551
South Field Energy LLC, Term Loan B, 1st Lien
7.002%, CME Term SOFR + 3.000%, 08/29/2031 (A)	335	337
South Field Energy LLC, Term Loan C, 1st Lien
7.002%, CME Term SOFR + 3.000%, 08/29/2031 (A)	20	20
Talen Energy Supply, LLC, 2024-1 Incremental Term B Loan, 1st Lien
6.353%, CME Term SOFR + 2.500%, 12/13/2031 (A)	387	388
Talen Energy Supply, LLC, 2025-1 Incremental Term B Loan, 1st Lien
5.879%, CME Term SOFR + 2.000%, 11/25/2032 (A)(B)	565	565
Traverse Midstream Partners LLC, Advance Term Loan, 1st Lien
6.340%, CME Term SOFR + 3.000%, 02/16/2028 (A)	514	515
		4,095

Total Loan Participations
(Cost $138,733) ($ Thousands)		136,510

MORTGAGE-BACKED SECURITIES — 28.7%
Agency Mortgage-Backed Obligations — 1.2%
FHLMC ARM
7.345%, RFUCCT1Y + 2.470%, 03/01/2036(A)	277	288
6.273%, H15T1Y + 2.250%, 06/01/2035(A)	202	208
FHLMC REMIC CMO, Ser 2011-3786, Cl ED
4.000%, 09/15/2039	8	8
FHLMC REMIC CMO, Ser 2013-4166, Cl PV
3.250%, 07/15/2037	344	342
FHLMC REMIC CMO, Ser 2015-4479, Cl TA
3.000%, 07/15/2034	197	194

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FHLMC REMIC CMO, Ser 2018-4753, Cl QV
3.500%, 12/15/2040	$123	$123
FNMA
6.000%, 09/01/2039 to 04/01/2040	154	163
3.000%, 12/01/2030	137	134
2.500%, 06/01/2029	575	566
FNMA ARM
6.586%, RFUCCT1Y + 1.872%, 10/01/2033(A)	50	51
6.550%, RFUCCT1Y + 1.800%, 05/01/2034(A)	30	30
6.536%, RFUCCT1Y + 1.661%, 04/01/2033(A)	68	69
6.527%, RFUCCT1Y + 1.777%, 09/01/2034(A)	107	109
6.520%, RFUCCT1Y + 1.770%, 10/01/2033(A)	20	20
6.482%, H15T1Y + 2.332%, 04/01/2034(A)	152	157
6.366%, RFUCCT1Y + 1.565%, 05/01/2037(A)	130	134
6.290%, H15T1Y + 2.205%, 05/01/2035(A)	50	51
6.284%, H15T1Y + 2.184%, 07/01/2036(A)	171	176
6.258%, RFUCCT1Y + 1.490%, 10/01/2035(A)	219	225
6.234%, H15T1Y + 2.220%, 08/01/2034(A)	248	255
6.222%, RFUCCT6M + 1.580%, 07/01/2034(A)	30	31
6.147%, H15T1Y + 2.141%, 10/01/2033(A)	137	140
6.079%, RFUCCT6M + 1.433%, 03/01/2035(A)	89	90
FNMA REMIC CMO, Ser 2010-83, Cl BA
5.000%, 08/25/2040	67	69
FNMA REMIC CMO, Ser 2012-137, Cl UE
1.750%, 09/25/2041	47	46
FNMA REMIC CMO, Ser 2015-57, Cl CA
3.000%, 08/25/2034	61	60
FNMA REMIC CMO, Ser 2016-81, Cl PA
3.000%, 02/25/2044	280	277
FNMA REMIC CMO, Ser 2023-32, Cl BD
5.500%, 07/25/2042	342	349
GNMA CMO, Ser 2013-88, Cl WC
2.000%, 11/20/2041	263	257
GNMA CMO, Ser 2025-47, Cl HA
5.000%, 11/20/2052	479	481

		5,103
Non-Agency Mortgage-Backed Obligations — 27.5%
A&D Mortgage Trust, Ser 2025-NQM2, Cl A1
5.790%, 06/25/2070(A)(E)	1,427	1,438

SEI Institutional Investments Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
A&D Mortgage Trust, Ser 2025-NQM4, Cl A1
5.225%, 10/25/2070(E)(F)	$1,092	$1,092
Angel Oak Mortgage Trust, Ser 2020-1, Cl A1
2.466%, 12/25/2059(A)(E)	5	5
Angel Oak Mortgage Trust, Ser 2020-5, Cl A1
1.373%, 05/25/2065(A)(E)	136	131
Angel Oak Mortgage Trust, Ser 2025-10, Cl A1
4.960%, 09/25/2070(A)(E)	488	487
Angel Oak Mortgage Trust, Ser 2025-11, Cl A2
5.127%, 10/25/2070(E)(F)	988	988
Angel Oak Mortgage Trust, Ser 2025-6, Cl A2
5.768%, 04/25/2070(E)(F)	464	467
Angel Oak Mortgage Trust, Ser 2025-7, Cl A2
5.763%, 06/25/2070(E)(F)	1,050	1,057
Arroyo Mortgage Trust, Ser 2021-1R, Cl A1
1.175%, 10/25/2048(A)(E)	572	518
Ashford Hospitality Trust, Ser 2018-ASHF, Cl B
5.381%, TSFR1M + 1.422%, 04/15/2035(A)(E)	1,000	995
Banc of America Funding, Ser 2006-I, Cl 1A1
5.980%, 12/20/2036(A)	615	607
Banc of America Mortgage Trust, Ser 2003-K, Cl 2A1
6.087%, 12/25/2033(A)	381	373
Banc of America Mortgage Trust, Ser 2004-A, Cl 2A2
5.738%, 02/25/2034(A)	344	339
Banc of America Mortgage Trust, Ser 2004-D, Cl 2A1
6.453%, 05/25/2034(A)	113	110
BANK, Ser 2018-BN12, Cl A2
4.074%, 05/15/2061	443	440
Bear Stearns Alt-A Trust, Ser 2003-5, Cl 2A1
6.000%, 12/25/2033(A)	342	333
Bear Stearns Alt-A Trust, Ser 2004-7, Cl 2A1
5.825%, 08/25/2034(A)	544	532
Bear Stearns ARM Trust, Ser 2003-8, Cl 4A1
6.236%, 01/25/2034(A)	890	884
Bear Stearns ARM Trust, Ser 2004-1, Cl 21A1
0.000%, 04/25/2034(A)(D)	119	118
Bear Stearns ARM Trust, Ser 2004-2, Cl 12A2
0.000%, 05/25/2034(A)(D)	587	545
Bear Stearns ARM Trust, Ser 2004-3, Cl 2A
4.549%, 07/25/2034(A)	403	379
Bear Stearns ARM Trust, Ser 2004-5, Cl 2A
4.045%, 07/25/2034(A)	389	367

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
BFLD Trust, Ser 2025-EWEST, Cl A
5.509%, TSFR1M + 1.550%, 06/15/2042(A)(E)	$500	$501
BLP Commercial Mortgage Trust, Ser 2023-IND, Cl A
5.651%, TSFR1M + 1.692%, 03/15/2040(A)(E)	979	979
BLP Commercial Mortgage Trust, Ser 2024-IND2, Cl B
5.651%, TSFR1M + 1.692%, 03/15/2041(A)(E)	1,518	1,518
BLP Commercial Mortgage Trust, Ser 2025-IND, Cl B
5.509%, TSFR1M + 1.550%, 03/15/2042(A)(E)	953	949
BOCA Commercial Mortgage Trust, Ser 2024-BOCA, Cl A
5.880%, TSFR1M + 1.921%, 08/15/2041(A)(E)	1,390	1,392
BRAVO Residential Funding Trust, Ser 2020-NQM1, Cl A1
1.449%, 05/25/2060(A)(E)	15	15
BRAVO Residential Funding Trust, Ser 2021-NQM1, Cl A1
0.941%, 02/25/2049(A)(E)	39	37
BRAVO Residential Funding Trust, Ser 2021-NQM2, Cl A1
0.970%, 03/25/2060(A)(E)	19	19
BRAVO Residential Funding Trust, Ser 2021-NQM3, Cl A1
1.699%, 04/25/2060(A)(E)	74	70
BSPRT Issuer, Ser 2022-FL8, Cl A
5.642%, SOFR30A + 1.500%, 02/15/2037(A)(E)	49	49
Bunker Hill Loan Depositary Trust, Ser 2020-1, Cl A1
1.724%, 02/25/2055(A)(E)	2	2
BX Commercial Mortgage Trust, Ser 2021-VOLT, Cl A
4.774%, TSFR1M + 0.814%, 09/15/2036(A)(E)	189	189
BX Commercial Mortgage Trust, Ser 2021-VOLT, Cl C
5.174%, TSFR1M + 1.214%, 09/15/2036(A)(E)	969	968
BX Commercial Mortgage Trust, Ser 2022-CSMO, Cl A
6.074%, TSFR1M + 2.115%, 06/15/2027(A)(E)	500	501
BX Commercial Mortgage Trust, Ser 2024-MDHS, Cl A
5.600%, TSFR1M + 1.641%, 05/15/2041(A)(E)	916	916

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2025

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
BX Commercial Mortgage Trust, Ser 2025-BCAT, Cl A
5.339%, TSFR1M + 1.380%, 08/15/2042(A)(E)	$719	$719
BX Commercial Mortgage Trust, Ser 2025-JDI, Cl A
5.400%, TSFR1M + 1.400%, 11/15/2042(A)(E)	1,000	1,001
BX Trust, Ser 2021-SDMF, Cl B
4.812%, TSFR1M + 0.852%, 09/15/2034(A)(E)	928	923
BX Trust, Ser 2022-LBA6, Cl A
4.959%, TSFR1M + 1.000%, 01/15/2039(A)(E)	210	210
BX Trust, Ser 2023-DELC, Cl A
6.649%, TSFR1M + 2.690%, 05/15/2038(A)(E)	1,500	1,500
BX Trust, Ser 2024-BIO, Cl A
5.601%, TSFR1M + 1.642%, 02/15/2041(A)(E)	1,396	1,393
BX Trust, Ser 2024-FNX, Cl A
5.401%, TSFR1M + 1.442%, 11/15/2041(A)(E)	690	690
BX Trust, Ser 2024-VLT4, Cl B
5.973%, TSFR1M + 1.941%, 06/15/2041(A)(E)	1,670	1,662
BX Trust, Ser 2025-DELC, Cl A
5.507%, TSFR1M + 1.550%, 12/15/2030(A)(E)	1,500	1,500
BX Trust, Ser 2025-LUNR, Cl A
5.459%, TSFR1M + 1.500%, 06/15/2040(A)(E)	444	444
BX Trust, Ser 2025-TAIL, Cl A
5.359%, TSFR1M + 1.400%, 06/15/2035(A)(E)	530	530
BX Trust, Ser 2025-VOLT, Cl C
6.350%, TSFR1M + 2.350%, 12/15/2044(A)(E)	1,000	1,001
BX, Ser 2021-MFM1, Cl C
5.274%, TSFR1M + 1.314%, 01/15/2034(A)(E)	700	700
CD Mortgage Trust, Ser 2016-CD1, Cl A3
2.459%, 08/10/2049	823	817
Chase Mortgage Finance Trust, Ser 2007-A1, Cl 7A1
6.868%, 02/25/2037(A)	14	14
Chase Mortgage Finance Trust, Ser 2007-A2, Cl 2A3
5.995%, 06/25/2035(A)	157	158
COLT Funding LLC, Ser 2021-3R, Cl A1
1.051%, 12/25/2064(A)(E)	52	48
COLT Mortgage Loan Trust, Ser 2020-2R, Cl A1
1.325%, 10/26/2065(A)(E)	18	17

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
COLT Mortgage Loan Trust, Ser 2021-1, Cl A1
0.910%, 06/25/2066(A)(E)	$84	$73
COLT Mortgage Loan Trust, Ser 2021-2, Cl A1
0.924%, 08/25/2066(A)(E)	167	142
COLT Mortgage Loan Trust, Ser 2021-2R, Cl A1
0.798%, 07/27/2054(E)	37	33
COLT Mortgage Loan Trust, Ser 2021-4, Cl A1
1.397%, 10/25/2066(A)(E)	249	214
COLT Mortgage Loan Trust, Ser 2021-HX1, Cl A1
1.110%, 10/25/2066(A)(E)	256	223
COLT Mortgage Loan Trust, Ser 2023-2, Cl A1
6.596%, 07/25/2068(E)(F)	149	149
COLT Mortgage Loan Trust, Ser 2024-6, Cl A3
5.847%, 11/25/2069(E)(F)	820	823
COLT Mortgage Pass-Through Certificates, Ser 2021-1R, Cl A1
0.857%, 05/25/2065(A)(E)	68	62
Connecticut Avenue Securities Trust, Ser 2022-R03, Cl 1M1
6.172%, SOFR30A + 2.100%, 03/25/2042(A)(E)	355	359
Connecticut Avenue Securities Trust, Ser 2022-R04, Cl 1M1
6.072%, SOFR30A + 2.000%, 03/25/2042(A)(E)	480	484
Connecticut Avenue Securities Trust, Ser 2022-R05, Cl 2M1
5.972%, SOFR30A + 1.900%, 04/25/2042(A)(E)	62	62
Connecticut Avenue Securities Trust, Ser 2022-R05, Cl 2M2
7.072%, SOFR30A + 3.000%, 04/25/2042(A)(E)	1,000	1,019
Connecticut Avenue Securities Trust, Ser 2023-R01, Cl 1M1
6.472%, SOFR30A + 2.400%, 12/25/2042(A)(E)	725	740
Connecticut Avenue Securities Trust, Ser 2023-R04, Cl 1M1
6.372%, SOFR30A + 2.300%, 05/25/2043(A)(E)	1,728	1,761
Connecticut Avenue Securities Trust, Ser 2023-R05, Cl 1M1
5.972%, SOFR30A + 1.900%, 06/25/2043(A)(E)	1,113	1,122

SEI Institutional Investments Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Connecticut Avenue Securities Trust, Ser 2023-R06, Cl 1M1
5.772%, SOFR30A + 1.700%, 07/25/2043(A)(E)	$337	$339
Connecticut Avenue Securities Trust, Ser 2023-R07, Cl 2M1
6.022%, SOFR30A + 1.950%, 09/25/2043(A)(E)	389	391
Connecticut Avenue Securities Trust, Ser 2024-R04, Cl 1M2
5.722%, SOFR30A + 1.650%, 05/25/2044(A)(E)	1,100	1,104
Connecticut Avenue Securities Trust, Ser 2025-R02, Cl 1A1
5.072%, SOFR30A + 1.000%, 02/25/2045(A)(E)	482	483
Connecticut Avenue Securities Trust, Ser 2025-R04, Cl 1M1
5.272%, SOFR30A + 1.200%, 05/25/2045(A)(E)	212	214
Connecticut Avenue Securities Trust, Ser 2025-R06, Cl 1A1
4.972%, SOFR30A + 0.900%, 09/25/2045(A)(E)	807	807
Cross Mortgage Trust, Ser 2023-H1, Cl A1
6.615%, 03/25/2068(E)(F)	1,028	1,033
Cross Mortgage Trust, Ser 2024-H2, Cl A3
6.518%, 04/25/2069(E)(F)	512	517
CSFB Mortgage-Backed Pass-Through Certificates, Ser 2004-AR5, Cl 6A1
5.966%, 06/25/2034(A)	534	526
CSMC Trust, Ser 2021-AFC1, Cl A1
0.830%, 03/25/2056(A)(E)	96	82
CSMC Trust, Ser 2021-NQM1, Cl A1
0.809%, 05/25/2065(A)(E)	78	72
Deephaven Residential Mortgage Trust, Ser 2021-1, Cl A1
0.715%, 05/25/2065(A)(E)	17	16
Deephaven Residential Mortgage Trust, Ser 2021-2, Cl A1
0.899%, 04/25/2066(A)(E)	36	32
Deephaven Residential Mortgage Trust, Ser 2021-2, Cl A3
1.260%, 04/25/2066(A)(E)	364	326
Ellington Financial Mortgage Trust, Ser 2019-2, Cl A2
2.892%, 11/25/2059(A)(E)	177	172
Ellington Financial Mortgage Trust, Ser 2020-2, Cl A1
1.178%, 10/25/2065(A)(E)	239	226
FHLMC Mscr Trust, Ser 2025-MN12, Cl M1
5.833%, SOFR30A + 1.750%, 11/25/2045(A)(E)	1,000	1,000

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FHLMC STACR REMIC Trust, Ser 2021-DNA5, Cl M2
5.722%, SOFR30A + 1.650%, 01/25/2034(A)(E)	$62	$62
FHLMC STACR REMIC Trust, Ser 2021-HQA1, Cl M2
6.322%, SOFR30A + 2.250%, 08/25/2033(A)(E)	127	130
FHLMC STACR REMIC Trust, Ser 2022-DNA1, Cl M2
6.572%, SOFR30A + 2.500%, 01/25/2042(A)(E)	195	197
FHLMC STACR REMIC Trust, Ser 2022-DNA2, Cl M2
7.822%, SOFR30A + 3.750%, 02/25/2042(A)(E)	500	515
FHLMC STACR REMIC Trust, Ser 2022-DNA3, Cl M1B
6.972%, SOFR30A + 2.900%, 04/25/2042(A)(E)	2,000	2,053
FHLMC STACR REMIC Trust, Ser 2022-HQA1, Cl M1A
6.172%, SOFR30A + 2.100%, 03/25/2042(A)(E)	291	292
FHLMC STACR REMIC Trust, Ser 2022-HQA2, Cl M1A
6.722%, SOFR30A + 2.650%, 07/25/2042(A)(E)	102	104
FHLMC STACR REMIC Trust, Ser 2022-HQA2, Cl M1B
8.072%, SOFR30A + 4.000%, 07/25/2042(A)(E)	1,000	1,049
FHLMC STACR REMIC Trust, Ser 2023-DNA1, Cl M1B
7.142%, SOFR30A + 3.100%, 03/25/2043(A)(E)	2,000	2,076
FHLMC STACR REMIC Trust, Ser 2023-DNA2, Cl M1A
6.142%, SOFR30A + 2.100%, 04/25/2043(A)(E)	617	625
FHLMC STACR REMIC Trust, Ser 2023-DNA2, Cl M1B
7.292%, SOFR30A + 3.250%, 04/25/2043(A)(E)	1,000	1,042
FHLMC STACR REMIC Trust, Ser 2023-HQA1, Cl M1A
6.072%, SOFR30A + 2.000%, 05/25/2043(A)(E)	839	861
FHLMC STACR REMIC Trust, Ser 2023-HQA1, Cl M1B
7.572%, SOFR30A + 3.500%, 05/25/2043(A)(E)	2,000	2,093

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2025

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FHLMC STACR REMIC Trust, Ser 2023-HQA2, Cl M1A
6.072%, SOFR30A + 2.000%, 06/25/2043(A)(E)	$228	$229
FHLMC STACR REMIC Trust, Ser 2023-HQA3, Cl A1
5.922%, SOFR30A + 1.850%, 11/25/2043(A)(E)	1,749	1,767
FHLMC STACR REMIC Trust, Ser 2024-DNA2, Cl A1
5.322%, SOFR30A + 1.250%, 05/25/2044(A)(E)	262	264
FHLMC STACR REMIC Trust, Ser 2024-HQA1, Cl A1
5.322%, SOFR30A + 1.250%, 03/25/2044(A)(E)	1,601	1,605
FHLMC STACR REMIC Trust, Ser 2024-HQA1, Cl M2
6.072%, SOFR30A + 2.000%, 03/25/2044(A)(E)	250	252
FHLMC STACR REMIC Trust, Ser 2024-HQA2, Cl A1
5.322%, SOFR30A + 1.250%, 08/25/2044(A)(E)	425	427
FHLMC STACR REMIC Trust, Ser 2025-DNA2, Cl M1
5.272%, SOFR30A + 1.200%, 05/25/2045(A)(E)	363	363
FHLMC STACR REMIC Trust, Ser 2025-DNA3, Cl A1
5.022%, SOFR30A + 0.950%, 09/25/2045(A)(E)	324	324
FHLMC STACR REMIC Trust, Ser 2025-DNA4, Cl A1
4.972%, SOFR30A + 0.900%, 10/25/2045(A)(E)	963	963
FHLMC STACR REMIC Trust, Ser 2025-DNA4, Cl M2
5.622%, SOFR30A + 1.550%, 10/25/2045(A)(E)	500	500
FHLMC STACR REMIC Trust, Ser 2025-HQA1, Cl M1
5.222%, SOFR30A + 1.150%, 02/25/2045(A)(E)	676	675
FNMA Connecticut Avenue Securities Trust, Ser 2016-C03, Cl 2M2
10.086%, SOFR30A + 6.014%, 10/25/2028(A)	32	32
Fontainebleau Miami Beach Mortgage Trust, Ser 2024-FBLU, Cl A
5.409%, TSFR1M + 1.450%, 12/15/2039(A)(E)	1,000	1,001

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FS Commercial Mortgage Trust, Ser 2023-4SZN, Cl A
7.066%, 11/10/2039(E)	$600	$612
GCAT Trust, Ser 2025-NQM2, Cl A1
5.604%, 04/25/2070(E)(F)	430	433
GS Mortgage Securities Trust, Ser 2020-DUNE, Cl B
5.580%, TSFR1M + 1.614%, 12/15/2036(A)(E)	461	459
GS Mortgage-Backed Securities Trust, Ser 2021-NQM1, Cl A2
1.275%, 07/25/2061(A)(E)	512	467
GSR Mortgage Loan Trust, Ser 2005-AR1, Cl 1A1
6.625%, 01/25/2035(A)	26	24
GSR Mortgage Loan Trust, Ser 2005-AR2, Cl 1A2
4.425%, 04/25/2035(A)	104	91
GWT, Ser 2024-WLF2, Cl A
5.650%, TSFR1M + 1.691%, 05/15/2041(A)(E)	500	501
GWT, Ser 2024-WLF2, Cl B
6.173%, TSFR1M + 2.141%, 05/15/2041(A)(E)	1,000	1,003
HarborView Mortgage Loan Trust, Ser 2004-6, Cl 4A
5.905%, 08/19/2034(A)	463	455
Hawaii Hotel Trust, Ser 2025-MAUI, Cl B
5.701%, TSFR1M + 1.742%, 03/15/2042(A)(E)	1,000	1,000
HILT COMMERCIAL MORTGAGE TRUST, Ser 2024-ORL, Cl B
5.973%, TSFR1M + 1.941%, 05/15/2037(A)(E)	1,000	1,000
Imperial Fund Mortgage Trust, Ser 2021-NQM1, Cl A1
1.071%, 06/25/2056(A)(E)	132	116
Imperial Fund Mortgage Trust, Ser 2021-NQM2, Cl A1
1.073%, 09/25/2056(A)(E)	108	92
Imperial Fund Mortgage Trust, Ser 2021-NQM3, Cl A1
1.595%, 11/25/2056(A)(E)	112	97
Imperial Fund Mortgage Trust, Ser 2022-NQM5, Cl A3
6.250%, 08/25/2067(E)(F)	264	263
INTOWN Mortgage Trust, Ser 2025-STAY, Cl A
5.309%, TSFR1M + 1.350%, 03/15/2042(A)(E)	1,500	1,499
J.P. Morgan Chase Commercial Mortgage Securities Trust, Ser 2024-OMNI, Cl A
5.990%, 10/05/2039(A)(E)	1,000	1,018

SEI Institutional Investments Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2020-NNN, Cl XAFX, IO
2.032%, 01/16/2037(A)(E)	$12,500	$543
JPMorgan Mortgage Trust, Ser 2005-A3, Cl 6A2
5.601%, 06/25/2035(A)	109	110
JPMorgan Mortgage Trust, Ser 2005-A4, Cl 4A2
6.578%, 07/25/2035(A)	71	72
JPMorgan Mortgage Trust, Ser 2007-A1, Cl 5A2
6.051%, 07/25/2035(A)	142	141
JPMorgan Mortgage Trust, Ser 2018-7FRB, Cl A2
4.819%, TSFR1M + 0.864%, 04/25/2046(A)(E)	39	39
Lhome Mortgage Trust, Ser 2025-RTL2, Cl A1
5.612%, 04/25/2040(A)(E)	1,000	1,006
Life Mortgage Trust, Ser 2022-BMR2, Cl A1
5.254%, TSFR1M + 1.295%, 05/15/2039(A)(E)	1,000	964
Manhattan West Mortgage Trust, Ser 2020-1MW, Cl A
2.130%, 09/10/2039(E)	500	479
MED Commercial Mortgage Trust, Ser 2024-MOB, Cl A
5.551%, TSFR1M + 1.592%, 05/15/2041(A)(E)	1,500	1,495
Mellon Residential Funding, Ser 1999-TBC3, Cl A2
4.887%, 10/20/2029(A)	46	45
Merrill Lynch Mortgage Investors Trust, Ser 2004-1, Cl 2A1
5.318%, 12/25/2034(A)	254	238
Merrill Lynch Mortgage Investors Trust, Ser 2005-A2, Cl A3
5.436%, 02/25/2035(A)	253	229
Merrill Lynch Mortgage Investors Trust, Ser 2005-A2, Cl A5
5.436%, 02/25/2035(A)	188	180
Merrill Lynch Mortgage Investors Trust, Ser 2005-A4, Cl 1A
0.000%, 07/25/2035(A)(D)	226	98
MetLife Securitization Trust, Ser 2017-1A, Cl A
3.000%, 04/25/2055(A)(E)	74	72
MF1, Ser 2022-FL8, Cl A
5.310%, TSFR1M + 1.350%, 02/19/2037(A)(E)	162	162
MFA Trust, Ser 2020-NQM1, Cl A1
2.479%, 03/25/2065(A)(E)	218	212

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
MFA Trust, Ser 2020-NQM1, Cl A3
3.300%, 08/25/2049(A)(E)	$351	$340
MFA Trust, Ser 2021-INV1, Cl A1
0.852%, 01/25/2056(A)(E)	19	19
MFA Trust, Ser 2024-NQM2, Cl A1
5.272%, 08/25/2069(E)(F)	833	833
MHP, Ser 2021-STOR, Cl A
4.774%, TSFR1M + 0.814%, 07/15/2038(A)(E)	105	105
MHP, Ser 2022-MHIL, Cl A
4.774%, TSFR1M + 0.815%, 01/15/2039(A)(E)	7	7
MHP, Ser 2022-MHIL, Cl B
5.073%, TSFR1M + 1.114%, 01/15/2039(A)(E)	800	799
Mill City Mortgage Loan Trust, Ser 2021-NMR1, Cl A1
1.125%, 11/25/2060(A)(E)	39	37
Morgan Stanley Mortgage Loan Trust, Ser 2004-10AR, Cl 1A
5.463%, 11/25/2034(A)	453	436
Morgan Stanley Mortgage Loan Trust, Ser 2004-5AR, Cl 3A1
5.146%, 07/25/2034(A)	157	155
Morgan Stanley Mortgage Loan Trust, Ser 2004-8AR, Cl 4A2
5.362%, 10/25/2034(A)	324	316
Neighborly Issuer LLC, Ser 2023-1A, Cl A2
7.308%, 01/30/2053(E)	973	986
New Residential Mortgage Loan Trust, Ser 2017-3A, Cl A1
4.000%, 04/25/2057(A)(E)	79	77
New Residential Mortgage Loan Trust, Ser 2017-5A, Cl A1
5.569%, TSFR1M + 1.614%, 06/25/2057(A)(E)	603	611
New Residential Mortgage Loan Trust, Ser 2017-6A, Cl A1
4.000%, 08/27/2057(A)(E)	207	203
New Residential Mortgage Loan Trust, Ser 2018-1A, Cl A1A
4.000%, 12/25/2057(A)(E)	310	304
New Residential Mortgage Loan Trust, Ser 2018-4A, Cl A1M
4.969%, TSFR1M + 1.014%, 01/25/2048(A)(E)	596	587
New Residential Mortgage Loan Trust, Ser 2018-4A, Cl A1S
4.819%, TSFR1M + 0.864%, 01/25/2048(A)(E)	964	947
New Residential Mortgage Loan Trust, Ser 2018-4A, Cl B1
5.119%, TSFR1M + 1.164%, 01/25/2048(A)(E)	1,383	1,384

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2025

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
New Residential Mortgage Loan Trust, Ser 2020-NQM2, Cl A1
1.650%, 05/24/2060(A)(E)	$12	$12
New Residential Mortgage Loan Trust, Ser 2023-NQM1, Cl A1A
6.864%, 10/25/2063(E)(F)	304	308
NRTH Commercial Mortgage Trust, Ser 2025-PARK, Cl A
5.352%, TSFR1M + 1.393%, 10/15/2040(A)(E)	1,000	1,000
NYC Commercial Mortgage Trust, Ser 2025-3BP, Cl B
5.651%, TSFR1M + 1.692%, 02/15/2042(A)(E)	1,500	1,497
NYMT Loan Trust, Ser 2025-INV2, Cl A1
5.000%, 10/25/2060(A)(E)	497	499
OBX Trust, Ser 2018-1, Cl A2
4.719%, TSFR1M + 0.764%, 06/25/2057(A)(E)	417	409
OBX Trust, Ser 2020-INV1, Cl A11
5.006%, TSFR1M + 1.014%, 12/25/2049(A)(E)	252	239
OBX Trust, Ser 2023-NQM8, Cl A1
7.045%, 09/25/2063(E)(F)	454	459
OBX Trust, Ser 2025-NQM14, Cl A2
5.517%, 07/25/2065(E)(F)	702	710
OBX Trust, Ser 2025-NQM19, Cl A1
4.869%, 10/25/2065(A)(E)	691	691
Residential Asset Securitization Trust, Ser 2007-A8, Cl 3A1
6.234%, 12/25/2038(A)	416	188
Residential Mortgage Loan Trust, Ser 2019-3, Cl B2
5.664%, 09/25/2059(A)(E)	500	504
Residential Mortgage Loan Trust, Ser 2020-1, Cl A1
2.376%, 01/26/2060(A)(E)	2	2
SG Residential Mortgage Trust, Ser 2021-2, Cl A1
1.737%, 12/25/2061(A)(E)	1,315	1,142
SHR Trust, Ser 2024-LXRY, Cl A
5.909%, TSFR1M + 1.950%, 10/15/2041(A)(E)	1,000	1,001
SMRT, Ser 2022-MINI, Cl B
5.383%, TSFR1M + 1.350%, 01/15/2039(A)(E)	500	498
Starwood Mortgage Residential Trust, Ser 2020-3, Cl A1
1.486%, 04/25/2065(A)(E)	7	7
Structured Adjustable Rate Mortgage Loan Trust, Ser 2005-7, Cl 1A3
4.511%, 04/25/2035(A)	391	357

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
SWCH Commercial Mortgage Trust, Ser 2025-DATA, Cl B
5.801%, TSFR1M + 1.842%, 02/15/2042(A)(E)	$1,000	$992
TEXAS Commercial Mortgage Trust, Ser 2025-TWR, Cl A
5.252%, TSFR1M + 1.293%, 04/15/2042(A)(E)	1,250	1,250
Thornburg Mortgage Securities Trust, Ser 2005-1, Cl A3
5.705%, 04/25/2045(A)	398	390
Toorak Mortgage Trust, Ser 2024-RRTL2, Cl A1
5.504%, 09/25/2039(E)(F)	800	801
Toorak Trust, Ser 2021-INV1, Cl A1
1.153%, 07/25/2056(A)(E)	827	741
Towd Point Mortgage Trust, Ser 2017-6, Cl A1
2.750%, 10/25/2057(A)(E)	53	52
Towd Point Mortgage Trust, Ser 2019-HY2, Cl M2
5.969%, TSFR1M + 2.014%, 05/25/2058(A)(E)	3,000	3,013
Towd Point Mortgage Trust, Ser 2021-SJ2, Cl A1A
2.250%, 12/25/2061(A)(E)	543	529
Towd Point Mortgage Trust, Ser 2024-1, Cl A1
4.882%, 03/25/2064(A)(E)	674	688
Velocity Commercial Capital Loan Trust, Ser 2020-1, Cl AFX
2.610%, 02/25/2050(A)(E)	434	404
Velocity Commercial Capital Loan Trust, Ser 2021-1, Cl A
1.400%, 05/25/2051(A)(E)	477	415
Verus Securitization Trust, Ser 2021-1, Cl A1
0.815%, 01/25/2066(A)(E)	44	40
Verus Securitization Trust, Ser 2021-1, Cl A2
1.052%, 01/25/2066(A)(E)	100	90
Verus Securitization Trust, Ser 2021-2, Cl A1
1.031%, 02/25/2066(A)(E)	62	57
Verus Securitization Trust, Ser 2021-4, Cl A1
0.938%, 07/25/2066(A)(E)	99	85
Verus Securitization Trust, Ser 2021-4, Cl A2
1.247%, 07/25/2066(A)(E)	508	437
Verus Securitization Trust, Ser 2021-R2, Cl A1
0.918%, 02/25/2064(A)(E)	77	72
Verus Securitization Trust, Ser 2021-R3, Cl A1
1.020%, 04/25/2064(A)(E)	43	41
Verus Securitization Trust, Ser 2023-2, Cl A3
6.852%, 03/25/2068(E)(F)	508	508

SEI Institutional Investments Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Verus Securitization Trust, Ser 2023-3, Cl A1
5.930%, 03/25/2068(E)(F)	$523	$523
Verus Securitization Trust, Ser 2024-2, Cl A3
6.501%, 02/25/2069(E)(F)	455	459
Verus Securitization Trust, Ser 2024-7, Cl A3
5.400%, 09/25/2069(E)(F)	377	377
Visio Trust, Ser 2020-1, Cl A3
3.521%, 08/25/2055(A)(E)	230	223
Visio Trust, Ser 2020-1R, Cl A2
1.567%, 11/25/2055(E)	137	132
Visio Trust, Ser 2021-1R, Cl A1
1.280%, 05/25/2056(E)	540	504
WaMu Mortgage Pass-Through Certificates, Ser 2003-AR10, Cl A7
5.696%, 10/25/2033(A)	341	329
WaMu Mortgage Pass-Through Certificates, Ser 2003-AR7, Cl A7
5.647%, 08/25/2033(A)	327	320
WaMu Mortgage Pass-Through Certificates, Ser 2004-AR11, Cl A
5.975%, 10/25/2034(A)	239	233
WaMu Mortgage Pass-Through Certificates, Ser 2004-AR14, Cl A1
5.211%, 01/25/2035(A)	650	633
WaMu Mortgage Pass-Through Certificates, Ser 2004-AR2, Cl A
5.478%, 12MTA + 1.400%, 04/25/2044(A)	993	977
WaMu Mortgage Pass-Through Certificates, Ser 2004-AR9, Cl A7
5.245%, 08/25/2034(A)	959	935
Wells Fargo Commercial Mortgage Trust, Ser 2025-B33RP, Cl A
5.309%, TSFR1M + 1.350%, 08/15/2042(A)(E)	1,000	1,000
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-K, Cl 1A2
6.490%, 07/25/2034(A)	56	57
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-U, Cl A1
6.689%, 10/25/2034(A)	356	351
WMRK Commercial Mortgage Trust, Ser 2022-WMRK, Cl A
6.748%, TSFR1M + 2.789%, 11/15/2027(A)(E)	1,212	1,213

		119,499
Total Mortgage-Backed Securities
(Cost $125,347) ($ Thousands)		124,602

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES — 27.8%
Automotive — 6.3%

ACM Auto Trust, Ser 2025-2A, Cl A
5.550%, 06/20/2028 (E)	$464	$464
Alloya Auto Receivables Trust, Ser 2025-1A, Cl A4
4.710%, 01/25/2030 (E)	275	276
Ally Auto Receivables Trust, Ser 2022-3, Cl A4
5.070%, 10/16/2028	400	402
Ally Auto Receivables Trust, Ser 2023-1, Cl A3
5.460%, 05/15/2028	147	148
Ally Auto Receivables Trust, Ser 2025-1, Cl A2
4.030%, 07/17/2028	205	205
Ally Bank Auto Credit-Linked Notes Series, Ser 2024-B, Cl C
5.215%, 09/15/2032 (E)	351	353
Ally Bank Auto Credit-Linked Notes Series, Ser 2025-B, Cl C
4.697%, 09/15/2033 (E)	810	811
ARI Fleet Lease Trust, Ser 2023-B, Cl A3
5.890%, 07/15/2032 (E)	236	241
ARI Fleet Lease Trust, Ser 2025-A, Cl A2
4.380%, 01/17/2034 (E)	100	100
ARI Fleet Lease Trust, Ser 2025-B, Cl A2
4.590%, 03/15/2034 (E)	100	101
Arivo Acceptance Auto Loan Receivables Trust, Ser 2025-1A, Cl A2
4.920%, 05/15/2029 (E)	400	400
Bank of America Auto Trust, Ser 2023-2A, Cl A4
5.660%, 11/15/2029 (E)	250	255
BMW Vehicle Lease Trust, Ser 2024-2, Cl A2A
4.290%, 01/25/2027	84	84
BMW Vehicle Lease Trust, Ser 2025-1, Cl A2A
4.430%, 09/27/2027	77	77
BMW Vehicle Lease Trust, Ser 2025-2, Cl A2A
3.940%, 11/26/2027	200	200
BMW Vehicle Owner Trust, Ser 2023-A, Cl A3
5.470%, 02/25/2028	106	107
BofA Auto Trust, Ser 2025-1A, Cl A3
4.350%, 11/20/2029 (E)	150	151
Capital One Prime Auto Receivables Trust, Ser 2022-1, Cl A3
3.170%, 04/15/2027	13	13
CarMax Auto Owner Trust, Ser 2022-2, Cl C
4.260%, 12/15/2027	750	749

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2025

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Carmax Auto Owner Trust, Ser 2022-3, Cl A3
3.970%, 04/15/2027	$33	$33
Carmax Auto Owner Trust, Ser 2022-4, Cl A3
5.340%, 08/16/2027	89	90
Carmax Auto Owner Trust, Ser 2023-1, Cl A3
4.750%, 10/15/2027	93	93
CarMax Auto Owner Trust, Ser 2023-3, Cl A3
5.280%, 05/15/2028	1,385	1,394
Carmax Auto Owner Trust, Ser 2025-2, Cl A2A
4.590%, 07/17/2028	467	469
Carmax Auto Owner Trust, Ser 2025-2, Cl A3
4.480%, 03/15/2030	1,000	1,010
Carmax Auto Owner Trust, Ser 2025-3, Cl A2A
4.420%, 08/15/2028	35	35
Carvana Auto Receivables Trust, Ser 2021-P2, Cl D
2.020%, 05/10/2028	540	525
CFMT LLC, Ser 2021-AL1, Cl B
1.390%, 09/22/2031 (E)	19	19
Chase Auto Credit Linked Notes, Ser 2025-1, Cl B
4.753%, 02/25/2033 (E)	286	287
Chase Auto Owner Trust, Ser 2024-4A, Cl A2
5.250%, 09/27/2027 (E)	75	75
Chesapeake Funding II LLC, Ser 2023-1A, Cl A1
5.650%, 05/15/2035 (E)	58	59
Enterprise Fleet Financing LLC, Ser 2024-1, Cl A2
5.230%, 03/20/2030 (E)	340	342
Enterprise Fleet Financing LLC, Ser 2025-2, Cl A1
4.555%, 05/20/2026 (E)	23	23
Enterprise Fleet Financing LLC, Ser 2025-3, Cl A1
4.551%, 07/20/2026 (E)	62	63
Exeter Automobile Receivables Trust, Ser 2021-2A, Cl D
1.400%, 04/15/2027	278	276
Exeter Select Automobile Receivables Trust, Ser 2025-2, Cl A1
4.531%, 08/17/2026	10	10
Ford Credit Auto Lease Trust, Ser 2024-A, Cl A3
5.060%, 05/15/2027	59	59
Ford Credit Auto Lease Trust, Ser 2025-B, Cl A2A
4.370%, 03/15/2028	390	391

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Ford Credit Auto Owner Trust, Ser 2022-1, Cl A
3.880%, 11/15/2034 (E)	$275	$275
Ford Credit Auto Owner Trust, Ser 2023-A, Cl A3
4.650%, 02/15/2028	53	53
Ford Credit Auto Owner Trust, Ser 2024-B, Cl A3
5.100%, 04/15/2029	500	506
Ford Credit Auto Owner Trust, Ser 2025-B, Cl A2A
3.880%, 06/15/2028	115	115
Ford Credit Auto Owner Trust, Ser 2025-C, Cl A2A
3.990%, 08/15/2028	260	260
Ford Credit Floorplan Master Owner Trust, Ser 2023-1, Cl A1
4.920%, 05/15/2028 (E)	400	401
Ford Credit Floorplan Master Owner Trust, Ser 2025-1, Cl A1
4.630%, 04/15/2030	90	91
Foursight Capital Automobile Receivables Trust, Ser 2023-2, Cl A2
5.990%, 05/15/2028 (E)	21	21
GM Financial Automobile Leasing Trust, Ser 2024-3, Cl A4
4.220%, 10/20/2028	275	276
GM Financial Automobile Leasing Trust, Ser 2025-3, Cl A2A
4.190%, 10/20/2027	95	95
GM Financial Consumer Automobile Receivables Trust, Ser 2021-4, Cl A4
0.990%, 10/18/2027	137	137
GM Financial Consumer Automobile Receivables Trust, Ser 2022-4, Cl A4
4.880%, 08/16/2028	1,000	1,005
GM Financial Consumer Automobile Receivables Trust, Ser 2023-3, Cl A3
5.450%, 06/16/2028	335	338
Gm Financial Consumer Automobile Receivables Trust, Ser 2025-3, Cl A2A
4.320%, 06/16/2028	130	130
Honda Auto Receivables Owner Trust, Ser 2023-3, Cl A3
5.410%, 02/18/2028	141	142
Honda Auto Receivables Owner Trust, Ser 2024-3, Cl A3
4.570%, 03/21/2029	200	201
Honda Auto Receivables Owner Trust, Ser 2024-4, Cl A2
4.560%, 03/15/2027	94	94
Honda Auto Receivables Owner Trust, Ser 2024-4, Cl A3
4.330%, 05/15/2029	125	126

SEI Institutional Investments Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Honda Auto Receivables Owner Trust, Ser 2025-2, Cl A2A
4.300%, 01/18/2028	$70	$70
Hyundai Auto Lease Securitization Trust, Ser 2025-B, Cl A2A
4.580%, 09/15/2027 (E)	94	94
Hyundai Auto Lease Securitization Trust, Ser 2025-C, Cl A2A
4.370%, 01/18/2028 (E)	225	226
Hyundai Auto Receivables Trust, Ser 2024-B, Cl A2A
5.150%, 06/15/2027	80	80
Hyundai Auto Receivables Trust, Ser 2024-B, Cl A3
4.840%, 03/15/2029	250	252
Hyundai Auto Receivables Trust, Ser 2025-B, Cl A2A
4.450%, 08/15/2028	115	115
Hyundai Auto Receivables Trust, Ser 2025-C, Cl A2A
3.970%, 07/17/2028	265	265
Hyundai Auto Receivables Trust, Ser 2025-D, Cl A1
4.039%, 11/16/2026	255	255
LAD Auto Receivables Trust, Ser 2025-2A, Cl A1
4.463%, 08/17/2026 (E)	30	30
Mercedes-Benz Auto Receivables Trust, Ser 2022-1, Cl A3
5.210%, 08/16/2027	110	110
Navistar Financial Dealer Note Master Owner Trust, Ser 2024-1, Cl C
6.130%, 04/25/2029 (E)	500	503
Nissan Auto Lease Trust, Ser 2024-A, Cl A3
4.910%, 04/15/2027	246	246
Nissan Auto Receivables Owner Trust, Ser 2022-A, Cl A4
2.070%, 12/17/2029	194	193
Nissan Auto Receivables Owner Trust, Ser 2023-B, Cl A3
5.930%, 03/15/2028	162	163
OCCU Auto Receivables Trust, Ser 2025-1A, Cl A3
4.810%, 11/15/2029 (E)	1,750	1,765
Porsche Financial Auto Securitization Trust, Ser 2023-2A, Cl A3
5.790%, 01/22/2029 (E)	105	106
Porsche Financial Auto Securitization Trust, Ser 2024-1A, Cl A3
4.440%, 01/22/2030 (E)	231	232
Porsche Financial Auto Securitization Trust, Ser 2025-1A, Cl A2B
4.423%, SOFR30A + 0.340%, 03/22/2029 (A)(E)	345	345

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Porsche Innovative Lease Owner Trust, Ser 2024-1A, Cl A3
4.670%, 11/22/2027 (E)	$650	$652
Porsche Innovative Lease Owner Trust, Ser 2025-1A, Cl A3
4.610%, 10/20/2028 (E)	275	278
Santander Bank Auto Credit-Linked Notes, Ser 2023-A, Cl B
6.493%, 06/15/2033 (E)	129	129
Santander Bank Auto Credit-Linked Notes, Ser 2024-B, Cl B
4.965%, 01/18/2033 (E)	231	232
Santander Bank Auto Credit-Linked Notes, Ser 2024-B, Cl D
5.483%, 01/18/2033 (E)	461	464
Santander Drive Auto Receivables Trust, Ser 2022-2, Cl C
3.760%, 07/16/2029	213	213
Santander Drive Auto Receivables Trust, Ser 2025-4, Cl A2
4.280%, 01/15/2029	95	95
SBNA Auto Lease Trust, Ser 2024-B, Cl A3
5.560%, 11/22/2027 (E)	314	316
SCCU Auto Receivables Trust, Ser 2025-1A, Cl A2
4.670%, 11/15/2028 (E)	70	70
Stellantis Financial Underwritten Enhanced Lease Trust, Ser 2025-BA, Cl A1
4.390%, 08/20/2026 (E)	152	152
Toyota Auto Receivables Owner Trust, Ser 2024-B, Cl A3
5.330%, 01/16/2029	1,000	1,011
Toyota Auto Receivables Owner Trust, Ser 2024-D, Cl A3
4.400%, 06/15/2029	536	539
Toyota Auto Receivables Owner Trust, Ser 2025-B, Cl A2A
4.460%, 03/15/2028	85	85
Toyota Auto Receivables Owner Trust, Ser 2025-C, Cl A2A
4.290%, 06/15/2028	260	261
Toyota Auto Receivables Owner Trust, Ser 2025-D, Cl A2B
4.462%, SOFR30A + 0.320%, 08/15/2028 (A)	380	380
Toyota Lease Owner Trust, Ser 2023-B, Cl A4
5.710%, 12/20/2027 (E)	500	502
Toyota Lease Owner Trust, Ser 2024-A, Cl A4
5.260%, 06/20/2028 (E)	250	252
Toyota Lease Owner Trust, Ser 2024-B, Cl A2A
4.310%, 02/22/2027 (E)	37	37

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2025

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Toyota Lease Owner Trust, Ser 2025-B, Cl A2A
3.910%, 05/22/2028 (E)	$110	$110
Volkswagen Auto Lease Trust, Ser 2025-A, Cl A2A
4.430%, 12/20/2027	225	226
Volkswagen Auto Lease Trust, Ser 2025-B, Cl A2A
3.970%, 04/20/2028	115	115
Volkswagen Auto Loan Enhanced Trust, Ser 2025-2, Cl A2A
4.000%, 08/21/2028	210	210
Westlake Automobile Receivables Trust, Ser 2023-P1, Cl A2
5.890%, 02/16/2027 (E)	6	6
Westlake Flooring Master Trust, Ser 2024-1A, Cl A
5.430%, 02/15/2028 (E)	15	15
Wheels Fleet Lease Funding 1 LLC, Ser 2023-1A, Cl A
5.800%, 04/18/2038 (E)	75	76
Wheels Fleet Lease Funding 1 LLC, Ser 2023-2A, Cl A
6.460%, 08/18/2038 (E)	44	44
Wheels Fleet Lease Funding 1 LLC, Ser 2024-2A, Cl A1
4.870%, 06/21/2039 (E)	99	100
Wheels Fleet Lease Funding 1 LLC, Ser 2025-1A, Cl A1
4.570%, 01/18/2040 (E)	175	176
World Omni Auto Receivables Trust, Ser 2022-B, Cl A4
3.440%, 03/15/2028	250	249
World Omni Auto Receivables Trust, Ser 2022-D, Cl A3
5.610%, 02/15/2028	66	66
World Omni Automobile Lease Securitization Trust, Ser 2024-A, Cl A4
5.250%, 09/17/2029	275	278
World Omni Automobile Lease Securitization Trust, Ser 2025-A, Cl A3
4.420%, 04/17/2028	275	277
		27,322

Credit Cards — 0.0%

CARDS II Trust, Ser 2024-1A, Cl A
4.676%, SOFRRATE + 0.680%, 07/15/2029 (A)(E)	160	160

Mortgage Related Securities — 0.2%

RCKT Mortgage Trust, Ser 2023-CES3, Cl A1A
7.113%, 11/25/2043 (A)(E)	515	522

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Towd Point Mortgage Trust, Ser 2023-CES2, Cl A1A
7.294%, 10/25/2063 (A)(E)	$511	$518
		1,040

Other Asset-Backed Securities — 21.3%

321 Henderson Receivables VI LLC, Ser 2010-1A, Cl A
5.560%, 07/15/2059 (E)	101	102
AGL CLO 13, Ser 2025-13A, Cl BR
5.534%, TSFR3M + 1.650%, 10/20/2034 (A)(E)	1,000	1,000
Aligned Data Centers Issuer LLC, Ser 2021-1A, Cl A2
1.937%, 08/15/2046 (E)	1,285	1,258
Allegro CLO VII, Ser 2018-1A, Cl D
7.016%, TSFR3M + 3.112%, 06/13/2031 (A)(E)	400	399
AMMC CLO 24, Ser 2024-24A, Cl BR
5.484%, TSFR3M + 1.600%, 01/20/2035 (A)(E)	800	800
AMSR Trust, Ser 2021-SFR3, Cl C
1.796%, 10/17/2038 (E)	100	97
Amur Equipment Finance Receivables XII LLC, Ser 2023-1A, Cl A2
6.090%, 12/20/2029 (E)	299	302
Amur Equipment Finance Receivables XIII LLC, Ser 2024-1A, Cl C
5.550%, 01/21/2031 (E)	850	868
Amur Equipment Finance Receivables XIII LLC, Ser 2024-1A, Cl D
6.570%, 04/21/2031 (E)	650	671
Apidos CLO XI, Ser 2025-11A, Cl BR4A
5.532%, TSFR3M + 1.650%, 04/17/2034 (A)(E)	1,000	1,001
Apidos CLO XXIV, Ser 2021-24A, Cl A1AL
5.096%, TSFR3M + 1.212%, 10/20/2030 (A)(E)	71	71
Aqua Finance Trust, Ser 2021-A, Cl A
1.540%, 07/17/2046 (E)	41	38
Arbys Funding LLC, Ser 2020-1A, Cl A2
3.237%, 07/30/2050 (E)	1,367	1,326
Ares XXXIV CLO, Ser 2025-2A, Cl A1R4
5.172%, TSFR3M + 1.290%, 07/17/2038 (A)(E)	500	500
Bain Capital Credit CLO, Ser 2021-4A, Cl A1R
5.084%, TSFR3M + 1.200%, 10/20/2034 (A)(E)	375	375
Bain Capital Credit CLO, Ser 2025-2A, Cl AR3
4.802%, TSFR3M + 0.920%, 10/17/2032 (A)(E)	423	423

SEI Institutional Investments Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Barings CLO, Ser 2019-3A, Cl A1RR
5.024%, TSFR3M + 1.140%, 01/20/2036 (A)(E)	$1,925	$1,922
Barings CLO, Ser 2019-3A, Cl BRR
5.534%, TSFR3M + 1.650%, 01/20/2036 (A)(E)	750	750
Barings Equipment Finance LLC, Ser 2025-B, Cl A2
4.020%, 02/13/2029 (E)	75	75
Battalion Clo XIV, Ser 2025-14A, Cl AR2
5.024%, TSFR3M + 1.140%, 01/20/2035 (A)(E)	1,000	1,000
Bayview Opportunity Master Fund VII LLC, Ser 2025-EDU1, Cl A
5.372%, SOFR30A + 1.300%, 07/27/2048 (A)(E)	952	956
Beacon Container Finance II LLC, Ser 2021-1A, Cl A
2.250%, 10/22/2046 (E)	917	858
Bellemeade Re, Ser 2023-1, Cl M1A
6.272%, SOFR30A + 2.200%, 10/25/2033 (A)(E)	446	447
Blue Stream Issuer LLC, Ser 2023-1A, Cl B
6.898%, 05/20/2053 (E)	750	762
BRE Grand Islander Timeshare Issuer LLC, Ser 2019-A, Cl A
3.280%, 09/26/2033 (E)	1,289	1,279
CAL Funding IV, Ser 2020-1A, Cl A
2.220%, 09/25/2045 (E)	1,116	1,069
Carlyle Global Market Strategies CLO, Ser 2016-1A, Cl A1R3
4.974%, TSFR3M + 1.090%, 04/20/2034 (A)(E)	500	500
Carlyle Global Market Strategies CLO, Ser 2016-3A, Cl BRRR
5.484%, TSFR3M + 1.600%, 07/20/2034 (A)(E)	1,000	1,000
Carlyle Global Market Strategies CLO, Ser 2021-1A, Cl AR3
5.126%, TSFR3M + 1.242%, 07/20/2031 (A)(E)	52	52
CARS-DB4, Ser 2020-1A, Cl A5
3.480%, 02/15/2050 (E)	489	479
CARS-DB5, Ser 2021-1A, Cl A3
1.920%, 08/15/2051 (E)	986	960
CCG Receivables Trust, Ser 2025-2, Cl A1
4.120%, 10/14/2026 (E)	172	172
CF Hippolyta Issuer LLC, Ser 2021-1A, Cl B1
1.980%, 03/15/2061 (E)	1,070	659
CIFC Funding, Ser 2013-3RA, Cl A2R
5.065%, TSFR3M + 1.200%, 04/24/2031 (A)(E)	1,000	997

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
CIFC Funding, Ser 2014-4RA, Cl A1A2
4.872%, TSFR3M + 0.990%, 01/17/2035 (A)(E)	$600	$600
CLI Funding VIII LLC, Ser 2021-1A, Cl B
2.380%, 02/18/2046 (E)	387	360
CLI Funding VIII LLC, Ser 2022-1A, Cl B
3.120%, 01/18/2047 (E)	247	226
CNH Equipment Trust, Ser 2024-B, Cl A3
5.190%, 09/17/2029	250	254
CNH Equipment Trust, Ser 2025-A, Cl A2A
4.300%, 08/15/2028	256	256
Commercial Equipment Finance LLC, Ser 2025-1A, Cl A
4.830%, 05/15/2031 (E)	974	977
Commonbond Student Loan Trust, Ser 2017-AGS, Cl A2
4.919%, TSFR1M + 0.964%, 05/25/2041 (A)(E)	1,086	1,075
Daimler Trucks Retail Trust, Ser 2024-1, Cl A3
5.490%, 12/15/2027	197	199
DataBank Issuer, Ser 2021-1A, Cl A2
2.060%, 02/27/2051 (E)	1,300	1,290
DB Master Finance LLC, Ser 2021-1A, Cl A2I
2.045%, 11/20/2051 (E)	667	653
Dext ABS LLC, Ser 2023-2, Cl A2
6.560%, 05/15/2034 (E)	17	17
Diamond Infrastructure Funding LLC, Ser 2021-1A, Cl B
2.355%, 04/15/2049 (E)	200	194
Diamond Infrastructure Funding LLC, Ser 2021-1A, Cl C
3.475%, 04/15/2049 (E)	400	387
Domino's Pizza Master Issuer LLC, Ser 2017-1A, Cl A23
4.118%, 07/25/2047 (E)	1,152	1,144
Driven Brands Funding LLC, Ser 2019-2A, Cl A2
3.981%, 10/20/2049 (E)	115	114
Driven Brands Funding LLC, Ser 2020-2A, Cl A2
3.237%, 01/20/2051 (E)	465	449
Driven Brands Funding LLC, Ser 2024-1A, Cl A2
6.372%, 10/20/2054 (E)	99	103
Dryden 45 Senior Loan Fund, Ser 2016-45A, Cl BRR
5.555%, TSFR3M + 1.650%, 10/15/2030 (A)(E)	500	501
Dryden 53 CLO, Ser 2017-53A, Cl BR
5.205%, TSFR3M + 1.300%, 01/15/2031 (A)(E)	1,000	999

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2025

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Elara HGV Timeshare Issuer LLC, Ser 2019-A, Cl A
2.610%, 01/25/2034 (E)	$355	$352
Elara HGV Timeshare Issuer LLC, Ser 2021-A, Cl C
2.090%, 08/27/2035 (E)	545	521
Elara HGV Timeshare Issuer LLC, Ser 2023-A, Cl A
6.160%, 02/25/2038 (E)	499	517
Elara HGV Timeshare Issuer LLC, Ser 2025-A, Cl A
4.540%, 01/25/2040 (E)	910	911
Elmwood CLO III, Ser 2024-3A, Cl A1RR
5.264%, TSFR3M + 1.380%, 07/18/2037 (A)(E)	1,000	1,001
ExteNet Issuer LLC, Ser 2024-1A, Cl B
6.150%, 07/25/2054 (E)	400	405
FNA VII LLC, Ser 2023-1A, Cl A1
6.900%, 04/15/2038 (E)	335	336
Frontier Issuer LLC, Ser 2023-1, Cl A2
6.600%, 08/20/2053 (E)	500	506
Frontier Issuer LLC, Ser 2023-1, Cl B
8.300%, 08/20/2053 (E)	800	816
Goldentree Loan Management US CLO 8, Ser 2024-8A, Cl ARR
5.034%, TSFR3M + 1.150%, 10/20/2034 (A)(E)	400	400
Gracie Point International Funding LLC, Ser 2025-1A, Cl A
5.709%, SOFR30A + 1.500%, 08/15/2028 (A)(E)	1,000	1,000
GRACIE POINT INTERNATIONAL FUNDING, Ser 2023-2A, Cl A
6.447%, SOFR90A + 2.250%, 03/01/2027 (A)(E)	162	162
Granite Edvance, Ser 2020-1, Cl A1B
5.269%, TSFR1M + 1.314%, 09/25/2060 (A)	360	363
GreatAmerica Leasing Receivables Funding LLC, Ser 2024-1, Cl A2
5.320%, 08/17/2026 (E)	22	22
GreatAmerica Leasing Receivables Funding LLC, Ser 2025-1, Cl A1
4.462%, 03/16/2026 (E)	9	9
HI-FI Music IP Issuer, Ser 2022-1A, Cl A2
3.939%, 02/01/2062 (E)	1,100	1,088
Hilton Grand Vacations Trust, Ser 2022-1D, Cl B
4.100%, 06/20/2034 (E)	381	379
Hilton Grand Vacations Trust, Ser 2023-1A, Cl C
6.940%, 01/25/2038 (E)	519	536

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Hilton Grand Vacations Trust, Ser 2024-1B, Cl B
5.990%, 09/15/2039 (E)	$228	$232
Hipgnosis Music Assets, Ser 2022-1, Cl A
5.000%, 05/16/2062 (E)	599	598
Hotwire Funding LLC, Ser 2021-1, Cl A2
2.311%, 11/20/2051 (E)	330	322
HPEFS Equipment Trust, Ser 2024-1A, Cl A3
5.180%, 05/20/2031 (E)	51	52
HPEFS Equipment Trust, Ser 2025-2A, Cl A2
4.070%, 11/22/2032 (E)	245	245
HTS Fund II LLC, Ser 2025-1, Cl A
5.351%, 06/23/2045 (E)	395	396
Invesco CLO, Ser 2022-2A, Cl A1R
5.034%, TSFR3M + 1.150%, 07/20/2035 (A)(E)	1,000	999
Jamestown CLO IX, Ser 2016-9A, Cl A2R3
5.558%, TSFR3M + 1.700%, 07/25/2034 (A)(E)	1,000	1,001
John Deere Owner Trust, Ser 2024-C, Cl A2A
4.360%, 08/16/2027	25	25
Kentucky Higher Education Student Loan, Ser 2020-1, Cl A1B
5.119%, TSFR1M + 1.164%, 11/25/2050 (A)	943	942
KKR CLO 12, Ser 2018-12, Cl AR2A
5.301%, TSFR3M + 1.397%, 10/15/2030 (A)(E)	27	27
KKR CLO 21, Ser 2018-21, Cl A
5.166%, TSFR3M + 1.262%, 04/15/2031 (A)(E)	166	166
Kubota Credit Owner Trust, Ser 2024-1A, Cl A2
5.390%, 01/15/2027 (E)	28	28
Kubota Credit Owner Trust, Ser 2025-2A, Cl A1
4.480%, 07/15/2026 (E)	120	120
Madison Park Funding XXIV, Ser 2024-24A, Cl BR2
5.434%, TSFR3M + 1.550%, 10/20/2029 (A)(E)	1,171	1,171
MetroNet Infrastructure Issuer LLC, Ser 2025-2A, Cl B
5.590%, 08/20/2055 (E)	250	252
Missouri Higher Education Loan Authority, Ser 2021-1, Cl A1B
4.856%, TSFR1M + 0.864%, 01/25/2061 (A)	436	426
Missouri Higher Education Loan Authority, Ser 2021-2, Cl A1B
4.769%, TSFR1M + 0.814%, 03/25/2061 (A)	1,326	1,292

SEI Institutional Investments Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
MMAF Equipment Finance LLC, Ser 2023-A, Cl A2
5.790%, 11/13/2026 (E)	$5	$5
MMAF Equipment Finance LLC, Ser 2024-A, Cl A2
5.200%, 09/13/2027 (E)	67	67
MVW LLC, Ser 2021-1WA, Cl C
1.940%, 01/22/2041 (E)	499	479
Navient Private Education Loan Trust, Ser 2020-IA, Cl A1B
5.073%, TSFR1M + 1.114%, 04/15/2069 (A)(E)	632	629
Navient Private Education Refi Loan Trust, Ser 2019-FA, Cl A2
2.600%, 08/15/2068 (E)	294	284
Navient Private Education Refi Loan Trust, Ser 2020-HA, Cl A
1.310%, 01/15/2069 (E)	293	277
Navient Student Loan Trust, Ser 2023-BA, Cl A1A
6.480%, 03/15/2072 (E)	325	337
Neuberger Berman CLO XVI-S, Ser 2025-16SA, Cl A1R2
5.085%, TSFR3M + 1.180%, 04/15/2039 (A)(E)	250	250
Neuberger Berman Loan Advisers CLO 25, Ser 2024-25A, Cl AR2
5.284%, TSFR3M + 1.400%, 07/18/2038 (A)(E)	450	451
Neuberger Berman Loan Advisers CLO 45, Ser 2025-45A, Cl AR
4.972%, TSFR3M + 1.060%, 10/14/2036 (A)(E)	250	250
Neuberger Berman Loan Advisers CLO 46, Ser 2025-46A, Cl BR
5.384%, TSFR3M + 1.500%, 01/20/2037 (A)(E)	320	319
NYCTL Trust, Ser 2025-A, Cl A
4.840%, 11/10/2038 (E)	95	94
Oaktree CLO, Ser 2021-2A, Cl B1R
5.305%, TSFR3M + 1.400%, 01/15/2035 (A)(E)	1,000	998
OFSI BSL IX, Ser 2018-1A, Cl B1R
5.705%, TSFR3M + 1.800%, 07/15/2031 (A)(E)	1,000	1,002
OHA Credit Funding 4, Ser 2024-4A, Cl AR2
5.147%, TSFR3M + 1.290%, 01/22/2038 (A)(E)	250	250
Palmer Square CLO, Ser 2015-1A, Cl A2R5
5.469%, TSFR3M + 1.600%, 05/21/2034 (A)(E)	1,500	1,500
Palmer Square CLO, Ser 2021-3A, Cl A1R
5.195%, TSFR3M + 1.290%, 10/15/2038 (A)(E)	265	266

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Palmer Square Loan Funding, Ser 2022-2A, Cl A2
5.805%, TSFR3M + 1.900%, 10/15/2030 (A)(E)	$1,460	$1,459
Palmer Square Loan Funding, Ser 2024-1A, Cl A1
4.955%, TSFR3M + 1.050%, 10/15/2032 (A)(E)	171	171
PFS Financing, Ser 2025-A, Cl A
4.792%, SOFR30A + 0.650%, 01/15/2029 (A)(E)	195	195
Post Road Equipment Finance LLC, Ser 2025-1A, Cl A2
4.900%, 05/15/2031 (E)	384	387
Prodigy Finance DAC, Ser 2021-1A, Cl A
5.319%, TSFR1M + 1.364%, 07/25/2051 (A)(E)	349	348
Progress Residential, Ser 2021-SFR3, Cl E2
2.688%, 05/17/2026 (E)	960	948
ReadyCap Lending Small Business Loan Trust, Ser 2019-2, Cl A
6.500%, PRIME + -0.500%, 12/27/2044 (A)(E)	55	54
Regatta XXII Funding, Ser 2022-2A, Cl BR
5.584%, TSFR3M + 1.700%, 07/20/2035 (A)(E)	1,000	1,000
Retained Vantage Data Centers Issuer LLC, Ser 2023-1A, Cl A2A
5.000%, 09/15/2048 (E)	1,000	999
RIN II, Ser 2019-1A, Cl AR
5.385%, TSFR3M + 1.480%, 01/15/2038 (A)(E)	1,000	1,004
RIN XII LLC, Ser 2025-1A, Cl A1
5.205%, TSFR3M + 1.300%, 04/15/2038 (A)(E)	1,000	1,002
SCF Equipment Leasing LLC, Ser 2023-1A, Cl A3
6.170%, 05/20/2032 (E)	514	520
SCF Equipment Leasing LLC, Ser 2025-2A, Cl A2
4.260%, 12/22/2031 (E)	125	125
Shackleton CLO, Ser 2019-14A, Cl BRR
5.434%, TSFR3M + 1.550%, 07/20/2034 (A)(E)	1,000	1,000
Sierra Timeshare Receivables Funding LLC, Ser 2024-1A, Cl B
5.350%, 01/20/2043 (E)	454	460
Sixth Street CLO VIII, Ser 2024-8A, Cl A1R2
5.034%, TSFR3M + 1.150%, 10/20/2034 (A)(E)	375	375
SLM Private Credit Student Loan Trust, Ser 2005-A, Cl A4
4.609%, TSFR3M + 0.572%, 12/15/2038 (A)	348	344

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2025

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
SLM Private Credit Student Loan Trust, Ser 2006-B, Cl A5
4.569%, TSFR3M + 0.532%, 12/15/2039 (A)	$1,776	$1,736
SMB Private Education Loan Trust, Ser 2018-C, Cl A2B
4.823%, TSFR1M + 0.864%, 11/15/2035 (A)(E)	379	378
SMB Private Education Loan Trust, Ser 2019-B, Cl A2B
5.073%, TSFR1M + 1.114%, 06/15/2037 (A)(E)	299	300
SMB Private Education Loan Trust, Ser 2021-A, Cl A2A2
4.803%, TSFR1M + 0.844%, 01/15/2053 (A)(E)	1,176	1,165
Sonic Capital LLC, Ser 2020-1A, Cl A2I
3.845%, 01/20/2050 (E)	947	935
Stack Infrastructure Issuer LLC, Ser 2021-1A, Cl A2
1.877%, 03/26/2046 (E)	862	853
STAR Trust, Ser 2024-SFR4, Cl A
5.709%, TSFR1M + 1.750%, 10/17/2041 (A)(E)	748	751
STAR Trust, Ser 2025-SFR5, Cl A
5.409%, TSFR1M + 1.450%, 02/17/2042 (A)(E)	180	180
STAR Trust, Ser 2025-SFR6, Cl A
5.359%, TSFR1M + 1.400%, 08/17/2042 (A)(E)	1,000	1,002
Steele Creek CLO, Ser 2019-2A, Cl CRR
5.705%, TSFR3M + 1.800%, 07/15/2032 (A)(E)	1,000	999
Store Master Funding I-VII and XIV, Ser 2019-1, Cl A1
2.820%, 11/20/2049 (E)	688	676
Store Master Funding I-VII XIV XIX XX, Ser 2021-1A, Cl A1
2.120%, 06/20/2051 (E)	733	684
Structured Asset Investment Loan Trust, Ser 2004-8, Cl A8
5.069%, TSFR1M + 1.114%, 09/25/2034 (A)	1,752	1,722
Structured Asset Investment Loan Trust, Ser 2004-BNC1, Cl A4
5.009%, TSFR1M + 1.054%, 09/25/2034 (A)	539	571
Sycamore Tree CLO, Ser 2023-3A, Cl BR
6.034%, TSFR3M + 2.150%, 04/20/2037 (A)(E)	1,000	1,003
TAL Advantage VII LLC, Ser 2020-1A, Cl B
3.290%, 09/20/2045 (E)	686	659
TIF Funding II LLC, Ser 2021-1A, Cl A
1.650%, 02/20/2046 (E)	233	214

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Tricon Residential Trust, Ser 2021-SFR1, Cl E1
2.794%, 07/17/2038 (E)	$200	$197
Tricon Residential Trust, Ser 2021-SFR1, Cl E2
2.894%, 07/17/2038 (E)	400	394
Tricon Residential Trust, Ser 2025-SFR1, Cl C
5.559%, TSFR1M + 1.600%, 03/17/2042 (A)(E)	1,000	1,001
Trinity Rail Leasing LLC, Ser 2020-1A, Cl A
1.960%, 10/17/2050 (E)	507	485
USQ Rail I LLC, Ser 2021-1A, Cl A
2.250%, 02/28/2051 (E)	856	812
Vantage Data Centers LLC, Ser 2020-2A, Cl A2
1.992%, 09/15/2045 (E)	750	712
VB-S1 Issuer LLC - VBTEL, Ser 2022-1A, Cl C2I
3.156%, 02/15/2052 (E)	280	273
VB-S1 Issuer LLC - VBTEL, Ser 2022-1A, Cl D
4.288%, 02/15/2052 (E)	100	99
Verizon Master Trust Series, Ser 2025-9, Cl A1A
3.960%, 10/21/2030	110	110
VFI ABS LLC, Ser 2023-1A, Cl A
7.270%, 03/26/2029 (E)	6	6
Volvo Financial Equipment LLC Series, Ser 2025-2A, Cl A2
3.960%, 06/15/2028 (E)	70	70
Volvo Financial Equipment LLC, Ser 2025-1A, Cl A1
4.491%, 03/16/2026 (E)	20	20
Voya CLO, Ser 2015-3A, Cl A3R4
5.334%, TSFR3M + 1.450%, 10/20/2031 (A)(E)	1,000	1,000
Voya CLO, Ser 2017-3A, Cl A1RR
4.944%, TSFR3M + 1.060%, 04/20/2034 (A)(E)	375	375
Voya CLO, Ser 2018-1A, Cl A2R
5.446%, TSFR3M + 1.562%, 01/20/2031 (A)(E)	825	825
Wendy's Funding LLC, Ser 2019-1A, Cl A2I
3.783%, 06/15/2049 (E)	1,028	1,022
Westgate Resorts LLC, Ser 2023-1A, Cl B
6.440%, 12/20/2037 (E)	699	708
Willis Engine Structured Trust V, Ser 2020-A, Cl C
6.657%, 03/15/2045 (E)	191	188
Wind River CLO, Ser 2024-1A, Cl AR
5.234%, TSFR3M + 1.350%, 07/20/2035 (A)(E)	500	500

SEI Institutional Investments Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Wingstop Funding LLC, Ser 2020-1A, Cl A2
2.841%, 12/05/2050 (E)	$1,478	$1,427
		92,485

Total Asset-Backed Securities
(Cost $120,265) ($ Thousands)		121,007

CORPORATE OBLIGATIONS — 5.5%
Communication Services — 0.2%
NTT Finance
4.567%, 07/16/2027 (E)	250	252
Scripps Escrow II
3.875%, 01/15/2029 (E)	300	279
Univision Communications
8.000%, 08/15/2028 (E)	300	310

		841

Consumer Discretionary — 1.1%
American Honda Finance
4.550%, 07/09/2027	150	151
American Honda Finance MTN
2.300%, 09/09/2026	350	345
AutoZone
5.050%, 07/15/2026	150	151
BMW US Capital LLC
4.150%, 08/11/2027 (E)	150	151
1.250%, 08/12/2026 (E)	250	245
Caesars Entertainment
7.000%, 02/15/2030 (E)	300	311
Churchill Downs
4.750%, 01/15/2028 (E)	200	199
Daimler Truck Finance North America LLC
4.300%, 08/12/2027 (E)	150	151
Hyundai Capital America
5.450%, 06/24/2026 (E)	1,950	1,963
4.875%, 06/23/2027 (E)	125	126
Marriott International
4.200%, 07/15/2027	150	150
Mercedes-Benz Finance North America LLC
4.875%, 07/31/2026 (E)	250	251
QXO Building Products
6.750%, 04/30/2032 (E)	135	141
Specialty Building Products Holdings LLC
7.750%, 10/15/2029 (E)	425	420
Toyota Motor Credit
4.500%, 05/14/2027	175	177

		4,932

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Consumer Staples — 0.1%
Mars
4.450%, 03/01/2027 (E)	$245	$247

Energy — 0.2%
Ascent Resources Utica Holdings LLC
6.625%, 10/15/2032 (E)	266	272
Kodiak Gas Services LLC
6.750%, 10/01/2035 (E)	385	396
ONEOK
5.550%, 11/01/2026	200	202
Williams
5.400%, 03/02/2026	125	125

		995

Financials — 2.2%
Alliant Holdings Intermediate LLC
4.250%, 10/15/2027 (E)	500	493
Athene Global Funding
5.684%, 02/23/2026 (E)	300	301
5.349%, 07/09/2027 (E)	90	91
Bank of America
5.526%, 08/18/2026	250	252
4.623%, SOFRRATE + 1.110%, 05/09/2029 (A)	125	127
Bank of America MTN
3.500%, 04/19/2026	200	200
Bank of Montreal MTN
1.250%, 09/15/2026	300	294
Blackstone Holdings Finance LLC
5.900%, 11/03/2027 (E)	300	310
BroadStreet Partners
5.875%, 04/15/2029 (E)	600	599
Brookfield Property
4.500%, 04/01/2027 (E)	292	287
Canadian Imperial Bank of Commerce
5.237%, 06/28/2027	90	92
Capital One
3.450%, 07/27/2026	250	249
Cooperatieve Rabobank UA
4.372%, 05/27/2027	250	252
Corebridge Global Funding
5.750%, 07/02/2026 (E)	275	278
Deutsche Bank NY
5.246%, SOFRRATE + 1.219%, 11/16/2027 (A)	325	326
Equitable America Global Funding
3.950%, 09/15/2027 (E)	40	40
Equitable Financial Life Global Funding MTN
1.300%, 07/12/2026 (E)	200	197
Focus Financial Partners LLC
6.750%, 09/15/2031 (E)	270	279

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2025

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Goldman Sachs Bank USA NY
5.414%, SOFRRATE + 0.750%, 05/21/2027 (A)	$125	$126
JPMorgan Chase
4.940%, SOFRRATE + 0.885%, 04/22/2027 (A)	475	476
Lincoln Financial Global Funding
4.625%, 05/28/2028 (E)	150	151
Mitsubishi UFJ Financial Group
3.850%, 03/01/2026	275	275
Morgan Stanley
0.985%, SOFRRATE + 0.720%, 12/10/2026 (A)	225	225
Nasdaq
3.850%, 06/30/2026	200	200
Pacific Life Global Funding II
5.500%, 08/28/2026 (E)	125	126
PNC Bank
4.775%, SOFRRATE + 0.504%, 01/15/2027 (A)	250	250
Principal Life Global Funding II
3.000%, 04/18/2026 (E)	250	249
Ryan Specialty LLC
5.875%, 08/01/2032 (E)	146	149
Swedbank
6.136%, 09/12/2026 (E)	200	203
Toronto-Dominion Bank MTN
0.750%, 01/06/2026	500	498
Truist Bank
4.671%, SOFRRATE + 0.590%, 05/20/2027 (A)	250	251
UBS
4.864%, SOFRRATE + 0.720%, 01/10/2028 (A)	250	252
1.250%, 06/01/2026	275	271
USI
7.500%, 01/15/2032 (E)	500	521
Wells Fargo Bank
5.450%, 08/07/2026	250	252
4.811%, 01/15/2026	250	250
WEX
6.500%, 03/15/2033 (E)	250	255

		9,647

Health Care — 0.4%
Global Medical Response
7.375%, 10/01/2032 (E)	250	263
Grifols
4.750%, 10/15/2028 (E)	400	391
Medline Borrower LP
3.875%, 04/01/2029 (E)	125	121
Pfizer
3.875%, 11/15/2027	275	276

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Radiology Partners
8.500%, 07/15/2032 (E)	$250	$260
Stryker
4.550%, 02/10/2027	150	151
Team Health Holdings
8.375%, 06/30/2028 (E)	250	252

		1,714

Industrials — 0.5%
American Airlines
5.500%, 04/20/2026 (E)	33	34
Caterpillar Financial Services
4.500%, 01/07/2027	150	151
CP Atlas Buyer
12.750%, 01/15/2031 (E)	400	371
John Deere Capital
4.500%, 01/08/2027	150	151
SS&C Technologies
5.500%, 09/30/2027 (E)	300	300
Trident TPI Holdings
12.750%, 12/31/2028 (E)	675	679
Wilsonart LLC
11.000%, 08/15/2032 (E)	299	277

		1,963

Information Technology — 0.1%
Diebold Nixdorf
7.750%, 03/31/2030 (E)	500	531

Materials — 0.2%
Advancion Sciences
9.250%cash/0% PIK, 11/01/2026 (E)	1,041	909

Real Estate — 0.2%
Iron Mountain
4.875%, 09/15/2027 (E)	500	498
Kimco Realty OP LLC
3.250%, 08/15/2026	250	248

		746

Utilities — 0.3%
Alliant Energy Finance LLC
5.400%, 06/06/2027 (E)	100	101
Consumers Securitization Funding LLC
5.550%, 03/01/2028	30	31
DTE Electric
4.250%, 05/14/2027	80	81
Duke Energy
5.000%, 12/08/2025	250	250
Duke Energy Progress NC Storm Funding LLC
1.295%, 07/01/2028	209	202

SEI Institutional Investments Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Emera US Finance
3.550%, 06/15/2026	$125	$124
Georgia Power
4.423%, SOFRINDX + 0.280%, 09/15/2026 (A)	275	275
Southern Gas Capital
4.050%, 09/15/2028	55	55
Southwestern Electric Power
1.650%, 03/15/2026	175	174

		1,293

Total Corporate Obligations
(Cost $23,937) ($ Thousands)		23,818

U.S. TREASURY OBLIGATIONS — 1.4%
U.S. Treasury Bills
4.223%, 02/19/2026 (G)	525	521
4.001%, 12/26/2025 (G)	1,625	1,620
3.979%, 12/09/2025 (G)	2,200	2,198
3.876%, 12/30/2025 (G)	177	177
3.861%, 01/06/2026 (G)	1,448	1,442

Total U.S. Treasury Obligations
(Cost $5,958) ($ Thousands)		5,958

	Number of Warrants
WARRANTS — 0.2%
Air Methods
Strike Price $– *‡‡(C)(H)	5,986	1,102

Total Warrants
(Cost $110) ($ Thousands)		1,102

	Shares
COMMON STOCK — 0.1%
Air Methods *(C)(H)	2,388	440
Ambrosia Topco (C)	7,227	72

Total Common Stock
(Cost $109) ($ Thousands)		512

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BOND — 0.1%
Pennsylvania — 0.1%
Philadelphia Authority for Industrial Development, Ser A, RB
6.350%, 04/15/2028	$250	$259

Total Municipal Bond

(Cost $260) ($ Thousands)		259

	Shares
CASH EQUIVALENT — 4.5%
SEI Daily Income Trust, Government Fund, Institutional Class
3.950%**†	19,450,981	19,451
Total Cash Equivalent
(Cost $19,451) ($ Thousands)		19,451
	Face Amount (Thousands)
REPURCHASE AGREEMENT(I) — 2.0%
BNP Paribas
4.090%, dated 11/28/2025 to be repurchased on 12/01/2025, repurchase price $8,802,999 (collateralized by various U.S. Government Obligations, ranging in par value $1,000 - $7,404,761, 2.000% - 7.000%, 01/01/2028 – 11/01/2055; with total market value $8,946,375)	$8,800	8,800
Total Repurchase Agreement
(Cost $8,800) ($ Thousands)		8,800

Total Investments in Securities — 101.7%
(Cost $442,970) ($ Thousands)		$442,019

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2025

Opportunistic Income Fund (Concluded)

A list of the open futures contracts held by the Fund at November 30, 2025, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation(Thousands)
Long Contracts
U.S. 5-Year Treasury Note	8	Mar-2026	$878	$878	$–

Short Contracts
U.S. 2-Year Treasury Note	(38)	Mar-2026	$(7,939)	$(7,937)	$2
U.S. 10-Year Treasury Note	(16)	Mar-2026	(1,813)	(1,813)	–
			(9,752)	(9,750)	2
			$(8,874)	$(8,872)	$2

Percentages are based on Net Assets of $434,657 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of November 30, 2025.
†	Investment in Affiliated Security (see Note 6).
‡‡	Expiration date not available.
(A)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(B)	Unsettled bank loan. Interest rate may not be available.
(C)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(D)	No interest rate available.
(E)

Security, or a portion thereof, exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On November 30, 2025, the value of these securities amounted to $217,869 ($ Thousands), representing 50.1% of the Net Assets of the Fund.

(F)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(G)	Interest rate represents the security's effective yield at the time of purchase.
(H)

Security considered restricted, excluding 144A. The total market value of such securities as of November 30, 2025 was $1,542 ($ Thousands) and represented 0.4% of the Net Assets of the Fund. See table below for acquisition dates and acquisition cost.

(I)	Tri-Party Repurchase Agreement.

The following is a summary of the level of inputs used as of November 30, 2025, in valuing the Fund's investments and other financial instruments carried at value ($ Thousands):
Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)(1)	Total ($)
Loan Participations	–	133,815	2,695	136,510
Mortgage-Backed Securities	–	124,602	–	124,602
Asset-Backed Securities	–	121,007	–	121,007
Corporate Obligations	–	23,818	–	23,818
U.S. Treasury Obligations	–	5,958	–	5,958
Warrants	–	–	1,102	1,102
Common Stock	–	–	512	512
Municipal Bond	–	259	–	259
Cash Equivalent	19,451	–	–	19,451
Repurchase Agreement	–	8,800	–	8,800
Total Investments in Securities	19,451	418,259	4,309	442,019

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	2	–	–	2
Unrealized Depreciation	–	–	–	–
Total Other Financial Instruments	2	–	–	2

*	Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

SEI Institutional Investments Trust

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value ($ Thousands):

	Investments in Loan Participations	Investments in Warrants	Investments in Common Stock
Balance as of May 31, 2025	$7,447	$820	$403
Accrued discounts/premiums	1	–	–
Realized gain/(loss)	(1)	–	–
Change in unrealized appreciation/(depreciation)	(152)	282	109
Purchases	1	–	–
Sales	(1,066)	–	–
Net transfer into Level 3	2,341	–	–
Net transfer out of Level 3	(5,876)	–	–
Ending Balance as of November 30, 2025(1)	$2,695	$1,102	$512
Changes in unrealized gains/(losses) included in earnings related to securities still held at reporting date	$(387)	$282	$108

(1) Of the $4,309 ($ Thousands) in Level 3 securities as of November 30, 2025, $1,633 ($ Thousands) or 0.4% of the Net Assets of the Fund are not valued via third party pricing vendors and broker quotes. If significant, the disclosure of the unobservable inputs and the interrelationships and sensitivity between these inputs are required for those Level 3 securities that are not valued by third party pricing vendors or broker quotes.

For the period ended November 30, 2025, transfers in or out of Level 3 were due to the availability or lack of availability of observable inputs to determine fair value.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

The following is a summary of the Fund’s transactions with affiliates for the period ended November 30, 2025 ($ Thousands):

Security Description	Value 5/31/2025	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 11/30/2025	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$16,675	$88,882	$(86,106)	$—	$—	$19,451	$380	$—

A list of the restricted securities, excluding 144a, held by the Fund at November 30, 2025, is as follows:

Description	Number of Warrants/Shares	Acquisition Date	Cost ($ Thousands)	Market Value ($ Thousands)
Warrants
Air Methods	$5,986	03/27/2025	$110	$1,102
Common Stock
Air Methods	2,388	01/09/2024	32	440
			$142	$1,542

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2025

Core Fixed Income Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES — 38.6%
Agency Mortgage-Backed Obligations — 32.8%
FHLMC
7.500%, 08/01/2030 to 06/01/2032	$26	$27
7.000%, 03/01/2031 to 03/01/2039	21	23
6.500%, 10/01/2031 to 10/01/2055	11,178	11,830
6.000%, 08/01/2038 to 07/01/2055	101,125	104,630
5.500%, 02/01/2035 to 09/01/2055	89,480	91,221
5.000%, 08/01/2033 to 05/01/2055	50,032	50,165
4.500%, 06/01/2039 to 12/01/2054	60,715	59,835
4.000%, 09/01/2040 to 02/01/2053	49,275	47,514
3.500%, 04/01/2033 to 11/01/2052	48,542	45,571
3.000%, 08/01/2031 to 06/01/2052	124,098	112,273
2.500%, 10/01/2031 to 05/01/2052	199,489	173,257
2.000%, 01/01/2037 to 05/01/2052	147,041	123,838
FHLMC ARM
7.330%, RFUCCT1Y + 2.330%, 05/01/2036(A)	23	23
6.837%, RFUCCT1Y + 1.926%, 12/01/2036(A)	19	19
6.345%, RFUCCT1Y + 1.595%, 10/01/2036(A)	9	9
5.945%, RFUCCT1Y + 1.640%, 11/01/2048(A)	577	603
5.604%, SOFR30A + 2.330%, 07/01/2055(A)	2,230	2,266
5.435%, SOFR30A + 2.090%, 05/01/2055(A)	785	800
5.431%, SOFR30A + 2.330%, 08/01/2055(A)	1,920	1,950
5.337%, SOFR30A + 2.330%, 08/01/2055(A)	1,494	1,518
5.321%, SOFR30A + 2.105%, 08/01/2055(A)	1,215	1,239
5.310%, SOFR30A + 2.075%, 07/01/2055(A)	1,327	1,350
5.263%, SOFR30A + 2.075%, 07/01/2055(A)	3,301	3,355
5.190%, SOFR30A + 2.200%, 06/01/2055(A)	1,998	2,028
5.144%, SOFR30A + 2.060%, 01/01/2055 to 07/01/2055 (A)	7,451	7,552
5.111%, SOFR30A + 2.162%, 06/01/2055(A)	1,241	1,257
5.099%, SOFR30A + 2.229%, 06/01/2055(A)	6,440	6,527
5.086%, SOFR30A + 2.095%, 11/01/2055(A)	3,415	3,451
5.078%, SOFR30A + 2.060%, 08/01/2055(A)	1,459	1,477
5.077%, SOFR30A + 2.187%, 08/01/2055(A)	673	683
5.013%, SOFR30A + 2.060%, 06/01/2055(A)	2,579	2,609

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
4.992%, SOFR30A + 2.259%, 02/01/2054(A)	$866	$878
4.977%, SOFR30A + 2.060%, 07/01/2055(A)	719	728
4.914%, RFUCCT1Y + 1.618%, 11/01/2047(A)	592	608
4.847%, SOFR30A + 2.246%, 06/01/2055(A)	–	–
4.806%, SOFR30A + 2.151%, 01/01/2055(A)	2,309	2,335
4.762%, SOFR30A + 2.335%, 10/01/2054(A)	1,949	1,967
4.628%, SOFR30A + 2.352%, 03/01/2053(A)	2,735	2,736
4.201%, SOFR30A + 2.307%, 05/01/2053(A)	3,186	3,200
3.948%, SOFR30A + 2.140%, 08/01/2052(A)	–	–
3.271%, H15T5Y + 1.287%, 03/01/2047(A)	350	346
3.092%, RFUCCT1Y + 1.621%, 02/01/2050(A)	1,701	1,723
3.006%, RFUCCT1Y + 1.627%, 11/01/2048(A)	2,028	2,013
2.773%, RFUCCT1Y + 1.635%, 12/01/2050(A)	160	153
FHLMC Multiclass Certificates, Ser 2020-RR02, Cl BX, IO
1.666%, 08/27/2028(A)	2,000	78
FHLMC Multiclass Certificates, Ser 2021-P009, Cl A2
1.878%, 01/25/2031	975	885
FHLMC Multifamily Structured Pass Through Certificates, Ser 151, Cl X1, IO
0.330%, 10/25/2032(A)	18,953	258
FHLMC Multifamily Structured Pass Through Certificates, Ser 1519, Cl X1, IO
0.685%, 12/25/2035(A)	16,237	685
FHLMC Multifamily Structured Pass Through Certificates, Ser 152, Cl X1, IO
0.302%, 11/25/2032(A)	14,636	180
FHLMC Multifamily Structured Pass Through Certificates, Ser 1520, Cl X1, IO
0.576%, 02/25/2036(A)	4,944	168
FHLMC Multifamily Structured Pass Through Certificates, Ser 154, Cl X1, IO
0.526%, 01/25/2033(A)	6,795	167
FHLMC Multifamily Structured Pass Through Certificates, Ser K093, Cl X1, IO
1.078%, 05/25/2029(A)	3,652	99
FHLMC Multifamily Structured Pass Through Certificates, Ser K094, Cl X1, IO
1.008%, 06/25/2029(A)	2,907	77

SEI Institutional Investments Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FHLMC Multifamily Structured Pass Through Certificates, Ser K094, Cl XAM, IO
1.281%, 06/25/2029(A)	$6,800	$254
FHLMC Multifamily Structured Pass Through Certificates, Ser K106, Cl X1, IO
1.437%, 01/25/2030(A)	3,252	154
FHLMC Multifamily Structured Pass Through Certificates, Ser K120, Cl X1, IO
1.123%, 10/25/2030(A)	5,363	217
FHLMC Multifamily Structured Pass Through Certificates, Ser K128, Cl X1, IO
0.605%, 03/25/2031(A)	17,829	394
FHLMC Multifamily Structured Pass Through Certificates, Ser K133, Cl X1, IO
0.441%, 09/25/2031(A)	15,550	272
FHLMC Multifamily Structured Pass Through Certificates, Ser K136, Cl X1, IO
0.491%, 12/25/2031(A)	8,693	147
FHLMC Multifamily Structured Pass Through Certificates, Ser K142, Cl X1, IO
0.403%, 03/25/2032(A)	6,780	116
FHLMC Multifamily Structured Pass Through Certificates, Ser K143, Cl X1, IO
0.451%, 04/25/2055(A)	6,962	139
FHLMC Multifamily Structured Pass Through Certificates, Ser K145, Cl X1, IO
0.430%, 05/25/2032(A)	7,962	154
FHLMC Multifamily Structured Pass Through Certificates, Ser K147, Cl X1, IO
0.499%, 06/25/2032(A)	11,290	259
FHLMC Multifamily Structured Pass Through Certificates, Ser K149, Cl X1, IO
0.404%, 08/25/2032(A)	11,231	203
FHLMC Multifamily Structured Pass Through Certificates, Ser K540, Cl AS
4.722%, SOFR30A + 0.520%, 11/25/2029(A)	1,933	1,930
FHLMC Multifamily Structured Pass Through Certificates, Ser K742, Cl X1, IO
0.856%, 03/25/2028(A)	6,079	57
FHLMC Multifamily Structured Pass Through Certificates, Ser K745, Cl A1
0.836%, 06/25/2028	328	325
FHLMC Multifamily Structured Pass Through Certificates, Ser KC05, Cl X1, IO
1.341%, 06/25/2027(A)	1,421	14
FHLMC Multifamily Structured Pass Through Certificates, Ser Q032, Cl A
4.950%, 11/25/2054(A)	2,273	2,310
FHLMC Reference REMIC CMO, Ser 2006-R007, Cl ZA
6.000%, 05/15/2036	324	342
FHLMC REMIC CMO, Ser 1999-2174, Cl PN
6.000%, 07/15/2029	3	3

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FHLMC REMIC CMO, Ser 2001-2312, Cl Z
6.500%, 05/15/2031	$20	$21
FHLMC REMIC CMO, Ser 2002-2399, Cl XG
6.500%, 01/15/2032	9	9
FHLMC REMIC CMO, Ser 2003-2671, Cl S
6.955%, 09/15/2033(A)	14	15
FHLMC REMIC CMO, Ser 2003-2684, Cl ZN
4.000%, 10/15/2033	29	29
FHLMC REMIC CMO, Ser 2004-2733, Cl ME
5.000%, 01/15/2034	64	66
FHLMC REMIC CMO, Ser 2007-3316, Cl JO, PO
0.000%, 05/15/2037(B)	2	1
FHLMC REMIC CMO, Ser 2009-3546, Cl A
6.130%, 02/15/2039(A)	21	21
FHLMC REMIC CMO, Ser 2010-3693, Cl FC
4.757%, SOFR30A + 0.614%, 07/15/2040(A)	439	437
FHLMC REMIC CMO, Ser 2011-3866, Cl SA, IO
1.694%, 05/15/2041(A)	185	15
FHLMC REMIC CMO, Ser 2011-3919, Cl FA
4.757%, SOFR30A + 0.614%, 09/15/2041(A)	427	424
FHLMC REMIC CMO, Ser 2011-3958, Cl AF
4.707%, SOFR30A + 0.564%, 11/15/2041(A)	395	392
FHLMC REMIC CMO, Ser 2011-3975, Cl FA
4.747%, SOFR30A + 0.604%, 12/15/2041(A)	363	361
FHLMC REMIC CMO, Ser 2012-3990, Cl FG
4.707%, SOFR30A + 0.564%, 01/15/2042(A)	450	447
FHLMC REMIC CMO, Ser 2012-4010, Cl KM
3.000%, 01/15/2042	146	140
FHLMC REMIC CMO, Ser 2012-4030, Cl HS, IO
2.354%, 04/15/2042(A)	19	2
FHLMC REMIC CMO, Ser 2012-4059, Cl FP
4.707%, SOFR30A + 0.564%, 06/15/2042(A)	538	533
FHLMC REMIC CMO, Ser 2012-4091, Cl BX
3.250%, 10/15/2041	899	859
FHLMC REMIC CMO, Ser 2012-4091, Cl EX
3.375%, 07/15/2042	591	564
FHLMC REMIC CMO, Ser 2012-4091, Cl FN
4.657%, SOFR30A + 0.514%, 08/15/2042(A)	522	516
FHLMC REMIC CMO, Ser 2012-4091, Cl MX
3.250%, 02/15/2042	677	643
FHLMC REMIC CMO, Ser 2012-4102, Cl TC
2.500%, 09/15/2041	393	385

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2025

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FHLMC REMIC CMO, Ser 2012-4117, Cl HB
2.500%, 10/15/2042	$599	$546
FHLMC REMIC CMO, Ser 2013-4160, Cl HP
2.500%, 01/15/2033	579	560
FHLMC REMIC CMO, Ser 2013-4161, Cl BA
2.500%, 12/15/2041	806	793
FHLMC REMIC CMO, Ser 2013-4184, Cl FN
4.607%, SOFR30A + 0.464%, 03/15/2043(A)	342	337
FHLMC REMIC CMO, Ser 2013-4205, Cl PA
1.750%, 05/15/2043	441	391
FHLMC REMIC CMO, Ser 2013-4210, Cl Z
3.000%, 05/15/2043	541	462
FHLMC REMIC CMO, Ser 2013-4240, Cl FA
4.757%, SOFR30A + 0.614%, 08/15/2043(A)	1,672	1,657
FHLMC REMIC CMO, Ser 2013-4281, Cl FA
4.657%, SOFR30A + 0.514%, 12/15/2043(A)	307	304
FHLMC REMIC CMO, Ser 2014-4290, Cl LF
4.657%, SOFR30A + 0.514%, 07/15/2035(A)	745	740
FHLMC REMIC CMO, Ser 2014-4303, Cl FA
4.607%, SOFR30A + 0.464%, 02/15/2044(A)	478	472
FHLMC REMIC CMO, Ser 2015-4427, Cl CE
3.000%, 02/15/2034	126	124
FHLMC REMIC CMO, Ser 2015-4446, Cl CP
2.250%, 03/15/2045	767	698
FHLMC REMIC CMO, Ser 2016-4582, Cl HA
3.000%, 09/15/2045	2,779	2,648
FHLMC REMIC CMO, Ser 2016-4587, Cl AF
4.607%, SOFR30A + 0.464%, 06/15/2046(A)	879	873
FHLMC REMIC CMO, Ser 2016-4604, Cl FB
4.657%, SOFR30A + 0.514%, 08/15/2046(A)	2,199	2,181
FHLMC REMIC CMO, Ser 2016-4611, Cl BF
4.657%, SOFR30A + 0.514%, 06/15/2041(A)	5,487	5,441
FHLMC REMIC CMO, Ser 2016-4620, Cl LF
4.657%, SOFR30A + 0.514%, 10/15/2046(A)	926	919
FHLMC REMIC CMO, Ser 2016-4628, Cl KF
4.757%, SOFR30A + 0.614%, 01/15/2055(A)	892	876
FHLMC REMIC CMO, Ser 2017-4709, Cl FA
4.557%, SOFR30A + 0.414%, 08/15/2047(A)	575	568
FHLMC REMIC CMO, Ser 2017-4719, Cl LA
3.500%, 09/15/2047	989	939
FHLMC REMIC CMO, Ser 2017-4719, Cl LM
3.000%, 09/15/2047	639	588

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FHLMC REMIC CMO, Ser 2017-4742, Cl PA
3.000%, 10/15/2047	$1,016	$945
FHLMC REMIC CMO, Ser 2018-4753, Cl BD
3.000%, 01/15/2048	678	618
FHLMC REMIC CMO, Ser 2018-4813, Cl CJ
3.000%, 08/15/2048	244	220
FHLMC REMIC CMO, Ser 2018-4826, Cl KF
4.557%, SOFR30A + 0.414%, 09/15/2048(A)	563	552
FHLMC REMIC CMO, Ser 2018-4854, Cl FB
4.557%, SOFR30A + 0.414%, 01/15/2049(A)	1,454	1,438
FHLMC REMIC CMO, Ser 2018-4857, Cl JA
3.350%, 01/15/2049	2,371	2,302
FHLMC REMIC CMO, Ser 2019-4879, Cl BC
3.000%, 04/15/2049	107	98
FHLMC REMIC CMO, Ser 2019-4880, Cl DA
3.000%, 05/15/2050	932	875
FHLMC REMIC CMO, Ser 2019-4903, Cl NF
4.586%, SOFR30A + 0.514%, 08/25/2049(A)	500	493
FHLMC REMIC CMO, Ser 2019-4927, Cl BG
3.000%, 11/25/2049	1,115	1,041
FHLMC REMIC CMO, Ser 2019-4937, Cl MD
2.500%, 10/25/2049	1,089	981
FHLMC REMIC CMO, Ser 2019-4940, Cl AG
3.000%, 05/15/2040	675	648
FHLMC REMIC CMO, Ser 2019-4941, Cl GA
2.000%, 12/15/2047	638	545
FHLMC REMIC CMO, Ser 2020-4954, Cl LB
2.500%, 02/25/2050	452	404
FHLMC REMIC CMO, Ser 2020-4957, Cl MY
3.000%, 02/25/2050	790	675
FHLMC REMIC CMO, Ser 2020-4980, Cl KI, IO
4.500%, 06/25/2050	3,300	773
FHLMC REMIC CMO, Ser 2020-4988, Cl KF
4.536%, SOFR30A + 0.464%, 07/25/2050(A)	870	861
FHLMC REMIC CMO, Ser 2020-4991, Cl QV
2.000%, 09/25/2045	443	384
FHLMC REMIC CMO, Ser 2020-4993, Cl KF
4.636%, SOFR30A + 0.564%, 07/25/2050(A)	5,186	5,053
FHLMC REMIC CMO, Ser 2020-4995, Cl IC, IO
4.500%, 07/25/2050	1,335	200
FHLMC REMIC CMO, Ser 2020-5004, Cl FM
4.536%, SOFR30A + 0.464%, 08/25/2050(A)	1,047	1,013
FHLMC REMIC CMO, Ser 2020-5012, Cl BI, IO
4.000%, 09/25/2050	5,068	1,045

SEI Institutional Investments Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FHLMC REMIC CMO, Ser 2020-5020, Cl ET
3.500%, 10/25/2050	$966	$899
FHLMC REMIC CMO, Ser 2020-5058, Cl BC
5.000%, 11/25/2050	712	713
FHLMC REMIC CMO, Ser 2021-5070, Cl DI, IO
4.000%, 02/25/2051	4,623	936
FHLMC REMIC CMO, Ser 2021-5091, Cl AB
1.500%, 03/25/2051	1,734	1,440
FHLMC REMIC CMO, Ser 2021-5092, Cl AP
2.000%, 04/25/2041	579	515
FHLMC REMIC CMO, Ser 2021-5092, Cl HE
2.000%, 02/25/2051	1,153	987
FHLMC REMIC CMO, Ser 2021-5114, Cl AD
1.500%, 08/25/2047	7,419	6,504
FHLMC REMIC CMO, Ser 2021-5118, Cl CA
1.500%, 10/15/2033	1,135	1,061
FHLMC REMIC CMO, Ser 2021-5119, Cl QF
4.272%, SOFR30A + 0.200%, 06/25/2051(A)	1,559	1,483
FHLMC REMIC CMO, Ser 2022-5200, Cl KQ
3.000%, 09/25/2049	131	124
FHLMC REMIC CMO, Ser 2022-5202, Cl BH
2.000%, 12/25/2047	687	639
FHLMC REMIC CMO, Ser 2022-5202, Cl KA
2.500%, 06/25/2049	1,097	999
FHLMC REMIC CMO, Ser 2022-5202, Cl TA
2.500%, 12/25/2048	2,376	2,209
FHLMC REMIC CMO, Ser 2022-5207, Cl PA
3.000%, 06/25/2051	1,526	1,392
FHLMC REMIC CMO, Ser 2022-5217, Cl CD
2.500%, 07/25/2049	1,289	1,217
FHLMC REMIC CMO, Ser 2022-5220, Cl QK
3.500%, 09/25/2050	2,139	2,082
FHLMC REMIC CMO, Ser 2022-5224, Cl HL
4.000%, 04/25/2052	2,000	1,886
FHLMC REMIC CMO, Ser 2022-5228, Cl TN
3.500%, 07/25/2039	734	714
FHLMC REMIC CMO, Ser 2023-5293, Cl IO, IO
2.000%, 03/25/2051	4,972	627
FHLMC REMIC CMO, Ser 2023-5335, Cl FB
4.957%, SOFR30A + 0.814%, 10/15/2039(A)	1,976	1,983
FHLMC REMIC CMO, Ser 2024-5396, Cl HF
5.022%, SOFR30A + 0.950%, 04/25/2054(A)	2,573	2,583
FHLMC REMIC CMO, Ser 2024-5399, Cl FB
4.972%, SOFR30A + 0.900%, 04/25/2054(A)	1,525	1,522
FHLMC REMIC CMO, Ser 2024-5410, Cl JY
3.000%, 03/15/2044	1,201	1,049

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FHLMC REMIC CMO, Ser 2024-5451, Cl FD
4.657%, SOFR30A + 0.514%, 01/15/2044(A)	$938	$928
FHLMC REMIC CMO, Ser 2024-5452, Cl KY
3.000%, 03/15/2044	1,400	1,236
FHLMC REMIC CMO, Ser 2024-5473, Cl BF
5.372%, SOFR30A + 1.300%, 11/25/2054(A)	1,978	1,981
FHLMC REMIC CMO, Ser 2025-5529, Cl HA
3.000%, 03/15/2043	944	903
FHLMC REMIC CMO, Ser 2025-5565, Cl QA
4.500%, 08/25/2055	4,740	4,740
FHLMC STRIPS CMO, Ser 2012-264, Cl 30
3.000%, 07/15/2042	1,230	1,144
FHLMC STRIPS CMO, Ser 2012-271, Cl 30
3.000%, 08/15/2042	618	578
FHLMC STRIPS CMO, Ser 2014-326, Cl F2
4.807%, SOFR30A + 0.664%, 03/15/2044(A)	746	744
FHLMC STRIPS CMO, Ser 2017-356, Cl 300
3.000%, 09/15/2047	1,683	1,541
FNMA
8.000%, 01/01/2030 to 06/01/2031	7	7
7.500%, 02/01/2031 to 11/01/2038	45	47
7.000%, 09/01/2026 to 01/01/2039	215	227
6.500%, 05/01/2027 to 11/01/2055	10,272	10,857
6.000%, 02/01/2032 to 11/01/2055	81,956	84,680
5.500%, 12/01/2033 to 07/01/2055	153,074	155,733
5.350%, 07/01/2033	100	103
5.000%, 05/01/2034 to 05/01/2055	81,705	81,951
4.500%, 11/01/2031 to 01/01/2059	91,443	90,215
4.270%, 10/01/2032	191	191
4.200%, 01/01/2029	1,665	1,676
4.000%, 01/01/2027 to 09/01/2062	116,068	111,891
3.500%, 07/01/2031 to 09/01/2052	78,145	73,112
3.310%, 03/01/2028	1,822	1,801
3.000%, 05/01/2029 to 07/01/2060	259,699	236,810
2.500%, 03/01/2035 to 09/01/2061	158,376	137,722
2.435%, 10/01/2051	4,742	3,075
2.000%, 05/01/2036 to 04/01/2052	206,835	173,255
1.850%, 09/01/2035	940	836
1.790%, 08/01/2031	1,417	1,243
FNMA ACES, Ser 2016-M11, Cl AL
2.944%, 07/25/2039	91	85
FNMA ACES, Ser 2018-M15, Cl 1A2
3.700%, 01/25/2036	600	577
FNMA ACES, Ser 2019-M4, Cl A2
3.610%, 02/25/2031	280	274
FNMA ARM
6.059%, RFUCCT1Y + 1.559%, 12/01/2035(A)	7	7
5.961%, RFUCCT1Y + 1.604%, 03/01/2050(A)	1,376	1,434

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2025

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
5.598%, SOFR30A + 2.088%, 12/01/2053(A)	$1,343	$1,362
5.592%, SOFR30A + 2.060%, 08/01/2055(A)	2,145	2,186
5.396%, SOFR30A + 2.332%, 08/01/2054(A)	2,932	2,989
5.371%, SOFR30A + 2.060%, 05/01/2055(A)	–	–
5.053%, SOFR30A + 2.085%, 07/01/2055(A)	2,157	2,194
5.014%, SOFR30A + 2.050%, 08/01/2055(A)	754	765
4.967%, SOFR30A + 2.310%, 05/01/2055(A)	1,965	1,991
4.943%, SOFR30A + 2.164%, 04/01/2055(A)	1,684	1,706
4.860%, SOFR30A + 2.277%, 07/01/2054(A)	4,467	4,525
4.673%, SOFR30A + 2.297%, 04/01/2053(A)	8,548	8,667
4.635%, SOFR30A + 2.129%, 08/01/2052(A)	1,128	1,137
4.602%, SOFR30A + 2.123%, 08/01/2052(A)	1,724	1,729
4.593%, SOFR30A + 2.127%, 08/01/2052(A)	2,166	2,182
4.534%, SOFR30A + 2.330%, 04/01/2053(A)	6,994	6,995
4.360%, SOFR30A + 2.161%, 01/01/2055(A)	2,098	2,123
4.359%, SOFR30A + 2.125%, 07/01/2052(A)	2,032	2,037
4.132%, SOFR30A + 2.129%, 11/01/2052(A)	1,306	1,320
4.130%, SOFR30A + 2.134%, 10/01/2052(A)	3,902	3,950
4.102%, SOFR30A + 2.120%, 09/01/2052(A)	1,543	1,579
2.753%, RFUCCT1Y + 1.606%, 06/01/2050(A)	761	739
FNMA Interest STRIPS CMO, Ser 2002-323, Cl 16, IO
7.000%, 01/25/2032	39	3
FNMA Interest STRIPS CMO, Ser 2003-334, Cl 16, IO
6.500%, 02/25/2033	61	7
FNMA Interest STRIPS CMO, Ser 2022-426, Cl C39, IO
2.000%, 09/25/2051	8,339	1,036
FNMA Interest STRIPS CMO, Ser 2022-426, Cl C43, IO
2.000%, 07/25/2050	7,240	910

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FNMA Interest STRIPS CMO, Ser 2022-426, Cl C44, IO
2.000%, 03/25/2052	$17,489	$2,217
FNMA Interest STRIPS CMO, Ser 2022-426, Cl C45, IO
2.000%, 07/25/2051	19,951	2,494
FNMA Interest STRIPS CMO, Ser 2024-440, Cl C6, IO
2.000%, 10/25/2052	14,317	1,835
FNMA REMIC CMO, Ser 1997-32, Cl PG
6.500%, 04/25/2027	–	–
FNMA REMIC CMO, Ser 1999-11, Cl Z
5.500%, 03/25/2029	17	17
FNMA REMIC CMO, Ser 2001-52, Cl YZ
6.500%, 10/25/2031	5	5
FNMA REMIC CMO, Ser 2003-124, Cl TS
9.800%, 01/25/2034(A)	3	3
FNMA REMIC CMO, Ser 2005-29, Cl ZA
5.500%, 04/25/2035	142	147
FNMA REMIC CMO, Ser 2006-125, Cl SM, IO
3.014%, 01/25/2037(A)	136	16
FNMA REMIC CMO, Ser 2006-33, Cl LS
11.312%, 05/25/2036(A)	18	22
FNMA REMIC CMO, Ser 2006-46, Cl SW
8.850%, 06/25/2036(A)	16	17
FNMA REMIC CMO, Ser 2006-51, Cl SP, IO
2.464%, 03/25/2036(A)	9	–
FNMA REMIC CMO, Ser 2007-64, Cl FA
4.656%, SOFR30A + 0.584%, 07/25/2037(A)	3	3
FNMA REMIC CMO, Ser 2007-68, Cl SC, IO
2.514%, 07/25/2037(A)	54	6
FNMA REMIC CMO, Ser 2008-24, Cl NA
6.750%, 06/25/2037	3	3
FNMA REMIC CMO, Ser 2009-103, Cl MB
6.556%, 12/25/2039(A)	31	31
FNMA REMIC CMO, Ser 2009-86, Cl BO, PO
0.000%, 03/25/2037(B)	191	172
FNMA REMIC CMO, Ser 2010-107, Cl FB
4.596%, SOFR30A + 0.524%, 09/25/2040(A)	404	401
FNMA REMIC CMO, Ser 2010-111, Cl KF
4.586%, SOFR30A + 0.514%, 10/25/2040(A)	2,705	2,690
FNMA REMIC CMO, Ser 2010-123, Cl PM
4.000%, 07/25/2040	310	309
FNMA REMIC CMO, Ser 2011-117, Cl AF
4.636%, SOFR30A + 0.564%, 11/25/2041(A)	360	357
FNMA REMIC CMO, Ser 2011-117, Cl FA
4.636%, SOFR30A + 0.564%, 11/25/2041(A)	843	836

SEI Institutional Investments Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FNMA REMIC CMO, Ser 2011-127, Cl FC
4.636%, SOFR30A + 0.564%, 12/25/2041(A)	$389	$385
FNMA REMIC CMO, Ser 2011-142, Cl EF
4.686%, SOFR30A + 0.614%, 01/25/2042(A)	439	437
FNMA REMIC CMO, Ser 2011-2, Cl WA
5.815%, 02/25/2051(A)	22	23
FNMA REMIC CMO, Ser 2011-55, Cl FH
4.626%, SOFR30A + 0.554%, 06/25/2041(A)	331	329
FNMA REMIC CMO, Ser 2011-75, Cl FA
4.736%, SOFR30A + 0.664%, 08/25/2041(A)	11	11
FNMA REMIC CMO, Ser 2012-106, Cl FA
4.526%, SOFR30A + 0.454%, 10/25/2042(A)	339	335
FNMA REMIC CMO, Ser 2012-118, Cl VZ
3.000%, 11/25/2042	629	585
FNMA REMIC CMO, Ser 2012-12, Cl FA
4.686%, SOFR30A + 0.614%, 02/25/2042(A)	386	383
FNMA REMIC CMO, Ser 2012-151, Cl NX
1.500%, 01/25/2043	508	448
FNMA REMIC CMO, Ser 2012-28, Cl B
6.500%, 06/25/2039	1	1
FNMA REMIC CMO, Ser 2012-46, Cl BA
6.000%, 05/25/2042	165	175
FNMA REMIC CMO, Ser 2012-47, Cl JF
4.686%, SOFR30A + 0.614%, 05/25/2042(A)	519	515
FNMA REMIC CMO, Ser 2013-101, Cl BO, PO
0.000%, 10/25/2043(B)	429	331
FNMA REMIC CMO, Ser 2013-101, Cl CO, PO
0.000%, 10/25/2043(B)	935	716
FNMA REMIC CMO, Ser 2013-11, Cl AP
1.500%, 01/25/2043	1,212	1,121
FNMA REMIC CMO, Ser 2013-43, Cl BP
1.750%, 05/25/2043	535	474
FNMA REMIC CMO, Ser 2013-49, Cl AP
1.750%, 05/25/2043	479	421
FNMA REMIC CMO, Ser 2013-9, Cl BC
6.500%, 07/25/2042	393	420
FNMA REMIC CMO, Ser 2013-9, Cl CB
5.500%, 04/25/2042	407	422
FNMA REMIC CMO, Ser 2014-25, Cl EL
3.000%, 05/25/2044	885	822
FNMA REMIC CMO, Ser 2014-74, Cl FC
4.586%, SOFR30A + 0.514%, 11/25/2044(A)	481	475
FNMA REMIC CMO, Ser 2015-32, Cl FA
4.486%, SOFR30A + 0.414%, 05/25/2045(A)	835	819

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FNMA REMIC CMO, Ser 2015-39, Cl LZ
3.000%, 06/25/2045	$38	$35
FNMA REMIC CMO, Ser 2015-48, Cl FB
4.486%, SOFR30A + 0.414%, 07/25/2045(A)	995	976
FNMA REMIC CMO, Ser 2015-65, Cl CZ
3.500%, 09/25/2045	572	507
FNMA REMIC CMO, Ser 2015-72, Cl GL
3.000%, 10/25/2045	668	595
FNMA REMIC CMO, Ser 2015-8, Cl AP
2.000%, 03/25/2045	1,498	1,362
FNMA REMIC CMO, Ser 2015-84, Cl PA
1.700%, 08/25/2033	1,042	987
FNMA REMIC CMO, Ser 2016-11, Cl CF
4.536%, SOFR30A + 0.464%, 03/25/2046(A)	399	395
FNMA REMIC CMO, Ser 2016-11, Cl FG
4.536%, SOFR30A + 0.464%, 03/25/2046(A)	535	529
FNMA REMIC CMO, Ser 2016-19, Cl FD
4.586%, SOFR30A + 0.514%, 04/25/2046(A)	2,897	2,877
FNMA REMIC CMO, Ser 2016-22, Cl FA
4.586%, SOFR30A + 0.514%, 04/25/2046(A)	1,052	1,043
FNMA REMIC CMO, Ser 2016-22, Cl FG
4.586%, SOFR30A + 0.514%, 04/25/2046(A)	922	914
FNMA REMIC CMO, Ser 2016-48, Cl MA
2.000%, 06/25/2038	1,545	1,457
FNMA REMIC CMO, Ser 2016-57, Cl PC
1.750%, 06/25/2046	2,839	2,461
FNMA REMIC CMO, Ser 2016-64, Cl BC
1.750%, 09/25/2046	1,058	996
FNMA REMIC CMO, Ser 2016-69, Cl BF
4.586%, SOFR30A + 0.514%, 10/25/2046(A)	1,003	995
FNMA REMIC CMO, Ser 2016-75, Cl FE
4.586%, SOFR30A + 0.514%, 10/25/2046(A)	761	756
FNMA REMIC CMO, Ser 2016-78, Cl FA
4.586%, SOFR30A + 0.514%, 03/25/2044(A)	404	400
FNMA REMIC CMO, Ser 2016-79, Cl FH
4.586%, SOFR30A + 0.514%, 11/25/2046(A)	773	767
FNMA REMIC CMO, Ser 2016-82, Cl FE
4.586%, SOFR30A + 0.514%, 11/25/2046(A)	1,684	1,672
FNMA REMIC CMO, Ser 2016-82, Cl FH
4.586%, SOFR30A + 0.514%, 11/25/2046(A)	1,313	1,302

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2025

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FNMA REMIC CMO, Ser 2016-84, Cl FB
4.586%, SOFR30A + 0.514%, 11/25/2046(A)	$629	$624
FNMA REMIC CMO, Ser 2016-86, Cl FE
4.586%, SOFR30A + 0.514%, 11/25/2046(A)	1,641	1,627
FNMA REMIC CMO, Ser 2016-88, Cl CF
4.636%, SOFR30A + 0.564%, 12/25/2046(A)	1,102	1,095
FNMA REMIC CMO, Ser 2016-91, Cl AF
4.586%, SOFR30A + 0.514%, 12/25/2046(A)	682	678
FNMA REMIC CMO, Ser 2017-11, Cl FA
4.586%, SOFR30A + 0.514%, 03/25/2047(A)	314	312
FNMA REMIC CMO, Ser 2017-113, Cl FB
4.436%, SOFR30A + 0.364%, 01/25/2048(A)	331	327
FNMA REMIC CMO, Ser 2017-12, Cl FD
4.586%, SOFR30A + 0.514%, 03/25/2047(A)	746	740
FNMA REMIC CMO, Ser 2017-13, Cl PA
3.000%, 08/25/2046	574	544
FNMA REMIC CMO, Ser 2017-23, Cl FA
4.586%, SOFR30A + 0.514%, 04/25/2047(A)	729	723
FNMA REMIC CMO, Ser 2017-24, Cl PG
2.625%, 04/25/2047	2,949	2,641
FNMA REMIC CMO, Ser 2017-26, Cl FA
4.536%, SOFR30A + 0.464%, 04/25/2047(A)	1,945	1,929
FNMA REMIC CMO, Ser 2017-35, Cl MC
2.625%, 12/25/2044	2,272	2,215
FNMA REMIC CMO, Ser 2017-82, Cl FE
4.436%, SOFR30A + 0.364%, 10/25/2047(A)	636	630
FNMA REMIC CMO, Ser 2017-9, Cl BF
4.586%, SOFR30A + 0.514%, 03/25/2047(A)	934	928
FNMA REMIC CMO, Ser 2017-9, Cl DF
4.586%, SOFR30A + 0.514%, 03/25/2047(A)	664	659
FNMA REMIC CMO, Ser 2017-9, Cl EF
4.586%, SOFR30A + 0.514%, 03/25/2047(A)	367	365
FNMA REMIC CMO, Ser 2017-96, Cl FB
4.486%, SOFR30A + 0.414%, 12/25/2047(A)	1,094	1,081
FNMA REMIC CMO, Ser 2018-1, Cl FA
4.436%, SOFR30A + 0.364%, 02/25/2048(A)	365	361
FNMA REMIC CMO, Ser 2018-14, Cl KC
3.000%, 03/25/2048	1,029	991

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FNMA REMIC CMO, Ser 2018-36, Cl FD
4.436%, SOFR30A + 0.364%, 06/25/2048(A)	$1,593	$1,576
FNMA REMIC CMO, Ser 2018-38, Cl MA
3.300%, 06/25/2048	1,220	1,179
FNMA REMIC CMO, Ser 2018-38, Cl PA
3.500%, 06/25/2047	414	408
FNMA REMIC CMO, Ser 2018-43, Cl CT
3.000%, 06/25/2048	868	791
FNMA REMIC CMO, Ser 2018-45, Cl TM
3.000%, 06/25/2048	992	909
FNMA REMIC CMO, Ser 2018-55, Cl GA
3.375%, 08/25/2048	912	884
FNMA REMIC CMO, Ser 2018-64, Cl A
3.000%, 09/25/2048	887	808
FNMA REMIC CMO, Ser 2018-74, Cl AB
3.500%, 10/25/2048	214	202
FNMA REMIC CMO, Ser 2018-85, Cl EA
3.500%, 12/25/2048	690	676
FNMA REMIC CMO, Ser 2018-86, Cl JA
4.000%, 05/25/2047	42	42
FNMA REMIC CMO, Ser 2019-1, Cl AB
3.500%, 02/25/2049	533	501
FNMA REMIC CMO, Ser 2019-13, Cl PE
3.000%, 03/25/2049	563	522
FNMA REMIC CMO, Ser 2019-15, Cl FA
4.686%, SOFR30A + 0.614%, 04/25/2049(A)	504	496
FNMA REMIC CMO, Ser 2019-25, Cl PA
3.000%, 05/25/2048	1,105	1,045
FNMA REMIC CMO, Ser 2019-41, Cl FG
4.686%, SOFR30A + 0.614%, 08/25/2059(A)	1,243	1,222
FNMA REMIC CMO, Ser 2019-43, Cl FC
4.586%, SOFR30A + 0.514%, 08/25/2049(A)	985	972
FNMA REMIC CMO, Ser 2019-45, Cl PA
3.000%, 08/25/2049	324	293
FNMA REMIC CMO, Ser 2019-52, Cl PA
3.000%, 09/25/2049	99	91
FNMA REMIC CMO, Ser 2019-67, Cl FB
4.636%, SOFR30A + 0.564%, 11/25/2049(A)	551	544
FNMA REMIC CMO, Ser 2019-79, Cl FA
4.686%, SOFR30A + 0.614%, 01/25/2050(A)	1,595	1,568
FNMA REMIC CMO, Ser 2019-81, Cl LH
3.000%, 12/25/2049	741	681
FNMA REMIC CMO, Ser 2020-25, Cl BI, IO
3.500%, 01/25/2047	1,169	195
FNMA REMIC CMO, Ser 2020-34, Cl AG
2.000%, 06/25/2035	2,616	2,506

SEI Institutional Investments Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FNMA REMIC CMO, Ser 2020-47, Cl GZ
2.000%, 07/25/2050	$780	$490
FNMA REMIC CMO, Ser 2020-48, Cl AB
2.000%, 07/25/2050	743	633
FNMA REMIC CMO, Ser 2020-56, Cl AQ
2.000%, 08/25/2050	1,599	1,313
FNMA REMIC CMO, Ser 2020-57, Cl TA
2.000%, 04/25/2050	1,410	1,260
FNMA REMIC CMO, Ser 2020-59, Cl NC
3.000%, 08/25/2040	1,073	1,017
FNMA REMIC CMO, Ser 2020-64, Cl IB, IO
4.000%, 09/25/2050	1,609	307
FNMA REMIC CMO, Ser 2020-65, Cl DI, IO
4.000%, 09/25/2050	1,955	395
FNMA REMIC CMO, Ser 2020-65, Cl EI, IO
4.000%, 09/25/2050	2,878	558
FNMA REMIC CMO, Ser 2021-27, Cl EC
1.500%, 05/25/2051	3,243	2,687
FNMA REMIC CMO, Ser 2021-40, Cl DW
2.000%, 06/25/2041	260	235
FNMA REMIC CMO, Ser 2021-42, Cl AC
2.000%, 02/25/2051	–	–
FNMA REMIC CMO, Ser 2021-65, Cl JA
2.000%, 01/25/2046	420	381
FNMA REMIC CMO, Ser 2021-78, Cl ND
1.500%, 11/25/2051	1,824	1,513
FNMA REMIC CMO, Ser 2021-91, Cl AB
2.500%, 09/25/2049	1,226	1,115
FNMA REMIC CMO, Ser 2021-95, Cl CP
1.500%, 08/25/2051	607	526
FNMA REMIC CMO, Ser 2022-57, Cl BC
4.000%, 09/25/2052	136	131
FNMA REMIC CMO, Ser 2022-57, Cl FA
4.772%, SOFR30A + 0.700%, 09/25/2052(A)	13,141	12,906
FNMA REMIC CMO, Ser 2022-62, Cl KA
3.250%, 09/25/2052	772	734
FNMA REMIC CMO, Ser 2022-89, Cl AY
3.000%, 02/25/2048	1,602	1,426
FNMA REMIC CMO, Ser 2023-14, Cl EJ
2.750%, 04/25/2049	1,151	1,088
FNMA REMIC CMO, Ser 2023-2, Cl CI, IO
2.000%, 10/25/2050	4,293	525
FNMA REMIC CMO, Ser 2023-37, Cl FH
4.586%, SOFR30A + 0.514%, 01/25/2050(A)	1,994	1,969
FNMA REMIC CMO, Ser 2023-38, Cl FC
4.736%, SOFR30A + 0.664%, 06/25/2040(A)	1,524	1,520
FNMA REMIC CMO, Ser 2023-38, Cl FD
5.047%, SOFR30A + 0.864%, 10/25/2039(A)	500	493

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FNMA REMIC CMO, Ser 2023-39, Cl AI, IO
2.000%, 07/25/2052	$134,154	$17,109
FNMA REMIC CMO, Ser 2024-56, Cl QZ
4.000%, 10/25/2045	2,215	1,999
FNMA REMIC CMO, Ser 2024-64, Cl KY
3.000%, 12/25/2043	818	717
FNMA REMIC CMO, Ser 2025-95, Cl FC
4.772%, SOFR30A + 0.700%, 09/25/2052(A)	4,393	4,376
FNMA REMIC CMO, Ser 2025-98, Cl PK
4.500%, 08/25/2054	15,945	15,822
FNMA REMICS CMO, Ser 2016-64, Cl PE
2.500%, 09/25/2046	984	774
FNMA TBA
5.500%, 12/15/2055 to 01/15/2056	86,925	88,011
5.000%, 12/15/2055	32,895	32,825
4.500%, 12/15/2055	15,325	15,001
4.000%, 12/14/2039	21,196	20,186
3.500%, 12/01/2040	32,250	29,826
3.000%, 12/12/2042	28,895	25,659
2.500%, 12/01/2042	35,875	30,518
2.000%, 12/15/2055	21,475	17,469
GNMA
7.000%, 09/15/2028 to 10/15/2032	143	146
6.500%, 03/15/2026 to 07/15/2035	224	231
6.000%, 09/15/2028 to 01/20/2054	8,655	8,970
5.500%, 11/20/2052 to 08/20/2053	13,154	13,389
5.000%, 10/15/2039 to 08/20/2053	12,655	12,784
4.700%, 09/20/2061(A)	48	48
4.500%, 01/20/2040 to 10/20/2054	26,630	26,232
4.409%, 01/20/2069(A)	4	4
4.000%, 11/20/2047 to 10/20/2052	47,488	45,473
3.500%, 09/20/2045 to 11/20/2053	60,818	56,657
3.000%, 03/15/2043 to 06/20/2052	36,367	32,871
2.500%, 12/20/2037 to 02/20/2053	53,505	46,509
2.000%, 08/20/2050 to 10/20/2051	56,023	46,246
GNMA ARM
5.375%, H15T1Y + 1.500%, 07/20/2034(A)	2	2
GNMA CMO, Ser 2005-7, Cl JM
7.758%, 05/18/2034(A)	–	–
GNMA CMO, Ser 2007-78, Cl SA, IO
2.457%, 12/16/2037(A)	1,103	55
GNMA CMO, Ser 2009-106, Cl KS, IO
2.326%, 11/20/2039(A)	1,001	89
GNMA CMO, Ser 2009-66, Cl LC
6.000%, 08/16/2039	718	755
GNMA CMO, Ser 2009-66, Cl XS, IO
2.727%, 07/16/2039(A)	4	–
GNMA CMO, Ser 2010-163, Cl NC
4.000%, 12/20/2040	908	905
GNMA CMO, Ser 2010-4, Cl NS, IO
2.317%, 01/16/2040(A)	1,625	201

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2025

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
GNMA CMO, Ser 2010-4, Cl SL, IO
2.327%, 01/16/2040(A)	$34	$4
GNMA CMO, Ser 2011-146, Cl EI, IO
5.000%, 11/16/2041	18	3
GNMA CMO, Ser 2012-112, Cl IO, IO
0.107%, 02/16/2053(A)	1,912	6
GNMA CMO, Ser 2012-H07, Cl KI, IO
1.382%, 03/20/2062(A)	157	14
GNMA CMO, Ser 2013-152, Cl HA
2.500%, 06/20/2043	1,267	1,186
GNMA CMO, Ser 2013-163, Cl IO, IO
1.004%, 02/16/2046(A)	922	16
GNMA CMO, Ser 2014-133, Cl BP
2.250%, 09/20/2044	868	791
GNMA CMO, Ser 2014-149, Cl KP
2.250%, 07/16/2044	745	693
GNMA CMO, Ser 2014-181, Cl L
3.000%, 12/20/2044	761	700
GNMA CMO, Ser 2015-144, Cl CA
2.500%, 10/20/2045	1,167	1,047
GNMA CMO, Ser 2016-136, Cl A
3.000%, 07/20/2044	680	626
GNMA CMO, Ser 2016-93, Cl AB
1.750%, 07/20/2044	1,519	1,298
GNMA CMO, Ser 2016-99, Cl TL
2.000%, 04/16/2044	1,369	1,173
GNMA CMO, Ser 2017-135, Cl AG
2.600%, 08/16/2058	470	411
GNMA CMO, Ser 2017-139, Cl GA
3.000%, 09/20/2047	2,634	2,421
GNMA CMO, Ser 2017-167, Cl BQ
2.500%, 08/20/2044	522	497
GNMA CMO, Ser 2017-171, Cl IO, IO
0.652%, 09/16/2059(A)	5,153	193
GNMA CMO, Ser 2018-168, Cl PA
4.000%, 08/20/2048	137	132
GNMA CMO, Ser 2018-65, Cl DC
3.500%, 05/20/2048	1,042	983
GNMA CMO, Ser 2019-15, Cl GT
3.500%, 02/20/2049	635	592
GNMA CMO, Ser 2019-18, Cl TP
3.500%, 02/20/2049	79	73
GNMA CMO, Ser 2019-71, Cl PT
3.000%, 06/20/2049	54	50
GNMA CMO, Ser 2019-90, Cl AB
3.000%, 07/20/2049	219	200
GNMA CMO, Ser 2020-109, Cl AI, IO
0.836%, 05/16/2060(A)	2,013	114
GNMA CMO, Ser 2020-173, Cl MI, IO
2.500%, 11/20/2050	5,292	761
GNMA CMO, Ser 2020-184, Cl IO, IO
0.911%, 11/16/2060(A)	2,664	180

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
GNMA CMO, Ser 2020-63, Cl UD
1.750%, 04/20/2050	$856	$716
GNMA CMO, Ser 2021-105, Cl P
1.750%, 06/20/2051	4,766	3,960
GNMA CMO, Ser 2021-107, Cl DB
1.750%, 04/20/2051	4,395	3,658
GNMA CMO, Ser 2021-11, Cl IX, IO
1.161%, 12/16/2062(A)	2,991	249
GNMA CMO, Ser 2021-135, Cl A
2.000%, 08/20/2051	866	731
GNMA CMO, Ser 2021-14, Cl IO, IO
1.331%, 06/16/2063(A)	5,107	475
GNMA CMO, Ser 2021-147, Cl KI, IO
1.144%, 06/16/2061(A)	5,046	417
GNMA CMO, Ser 2021-160, Cl NE
2.000%, 09/20/2051	6,734	5,815
GNMA CMO, Ser 2021-169, Cl IO, IO
1.113%, 06/16/2061(A)	2,805	231
GNMA CMO, Ser 2021-181, Cl IO, IO
0.981%, 07/16/2063(A)	2,867	200
GNMA CMO, Ser 2021-188, Cl PA
2.000%, 10/20/2051	56	47
GNMA CMO, Ser 2021-215, Cl GA
2.000%, 12/20/2051	5,795	5,117
GNMA CMO, Ser 2021-223, Cl P
2.000%, 06/20/2051	1,705	1,505
GNMA CMO, Ser 2021-225, Cl YC
2.000%, 12/20/2051	791	686
GNMA CMO, Ser 2021-24, Cl BC
1.250%, 02/20/2051	1,238	987
GNMA CMO, Ser 2021-27, Cl BD
5.000%, 02/20/2051	1,009	1,017
GNMA CMO, Ser 2021-27, Cl CW
5.000%, 02/20/2051(A)	699	704
GNMA CMO, Ser 2021-27, Cl NT
5.000%, 02/20/2051	1,118	1,115
GNMA CMO, Ser 2021-27, Cl Q
5.000%, 02/20/2051	1,000	1,007
GNMA CMO, Ser 2021-29, Cl AG
5.000%, 02/20/2051	127	128
GNMA CMO, Ser 2021-37, Cl IO, IO
0.798%, 01/16/2061(A)	2,684	162
GNMA CMO, Ser 2021-5, Cl IO, IO
1.112%, 01/16/2061(A)	4,301	350
GNMA CMO, Ser 2021-60, Cl IO, IO
0.826%, 05/16/2063(A)	2,245	138
GNMA CMO, Ser 2021-68, Cl IO, IO
0.877%, 10/16/2062(A)	2,703	173
GNMA CMO, Ser 2021-77, Cl LC
1.250%, 07/20/2050	99	79
GNMA CMO, Ser 2021-8, Cl AQ
5.000%, 01/20/2051	127	127

SEI Institutional Investments Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
GNMA CMO, Ser 2021-8, Cl CY
5.000%, 01/20/2051	$491	$495
GNMA CMO, Ser 2021-89, Cl LK
2.000%, 05/20/2051	2,112	1,777
GNMA CMO, Ser 2021-97, Cl QK
2.000%, 06/20/2051	5,083	4,281
GNMA CMO, Ser 2022-107, Cl C
2.500%, 06/20/2051	1,700	1,455
GNMA CMO, Ser 2022-138, Cl PT
2.500%, 10/20/2051	6,678	5,656
GNMA CMO, Ser 2022-153, Cl KA
4.000%, 12/20/2049	1,035	1,025
GNMA CMO, Ser 2022-189, Cl PT
2.500%, 10/20/2051	1,359	1,152
GNMA CMO, Ser 2022-197, Cl LF
4.799%, SOFR30A + 0.700%, 11/20/2052(A)	4,248	4,224
GNMA CMO, Ser 2022-205, Cl A
2.000%, 09/20/2051	1,711	1,380
GNMA CMO, Ser 2022-24, Cl AH
2.500%, 02/20/2052	959	836
GNMA CMO, Ser 2022-31, Cl GH
2.500%, 12/20/2049	2,758	2,517
GNMA CMO, Ser 2022-34, Cl DN
3.500%, 09/20/2041	2,061	1,996
GNMA CMO, Ser 2022-46, Cl LY
3.000%, 03/20/2052	616	522
GNMA CMO, Ser 2022-5, Cl BA
2.000%, 10/20/2049	3,759	3,310
GNMA CMO, Ser 2022-50, Cl CA
3.000%, 03/20/2052	3,783	3,459
GNMA CMO, Ser 2022-66, Cl CG
3.500%, 04/20/2052	2,305	2,221
GNMA CMO, Ser 2022-78, Cl HW
2.500%, 04/20/2052	952	775
GNMA CMO, Ser 2022-84, Cl A
2.500%, 01/20/2052	11,000	9,308
GNMA CMO, Ser 2022-9, Cl GA
2.000%, 01/20/2052	2,003	1,689
GNMA CMO, Ser 2022-99, Cl JW
2.500%, 01/20/2052	400	344
GNMA CMO, Ser 2023-134, Cl F
5.099%, SOFR30A + 1.000%, 08/20/2053(A)	–	–
GNMA CMO, Ser 2023-179, Cl IO, IO
0.611%, 09/16/2063(A)	15,892	691
GNMA CMO, Ser 2023-81, Cl YJ
3.500%, 06/20/2053	7,055	6,273
GNMA CMO, Ser 2024-110, Cl JC
3.000%, 09/20/2047	6,723	6,448
GNMA CMO, Ser 2024-110, Cl JL
3.000%, 10/20/2049	1,659	1,458

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
GNMA CMO, Ser 2024-184, Cl GC
3.500%, 10/20/2051	$20,623	$20,017
GNMA CMO, Ser 2024-30, Cl CF
5.349%, SOFR30A + 1.250%, 02/20/2054(A)	–	–
GNMA CMO, Ser 2024-45, Cl BD
2.000%, 03/20/2054	832	774
GNMA CMO, Ser 2024-97, Cl FW
5.249%, SOFR30A + 1.150%, 06/20/2054(A)	–	–
GNMA CMO, Ser 2025-1, Cl GC
3.500%, 10/20/2051	20,601	20,016
GNMA CMO, Ser 2025-7, Cl EL
2.500%, 01/20/2055	710	519
GNMA CMO, Ser 218, Cl IO, IO
0.969%, 10/16/2061(A)	2,690	200
GNMA CMO, Ser 53, Cl IO, IO
0.516%, 11/16/2056(A)	6,882	189
GNMA CMO, Ser 54, Cl IO, IO
1.601%, 09/16/2063(A)	2,527	299
GNMA CMO, Ser 59, Cl IO, IO
0.570%, 02/16/2062(A)	3,271	143
GNMA CMO, Ser 63, Cl IO, IO
0.816%, 04/16/2061(A)	3,321	204
GNMA CMO, Ser 68, Cl IO, IO
1.615%, 05/16/2060(A)	4,259	476
GNMA CMO, Ser 7, Cl IO, IO
0.542%, 12/16/2058(A)	6,004	168
GNMA CMO, Ser 89, Cl IA, IO
1.169%, 04/16/2062(A)	2,948	241
GNMA CMO, Ser 92, Cl AH
2.000%, 06/16/2064	4,438	3,374
GNMA CMO, Ser 92, Cl IA, IO
0.611%, 06/16/2064(A)	3,945	210
GNMA CMO, Ser 94, Cl IO, IO
0.833%, 02/16/2063(A)	3,180	199
GNMA TBA
5.500%, 12/15/2055	23,775	24,010
5.000%, 12/01/2039	40,075	40,027
4.500%, 12/15/2039	14,625	14,302
4.000%, 12/01/2039	16,450	15,594
3.500%, 12/15/2041	38,075	34,900
3.000%, 12/15/2055	4,720	4,258
2.500%, 12/15/2055	38,325	33,254

		3,226,476
Non-Agency Mortgage-Backed Obligations — 5.8%
245 Park Avenue Trust, Ser 2017-245P, Cl A
3.508%, 06/05/2037(C)	5,293	5,199
ALA Trust, Ser 2025-OANA, Cl A
5.702%, TSFR1M + 1.743%, 06/15/2040(A)(C)	5,000	5,019

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2025

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
ALA Trust, Ser 2025-OANA, Cl B
5.802%, TSFR1M + 1.842%, 06/15/2040(A)(C)	$5,685	$5,710
Angel Oak Mortgage Trust, Ser 2021-6, Cl A1
1.458%, 09/25/2066(A)(C)	916	783
Angel Oak Mortgage Trust, Ser 2021-7, Cl A3
2.337%, 10/25/2066(A)(C)	572	504
Angel Oak Mortgage Trust, Ser 2022-2, Cl A1
3.353%, 01/25/2067(A)(C)	7,105	6,837
Angel Oak Mortgage Trust, Ser 2022-3, Cl A1
4.000%, 01/25/2067(C)	2,718	2,674
Angel Oak Mortgage Trust, Ser 2024-13, Cl A1
5.464%, 12/26/2069(A)(C)	7,087	7,155
Angel Oak Mortgage Trust, Ser 2025-10, Cl A1
4.960%, 09/25/2070(A)(C)	2,323	2,319
BAMLL Commercial Mortgage Securities Trust, Ser 2018-PARK, Cl A
4.227%, 08/10/2038(A)(C)	2,640	2,593
Banc of America Alternative Loan Trust, Ser 2007-1, Cl 2A1
5.123%, 04/25/2037(A)	30	26
Banc of America Funding Trust, Ser 2003-2, Cl 1A1
6.500%, 06/25/2032	5	5
Banc of America Funding Trust, Ser 2004-2, Cl 1CB1
5.750%, 09/20/2034	18	18
BANK, Ser 2022-BNK40, Cl A4
3.503%, 03/15/2064(A)	1,240	1,167
BANK, Ser 2024-BNK48, Cl ASB
4.971%, 10/15/2057	1,435	1,479
BANK, Ser BNK44, Cl A5
5.935%, 11/15/2055(A)	929	990
Bayview MSR Opportunity Master Fund Trust, Ser 2021-5, Cl A5
2.500%, 11/25/2051(A)(C)	4,961	4,489
BBCMS Mortgage Trust, Ser 2018-C2, Cl ASB
4.236%, 12/15/2051	284	284
BBCMS Mortgage Trust, Ser 2020-C6, Cl A2
2.690%, 02/15/2053	862	811
BBCMS Mortgage Trust, Ser 2022-C17, Cl A5
4.441%, 09/15/2055	910	904
BBCMS Mortgage Trust, Ser 2025-5C33, Cl A4
5.839%, 03/15/2058	1,771	1,871
BBCMS Mortgage Trust, Ser 2025-5C37, Cl A3
5.015%, 09/15/2058	447	459

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
BBCMS Mortgage Trust, Ser 2025-5C38, Cl A3
5.146%, 11/15/2058	$2,671	$2,761
BBCMS Mortgage Trust, Ser 2025-C32, Cl A5
5.720%, 02/15/2062	3,845	4,128
BBCMS Mortgage Trust, Ser 2025-C35, Cl A5
5.586%, 07/15/2058(A)	664	706
BBCMS Mortgage Trust, Ser C12, Cl A5
2.689%, 11/15/2054	715	645
BBCMS Mortgage Trust, Ser C18, Cl A5
5.710%, 12/15/2055(A)	1,760	1,877
BBCMS Trust, Ser 2015-SRCH, Cl A1
3.312%, 08/10/2035(C)	545	537
Bear Stearns Adjustable Rate Mortgage Trust, Ser 2004-2, Cl 14A
0.000%, 05/25/2034(A)(D)	9	8
Benchmark Mortgage Trust, Ser 2021-B25, Cl A4
2.268%, 04/15/2054	847	775
Benchmark Mortgage Trust, Ser 2021-B31, Cl A5
2.669%, 12/15/2054	2,220	1,992
Benchmark Mortgage Trust, Ser 2022-B33, Cl A5
3.458%, 03/15/2055	1,710	1,602
Benchmark Mortgage Trust, Ser 2022-B35, Cl A5
4.591%, 05/15/2055(A)	1,740	1,715
Benchmark Mortgage Trust, Ser 2022-B35, Cl AS
4.591%, 05/15/2055(A)	1,015	961
Benchmark Mortgage Trust, Ser 2025-V18, Cl A3
5.184%, 10/15/2058	1,351	1,399
BFLD Commercial Mortgage Trust, Ser 2025-660F, Cl A
5.459%, TSFR1M + 1.500%, 11/15/2042(A)(C)	3,890	3,895
BMO Mortgage Trust, Ser 2022-C1, Cl A1
2.198%, 02/15/2055	320	317
BMO Mortgage Trust, Ser 2025-C11, Cl A5
5.687%, 02/15/2058	1,254	1,336
BMO Mortgage Trust, Ser 2025-C12, Cl A5
5.871%, 06/15/2058(A)	846	912
BPR Commercial Mortgage Trust, Ser 2025-STAR, Cl A
5.112%, 11/05/2042(A)(C)	2,020	2,043
BPR Mortgage Trust, Ser 2023-STON, Cl A
7.497%, 12/05/2039(C)	7,300	7,582
BRAVO Residential Funding Trust, Ser 2022-NQM1, Cl A1
3.626%, 09/25/2061(A)(C)	572	568

SEI Institutional Investments Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
BRAVO Residential Funding Trust, Ser 2022-RPL1, Cl A1
2.750%, 09/25/2061(A)(C)	$7,662	$7,083
Bunker Hill Loan Depositary Trust, Ser 2019-2, Cl A1
2.879%, 07/25/2049(C)(E)	274	269
BX Commercial Mortgage Trust, Ser 2021-VOLT, Cl A
4.774%, TSFR1M + 0.814%, 09/15/2036(A)(C)	5,746	5,743
BX Commercial Mortgage Trust, Ser 2021-VOLT, Cl C
5.173%, TSFR1M + 1.214%, 09/15/2036(A)(C)	3,124	3,123
BX Commercial Mortgage Trust, Ser 2023-XL3, Cl A
5.720%, TSFR1M + 1.761%, 12/09/2040(A)(C)	1,074	1,074
BX Commercial Mortgage Trust, Ser 2024-AIRC, Cl A
5.650%, TSFR1M + 1.691%, 08/15/2041(A)(C)	3,272	3,276
BX Commercial Mortgage Trust, Ser 2024-VLT5, Cl A
5.591%, 11/13/2046(A)(C)	2,080	2,117
BX Trust, Ser 2019-OC11, Cl A
3.202%, 12/09/2041(C)	995	947
BX Trust, Ser 2021-ARIA, Cl B
5.371%, TSFR1M + 1.411%, 10/15/2036(A)(C)	3,641	3,639
BX Trust, Ser 2021-ARIA, Cl C
5.720%, TSFR1M + 1.760%, 10/15/2036(A)(C)	5,025	5,022
BX Trust, Ser 2024-VLT4, Cl B
5.973%, TSFR1M + 1.941%, 06/15/2041(A)(C)	2,400	2,389
BX Trust, Ser 2025-GW, Cl A
5.559%, TSFR1M + 1.600%, 07/15/2042(A)(C)	3,775	3,782
BX Trust, Ser 2025-VLT7, Cl A
5.659%, TSFR1M + 1.700%, 07/15/2044(A)(C)	1,681	1,681
BX Trust, Ser 2025-VLT7, Cl B
5.959%, TSFR1M + 2.000%, 07/15/2044(A)(C)	4,320	4,321
BX Trust, Ser 2025-VOLT, Cl A
5.700%, TSFR1M + 1.700%, 12/15/2044(A)(C)	3,123	3,121
BX Trust, Ser 2025-VOLT, Cl B
6.100%, TSFR1M + 2.100%, 12/15/2044(A)(C)	4,510	4,516
CD Commercial Mortgage Trust, Ser 2017-CD3, Cl A4
3.631%, 02/10/2050	1,240	1,207

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Chase Home Lending Mortgage Trust, Ser 2025-RPL1, Cl A1A
3.375%, 04/25/2065(A)(C)	$1,569	$1,430
Chase Mortgage Finance Trust, Ser 2007-A1, Cl 2A1
5.888%, 02/25/2037(A)	8	8
Chase Mortgage Finance Trust, Ser 2007-A1, Cl 9A1
6.315%, 02/25/2037(A)	8	8
Chase Mortgage Finance Trust, Ser 2007-A2, Cl 1A1
6.886%, 06/25/2035(A)	4	4
CHI Commercial Mortgage Trust, Ser 2025-110W, Cl A
5.102%, 12/13/2037(A)(C)	4,630	4,649
CIM Trust, Ser 2024-R1, Cl A1
4.750%, 06/25/2064(A)(C)	2,729	2,722
Citigroup Commercial Mortgage Trust, Ser 2016-P6, Cl A5
3.720%, 12/10/2049(A)	2,550	2,500
Citigroup Commercial Mortgage Trust, Ser 2019-GC41, Cl A5
2.869%, 08/10/2056	5,980	5,684
Citigroup Global Markets Mortgage Securities VII, Ser 2003-HYB1, Cl A
6.740%, 09/25/2033(A)	9	9
Citigroup Mortgage Loan Trust, Ser 2004-UST1, Cl A6
6.225%, 08/25/2034(A)	5	5
Citigroup Mortgage Loan Trust, Ser 2009-10, Cl 1A1
5.670%, 09/25/2033(A)(C)	8	8
COLT Mortgage Loan Trust, Ser 2021-2, Cl A1
0.924%, 08/25/2066(A)(C)	1,178	1,003
COLT Mortgage Loan Trust, Ser 2021-4, Cl A1
1.397%, 10/25/2066(A)(C)	1,279	1,101
COLT Mortgage Loan Trust, Ser 2022-2, Cl A1
2.994%, 02/25/2067(C)(E)	1,305	1,256
COLT Mortgage Loan Trust, Ser 2024-4, Cl A1
5.949%, 07/25/2069(C)(E)	2,399	2,426
Commercial Mortgage Pass-Through Certificates, Ser 2014-CR14, Cl B
3.631%, 02/10/2047(A)	207	202
Commercial Mortgage Pass-Through Certificates, Ser 2015CR26, Cl C
4.757%, 10/10/2048(A)	2,384	2,249
Commercial Mortgage Pass-Through Certificates, Ser 2020-CX, Cl A
2.173%, 11/10/2046(C)	3,290	2,836

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2025

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Commercial Mortgage Pass-Through Certificates, Ser COR3, Cl A2
3.961%, 05/10/2051	$6,103	$6,045
Connecticut Avenue Securities Trust, Ser 2021-R01, Cl 1M2
5.622%, SOFR30A + 1.550%, 10/25/2041(A)(C)	537	537
Connecticut Avenue Securities Trust, Ser 2021-R03, Cl 1M2
5.722%, SOFR30A + 1.650%, 12/25/2041(A)(C)	6,500	6,526
Connecticut Avenue Securities Trust, Ser 2024-R01, Cl 1M2
5.872%, SOFR30A + 1.800%, 01/25/2044(A)(C)	790	795
Countrywide Alternative Loan Trust, Ser 2004-J6, Cl 2A1
6.500%, 11/25/2031	35	36
Countrywide Home Loan Mortgage Pass-Through Trust, Ser 2004-14, Cl 4A1
5.581%, 08/25/2034(A)	58	55
Cross Mortgage Trust, Ser 2025-H7, Cl A1
4.934%, 09/25/2070(A)(C)	8,273	8,262
CSAIL Commercial Mortgage Trust, Ser 2019-C16, Cl ASB
3.142%, 06/15/2052	947	933
CSAIL Commercial Mortgage Trust, Ser CX9, Cl A5
3.446%, 09/15/2050	4,380	4,273
CSMC Trust, Ser 2014-USA, Cl A2
3.953%, 09/15/2037(C)	1,000	925
CSMC Trust, Ser 2017-RPL1, Cl A1
2.750%, 07/25/2057(A)(C)	1,558	1,526
CSMC Trust, Ser 2018-J1, Cl A2
3.500%, 02/25/2048(A)(C)	2,157	1,979
CSMC Trust, Ser 2018-RPL9, Cl A
3.850%, 09/25/2057(A)(C)	2,266	2,199
CSMC Trust, Ser 2019-AFC1, Cl A1
3.573%, 07/25/2049(C)(E)	417	404
CSMC Trust, Ser 2021-NQM3, Cl A1
1.015%, 04/25/2066(A)(C)	8,144	7,074
CSMC Trust, Ser 2021-NQM3, Cl A3
1.632%, 04/25/2066(A)(C)	1,017	896
CSMC Trust, Ser 2021-NQM5, Cl A1
0.938%, 05/25/2066(A)(C)	1,562	1,337
CSMC Trust, Ser 2021-RPL3, Cl A1
2.000%, 01/25/2060(A)(C)	1,783	1,592
CSMC Trust, Ser 2022-ATH2, Cl A1
4.547%, 05/25/2067(A)(C)	4,017	4,003
CSMC Trust, Ser 2022-NQM1, Cl A1
2.265%, 11/25/2066(A)(C)	2,705	2,491
DBC Mortgage Trust, Ser 2025-DBC, Cl B
5.559%, TSFR1M + 1.600%, 11/15/2042(A)(C)	7,000	7,000

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
DC Office Trust, Ser 2019-MTC, Cl A
2.965%, 09/15/2045(C)	$1,995	$1,818
Deephaven Residential Mortgage Trust, Ser 2022-1, Cl A1
2.205%, 01/25/2067(A)(C)	1,792	1,659
DGWD Trust, Ser 2025-INFL, Cl B
5.759%, TSFR1M + 1.800%, 08/15/2035(A)(C)	2,925	2,928
Ellington Financial Mortgage Trust, Ser 2021-2, Cl A1
0.931%, 06/25/2066(A)(C)	1,506	1,285
Ellington Financial Mortgage Trust, Ser 2022-1, Cl A1
2.206%, 01/25/2067(A)(C)	700	626
Extended Stay America Trust, Ser 2025ESH, Cl B
5.559%, TSFR1M + 1.600%, 10/15/2042(A)(C)	2,980	2,986
FHLMC STACR REMIC Trust, Ser 2021-DNA6, Cl M2
5.572%, SOFR30A + 1.500%, 10/25/2041(A)(C)	1,878	1,885
FHLMC STACR REMIC Trust, Ser 2022-DNA2, Cl M1A
5.372%, SOFR30A + 1.300%, 02/25/2042(A)(C)	473	473
FHLMC STACR REMIC Trust, Ser 2022-DNA3, Cl M1B
6.972%, SOFR30A + 2.900%, 04/25/2042(A)(C)	2,850	2,925
First Horizon Alternative Mortgage Securities Trust, Ser 2004-AA3, Cl A1
5.056%, 09/25/2034(A)	10	10
GCAT Trust, Ser 2025-NQM3, Cl A1
0.000%, 05/25/2070(C)(D)(E)	6,923	6,973
GNMA
6.000%, 07/20/2055	9,064	9,255
5.500%, 02/20/2054 to 08/20/2055	36,513	36,948
4.500%, 11/20/2054	3,863	3,781
4.000%, 10/20/2050 to 04/20/2052	8,224	7,896
Granite Point Mortgage Trust, Ser 2021-FL3, Cl A
5.573%, TSFR1M + 1.614%, 07/16/2035(A)(C)	133	133
GS Mortgage Securities Trust, Ser 2020-GSA2, Cl A4
1.721%, 12/12/2053	2,606	2,341
GS Mortgage Securities Trust, Ser 2023-SHIP, Cl A
4.466%, 09/10/2038(A)(C)	2,600	2,595
GS Mortgage-Backed Securities Trust, Ser 2018-RPL1, Cl A1A
3.750%, 10/25/2057(C)	1,665	1,637

SEI Institutional Investments Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
GS Mortgage-Backed Securities Trust, Ser 2021-RPL1, Cl A2
2.000%, 12/25/2060(A)(C)	$1,111	$967
GS Mortgage-Backed Securities Trust, Ser 2024-RPL4, Cl A1
3.900%, 09/25/2061(C)(E)	4,010	3,952
GS Mortgage-Backed Securities Trust, Ser 2025-PJ4, Cl A5
5.500%, 09/25/2055(A)(C)	9,716	9,784
GS Mortgage-Backed Securities Trust, Ser 2025-PJ7, Cl A5
5.500%, 12/25/2055(A)(C)	7,256	7,299
GSMPS Mortgage Loan Trust, Ser 2005-RP3, Cl 1AS, IO
0.099%, 09/25/2035(A)(C)	110	2
GSR Mortgage Loan Trust, Ser 2004-8F, Cl 2A3
6.000%, 09/25/2034	13	13
GSR Mortgage Loan Trust, Ser 2007-1F, Cl 2A4
5.500%, 01/25/2037	1	2
HarborView Mortgage Loan Trust, Ser 2005-9, Cl 2A1C
4.974%, TSFR1M + 1.014%, 06/20/2035(A)	731	689
HILT COMMERCIAL MORTGAGE TRUST, Ser 2024-ORL, Cl A
5.500%, TSFR1M + 1.541%, 05/15/2037(A)(C)	4,006	4,007
Hudson Yards Mortgage Trust, Ser 2019-30HY, Cl A
3.228%, 07/10/2039(C)	1,900	1,819
Hudson Yards Mortgage Trust, Ser 2019-55HY, Cl A
3.041%, 12/10/2041(A)(C)	1,995	1,883
Impac CMB Trust, Ser 2005-4, Cl 2A1
4.669%, TSFR1M + 0.414%, 05/25/2035(A)	40	39
Indymac Index Mortgage Loan Trust, Ser 2004-AR7, Cl A2
4.929%, TSFR1M + 0.974%, 09/25/2034(A)	8	7
Indymac Index Mortgage Loan Trust, Ser 2004-AR8, Cl 2A2A
4.869%, TSFR1M + 0.914%, 11/25/2034(A)	12	11
JP Morgan Mortgage Trust, Ser 2024-4, Cl A4A
6.000%, 10/25/2054(A)(C)	3,437	3,467
JP Morgan Mortgage Trust, Ser 2025-CCM1, Cl A4
5.500%, 06/25/2055(A)(C)	3,374	3,397

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2016-JP2, Cl A4
2.822%, 08/15/2049	$1,400	$1,388
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2016-JP4, Cl A3
3.393%, 12/15/2049	410	407
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2019-OSB, Cl A
3.397%, 06/05/2039(C)	2,000	1,895
JPMorgan Mortgage Trust, Ser 2005-A1, Cl 3A4
5.443%, 02/25/2035(A)	18	17
JPMorgan Mortgage Trust, Ser 2006-A2, Cl 5A3
6.305%, 11/25/2033(A)	19	19
JPMorgan Mortgage Trust, Ser 2020-1, Cl A3A
3.000%, 06/25/2050(A)(C)	277	246
MAD Commercial Mortgage Trust, Ser 2025-11MD, Cl A
4.912%, 10/15/2042(A)(C)	3,795	3,813
Manhattan West Mortgage Trust, Ser 2020-1MW, Cl A
2.130%, 09/10/2039(C)	2,300	2,205
MASTR Adjustable Rate Mortgages Trust, Ser 2004-13, Cl 3A7A
5.636%, 11/21/2034(A)	434	421
MASTR Alternative Loans Trust, Ser 2006-3, Cl 1A3
6.250%, 07/25/2036	127	66
MASTR Reperforming Loan Trust, Ser 2005-2, Cl 1A1F
4.419%, TSFR1M + 0.464%, 05/25/2035(A)(C)	168	79
MASTR Resecuritization Trust, Ser 2005-PO, Cl 3, PO
0.000%, 05/28/2035(B)(C)	4	3
MASTR Seasoned Securitization Trust, Ser 2004-1, Cl 4A1
6.532%, 10/25/2032(A)	1	1
Merrill Lynch Mortgage Investors Trust, Ser 2003-A4, Cl 2A
6.683%, 07/25/2033(A)	7	6
Merrill Lynch Mortgage Investors Trust, Ser 2004-1, Cl 2A1
5.318%, 12/25/2034(A)	25	24
Merrill Lynch Mortgage Investors Trust, Ser 2004-A4, Cl A2
5.115%, 08/25/2034(A)	15	14
MFA Trust, Ser 2021-NQM2, Cl A1
1.029%, 11/25/2064(A)(C)	450	400
MFA Trust, Ser 2021-RPL1, Cl A1
1.131%, 07/25/2060(A)(C)	642	591

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2025

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Mill City Mortgage Loan Trust, Ser 2021-NMR1, Cl A1
1.125%, 11/25/2060(A)(C)	$636	$612
Morgan Stanley Capital I Trust, Ser 2016-BNK2, Cl XA, IO
1.071%, 11/15/2049(A)	11,637	78
Morgan Stanley Capital I Trust, Ser 2020-HR8, Cl A3
1.790%, 07/15/2053	907	823
Morgan Stanley Capital I Trust, Ser 2020-L4, Cl ASB
2.624%, 02/15/2053	3,346	3,258
Morgan Stanley Capital I Trust, Ser 2021-PLZA, Cl B
2.904%, 11/09/2043(A)(C)	6,634	5,782
Morgan Stanley Mortgage Loan Trust, Ser 2004-3, Cl 4A
5.631%, 04/25/2034(A)	41	40
Mortgage Loan Resecuritization Trust, Ser 2009-RS1, Cl A85
4.439%, TSFR1M + 0.454%, 04/16/2036(A)(C)	1,244	1,222
New Residential Mortgage Loan Trust, Ser 2021-NQM3, Cl A1
1.156%, 11/27/2056(A)(C)	523	473
New Residential Mortgage Loan Trust, Ser 2022-NQM4, Cl A1
5.000%, 06/25/2062(C)(E)	951	948
New Residential Mortgage Loan Trust, Ser 2024-NQM2, Cl A1
5.117%, 09/25/2064(A)(C)	4,203	4,207
NJ Trust, Ser 2023-GSP, Cl A
6.697%, 01/06/2029(A)(C)	2,355	2,476
NRTH Commercial Mortgage Trust, Ser 2025-PARK, Cl A
5.352%, TSFR1M + 1.393%, 10/15/2040(A)(C)	2,030	2,030
NYC Commercial Mortgage Trust, Ser 2025-1155, Cl A
5.833%, 06/10/2042(C)	4,878	5,011
OBX Trust, Ser 2021-NQM2, Cl A1
1.101%, 05/25/2061(A)(C)	613	511
OBX Trust, Ser 2022-NQM1, Cl A1
2.305%, 11/25/2061(A)(C)	2,550	2,307
OBX Trust, Ser 2023-NQM1, Cl A1
5.928%, 11/25/2063(C)(E)	2,344	2,358
OBX Trust, Ser 2023-NQM6, Cl A1
6.520%, 07/25/2063(C)(E)	1,917	1,928
OBX Trust, Ser 2024-NQM15, Cl A1
5.316%, 10/25/2064(C)(E)	3,917	3,930
OBX Trust, Ser 2024-NQM9, Cl A1
6.030%, 01/25/2064(C)(E)	6,745	6,839
OBX Trust, Ser 2025-NQM3, Cl A1
5.648%, 12/01/2064(C)(E)	3,469	3,498

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
OBX Trust, Ser 2025-NQM6, Cl A1
5.603%, 03/25/2065(C)(E)	$7,826	$7,897
OBX Trust, Ser 2025-NQM7, Cl A1
5.560%, 05/25/2055(C)(E)	5,993	6,039
Oceanview Mortgage Trust, Ser 2021-3, Cl A5
2.500%, 07/25/2051(A)(C)	6,250	5,655
Oceanview Mortgage Trust, Ser 2025-INV1, Cl AF1
4.872%, SOFR30A + 0.800%, 11/25/2054(A)(C)	3,332	3,335
Oceanview Mortgage Trust, Ser 2025-INV2, Cl AF1
4.922%, SOFR30A + 0.850%, 04/25/2055(A)(C)	3,251	3,256
One Bryant Park Trust, Ser 2019-OBP, Cl A
2.516%, 09/15/2054(C)	2,490	2,312
Onslow Bay Mortgage Loan Trust, Ser 2021-NQM4, Cl A1
1.957%, 10/25/2061(A)(C)	11,403	9,898
Prime Mortgage Trust, Ser 2004-CL1, Cl 1, PO
0.000%, 02/25/2034(B)	1	1
PRKCM Trust, Ser 2021-AFC2, Cl A1
2.071%, 11/25/2056(A)(C)	706	635
PRPM LLC, Ser 2024-RCF5, Cl A1
4.000%, 08/25/2054(C)(E)	5,276	5,212
RALI Trust, Ser 2005-QO5, Cl A1
5.078%, 12MTA + 1.000%, 01/25/2046(A)	242	190
RAMP Trust, Ser 2004-SL1, Cl A7
7.000%, 11/25/2031	15	13
Rate Mortgage Trust, Ser 2021-J4, Cl A7
2.500%, 11/25/2051(A)(C)	9,673	8,674
Rate Mortgage Trust, Ser 2024-J4, Cl A4
6.000%, 12/25/2054(A)(C)	4,814	4,899
RCKT Mortgage Trust, Ser 2022-2, Cl A2
2.500%, 02/25/2052(A)(C)	1,300	1,094
RCKT Mortgage Trust, Ser 2024-INV1, Cl A2
6.000%, 06/25/2054(A)(C)	4,186	4,251
Residential Asset Securitization Trust, Ser 2004-IP2, Cl 2A1
3.801%, 12/25/2034(A)	155	141
Santander Commercial Mortgage Securities LLC, Ser BNC1, Cl A2
4.502%, 04/15/2028(C)	4,770	4,770
SCG Commercial Mortgage Trust, Ser 2025-FLWR, Cl C
5.709%, TSFR1M + 1.750%, 08/15/2042(A)(C)	5,350	5,353
Sequoia Mortgage Trust, Ser 2004-12, Cl A3
4.987%, TSFR6M + 0.748%, 01/20/2035(A)	29	29

SEI Institutional Investments Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Sequoia Mortgage Trust, Ser 2018-CH4, Cl B1B
5.073%, 10/25/2048(A)(C)	$1,495	$1,507
Sequoia Mortgage Trust, Ser 2025-6, Cl A5
5.500%, 07/25/2055(A)(C)	9,415	9,476
SFAVE Commercial Mortgage Securities Trust, Ser 2015-5AVE, Cl A2B
4.144%, 01/05/2043(A)(C)	5,265	4,589
SG Residential Mortgage Trust, Ser 2022-1, Cl A1
3.166%, 03/27/2062(A)(C)	3,070	2,903
SMRT, Ser 2022-MINI, Cl A
4.959%, TSFR1M + 1.000%, 01/15/2039(A)(C)	5,430	5,422
Starwood Mortgage Residential Trust, Ser 2020-INV1, Cl A1
1.027%, 11/25/2055(A)(C)	142	136
Starwood Mortgage Residential Trust, Ser 2021-4, Cl A1
1.162%, 08/25/2056(A)(C)	1,043	932
Structured Asset Mortgage Investments II Trust, Ser 2004-AR5, Cl 1A1
4.733%, TSFR1M + 0.774%, 10/19/2034(A)	21	21
Structured Asset Mortgage Investments II Trust, Ser 2005-AR1, Cl A1
4.553%, TSFR1M + 0.594%, 04/19/2035(A)	473	473
Structured Asset Securities, Ser 2003-37A, Cl 2A
5.502%, 12/25/2033(A)	12	12
SWCH Commercial Mortgage Trust, Ser 2025-DATA, Cl A
5.402%, TSFR1M + 1.443%, 02/15/2042(A)(C)	2,606	2,582
SWCH Commercial Mortgage Trust, Ser 2025-DATA, Cl B
5.801%, TSFR1M + 1.842%, 02/15/2042(A)(C)	5,550	5,505
Thornburg Mortgage Securities Trust, Ser 2003-4, Cl A1
4.709%, TSFR1M + 0.754%, 09/25/2043(A)	49	49
Towd Point Mortgage Trust, Ser 2017-4, Cl B2
3.648%, 06/25/2057(A)(C)	1,860	1,598
Towd Point Mortgage Trust, Ser 2020-3, Cl A1
3.088%, 02/25/2063(A)(C)	765	745
Towd Point Mortgage Trust, Ser 2021-1, Cl A1
2.250%, 11/25/2061(A)(C)	735	693

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Towd Point Mortgage Trust, Ser 2022-4, Cl A1
3.750%, 09/25/2062(C)	$2,317	$2,239
Towd Point Mortgage Trust, Ser 2024-1, Cl A1
4.882%, 03/25/2064(A)(C)	4,680	4,775
Towd Point Mortgage Trust, Ser 2024-3, Cl A1A
5.005%, 07/25/2065(A)(C)	4,716	4,781
UBS Commercial Mortgage Trust, Ser C4, Cl A3
3.301%, 10/15/2050	802	791
Verus Securitization Trust, Ser 2021-1, Cl A1
0.815%, 01/25/2066(A)(C)	428	387
Verus Securitization Trust, Ser 2021-2, Cl A1
1.031%, 02/25/2066(A)(C)	884	808
Verus Securitization Trust, Ser 2021-3, Cl A1
1.046%, 06/25/2066(A)(C)	799	705
Verus Securitization Trust, Ser 2021-4, Cl A1
0.938%, 07/25/2066(A)(C)	1,036	884
Verus Securitization Trust, Ser 2021-5, Cl A1
1.013%, 09/25/2066(A)(C)	2,631	2,302
Verus Securitization Trust, Ser 2021-7, Cl A1
2.829%, 10/25/2066(C)(E)	1,182	1,090
Verus Securitization Trust, Ser 2021-8, Cl A1
1.824%, 11/25/2066(A)(C)	1,068	994
Verus Securitization Trust, Ser 2021-R1, Cl A1
0.820%, 10/25/2063(A)(C)	186	180
Verus Securitization Trust, Ser 2021-R3, Cl A1
1.020%, 04/25/2064(A)(C)	350	334
Virginia Housing Development Authority, Ser 2006-C, Cl CTFS
6.000%, 06/25/2034	41	42
WaMu Mortgage Pass-Through Certificates, Ser 2003-AR10, Cl A7
5.696%, 10/25/2033(A)	23	22
WaMu Mortgage Pass-Through Certificates, Ser 2003-AR6, Cl A1
6.381%, 06/25/2033(A)	15	15
WaMu Mortgage Pass-Through Certificates, Ser 2003-AR9, Cl 1A6
5.670%, 09/25/2033(A)	53	52
WaMu Mortgage Pass-Through Certificates, Ser 2003-S4, Cl 2A10
6.273%, 06/25/2033(A)	2	2
WaMu Mortgage Pass-Through Certificates, Ser 2003-S9, Cl A8
5.250%, 10/25/2033	92	92
WaMu Mortgage Pass-Through Certificates, Ser 2004-AR3, Cl A2
5.366%, 06/25/2034(A)	17	16

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2025

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
WaMu Mortgage Pass-Through Certificates, Ser 2004-AR4, Cl A6
5.446%, 06/25/2034(A)	$1,506	$1,473
WaMu Mortgage Pass-Through Certificates, Ser 2004-AR7, Cl A6
5.252%, 07/25/2034(A)	1,276	1,208
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR15, Cl A1A1
4.589%, TSFR1M + 0.634%, 11/25/2045(A)	4,148	3,935
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR19, Cl A1A1
4.609%, TSFR1M + 0.654%, 12/25/2045(A)	1,860	1,879
WaMu Mortgage Pass-Through Certificates, Ser 2006-AR17, Cl 2A
3.906%, 12MTA + 1.500%, 12/25/2046(A)	118	109
Washington Mutual Mortgage Pass-Through Certificates, Ser 2005-3, Cl CX, IO
5.500%, 05/25/2035	91	14
Washington Mutual MSC Mortgage Pass-Through Certificates, Ser 2003-MS9, Cl 2P, PO
0.000%, 04/25/2033(B)	4	4
Wells Fargo Commercial Mortgage Trust, Ser 2025-5C4, Cl A3
5.673%, 05/15/2058	3,280	3,445
Wells Fargo Commercial Mortgage Trust, Ser 2025-5C4, Cl AS
6.093%, 05/15/2058	1,590	1,678
Wells Fargo Commercial Mortgage Trust, Ser 2025-609M, Cl A
5.502%, TSFR1M + 1.542%, 08/15/2042(A)(C)	6,500	6,500
Wells Fargo Mortgage-Backed Securities Trust, Ser 2005-AR14, Cl A1
6.460%, 08/25/2035(A)	8	8
WFRBS Commercial Mortgage Trust, Ser 2014-C22, Cl B
4.371%, 09/15/2057(A)	970	883
WFRBS Commercial Mortgage Trust, Ser 2014-C23, Cl XA, IO
0.211%, 10/15/2057(A)	348	–

		564,715
Total Mortgage-Backed Securities
(Cost $3,798,074) ($ Thousands)		3,791,191

Description	Face Amount (Thousands)	Market Value ($ Thousands)
U.S. TREASURY OBLIGATIONS — 30.4%
U.S. Treasury Bills
3.981%, 12/02/2025 (F)	$34,255	$34,251
U.S. Treasury Bonds
4.875%, 08/15/2045	175,777	181,270
4.750%, 08/15/2055	80,145	81,147
4.625%, 11/15/2045	54,320	54,278
4.625%, 11/15/2055	208,008	206,513
3.375%, 11/15/2048	48,620	39,462
3.125%, 05/15/2048	82,724	64,496
3.000%, 02/15/2048	22,030	16,828
3.000%, 08/15/2048	16,723	12,708
3.000%, 02/15/2049	84,068	63,599
2.875%, 05/15/2052	29,200	21,045
2.500%, 05/15/2046	38,850	27,640
2.375%, 02/15/2042	16,771	12,583
2.250%, 08/15/2046	38,725	26,139
2.250%, 08/15/2049	31,000	20,006
2.000%, 11/15/2041	51,801	36,886
2.000%, 02/15/2050	43,910	26,552
2.000%, 08/15/2051	40,795	24,163
1.750%, 08/15/2041	77,270	53,174
1.625%, 11/15/2050	23,673	12,852
1.375%, 11/15/2040	15,304	10,134
1.375%, 08/15/2050	32,606	16,584
1.125%, 08/15/2040	21,739	13,922
U.S. Treasury Inflation Protected Securities
1.875%, 07/15/2034	20,123	20,434
U.S. Treasury Notes
4.625%, 09/30/2030	19,026	19,878
4.500%, 05/15/2027	110,075	111,533
4.125%, 02/28/2027	28,070	28,248
4.125%, 08/31/2030	18,158	18,568
4.000%, 07/31/2030	24,294	24,713
4.000%, 11/15/2035	142,579	142,356
3.875%, 05/31/2027	22,855	22,960
3.875%, 07/31/2027	48,500	48,760
3.750%, 04/30/2027	12,910	12,941
3.750%, 06/30/2027	22,150	22,217
3.750%, 06/30/2030	19,244	19,374
3.750%, 10/31/2032	167,151	166,759
3.625%, 03/31/2030	89,938	90,107
3.625%, 09/30/2030	25,868	25,892
3.625%, 10/31/2030	407,848	408,198
3.500%, 09/30/2027	76,810	76,789
3.500%, 10/31/2027	136,047	136,015
3.500%, 10/15/2028	108,565	108,565
3.500%, 11/15/2028	182,364	182,407
3.500%, 11/30/2030	33,938	33,782
3.375%, 11/30/2027	10,240	10,217
3.375%, 09/15/2028	39,185	39,062
2.625%, 07/31/2029	37,295	36,128
2.375%, 03/31/2029	120,240	115,924
1.875%, 02/28/2027	7,115	6,968

SEI Institutional Investments Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
U.S. TREASURY OBLIGATIONS (continued)
1.750%, 01/31/2029	$4,590	$4,349

Total U.S. Treasury Obligations
(Cost $2,973,372) ($ Thousands)		2,989,376

CORPORATE OBLIGATIONS — 23.0%
Communication Services — 2.2%
Alphabet
5.450%, 11/15/2055	6,680	6,791
5.300%, 05/15/2065	1,246	1,225
5.250%, 05/15/2055	1,246	1,238
4.700%, 11/15/2035	7,788	7,914
4.375%, 11/15/2032	1,195	1,209
AT&T
5.700%, 11/01/2054	5,807	5,700
5.550%, 11/01/2045	1,292	1,269
4.900%, 11/01/2035	5,791	5,772
4.550%, 11/01/2032	1,616	1,619
3.800%, 12/01/2057	1,132	804
3.650%, 09/15/2059	719	490
3.550%, 09/15/2055	18,465	12,654
3.500%, 06/01/2041	733	585
3.500%, 09/15/2053	4,953	3,408
Charter Communications Operating LLC / Charter Communications Operating Capital
6.700%, 12/01/2055	1,702	1,659
6.550%, 06/01/2034	1,890	1,993
6.484%, 10/23/2045	110	105
6.100%, 06/01/2029	3,500	3,649
5.850%, 12/01/2035	1,740	1,744
5.500%, 04/01/2063	435	350
5.375%, 04/01/2038	410	380
5.250%, 04/01/2053	1,125	912
5.125%, 07/01/2049	310	249
4.800%, 03/01/2050	230	177
3.900%, 06/01/2052	2,140	1,405
3.750%, 02/15/2028	681	671
3.700%, 04/01/2051	181	116
3.500%, 06/01/2041	395	282
3.500%, 03/01/2042	2,299	1,614
2.300%, 02/01/2032	2,000	1,719
Comcast
5.350%, 05/15/2053	622	573
4.600%, 10/15/2038	4,025	3,790
4.049%, 11/01/2052	740	554
2.987%, 11/01/2063	1,024	571
2.937%, 11/01/2056	2,655	1,541
2.887%, 11/01/2051	1,947	1,178
Cox Enterprises
7.375%, 07/15/2027 (C)	2,895	3,012

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Meta Platforms
5.750%, 11/15/2065	$802	$799
5.625%, 11/15/2055	10,567	10,540
5.600%, 05/15/2053	2,655	2,645
5.550%, 08/15/2064	6,820	6,597
5.500%, 11/15/2045	1,452	1,452
5.400%, 08/15/2054	6,951	6,742
4.875%, 11/15/2035	9,631	9,735
4.600%, 11/15/2032	2,405	2,441
4.200%, 11/15/2030	3,453	3,477
Paramount Global
6.875%, 04/30/2036	3,025	3,175
5.900%, 10/15/2040	3,840	3,528
Sprint Spectrum Co LLC / Sprint Spectrum Co II LLC / Sprint Spectrum Co III LLC
5.152%, 03/20/2028 (C)	6,440	6,500
Time Warner Cable Enterprises LLC
8.375%, 07/15/2033	1,380	1,599
Time Warner Cable LLC
7.300%, 07/01/2038	5,400	5,749
6.750%, 06/15/2039	170	173
6.550%, 05/01/2037	280	286
5.875%, 11/15/2040	11,905	11,059
5.500%, 09/01/2041	1,942	1,721
4.500%, 09/15/2042	1,070	835
T-Mobile USA
5.700%, 01/15/2056	7,210	7,181
5.125%, 05/15/2032	380	393
4.700%, 01/15/2035	1,395	1,384
3.875%, 04/15/2030	870	857
3.750%, 04/15/2027	6,478	6,448
3.500%, 04/15/2031	13,645	13,078
3.400%, 10/15/2052	3,480	2,393
Verizon Communications
6.000%, 11/30/2065	2,144	2,168
5.875%, 11/30/2055	2,145	2,165
5.750%, 11/30/2045	1,085	1,094
5.250%, 04/02/2035	4,145	4,250
5.000%, 01/15/2036	9,043	9,055
4.750%, 01/15/2033	8,358	8,409
4.272%, 01/15/2036	1,435	1,355
2.987%, 10/30/2056	1,247	762
2.650%, 11/20/2040	420	305

		219,272

Consumer Discretionary — 0.9%
Amazon.com
5.550%, 11/20/2065	3,192	3,207
5.450%, 11/20/2055	4,622	4,662
4.650%, 11/20/2035	6,018	6,072
4.350%, 03/20/2033	2,348	2,364
4.100%, 11/20/2030	1,878	1,887
3.900%, 11/20/2028	1,878	1,885

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2025

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
3.450%, 04/13/2029	$550	$544
3.150%, 08/22/2027	160	158
AutoZone
5.125%, 06/15/2030	2,285	2,365
BMW US Capital LLC
5.050%, 03/21/2030 (C)	1,545	1,591
4.500%, 08/11/2030 (C)	2,585	2,603
Dick's Sporting Goods
4.100%, 01/15/2052	1,757	1,301
Ford Motor Credit LLC
6.054%, 11/05/2031	4,160	4,259
2.900%, 02/10/2029	4,514	4,222
General Motors
5.350%, 04/15/2028	3,890	3,989
General Motors Financial
5.950%, 04/04/2034	3,525	3,710
5.000%, 04/09/2027	1,380	1,394
2.700%, 06/10/2031	3,478	3,149
Home Depot
4.850%, 06/25/2031	404	419
3.625%, 04/15/2052	746	557
Hyundai Capital America
5.300%, 06/24/2029 (C)	3,810	3,924
5.150%, 03/27/2030 (C)	1,373	1,407
4.500%, 09/18/2030 (C)	1,202	1,204
Las Vegas Sands
5.625%, 06/15/2028	2,720	2,782
Lowe's
4.850%, 10/15/2035	2,016	2,012
4.250%, 03/15/2031	2,166	2,158
4.250%, 04/01/2052	1,927	1,545
3.500%, 04/01/2051	993	705
2.500%, 04/15/2026	260	259
1.700%, 09/15/2028	900	845
McDonald's
4.950%, 03/03/2035	2,670	2,729
McDonald's MTN
6.300%, 03/01/2038	1,396	1,563
4.700%, 12/09/2035	485	487
3.800%, 04/01/2028	250	249
3.600%, 07/01/2030	460	452
3.500%, 03/01/2027	180	179
3.500%, 07/01/2027	510	506
2.125%, 03/01/2030	420	388
Starbucks
5.400%, 05/15/2035	780	816
Toyota Motor Credit
5.100%, 03/21/2031	2,845	2,964
4.650%, 09/03/2032	2,802	2,842
Volkswagen Group of America Finance LLC
5.800%, 03/27/2035 (C)	965	1,003

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
5.650%, 03/25/2032 (C)	$4,150	$4,313

		85,670

Consumer Staples — 1.4%
Alcon Finance
5.375%, 12/06/2032 (C)	2,696	2,842
3.000%, 09/23/2029 (C)	3,845	3,682
Altria Group
5.250%, 08/06/2035	4,130	4,207
4.875%, 02/04/2028	1,290	1,312
4.800%, 02/14/2029	11	11
4.400%, 02/14/2026	203	203
3.875%, 09/16/2046	698	533
Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide
4.900%, 02/01/2046	3,680	3,466
4.700%, 02/01/2036	8,756	8,750
Anheuser-Busch InBev Worldwide
5.450%, 01/23/2039	2,082	2,182
BAT Capital
7.081%, 08/02/2053	485	555
6.250%, 08/15/2055	1,298	1,363
5.834%, 02/20/2031	2,630	2,795
5.350%, 08/15/2032	7,125	7,434
4.625%, 03/22/2033	11,060	11,041
4.540%, 08/15/2047	3,208	2,706
4.390%, 08/15/2037	680	630
3.557%, 08/15/2027	259	257
Bayer US Finance II LLC
4.375%, 12/15/2028 (C)	3,938	3,935
Bunge Finance
5.150%, 08/04/2035	2,377	2,435
CommonSpirit Health
2.782%, 10/01/2030	1,840	1,719
Constellation Brands
2.250%, 08/01/2031	5,146	4,563
EMD Finance LLC
5.000%, 10/15/2035 (C)	3,290	3,324
Fresenius Medical Care US Finance III
1.875%, 12/01/2026 (C)	2,440	2,383
Imperial Brands Finance
5.625%, 07/01/2035 (C)	1,798	1,853
Japan Tobacco
5.250%, 06/15/2030 (C)	4,060	4,225
JBS USA Holding Lux SARL
7.250%, 11/15/2053	1,785	2,032
6.750%, 03/15/2034	2,582	2,866
6.500%, 12/01/2052	4,218	4,407
6.375%, 04/15/2066 (C)	465	473
5.750%, 04/01/2033	593	621
3.625%, 01/15/2032	2,426	2,273
3.000%, 02/02/2029	180	174
3.000%, 05/15/2032	5,434	4,915

SEI Institutional Investments Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Keurig Dr Pepper
5.300%, 03/15/2034	$1,655	$1,690
Kroger
5.500%, 09/15/2054	2,070	2,018
5.000%, 09/15/2034	2,570	2,611
Mars
5.200%, 03/01/2035 (C)	4,120	4,263
Novartis Capital
4.600%, 11/05/2035	3,549	3,551
4.100%, 11/05/2030	2,146	2,154
PepsiCo
4.300%, 07/23/2030	1,281	1,298
4.100%, 01/15/2029	2,311	2,326
Philip Morris International
5.375%, 02/15/2033	3,000	3,145
4.875%, 04/30/2035	3,628	3,662
4.375%, 04/30/2030	3,422	3,445
4.125%, 04/28/2028	4,042	4,058
Pilgrim's Pride
3.500%, 03/01/2032	670	620
Reynolds American
8.125%, 05/01/2040	1,060	1,277
Roche Holdings
4.374%, 12/02/2032 (C)	2,689	2,700
4.075%, 12/02/2030 (C)	1,788	1,789

		136,774

Energy — 1.0%
Aker BP
5.800%, 10/01/2054 (C)	402	372
5.250%, 10/30/2035 (C)	3,271	3,230
BP Capital Markets America
4.893%, 09/11/2033	1,835	1,879
4.812%, 02/13/2033	3,940	4,009
Chevron USA
4.300%, 10/15/2030	1,659	1,679
Columbia Pipelines Operating LLC
6.544%, 11/15/2053 (C)	280	302
ConocoPhillips
4.150%, 11/15/2034	458	442
Continental Resources/Oklahoma
2.268%, 11/15/2026 (C)	4,370	4,280
Devon Energy
5.750%, 09/15/2054	3,143	2,926
Diamondback Energy
5.900%, 04/18/2064	925	893
5.750%, 04/18/2054	2,005	1,933
Energy Transfer LP
6.550%, 12/01/2033	1,950	2,151
6.050%, 09/01/2054	950	929
6.000%, 02/01/2029 (C)	1,560	1,578
5.950%, 05/15/2054	3,748	3,614
5.700%, 04/01/2035	2,720	2,829

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
5.300%, 04/01/2044	$60	$55
5.300%, 04/15/2047	932	841
5.250%, 07/01/2029	2,207	2,278
Eni SpA
5.950%, 05/15/2054 (C)	890	895
Enterprise Products Operating LLC
7.550%, 04/15/2038	60	73
5.200%, 01/15/2036	3,275	3,360
4.950%, 02/15/2035	1,855	1,887
EOG Resources
4.400%, 01/15/2031	2,727	2,740
Equinor
5.125%, 06/03/2035	764	793
4.750%, 11/14/2035	1,841	1,852
4.500%, 09/03/2030	800	815
Galaxy Pipeline Assets Bidco
2.625%, 03/31/2036 (C)	1,171	1,030
2.160%, 03/31/2034 (C)	1,236	1,117
Greensaif Pipelines Bidco SARL
6.103%, 08/23/2042 (C)	1,985	2,066
Hess
6.000%, 01/15/2040	8,940	9,788
5.800%, 04/01/2047	1,150	1,200
HF Sinclair
5.000%, 02/01/2028	3,595	3,598
Kinder Morgan
5.200%, 03/01/2048	1,240	1,148
5.150%, 06/01/2030	1,510	1,565
5.000%, 02/01/2029	300	308
ONEOK
6.250%, 10/15/2055	1,193	1,211
5.850%, 11/01/2064	313	299
5.700%, 11/01/2054	1,995	1,881
5.400%, 10/15/2035	9,085	9,214
5.050%, 11/01/2034	403	401
Petroleos Mexicanos
2.460%, 12/15/2025	157	156
Petroleos Mexicanos MTN
6.750%, 09/21/2047	809	658
Phillips 66
1.300%, 02/15/2026	530	527
Saudi Arabian Oil
6.375%, 06/02/2055 (C)	4,010	4,275
Shell Finance US
4.000%, 05/10/2046	170	141
2.750%, 04/06/2030	660	628
Shell International Finance BV
3.625%, 08/21/2042	1,455	1,189
Spectra Energy Partners LP
3.375%, 10/15/2026	140	139
Tennessee Gas Pipeline LLC
8.375%, 06/15/2032	2,200	2,626

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2025

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
TotalEnergies Capital
5.638%, 04/05/2064	$385	$383
5.425%, 09/10/2064	406	391
TransCanada PipeLines
5.850%, 03/15/2036	117	123
4.625%, 03/01/2034	4,705	4,619
Williams
7.750%, 06/15/2031	339	391
7.500%, 01/15/2031	9	10
4.900%, 01/15/2045	570	520
3.750%, 06/15/2027	410	407

		100,644

Financials — 7.1%
AIB Group PLC MTN
5.871%, SOFRINDX + 1.910%, 03/28/2035 (A)(C)	2,645	2,813
American Express
5.667%, SOFRRATE + 1.790%, 04/25/2036 (A)	2,695	2,861
5.442%, SOFRINDX + 1.320%, 01/30/2036 (A)	1,572	1,644
5.389%, SOFRRATE + 0.970%, 07/28/2027 (A)	11,465	11,567
5.085%, SOFRINDX + 1.020%, 01/30/2031 (A)	1,136	1,175
5.016%, SOFRRATE + 1.440%, 04/25/2031 (A)	436	450
4.918%, SOFRRATE + 1.220%, 07/20/2033 (A)	4,217	4,320
4.731%, SOFRRATE + 1.260%, 04/25/2029 (A)	3,007	3,057
4.351%, SOFRRATE + 0.810%, 07/20/2029 (A)	3,227	3,253
American International Group
5.450%, 05/07/2035	290	304
Ares Management
5.600%, 10/11/2054	1,390	1,317
Athene Global Funding
5.543%, 08/22/2035 (C)	1,016	1,022
3.205%, 03/08/2027 (C)	1,470	1,446
2.950%, 11/12/2026 (C)	4,275	4,226
2.717%, 01/07/2029 (C)	1,245	1,179
Avolon Holdings Funding
6.375%, 05/04/2028 (C)	1,410	1,470
5.750%, 03/01/2029 (C)	1,410	1,461
5.750%, 11/15/2029 (C)	5,125	5,329
5.375%, 05/30/2030 (C)	3,880	3,989
3.250%, 02/15/2027 (C)	400	395
2.528%, 11/18/2027 (C)	471	456
Banco Santander
5.127%, 11/06/2035	1,800	1,815
4.551%, 11/06/2030	3,000	3,015

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Bank of America
5.468%, SOFRRATE + 1.650%, 01/23/2035 (A)	$11,860	$12,474
5.464%, SOFRRATE + 1.640%, 05/09/2036 (A)	947	998
5.288%, SOFRRATE + 1.910%, 04/25/2034 (A)	8,275	8,622
3.419%, TSFR3M + 1.302%, 12/20/2028 (A)	3,970	3,921
2.687%, SOFRRATE + 1.320%, 04/22/2032 (A)	510	470
2.592%, SOFRRATE + 2.150%, 04/29/2031 (A)	1,456	1,361
1.734%, SOFRRATE + 0.960%, 07/22/2027 (A)	14,744	14,515
1.658%, SOFRRATE + 0.910%, 03/11/2027 (A)	2,435	2,417
Bank of America MTN
2.972%, SOFRRATE + 1.330%, 02/04/2033 (A)	1,885	1,733
2.884%, TSFR3M + 1.452%, 10/22/2030 (A)	480	458
2.496%, TSFR3M + 1.252%, 02/13/2031 (A)	1,727	1,614
2.087%, SOFRRATE + 1.060%, 06/14/2029 (A)	11,405	10,875
1.922%, SOFRRATE + 1.370%, 10/24/2031 (A)	765	686
Bank of New York Mellon
4.942%, SOFRRATE + 0.887%, 02/11/2031 (A)	2,623	2,702
Blackstone Reg Finance LLC
4.950%, 02/15/2036	1,013	1,010
4.300%, 11/03/2030	1,697	1,698
Brookfield Asset Management
6.077%, 09/15/2055	939	968
5.298%, 01/15/2036	1,607	1,617
4.653%, 11/15/2030	2,411	2,426
CaixaBank
5.581%, SOFRRATE + 1.790%, 07/03/2036 (A)(C)	1,766	1,832
4.885%, SOFRRATE + 1.360%, 07/03/2031 (A)(C)	2,932	2,984
4.634%, SOFRRATE + 1.140%, 07/03/2029 (A)(C)	2,932	2,962
Canadian Imperial Bank of Commerce
4.580%, SOFRINDX + 1.170%, 09/08/2031 (A)	3,014	3,041
4.243%, SOFRINDX + 0.600%, 09/08/2028 (A)	2,816	2,823
Capital One Financial
6.051%, SOFRRATE + 2.260%, 02/01/2035 (A)	3,569	3,812

SEI Institutional Investments Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
5.197%, SOFRRATE + 1.630%, 09/11/2036 (A)	$2,387	$2,383
CBRE Services
5.500%, 06/15/2035	1,146	1,190
4.900%, 01/15/2033	1,404	1,422
Charles Schwab
5.643%, SOFRRATE + 2.210%, 05/19/2029 (A)	2,160	2,243
4.914%, SOFRRATE + 1.230%, 11/14/2036 (A)	3,779	3,786
4.343%, SOFRRATE + 0.940%, 11/14/2031 (A)	4,333	4,344
Chubb INA Holdings LLC MTN
5.000%, 03/15/2034	2,500	2,571
CI Financial
3.200%, 12/17/2030	8,380	7,545
Citibank
5.570%, 04/30/2034	7,815	8,325
4.914%, 05/29/2030	2,500	2,578
Citigroup
8.125%, 07/15/2039	1,438	1,860
6.174%, SOFRRATE + 2.661%, 05/25/2034 (A)	1,040	1,111
6.020%, SOFRRATE + 1.830%, 01/24/2036 (A)	2,804	2,955
5.827%, SOFRRATE + 2.056%, 02/13/2035 (A)	1,014	1,060
5.612%, SOFRRATE + 1.746%, 03/04/2056 (A)	2,230	2,268
5.333%, SOFRRATE + 1.465%, 03/27/2036 (A)	3,274	3,379
5.300%, 05/06/2044	255	249
5.174%, SOFRRATE + 1.364%, 02/13/2030 (A)	12,485	12,844
5.174%, SOFRRATE + 1.488%, 09/11/2036 (A)	2,243	2,289
4.952%, SOFRRATE + 1.463%, 05/07/2031 (A)	2,356	2,415
4.786%, SOFRRATE + 0.870%, 03/04/2029 (A)	3,248	3,294
4.600%, 03/09/2026	2,785	2,788
4.542%, SOFRRATE + 1.338%, 09/19/2030 (A)	1,442	1,455
4.503%, SOFRRATE + 1.171%, 09/11/2031 (A)	3,447	3,471
2.572%, SOFRRATE + 2.107%, 06/03/2031 (A)	8,550	7,932
2.561%, SOFRRATE + 1.167%, 05/01/2032 (A)	12,544	11,414
Constellation Insurance
6.800%, 01/24/2030 (C)	1,775	1,800
Credit Agricole
4.818%, SOFRRATE + 1.360%, 09/25/2033 (A)(C)	2,657	2,663

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Deutsche Bank NY
6.819%, SOFRRATE + 2.510%, 11/20/2029 (A)	$1,445	$1,544
4.999%, SOFRRATE + 1.700%, 09/11/2030 (A)	1,695	1,724
Farmers Exchange Capital
7.200%, 07/15/2048 (C)	1,788	1,864
Farmers Exchange Capital II
6.151%, TSFR3M + 4.006%, 11/01/2053 (A)(C)	5,120	5,090
Farmers Exchange Capital III
5.454%, TSFR3M + 3.716%, 10/15/2054 (A)(C)	4,710	4,442
Farmers Insurance Exchange
7.000%, H15T10Y + 3.864%, 10/15/2064 (A)(C)	1,530	1,582
FIBRA Prologis
5.500%, 11/26/2035 (C)	1,468	1,462
Fiserv
5.625%, 08/21/2033	1,415	1,463
5.450%, 03/15/2034	1,795	1,826
5.250%, 08/11/2035	3,775	3,788
FS KKR Capital
6.125%, 01/15/2030	2,623	2,607
Goldman Sachs Group
5.734%, SOFRRATE + 1.696%, 01/28/2056 (A)	1,202	1,249
5.536%, SOFRRATE + 1.380%, 01/28/2036 (A)	5,435	5,695
5.330%, SOFRRATE + 1.550%, 07/23/2035 (A)	2,852	2,960
5.218%, SOFRRATE + 1.580%, 04/23/2031 (A)	4,700	4,869
5.207%, SOFRRATE + 1.078%, 01/28/2031 (A)	3,668	3,800
5.049%, SOFRRATE + 1.210%, 07/23/2030 (A)	1,322	1,358
5.016%, SOFRRATE + 1.420%, 10/23/2035 (A)	1,545	1,569
4.939%, SOFRRATE + 1.330%, 10/21/2036 (A)	6,489	6,513
4.692%, SOFRRATE + 1.135%, 10/23/2030 (A)	2,633	2,676
4.369%, SOFRRATE + 1.060%, 10/21/2031 (A)	4,037	4,042
4.153%, SOFRRATE + 0.900%, 10/21/2029 (A)	6,003	6,007
2.908%, SOFRRATE + 1.472%, 07/21/2042 (A)	280	209
2.650%, SOFRRATE + 1.264%, 10/21/2032 (A)	4,015	3,639
2.615%, SOFRRATE + 1.281%, 04/22/2032 (A)	2,000	1,829

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2025

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
2.383%, SOFRRATE + 1.248%, 07/21/2032 (A)	$14,310	$12,868
1.542%, SOFRRATE + 0.818%, 09/10/2027 (A)	5,805	5,689
1.431%, SOFRRATE + 0.798%, 03/09/2027 (A)	9,465	9,394
Guardian Life Global Funding
4.798%, 04/28/2030 (C)	7,755	7,948
4.327%, 10/06/2030 (C)	1,098	1,105
Guardian Life Global Funding MTN
4.179%, 09/26/2029 (C)	4,400	4,404
HSBC Holdings PLC
5.887%, SOFRRATE + 1.570%, 08/14/2027 (A)	1,480	1,497
5.733%, SOFRRATE + 1.520%, 05/17/2032 (A)	8,250	8,730
5.286%, SOFRRATE + 1.290%, 11/19/2030 (A)	5,735	5,932
5.133%, SOFRRATE + 1.430%, 11/06/2036 (A)	2,188	2,208
4.619%, SOFRRATE + 1.190%, 11/06/2031 (A)	2,630	2,647
4.583%, TSFR3M + 1.796%, 06/19/2029 (A)	660	666
2.357%, SOFRRATE + 1.947%, 08/18/2031 (A)	410	374
Intercontinental Exchange
5.250%, 06/15/2031	1,695	1,776
Jackson Financial
3.125%, 11/23/2031	6,200	5,651
JPMorgan Chase
8.750%, 09/01/2030	1,725	2,038
5.766%, SOFRRATE + 1.490%, 04/22/2035 (A)	15,800	17,010
5.576%, SOFRRATE + 1.635%, 07/23/2036 (A)	1,985	2,077
5.572%, SOFRRATE + 1.680%, 04/22/2036 (A)	6,110	6,490
5.502%, SOFRRATE + 1.315%, 01/24/2036 (A)	2,140	2,261
5.299%, SOFRRATE + 1.450%, 07/24/2029 (A)	6,325	6,522
4.810%, SOFRRATE + 1.190%, 10/22/2036 (A)	7,927	7,971
4.255%, SOFRRATE + 0.930%, 10/22/2031 (A)	2,573	2,576
2.947%, SOFRRATE + 1.170%, 02/24/2028 (A)	1,470	1,450
2.739%, TSFR3M + 1.510%, 10/15/2030 (A)	1,640	1,558
2.580%, TSFR3M + 1.250%, 04/22/2032 (A)	1,212	1,113
2.545%, SOFRRATE + 1.180%, 11/08/2032 (A)	690	625

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
2.522%, SOFRRATE + 2.040%, 04/22/2031 (A)	$1,295	$1,209
2.182%, SOFRRATE + 1.890%, 06/01/2028 (A)	1,775	1,728
1.953%, SOFRRATE + 1.065%, 02/04/2032 (A)	2,645	2,357
1.578%, SOFRRATE + 0.885%, 04/22/2027 (A)	5,945	5,885
1.470%, SOFRRATE + 0.765%, 09/22/2027 (A)	6,685	6,546
Lehman Brothers Holdings
6.500%, 12/31/2049 (G)	4,040	2
Lehman Brothers Holdings MTN
6.750%, 12/31/2049 (G)	10,370	–
Lehman Brothers Holdings Capital Trust VII MTN
5.857%, US0003M + 0.840%(G)(H)	20,630	–
Lloyds Banking Group PLC
4.943%, H15T1Y + 0.970%, 11/04/2036 (A)	2,976	2,966
4.425%, H15T1Y + 0.820%, 11/04/2031 (A)	5,999	6,011
4.375%, 03/22/2028	680	685
Marsh & McLennan
5.750%, 11/01/2032	1,510	1,625
MassMutual Global Funding II
5.050%, 08/26/2035 (C)	3,128	3,165
4.950%, 01/10/2030 (C)	4,500	4,621
Mercury General
4.400%, 03/15/2027	1,720	1,718
Metropolitan Life Global Funding I
3.000%, 09/19/2027 (C)	1,275	1,254
Mitsubishi UFJ Financial Group
5.188%, H15T1Y + 0.930%, 09/12/2036 (A)	2,639	2,708
4.527%, H15T1Y + 0.800%, 09/12/2031 (A)	2,624	2,646
Morgan Stanley
5.466%, SOFRRATE + 1.730%, 01/18/2035 (A)	2,960	3,099
5.449%, SOFRRATE + 1.630%, 07/20/2029 (A)	1,806	1,867
5.320%, SOFRRATE + 1.555%, 07/19/2035 (A)	5,605	5,821
5.042%, SOFRRATE + 1.215%, 07/19/2030 (A)	1,926	1,980
4.994%, SOFRRATE + 1.380%, 04/12/2029 (A)	4,714	4,808
4.892%, SOFRRATE + 1.314%, 10/22/2036 (A)	2,791	2,800
4.133%, SOFRRATE + 0.913%, 10/18/2029 (A)	5,141	5,141
1.593%, SOFRRATE + 0.879%, 05/04/2027 (A)	1,520	1,503

SEI Institutional Investments Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Morgan Stanley MTN
5.831%, SOFRRATE + 1.580%, 04/19/2035 (A)	$11,941	$12,808
5.656%, SOFRRATE + 1.260%, 04/18/2030 (A)	955	998
5.250%, SOFRRATE + 1.870%, 04/21/2034 (A)	9,735	10,107
2.511%, SOFRRATE + 1.200%, 10/20/2032 (A)	2,950	2,656
2.475%, SOFRRATE + 1.000%, 01/21/2028 (A)	3,725	3,656
1.512%, SOFRRATE + 0.858%, 07/20/2027 (A)	1,235	1,214
Morgan Stanley Private Bank
4.734%, SOFRRATE + 1.080%, 07/18/2031 (A)	19,151	19,479
4.466%, SOFRRATE + 0.770%, 07/06/2028 (A)	2,810	2,827
4.465%, SOFRRATE + 1.020%, 11/19/2031 (A)	10,888	10,948
4.204%, SOFRRATE + 0.780%, 11/17/2028 (A)	5,744	5,754
Northwestern Mutual Global Funding
5.160%, 05/28/2031 (C)	3,285	3,421
Northwestern Mutual Life Insurance
3.850%, 09/30/2047 (C)	2,788	2,198
Oaktree Specialty Lending
6.340%, 02/27/2030	1,457	1,460
Pacific Life Global Funding II
4.875%, 07/17/2032 (C)	5,530	5,655
PNC Bank
4.429%, SOFRRATE + 0.727%, 07/21/2028 (A)	3,715	3,739
PNC Financial Services Group
6.875%, SOFRRATE + 2.284%, 10/20/2034 (A)	775	881
5.373%, SOFRRATE + 1.417%, 07/21/2036 (A)	1,190	1,233
4.812%, SOFRRATE + 1.259%, 10/21/2032 (A)	2,019	2,060
Protective Life
5.350%, 12/15/2035 (C)	1,452	1,468
4.700%, 01/15/2031 (C)	2,350	2,360
Royal Bank of Canada
4.696%, SOFRRATE + 1.060%, 08/06/2031 (A)	3,173	3,225
Santander UK Group Holdings PLC
2.469%, SOFRRATE + 1.220%, 01/11/2028 (A)	370	363
1.673%, SOFRRATE + 0.989%, 06/14/2027 (A)	15	15
Societe Generale
7.132%, H15T1Y + 2.950%, 01/19/2055 (A)(C)	2,264	2,411

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
State Street
5.146%, SOFRRATE + 1.217%, 02/28/2036 (A)	$2,295	$2,367
4.784%, SOFRRATE + 1.215%, 10/23/2036 (A)	934	937
4.729%, 02/28/2030	3,713	3,808
Sumitomo Mitsui Trust Bank
4.350%, 09/11/2030 (C)	544	548
Sumitomo Mitsui Trust Group
5.416%, SOFRRATE + 1.650%, 09/11/2036 (A)(C)	2,311	2,344
Teachers Insurance & Annuity Association of America
6.850%, 12/16/2039 (C)	148	171
4.900%, 09/15/2044 (C)	600	554
4.270%, 05/15/2047 (C)	175	146
3.300%, 05/15/2050 (C)	2,360	1,642
Toronto-Dominion Bank
4.928%, 10/15/2035	2,431	2,455
Truist Bank
4.420%, SOFRRATE + 0.770%, 07/24/2028 (A)	3,107	3,122
UBS Group
5.528%, SOFRRATE + 1.490%, 05/06/2047 (A)(C)	2,797	2,806
5.010%, SOFRRATE + 1.340%, 03/23/2037 (A)(C)	5,103	5,104
4.398%, SOFRRATE + 1.060%, 09/23/2031 (A)(C)	3,247	3,246
4.151%, SOFRRATE + 0.840%, 12/23/2029 (A)(C)	3,273	3,272
US Bancorp
4.839%, SOFRRATE + 1.600%, 02/01/2034 (A)	1,655	1,676
Wells Fargo
6.303%, SOFRRATE + 1.790%, 10/23/2029 (A)	925	980
5.499%, SOFRRATE + 1.780%, 01/23/2035 (A)	1,385	1,456
5.389%, SOFRRATE + 2.020%, 04/24/2034 (A)	3,665	3,842
5.244%, SOFRRATE + 1.110%, 01/24/2031 (A)	1,310	1,361
5.211%, SOFRRATE + 1.380%, 12/03/2035 (A)	2,119	2,188
5.150%, SOFRRATE + 1.500%, 04/23/2031 (A)	2,193	2,271
4.970%, SOFRRATE + 1.370%, 04/23/2029 (A)	8,522	8,689
4.900%, SOFRRATE + 0.780%, 01/24/2028 (A)	2,015	2,032
4.892%, SOFRRATE + 1.340%, 09/15/2036 (A)	1,602	1,616

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2025

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.666%, TSFR3M + 0.762%, 01/15/2027 (A)	$2,395	$2,387
4.078%, SOFRRATE + 0.880%, 09/15/2029 (A)	930	930
Wells Fargo MTN
5.707%, SOFRRATE + 1.070%, 04/22/2028 (A)	1,371	1,400
5.574%, SOFRRATE + 1.740%, 07/25/2029 (A)	763	791
5.557%, SOFRRATE + 1.990%, 07/25/2034 (A)	5,270	5,582
5.013%, TSFR3M + 4.502%, 04/04/2051 (A)	3,720	3,492
4.897%, SOFRRATE + 2.100%, 07/25/2033 (A)	1,392	1,424
4.650%, 11/04/2044	500	446
3.584%, TSFR3M + 1.572%, 05/22/2028 (A)	5,205	5,167
2.572%, TSFR3M + 1.262%, 02/11/2031 (A)	149	140
2.393%, SOFRRATE + 2.100%, 06/02/2028 (A)	2,610	2,546

		700,623

Health Care — 2.1%
AbbVie
5.600%, 03/15/2055	196	201
5.500%, 03/15/2064	565	563
5.400%, 03/15/2054	1,410	1,405
5.200%, 03/15/2035	2,157	2,252
5.050%, 03/15/2034	1,928	2,000
4.950%, 03/15/2031	1,386	1,440
4.875%, 03/15/2030	1,715	1,772
4.800%, 03/15/2027	2,189	2,213
4.550%, 03/15/2035	381	379
4.500%, 05/14/2035	2,570	2,550
4.250%, 11/21/2049	3,359	2,836
4.050%, 11/21/2039	967	875
3.200%, 11/21/2029	3,404	3,302
Amgen
6.375%, 06/01/2037	2,275	2,551
5.650%, 03/02/2053	7,657	7,693
5.600%, 03/02/2043	1,332	1,361
4.400%, 05/01/2045	900	785
2.000%, 01/15/2032	2,710	2,366
Bayer US Finance II LLC
4.875%, 06/25/2048 (C)	2,503	2,119
4.625%, 06/25/2038 (C)	2,097	1,911
4.400%, 07/15/2044 (C)	2,750	2,223
Bristol-Myers Squibb
5.750%, 02/01/2031	535	574
5.100%, 02/22/2031	540	565

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Centene
3.000%, 10/15/2030	$3,956	$3,529
2.625%, 08/01/2031	2,000	1,714
Cigna Group
5.250%, 01/15/2036	4,480	4,594
4.900%, 12/15/2048	140	127
4.875%, 09/15/2032	3,535	3,596
4.375%, 10/15/2028	1,260	1,273
3.400%, 03/15/2050	250	178
3.400%, 03/15/2051	1,050	739
CommonSpirit Health
4.975%, 09/01/2035	4,950	4,943
4.350%, 11/01/2042	440	384
CVS Health
5.875%, 06/01/2053	370	366
5.700%, 06/01/2034	1,792	1,888
5.550%, 06/01/2031	1,831	1,924
5.300%, 06/01/2033	2,088	2,161
5.125%, 07/20/2045	829	759
5.050%, 03/25/2048	16,765	15,042
5.000%, 02/20/2026	1,355	1,356
4.780%, 03/25/2038	2,433	2,313
3.250%, 08/15/2029	1,720	1,661
1.875%, 02/28/2031	6,050	5,321
Elevance Health
5.200%, 02/15/2035	550	564
5.000%, 01/15/2036	4,060	4,067
3.650%, 12/01/2027	330	328
Eli Lilly
5.600%, 02/12/2065	1,178	1,212
5.550%, 10/15/2055	581	600
5.500%, 02/12/2055	1,067	1,096
5.100%, 02/12/2035	920	961
5.050%, 08/14/2054	207	198
4.900%, 02/12/2032	610	635
4.700%, 02/09/2034	900	918
4.600%, 08/14/2034	1,641	1,662
4.250%, 03/15/2031	2,791	2,814
4.200%, 08/14/2029	2,902	2,936
GE HealthCare Technologies
5.500%, 06/15/2035	1,235	1,290
Gilead Sciences
4.000%, 09/01/2036	933	879
2.600%, 10/01/2040	3,890	2,905
HCA
6.200%, 03/01/2055	937	976
5.900%, 06/01/2053	662	661
5.500%, 03/01/2032	3,163	3,317
5.250%, 06/15/2026	2,015	2,017
5.250%, 06/15/2049	1,187	1,094
4.600%, 11/15/2032	2,205	2,204
3.500%, 09/01/2030	6,920	6,661
3.500%, 07/15/2051	6,235	4,337

SEI Institutional Investments Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
2.375%, 07/15/2031	$4,015	$3,601
Humana
4.950%, 10/01/2044	200	179
4.800%, 03/15/2047	50	43
3.700%, 03/23/2029	6,150	6,036
2.150%, 02/03/2032	250	217
Johnson & Johnson
5.000%, 03/01/2035	2,580	2,708
Merck
2.350%, 06/24/2040	734	538
PeaceHealth Obligated Group
4.855%, 11/15/2032	4,630	4,690
Pfizer
4.875%, 11/15/2035	1,128	1,142
4.500%, 11/15/2032	2,174	2,189
4.200%, 11/15/2030	2,679	2,692
3.875%, 11/15/2027	1,880	1,883
2.625%, 04/01/2030	720	681
Pfizer Investment Enterprises Pte
4.750%, 05/19/2033	6,500	6,627
Royalty Pharma
5.200%, 09/25/2035	6,500	6,571
UnitedHealth Group
5.875%, 02/15/2053	3,624	3,737
5.625%, 07/15/2054	5,769	5,779
5.500%, 07/15/2044	1,057	1,065
5.150%, 07/15/2034	9,195	9,509
3.050%, 05/15/2041	358	276
2.750%, 05/15/2040	2,390	1,814
Universal Health Services
1.650%, 09/01/2026	1,260	1,233

		205,346

Industrials — 1.7%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
6.450%, 04/15/2027	1,549	1,593
4.950%, 09/10/2034	10,415	10,415
3.300%, 01/30/2032	248	230
3.000%, 10/29/2028	14,093	13,643
Air Lease
5.850%, 12/15/2027	1,325	1,364
Air Lease MTN
2.875%, 01/15/2026	3,019	3,013
American Airlines Pass-Through Trust, Ser 2015-1, Cl A
3.375%, 05/01/2027	64	63
American Airlines Pass-Through Trust, Ser 2025-1, Cl A
4.900%, 05/11/2038	3,190	3,189
BAE Systems PLC
5.250%, 03/26/2031 (C)	3,615	3,778

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Berry Global
1.650%, 01/15/2027	$1,785	$1,732
Boeing
6.858%, 05/01/2054	917	1,045
6.388%, 05/01/2031	2,800	3,046
6.298%, 05/01/2029	4,305	4,579
5.805%, 05/01/2050	1,610	1,603
2.196%, 02/04/2026	2,645	2,634
Booz Allen Hamilton
5.950%, 04/15/2035	3,255	3,383
Burlington Northern Santa Fe LLC
7.290%, 06/01/2036	200	245
Caterpillar Financial Services
4.375%, 08/16/2029	950	965
Caterpillar Financial Services MTN
5.000%, 05/14/2027	2,632	2,676
Cintas No. 2
4.000%, 05/01/2032	1,124	1,108
Crowley Conro LLC
4.181%, 08/15/2043	662	614
Deere
5.700%, 01/19/2055	1,928	2,039
Delta Air Lines
5.250%, 07/10/2030	11,731	12,043
4.950%, 07/10/2028	3,568	3,623
Delta Air Lines Pass-Through Trust, Ser 2020-1, Cl AA
2.000%, 06/10/2028	2,103	2,019
Delta Air Lines/Skymiles
4.750%, 10/20/2028 (C)	3,005	3,023
Eaton Capital ULC
4.450%, 05/09/2030	1,167	1,181
Embraer Netherlands Finance BV
5.980%, 02/11/2035	1,346	1,437
5.400%, 01/09/2038	1,419	1,405
General Electric
4.900%, 01/29/2036	2,529	2,595
4.300%, 07/29/2030	2,779	2,810
General Electric MTN
4.593%, TSFR3M + 0.742%, 08/15/2036 (A)	3,035	2,868
Howmet Aerospace
4.850%, 10/15/2031	1,236	1,274
Huntington Ingalls Industries
5.749%, 01/15/2035	2,805	2,975
JetBlue Pass-Through Trust, Ser 2019-1, Cl AA
2.750%, 05/15/2032	119	106
John Deere Capital
4.650%, 01/07/2028	1,541	1,568
4.500%, 01/08/2027	2,295	2,312
John Deere Capital MTN
5.150%, 09/08/2026	1,698	1,714

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2025

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.850%, 06/11/2029	$301	$310
4.150%, 09/15/2027	1,726	1,737
Lockheed Martin
4.500%, 05/15/2036	685	677
Norfolk Southern
5.100%, 05/01/2035	1,586	1,631
Northrop Grumman
5.250%, 07/15/2035	1,178	1,230
5.250%, 05/01/2050	3,620	3,490
4.650%, 07/15/2030	1,269	1,294
3.250%, 01/15/2028	480	473
Otis Worldwide
3.112%, 02/15/2040	1,005	793
Paychex
5.350%, 04/15/2032	7,329	7,622
Raytheon Technologies
2.250%, 07/01/2030	680	627
Republic Services
1.450%, 02/15/2031	705	617
Rollins
5.250%, 02/24/2035	4,055	4,157
Siemens Funding BV
5.800%, 05/28/2055 (C)	1,181	1,257
5.200%, 05/28/2035 (C)	3,318	3,458
4.900%, 05/28/2032 (C)	2,328	2,407
4.600%, 05/28/2030 (C)	1,932	1,970
4.350%, 05/26/2028 (C)	2,895	2,934
SMBC Aviation Capital Finance DAC
5.700%, 07/25/2033 (C)	3,945	4,152
Southwest Airlines
5.250%, 11/15/2035	2,803	2,745
Uber Technologies
5.350%, 09/15/2054	1,102	1,067
4.800%, 09/15/2034	6,473	6,509
4.800%, 09/15/2035	1,602	1,601
4.150%, 01/15/2031	2,402	2,392
Union Pacific
5.600%, 12/01/2054	714	726
2.150%, 02/05/2027	270	265
United Airlines Pass-Through Trust, Ser 2023-1, Cl A
5.800%, 01/15/2036	3,191	3,368
United Parcel Service
5.200%, 04/01/2040	850	866
Verisk Analytics
5.125%, 02/15/2036	1,778	1,803
4.500%, 08/15/2030	1,592	1,605

		169,693

Information Technology — 2.0%
Apple
4.200%, 05/12/2030	2,271	2,306
4.000%, 05/12/2028	1,308	1,318

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
3.950%, 08/08/2052	$1,746	$1,417
2.650%, 05/11/2050	1,073	691
2.375%, 02/08/2041	557	406
AppLovin
5.950%, 12/01/2054	2,500	2,513
Broadcom
5.200%, 07/15/2035	969	1,009
5.150%, 11/15/2031	3,123	3,259
5.050%, 07/12/2029	3,329	3,440
4.926%, 05/15/2037 (C)	8,724	8,768
4.900%, 07/15/2032	6,543	6,732
4.800%, 10/15/2034	4,559	4,623
4.600%, 07/15/2030	3,012	3,070
4.550%, 02/15/2032	2,193	2,219
4.150%, 02/15/2028	2,271	2,282
4.150%, 11/15/2030	842	841
3.419%, 04/15/2033	744	697
3.137%, 11/15/2035 (C)	2,520	2,207
Cadence Design Systems
4.700%, 09/10/2034	843	848
4.300%, 09/10/2029	3,852	3,872
4.200%, 09/10/2027	790	793
Cisco Systems
5.500%, 02/24/2055	1,633	1,649
5.050%, 02/26/2034	2,015	2,091
Constellation Software
5.158%, 02/16/2029 (C)	3,000	3,069
Dell International LLC
5.100%, 02/15/2036	6,325	6,317
5.000%, 04/01/2030	4,050	4,151
4.500%, 02/15/2031	4,700	4,700
Flex
5.375%, 11/13/2035	1,406	1,413
5.250%, 01/15/2032	656	670
Foundry JV Holdco LLC
6.300%, 01/25/2039 (C)	534	573
6.100%, 01/25/2036 (C)	6,645	7,059
5.900%, 01/25/2033 (C)	2,466	2,605
5.500%, 01/25/2031 (C)	698	726
Intel
5.900%, 02/10/2063	687	664
5.625%, 02/10/2043	438	431
4.900%, 08/05/2052	325	277
3.734%, 12/08/2047	1,317	963
3.250%, 11/15/2049	3,526	2,321
3.050%, 08/12/2051	4,547	2,873
2.800%, 08/12/2041	657	466
2.000%, 08/12/2031	1,580	1,391
Microsoft
3.450%, 08/08/2036	24	22
3.300%, 02/06/2027	720	718
2.921%, 03/17/2052	200	136

SEI Institutional Investments Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Oracle
6.100%, 09/26/2065	$864	$805
6.000%, 08/03/2055	2,665	2,476
5.950%, 09/26/2055	7,523	7,049
5.875%, 09/26/2045	3,542	3,340
5.550%, 02/06/2053	985	863
5.375%, 09/27/2054	3,756	3,208
5.200%, 09/26/2035	14,764	14,467
4.800%, 08/03/2028	1,980	1,999
4.800%, 09/26/2032	10,319	10,145
4.650%, 05/06/2030	610	608
4.450%, 09/26/2030	8,419	8,296
4.000%, 07/15/2046	1,584	1,157
3.900%, 05/15/2035	5,500	4,861
3.800%, 11/15/2037	11,240	9,348
3.600%, 04/01/2040	1,114	859
3.600%, 04/01/2050	1,430	946
2.950%, 04/01/2030	925	860
2.875%, 03/25/2031	1,860	1,687
2.800%, 04/01/2027	625	613
Sprint Capital
8.750%, 03/15/2032	5,715	6,956
Synopsys
5.700%, 04/01/2055	1,098	1,101
5.150%, 04/01/2035	1,402	1,433
5.000%, 04/01/2032	1,510	1,549
4.850%, 04/01/2030	1,887	1,928
4.650%, 04/01/2028	1,320	1,338
Texas Instruments
5.150%, 02/08/2054	404	388
5.050%, 05/18/2063	490	451
5.000%, 03/14/2053	1,090	1,021
TSMC Global
1.375%, 09/28/2030 (C)	2,800	2,476

		190,824

Materials — 0.3%
Amcor Finance USA
3.625%, 04/28/2026	3,000	2,991
Amcor Flexibles North America
5.500%, 03/17/2035	2,730	2,831
Anglo American Capital PLC
5.750%, 04/05/2034 (C)	4,705	4,969
Berry Global
5.650%, 01/15/2034	1,010	1,059
4.875%, 07/15/2026 (C)	1,522	1,522
Dow Chemical
4.800%, 05/15/2049	585	472
Eagle Materials
5.000%, 03/15/2036	2,401	2,376
Glencore Funding LLC
6.141%, 04/01/2055 (C)	897	940
5.673%, 04/01/2035 (C)	1,916	2,014

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
5.634%, 04/04/2034 (C)	$1,077	$1,130
International Flavors & Fragrances
2.300%, 11/01/2030 (C)	6,675	6,021
Suzano Netherlands BV
5.500%, 01/15/2036	1,409	1,400

		27,725

Real Estate — 0.8%
Agree LP
5.600%, 06/15/2035	1,333	1,404
4.800%, 10/01/2032	718	728
2.600%, 06/15/2033	324	281
2.000%, 06/15/2028	1,423	1,355
American Assets Trust LP
3.375%, 02/01/2031	2,580	2,364
American Homes 4 Rent LP
5.500%, 07/15/2034	566	588
4.950%, 06/15/2030	1,135	1,159
4.300%, 04/15/2052	591	475
3.625%, 04/15/2032	1,571	1,484
2.375%, 07/15/2031	2,320	2,075
American Tower
5.550%, 07/15/2033	720	756
4.900%, 03/15/2030	1,155	1,182
2.700%, 04/15/2031	3,940	3,616
1.875%, 10/15/2030	2,410	2,148
AvalonBay Communities MTN
2.450%, 01/15/2031	2,580	2,364
Brixmor Operating Partnership LP
4.850%, 02/15/2033	658	660
2.500%, 08/16/2031	1,503	1,352
Crown Castle
2.100%, 04/01/2031	6,103	5,380
Equinix
3.900%, 04/15/2032	2,380	2,295
Equinix Europe 2 Financing LLC
4.600%, 11/15/2030	2,000	2,013
Essex Portfolio LP
2.550%, 06/15/2031	680	617
Extra Space Storage LP
3.900%, 04/01/2029	1,153	1,140
2.400%, 10/15/2031	130	115
2.200%, 10/15/2030	542	490
GLP Capital LP / GLP Financing II
5.750%, 06/01/2028	1,250	1,283
5.300%, 01/15/2029	545	555
4.000%, 01/15/2031	1,085	1,039
Healthcare Realty Holdings LP
3.625%, 01/15/2028	195	192
3.500%, 08/01/2026	1,010	1,004
Hudson Pacific Properties LP
4.650%, 04/01/2029	2,051	1,888
3.250%, 01/15/2030	28	23

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2025

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Invitation Homes Operating Partnership LP
4.950%, 01/15/2033	$1,583	$1,602
4.875%, 02/01/2035	1,389	1,381
4.150%, 04/15/2032	1,564	1,519
2.000%, 08/15/2031	594	518
Kimco Realty OP LLC
5.300%, 02/01/2036	1,391	1,434
4.850%, 03/01/2035	1,251	1,253
LXP Industrial Trust
6.750%, 11/15/2028	135	144
Realty Income
5.125%, 04/15/2035	1,760	1,801
4.900%, 07/15/2033	1,207	1,229
4.500%, 02/01/2033	1,220	1,214
3.950%, 02/01/2029	1,432	1,427
3.400%, 01/15/2030	942	917
2.850%, 12/15/2032	1,138	1,024
2.100%, 03/15/2028	739	709
Regency Centers LP
5.250%, 01/15/2034	1,749	1,812
5.000%, 07/15/2032	1,287	1,324
2.950%, 09/15/2029	2,040	1,955
Sabra Health Care LP
3.900%, 10/15/2029	4,255	4,161
Scentre Group Trust 2
5.125%, H15T5Y + 4.685%, 09/24/2080 (A)(C)	6,355	6,411
Simon Property Group
4.750%, 09/26/2034	2,250	2,251
Store Capital LLC
2.750%, 11/18/2030	1,101	1,005
2.700%, 12/01/2031	458	405
Sun Communities Operating
4.200%, 04/15/2032	1,278	1,248
VICI Properties LP / VICI Note Co
4.125%, 08/15/2030 (C)	1,570	1,523
3.875%, 02/15/2029 (C)	575	564

		80,856

Sovereign — 0.1%
Kuwait International Government Bond
4.652%, 10/09/2035 (C)	2,483	2,489
4.136%, 10/09/2030 (C)	6,761	6,766
4.016%, 10/09/2028 (C)	4,388	4,388

		13,643

Utilities — 3.4%
AEP Texas
5.850%, 10/15/2055	2,510	2,502
Alliant Energy
5.750%, H15T5Y + 2.077%, 04/01/2056 (A)	2,395	2,386

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
American Electric Power
5.800%, H15T5Y + 2.128%, 03/15/2056 (A)	$4,470	$4,439
American Transmission Systems
2.650%, 01/15/2032 (C)	515	466
Appalachian Power
5.650%, 04/01/2034	461	486
4.500%, 03/01/2049	60	50
3.300%, 06/01/2027	3,000	2,967
Arizona Public Service
5.900%, 08/15/2055	1,583	1,627
Baltimore Gas and Electric
5.450%, 06/01/2035	1,528	1,598
2.250%, 06/15/2031	1,217	1,102
Berkshire Hathaway Energy
2.850%, 05/15/2051	3,845	2,432
Boston Gas
5.843%, 01/10/2035 (C)	2,500	2,661
4.487%, 02/15/2042 (C)	140	122
Brooklyn Union Gas
6.415%, 07/18/2054 (C)	5,680	6,003
CenterPoint Energy
5.950%, H15T5Y + 2.223%, 04/01/2056 (A)	2,400	2,426
CenterPoint Energy Houston Electric LLC
5.150%, 03/01/2034	6,000	6,205
4.950%, 08/15/2035	1,909	1,935
3.600%, 03/01/2052	754	563
Chile Electricity Lux Mpc II SARL
5.580%, 10/20/2035 (C)	1,110	1,144
Chile Electricity Lux MPC II SARL
5.672%, 10/20/2035 (C)	6,206	6,411
Chile Electricity Lux MPC SARL
6.010%, 01/20/2033 (C)	1,584	1,659
Consolidated Edison of New York
4.450%, 03/15/2044	3,500	3,096
3.700%, 11/15/2059	449	321
3.350%, 04/01/2030	260	252
3.200%, 12/01/2051	228	155
Constellation Energy Generation LLC
5.600%, 03/01/2028	2,410	2,491
Consumers Energy
5.050%, 05/15/2035	3,759	3,853
4.500%, 01/15/2031	2,266	2,297
Consumers Securitization Funding LLC
5.550%, 03/01/2028	898	908
Dominion Energy
6.200%, H15T5Y + 2.006%, 02/15/2056 (A)	3,170	3,201
DTE Electric
3.650%, 03/01/2052	546	412
2.950%, 03/01/2050	1,421	963

SEI Institutional Investments Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
DTE Energy
5.050%, 10/01/2035	$7,405	$7,429
Duke Energy
4.950%, 09/15/2035	909	908
3.500%, 06/15/2051	633	450
Duke Energy Carolinas LLC
5.350%, 01/15/2053	970	949
4.000%, 09/30/2042	257	219
3.550%, 03/15/2052	1,101	811
2.850%, 03/15/2032	1,512	1,389
2.550%, 04/15/2031	466	430
Duke Energy Florida LLC
4.850%, 12/01/2035	1,301	1,308
4.200%, 12/01/2030	636	637
2.400%, 12/15/2031	1,213	1,097
Duke Energy Indiana LLC
2.750%, 04/01/2050	1,255	796
Duke Energy Progress LLC
5.550%, 03/15/2055	1,530	1,535
5.050%, 03/15/2035	1,805	1,849
4.150%, 12/01/2044	1,750	1,483
3.700%, 10/15/2046	247	192
2.500%, 08/15/2050	1,228	739
East Ohio Gas
2.000%, 06/15/2030 (C)	2,365	2,146
Entergy
6.100%, H15T5Y + 2.013%, 06/15/2056 (A)	3,605	3,626
Entergy Arkansas LLC
5.150%, 01/15/2033	1,731	1,798
2.650%, 06/15/2051	1,096	668
Entergy Louisiana LLC
5.150%, 09/15/2034	2,095	2,156
Entergy Mississippi LLC
5.800%, 04/15/2055	1,128	1,160
Entergy Texas
5.250%, 04/15/2035	1,830	1,891
3.450%, 12/01/2027	1,625	1,600
Evergy Missouri West
5.650%, 06/01/2034 (C)	3,195	3,337
Eversource Energy
5.950%, 02/01/2029	2,990	3,129
4.600%, 07/01/2027	1,125	1,131
Exelon
5.875%, 03/15/2055	1,692	1,733
FirstEnergy
1.600%, 01/15/2026	300	299
FirstEnergy Pennsylvania Electric
5.200%, 04/01/2028 (C)	937	958
4.300%, 01/15/2029 (C)	1,431	1,435
3.250%, 03/15/2028 (C)	1,186	1,161
FirstEnergy Transmission LLC
5.000%, 01/15/2035	4,460	4,493

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Florida Power & Light
5.700%, 03/15/2055	$3,825	$3,974
5.300%, 06/15/2034	3,005	3,161
Georgia Power
4.850%, 03/15/2031	882	909
Interstate Power and Light
5.700%, 10/15/2033	4,335	4,588
Jersey Central Power & Light
5.100%, 01/15/2035	970	985
4.400%, 01/15/2031 (C)	2,153	2,147
4.150%, 01/15/2029 (C)	1,292	1,293
2.750%, 03/01/2032 (C)	1,338	1,207
Kentucky Utilities
5.850%, 08/15/2055	1,770	1,824
KeySpan Gas East
3.586%, 01/18/2052 (C)	4,825	3,296
2.742%, 08/15/2026 (C)	1,175	1,162
Louisville Gas and Electric
5.450%, 04/15/2033	5,295	5,576
MidAmerican Energy
5.500%, 11/15/2056	1,042	1,038
2.700%, 08/01/2052	1,055	662
Mississippi Power
4.250%, 03/15/2042	519	453
3.100%, 07/30/2051	1,460	979
NextEra Energy Capital Holdings
5.450%, 03/15/2035	11,810	12,279
Niagara Mohawk Power
4.647%, 10/03/2030 (C)	2,630	2,649
NiSource
5.750%, H15T5Y + 2.035%, 07/15/2056 (A)	4,505	4,557
5.350%, 04/01/2034	7,880	8,166
Northern States Power
5.650%, 06/15/2054	773	795
5.400%, 03/15/2054	617	612
5.050%, 05/15/2035	1,888	1,942
Ohio Edison
4.950%, 12/15/2029 (C)	1,148	1,179
Oncor Electric Delivery LLC
5.800%, 04/01/2055 (C)	2,329	2,393
5.350%, 04/01/2035 (C)	4,649	4,839
Pacific Gas and Electric
6.100%, 01/15/2029	8,875	9,277
6.100%, 10/15/2055	1,309	1,317
5.050%, 10/15/2032	2,041	2,055
5.000%, 06/04/2028	3,945	4,009
4.950%, 07/01/2050	3,477	3,001
4.200%, 06/01/2041	593	493
3.950%, 12/01/2047	2,641	1,996
3.500%, 08/01/2050	387	266
2.500%, 02/01/2031	4,380	3,941
2.100%, 08/01/2027	5,235	5,049

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2025

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
PacifiCorp
2.900%, 06/15/2052	$2,590	$1,546
PECO Energy
5.650%, 09/15/2055	2,295	2,344
4.150%, 10/01/2044	1,985	1,694
2.850%, 09/15/2051	1,469	942
Piedmont Natural Gas
5.100%, 02/15/2035	2,745	2,809
2.500%, 03/15/2031	2,000	1,819
PPL Capital Funding
5.250%, 09/01/2034	706	727
Progress Energy
6.000%, 12/01/2039	310	331
PSEG Power LLC
5.750%, 05/15/2035 (C)	6,175	6,480
Public Service Electric and Gas MTN
5.125%, 03/15/2053	1,390	1,331
2.700%, 05/01/2050	477	303
2.050%, 08/01/2050	282	156
1.900%, 08/15/2031	1,983	1,756
Public Service of Colorado
5.150%, 09/15/2035	2,335	2,379
Public Service of Oklahoma
5.450%, 01/15/2036	525	541
5.200%, 01/15/2035	10,048	10,213
3.150%, 08/15/2051	690	462
RWE Finance US LLC
5.125%, 09/18/2035 (C)	3,815	3,795
Southern
3.750%, H15T5Y + 2.915%, 09/15/2051 (A)	5,510	5,438
Southern California Edison
4.125%, 03/01/2048	129	100
Southern Gas Capital
4.950%, 09/15/2034	6,695	6,747
3.250%, 06/15/2026	1,550	1,543
Southern Power
4.900%, 10/01/2035	3,490	3,468
Southwestern Electric Power
2.750%, 10/01/2026	1,000	990
1.650%, 03/15/2026	2,200	2,184
Southwestern Public Service
3.750%, 06/15/2049	2,000	1,501
Trans-Allegheny Interstate Line
5.000%, 01/15/2031 (C)	3,708	3,820
Union Electric
5.200%, 04/01/2034	4,065	4,213
Virginia Electric and Power
5.000%, 04/01/2033	3,204	3,290
5.000%, 01/15/2034	9,199	9,389
4.650%, 08/15/2043	2,000	1,819
2.950%, 11/15/2051	1,217	784

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Virginia Power Fuel Securitization LLC
5.088%, 05/01/2027	$1,258	$1,267
Vistra Operations LLC
5.700%, 12/30/2034 (C)	6,740	6,963
5.250%, 10/15/2035 (C)	4,765	4,752
WEC Energy Group
5.625%, H15T5Y + 1.905%, 05/15/2056 (A)	4,505	4,572
Wisconsin Electric Power
4.150%, 10/15/2030	1,744	1,745
1.700%, 06/15/2028	670	635

		330,992

Total Corporate Obligations
(Cost $2,252,582) ($ Thousands)		2,262,062

ASSET-BACKED SECURITIES — 7.6%
Automotive — 2.7%

Ally Auto Receivables Trust, Ser 2022-3, Cl A4
5.070%, 10/16/2028	876	879
American Heritage Auto Receivables Trust, Ser 2024-1A, Cl A2
4.830%, 03/15/2028 (C)	485	486
American Heritage Auto Receivables Trust, Ser 2024-1A, Cl A3
4.900%, 09/17/2029 (C)	650	656
Americredit Automobile Receivables Trust, Ser 2023-1, Cl A3
5.620%, 11/18/2027	276	277
AmeriCredit Automobile Receivables Trust, Ser 2023-2, Cl A3
5.810%, 05/18/2028	1,172	1,180
ARI Fleet Lease Trust, Ser 2023-A, Cl A3
5.330%, 02/17/2032 (C)	1,995	2,007
ARI Fleet Lease Trust, Ser 2024-A, Cl A2
5.300%, 11/15/2032 (C)	522	525
AutoNation Finance Trust, Ser 2025-1A, Cl A3
4.620%, 11/13/2029 (C)	1,750	1,766
Avis Budget Rental Car Funding AESOP LLC, Ser 2024-2A, Cl C
6.180%, 10/20/2027 (C)	2,700	2,723
Avis Budget Rental Car Funding AESOP LLC, Ser 2025-4A, Cl A
4.400%, 02/20/2032 (C)	2,005	2,004
BMW Vehicle Lease Trust, Ser 2025-1, Cl A3
4.430%, 06/26/2028	2,305	2,322
BMW Vehicle Owner Trust, Ser 2023-A, Cl A3
5.470%, 02/25/2028	381	384

SEI Institutional Investments Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
BofA Auto Trust, Ser 2025-1A, Cl A2A
4.520%, 11/22/2027 (C)	$603	$604
BofA Auto Trust, Ser 2025-1A, Cl A3
4.350%, 11/20/2029 (C)	655	660
Capital One Prime Auto Receivables Trust, Ser 2022-2, Cl A3
3.660%, 05/17/2027	489	489
Capital One Prime Auto Receivables Trust, Ser 2025-1, Cl A3
3.850%, 07/15/2030	1,670	1,675
Capital One Prime Auto Receivables Trust, Ser 2025-1, Cl A4
3.920%, 02/18/2031	1,646	1,647
Carmax Auto Owner Trust, Ser 2025-2, Cl A3
4.480%, 03/15/2030	4,083	4,122
Carmax Auto Owner Trust, Ser 2025-3, Cl A3
4.350%, 07/15/2030	2,546	2,564
Carmax Auto Owner Trust, Ser 2025-3, Cl A4
4.470%, 01/15/2031	1,715	1,737
Chase Auto Owner Trust, Ser 2022-AA, Cl A4
3.990%, 03/27/2028 (C)	1,120	1,120
Credit Acceptance Auto Loan Trust, Ser 2025-1A, Cl C
5.710%, 07/16/2035 (C)	3,975	4,066
Enterprise Fleet Financing LLC, Ser 2022-3, Cl A2
4.380%, 07/20/2029 (C)	73	73
Enterprise Fleet Financing LLC, Ser 2023-2, Cl A2
5.560%, 04/22/2030 (C)	973	978
Enterprise Fleet Financing LLC, Ser 2024-1, Cl A2
5.230%, 03/20/2030 (C)	3,089	3,112
Enterprise Fleet Financing LLC, Ser 2024-3, Cl A2
5.310%, 04/20/2027 (C)	899	903
Enterprise Fleet Financing LLC, Ser 2025-1, Cl A3
4.820%, 02/20/2029 (C)	3,515	3,574
Ford Credit Auto Lease Trust, Ser 2024-A, Cl A4
5.050%, 06/15/2027	772	776
Ford Credit Auto Owner Trust, Ser 2022-1, Cl A
3.880%, 11/15/2034 (C)	3,270	3,266
Ford Credit Auto Owner Trust, Ser 2022-D, Cl A4
5.300%, 03/15/2028	788	795
Ford Credit Auto Owner Trust, Ser 2024-D, Cl A3
4.610%, 08/15/2029	914	924

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Ford Credit Auto Owner Trust, Ser 2025-1, Cl A
4.860%, 08/15/2037 (C)(E)	$5,487	$5,660
Ford Credit Auto Owner Trust, Ser 2025-2, Cl A
4.370%, 02/15/2038 (C)(E)	3,598	3,639
Ford Credit Auto Owner Trust, Ser 2025-B, Cl A4
3.950%, 07/15/2031	3,230	3,237
Ford Credit Floorplan Master Owner Trust, Ser 2023-1, Cl A1
4.920%, 05/15/2028 (C)	4,700	4,716
Ford Credit Floorplan Master Owner Trust, Ser 2025-1, Cl A1
4.630%, 04/15/2030	4,329	4,390
GM Financial Automobile Leasing Trust, Ser 2023-3, Cl A4
5.440%, 08/20/2027	477	478
GM Financial Automobile Leasing Trust, Ser 2025-1, Cl A3
4.660%, 02/21/2028	4,355	4,389
GM Financial Automobile Leasing Trust, Ser 2025-2, Cl A2A
4.550%, 07/20/2027	1,459	1,463
GM Financial Automobile Leasing Trust, Ser 2025-2, Cl A3
4.580%, 05/22/2028	2,360	2,379
GM Financial Automobile Leasing Trust, Ser 2025-3, Cl A3
4.170%, 08/21/2028	2,260	2,269
GM Financial Consumer Automobile Receivables Trust, Ser 2025-4, Cl A3
3.840%, 02/18/2031	2,904	2,907
GM Financial Consumer Automobile Receivables Trust, Ser 2025-4, Cl A4
3.930%, 04/16/2032	561	562
GM Financial Revolving Receivables Trust, Ser 2024-1, Cl A
4.980%, 12/11/2036 (C)	6,547	6,739
GM Financial Revolving Receivables Trust, Ser 2024-2, Cl A
4.520%, 03/11/2037 (C)	1,291	1,314
GM Financial Revolving Receivables Trust, Ser 2025-1, Cl A
4.640%, 12/11/2037 (C)	6,738	6,886
GMF Floorplan Owner Revolving Trust, Ser 2024-1A, Cl A1
5.130%, 03/15/2029 (C)	4,885	4,953
GMF Floorplan Owner Revolving Trust, Ser 2024-4A, Cl A1
4.730%, 11/15/2029 (C)	2,992	3,034
GMF Floorplan Owner Revolving Trust, Ser 2025-2A, Cl A
4.640%, 03/15/2030 (C)	4,391	4,456

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2025

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Hertz Vehicle Financing III LLC, Ser 2025-6A, Cl A
4.890%, 05/25/2032 (C)	$5,600	$5,595
Honda Auto Receivables Owner Trust, Ser 2025-3, Cl A4
4.100%, 11/21/2031	2,491	2,507
Honda Auto Receivables Owner Trust, Ser 2025-4, Cl A3
3.980%, 06/17/2030	5,518	5,540
Huntington Bank Auto Credit-Linked Notes, Ser 2024-2, Cl B1
5.442%, 10/20/2032 (C)	2,706	2,734
Hyundai Auto Lease Securitization Trust, Ser 2025-A, Cl A3
4.830%, 01/18/2028 (C)	5,300	5,352
Hyundai Auto Lease Securitization Trust, Ser 2025-B, Cl A3
4.530%, 04/17/2028 (C)	6,043	6,093
Hyundai Auto Lease Securitization Trust, Ser 2025-C, Cl A3
4.360%, 07/17/2028 (C)	4,005	4,033
Hyundai Auto Receivables Trust, Ser 2022-A, Cl A4
2.350%, 04/17/2028	431	430
Hyundai Auto Receivables Trust, Ser 2023-A, Cl A4
4.480%, 07/17/2028	1,525	1,529
Hyundai Auto Receivables Trust, Ser 2023-B, Cl A3
5.480%, 04/17/2028	493	496
Hyundai Auto Receivables Trust, Ser 2025-D, Cl A3
3.990%, 09/16/2030	3,534	3,548
Hyundai Floorplan Master Owner Trust, Ser 2025-1A, Cl A
4.010%, 10/15/2030 (C)	3,365	3,370
LAD Auto Receivables Trust, Ser 2025-2A, Cl A3
4.250%, 01/15/2030 (C)	2,520	2,536
LAD Auto Receivables Trust, Ser 2025-3A, Cl A2
4.060%, 03/15/2029 (C)	5,635	5,644
M&T Bank Auto Receivables Trust, Ser 2025-1A, Cl A3
4.730%, 06/17/2030 (C)	4,380	4,439
Mercedes-Benz Auto Lease Trust, Ser 2025-A, Cl A2A
4.570%, 04/17/2028	1,560	1,568
Mercedes-Benz Auto Lease Trust, Ser 2025-A, Cl A3
4.610%, 04/16/2029	2,960	2,997
Mercedes-Benz Auto Receivables Trust, Ser 2022-1, Cl A4
5.250%, 02/15/2029	1,834	1,853

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Mercedes-Benz Auto Receivables Trust, Ser 2025-1, Cl A3
4.780%, 12/17/2029	$1,878	$1,901
Nissan Auto Receivables Owner Trust, Ser 2022-B, Cl A4
4.450%, 11/15/2029	1,104	1,108
OCCU Auto Receivables Trust, Ser 2023-1A, Cl A3
6.230%, 06/15/2028 (C)	1,063	1,070
PenFed Auto Receivables Owner Trust, Ser 2022-A, Cl A4
4.180%, 12/15/2028 (C)	45	45
Santander Bank Auto Credit-Linked Notes, Ser 2023-B, Cl C
5.933%, 12/15/2033 (C)	2,008	2,034
Santander Drive Auto Receivables Trust, Ser 2024-3, Cl A3
5.630%, 01/16/2029	1,044	1,048
Santander Drive Auto Receivables Trust, Ser 2025-2, Cl A3
4.670%, 08/15/2029	2,122	2,133
Santander Drive Auto Receivables Trust, Ser 2025-3, Cl A3
4.380%, 01/15/2030	2,779	2,791
SBNA Auto Lease Trust, Ser 2024-C, Cl A4
4.420%, 03/20/2029 (C)	1,062	1,066
SBNA Auto Lease Trust, Ser 2025-A, Cl A3
4.830%, 04/20/2028 (C)	3,960	3,985
SBNA Auto Receivables Trust, Ser 2024-A, Cl A3
5.320%, 12/15/2028 (C)	501	503
SBNA Auto Receivables Trust, Ser 2024-A, Cl A4
5.210%, 04/16/2029 (C)	433	437
SCCU Auto Receivables Trust, Ser 2024-1A, Cl A2
5.450%, 12/15/2027 (C)	304	305
SCCU Auto Receivables Trust, Ser 2024-1A, Cl A3
5.110%, 06/15/2029 (C)	1,355	1,364
SFS Auto Receivables Securitization Trust, Ser 2024-1A, Cl A3
4.950%, 05/21/2029 (C)	1,801	1,810
SFS Auto Receivables Securitization Trust, Ser 2024-1A, Cl A4
4.940%, 01/21/2031 (C)	389	395
SFS Auto Receivables Securitization Trust, Ser 2024-2A, Cl A3
5.330%, 11/20/2029 (C)	1,384	1,398
SFS Auto Receivables Securitization Trust, Ser 2025-2A, Cl A4
4.580%, 05/20/2031 (C)	1,653	1,686

SEI Institutional Investments Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
SFS Auto Receivables Securitization Trust, Ser 2025-3A, Cl A3
4.120%, 04/21/2031 (C)	$2,740	$2,750
Stellantis Financial Underwritten Enhanced Lease Trust, Ser 2025-AA, Cl A2
4.630%, 07/20/2027 (C)	2,217	2,225
Stellantis Financial Underwritten Enhanced Lease Trust, Ser 2025-AA, Cl A3
4.470%, 07/20/2028 (C)	1,695	1,706
Toyota Auto Loan Extended Note Trust, Ser 2021-1A, Cl A
1.070%, 02/27/2034 (C)	8,385	8,324
Toyota Auto Loan Extended Note Trust, Ser 2023-1A, Cl A
4.930%, 06/25/2036 (C)	7,905	8,089
Toyota Auto Loan Extended Note Trust, Ser 2024-1A, Cl A
5.160%, 11/25/2036 (C)	7,830	8,119
Toyota Auto Loan Extended Note Trust, Ser 2025-1A, Cl A
4.650%, 05/25/2038 (C)	6,160	6,302
Toyota Auto Receivables Owner Trust, Ser 2022-D, Cl A4
5.430%, 04/17/2028	994	1,010
Toyota Lease Owner Trust, Ser 2024-B, Cl A3
4.210%, 09/20/2027 (C)	2,975	2,978
Toyota Lease Owner Trust, Ser 2025-A, Cl A3
4.750%, 02/22/2028 (C)	2,475	2,498
Toyota Lease Owner Trust, Ser 2025-B, Cl A3
3.960%, 11/20/2028 (C)	4,190	4,195
USB Auto Owner Trust, Ser 2025-1A, Cl A3
4.490%, 06/17/2030 (C)	2,006	2,023
USB Auto Owner Trust, Ser 2025-1A, Cl A4
4.620%, 12/16/2030 (C)	599	608
Veridian Auto Receivables Trust, Ser 2023-1A, Cl A3
5.560%, 03/15/2028 (C)	1,179	1,183
Volkswagen Auto Lease Trust, Ser 2025-B, Cl A3
4.010%, 01/22/2029	5,337	5,349
Volkswagen Auto Loan Enhanced Trust, Ser 2024-1, Cl A3
4.630%, 07/20/2029	1,233	1,247
Wheels Fleet Lease Funding 1 LLC, Ser 2025-3A, Cl A1
4.080%, 09/18/2040 (C)	2,550	2,553
World Omni Auto Receivables Trust, Ser 2025-C, Cl A3
4.080%, 11/15/2030	2,835	2,847

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
World Omni Auto Receivables Trust, Ser 2025-C, Cl A4
4.190%, 11/17/2031	$1,533	$1,543
		262,657

Credit Cards — 0.7%

American Express Credit Account Master Trust, Ser 2023-4, Cl A
5.150%, 09/16/2030	3,093	3,206
American Express Credit Account Master Trust, Ser 2024-3, Cl A
4.650%, 07/15/2029	1,920	1,946
American Express Credit Account Master Trust, Ser 2025-2, Cl A
4.280%, 04/15/2030	10,457	10,573
American Express Credit Account Master Trust, Ser 2025-4, Cl A
4.300%, 07/15/2030	8,000	8,108
American Express Credit Account Master Trust, Ser 2025-5, Cl A
4.510%, 07/15/2032	3,828	3,929
BA Credit Card Trust, Ser 2023-A2, Cl A2
4.980%, 11/15/2028	7,003	7,076
BA Credit Card Trust, Ser 2025-A1, Cl A
4.310%, 05/15/2030	3,422	3,464
Barclays Dryrock Issuance Trust, Ser 2025-1, Cl A
3.970%, 07/15/2031	4,213	4,225
Capital One Multi-Asset Execution Trust, Ser 2025-A2, Cl A
4.020%, 09/15/2032	951	956
Capital One Multi-Asset Execution Trust, Ser 2025-A3, Cl A
4.650%, 10/15/2037	1,862	1,884
Chase Issuance Trust, Ser 2023-A1, Cl A
5.160%, 09/15/2028	4,535	4,579
Chase Issuance Trust, Ser 2024-A2, Cl A
4.630%, 01/15/2031	716	733
Synchrony Card Funding LLC, Ser 2025-A2, Cl A
4.490%, 05/15/2031	2,924	2,964
Synchrony Card Issuance Trust, Ser 2025-A1, Cl A
4.780%, 02/15/2031	3,271	3,330
Synchrony Card Issuance Trust, Ser 2025-A3, Cl A
4.060%, 11/17/2031	6,912	6,938
World Financial Network Credit Card Master Trust, Ser 2024-A, Cl A
5.470%, 02/15/2031	597	609
		64,520

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2025

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Mortgage Related Securities — 0.2%

Aames Mortgage Trust, Ser 2002-1, Cl A3
7.396%, 06/25/2032 (E)	$9	$8
Delta Funding Home Equity Loan Trust, Ser 1999-3, Cl A1A
4.893%, TSFR1M + 0.934%, 09/15/2029 (A)	111	107
Mastr Asset Backed Securities Trust, Ser 2006-WMC3, Cl A4
4.389%, TSFR1M + 0.434%, 08/25/2036 (A)	637	217
Morgan Stanley Mortgage Loan Trust, Ser 2007-3XS, Cl 2A3S
6.358%, 01/25/2047 (E)	11	4
RASC Trust, Ser 2006-KS2, Cl M2
4.654%, TSFR1M + 0.699%, 03/25/2036 (A)	148	147
RCKT Mortgage Trust, Ser 2025-CES1, Cl A1A
5.653%, 01/25/2045 (C)(E)	3,618	3,656
RCKT Mortgage Trust, Ser 2025-CES10, Cl A1A
4.894%, 11/25/2055 (C)(E)	6,274	6,284
RCKT Mortgage Trust, Ser 2025-CES2, Cl A1A
5.503%, 02/25/2055 (C)(E)	4,099	4,139
RCKT Mortgage Trust, Ser 2025-CES8, Cl A1A
5.148%, 08/25/2055 (A)(C)	2,156	2,168
Structured Asset Securities Pass-Through Certificates, Ser 2002-AL1, Cl A2
3.450%, 02/25/2032	2	2
Wells Fargo Home Equity Asset-Backed Securities Trust, Ser 2004-2, Cl A33
5.069%, TSFR1M + 1.114%, 10/25/2034 (A)	1,247	1,289
		18,021

Other Asset-Backed Securities — 4.0%

AGL CLO 33, Ser 2024-33A, Cl A1
5.220%, TSFR3M + 1.350%, 07/21/2037 (A)(C)	4,260	4,270
Aligned Data Centers Issuer LLC, Ser 2021-1A, Cl A2
1.937%, 08/15/2046 (C)	3,630	3,553
Aligned Data Centers Issuer LLC, Ser 2023-1A, Cl A2
6.000%, 08/17/2048 (C)	5,960	6,004
AMMC CLO 24, Ser 2024-24A, Cl BR
5.484%, TSFR3M + 1.600%, 01/20/2035 (A)(C)	7,000	6,996
Apidos CLO XXV, Ser 2024-25A, Cl A1R3
5.024%, TSFR3M + 1.140%, 01/20/2037 (A)(C)	3,610	3,600

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Apidos CLO XXXV, Ser 2021-35A, Cl A
5.196%, TSFR3M + 1.312%, 04/20/2034 (A)(C)	$1,320	$1,321
Arbor Realty Commercial Real Estate Notes, Ser 2021-FL4, Cl AS
5.773%, TSFR1M + 1.814%, 11/15/2036 (A)(C)	4,831	4,831
Arbor Realty Commercial Real Estate Notes, Ser 2022-FL1, Cl A
5.592%, SOFR30A + 1.450%, 01/15/2037 (A)(C)	786	786
Arbor Realty Commercial Real Estate Notes, Ser 2025-FL1, Cl AS
5.793%, TSFR1M + 1.833%, 01/20/2043 (A)(C)	5,743	5,740
BlueMountain CLO, Ser 2015-4A, Cl CR2
5.184%, TSFR3M + 1.300%, 04/20/2030 (A)(C)	2,000	2,000
Capital Street Master Trust, Ser 2025-1, Cl B
5.642%, SOFR30A + 1.500%, 08/16/2029 (A)(C)	4,905	4,882
Chase Funding Trust, Ser 2003-6, Cl 1A5
5.850%, 11/25/2034 (E)	65	65
Chase Funding Trust, Ser 2003-6, Cl 1A7
4.847%, 11/25/2034 (E)	64	64
CIFC Funding, Ser 2015-4A, Cl A1A2
5.216%, TSFR3M + 1.332%, 04/20/2034 (A)(C)	350	350
CIFC Funding, Ser 2016-1A, Cl AR3
4.870%, TSFR3M + 1.000%, 10/21/2031 (A)(C)	6,269	6,266
CIFC Funding, Ser 2021-1A, Cl A1R
5.278%, TSFR3M + 1.420%, 07/25/2037 (A)(C)	2,250	2,254
CIFC Funding, Ser 2024-2A, Cl A1
5.377%, TSFR3M + 1.520%, 04/22/2037 (A)(C)	2,400	2,403
Citicorp Residential Mortgage Trust, Ser 2007-1, Cl A5
6.546%, 03/25/2037 (E)	9	9
Cloud Capital Holdco, Ser 2024-1A, Cl A2
5.781%, 11/22/2049 (C)	4,110	4,136
CNH Equipment Trust, Ser 2022-B, Cl A3
3.890%, 11/15/2027	563	563
CNH Equipment Trust, Ser 2022-C, Cl A3
5.150%, 04/17/2028	1,391	1,400
College Avenue Student Loans LLC, Ser 2017-A, Cl A1
5.719%, TSFR1M + 1.764%, 11/26/2046 (A)(C)	280	282
College Avenue Student Loans LLC, Ser 2018-A, Cl A2
4.130%, 12/26/2047 (C)	223	221

SEI Institutional Investments Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
College Avenue Student Loans LLC, Ser 2019-A, Cl A2
3.280%, 12/28/2048 (C)	$500	$482
College Avenue Student Loans LLC, Ser 2021-B, Cl A2
1.760%, 06/25/2052 (C)	437	396
College Avenue Student Loans LLC, Ser 2021-C, Cl A2
2.320%, 07/26/2055 (C)	300	275
College Avenue Student Loans LLC, Ser 2023-A, Cl A2
5.330%, 05/25/2055 (C)	2,004	2,037
Consolidated Communications LLC, Ser 2025-1A, Cl A2
6.000%, 05/20/2055 (C)	2,455	2,504
COOF Securitization Trust, Ser 2014-1, Cl A, IO
3.510%, 06/25/2040 (A)(C)	52	3
Countrywide Asset-Backed Certificates Trust, Ser 2004-6, Cl 1A1
4.609%, TSFR1M + 0.654%, 12/25/2034 (A)	1,336	1,311
Countrywide Asset-Backed Certificates Trust, Ser 2007-13, Cl 2A1
4.969%, TSFR1M + 1.014%, 10/25/2047 (A)	162	149
Credit-Based Asset Servicing and Securitization LLC, Ser 2003-CB3, Cl AF1
3.379%, 12/25/2032 (E)	12	12
Credit-Based Asset Servicing and Securitization LLC, Ser 2006-CB2, Cl AF2
6.001%, 12/25/2036 (E)	278	227
Dell Equipment Finance Trust, Ser 2025-1, Cl A3
4.610%, 02/24/2031 (C)	5,035	5,080
DLLAA LLC, Ser 2023-1A, Cl A3
5.640%, 02/22/2028 (C)	637	644
DLLAA LLC, Ser 2025-1A, Cl A3
4.950%, 09/20/2029 (C)	2,635	2,688
DLLAD LLC, Ser 2024-1A, Cl A3
5.300%, 07/20/2029 (C)	4,980	5,085
DLLAD LLC, Ser 2025-1A, Cl A2
4.460%, 11/20/2028 (C)	1,335	1,342
DLLAD LLC, Ser 2025-1A, Cl A3
4.420%, 09/20/2030 (C)	2,015	2,037
Dryden 72 CLO, Ser 2024-72A, Cl ARR
4.952%, TSFR3M + 1.100%, 05/15/2032 (A)(C)	3,168	3,167
Dryden XXVI Senior Loan Fund, Ser 2018-26A, Cl AR
5.066%, TSFR3M + 1.162%, 04/15/2029 (A)(C)	246	246

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
EDvestinU Private Education Loan Issue No. 4 LLC, Ser 2022-A, Cl A
5.250%, 11/25/2040 (C)	$1,306	$1,308
Elmwood CLO I, Ser 2024-1A, Cl A1RR
5.404%, TSFR3M + 1.520%, 04/20/2037 (A)(C)	2,220	2,223
FNMA Grantor Trust, Ser 2017-T1, Cl A
2.898%, 06/25/2027	178	175
Ford Credit Floorplan Master Owner Trust, Ser 2024-3, Cl A1
4.300%, 09/15/2029 (C)	4,599	4,625
Fremont Home Loan Trust, Ser 2005-E, Cl 2A4
4.729%, TSFR1M + 0.774%, 01/25/2036 (A)	3,350	3,259
Galaxy XXII CLO, Ser 2024-22A, Cl ARRR
5.134%, TSFR3M + 1.240%, 04/16/2034 (A)(C)	6,780	6,778
Global SC Finance VII SRL, Ser 2020-1A, Cl A
2.170%, 10/17/2040 (C)	3,917	3,742
Global SC Finance VII SRL, Ser 2021-2A, Cl A
1.950%, 08/17/2041 (C)	3,292	3,091
Gracie Point International Funding LLC, Ser 2025-1A, Cl A
5.709%, SOFR30A + 1.500%, 08/15/2028 (A)(C)	4,390	4,390
Hilton Grand Vacations Trust, Ser 2020-AA, Cl A
2.740%, 02/25/2039 (C)	379	374
HPS Loan Management, Ser 2021-16A, Cl A1R
4.970%, TSFR3M + 1.110%, 01/23/2035 (A)(C)	3,400	3,398
HTS Fund II LLC, Ser 2025-1, Cl A
5.351%, 06/23/2045 (C)	4,815	4,822
Invesco CLO, Ser 2021-2A, Cl AR
5.005%, TSFR3M + 1.100%, 07/15/2034 (A)(C)	8,000	7,996
JGWPT XXX LLC, Ser 2013-3A, Cl A
4.080%, 01/17/2073 (C)	894	859
JGWPT XXXII LLC, Ser 2014-2A, Cl A
3.610%, 01/17/2073 (C)	1,183	1,087
John Deere Owner Trust, Ser 2025-A, Cl A3
4.230%, 09/17/2029	4,505	4,540
KGS-Alpha SBA COOF Trust, Ser 2012-A, Cl A, IO
0.996%, 08/25/2038 (A)(C)	224	4
KGS-Alpha SBA COOF Trust, Ser 2014-2, Cl A, IO
2.735%, 04/25/2040 (A)(C)	28	2
Kings Park CLO, Ser 2021-1A, Cl A
5.262%, TSFR3M + 1.392%, 01/21/2035 (A)(C)	710	710

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2025

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
LCM 37, Ser 2024-37A, Cl A1R
4.965%, TSFR3M + 1.060%, 04/15/2034 (A)(C)	$6,178	$6,164
Madison Park Funding XXXV, Ser 2021-35A, Cl A1R
5.136%, TSFR3M + 1.252%, 04/20/2032 (A)(C)	2,806	2,806
Magnetite XVII, Ser 2024-17A, Cl BR2
5.834%, TSFR3M + 1.950%, 04/20/2037 (A)(C)	2,840	2,844
MF1 LLC, Ser 2020-FL4, Cl A
5.773%, TSFR1M + 1.814%, 12/15/2035 (A)(C)	263	263
MF1 LLC, Ser 2021-FL7, Cl A
5.153%, TSFR1M + 1.194%, 10/16/2036 (A)(C)	238	238
MF1 LLC, Ser 2025-FL17, Cl A
5.283%, TSFR1M + 1.320%, 02/18/2040 (A)(C)	3,915	3,916
MF1 LLC, Ser 2025-FL19, Cl AS
5.954%, TSFR1M + 1.992%, 05/18/2042 (A)(C)	4,155	4,167
Mid-State Capital Trust, Ser 2006-1, Cl A
5.787%, 10/15/2040 (C)	1,146	1,152
Mid-State Trust XI, Ser 2003-11, Cl A1
4.864%, 07/15/2038	230	230
MVW LLC, Ser 2021-1WA, Cl B
1.440%, 01/22/2041 (C)	159	153
MVW LLC, Ser 2021-2A, Cl A
1.430%, 05/20/2039 (C)	287	272
MVW LLC, Ser 2023-2A, Cl A
6.180%, 11/20/2040 (C)	835	858
Navient Private Education Loan Trust, Ser 2018-BA, Cl A2A
3.610%, 12/15/2059 (C)	58	58
Navient Private Education Refi Loan Trust, Ser 2018-DA, Cl A2A
4.000%, 12/15/2059 (C)	762	757
Navient Private Education Refi Loan Trust, Ser 2019-A, Cl A2A
3.420%, 01/15/2043 (C)	174	174
Navient Private Education Refi Loan Trust, Ser 2019-CA, Cl A2
3.130%, 02/15/2068 (C)	524	518
Navient Private Education Refi Loan Trust, Ser 2019-D, Cl A2A
3.010%, 12/15/2059 (C)	1,056	1,031
Navient Private Education Refi Loan Trust, Ser 2019-FA, Cl A2
2.600%, 08/15/2068 (C)	1,183	1,144
Navient Private Education Refi Loan Trust, Ser 2020-DA, Cl A
1.690%, 05/15/2069 (C)	404	386

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Navient Private Education Refi Loan Trust, Ser 2020-EA, Cl A
1.690%, 05/15/2069 (C)	$671	$634
Navient Private Education Refi Loan Trust, Ser 2020-GA, Cl A
1.170%, 09/16/2069 (C)	751	708
Navient Private Education Refi Loan Trust, Ser 2021-A, Cl A
0.840%, 05/15/2069 (C)	729	670
Navient Private Education Refi Loan Trust, Ser 2021-BA, Cl A
0.940%, 07/15/2069 (C)	373	342
Navient Private Education Refi Loan Trust, Ser 2021-CA, Cl A
1.060%, 10/15/2069 (C)	1,453	1,332
Navient Private Education Refi Loan Trust, Ser 2021-EA, Cl A
0.970%, 12/16/2069 (C)	2,240	2,013
Navient Private Education Refi Loan Trust, Ser 2021-FA, Cl A
1.110%, 02/18/2070 (C)	1,455	1,299
Navient Private Education Refi Loan Trust, Ser 2021-GA, Cl A
1.580%, 04/15/2070 (C)	359	327
Navient Private Education Refi Loan Trust, Ser 2022-A, Cl A
2.230%, 07/15/2070 (C)	1,317	1,209
Navient Refinance Loan Trust, Ser 2025-B, Cl A
4.720%, 09/15/2055 (C)	3,012	3,021
Navient Refinance Loan Trust, Ser 2025-C, Cl A
4.800%, 10/15/2055 (C)	2,443	2,449
Navient Student Loan Trust, Ser 2019-BA, Cl A2A
3.390%, 12/15/2059 (C)	322	317
Navient Student Loan Trust, Ser 2021-3A, Cl A1A
1.770%, 08/25/2070 (C)	1,466	1,296
Nelnet Student Loan Trust, Ser 2004-4, Cl A5
4.735%, SOFR90A + 0.422%, 01/25/2037 (A)	477	476
Nelnet Student Loan Trust, Ser 2005-1, Cl A5
4.685%, SOFR90A + 0.372%, 10/25/2033 (A)	1,528	1,517
Nelnet Student Loan Trust, Ser 2005-2, Cl A5
4.739%, SOFR90A + 0.362%, 03/23/2037 (A)	1,580	1,569

SEI Institutional Investments Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Nelnet Student Loan Trust, Ser 2005-3, Cl A5
4.759%, SOFR90A + 0.382%, 12/24/2035 (A)	$1,124	$1,118
Nelnet Student Loan Trust, Ser 2021-A, Cl APT1
1.360%, 04/20/2062 (C)	2,827	2,669
Nelnet Student Loan Trust, Ser 2021-CA, Cl AFX
1.320%, 04/20/2062 (C)	3,193	2,993
Nelnet Student Loan Trust, Ser 2025-CA, Cl A1A
4.670%, 06/22/2065 (C)	5,539	5,541
Newcastle Mortgage Securities Trust, Ser 2007-1, Cl 1A1
4.259%, TSFR1M + 0.304%, 04/25/2037 (A)	3,960	3,851
Oaktree CLO, Ser 2024-25A, Cl A
5.434%, TSFR3M + 1.550%, 04/20/2037 (A)(C)	2,490	2,493
Octagon 57, Ser 2025-1A, Cl AR
4.962%, TSFR3M + 1.070%, 10/15/2034 (A)(C)	7,500	7,494
Octagon 66, Ser 2023-1A, Cl A1R
5.602%, TSFR3M + 1.750%, 11/16/2036 (A)(C)	2,500	2,499
Octagon Investment Partners 41, Ser 2025-2A, Cl A1R2
4.995%, TSFR3M + 1.090%, 10/15/2033 (A)(C)	4,000	3,999
Octane Receivables Trust, Ser 2023-1A, Cl A
5.870%, 05/21/2029 (C)	35	35
Owl Rock CLO III, Ser 2024-3A, Cl AR
5.734%, TSFR3M + 1.850%, 04/20/2036 (A)(C)	2,030	2,027
Park Avenue Institutional Advisers CLO, Ser 2017-1A, Cl A1R2
4.923%, TSFR3M + 1.070%, 02/14/2034 (A)(C)	6,000	5,998
Park Avenue Institutional Advisers CLO, Ser 2021-1A, Cl A1AR
4.994%, TSFR3M + 1.110%, 01/20/2034 (A)(C)	8,000	7,996
Point Au Roche Park CLO, Ser 2021-1A, Cl A
5.226%, TSFR3M + 1.342%, 07/20/2034 (A)(C)	3,130	3,134
Rad CLO, Ser 2023-22A, Cl A1
5.714%, TSFR3M + 1.830%, 01/20/2037 (A)(C)	3,040	3,044
RAMP Trust, Ser 2007-RZ1, Cl A3
4.569%, TSFR1M + 0.614%, 02/25/2037 (A)	635	634

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Rockford Tower CLO, Ser 2019-1A, Cl AR2
4.984%, TSFR3M + 1.100%, 04/20/2034 (A)(C)	$4,000	$3,996
Rockford Tower CLO, Ser 2019-2A, Cl AR2
5.019%, TSFR3M + 1.130%, 08/20/2032 (A)(C)	3,482	3,483
SBA Small Business Investment, Ser 2018-10B, Cl 1
3.548%, 09/10/2028	613	605
SBA Small Business Investment, Ser 2022-10A, Cl 1
2.938%, 03/10/2032	1,279	1,219
SBA Small Business Investment, Ser 2022-10B, Cl 1
4.262%, 09/10/2032	763	762
SBA Small Business Investment, Ser 2025-10A, Cl 1
4.963%, 03/10/2035	3,985	4,063
SBA Small Business Investment, Ser 2025-10B, Cl 1
4.532%, 09/10/2035	5,105	5,124
SCF Equipment Trust LLC, Ser 2025-1A, Cl A2
4.820%, 07/22/2030 (C)	1,313	1,317
SLM Private Education Loan Trust, Ser 2010-C, Cl A5
8.823%, TSFR1M + 4.864%, 10/15/2041 (A)(C)	1,022	1,074
SLM Student Loan Trust, Ser 2003-7A, Cl A5A
5.829%, SOFR90A + 1.462%, 12/15/2033 (A)(C)	1,458	1,433
SLM Student Loan Trust, Ser 2006-8, Cl A6
4.735%, SOFR90A + 0.422%, 01/25/2041 (A)	2,141	2,062
SLM Student Loan Trust, Ser 2008-2, Cl B
5.775%, SOFR90A + 1.462%, 01/25/2083 (A)	1,155	1,211
SLM Student Loan Trust, Ser 2008-3, Cl B
5.775%, SOFR90A + 1.462%, 04/26/2083 (A)	1,155	1,186
SLM Student Loan Trust, Ser 2008-4, Cl B
6.425%, SOFR90A + 2.112%, 04/25/2073 (A)	1,155	1,205
SLM Student Loan Trust, Ser 2008-5, Cl B
6.425%, SOFR90A + 2.112%, 07/25/2073 (A)	1,155	1,212
SLM Student Loan Trust, Ser 2008-6, Cl B
6.425%, SOFR90A + 2.112%, 07/26/2083 (A)	1,155	1,187
SLM Student Loan Trust, Ser 2008-7, Cl B
6.425%, SOFR90A + 2.112%, 07/26/2083 (A)	1,155	1,144

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2025

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
SLM Student Loan Trust, Ser 2014-3A, Cl A6A
5.125%, SOFR90A + 0.812%, 10/25/2064 (A)(C)	$1,704	$1,701
Small Business Administration, Ser 2025-25J, Cl 1
4.790%, 10/01/2050	2,045	2,075
SMB Private Education Loan Trust, Ser 2020-A, Cl A2A
2.230%, 09/15/2037 (C)	416	403
SMB Private Education Loan Trust, Ser 2020-PTA, Cl A2A
1.600%, 09/15/2054 (C)	1,610	1,525
SMB Private Education Loan Trust, Ser 2021-A, Cl A2B
1.590%, 01/15/2053 (C)	4,596	4,267
SMB Private Education Loan Trust, Ser 2021-A, Cl APT1
1.070%, 01/15/2053 (C)	1,984	1,821
SMB Private Education Loan Trust, Ser 2021-A, Cl B
2.310%, 01/15/2053 (C)	2,234	2,184
SMB Private Education Loan Trust, Ser 2021-B, Cl A
1.310%, 07/17/2051 (C)	3,534	3,331
SMB Private Education Loan Trust, Ser 2021-C, Cl APT1
1.390%, 01/15/2053 (C)	2,045	1,885
SMB Private Education Loan Trust, Ser 2021-C, Cl B
2.300%, 01/15/2053 (C)	909	887
SMB Private Education Loan Trust, Ser 2021-E, Cl A1A
1.680%, 02/15/2051 (C)	3,462	3,296
SMB Private Education Loan Trust, Ser 2024-A, Cl A1A
5.240%, 03/15/2056 (C)	1,450	1,483
SMB Private Education Loan Trust, Ser 2024-E, Cl A1A
5.090%, 10/16/2056 (C)	3,183	3,242
SMB Private Education Loan Trust, Ser 2025-A, Cl A1A
5.130%, 04/15/2054 (C)	2,336	2,378
SoFi Consumer Loan Program Trust, Ser 2025-4, Cl B
4.600%, 08/25/2035 (C)	3,430	3,443
SoFi Professional Loan Program Trust, Ser 2021-B, Cl AFX
1.140%, 02/15/2047 (C)	1,072	946
South Carolina Student Loan, Ser 2015-A, Cl A
5.569%, TSFR1M + 1.614%, 01/25/2036 (A)	110	110

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Structured Asset Investment Loan Trust, Ser 2004-8, Cl A2
4.619%, TSFR1M + 0.664%, 09/25/2034 (A)	$1,816	$1,787
Structured Asset Securities Mortgage Loan Trust, Ser 2006-BC5, Cl A4
4.409%, TSFR1M + 0.454%, 12/25/2036 (A)	52	52
T-Mobile US Trust, Ser 2024-2A, Cl A
4.250%, 05/21/2029 (C)	6,226	6,248
T-Mobile US Trust, Ser 2025-2A, Cl A
4.340%, 04/22/2030 (C)	1,906	1,921
Trestles CLO VII, Ser 2024-7A, Cl A1
5.238%, TSFR3M + 1.380%, 10/25/2037 (A)(C)	2,180	2,183
TRTX Issuer, Ser 2022-FL5, Cl A
5.613%, TSFR1M + 1.650%, 02/15/2039 (A)(C)	2,399	2,399
U.S. Small Business Administration, Ser 2022-25E, Cl 1
3.940%, 05/01/2047	851	818
U.S. Small Business Administration, Ser 2022-25F, Cl 1
4.010%, 06/01/2047	1,104	1,072
U.S. Small Business Administration, Ser 2024-25C, Cl 1
4.970%, 03/01/2049	331	338
U.S. Small Business Administration, Ser 2025-25F, Cl 1
5.100%, 06/01/2050	4,240	4,343
Vantage Data Centers Issuer LLC, Ser 2021-1A, Cl A2
2.165%, 10/15/2046 (C)	4,610	4,506
Vantage Data Centers LLC, Ser 2020-2A, Cl A2
1.992%, 09/15/2045 (C)	4,950	4,702
Verizon Master Trust, Ser 2023-4, Cl A1A
5.160%, 06/20/2029	1,702	1,712
Verizon Master Trust, Ser 2023-6, Cl A
5.350%, 09/22/2031 (C)	4,885	5,068
Verizon Master Trust, Ser 2023-6, Cl B
4.860%, 09/22/2031 (C)	1,150	1,173
Verizon Master Trust, Ser 2023-7, Cl A1A
5.670%, 11/20/2029	2,815	2,863
Verizon Master Trust, Ser 2024-5, Cl A
5.000%, 06/21/2032 (C)	3,903	4,025
Verizon Master Trust, Ser 2024-7, Cl A
4.350%, 08/20/2032 (C)	9,222	9,324
Verizon Master Trust, Ser 2024-8, Cl A1A
4.620%, 11/20/2030	3,026	3,069
Verizon Master Trust, Ser 2025-10, Cl A
4.280%, 10/20/2033 (C)	9,089	9,131
Verizon Master Trust, Ser 2025-2, Cl A
4.940%, 01/20/2033 (C)	4,694	4,846

SEI Institutional Investments Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Verizon Master Trust, Ser 2025-4, Cl A
4.760%, 03/21/2033 (C)	$3,477	$3,567
Verizon Master Trust, Ser 2025-8, Cl A
4.160%, 08/22/2033 (C)	5,040	5,048
Wells Fargo Home Equity Asset-Backed Securities Trust, Ser 2006-2, Cl M2
4.504%, TSFR1M + 0.549%, 07/25/2036 (A)	2,329	2,320
Wendy's Funding LLC, Ser 2019-1A, Cl A2I
3.783%, 06/15/2049 (C)	3,592	3,570
		398,244

Total Asset-Backed Securities
(Cost $739,267) ($ Thousands)		743,442

U.S. GOVERNMENT AGENCY OBLIGATIONS — 0.7%
FNMA DN
0.000%, 12/12/2025(B)	50,000	49,931
Resolution Funding Interest STRIP
0.000%, 01/15/2030(B)	1,930	1,654
Resolution Funding Principal STRIP
0.000%, 04/15/2030(B)	12,785	10,845

Total U.S. Government Agency Obligations
(Cost $62,679) ($ Thousands)		62,430

SOVEREIGN DEBT — 0.3%

Export Finance & Insurance
4.625%, 10/26/2027(C)	3,187	3,243
Indonesia Government International Bond
4.900%, 04/16/2036	2,622	2,626
4.300%, 04/16/2031	2,647	2,645
Israel Government International Bond
5.750%, 03/12/2054	1,439	1,404
5.375%, 02/19/2030	1,700	1,759
3.875%, 07/03/2050	1,383	1,023
Mexico Government International Bond
7.375%, 05/13/2055	5,420	5,939
6.000%, 05/07/2036	2,476	2,521
5.375%, 03/22/2033	3,537	3,526
4.750%, 03/08/2044	1,139	942
4.600%, 01/23/2046	1,264	1,009
4.600%, 02/10/2048	1,019	799
4.400%, 02/12/2052	1,156	852
3.500%, 02/12/2034	1,505	1,297

Description	Face Amount (Thousands)	Market Value ($ Thousands)
SOVEREIGN DEBT (continued)
Paraguay Government International Bond
5.400%, 03/30/2050(C)	$2,778	$2,558

Total Sovereign Debt
(Cost $31,454) ($ Thousands)		32,143

MUNICIPAL BONDS — 0.2%
California — 0.0%
California State University, Ser B, RB
2.374%, 11/01/2035	1,160	972
California State, Health Facilities Financing Authority, Ser 2021A, RB
3.000%, 08/15/2051	1,260	938

		1,910

Georgia — 0.0%
Georgia State, Municipal Electric Authority, Build America Project, Ser 2010A, RB
6.637%, 04/01/2057	2,214	2,437

Nevada — 0.0%
Clark County, Airport System Revenue, Build America Project, Ser C, RB
6.820%, 07/01/2045	1,075	1,218

New York — 0.1%
City of New York, Ser A, GO
3.000%, 08/01/2034	870	773
New York & New Jersey, Port Authority, Ser 174, RB
4.458%, 10/01/2062	1,600	1,375
New York City Transitional Finance Authority Future Tax Secured Revenue, Ser D-3, RB
2.400%, 11/01/2032	1,085	962
New York City Transitional Finance Authority, Sub-Ser A, RB
5.000%, 05/01/2054	3,600	3,730
New York City Transitional Finance Authority, Sub-Ser E, RB
5.000%, 11/01/2053	635	657
New York State Thruway Authority, RB
5.000%, 03/15/2053	2,715	2,793
5.000%, 03/15/2059	1,590	1,647

		11,937

Ohio — 0.0%
Ohio State University, Build America Project, Ser A, RB
4.800%, 06/01/2111	647	551

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2025

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Texas — 0.1%
Lamar Consolidated Independent School District, Ser A, GO, PSF-GTD
5.000%, 02/15/2058	$1,405	$1,454
North Texas Tollway Authority, Build America Project, Ser B, RB
6.718%, 01/01/2049	1,154	1,304
Pasadena Independent School District, GO, PSF-GTD
4.250%, 02/15/2053	1,385	1,341
University of Texas, Board of Regents, Ser B, RB
2.439%, 08/15/2049	585	371

		4,470

Total Municipal Bonds
(Cost $23,273) ($ Thousands)		22,523

	Shares
CASH EQUIVALENT — 4.5%
SEI Daily Income Trust, Government Fund, Institutional Class
3.950%**†	445,878,921	445,879
Total Cash Equivalent
(Cost $445,879) ($ Thousands)		445,879

PURCHASED SWAPTIONS — 0.0%
Total Purchased Swaptions
(Cost $1,238) ($ Thousands)		35

Total Investments in Securities — 105.3%
(Cost $10,327,818) ($ Thousands)		$10,349,081

A list of open over the counter swaptions contracts for the Fund at November 30, 2025, is as follows:
Description	Counterparty	Number of Contracts/ Notional Amount	Exercise Price	Expiration Date	Value (Thousands)
PURCHASED SWAPTIONS — 0.0%
Put Swaptions
Swaption	Morgan Stanley	$139,220,000	$4.00	03/21/2026	$12
Swaption	Goldman Sachs	139,220,000	4.03	02/21/2026	3
Swaption	Goldman Sachs	139,220,000	4.05	01/17/2026	0
Swaption	JPMorgan Chase	58,177,000	4.22	03/21/2026	14
Swaption	JPMorgan Chase	58,177,000	4.22	02/21/2026	5
Swaption	Bank of America	58,177,000	4.22	01/17/2026	1

Total Purchased Swaptions		$592,191,000			$35

SEI Institutional Investments Trust

A list of the open futures contracts held by the Fund at November 30, 2025, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation)(Thousands)
Long Contracts
U.S. 2-Year Treasury Note	4,199	Mar-2026	$876,082	$876,999	$917
U.S. 5-Year Treasury Note	3,653	Mar-2026	400,083	400,975	892
U.S. 10-Year Treasury Note	552	Mar-2026	62,265	62,566	301
U.S. Long Treasury Bond	70	Mar-2026	8,130	8,221	91
U.S. Ultra Long Treasury Bond	117	Mar-2026	14,025	14,150	125
			1,360,585	1,362,911	2,326
Short Contracts
U.S. Ultra Long Treasury Bond	(157)	Mar-2026	$(18,847)	$(18,987)	$(140)
Ultra 10-Year U.S. Treasury Note	(1,797)	Mar-2026	(207,887)	(208,818)	(931)
			(226,734)	(227,805)	(1,071)
			$1,133,851	$1,135,106	$1,255

Percentages are based on Net Assets of $9,829,758 ($ Thousands).
**	The rate reported is the 7-day effective yield as of November 30, 2025.
†	Investment in Affiliated Security (see Note 6).
(A)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(B)	Zero coupon security.
(C)

Security, or a portion thereof, exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On November 30, 2025, the value of these securities amounted to $1,320,560 ($ Thousands), representing 13.4% of the Net Assets of the Fund.

(D)	No interest rate available.
(E)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(F)	Interest rate represents the security's effective yield at the time of purchase.
(G)	Security is in default on interest payment.
(H)	Perpetual security with no stated maturity date.

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2025

Core Fixed Income Fund (Concluded)

The following is a summary of the level of inputs used as of November 30, 2025, in valuing the Fund's investments and other financial instruments carried at value ($ Thousands):
Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Mortgage-Backed Securities	–	3,791,191	–	3,791,191
U.S. Treasury Obligations	–	2,989,376	–	2,989,376
Corporate Obligations	–	2,262,062	–	2,262,062
Asset-Backed Securities	–	743,442	–	743,442
U.S. Government Agency Obligations	–	62,430	–	62,430
Sovereign Debt	–	32,143	–	32,143
Municipal Bonds	–	22,523	–	22,523
Cash Equivalent	445,879	–	–	445,879
Purchased Swaptions	–	35	–	35
Total Investments in Securities	445,879	9,903,202	–	10,349,081

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	2,326	–	–	2,326
Unrealized Depreciation	(1,071)	–	–	(1,071)
Total Other Financial Instruments	1,255	–	–	1,255

*	Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

The following is a summary of the Fund’s transactions with affiliates for the period ended November 30, 2025 ($ Thousands):

Security Description	Value 5/31/2025	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 11/30/2025	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$229,146	$3,095,778	$(2,879,045)	$—	$—	$445,879	$7,007	$—

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2025

High Yield Bond Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS — 78.1%
Communication Services — 13.1%
Altice Financing
5.750%, 08/15/2029 (A)	$2,025	$1,352
Altice France
9.500%, 11/01/2029 (A)(B)	2,142	2,199
6.875%, 07/15/2032 (A)	1,286	1,253
6.500%, 04/15/2032 (A)(B)	1,300	1,265
5.500%, 10/15/2030	2,792	2,751
Altice France Lux 3
10.000%, 01/15/2033 (A)	227	216
AMC Entertainment Holdings
7.500%, 02/15/2029 (A)	2,080	1,869
AMC Networks
10.500%, 07/15/2032 (A)	790	846
10.250%, 01/15/2029 (A)	941	987
Arches Buyer
6.125%, 12/01/2028 (A)	3,902	3,819
4.250%, 06/01/2028 (A)	423	417
Beasley Mezzanine Holdings LLC
9.200%, 08/01/2028 (A)	4,299	1,634
Belo
7.250%, 09/15/2027	442	460
Block Communications
4.875%, 03/01/2028 (A)	1,482	1,387
C&W Senior Finance
9.000%, 01/15/2033 (A)	1,480	1,538
Cable One
4.000%, 11/15/2030 (A)	4,040	3,214
CCO Holdings LLC
5.375%, 06/01/2029 (A)	472	467
5.125%, 05/01/2027 (A)	666	665
5.000%, 02/01/2028 (A)	5,423	5,378
4.750%, 03/01/2030 (A)	3,232	3,079
4.500%, 08/15/2030 (A)	6,387	5,976
4.500%, 05/01/2032	210	189
4.250%, 02/01/2031 (A)	7,774	7,162
4.250%, 01/15/2034 (A)	15,201	12,880
Charter Communications Operating LLC / Charter Communications Operating Capital
6.550%, 06/01/2034	2,345	2,473
Cinemark USA
7.000%, 08/01/2032 (A)	114	119
5.250%, 07/15/2028 (A)	270	269
Clear Channel Outdoor Holdings
7.500%, 03/15/2033 (A)	453	476
7.125%, 02/15/2031 (A)	908	945
Clear Channel Outdoor Holdings Inc.
7.750%, 04/15/2028 (A)	715	715
7.500%, 06/01/2029 (A)	2,675	2,646
CMG Media
8.875%, 06/18/2029 (A)	2,645	2,169

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Connect Finco SARL
9.000%, 09/15/2029 (A)	$400	$425
Connect Holding II LLC
10.500%, 04/03/2031 (A)	310	294
CSC Holdings LLC
11.750%, 01/31/2029 (A)	6,693	4,718
11.250%, 05/15/2028 (A)	2,210	1,714
7.500%, 04/01/2028 (A)	670	402
6.500%, 02/01/2029 (A)	3,576	2,246
5.750%, 01/15/2030 (A)	4,070	1,504
5.500%, 04/15/2027 (A)	515	444
5.375%, 02/01/2028 (A)	270	196
4.500%, 11/15/2031 (A)	909	514
4.125%, 12/01/2030 (A)	97	55
3.375%, 02/15/2031 (A)	1,337	742
Directv Financing LLC
10.000%, 02/15/2031 (A)	2,381	2,365
8.875%, 02/01/2030 (A)	4,335	4,293
5.875%, 08/15/2027 (A)	1,454	1,455
Discovery Communications LLC
5.000%, 09/20/2037	130	110
3.950%, 03/20/2028	3,769	3,692
DISH DBS
7.750%, 07/01/2026	4,347	4,256
7.375%, 07/01/2028	275	256
5.750%, 12/01/2028 (A)	3,273	3,163
5.250%, 12/01/2026 (A)	2,646	2,585
5.125%, 06/01/2029	6,086	5,151
DISH Network
11.750%, 11/15/2027 (A)	1,514	1,581
Dotdash Meredith
7.625%, 06/15/2032 (A)	390	353
EchoStar
10.750%, 11/30/2029	6,596	7,272
6.750%cash/0% PIK, 11/30/2030	471	490
3.875%cash/0% PIK, 11/30/2030	870	2,052
Fibercop
6.375%, 11/15/2033 (A)	916	897
Fox
5.576%, 01/25/2049	850	829
5.476%, 01/25/2039	850	861
Frontier Communications Holdings LLC
8.750%, 05/15/2030 (A)	316	330
6.750%, 05/01/2029 (A)	95	96
6.000%, 01/15/2030 (A)	172	175
5.875%, 10/15/2027 (A)	32	32
5.875%, 11/01/2029	188	191
5.000%, 05/01/2028 (A)	1,222	1,226
GCI LLC
4.750%, 10/15/2028 (A)	944	915
Gray Media
10.500%, 07/15/2029 (A)	966	1,041
9.625%, 07/15/2032 (A)	3,979	4,124

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2025

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
7.250%, 08/15/2033 (A)	$3,370	$3,376
5.375%, 11/15/2031 (A)	2,118	1,593
4.750%, 10/15/2030 (A)	7,873	6,075
GrubHub Holdings
13.000%, 07/31/2030 (A)	6,208	5,266
Hughes Satellite Systems
6.625%, 08/01/2026	130	113
iHeartCommunications
10.875%, 05/01/2030 (A)	2,647	2,178
9.125%, 05/01/2029 (A)	1,267	1,173
7.750%, 08/15/2030 (A)	47	40
Iliad Holding SASU
8.500%, 04/15/2031 (A)	1,550	1,665
7.000%, 04/15/2032 (A)	700	721
Level 3 Financing
7.000%, 03/31/2034 (A)	1,639	1,679
6.875%, 06/30/2033 (A)	7,826	7,970
4.875%, 06/15/2029 (A)	3,935	3,748
4.500%, 04/01/2030 (A)	2,290	2,110
3.875%, 10/15/2030 (A)	1,361	1,218
3.750%, 07/15/2029 (A)	365	322
3.625%, 01/15/2029	795	716
Live Nation Entertainment
6.500%, 05/15/2027 (A)	1,798	1,816
4.750%, 10/15/2027 (A)	3,234	3,228
3.750%, 01/15/2028 (A)	593	583
Lumen Technologies
10.000%, 10/15/2032 (A)	907	914
7.650%, 03/15/2042	726	695
7.600%, 09/15/2039	245	238
5.375%, 06/15/2029 (A)	421	389
4.125%, 04/15/2029 (A)	532	526
4.125%, 04/15/2030 (A)	1,740	1,725
McGraw-Hill Education
5.750%, 08/01/2028 (A)	2,165	2,167
Midcontinent Communications
8.000%, 08/15/2032 (A)	435	439
Neptune Bidco US
10.375%, 05/15/2031 (A)	938	948
Nexstar Media
5.625%, 07/15/2027 (A)	1,228	1,229
4.750%, 11/01/2028 (A)	1,930	1,914
Paramount Global
5.500%, 05/15/2033	1,240	1,223
Rakuten Group
9.750%, 04/15/2029 (A)	6,415	7,128
Scripps Escrow II
3.875%, 01/15/2029 (A)	2,322	2,161
Shutterfly Finance LLC
9.750%, 10/01/2027 (A)	134	134
8.500%cash/0% PIK, 10/01/2027 (A)	885	843
Sinclair Television Group
8.125%, 02/15/2033 (A)	2,369	2,468

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Sirius XM Radio LLC
5.500%, 07/01/2029 (A)	$1,256	$1,262
5.000%, 08/01/2027 (A)	2,131	2,132
4.125%, 07/01/2030 (A)	2,952	2,795
4.000%, 07/15/2028 (A)	2,025	1,974
3.875%, 09/01/2031 (A)	2,505	2,284
3.125%, 09/01/2026 (A)	2,673	2,651
Snap
6.875%, 03/01/2033 (A)	1,555	1,602
Spanish Broadcasting System
9.750%, 03/01/2026 (A)	4,965	3,277
Stagwell Global LLC
5.625%, 08/15/2029 (A)	1,035	1,006
TEGNA
5.000%, 09/15/2029	290	288
4.625%, 03/15/2028	1,796	1,774
Telenet Finance Luxembourg Notes Sarl
5.500%, 03/01/2028 (A)	2,000	1,980
Telesat Canada
5.625%, 12/06/2026 (A)	1,307	948
Time Warner Cable Enterprises LLC
8.375%, 07/15/2033	2,420	2,804
Uniti Group
8.625%, 06/15/2032 (A)	1,166	1,118
Univision Communications
9.375%, 08/01/2032 (A)	3,236	3,435
8.000%, 08/15/2028 (A)	2,302	2,376
Univision Communications Inc
7.375%, 06/30/2030 (A)	425	431
4.500%, 05/01/2029 (A)	915	872
Urban One
7.375%, 02/01/2028 (A)	7,805	4,087
Versant Media Group
7.250%, 01/30/2031 (A)	405	416
Virgin Media Finance
5.000%, 07/15/2030 (A)	740	655
Virgin Media Secured Finance
4.500%, 08/15/2030 (A)	757	706
Virgin Media Vendor Financing Notes IV DAC
5.000%, 07/15/2028 (A)	4,121	4,031
Vmed O2 UK Financing I
4.250%, 01/31/2031 (A)	1,690	1,544
Warnermedia Holdings
5.050%, 03/15/2042	5,124	4,098
4.279%, 03/15/2032	3,272	2,990
4.054%, 03/15/2029	3,641	3,532
Windstream Services LLC
8.250%, 10/01/2031 (A)	1,364	1,416
Zayo Group Holdings
13.750%, 09/09/2030 (A)	2,587	2,302
9.250%, 03/09/2030 (A)	6,003	5,531

SEI Institutional Investments Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
ZipRecruiter
5.000%, 01/15/2030 (A)	$3,755	$3,045

		273,953

Consumer Discretionary — 12.1%
1011778 BC ULC / New Red Finance
5.625%, 09/15/2029 (A)	802	817
4.375%, 01/15/2028 (A)	1,550	1,536
4.000%, 10/15/2030 (A)	535	510
Academy
6.000%, 11/15/2027 (A)	1,770	1,771
Adient Global Holdings Ltd.
8.250%, 04/15/2031 (A)	780	820
7.500%, 02/15/2033 (A)	273	282
7.000%, 04/15/2028 (A)	74	76
ADT Security
4.125%, 08/01/2029 (A)	585	569
Amer Sports
6.750%, 02/16/2031 (A)	2,108	2,198
American Axle & Manufacturing
7.750%, 10/15/2033 (A)	590	596
6.375%, 10/15/2032 (A)	850	855
American Builders & Contractors Supply
4.000%, 01/15/2028 (A)	2,665	2,636
Aramark Services
5.000%, 02/01/2028 (A)	633	633
Asbury Automotive Group
4.750%, 03/01/2030	232	228
4.625%, 11/15/2029 (A)	1,033	1,013
4.500%, 03/01/2028	2,431	2,419
Ashton Woods USA LLC
4.625%, 08/01/2029 (A)	250	237
4.625%, 04/01/2030 (A)	1,222	1,157
Aston Martin Capital Holdings
10.000%, 03/31/2029 (A)	914	808
Aventine (Escrow Security)
0.000%, 10/15/2049 (B)(C)(D)	2,600	–
Bath & Body Works
7.600%, 07/15/2037	1,280	1,273
7.500%, 06/15/2029	542	551
6.875%, 11/01/2035	1,304	1,305
6.750%, 07/01/2036	3,280	3,245
5.250%, 02/01/2028	291	292
BCPE Flavor Debt Merger Sub LLC and BCPE Flavor Issuer
9.500%, 07/01/2032 (A)	1,815	1,770
Beach Acquisition Bidco LLC
10.000%cash/0% PIK, 07/15/2033 (A)	3,051	3,302
Beazer Homes USA
7.500%, 03/15/2031 (A)	1,260	1,279
Boyne USA
4.750%, 05/15/2029 (A)	1,889	1,859

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Brightstar Lottery
6.250%, 01/15/2027 (A)	$350	$353
5.250%, 01/15/2029 (A)	3,852	3,846
Brookfield Residential Properties
4.875%, 02/15/2030 (A)	600	557
Caesars Entertainment
7.000%, 02/15/2030 (A)	3,585	3,711
6.500%, 02/15/2032 (A)	1,201	1,222
6.000%, 10/15/2032 (A)	881	841
4.625%, 10/15/2029 (A)	368	348
Carnival
7.000%, 08/15/2029 (A)	148	155
6.125%, 02/15/2033 (A)	3,206	3,303
5.875%, 06/15/2031 (A)	45	46
5.750%, 03/15/2030 (A)	525	540
5.750%, 08/01/2032 (A)	694	711
4.000%, 08/01/2028 (A)	128	126
Carriage Services
4.250%, 05/15/2029 (A)	990	948
Carvana, Strike Price Fixed
9.000%cash/0% PIK, 06/01/2031 (A)	4,931	5,545
CD&R Smokey Buyer
9.500%, 10/15/2029 (A)	382	259
Churchill Downs
5.750%, 04/01/2030 (A)	120	121
4.750%, 01/15/2028 (A)	2,212	2,202
Clarios Global
6.750%, 05/15/2028 (A)	356	365
6.750%, 02/15/2030 (A)	435	452
6.750%, 09/15/2032 (A)	2,635	2,711
Cooper-Standard Automotive
13.500%cash/0% PIK, 03/31/2027 (A)	2,708	2,839
5.625%cash/0% PIK, 05/15/2027 (A)	1,583	1,553
Cougar JV Subsidiary LLC
8.000%, 05/15/2032 (A)	820	876
Dornoch Debt Merger Sub
6.625%, 10/15/2029 (A)	619	521
Empire Resorts
7.750%, 11/01/2026 (A)	2,165	2,112
EquipmentShare.com
8.000%, 03/15/2033 (A)	169	172
Fertitta Entertainment LLC
6.750%, 01/15/2030 (A)	1,101	1,027
4.625%, 01/15/2029 (A)	2,406	2,317
Flutter Treasury DAC
5.875%, 06/04/2031 (A)	1,400	1,414
Fontainebleau Las Vegas
11.000%, 06/15/2015 (A)(B)(C)	3,481	–
Ford Motor Credit LLC
7.200%, 06/10/2030	200	215
7.122%, 11/07/2033	2,789	3,006
6.950%, 03/06/2026	200	201
6.950%, 06/10/2026	223	225

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2025

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
5.730%, 09/05/2030	$138	$140
4.542%, 08/01/2026	1,481	1,479
4.125%, 08/17/2027	200	198
Ford Motor Credit LLC MTN
4.389%, 01/08/2026	450	450
Gap
3.625%, 10/01/2029 (A)	2,382	2,260
Garrett Motion Holdings
7.750%, 05/31/2032 (A)	2,240	2,367
Genting New York LLC
7.250%, 10/01/2029 (A)	1,925	1,990
Goodyear Tire & Rubber
6.625%, 07/15/2030	122	124
5.250%, 04/30/2031	211	201
5.250%, 07/15/2031	717	677
5.000%, 07/15/2029	475	462
Graham Holdings
5.625%, 12/01/2033 (A)	370	371
Great Canadian Gaming
8.750%, 11/15/2029 (A)	390	393
Hilton Domestic Operating
6.125%, 04/01/2032 (A)	564	585
5.875%, 04/01/2029 (A)	136	139
5.875%, 03/15/2033 (A)	2,904	2,994
5.750%, 05/01/2028 (A)	361	362
5.750%, 09/15/2033 (A)	431	442
4.875%, 01/15/2030	140	140
4.000%, 05/01/2031 (A)	4,105	3,921
3.750%, 05/01/2029 (A)	3,741	3,630
Hilton Worldwide Finance LLC
4.875%, 04/01/2027	351	351
IHO Verwaltungs GmbH
8.000%, 11/15/2032 (A)	200	208
7.750%cash/0% PIK, 11/15/2030 (A)	200	209
Jacobs Entertainment
6.750%, 02/15/2029 (A)	3,270	3,147
JB Poindexter
8.750%, 12/15/2031 (A)	330	344
Kohl's
5.550%, 07/17/2045	320	229
LBM Acquisition LLC
9.500%, 06/15/2031 (A)	1,375	1,417
6.250%, 01/15/2029 (A)	541	484
LCM Investments Holdings II LLC
4.875%, 05/01/2029 (A)	3,680	3,623
Liberty Interactive LLC
8.500%, 07/15/2029	275	16
8.250%, 02/01/2030	4,690	258
Light & Wonder International
6.250%, 10/01/2033 (A)	2,527	2,543
Macy's Retail Holdings
4.500%, 12/15/2034	795	720

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Macy's Retail Holdings LLC
7.375%, 08/01/2033 (A)	$387	$407
Melco Resorts Finance
6.500%, 09/24/2033 (A)	360	356
5.375%, 12/04/2029 (A)	1,665	1,607
MGM Resorts International
6.500%, 04/15/2032	437	449
6.125%, 09/15/2029	1,737	1,776
4.750%, 10/15/2028	2,195	2,183
4.625%, 09/01/2026	375	374
Mohegan Tribal Gaming Authority
8.250%, 04/15/2030 (A)	1,405	1,461
NCL
6.750%, 02/01/2032 (A)	3,635	3,689
6.250%, 09/15/2033 (A)	934	923
5.875%, 01/15/2031 (A)	934	922
NESCO Holdings II
5.500%, 04/15/2029 (A)	372	367
New Home
8.500%, 11/01/2030 (A)	410	422
Newell Brands
8.500%, 06/01/2028 (A)	230	239
7.375%, 04/01/2036	105	98
6.625%, 09/15/2029	299	294
6.625%, 05/15/2032	72	68
6.375%, 09/15/2027	112	112
6.375%, 05/15/2030	282	271
Nissan Motor
8.125%, 07/17/2035 (A)	1,940	2,051
7.750%, 07/17/2032 (A)	840	883
7.500%, 07/17/2030 (A)	315	329
4.810%, 09/17/2030 (A)	1,850	1,735
4.345%, 09/17/2027 (A)	2,842	2,784
Nissan Motor Acceptance
2.750%, 03/09/2028 (A)	905	851
Nordstrom
5.000%, 01/15/2044	960	722
4.250%, 08/01/2031	20	19
Ontario Gaming GTA
8.000%, 08/01/2030 (A)	1,297	1,272
Papa John's International
3.875%, 09/15/2029 (A)	872	837
PetSmart LLC
10.000%, 09/15/2033 (A)	2,353	2,406
7.500%, 09/15/2032 (A)	1,655	1,668
PM General Purchaser LLC
9.500%, 10/01/2028 (A)	528	443
Qnity Electronics
6.250%, 08/15/2033 (A)	2,917	3,023
5.750%, 08/15/2032 (A)	1,831	1,879
QXO Building Products
6.750%, 04/30/2032 (A)	3,956	4,131

SEI Institutional Investments Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Resorts World Las Vegas LLC
4.625%, 04/16/2029 (A)	$1,050	$925
Resorts World Las Vegas LLC / RWLV Capital
4.625%, 04/06/2031 (A)	1,030	853
Ritchie Bros Holdings
6.750%, 03/15/2028 (A)	2,065	2,114
Rite Aid
15.000%, 08/30/2031 (B)(C)(E)	2,037	3
11.317%, TSFR3M + 7.000%, 08/30/2031 (A)(B)(C)(E)(F)	478	32
8.000%, 10/18/2024 (A)(B)(C)	1,286	–
8.000%, 11/15/2026 (A)(B)(C)	3,328	–
7.500%, 07/01/2025 (A)(B)(C)	1,259	–
Rivers Enterprise Borrower LLC
6.625%, 02/01/2033 (A)	1,740	1,763
Rivers Enterprise Lender LLC
6.250%, 10/15/2030 (A)	250	254
Rivian Holdings LLC
10.000%, 01/15/2031 (A)	1,412	1,353
Royal Caribbean Cruises
6.250%, 03/15/2032 (A)	575	595
6.000%, 02/01/2033 (A)	6,315	6,502
5.625%, 09/30/2031 (A)	1,514	1,547
Sabre GLBL
11.125%, 07/15/2030 (A)	70	60
10.750%, 11/15/2029 (A)	3,502	3,082
Saks Global Enterprises LLC
11.000%, 12/15/2029 (A)	208	72
Service International
5.750%, 10/15/2032	1,460	1,490
3.375%, 08/15/2030	4,130	3,870
SGUS LLC
11.000%, 12/15/2029 (A)	89	72
Six Flags Entertainment
7.250%, 05/15/2031 (A)	2,084	1,987
6.625%, 05/01/2032 (A)	2,360	2,354
5.375%, 04/15/2027	256	254
5.250%, 07/15/2029	360	334
Somnigroup International
4.000%, 04/15/2029 (A)	2,205	2,147
3.875%, 10/15/2031 (A)	334	313
Sonic Automotive
4.875%, 11/15/2031 (A)	247	238
4.625%, 11/15/2029 (A)	570	557
Specialty Building Products Holdings LLC
7.750%, 10/15/2029 (A)	1,803	1,783
Spirit Loyalty Cayman
11.000%cash/0% PIK, 03/12/2030 (A)(B)	4,899	2,156
Staples
12.750%, 01/15/2030 (A)	830	654
10.750%, 09/01/2029 (A)	2,966	2,915

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Station Casinos LLC
6.625%, 03/15/2032 (A)	$405	$415
4.625%, 12/01/2031 (A)	499	472
4.500%, 02/15/2028 (A)	2,015	1,993
StoneMor
8.500%, 05/15/2029 (A)	2,165	2,114
Studio City Finance
5.000%, 01/15/2029 (A)	2,730	2,585
Superior Plus
4.500%, 03/15/2029 (A)	2,058	1,991
Taylor Morrison Communities
5.750%, 01/15/2028 (A)	1,390	1,420
Tenneco
8.000%, 11/17/2028 (A)	3,204	3,203
TopBuild
5.625%, 01/31/2034 (A)	1,239	1,256
Travel + Leisure
4.500%, 12/01/2029 (A)	940	917
Under Armour
7.250%, 07/15/2030 (A)	2,356	2,346
Vail Resorts
6.500%, 05/15/2032 (A)	360	374
5.625%, 07/15/2030 (A)	171	174
Victoria's Secret
4.625%, 07/15/2029 (A)	4,198	4,063
Viking Cruises
7.000%, 02/15/2029 (A)	800	804
5.875%, 10/15/2033 (A)	687	698
Viking Ocean Cruises Ship VII
5.625%, 02/15/2029 (A)	1,900	1,901
VistaJet Malta Finance
9.500%, 06/01/2028 (A)	262	271
6.375%, 02/01/2030 (A)	3,196	3,078
Voyager Parent LLC
9.250%, 07/01/2032 (A)	630	668
Wand NewCo 3
7.625%, 01/30/2032 (A)	1,773	1,868
Wayfair LLC
7.750%, 09/15/2030 (A)	1,288	1,373
7.250%, 10/31/2029 (A)	3,486	3,626
6.750%, 11/15/2032 (A)	1,567	1,599
Wolverine World Wide
4.000%, 08/15/2029 (A)	1,069	980
Wynn Las Vegas LLC
5.250%, 05/15/2027 (A)	3,854	3,869
Wynn Macau
6.750%, 02/15/2034 (A)	635	635
5.125%, 12/15/2029 (A)	1,550	1,517
Wynn Resorts Finance LLC
7.125%, 02/15/2031 (A)	1,982	2,141
6.250%, 03/15/2033 (A)	586	599
5.125%, 10/01/2029 (A)	751	755

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2025

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Yum! Brands
6.875%, 11/15/2037	$1,840	$2,060
5.375%, 04/01/2032	485	492
ZF North America Capital
7.500%, 03/24/2031 (A)	1,360	1,346
6.875%, 04/23/2032 (A)	1,200	1,140

		251,824

Consumer Staples — 2.8%
Albertsons Cos
6.250%, 03/15/2033 (A)	312	323
5.875%, 02/15/2028 (A)	536	537
5.500%, 03/31/2031 (A)	84	85
4.625%, 01/15/2027 (A)	1,049	1,048
3.500%, 03/15/2029 (A)	3,973	3,809
Albion Financing 1 SARL
7.000%, 05/21/2030 (A)	1,964	2,041
Allied Universal Holdco LLC
7.875%, 02/15/2031 (A)	1,745	1,837
6.875%, 06/15/2030 (A)	1,867	1,930
B&G Foods
8.000%, 09/15/2028 (A)	1,658	1,645
C&S Group Enterprises LLC
5.000%, 12/15/2028 (A)	1,135	1,054
Central Garden & Pet
5.125%, 02/01/2028	1,150	1,149
4.125%, 10/15/2030	262	251
Chobani LLC
4.625%, 11/15/2028 (A)	967	965
Dcli Bidco LLC
7.750%, 11/15/2029 (A)	390	383
Edgewell Personal Care
5.500%, 06/01/2028 (A)	645	644
4.125%, 04/01/2029 (A)	307	289
Energizer Holdings
4.750%, 06/15/2028 (A)	866	855
4.375%, 03/31/2029 (A)	552	525
Garda World Security
6.500%, 01/15/2031 (A)	196	201
HLF Financing Sarl LLC
4.875%, 06/01/2029 (A)	2,658	2,484
HRB Winddown
8.875%, 03/15/2025 (A)(B)(C)	800	–
ION Platform Finance US
7.875%, 09/30/2032 (A)	305	291
Lamb Weston Holdings
4.125%, 01/31/2030 (A)	1,925	1,867
New Albertsons
8.700%, 05/01/2030	1,149	1,288
8.000%, 05/01/2031	995	1,081
Opal Bidco SAS
6.500%, 03/31/2032 (A)	1,615	1,665

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Performance Food Group
6.125%, 09/15/2032 (A)	$1,404	$1,444
5.500%, 10/15/2027 (A)	724	724
4.250%, 08/01/2029 (A)	2,145	2,106
Pilgrim's Pride
6.875%, 05/15/2034	1,435	1,593
Post Holdings
6.375%, 03/01/2033 (A)	3,481	3,523
6.250%, 02/15/2032 (A)	2,284	2,359
6.250%, 10/15/2034 (A)	1,591	1,616
5.500%, 12/15/2029 (A)	425	425
4.625%, 04/15/2030 (A)	259	252
4.500%, 09/15/2031 (A)	3,567	3,364
Primo Water Holdings
6.250%, 04/01/2029 (A)	327	329
Raven Acquisition Holdings LLC
6.875%, 11/15/2031 (A)	3,914	4,024
RR Donnelley & Sons
9.500%, 08/01/2029 (A)	580	596
Sabre Financial Borrower LLC
11.125%, 06/15/2029 (A)	745	761
Simmons Foods
4.625%, 03/01/2029 (A)	2,996	2,881
Synergy Infrastructure Holdings LLC
7.875%, 12/01/2030 (A)	1,285	1,324
Tyson Foods
5.100%, 09/28/2048	1,447	1,341
Veritiv Operating
10.500%, 11/30/2030 (A)	370	398

		57,307

Energy — 10.2%
Alliance Resource Operating Partners
8.625%, 06/15/2029 (A)	1,020	1,076
Antero Midstream Partners
5.750%, 01/15/2028 (A)	571	572
5.750%, 10/15/2033 (A)	1,384	1,391
5.375%, 06/15/2029 (A)	2,630	2,638
Archrock Partners
6.625%, 09/01/2032 (A)	1,184	1,219
6.250%, 04/01/2028 (A)	1,480	1,489
Ascent Resources Utica Holdings LLC
6.625%, 10/15/2032 (A)	1,201	1,229
6.625%, 07/15/2033 (A)	1,712	1,745
5.875%, 06/30/2029 (A)	61	61
Baytex Energy
8.500%, 04/30/2030 (A)	600	633
7.375%, 03/15/2032 (A)	3,950	4,013
Blue Racer Midstream LLC
7.250%, 07/15/2032 (A)	940	999
7.000%, 07/15/2029 (A)	996	1,039
6.625%, 07/15/2026 (A)	180	181

SEI Institutional Investments Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Buckeye Partners
6.875%, 07/01/2029 (A)	$120	$125
6.750%, 02/01/2030 (A)	177	185
4.500%, 03/01/2028 (A)	1,620	1,612
California Resources
8.250%, 06/15/2029 (A)	3,325	3,479
7.000%, 01/15/2034 (A)	20	20
Chord Energy
6.750%, 03/15/2033 (A)	190	196
6.000%, 10/01/2030 (A)	305	308
Civitas Resources
9.625%, 06/15/2033 (A)	227	245
8.750%, 07/01/2031 (A)	375	391
8.625%, 11/01/2030 (A)	4,086	4,280
8.375%, 07/01/2028 (A)	289	298
CNX Resources
6.000%, 01/15/2029 (A)	3,501	3,514
Comstock Resources
6.750%, 03/01/2029 (A)	3,614	3,625
5.875%, 01/15/2030 (A)	3,589	3,487
Crescent Energy Finance LLC
9.250%, 02/15/2028 (A)	547	566
8.375%, 01/15/2034 (A)	259	255
7.625%, 04/01/2032 (A)	509	495
7.375%, 01/15/2033 (A)	292	277
CVR Energy
8.500%, 01/15/2029 (A)	3,212	3,303
5.750%, 02/15/2028 (A)	850	838
Delek Logistics Partners
8.625%, 03/15/2029 (A)	3,160	3,312
7.375%, 06/30/2033 (A)	250	256
Diamond Foreign Asset
8.500%, 10/01/2030 (A)	360	383
Energy Transfer
5.500%, 06/01/2027	2,863	2,908
Equities
7.500%, 06/01/2027	195	198
7.500%, 06/01/2030	232	256
4.750%, 01/15/2031	392	395
4.500%, 01/15/2029	944	945
Excelerate Energy
8.000%, 05/15/2030 (A)	314	335
Expand Energy
7.500%, 10/01/2026 (B)(C)(E)	4,075	–
7.000%, 10/01/2024 (B)(C)(E)	1,790	6
6.750%, 04/15/2029 (A)	1,184	1,193
5.500%, 09/15/2026 (B)	180	–
5.375%, 02/01/2029	69	69
5.375%, 03/15/2030	505	512
4.750%, 02/01/2032	444	439
Genesis Energy
8.875%, 04/15/2030	2,361	2,494
7.875%, 05/15/2032	863	890

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
7.750%, 02/01/2028	$453	$456
Golar LNG
7.500%, 10/02/2030 (A)	1,393	1,351
Gulfport Energy Operating
6.750%, 09/01/2029 (A)	2,179	2,249
Harvest Midstream I
7.500%, 05/15/2032 (A)	292	303
Hess Midstream Operations
6.500%, 06/01/2029 (A)	235	243
5.875%, 03/01/2028 (A)	97	99
5.125%, 06/15/2028 (A)	335	335
Hilcorp Energy I
7.250%, 02/15/2035 (A)	3,030	2,882
6.875%, 05/15/2034 (A)	775	726
6.250%, 04/15/2032 (A)	638	601
6.000%, 04/15/2030 (A)	221	214
6.000%, 02/01/2031 (A)	2,570	2,418
Howard Midstream Energy Partners LLC
7.375%, 07/15/2032 (A)	2,247	2,372
6.625%, 01/15/2034 (A)	170	174
Ithaca Energy North Sea
8.125%, 10/15/2029 (A)	1,360	1,424
ITT Holdings LLC
6.500%, 08/01/2029 (A)	2,777	2,692
Kodiak Gas Services LLC
7.250%, 02/15/2029 (A)	875	912
6.750%, 10/01/2035 (A)	515	529
6.500%, 10/01/2033 (A)	900	918
Kraken Oil & Gas Partners LLC
7.625%, 08/15/2029 (A)	380	376
Long Ridge Energy LLC
8.750%, 02/15/2032 (A)	1,760	1,842
Magnolia Oil & Gas Operating LLC
6.875%, 12/01/2032 (A)	1,130	1,161
Matador Resources
6.500%, 04/15/2032 (A)	286	290
6.250%, 04/15/2033 (A)	340	340
Moss Creek Resources Holdings
8.250%, 09/01/2031 (A)	4,155	3,985
Murphy Oil
6.000%, 10/01/2032	950	942
Nabors Industries
9.125%, 01/31/2030 (A)	1,048	1,099
8.875%, 08/15/2031 (A)	2,343	2,288
7.625%, 11/15/2032 (A)	631	612
New Fortress Energy
8.750%, 03/15/2029 (A)	2,120	191
6.500%, 09/30/2026 (A)	2,305	386
NFE Financing LLC
12.000%, 11/15/2029 (A)	3,150	798
NGL Energy Operating LLC
8.375%, 02/15/2032 (A)	989	1,025
8.125%, 02/15/2029 (A)	3,239	3,332

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2025

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Noble Finance II LLC
8.000%, 04/15/2030 (A)	$1,865	$1,938
Northern Oil & Gas
7.875%, 10/15/2033 (A)	4,065	3,956
NuStar Logistics
6.375%, 10/01/2030	242	254
6.000%, 06/01/2026	555	556
5.625%, 04/28/2027	989	999
ONEOK
5.600%, 04/01/2044	242	231
5.450%, 06/01/2047	3,173	2,924
PBF Holding LLC
9.875%, 03/15/2030 (A)	290	305
7.875%, 09/15/2030 (A)	3,299	3,249
Permian Resources Operating LLC
9.875%, 07/15/2031 (A)	481	518
8.000%, 04/15/2027 (A)	228	231
7.000%, 01/15/2032 (A)	284	296
6.250%, 02/01/2033 (A)	254	260
Prairie Acquiror
9.000%, 08/01/2029 (A)	252	260
Precision Drilling
6.875%, 01/15/2029 (A)	1,110	1,117
Range Resources
8.250%, 01/15/2029	584	596
Rockies Express Pipeline LLC
6.750%, 03/15/2033 (A)	2,610	2,738
4.800%, 05/15/2030 (A)	2,117	2,075
Seadrill Finance
8.375%, 08/01/2030 (A)	380	393
SESI LLC
7.875%, 09/30/2030 (A)	410	408
Seventy Seven Operating LLC (Escrow Security)
6.625%, 01/15/2020 (B)(C)	2,787	–
SM Energy
7.000%, 08/01/2032 (A)	2,397	2,345
6.750%, 09/15/2026	230	230
6.750%, 08/01/2029 (A)	49	49
6.625%, 01/15/2027	365	365
6.500%, 07/15/2028	315	319
Star Holding LLC
8.750%, 08/01/2031 (A)	350	353
Summit Midstream Holdings LLC
8.625%, 10/31/2029 (A)	3,300	3,405
Sunoco
7.250%, 05/01/2032 (A)	4,433	4,678
7.000%, 05/01/2029 (A)	2,690	2,800
6.250%, 07/01/2033 (A)	2,933	3,013
5.875%, 03/15/2034 (A)	785	790
4.500%, 05/15/2029	487	477
4.500%, 04/30/2030	611	595

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Tallgrass Energy Partners
7.375%, 02/15/2029 (A)	$244	$253
6.750%, 03/15/2034 (A)	599	600
6.000%, 12/31/2030 (A)	3,847	3,834
6.000%, 09/01/2031 (A)	990	979
5.500%, 01/15/2028 (A)	1,717	1,716
Talos Production
9.375%, 02/01/2031 (A)	3,405	3,588
TerraForm Power Operating LLC
5.000%, 01/31/2028 (A)	2,992	2,987
4.750%, 01/15/2030 (A)	225	216
TGNR Intermediate Holdings LLC
5.500%, 10/15/2029 (A)	3,252	3,185
Tidewater
9.125%, 07/15/2030 (A)	1,830	1,956
TransMontaigne Partners LLC
8.500%, 06/15/2030 (A)	2,134	2,182
Transocean International
8.750%, 02/15/2030 (A)	107	112
8.500%, 05/15/2031 (A)	5,330	5,373
8.250%, 05/15/2029 (A)	1,396	1,420
6.800%, 03/15/2038	3,899	3,492
Transocean Titan Financing
8.375%, 02/01/2028 (A)	81	83
USA Compression Partners
7.125%, 03/15/2029 (A)	1,250	1,299
6.250%, 10/01/2033 (A)	2,094	2,113
Valaris
8.375%, 04/30/2030 (A)	5,993	6,252
Venture Global Calcasieu Pass LLC
3.875%, 11/01/2033 (A)	2,305	2,018
Venture Global LNG
9.875%, 02/01/2032 (A)	1,305	1,359
9.500%, 02/01/2029 (A)	155	164
9.000%, H15T5Y + 5.440%(A)(F)(G)	3,764	3,204
8.375%, 06/01/2031 (A)	4,914	4,926
8.125%, 06/01/2028 (A)	491	503
7.000%, 01/15/2030 (A)	1,728	1,695
Venture Global Plaquemines LNG LLC
7.750%, 05/01/2035 (A)	529	589
7.500%, 05/01/2033 (A)	770	839
6.750%, 01/15/2036 (A)	4,229	4,433
6.500%, 01/15/2034 (A)	1,197	1,238
Viridien
10.000%, 10/15/2030 (A)	630	664
Vital Energy
7.875%, 04/15/2032 (A)	499	484
WBI Operating LLC
6.500%, 10/15/2033 (A)	1,410	1,409
6.250%, 10/15/2030 (A)	308	308
Weatherford International
6.750%, 10/15/2033 (A)	1,229	1,258

SEI Institutional Investments Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Western Midstream Operating
5.250%, 02/01/2050	$3,988	$3,470
Wildfire Intermediate Holdings LLC
7.500%, 10/15/2029 (A)	400	404

		213,268

Financials — 8.1%
Acrisure LLC
8.250%, 02/01/2029 (A)	1,933	2,012
7.500%, 11/06/2030 (A)	1,481	1,538
6.750%, 07/01/2032 (A)	2,108	2,159
Alliant Holdings Intermediate LLC
7.000%, 01/15/2031 (A)	4,961	5,154
4.250%, 10/15/2027 (A)	2,212	2,182
Ally Financial
6.700%, 02/14/2033	950	995
AmWINS Group
6.375%, 02/15/2029 (A)	351	361
APH Somerset Investor 2 LLC
7.875%, 11/01/2029 (A)	2,714	2,737
Apollo Commercial Real Estate Finance
4.625%, 06/15/2029 (A)	2,270	2,205
Apollo Debt Solutions BDC
6.900%, 04/13/2029	1,505	1,579
Arbor Realty SR
7.875%, 07/15/2030 (A)	1,825	1,833
Ardonagh Finco
7.750%, 02/15/2031 (A)	1,000	1,046
Ardonagh Group Finance
8.875%, 02/15/2032 (A)	870	897
Aretec Group
10.000%, 08/15/2030 (A)	2,772	3,008
Arthur J Gallagher
5.550%, 02/15/2055	1,819	1,770
Atlanticus Holdings
9.750%, 09/01/2030 (A)	1,110	1,072
Barclays
9.625%, USISSO05 + 5.775%(F)(G)	1,780	2,006
Blackstone Mortgage Trust
7.750%, 12/01/2029 (A)	3,305	3,468
Block
6.500%, 05/15/2032	996	1,041
6.000%, 08/15/2033 (A)	1,315	1,351
5.625%, 08/15/2030 (A)	125	127
2.750%, 06/01/2026	160	159
Brookfield Property
5.750%, 05/15/2026 (A)	52	52
4.500%, 04/01/2027 (A)	3,711	3,647
Citigroup
3.875%, H15T5Y + 3.417%(F)(G)	1,718	1,711
Coinbase Global
3.375%, 10/01/2028 (A)	1,000	946

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
CPI CG
10.000%, 07/15/2029 (A)	$1,687	$1,772
Credit Acceptance
6.625%, 03/15/2030 (A)	530	526
EF Holdco
7.375%, 09/30/2030 (A)	1,565	1,581
Encore Capital Group
8.500%, 05/15/2030 (A)	970	1,032
6.625%, 04/15/2031 (A)	3,005	3,004
Enova International
9.125%, 08/01/2029 (A)	2,550	2,694
Enviva Partners LP
0.000%, 01/15/2026 (C)(D)	3,197	–
Finance of America Funding LLC
8.875%, 11/30/2026 (A)	2,467	2,412
FirstCash
6.875%, 03/01/2032 (A)	830	863
4.625%, 09/01/2028 (A)	3,463	3,429
Focus Financial Partners LLC
6.750%, 09/15/2031 (A)	1,665	1,720
Freedom Mortgage Holdings LLC
9.250%, 02/01/2029 (A)(E)	2,775	2,909
8.375%, 04/01/2032 (A)	580	609
Genworth Holdings
6.500%, 06/15/2034	3,335	3,373
6.116%, TSFR3M + 2.264%, 11/15/2036 (F)	410	343
Howden UK Refinance
7.250%, 02/15/2031 (A)	925	948
HUB International
7.375%, 01/31/2032 (A)	1,970	2,050
Incora Intermediate II
6.000%, 01/31/2033 (A)(C)	289	135
Intesa Sanpaolo
4.950%, H15T1Y + 2.750%, 06/01/2042 (A)(F)	3,020	2,576
Jane Street Group
7.125%, 04/30/2031 (A)	3,655	3,850
6.750%, 05/01/2033 (A)	1,380	1,443
6.125%, 11/01/2032 (A)	30	31
Jefferies Finance LLC
6.625%, 10/15/2031 (A)	1,705	1,664
5.000%, 08/15/2028 (A)	1,407	1,336
Jefferson Capital Holdings LLC
8.250%, 05/15/2030 (A)	440	460
Ladder Capital Finance Holdings LLLP
4.250%, 02/01/2027 (A)	2,145	2,125
LD Holdings Group LLC
6.125%, 04/01/2028 (A)	2,490	2,299
Midcap Financial Issuer Trust
6.500%, 05/01/2028 (A)	4,283	4,218
5.625%, 01/15/2030 (A)	2,198	2,059

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2025

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Nassau of New York
7.875%, 07/15/2030 (A)	$360	$351
Navient
7.875%, 06/15/2032	490	506
5.500%, 03/15/2029	2,687	2,647
Navient MTN
5.625%, 08/01/2033	3,535	3,186
OneMain Finance
7.875%, 03/15/2030	1,325	1,402
7.500%, 05/15/2031	2,852	2,996
7.125%, 03/15/2026	12	12
7.125%, 11/15/2031	545	568
7.125%, 09/15/2032	1,443	1,495
6.750%, 03/15/2032	470	480
6.625%, 01/15/2028	480	492
6.500%, 03/15/2033	1,988	1,998
5.375%, 11/15/2029	1,722	1,716
4.000%, 09/15/2030	888	834
3.500%, 01/15/2027	2,321	2,291
Osaic Holdings
6.750%, 08/01/2032 (A)	550	570
Panther Escrow Issuer LLC
7.125%, 06/01/2031 (A)	2,102	2,173
PennyMac Financial Services
6.750%, 02/15/2034 (A)	3,790	3,905
5.750%, 09/15/2031 (A)	4,434	4,469
PRA Group
8.875%, 01/31/2030 (A)	240	249
5.000%, 10/01/2029 (A)	10	9
PROG Holdings
6.000%, 11/15/2029 (A)	520	512
Rfna
7.875%, 02/15/2030 (A)	1,830	1,855
Rithm Capital
8.000%, 07/15/2030 (A)	7,811	7,961
Rocket
7.125%, 02/01/2032 (A)	230	242
6.500%, 08/01/2029 (A)	60	62
6.375%, 08/01/2033 (A)	4,606	4,823
6.125%, 08/01/2030 (A)	1,336	1,387
Rocket Mortgage LLC
3.625%, 03/01/2029 (A)	1,520	1,468
Ryan Specialty LLC
5.875%, 08/01/2032 (A)	767	784
Shift4 Payments LLC
6.750%, 08/15/2032 (A)	1,829	1,901
Starwood Property Trust
7.250%, 04/01/2029 (A)	6,367	6,748
6.500%, 07/01/2030 (A)	1,000	1,044
6.500%, 10/15/2030 (A)	1,910	1,991
Stena International
7.625%, 02/15/2031 (A)	520	533

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Synchrony Financial
7.250%, 02/02/2033	$2,118	$2,269
TrueNoord Capital DAC
8.750%, 03/01/2030 (A)	240	251
UniCredit
5.861%, USISDA05 + 3.703%, 06/19/2032 (A)(F)	2,000	2,033
UWM Holdings LLC
6.250%, 03/15/2031 (A)	430	432
VFH Parent LLC
7.500%, 06/15/2031 (A)	2,234	2,345
Walker & Dunlop
6.625%, 04/01/2033 (A)	1,510	1,552

		169,059

Health Care — 6.6%
1261229 BC
10.000%, 04/15/2032 (A)	9,502	9,823
Acadia Healthcare
7.375%, 03/15/2033 (A)	1,750	1,783
AdaptHealth LLC
5.125%, 03/01/2030 (A)	4,070	3,952
AHP Health Partners
5.750%, 07/15/2029 (A)	376	369
Akumin
9.000%cash/0% PIK, 08/01/2027 (A)	4,845	4,458
8.000%, 08/01/2028 (A)	3,075	2,552
Avantor Funding
4.625%, 07/15/2028 (A)	1,163	1,152
Bausch + Lomb
8.375%, 10/01/2028 (A)	115	120
Bausch Health
14.000%, 10/15/2030 (A)	2,783	2,804
6.250%, 02/15/2029 (A)	139	114
5.250%, 01/30/2030 (A)	464	341
5.250%, 02/15/2031 (A)	337	228
5.000%, 01/30/2028 (A)	625	563
5.000%, 02/15/2029 (A)	455	362
4.875%, 06/01/2028 (A)	2,554	2,311
Bausch Health Americas
8.500%, 01/31/2027 (A)	2,309	2,299
Charles River Laboratories International
4.250%, 05/01/2028 (A)	445	440
4.000%, 03/15/2031 (A)	2,160	2,043
3.750%, 03/15/2029 (A)	1,000	965
CHS
10.875%, 01/15/2032 (A)	4,027	4,350
6.875%, 04/15/2029 (A)	1,393	1,257
6.125%, 04/01/2030 (A)	386	321
6.000%, 01/15/2029 (A)	230	230
5.250%, 05/15/2030 (A)	5,152	4,867
4.750%, 02/15/2031 (A)	1,110	993

SEI Institutional Investments Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
DaVita
6.875%, 09/01/2032 (A)	$405	$422
4.625%, 06/01/2030 (A)	2,185	2,119
3.750%, 02/15/2031 (A)	1,720	1,595
Embecta
6.750%, 02/15/2030 (A)	2,865	2,835
5.000%, 02/15/2030 (A)	480	457
Emergent BioSolutions
3.875%, 08/15/2028 (A)	1,232	1,099
Encompass Health
4.750%, 02/01/2030	1,397	1,392
4.625%, 04/01/2031	1,923	1,896
4.500%, 02/01/2028	2,489	2,485
Endo Finance Holdings
0.000%, 04/01/2027 (C)(D)(E)	2,247	–
0.000%, 12/31/2049 (C)(D)(E)	2,355	–
8.500%, 04/15/2031 (A)	112	116
Fortrea Holdings
7.500%, 07/01/2030 (A)	2,875	2,886
GENMAB
7.250%, 12/15/2033 (A)	854	894
6.250%, 12/15/2032 (A)	2,201	2,263
Global Medical Response
7.375%, 10/01/2032 (A)	3,993	4,207
Grifols
4.750%, 10/15/2028 (A)	2,751	2,689
HCA
5.250%, 06/15/2049	1,146	1,056
IQVIA
6.250%, 06/01/2032 (A)	2,760	2,887
5.000%, 10/15/2026 (A)	1,440	1,439
5.000%, 05/15/2027 (A)	200	200
LifePoint Health
10.000%, 06/01/2032 (A)	2,385	2,521
9.875%, 08/15/2030 (A)	527	567
8.375%, 02/15/2032 (A)	1,368	1,470
5.375%, 01/15/2029 (A)	1,405	1,370
Medline Borrower LP
6.250%, 04/01/2029 (A)	236	244
5.250%, 10/01/2029 (A)	6,035	6,049
3.875%, 04/01/2029 (A)	6,440	6,252
Molina Healthcare
6.250%, 01/15/2033 (A)	2,300	2,305
4.375%, 06/15/2028 (A)	2,665	2,594
3.875%, 11/15/2030 (A)	1,445	1,335
MPH Acquisition Holdings LLC
5.750%, 12/31/2030 (A)	460	405
Option Care Health
4.375%, 10/31/2029 (A)	2,236	2,192
Organon Finance 1 LLC
5.125%, 04/30/2031 (A)	731	612
4.125%, 04/30/2028 (A)	720	702

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Owens & Minor
6.625%, 04/01/2030 (A)	$305	$196
4.500%, 03/31/2029 (A)	403	285
Perrigo Finance Unlimited
6.125%, 09/30/2032	1,635	1,596
Prestige Brands
3.750%, 04/01/2031 (A)	470	438
Prime Healthcare Services
9.375%, 09/01/2029 (A)	460	488
Radiology Partners
9.781%, 02/15/2030 (A)	4,085	3,953
8.500%, 07/15/2032 (A)	7,955	8,263
Select Medical
6.250%, 12/01/2032 (A)	916	910
Sotera Health Holdings LLC
7.375%, 06/01/2031 (A)	252	265
Surgery Center Holdings
7.250%, 04/15/2032 (A)	293	301
Team Health Holdings
8.375%, 06/30/2028 (A)	3,755	3,786
Tenet Healthcare
6.750%, 05/15/2031	1,995	2,079
6.125%, 06/15/2030	2,202	2,251
5.500%, 11/15/2032 (A)	370	376
5.125%, 11/01/2027	1,255	1,255
4.375%, 01/15/2030	1,475	1,445

		138,139

Industrials — 9.9%
AAR Escrow Issuer LLC
6.750%, 03/15/2029 (A)	155	161
ACCO Brands
4.250%, 03/15/2029 (A)	2,640	2,393
AECOM
6.000%, 08/01/2033 (A)	305	314
Allied Universal Holdco LLC
4.625%, 06/01/2028 (A)	2,310	2,268
Allison Transmission
5.875%, 06/01/2029 (A)	1,031	1,046
5.875%, 12/01/2033 (A)	1,748	1,764
4.750%, 10/01/2027 (A)	5	5
3.750%, 01/30/2031 (A)	542	506
American Airlines
5.750%, 04/20/2029 (A)	3,347	3,387
5.500%, 04/20/2026 (A)	262	262
Amsted Industries
6.375%, 03/15/2033 (A)	906	937
4.625%, 05/15/2030 (A)	809	798
APi Group DE
4.750%, 10/15/2029 (A)	234	230
4.125%, 07/15/2029 (A)	365	355
Ardagh Group
9.500%, 12/01/2030 (A)	540	582

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2025

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.125%, 12/01/2030	$1,404	$1,271
ATI
7.250%, 08/15/2030	244	258
5.875%, 12/01/2027	276	276
5.125%, 10/01/2031	225	225
4.875%, 10/01/2029	267	267
ATP Tower Holdings
7.875%, 02/03/2030 (A)	270	278
ATS
4.125%, 12/15/2028 (A)	59	57
Avis Budget Car Rental LLC
8.375%, 06/15/2032 (A)	295	304
8.250%, 01/15/2030 (A)	4,615	4,753
8.000%, 02/15/2031 (A)	16	16
5.750%, 07/15/2027 (A)	551	551
5.375%, 03/01/2029 (A)	565	547
4.750%, 04/01/2028 (A)	410	400
Axon Enterprise
6.250%, 03/15/2033 (A)	2,259	2,345
Bombardier
8.750%, 11/15/2030 (A)	217	234
7.875%, 04/15/2027 (A)	31	31
7.450%, 05/01/2034 (A)	2,330	2,607
7.250%, 07/01/2031 (A)	286	305
7.000%, 06/01/2032 (A)	1,969	2,075
6.750%, 06/15/2033 (A)	1,557	1,642
Builders FirstSource
6.750%, 05/15/2035 (A)	144	152
6.375%, 06/15/2032 (A)	427	445
6.375%, 03/01/2034 (A)	1,889	1,965
4.250%, 02/01/2032 (A)	2,353	2,236
BWX Technologies
4.125%, 06/30/2028 (A)	2,076	2,037
4.125%, 04/15/2029 (A)	3,037	2,980
Carpenter Technology
5.625%, 03/01/2034 (A)	520	528
Cascades
6.750%, 07/15/2030 (A)	2,320	2,416
Chart Industries
9.500%, 01/01/2031 (A)	2,106	2,249
7.500%, 01/01/2030 (A)	603	628
Cimpress
7.375%, 09/15/2032 (A)	1,444	1,473
Clean Harbors
5.750%, 10/15/2033 (A)	1,155	1,180
Clydesdale Acquisition Holdings
8.750%, 04/15/2030 (A)	1,395	1,397
6.875%, 01/15/2030 (A)	160	162
6.750%, 04/15/2032 (A)	1,298	1,310
Conduent Business Services LLC
6.000%, 11/01/2029 (A)	475	415
CoreCivic
8.250%, 04/15/2029	489	515

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
CP Atlas Buyer
12.750%, 01/15/2031 (A)	$1,866	$1,729
9.750%, 07/15/2030 (A)	535	541
Danaos
6.875%, 10/15/2032 (A)	1,563	1,591
Deluxe
8.125%, 09/15/2029 (A)	1,440	1,517
8.000%, 06/01/2029 (A)	2,945	2,978
EMRLD Borrower
6.750%, 07/15/2031 (A)	166	174
6.625%, 12/15/2030 (A)	6,339	6,569
Enviri
5.750%, 07/31/2027 (A)	615	616
EquipmentShare.com
9.000%, 05/15/2028 (A)	731	746
8.625%, 05/15/2032 (A)	310	319
First Student Bidco
4.000%, 07/31/2029 (A)	1,285	1,255
FTAI Aviation Investors LLC
7.000%, 05/01/2031 (A)	1,465	1,535
Garda World Security
8.375%, 11/15/2032 (A)	164	168
8.250%, 08/01/2032 (A)	346	354
6.000%, 06/01/2029 (A)	489	480
Gates
6.875%, 07/01/2029 (A)	1,236	1,288
GEO Group
10.250%, 04/15/2031	69	76
8.625%, 04/15/2029	341	359
GFL Environmental
6.750%, 01/15/2031 (A)	323	339
4.750%, 06/15/2029 (A)	105	105
4.375%, 08/15/2029 (A)	1,203	1,186
4.000%, 08/01/2028 (A)	1,042	1,021
3.500%, 09/01/2028 (A)	2,860	2,806
Global Infrastructure Solutions
7.500%, 04/15/2032 (A)	366	385
5.625%, 06/01/2029 (A)	539	541
GrafTech Global Enterprises
9.875%, 12/23/2029 (A)	711	621
Graham Packaging
7.125%, 08/15/2028 (A)	312	311
Griffon
5.750%, 03/01/2028	760	761
Herc Holdings
7.250%, 06/15/2033 (A)	3,043	3,221
7.000%, 06/15/2030 (A)	174	183
6.625%, 06/15/2029 (A)	332	344
Hertz
12.625%, 07/15/2029 (A)	1,739	1,737
5.000%, 12/01/2029 (A)	1,172	807
4.625%, 12/01/2026 (A)	611	595

SEI Institutional Investments Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Hertz (Escrow Security)
7.125%, 08/01/2026 (A)(B)	$715	$121
6.000%, 01/15/2028 (A)(B)	420	67
5.500%, 10/15/2024 (A)(B)	1,573	83
Icahn Enterprises
10.000%, 11/15/2029 (A)	570	573
9.750%, 01/15/2029	579	583
9.000%, 06/15/2030	5,309	5,132
4.375%, 02/01/2029	1,160	1,011
Imola Merger
4.750%, 05/15/2029 (A)	555	548
JELD-WEN
7.000%, 09/01/2032 (A)	195	132
4.875%, 12/15/2027 (A)	597	513
JetBlue Airways
9.875%, 09/20/2031 (A)	4,067	4,017
JH North America Holdings
6.125%, 07/31/2032 (A)	1,410	1,445
Korn Ferry
4.625%, 12/15/2027 (A)	2,302	2,302
LABL
8.625%, 10/01/2031 (A)	1,304	796
Madison IAQ LLC
5.875%, 06/30/2029 (A)	678	671
4.125%, 06/30/2028 (A)	3,684	3,614
Masterbrand
7.000%, 07/15/2032 (A)	359	370
Mauser Packaging Solutions Holding
9.250%, 04/15/1930	791	688
7.875%, 04/15/2030	1,565	1,521
Miter Brands Acquisition Holdco
6.750%, 04/01/2032 (A)	289	295
MIWD Holdco II LLC
5.500%, 02/01/2030 (A)	189	178
Mueller Water Products
4.000%, 06/15/2029 (A)	1,250	1,214
Neptune Bidco US
9.290%, 04/15/2029 (A)	1,821	1,813
Park-Ohio Industries
8.500%, 08/01/2030 (A)	985	1,001
Prime Security Services Borrower LLC
5.750%, 04/15/2026 (A)	69	69
3.375%, 08/31/2027 (A)	605	591
Quikrete Holdings
6.375%, 03/01/2032 (A)	6,241	6,481
Resideo Funding
6.500%, 07/15/2032 (A)	332	340
4.000%, 09/01/2029 (A)	1,871	1,784
Roller Bearing of America
4.375%, 10/15/2029 (A)	1,390	1,369
Science Applications International
5.875%, 11/01/2033 (A)	145	144
4.875%, 04/01/2028 (A)	2,963	2,943

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Sensata Technologies BV
5.875%, 09/01/2030 (A)	$400	$405
4.000%, 04/15/2029 (A)	1,541	1,505
Signature Aviation US Holdings
4.000%, 03/01/2028 (A)	1,806	1,680
Smyrna Ready Mix Concrete LLC
8.875%, 11/15/2031 (A)	3,110	3,301
SS&C Technologies
6.500%, 06/01/2032 (A)	3,392	3,530
5.500%, 09/30/2027 (A)	1,670	1,670
Standard Building Solutions
6.500%, 08/15/2032 (A)	5,285	5,452
6.250%, 08/01/2033 (A)	389	399
Standard Industries
4.750%, 01/15/2028 (A)	1,470	1,466
4.375%, 07/15/2030 (A)	2,544	2,467
3.375%, 01/15/2031 (A)	159	146
Star Leasing LLC
7.625%, 02/15/2030 (A)	440	420
Terex
6.250%, 10/15/2032 (A)	461	471
5.000%, 05/15/2029 (A)	593	589
TransDigm
7.125%, 12/01/2031 (A)	8,095	8,487
6.875%, 12/15/2030 (A)	590	615
6.750%, 08/15/2028 (A)	530	541
6.625%, 03/01/2032 (A)	6,535	6,792
6.375%, 03/01/2029 (A)	3,441	3,544
6.250%, 01/31/2034 (A)	1,266	1,313
Trident TPI Holdings
12.750%, 12/31/2028 (A)	1,864	1,876
TriNet Group
7.125%, 08/15/2031 (A)	291	301
Trivium Packaging Finance BV
8.250%, 07/15/2030 (A)	2,100	2,211
United Airlines
4.625%, 04/15/2029 (A)	2,280	2,269
4.375%, 04/15/2026 (A)	569	568
United Rentals North America
6.125%, 03/15/2034 (A)	4,196	4,382
5.500%, 05/15/2027	35	35
5.375%, 11/15/2033 (A)	151	151
5.250%, 01/15/2030	700	709
4.875%, 01/15/2028	596	596
4.000%, 07/15/2030	1,370	1,324
Waste Pro USA
7.000%, 02/01/2033 (A)	2,010	2,091
WESCO Distribution
7.250%, 06/15/2028 (A)	1,086	1,102
6.625%, 03/15/2032 (A)	308	323
6.375%, 03/15/2029 (A)	617	637
6.375%, 03/15/2033 (A)	4,264	4,460

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2025

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Wilsonart LLC
11.000%, 08/15/2032 (A)	$2,575	$2,389
Wrangler Holdco
6.625%, 04/01/2032 (A)	928	974
XPO
7.125%, 02/01/2032 (A)	266	281

		206,677

Information Technology — 4.4%
Ahead DB Holdings LLC
6.625%, 05/01/2028 (A)	687	689
ams-OSRAM
12.250%, 03/30/2029 (A)	420	449
APLD ComputeCo LLC
9.250%, 12/15/2030 (A)	3,308	3,188
AthenaHealth Group
6.500%, 02/15/2030 (A)	3,324	3,301
Central Parent LLC
8.000%, 06/15/2029 (A)	869	741
Ciena
4.000%, 01/31/2030 (A)	1,685	1,625
Cipher Compute LLC
7.125%, 11/15/2030 (A)	2,653	2,695
Clarivate Science Holdings
4.875%, 07/01/2029 (A)	1,046	989
Cloud Software Group, Strike Price Fixed
8.250%, 06/30/2032 (A)	4,781	5,036
6.625%, 08/15/2033 (A)	586	585
6.500%, 03/31/2029 (A)	1,003	1,011
Cloud Software Group, Inc., Strike Price Fixed
9.000%, 09/30/2029 (A)	6,114	6,307
Coherent
5.000%, 12/15/2029 (A)	3,996	3,960
CommScope LLC
9.500%, 12/15/2031 (A)	155	157
8.250%, 03/01/2027 (A)	1,170	1,173
4.750%, 09/01/2029 (A)	2,367	2,363
CommScope Technologies LLC
5.000%, 03/15/2027 (A)	25	25
CoreWeave
9.250%, 06/01/2030 (A)	5,771	5,324
9.000%, 02/01/2031 (A)	2,455	2,222
Diebold Nixdorf
7.750%, 03/31/2030 (A)	272	289
Elastic
4.125%, 07/15/2029 (A)	1,544	1,489
Ellucian Holdings
6.500%, 12/01/2029 (A)	1,828	1,853
Entegris
5.950%, 06/15/2030 (A)	711	728
4.750%, 04/15/2029 (A)	2,344	2,339
4.375%, 04/15/2028 (A)	190	188

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
3.625%, 05/01/2029 (A)	$1,331	$1,270
Fair Isaac
6.000%, 05/15/2033 (A)	215	221
4.000%, 06/15/2028 (A)	5,054	4,982
Gen Digital
6.250%, 04/01/2033 (A)	762	784
Go Daddy Operating LLC
3.500%, 03/01/2029 (A)	2,925	2,799
Kioxia Holdings
6.625%, 07/24/2033 (A)	3,484	3,623
6.250%, 07/24/2030 (A)	2,308	2,375
McAfee
7.375%, 02/15/2030 (A)	1,798	1,569
Monitronics International (Escrow Security)
9.125%, 04/01/2020 (B)(C)(E)	10,706	–
NCR Atleos
9.500%, 04/01/2029 (A)	725	784
ON Semiconductor
3.875%, 09/01/2028 (A)	3,101	3,023
Open Text
3.875%, 02/15/2028 (A)	730	712
Open Text Holdings
4.125%, 02/15/2030 (A)	2,287	2,180
Pagaya US Holdings LLC
8.875%, 08/01/2030 (A)	1,411	1,271
RingCentral
8.500%, 08/15/2030 (A)	453	482
Seagate Data Storage Technology Pte
8.500%, 07/15/2031 (A)	108	115
8.250%, 12/15/2029 (A)	275	292
5.750%, 12/01/2034 (A)	75	77
4.091%, 06/01/2029 (A)	2,070	2,020
Synaptics
4.000%, 06/15/2029 (A)	2,167	2,082
TTM Technologies
4.000%, 03/01/2029 (A)	231	224
Twilio
3.625%, 03/15/2029	1,492	1,444
UKG
6.875%, 02/01/2031 (A)	2,554	2,637
Viasat
7.500%, 05/30/2031 (A)	350	332
Viavi Solutions
3.750%, 10/01/2029 (A)	1,130	1,076
Virtusa
7.125%, 12/15/2028 (A)	2,339	2,248
WULF Compute LLC
7.750%, 10/15/2030 (A)	4,844	5,008
Xerox
10.250%, 10/15/2030 (A)	160	164

SEI Institutional Investments Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Xerox Holdings
8.875%, 11/30/2029 (A)	$306	$112

		92,632

Materials — 5.2%
Alumina Pty
6.375%, 09/15/2032 (A)	200	208
6.125%, 03/15/2030 (A)	200	206
ASP Unifrax Holdings
7.100%cash/0% PIK, 09/30/2029 (A)	6,064	910
Avient
6.250%, 11/01/2031 (A)	1,502	1,532
Axalta Coating Systems Dutch Holding B BV
7.250%, 02/15/2031 (A)	1,630	1,723
Axalta Coating Systems LLC
4.750%, 06/15/2027 (A)	1,348	1,348
3.375%, 02/15/2029 (A)	1,020	985
Baffinland Iron Mines
8.750%, 07/15/2026 (A)	4,545	3,984
Ball
3.125%, 09/15/2031	2,125	1,951
2.875%, 08/15/2030	3,555	3,278
Big River Steel LLC
6.625%, 01/31/2029 (A)	477	478
Celanese US Holdings LLC
6.850%, 11/15/2028	935	966
6.750%, 04/15/2033	3,181	3,166
Cerdia Finanz GmbH
9.375%, 10/03/2031 (A)	450	464
Chemours
8.000%, 01/15/2033 (A)	188	183
5.750%, 11/15/2028 (A)	2,200	2,135
4.625%, 11/15/2029 (A)	150	134
Cleveland-Cliffs
7.625%, 01/15/2034 (A)	720	747
7.500%, 09/15/2031 (A)	192	201
7.375%, 05/01/2033 (A)	1,804	1,861
7.000%, 03/15/2032 (A)	2,945	3,019
6.875%, 11/01/2029 (A)	312	321
6.750%, 04/15/2030 (A)	386	394
4.625%, 03/01/2029 (A)	347	339
Commercial Metals
5.750%, 11/15/2033 (A)	443	453
Constellium
3.750%, 04/15/2029 (A)	1,803	1,736
Cornerstone Chemical Co LLC
10.000%, 05/07/2029 (A)(C)	7,403	7,403
Crown Americas LLC
5.875%, 06/01/2033 (A)	800	819
CVR Partners
6.125%, 06/15/2028 (A)	1,771	1,766
Domtar
6.750%, 10/01/2028 (A)	4,455	3,563

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Element Solutions
3.875%, 09/01/2028 (A)	$619	$605
First Quantum Minerals
8.625%, 06/01/2031 (A)	2,190	2,298
Fortescue Treasury Pty
4.500%, 09/15/2027 (A)	991	988
4.375%, 04/01/2031 (A)	445	429
Freeport-McMoRan
5.400%, 11/14/2034	1,281	1,330
Graphic Packaging International LLC
3.750%, 02/01/2030 (A)	992	939
INEOS Finance
7.500%, 04/15/2029 (A)	2,303	2,067
6.750%, 05/15/2028 (A)	200	187
INEOS Quattro Finance 2
9.625%, 03/15/2029 (A)	247	210
Innophos Holdings
11.500%, 06/15/2029 (A)	4,943	4,443
Magnera
7.250%, 11/15/2031 (A)	300	286
Mercer International
12.875%, 10/01/2028 (A)	944	681
Methanex
5.250%, 12/15/2029	1,605	1,607
Methanex US Operations
6.250%, 03/15/2032 (A)	340	349
Mineral Resources
9.250%, 10/01/2028 (A)	350	368
7.000%, 04/01/2031 (A)	2,855	2,967
Mineral Resources MTN
8.500%, 05/01/2030 (A)	2,865	2,978
Mountain Province Diamonds, Inc.
9.000%, 12/15/2027 (A)(C)(E)	2,609	2,359
Neiman Marcus Group (Escrow Security)
0.000%, 10/15/2021 (A)(B)(C)(D)	2,835	–
Northwest Acquisitions ULC
7.125%, 11/01/2022 (A)(B)(C)(E)	3,290	–
NOVA Chemicals
9.000%, 02/15/2030 (A)	265	284
8.500%, 11/15/2028 (A)	776	813
5.250%, 06/01/2027 (A)	890	893
4.250%, 05/15/2029 (A)	450	436
Novelis
6.875%, 01/30/2030 (A)	76	79
6.375%, 08/15/2033 (A)	1,289	1,301
4.750%, 01/30/2030 (A)	1,103	1,061
Nufarm Australia
5.000%, 01/27/2030 (A)	293	264
Olympus Water US Holding
7.250%, 06/15/2031 (A)	1,260	1,261
Owens-Brockway Glass Container
7.250%, 05/15/2031 (A)	3,790	3,837

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2025

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Rain Carbon
12.250%, 09/01/2029 (A)	$4,195	$4,329
Samarco Mineracao
9.500%cash/0% PIK, 06/30/2031	1,486	1,491
SCIH Salt Holdings
6.625%, 05/01/2029 (A)	2,920	2,933
4.875%, 05/01/2028 (A)	1,873	1,864
Scotts Miracle-Gro
5.250%, 12/15/2026	121	121
4.500%, 10/15/2029	779	763
4.375%, 02/01/2032	491	459
4.000%, 04/01/2031	534	499
Sealed Air
6.500%, 07/15/2032 (A)	1,763	1,825
6.125%, 02/01/2028 (A)	1,494	1,519
Solstice Advanced Materials
5.625%, 09/30/2033 (A)	1,419	1,427
TriMas
4.125%, 04/15/2029 (A)	528	518
Trinseo Luxco Finance SPV Sarl
7.625%cash/0% PIK, 05/03/2029 (A)	1,055	179
Tronox
9.125%, 09/30/2030 (A)	360	340
4.625%, 03/15/2029 (A)	6,863	4,433
WR Grace Holdings LLC
6.625%, 08/15/2032 (A)	957	950
5.625%, 08/15/2029 (A)	3,684	3,468
4.875%, 06/15/2027 (A)	524	519

		109,230

Real Estate — 2.9%
Anywhere Real Estate Group LLC
9.750%, 04/15/2030 (A)	262	285
5.250%, 04/15/2030 (A)	2,576	2,401
DBR Land Holdings LLC
6.250%, 12/01/2030 (A)	1,730	1,752
Diversified Healthcare Trust
4.750%, 02/15/2028	3,790	3,635
4.375%, 03/01/2031	2,055	1,809
Five Point Operating
8.000%, 10/01/2030 (A)	360	376
Howard Hughes
4.375%, 02/01/2031 (A)	1,810	1,729
Iron Mountain
6.250%, 01/15/2033 (A)	2,483	2,539
5.250%, 03/15/2028 (A)	281	280
5.250%, 07/15/2030 (A)	4,770	4,728
5.000%, 07/15/2028 (A)	455	453
4.875%, 09/15/2027 (A)	560	558
4.875%, 09/15/2029 (A)	3,356	3,316
4.500%, 02/15/2031 (A)	510	488
Kennedy-Wilson
4.750%, 02/01/2030	1,415	1,354

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Lamar Media
3.750%, 02/15/2028	$5,100	$4,999
Millrose Properties
6.375%, 08/01/2030 (A)	307	313
6.250%, 09/15/2032 (A)	146	148
MPT Operating Partnership
8.500%, 02/15/2032 (A)	935	988
5.000%, 10/15/2027	805	778
4.625%, 08/01/2029	2,796	2,355
3.500%, 03/15/2031	2,440	1,789
Outfront Media Capital LLC
7.375%, 02/15/2031 (A)	538	570
4.625%, 03/15/2030 (A)	100	97
Park Intermediate Holdings LLC
4.875%, 05/15/2029 (A)	1,905	1,849
Pebblebrook Hotel
6.375%, 10/15/2029 (A)	820	840
RHP Hotel Properties
7.250%, 07/15/2028 (A)	178	184
6.500%, 04/01/2032 (A)	873	905
6.500%, 06/15/2033 (A)	65	67
4.750%, 10/15/2027	1,062	1,059
4.500%, 02/15/2029 (A)	697	688
RLJ Lodging Trust
4.000%, 09/15/2029 (A)	542	512
3.750%, 07/01/2026 (A)	2,732	2,714
Service Properties Trust
4.950%, 10/01/2029	915	777
4.375%, 02/15/2030	3,995	3,287
0.000%, 09/30/2027 (A)(H)	375	334
Uniti Group
6.500%, 02/15/2029 (A)	3,194	3,032
6.000%, 01/15/2030 (A)	2,437	2,247
VICI Properties
4.625%, 12/01/2029 (A)	249	248
4.500%, 09/01/2026 (A)	225	225
4.250%, 12/01/2026 (A)	500	500
3.750%, 02/15/2027 (A)	670	664
VICI Properties LP / VICI Note Co
4.125%, 08/15/2030 (A)	1,596	1,548

		59,420

Utilities — 2.8%
Alpha Generation LLC
6.750%, 10/15/2032 (A)	3,755	3,865
6.250%, 01/15/2034 (A)	1,407	1,409
AmeriGas Partners
9.500%, 06/01/2030 (A)	172	182
9.375%, 06/01/2028 (A)	248	258
Calpine
5.000%, 02/01/2031 (A)	315	316
4.625%, 02/01/2029 (A)	2,335	2,318
4.500%, 02/15/2028 (A)	2,905	2,899

SEI Institutional Investments Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Edison International
5.250%, 03/15/2032	$3,530	$3,534
NRG Energy
7.000%, 03/15/2033 (A)	413	458
6.250%, 11/01/2034 (A)	10,569	10,892
6.000%, 02/01/2033 (A)	261	267
6.000%, 01/15/2036 (A)	1,544	1,568
5.750%, 01/15/2034 (A)	452	456
5.250%, 06/15/2029 (A)	716	719
3.875%, 02/15/2032 (A)	56	52
3.625%, 02/15/2031 (A)	3,299	3,087
3.375%, 02/15/2029 (A)	585	560
Pattern Energy Operations
4.500%, 08/15/2028 (A)	1,821	1,775
PG&E
5.250%, 07/01/2030	5,085	5,037
Pike
8.625%, 01/31/2031 (A)	113	119
5.500%, 09/01/2028 (A)	360	359
Suburban Propane Partners
5.000%, 06/01/2031 (A)	2,830	2,716
Talen Energy Supply LLC
6.250%, 02/01/2034 (A)	853	869
Vistra Operations LLC
7.750%, 10/15/2031 (A)	560	595
6.875%, 04/15/2032 (A)	2,883	3,032
5.625%, 02/15/2027 (A)	1,261	1,263
5.000%, 07/31/2027 (A)	2,361	2,369
4.375%, 05/01/2029 (A)	589	581
4.300%, 07/15/2029 (A)	559	555
VoltaGrid LLC
7.375%, 11/01/2030 (A)	4,280	4,268
XPLR Infrastructure Operating Partners
8.625%, 03/15/2033 (A)	2,339	2,446

		58,824

Total Corporate Obligations
(Cost $1,677,717) ($ Thousands)		1,630,333

ASSET-BACKED SECURITIES — 7.8%
Other Asset-Backed Securities — 7.8%

Battalion CLO VIII, Ser 2015-8A, Cl SUB
0.000%, 07/18/2030 (A)(C)(D)(F)	4,378	463
Battalion CLO X, Ser 2016-10A, Cl SUB
0.000%, 01/25/2035 (A)(C)(D)(F)	6,380	1,085
Battalion CLO XI, Ser 2017-11A, Cl SUB
0.000%, 04/24/2034 (A)(C)(D)(F)	10,431	1,878
Battalion CLO XII, Ser 2018-12A, Cl SUB
0.000%, 05/17/2031 (A)(C)(D)(F)	8,633	613

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Battalion CLO XIV, Ser 2019-14A
0.000%, 04/20/2032 (C)(D)(F)	$6,147	$1,506
Battalion CLO XVI, Ser 2019-16A, Cl SUB
0.000%, 01/20/2038 (A)(C)(D)(F)	9,480	2,939
Battalion CLO XVI, Ser 2024-16A, Cl CR2
5.884%, TSFR3M + 2.000%, 01/20/2038 (A)(F)	431	431
Battalion CLO XVI, Ser 2024-16A, Cl ER2
10.974%, TSFR3M + 7.090%, 01/20/2038 (A)(F)	392	389
Battalion CLO XX, Ser 2021-20A, Cl SUB
0.000%, 07/15/2034 (C)(D)(F)	21,391	5,348
Battalion CLO XX, Ser 2025-20A, Cl ER
10.155%, TSFR3M + 6.250%, 04/15/2038 (A)(F)	1,580	1,564
Benefit Street Partners CLO III, Ser 2013-IIIA, Cl SUB
0.000%, 07/20/2029 (A)(C)(D)(F)	2,640	63
Benefit Street Partners CLO IV
0.000%, 07/20/2026 (A)(C)(H)	6,657	2,990
Benefit Street Partners CLO IV, Ser 2014-IVA, Cl SUBG
0.000%, 10/20/2038 (A)(C)(D)(F)	2,525	1,212
Benefit Street Partners CLO IX
0.000%, 07/20/2025 (A)(C)(H)	5,394	4,560
Benefit Street Partners CLO V, Ser 2018-5BA
0.000%, 04/20/2031 (C)(D)	13,783	4,962
Benefit Street Partners CLO V-B, Ser 2024-5BA, Cl FR
11.684%, TSFR3M + 7.800%, 07/20/2037 (A)(F)	100	98
Benefit Street Partners CLO VI, Ser 2015-VIA, Cl SUB
0.000%, 10/18/2029 (A)(C)(D)(F)	11,800	4,868
Benefit Street Partners CLO VII, Ser 2015-VIII, Cl SUB
0.000%, 07/18/2027 (C)(D)(F)	9,035	280
Benefit Street Partners CLO VIII
0.000%, 01/20/2031 (C)(D)	9,000	369
Benefit Street Partners CLO X, Ser 2016-10A, Cl SUB
0.000%, 04/20/2034 (A)(C)(D)(F)	12,240	6,048
Benefit Street Partners CLO XII, Ser 2017-12A, Cl SUB
0.000%, 10/15/2030 (A)(C)(D)(F)	4,836	4,002
Benefit Street Partners CLO XIV, Ser 2018-14A, Cl SUB
0.000%, 10/20/2037 (A)(C)(D)(F)	17,880	5,722
Benefit Street Partners CLO XVIII, Ser 2019-18A, Cl SUB
0.000%, 10/15/2038 (A)(C)(D)(F)	8,034	5,344
Benefit Street Partners CLO XX, Ser 2020-20A, Cl SUB
0.000%, 10/15/2038 (A)(C)(D)(F)	4,486	3,185

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2025

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Benefit Street Partners CLO XXIII, Ser 2021-23A, Cl SUB
0.000%, 04/25/2034 (C)(D)	$4,843	$3,043
Benefit Street Partners CLO, Ser 2025-42A, Cl SUB
0.000%, 10/25/2038 (A)(C)(D)(F)	9,113	7,655
Bridge Street CLO VI, Ser 2025-2A, Cl SUB
0.000%, 01/15/2039 (A)(D)(F)	7,100	6,423
Cathedral Lake CLO, Ser 2015-3A, Cl SUB
0.000%, 01/15/2026 (A)(C)(D)(F)	3,653	37
First Eagle Berkeley Fund CLO LLC, Ser 2016-1A, Cl SUB
0.000%, 10/25/2028 (A)(C)(D)(F)	21,812	1,957
Great Lakes CLO, Ser 2015-1A, Cl SUB
0.000%, 01/16/2030 (A)(C)(D)(F)	6,015	1,426
IVY Hill Middle Market Credit Fund XII, Ser 2017-12A, Cl SUB
0.000%, 04/20/2037 (A)(C)(D)(F)	2,151	1,559
LCM Ltd
0.000%, 01/20/2032 (C)(D)	1,998	465
MidOcean Credit CLO XVI, Ser 2024-16A, Cl SUB
0.000%, 10/20/2037 (A)(C)(D)(F)	3,245	2,264
Neuberger Berman CLO XXII, Ser 2016-22A, Cl SUB
0.000%, 10/17/2030 (A)(C)(D)(F)	5,235	1,408
Neuberger Berman Loan Advisers CLO XLI
0.000%, 10/20/2032 (C)(D) (I)	3,394	1,612
Neuberger Berman Loan Advisers CLO XXXIX
0.000%, 10/20/2032 (C)(D) (I)	5,795	2,641
Neuberger Berman Loan Advisers CLO XXXVI, Ser 2020-36A, Cl INC
0.000%, 04/20/2033 (A)(C)(D)(F)	1,780	277
Neuberger Berman Loan Advisers CLO XXXVI, Ser 2020-36A, Cl SPIN
0.114%, 04/20/2033 (A)(C)(F)	23	7
Neuberger Berman Loan Advisers CLO, Ser 2025-36RA, Cl SUB
0.000%, 07/20/2039 (A)(C)(D)(F)	3,297	2,918
NewStar Fairfield Fund CLO, Ser 2015-2A, Cl SUB
0.000%, 04/20/2030 (A)(C)(D)(F)	9,028	1,318
NewStar Fairfield Fund CLO, Ser 2018-2A, Cl DN
11.526%, TSFR3M + 7.642%, 04/20/2030 (A)(F)	3,450	3,247
OCP CLO, Ser 2017-14A, Cl SUB
0.000%, 07/20/2037 (A)(C)(D)(F)	3,797	1,350
OCP CLO, Ser 2020-19A, Cl SUB
0.000%, 04/20/2038 (A)(C)(D)(F)	2,334	1,599
OCP CLO, Ser 2021-21A, Cl SUB
0.000%, 07/20/2034 (C)(D)	12,027	7,156
TCP Whitney CLO, Ser 2017-1I, Cl SUB
0.000%, 11/20/2037 (C)(D)(F)	13,119	6,166

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
TCW CLO, Ser 2017-1A, Cl SUB
0.000%, 03/24/2038 (A)(C)(D)(F)	$18,647	$6,153
TCW CLO, Ser 2018-1A, Cl SUB
0.000%, 10/25/2035 (A)(C)(D)(F)	9,389	2,113
TCW CLO, Ser 2019-2A, Cl SUB
0.000%, 01/20/2038 (A)(C)(D)(F)	9,217	4,240
TCW CLO, Ser 2024-1A, Cl ER3
11.328%, TSFR3M + 7.470%, 10/25/2035 (A)(F)	1,731	1,709
TCW CLO, Warehouse Note, Ser 2020-1
0.000%, (C)(D) (I)	8,523	3,068
Venture 35 CLO, Ser 2018-35A, Cl SUB
0.000%, 10/22/2031 (A)(C)(D)(F)	15,819	633
Venture XXVI CLO, Ser 2017-26A, Cl SUB
0.000%, 01/20/2029 (A)(C)(D)(F)	2,865	–
Venture XXVIII CLO, Ser 2017-28A, Cl SUB
0.000%, 07/20/2030 (A)(C)(D)(F)	5,750	57
Voya CLO, Ser 2020-2A, Cl SUB
0.000%, 01/20/2038 (A)(C)(D)(F)	8,134	5,404
Voya CLO, Ser 2024-6A, Cl SUB
0.000%, 01/20/2038 (A)(C)(D)(F)	9,667	7,883
Voya CLO, Ser 2025-4A, Cl SUB
0.000%, 10/15/2038 (A)(C)(D)(F)	8,521	7,676
Wind River
0.000%, 07/20/2033 (C)(D)	19,320	6,375
Wind River CLO, Ser 2025-3A, Cl ER
10.134%, TSFR3M + 6.250%, 04/20/2038 (A)(F)	3,376	3,384

Total Asset-Backed Securities
(Cost $78,930) ($ Thousands)		163,142

LOAN PARTICIPATIONS — 6.6%
1261229 B.C. Ltd., Initial Term Loan, 1st Lien
10.166%, CME Term SOFR + 6.250%, 10/08/2030 (F)	301	297
AAdvantage Loyality IP Ltd. (American Airlines, Inc.), 2025 Replacement Term Loan, 1st Lien
6.134%, CME Term SOFR + 2.250%, 04/20/2028 (F)	792	791
ACProducts Holdings, Inc., Initial Term Loan, 1st Lien
8.513%, CME Term SOFR + 4.250%, 05/17/2028 (F)	1,468	1,231
Adient US LLC, Term B-2 Loan, 1st Lien
6.166%, CME Term SOFR + 2.250%, 01/31/2031 (F)	325	326

SEI Institutional Investments Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Ahead DB Holdings, LLC, Term B-5 Loan, 1st Lien
6.502%, CME Term SOFR + 2.500%, 02/01/2031 (F)	$447	$445
Allied Universal Holdco LLC, Amendment No. 7 Replacement U.S. Dollar Term Loan, 1st Lien
7.166%, CME Term SOFR + 3.250%, 08/20/2032 (F)	98	98
Altice Financing S.A., 2022 Refinancing Dollar Commitments, 1st Lien
8.905%, CME Term SOFR + 5.000%, 10/31/2027 (F)	1,405	1,033
AmWINS Group, Inc., Initial Term Loan, 1st Lien
6.252%, CME Term SOFR + 2.250%, 01/30/2032 (F)	1,817	1,821
Arctic Canadian Diamond Company Ltd., Second Lien Term Loan
10.000%, 06/30/2026 (C)	1,247	947
Aruba Investments Holdings, LLC, Initial Dollar Term Loan, 1st Lien
8.016%, CME Term SOFR + 4.000%, 11/24/2027 (F)	3,322	3,117
Asurion, LLC, New Term B-13 Term Loan, 1st Lien
8.166%, CME Term SOFR + 4.250%, 09/19/2030 (F)	233	228
athenahealth Group Inc., Initial Term Loan, 1st Lien
6.666%, CME Term SOFR + 2.750%, 02/15/2029 (F)	169	169
Avaya Inc., Initial Term Loan, 1st Lien
11.416%, CME Term SOFR + 7.500%, 08/01/2028 (E)(F)	6,481	5,814
BCPE Pequod Buyer, Inc., Initial Term Loan, 1st Lien
6.916%, CME Term SOFR + 3.000%, 11/25/2031 (F)	379	380
Belron Finance 2019 LLC, 2031 Dollar Term Loan, 1st Lien
6.120%, CME Term SOFR + 2.250%, 10/16/2031 (F)	178	179
Brooks Automation 11/21 TLB, 1st Lien
6.783%, 11/16/2026	294	289
Byju Alpha, Inc., Amendment No. 2 New Money Term Loan Dip
11.935%, 10/09/2031	70	66
Byju'S Alpha, Inc., Bridge Loan New Money Term Loan
12.163%, 04/09/2026 (C)	17	—
Byju'S Alpha, Inc., Initial Term Loan
15.500%, CME Term SOFR + 8.000%, 10/30/2028 (B)(F)	2,985	164

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Byju'S Alpha, Inc., Prepetition Reimbursement New Money Term Loan
12.163%, 04/09/2026 (C)	$79	$—
Byju'S Alpha, Inc., Tranche 1 New Money Term Loan
12.163%, 04/16/2029	27	26
Carestream Health, Inc., Term Loan, 1st Lien
11.602%, CME Term SOFR + 7.500%, 09/30/2027 (F)	2,543	1,287
Castle US Holding Corporation, Initial Second Out Dollar Term B-1 Loan, 1st Lien
8.280%, CME Term SOFR + 4.250%, 05/31/2030 (F)	2,270	1,117
Castle US Holding Corporation, Initial Second Out Dollar Term B-2 Loan
8.530%, 05/31/2030	1,405	677
Century Casinos, Inc., Term B Facility Loan, 1st Lien
10.059%, CME Term SOFR + 6.000%, 04/02/2029 (F)	2,077	1,615
CHPPR Midco Inc. , Amendment No. 1 Term Loan, 1st Lien
12.750%, CME Term SOFR + 8.750%, 12/31/2029 (F)	1,743	1,756
Cineworld/Regal 6/25 Cov-Lite, First Amendment Term Loan
8.484%, 06/28/2030	248	248
Claire'S Stores, 1st Lien
0.000%, 04/09/2026 (D)	176	176
Clear Channel Outdoor Holdings, Inc., 2024 Refinancing Term Loan, 1st Lien
8.030%, CME Term SOFR + 4.000%, 08/21/2028 (F)	74	74
Cloud Software Group, Inc., Tenth Amendment Tranche B-2 Term Loan, 1st Lien
7.252%, CME Term SOFR + 3.250%, 03/21/2031 (F)	1,045	1,041
CMG Media Corporation, Term B-2 Loan, 1st Lien
7.602%, CME Term SOFR + 3.500%, 06/18/2029 (F)	1,850	1,687
Colossus AcquireCo LLC, Initial Term Loan, 1st Lien
5.870%, SOFR + 1.750%, 07/30/2032 (F)	199	198
Commscope, LLC, Initial Term Loan, 1st Lien
8.666%, CME Term SOFR + 4.750%, 12/17/2029 (F)(J)	290	291

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2025

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Conair Holdings LLC, Initial Term Loan, 1st Lien
7.780%, CME Term SOFR + 3.750%, 05/17/2028 (F)	$324	$160
Cornerstone Building Brands, Inc., Tranche B Term Loan, 1st Lien
7.309%, CME Term SOFR + 3.250%, 04/12/2028 (F)	1,400	1,111
Dawn Bidco, LLC, Term Loan
0.000%, 08/20/2032 (D)(F)(J)	2,745	2,737
DexKo Global Inc., Closing Date Dollar Term Loan, 1st Lien
7.780%, CME Term SOFR + 3.750%, 10/04/2028 (F)	579	571
DIRECTV Financing, LLC, Closing Date Term Loan, 1st Lien
9.102%, CME Term SOFR + 5.000%, 08/02/2027 (F)	32	32
E.W. Scripps Company, The, Tranche B-2 Term Loan, 1st Lien
9.823%, CME Term SOFR + 5.750%, 06/30/2028 (F)(J)	838	847
East Valley Tourist Development Authority, Term Loan
11.530%, CME Term SOFR + 7.500%, 06/21/2024 (C)(F)	3,752	3,722
EMRLD Borrower LP, 2031 Refinancing Term Loan, 1st Lien
6.122%, CME Term SOFR + 2.250%, 08/04/2031 (F)	320	320
Envision Healthcare/Amsurg 6/25, 2025 Replacement Term Loan
10.416%, 10/15/2031	1,971	1,976
Epic Crude Services, LP, 2025 Refinancing Term Loan Retired 12/01/2025, 1st Lien
6.340%, CME Term SOFR + 2.500%, 10/15/2031 (F)	211	212
First Advantage Holdings, LLC, Term B-3 Loan, 1st Lien
6.666%, CME Term SOFR + 2.750%, 10/31/2031 (F)	337	333
First Student Bidco Inc., Initial Term B Loan, 1st Lien
6.416%, CME Term SOFR + 2.500%, 08/15/2030 (F)	811	812
First Student Bidco Inc., Initial Term C Loan, 1st Lien
6.416%, CME Term SOFR + 2.500%, 08/15/2030 (F)	127	127
Flexsys 5/25 First Out TL, First Out Term Loan
10.166%, 05/31/2030	1,315	1,044

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Flexsys 5/25 Second Out TL, Second Out Refinancing Term Loan
9.280%, 08/01/2029	$2,577	$258
Freeport LNG investments, LLLP, Term Loan A, 1st Lien
7.146%, CME Term SOFR + 3.000%, 11/16/2026 (F)	1,389	1,394
Gainwell Acquisition Corp., Term B Loan, 1st Lien
8.102%, CME Term SOFR + 4.000%, 10/01/2027 (F)	2,030	2,007
Graham Packaging Company Inc., Initial Term Loan, 1st Lien
6.416%, CME Term SOFR + 2.500%, 08/04/2027 (F)	453	453
Hertz Corporation, The, Initial Term B Loan, 1st Lien
7.530%, CME Term SOFR + 3.500%, 06/30/2028 (F)(J)	258	213
Hertz Corporation, The, Initial Term C Loan, 1st Lien
7.530%, CME Term SOFR + 3.500%, 06/30/2028 (F)	51	42
HIG Finance 2 Limited, 2025-2 Dollar Refinancing Term Loan, 1st Lien
6.666%, CME Term SOFR + 2.750%, 02/15/2031 (F)	1,758	1,761
Icon Parent I Inc., 2025 Term Loan, 1st Lien
6.753%, CME Term SOFR + 2.750%, 11/13/2031 (F)	309	310
iHeartCommunications, Inc. (fka Clear Channel Communications, Inc.), Initial Term Loan, 1st Lien
9.805%, CME Term SOFR + 5.775%, 05/01/2029 (F)(J)	817	727
J. C. Penney Company Inc., Loan
5.250%, CME Term SOFR + 4.250%, 06/21/2029 (B)(C)(F)	3,625	—
LABL, Inc., Initial Dollar Term Loan, 1st Lien
8.940%, CME Term SOFR + 5.000%, 10/30/2028 (F)	3,656	2,504
Lannett Company, Inc., Closing Date Term Loan 1st Lien
2.000%, 06/16/2030 (C)	657	657
Libbey Glass LLC, 2022 Incremental Term Loan, 1st Lien
10.509%, CME Term SOFR + 6.500%, 11/22/2027 (F)	2,571	2,470
LifeScan Global Corporation, Initial Term Loan, 1st Lien
10.489%, CME Term SOFR + 6.600%, 12/31/2026 (E)(F)	8,685	8,460

SEI Institutional Investments Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
LSF12 Crown US Commercial Bidco, LLC, 2025 Refinancing Term Loan
7.484%, 12/02/2031 (F)	$483	$483
Lumen Technologies Inc., Term B-1 Loan, 1st Lien
6.380%, CME Term SOFR + 2.350%, 04/16/2029 (F)(J)	2,142	2,128
Madison IAQ LLC, Initial Term Loan, 1st Lien
6.702%, CME Term SOFR + 2.500%, 06/21/2028 (F)	426	428
Magenta Security Holdings LLC, First Out Term Loan, 1st Lien
10.850%, CME Term SOFR + 6.750%, 07/27/2028 (F)	2,168	1,683
Magenta Security Holdings LLC, Second Out Term Loan, 1st Lien
11.100%, CME Term SOFR + 7.000%, 07/27/2028 (F)(J)	4,896	1,928
Magenta Security Holdings LLC, Third Out Term Loan, 1st Lien
10.350%, CME Term SOFR + 6.250%, 07/27/2028 (F)	24	5
Maravai Intermediate Holdings, LLC, Tranche B Term Loan, 1st Lien
6.870%, CME Term SOFR + 3.000%, 10/19/2027 (C)(F)	687	668
Mavenir Jr Debt Fixed 1200 7/29/30, 1st Lien
12.000%, 06/16/2030 (C)	2,070	2,070
Medline Borrower, LP, 2028 Refinancing Term Loan, 1st Lien
5.916%, CME Term SOFR + 2.000%, 10/23/2028 (F)	250	250
Medline Borrower, LP, 2030 Refinancing Term Loan, 1st Lien
5.916%, CME Term SOFR + 2.000%, 10/23/2030 (F)	716	717
MH Sub I, LLC (Micro Holding Corp.), 2023 May Incremental Term Loan, 1st Lien
8.252%, CME Term SOFR + 4.250%, 05/03/2028 (F)	644	580
MI Windows and Doors, LLC, Term B-3 Loan, 1st Lien
6.666%, CME Term SOFR + 2.750%, 03/28/2031 (F)	198	197
Mln US Holdco LLC, Tranche A-2 Term Loan
11.951%, 04/30/2032	26	15
Mountaineer Merger Corporation, 2025 First Lien Delayed Draw Term Loan
11.991%, 06/30/2026 (C)	467	467
Mountaineer Merger Corporation, 2025 First Lien Initial Term Loan
4.916%, 06/16/2030 (C)	561	561

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Naked Juice LLC, Initial Second Out Term Loan, 1st Lien
7.352%, CME Term SOFR + 3.250%, 01/24/2029 (F)(J)	$4,925	$3,518
Neon Maple Purchaser Inc., First Amendment Tranche B-1 Term Loan, 1st Lien
6.416%, CME Term SOFR + 2.500%, 11/17/2031 (F)	499	499
NEP Group, Inc., 2025 Dollar Term Loan, 1st Lien
8.416%, CME Term SOFR + 4.500%, 10/17/2031 (F)	2,518	2,322
New Fortress Energy Inc., Second Amendment Incremental Term Loan, 1st Lien
9.570%, CME Term SOFR + 5.500%, 10/30/2028 (F)(J)	1,620	722
Obra Capital, Inc., Term Loan
11.310%, 07/29/2030 (C)	1,748	1,720
OID-OL Intermediate I, LLC, Initial First Out Term Loan, 1st Lien
9.840%, CME Term SOFR + 6.000%, 02/01/2029 (F)	426	440
OID-OL Intermediate I, LLC, Initial Second Out Term Loan, 1st Lien
8.240%, CME Term SOFR + 4.250%, 02/01/2029 (F)	2,030	1,727
Osmosis Buyer Limited, 2025 Refinancing Term B Loan, 1st Lien
6.984%, CME Term SOFR + 3.000%, 07/31/2028 (F)	1,605	1,608
Parexel International, Inc., Sixth Amendment Term Loan, 1st Lien
6.166%, CME Term SOFR + 2.250%, 11/15/2028 (F)	307	308
Pasadena Performance Products, LLC, 2025-1 Repricing Term Loan, 1st Lien
7.252%, CME Term SOFR + 3.250%, 02/27/2032 (C)(F)	1,491	1,489
Petco Health and Wellness Company, Inc., Initial Term Loan, 1st Lien
7.513%, CME Term SOFR + 3.250%, 03/03/2028 (F)	770	757
PetSmart LLC, Initial Term Loan, 1st Lien
7.960%, CME Term SOFR + 4.000%, 08/18/2032 (F)	59	59
Pluto Acquisition I, Inc., Tranche B Term Loan, 1st Lien
7.870%, CME Term SOFR + 4.000%, 09/20/2028 (F)	5,492	4,168

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2025

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Polaris Newco, LLC, Dollar Term Loan, 1st Lien
8.102%, CME Term SOFR + 4.000%, 06/02/2028 (F)	$1,226	$1,154
Premier Brands Group Holdings LLC, Term B-1 Loan
12.451%, 12/17/2029 (C)(E)	1,329	1,329
Pretium PKG Holdings, Inc., Initial Third Amendment Tranche A-1 Term Loan, 1st Lien
8.501%, CME Term SOFR + 4.600%, 10/02/2028 (F)	3,625	1,165
Primo Brands Corporation, 2025 Refinancing Term Loan, 1st Lien
6.252%, CME Term SOFR + 2.250%, 03/31/2028 (F)	367	367
Quikrete Holdings, Inc., Tranche B-3 Term Loan, 1st Lien
6.166%, CME Term SOFR + 2.250%, 02/10/2032 (F)	522	523
QXO Building Products, Inc., Cov-Lite Term Loan
0.000%, 04/30/2032 (D)	57	58
Raven Acquisition Holdings, LLC, Delayed Term Loan
3.000%, 11/19/2031	17	—
Raven Acquisition Holdings, LLC, Initial Term Loan, 1st Lien
6.916%, CME Term SOFR + 3.000%, 11/19/2031 (F)	243	244
RealPage, Inc., Initial Term Loan, 1st Lien
7.263%, CME Term SOFR + 3.000%, 04/24/2028 (F)	946	944
Rocket Software, Inc., Extended Dollar Term Loan, 1st Lien
7.666%, CME Term SOFR + 3.750%, 11/28/2028 (F)	301	300
Route 66 Development Authority, 1st Lien
12.916%, 11/25/2031 (C)	1,994	1,984
SCIH Salt Holdings Inc., Incremental Term B-1 Loan Retired 12/04/2025, 1st Lien
7.197%, CME Term SOFR + 3.000%, 01/31/2029 (F)	228	228
Serta Simmons Bedding, LLC, Initial Term Loan
11.616%, CME Term SOFR + 7.500%, 10/01/2027 (F)	85	79
Shutterfly Finance, LLC, Term B Loan, 2nd Lien
8.822%, CME Term SOFR + 5.000%, 10/01/2027 (F)	309	295
Sinclair Television 2/25 B6 TLB, *
7.402%, 03/31/2028	1,453	1,325

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Spectrum Group Buyer, Inc., Initial Term Loan
10.340%, 03/23/2029 (J)	$1,896	$1,699
Spirit Airlines 10/25 Dip New Money TL, 1st Lien
11.959%, 09/18/2030 (J)	1,371	1,350
Spirit Airlines 11/25 Sec Delayed TL, 1st Lien
11.992%, 07/14/2026 (J)	342	304
SPX Flow, Inc., 2025 Term Loan, 1st Lien
6.666%, CME Term SOFR + 2.750%, 04/05/2029 (F)	246	247
Star Parent, Inc., Term Loan B, 1st Lien
8.002%, CME Term SOFR + 4.000%, 09/27/2030 (F)	172	173
Station Casinos LLC, Term B Facility, 1st Lien
5.916%, CME Term SOFR + 2.250%, 03/14/2031 (F)	153	153
Telenet Financing USD LLC, Term Loan AR Facility, 1st Lien
6.073%, CME Term SOFR + 2.000%, 04/30/2028 (F)(J)	2,054	2,050
Topgolf Callaway Brands Corp., Intial Term Loan, 1st Lien
6.916%, CME Term SOFR + 3.000%, 03/15/2030 (F)	165	165
TransDigm Inc., Tranche M Term Loan, 1st Lien
6.502%, CME Term SOFR + 2.500%, 08/19/2032 (F)	255	255
Travelport Finance (Luxembourg) S.a r.l., Term Loans, 1st Lien
11.872%, CME Term SOFR + 7.625%, 09/29/2028 (F)	1,758	1,510
Turquoise Topco Limited 8/25 Cov-Lite TLB, 1st Lien
0.000%, 08/20/2032 (D)(J)	1,835	1,810
U.S. Renal Care, Inc., Closing Date Term Loan, 1st Lien
9.030%, CME Term SOFR + 5.000%, 06/28/2028 (F)	417	394
UKG Inc., 2024 Refinancing Term Loan, 1st Lien
6.338%, CME Term SOFR + 2.500%, 02/10/2031 (F)	153	153
Varsity Brands, Inc., 2025-2 Replacement Term Loan, 1st Lien
7.026%, CME Term SOFR + 3.000%, 08/26/2031 (F)	540	541
Venator 1/24 First-Out, 1st Lien
5.894%, 10/12/2028	225	214
Venator 10/23, 1st Lien
5.905%, 10/02/2028	368	184
Venator 12/24 First Out TLB, 1st Lien
6.001%, 05/01/2029	225	213

SEI Institutional Investments Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Verifone Systems, Inc., 2025-1 Term Loan
9.352%, 10/08/2030	$1,726	$1,633
VistaJet Malta Finance P.L.C. (Vista Management Holding, Inc.), Initial Term Loan, 1st Lien
7.735%, CME Term SOFR + 3.750%, 04/01/2031 (F)	348	350
Wellful Inc., Tranche A Term Loan, 1st Lien
9.030%, CME Term SOFR + 5.000%, 04/19/2030 (F)	1,922	1,893
Wellful Inc., Tranche B Term Loan, 1st Lien
10.280%, CME Term SOFR + 6.250%, 10/19/2030 (F)	3,192	2,848
White Cap Supply Holdings, LLC, Tranche C Term Loan, 1st Lien
7.215%, CME Term SOFR + 3.250%, 10/19/2029 (F)	763	765
X Corp., Tranche B-3 Term Loan, 1st Lien
9.500%, 10/26/2029 (F)	12,044	11,928
Xai Corp, Fixed Tl
12.500%, 07/30/2032	1,424	1,463
Xplore Inc., Initial Term Loan 1st Lien
5.530%, 06/18/2029	406	376
Xplore Inc., Second Out Term Loan 1st Lien
6.000%, 10/24/2029	1,334	800
Ziggo Financing Partnership, Term Loan I Facility
6.706%, LIBOR + 2.500%, 11/23/2026 (F)	395	394

Total Loan Participations
(Cost $149,355) ($ Thousands)		138,225

	Shares
COMMON STOCK — 1.5%
21st Century Oncology *(C)	22,017	333
Air Methods *(C)(E)	3,394	625
Altice France	25,749	464
Altice Luxembourg	949	—
Arctic Canadian Diamond Co. *(C)	1,633	93
Ardagh *	314,398	1,937
Audacy *	11,563	61
Avaya Inc. *(C)(E)	205,996	2,678
Beasley Broadcast Group Inc. *(C)	4,344	16
Burgundy Diamond Mines *(E)	2,701,454	30
Carestream Health Holdings Inc *(C)	123,791	1,672
CHC Group LLC *	1,444	—
Clear Channel Outdoor Holdings Inc, Cl A *	66,059	132
Cornerstone Chemical Co *(C)	269,066	4,878
EchoStar Corp, Cl A *	35,890	2,630
Endo Trust *(C)	45,274	16
Envision Healthcare *(E)	258,960	3,795

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Enviva Inc. *	236,520	$3,571
ESC NMG Parent LLC *(C)	9,899	124
Frontier Communications Parent Inc *	8,108	308
Guitar Center *(C)(E)	24,502	2,019
Gulfport Energy Corp *	968	215
Gymboree Corp *(C)(E)	18,542	—
Gymboree Holding Corp *(C)(E)	52,848	—
iHeartMedia Inc, Cl A *	14,876	59
Incora Intermediate LLC *(C)	13,335	156
Incora Top Holdco LLC *(C)	368	11
Intelsat Emergene SA *	45,143	694
Lannett *(C)	142,313	1,510
Mallinckrodt	5,746	580
Mallinckrodt PLC *(C)	7,431	750
Medical Card Systems *(C)	395,653	124
Mitel (C)	873	—
Mountaineer Merger Corp *(C)	2,885,885	—
MYT Holding LLC *(C)	461,765	115
Neiman Marcus Group *(C)	1,051	131
Nine West *(C)(E)	163,718	235
Rite Aid *(C)(E)	4,517	—
SandRidge Energy Inc	232	3
Serta Simmons Bedding LLC *	20,716	157
Spirit Airlines *	100,269	31
SSB Equipment Company *(C)	20,716	—
Venator Materials *	696	14
VICI Properties Inc, Cl A ‡	36,060	1,039
Xplore Inc *(C)	80,882	884

Total Common Stock
(Cost $33,882) ($ Thousands)		32,090
	Face Amount (Thousands)
CONVERTIBLE BONDS — 0.9%
Blackstone Mortgage Trust
5.500%, 03/15/2027	$802	791
Bloom Energy
0.000%, 11/15/2030(A)(H)	849	797
Cipher Mining
0.000%, 10/01/2031(A)(H)	472	699
Finance of America Funding LLC
10.000%, 11/30/2029(A)	2,402	2,804
Fluence Energy
2.250%, 06/15/2030(A)	938	1,108
Jazz Investments I
3.125%, 09/15/2030	1,450	1,971
JetBlue Airways
2.500%, 09/01/2029	1,273	1,234
Lantheus Holdings
2.625%, 12/15/2027	490	540
Liberty Interactive LLC
4.000%, 11/15/2029	377	23
3.750%, 02/15/2030	4,171	250

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2025

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CONVERTIBLE BONDS (continued)
Lucid Group
1.250%, 12/15/2026(A)	$1,405	$1,323
Mavenir
0.000%, 12/31/2025(C)(D)	1,223	3,741
Mirion Technologies
0.000%, 10/01/2031(A)(H)	938	1,075
North Sea Natural Resources
0.000%, 01/23/2028(C)(D)	889	–
0.000%, 01/23/2028(C)(D)	118	–
0.000%, 01/23/2028(C)(D)	47	–
Rite Aid
0.000%, 12/31/2049(C)(D)(E)	451	–
Silver Airways LLC
16.000%, 12/31/2027(B)(C)	6,774	–
16.000%, 01/07/2028(B)(C)	892	–
16.000%, 01/07/2028(B)(C)	2,022	–
Tacora
13.000%, 09/19/2031(C)	94	94
Terawulf
0.000%, 05/01/2032(A)(H)	1,173	1,192

Total Convertible Bonds
(Cost $29,919) ($ Thousands)		17,642

	Shares
PREFERRED STOCK — 0.5%
Claire's Stores Inc, 0.000% *(C)(D)(G)	1,797	—
FHLMC, 4.855% *(F)(G)	29,819	544
FNMA, 8.250% *(F)(G)	86,062	1,290
FNMA, 0.000% *(D)(F)(G)	43,993	916
Guitar Center Inc, 0.000% *(C)(D)(E)(G)	782	74
Mallinckrodt PLC, 0.000% (D)(G)	600,396,828	—
Mountaineer Merger Corp, 0.000% *(C)(D)(G)	2,885,885	1,506
MYT Holding LLC, 10.000% (G)	516,164	612
Syniverse, 0.000% *(C)(D)(G)	6,182,543	6,090

Total Preferred Stock
(Cost $12,271) ($ Thousands)		11,032
	Number of Warrants
WARRANTS — 0.2%
Air Methods
Strike Price $– *‡‡(C)(E)	29,827	3,267
Audacy
Strike Price $– *‡‡	20,176	8
Guitar Center Tranche I, Expires 12/22/2070
Strike Price $100.00 *(C)(E)	5,960	193
Guitar Center Tranche II, Expires 12/22/2070
Strike Price $160.00 *(C)(E)	6,486	75

Description	Number of Warrants	Market Value ($ Thousands)
WARRANTS (continued)
Guitar Center Tranche III, Expires 12/22/2070
Strike Price $100.00 *(C)(E)	526	$6
Mavenir*‡‡(C)	693	–
Silver Airways
Strike Price $– *‡‡(C)	3	–
Spirit Aviation Holdings, Expires 03/15/2030
Strike Price $11.50 *	12,081	1
Tacora
Strike Price $– *‡‡(C)	26,080	26

Total Warrants
(Cost $1,226) ($ Thousands)		3,576

	Face Amount (Thousands)
U.S. TREASURY OBLIGATIONS — 0.1%
U.S. Treasury Notes
4.250%, 05/15/2035	$1,400	1,429
3.875%, 04/30/2030	1,390	1,406

Total U.S. Treasury Obligations
(Cost $2,753) ($ Thousands)		2,835

	Shares
CASH EQUIVALENT — 3.3%
SEI Daily Income Trust, Government Fund, Institutional Class
3.950%**†	68,886,510	68,887
Total Cash Equivalent
(Cost $68,887) ($ Thousands)		68,887
Total Investments in Securities — 99.0%
(Cost $2,054,940) ($ Thousands)		$2,067,762

SEI Institutional Investments Trust

A list of the open forward foreign currency contracts held by the Fund at November 30, 2025, is as follows:

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
Barclays PLC	12/18/25	USD	72	AUD	108	$—
Barclays PLC	12/18/25	AUD	108	USD	72	1
Barclays PLC	12/18/25	CAD	1,232	USD	900	15
						$16

Percentages are based on Net Assets of $2,088,175 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of November 30, 2025.
†	Investment in Affiliated Security (see Note 6).
‡	Real Estate Investment Trust.
‡‡	Expiration date not available.
(A)

Security, or a portion thereof, exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On November 30, 2025, the value of these securities amounted to $1,531,176 ($ Thousands), representing 73.3% of the Net Assets of the Fund.

(B)	Security is in default on interest payment.
(C)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(D)	No interest rate available.
(E)

Security considered restricted, excluding 144A. The total market value of such securities as of November 30, 2025 was $33,909 ($ Thousands) and represented 1.6% of the Net Assets of the Fund. See table below for acquisition dates and acquisition cost.

(F)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(G)	Perpetual security with no stated maturity date.
(H)	Zero coupon security.
(I)	No maturity date available.
(J)	Unsettled bank loan. Interest rate may not be available.

The following is a summary of the level of inputs used as of November 30, 2025, in valuing the Fund's investments and other financial instruments carried at value ($ Thousands):
Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Corporate Obligations	–	1,620,395	9,938	1,630,333
Asset-Backed Securities	–	17,245	145,897	163,142
Loan Participations	–	122,612	15,613	138,225
Common Stock	4,459	11,262	16,369	32,090
Convertible Bonds	–	13,807	3,835	17,642
Preferred Stock	2,205	1,156	7,671	11,032
Warrants	–	9	3,567	3,576
U.S. Treasury Obligations	–	2,835	–	2,835
Cash Equivalent	68,887	–	–	68,887
Total Investments in Securities	75,551	1,789,321	202,890	2,067,762

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Forward Contracts*
Unrealized Appreciation	–	16	–	16
Total Other Financial Instruments	–	16	–	16

*	Forward contracts are valued at the unrealized appreciation (depreciation) on the instrument.

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2025

High Yield Bond Fund (Continued)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value ($ Thousands):

	Investments in Corporate Obligations	Investments in Asset-Backed Securities	Investments in Loan Participations	Investments in Common Stock	Investments in Convertible Bonds	Investments in Preferred Stock	Investments in Warrants
Balance as of May 31, 2025	$9,991	$137,604	$22,771	$16,837	$199	$6,361	$2,523
Accrued discounts/premiums	(15)	—	(543)	—	3	—	—
Realized gain/(loss)	—	8,162	(3,602)	(7,385)	9	(313)	—
Change in unrealized appreciation/(depreciation)	(388)	(2,198)	2,054	7,156	(136)	(111)	1,044
Purchases	350	6,599	2,793	—	3,769	364	—
Sales	—	(23,731)	(9,651)	(83)	(9)	(136)	—
Net transfer into Level 3	—	19,461	2,516	—	—	1,506	—
Net transfer out of Level 3	—	—	(725)	(156)	—	—	—
Ending Balance as of November 30, 2025(1)	$9,938	$145,897	$15,613	$16,369	$3,835	$7,671	$3,567
Changes in unrealized gains/(losses) included in earnings related to securities still held at reporting date	$(969)	$(1,094)	$(332)	$789	$(136)	$(3)	$1,043

(1) Of the $202,890 ($ Thousands) in Level 3 securities as of November 30, 2025, $48,869,($ thousand) or 4.5% of the Net Assets of the Fund are not valued via third party pricing vendors and broker quotes. If significant, the disclosure of the unobservable inputs and the interrelationships and sensitivity between these inputs are required for those Level 3 securities that are not valued by third party pricing vendors or broker quotes.

Category	Market Value at November 30, 2025 ($ Thousands)	Valuation Technique	Unobservable Inputs	Range Input Value(s) (Average Input Value)
Corporate Obligation	$9,897	Income Approach	EBITDA	$61m
			EBITDA multiple	9.3x
			Weighted Average Cost of Capital	10.50% - 12.50%
		Discounted cash flow model	Implied total yield	16.36% - 18.36%
		Enterprise multiple based on Bankruptcy Exit Plan valuation discounted to reflect incremental risk in the appeal of the litigation; bond value based on equity value as if bonds were converted)	None	N/A
Loan Participations	11,471	Discounted cash flow model	Implied total yield	16.50% - 18.50%
		Market Approach	EBITDA	$11.0m - $54.0m
			Multiple	5.5x-11.0x
		Market Approach	EBITDA	$11.0m - $54.0m
			Multiple	5.5x-11.0x
		Discounted cash flow model	Implied credit spread	7.80% - 8.80%
		Market Approach	NFY Net Revenue	$256.7m
			Multiple	0.30x - 0.35x
		Discounted cash flow model	Implied credit spread	7.45% - 8.45%
		Enterprise Valuation Approach	EBITDA	$116m
			EBITDA multiple	5.5x - 6.5x
		Discounted cash flow model	Implied credit spread	8.17% - 9.17%
Common Stock	12,428	Market Approach	EBITDA Multiple	6.0x
		Estimated recovery Model	Escrow	$2.5m
			Discount Rate	35.00%
		Estimated recovery model	Trapped Cash at SPV	$1.74m
		Weighted valuation techniques	EBITDA	$126.3m
			EBITDA multiple	3.50x - 4.00x
			Valuation case probability weighting	50.00%
		Income Approach	EBITDA	$61m
			EBITDA multiple	9.3x
			Weighted Average Cost of Capital	10.50% - 12.50%
		Weighted valuation techniques	EBITDA	$128m - $147m
			EBITDA multiple	6.75x - 9.00x
			Weighted Average Cost of Capital	14.50%
			Valuation case probability weighting	50.00%

SEI Institutional Investments Trust

Category	Market Value at November 30, 2025 ($ Thousands)	Valuation Technique	Unobservable Inputs	Range Input Value(s) (Average Input Value)
		Weighted valuation techniques	Revenues	$256.7m
			Multiple Range	0.30x - 0.35x
			Valuation case probability weighting	25.00%-75.00%
			Discount Rate	13.00%-15.00%
		Estimated recovery Model	Estimated Excess RBC	$13.7m
			Estimated Indemnity escrow	$24.5m
			Discount Rate	45.00%
		Market Approach	EBITDA	91.70%
			Multiple	12.00x - 14.00x
		Enterprise multiple based on Bankruptcy Exit Plan valuation (for equity received in exchange of 2024/27 notes)	None	N/A

Acquisition Price - we received $137.7 per NMG share when Saks bought the business. Of which, $112 (81%) was received in cash and $25.7 (19%) was received in TL. $25.7 is the Par Value of the 13% PIK TL due 2026, expressed in equity dollars until the TL closes.

			None	N/A
		Comparable multiple analysis using an average forward EBITDA multiple of publicly traded peers, discounted to account for smaller scale of operations ownership	None	N/A
		Enterprise multiple based on Bankruptcy Exit Plan valuation discounted to reflect incremental risk in the appeal of the litigation (for equity received in exchange of the 2026 notes)	None	N/A
Preferred Stock	7,670	Market Approach	EBITDA	$11.0m - $54.0m
			Multiple	5.5x-11.0x
		Weighted valuation techniques	EBITDA	$128m - $147m
			EBITDA multiple	6.75x - 9.00x
			Weighted Average Cost of Capital	14.50%
			Valuation case probability weighting	50.00%
		Discounted cash flow model	Implied total yield	11.93% - 13.93%
Convertible Bond	3,836	Enterprise Valuation Approach	EBITDA	$116m
			EBITDA multiple	5.5x - 6.5x
		Weighted valuation techniques	Asset Value	$366m
			EBITDA	$70.4m
			EBITDA multiple	4.0x - 6.0x
			Valuation case probability weighting	50.00%
Warrants	3,567	Black-Scholes Model	Volatility	40.00%
			Risk-free rate	3.52%
			Share Price	$184.09
		Black-Scholes Model	Volatility	40.00%
			Risk-free rate	3.52%
			Share Price	$184.09
		Market Approach	EBITDA Multiple	6.0x
		Market Approach	EBITDA Multiple	6.0x
		Weighted valuation techniques	Asset Value	$366m
			EBITDA	$70.4m
			EBITDA multiple	4.0x - 6.0x
			Valuation case probability weighting	50.00%
		Weighted valuation techniques	EBITDA	$128m - $147m
			EBITDA multiple	6.75x - 9.00x
			Weighted Average Cost of Capital	14.50%
			Valuation case probability weighting	50.00%
		Weighted valuation techniques	EBITDA	$128m - $147m
			EBITDA multiple	6.75x - 9.00x
			Weighted Average Cost of Capital	14.50%
			Valuation case probability weighting	50.00%
		Weighted valuation techniques	EBITDA	$128m - $147m
			EBITDA multiple	6.75x - 9.00x
			Weighted Average Cost of Capital	14.50%
			Valuation case probability weighting	50.00%
Total	$48,869

For the period ended November 30, 2025, transfers in or out of Level 3 were due to the availability or lack of availability of observable inputs to determine fair value.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2025

High Yield Bond Fund (Concluded)

The following is a summary of the Fund’s transactions with affiliates for the period ended November 30, 2025 ($ Thousands):

Security Description	Value 5/31/2025	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 11/30/2025	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$46,231	$525,328	$(502,672)	$—	$—	$68,887	$1,382	$—

Amounts designated as “—” are either $0 or have been rounded to $0.

A list of the restricted securities, excluding 144a, held by the Fund at November 30, 2025, is as follows:

Description	Shares/Face Amount ($ Thousands)/Number of Warrants	Acquisition Date	Cost ($ Thousands)	Market Value ($ Thousands)
Corporate Obligations
Endo Finance Holdings	$4,602	04/26/2024	$–	$–
Expand Energy	5,865	12/02/2024	–	6
Freedom Mortgage Holdings LLC	2,775	01/25/2024	2,891	2,909
Monitronics International (Escrow Security)	10,706	09/06/2019	–	–
Mountain Province Diamonds, Inc.	2,609	12/16/2022	2,572	2,359
Northwest Acquisitions ULC	3,290	10/02/2019	2,311	–
Rite Aid	2,515	09/27/2024	1,654	35
Loan Participations
Avaya Inc., Initial Term Loan, 1st Lien	6,481	04/27/2023	5,949	5,814
LifeScan Global Corporation, Initial Term Loan, 1st Lien	8,685	03/03/2022	7,635	8,460
Premier Brands Group Holdings LLC, Term B-1 Loan	1,329	04/01/2025	1,329	1,329
Common Stock
Air Methods	3,394	01/08/2024	76	625
Avaya Inc.	205,996	05/05/2023	3,051	2,678
Burgundy Diamond Mines	2,701,454	07/21/2023	450	30
Envision Healthcare	258,960	01/18/2024	2,201	3,795
Guitar Center	24,502	01/08/2021	3,105	2,019
Gymboree Corp	18,542	10/10/2017	232	–
Gymboree Holding Corp	52,848	10/10/2017	958	–
Nine West	163,718	05/20/2019	3,479	235
Rite Aid	4,517	09/27/2024	–	–
Convertible Bond
Rite Aid	451	09/27/2024	268	–
Preferred Stock
Guitar Center Inc	782	01/08/2021	74	74
Warrants
Air Methods	21,323	01/08/2024	286	1,701
Air Methods	8,504	03/27/2024	198	1,566
Guitar Center Tranche I	5,960	01/08/2021	327	193
Guitar Center Tranche II	6,486	01/08/2021	233	75
Guitar Center Tranche III	526	01/08/2021	19	6
			$39,298	$33,909

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2025

Long Duration Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS — 60.5%
Communication Services — 6.9%
Alphabet
5.700%, 11/15/2075	$350	$360
5.450%, 11/15/2055	1,120	1,139
5.350%, 11/15/2045	1,845	1,887
5.300%, 05/15/2065	701	689
5.250%, 05/15/2055	690	685
AT&T
5.700%, 11/01/2054	310	304
5.550%, 11/01/2045	1,380	1,356
3.800%, 12/01/2057	4,615	3,278
3.650%, 06/01/2051	235	169
3.650%, 09/15/2059	1,916	1,306
3.550%, 09/15/2055	3,180	2,179
3.500%, 09/15/2053	1,771	1,219
Charter Communications Operating LLC
3.950%, 06/30/2062	442	272
Charter Communications Operating LLC / Charter Communications Operating Capital
6.484%, 10/23/2045	1,013	971
5.750%, 04/01/2048	1,386	1,215
5.375%, 05/01/2047	1,064	892
5.125%, 07/01/2049	440	353
4.800%, 03/01/2050	365	280
3.900%, 06/01/2052	820	538
3.850%, 04/01/2061	1,100	673
3.700%, 04/01/2051	250	161
Comcast
4.049%, 11/01/2052	350	262
3.969%, 11/01/2047	1,018	782
3.450%, 02/01/2050	55	38
2.987%, 11/01/2063	1,488	830
2.937%, 11/01/2056	5,913	3,432
2.887%, 11/01/2051	394	238
COX Communications
4.500%, 06/30/2043 (A)	392	307
Electronic Arts
2.950%, 02/15/2051	118	111
Fox
5.576%, 01/25/2049	95	93
Meta Platforms
5.750%, 05/15/2063	120	120
5.750%, 11/15/2065	150	149
5.625%, 11/15/2055	1,213	1,210
5.600%, 05/15/2053	1,370	1,365
5.550%, 08/15/2064	1,250	1,209
5.500%, 11/15/2045	1,538	1,539
5.400%, 08/15/2054	1,015	984
4.450%, 08/15/2052	465	392
Paramount Global
6.875%, 04/30/2036	155	163
5.850%, 09/01/2043	245	220

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.950%, 05/19/2050	$75	$58
4.375%, 03/15/2043	510	384
Time Warner Cable LLC
7.300%, 07/01/2038	235	250
6.750%, 06/15/2039	270	275
6.550%, 05/01/2037	40	41
5.875%, 11/15/2040	285	265
5.500%, 09/01/2041	270	239
4.500%, 09/15/2042	996	777
T-Mobile USA
6.000%, 06/15/2054	125	130
5.750%, 01/15/2054	672	673
5.700%, 01/15/2056	330	328
5.650%, 01/15/2053	491	486
4.375%, 04/15/2040	260	237
3.600%, 11/15/2060	595	406
3.400%, 10/15/2052	2,008	1,381
3.000%, 02/15/2041	1,475	1,113
Verizon Communications
5.875%, 11/30/2055	1,084	1,094
3.550%, 03/22/2051	628	456
3.400%, 03/22/2041	3,385	2,680
2.987%, 10/30/2056	2,655	1,622
2.650%, 11/20/2040	800	581
Vodafone Group PLC
5.875%, 06/28/2064	210	208
5.750%, 06/28/2054	775	764
5.625%, 02/10/2053	560	544
Walt Disney
3.600%, 01/13/2051	1,690	1,283

		49,645

Consumer Discretionary — 2.6%
Alimentation Couche-Tard
4.500%, 07/26/2047 (A)	250	215
Amazon.com
5.550%, 11/20/2065	280	281
5.450%, 11/20/2055	230	232
4.050%, 08/22/2047	1,136	957
3.950%, 04/13/2052	1,180	949
3.875%, 08/22/2037	295	274
3.100%, 05/12/2051	1,110	767
2.875%, 05/12/2041	342	264
2.700%, 06/03/2060	720	420
2.500%, 06/03/2050	715	441
Aptiv PLC
5.400%, 03/15/2049	433	401
AutoZone
6.550%, 11/01/2033	270	302
Ford Motor
4.750%, 01/15/2043	365	294
Ford Motor Credit LLC
6.500%, 02/07/2035	140	146

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2025

Long Duration Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
6.125%, 03/08/2034	$70	$71
General Motors
6.600%, 04/01/2036	305	334
6.250%, 10/02/2043	155	159
General Motors Financial
6.400%, 01/09/2033	55	59
6.100%, 01/07/2034	40	43
Home Depot
5.400%, 06/25/2064	125	122
5.300%, 06/25/2054	1,890	1,848
4.400%, 03/15/2045	385	341
4.250%, 04/01/2046	975	841
3.900%, 06/15/2047	627	506
3.625%, 04/15/2052	20	15
3.350%, 04/15/2050	325	235
3.125%, 12/15/2049	280	195
2.375%, 03/15/2051	65	38
Lowe's
5.800%, 09/15/2062	950	947
5.625%, 04/15/2053	400	396
4.250%, 04/01/2052	1,190	954
3.000%, 10/15/2050	1,150	745
Massachusetts Institute of Technology
5.618%, 06/01/2055	340	358
McDonald's
5.450%, 08/14/2053	55	55
McDonald's MTN
4.450%, 03/01/2047	1,690	1,469
3.625%, 09/01/2049	750	562
Royal Caribbean Cruises
5.375%, 01/15/2036	735	743
Starbucks
4.450%, 08/15/2049	525	443
3.350%, 03/12/2050	560	392
Stellantis Finance US
6.450%, 03/18/2035 (A)	460	479
University of Southern California
3.028%, 10/01/2039	225	188
Volkswagen Group of America Finance LLC
5.800%, 03/27/2035 (A)	475	494

		18,975

Consumer Staples — 3.1%
Altria Group
3.875%, 09/16/2046	315	240
3.700%, 02/04/2051	290	209
Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide
4.900%, 02/01/2046	3,593	3,384
4.700%, 02/01/2036	1,600	1,599
Anheuser-Busch InBev Worldwide
8.200%, 01/15/2039	80	104
5.550%, 01/23/2049	1,221	1,243

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.439%, 10/06/2048	$747	$655
Bacardi
5.300%, 05/15/2048 (A)	400	362
BAT Capital
7.079%, 08/02/2043	155	175
5.650%, 03/16/2052	445	428
4.540%, 08/15/2047	659	556
4.390%, 08/15/2037	1,385	1,283
Cargill
5.375%, 10/23/2055 (A)	535	526
City of Hope
4.378%, 08/15/2048	650	549
Coca-Cola
5.400%, 05/13/2064	530	529
5.200%, 01/14/2055	615	607
Dollar Tree
3.375%, 12/01/2051	165	113
JBS USA Holding Lux SARL
7.250%, 11/15/2053	390	444
6.500%, 12/01/2052	1,250	1,306
6.375%, 02/25/2055 (A)	20	21
4.375%, 02/02/2052	735	579
Kenvue
5.100%, 03/22/2043	65	63
5.050%, 03/22/2053	325	302
Keurig Dr Pepper
4.500%, 04/15/2052	120	99
Kraft Heinz Foods
5.200%, 07/15/2045	5	5
Kroger
5.650%, 09/15/2064	250	244
4.450%, 02/01/2047	1,020	873
3.875%, 10/15/2046	200	157
Mars
5.800%, 05/01/2065 (A)	655	673
5.700%, 05/01/2055 (A)	585	596
5.650%, 05/01/2045 (A)	250	256
New York and Presbyterian Hospital
2.256%, 08/01/2040	200	143
PepsiCo
5.250%, 07/17/2054	650	644
3.375%, 07/29/2049	130	96
Philip Morris International
4.500%, 03/20/2042	330	299
3.875%, 08/21/2042	650	542
Reynolds American
5.850%, 08/15/2045	330	329
Stanford Health Care
3.795%, 11/15/2048	221	175
3.027%, 08/15/2051	380	254
Takeda Pharmaceutical
3.175%, 07/09/2050	157	107

SEI Institutional Investments Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Takeda US Financing
5.900%, 07/07/2055	$934	$970
Target
2.950%, 01/15/2052	85	55
Walmart
2.500%, 09/22/2041	155	113

		21,907

Energy — 5.6%
Aker BP
5.800%, 10/01/2054 (A)	300	278
BP Capital Markets America
3.379%, 02/08/2061	395	265
2.772%, 11/10/2050	700	444
Canadian Natural Resources MTN
4.950%, 06/01/2047	380	337
Columbia Pipeline Group
5.800%, 06/01/2045	25	25
Columbia Pipelines Operating LLC
6.544%, 11/15/2053 (A)	710	766
ConocoPhillips
5.650%, 01/15/2065	275	271
5.500%, 01/15/2055	1,045	1,022
4.300%, 11/15/2044	210	181
4.025%, 03/15/2062	1,663	1,240
Devon Energy
5.750%, 09/15/2054	670	624
Diamondback Energy
5.900%, 04/18/2064	235	227
5.750%, 04/18/2054	1,132	1,091
4.250%, 03/15/2052	400	317
Enbridge
6.700%, 11/15/2053	600	670
3.400%, 08/01/2051	441	305
Energy Transfer LP
6.200%, 04/01/2055	750	749
6.125%, 12/15/2045	1,288	1,284
5.950%, 10/01/2043	510	504
5.950%, 05/15/2054	95	92
5.400%, 10/01/2047	960	874
5.350%, 05/15/2045	485	446
5.300%, 04/15/2047	130	117
5.150%, 02/01/2043	125	113
5.150%, 03/15/2045	100	89
5.000%, 05/15/2050	950	808
Eni SpA
5.950%, 05/15/2054 (A)	225	226
Enterprise Products Operating LLC
7.550%, 04/15/2038	250	304
6.125%, 10/15/2039	265	289
5.700%, 02/15/2042	1,085	1,117
5.550%, 02/16/2055	230	228
4.950%, 10/15/2054	440	399

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.900%, 05/15/2046	$360	$332
4.850%, 03/15/2044	965	896
3.700%, 01/31/2051	85	64
3.200%, 02/15/2052	325	220
EOG Resources
5.950%, 07/15/2055	100	104
5.650%, 12/01/2054	749	749
Equinor
3.625%, 04/06/2040	640	551
Exxon Mobil
4.227%, 03/19/2040	55	51
3.452%, 04/15/2051	3,223	2,369
3.095%, 08/16/2049	140	98
Hess
5.800%, 04/01/2047	60	62
5.600%, 02/15/2041	230	241
Kinder Morgan
5.200%, 03/01/2048	965	894
5.050%, 02/15/2046	415	379
Kinder Morgan Energy Partners LP
6.375%, 03/01/2041	576	619
5.500%, 03/01/2044	140	137
5.000%, 08/15/2042	300	279
Kinder Morgan Energy Partners LP MTN
6.950%, 01/15/2038	380	432
Marathon Petroleum
6.500%, 03/01/2041	315	339
4.750%, 09/15/2044	40	35
MPLX LP
6.200%, 09/15/2055	310	314
5.950%, 04/01/2055	220	216
5.500%, 02/15/2049	510	473
4.950%, 03/14/2052	65	55
4.700%, 04/15/2048	55	46
Northern Natural Gas
4.300%, 01/15/2049 (A)	80	66
Occidental Petroleum
7.950%, 06/15/2039	20	24
6.600%, 03/15/2046	295	307
6.050%, 10/01/2054	350	340
4.400%, 08/15/2049	20	15
4.300%, 08/15/2039	336	286
0.000%, 10/10/2036 (B)	973	586
ONEOK
6.625%, 09/01/2053	505	534
6.250%, 10/15/2055	1,673	1,698
5.700%, 11/01/2054	598	564
Phillips 66
4.900%, 10/01/2046	359	314
4.875%, 11/15/2044	685	609
4.650%, 11/15/2034	130	128
Plains All American Pipeline/PAA Finance
4.900%, 02/15/2045	170	149

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2025

Long Duration Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Rockies Express Pipeline LLC
6.875%, 04/15/2040 (A)	$110	$114
Sabal Trail Transmission LLC
4.682%, 05/01/2038 (A)	265	255
Shell Finance US
4.375%, 05/11/2045	1,440	1,262
4.000%, 05/10/2046	155	128
3.750%, 09/12/2046	390	310
3.250%, 04/06/2050	5	3
Shell International Finance BV
6.375%, 12/15/2038	597	667
3.750%, 09/12/2046	360	280
3.000%, 11/26/2051	450	300
Suncor Energy
6.800%, 05/15/2038	134	149
TotalEnergies Capital
5.638%, 04/05/2064	1,105	1,100
5.488%, 04/05/2054	245	242
5.425%, 09/10/2064	250	240
TotalEnergies Capital International
3.127%, 05/29/2050	1,035	709
TransCanada PipeLines
7.250%, 08/15/2038	720	836
5.850%, 03/15/2036	145	153
5.600%, 03/31/2034	300	313
Transcontinental Gas Pipe Line LLC
5.750%, 03/15/2056 (A)	219	222
4.600%, 03/15/2048	406	356
4.450%, 08/01/2042	450	398
Williams
6.300%, 04/15/2040	300	327
5.750%, 06/24/2044	9	9
3.500%, 10/15/2051	200	142

		39,792

Financials — 10.6%
Allstate
4.500%, 06/15/2043	50	44
American Express
5.667%, SOFRRATE + 1.790%, 04/25/2036 (C)	620	658
Aon
3.900%, 02/28/2052	1,054	802
Apollo Global Management
5.800%, 05/21/2054	515	511
5.150%, 08/12/2035	185	185
Arthur J Gallagher
6.750%, 02/15/2054	175	196
5.750%, 03/02/2053	380	379
5.750%, 07/15/2054	155	154
5.550%, 02/15/2055	481	468

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Athene Holding
6.875%, H15T5Y + 2.582%, 06/28/2055 (C)	$155	$152
6.625%, 05/19/2055	65	68
6.625%, H15T5Y + 2.607%, 10/15/2054 (C)	380	372
6.250%, 04/01/2054	65	64
Australia & New Zealand Banking Group
5.816%, H15T1Y + 1.350%, 06/18/2036 (A)(C)	760	795
Bank of America
6.110%, 01/29/2037	560	610
6.000%, 10/15/2036	1,045	1,147
5.468%, SOFRRATE + 1.650%, 01/23/2035 (C)	750	789
5.464%, SOFRRATE + 1.640%, 05/09/2036 (C)	1,900	2,003
3.946%, US0003M + 1.452%, 01/23/2049 (C)	485	396
3.311%, SOFRRATE + 1.580%, 04/22/2042 (C)	1,455	1,164
Bank of America MTN
4.083%, TSFR3M + 3.412%, 03/20/2051 (C)	1,195	985
4.078%, TSFR3M + 1.582%, 04/23/2040 (C)	245	222
2.676%, SOFRRATE + 1.930%, 06/19/2041 (C)	2,022	1,521
Barclays PLC
5.860%, SOFRRATE + 1.830%, 08/11/2046 (C)	115	119
Beacon Funding Trust
6.266%, 08/15/2054 (A)	205	210
Berkshire Hathaway Finance
3.850%, 03/15/2052	1,042	821
BlackRock Funding
5.350%, 01/08/2055	400	397
5.250%, 03/14/2054	720	704
Blackstone Holdings Finance LLC
6.250%, 08/15/2042 (A)	256	274
Blackstone Reg Finance LLC
4.950%, 02/15/2036	205	204
BPCE
6.915%, SOFRRATE + 2.610%, 01/14/2046 (A)(C)	20	22
6.027%, SOFRRATE + 1.956%, 05/28/2036 (A)(C)	620	658
Brookfield Asset Management
6.077%, 09/15/2055	358	369
Brookfield Finance
5.968%, 03/04/2054	335	341
5.813%, 03/03/2055	180	179
5.330%, 01/15/2036	185	186

SEI Institutional Investments Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Brown & Brown
6.250%, 06/23/2055	$621	$651
Carlyle Holdings II Finance LLC
5.625%, 03/30/2043 (A)	446	442
Chubb INA Holdings LLC
6.700%, 05/15/2036	432	500
Citigroup
6.174%, SOFRRATE + 2.661%, 05/25/2034 (C)	275	294
6.020%, SOFRRATE + 1.830%, 01/24/2036 (C)	840	885
5.827%, SOFRRATE + 2.056%, 02/13/2035 (C)	480	502
5.612%, SOFRRATE + 1.746%, 03/04/2056 (C)	536	545
5.333%, SOFRRATE + 1.465%, 03/27/2036 (C)	820	846
5.316%, SOFRRATE + 4.548%, 03/26/2041 (C)	680	689
4.750%, 05/18/2046	581	518
4.281%, TSFR3M + 2.101%, 04/24/2048 (C)	623	532
3.878%, TSFR3M + 1.430%, 01/24/2039 (C)	700	625
2.904%, SOFRRATE + 1.379%, 11/03/2042 (C)	330	246
CSL Finance PLC
4.750%, 04/27/2052 (A)	460	403
Farmers Exchange Capital II
6.151%, TSFR3M + 4.006%, 11/01/2053 (A)(C)	200	199
Farmers Exchange Capital III
5.454%, TSFR3M + 3.716%, 10/15/2054 (A)(C)	200	189
Farmers Insurance Exchange
4.747%, SOFRRATE + 3.231%, 11/01/2057 (A)(C)	200	171
Fiserv
4.400%, 07/01/2049	300	239
Global Atlantic Finance
6.750%, 03/15/2054 (A)	670	686
Global Payments
5.950%, 08/15/2052	100	96
Goldman Sachs Group
6.750%, 10/01/2037	550	619
6.250%, 02/01/2041	878	970
5.734%, SOFRRATE + 1.696%, 01/28/2056 (C)	50	52
5.561%, SOFRRATE + 1.580%, 11/19/2045 (C)	1,960	1,998
5.016%, SOFRRATE + 1.420%, 10/23/2035 (C)	935	950
4.411%, TSFR3M + 1.692%, 04/23/2039 (C)	355	333

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.017%, TSFR3M + 1.635%, 10/31/2038 (C)	$2,990	$2,717
3.210%, SOFRRATE + 1.513%, 04/22/2042 (C)	230	179
Guardian Life Insurance of America
4.875%, 06/19/2064 (A)	305	268
HSBC Holdings PLC
6.800%, 06/01/2038	236	265
6.500%, 09/15/2037	800	886
Huntington Bancshares
6.141%, H15T5Y + 1.700%, 11/18/2039 (C)	180	188
Intercontinental Exchange
4.950%, 06/15/2052	188	175
JPMorgan Chase
5.600%, 07/15/2041	866	915
5.576%, SOFRRATE + 1.635%, 07/23/2036 (C)	400	418
5.534%, SOFRRATE + 1.550%, 11/29/2045 (C)	1,427	1,477
5.502%, SOFRRATE + 1.315%, 01/24/2036 (C)	445	470
5.336%, SOFRRATE + 1.620%, 01/23/2035 (C)	495	518
4.946%, SOFRRATE + 1.340%, 10/22/2035 (C)	2,170	2,211
4.810%, SOFRRATE + 1.190%, 10/22/2036 (C)	410	412
4.260%, TSFR3M + 1.842%, 02/22/2048 (C)	100	87
4.032%, TSFR3M + 1.722%, 07/24/2048 (C)	680	568
3.897%, TSFR3M + 1.482%, 01/23/2049 (C)	756	616
3.882%, TSFR3M + 1.622%, 07/24/2038 (C)	235	214
3.109%, SOFRRATE + 2.440%, 04/22/2051 (C)	520	363
3.109%, TSFR3M + 2.460%, 04/22/2041 (C)	460	367
KKR Group Finance II LLC
5.500%, 02/01/2043 (A)	648	639
Lloyds Banking Group PLC
4.943%, H15T1Y + 0.970%, 11/04/2036 (C)	665	663
M&T Bank
5.385%, SOFRRATE + 1.610%, 01/16/2036 (C)	1,435	1,463
Markel Group
6.000%, 05/16/2054	530	546
Marsh & McLennan
5.700%, 09/15/2053	623	638
5.450%, 03/15/2053	490	481
5.400%, 03/15/2055	250	245

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2025

Long Duration Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.900%, 03/15/2049	$125	$115
4.350%, 01/30/2047	125	107
4.200%, 03/01/2048	245	206
Massachusetts Mutual Life Insurance
3.729%, 10/15/2070 (A)	403	268
3.375%, 04/15/2050 (A)	377	260
MetLife
5.875%, 02/06/2041	40	42
5.250%, 01/15/2054	871	842
5.000%, 07/15/2052	25	23
4.875%, 11/13/2043	160	150
4.721%, 12/15/2044	981	898
4.125%, 08/13/2042	5	5
Moody's
4.875%, 12/17/2048	685	620
Morgan Stanley
5.516%, SOFRRATE + 1.710%, 11/19/2055 (C)	1,441	1,458
4.892%, SOFRRATE + 1.314%, 10/22/2036 (C)	540	542
3.217%, SOFRRATE + 1.485%, 04/22/2042 (C)	581	459
Morgan Stanley MTN
6.375%, 07/24/2042	390	441
5.831%, SOFRRATE + 1.580%, 04/19/2035 (C)	2,440	2,617
3.971%, TSFR3M + 1.455%, 07/22/2038 (C)	752	684
New York Life Global Funding
5.350%, 01/23/2035 (A)	435	456
New York Life Insurance
6.750%, 11/15/2039 (A)	380	438
4.450%, 05/15/2069 (A)	325	258
3.750%, 05/15/2050 (A)	1,101	831
Northwestern Mutual Life Insurance
6.170%, 05/29/2055 (A)	379	408
3.625%, 09/30/2059 (A)	872	612
PayPal Holdings
3.250%, 06/01/2050	125	87
PNC Financial Services Group
5.676%, SOFRRATE + 1.902%, 01/22/2035 (C)	150	159
Progressive
3.700%, 03/15/2052	125	96
Prudential Financial
3.905%, 12/07/2047	40	32
Prudential Financial MTN
5.700%, 12/14/2036	272	291
Raymond James Financial
5.650%, 09/11/2055	355	351
3.750%, 04/01/2051	525	394
S&P Global
3.250%, 12/01/2049	355	256

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Santander UK Group Holdings
5.136%, SOFRINDX + 1.578%, 09/22/2036 (C)	$115	$115
Sumitomo Mitsui Financial Group
5.796%, SOFRRATE + 1.780%, 07/08/2046 (C)	395	407
Teachers Insurance & Annuity Association of America
4.270%, 05/15/2047 (A)	295	247
3.300%, 05/15/2050 (A)	500	348
Travelers
5.700%, 07/24/2055	820	852
5.450%, 05/25/2053	335	336
Truist Financial MTN
5.867%, SOFRRATE + 2.361%, 06/08/2034 (C)	165	176
5.711%, SOFRRATE + 1.922%, 01/24/2035 (C)	505	534
US Bancorp
5.424%, SOFRRATE + 1.411%, 02/12/2036 (C)	250	261
4.839%, SOFRRATE + 1.600%, 02/01/2034 (C)	135	137
Visa
4.300%, 12/14/2045	130	115
Wells Fargo
5.850%, 02/01/2037	2,215	2,358
5.605%, SOFRRATE + 1.740%, 04/23/2036 (C)	390	414
3.900%, 05/01/2045	575	474
3.068%, SOFRRATE + 2.530%, 04/30/2041 (C)	125	99
Wells Fargo MTN
5.013%, TSFR3M + 4.502%, 04/04/2051 (C)	2,254	2,116
4.900%, 11/17/2045	275	251
4.650%, 11/04/2044	595	531
4.611%, SOFRRATE + 2.130%, 04/25/2053 (C)	1,245	1,097
Willis North America
3.875%, 09/15/2049	160	121
XL Group
5.250%, 12/15/2043	382	367

		76,100

Health Care — 9.0%
Abbott Laboratories
4.900%, 11/30/2046	75	72
AbbVie
5.600%, 03/15/2055	410	421
5.500%, 03/15/2064	340	339
5.400%, 03/15/2054	1,320	1,316
5.350%, 03/15/2044	155	156

SEI Institutional Investments Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.875%, 11/14/2048	$415	$386
4.850%, 06/15/2044	265	250
4.700%, 05/14/2045	1,054	971
4.550%, 03/15/2035	570	568
4.450%, 05/14/2046	55	49
4.400%, 11/06/2042	2,234	2,029
4.250%, 11/21/2049	290	245
4.050%, 11/21/2039	460	416
Alcon Finance
5.750%, 12/06/2052 (A)	200	206
3.800%, 09/23/2049 (A)	295	229
Amgen
5.750%, 03/02/2063	725	726
5.650%, 03/02/2053	2,240	2,251
5.600%, 03/02/2043	385	393
5.150%, 11/15/2041	325	319
4.400%, 05/01/2045	1,494	1,304
4.400%, 02/22/2062	125	100
4.200%, 02/22/2052	471	381
AstraZeneca PLC
6.450%, 09/15/2037	755	871
Baxter International
3.132%, 12/01/2051	315	203
BayCare Health System
3.831%, 11/15/2050	270	212
Bayer US Finance II LLC
4.875%, 06/25/2048 (A)	530	449
4.700%, 07/15/2064 (A)	125	96
4.625%, 06/25/2038 (A)	100	91
4.400%, 07/15/2044 (A)	630	509
Bayer US Finance LLC
6.875%, 11/21/2053 (A)	598	647
6.500%, 11/21/2033 (A)	35	38
Baylor Scott & White Holdings
4.185%, 11/15/2045	390	333
Becton Dickinson
3.794%, 05/20/2050	200	153
Biogen
6.450%, 05/15/2055	340	365
3.250%, 02/15/2051	250	167
Bristol-Myers Squibb
5.550%, 02/22/2054	886	895
4.250%, 10/26/2049	633	530
3.700%, 03/15/2052	395	298
Children's Hospital Medical Center
2.820%, 11/15/2050	450	285
Cigna Group
6.000%, 01/15/2056	630	657
5.600%, 02/15/2054	700	691
4.800%, 07/15/2046	283	255
3.875%, 10/15/2047	720	564
3.400%, 03/15/2051	350	246

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
CVS Health
6.750%, H15T5Y + 2.516%, 12/10/2054 (C)	$160	$166
6.200%, 09/15/2055	65	67
6.000%, 06/01/2044	245	250
5.875%, 06/01/2053	210	208
5.125%, 07/20/2045	445	408
5.050%, 03/25/2048	4,930	4,423
4.780%, 03/25/2038	384	365
4.125%, 04/01/2040	94	81
Danaher
2.800%, 12/10/2051	325	210
Elevance Health
5.850%, 11/01/2064	50	50
5.700%, 02/15/2055	845	837
5.650%, 06/15/2054	828	815
4.650%, 01/15/2043	20	18
4.375%, 12/01/2047	1,323	1,110
3.700%, 09/15/2049	410	305
3.600%, 03/15/2051	125	90
Eli Lilly
5.650%, 10/15/2065	450	466
5.550%, 10/15/2055	335	346
5.500%, 02/12/2055	965	991
5.200%, 08/14/2064	125	121
5.100%, 02/09/2064	1,408	1,336
5.050%, 08/14/2054	215	206
5.000%, 02/09/2054	585	559
4.950%, 02/27/2063	435	405
4.875%, 02/27/2053	518	486
3.950%, 03/15/2049	150	123
GE HealthCare Technologies
6.377%, 11/22/2052	300	333
Gilead Sciences
5.600%, 11/15/2064	215	218
5.500%, 11/15/2054	1,535	1,550
4.800%, 04/01/2044	315	295
4.500%, 02/01/2045	620	559
2.600%, 10/01/2040	330	247
GlaxoSmithKline Capital
6.375%, 05/15/2038	145	165
HCA
6.200%, 03/01/2055	730	761
6.100%, 04/01/2064	55	56
5.950%, 09/15/2054	412	415
5.500%, 06/15/2047	40	38
4.625%, 03/15/2052	1,045	873
3.500%, 07/15/2051	352	245
Health Care Service A Mutual Legal Reserve
5.875%, 06/15/2054 (A)	380	373
3.200%, 06/01/2050 (A)	627	408
Humana
5.750%, 04/15/2054	470	451

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2025

Long Duration Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
5.500%, 03/15/2053	$20	$18
4.950%, 10/01/2044	410	367
Johnson & Johnson
5.250%, 06/01/2054	100	102
3.400%, 01/15/2038	375	334
Kaiser Foundation Hospitals
3.266%, 11/01/2049	330	236
3.002%, 06/01/2051	515	345
2.810%, 06/01/2041	380	286
Mass General Brigham
3.192%, 07/01/2049	125	88
Memorial Health Services
3.447%, 11/01/2049	240	174
Merck
5.700%, 09/15/2055	460	477
5.000%, 05/17/2053	1,025	970
4.900%, 05/17/2044	540	516
2.900%, 12/10/2061	635	382
2.750%, 12/10/2051	160	102
2.450%, 06/24/2050	325	196
Northwell Healthcare
4.260%, 11/01/2047	230	190
Pfizer Investment Enterprises Pte
5.340%, 05/19/2063	350	332
5.300%, 05/19/2053	1,340	1,299
5.110%, 05/19/2043	875	853
Providence St. Joseph Health Obligated Group
3.744%, 10/01/2047	525	402
Revvity
3.625%, 03/15/2051	200	144
Roche Holdings
5.218%, 03/08/2054 (A)	555	548
Royalty Pharma
5.950%, 09/25/2055	358	361
Solventum
5.900%, 04/30/2054	664	681
Stryker
4.100%, 04/01/2043	400	345
Takeda Pharmaceutical
5.650%, 07/05/2054	395	398
Thermo Fisher Scientific
2.800%, 10/15/2041	505	377
UnitedHealth Group
6.875%, 02/15/2038	235	274
5.950%, 02/15/2041	120	128
5.950%, 06/15/2055	350	367
5.875%, 02/15/2053	1,255	1,294
5.750%, 07/15/2064	613	615
5.625%, 07/15/2054	2,665	2,670
5.500%, 07/15/2044	670	675
5.500%, 04/15/2064	300	289
5.375%, 04/15/2054	675	652

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
5.050%, 04/15/2053	$20	$18
4.950%, 05/15/2062	125	110
4.750%, 07/15/2045	20	18
4.750%, 05/15/2052	580	513
4.250%, 04/15/2047	325	272
4.250%, 06/15/2048	250	209
4.200%, 01/15/2047	350	292
3.700%, 08/15/2049	365	277
3.250%, 05/15/2051	645	445
3.050%, 05/15/2041	355	273
2.900%, 05/15/2050	155	101
Viatris
4.000%, 06/22/2050	305	205
3.850%, 06/22/2040	395	302
Wyeth LLC
5.950%, 04/01/2037	436	476

		64,109

Industrials — 6.0%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
3.850%, 10/29/2041	1,860	1,534
BAE Systems Holdings
4.750%, 10/07/2044 (A)	418	392
BAE Systems PLC
5.800%, 10/11/2041 (A)	150	159
3.000%, 09/15/2050 (A)	275	188
Boeing
7.008%, 05/01/2064	790	905
6.858%, 05/01/2054	580	661
5.930%, 05/01/2060	840	834
5.805%, 05/01/2050	1,780	1,772
5.705%, 05/01/2040	2,255	2,317
3.750%, 02/01/2050	1,178	874
Booz Allen Hamilton
5.950%, 04/15/2035	350	364
Burlington Northern Santa Fe LLC
6.200%, 08/15/2036	480	541
6.150%, 05/01/2037	435	490
5.500%, 03/15/2055	1,382	1,388
5.200%, 04/15/2054	55	53
4.450%, 01/15/2053	246	211
4.400%, 03/15/2042	1,215	1,103
4.150%, 04/01/2045	675	577
3.300%, 09/15/2051	790	559
3.050%, 02/15/2051	85	57
2.875%, 06/15/2052	140	90
Canadian National Railway
6.200%, 06/01/2036	176	198
3.650%, 02/03/2048	355	275
Canadian Pacific Railway
6.125%, 09/15/2115	255	260
4.200%, 11/15/2069	388	297

SEI Institutional Investments Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
3.000%, 12/02/2041	$365	$276
CRH America Finance
5.875%, 01/09/2055	456	475
CSX
4.900%, 03/15/2055	778	712
4.750%, 05/30/2042	425	400
4.750%, 11/15/2048	187	170
4.500%, 11/15/2052	595	515
Deere
5.700%, 01/19/2055	335	354
3.750%, 04/15/2050	431	344
Emerson Electric
2.800%, 12/21/2051	503	327
Ferguson Enterprises
5.000%, 10/03/2034	431	437
General Dynamics
4.250%, 04/01/2040	155	144
4.250%, 04/01/2050	40	35
General Electric MTN
4.593%, TSFR3M + 0.742%, 08/15/2036 (C)	450	425
Honeywell International
5.250%, 03/01/2054	680	659
L3Harris Technologies
5.500%, 08/15/2054	405	404
Lockheed Martin
5.700%, 11/15/2054	585	603
5.200%, 02/15/2055	945	907
4.700%, 05/15/2046	921	848
4.090%, 09/15/2052	65	53
4.070%, 12/15/2042	130	113
Norfolk Southern
5.950%, 03/15/2064	85	89
5.100%, 08/01/2118	284	252
4.837%, 10/01/2041	785	750
4.800%, 08/15/2043	408	372
3.942%, 11/01/2047	290	234
3.700%, 03/15/2053	665	492
Northrop Grumman
5.200%, 06/01/2054	925	884
5.150%, 05/01/2040	275	277
4.950%, 03/15/2053	671	617
4.750%, 06/01/2043	250	233
4.030%, 10/15/2047	510	418
3.850%, 04/15/2045	430	351
Otis Worldwide
3.112%, 02/15/2040	250	197
Owens Corning
5.950%, 06/15/2054	240	246
Quanta Services
3.050%, 10/01/2041	419	314
RTX
6.400%, 03/15/2054	1,466	1,642

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.500%, 06/01/2042	$1,295	$1,182
4.350%, 04/15/2047	630	543
3.125%, 07/01/2050	80	55
3.030%, 03/15/2052	810	537
2.820%, 09/01/2051	335	214
Siemens Financieringsmaatschappij
4.400%, 05/27/2045 (A)	5	4
Siemens Funding BV
5.800%, 05/28/2055 (A)	220	234
Snap-on
3.100%, 05/01/2050	401	279
TTX
4.600%, 02/01/2049 (A)	250	223
Uber Technologies
5.350%, 09/15/2054	825	799
4.800%, 09/15/2035	250	250
Union Pacific
5.600%, 12/01/2054	530	539
3.875%, 02/01/2055	145	111
3.839%, 03/20/2060	2,128	1,577
3.799%, 04/06/2071	1,242	875
3.500%, 02/14/2053	125	91
3.375%, 02/14/2042	80	64
3.250%, 02/05/2050	400	283
Union Pacific MTN
3.550%, 08/15/2039	85	73
United Airlines Pass-Through Trust, Ser 2023-1, Cl A
5.800%, 01/15/2036	574	606
United Parcel Service
6.050%, 05/14/2065	265	279
5.500%, 05/22/2054	465	462
5.050%, 03/03/2053	365	341
3.625%, 10/01/2042	245	200
Verisk Analytics
3.625%, 05/15/2050	420	308
Waste Management
5.350%, 10/15/2054	740	735
3.900%, 03/01/2035	115	108
2.950%, 06/01/2041	360	276
WW Grainger
4.600%, 06/15/2045	165	151

		43,067

Information Technology — 4.7%
Amphenol
5.375%, 11/15/2054	256	254
5.300%, 11/15/2055	1,529	1,489
Analog Devices
2.950%, 10/01/2051	325	215
2.800%, 10/01/2041	300	224
Apple
4.650%, 02/23/2046	644	604

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2025

Long Duration Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.375%, 05/13/2045	$720	$655
3.850%, 05/04/2043	40	34
3.750%, 09/12/2047	150	121
3.450%, 02/09/2045	635	506
2.800%, 02/08/2061	625	379
2.700%, 08/05/2051	1,820	1,168
2.650%, 05/11/2050	400	258
2.375%, 02/08/2041	360	262
AppLovin
5.950%, 12/01/2054	510	513
Broadcom
5.200%, 07/15/2035	1,265	1,318
4.926%, 05/15/2037 (A)	150	151
4.900%, 02/15/2038	935	933
3.750%, 02/15/2051	245	190
3.500%, 02/15/2041	515	428
3.137%, 11/15/2035 (A)	715	626
Cisco Systems
5.900%, 02/15/2039	406	443
5.300%, 02/26/2054	1,585	1,553
Corning
5.450%, 11/15/2079	160	148
Foundry JV Holdco LLC
6.300%, 01/25/2039 (A)	250	268
6.200%, 01/25/2037 (A)	850	906
5.875%, 01/25/2034 (A)	155	161
Intel
5.700%, 02/10/2053	70	67
5.625%, 02/10/2043	170	167
5.600%, 02/21/2054	220	210
4.900%, 08/05/2052	380	324
4.750%, 03/25/2050	445	375
4.600%, 03/25/2040	455	412
3.734%, 12/08/2047	848	620
3.250%, 11/15/2049	590	389
3.050%, 08/12/2051	315	199
International Business Machines
5.700%, 02/10/2055	850	859
Intuit
5.500%, 09/15/2053	100	101
KLA
5.000%, 03/15/2049	412	386
3.300%, 03/01/2050	125	89
Lam Research
2.875%, 06/15/2050	257	171
Microsoft
4.500%, 06/15/2047	95	87
2.921%, 03/17/2052	3,138	2,133
2.675%, 06/01/2060	145	87
NVIDIA
3.500%, 04/01/2050	515	393
NXP BV / NXP FUNDING LLC / NXP USA
3.250%, 05/11/2041	440	336

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Oracle
6.125%, 08/03/2065	$55	$51
5.950%, 09/26/2055	2,135	2,000
5.875%, 09/26/2045	1,617	1,525
5.375%, 07/15/2040	335	313
4.375%, 05/15/2055	1,110	813
4.125%, 05/15/2045	330	249
4.000%, 07/15/2046	1,390	1,015
4.000%, 11/15/2047	1,457	1,059
3.950%, 03/25/2051	2,460	1,712
3.800%, 11/15/2037	685	570
3.650%, 03/25/2041	650	494
3.600%, 04/01/2050	260	172
Salesforce
2.900%, 07/15/2051	140	91
2.700%, 07/15/2041	25	18
Synopsys
5.700%, 04/01/2055	812	814
Texas Instruments
5.150%, 02/08/2054	330	317
5.050%, 05/18/2063	882	811
5.000%, 03/14/2053	85	80

		33,316

Materials — 1.3%
Air Products and Chemicals
2.700%, 05/15/2040	250	190
Amcor Flexibles North America
5.500%, 03/17/2035	625	648
Anglo American Capital PLC
6.000%, 04/05/2054 (A)	155	158
4.750%, 03/16/2052 (A)	386	333
3.950%, 09/10/2050 (A)	565	433
Berry Global
5.650%, 01/15/2034	325	341
BHP Billiton Finance USA
5.750%, 09/05/2055	865	902
5.250%, 09/08/2033	60	62
5.000%, 09/30/2043	335	322
Dow Chemical
5.950%, 03/15/2055	155	145
5.550%, 11/30/2048	60	54
3.600%, 11/15/2050	580	386
Glencore Finance Canada
6.000%, 11/15/2041 (A)	311	324
5.550%, 10/25/2042 (A)	435	427
Glencore Funding LLC
6.141%, 04/01/2055 (A)	895	938
5.893%, 04/04/2054 (A)	90	91
3.875%, 04/27/2051 (A)	10	7
International Flavors & Fragrances
5.000%, 09/26/2048	959	857
3.468%, 12/01/2050 (A)	5	3

SEI Institutional Investments Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
3.268%, 11/15/2040 (A)	$190	$148
LYB International Finance III LLC
5.875%, 01/15/2036	180	181
4.200%, 10/15/2049	80	59
3.625%, 04/01/2051	45	29
Martin Marietta Materials
5.500%, 12/01/2054	458	456
Rio Tinto Finance USA LTD
5.200%, 11/02/2040	200	202
Rio Tinto Finance USA PLC
5.875%, 03/14/2065	60	63
5.750%, 03/14/2055	409	423
Smurfit Kappa Treasury ULC
5.438%, 04/03/2034	400	416
Vulcan Materials
5.700%, 12/01/2054	299	305
Westlake
6.375%, 11/15/2055	360	359

		9,262

Real Estate — 0.7%
Alexandria Real Estate Equities
4.850%, 04/15/2049	60	51
3.550%, 03/15/2052	465	317
American Assets Trust
6.150%, 10/01/2034	395	404
American Homes 4 Rent LP
4.300%, 04/15/2052	230	185
3.375%, 07/15/2051	425	292
American Tower
3.100%, 06/15/2050	300	201
Crown Castle
5.200%, 02/15/2049	90	82
2.900%, 04/01/2041	134	99
Equinix
2.950%, 09/15/2051	450	288
Kilroy Realty
5.875%, 10/15/2035	130	132
Kilroy Realty LP
6.250%, 01/15/2036	220	229
2.650%, 11/15/2033	35	29
Kimco Realty
4.250%, 04/01/2045	55	47
NNN REIT
4.800%, 10/15/2048	85	76
3.000%, 04/15/2052	195	124
Prologis LP
5.250%, 03/15/2054	150	145
Realty Income
5.375%, 09/01/2054	190	186
Regency Centers LP
4.650%, 03/15/2049	390	345
4.400%, 02/01/2047	160	139

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Simon Property Group LP
6.750%, 02/01/2040	$434	$503
5.850%, 03/08/2053	692	716
4.250%, 11/30/2046	40	34
3.800%, 07/15/2050	60	46
3.250%, 09/13/2049	400	280
VICI Properties LP
5.625%, 05/15/2052	320	301

		5,251

Utilities — 10.0%
AEP Texas
5.850%, 10/15/2055	185	184
AEP Transmission LLC
5.400%, 03/15/2053	245	243
3.800%, 06/15/2049	265	204
3.650%, 04/01/2050	150	113
Alabama Power
4.300%, 07/15/2048	560	475
3.700%, 12/01/2047	541	419
Ameren Illinois
5.625%, 03/01/2055	627	638
American Electric Power
6.050%, H15T5Y + 1.940%, 03/15/2056 (C)	600	600
3.250%, 03/01/2050	403	271
American Water Capital
5.700%, 09/01/2055	230	234
Appalachian Power
4.450%, 06/01/2045	650	554
Arizona Public Service
3.350%, 05/15/2050	370	259
Baltimore Gas and Electric
4.550%, 06/01/2052	625	540
2.900%, 06/15/2050	330	216
Berkshire Hathaway Energy
6.125%, 04/01/2036	1,731	1,891
4.450%, 01/15/2049	300	253
4.250%, 10/15/2050	500	408
Boston Gas
6.119%, 07/20/2053 (A)	145	148
Brooklyn Union Gas
6.415%, 07/18/2054 (A)	75	79
CenterPoint Energy Houston Electric LLC
5.300%, 04/01/2053	250	244
3.600%, 03/01/2052	110	82
Cleco Power
6.000%, 12/01/2040	210	221
CMS Energy
4.875%, 03/01/2044	847	766
Commonwealth Edison
5.950%, 06/01/2055	400	425
4.350%, 11/15/2045	865	747

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2025

Long Duration Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
3.850%, 03/15/2052	$385	$297
3.700%, 03/01/2045	600	477
3.200%, 11/15/2049	330	228
Connecticut Light and Power
4.000%, 04/01/2048	310	251
Consolidated Edison of New York
6.300%, 08/15/2037	585	655
5.900%, 11/15/2053	5	5
5.750%, 11/15/2055	714	730
5.700%, 05/15/2054	480	489
5.500%, 03/15/2055	725	718
4.450%, 03/15/2044	495	438
3.700%, 11/15/2059	800	572
Constellation Energy Generation LLC
6.250%, 10/01/2039	150	164
5.600%, 06/15/2042	275	279
Consumers Energy
3.100%, 08/15/2050	125	86
Dominion Energy
6.200%, H15T5Y + 2.006%, 02/15/2056 (C)	550	555
5.250%, 08/01/2033	315	325
4.900%, 08/01/2041	945	883
DTE Electric
5.850%, 05/15/2055	507	533
4.050%, 05/15/2048	355	293
Duke Energy
5.000%, 08/15/2052	938	846
Duke Energy Carolinas LLC
6.000%, 01/15/2038	284	309
5.400%, 01/15/2054	355	352
5.350%, 01/15/2053	780	763
5.300%, 02/15/2040	820	841
4.250%, 12/15/2041	500	447
Duke Energy Florida LLC
6.400%, 06/15/2038	210	238
6.350%, 09/15/2037	330	370
6.200%, 11/15/2053	125	137
Duke Energy Indiana LLC
6.450%, 04/01/2039	120	134
6.350%, 08/15/2038	160	179
4.900%, 07/15/2043	460	433
Duke Energy Ohio
5.550%, 03/15/2054	235	235
Duke Energy Progress LLC
5.550%, 03/15/2055	420	421
4.375%, 03/30/2044	1,140	996
4.100%, 05/15/2042	405	351
Electricite de France
6.375%, 01/13/2055 (A)	515	544
Elm Road Generating Station Supercritical LLC
5.848%, 01/19/2041 (A)	560	593

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Enel Finance International
5.750%, 09/30/2055 (A)	$350	$345
Entergy
6.100%, H15T5Y + 2.013%, 06/15/2056 (C)	300	302
Entergy Arkansas LLC
5.750%, 06/01/2054	435	449
Entergy Louisiana LLC
5.800%, 03/15/2055	550	566
5.700%, 03/15/2054	705	714
4.200%, 04/01/2050	665	542
Entergy Mississippi LLC
5.850%, 06/01/2054	230	237
Entergy Texas
5.000%, 09/15/2052	140	127
3.550%, 09/30/2049	325	237
Essential Utilities
5.300%, 05/01/2052	70	66
4.276%, 05/01/2049	495	402
Evergy Kansas Central
5.700%, 03/15/2053	250	253
Exelon
4.950%, 06/15/2035	230	230
Florida Power & Light
5.960%, 04/01/2039	215	234
5.700%, 03/15/2055	2,315	2,405
5.690%, 03/01/2040	181	192
5.600%, 06/15/2054	402	411
5.400%, 09/01/2035	1,215	1,280
Idaho Power
5.700%, 03/15/2055	270	275
Indiana Michigan Power
5.625%, 04/01/2053	160	162
Interstate Power and Light
5.450%, 09/30/2054	475	458
3.100%, 11/30/2051	430	284
Jersey Central Power & Light
6.400%, 05/15/2036	925	1,024
Kentucky Utilities
5.850%, 08/15/2055	460	474
KeySpan Gas East
5.819%, 04/01/2041 (A)	560	565
Louisville Gas and Electric
5.850%, 08/15/2055	440	452
Massachusetts Electric
5.900%, 11/15/2039 (A)	95	101
MidAmerican Energy
5.300%, 02/01/2055	684	661
4.800%, 09/15/2043	325	302
4.250%, 05/01/2046	400	342
4.250%, 07/15/2049	350	292
MidAmerican Energy MTN
5.800%, 10/15/2036	275	299

SEI Institutional Investments Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Narragansett Electric
4.170%, 12/10/2042 (A)	$920	$768
Nevada Power
6.000%, 03/15/2054	175	182
Niagara Mohawk Power
3.025%, 06/27/2050 (A)	300	196
NiSource
5.650%, 02/01/2045	100	100
Northern States Power
5.650%, 05/15/2055	667	683
5.350%, 11/01/2039	650	666
5.100%, 05/15/2053	220	208
4.500%, 06/01/2052	80	70
3.400%, 08/15/2042	340	270
Northwest Natural Holding
7.000%, H15T5Y + 2.701%, 09/15/2055 (C)	210	218
NSTAR Electric
4.550%, 06/01/2052	763	659
4.400%, 03/01/2044	205	181
Oglethorpe Power
5.250%, 09/01/2050	791	727
5.050%, 10/01/2048	565	515
4.500%, 04/01/2047	275	233
Oklahoma Gas and Electric
5.600%, 04/01/2053	450	449
Oncor Electric Delivery LLC
5.800%, 04/01/2055 (A)	350	360
5.350%, 10/01/2052	265	258
5.300%, 06/01/2042	240	238
5.250%, 09/30/2040	970	979
4.950%, 09/15/2052	565	515
4.550%, 12/01/2041	340	311
2.700%, 11/15/2051	160	98
Pacific Gas and Electric
6.750%, 01/15/2053	2,043	2,217
6.150%, 03/01/2055	60	61
6.100%, 10/15/2055	255	257
5.900%, 10/01/2054	215	210
5.250%, 03/01/2052	530	471
4.950%, 07/01/2050	560	483
4.500%, 07/01/2040	435	382
4.200%, 06/01/2041	180	150
3.500%, 08/01/2050	140	96
3.300%, 08/01/2040	140	107
PacifiCorp
6.000%, 01/15/2039	412	422
5.800%, 01/15/2055	21	20
5.500%, 05/15/2054	476	435
PECO Energy
5.650%, 09/15/2055	870	889
5.250%, 09/15/2054	195	188
4.375%, 08/15/2052	140	118

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Piedmont Natural Gas
4.650%, 08/01/2043	$330	$301
Potomac Electric Power
5.500%, 03/15/2054	540	535
PPL Electric Utilities
5.550%, 08/15/2055	155	157
4.125%, 06/15/2044	855	730
Public Service Electric and Gas
5.500%, 03/01/2055	256	257
5.300%, 08/01/2054	700	684
Public Service Electric and Gas MTN
3.650%, 09/01/2042	395	324
Public Service of Colorado
6.250%, 09/01/2037	425	469
5.850%, 05/15/2055	455	469
4.500%, 06/01/2052	100	85
4.100%, 06/15/2048	330	267
4.050%, 09/15/2049	83	66
Public Service of New Hampshire
5.150%, 01/15/2053	150	142
Puget Sound Energy
5.598%, 09/15/2055	165	164
2.893%, 09/15/2051	190	123
San Diego Gas & Electric
3.320%, 04/15/2050	60	42
Sempra
6.000%, 10/15/2039	600	633
3.800%, 02/01/2038	450	390
Southern California Edison
6.200%, 09/15/2055	430	441
5.900%, 03/01/2055	395	389
5.750%, 04/15/2054	25	24
5.450%, 06/01/2052	55	51
4.125%, 03/01/2048	275	214
4.000%, 04/01/2047	115	88
3.900%, 03/15/2043	565	442
Southern California Gas
5.750%, 06/01/2053	500	507
5.600%, 04/01/2054	130	130
3.750%, 09/15/2042	435	354
Southern Gas Capital
4.400%, 06/01/2043	645	563
4.400%, 05/30/2047	600	508
Southwestern Electric Power
6.200%, 03/15/2040	480	518
3.250%, 11/01/2051	720	482
Southwestern Public Service
4.400%, 11/15/2048	690	580
Tampa Electric
3.450%, 03/15/2051	50	36
Tucson Electric Power
3.250%, 05/01/2051	310	209

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2025

Long Duration Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Union Electric
5.125%, 03/15/2055	$355	$334
Virginia Electric and Power
8.875%, 11/15/2038	210	284
5.600%, 09/15/2055	1,130	1,124
5.450%, 04/01/2053	340	330
5.350%, 01/15/2054	634	608
4.450%, 02/15/2044	500	442
Wisconsin Public Service
4.752%, 11/01/2044	230	211
3.300%, 09/01/2049	175	124
2.850%, 12/01/2051	250	161
Xcel Energy
4.800%, 09/15/2041	50	46

		71,492

Total Corporate Obligations
(Cost $445,112) ($ Thousands)		432,916

U.S. TREASURY OBLIGATIONS — 34.2%
U.S. Treasury Bonds
5.000%, 05/15/2045	2,300	2,411
4.875%, 08/15/2045	14,641	15,098
4.750%, 11/15/2053	4,385	4,430
4.750%, 08/15/2055	16,378	16,583
4.695%, 11/15/2047 (D)	3,830	1,337
4.625%, 05/15/2044	4,732	4,745
4.625%, 11/15/2044	9,090	9,094
4.625%, 11/15/2045	9,345	9,338
4.625%, 02/15/2055	4,660	4,621
4.625%, 11/15/2055	39,841	39,555
4.620%, 05/15/2050 (D)	8,220	2,568
4.500%, 02/15/2044	2,999	2,963
4.250%, 02/15/2054	1,940	1,807
4.000%, 11/15/2052	745	665
3.909%, 08/15/2045 (D)	5,200	2,039
3.750%, 08/15/2041	1,090	1,000
3.750%, 11/15/2043	1,355	1,212
3.708%, 08/15/2043 (D)	9,912	4,324
3.625%, 08/15/2043	1,487	1,311
3.625%, 02/15/2044	2,036	1,785
3.625%, 05/15/2053	3,661	3,051
3.375%, 11/15/2048	13,320	10,811
3.250%, 05/15/2042	2,825	2,401
3.125%, 11/15/2041	1,725	1,453
3.125%, 02/15/2043	2,105	1,738
3.125%, 08/15/2044	2,940	2,380
3.000%, 11/15/2045	5,265	4,121
3.000%, 08/15/2048	12,980	9,864
3.000%, 08/15/2052	897	663
2.875%, 05/15/2052	945	681

Description	Face Amount (Thousands)	Market Value ($ Thousands)
U.S. TREASURY OBLIGATIONS (continued)
2.750%, 08/15/2042	$1,105	$871
2.750%, 11/15/2042	980	768
2.750%, 11/15/2047	835	610
2.500%, 02/15/2045	10,900	7,900
2.375%, 11/15/2049	980	648
2.375%, 05/15/2051	2,020	1,314
2.250%, 05/15/2041	2,915	2,187
2.250%, 08/15/2046	13,055	8,812
2.250%, 02/15/2052	4,445	2,785
2.000%, 11/15/2041	14,640	10,425
2.000%, 02/15/2050	20,360	12,311
2.000%, 08/15/2051	3,920	2,322
1.875%, 11/15/2051	2,090	1,195
1.750%, 08/15/2041	4,885	3,362
1.375%, 11/15/2040	2,885	1,910
1.375%, 08/15/2050	5,320	2,706
1.250%, 05/15/2050	319	158
1.125%, 08/15/2040	3,270	2,094
U.S. Treasury Notes
4.250%, 05/15/2035	2,065	2,108
4.000%, 11/15/2035	15,995	15,970
3.750%, 10/31/2032	35	35

Total U.S. Treasury Obligations
(Cost $246,200) ($ Thousands)		244,540

MUNICIPAL BONDS — 1.6%
California — 0.9%
Bay Area, Toll Authority, Build America Project, RB
6.263%, 04/01/2049	600	646
California State, Build America Project, GO
7.500%, 04/01/2034	1,185	1,395
7.350%, 11/01/2039	1,180	1,399
California State, GO
5.875%, 10/01/2041	510	536
California State, Health Facilities Financing Authority, Ser 2021A, RB
3.000%, 08/15/2051	125	93
Los Angeles, Department of Airports, RB
6.582%, 05/15/2039	230	251
Regents of the University of California Medical Center, Ser N, RB
3.256%, 05/15/2060	790	520
Riverside County, Pension Obligation, RB
3.818%, 02/15/2038	345	329
San Diego County, Water Authority, Build America Project, RB
6.138%, 05/01/2049	300	314
University of California Regents, Build America Project, Ser H, RB
6.548%, 05/15/2048	605	661

SEI Institutional Investments Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
University of California, Ser AD, RB
4.858%, 05/15/2112	$335	$285

		6,429

Georgia — 0.1%
Georgia State, Municipal Electric Authority, Build America Project, Ser 2010A, RB
6.637%, 04/01/2057	266	293

Illinois — 0.1%
Greater Chicago, Metropolitan Water Reclamation District, Build America Project, GO
5.720%, 12/01/2038	545	577

Maryland — 0.0%
Maryland Economic Development, RB
5.433%, 05/31/2056	240	236

New Jersey — 0.1%
New Jersey State, Turnpike Authority, Build America Project, RB
7.414%, 01/01/2040	760	917

New York — 0.2%
City of New York New York, GO
5.392%, 10/01/2055	125	125
New York & New Jersey, Port Authority, RB
4.926%, 10/01/2051	220	210
New York City Transitional Finance Authority, Future Tax Secured Revenue, Sub-Ser A-, RB
5.000%, 05/01/2054	390	404
New York City Transitional Finance Authority, Future Tax Secured Revenue, Sub-Ser F-1, RB
5.000%, 02/01/2051	455	466
New York State Thruway Authority, RB
5.000%, 03/15/2055	105	109
5.000%, 03/15/2059	320	331

		1,645

Texas — 0.2%
North Texas Tollway Authority, Build America Project, Ser B, RB
6.718%, 01/01/2049	490	554
Prosper Independent School District, GO
4.750%, 02/15/2055	230	236
Texas State, Build America Project, GO
5.517%, 04/01/2039	173	182

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Texas State, Private Activity Bond Surface Transportation, RB
3.922%, 12/31/2049	$355	$287

		1,259

Total Municipal Bonds
(Cost $11,946) ($ Thousands)		11,356

SOVEREIGN DEBT — 1.3%

Chile Government International Bond
5.330%, 01/05/2054	120	118
4.340%, 03/07/2042	235	211
3.860%, 06/21/2047	185	150
3.100%, 01/22/2061	40	25
Indonesia Government International Bond
4.350%, 01/11/2048	360	313
Israel Government International Bond
3.875%, 07/03/2050	415	307
3.375%, 01/15/2050	490	335
Mexico Government International Bond
7.375%, 05/13/2055	1,222	1,339
6.400%, 05/07/2054	743	724
6.338%, 05/04/2053	2,392	2,313
5.750%, 10/12/2110	229	197
5.000%, 04/27/2051	780	636
4.400%, 02/12/2052	1,130	833
4.280%, 08/14/2041	234	189
Perusahaan Penerbit SBSN Indonesia III
3.550%, 06/09/2051(A)	120	88
Peruvian Government International Bond
5.875%, 08/08/2054	85	85
Philippine Government International Bond
5.900%, 02/04/2050	805	854
Republic of Poland Government International Bond
5.500%, 04/04/2053	140	136
5.500%, 03/18/2054	325	317
Romanian Government International Bond
7.625%, 01/17/2053(A)	345	379

Total Sovereign Debt
(Cost $9,760) ($ Thousands)		9,549

U.S. GOVERNMENT AGENCY OBLIGATIONS — 0.4%
Tennessee Valley Authority, PO
0.000%, 01/15/2038(B)	3,700	2,094

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2025

Long Duration Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Tennessee Valley Authority
5.250%, 09/15/2039	$285	$307
5.250%, 02/01/2055	432	438

Total U.S. Government Agency Obligations
(Cost $2,889) ($ Thousands)		2,839

MORTGAGE-BACKED SECURITIES — 0.1%
Agency Mortgage-Backed Obligations — 0.1%
FHLMC REMIC CMO, Ser 2004-2733, Cl ME
5.000%, 01/15/2034	26	27
FNMA REMIC CMO, Ser 2007-68, Cl SC, IO
2.514%, 07/25/2037(C)	7	1
GNMA ARM
5.625%, H15T1Y + 1.500%, 06/20/2032(C)	14	14
GNMA CMO, Ser 2010-4, Cl NS, IO
2.317%, 01/16/2040(C)	27	3
GNMA CMO, Ser 2011-70, Cl BO, PO
0.000%, 05/20/2041(B)	1,165	907

		952
Non-Agency Mortgage-Backed Obligations — 0.0%
Indymac Index Mortgage Loan Trust, Ser 2004-AR7, Cl A2
4.929%, TSFR1M + 0.974%, 09/25/2034(C)	7	6
RAMP Trust, Ser 2004-SL1, Cl A7
7.000%, 11/25/2031	4	4
Residential Asset Securitization Trust, Ser 2004-IP2, Cl 2A1
3.801%, 12/25/2034(C)	11	10
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR2, Cl 2A21
4.729%, TSFR1M + 0.774%, 01/25/2045(C)	14	14

		34
Total Mortgage-Backed Securities
(Cost $78) ($ Thousands)		986

Description	Shares	Market Value ($ Thousands)
CASH EQUIVALENT — 2.5%
SEI Daily Income Trust, Government Fund, Institutional Class
3.950%**†	17,778,315	$17,778
Total Cash Equivalent
(Cost $17,778) ($ Thousands)		17,778
Total Investments in Securities — 100.6%
(Cost $733,763) ($ Thousands)		$719,964

SEI Institutional Investments Trust

A list of the open futures contracts held by the Fund at November 30, 2025, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation)(Thousands)
Long Contracts
U.S. 2-Year Treasury Note	191	Mar-2026	$39,851	$39,893	$42
U.S. 2-Year Treasury Note	7	Dec-2025	1,462	1,460	(2)
U.S. 5-Year Treasury Note	85	Mar-2026	9,291	9,330	39
U.S. Long Treasury Bond	160	Mar-2026	18,607	18,790	183
U.S. Long Treasury Bond	147	Dec-2025	16,748	17,328	580
Ultra 10-Year U.S. Treasury Note	107	Mar-2026	12,319	12,433	114
			98,278	99,234	956
Short Contracts
U.S. 2-Year Treasury Note	(7)	Dec-2025	$(1,458)	$(1,460)	$(2)
U.S. 5-Year Treasury Note	(111)	Mar-2026	(12,125)	(12,184)	(59)
U.S. Long Treasury Bond	(147)	Dec-2025	(17,129)	(17,328)	(199)
U.S. Ultra Long Treasury Bond	(123)	Mar-2026	(14,754)	(14,875)	(121)
Ultra 10-Year U.S. Treasury Note	(69)	Mar-2026	(7,966)	(8,018)	(52)
			(53,432)	(53,865)	(433)
			$44,846	$45,369	$523

Percentages are based on Net Assets of $715,591 ($ Thousands).
**	The rate reported is the 7-day effective yield as of November 30, 2025.
†	Investment in Affiliated Security (see Note 6).
(A)

Security, or a portion thereof, exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On November 30, 2025, the value of these securities amounted to $28,872 ($ Thousands), representing 4.0% of the Net Assets of the Fund.

(B)	Zero coupon security.
(C)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(D)	Interest rate represents the security's effective yield at the time of purchase.

The following is a summary of the level of inputs used as of November 30, 2025, in valuing the Fund's investments and other financial instruments carried at value ($ Thousands):
Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Corporate Obligations	–	432,916	–	432,916
U.S. Treasury Obligations	–	244,540	–	244,540
Municipal Bonds	–	11,356	–	11,356
Sovereign Debt	–	9,549	–	9,549
U.S. Government Agency Obligations	–	2,839	–	2,839
Mortgage-Backed Securities	–	986	–	986
Cash Equivalent	17,778	–	–	17,778
Total Investments in Securities	17,778	702,186	–	719,964

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	958	–	–	958
Unrealized Depreciation	(435)	–	–	(435)
Total Other Financial Instruments	523	–	–	523

*	Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2025

Long Duration Fund (Concluded)

The following is a summary of the Fund’s transactions with affiliates for the period ended November 30, 2025 ($ Thousands):

Security Description	Value 5/31/2025	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 11/30/2025	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$11,325	$347,121	$(340,668)	$—	$—	$17,778	$299	$—

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2025

Long Duration Credit Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS — 86.7%
Communication Services — 6.5%
Alphabet
5.700%, 11/15/2075	$3,735	$3,842
5.450%, 11/15/2055	10,445	10,618
5.350%, 11/15/2045	8,135	8,318
5.300%, 05/15/2065	2,807	2,760
5.250%, 05/15/2055	2,525	2,509
2.050%, 08/15/2050	2,229	1,262
1.900%, 08/15/2040	880	609
America Movil
6.125%, 03/30/2040	105	114
AT&T
5.700%, 11/01/2054	2,060	2,022
4.300%, 12/15/2042	500	430
3.550%, 09/15/2055	470	322
3.500%, 06/01/2041	580	463
3.500%, 09/15/2053	2,857	1,966
Charter Communications Operating LLC / Charter Communications Operating Capital
6.700%, 12/01/2055	540	526
6.484%, 10/23/2045	2,620	2,510
4.800%, 03/01/2050	1,525	1,172
Comcast
4.600%, 08/15/2045	1,150	990
4.049%, 11/01/2052	5,368	4,015
4.000%, 03/01/2048	2,500	1,925
3.969%, 11/01/2047	6,980	5,361
3.400%, 07/15/2046	3,685	2,618
2.987%, 11/01/2063	32,344	18,049
2.937%, 11/01/2056	42,300	24,551
2.887%, 11/01/2051	17,438	10,551
Meta Platforms
5.750%, 05/15/2063	1,075	1,074
5.750%, 11/15/2065	3,610	3,595
5.625%, 11/15/2055	10,691	10,664
5.600%, 05/15/2053	4,385	4,368
5.550%, 08/15/2064	10,575	10,230
5.500%, 11/15/2045	6,290	6,292
5.400%, 08/15/2054	9,766	9,472
4.450%, 08/15/2052	7,020	5,913
Paramount Global
6.875%, 04/30/2036	680	714
5.900%, 10/15/2040	355	326
5.850%, 09/01/2043	910	819
4.950%, 05/19/2050	2,185	1,701
4.375%, 03/15/2043	3,580	2,694
Time Warner Cable LLC
7.300%, 07/01/2038	2,221	2,365
6.750%, 06/15/2039	945	962
5.875%, 11/15/2040	1,741	1,617
5.500%, 09/01/2041	544	482
4.500%, 09/15/2042	1,440	1,123

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
T-Mobile USA
5.500%, 01/15/2055	$2,361	$2,282
3.300%, 02/15/2051	500	342
3.000%, 02/15/2041	560	422
TWDC Enterprises 18
4.125%, 12/01/2041	1,410	1,248
TWDC Enterprises 18 MTN
4.125%, 06/01/2044	1,604	1,373
Verizon Communications
5.875%, 11/30/2055	1,515	1,529
3.875%, 03/01/2052	2,549	1,934
3.400%, 03/22/2041	1,135	899
Walt Disney
3.600%, 01/13/2051	6,176	4,689
3.500%, 05/13/2040	5,825	4,927
2.750%, 09/01/2049	21,416	13,892
Warnermedia Holdings
5.050%, 03/15/2042	1,575	1,260

		206,711

Consumer Discretionary — 3.4%
7-Eleven
2.500%, 02/10/2041 (A)	1,155	803
Alimentation Couche-Tard
4.500%, 07/26/2047 (A)	735	633
Amazon.com
5.550%, 11/20/2065	865	869
5.450%, 11/20/2055	1,045	1,054
4.050%, 08/22/2047	3,561	2,998
3.950%, 04/13/2052	6,261	5,036
3.250%, 05/12/2061	12,101	8,014
3.100%, 05/12/2051	7,064	4,881
2.875%, 05/12/2041	2,030	1,569
2.700%, 06/03/2060	5,500	3,210
2.500%, 06/03/2050	8,060	4,972
Emory University
2.969%, 09/01/2050	1,660	1,128
Ford Foundation
2.815%, 06/01/2070	855	500
Georgetown University
4.315%, 04/01/2049	1,640	1,384
Home Depot
5.950%, 04/01/2041	1,520	1,641
5.400%, 06/25/2064	200	196
5.300%, 06/25/2054	8,475	8,286
4.950%, 09/15/2052	1,350	1,255
4.500%, 12/06/2048	3,490	3,065
4.400%, 03/15/2045	5,945	5,267
4.250%, 04/01/2046	4,352	3,755
4.200%, 04/01/2043	1,750	1,538
3.900%, 06/15/2047	15,103	12,196
3.350%, 04/15/2050	4,095	2,958
3.300%, 04/15/2040	2,120	1,755

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2025

Long Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
3.125%, 12/15/2049	$2,715	$1,887
2.750%, 09/15/2051	3,160	1,994
2.375%, 03/15/2051	6,704	3,929
Johns Hopkins University
4.083%, 07/01/2053	1,500	1,237
Lowe's
4.250%, 04/01/2052	800	642
3.700%, 04/15/2046	2,116	1,622
Massachusetts Institute of Technology
5.618%, 06/01/2055	1,245	1,310
3.067%, 04/01/2052	2,540	1,755
NIKE
3.250%, 03/27/2040	3,290	2,687
Northwestern University
3.688%, 12/01/2038	1,040	937
Pomona College
2.888%, 01/01/2051	1,240	794
President & Fellows of Harvard College
3.745%, 11/15/2052	395	310
Rockefeller Foundation
2.492%, 10/01/2050	3,925	2,430
Royal Caribbean Cruises
5.375%, 01/15/2036	1,080	1,092
Starbucks
3.350%, 03/12/2050	405	283
Stellantis Finance US
6.450%, 03/18/2035 (A)	1,000	1,041
Trustees of Boston College
3.042%, 07/01/2057	680	436
University of Southern California
3.841%, 10/01/2047	1,235	1,011
3.028%, 10/01/2039	2,300	1,926
Volkswagen Group of America Finance LLC
5.800%, 03/27/2035 (A)	680	707

		106,993

Consumer Staples — 5.2%
Altria Group
10.200%, 02/06/2039	1,136	1,611
9.950%, 11/10/2038	500	687
4.500%, 05/02/2043	100	87
4.250%, 08/09/2042	575	488
3.875%, 09/16/2046	60	46
3.400%, 02/04/2041	2,493	1,943
Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide
4.900%, 02/01/2046	45,052	42,431
4.700%, 02/01/2036	17,465	17,452
Anheuser-Busch InBev Worldwide
8.200%, 01/15/2039	1,240	1,614
8.000%, 11/15/2039	3,821	4,936
5.550%, 01/23/2049	6,300	6,410

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
BAT Capital
4.390%, 08/15/2037	$1,350	$1,251
3.734%, 09/25/2040	335	274
Cargill
5.375%, 10/23/2055 (A)	2,330	2,289
Church & Dwight
5.000%, 06/15/2052	1,227	1,143
Coca-Cola
5.400%, 05/13/2064	2,720	2,716
5.200%, 01/14/2055	3,310	3,264
2.500%, 03/15/2051	2,085	1,282
Dollar Tree
3.375%, 12/01/2051	605	415
Hormel Foods
3.050%, 06/03/2051	1,305	882
JBS USA Holding Lux SARL
7.250%, 11/15/2053	1,840	2,095
6.500%, 12/01/2052	545	570
6.375%, 02/25/2055 (A)	1,035	1,070
4.375%, 02/02/2052	1,680	1,324
Kenvue
5.100%, 03/22/2043	560	544
5.050%, 03/22/2053	1,450	1,347
Kimberly-Clark
5.300%, 03/01/2041	1,315	1,338
3.900%, 05/04/2047	1,200	965
Kraft Heinz Foods
7.125%, 08/01/2039 (A)	1,160	1,324
Mars
5.700%, 05/01/2055 (A)	5,845	5,958
5.650%, 05/01/2045 (A)	6,910	7,071
3.950%, 04/01/2049 (A)	2,940	2,362
Nestle Holdings
3.900%, 09/24/2038 (A)	2,640	2,406
PepsiCo
5.250%, 07/17/2054	465	461
4.650%, 02/15/2053	3,404	3,066
3.450%, 10/06/2046	6,055	4,671
3.375%, 07/29/2049	560	412
Philip Morris International
4.875%, 11/15/2043	3,640	3,415
4.625%, 10/29/2035	4,535	4,465
4.500%, 03/20/2042	5,350	4,840
4.125%, 03/04/2043	586	504
3.875%, 08/21/2042	1,280	1,068
Procter & Gamble
4.350%, 11/03/2035	3,960	3,949
Reynolds American
8.125%, 05/01/2040	2,390	2,880
Target
2.950%, 01/15/2052	5,330	3,467
Walmart
4.500%, 09/09/2052	1,845	1,659

SEI Institutional Investments Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.500%, 04/15/2053	$4,869	$4,392
2.650%, 09/22/2051	4,940	3,179
2.500%, 09/22/2041	3,456	2,527

		164,550

Energy — 6.0%
BG Energy Capital PLC
5.125%, 10/15/2041 (A)	1,600	1,561
BP Capital Markets America
4.812%, 02/13/2033	4,695	4,778
3.379%, 02/08/2061	12,941	8,691
3.001%, 03/17/2052	15	10
3.000%, 02/24/2050	1,492	996
2.939%, 06/04/2051	3,575	2,332
2.772%, 11/10/2050	3,697	2,342
Cenovus Energy
6.750%, 11/15/2039	420	468
ConocoPhillips
5.700%, 09/15/2063	830	826
5.650%, 01/15/2065	4,610	4,544
5.550%, 03/15/2054	760	746
5.500%, 01/15/2055	1,465	1,432
5.300%, 05/15/2053	355	338
4.300%, 11/15/2044	3,495	3,015
4.025%, 03/15/2062	14,479	10,797
3.800%, 03/15/2052	1,985	1,491
Diamondback Energy
5.750%, 04/18/2054	1,516	1,461
4.250%, 03/15/2052	2,275	1,804
Eastern Energy Gas Holdings LLC
6.200%, 01/15/2055	787	828
5.650%, 10/15/2054	1,739	1,714
Enbridge
6.700%, 11/15/2053	1,175	1,312
Energy Transfer LP
6.050%, 06/01/2041	2,745	2,796
5.400%, 10/01/2047	822	748
5.150%, 03/15/2045	3,280	2,933
Eni SpA
5.700%, 10/01/2040 (A)	2,285	2,286
Enterprise Products Operating LLC
7.550%, 04/15/2038	2,000	2,436
6.125%, 10/15/2039	1,335	1,457
5.950%, 02/01/2041	166	177
5.550%, 02/16/2055	12,162	12,042
5.200%, 01/15/2036	1,160	1,190
4.900%, 05/15/2046	6,505	5,998
4.850%, 08/15/2042	3,865	3,616
4.850%, 03/15/2044	1,310	1,217
3.700%, 01/31/2051	370	277
3.300%, 02/15/2053	310	212
3.200%, 02/15/2052	170	115

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
EOG Resources
5.950%, 07/15/2055	$430	$448
5.650%, 12/01/2054	950	950
4.950%, 04/15/2050	1,600	1,457
Equinor
5.100%, 08/17/2040	2,335	2,357
4.800%, 11/08/2043	899	854
3.700%, 04/06/2050	2,200	1,709
3.625%, 04/06/2040	2,495	2,148
Exxon Mobil
4.327%, 03/19/2050	7,323	6,271
4.227%, 03/19/2040	3,310	3,074
4.114%, 03/01/2046	940	802
3.452%, 04/15/2051	13,722	10,085
3.095%, 08/16/2049	745	521
Greensaif Pipelines Bidco SARL
6.103%, 08/23/2042 (A)	1,100	1,145
Hess
6.000%, 01/15/2040	3,620	3,964
5.600%, 02/15/2041	4,010	4,199
MPLX LP
6.200%, 09/15/2055	340	344
4.500%, 04/15/2038	490	449
Northern Natural Gas
4.300%, 01/15/2049 (A)	1,530	1,253
Occidental Petroleum
6.450%, 09/15/2036	2,050	2,189
4.300%, 08/15/2039	462	393
Saudi Arabian Oil
6.375%, 06/02/2055 (A)	4,185	4,462
Saudi Arabian Oil MTN
5.875%, 07/17/2064 (A)	1,060	1,046
5.750%, 07/17/2054 (A)	1,485	1,470
Shell Finance US
4.550%, 08/12/2043	1,720	1,562
4.375%, 05/11/2045	10,705	9,378
4.000%, 05/10/2046	2,090	1,728
3.750%, 09/12/2046	7,379	5,858
3.250%, 04/06/2050	155	110
Shell International Finance BV
6.375%, 12/15/2038	3,226	3,603
5.500%, 03/25/2040	1,220	1,273
3.625%, 08/21/2042	1,145	936
3.000%, 11/26/2051	5,887	3,931
Suncor Energy
5.950%, 12/01/2034	243	258
Tennessee Gas Pipeline LLC
8.375%, 06/15/2032	2,020	2,411
TotalEnergies Capital
5.638%, 04/05/2064	2,820	2,808
5.488%, 04/05/2054	15	15
5.425%, 09/10/2064	1,260	1,212

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2025

Long Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
TotalEnergies Capital International
3.127%, 05/29/2050	$12,990	$8,898
2.986%, 06/29/2041	1,270	970
Transcontinental Gas Pipe Line LLC
5.750%, 03/15/2056 (A)	2,102	2,127
Williams
5.400%, 03/04/2044	750	730

		188,384

Financials — 18.7%
AIA Group MTN
4.875%, 03/11/2044 (A)	3,372	3,262
Alleghany
4.900%, 09/15/2044	1,275	1,184
Allstate
4.500%, 06/15/2043	278	247
American Express
5.667%, SOFRRATE + 1.790%, 04/25/2036 (B)	895	950
Aon Corp / Aon Global Holdings PLC
3.900%, 02/28/2052	1,575	1,199
Apollo Global Management
5.800%, 05/21/2054	3,215	3,187
Arthur J Gallagher
5.550%, 02/15/2055	2,190	2,131
Athene Holding
6.625%, 05/19/2055	270	280
6.250%, 04/01/2054	270	266
Australia & New Zealand Banking Group
5.816%, H15T1Y + 1.350%, 06/18/2036 (A)(B)	2,085	2,180
Bank of America
7.750%, 05/14/2038	450	553
6.000%, 10/15/2036	5,320	5,840
5.468%, SOFRRATE + 1.650%, 01/23/2035 (B)	1,500	1,577
3.311%, SOFRRATE + 1.580%, 04/22/2042 (B)	19,179	15,345
2.972%, SOFRRATE + 1.560%, 07/21/2052 (B)	850	573
Bank of America MTN
5.875%, 02/07/2042	1,300	1,403
4.244%, TSFR3M + 2.076%, 04/24/2038 (B)	1,000	945
4.083%, TSFR3M + 3.412%, 03/20/2051 (B)	10,265	8,458
4.078%, TSFR3M + 1.582%, 04/23/2040 (B)	5,465	4,945
2.676%, SOFRRATE + 1.930%, 06/19/2041 (B)	39,283	29,555
Berkshire Hathaway Finance
4.300%, 05/15/2043	1,405	1,269
4.200%, 08/15/2048	1,575	1,344

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
3.850%, 03/15/2052	$5,405	$4,261
2.850%, 10/15/2050	4,196	2,762
BlackRock Funding
5.350%, 01/08/2055	5,075	5,042
5.250%, 03/14/2054	4,750	4,643
Blackstone Holdings Finance LLC
6.250%, 08/15/2042 (A)	4,002	4,278
Blackstone Reg Finance LLC
4.950%, 02/15/2036	910	907
BPCE
6.027%, SOFRRATE + 1.956%, 05/28/2036 (A)(B)	2,615	2,777
Brookfield Asset Management
6.077%, 09/15/2055	4,813	4,962
Brookfield Finance
5.968%, 03/04/2054	2,610	2,654
5.813%, 03/03/2055	2,244	2,233
Brookfield Finance LLC
3.450%, 04/15/2050	520	361
Carlyle Holdings II Finance LLC
5.625%, 03/30/2043 (A)	1,252	1,240
Chubb INA Holdings LLC
6.700%, 05/15/2036	3,710	4,293
4.350%, 11/03/2045	2,780	2,463
3.050%, 12/15/2061	2,400	1,509
Cincinnati Financial
6.125%, 11/01/2034	1,853	2,001
Citibank
5.570%, 04/30/2034	2,480	2,642
Citigroup
8.125%, 07/15/2039	5,115	6,616
5.612%, SOFRRATE + 1.746%, 03/04/2056 (B)	6,735	6,851
5.316%, SOFRRATE + 4.548%, 03/26/2041 (B)	4,315	4,370
5.174%, SOFRRATE + 1.488%, 09/11/2036 (B)	1,000	1,021
4.650%, 07/30/2045	1,134	1,035
4.281%, TSFR3M + 2.101%, 04/24/2048 (B)	5,425	4,633
3.878%, TSFR3M + 1.430%, 01/24/2039 (B)	3,630	3,241
2.904%, SOFRRATE + 1.379%, 11/03/2042 (B)	3,230	2,408
Citigroup Capital III
7.625%, 12/01/2036	890	1,005
CME Group
4.150%, 06/15/2048	1,634	1,397
CSL Finance PLC
5.106%, 04/03/2034 (A)	1,345	1,388
4.750%, 04/27/2052 (A)	3,084	2,704
4.625%, 04/27/2042 (A)	320	294

SEI Institutional Investments Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Farmers Exchange Capital
7.200%, 07/15/2048 (A)	$800	$834
Farmers Exchange Capital II
6.151%, TSFR3M + 4.006%, 11/01/2053 (A)(B)	2,890	2,873
Farmers Insurance Exchange
7.000%, H15T10Y + 3.864%, 10/15/2064 (A)(B)	830	858
4.747%, SOFRRATE + 3.231%, 11/01/2057 (A)(B)	310	266
Global Atlantic Finance
6.750%, 03/15/2054 (A)	545	558
Global Payments
5.950%, 08/15/2052	290	279
Goldman Sachs Capital I
6.345%, 02/15/2034	5,195	5,542
Goldman Sachs Group
6.250%, 02/01/2041	4,014	4,436
5.734%, SOFRRATE + 1.696%, 01/28/2056 (B)	5,930	6,161
5.561%, SOFRRATE + 1.580%, 11/19/2045 (B)	7,505	7,649
5.150%, 05/22/2045	425	405
5.016%, SOFRRATE + 1.420%, 10/23/2035 (B)	1,650	1,676
4.939%, SOFRRATE + 1.330%, 10/21/2036 (B)	1,245	1,250
4.411%, TSFR3M + 1.692%, 04/23/2039 (B)	15,590	14,619
4.017%, TSFR3M + 1.635%, 10/31/2038 (B)	8,275	7,519
3.436%, SOFRRATE + 1.632%, 02/24/2043 (B)	1,390	1,100
3.210%, SOFRRATE + 1.513%, 04/22/2042 (B)	3,928	3,065
2.908%, SOFRRATE + 1.472%, 07/21/2042 (B)	4,300	3,205
Goldman Sachs Group MTN
4.800%, 07/08/2044	3,883	3,649
HSBC Bank USA
7.000%, 01/15/2039	7,777	9,190
HSBC Holdings PLC
6.500%, 09/15/2037	2,690	2,979
6.332%, SOFRRATE + 2.650%, 03/09/2044 (B)	1,415	1,565
Huntington Bancshares
6.141%, H15T5Y + 1.700%, 11/18/2039 (B)	795	829
Intercontinental Exchange
4.250%, 09/21/2048	3,740	3,168
JAB Holdings BV
4.500%, 04/08/2052 (A)	675	532
JPMorgan Chase
6.400%, 05/15/2038	894	1,023

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
5.600%, 07/15/2041	$2,670	$2,821
5.576%, SOFRRATE + 1.635%, 07/23/2036 (B)	3,082	3,225
5.534%, SOFRRATE + 1.550%, 11/29/2045 (B)	6,240	6,458
5.500%, 10/15/2040	2,565	2,709
5.400%, 01/06/2042	2,744	2,823
5.336%, SOFRRATE + 1.620%, 01/23/2035 (B)	8,500	8,892
4.946%, SOFRRATE + 1.340%, 10/22/2035 (B)	2,935	2,990
4.032%, TSFR3M + 1.722%, 07/24/2048 (B)	1,235	1,032
3.964%, TSFR3M + 1.642%, 11/15/2048 (B)	8,810	7,260
3.897%, TSFR3M + 1.482%, 01/23/2049 (B)	4,975	4,052
3.882%, TSFR3M + 1.622%, 07/24/2038 (B)	19,990	18,203
3.328%, SOFRRATE + 1.580%, 04/22/2052 (B)	7,883	5,713
3.157%, TSFR3M + 1.460%, 04/22/2042 (B)	4,335	3,413
3.109%, SOFRRATE + 2.440%, 04/22/2051 (B)	175	122
3.109%, TSFR3M + 2.460%, 04/22/2041 (B)	400	319
2.525%, TSFR3M + 1.510%, 11/19/2041 (B)	7,220	5,276
KKR Group Finance II LLC
5.500%, 02/01/2043 (A)	1,073	1,058
KKR Group Finance III LLC
5.125%, 06/01/2044 (A)	2,752	2,602
Lloyds Banking Group PLC
4.943%, H15T1Y + 0.970%, 11/04/2036 (B)	3,090	3,080
LSEGA Financing PLC
3.200%, 04/06/2041 (A)	4,214	3,282
M&T Bank
5.385%, SOFRRATE + 1.610%, 01/16/2036 (B)	135	138
Marsh & McLennan
6.250%, 11/01/2052	2,640	2,899
5.700%, 09/15/2053	1,490	1,526
5.450%, 03/15/2053	1,030	1,011
5.450%, 03/15/2054	75	74
5.400%, 03/15/2055	962	942
4.900%, 03/15/2049	2,727	2,501
4.350%, 01/30/2047	1,225	1,055
4.200%, 03/01/2048	3,890	3,268
2.900%, 12/15/2051	1,175	759
Massachusetts Mutual Life Insurance
4.900%, 04/01/2077 (A)	2,690	2,237
3.729%, 10/15/2070 (A)	2,275	1,512

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2025

Long Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Mastercard
3.950%, 02/26/2048	$1,165	$963
3.850%, 03/26/2050	5,886	4,721
MetLife
5.875%, 02/06/2041	500	529
5.700%, 06/15/2035	1,674	1,795
5.250%, 01/15/2054	1,175	1,136
5.000%, 07/15/2052	4,310	3,996
4.875%, 11/13/2043	2,500	2,349
4.721%, 12/15/2044	3,225	2,952
4.125%, 08/13/2042	2,260	1,948
4.050%, 03/01/2045	1,200	1,003
Moody's
4.875%, 12/17/2048	1,766	1,598
3.250%, 05/20/2050	420	290
2.750%, 08/19/2041	250	182
Morgan Stanley
5.664%, SOFRRATE + 1.757%, 04/17/2036 (B)	2,685	2,850
5.516%, SOFRRATE + 1.710%, 11/19/2055 (B)	9,035	9,141
4.892%, SOFRRATE + 1.314%, 10/22/2036 (B)	2,475	2,483
4.457%, TSFR3M + 1.693%, 04/22/2039 (B)	3,743	3,551
3.217%, SOFRRATE + 1.485%, 04/22/2042 (B)	5,550	4,387
Morgan Stanley MTN
5.831%, SOFRRATE + 1.580%, 04/19/2035 (B)	6,200	6,650
4.375%, 01/22/2047	120	106
4.300%, 01/27/2045	6,615	5,800
3.971%, TSFR3M + 1.455%, 07/22/2038 (B)	9,935	9,036
2.802%, SOFRRATE + 1.430%, 01/25/2052 (B)	740	481
Nationwide Mutual Insurance
9.375%, 08/15/2039 (A)	1,820	2,474
4.350%, 04/30/2050 (A)	2,615	2,077
New York Life Global Funding
5.350%, 01/23/2035 (A)	2,500	2,620
New York Life Insurance
6.750%, 11/15/2039 (A)	3,485	4,019
5.875%, 05/15/2033 (A)	1,170	1,248
3.750%, 05/15/2050 (A)	1,460	1,102
Northwestern Mutual Life Insurance
6.170%, 05/29/2055 (A)	3,230	3,477
3.625%, 09/30/2059 (A)	5,402	3,789
Pacific Life Insurance
4.300%, SOFRRATE + 2.796%, 10/24/2067 (A)(B)	388	316
PayPal Holdings
3.250%, 06/01/2050	2,450	1,706

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
PNC Financial Services Group
5.676%, SOFRRATE + 1.902%, 01/22/2035 (B)	$100	$106
5.575%, SOFRRATE + 1.394%, 01/29/2036 (B)	560	589
5.401%, SOFRRATE + 1.599%, 07/23/2035 (B)	3,095	3,226
Progressive
3.700%, 03/15/2052	4,055	3,126
Prudential Financial MTN
5.700%, 12/14/2036	2,613	2,798
3.700%, 03/13/2051	2,980	2,259
Raymond James Financial
5.650%, 09/11/2055	1,510	1,495
4.950%, 07/15/2046	1,164	1,077
3.750%, 04/01/2051	2,294	1,721
Royal Bank of Canada
6.500%, H15T5Y + 2.462%, 11/24/2085 (B)	665	662
S&P Global
3.900%, 03/01/2062	550	420
3.250%, 12/01/2049	3,016	2,171
Santander UK Group Holdings
5.136%, SOFRINDX + 1.578%, 09/22/2036 (B)	480	480
Sumitomo Mitsui Financial Group
5.796%, SOFRRATE + 1.780%, 07/08/2046 (B)	1,710	1,762
Teachers Insurance & Annuity Association of America
4.900%, 09/15/2044 (A)	4,025	3,713
4.270%, 05/15/2047 (A)	2,793	2,337
3.300%, 05/15/2050 (A)	3,275	2,279
Travelers
5.700%, 07/24/2055	70	73
5.450%, 05/25/2053	3,370	3,382
4.600%, 08/01/2043	3,535	3,222
4.100%, 03/04/2049	3,853	3,183
4.050%, 03/07/2048	1,300	1,073
Travelers MTN
6.250%, 06/15/2037	1,205	1,352
Truist Financial MTN
5.867%, SOFRRATE + 2.361%, 06/08/2034 (B)	1,570	1,674
5.711%, SOFRRATE + 1.922%, 01/24/2035 (B)	6,485	6,858
5.122%, SOFRRATE + 1.852%, 01/26/2034 (B)	640	654
UBS
4.500%, 06/26/2048	2,140	1,909
UBS Group
5.580%, SOFRRATE + 1.760%, 05/09/2036 (A)(B)	1,500	1,574

SEI Institutional Investments Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Visa
4.300%, 12/14/2045	$6,850	$6,064
2.000%, 08/15/2050	6,215	3,443
Wells Fargo
7.950%, 11/15/2029	340	380
6.600%, 01/15/2038	9,970	11,302
5.950%, 08/26/2036	4,310	4,635
5.950%, 12/15/2036	1,002	1,048
5.850%, 02/01/2037	8,552	9,106
5.605%, SOFRRATE + 1.740%, 04/23/2036 (B)	2,515	2,667
5.499%, SOFRRATE + 1.780%, 01/23/2035 (B)	4,480	4,711
3.900%, 05/01/2045	3,324	2,743
3.068%, SOFRRATE + 2.530%, 04/30/2041 (B)	4,195	3,313
Wells Fargo MTN
5.013%, TSFR3M + 4.502%, 04/04/2051 (B)	16,362	15,361
4.900%, 11/17/2045	1,520	1,387
4.750%, 12/07/2046	4,395	3,928
4.650%, 11/04/2044	2,095	1,868
4.611%, SOFRRATE + 2.130%, 04/25/2053 (B)	4,875	4,297
4.400%, 06/14/2046	6,475	5,513
Westpac Banking
5.618%, H15T1Y + 1.200%, 11/20/2035 (B)	1,265	1,316
XL Group
5.250%, 12/15/2043	2,405	2,310

		592,508

Health Care — 13.7%
Abbott Laboratories
5.300%, 05/27/2040	1,520	1,586
4.900%, 11/30/2046	3,328	3,184
AbbVie
5.600%, 03/15/2055	1,035	1,062
5.500%, 03/15/2064	3,590	3,578
5.400%, 03/15/2054	14,289	14,243
5.350%, 03/15/2044	4,214	4,237
4.750%, 03/15/2045	6,315	5,861
4.700%, 05/14/2045	3,704	3,412
4.400%, 11/06/2042	635	577
4.250%, 11/21/2049	20,296	17,134
4.050%, 11/21/2039	600	543
Advocate Health & Hospitals
4.272%, 08/15/2048	1,717	1,461
Alcon Finance
3.800%, 09/23/2049 (A)	570	442
Allina Health System
4.805%, 11/15/2045	1,666	1,538

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Amgen
4.875%, 03/01/2053	$530	$477
4.663%, 06/15/2051	800	701
4.400%, 05/01/2045	1,020	890
Ascension Health
4.923%, 11/15/2035	2,400	2,438
4.847%, 11/15/2053	520	479
3.945%, 11/15/2046	1,291	1,065
3.106%, 11/15/2039	3,035	2,443
AstraZeneca PLC
6.450%, 09/15/2037	3,644	4,205
4.375%, 11/16/2045	3,734	3,352
2.125%, 08/06/2050	790	455
Banner Health
2.907%, 01/01/2042	1,781	1,336
Baptist Health South Florida
4.342%, 11/15/2041	610	539
Bayer US Finance II LLC
4.875%, 06/25/2048 (A)	3,500	2,963
4.700%, 07/15/2064 (A)	965	737
4.400%, 07/15/2044 (A)	2,272	1,837
3.950%, 04/15/2045 (A)	2,237	1,670
Bayer US Finance LLC
6.875%, 11/21/2053 (A)	940	1,017
6.500%, 11/21/2033 (A)	150	162
Baylor Scott & White Holdings
4.185%, 11/15/2045	1,250	1,068
Bristol-Myers Squibb
5.550%, 02/22/2054	6,105	6,168
4.550%, 02/20/2048	2,534	2,237
4.250%, 10/26/2049	12,939	10,829
3.900%, 03/15/2062	1,910	1,416
3.700%, 03/15/2052	7,964	6,018
3.550%, 03/15/2042	1,060	867
Carilion Clinic Obligated Group
3.147%, 07/01/2051	535	357
Children's Health Care
3.448%, 08/15/2049	815	583
Children's Hospital Medical Center
2.820%, 11/15/2050	780	494
Cigna Group
3.875%, 10/15/2047	1,200	939
City of Hope
5.623%, 11/15/2043	920	914
Cleveland Clinic Foundation
4.858%, 01/01/2114	976	853
CommonSpirit Health
5.662%, 09/01/2055	255	252
5.580%, 09/01/2045	1,285	1,276
4.975%, 09/01/2035	1,030	1,029
4.187%, 10/01/2049	1,070	858
CVS Health
5.875%, 06/01/2053	290	286

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2025

Long Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
5.050%, 03/25/2048	$4,290	$3,849
4.780%, 03/25/2038	3,195	3,037
Danaher
2.800%, 12/10/2051	1,315	849
Elevance Health
6.100%, 10/15/2052	350	365
5.850%, 11/01/2064	675	671
5.700%, 02/15/2055	1,550	1,535
5.650%, 06/15/2054	2,206	2,172
Eli Lilly
5.650%, 10/15/2065	4,456	4,612
5.550%, 10/15/2055	1,750	1,807
5.500%, 02/12/2055	2,215	2,275
5.200%, 08/14/2064	2,451	2,369
5.100%, 02/09/2064	3,497	3,317
5.050%, 08/14/2054	5,165	4,951
5.000%, 02/09/2054	5,350	5,112
4.950%, 02/27/2063	4,509	4,198
4.875%, 02/27/2053	3,470	3,256
3.950%, 03/15/2049	3,545	2,918
2.250%, 05/15/2050	3,940	2,329
GE HealthCare Technologies
6.377%, 11/22/2052	680	754
Gilead Sciences
5.500%, 11/15/2054	6,650	6,716
4.800%, 04/01/2044	750	703
4.500%, 02/01/2045	2,155	1,941
4.150%, 03/01/2047	2,590	2,192
GlaxoSmithKline Capital
6.375%, 05/15/2038	6,029	6,861
Health Care Service A Mutual Legal Reserve
5.875%, 06/15/2054 (A)	3,248	3,186
3.200%, 06/01/2050 (A)	3,875	2,525
Hoag Memorial Hospital Presbyterian
3.803%, 07/15/2052	1,385	1,079
Humana
8.150%, 06/15/2038	1,510	1,832
5.750%, 04/15/2054	1,151	1,104
4.625%, 12/01/2042	505	441
Indiana University Health Obligated Group
3.970%, 11/01/2048	1,780	1,453
Johnson & Johnson
4.850%, 05/15/2041	6,672	6,683
3.625%, 03/03/2037	790	724
3.400%, 01/15/2038	4,100	3,651
2.100%, 09/01/2040	1,335	955
Kaiser Foundation Hospitals
4.150%, 05/01/2047	710	601
3.266%, 11/01/2049	1,850	1,323
2.810%, 06/01/2041	6,415	4,822
Mass General Brigham
3.765%, 07/01/2048	650	511
3.342%, 07/01/2060	1,015	685

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
3.192%, 07/01/2049	$2,467	$1,734
Memorial Health Services
3.447%, 11/01/2049	2,675	1,937
Memorial Sloan-Kettering Cancer Center
5.000%, 07/01/2042	235	229
4.125%, 07/01/2052	2,290	1,880
Merck
5.700%, 09/15/2055	7,454	7,723
5.000%, 05/17/2053	3,295	3,119
4.900%, 05/17/2044	2,480	2,372
4.150%, 05/18/2043	2,700	2,374
4.000%, 03/07/2049	550	450
3.900%, 03/07/2039	1,300	1,175
3.700%, 02/10/2045	7,880	6,400
2.900%, 12/10/2061	2,286	1,374
2.750%, 12/10/2051	1,715	1,091
2.350%, 06/24/2040	1,570	1,150
Merck Sharp & Dohme Corp
5.750%, 11/15/2036	1,200	1,311
MyMichigan Health
3.409%, 06/01/2050	2,220	1,582
New York and Presbyterian Hospital
4.763%, 08/01/2116	1,275	1,069
Northwell Healthcare
4.260%, 11/01/2047	640	530
Novant Health
3.168%, 11/01/2051	2,615	1,793
Novartis Capital
5.300%, 11/05/2055	3,425	3,397
4.400%, 05/06/2044	3,415	3,102
4.000%, 11/20/2045	775	659
NYU Langone Hospitals
5.750%, 07/01/2043	1,560	1,625
4.368%, 07/01/2047	1,520	1,349
Orlando Health Obligated Group
3.327%, 10/01/2050	755	546
PeaceHealth Obligated Group
4.787%, 11/15/2048	997	876
3.218%, 11/15/2050	3,520	2,336
Pfizer
4.400%, 05/15/2044	965	876
4.300%, 06/15/2043	2,500	2,221
4.200%, 09/15/2048	5,485	4,635
4.100%, 09/15/2038	1,900	1,755
3.900%, 03/15/2039	2,100	1,885
2.550%, 05/28/2040	575	428
Pfizer Investment Enterprises Pte
5.340%, 05/19/2063	1,223	1,161
5.300%, 05/19/2053	10,085	9,775
5.110%, 05/19/2043	6,965	6,789
Providence St. Joseph Health Obligated Group
3.744%, 10/01/2047	1,520	1,165

SEI Institutional Investments Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Rady Children's Hospital-San Diego
3.154%, 08/15/2051	$865	$592
Revvity
3.625%, 03/15/2051	325	234
Roche Holdings
5.218%, 03/08/2054 (A)	5,769	5,696
2.607%, 12/13/2051 (A)	700	438
Sentara Health
2.927%, 11/01/2051	805	520
Shands Teaching Hospital and Clinics
4.741%, 12/01/2042	1,750	1,566
Sharp HealthCare
2.680%, 08/01/2050	1,500	946
Stanford Health Care
3.795%, 11/15/2048	4,237	3,344
Sutter Health
5.547%, 08/15/2053	1,478	1,503
Takeda Pharmaceutical
5.650%, 07/05/2054	500	504
3.175%, 07/09/2050	1,720	1,175
3.025%, 07/09/2040	700	543
Trinity Health
4.125%, 12/01/2045	1,277	1,089
UnitedHealth Group
6.625%, 11/15/2037	1,080	1,235
6.500%, 06/15/2037	850	960
5.950%, 02/15/2041	1,130	1,210
5.950%, 06/15/2055	1,385	1,451
5.875%, 02/15/2053	8,246	8,503
5.750%, 07/15/2064	3,963	3,973
5.625%, 07/15/2054	16,443	16,473
5.500%, 07/15/2044	2,905	2,928
5.500%, 04/15/2064	2,815	2,711
5.375%, 04/15/2054	695	671
5.050%, 04/15/2053	80	74
4.750%, 07/15/2045	4,310	3,944
4.750%, 05/15/2052	3,640	3,217
4.450%, 12/15/2048	12,694	10,888
4.250%, 04/15/2047	2,610	2,187
4.250%, 06/15/2048	7,230	6,031
4.200%, 01/15/2047	1,477	1,231
3.950%, 10/15/2042	6,485	5,471
3.750%, 10/15/2047	760	591
3.700%, 08/15/2049	1,726	1,307
3.500%, 08/15/2039	4,270	3,606
3.250%, 05/15/2051	7,820	5,397
3.050%, 05/15/2041	8,156	6,275
2.900%, 05/15/2050	1,570	1,020
West Virginia United Health System Obligated Group
3.129%, 06/01/2050	900	581
Willis-Knighton Medical Center
4.813%, 09/01/2048	1,585	1,410

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Wyeth LLC
5.950%, 04/01/2037	$13,234	$14,443

		432,243

Industrials — 6.8%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
4.950%, 09/10/2034	1,125	1,125
3.850%, 10/29/2041	560	462
Airbus
3.950%, 04/10/2047 (A)	1,650	1,383
American Airlines Pass-Through Trust, Ser 2016-2, Cl AA
3.200%, 06/15/2028	602	585
BAE Systems PLC
3.000%, 09/15/2050 (A)	3,731	2,550
Boeing
7.008%, 05/01/2064	980	1,122
5.805%, 05/01/2050	5,000	4,980
5.705%, 05/01/2040	1,875	1,926
3.750%, 02/01/2050	845	627
Booz Allen Hamilton
5.950%, 04/15/2035	560	582
Burlington Northern Santa Fe LLC
5.800%, 03/15/2056	2,390	2,502
5.500%, 03/15/2055	1,897	1,905
5.200%, 04/15/2054	1,660	1,598
5.150%, 09/01/2043	1,240	1,221
4.900%, 04/01/2044	9,126	8,730
4.550%, 09/01/2044	3,535	3,201
4.450%, 03/15/2043	560	506
4.450%, 01/15/2053	2,584	2,222
4.400%, 03/15/2042	2,825	2,565
4.375%, 09/01/2042	280	253
4.150%, 04/01/2045	9,225	7,882
4.050%, 06/15/2048	1,885	1,553
3.300%, 09/15/2051	4,705	3,327
3.050%, 02/15/2051	2,205	1,492
2.875%, 06/15/2052	4,200	2,700
Canadian National Railway
6.200%, 06/01/2036	3,835	4,306
4.500%, 11/07/2043	1,720	1,508
4.400%, 08/05/2052	2,796	2,401
Canadian Pacific Railway
6.125%, 09/15/2115	1,405	1,434
Caterpillar
4.750%, 05/15/2064	465	419
CSX
4.900%, 03/15/2055	9,825	8,990
4.500%, 11/15/2052	1,915	1,659
4.500%, 08/01/2054	1,625	1,396
Cummins
2.600%, 09/01/2050	2,660	1,651

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2025

Long Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Deere
5.700%, 01/19/2055	$2,610	$2,761
5.450%, 01/16/2035	2,157	2,294
3.900%, 06/09/2042	800	698
2.875%, 09/07/2049	3,095	2,114
Emerson Electric
2.800%, 12/21/2051	3,636	2,367
General Dynamics
4.250%, 04/01/2040	2,025	1,883
4.250%, 04/01/2050	4,054	3,515
Honeywell International
5.350%, 03/01/2064	1,955	1,906
5.250%, 03/01/2054	5,585	5,409
Lockheed Martin
5.200%, 02/15/2055	4,135	3,969
5.200%, 02/15/2064	4,000	3,790
4.700%, 05/15/2046	550	506
4.300%, 06/15/2062	2,176	1,766
4.090%, 09/15/2052	6,692	5,442
4.070%, 12/15/2042	6,826	5,925
2.800%, 06/15/2050	1,060	688
Norfolk Southern
4.837%, 10/01/2041	4,100	3,915
3.700%, 03/15/2053	500	370
Northrop Grumman
5.200%, 06/01/2054	850	813
4.030%, 10/15/2047	15	12
PACCAR Financial MTN
5.000%, 03/22/2034	1,832	1,907
RTX
6.125%, 07/15/2038	295	327
4.625%, 11/16/2048	1,315	1,169
4.500%, 06/01/2042	4,317	3,939
3.750%, 11/01/2046	2,039	1,606
2.820%, 09/01/2051	650	415
Siemens Financieringsmaatschappij
4.400%, 05/27/2045 (A)	215	192
2.875%, 03/11/2041 (A)	3,030	2,323
Siemens Funding BV
5.900%, 05/28/2065 (A)	1,525	1,631
5.800%, 05/28/2055 (A)	2,735	2,910
Snap-on
4.100%, 03/01/2048	4,686	3,937
TTX
4.600%, 02/01/2049 (A)	2,842	2,529
Uber Technologies
5.350%, 09/15/2054	3,380	3,272
4.800%, 09/15/2035	3,420	3,418
Union Pacific
5.600%, 12/01/2054	490	498
4.950%, 05/15/2053	180	168
3.875%, 02/01/2055	2,075	1,595
3.839%, 03/20/2060	17,254	12,789

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
3.500%, 02/14/2053	$7,630	$5,548
3.375%, 02/14/2042	760	608
2.973%, 09/16/2062	2,685	1,610
2.950%, 03/10/2052	14,343	9,392
Union Pacific MTN
3.550%, 08/15/2039	855	738
United Airlines Pass-Through Trust, Ser 2023-1, Cl A
5.800%, 01/15/2036	1,026	1,083
United Airlines Pass-Through Trust, Ser 2024-1
5.450%, 02/15/2037	1,381	1,431
United Parcel Service
6.200%, 01/15/2038	1,492	1,662
6.050%, 05/14/2065	1,115	1,173
5.500%, 05/22/2054	1,035	1,029
5.200%, 04/01/2040	800	815
5.050%, 03/03/2053	5,574	5,210
3.625%, 10/01/2042	1,165	948
Waste Management
5.350%, 10/15/2054	5,806	5,764
WW Grainger
4.600%, 06/15/2045	1,893	1,733

		214,275

Information Technology — 6.2%
Amphenol
5.300%, 11/15/2055	6,836	6,659
Analog Devices
2.950%, 10/01/2051	6,322	4,175
2.800%, 10/01/2041	2,935	2,191
Apple
4.650%, 02/23/2046	6,314	5,923
4.375%, 05/13/2045	9,283	8,438
3.850%, 05/04/2043	530	456
3.850%, 08/04/2046	13,385	11,085
3.750%, 09/12/2047	6,550	5,299
3.750%, 11/13/2047	160	130
3.450%, 02/09/2045	9,400	7,492
2.850%, 08/05/2061	4,760	2,910
2.800%, 02/08/2061	1,390	842
2.700%, 08/05/2051	3,550	2,279
2.650%, 05/11/2050	1,440	927
2.650%, 02/08/2051	15,060	9,622
2.375%, 02/08/2041	1,325	965
Applied Materials
4.600%, 01/15/2036	3,400	3,375
4.350%, 04/01/2047	1,481	1,304
AppLovin
5.950%, 12/01/2054	1,045	1,051
Broadcom
5.200%, 07/15/2035	4,705	4,899
4.926%, 05/15/2037 (A)	1,530	1,538

SEI Institutional Investments Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.900%, 02/15/2038	$10,650	$10,630
3.500%, 02/15/2041	1,890	1,571
3.187%, 11/15/2036 (A)	880	760
Cisco Systems
5.900%, 02/15/2039	3,135	3,422
5.500%, 01/15/2040	2,094	2,209
5.350%, 02/26/2064	3,655	3,554
5.300%, 02/26/2054	5,307	5,201
Foundry JV Holdco LLC
6.300%, 01/25/2039 (A)	1,840	1,976
6.100%, 01/25/2036 (A)	950	1,009
Intel
3.250%, 11/15/2049	995	655
International Business Machines
5.700%, 02/10/2055	12,675	12,812
4.150%, 05/15/2039	3,200	2,896
4.000%, 06/20/2042	1,740	1,488
Intuit
5.500%, 09/15/2053	630	633
KLA
5.000%, 03/15/2049	562	527
4.950%, 07/15/2052	3,327	3,090
3.300%, 03/01/2050	490	349
Lam Research
2.875%, 06/15/2050	3,918	2,607
Microsoft
3.041%, 03/17/2062	12,873	8,342
2.921%, 03/17/2052	13,149	8,939
2.675%, 06/01/2060	615	366
2.525%, 06/01/2050	17,146	10,839
NVIDIA
3.500%, 04/01/2050	2,175	1,659
Oracle
6.100%, 09/26/2065	1,925	1,793
5.950%, 09/26/2055	1,240	1,162
5.875%, 09/26/2045	2,190	2,065
4.125%, 05/15/2045	750	565
4.000%, 07/15/2046	2,831	2,067
4.000%, 11/15/2047	1,002	728
3.950%, 03/25/2051	2,375	1,653
3.600%, 04/01/2040	4,128	3,184
QUALCOMM
4.300%, 05/20/2047	2,930	2,508
Salesforce
2.900%, 07/15/2051	4,285	2,782
2.700%, 07/15/2041	1,825	1,341
Synopsys
5.700%, 04/01/2055	130	130
Texas Instruments
5.150%, 02/08/2054	2,005	1,927
5.050%, 05/18/2063	7,040	6,474

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
5.000%, 03/14/2053	$1,140	$1,068

		196,541

Materials — 1.6%
Anglo American Capital PLC
6.000%, 04/05/2054 (A)	1,520	1,555
3.950%, 09/10/2050 (A)	490	375
Barrick North America Finance LLC
5.750%, 05/01/2043	1,790	1,848
Barrick PD Australia Finance Pty
5.950%, 10/15/2039	2,345	2,505
BHP Billiton Finance USA
5.750%, 09/05/2055	7,855	8,189
5.250%, 09/08/2033	1,000	1,044
5.000%, 02/15/2036	1,840	1,875
5.000%, 09/30/2043	4,200	4,037
Ecolab
5.000%, 09/01/2035	4,135	4,246
2.700%, 12/15/2051	2,430	1,529
FMC
6.375%, 05/18/2053	1,403	1,133
Glencore Funding LLC
6.141%, 04/01/2055 (A)	3,805	3,988
5.893%, 04/04/2054 (A)	210	212
5.673%, 04/01/2035 (A)	3,705	3,895
3.875%, 04/27/2051 (A)	1,495	1,131
International Flavors & Fragrances
5.000%, 09/26/2048	1,138	1,017
4.375%, 06/01/2047	105	86
3.468%, 12/01/2050 (A)	30	21
3.268%, 11/15/2040 (A)	575	447
Orbia Advance
7.500%, 05/13/2035 (A)	350	344
Packaging Corp of America
3.050%, 10/01/2051	290	191
Rio Tinto Finance USA
5.200%, 11/02/2040	2,902	2,930
2.750%, 11/02/2051	3,500	2,208
Rio Tinto Finance USA PLC
5.875%, 03/14/2065	445	465
5.750%, 03/14/2055	2,081	2,155
5.250%, 03/14/2035	1,025	1,063
Smurfit Kappa Treasury ULC
5.777%, 04/03/2054	955	966

		49,455

Real Estate — 1.1%
Alexandria Real Estate Equities
4.850%, 04/15/2049	210	180
3.550%, 03/15/2052	580	395
American Homes 4 Rent LP
4.300%, 04/15/2052	945	760
3.375%, 07/15/2051	50	34

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2025

Long Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
American Tower
3.700%, 10/15/2049	$600	$450
ERP Operating LP
4.500%, 07/01/2044	1,000	893
4.500%, 06/01/2045	900	801
Essex Portfolio LP
2.650%, 09/01/2050	1,050	644
Kilroy Realty
6.250%, 01/15/2036	835	868
5.875%, 10/15/2035	1,685	1,710
Kimco Realty OP LLC
3.700%, 10/01/2049	1,355	1,026
Nationwide Health Properties MTN
6.900%, 10/01/2037	1,600	1,789
NNN REIT
3.000%, 04/15/2052	590	375
Prologis LP
5.250%, 05/15/2035	955	991
5.250%, 06/15/2053	3,512	3,392
5.250%, 03/15/2054	1,700	1,643
2.125%, 10/15/2050	4,450	2,448
Prologis Targeted US Logistics Fund
4.750%, 01/15/2036 (A)	1,265	1,244
Regency Centers LP
4.400%, 02/01/2047	915	793
Scentre Group Trust 2
5.125%, H15T5Y + 4.685%, 09/24/2080 (A)(B)	3,895	3,929
Simon Property Group LP
6.750%, 02/01/2040	2,365	2,744
5.850%, 03/08/2053	3,349	3,464
4.250%, 11/30/2046	2,200	1,854
3.800%, 07/15/2050	1,400	1,068
3.250%, 09/13/2049	1,500	1,051
VICI Properties LP
5.625%, 05/15/2052	695	654
Weyerhaeuser
4.000%, 03/09/2052	670	525

		35,725

Utilities — 17.5%
AEP Transmission LLC
5.400%, 03/15/2053	1,500	1,487
4.000%, 12/01/2046	4,373	3,582
3.800%, 06/15/2049	1,800	1,385
3.650%, 04/01/2050	2,225	1,684
3.150%, 09/15/2049	1,760	1,215
2.750%, 08/15/2051	405	255
Alabama Power
5.200%, 06/01/2041	155	154
4.300%, 07/15/2048	1,420	1,203
3.850%, 12/01/2042	7,344	6,124

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Ameren Illinois
5.900%, 12/01/2052	$1,032	$1,092
5.625%, 03/01/2055	3,372	3,433
3.700%, 12/01/2047	3,715	2,886
3.250%, 03/15/2050	50	35
2.900%, 06/15/2051	3,724	2,422
American Electric Power
6.050%, H15T5Y + 1.940%, 03/15/2056 (B)	1,345	1,345
American Transmission Systems
5.000%, 09/01/2044 (A)	850	807
American Water Capital
5.700%, 09/01/2055	965	982
3.750%, 09/01/2047	1,000	781
Appalachian Power
6.700%, 08/15/2037	50	56
5.800%, 10/01/2035	125	134
4.500%, 03/01/2049	700	588
Arizona Public Service
5.050%, 09/01/2041	50	48
4.500%, 04/01/2042	312	279
4.250%, 03/01/2049	450	371
4.200%, 08/15/2048	950	781
3.350%, 05/15/2050	550	386
Atmos Energy
4.125%, 10/15/2044	2,000	1,716
Baltimore Gas and Electric
5.400%, 06/01/2053	1,926	1,888
4.550%, 06/01/2052	594	513
3.500%, 08/15/2046	4,995	3,762
2.900%, 06/15/2050	1,025	670
Basin Electric Power Cooperative
5.850%, 10/15/2055 (A)	675	676
Berkshire Hathaway Energy
4.600%, 05/01/2053	500	429
4.450%, 01/15/2049	3,980	3,364
4.250%, 10/15/2050	4,580	3,736
3.800%, 07/15/2048	12,990	9,960
Black Hills
4.200%, 09/15/2046	635	514
Boston Gas
6.119%, 07/20/2053 (A)	460	469
4.487%, 02/15/2042 (A)	250	218
CenterPoint Energy Houston Electric LLC
5.150%, 03/01/2034	965	998
4.500%, 04/01/2044	483	432
3.950%, 03/01/2048	1,000	810
3.600%, 03/01/2052	695	519
2.900%, 07/01/2050	875	579
Chile Electricity Lux Mpc II SARL
5.580%, 10/20/2035 (A)	1,564	1,611
Commonwealth Edison
5.950%, 06/01/2055	880	934

SEI Institutional Investments Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
5.300%, 02/01/2053	$1,940	$1,877
4.700%, 01/15/2044	5,213	4,781
4.600%, 08/15/2043	1,620	1,472
4.000%, 03/01/2048	2,925	2,369
4.000%, 03/01/2049	1,435	1,144
3.850%, 03/15/2052	900	694
3.750%, 08/15/2047	3,235	2,527
3.700%, 03/01/2045	4,845	3,855
3.125%, 03/15/2051	4,600	3,130
Connecticut Light and Power
5.250%, 01/15/2053	595	572
4.000%, 04/01/2048	2,652	2,149
Consolidated Edison of New York
6.750%, 04/01/2038	1,915	2,216
6.150%, 11/15/2052	1,635	1,755
5.900%, 11/15/2053	3,955	4,126
5.750%, 11/15/2055	2,380	2,434
5.700%, 06/15/2040	40	42
5.700%, 05/15/2054	498	507
5.500%, 03/15/2055	3,590	3,556
4.625%, 12/01/2054	1,575	1,355
4.500%, 05/15/2058	1,230	1,028
3.950%, 03/01/2043	6,246	5,248
3.950%, 04/01/2050	500	400
3.875%, 06/15/2047	5,872	4,665
3.850%, 06/15/2046	3,427	2,744
3.700%, 11/15/2059	1,150	821
3.000%, 12/01/2060	1,700	1,030
Consumers Energy
4.350%, 04/15/2049	6,068	5,187
4.050%, 05/15/2048	612	505
Dominion Energy
6.200%, H15T5Y + 2.006%, 02/15/2056 (B)	1,085	1,096
4.600%, 03/15/2049	529	446
Dominion Energy South Carolina
5.100%, 06/01/2065	320	290
DTE Electric
5.850%, 05/15/2055	12,843	13,500
3.950%, 06/15/2042	80	67
3.700%, 03/15/2045	1,880	1,506
Duke Energy Carolinas LLC
6.050%, 04/15/2038	1,465	1,602
6.000%, 01/15/2038	2,896	3,150
5.400%, 01/15/2054	1,555	1,544
5.350%, 01/15/2053	1,982	1,939
5.300%, 02/15/2040	6,490	6,656
4.250%, 12/15/2041	5,465	4,883
4.000%, 09/30/2042	12,545	10,704
3.200%, 08/15/2049	930	646
Duke Energy Florida LLC
6.400%, 06/15/2038	2,285	2,587
5.950%, 11/15/2052	3,031	3,187

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.200%, 07/15/2048	$2,000	$1,662
3.400%, 10/01/2046	1,950	1,451
Duke Energy Indiana LLC
6.450%, 04/01/2039	3,040	3,400
6.350%, 08/15/2038	1,430	1,599
5.900%, 05/15/2055	1,200	1,256
4.900%, 07/15/2043	860	809
3.750%, 05/15/2046	750	592
3.250%, 10/01/2049	4,840	3,380
2.750%, 04/01/2050	2,290	1,453
Duke Energy Ohio
4.300%, 02/01/2049	640	534
Duke Energy Progress LLC
5.050%, 03/15/2035	1,555	1,593
4.375%, 03/30/2044	2,880	2,515
4.200%, 08/15/2045	3,250	2,767
4.150%, 12/01/2044	975	826
4.100%, 03/15/2043	860	737
3.600%, 09/15/2047	2,525	1,931
2.500%, 08/15/2050	430	259
Electricite de France
6.375%, 01/13/2055 (A)	960	1,013
Elm Road Generating Station Supercritical LLC
5.848%, 01/19/2041 (A)	1,000	1,060
Enel Finance International
5.750%, 09/30/2055 (A)	445	438
Entergy Arkansas LLC
4.200%, 04/01/2049	1,510	1,241
3.350%, 06/15/2052	2,600	1,806
Entergy Louisiana LLC
5.800%, 03/15/2055	1,900	1,954
5.700%, 03/15/2054	3,515	3,558
4.200%, 09/01/2048	1,030	848
4.200%, 04/01/2050	1,445	1,179
3.100%, 06/15/2041	2,965	2,265
2.900%, 03/15/2051	5,175	3,324
Entergy Mississippi LLC
5.800%, 04/15/2055	1,845	1,898
Entergy Texas
3.550%, 09/30/2049	1,295	943
Essential Utilities
4.276%, 05/01/2049	485	394
Evergy Kansas Central
5.700%, 03/15/2053	500	506
3.450%, 04/15/2050	2,960	2,128
Evergy Metro
5.300%, 10/01/2041	150	149
4.200%, 06/15/2047	500	415
4.200%, 03/15/2048	1,000	833
FirstEnergy Pennsylvania Electric
6.150%, 10/01/2038	100	110

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2025

Long Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
FirstEnergy Transmission LLC
4.550%, 04/01/2049 (A)	$350	$304
Florida Power & Light
5.800%, 03/15/2065	1,260	1,321
5.700%, 03/15/2055	6,780	7,044
5.690%, 03/01/2040	10,548	11,202
5.600%, 06/15/2054	1,655	1,690
4.550%, 10/01/2044	700	613
4.050%, 06/01/2042	2,400	2,077
4.050%, 10/01/2044	2,065	1,733
3.950%, 03/01/2048	2,785	2,271
3.800%, 12/15/2042	3,565	2,975
3.700%, 12/01/2047	821	642
Georgia Power
4.300%, 03/15/2042	6,505	5,785
Idaho Power MTN
4.200%, 03/01/2048	1,485	1,242
Indiana Michigan Power
5.625%, 04/01/2053	700	706
4.550%, 03/15/2046	780	685
4.250%, 08/15/2048	1,005	823
Indianapolis Power & Light
5.050%, 08/15/2035 (A)	1,295	1,314
4.650%, 06/01/2043 (A)	1,750	1,514
International Transmission
4.625%, 08/15/2043	2,525	2,251
Jersey Central Power & Light
6.150%, 06/01/2037	775	850
5.100%, 01/15/2035	1,225	1,244
John Sevier Combined Cycle Generation LLC
4.626%, 01/15/2042	3,818	3,751
Kentucky Utilities
5.850%, 08/15/2055	2,594	2,673
3.300%, 06/01/2050	1,270	891
KeySpan Gas East
5.819%, 04/01/2041 (A)	2,117	2,136
Louisville Gas and Electric
5.850%, 08/15/2055	1,380	1,417
MidAmerican Energy
5.850%, 09/15/2054	550	576
5.500%, 11/15/2056	560	558
4.800%, 09/15/2043	5,260	4,890
4.400%, 10/15/2044	2,290	2,013
4.250%, 05/01/2046	1,925	1,644
4.250%, 07/15/2049	1,656	1,383
3.950%, 08/01/2047	550	442
3.650%, 08/01/2048	2,890	2,190
3.150%, 04/15/2050	2,025	1,402
MidAmerican Energy MTN
5.800%, 10/15/2036	635	690
Monongahela Power
5.850%, 02/15/2034 (A)	960	1,023

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Narragansett Electric
4.170%, 12/10/2042 (A)	$1,000	$835
National Rural Utilities Cooperative Finance
4.400%, 11/01/2048	2,140	1,844
4.300%, 03/15/2049	3,643	3,114
Nevada Power
6.000%, 03/15/2054	3,145	3,274
5.900%, 05/01/2053	1,085	1,108
Niagara Mohawk Power
5.664%, 01/17/2054 (A)	1,446	1,437
4.278%, 10/01/2034 (A)	1,573	1,495
4.119%, 11/28/2042 (A)	2,000	1,711
3.025%, 06/27/2050 (A)	500	327
NiSource
5.800%, 02/01/2042	900	929
Northern States Power
6.250%, 06/01/2036	1,960	2,181
6.200%, 07/01/2037	6,425	7,134
5.650%, 06/15/2054	3,045	3,133
5.100%, 05/15/2053	725	687
4.500%, 06/01/2052	1,365	1,186
3.600%, 05/15/2046	500	391
3.400%, 08/15/2042	214	170
NSTAR Electric
4.950%, 09/15/2052	400	368
4.550%, 06/01/2052	3,015	2,602
3.100%, 06/01/2051	2,625	1,804
Oglethorpe Power
6.200%, 12/01/2053	550	576
5.375%, 11/01/2040	1,750	1,749
5.250%, 09/01/2050	1,235	1,136
4.500%, 04/01/2047	1,190	1,008
4.200%, 12/01/2042	2,255	1,860
Ohio Edison
8.250%, 10/15/2038	655	843
Oklahoma Gas and Electric
5.800%, 04/01/2055	1,425	1,460
5.600%, 04/01/2053	1,155	1,152
Oncor Electric Delivery LLC
5.350%, 10/01/2052	381	371
5.300%, 06/01/2042	429	425
5.250%, 09/30/2040	4,946	4,995
4.950%, 09/15/2052	1,638	1,493
4.550%, 12/01/2041	3,920	3,582
4.100%, 11/15/2048	750	614
3.800%, 06/01/2049	5,310	4,098
3.700%, 05/15/2050	375	280
2.700%, 11/15/2051	1,925	1,179
Pacific Gas and Electric
6.750%, 01/15/2053	2,935	3,186
6.150%, 03/01/2055	165	167
6.000%, 08/15/2035	595	628
5.900%, 10/01/2054	3,925	3,838

SEI Institutional Investments Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
5.250%, 03/01/2052	$110	$98
4.950%, 07/01/2050	3,215	2,775
4.500%, 07/01/2040	2,430	2,136
4.450%, 04/15/2042	1,465	1,230
4.200%, 06/01/2041	650	541
3.500%, 08/01/2050	170	117
PacifiCorp
6.250%, 10/15/2037	2,930	3,088
6.000%, 01/15/2039	3,400	3,483
5.800%, 01/15/2055	35	33
5.500%, 05/15/2054	3,569	3,260
4.100%, 02/01/2042	1,890	1,520
3.300%, 03/15/2051	820	533
2.900%, 06/15/2052	1,900	1,134
PECO Energy
5.650%, 09/15/2055	3,700	3,778
5.250%, 09/15/2054	840	811
4.800%, 10/15/2043	1,505	1,382
4.600%, 05/15/2052	1,435	1,256
3.050%, 03/15/2051	1,919	1,280
Piedmont Natural Gas
4.650%, 08/01/2043	500	456
3.640%, 11/01/2046	1,300	986
Potomac Electric Power
5.500%, 03/15/2054	1,463	1,449
PPL Electric Utilities
5.550%, 08/15/2055	645	653
4.750%, 07/15/2043	1,500	1,393
4.125%, 06/15/2044	3,925	3,350
3.950%, 06/01/2047	3,869	3,180
Public Service Electric and Gas
5.300%, 08/01/2054	1,715	1,676
Public Service Electric and Gas MTN
5.500%, 03/01/2040	1,900	1,972
5.125%, 03/15/2053	885	847
4.150%, 11/01/2045	2,106	1,771
4.050%, 05/01/2048	1,281	1,055
4.000%, 06/01/2044	945	779
3.650%, 09/01/2042	1,210	991
3.600%, 12/01/2047	3,475	2,668
3.200%, 08/01/2049	2,410	1,693
Public Service of Colorado
6.250%, 09/01/2037	1,020	1,127
5.850%, 05/15/2055	780	803
5.750%, 05/15/2054	1,275	1,296
4.750%, 08/15/2041	40	37
4.500%, 06/01/2052	3,020	2,573
4.300%, 03/15/2044	1,455	1,256
4.100%, 06/15/2048	475	385
4.050%, 09/15/2049	1,365	1,081
3.950%, 03/15/2043	3,230	2,635
3.200%, 03/01/2050	1,090	754

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Public Service of New Hampshire
5.150%, 01/15/2053	$935	$883
3.600%, 07/01/2049	1,530	1,151
Public Service of Oklahoma
5.450%, 01/15/2036	505	520
Puget Sound Energy
5.795%, 03/15/2040	130	137
5.598%, 09/15/2055	1,650	1,640
4.223%, 06/15/2048	2,470	2,061
2.893%, 09/15/2051	2,315	1,501
RWE Finance US LLC
5.875%, 09/18/2055 (A)	495	488
5.125%, 09/18/2035 (A)	425	423
San Diego Gas & Electric
5.400%, 04/15/2035	2,000	2,085
4.100%, 06/15/2049	1,340	1,078
3.750%, 06/01/2047	2,380	1,835
3.320%, 04/15/2050	4,674	3,291
Sempra
3.800%, 02/01/2038	850	736
Southern California Edison
6.200%, 09/15/2055	785	806
5.900%, 03/01/2055	2,755	2,713
5.750%, 04/15/2054	120	115
4.125%, 03/01/2048	6,035	4,689
4.050%, 03/15/2042	4,900	3,964
4.000%, 04/01/2047	3,485	2,671
Southern California Gas
6.000%, 06/15/2055	495	518
5.750%, 06/01/2053	1,990	2,019
5.600%, 04/01/2054	580	580
4.300%, 01/15/2049	1,170	977
4.125%, 06/01/2048	2,865	2,335
3.750%, 09/15/2042	1,690	1,375
Southern Gas Capital
5.875%, 03/15/2041	100	105
4.400%, 06/01/2043	825	720
4.400%, 05/30/2047	50	42
3.950%, 10/01/2046	800	638
Southwest Gas
3.180%, 08/15/2051	1,065	744
Southwestern Electric Power
6.200%, 03/15/2040	1,204	1,298
3.850%, 02/01/2048	1,320	999
Southwestern Public Service
6.000%, 06/01/2054	1,765	1,833
4.500%, 08/15/2041	8,525	7,712
3.700%, 08/15/2047	1,370	1,042
Tampa Electric
3.450%, 03/15/2051	850	613
Tucson Electric Power
5.900%, 04/15/2055	1,755	1,807
4.850%, 12/01/2048	1,750	1,575

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2025

Long Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.000%, 06/15/2050	$235	$182
3.250%, 05/01/2051	1,700	1,146
Union Electric
5.450%, 03/15/2053	2,505	2,457
5.125%, 03/15/2055	5,200	4,890
Virginia Electric and Power
8.875%, 11/15/2038	2,114	2,856
6.350%, 11/30/2037	2,530	2,818
5.600%, 09/15/2055	3,810	3,792
5.450%, 04/01/2053	2,665	2,589
5.000%, 01/15/2034	1,390	1,419
4.650%, 08/15/2043	6,145	5,588
4.600%, 12/01/2048	1,330	1,164
4.450%, 02/15/2044	7,350	6,494
4.000%, 01/15/2043	300	251
4.000%, 11/15/2046	1,353	1,096
3.800%, 09/15/2047	805	630
2.950%, 11/15/2051	900	580
2.450%, 12/15/2050	1,040	609
Wisconsin Electric Power
5.050%, 10/01/2054	1,511	1,422
4.300%, 10/15/2048	2,021	1,717
3.650%, 12/15/2042	2,310	1,827
Wisconsin Power & Light
4.100%, 10/15/2044	325	265
3.650%, 04/01/2050	360	266
Wisconsin Public Service
2.850%, 12/01/2051	1,000	644
Xcel Energy
4.800%, 09/15/2041	1,907	1,761

		553,969

Total Corporate Obligations
(Cost $2,980,530) ($ Thousands)		2,741,354

U.S. TREASURY OBLIGATIONS — 7.1%
U.S. Treasury Bill
3.981%, 12/02/2025 (C)	17,445	17,443
U.S. Treasury Bonds
5.184%, 08/15/2048 (C)	4,480	1,505
5.104%, 11/15/2048 (C)	5,095	1,690
4.961%, 05/15/2045 (C)	7,000	2,785
4.875%, 08/15/2045	31,158	32,132
4.750%, 05/15/2055	10,510	10,636
4.750%, 08/15/2055	63,985	64,785
4.625%, 11/15/2045	5,915	5,910
4.625%, 11/15/2055	15,012	14,904
3.000%, 08/15/2048	3,370	2,561
3.000%, 02/15/2049	10,155	7,683
2.500%, 02/15/2045	49,730	36,043
2.000%, 02/15/2050	5,435	3,286

Description	Face Amount (Thousands)	Market Value ($ Thousands)
U.S. TREASURY OBLIGATIONS (continued)
1.125%, 05/15/2040	$9,911	$6,412
U.S. Treasury Notes
4.250%, 05/15/2035	2,051	2,093
4.000%, 11/15/2035	14,339	14,317

Total U.S. Treasury Obligations
(Cost $220,802) ($ Thousands)		224,185

MUNICIPAL BONDS — 3.6%
California — 1.6%
Bay Area, Toll Authority, Build America Project, RB
6.263%, 04/01/2049	3,795	4,088
California State University, RB
5.183%, 11/01/2053	2,225	2,160
5.060%, 11/01/2036	440	456
California State University, Ser B, RB
3.899%, 11/01/2047	2,375	1,989
California State, Build America Project, GO
7.625%, 03/01/2040	2,510	3,073
7.600%, 11/01/2040	385	479
7.550%, 04/01/2039	1,535	1,890
7.500%, 04/01/2034	4,265	5,022
7.300%, 10/01/2039	12,770	15,077
California State, GO
5.875%, 10/01/2041	1,745	1,833
California State, Health Facilities Financing Authority, RB
4.353%, 06/01/2041	2,720	2,546
California State, Health Facilities Financing Authority, Ser 2021A, RB
3.000%, 08/15/2051	390	290
East Bay, Municipal Utility District Water System Revenue, Build America Project, Sub-Ser, RB
5.874%, 06/01/2040	1,255	1,349
Los Angeles, Community College District, Build America Project, GO
6.750%, 08/01/2049	1,025	1,159
Los Angeles, Community College District, Ser D, GO
6.680%, 08/01/2036	500	582
Los Angeles, Department of Airports, RB
3.887%, 05/15/2038	1,430	1,344
Regents of the University of California Medical Center, Ser N, RB
3.256%, 05/15/2060	1,975	1,300
3.006%, 05/15/2050	2,005	1,348
San Diego County, Water Authority, Build America Project, RB
6.138%, 05/01/2049	1,000	1,046

SEI Institutional Investments Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
San Francisco Bay Area, Rapid Transit District, GO
3.000%, 08/01/2049	$665	$512
University of California, Ser AP, RB
3.931%, 05/15/2045	950	884
University of California, Ser AQ, RB
4.767%, 05/15/2115	1,076	897
University of California, Ser J, RB
4.131%, 05/15/2045	1,000	929

		50,253

District of Columbia — 0.0%
District of Columbia, Water & Sewer Authority, RB
4.814%, 10/01/2114	530	470

Georgia — 0.1%
Georgia State, Municipal Electric Authority, Build America Project, Ser 2010A, RB
6.637%, 04/01/2057	1,131	1,245

Illinois — 0.1%
Greater Chicago, Metropolitan Water Reclamation District, Build America Project, GO
5.720%, 12/01/2038	3,205	3,391

Kansas — 0.1%
Kansas State, Development Finance Authority, Ser H, RB
4.727%, 04/15/2037	2,890	2,943

Maryland — 0.0%
Maryland Economic Development, RB
5.433%, 05/31/2056	1,005	988

Massachusetts — 0.1%
Massachusetts State, Build America Project, GO
5.456%, 12/01/2039	3,085	3,205

Missouri — 0.0%
Missouri State, Health & Educational Facilities Authority, Ser A, RB
3.685%, 02/15/2047	675	553

New Jersey — 0.1%
New Jersey State, Turnpike Authority, Build America Project, RB
7.102%, 01/01/2041	2,460	2,877

New York — 0.8%
City of New York, Ser H, GO
5.935%, 02/01/2055	2,650	2,848

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
New York & New Jersey, Port Authority, RB
4.926%, 10/01/2051	$245	$234
New York & New Jersey, Port Authority, Ser 174, RB
4.458%, 10/01/2062	3,160	2,716
New York & New Jersey, Port Authority, Ser 181, RB
4.960%, 08/01/2046	465	447
New York City Transitional Finance Authority, Sub-Ser A, RB
5.000%, 05/01/2054	2,655	2,751
New York City, Build America Project, GO
5.985%, 12/01/2036	1,340	1,409
5.968%, 03/01/2036	570	606
New York City, Municipal Water Finance Authority, Build America Project, RB
6.011%, 06/15/2042	750	790
5.882%, 06/15/2044	500	519
5.724%, 06/15/2042	4,720	4,833
5.440%, 06/15/2043	3,000	2,974
New York State Thruway Authority, RB
5.000%, 03/15/2055	590	613
5.000%, 03/15/2059	960	994
New York State, Dormitory Authority, Build America Project, RB
5.628%, 03/15/2039	1,385	1,437
New York State, Empire State Development, Build America Project, RB
5.770%, 03/15/2039	1,540	1,597
New York State, Urban Development, Ser B, RB
2.590%, 03/15/2035 (D)	810	703

		25,471

Ohio — 0.2%
American Municipal Power, Build America Project, RB
6.053%, 02/15/2043	3,245	3,401
JobsOhio Beverage System, Ser A, RB
2.833%, 01/01/2038 (D)	460	391
Ohio State University, Build America Project, RB
4.910%, 06/01/2040	2,265	2,257
Ohio State, Hospital Facilities Revenue Authority, Cleveland Clinic, RB
3.700%, 01/01/2043	970	832

		6,881

Texas — 0.5%
City of Houston, GO
3.961%, 03/01/2047	1,500	1,324
Dallas County, Hospital District, Build America Project, Ser C, GO
5.621%, 08/15/2044	2,250	2,267

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2025

Long Duration Credit Fund (Concluded)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Dallas Fort Worth, International Airport, Ser A, RB
2.994%, 11/01/2038	$2,510	$2,202
Grand Parkway, Transportation Corp, Ser E, RB
5.184%, 10/01/2042	325	333
North Texas Tollway Authority, Build America Project, Ser B, RB
6.718%, 01/01/2049	2,220	2,509
Prosper Independent School District, GO
4.750%, 02/15/2055	705	725
San Antonio, Electric & Gas Systems Revenue, Build America Project, RB
5.808%, 02/01/2041	2,800	2,934
Texas State, Build America Project, GO
5.517%, 04/01/2039	3,510	3,678
University of Texas, Board of Regents, Ser B, RB
2.439%, 08/15/2049	1,220	774

		16,746

Virginia — 0.0%
Virginia Commonwealth University, Health System Authority, Ser A, RB
4.956%, 01/01/2044	475	461

Total Municipal Bonds
(Cost $128,456) ($ Thousands)		115,484

SOVEREIGN DEBT — 1.0%

Chile Government International Bond
5.330%, 01/05/2054	2,765	2,723
3.860%, 06/21/2047	320	259
3.500%, 01/25/2050	1,630	1,216
3.100%, 05/07/2041	6,815	5,275
3.100%, 01/22/2061	485	308
Hungary Government International Bond
6.750%, 09/23/2055(A)	1,600	1,685
Israel Government International Bond
5.750%, 03/12/2054	2,715	2,648
4.125%, 01/17/2048	1,200	948
3.875%, 07/03/2050	3,165	2,342
Mexico Government International Bond
7.375%, 05/13/2055	6,555	7,183
Republic of Poland Government International Bond
5.500%, 03/18/2054	4,425	4,318
Romanian Government International Bond
7.500%, 02/10/2037(A)	1,240	1,362

Description	Face Amount (Thousands)	Market Value ($ Thousands)
SOVEREIGN DEBT (continued)
Saudi Government International Bond MTN
5.750%, 01/16/2054(A)	$2,300	$2,348

Total Sovereign Debt
(Cost $33,692) ($ Thousands)		32,615

	Shares
CASH EQUIVALENT — 0.8%
SEI Daily Income Trust, Government Fund, Institutional Class
3.950%**†	23,727,119	23,727
Total Cash Equivalent
(Cost $23,727) ($ Thousands)		23,727
Total Investments in Securities — 99.2%
(Cost $3,387,207) ($ Thousands)		$3,137,365

SEI Institutional Investments Trust

A list of the open futures contracts held by the Fund at November 30, 2025, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation)(Thousands)
Long Contracts
U.S. 2-Year Treasury Note	835	Mar-2026	$174,218	$174,397	$179
U.S. 5-Year Treasury Note	409	Mar-2026	44,759	44,895	136
U.S. Long Treasury Bond	113	Mar-2026	13,124	13,270	146
U.S. Ultra Long Treasury Bond	17	Mar-2026	2,068	2,056	(12)
U.S. Ultra Long Treasury Bond	294	Mar-2026	35,480	35,556	76
Ultra 10-Year U.S. Treasury Note	496	Mar-2026	57,108	57,637	529
			326,757	327,811	1,054
Short Contracts
U.S. 5-Year Treasury Note	(317)	Mar-2026	$(34,615)	$(34,796)	$(181)
U.S. Ultra Long Treasury Bond	(144)	Mar-2026	(17,252)	(17,415)	(163)
Ultra 10-Year U.S. Treasury Note	(568)	Mar-2026	(65,677)	(66,004)	(327)
			(117,544)	(118,215)	(671)
			$209,213	$209,596	$383

Percentages are based on Net Assets of $3,162,645 ($ Thousands).
**	The rate reported is the 7-day effective yield as of November 30, 2025.
†	Investment in Affiliated Security (see Note 6).
(A)

Security, or a portion thereof, exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On November 30, 2025, the value of these securities amounted to $188,083 ($ Thousands), representing 5.9% of the Net Assets of the Fund.

(B)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(C)	Interest rate represents the security's effective yield at the time of purchase.
(D)	Security is escrowed to maturity.

The following is a summary of the level of inputs used as of November 30, 2025, in valuing the Fund's investments and other financial instruments carried at value ($ Thousands):
Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Corporate Obligations	–	2,741,354	–	2,741,354
U.S. Treasury Obligations	–	224,185	–	224,185
Municipal Bonds	–	115,484	–	115,484
Sovereign Debt	–	32,615	–	32,615
Cash Equivalent	23,727	–	–	23,727
Total Investments in Securities	23,727	3,113,638	–	3,137,365

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	1,066	–	–	1,066
Unrealized Depreciation	(683)	–	–	(683)
Total Other Financial Instruments	383	–	–	383

* Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

 The following is a summary of the Fund's transactions with affiliates for the period ended November 30, 2025 ($Thousands):

Security Description	Value 5/31/2025	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 11/30/2025	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$36,075	$561,014	$(573,362)	$—	$—	$23,727	$613	$—

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2025

Ultra Short Duration Bond Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS — 37.3%
Communication Services — 1.4%
AT&T
4.250%, 03/01/2027	$2,685	$2,690
NTT Finance
4.567%, 07/16/2027 (A)	2,185	2,202

		4,892

Consumer Discretionary — 4.2%
American Honda Finance
4.550%, 07/09/2027	2,210	2,230
American Honda Finance MTN
2.300%, 09/09/2026	900	888
AutoZone
5.050%, 07/15/2026	975	981
BMW US Capital LLC
1.250%, 08/12/2026 (A)	1,200	1,178
Element Fleet Management
5.643%, 03/13/2027 (A)	635	646
Ford Motor Credit LLC MTN
4.389%, 01/08/2026	1,890	1,890
General Motors Financial
4.350%, 01/17/2027	1,815	1,818
Hyundai Capital America
5.250%, 01/08/2027 (A)	2,395	2,422
4.875%, 06/23/2027 (A)	675	682
Marriott International
4.200%, 07/15/2027	550	551
Mercedes-Benz Finance North America LLC
4.875%, 07/31/2026 (A)	1,125	1,131
Toyota Motor Credit
4.500%, 05/14/2027	650	656

		15,073

Consumer Staples — 1.5%
BAT Capital
3.215%, 09/06/2026	1,455	1,445
Kraft Heinz Foods
3.000%, 06/01/2026	1,020	1,014
Mars
4.450%, 03/01/2027 (A)	2,995	3,016

		5,475

Energy — 1.2%
Columbia Pipelines Holding LLC
6.055%, 08/15/2026 (A)	100	101
ONEOK
5.550%, 11/01/2026	2,705	2,736
Williams
5.400%, 03/02/2026	1,390	1,395

		4,232

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Financials — 21.0%
ABN AMRO Bank
6.339%, H15T1Y + 1.650%, 09/18/2027 (A)(B)	$700	$712
American Express
5.645%, SOFRINDX + 0.750%, 04/23/2027 (B)	525	528
Aon Global
3.875%, 12/15/2025	750	750
Ares Capital
7.000%, 01/15/2027	475	487
Athene Global Funding
5.684%, 02/23/2026 (A)	1,015	1,018
Aviation Capital Group LLC
1.950%, 09/20/2026 (A)	825	810
Bank of America
4.623%, SOFRRATE + 1.110%, 05/09/2029 (B)	580	588
1.734%, SOFRRATE + 0.960%, 07/22/2027 (B)	2,220	2,185
Bank of New York Mellon
4.587%, SOFRRATE + 0.693%, 04/20/2027 (B)	2,110	2,114
Banque Federative du Credit Mutuel
5.896%, 07/13/2026 (A)	475	480
4.935%, 01/26/2026 (A)	350	351
Blackstone Holdings Finance LLC
5.900%, 11/03/2027 (A)	850	878
BPCE
5.203%, 01/18/2027 (A)	600	607
Canadian Imperial Bank of Commerce
5.615%, 07/17/2026	350	354
5.237%, 06/28/2027	515	525
Citigroup
3.887%, TSFR3M + 1.825%, 01/10/2028 (B)	2,345	2,339
Cooperatieve Rabobank UA
5.500%, 10/05/2026	750	760
4.372%, 05/27/2027	1,125	1,134
1.106%, H15T1Y + 0.550%, 02/24/2027 (A)(B)	2,390	2,373
Corebridge Global Funding
5.750%, 07/02/2026 (A)	1,013	1,023
Credit Agricole
5.589%, 07/05/2026 (A)	1,095	1,105
Deutsche Bank NY
5.246%, SOFRRATE + 1.219%, 11/16/2027 (B)	1,100	1,105
Equitable America Global Funding
3.950%, 09/15/2027 (A)	130	130
Equitable Financial Life Global Funding
5.500%, 12/02/2025 (A)	395	395

SEI Institutional Investments Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Goldman Sachs Bank USA NY
5.414%, SOFRRATE + 0.750%, 05/21/2027 (B)	$750	$755
Goldman Sachs Group
3.691%, TSFR3M + 1.772%, 06/05/2028 (B)	2,400	2,384
HSBC Holdings PLC
5.887%, SOFRRATE + 1.570%, 08/14/2027 (B)	2,405	2,433
JPMorgan Chase
3.960%, TSFR3M + 1.507%, 01/29/2027 (B)	750	750
1.470%, SOFRRATE + 0.765%, 09/22/2027 (B)	3,010	2,947
Lincoln Financial Global Funding
4.625%, 05/28/2028 (A)	650	656
Lloyds Banking Group PLC
5.462%, H15T1Y + 1.375%, 01/05/2028 (B)	470	476
1.627%, H15T1Y + 0.850%, 05/11/2027 (B)	2,560	2,531
Manufacturers & Traders Trust
4.650%, 01/27/2026	590	590
Morgan Stanley
5.050%, SOFRRATE + 1.295%, 01/28/2027 (B)	350	350
Morgan Stanley MTN
3.875%, 01/27/2026	750	750
1.512%, SOFRRATE + 0.858%, 07/20/2027 (B)	2,985	2,935
Nasdaq
3.850%, 06/30/2026	750	749
Nationwide Building Society
6.557%, SOFRRATE + 1.910%, 10/18/2027 (A)(B)	500	510
New York Life Global Funding MTN
5.450%, 09/18/2026 (A)	750	759
Nordea Bank Abp MTN
1.500%, 09/30/2026 (A)	825	808
Pacific Life Global Funding II
5.500%, 08/28/2026 (A)	600	607
PNC Financial Services Group
6.615%, SOFRINDX + 1.730%, 10/20/2027 (B)	375	383
5.300%, SOFRRATE + 1.342%, 01/21/2028 (B)	440	446
5.102%, SOFRRATE + 0.796%, 07/23/2027 (B)	2,145	2,157
Principal Life Global Funding II
5.000%, 01/16/2027 (A)	485	490
3.000%, 04/18/2026 (A)	1,000	996
Royal Bank of Canada MTN
5.200%, 07/20/2026	600	605

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
5.069%, SOFRRATE + 0.790%, 07/23/2027 (B)	$2,360	$2,375
Santander UK Group Holdings PLC
1.673%, SOFRRATE + 0.989%, 06/14/2027 (B)	2,050	2,021
Skandinaviska Enskilda Banken
1.200%, 09/09/2026 (A)	825	808
Standard Chartered
6.170%, H15T1Y + 2.050%, 01/09/2027 (A)(B)	450	451
State Street
4.695%, SOFRRATE + 0.640%, 10/22/2027 (B)	765	768
Swedbank
6.136%, 09/12/2026 (A)	700	711
Toronto-Dominion Bank MTN
5.532%, 07/17/2026	2,815	2,842
0.750%, 01/06/2026	1,000	996
Truist Bank
4.671%, SOFRRATE + 0.590%, 05/20/2027 (B)	3,620	3,628
UBS
4.864%, SOFRRATE + 0.720%, 01/10/2028 (B)	550	555
1.250%, 06/01/2026	1,050	1,036
UBS Group
4.550%, 04/17/2026	750	752
1.305%, SOFRINDX + 0.980%, 02/02/2027 (A)(B)	2,615	2,601
US Bank
4.507%, SOFRRATE + 0.690%, 10/22/2027 (B)	2,435	2,444
Voya Financial
3.650%, 06/15/2026	309	308
Wells Fargo MTN
4.100%, 06/03/2026	650	650
3.196%, TSFR3M + 1.432%, 06/17/2027 (B)	2,895	2,881
Wells Fargo Bank
4.811%, 01/15/2026	725	725

		75,370

Health Care — 1.4%
Elevance Health
1.500%, 03/15/2026	800	794
HCA
4.906%, SOFRRATE + 0.870%, 03/01/2028 (B)	1,430	1,438
Illumina
5.800%, 12/12/2025	400	400
Pfizer
3.875%, 11/15/2027	900	901

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2025

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
RWJ Barnabas Health
2.954%, 07/01/2026	$545	$539
Solventum
5.450%, 02/25/2027	154	156
Stryker
4.550%, 02/10/2027	775	781

		5,009

Industrials — 2.3%
AerCap Ireland Capital DAC
6.100%, 01/15/2027	500	509
1.750%, 01/30/2026	2,585	2,575
Air Lease
2.200%, 01/15/2027	2,080	2,032
Caterpillar Financial Services
4.500%, 01/07/2027	775	781
John Deere Capital
4.500%, 01/08/2027	775	781
Penske Truck Leasing Lp
5.750%, 05/24/2026 (A)	950	956
Regal Rexnord
6.050%, 02/15/2026	625	626

		8,260

Information Technology — 1.1%
Broadcom
3.459%, 09/15/2026	1,935	1,929
Oracle
1.650%, 03/25/2026	2,085	2,068

		3,997

Materials — 0.5%
Graphic Packaging International LLC
1.512%, 04/15/2026 (A)	650	642
Rio Tinto Finance USA
4.375%, 03/12/2027	1,010	1,017

		1,659

Utilities — 2.7%
Alliant Energy Finance LLC
5.400%, 06/06/2027 (A)	595	603
Consumers Securitization Funding LLC
5.550%, 03/01/2028	205	207
DTE Electric
4.250%, 05/14/2027	365	367
Duke Energy
5.000%, 12/08/2025	1,275	1,275
Duke Energy Progress NC Storm Funding LLC
1.295%, 07/01/2028	240	231
Eversource Energy
3.350%, 03/15/2026	650	648

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Georgia Power
4.423%, SOFRINDX + 0.280%, 09/15/2026 (B)	$1,175	$1,175
NextEra Energy Capital Holdings
4.830%, SOFRINDX + 0.800%, 02/04/2028 (B)	2,315	2,331
NYSEG Storm Funding LLC
4.713%, 05/01/2029	876	884
Southern California Edison
5.350%, 03/01/2026	2,055	2,060

		9,781

Total Corporate Obligations
(Cost $133,077) ($ Thousands)		133,748

ASSET-BACKED SECURITIES — 33.5%
Automotive — 20.7%

Ally Auto Receivables Trust, Ser 2025-1, Cl A2
4.030%, 07/17/2028	685	685
Ally Bank Auto Credit-Linked Notes Series, Ser 2024-A, Cl B
5.827%, 05/17/2032 (A)	915	930
American Heritage Auto Receivables Trust, Ser 2024-1A, Cl A2
4.830%, 03/15/2028 (A)	126	126
AmeriCredit Automobile Receivables Trust, Ser 2021-2, Cl C
1.010%, 01/19/2027	98	98
ARI Fleet Lease Trust, Ser 2023-B, Cl A2
6.050%, 07/15/2032 (A)	77	78
ARI Fleet Lease Trust, Ser 2023-B, Cl A3
5.890%, 07/15/2032 (A)	943	964
ARI Fleet Lease Trust, Ser 2024-A, Cl A2
5.300%, 11/15/2032 (A)	75	76
ARI Fleet Lease Trust, Ser 2024-B, Cl A2
5.540%, 04/15/2033 (A)	1,272	1,281
ARI Fleet Lease Trust, Ser 2025-B, Cl A2
4.590%, 03/15/2034 (A)	270	272
AutoNation Finance Trust, Ser 2025-1A, Cl A2
4.720%, 04/10/2028 (A)	450	451
Avis Budget Rental Car Funding AESOP LLC, Ser 2020-2A, Cl A
2.020%, 02/20/2027 (A)	415	414
Avis Budget Rental Car Funding AESOP LLC, Ser 2020-2A, Cl B
2.960%, 02/20/2027 (A)	450	449
BMW Vehicle Lease Trust, Ser 2024-2, Cl A2A
4.290%, 01/25/2027	410	410

SEI Institutional Investments Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
BMW Vehicle Lease Trust, Ser 2025-1, Cl A2A
4.430%, 09/27/2027	$340	$341
BMW Vehicle Lease Trust, Ser 2025-2, Cl A3
3.970%, 09/25/2028	585	586
BMW Vehicle Owner Trust, Ser 2023-A, Cl A3
5.470%, 02/25/2028	518	521
BofA Auto Trust, Ser 2025-1A, Cl A2A
4.520%, 11/22/2027 (A)	134	134
Capital One Prime Auto Receivables Trust, Ser 2022-1, Cl A3
3.170%, 04/15/2027	76	76
Capital One Prime Auto Receivables Trust, Ser 2025-1, Cl A2A
3.880%, 01/16/2029	1,670	1,672
Carmax Auto Owner Trust, Ser 2023-1, Cl A3
4.750%, 10/15/2027	516	517
CarMax Auto Owner Trust, Ser 2023-2, Cl B
5.180%, 11/15/2028	885	896
Carvana Auto Receivables Trust, Ser 2021-N1, Cl A
0.700%, 01/10/2028	74	73
Carvana Auto Receivables Trust, Ser 2022-N1, Cl A2
3.210%, 12/11/2028 (A)	1,282	1,269
Carvana Auto Receivables Trust, Ser 2025-P3, Cl A2
4.070%, 02/12/2029	900	900
CFMT LLC, Ser 2021-AL1, Cl B
1.390%, 09/22/2031 (A)	58	57
Chase Auto Owner Trust, Ser 2024-3A, Cl A2
5.530%, 09/27/2027 (A)	144	144
Chase Auto Owner Trust, Ser 2024-4A, Cl A2
5.250%, 09/27/2027 (A)	136	136
Chesapeake Funding II LLC, Ser 2023-1A, Cl A1
5.650%, 05/15/2035 (A)	139	140
CPS Auto Receivables Trust, Ser 2025-C, Cl B
4.710%, 12/17/2029 (A)	1,390	1,398
Credit Acceptance Auto Loan Trust, Ser 2023-3A, Cl A
6.390%, 08/15/2033 (A)	1,053	1,058
Drive Auto Receivables Trust, Ser 2025-1, Cl A3
4.730%, 09/15/2032	835	839
Enterprise Fleet Financing LLC, Ser 2022-3, Cl A2
4.380%, 07/20/2029 (A)	5	5
Enterprise Fleet Financing LLC, Ser 2023-1, Cl A2
5.510%, 01/22/2029 (A)	37	37

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Enterprise Fleet Financing LLC, Ser 2023-2, Cl A2
5.560%, 04/22/2030 (A)	$168	$169
Enterprise Fleet Financing LLC, Ser 2023-3, Cl A2
6.400%, 03/20/2030 (A)	851	862
Enterprise Fleet Financing LLC, Ser 2024-1, Cl A2
5.230%, 03/20/2030 (A)	293	295
Enterprise Fleet Financing LLC, Ser 2024-2, Cl A2
5.740%, 12/20/2026 (A)	170	171
Enterprise Fleet Financing LLC, Ser 2024-4, Cl A2
4.690%, 07/20/2027 (A)	1,571	1,576
Enterprise Fleet Financing LLC, Ser 2025-2, Cl A1
4.555%, 05/20/2026 (A)	107	107
FHF Trust, Ser 2022-1A, Cl A
4.430%, 01/18/2028 (A)	30	30
First Investors Auto Owner Trust, Ser 2023-1A, Cl A
6.440%, 10/16/2028 (A)	213	215
Ford Credit Auto Lease Trust, Ser 2024-A, Cl A3
5.060%, 05/15/2027	586	587
Ford Credit Auto Owner Trust, Ser 2023-A, Cl A3
4.650%, 02/15/2028	437	438
Ford Credit Auto Owner Trust, Ser 2024-C, Cl A2A
4.320%, 08/15/2027	192	193
Ford Credit Auto Owner Trust, Ser 2025-A, Cl A2A
4.470%, 12/15/2027	933	935
Ford Credit Auto Owner Trust, Ser 2025-B, Cl A3
3.910%, 04/15/2030	370	371
Ford Credit Auto Owner Trust, Ser 2025-C, Cl A2A
3.990%, 08/15/2028	430	430
Ford Credit Floorplan Master Owner Trust, Ser 2023-1, Cl A1
4.920%, 05/15/2028 (A)	1,300	1,305
Ford Credit Floorplan Master Owner Trust, Ser 2025-1, Cl A1
4.630%, 04/15/2030	410	416
Foursight Capital Automobile Receivables Trust, Ser 2023-2, Cl A2
5.990%, 05/15/2028 (A)	88	88
GLS Auto Select Receivables Trust, Ser 2023-2A, Cl A2
6.370%, 06/15/2028 (A)	99	99

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2025

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
GM Financial Automobile Leasing Trust, Ser 2024-1, Cl A3
5.090%, 03/22/2027	$762	$764
GM Financial Automobile Leasing Trust, Ser 2025-2, Cl A3
4.580%, 05/22/2028	500	504
GM Financial Automobile Leasing Trust, Ser 2025-3, Cl A2A
4.190%, 10/20/2027	330	331
GM Financial Automobile Leasing Trust, Ser 2025-3, Cl A3
4.170%, 08/21/2028	1,000	1,004
GM Financial Automobile Leasing Trust, Ser 2025-3, Cl A4
4.200%, 08/20/2029	1,160	1,166
GM Financial Consumer Automobile Receivables Trust, Ser 2023-1, Cl A3
4.660%, 02/16/2028	580	581
GM Financial Consumer Automobile Receivables Trust, Ser 2023-3, Cl A3
5.450%, 06/16/2028	1,555	1,566
GM Financial Consumer Automobile Receivables Trust, Ser 2025-2, Cl A2A
4.400%, 02/16/2028	143	143
GM Financial Consumer Automobile Receivables Trust, Ser 2025-4, Cl A2A
3.880%, 12/18/2028	1,290	1,290
GMF Floorplan Owner Revolving Trust Series, Ser 2025-1A, Cl A1
4.590%, 03/15/2029 (A)	1,160	1,168
GMF Floorplan Owner Revolving Trust, Ser 2023-1, Cl A1
5.340%, 06/15/2028 (A)	700	704
Hertz Vehicle Financing III LLC, Ser 2023-1A, Cl A
5.490%, 06/25/2027 (A)	2,030	2,038
Hertz Vehicle Financing III LLC, Ser 2023-3A, Cl A
5.940%, 02/25/2028 (A)	400	406
Honda Auto Receivables Owner Trust, Ser 2023-3, Cl A3
5.410%, 02/18/2028	724	729
Honda Auto Receivables Owner Trust, Ser 2024-4, Cl A2
4.560%, 03/15/2027	490	491
Honda Auto Receivables Owner Trust, Ser 2025-2, Cl A2A
4.300%, 01/18/2028	325	325
Honda Auto Receivables Owner Trust, Ser 2025-4, Cl A2A
4.040%, 06/15/2028	685	686
Hyundai Auto Lease Securitization Trust, Ser 2025-A, Cl A2A
4.600%, 06/15/2027 (A)	2,006	2,011

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Hyundai Auto Lease Securitization Trust, Ser 2025-B, Cl A2A
4.580%, 09/15/2027 (A)	$300	$301
Hyundai Auto Lease Securitization Trust, Ser 2025-C, Cl A3
4.360%, 07/17/2028 (A)	925	931
Hyundai Auto Receivables Trust, Ser 2024-B, Cl A2A
5.150%, 06/15/2027	80	80
Hyundai Auto Receivables Trust, Ser 2025-A, Cl A3
4.320%, 10/15/2029	720	725
Hyundai Auto Receivables Trust, Ser 2025-B, Cl A2A
4.450%, 08/15/2028	520	521
Hyundai Auto Receivables Trust, Ser 2025-C, Cl A3
3.880%, 04/15/2030	455	455
Hyundai Auto Receivables Trust, Ser 2025-D, Cl A1
4.039%, 11/16/2026	1,010	1,010
Hyundai Auto Receivables Trust, Ser 2025-D, Cl A2A
4.030%, 11/15/2028	880	881
Mercedes-Benz Auto Lease Trust, Ser 2024-B, Cl A2A
4.570%, 12/15/2026	39	39
Mercedes-Benz Auto Lease Trust, Ser 2025-A, Cl A3
4.610%, 04/16/2029	265	268
Mercedes-Benz Auto Receivables Trust, Ser 2022-1, Cl A3
5.210%, 08/16/2027	199	199
Navistar Financial Dealer Note Master Owner Trust II, Ser 2025-1, Cl A
4.180%, 09/25/2030 (A)	2,255	2,262
Navistar Financial Dealer Note Master Owner Trust II, Ser 2025-1, Cl B
4.420%, 09/25/2030 (A)	635	636
NextGear Floorplan Master Owner Trust, Ser 2024-1A, Cl A2
5.120%, 03/15/2029 (A)	250	253
Nissan Auto Lease Trust, Ser 2024-A, Cl A3
4.910%, 04/15/2027	1,130	1,133
Nissan Auto Receivables Owner Trust, Ser 2022-A, Cl A4
2.070%, 12/17/2029	892	887
Nissan Auto Receivables Owner Trust, Ser 2023-B, Cl A3
5.930%, 03/15/2028	727	732
Nissan Auto Receivables Owner Trust, Ser 2025-A, Cl A3
4.490%, 12/17/2029	805	814

SEI Institutional Investments Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Octane Receivables Trust, Ser 2023-3A, Cl A2
6.440%, 03/20/2029 (A)	$361	$363
OneMain Direct Auto Receivables Trust, Ser 2019-1A, Cl A
3.630%, 09/14/2027 (A)	6	6
Porsche Financial Auto Securitization Trust, Ser 2023-2A, Cl A3
5.790%, 01/22/2029 (A)	516	520
Porsche Financial Auto Securitization Trust, Ser 2025-1A, Cl A2B
4.423%, SOFR30A + 0.340%, 03/22/2029 (A)(B)	1,155	1,156
Porsche Innovative Lease Owner Trust, Ser 2024-1A, Cl A3
4.670%, 11/22/2027 (A)	1,150	1,154
Porsche Innovative Lease Owner Trust, Ser 2025-1A, Cl A3
4.610%, 10/20/2028 (A)	465	470
Santander Bank Auto Credit-Linked Notes, Ser 2023-A, Cl B
6.493%, 06/15/2033 (A)	31	31
Santander Drive Auto Receivables Trust, Ser 2022-2, Cl C
3.760%, 07/16/2029	983	980
Santander Drive Auto Receivables Trust, Ser 2025-4, Cl A2
4.280%, 01/15/2029	305	305
SBNA Auto Lease Trust, Ser 2024-A, Cl A3
5.390%, 11/20/2026 (A)	144	145
SCCU Auto Receivables Trust, Ser 2025-1A, Cl A2
4.670%, 11/15/2028 (A)	250	251
Securitized Term Auto Receivables Trust, Ser 2025-A, Cl B
5.038%, 07/25/2031 (A)	497	501
Securitized Term Auto Receivables Trust, Ser 2025-A, Cl C
5.185%, 07/25/2031 (A)	441	445
SFS Auto Receivables Securitization Trust, Ser 2024-3A, Cl A3
4.550%, 06/20/2030 (A)	1,000	1,005
SFS Auto Receivables Securitization Trust, Ser 2025-2A, Cl A3
4.440%, 12/20/2030 (A)	420	424
Stellantis Financial Underwritten Enhanced Lease Trust, Ser 2025-AA, Cl A3
4.470%, 07/20/2028 (A)	1,170	1,178
Toyota Auto Receivables Owner Trust, Ser 2025-B, Cl A2A
4.460%, 03/15/2028	399	400
Toyota Auto Receivables Owner Trust, Ser 2025-C, Cl A2A
4.290%, 06/15/2028	450	451

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Toyota Auto Receivables Owner Trust, Ser 2025-D, Cl A2B
4.462%, SOFR30A + 0.320%, 08/15/2028 (B)	$1,270	$1,270
Toyota Lease Owner Trust, Ser 2024-A, Cl A3
5.250%, 04/20/2027 (A)	551	554
Toyota Lease Owner Trust, Ser 2024-B, Cl A2A
4.310%, 02/22/2027 (A)	85	85
Toyota Lease Owner Trust, Ser 2024-B, Cl A3
4.210%, 09/20/2027 (A)	645	646
Toyota Lease Owner Trust, Ser 2025-B, Cl A3
3.960%, 11/20/2028 (A)	395	395
USB Auto Owner Trust, Ser 2025-1A, Cl A2
4.510%, 06/15/2028 (A)	204	205
Volkswagen Auto Lease Trust, Ser 2025-A, Cl A2A
4.430%, 12/20/2027	1,020	1,023
Volkswagen Auto Lease Trust, Ser 2025-B, Cl A3
4.010%, 01/22/2029	505	506
Volkswagen Auto Loan Enhanced Trust, Ser 2025-2, Cl A2A
4.000%, 08/21/2028	675	675
Westlake Automobile Receivables Trust, Ser 2023-P1, Cl A2
5.890%, 02/16/2027 (A)	25	25
Westlake Flooring Master Trust, Ser 2024-1A, Cl A
5.430%, 02/15/2028 (A)	135	135
Westlake Flooring Master Trust, Ser 2024-1A, Cl B
6.070%, 02/15/2028 (A)	1,840	1,845
Wheels Fleet Lease Funding 1 LLC, Ser 2023-1A, Cl A
5.800%, 04/18/2038 (A)	293	295
Wheels Fleet Lease Funding 1 LLC, Ser 2023-2A, Cl A
6.460%, 08/18/2038 (A)	357	361
Wheels Fleet Lease Funding 1 LLC, Ser 2024-2A, Cl A1
4.870%, 06/21/2039 (A)	457	461
Wheels Fleet Lease Funding 1 LLC, Ser 2025-1A, Cl A1
4.570%, 01/18/2040 (A)	845	851
World Omni Auto Receivables Trust, Ser 2022-D, Cl A3
5.610%, 02/15/2028	385	387
World Omni Automobile Lease Securitization Trust, Ser 2024-A, Cl A4
5.250%, 09/17/2029	1,125	1,138

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2025

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
World Omni Automobile Lease Securitization Trust, Ser 2025-A, Cl A3
4.420%, 04/17/2028	$290	$292
		74,288

Credit Cards — 2.2%

American Express Credit Account Master Trust, Ser 2024-3, Cl A
4.650%, 07/15/2029	1,750	1,773
Barclays Dryrock Issuance Trust, Ser 2023-1, Cl A
4.720%, 02/15/2029	300	301
Evergreen Credit Card Trust, Ser 2025-CRT5, Cl B
5.240%, 05/15/2029 (A)	920	931
Golden Credit Card Trust, Ser 2021-1A, Cl A
1.140%, 08/15/2028 (A)	3,465	3,396
Trillium Credit Card Trust II, Ser 2025-1A, Cl B
4.405%, 09/26/2030 (A)	330	331
WF Card Issuance Trust, Ser 2025-A1, Cl A
4.340%, 05/15/2030	1,005	1,018
		7,750

Mortgage Related Securities — 0.1%

RCKT Mortgage Trust, Ser 2025-CES1, Cl A1A
5.653%, 01/25/2045 (A)(C)	343	347

Other Asset-Backed Securities — 10.5%

Affirm Asset Securitization Trust, Ser 2024-A, Cl A
5.610%, 02/15/2029 (A)	255	256
Amur Equipment Finance Receivables XI LLC, Ser 2022-2A, Cl A2
5.300%, 06/21/2028 (A)	26	26
Amur Equipment Finance Receivables XII LLC, Ser 2023-1A, Cl A2
6.090%, 12/20/2029 (A)	522	527
Amur Equipment Finance Receivables XIII LLC, Ser 2024-1A, Cl A2
5.380%, 01/21/2031 (A)	1,808	1,828
Amur Equipment Finance Receivables XV LLC, Ser 2025-1A, Cl A2
4.700%, 09/22/2031 (A)	590	596
Aqua Finance Trust, Ser 2021-A, Cl A
1.540%, 07/17/2046 (A)	114	105
Ares XXXIV CLO, Ser 2025-2A, Cl A1R4
5.172%, TSFR3M + 1.290%, 07/17/2038 (A)(B)	2,000	2,002
Auxilior Term Funding, Ser 2023-1A, Cl A2
6.180%, 12/15/2028 (A)	94	95

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Bain Capital Credit CLO, Ser 2021-4A, Cl A1R
5.084%, TSFR3M + 1.200%, 10/20/2034 (A)(B)	$2,250	$2,249
Bain Capital Credit CLO, Ser 2025-2A, Cl AR3
4.802%, TSFR3M + 0.920%, 10/17/2032 (A)(B)	2,117	2,113
Barings Equipment Finance LLC, Ser 2025-B, Cl A2
4.020%, 02/13/2029 (A)	245	245
Carlyle Global Market Strategies CLO, Ser 2021-1A, Cl AR3
5.126%, TSFR3M + 1.242%, 07/20/2031 (A)(B)	173	173
Carlyle Global Market Strategies CLO, Ser 2025-4A, Cl A1R3
4.804%, TSFR3M + 0.920%, 07/20/2032 (A)(B)	507	507
CBAMR, Ser 2025-5A, Cl A1R
5.452%, TSFR3M + 1.340%, 10/17/2038 (A)(B)	265	265
CCG Receivables Trust, Ser 2023-1, Cl A2
5.820%, 09/16/2030 (A)	75	75
CCG Receivables Trust, Ser 2025-1, Cl A2
4.480%, 10/14/2032 (A)	179	180
CCG Receivables Trust, Ser 2025-2, Cl A2
4.140%, 08/15/2034 (A)	385	386
CIFC Funding, Ser 2025-5A, Cl A1R2
5.359%, TSFR3M + 1.270%, 10/15/2038 (A)(B)	1,000	1,001
CNH Equipment Trust, Ser 2022-C, Cl A3
5.150%, 04/17/2028	618	622
CNH Equipment Trust, Ser 2024-C, Cl A2A
4.300%, 02/18/2028	322	322
CNH Equipment Trust, Ser 2025-A, Cl A2A
4.300%, 08/15/2028	596	597
Dext ABS LLC, Ser 2023-2, Cl A2
6.560%, 05/15/2034 (A)	184	185
DLLAA LLC, Ser 2025-1A, Cl A2
4.700%, 10/20/2027 (A)	443	444
Dryden 94 CLO, Ser 2024-94A, Cl AR
5.265%, TSFR3M + 1.360%, 10/15/2037 (A)(B)	700	702
FirstKey Homes Trust, Ser 2022-SFR3, Cl A
4.250%, 07/17/2038 (A)	369	368
GreatAmerica Leasing Receivables Funding LLC, Ser 2024-1, Cl A2
5.320%, 08/17/2026 (A)	114	114
Hilton Grand Vacations Trust, Ser 2020-AA, Cl A
2.740%, 02/25/2039 (A)	441	434
HINNT LLC, Ser 2024-A, Cl A
5.490%, 03/15/2043 (A)	843	860

SEI Institutional Investments Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
HPEFS Equipment Trust, Ser 2024-1A, Cl A3
5.180%, 05/20/2031 (A)	$475	$476
HPEFS Equipment Trust, Ser 2025-2A, Cl A2
4.070%, 11/22/2032 (A)	410	410
John Deere Owner Trust, Ser 2024-C, Cl A2A
4.360%, 08/16/2027	147	147
KKR CLO 21, Ser 2018-21, Cl A
5.166%, TSFR3M + 1.262%, 04/15/2031 (A)(B)	171	171
KKR CLO, Ser 2017-11, Cl AR
5.346%, TSFR3M + 1.442%, 01/15/2031 (A)(B)	120	120
Kubota Credit Owner Trust, Ser 2024-1A, Cl A2
5.390%, 01/15/2027 (A)	159	159
Kubota Credit Owner Trust, Ser 2025-1A, Cl A2
4.610%, 12/15/2027 (A)	1,095	1,098
Kubota Credit Owner Trust, Ser 2025-2A, Cl A2
4.480%, 04/17/2028 (A)	175	176
MMAF Equipment Finance LLC, Ser 2021-A, Cl A3
0.560%, 06/13/2028 (A)	5	5
MMAF Equipment Finance LLC, Ser 2023-A, Cl A2
5.790%, 11/13/2026 (A)	29	29
MMAF Equipment Finance LLC, Ser 2024-A, Cl A2
5.200%, 09/13/2027 (A)	343	344
Navient Private Education Refi Loan Trust, Ser 2019-GA, Cl A
2.400%, 10/15/2068 (A)	135	131
Navient Private Education Refi Loan Trust, Ser 2020-DA, Cl A
1.690%, 05/15/2069 (A)	383	366
Navient Private Education Refi Loan Trust, Ser 2021-A, Cl A
0.840%, 05/15/2069 (A)	624	573
NYCTL Trust, Ser 2025-A, Cl A
4.840%, 11/10/2038 (A)	1,106	1,105
Octagon Investment Partners 36, Ser 2018-1A, Cl A1
5.136%, TSFR3M + 1.232%, 04/15/2031 (A)(B)	241	241
OneMain Financial Issuance Trust, Ser 2022-S1, Cl A
4.130%, 05/14/2035 (A)	584	584
Palmer Square CLO, Ser 2021-3A, Cl A1R
5.195%, TSFR3M + 1.290%, 10/15/2038 (A)(B)	760	762
PFS Financing, Ser 2025-A, Cl B
5.000%, 01/15/2029 (A)	800	804

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
PFS Financing, Ser 2025-B, Cl A
4.850%, 02/15/2030 (A)	$545	$554
SCF Equipment Leasing LLC, Ser 2025-2A, Cl A2
4.260%, 12/22/2031 (A)	1,725	1,726
SCF Equipment Trust LLC, Ser 2025-1A, Cl A2
4.820%, 07/22/2030 (A)	58	58
Sixth Street CLO VIII, Ser 2024-8A, Cl A1R2
5.034%, TSFR3M + 1.150%, 10/20/2034 (A)(B)	1,600	1,600
SoFi Consumer Loan Program Trust, Ser 2025-1, Cl A
4.800%, 02/27/2034 (A)	1,034	1,038
STAR Trust, Ser 2024-SFR4, Cl A
5.709%, TSFR1M + 1.750%, 10/17/2041 (A)(B)	798	801
STAR Trust, Ser 2024-SFR4, Cl B
6.059%, TSFR1M + 2.100%, 10/17/2041 (A)(B)	425	426
STAR Trust, Ser 2025-SFR5, Cl A
5.409%, TSFR1M + 1.450%, 02/17/2042 (A)(B)	399	400
STAR Trust, Ser 2025-SFR5, Cl B
5.709%, TSFR1M + 1.750%, 02/17/2042 (A)(B)	800	801
Tricon Residential Trust, Ser 2024-SFR2, Cl A
4.750%, 06/17/2040 (A)	548	551
USQ Rail II LLC, Ser 2021-3A, Cl A
2.210%, 06/28/2051 (A)	910	876
Verizon Master Trust Series, Ser 2025-9, Cl A1A
3.960%, 10/21/2030	360	360
Verizon Master Trust, Ser 2024-6, Cl B
4.420%, 08/20/2030	895	899
VFI ABS LLC, Ser 2023-1A, Cl A
7.270%, 03/26/2029 (A)	30	30
Volvo Financial Equipment LLC Series, Ser 2025-2A, Cl A2
3.960%, 06/15/2028 (A)	240	240
Voya CLO, Ser 2017-3A, Cl A1RR
4.944%, TSFR3M + 1.060%, 04/20/2034 (A)(B)	1,200	1,200
Voya CLO, Ser 2018-2A, Cl A1R
5.090%, TSFR3M + 1.232%, 04/25/2031 (A)(B)	58	58

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2025

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Voya CLO, Ser 2024-2A, Cl AR
5.084%, TSFR3M + 1.200%, 07/20/2032 (A)(B)	$865	$865
		37,461

Total Asset-Backed Securities
(Cost $119,481) ($ Thousands)		119,846

U.S. TREASURY OBLIGATIONS — 13.2%
U.S. Treasury Notes
4.005%, USBMMY3M + 0.245%, 01/31/2026 (B)	4,280	4,280
3.750%, 06/30/2027	8,950	8,977
3.625%, 08/31/2027	8,750	8,764
3.500%, 09/30/2027	1,825	1,825
3.500%, 10/15/2028	2,700	2,700
3.250%, 06/30/2027	13,525	13,465
2.500%, 03/31/2027	1,830	1,805
1.250%, 12/31/2026	5,600	5,460

Total U.S. Treasury Obligations
(Cost $47,145) ($ Thousands)		47,276

MORTGAGE-BACKED SECURITIES — 12.3%
Agency Mortgage-Backed Obligations — 3.7%
FHLMC
3.000%, 03/01/2030 to 09/01/2030	1,217	1,199
FHLMC CMO, Ser 2012-4030, Cl AN
1.750%, 04/15/2027	2	2
FHLMC CMO, Ser 2018-4783, Cl BV
4.000%, 03/15/2037	349	349
FHLMC CMO, Ser 2019-4938, Cl CA
2.500%, 04/25/2048	909	868
FHLMC CMO, Ser 2021-5081, Cl HE
1.000%, 01/15/2044	156	142
FHLMC CMO, Ser 2022-5264, Cl AB
4.500%, 08/25/2039	181	180
FHLMC Multifamily Structured Pass Through Certificates, Ser KBX1, Cl A2
2.920%, 01/25/2026	231	230
FHLMC REMIC CMO, Ser 2011-3786, Cl ED
4.000%, 09/15/2039	36	36
FHLMC REMIC CMO, Ser 2013-4166, Cl PV
3.250%, 07/15/2037	1,808	1,793
FHLMC REMIC CMO, Ser 2015-4479, Cl TA
3.000%, 07/15/2034	835	825
FHLMC REMIC CMO, Ser 2018-4753, Cl QV
3.500%, 12/15/2040	207	206
FNMA
6.000%, 01/01/2027 to 04/01/2040	52	54

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
3.500%, 11/01/2034	$64	$64
3.000%, 10/01/2030	113	111
2.500%, 06/01/2029	1,825	1,797
FNMA ARM
6.465%, H15T1Y + 2.215%, 01/01/2029(B)	2	2
FNMA CMO, Ser 2001-33, Cl FA
4.636%, SOFR30A + 0.564%, 07/25/2031(B)	2	2
FNMA CMO, Ser 2011-99, Cl KB
3.500%, 10/25/2026	62	62
FNMA CMO, Ser 2013-1, Cl DC
2.000%, 02/25/2033	476	450
FNMA CMO, Ser 2016-99, Cl H
3.000%, 08/25/2043	126	125
FNMA CMO, Ser 2022-77, Cl CA
5.000%, 04/25/2039	225	225
FNMA CMO, Ser 2023-16, Cl VE
5.500%, 03/25/2034	419	431
FNMA REMIC CMO, Ser 2012-137, Cl UE
1.750%, 09/25/2041	82	79
FNMA REMIC CMO, Ser 2015-57, Cl CA
3.000%, 08/25/2034	206	203
FNMA REMIC CMO, Ser 2016-81, Cl PA
3.000%, 02/25/2044	1,106	1,095
FNMA REMIC CMO, Ser 2023-32, Cl BD
5.500%, 07/25/2042	1,709	1,742
GNMA CMO, Ser 2013-88, Cl WC
2.000%, 11/20/2041	263	257
GNMA CMO, Ser 2025-47, Cl HA
5.000%, 11/20/2052	799	802

		13,331
Non-Agency Mortgage-Backed Obligations — 8.6%
ALA Trust, Ser 2025-OANA, Cl A
5.702%, TSFR1M + 1.743%, 06/15/2040(A)(B)	1,840	1,847
Angel Oak Mortgage Trust, Ser 2020-1, Cl A1
2.466%, 12/25/2059(A)(B)	13	13
BANK, Ser 2017-BNK7, Cl ASB
3.265%, 09/15/2060	66	65
BPR Trust, Ser 2021-TY, Cl A
5.124%, TSFR1M + 1.164%, 09/15/2038(A)(B)	1,000	1,000
BRAVO Residential Funding Trust, Ser 2020-NQM1, Cl A1
1.449%, 05/25/2060(A)(B)	48	47
BRAVO Residential Funding Trust, Ser 2021-NQM1, Cl A1
0.941%, 02/25/2049(A)(B)	136	128

SEI Institutional Investments Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
BRAVO Residential Funding Trust, Ser 2021-NQM2, Cl A1
0.970%, 03/25/2060(A)(B)	$56	$55
BRAVO Residential Funding Trust, Ser 2021-NQM3, Cl A1
1.699%, 04/25/2060(A)(B)	214	200
BSPRT Issuer, Ser 2022-FL8, Cl A
5.642%, SOFR30A + 1.500%, 02/15/2037(A)(B)	148	148
Bunker Hill Loan Depositary Trust, Ser 2020-1, Cl A1
1.724%, 02/25/2055(A)(B)	6	6
BX Commercial Mortgage Trust, Ser 2021-VOLT, Cl A
4.774%, TSFR1M + 0.814%, 09/15/2036(A)(B)	523	523
BX Commercial Mortgage Trust, Ser 2022-CSMO, Cl A
6.074%, TSFR1M + 2.115%, 06/15/2027(A)(B)	475	476
BX Commerical Mortgage Trust, Ser 2021-MFM1, Cl B
5.024%, TSFR1M + 1.064%, 01/15/2034(A)(B)	356	356
BX Trust, Ser 2021-ARIA, Cl A
4.973%, TSFR1M + 1.014%, 10/15/2036(A)(B)	300	300
BX Trust, Ser 2021-LGCY, Cl A
4.580%, TSFR1M + 0.620%, 10/15/2036(A)(B)	1,200	1,195
BX Trust, Ser 2022-LBA6, Cl A
4.959%, TSFR1M + 1.000%, 01/15/2039(A)(B)	1,220	1,218
Citigroup Mortgage Loan Trust, Ser 2018-RP2, Cl A1
2.902%, 02/25/2058(A)(B)	74	73
COLT Funding LLC, Ser 2021-3R, Cl A1
1.051%, 12/25/2064(A)(B)	174	161
COLT Mortgage Loan Trust, Ser 2020-2R, Cl A1
1.325%, 10/26/2065(A)(B)	77	73
COLT Mortgage Loan Trust, Ser 2021-1, Cl A1
0.910%, 06/25/2066(A)(B)	280	244
COLT Mortgage Loan Trust, Ser 2021-2, Cl A1
0.924%, 08/25/2066(A)(B)	410	349
COLT Mortgage Loan Trust, Ser 2021-2R, Cl A1
0.798%, 07/27/2054(A)	125	113
COLT Mortgage Loan Trust, Ser 2021-4, Cl A1
1.397%, 10/25/2066(A)(B)	715	615

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
COLT Mortgage Loan Trust, Ser 2021-HX1, Cl A1
1.110%, 10/25/2066(A)(B)	$655	$570
COLT Mortgage Pass-Through Certificates, Ser 2021-1R, Cl A1
0.857%, 05/25/2065(A)(B)	265	242
Connecticut Avenue Securities Trust, Ser 2021-R03, Cl 1M2
5.722%, SOFR30A + 1.650%, 12/25/2041(A)(B)	655	658
Connecticut Avenue Securities Trust, Ser 2022-R01, Cl 1M2
5.972%, SOFR30A + 1.900%, 12/25/2041(A)(B)	1,575	1,583
Connecticut Avenue Securities Trust, Ser 2023-R02, Cl 1M1
6.372%, SOFR30A + 2.300%, 01/25/2043(A)(B)	204	208
Connecticut Avenue Securities Trust, Ser 2023-R03, Cl 2M1
6.572%, SOFR30A + 2.500%, 04/25/2043(A)(B)	151	152
Connecticut Avenue Securities Trust, Ser 2024-R03, Cl 2M1
5.222%, SOFR30A + 1.150%, 03/25/2044(A)(B)	180	180
CSAIL Commercial Mortgage Trust, Ser 2018-C14, Cl ASB
4.359%, 11/15/2051(B)	273	272
CSMC Trust, Ser 2021-AFC1, Cl A1
0.830%, 03/25/2056(A)(B)	323	278
CSMC Trust, Ser 2021-NQM1, Cl A1
0.809%, 05/25/2065(A)(B)	284	259
Deephaven Residential Mortgage Trust, Ser 2021-1, Cl A1
0.715%, 05/25/2065(A)(B)	59	57
Deephaven Residential Mortgage Trust, Ser 2021-2, Cl A1
0.899%, 04/25/2066(A)(B)	122	109
ELM Trust, Ser 2024-ELM, Cl A10
5.994%, 06/10/2039(A)(B)	1,035	1,041
ELM Trust, Ser 2024-ELM, Cl A15
5.994%, 06/10/2039(A)(B)	965	971
FHLMC STACR REMIC Trust, Ser 2022-DNA2, Cl M1A
5.372%, SOFR30A + 1.300%, 02/25/2042(A)(B)	77	77
FHLMC STACR REMIC Trust, Ser 2024-DNA2, Cl A1
5.322%, SOFR30A + 1.250%, 05/25/2044(A)(B)	338	340

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2025

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FHLMC STACR REMIC Trust, Ser 2024-HQA1, Cl M1
5.322%, SOFR30A + 1.250%, 03/25/2044(A)(B)	$125	$125
FHLMC STACR REMIC Trust, Ser 2025-DNA1, Cl M2
5.422%, SOFR30A + 1.350%, 01/25/2045(A)(B)	270	268
FNMA Connecticut Avenue Securities Trust, Ser 2016-C03, Cl 2M2
10.086%, SOFR30A + 6.014%, 10/25/2028(B)	92	93
Fontainebleau Miami Beach Mortgage Trust, Ser 2024-FBLU, Cl A
5.409%, TSFR1M + 1.450%, 12/15/2039(A)(B)	1,175	1,176
GS Mortgage Securities II Trust, Ser 2022-SHIP, Cl B
5.101%, 09/10/2038(A)(B)	810	810
GS Mortgage Securities Trust, Ser 2017-GS8, Cl AAB
3.313%, 11/10/2050	148	147
HLTN Commercial Mortgage Trust, Ser 2024-DPLO, Cl A
5.601%, TSFR1M + 1.642%, 06/15/2041(A)(B)	800	801
Imperial Fund Mortgage Trust, Ser 2021-NQM1, Cl A1
1.071%, 06/25/2056(A)(B)	442	388
Imperial Fund Mortgage Trust, Ser 2021-NQM2, Cl A1
1.073%, 09/25/2056(A)(B)	305	260
Imperial Fund Mortgage Trust, Ser 2021-NQM3, Cl A1
1.595%, 11/25/2056(A)(B)	335	291
JPMCC Commercial Mortgage Securities Trust, Ser 2017-JP5, Cl ASB
3.549%, 03/15/2050	30	30
JPMCC Commercial Mortgage Securities Trust, Ser 2017-JP7, Cl ASB
3.241%, 09/15/2050	153	151
JPMorgan Mortgage Trust, Ser 2014-5, Cl A1
2.576%, 10/25/2029(A)(B)	295	291
JPMorgan Mortgage Trust, Ser 2018-7FRB, Cl A2
4.819%, TSFR1M + 0.864%, 04/25/2046(A)(B)	84	82
MetLife Securitization Trust, Ser 2017-1A, Cl A
3.000%, 04/25/2055(A)(B)	57	55
MF1, Ser 2022-FL8, Cl A
5.310%, TSFR1M + 1.350%, 02/19/2037(A)(B)	487	487

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
MFA Trust, Ser 2021-INV1, Cl A1
0.852%, 01/25/2056(A)(B)	$68	$66
MHC Commercial Mortgage Trust, Ser 2021-MHC, Cl B
5.174%, TSFR1M + 1.215%, 04/15/2038(A)(B)	1,640	1,640
MHP, Ser 2021-STOR, Cl A
4.774%, TSFR1M + 0.814%, 07/15/2038(A)(B)	325	324
MHP, Ser 2022-MHIL, Cl A
4.774%, TSFR1M + 0.815%, 01/15/2039(A)(B)	20	20
Mill City Mortgage Loan Trust, Ser 2018-1, Cl A1
3.250%, 05/25/2062(A)(B)	12	12
Mill City Mortgage Loan Trust, Ser 2018-3, Cl A1
3.500%, 08/25/2058(A)(B)	193	191
Mill City Mortgage Loan Trust, Ser 2018-4, Cl A1B
3.500%, 04/25/2066(A)(B)	1,144	1,126
Mill City Mortgage Loan Trust, Ser 2019-1, Cl A1
3.250%, 10/25/2069(A)(B)	339	331
Mill City Mortgage Loan Trust, Ser 2021-NMR1, Cl A1
1.125%, 11/25/2060(A)(B)	136	131
Morgan Stanley Capital I Trust, Ser 2018-H3, Cl ASB
4.120%, 07/15/2051	147	147
Morgan Stanley Capital I Trust, Ser 2019-H6, Cl A2
3.228%, 06/15/2052	22	22
Morgan Stanley Capital I, Ser 2017-HR2, Cl ASB
3.509%, 12/15/2050	185	184
New Residential Mortgage Loan Trust, Ser 2017-3A, Cl A1
4.000%, 04/25/2057(A)(B)	93	91
New Residential Mortgage Loan Trust, Ser 2017-6A, Cl A1
4.000%, 08/27/2057(A)(B)	225	221
New Residential Mortgage Loan Trust, Ser 2018-1A, Cl A1
3.770%, 09/25/2057(A)(B)	99	94
New Residential Mortgage Loan Trust, Ser 2020-NQM2, Cl A1
1.650%, 05/24/2060(A)(B)	44	43
NRTH Commercial Mortgage Trust, Ser 2025-PARK, Cl A
5.352%, TSFR1M + 1.393%, 10/15/2040(A)(B)	800	800

SEI Institutional Investments Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
NYC Commercial Mortgage Trust, Ser 2025-3BP, Cl A
5.172%, TSFR1M + 1.213%, 02/15/2042(A)(B)	$300	$298
OBX Trust, Ser 2018-1, Cl A2
4.719%, TSFR1M + 0.764%, 06/25/2057(A)(B)	14	14
Paragon Mortgages, Ser 2006-12A, Cl A2C
4.505%, SOFRRATE + 0.482%, 11/15/2038(A)(B)	37	37
PRPM LLC, Ser 2025-RCF3, Cl A1
5.250%, 07/25/2055(A)(C)	353	356
RCKT Mortgage Trust, Ser 2023-CES1, Cl A1A
6.515%, 06/25/2043(A)(B)	99	99
Residential Mortgage Loan Trust, Ser 2020-1, Cl A1
2.376%, 01/26/2060(A)(B)	5	5
Sequoia Mortgage Trust, Ser 2018-CH3, Cl A1
4.500%, 08/25/2048(A)(B)	3	3
SREIT Trust, Ser 2021-MFP, Cl A
4.804%, TSFR1M + 0.845%, 11/15/2038(A)(B)	151	151
SREIT Trust, Ser 2021-MFP, Cl B
5.153%, TSFR1M + 1.194%, 11/15/2038(A)(B)	755	754
Starwood Mortgage Residential Trust, Ser 2020-3, Cl A1
1.486%, 04/25/2065(A)(B)	23	22
Toorak Trust, Ser 2021-INV1, Cl A1
1.153%, 07/25/2056(A)(B)	238	213
Towd Point Mortgage Trust, Ser 2017-6, Cl A1
2.750%, 10/25/2057(A)(B)	29	29
Towd Point Mortgage Trust, Ser 2018-2, Cl A1
3.250%, 03/25/2058(A)(B)	89	88
Towd Point Mortgage Trust, Ser 2018-3, Cl A1
3.750%, 05/25/2058(A)(B)	66	65
Towd Point Mortgage Trust, Ser 2018-5, Cl A1A
3.250%, 07/25/2058(A)(B)	200	198
UBS Commercial Mortgage Trust, Ser 2017-C4, Cl ASB
3.366%, 10/15/2050	266	265
UBS Commercial Mortgage Trust, Ser 2017-C6, Cl ASB
3.504%, 12/15/2050	79	79
Verus Securitization Trust, Ser 2021-1, Cl A1
0.815%, 01/25/2066(A)(B)	153	138
Verus Securitization Trust, Ser 2021-1, Cl A2
1.052%, 01/25/2066(A)(B)	199	181

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Verus Securitization Trust, Ser 2021-2, Cl A1
1.031%, 02/25/2066(A)(B)	$211	$193
Verus Securitization Trust, Ser 2021-R2, Cl A1
0.918%, 02/25/2064(A)(B)	264	248
Verus Securitization Trust, Ser 2021-R3, Cl A1
1.020%, 04/25/2064(A)(B)	158	151
Wells Fargo Commercial Mortgage Trust, Ser 2017-C39, Cl ASB
3.212%, 09/15/2050	129	128
Wells Fargo Commercial Mortgage Trust, Ser 2017-C41, Cl ASB
3.390%, 11/15/2050	47	47

		30,862
Total Mortgage-Backed Securities
(Cost $44,754) ($ Thousands)		44,193

MUNICIPAL BONDS — 2.1%
New Jersey — 0.4%
New Jersey Transportation Trust Fund Authority, Ser BB, RB
4.608%, 06/15/2026	1,280	1,284

New York — 1.2%
City of New York New York, Ser D-2, GO
4.267%, 10/01/2026	700	702
City of New York New York, Ser H, GO
4.542%, 02/01/2027	480	484
New York City Transitional Finance Authority, RB
4.724%, 11/01/2026	2,205	2,224
New York City Transitional Finance Authority, Sub-Ser, RB
4.507%, 11/01/2026	875	881

		4,291

Pennsylvania — 0.5%
City of Philadelphia Pennsylvania, Ser B, GO
4.460%, 08/01/2027	625	633
Philadelphia Authority for Industrial Development, Ser A, RB
6.350%, 04/15/2028	850	882

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2025

Ultra Short Duration Bond Fund (Concluded)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Redevelopment Authority of the City of Philadelphia, Ser A, RB
4.503%, 09/01/2026	$415	$417

		1,932

Total Municipal Bonds
(Cost $7,464) ($ Thousands)		7,507

	Shares
CASH EQUIVALENT — 1.4%
SEI Daily Income Trust, Government Fund, Institutional Class
3.950%**†	4,866,411	4,866
Total Cash Equivalent
(Cost $4,866) ($ Thousands)		4,866

Description	Face Amount (Thousands)	Market Value ($ Thousands)
REPURCHASE AGREEMENTS(D) — 2.3%
Barclays
4.080%, dated 11/28/2025 to be repurchased on 12/01/2025, repurchase price $4,101,394 (collateralized by a U.S. Government Agency, par value $4,405,600, 2.750%, 08/15/2032, with a total market value of $4,182,044)	$4,100	$4,100
BNP Paribas
4.090%, dated 11/28/2025 to be repurchased on 12/01/2025, repurchase price $4,001,363 (collateralized by various U.S. Government Agencies, par values ranging from $1,000 - $1,894,536, 2.000% - 6.500%, 02/01/2035 - 11/01/2055, with a total market value of $4,080,000)	4,000	4,000

Total Repurchase Agreements
(Cost $8,100) ($ Thousands)		8,100

Total Investments in Securities — 102.1%
(Cost $364,887) ($ Thousands)		$365,536

A list of the open futures contracts held by the Fund at November 30, 2025, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Depreciation(Thousands)
Long Contracts
U.S. 2-Year Treasury Note	60	Mar-2026	$12,535	$12,532	$(3)

Short Contracts
U.S. 10-Year Treasury Note	(42)	Mar-2026	$(4,759)	$(4,761)	$(2)
			$7,776	$7,771	$(5)

Percentages are based on Net Assets of $358,034 ($ Thousands).
**	The rate reported is the 7-day effective yield as of November 30, 2025.
†	Investment in Affiliated Security (see Note 6).
(A)

Security, or a portion thereof, exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On November 30, 2025, the value of these securities amounted to $140,162 ($ Thousands), representing 39.1% of the Net Assets of the Fund.

(B)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(C)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(D)	Tri-Party Repurchase Agreement.

The following is a summary of the level of inputs used as of November 30, 2025, in valuing the Fund's investments and other financial instruments carried at value ($ Thousands):
Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Corporate Obligations	–	133,748	–	133,748
Asset-Backed Securities	–	119,846	–	119,846
U.S. Treasury Obligations	–	47,276	–	47,276
Mortgage-Backed Securities	–	44,193	–	44,193
Municipal Bonds	–	7,507	–	7,507
Cash Equivalent	4,866	–	–	4,866
Repurchase Agreements	–	8,100	–	8,100
Total Investments in Securities	4,866	360,670	–	365,536

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Depreciation	(5)	–	–	(5)
Total Other Financial Instruments	(5)	–	–	(5)

*	Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

SEI Institutional Investments Trust

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

The following is a summary of the Fund’s transactions with affiliates for the period ended November 30, 2025 ($ Thousands):

Security Description	Value 5/31/2025	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 11/30/2025	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$3,102	$113,297	$(111,533)	$—	$—	$4,866	$57	$—

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2025

Emerging Markets Debt Fund

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS — 92.5%
Albania — 0.0%
Albania Government International Bond
4.750%, 02/14/2035	EUR	510	$605

Angola — 0.5%
Angola Via Avenir Issuer II Ireland DAC
6.927%, 02/19/2027		$1,320	1,281
Angolan Government International Bond
9.375%, 05/08/2048		2,753	2,400
9.244%, 01/15/2031(A)		4,983	4,927
			8,608

Argentina — 2.0%
Argentine Republic Government International Bond
4.250%, 01/09/2038(B)	EUR	730	602
4.125%, 07/09/2027(B)		$8,137	5,597
4.125%, 07/09/2027(B)		12,318	8,719
4.000%, 07/09/2026(B)	EUR	783	597
3.875%, 07/09/2027(B)		3,700	2,861
3.500%, 07/09/2041(B)		$452	300
3.000%, 07/09/2029(B)	EUR	2,945	2,194
0.750%, 07/09/2027(B)		$7,355	6,076
Cia General de Combustibles
11.875%, 11/28/2030(A)		776	772
Pluspetrol
8.125%, 05/18/2031(A)		649	640
Provincia de Buenos Aires MTN
6.625%, 09/01/2037(B)		4,631	3,340
Republic of Argentina
29.500%, 05/30/2030	ARS	1,750,000	1,257
0.000% 12/15/2035 (C)(D)	EUR	8,158	761
Tecpetrol
7.625%, 11/03/2030(A)		$1,713	1,696
			35,412

Armenia — 0.1%
Armenia International Bond
3.600%, 02/02/2031		742	674
Republic of Armenia International Bond
6.750%, 03/12/2035		1,400	1,451
			2,125

Azerbaijan — 0.1%
Republic of Azerbaijan International Bond
3.500%, 09/01/2032		993	927

Bahamas — 0.8%
Bahamas Government International Bond
9.000%, 06/16/2029		4,050	4,348
8.950%, 10/15/2032		6,535	7,269
8.250%, 06/24/2036(A)		2,640	2,868
			14,485

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
Bahrain — 1.3%
Bahrain Government International Bond
7.000%, 10/12/2028		$563	$586
6.750%, 09/20/2029		3,452	3,587
6.625%, 10/06/2037(A)		4,746	4,761
6.000%, 09/19/2044		2,510	2,282
Bahrain Government International Bond MTN
6.250%, 01/25/2051		7,450	6,822
CBB International Sukuk Programme WLL
6.250%, 07/07/2033(A)		802	825
3.950%, 09/16/2027		3,510	3,431
			22,294

Barbados — 0.2%
Barbados Government International Bond
8.000%, 06/26/2035(A)		2,800	2,934

Benin — 0.0%
Benin Government International Bond
8.375%, 01/23/2041(A)		602	627

Bermuda — 0.0%
Bermuda Government International Bond
2.375%, 08/20/2030		306	277

Bolivia — 0.1%
Bolivian Government International Bond
4.500%, 03/20/2028		1,783	1,633

Brazil — 4.0%
Aegea Finance Sarl
7.625%, 01/20/2036(A)		2,146	2,033
Braskem Netherlands Finance BV
8.500%, 01/12/2031		2,250	822
8.000%, 10/15/2034		5,329	1,905
4.500%, 01/31/2030		1,400	497
Brazil Notas do Tesouro Nacional, Ser B
6.000%, 05/15/2045	BRL	2,124	1,625
6.000%, 08/15/2050		5,848	4,517
Brazil Notas do Tesouro Nacional, Ser F
10.000%, 01/01/2027		34,732	6,554
10.000%, 01/01/2029		61,060	10,671
10.000%, 01/01/2031		57,544	9,613
Brazil Notas do Tesouro Nacional Serie B
6.000%, 08/15/2032		7,200	5,785
Brazil Notas do Tesouro Nacional Serie F
10.000%, 01/01/2033		38,108	6,125
10.000%, 01/01/2035		21,690	3,388
Brazilian Government International Bond
7.250%, 01/12/2056		$4,658	4,641
6.625%, 03/15/2035		1,158	1,197
5.500%, 02/04/2033		2,708	2,689
4.750%, 01/14/2050		1,139	842

SEI Institutional Investments Trust

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
Petrobras Global Finance BV
6.250%, 01/10/2036		$376	$369
PRIO Luxembourg Holding Sarl
6.750%, 10/15/2030(A)		3,885	3,797
Vale Overseas
6.000%, H15T5Y + 2.431%, 02/25/2056 (A)(C)		1,681	1,673
Yinson Bergenia Production BV
8.498%, 01/31/2045(A)		600	629
Yinson Boronia Production BV
8.947%, 07/31/2042		1,285	1,396
			70,768

Bulgaria — 0.0%
Eastern European Electric BV
6.500%, 05/15/2030(A)	EUR	500	611

Cameroon — 0.2%
Cameroon International Bond
5.950%, 07/07/2032		3,773	3,599
Republic of Cameroon International Bond
9.500%, 07/31/2031		$331	318
			3,917

Canada — 0.0%
Polaris Renewable Energy
9.500%, 12/03/2029		500	513

Cayman Islands — 0.1%
Neon Capital MTN
1.998%, 01/06/2028(C)	JPY	142,938	894

Chile — 1.5%
Bonos de la Tesoreria de la Republica en pesos
6.000%, 04/01/2033(A)	CLP	1,050,000	1,188
5.000%, 03/01/2035		2,050,000	2,193
4.700%, 09/01/2030(A)		4,450,000	4,773
Chile Electricity Lux Mpc II Sarl
5.580%, 10/20/2035		$684	705
Chile Electricity Lux MPC Sarl
6.010%, 01/20/2033		1,029	1,078
Chile Government International Bond
3.100%, 05/07/2041		997	771
2.550%, 07/27/2033		5,382	4,664
Empresa Nacional del Petroleo
6.150%, 05/10/2033		2,318	2,449
5.950%, 07/30/2034		395	412
Nacional del Cobre de Chile
6.780%, 01/13/2055(A)		3,682	3,970
6.780%, 01/13/2055		3,598	3,880
			26,083

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
China — 0.5%
China Government Bond
2.150%, 08/25/2055	CNY	11,000	$1,533
1.670%, 05/25/2035		26,000	3,633
China Government International Bond
3.750%, 11/13/2030(A)		$3,428	3,478
			8,644

Colombia — 5.1%
Colombia Government International Bond
8.500%, 04/25/2035		4,442	4,973
5.625%, 02/26/2044		4,555	3,701
5.200%, 05/15/2049		900	664
5.000%, 06/15/2045		11,028	8,225
4.125%, 05/15/2051		4,141	2,590
3.250%, 04/22/2032		3,568	3,026
Colombian TES
13.250%, 02/09/2033	COP	31,864,300	8,785
11.750%, 01/24/2035		21,895,600	5,543
11.500%, 07/25/2046		3,171,200	763
11.000%, 08/22/2029		36,400,000	9,437
7.750%, 09/18/2030		11,415,700	2,574
7.250%, 10/18/2034		52,332,200	10,146
7.250%, 10/26/2050		28,946,500	4,606
7.000%, 03/26/2031		45,499,700	9,721
7.000%, 06/30/2032		7,468,200	1,525
6.000%, 04/28/2028		15,754,000	3,764
5.750%, 11/03/2027		9,298,000	2,282
Ecopetrol
5.875%, 05/28/2045		$4,950	3,740
EnfraGen Energia Sur
5.375%, 12/30/2030		840	782
EnfraGen Energia Sur SAU
8.499%, 06/30/2032(A)		500	517
PA Autopista Rio Magalena
6.050%, 06/15/2036	COP	3,448,381	786
SierraCol Energy Andina LLC
9.000%, 11/14/2030(A)		$1,472	1,444
			89,594

Costa Rica — 0.6%
Costa Rica Government International Bond
7.158%, 03/12/2045		3,850	4,189
7.000%, 04/04/2044		910	979
6.125%, 02/19/2031		4,264	4,441
			9,609

Côte d'Ivoire — 0.4%
Côte d'Ivoire Government International Bond
8.250%, 01/30/2037		595	623
8.250%, 01/30/2037(A)		417	437
8.075%, 04/01/2036(A)		2,060	2,137
8.075%, 04/01/2036		200	207

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2025

Emerging Markets Debt Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
6.625%, 03/22/2048	EUR	3,141	$3,214
			6,618

Czech Republic — 0.1%
Czech Republic Government Bond
3.600%, 06/03/2036	CZK	39,000	1,711

Czechia — 0.3%
Czechia Government Bond
1.950%, 07/30/2037		7,800	282
1.500%, 04/24/2040		145,000	4,591
			4,873

Dominican Republic — 1.3%
Dominican Republic Central Bank Notes
13.000%, 01/30/2026(A)	DOP	46,000	739
13.000%, 01/30/2026		36,760	590
9.000%, 12/11/2026		130,800	2,050
Dominican Republic International Bond
11.250%, 09/15/2035		8,000	142
10.750%, 06/01/2036		55,600	960
6.950%, 03/15/2037		$6,457	6,874
5.875%, 10/28/2035(A)		6,550	6,519
5.300%, 01/21/2041		6,250	5,597
			23,471

Ecuador — 1.1%
Ecuador Government International Bond
15.410%, 07/31/2030(E)		1,341	1,133
6.900%, 07/31/2030(B)		4,310	4,189
6.900%, 07/31/2035(B)		13,870	11,748
5.000%, 07/31/2026(B)		3,759	2,808
			19,878

Egypt — 2.6%
Egypt Government Bond
25.318%, 08/13/2027	EGP	281,599	5,954
24.458%, 10/01/2027		24,600	517
Egypt Government International Bond
8.700%, 03/01/2049		$7,304	6,894
8.625%, 02/04/2030		2,880	3,121
8.500%, 01/31/2047		14,109	13,150
Egypt Treasury Bills
27.118%, 01/27/2026(F)	EGP	42,500	856
27.017%, 02/03/2026(F)		200,600	4,022
26.817%, 12/16/2025(F)		74,250	1,541
26.640%, 12/30/2025(F)		314,825	6,470
26.567%, 04/07/2026(F)		26,550	510
26.289%, 12/09/2025(F)		44,200	922
23.992%, 04/28/2026(F)		111,800	2,122
			46,079

El Salvador — 0.4%
El Salvador Government International Bond
9.650%, 11/21/2054		$326	369
9.500%, 07/15/2052		3,112	3,443

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
7.125%, 01/20/2050		$3,130	$2,819
			6,631

Ethiopia — 0.1%
Ethiopia International Bond
6.625%, 12/11/2024(G)		2,225	2,389

Gabon — 0.2%
Gabon Blue Bond Master Trust Series 2
6.097%, 08/01/2038		300	309
Gabon Government International Bond
7.000%, 11/24/2031		3,846	2,866
			3,175

Georgia — 0.1%
Georgia Government International Bond
2.750%, 04/22/2026		2,240	2,214

Ghana — 0.8%
Ghana Government International Bond
5.029%, 01/03/2030(E)		285	249
5.000%, 07/03/2028(B)		5,423	5,304
5.000%, 07/03/2028(B)		6,992	6,199
5.000%, 07/03/2028(A)(B)		247	241
4.780%, 07/03/2026(E)		2,024	1,983
			13,976

Guatemala — 0.9%
Guatemala Government Bond
6.600%, 06/13/2036		2,280	2,436
6.125%, 06/01/2050		3,282	3,183
4.875%, 02/13/2028		3,164	3,153
4.500%, 05/03/2026		1,522	1,514
Mobiliare Latam
6.750%, 11/10/2032(A)		2,535	2,489
Threelands Energy Sarl
7.450%, 10/20/2035(A)		2,917	2,922
			15,697

Honduras — 0.0%
Honduras Government International Bond
5.625%, 06/24/2030		294	287

Hungary — 1.9%
Hungary Government Bond
7.000%, 10/24/2035	HUF	200,000	607
6.750%, 10/22/2028		1,500,000	4,600
4.500%, 03/23/2028		933,000	2,725
3.250%, 10/22/2031		389,450	1,002
3.000%, 10/27/2038		630,890	1,259
3.000%, 04/25/2041		883,820	1,636
Hungary Government International Bond
6.750%, 09/23/2055(A)		$4,416	4,650
6.125%, 05/22/2028		2,434	2,525
5.500%, 03/26/2036		6,360	6,365

SEI Institutional Investments Trust

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
5.375%, 09/26/2030		$3,964	$4,058
5.375%, 09/26/2030(A)		1,559	1,596
3.125%, 09/21/2051		4,523	2,821
			33,844

India — 1.8%
Adani Green Energy UP
6.700%, 03/12/2042		3,420	3,319
Adani Renewable Energy RJ MTN
4.625%, 10/15/2039		1,068	907
Export-Import Bank of India MTN
3.250%, 01/15/2030		545	523
2.250%, 01/13/2031		3,104	2,807
India Government Bond
7.360%, 09/12/2052	INR	340,000	3,812
7.300%, 06/19/2053		735,010	8,183
7.180%, 07/24/2037		421,610	4,834
6.480%, 10/06/2035		325,740	3,644
6.330%, 05/05/2035		333,780	3,674
			31,703

Indonesia — 6.9%
Indonesia Government International Bond
5.650%, 01/11/2053		$3,746	3,839
4.850%, 01/11/2033		300	303
4.300%, 03/31/2052		1,296	1,086
3.550%, 03/31/2032		797	755
Indonesia Treasury Bond
9.000%, 03/15/2029	IDR	17,056,000	1,131
8.750%, 05/15/2031		14,869,000	1,007
8.375% 03/15/2034		4,036,000	275
8.375%, 04/15/2039		27,396,000	1,916
8.250%, 05/15/2029		47,387,000	3,071
8.250%, 05/15/2036		72,413,000	4,976
7.500%, 08/15/2032		25,757,000	1,655
7.500%, 06/15/2035		5,000,000	326
7.500%, 05/15/2038		9,569,000	624
7.500%, 04/15/2040		31,245,000	2,040
7.125%, 06/15/2038		138,479,000	8,797
7.125%, 08/15/2040		41,088,000	2,618
7.125%, 06/15/2042		6,817,000	429
7.125%, 06/15/2043		101,279,000	6,391
7.125%, 08/15/2045		30,157,000	1,923
7.000% 05/15/2027		6,540,000	402
7.000%, 09/15/2030		75,868,000	4,760
7.000%, 02/15/2033		78,523,000	4,922
6.875%, 04/15/2029		155,481,000	9,671
6.750%, 07/15/2035		261,444,000	16,211
6.625%, 02/15/2034		77,756,000	4,774
6.500%, 07/15/2030		169,230,000	10,451
6.500%, 02/15/2031		52,960,000	3,250
6.500%, 04/15/2036		119,000,000	7,238
6.375%, 08/15/2028		55,971,000	3,443

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
LLPL Capital Pte
6.875%, 02/04/2039		$140	$146
Pertamina Hulu Energi
5.250%, 05/21/2030(A)		2,852	2,910
Perusahaan Penerbit SBSN Indonesia III
4.550%, 07/23/2030(A)		8,624	8,688
4.550%, 07/23/2030		707	712
			120,740

Iraq — 0.6%
Iraq Government International Bond
5.800%, 01/15/2028		6,269	6,245
Iraq International Bond
5.800%, 01/15/2028		4,359	4,342
			10,587

Isle of Man — 0.1%
Kinetics LNG Holdings
9.875%, 11/13/2029(A)		2,500	2,512

Israel — 0.3%
Israel Electric
8.100%, 12/15/2096		2,000	2,680
Leviathan Bond
6.750%, 06/30/2030(A)		370	375
State of Israel
3.800%, 05/13/2060		2,370	1,626
			4,681

Jamaica — 0.3%
Kingston Airport Revenue Finance
6.750%, 12/15/2036(A)		1,744	1,779
NCB Financial Group
11.000%, 07/31/2030(A)		3,800	3,829
			5,608

Jordan — 0.4%
Jordan Government International Bond
7.500%, 01/13/2029(A)		1,698	1,785
7.500%, 01/13/2029		1,021	1,073
7.375%, 10/10/2047		3,940	3,919
5.750%, 11/12/2032(A)		900	884
			7,661

Kazakhstan — 0.9%
Development Bank of Kazakhstan JSC
18.400%, 10/16/2028(A)	KZT	353,000	690
Kazakhstan Government Bond - MEOKAM
16.950%, 10/09/2030		495,000	933
Kazakhstan Government Bond - MEUKAM
14.450%, 06/05/2033		975,000	1,663
14.000%, 02/13/2035		2,015,000	3,347
10.400%, 05/19/2027		435,000	766
Kazakhstan Government International Bond
5.500%, 07/01/2037		$1,552	1,593
5.500%, 07/01/2037(A)		1,000	1,026

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2025

Emerging Markets Debt Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
5.000%, 07/01/2032(A)		$3,067	$3,122
4.412%, 10/28/2030(A)		749	745
KazMunayGas National JSC
6.375%, 10/24/2048		1,968	1,996
			15,881

Kenya — 0.6%
Republic of Kenya Government International Bond
9.750%, 02/16/2031		3,812	4,059
9.500%, 03/05/2036		900	911
8.250%, 02/28/2048		5,344	4,884
7.000%, 05/22/2027		733	745
			10,599

Kuwait — 0.8%
Kuwait International Government Bond
4.652%, 10/09/2035(A)		14,228	14,264

Kyrgyzstan — 0.0%
Kyrgyz Republic International Bond
7.750%, 06/03/2030(A)		710	716

Laos — 0.1%
Laos Government International Bond
11.250%, 11/12/2030(A)		1,200	1,205

Latvia — 0.1%
Latvia Government International Bond MTN
5.125%, 07/30/2034		950	982

Lebanon — 0.4%
Lebanon Government International Bond
8.250%, 05/17/2034(G)		8,218	1,803
8.200%, 05/17/2033(G)		6,282	1,358
Lebanon Government International Bond MTN
8.250%, 04/12/2021(G)		10,560	2,323
7.000%, 03/20/2028(G)		4,013	882
6.400%, 05/26/2023(G)		2,645	580
			6,946

Luxembourg — 0.2%
Delphos Securities SARL - Compartment Bernina
7.625%, 04/08/2035	EUR	2,700	3,082

Malaysia — 5.6%
Khazanah Capital MTN
4.759%, 09/05/2034		$200	204
Khazanah Global Sukuk MTN
4.687%, 06/01/2028		574	583
Malaysia Government Bond
4.893%, 06/08/2038	MYR	41,419	11,171
4.696%, 10/15/2042		2	1

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
4.642%, 11/07/2033	MYR	17,663	$4,617
4.498% 04/15/2030		7,965	2,021
4.457%, 03/31/2053		3,389	878
4.065%, 06/15/2050		15,006	3,681
3.906%, 07/15/2026		12,993	3,165
3.900% 11/30/2026		81,266	19,864
3.885%, 08/15/2029		16,004	3,963
3.828%, 07/05/2034		31,195	7,742
3.757%, 05/22/2040		16,000	3,875
3.733%, 06/15/2028		17,280	4,247
3.582%, 07/15/2032		29,804	7,259
3.519%, 04/20/2028		27,256	6,668
3.502% 05/31/2027		13,158	3,209
2.632%, 04/15/2031		28,669	6,692
Malaysia Government Investment Issue
4.119%, 11/30/2034		5,418	1,369
Malaysia Wakala Sukuk
3.075%, 04/28/2051		$1,120	818
Petronas Capital
5.848%, 04/03/2055(A)		2,689	2,860
5.848%, 04/03/2055		200	213
4.950%, 01/03/2031		2,173	2,254
Petronas Capital MTN
3.500%, 04/21/2030		717	699
3.404%, 04/28/2061		1,109	770
			98,823

Mexico — 6.2%
Eagle Funding Luxco Sarl
5.500%, 08/17/2030		1,836	1,864
Mexican Bonos
8.500%, 02/28/2030	MXN	180,000	9,930
8.500% 11/18/2038		110,696	5,762
8.000%, 11/07/2047		175,941	8,436
8.000%, 07/31/2053		273,111	12,999
7.750% 05/29/2031		150,319	7,976
7.750% 11/23/2034		43,815	2,250
7.750% 11/13/2042		140,814	6,684
7.500% 06/03/2027		61,597	3,364
7.500%, 05/26/2033		31,891	1,638
Mexico Government International Bond
7.375%, 05/13/2055		$4,595	5,035
Mexico Government International Bond MTN
5.625%, 03/19/2114	GBP	9,800	9,887
Petroleos Mexicanos
7.690%, 01/23/2050		$19,660	17,548
6.375%, 01/23/2045		2,584	2,064
Petroleos Mexicanos MTN
6.750%, 09/21/2047		16,812	13,681
			109,118

SEI Institutional Investments Trust

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
Mongolia — 0.1%
Development Bank of Mongolia LLC
8.500%, 07/03/2028		$1,200	$1,231
Mongolia Government International Bond
8.650%, 01/19/2028		368	390
6.625%, 02/25/2030(A)		728	748
			2,369

Montenegro — 0.0%
Montenegro Government International Bond
7.250%, 03/12/2031		300	322

Morocco — 0.2%
Morocco Government International Bond
4.000%, 12/15/2050		1,000	730
OCP
6.875%, 04/25/2044		2,921	3,045
			3,775

Mozambique — 0.1%
Mozambique International Bond
9.000%, 09/15/2031(B)		1,801	1,535

Nigeria — 2.1%
Nigeria Government International Bond
9.625%, 06/09/2031		4,029	4,488
9.130%, 01/13/2046(A)		900	956
8.631%, 01/13/2036(A)		2,671	2,819
Nigeria Government International Bond MTN
8.250%, 09/28/2051		4,100	3,960
6.125%, 09/28/2028		1,913	1,899
Nigeria OMO Bill
27.273%, 01/06/2026(F)	NGN	7,720,302	5,214
26.727%, 12/02/2025(F)		4,531,685	3,129
26.681%, 12/09/2025(F)		4,900,000	3,370
24.810%, 02/23/2026(F)		3,200,000	2,106
23.669%, 03/31/2026(F)		5,450,000	3,518
21.915%, 02/10/2026(F)		538,400	356
21.686%, 06/23/2026(F)		1,000,000	622
20.926%, 04/28/2026(F)		1,000,000	636
19.961%, 03/17/2026(F)		2,529,939	1,643
19.904%, 04/14/2026(F)		2,120,061	1,356
19.890%, 07/07/2026(F)		1,540,000	944
			37,016

Oman — 1.0%
EDO Sukuk
5.662%, 07/03/2031		$3,499	3,663
5.662%, 07/03/2031(A)		1,436	1,503
Mazoon Assets SAOC
5.250%, 10/09/2031(A)		1,101	1,123
5.250%, 10/09/2031		365	372

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
Oman Government International Bond
6.750%, 10/28/2027		$632	$657
6.750%, 01/17/2048		4,442	4,926
Oman Sovereign Sukuk
4.525%, 04/17/2033(A)		4,684	4,668
OQ SAOC MTN
5.125%, 05/06/2028		808	815
			17,727

Pakistan — 0.3%
Pakistan Global Sukuk Programme
7.950%, 01/31/2029		2,794	2,837
Pakistan Government International Bond MTN
8.875%, 04/08/2051		2,200	2,107
Pakistan Water & Power Development Authority
7.500%, 06/04/2031		350	330
			5,274

Panama — 1.0%
Panama Government International Bond
8.125%, 04/28/2034		1,262	1,445
8.000%, 03/01/2038		3,809	4,384
4.500%, 04/16/2050		1,700	1,294
4.500%, 04/01/2056		4,203	3,117
3.875%, 03/17/2028		1,816	1,780
2.252%, 09/29/2032		6,658	5,434
			17,454

Paraguay — 0.2%
Paraguay Government International Bond
5.850%, 08/21/2033		2,234	2,340
4.950%, 04/28/2031		1,009	1,015
			3,355

Peru — 3.5%
Credicorp Capital Sociedad Titulizadora
10.100%, 12/15/2043(A)	PEN	500	158
Peru Government Bond
7.600%, 08/12/2039(A)		15,722	5,149
7.300%, 08/12/2033(A)		17,230	5,795
6.900%, 08/12/2037		6,682	2,092
6.850%, 08/12/2035(A)		1,300	413
6.150%, 08/12/2032		8,700	2,778
5.400%, 08/12/2034		73,372	21,505
5.350%, 08/12/2040		3,450	918
Peru LNG Srl
5.375%, 03/22/2030		$1,800	1,735
Peruvian Government International Bond
6.200%, 06/30/2055		1,628	1,702
5.500%, 03/30/2036		6,835	7,018
3.600%, 01/15/2072		1,000	642

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2025

Emerging Markets Debt Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
Petroleos del Peru
5.625%, 06/19/2047		$16,636	$11,833
			61,738

Philippines — 1.2%
Philippine Government Bond
6.375%, 07/27/2030	PHP	100,000	1,758
6.250%, 02/28/2029		230,000	4,023
Philippine Government International Bond
5.170%, 10/13/2027		$3,765	3,843
3.200%, 07/06/2046		1,300	947
2.950%, 05/05/2045		400	284
2.650%, 12/10/2045		3,767	2,522
1.950%, 01/06/2032		9,008	7,847
			21,224

Poland — 4.0%
ORLEN
6.000%, 01/30/2035(A)		643	681
Republic of Poland Government Bond
7.500%, 07/25/2028	PLN	40,000	11,909
6.000%, 10/25/2033		12,211	3,587
5.000%, 10/25/2034		16,036	4,388
5.000%, 10/25/2035		14,984	4,069
2.750% 04/25/2028		1,777	475
1.750%, 04/25/2032		59,425	13,651
1.250%, 10/25/2030		17,000	4,008
Republic of Poland Government International Bond
5.500%, 04/04/2053		$350	341
5.500%, 03/18/2054		4,730	4,616
5.375%, 02/12/2035		11,684	12,198
5.125%, 09/18/2034		6,250	6,426
4.875%, 02/12/2030		4,184	4,321
			70,670

Romania — 3.5%
Romania Government Bond
8.250%, 09/29/2032	RON	4,135	1,006
8.000%, 04/29/2030		47,500	11,273
7.650%, 07/27/2031		13,300	3,129
7.500%, 07/27/2033		6,710	1,573
7.350%, 04/28/2031		7,880	1,832
7.100%, 07/31/2034		21,025	4,826
6.850%, 07/29/2030		7,695	1,748
6.750%, 04/25/2035		100	22
6.300%, 04/25/2029		20,000	4,491
5.000%, 02/12/2029		3,100	671
4.850%, 07/25/2029		12,500	2,669
4.150%, 10/24/2030		1,920	389
Romania Government International Bond
7.500%, 02/10/2037		$5,338	5,863
6.375%, 01/30/2034		1,280	1,324
5.750%, 09/16/2030(A)		2,710	2,782
5.750%, 03/24/2035		7,002	6,870

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
4.000%, 02/14/2051		$1,420	$975
3.000%, 02/14/2031		3,820	3,448
Romanian Government International Bond
6.625%, 05/16/2036		920	950
6.500%, 10/07/2045(A)	EUR	5,700	6,576
			62,417

Russia — 0.0%
Vnesheconombank Via VEB Finance
6.800%, 11/22/2025(A)		$600	30
6.800%, 11/22/2025(H)		240	2
			32

Rwanda — 0.1%
Rwanda International Government Bond
5.500%, 08/09/2031		1,110	1,015

Saudi Arabia — 1.7%
Acwa Power Management And Investments One
5.950%, 12/15/2039		655	669
Global Sukuk
4.625%, 09/17/2035(A)		470	459
Saudi Government International Bond MTN
5.000%, 01/18/2053		10,132	9,273
4.750%, 01/16/2030		9,759	9,948
4.750%, 01/16/2030(A)		420	428
4.625%, 10/04/2047		5,839	5,153
3.750%, 01/21/2055		4,470	3,262
			29,192

Senegal — 0.2%
Senegal Government International Bond
6.750%, 03/13/2048		1,850	1,033
6.250%, 05/23/2033		1,738	1,066
5.375%, 06/08/2037	EUR	560	370
4.750%, 03/13/2028		850	727
			3,196

Serbia — 0.4%
Serbia International Bond
6.000%, 06/12/2034		$4,830	5,023
2.125%, 12/01/2030		1,253	1,093
Telecommunications co Telekom Srbija AD Belgrade
7.000%, 10/28/2029		291	292
			6,408

South Africa — 5.3%
Absa Bank (I)
26.120%, 04/16/2026(E)	EGP	170,100	3,263
Eskom Holdings SOC Ltd MTN
7.500%, 09/15/2033	ZAR	52,000	2,761
Republic of South Africa Government Bond
11.625%, 03/31/2053		30,000	2,152
9.000%, 01/31/2040		236,575	13,528

SEI Institutional Investments Trust

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
8.875% 02/28/2035	ZAR	81,704	$4,887
8.750% 01/31/2044		260,290	14,253
8.750% 02/28/2048		341,285	18,661
8.500% 01/31/2037		31,438	1,779
8.250% 03/31/2032		36,568	2,158
8.000%, 01/31/2030		158,177	9,381
6.500% 02/28/2041		35,634	1,615
6.250% 03/31/2036		9,523	462
Republic of South Africa Government International Bond
7.100%, 11/19/2036		$7,229	7,776
5.750%, 09/30/2049		10,857	9,190
4.300%, 10/12/2028		2,223	2,211
			94,077

Sri Lanka — 0.6%
Sri Lanka Government International Bond
3.600%, 08/15/2027(B)		3,888	3,566
3.600%, 08/15/2027(A)(B)		1,695	1,554
3.600%, 11/15/2027(A)(B)		230	209
3.600%, 12/15/2027(A)(B)		3,375	2,548
3.600%, 12/15/2027(B)		1,033	779
3.350%, 09/15/2027(B)		2,946	2,555
			11,211

Supranational — 2.2%
Andina de Fomento MTN
7.700%, 03/06/2029	INR	340,000	3,870
Asian Development Bank
20.000%, 03/27/2026	NGN	352,000	245
4.500%, 05/30/2028	PEN	5,500	1,618
Asian Development Bank MTN
10.100%, 01/23/2026	COP	4,813,000	1,287
Asian Infrastructure Investment Bank MTN
7.200%, 07/02/2031	INR	56,500	638
6.650%, 06/30/2033		588,000	6,454
European Bank for Reconstruction & Development
22.500%, 07/31/2026	NGN	775,000	546
21.000%, 07/21/2026		650,000	450
Inter-American Development Bank MTN
7.000%, 08/08/2033	INR	360,000	4,046
International Bank for Reconstruction & Development MTN
7.050%, 07/22/2029		192,500	2,178
6.750%, 07/13/2029		264,300	2,964
6.500%, 04/17/2030		400,000	4,435
2.500%, 01/13/2031	CNY	38,000	5,492
International Finance MTN
9.900%, 08/16/2028(E)	COP	23,400,000	4,703
			38,926

Swaziland — 0.1%
Eswatini Government Bond
12.175%, 08/01/2030	ZAR	13,000	772

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
Eswatini Government Bond MTN
11.875%, 05/08/2027	ZAR	16,000	$956
			1,728

Tajikistan — 0.1%
Republic of Tajikistan International Bond
7.125%, 09/14/2027		$1,567	1,569

Thailand — 1.2%
Thailand Government Bond
3.450%, 06/17/2043	THB	150,046	5,444
3.390%, 06/17/2037		46,787	1,677
3.350%, 06/17/2033		90,419	3,151
3.300%, 06/17/2038		79,242	2,832
2.875%, 06/17/2046		4,865	163
2.800%, 06/17/2034		62,493	2,113
2.750%, 06/17/2052		2,778	92
2.410%, 03/17/2035		106,000	3,494
2.000%, 06/17/2042		76,757	2,312
1.600%, 12/17/2029		15,120	474
1.600%, 06/17/2035		2,000	61
1.585%, 12/17/2035		1,182	36
			21,849

Trinidad & Tobago — 0.4%
Port of Spain Waterfront Development
7.875%, 02/19/2040		$3,770	3,764
7.875%, 02/19/2040(A)		2,106	2,103
Telecommunications Services of Trinidad & Tobago
8.875%, 10/18/2029		1,100	1,120
			6,987

Tunisia — 0.2%
Tunisian Republic MTN
3.500%, 02/03/2033	JPY	600,000	3,195

Turkey — 3.4%
Hazine Mustesarligi Varlik Kiralama
6.750%, 09/01/2030(A)		$4,450	4,631
TC Ziraat Bankasi
7.250%, 02/04/2030(A)		2,491	2,578
7.250%, 02/04/2030		418	432
Turk Telekomunikasyon
6.950%, 10/07/2032(A)		2,869	2,912
Turkiye Government Bond
41.000%, 05/05/2027	TRY	100,000	2,484
37.840%, 07/14/2027		80,000	1,928
30.000%, 09/12/2029		542,596	12,077
27.700%, 09/27/2034		19	–
26.200%, 10/05/2033		330,146	7,029
Turkiye Government International Bond
9.875%, 01/15/2028		$3,520	3,881
6.800%, 11/04/2036		2,160	2,172
5.750%, 05/11/2047		13,200	10,883

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2025

Emerging Markets Debt Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
4.875%, 04/16/2043		$1,400	$1,076
Turkiye Ihracat Kredi Bankasi
6.875%, 07/03/2028(A)		723	745
Zorlu Enerji Elektrik Uretim
11.000%, 04/23/2030		7,800	6,666
			59,494

Turkiye — 0.1%
Turkiye Government Bond
31.080%, 11/08/2028	TRY	91,000	2,062

Ukraine — 0.8%
NAK Naftogaz Ukraine via Kondor Finance
7.125%, 07/19/2026(G)	EUR	749	752
NPC Ukrenergo
6.875%, 11/09/2028(G)		$1,085	908
Ukraine Government International Bond
16.547%, 02/01/2027(B)		314	174
12.961%, 02/01/2027(B)		6,734	3,099
8.945%, 02/01/2027(B)		7,556	4,270
8.945%, 02/01/2027(A)(B)		803	454
8.311%, 02/01/2027(B)		826	465
7.750%, 05/31/2041 (C)(G)		2,350	2,197
4.500%, 02/01/2027(B)		1,992	1,158
4.500%, 02/01/2027(B)		991	569
4.500%, 02/01/2027(B)		851	500
4.500%, 02/01/2027(B)		244	175
			14,721

United Arab Emirates — 1.4%
Abu Dhabi Crude Oil Pipeline LLC
4.600%, 11/02/2047		2,066	1,937
Abu Dhabi Developmental Holding PJSC
4.500%, 05/06/2030(A)		1,617	1,634
Abu Dhabi Government International Bond
4.250%, 10/02/2035(A)		6,236	6,188
3.125%, 09/30/2049		10,193	7,428
DAE Sukuk Difc
4.500%, 10/16/2030(A)		2,310	2,292
Finance Department Government of Sharjah MTN
4.000%, 07/28/2050		4,146	2,894
Pearl Petroleum
13.000%, 05/15/2028(A)		1,300	1,414
			23,787

Uruguay — 1.3%
Oriental Republic of Uruguay
5.250%, 09/10/2060		700	664
Uruguay Government International Bond
9.750%, 07/20/2033	UYU	14,010	392
8.000%, 10/29/2035		28,500	726
5.750%, 10/28/2034		$7,524	8,028
5.442%, 02/14/2037		1,247	1,301
5.100%, 06/18/2050		479	457

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
Uruguay Monetary Regulation Bill
8.566%, 06/05/2026(F)	UYU	21,900	$533
8.116%, 10/02/2026(F)		210,529	4,998
8.079%, 09/04/2026(F)		181,661	4,336
7.999%, 07/31/2026(F)		64,269	1,545
			22,980

Uzbekistan — 1.3%
Jscb Agrobank
9.250%, 10/02/2029		$500	538
National Bank of Uzbekistan
19.875%, 07/05/2027	UZS	5,000,000	429
Republic of Uzbekistan International Bond
16.250%, 10/12/2026(A)		10,210,000	874
15.500%, 02/25/2028(A)		72,500,000	6,239
6.947%, 05/25/2032(A)		$1,137	1,221
6.947%, 05/25/2032		700	752
5.375%, 05/29/2027	EUR	1,390	1,646
3.900%, 10/19/2031		$2,591	2,380
TBC Bank Group (I)
22.000%, 06/05/2028		38,700,000	3,464
Uzbek Industrial and Construction Bank ATB
21.000%, 07/24/2027	UZS	18,200,000	1,586
8.950%, 07/24/2029		$1,000	1,065
Uzbekneftegaz JSC
8.750%, 05/07/2030		2,090	2,211
8.750%, 05/07/2030(A)		–	–
4.750%, 11/16/2028		1,214	1,148
			23,553

Venezuela — 1.6%
La Electricidad de Caracas
8.500%, 04/10/2018(G)		2,876	438
Petroleos de Venezuela
12.750%, 02/17/2022(G)		11,400	3,306
9.750%, 05/17/2035(G)		15,762	4,232
9.000%, 11/17/2021(G)		2,000	501
6.000%, 05/16/2024(G)		5,747	1,408
6.000%, 05/16/2024(G)		1,221	299
6.000%, 11/15/2026(G)		5,273	1,292
5.375%, 04/12/2027(G)		8,113	1,988
Venezuela Government International Bond
12.750%, 08/23/2022(G)		10,712	3,321
11.950%, 08/05/2031(G)		14,160	4,390
9.000%, 05/07/2023(G)		3,339	918
9.000%, 05/07/2026(G)		9,629	2,648
7.750%, 10/13/2019(G)		15,740	4,029
			28,770

Vietnam — 0.1%
Mong Duong Finance Holdings BV
5.125%, 05/07/2029(A)		977	966

SEI Institutional Investments Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
GLOBAL BONDS (continued)
Zambia — 0.2%
Zambia Government International Bond
5.750%, 06/30/2031(B)	$2,100	$2,021
0.500%, 12/31/2053	1,296	889
		2,910

Total Global Bonds
(Cost $1,533,396) ($ Thousands)		1,630,015

U.S. TREASURY OBLIGATIONS — 1.7%
U.S. Treasury Bills
3.862%, 01/13/2026 (F)	6,400	6,371
U.S. Treasury Notes
3.919%, USBMMY3M + 0.159%, 07/31/2027 (C)	16,100	16,095
3.125%, 08/31/2029	7,200	7,094

Total U.S. Treasury Obligations
(Cost $29,274) ($ Thousands)		29,560

	Number of Participation Notes
LOAN PARTICIPATION NOTES — 0.9%
Cote d'Ivoire — 0.3%
Republic of Cote d'Ivoire, Term Loan, 1st Lien, Expires 03/18/2026	4,040,000	4,665

Description	Number of Participation Notes	Market Value ($ Thousands)
LOAN PARTICIPATION NOTES (continued)
European Currency Union — 0.3%
Republic of Cote d'Ivoire, Term Loan, 1st Lien, Expires 07/14/2026 (I)	3,613,000	$4,193

Serbia — 0.1%
Telekom SRBIJA, Term Loan, 1st Lien, Expires 06/13/2029 (I)	1,700,000	1,953

Tanzia — 0.0%
United Republic of Tanzia, Term Loan, 1st Lien, Expires 04/28/2031 (I)	480,000	478

United States — 0.2%
United Republic of Tanzia, Term Loan, 1st Lien, Expires 02/06/2032 (I)	4,218,750	4,219

Total Loan Participation Notes
(Cost $15,331) ($ Thousands)		15,508

PURCHASED OPTIONS — 0.1%
Total Purchased Options
(Cost $2,211) ($ Thousands)		2,005

Total Investments in Securities — 95.2%
(Cost $1,580,212) ($ Thousands)		$1,677,088

WRITTEN OPTIONS — (0.0)%
Total Written Options
(Premiums Received $1,262) ($ Thousands)		$(617)

A list of open exchange traded options contracts for the Fund at November 30, 2025, is as follows:

Description	Number of Contracts	Notional Amount (Thousands)	Exercise Price	Expiration Date	Value (Thousands)
PURCHASED OPTIONS — 0.1%
Put Options
EUR PUT/HUF CALL	640,000	$240,000	$375.00	4/18/2026	$134
EUR PUT/HUF CALL	320,000	116,800	365.00	5/16/2026	32
EUR PUT/HUF CALL	630,000	236,250	375.00	3/21/2026	132
EUR PUT/HUF CALL	340,000	129,200	380.00	5/16/2026	130
EUR PUT/HUF CALL	340,000	129,200	380.00	4/18/2026	128
EUR PUT/HUF CALL	320,000	116,800	365.00	5/16/2026	34
EUR PUT/HUF CALL	340,000	125,800	370.00	4/18/2026	50
EUR PUT/HUF CALL	340,000	125,800	370.00	5/16/2026	54
EUR PUT/HUF CALL	320,000	120,000	375.00	5/16/2026	85
EUR PUT/HUF CALL	320,000	120,000	375.00	5/16/2026	84
USD PUT/BRL CALL	13,000,000	70,070	5.39	1/17/2026	187
USD PUT/CLP CALL	12,700,000	11,747,500	925.00	1/17/2026	176
USD PUT/CLP CALL	6,200,000	5,642,000	910.00	2/21/2026	67
USD PUT/CZK CALL	12,700,000	255,905	20.15	12/20/2025	3
USD PUT/HUF CALL	13,900,000	4,559,200	328.00	12/20/2025	45

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2025

Emerging Markets Debt Fund (Continued)

A list of open exchange traded options contracts for the Fund at November 30, 2025, is as follows:

Description	Number of Contracts	Notional Amount (Thousands)	Exercise Price	Expiration Date	Value (Thousands)
PURCHASED OPTIONS (continued)
USD PUT/HUF CALL	350,000	$111,300	$318.00	1/17/2026	$32
USD PUT/ILS CALL	1,400,000	4,340	3.10	2/21/2026	134
USD PUT/ILS CALL	175,000	551	3.15	1/17/2026	21
USD PUT/INR CALL	14,000,000	1,239,000	88.50	5/16/2026	50
USD PUT/INR CALL	12,500,000	1,103,750	88.30	1/17/2026	14
USD PUT/INR CALL	12,500,000	1,093,750	87.50	1/17/2026	10
USD PUT/JPY CALL	1,390,000	169,580	122.00	7/18/2026	11
USD PUT/MXN CALL	12,800,000	231,680	18.10	2/21/2026	85
USD PUT/PLN CALL	12,800,000	45,568	3.56	1/17/2026	25
USD PUT/ZAR CALL	13,900,000	234,910	16.90	2/21/2026	105
USD PUT/ZAR CALL	12,800,000	215,040	16.80	3/21/2026	120
USD PUT/ZAR CALL	12,500,000	209,375	16.75	1/17/2026	57

		28,393,369			2,005

Total Purchased Options		$28,393,369			$2,005
WRITTEN OPTIONS — 0.0%
Put Options
USD PUT/BRL CALL	(19,500,000)	$(102,960)	5.28	01/17/2026	$(98)
USD PUT/CLP CALL	(19,050,000)	(17,145,000)	900.00	01/17/2026	(79)
USD PUT/CZK CALL	(16,510,000)	(326,073)	19.75	12/20/2025	–
USD PUT/HUF CALL	(18,070,000)	(5,782,400)	320.00	12/20/2025	(2)
USD PUT/INR CALL	(12,500,000)	(1,090,000)	87.20	01/17/2026	(4)
USD PUT/INR CALL	(21,000,000)	(1,795,500)	85.50	05/16/2026	(14)
USD PUT/MXN CALL	(19,200,000)	(340,800)	17.75	02/21/2026	(41)
USD PUT/PLN CALL	(19,200,000)	(66,048)	3.44	01/17/2026	(4)
USD PUT/ZAR CALL	(17,500,000)	(286,125)	16.35	01/17/2026	(21)
USD PUT/ZAR CALL	(19,200,000)	(312,960)	16.30	03/21/2026	(58)
USD PUT/ZAR CALL	(20,850,000)	(346,110)	16.60	02/21/2026	(63)

		(27,593,976)			(384)

Call Options
USD CALL/BRL PUT	(12,600,000)	(71,820)	5.70	04/18/2026	(198)
USD CALL/CLP PUT	(3,100,000)	(3,100,000)	1,000.00	06/20/2026	(35)
USD CALL/PLN PUT	(7,000,000)	(27,650)	3.95	12/20/2025	–

		(3,199,470)			(233)

Total Written Options		$(30,793,446)			$(617)

A list of the open futures contracts held by the Fund at November 30, 2025, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation)(Thousands)
Short Contracts
Euro-Schatz	(11)	Dec-2025	$(1,374)	$(1,366)	$1
U.S. 2-Year Treasury Note	(4)	Mar-2026	(836)	(836)	–
U.S. 5-Year Treasury Note	(84)	Mar-2026	(9,219)	(9,220)	(1)
U.S. 10-Year Treasury Note	(26)	Mar-2026	(2,946)	(2,946)	–
Ultra 10-Year U.S. Treasury Note	(5)	Mar-2026	(580)	(581)	(1)
			$(14,955)	$(14,949)	$(1)

SEI Institutional Investments Trust

A list of the open forward foreign currency contracts held by the Fund at November 30, 2025, is as follows:

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
Bank of America	12/02/25	USD	5,286	BRL	28,665	$79
Bank of America	12/10/25	ILS	2,685	USD	770	(55)
Bank of America	12/11/25	BRL	17,122	USD	3,085	(112)
Bank of America	12/17/25	USD	146	IDR	2,442,295	1
Bank of America	12/17/25	USD	840	IDR	13,861,720	(7)
Bank of America	12/17/25	USD	1,183	KRW	1,632,835	(70)
Bank of America	12/17/25	USD	1,370	MXN	25,227	5
Bank of America	12/17/25	USD	1,384	INR	121,729	(23)
Bank of America	12/17/25	EUR	2,254	USD	2,636	17
Bank of America	12/17/25	USD	2,797	RON	12,240	(8)
Bank of America	12/17/25	USD	3,389	COP	13,393,717	187
Bank of America	12/17/25	USD	4,786	THB	156,386	79
Bank of America	12/17/25	USD	8,654	CLP	8,252,907	239
Bank of America	12/17/25	CZK	36,689	USD	1,785	23
Bank of America	12/17/25	ZAR	43,111	USD	2,531	17
Bank of America	12/17/25	ZAR	160,273	USD	9,256	(90)
Bank of America	12/17/25	HUF	415,853	USD	1,241	(23)
Bank of America	12/17/25	CLP	10,098,156	USD	10,609	(272)
Bank of America	12/17/25	IDR	29,742,440	USD	1,803	17
Bank of America	12/17/25	COP	90,661,268	USD	22,988	(1,222)
Bank of America	03/18/26	PLN	7,807	USD	2,136	(5)
Bank of America	04/06/26	BRL	10,489	USD	1,890	(17)
Bank of America	05/11/26	USD	2,694	HUF	925,987	94
Barclays PLC	12/03/25	RON	52,000	EUR	10,209	(3)
Barclays PLC	12/17/25	USD	190	MXN	3,550	3
Barclays PLC	12/17/25	USD	1,385	ZAR	24,225	28
Barclays PLC	12/17/25	PEN	6,870	USD	2,036	(8)
Barclays PLC	01/14/26	EUR	18,230	USD	21,282	75
Barclays PLC	01/15/26	GBP	7,000	USD	9,292	19
Barclays PLC	02/02/26	USD	2,154	TRY	98,900	65
BNP Paribas	12/03/25	USD	3,752	TRY	161,640	45
BNP Paribas	12/10/25	USD	2,126	TRY	91,923	22
Citigroup	12/17/25	USD	2,771	PEN	9,613	88
Citigroup	03/30/26	USD	670	KZT	374,390	30
Citigroup	03/30/26	KZT	2,107,340	USD	3,876	(64)
Deutsche Bank	12/02/25	USD	279	BRL	1,494	—
Deutsche Bank	12/11/25	USD	2,756	BRL	14,967	39
Deutsche Bank	12/15/25	USD	1,627	PLN	5,989	16
Deutsche Bank	12/15/25	PLN	4,682	USD	1,260	(24)
Deutsche Bank	12/17/25	USD	143	CLP	138,600	6
Deutsche Bank	12/17/25	USD	258	IDR	4,283,905	(1)
Deutsche Bank	12/17/25	USD	270	PEN	939	9
Deutsche Bank	12/17/25	USD	658	MXN	12,218	8
Deutsche Bank	12/17/25	USD	704	EGP	35,270	30
Deutsche Bank	12/17/25	USD	3,567	PLN	12,955	(14)
Deutsche Bank	12/17/25	USD	6,996	ILS	23,246	148
Deutsche Bank	12/17/25	USD	8,329	INR	737,069	(92)

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2025

Emerging Markets Debt Fund (Continued)

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
Deutsche Bank	12/17/25	USD	9,404	THB	296,523	$(178)
Deutsche Bank	12/17/25	USD	11,640	CZK	242,036	(12)
Deutsche Bank	12/17/25	ILS	13,232	USD	3,937	(130)
Deutsche Bank	12/17/25	EGP	29,855	USD	614	(8)
Deutsche Bank	12/17/25	CZK	36,128	USD	1,714	(21)
Deutsche Bank	12/17/25	PLN	37,271	USD	10,263	39
Deutsche Bank	12/17/25	MXN	80,290	USD	4,339	(35)
Deutsche Bank	12/17/25	CLP	125,231	USD	133	(2)
Deutsche Bank	12/17/25	TRY	169,220	USD	3,753	(182)
Deutsche Bank	12/17/25	PHP	216,943	USD	3,790	91
Deutsche Bank	12/17/25	INR	289,177	USD	3,244	13
Deutsche Bank	12/17/25	HUF	1,111,792	USD	3,338	(42)
Deutsche Bank	12/17/25	KRW	1,632,835	USD	1,119	6
Deutsche Bank	01/09/26	USD	1,190	PLN	4,387	14
Deutsche Bank	01/09/26	PLN	2,599	USD	712	(1)
Deutsche Bank	01/12/26	HUF	472,430	USD	1,400	(34)
Deutsche Bank	01/14/26	EUR	300	USD	349	—
Deutsche Bank	01/22/26	USD	1,095	UZS	13,434,368	30
Deutsche Bank	01/22/26	USD	1,930	EGP	94,830	17
Deutsche Bank	01/26/26	KZT	1,020,000	USD	1,926	(21)
Deutsche Bank	02/03/26	INR	134,250	USD	1,500	3
Deutsche Bank	02/04/26	ZAR	17,329	USD	1,000	(7)
Deutsche Bank	02/19/26	MXN	28,416	USD	1,536	(2)
Deutsche Bank	03/18/26	USD	1,401	EGP	72,640	61
Deutsche Bank	03/30/26	USD	1,751	KZT	976,263	74
Deutsche Bank	03/30/26	KZT	962,660	USD	1,780	(20)
Deutsche Bank	04/01/26	EUR	2,061	USD	2,425	19
Deutsche Bank	04/01/26	USD	2,422	HUF	823,443	65
Deutsche Bank	04/01/26	USD	2,467	EUR	2,080	(38)
Deutsche Bank	04/01/26	HUF	830,960	USD	2,467	(42)
Deutsche Bank	04/08/26	EUR	1,280	USD	1,495	—
Deutsche Bank	04/08/26	USD	1,503	EUR	1,280	(8)
Deutsche Bank	04/08/26	USD	1,529	HUF	512,422	18
Deutsche Bank	04/08/26	HUF	512,422	USD	1,503	(43)
Deutsche Bank	05/08/26	INR	293,139	USD	3,290	41
Deutsche Bank	05/11/26	USD	2,683	EUR	2,244	(58)
Deutsche Bank	05/11/26	HUF	925,987	USD	2,683	(106)
Deutsche Bank	05/26/26	USD	2,500	EUR	2,112	(28)
Deutsche Bank	05/26/26	HUF	860,429	USD	2,500	(88)
Deutsche Bank	07/01/26	JPY	231,385	USD	1,668	157
Deutsche Bank	11/20/26	USD	1,036	UZS	13,434,368	89
Deutsche Bank	05/12/27	USD	1,458	UZS	19,619,000	185
Goldman Sachs	12/02/25	BRL	346	USD	65	—
Goldman Sachs	12/10/25	USD	365	ILS	1,221	10
Goldman Sachs	12/11/25	USD	1,078	BRL	5,860	16
Goldman Sachs	12/11/25	BRL	10,271	USD	1,886	(31)
Goldman Sachs	12/17/25	USD	164	COP	643,958	8
Goldman Sachs	12/17/25	USD	280	PLN	1,019	(1)
Goldman Sachs	12/17/25	USD	452	CZK	9,431	1
Goldman Sachs	12/17/25	USD	4,026	MXN	74,961	58

SEI Institutional Investments Trust

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
Goldman Sachs	12/17/25	USD	4,235	TRY	188,675	$152
Goldman Sachs	12/17/25	USD	7,383	ZAR	128,143	90
Goldman Sachs	12/17/25	USD	8,100	CNY	57,308	14
Goldman Sachs	12/17/25	RON	35,273	USD	8,115	79
Goldman Sachs	12/17/25	ZAR	89,461	USD	5,148	(69)
Goldman Sachs	12/17/25	THB	113,278	USD	3,461	(63)
Goldman Sachs	01/05/26	USD	12,435	BRL	67,025	7
Goldman Sachs	01/09/26	PLN	784	USD	212	(3)
Goldman Sachs	02/04/26	ZAR	10,399	USD	608	3
Goldman Sachs	02/04/26	ZAR	31,397	USD	1,786	(38)
Goldman Sachs	04/06/26	USD	160	BRL	880	—
HSBC	12/03/25	USD	2,516	TRY	108,399	30
HSBC	12/17/25	USD	272	IDR	4,562,001	2
HSBC	12/17/25	ZAR	4,400	USD	256	(1)
HSBC	12/17/25	MXN	12,300	USD	669	(1)
HSBC	12/17/25	PEN	32,835	USD	9,578	(189)
HSBC	12/18/25	TRY	12,460	USD	281	(8)
HSBC	01/08/26	RON	11,159	USD	2,533	(7)
ICBC Financial Services	12/18/25	USD	2,115	EGP	102,720	24
ICBC Financial Services	04/30/26	USD	1,751	KZT	989,922	80
ICBC Financial Services	11/13/26	USD	2,961	KZT	1,750,000	80
Instinet, LLC	12/17/25	ZAR	29,200	USD	1,663	(40)
Instinet, LLC	01/08/26	RON	10,145	USD	2,304	(5)
JPMorgan Chase Bank	12/01/25	USD	5,076	PHP	290,383	(124)
JPMorgan Chase Bank	12/01/25	PHP	290,383	USD	4,914	(37)
JPMorgan Chase Bank	12/02/25	BRL	538	USD	101	—
JPMorgan Chase Bank	12/02/25	USD	5,120	BRL	27,747	73
JPMorgan Chase Bank	12/02/25	USD	1,298	BRL	6,879	(11)
JPMorgan Chase Bank	12/02/25	PLN	7,807	USD	2,148	6
JPMorgan Chase Bank	12/08/25	USD	48	TRY	2,039	—
JPMorgan Chase Bank	12/08/25	TRY	2,039	USD	47	(1)
JPMorgan Chase Bank	12/08/25	USD	5,003	BRL	27,120	66
JPMorgan Chase Bank	12/08/25	USD	1,912	BRL	10,199	(6)
JPMorgan Chase Bank	12/08/25	USD	6,991	HUF	2,396,816	299
JPMorgan Chase Bank	12/08/25	USD	25,303	CNY	179,648	95
JPMorgan Chase Bank	12/08/25	BRL	37,319	USD	6,767	(208)
JPMorgan Chase Bank	12/08/25	CNY	174,956	USD	24,736	1
JPMorgan Chase Bank	12/08/25	CNY	4,692	USD	661	(3)
JPMorgan Chase Bank	12/08/25	HUF	2,396,816	USD	7,263	(27)
JPMorgan Chase Bank	12/09/25	USD	519	CLP	501,786	21
JPMorgan Chase Bank	12/09/25	CLP	7,384	USD	8	—
JPMorgan Chase Bank	12/09/25	CLP	494,401	USD	514	(18)
JPMorgan Chase Bank	12/10/25	USD	801	ILS	2,685	24
JPMorgan Chase Bank	12/10/25	USD	2,575	ZAR	45,148	59
JPMorgan Chase Bank	12/10/25	USD	7,030	IDR	117,083,395	1
JPMorgan Chase Bank	12/10/25	USD	498	IDR	8,284,857	—
JPMorgan Chase Bank	12/10/25	USD	12,024	COP	45,144,701	38
JPMorgan Chase Bank	12/10/25	ZAR	59,815	USD	3,449	(42)
JPMorgan Chase Bank	12/10/25	IDR	34,707,727	USD	2,073	(11)
JPMorgan Chase Bank	12/10/25	COP	45,144,701	USD	11,726	(337)

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2025

Emerging Markets Debt Fund (Continued)

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
JPMorgan Chase Bank	12/11/25	BRL	2,177	USD	402	$(5)
JPMorgan Chase Bank	12/12/25	PEN	26,487	USD	7,848	(31)
JPMorgan Chase Bank	12/15/25	PLN	560	USD	154	—
JPMorgan Chase Bank	12/16/25	INR	766,296	USD	8,627	63
JPMorgan Chase Bank	12/17/25	USD	159	CZK	3,297	(1)
JPMorgan Chase Bank	12/17/25	USD	336	IDR	5,607,835	—
JPMorgan Chase Bank	12/17/25	USD	469	INR	41,716	(3)
JPMorgan Chase Bank	12/17/25	USD	484	TRY	21,366	13
JPMorgan Chase Bank	12/17/25	USD	819	EGP	39,889	12
JPMorgan Chase Bank	12/17/25	MYR	944	USD	225	(3)
JPMorgan Chase Bank	12/17/25	EUR	1,627	USD	1,916	26
JPMorgan Chase Bank	12/17/25	ILS	4,647	USD	1,384	(44)
JPMorgan Chase Bank	12/17/25	USD	7,452	HUF	2,476,246	74
JPMorgan Chase Bank	12/17/25	USD	6,190	MYR	26,039	120
JPMorgan Chase Bank	12/17/25	USD	1,856	MYR	7,658	(1)
JPMorgan Chase Bank	12/17/25	MXN	55,608	USD	3,003	(27)
JPMorgan Chase Bank	12/17/25	TRY	103,736	USD	2,320	(92)
JPMorgan Chase Bank	12/17/25	CLP	1,981,370	USD	2,092	(43)
JPMorgan Chase Bank	12/17/25	COP	19,921,140	USD	5,089	(230)
JPMorgan Chase Bank	01/09/26	PLN	5,623	USD	1,536	(6)
JPMorgan Chase Bank	01/12/26	USD	2,120	HUF	706,039	23
JPMorgan Chase Bank	01/12/26	HUF	34,259	USD	102	(2)
JPMorgan Chase Bank	01/14/26	EUR	1,500	USD	1,751	6
JPMorgan Chase Bank	01/14/26	COP	44,287,015	USD	11,742	(53)
JPMorgan Chase Bank	01/20/26	USD	2,176	KRW	3,068,300	(76)
JPMorgan Chase Bank	01/20/26	UZS	6,467,466	USD	491	(51)
JPMorgan Chase Bank	02/02/26	USD	919	PEN	3,200	31
JPMorgan Chase Bank	02/03/26	USD	1,132	MXN	21,101	12
JPMorgan Chase Bank	02/04/26	USD	3,778	ZAR	65,400	22
JPMorgan Chase Bank	02/04/26	ZAR	39,498	USD	2,155	(140)
JPMorgan Chase Bank	02/09/26	USD	131	PLN	484	2
JPMorgan Chase Bank	02/09/26	USD	7,593	ZAR	131,594	51
JPMorgan Chase Bank	02/09/26	USD	7,872	MXN	146,977	92
JPMorgan Chase Bank	02/09/26	PLN	29,522	USD	8,039	(57)
JPMorgan Chase Bank	02/09/26	ZAR	325,446	USD	18,536	(370)
JPMorgan Chase Bank	02/09/26	MXN	326,193	USD	17,406	(268)
JPMorgan Chase Bank	02/11/26	USD	14,129	KRW	20,348,701	(192)
JPMorgan Chase Bank	02/11/26	KRW	89,575	USD	62	—
JPMorgan Chase Bank	02/12/26	ILS	9,601	USD	2,800	(154)
JPMorgan Chase Bank	02/13/26	COP	3,058,000	USD	801	(10)
JPMorgan Chase Bank	03/02/26	USD	4,902	PHP	290,383	42
JPMorgan Chase Bank	03/09/26	USD	8	CLP	7,384	—
JPMorgan Chase Bank	03/09/26	USD	701	BRL	3,831	—
JPMorgan Chase Bank	03/09/26	USD	7,159	HUF	2,375,807	28
JPMorgan Chase Bank	03/09/26	USD	24,870	CNY	174,956	50
JPMorgan Chase Bank	03/16/26	USD	472	UYU	19,145	7
JPMorgan Chase Bank	03/18/26	USD	459	EGP	22,730	(2)
JPMorgan Chase Bank	03/26/26	USD	148	GHS	2,021	22
JPMorgan Chase Bank	03/30/26	USD	221	GHS	3,031	32
JPMorgan Chase Bank	03/31/26	USD	885	GHS	11,510	76

SEI Institutional Investments Trust

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
JPMorgan Chase Bank	04/14/26	USD	148	GHS	1,851	$6
JPMorgan Chase Bank	04/16/26	EGP	150,610	USD	2,935	(61)
JPMorgan Chase Bank	05/11/26	EUR	1,301	USD	1,527	6
JPMorgan Chase Bank	07/01/26	USD	1,657	JPY	231,385	(145)
JPMorgan Chase Bank	07/07/26	USD	127	UZS	1,720,400	18
JPMorgan Chase Bank	07/07/26	UZS	11,300,000	USD	831	(115)
JPMorgan Chase Bank	12/15/26	USD	237	AZN	425	13
Morgan Stanley	12/02/25	USD	35,529	BRL	191,276	269
Morgan Stanley	12/04/25	USD	6,602	PLN	24,006	(17)
Morgan Stanley	12/04/25	PLN	7,817	USD	2,085	(59)
Morgan Stanley	12/11/25	BRL	2,136	USD	387	(12)
Morgan Stanley	12/11/25	USD	2,950	BRL	15,979	33
Morgan Stanley	12/17/25	USD	135	CLP	128,284	3
Morgan Stanley	12/17/25	USD	226	PLN	818	(1)
Morgan Stanley	12/17/25	USD	306	CZK	6,311	(3)
Morgan Stanley	12/17/25	USD	307	HUF	102,129	3
Morgan Stanley	12/17/25	USD	487	CNY	3,457	2
Morgan Stanley	12/17/25	USD	497	PEN	1,734	18
Morgan Stanley	12/17/25	USD	1,150	COP	4,473,024	45
Morgan Stanley	12/17/25	USD	1,834	MXN	34,115	25
Morgan Stanley	12/17/25	USD	4,082	TRY	180,747	120
Morgan Stanley	12/17/25	TRY	7,306	USD	166	(4)
Morgan Stanley	12/17/25	USD	9,768	ZAR	170,844	195
Morgan Stanley	12/17/25	CZK	13,028	USD	635	9
Morgan Stanley	12/17/25	PEN	15,396	USD	4,398	(182)
Morgan Stanley	12/17/25	MXN	86,164	USD	4,625	(70)
Morgan Stanley	12/17/25	ZAR	227,678	USD	13,086	(192)
Morgan Stanley	12/17/25	HUF	1,564,562	USD	4,656	(100)
Morgan Stanley	12/17/25	COP	6,500,000	USD	1,744	8
Morgan Stanley	12/17/25	COP	6,891,004	USD	1,754	(86)
Morgan Stanley	12/17/25	IDR	39,438,642	USD	2,362	(6)
Morgan Stanley	01/14/26	USD	1,040	JPY	157,500	(26)
Morgan Stanley	01/14/26	EUR	4,100	USD	4,783	14
Morgan Stanley	01/14/26	EUR	1,500	USD	1,739	(6)
Morgan Stanley	01/14/26	JPY	474,000	USD	3,179	126
Morgan Stanley	01/15/26	USD	264	GBP	200	1
Morgan Stanley	01/26/26	USD	1,942	TRY	86,711	14
Morgan Stanley	01/29/26	USD	1,070	ZAR	18,800	23
Morgan Stanley	02/04/26	USD	312	ZAR	5,583	12
Morgan Stanley	02/04/26	ZAR	3,768	USD	217	(2)
Morgan Stanley	02/19/26	MXN	2,465	USD	132	(1)
Morgan Stanley	03/03/26	USD	290	BRL	1,600	3
Morgan Stanley	11/13/26	USD	772	KZT	456,000	20
RBC	12/17/25	USD	386	COP	1,440,000	(1)
RBC	12/17/25	USD	510	IDR	8,500,000	1
RBC	12/17/25	USD	564	PEN	1,960	19
RBC	12/17/25	PEN	970	USD	288	(1)
RBC	12/17/25	USD	1,297	INR	115,600	(5)
SCB Securities	12/02/25	EUR	550	PLN	2,345	5
SCB Securities	12/02/25	USD	562	BRL	3,041	7

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2025

Emerging Markets Debt Fund (Continued)

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
SCB Securities	12/02/25	USD	816	HUF	274,800	$20
SCB Securities	12/02/25	EUR	6,699	CZK	163,200	61
SCB Securities	12/02/25	BRL	4,562	USD	855	1
SCB Securities	12/02/25	BRL	3,054	USD	571	(1)
SCB Securities	12/02/25	USD	15,303	CZK	322,490	180
SCB Securities	12/02/25	USD	24,026	PLN	88,675	299
SCB Securities	12/02/25	HUF	274,800	EUR	706	(17)
SCB Securities	12/03/25	EUR	9,752	RON	49,750	20
SCB Securities	12/03/25	RON	12,194	USD	2,763	(16)
SCB Securities	12/17/25	USD	8,616	ZAR	149,975	130
SCB Securities	12/17/25	USD	8,863	EUR	7,500	(151)
SCB Securities	12/17/25	EUR	10,621	USD	12,550	213
SCB Securities	12/17/25	USD	21,604	INR	1,926,842	(71)
SCB Securities	12/17/25	USD	29,468	MXN	544,884	219
SCB Securities	12/17/25	INR	31,000	USD	349	2
SCB Securities	12/17/25	ZAR	145,925	USD	8,338	(172)
SCB Securities	01/05/26	EUR	553	PLN	2,345	—
SCB Securities	01/05/26	EUR	6,745	CZK	163,200	3
SCB Securities	01/05/26	USD	15,498	CZK	322,490	7
SCB Securities	01/05/26	USD	24,316	PLN	88,675	7
SCB Securities	01/08/26	RON	2,250	EUR	440	—
SCB Securities	01/08/26	RON	10,520	USD	2,390	(4)
SCB Securities	01/15/26	USD	5,319	THB	171,890	41
SCB Securities	01/21/26	USD	1,240	UZS	15,996,503	100
SCB Securities	01/26/26	USD	1,942	TRY	86,711	13
SCB Securities	01/28/26	USD	130	UZS	1,599,742	4
SCB Securities	02/05/26	USD	781	UZS	9,549,249	19
SCB Securities	06/03/26	USD	765	AZN	1,350	28
SCB Securities	11/14/28	USD	822	AMD	345,140	83
Societe Generale	12/02/25	BRL	179,486	USD	33,271	(320)
Societe Generale	12/03/25	USD	2,502	TRY	107,760	29
Societe Generale	12/17/25	PEN	32,835	USD	9,585	(182)
Societe Generale	12/17/25	COP	28,755,584	USD	7,306	(373)
Societe Generale	02/03/26	USD	32,784	BRL	179,486	303
Societe Generale	04/30/26	USD	1,751	KZT	985,667	72
Societe Generale	05/08/26	USD	2,039	KZT	1,138,090	60
Societe Generale	11/12/26	USD	1,975	KZT	1,165,125	50
Standard Bank	12/17/25	USD	307	PEN	1,035	1
Standard Bank	12/17/25	USD	374	THB	12,103	2
Standard Bank	12/17/25	USD	425	INR	37,857	(2)
Standard Bank	12/17/25	USD	471	TRY	20,500	5
Standard Bank	12/17/25	MYR	780	USD	185	(4)
Standard Bank	12/17/25	USD	1,976	MXN	36,575	17
Standard Bank	12/17/25	USD	2,157	CLP	2,021,747	22
Standard Bank	12/17/25	USD	2,186	MYR	9,174	37
Standard Bank	12/17/25	USD	2,345	EGP	117,185	96
Standard Bank	12/17/25	CZK	5,369	USD	258	—
Standard Bank	12/17/25	USD	13,781	ZAR	235,855	(27)
Standard Bank	12/17/25	CNY	25,799	USD	3,654	1
Standard Bank	12/17/25	CNY	11,079	USD	1,559	(10)

SEI Institutional Investments Trust

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
Standard Bank	12/17/25	THB	39,195	USD	1,212	$(8)
Standard Bank	12/17/25	TRY	158,849	USD	3,599	(94)
Standard Bank	12/17/25	IDR	34,323,432	USD	2,064	3
Standard Bank	03/18/26	USD	1,261	EGP	62,801	3
Standard Bank	03/18/26	ZAR	29,869	USD	1,728	(2)
Standard Chartered	12/17/25	INR	194,643	USD	2,187	12
State Street	01/15/26	GBP	1,000	USD	1,312	(13)
UBS	12/02/25	USD	103	BRL	559	1
UBS	12/11/25	USD	517	BRL	2,800	6
UBS	12/15/25	PLN	1,228	USD	335	(2)
UBS	12/17/25	USD	166	CLP	160,170	7
UBS	12/17/25	USD	353	THB	11,367	1
UBS	12/17/25	USD	5,705	MXN	105,730	56
UBS	12/17/25	THB	8,036	USD	246	(4)
UBS	12/17/25	MXN	32,580	USD	1,758	(17)
UBS	12/17/25	IDR	78,584,821	USD	4,694	(24)
Wells Fargo	12/02/25	BRL	1,550	USD	293	3
Wells Fargo	12/03/25	RON	19,630	USD	4,456	(18)
Wells Fargo	12/17/25	MXN	4,100	USD	223	(1)
						$(1,279)

A list of open OTC swap agreements held by the Fund at November 30, 2025, is as follows:

Credit Default Swaps - Buy Protection
Counterparty	Reference Entity/ Obligation	Pay Rate	Payment Frequency	Termination Date	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Depreciation (Thousands)
Bank of America	BAMD	1.00%	Quarterly	12/20/2029	$1,400	$(23)	$24	$(47)
JPMorgan Chase	JPMD	1.00%	Quarterly	12/20/2026	4,900	(45)	(17)	(28)
JPMorgan Chase	JPMD	1.00%	Quarterly	12/20/2029	600	(10)	8	(18)
Morgan Stanley	MORD	1.00%	Quarterly	12/20/2026	3,000	(12)	15	(27)
Morgan Stanley	Republic of Turkey	1.00%	Quarterly	12/20/2026	3,700	(14)	7	(21)
Morgan Stanley	MSCI	1.00%	Quarterly	12/20/2026	6,400	(22)	(9)	(13)
Morgan Stanley	Arab Republic of Egypt	1.00%	Quarterly	12/20/2028	1,000	40	229	(189)
Morgan Stanley	MORD	1.00%	Quarterly	12/20/2029	7,200	(75)	47	(122)
Morgan Stanley	Republic of South Africa	1.00%	Quarterly	12/20/2030	1,500	27	41	(14)
Morgan Stanley	Republic of South Africa	1.00%	Quarterly	12/20/2030	4,500	81	173	(92)
						$(53)	$518	$(571)

Total Return Swaps
Counterparty	Reference Entity/ Obligation	Fund Pays		Fund Receives		Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
JPMorgan Chase	JPEMXCUS	ASSET RETURN		USD	- SOFR	Annually	01/09/2026	USD	7,300	$(20)	$–	$(20)
JPMorgan Chase	ZAMBIA	USD	- SOFR		6/28/2026	Quarterly	06/28/2026	ZMW	838	33	–	33
JPMorgan Chase	ZAMBIA	USD	- SOFR		11/17/2026	Quarterly	11/17/2026	ZMW	714	18	–	18
										$31	$–	$31

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2025

Emerging Markets Debt Fund (Continued)

Interest Rate Swaps
Counterparty	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments (Thousands)	Net Unrealized Appreciation (Thousands)
JPMorgan Chase	37.22%	BISTTREF	Quarterly	11/03/2026	TRY	134,300	$9	$–	$9
JPMorgan Chase	37%	BISTTREF	Quarterly	11/10/2026	TRY	134,300	4	–	4
							$13	$–	$13

A list of open centrally cleared swap agreements held by the Fund at November 30, 2025, is as follows:

Credit Default Swap - Buy Protection
Reference Entity/ Obligation	Pay Rate	Payment Frequency	Termination Date	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Depreciation (Thousands)
CDX.EM.43.V1	1.00%	Quarterly	06/20/2030	$19,600	$188	$272	$(84)

Interest Rate Swaps
Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
1-DAY BZDIOVER	15%	Annually	01/02/2029	BRL	70,955	$1,017	$1	$1,016
1.4%	HB - THOR	Quarterly	12/17/2035	THB	149,000	122	30	92
2.2%	6-MONTH EURIBOR	Annually	03/19/2035	EUR	7,600	369	40	329
2.8%	6M EURIBOR	Annually	12/17/2055	EUR	4,600	299	83	216
BZDIOVRA	15.38%	Annually	01/02/2029	BRL	15,256	257	–	257
SOFRRATE	4.07%	Annually	02/13/2030	USD	3,366	104	(1)	105
3.9%	6-MONTH CZK - PRIBOR	Annually	06/18/2035	CZK	66,000	73	9	64
THOR	1.718%	Quarterly	06/18/2030	THB	82,000	47	–	47
MIBOR	5.96%	Semi-Annually	06/18/2030	INR	795,000	85	–	85
BZDIOVRA	14.77%	Annually	01/02/2029	BRL	20,902	262	–	262
COOVIBR	7.74%	Quarterly	09/17/2027	COP	3,917,000	(36)	–	(36)
8.87%	COOVIBR	Quarterly	09/17/2035	COP	8,900,000	182	–	182
4.45%	6-MONTH WIBOR	Annually	09/17/2035	PLN	13,000	(63)	6	(69)
CLICP	4.712%	Semi-Annually	09/17/2030	CLP	3,600,000	3	–	3
4.405%	CLICP	Semi-Annually	09/17/2027	CLP	7,000,000	6	–	6
5.165%	CLICP	Semi-Annually	09/17/2035	CLP	2,500,000	(10)	–	(10)
6-MONTH HUF - BUBOR	5.85%	Semi-Annually	09/17/2028	HUF	1,100,000	(39)	(12)	(27)
6-MONTH HUF - BUBOR	6.05%	Semi-Annually	09/17/2030	HUF	1,300,000	(58)	(12)	(46)
6-MONTH CZK - PRIBOR	3.4%	Semi-Annually	09/17/2030	CZK	118,000	(137)	(15)	(122)
6-MONTH HUF - BUBOR	5.885%	Semi-Annually	09/17/2028	HUF	2,600,000	(87)	–	(87)
9.55%	COOVIBR	Quarterly	09/17/2035	COP	2,700,000	25	–	25
3.69%	SOFRRATE	Annually	07/02/2035	USD	9,372	(79)	2	(81)
MIBOR	5.471%	Semi-Annually	09/17/2027	INR	1,500,000	41	–	41
4.1127%	SOFRRATE	Annually	07/25/2055	USD	1,800	(47)	–	(47)
4.03%	6-MONTH WIBOR	Annually	09/17/2027	PLN	59,400	(59)	–	(59)
6.628%	JIBAR3-MONTH	Quarterly	12/17/2027	ZAR	297,500	(63)	–	(63)
BZDIOVRA	13.35%	Annually	01/02/2029	BRL	8,690	33	–	33
BZDIOVRA	13.085%	Annually	01/02/2029	BRL	107,227	255	–	255
SOFRRATE	3.3%	Annually	10/30/2030	USD	6,734	(2)	–	(2)
SOFRRATE	3.3003%	Annually	10/30/2030	USD	6,842	(2)	–	(2)
CLICP	4.7%	Semi-Annually	03/18/2031	CLP	1,072,900	(3)	–	(3)
CNRR007 Index	1.416%	Quarterly	12/17/2029	CNY	130,727	(108)	(19)	(89)
MIBOR	6.08%	Semi-Annually	12/19/2029	INR	1,600,000	260	–	260
6-MONTH CZK PRIBOR	3.6745%	Semi-Annually	12/20/2034	CZK	246,020	(445)	(11)	(434)
6-MONTH WIBOR	5.0295%	Semi-Annually	12/20/2034	PLN	7,300	132	–	132
1-DAY MXIBTIEF	8.89%	Monthly	12/18/2026	MXN	781,642	853	(25)	878
1-DAY BRL - CETIP	15.26%	Annually	01/02/2029	BRL	32,300	523	–	523
1-DAY MXIBTIEF	8.905%	Monthly	12/18/2026	MXN	304,778	335	–	335

SEI Institutional Investments Trust

Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
THOR	1.9045%	Quarterly	12/20/2029	THB	277,700	$217	$–	$217
MIBOR	6.0675%	Semi-Annually	02/03/2030	INR	776,140	121	47	74
MIBOR	6.04%	Semi-Annually	02/04/2030	INR	695,136	101	(9)	110
1-DAY MXIBTIEF	8.5235%	Monthly	02/20/2035	MXN	238,400	686	403	283
2.0195%	THOR	Quarterly	03/21/2035	THB	45,440	(51)	(21)	(30)
MIBOR	5.7645%	Semi-Annually	04/09/2030	INR	337,000	9	2	7
6-MONTH WIBOR	4.0405%	Semi-Annually	04/11/2030	PLN	12,614	33	–	33
6-MONTH WIBOR	4.325%	Semi-Annually	04/15/2035	PLN	33,360	109	1	108
CETIP	13.5403	Annually	01/02/2030	BRL	26,700	162	26	136
INR OVERNIGHT MIBOR	5.701%	Semi-Annually	07/11/2030	INR	758,000	(8)	11	(19)
CETIP	13.4043%	Annually	01/03/2028	BRL	24,500	58	–	58
CEITP	13.28%	Annually	01/03/2028	BRL	141,770	268	2	266
7.1265%	3-MONTH BA	Quarterly	08/19/2030	ZAR	11,800	(14)	–	(14)
-MONTH BA	6.9765%	Quarterly	09/23/2030	ZAR	58,800	47	–	47
-MONTH BA	6.7705%	Quarterly	10/21/2030	ZAR	209,000	59	(9)	68
INR OVERNIGHT MIBOR	5.6385%	Semi-Annually	10/24/2030	INR	129,000	(7)	–	(7)
1.1%	1-DAY JPOIS	Annually	09/18/2034	JPY	1,395,000	327	(36)	363
1-DAY SOFR	4%	Annually	09/17/2035	USD	16,800	561	479	82
4.6%	1-DAY SONIA	Annually	09/17/2055	GBP	4,800	(188)	(22)	(166)
						$6,535	$950	$5,585

Percentages are based on Net Assets of $1,760,930 ($ Thousands).

(A)

Security, or a portion thereof, exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On November 30, 2025, the value of these securities amounted to $186,133 ($ Thousands), representing 10.6% of the Net Assets of the Fund.

(B)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(C)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(D)	No interest rate available.
(E)	Zero coupon security.
(F)	Interest rate represents the security's effective yield at the time of purchase.
(G)	Security is in default on interest payment.
(H)

Security considered restricted, excluding 144A. The total market value of such securities as of November 30, 2025 was $2 ($ Thousands) and represented 0.0% of the Net Assets of the Fund. See table below for acquisition dates and acquisition cost.

(I)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

The following is a summary of the level of inputs used as of November 30, 2025, in valuing the Fund's investments and other financial instruments carried at value ($ Thousands):
Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)(1)	Total ($)
Global Bonds	–	1,623,288	6,727	1,630,015
U.S. Treasury Obligations	–	29,560	–	29,560
Loan Participation Notes	–	4,665	10,843	15,508
Purchased Options	2,005	–	–	2,005
Total Investments in Securities	2,005	1,657,513	17,570	1,677,088

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Written Options	(617)	–	–	(617)
Futures Contracts*
Unrealized Appreciation	1	–	–	1
Unrealized Depreciation	(2)	–	–	(2)
Forward Contracts*
Unrealized Appreciation	–	7,707	–	7,707
Unrealized Depreciation	–	(8,986)	–	(8,986)
OTC Swaps
Credit Default Swaps*
Unrealized Depreciation	–	(571)	–	(571)
Interest Rate Swaps*
Unrealized Appreciation	–	13	–	13
Total Return Swaps*
Unrealized Appreciation	–	51	–	51
Unrealized Depreciation	–	(20)	–	(20)
Centrally Cleared Swaps
Credit Default Swaps*
Unrealized Depreciation	–	(84)	–	(84)
Interest Rate Swaps*
Unrealized Appreciation	–	6,998	–	6,998
Unrealized Depreciation	–	(1,413)	–	(1,413)
Total Other Financial Instruments	(618)	3,695	–	3,077

(1)

A reconciliation of Level 3 instruments is presented when the Fund has a significant amount of Level 3 investments at the end of the period in relation to the net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

*	Futures contracts, forward contracts and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

(1) Of the $17,570 ($ Thousands) in Level 3 securities as of November 30, 2025, $17,570 ($ Thousands) or 1.0% of the Net Assets of the Fund are not valued via third party pricing vendors and broker quotes. If significant, the disclosure of the unobservable inputs and the interrelationships and sensitivity between these inputs are required for those Level 3 securities that are not valued by third party pricing vendors or broker quotes.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2025

Emerging Markets Debt Fund (Concluded)

A list of the restricted securities, excluding 144a, held by the Fund at November 30, 2025, is as follows:

Description	Face Amount ($ Thousands)	Acquisition Date	Cost ($ Thousands)	Market Value ($ Thousands)
Global Bond
Vnesheconombank Via VEB Finance	$240	09/28/2011	$240	$2
			$240	$2

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2025

Real Return Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
U.S. TREASURY OBLIGATIONS — 98.9%
U.S. Treasury Inflation Indexed Bonds
2.125%, 04/15/2029	$16,840	$17,287
1.625%, 10/15/2029	17,800	18,075
1.625%, 04/15/2030	18,450	18,670
1.125%, 10/15/2030	9,901	9,825
U.S. Treasury Inflation-Protected Securities
3.875%, 04/15/2029	7,071	7,666
3.625%, 04/15/2028	6,125	6,458
2.500%, 01/15/2029	5,547	5,755
2.375%, 01/15/2027	6,367	6,434
2.375%, 10/15/2028	16,521	17,099
1.750%, 01/15/2028	5,989	6,051
1.625%, 10/15/2027	16,258	16,423
1.250%, 04/15/2028	16,041	16,024
0.875%, 01/15/2029	10,957	10,829
0.750%, 07/15/2028	12,717	12,605
0.500%, 01/15/2028	14,661	14,432
0.375%, 01/15/2027	12,910	12,763
0.375%, 07/15/2027	14,372	14,220
0.250%, 07/15/2029	13,084	12,658
0.125%, 04/15/2027	16,211	15,928
0.125%, 01/15/2030	14,919	14,222
0.125%, 07/15/2030	16,414	15,590

Total U.S. Treasury Obligations
(Cost $266,001) ($ Thousands)		269,014

Total Investments in Securities — 98.9%
(Cost $266,001) ($ Thousands)		$269,014

Percentages are based on Net Assets of $272,043 ($ Thousands).

As of November 30, 2025, all of the Fund's investments were considered Level 2, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2025

Limited Duration Bond Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
U.S. TREASURY OBLIGATIONS — 30.5%
U.S. Treasury Bonds
4.625%, 11/15/2055	$205	$204
2.875%, 08/15/2028	51,500	50,693
U.S. Treasury Notes
4.250%, 02/15/2028	39,250	39,871
3.625%, 05/31/2028	84,250	84,523
3.500%, 10/31/2027	72,862	72,845
3.500%, 11/15/2028	51,065	51,077
3.375%, 11/30/2027	25,375	25,317
3.250%, 06/30/2027	58,680	58,421
3.125%, 08/31/2027	70,065	69,586
0.500%, 10/31/2027	106,880	100,964

Total U.S. Treasury Obligations
(Cost $550,203) ($ Thousands)		553,501

CORPORATE OBLIGATIONS — 27.6%
Communication Services — 1.1%
AT&T
2.300%, 06/01/2027	2,000	1,949
NTT Finance
4.567%, 07/16/2027 (A)	14,305	14,413
Sprint Spectrum Co LLC / Sprint Spectrum Co II LLC / Sprint Spectrum Co III LLC
5.152%, 03/20/2028 (A)	500	505
T-Mobile USA
3.750%, 04/15/2027	640	637
2.250%, 02/15/2026	2,705	2,693

		20,197

Consumer Discretionary — 2.3%
American Honda Finance
4.550%, 07/09/2027	12,935	13,052
Flutter Treasury Designated Activity
6.375%, 04/29/2029 (A)	6,235	6,431
Hyatt Hotels
5.050%, 03/30/2028	1,515	1,541
Hyundai Capital America
4.875%, 06/23/2027 (A)	10,005	10,108
Las Vegas Sands
5.625%, 06/15/2028	1,220	1,248
Volkswagen Group of America Finance LLC
4.750%, 11/13/2028 (A)	680	688
YMCA of Greater New York
2.303%, 08/01/2026	8,590	8,457

		41,525

Consumer Staples — 2.4%
Altria Group
4.875%, 02/04/2028	915	931

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
BAT Capital
3.557%, 08/15/2027	$1,736	$1,719
Bayer US Finance II LLC
4.375%, 12/15/2028 (A)	245	245
Bayer US Finance LLC
6.250%, 01/21/2029 (A)	1,445	1,518
Bon Secours Mercy Health
4.302%, 07/01/2028	4,010	4,024
Constellation Brands
2.250%, 08/01/2031	1,090	967
Imperial Brands Finance
4.500%, 06/30/2028 (A)	1,540	1,554
JBS USA Holding Lux SARL
3.000%, 02/02/2029	1,025	988
Mars
4.800%, 03/01/2030 (A)	3,090	3,166
4.450%, 03/01/2027 (A)	14,050	14,145
Philip Morris International
4.750%, 02/12/2027	15,005	15,146

		44,403

Energy — 0.4%
Enbridge
4.600%, 06/20/2028	6,295	6,365
Plains All American Pipeline/PAA Finance
4.500%, 12/15/2026	1,500	1,504

		7,869

Financials — 12.6%
American Express
4.731%, SOFRRATE + 1.260%, 04/25/2029 (B)	2,980	3,029
Avolon Holdings Funding
3.250%, 02/15/2027 (A)	990	978
2.750%, 02/21/2028 (A)	580	560
2.528%, 11/18/2027 (A)	59	57
Bank of America
3.419%, TSFR3M + 1.302%, 12/20/2028 (B)	4,689	4,631
Bank of America MTN
2.551%, SOFRRATE + 1.050%, 02/04/2028 (B)	17,360	17,052
2.087%, SOFRRATE + 1.060%, 06/14/2029 (B)	885	844
Bank of New York Mellon
4.729%, SOFRRATE + 1.135%, 04/20/2029 (B)	6,550	6,666
Bank of New York Mellon MTN
3.442%, TSFR3M + 1.331%, 02/07/2028 (B)	1,165	1,158
Citigroup
4.075%, TSFR3M + 1.454%, 04/23/2029 (B)	11,115	11,108

SEI Institutional Investments Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
3.520%, TSFR3M + 1.413%, 10/27/2028 (B)	$1,645	$1,628
1.462%, SOFRRATE + 0.770%, 06/09/2027 (B)	4,295	4,234
Corebridge Global Funding
4.900%, 01/07/2028 (A)	5,045	5,124
Equitable America Global Funding
4.650%, 06/09/2028 (A)	8,220	8,310
Farmers Exchange Capital
7.050%, 07/15/2028 (A)	1,095	1,151
Fiserv
4.550%, 02/15/2031	610	605
General Electric MTN
4.542%, TSFR3M + 0.642%, 05/05/2026 (B)	330	331
Global Payments
2.150%, 01/15/2027	1,725	1,685
Goldman Sachs Group
3.691%, TSFR3M + 1.772%, 06/05/2028 (B)	14,620	14,521
1.542%, SOFRRATE + 0.818%, 09/10/2027 (B)	5,460	5,351
1.431%, SOFRRATE + 0.798%, 03/09/2027 (B)	515	511
Guardian Life Global Funding
5.737%, 10/02/2028 (A)	2,925	3,059
HSBC Holdings PLC
2.013%, SOFRRATE + 1.732%, 09/22/2028 (B)	1,090	1,050
JPMorgan Chase
5.040%, SOFRRATE + 1.190%, 01/23/2028 (B)	6,785	6,855
4.323%, SOFRRATE + 1.560%, 04/26/2028 (B)	1,670	1,676
2.947%, SOFRRATE + 1.170%, 02/24/2028 (B)	11,065	10,915
2.182%, SOFRRATE + 1.890%, 06/01/2028 (B)	2,000	1,947
1.578%, SOFRRATE + 0.885%, 04/22/2027 (B)	2,478	2,453
1.040%, TSFR3M + 0.695%, 02/04/2027 (B)	3,805	3,785
Lloyds Banking Group PLC
1.627%, H15T1Y + 0.850%, 05/11/2027 (B)	2,375	2,348
Marsh & McLennan
4.550%, 11/08/2027	8,710	8,808
MassMutual Global Funding II MTN
5.100%, 04/09/2027 (A)	9,490	9,629
Metropolitan Life Global Funding I MTN
5.050%, 01/06/2028 (A)	2,000	2,042
Morgan Stanley
6.407%, SOFRRATE + 1.830%, 11/01/2029 (B)	12,960	13,761

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
1.593%, SOFRRATE + 0.879%, 05/04/2027 (B)	$900	$890
0.985%, SOFRRATE + 0.720%, 12/10/2026 (B)	5,078	5,074
Morgan Stanley Bank
4.968%, SOFRRATE + 0.930%, 07/14/2028 (B)	2,450	2,484
Morgan Stanley Private Bank
4.204%, SOFRRATE + 0.780%, 11/17/2028 (B)	1,000	1,002
Nationwide Building Society MTN
2.972%, SOFRRATE + 1.290%, 02/16/2028 (A)(B)	2,720	2,681
Northwestern Mutual Global Funding
5.070%, 03/25/2027 (A)	4,405	4,471
PNC Financial Services Group
6.615%, SOFRINDX + 1.730%, 10/20/2027 (B)	710	725
5.582%, SOFRRATE + 1.841%, 06/12/2029 (B)	970	1,006
Principal Life Global Funding II
5.000%, 01/16/2027 (A)	7,965	8,050
Santander UK Group Holdings PLC
1.673%, SOFRRATE + 0.989%, 06/14/2027 (B)	1,380	1,361
Toronto-Dominion Bank MTN
4.693%, 09/15/2027	10,800	10,931
US Bancorp
6.787%, SOFRRATE + 1.880%, 10/26/2027 (B)	325	333
4.653%, SOFRRATE + 1.230%, 02/01/2029 (B)	2,215	2,242
Wells Fargo
4.900%, SOFRRATE + 0.780%, 01/24/2028 (B)	19,480	19,647
Wells Fargo MTN
5.574%, SOFRRATE + 1.740%, 07/25/2029 (B)	5,450	5,648
2.393%, SOFRRATE + 2.100%, 06/02/2028 (B)	3,945	3,849
Willis North America
4.650%, 06/15/2027	615	619

		228,875

Health Care — 1.2%
AbbVie
4.800%, 03/15/2027	10,395	10,509
Amgen
5.150%, 03/02/2028	2,465	2,523
Cigna Group
4.500%, 09/15/2030	1,520	1,532
CommonSpirit Health
6.073%, 11/01/2027	5,390	5,570

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2025

Limited Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Humana
4.875%, 04/01/2030	$930	$943

		21,077

Industrials — 2.7%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
6.450%, 04/15/2027	13,415	13,799
2.450%, 10/29/2026	255	251
Air Lease
2.200%, 01/15/2027	770	752
BAE Systems Holdings
3.850%, 12/15/2025 (A)	625	625
Boeing
6.259%, 05/01/2027	1,325	1,361
Delta Air Lines
4.750%, 10/20/2028 (A)	15,105	15,197
SMBC Aviation Capital Finance DAC
5.100%, 04/01/2030 (A)	1,055	1,082
Uber Technologies
4.300%, 01/15/2030	1,328	1,335
Waste Management
4.500%, 03/15/2028	14,260	14,458

		48,860

Information Technology — 0.9%
Dell International LLC
4.750%, 04/01/2028	910	922
Foundry JV Holdco LLC
5.500%, 01/25/2031 (A)	1,220	1,269
Intel
5.125%, 02/10/2030	925	952
Open Text
6.900%, 12/01/2027 (A)	1,610	1,670
Oracle
4.790%, SOFRRATE + 0.760%, 08/03/2028 (B)	8,055	8,076
4.450%, 09/26/2030	825	813
2.800%, 04/01/2027	1,000	980
1.650%, 03/25/2026	1,865	1,850

		16,532

Materials — 0.2%
Amcor Flexibles North America
4.800%, 03/17/2028	640	649
Berry Global
5.500%, 04/15/2028	765	787
4.875%, 07/15/2026 (A)	466	466
International Flavors & Fragrances
1.832%, 10/15/2027 (A)	2,120	2,026

		3,928

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Real Estate — 1.2%
American Tower
5.250%, 07/15/2028	$3,145	$3,233
3.600%, 01/15/2028	175	173
Crown Castle
3.800%, 02/15/2028	3,700	3,663
Digital Realty Trust
3.600%, 07/01/2029	615	603
DOC DR LLC
4.300%, 03/15/2027	1,880	1,882
Extra Space Storage
4.000%, 06/15/2029	1,230	1,223
3.875%, 12/15/2027	1,625	1,617
Extra Space Storage LP
5.700%, 04/01/2028	1,195	1,235
GLP Capital LP / GLP Financing II
5.300%, 01/15/2029	1,000	1,018
4.000%, 01/15/2031	1,370	1,312
Healthcare Realty Holdings LP
3.500%, 08/01/2026	1,625	1,615
Hudson Pacific Properties LP
4.650%, 04/01/2029	68	63
3.950%, 11/01/2027	52	50
3.250%, 01/15/2030	182	153
Lineage OP
5.250%, 07/15/2030 (A)	550	558
LXP Industrial Trust
6.750%, 11/15/2028	418	445
VICI Properties
5.750%, 02/01/2027 (A)	725	733
VICI Properties LP / VICI Note Co
4.125%, 08/15/2030 (A)	310	301
WP Carey
4.650%, 07/15/2030	1,530	1,545

		21,422

Utilities — 2.6%
Alliant Energy Finance LLC
5.950%, 03/30/2029 (A)	1,565	1,640
1.400%, 03/15/2026 (A)	2,030	2,010
American Electric Power
5.750%, 11/01/2027	550	566
Dominion Energy
6.000%, H15T5Y + 2.262%, 02/15/2056 (B)	1,000	1,012
Eversource Energy
2.900%, 03/01/2027	2,505	2,464
FirstEnergy
3.900%, 07/15/2027	12,230	12,166
FirstEnergy Pennsylvania Electric
5.150%, 03/30/2026 (A)	665	667
Georgia Power
5.004%, 02/23/2027	9,190	9,308

SEI Institutional Investments Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
ITC Holdings
4.950%, 09/22/2027 (A)	$2,100	$2,126
NextEra Energy Capital Holdings
4.830%, SOFRINDX + 0.800%, 02/04/2028 (B)	8,485	8,543
4.685%, 09/01/2027	5,675	5,735

		46,237

Total Corporate Obligations
(Cost $494,696) ($ Thousands)		500,925

ASSET-BACKED SECURITIES — 24.5%
Automotive — 8.9%

Ally Bank Auto Credit-Linked Notes, Ser 2024-A, Cl D
6.315%, 05/17/2032 (A)	826	839
AmeriCredit Automobile Receivables Trust, Ser 2022-2, Cl C
5.320%, 04/18/2028	3,000	3,020
Avis Budget Rental Car Funding AESOP LLC, Ser 2022-1A, Cl A
3.830%, 08/21/2028 (A)	19,080	19,000
BMW Vehicle Lease Trust 2025-1, Ser 2025-1, Cl A4
4.490%, 10/25/2028	9,780	9,886
CarMax Auto Owner Trust, Ser 2024-1, Cl B
5.170%, 08/15/2029	4,120	4,188
CarMax Auto Owner Trust, Ser 2024-A, Cl B
5.350%, 01/15/2030	11,525	11,693
Carmax Auto Owner Trust, Ser 2025-1, Cl A3
4.840%, 01/15/2030	4,065	4,118
Carvana Auto Receivables Trust 2025-P3, Ser 2025-P3, Cl A4
4.240%, 08/11/2031	6,175	6,191
Credit Acceptance Auto Loan Trust, Ser 2025-1A, Cl A
5.020%, 03/15/2035 (A)	8,650	8,750
DT Auto Owner Trust, Ser 2021-4A, Cl D
1.990%, 09/15/2027 (A)	776	770
Enterprise Fleet Financing LLC, Ser 2024-4, Cl A3
4.560%, 11/20/2028 (A)	9,420	9,515
Exeter Automobile Receivables Trust, Ser 2022-6A, Cl C
6.320%, 05/15/2028	794	797
GLS Auto Receivables Issuer Trust, Ser 2021-3A, Cl D
1.480%, 07/15/2027 (A)	956	950
GM Financial Automobile Leasing Trust 2025-3, Ser 2025-3, Cl B
4.410%, 08/20/2029	5,295	5,325

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Huntington Bank Auto Credit-Linked Notes Series, Ser 2024-2, Cl B1
5.442%, 10/20/2032 (A)	$1,037	$1,047
Hyundai Auto Receivables Trust, Ser 2023-B, Cl A4
5.310%, 08/15/2029	194	197
Hyundai Floorplan Master Owner Trust, Ser 2025-1A, Cl A
4.010%, 10/15/2030 (A)	11,715	11,733
LAD Auto Receivables Trust, Ser 2023-2A, Cl C
5.580%, 09/15/2028 (A)	2,180	2,195
NextGear Floorplan Master Owner Trust, Ser 2024-2A, Cl A2
4.420%, 09/15/2029 (A)	2,530	2,546
NextGear Floorplan Master Owner Trust, Ser 2024-2A, Cl B
4.870%, 09/15/2029 (A)	4,400	4,408
NextGear Floorplan Master Owner Trust, Ser 2025-1A, Cl A
4.550%, 02/15/2030 (A)	2,380	2,405
Nissan Auto Lease Trust, Ser 2025-A, Cl B
5.030%, 02/15/2029	3,935	3,994
Nissan Auto Lease Trust, Ser 2025-A, Cl C
5.110%, 06/15/2029	3,935	3,987
Santander Drive Auto Receivables Trust, Ser 2022-4, Cl C
5.000%, 11/15/2029	2,874	2,887
Stellantis Financial Underwritten Enhanced Lease Trust 2025-B, Ser 2025-BA, Cl A4
4.290%, 06/20/2029 (A)	3,845	3,869
US Bank, Ser 2023-1, Cl B
6.789%, 08/25/2032 (A)	463	467
USB Auto Owner Trust 2025-1, Ser 2025-1A, Cl B
4.810%, 01/15/2031 (A)	915	929
USB Auto Owner Trust, Ser 2025-1A, Cl A3
4.490%, 06/17/2030 (A)	2,660	2,682
USB Auto Owner Trust, Ser 2025-1A, Cl A4
4.620%, 12/16/2030 (A)	2,990	3,035
Western Funding Auto Loan Trust 2025-1, Ser 2025-1, Cl A
4.750%, 07/16/2035 (A)	10,275	10,348
Western Funding Auto Loan Trust 2025-1, Ser 2025-1, Cl B
4.980%, 09/17/2035 (A)	4,500	4,536
Westlake Automobile Receivables Trust, Ser 2025-P1, Cl A3
4.580%, 06/15/2029 (A)	2,920	2,939
Westlake Automobile Receivables Trust, Ser 2025-P1, Cl A4
4.660%, 04/15/2030 (A)	2,670	2,704

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2025

Limited Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Wheels Fleet Lease Funding 1 LLC, Ser 2025-3A, Cl A1
4.080%, 09/18/2040 (A)	$9,000	$9,011
		160,961

Credit Cards — 0.6%

American Express Credit Account Master Trust, Ser 2025-4, Cl A
4.300%, 07/15/2030	1,000	1,013
Evergreen Credit Card Trust, Ser 2025-CRT5, Cl B
5.240%, 05/15/2029 (A)	4,900	4,958
Synchrony Card Issuance Trust, Ser 2025-A1, Cl A
4.780%, 02/15/2031	1,000	1,018
Synchrony Card Issuance Trust, Ser 2025-A3, Cl A
4.060%, 11/17/2031	1,750	1,757
Trillium Credit Card Trust II, Ser 2025-1A, Cl B
4.405%, 09/26/2030 (A)	2,440	2,444
		11,190

Mortgage Related Securities — 2.3%

Nationstar Home Equity Loan Trust, Ser 2007-B, Cl 2AV4
4.709%, TSFR1M + 0.754%, 04/25/2037 (B)	290	288
RCKT Mortgage Trust 2025-CES10, Ser 2025-CES10, Cl A1B
4.995%, 11/25/2055 (A)(C)	8,961	8,964
RCKT Mortgage Trust 2025-CES7, Ser 2025-CES7, Cl A1A
5.377%, 07/25/2055 (A)(C)	3,783	3,821
RCKT Mortgage Trust 2025-CES7, Ser 2025-CES7, Cl A1B
5.478%, 07/25/2055 (A)(C)	1,868	1,884
RCKT Mortgage Trust, Ser 2024-CES1, Cl A1A
6.025%, 02/25/2044 (A)(B)	1,254	1,264
RCKT Mortgage Trust, Ser 2025-CES1, Cl A1A
5.653%, 01/25/2045 (A)(C)	13,164	13,301
RCKT Mortgage Trust, Ser 2025-CES10, Cl A1A
4.894%, 11/25/2055 (A)(C)	742	743
RCKT Mortgage Trust, Ser 2025-CES2, Cl A1A
5.503%, 02/25/2055 (A)(C)	11,100	11,207
		41,472

Other Asset-Backed Securities — 12.7%

AGL CLO 13, Ser 2025-13A, Cl A1R
4.984%, TSFR3M + 1.100%, 10/20/2034 (A)(B)	2,500	2,498

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
AIMCO CLO Series, Ser 2025-AA, Cl XR2
4.784%, TSFR3M + 0.900%, 01/20/2038 (A)(B)	$2,692	$2,691
Aligned Data Centers Issuer LLC, Ser 2021-1A, Cl A2
1.937%, 08/15/2046 (A)	3,450	3,377
ALLO Issuer LLC, Ser 2023-1A, Cl A2
6.200%, 06/20/2053 (A)	990	1,003
Ameriquest Mortgage Securities Asset-Backed Pass-Through Ctfs Ser, Ser 2005-R7, Cl M4
4.984%, TSFR1M + 1.029%, 09/25/2035 (B)	2,591	2,589
Ameriquest Mortgage Securities Asset-Backed Pass-Through, Ser 2005-R9, Cl M1
4.774%, TSFR1M + 0.819%, 11/25/2035 (B)	365	363
Apidos CLO XXV, Ser 2024-25A, Cl A1R3
5.024%, TSFR3M + 1.140%, 01/20/2037 (A)(B)	3,000	2,991
Apidos CLO XXXII, Ser 2024-32A, Cl A1R
4.984%, TSFR3M + 1.100%, 01/20/2033 (A)(B)	2,853	2,852
Bain Capital Credit CLO, Ser 2024-6A, Cl A1R
4.960%, TSFR3M + 1.090%, 10/21/2034 (A)(B)	3,400	3,399
Bear Stearns Asset Backed Securities Trust, Ser 2006-HE9, Cl 1A2
4.369%, TSFR1M + 0.414%, 11/25/2036 (B)	1,593	1,556
BlueMountain CLO, Ser 2015-4A, Cl CR2
5.184%, TSFR3M + 1.300%, 04/20/2030 (A)(B)	750	750
Cathedral Lake VI, Ser 2025-6A, Cl XR
4.858%, TSFR3M + 1.000%, 04/25/2034 (A)(B)	421	421
Citigroup Mortgage Loan Trust, Ser 2006-AMC1, Cl A1
4.359%, TSFR1M + 0.404%, 09/25/2036 (A)(B)	999	979
CLI Funding VI LLC, Ser 2020-3A, Cl A
2.070%, 10/18/2045 (A)	2,950	2,787
DataBank Issuer, Ser 2021-1A, Cl A2
2.060%, 02/27/2051 (A)	1,027	1,019
Diamond Infrastructure Funding LLC, Ser 2021-1A, Cl A
1.760%, 04/15/2049 (A)	1,415	1,368
DLLAA LLC, Ser 2025-1A, Cl A3
4.950%, 09/20/2029 (A)	7,685	7,839
Domino's Pizza Master Issuer LLC, Ser 2018-1A, Cl A2II
4.328%, 07/25/2048 (A)	1,422	1,420

SEI Institutional Investments Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Dryden CLO, Ser 2024-72A, Cl ARR
4.952%, TSFR3M + 1.100%, 05/15/2032 (A)(B)	$1,950	$1,949
Dryden Senior Loan Fund, Ser 2018-41A, Cl BR
5.466%, TSFR3M + 1.562%, 04/15/2031 (A)(B)	1,000	1,001
Elmwood CLO 15, Ser 2025-2A, Cl A1R
5.007%, TSFR3M + 1.150%, 04/22/2035 (A)(B)	3,000	2,997
FirstKey Homes Trust, Ser 2022-SFR2, Cl A
4.250%, 07/17/2039 (A)	8,931	8,924
Ford Credit Floorplan Master Owner Trust A, Ser 2025-2, Cl B
4.330%, 09/15/2030	3,055	3,063
Fremont Home Loan Trust, Ser 2005-E, Cl 2A4
4.729%, TSFR1M + 0.774%, 01/25/2036 (B)	1,254	1,220
Galaxy XXII CLO, Ser 2024-22A, Cl ARRR
5.134%, TSFR3M + 1.240%, 04/16/2034 (A)(B)	1,500	1,500
GCI Funding I LLC, Ser 2021-1, Cl A
2.380%, 06/18/2046 (A)	1,357	1,271
Goldentree Loan Management US CLO, Ser 2024-11A, Cl AR
4.964%, TSFR3M + 1.080%, 10/20/2034 (A)(B)	1,700	1,699
Gracie Point International Funding LLC, Ser 2025-1A, Cl A
5.709%, SOFR30A + 1.500%, 08/15/2028 (A)(B)	910	910
GSAA Home Equity Trust, Ser 2007-8, Cl A3
4.969%, TSFR1M + 1.014%, 08/25/2037 (B)	69	69
Hilton Grand Vacations Trust 2025-1, Ser 2025-1A, Cl A
4.880%, 05/27/2042 (A)	8,203	8,335
Hilton Grand Vacations Trust, Ser 2020-AA, Cl A
2.740%, 02/25/2039 (A)	746	736
HINNT LLC, Ser 2024-A, Cl A
5.490%, 03/15/2043 (A)	1,908	1,946
Home Partners of America Trust, Ser 2021-2, Cl B
2.302%, 12/17/2026 (A)	864	844
HPS Loan Management, Ser 2021-16A, Cl A1R
4.970%, TSFR3M + 1.110%, 01/23/2035 (A)(B)	3,000	2,998
HSI Asset Securitization Trust, Ser 2006-OPT2, Cl M2
4.654%, TSFR1M + 0.699%, 01/25/2036 (B)	10	10

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Jersey Mike's Funding LLC, Ser 2019-1A, Cl A2
4.433%, 02/15/2050 (A)	$983	$980
JPMorgan Mortgage Acquisition Trust, Ser 2007-CH4, Cl M1
4.299%, TSFR1M + 0.344%, 05/25/2037 (B)	2,674	2,639
LCM 33, Ser 2025-33A, Cl AR
5.064%, TSFR3M + 1.180%, 07/20/2034 (A)(B)	3,625	3,623
Morgan Stanley ABS Capital I Trust, Ser 2006-NC3, Cl A2D
4.609%, TSFR1M + 0.654%, 03/25/2036 (B)	359	352
Morgan Stanley ABS Capital I Trust, Ser 2007-HE7, Cl A2B
5.069%, TSFR1M + 1.114%, 07/25/2037 (B)	122	122
MVW LLC, Ser 2021-1WA, Cl A
1.140%, 01/22/2041 (A)	891	858
Navient Private Education Refi Loan Trust 2022-B, Ser 2022-BA, Cl A
4.160%, 10/15/2070 (A)	95	93
Navient Private Education Refi Loan Trust, Ser 2020-FA, Cl A
1.220%, 07/15/2069 (A)	2,759	2,613
Navient Private Education Refi Loan Trust, Ser 2020-GA, Cl A
1.170%, 09/16/2069 (A)	1,055	995
Navient Private Education Refi Loan Trust, Ser 2020-HA, Cl A
1.310%, 01/15/2069 (A)	965	912
Navient Private Education Refi Loan Trust, Ser 2021-A, Cl A
0.840%, 05/15/2069 (A)	2,113	1,940
Navient Private Education Refi Loan Trust, Ser 2021-BA, Cl A
0.940%, 07/15/2069 (A)	5,565	5,099
Nelnet Student Loan Trust, Ser 2021-CA, Cl AFX
1.320%, 04/20/2062 (A)	4,596	4,309
New Century Home Equity Loan Trust, Ser 2006-1, Cl A2B
4.429%, TSFR1M + 0.474%, 05/25/2036 (B)	1,133	1,131
Newcastle Mortgage Securities Trust, Ser 2007-1, Cl 1A1
4.259%, TSFR1M + 0.304%, 04/25/2037 (B)	993	965
Northwoods Capital 25, Ser 2025-25A, Cl AR
5.004%, TSFR3M + 1.120%, 07/20/2034 (A)(B)	1,900	1,899

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2025

Limited Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Octagon 57, Ser 2025-1A, Cl AR
4.962%, TSFR3M + 1.070%, 10/15/2034 (A)(B)	$1,750	$1,749
Octagon Investment Partners 44, Ser 2025-1A, Cl AR2
5.055%, TSFR3M + 1.150%, 10/15/2034 (A)(B)	2,500	2,499
Octagon Investment Partners 51, Ser 2025-1A, Cl AR
4.874%, TSFR3M + 0.990%, 07/20/2034 (A)(B)	2,000	1,993
Octagon Investment Partners XXI, Ser 2025-1A, Cl A2R4
5.003%, TSFR3M + 1.150%, 02/14/2031 (A)(B)	2,400	2,397
Ownit Mortgage Loan Trust Series, Ser 2006-3, Cl A2D
4.609%, TSFR1M + 0.654%, 03/25/2037 (B)	1,118	1,093
Palmer Square Loan Funding, Ser 2024-3A, Cl A1BR
5.305%, TSFR3M + 1.400%, 04/15/2031 (A)(B)	3,400	3,399
Park Avenue Institutional Advisers CLO, Ser 2021-1A, Cl A1AR
4.994%, TSFR3M + 1.110%, 01/20/2034 (A)(B)	2,000	1,999
PK ALIFT Loan Funding 4, Ser 2024-2, Cl A
5.052%, 10/15/2039 (A)	1,450	1,459
Progress Residential Trust, Ser 2022-SFR2, Cl A
2.950%, 04/17/2027 (A)	1,685	1,654
Rockford Tower CLO, Ser 2018-2A, Cl A
5.306%, TSFR3M + 1.422%, 10/20/2031 (A)(B)	690	690
Rockford Tower CLO, Ser 2019-1A, Cl AR2
4.984%, TSFR3M + 1.100%, 04/20/2034 (A)(B)	3,000	2,997
Rockford Tower CLO, Ser 2019-2A, Cl AR2
5.019%, TSFR3M + 1.130%, 08/20/2032 (A)(B)	2,083	2,084
Sabey Data Center Issuer LLC, Ser 2021-1, Cl A2
1.881%, 06/20/2046 (A)	1,682	1,649
Saxon Asset Securities Trust, Ser 2006-3, Cl A3
4.409%, TSFR1M + 0.454%, 10/25/2046 (B)	458	451
Serenity-Peace Park Clo, Ser 2025-1A, Cl X
5.023%, TSFR3M + 1.050%, 10/24/2038 (A)(B)	2,000	2,000
Sierra Timeshare 2025-2 Receivables Funding LLC, Ser 2025-2A, Cl A
4.720%, 04/20/2044 (A)	4,263	4,290

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Sierra Timeshare 2025-3 Receivables Funding LLC, Ser 2025-3A, Cl A
4.440%, 08/22/2044 (A)	$7,967	$7,996
SLM Student Loan Trust, Ser 2012-2, Cl A
4.886%, SOFR30A + 0.814%, 01/25/2029 (B)	492	478
SLM Student Loan Trust, Ser 2013-2, Cl A
4.636%, SOFR30A + 0.564%, 06/25/2043 (B)	604	597
SMB Private Education Loan Trust, Ser 2021-B, Cl A
1.310%, 07/17/2051 (A)	1,041	981
SoFi Professional Loan Program Trust, Ser 2020-A, Cl A2FX
2.540%, 05/15/2046 (A)	1,379	1,332
SoFi Professional Loan Program Trust, Ser 2021-B, Cl AFX
1.140%, 02/15/2047 (A)	1,054	930
Stack Infrastructure Issuer LLC, Ser 2021-1A, Cl A2
1.877%, 03/26/2046 (A)	1,705	1,687
Tesla Sustainable Energy Trust, Ser 2024-1A, Cl A2
5.080%, 06/21/2050 (A)	8,035	8,063
Textainer Marine Containers VIII, Ser 2020-2A, Cl A
2.100%, 09/20/2045 (A)	1,248	1,184
Thompson Park CLO, Ser 2025-1A, Cl A1R
4.955%, TSFR3M + 1.050%, 04/15/2034 (A)(B)	1,500	1,499
TIAA CLO IV, Ser 2024-1A, Cl A1AR
5.024%, TSFR3M + 1.140%, 01/20/2032 (A)(B)	1,078	1,078
T-Mobile US Trust, Ser 2024-2A, Cl A
4.250%, 05/21/2029 (A)	3,280	3,291
Towd Point Mortgage Trust, Ser 2020-MH1, Cl A1
2.250%, 02/25/2060 (A)(B)	1,320	1,292
Tricon American Homes, Ser 2020-SFR1, Cl F
4.882%, 07/17/2038 (A)	2,100	2,089
Trinitas Clo XX, Ser 2025-20A, Cl A1R
4.924%, TSFR3M + 1.040%, 07/20/2035 (A)(B)	500	498
Trinity Rail Leasing 2019-1 LLC, Ser 2019-1A, Cl A
3.820%, 04/17/2049 (A)	1,372	1,366
TRTX Issuer, Ser 2025-FL6, Cl A
5.499%, TSFR1M + 1.537%, 09/18/2042 (A)(B)	1,850	1,854
USQ Rail I LLC, Ser 2021-1A, Cl A
2.250%, 02/28/2051 (A)	1,903	1,805

SEI Institutional Investments Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Vantage Data Centers Issuer LLC, Ser 2021-1A, Cl A2
2.165%, 10/15/2046 (A)	$930	$909
Verizon Master Trust, Ser 2024-3, Cl A1A
5.340%, 04/22/2030	8,675	8,840
Verizon Master Trust, Ser 2024-6, Cl A1A
4.170%, 08/20/2030	7,708	7,749
Verizon Master Trust, Ser 2024-6, Cl B
4.420%, 08/20/2030	7,020	7,050
Verizon Master Trust, Ser 2024-6, Cl C
4.670%, 08/20/2030	19,539	19,650
Verizon Master Trust, Ser 2025-1, Cl B
4.940%, 01/21/2031	4,660	4,731
Voya CLO 2020-1, Ser 2025-1A, Cl ARR
4.974%, TSFR3M + 1.080%, 07/16/2034 (A)(B)	2,500	2,499
Voya CLO, Ser 2024-2A, Cl AR
5.084%, TSFR3M + 1.200%, 07/20/2032 (A)(B)	1,383	1,384
		231,139

Total Asset-Backed Securities
(Cost $441,571) ($ Thousands)		444,762

MORTGAGE-BACKED SECURITIES — 19.3%
Agency Mortgage-Backed Obligations — 11.3%
Connecticut Avenue Securities Trust, Ser 2023-R08, Cl 1M1
5.572%, SOFR30A + 1.500%, 10/25/2043(A)(B)	1,131	1,132
Connecticut Avenue Securities Trust, Ser 2024-R04, Cl 1M1
5.172%, SOFR30A + 1.100%, 05/25/2044(A)(B)	557	557
FHLMC
6.337%, RFUCCT1Y + 1.468%, 03/01/2037(B)	4	4
4.500%, 10/01/2052	8,575	8,433
4.000%, 01/01/2053	1,856	1,778
3.500%, 02/01/2034 to 05/01/2035	1,462	1,438
2.500%, 09/01/2030 to 11/01/2031	2,677	2,590
FHLMC ARM
5.351%, SOFR30A + 2.196%, 06/01/2055(B)	3,178	3,231
FHLMC CMO, Ser 2020-5050, Cl YA
1.000%, 01/15/2046	1,632	1,522
FHLMC Multifamily Structured Pass Through Certificates, Ser K742, Cl A2
1.760%, 03/25/2028	2,164	2,072

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FHLMC Multifamily Structured Pass Through Certificates, Ser KF37, Cl A
4.676%, SOFR30A + 0.474%, 09/25/2027(B)	$57	$57
FHLMC Multifamily Structured Pass Through Certificates, Ser KF40, Cl A
4.656%, SOFR30A + 0.454%, 11/25/2027(B)	23	23
FHLMC Multifamily Structured Pass Through Certificates, Ser KF43, Cl A
4.556%, SOFR30A + 0.354%, 01/25/2028(B)	275	274
FHLMC Multifamily Structured Pass Through Certificates, Ser KF68, Cl A
4.806%, SOFR30A + 0.604%, 07/25/2026(B)	215	215
FHLMC Multifamily Structured Pass Through Certificates, Ser KF86, Cl AL
4.606%, SOFR30A + 0.404%, 08/25/2027(B)	313	312
FHLMC Multifamily Structured Pass Through Certificates, Ser KJ37, Cl A1
1.679%, 12/25/2027	1,190	1,149
FHLMC Multifamily Structured Pass Through Certificates, Ser Q004, Cl AFL
4.769%, 12MTA + 0.740%, 05/25/2044(B)	210	209
FHLMC REMIC CMO, Ser 2005-2922, Cl FE
4.507%, SOFR30A + 0.364%, 02/15/2035(B)	257	254
FHLMC REMIC CMO, Ser 2005-2990, Cl LK
4.627%, SOFR30A + 0.484%, 10/15/2034(B)	237	236
FHLMC REMIC CMO, Ser 2006-3102, Cl FB
4.557%, SOFR30A + 0.414%, 01/15/2036(B)	36	36
FHLMC REMIC CMO, Ser 2006-3136, Cl KF
4.557%, SOFR30A + 0.414%, 04/15/2036(B)	90	89
FHLMC REMIC CMO, Ser 2009-3616, Cl FG
4.907%, SOFR30A + 0.764%, 03/15/2032(B)	121	121
FHLMC REMIC CMO, Ser 2012-4094, Cl BF
4.657%, SOFR30A + 0.514%, 08/15/2032(B)	194	194
FNMA
5.500%, 07/01/2053	1,320	1,342
5.000%, 05/01/2053	2,613	2,619
4.000%, 06/01/2052 to 01/01/2053	4,277	4,098
3.500%, 09/01/2034	1,150	1,136
3.000%, 10/01/2030 to 02/01/2035	2,318	2,271
2.500%, 02/01/2031 to 06/01/2032	1,445	1,400
2.000%, 04/01/2031 to 03/01/2036	1,205	1,132
1.500%, 10/01/2035	1,116	1,009

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2025

Limited Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FNMA ARM
5.299%, SOFR30A + 2.310%, 05/01/2055(B)	$3,184	$3,246
4.882%, SOFR30A + 2.339%, 07/01/2053(B)	3,321	3,364
FNMA CMO, Ser 2024-49, Cl FC
5.372%, SOFR30A + 1.300%, 07/25/2054(B)	4,767	4,787
FNMA CMO, Ser 2024-73, Cl FB
5.272%, SOFR30A + 1.200%, 10/25/2054(B)	7,536	7,559
FNMA REMIC CMO, Ser 2005-83, Cl FP
4.516%, SOFR30A + 0.444%, 10/25/2035(B)	323	321
FNMA REMIC CMO, Ser 2006-31, Cl FP
4.486%, SOFR30A + 0.414%, 05/25/2036(B)	56	56
FNMA REMIC CMO, Ser 2006-56, Cl FE
4.616%, SOFR30A + 0.544%, 07/25/2036(B)	277	276
FNMA REMIC CMO, Ser 2007-98, Cl FD
4.636%, SOFR30A + 0.564%, 06/25/2037(B)	175	174
FNMA REMIC CMO, Ser 2010-43, Cl VF
4.736%, SOFR30A + 0.664%, 05/25/2040(B)	226	226
FNMA REMIC CMO, Ser 2012-111, Cl NF
4.536%, SOFR30A + 0.464%, 05/25/2042(B)	334	331
FNMA REMIC CMO, Ser 2012-54, Cl CF
4.886%, SOFR30A + 0.814%, 05/25/2042(B)	120	121
FNMA REMIC CMO, Ser 2016-48, Cl UF
4.586%, SOFR30A + 0.514%, 08/25/2046(B)	116	115
FNMA REMIC CMO, Ser 2019-79, Cl FA
4.686%, SOFR30A + 0.614%, 01/25/2050(B)	347	341
FNMA REMIC CMO, Ser 2020-10, Cl FA
4.686%, SOFR30A + 0.614%, 03/25/2050(B)	933	917
FNMA TBA
5.500%, 12/15/2055	2,700	2,734
5.000%, 12/15/2040 to 12/15/2055	26,775	26,991
4.500%, 12/15/2040 to 12/15/2055	22,000	21,945
4.000%, 12/14/2039 to 12/15/2040	16,450	16,126
3.500%, 12/01/2040 to 12/15/2040	15,800	15,087
FRESB Mortgage Trust, Ser 2018-SB50, Cl A10F
3.350%, 04/25/2028(B)	678	668
FRESB Mortgage Trust, Ser 2018-SB52, Cl A10F
3.480%, 06/25/2028(B)	4,442	4,368

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FRESB Mortgage Trust, Ser 2018-SB53, Cl A10F
3.660%, 06/25/2028(B)	$4,271	$4,233
FRESB Mortgage Trust, Ser 2018-SB54, Cl A10F
3.520%, 05/25/2028(B)	1,126	1,111
FRESB Mortgage Trust, Ser 2019-SB59, Cl A10F
3.470%, 01/25/2029(B)	386	381
GNMA
5.500%, 02/20/2054	2,505	2,543
4.500%, 10/20/2054 to 11/20/2054	6,104	5,974
4.000%, 10/20/2052	1,442	1,379
GNMA CMO, Ser 2007-1, Cl F
4.374%, TSFR1M + 0.414%, 01/20/2037(B)	257	256
GNMA CMO, Ser 2011-151, Cl BF
4.424%, TSFR1M + 0.464%, 04/20/2041(B)	220	217
GNMA CMO, Ser 2012-77, Cl FM
4.743%, TSFR1M + 0.784%, 11/16/2039(B)	173	174
GNMA CMO, Ser 2013-5, Cl JE
2.000%, 07/20/2042	1,280	1,180
GNMA CMO, Ser 2015-52, Cl EA
2.000%, 01/16/2043	3,644	3,489
GNMA CMO, Ser 2022-174, Cl AG
3.000%, 07/20/2044	4,523	4,408
GNMA CMO, Ser 2023-113, Cl FD
5.449%, SOFR30A + 1.350%, 08/20/2053(B)	1,919	1,930
GNMA CMO, Ser 2024-148, Cl AF
5.279%, SOFR30A + 1.180%, 09/20/2054(B)	7,874	7,890
GNMA CMO, Ser 2024-30, Cl CF
5.349%, SOFR30A + 1.250%, 02/20/2054(B)	2,064	2,076
GNMA TBA
5.500%, 12/15/2055	2,675	2,701
5.000%, 12/01/2039	7,775	7,766
4.500%, 12/15/2039	2,600	2,543
4.000%, 12/01/2039	2,875	2,725
GNMA, Ser 2008-92, Cl E
5.556%, 03/16/2044(B)	71	71
GNMA, Ser 2012-23, Cl D
3.488%, 07/16/2049(B)	273	265
GNMA, Ser 2014-157, Cl C
3.150%, 10/16/2054(B)	952	927

SEI Institutional Investments Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
GNMA, Ser 82737
4.625%, H15T1Y + 1.500%, 02/20/2041(B)	$51	$52

		204,977
Non-Agency Mortgage-Backed Obligations — 8.0%
280 Park Avenue Mortgage Trust, Ser 280P, Cl A
5.152%, TSFR1M + 1.180%, 09/15/2034(A)(B)	1,400	1,389
ALA Trust, Ser OANA, Cl A
5.702%, TSFR1M + 1.743%, 06/15/2040(A)(B)	1,860	1,867
Arbor Multifamily Mortgage Securities Trust, Ser 2021-MF2, Cl A2
2.023%, 06/15/2054(A)	1,007	991
Banc of America Funding Trust, Ser 2014-R6, Cl 2A13
4.366%, 07/26/2036(A)(B)	1,164	1,159
BANK, Ser 2018-BN14, Cl A2
4.128%, 09/15/2060	280	278
BANK, Ser 2019-BN21, Cl ASB
2.808%, 10/17/2052	2,013	1,969
BANK, Ser BN22, Cl ASB
2.897%, 11/15/2062	1,311	1,284
BANK, Ser BN24, Cl ASB
2.929%, 11/15/2062	1,726	1,692
BBCMS Mortgage Trust, Ser C8, Cl ASB
1.867%, 10/15/2053	780	742
BBCMS Trust, Ser 2015-SRCH, Cl A2
4.197%, 08/10/2035(A)	3,175	3,120
Benchmark Mortgage Trust, Ser 2018-B5, Cl A2
4.077%, 07/15/2051	1,142	1,133
Benchmark Mortgage Trust, Ser 2019-B15, Cl AAB
2.859%, 12/15/2072	1,789	1,749
Benchmark Mortgage Trust, Ser B14, Cl ASB
2.957%, 12/15/2062	2,914	2,855
Benchmark Mortgage Trust, Ser B15, Cl A2
2.914%, 12/15/2072	798	759
BOCA Commercial Mortgage Trust, Ser 2024-BOCA, Cl A
5.880%, TSFR1M + 1.921%, 08/15/2041(A)(B)	270	270
BX Commercial Mortgage Trust, Ser 2021-21M, Cl A
4.804%, TSFR1M + 0.844%, 10/15/2036(A)(B)	233	232
BX Commercial Mortgage Trust, Ser 2021-ACNT, Cl B
5.324%, US0001M + 1.364%, 11/15/2038(A)(B)	1,170	1,169

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
BX Commercial Mortgage Trust, Ser 2021-XL2, Cl A
4.762%, TSFR1M + 0.803%, 10/15/2038(A)(B)	$557	$557
BX Trust, Ser ARIA, Cl B
5.371%, TSFR1M + 1.411%, 10/15/2036(A)(B)	1,570	1,569
BXP Trust, Ser 2017-CC, Cl D
3.670%, 08/13/2037(A)(B)	710	589
Chase Home Lending Mortgage Trust, Ser 2024-10, Cl A4A
5.500%, 10/25/2055(A)(B)	1,753	1,761
Citigroup Commercial Mortgage Trust, Ser 2023-SMRT, Cl A
6.015%, 10/12/2040(A)(B)	2,000	2,060
Citigroup Commercial Mortgage Trust, Ser GC41, Cl AAB
2.720%, 08/10/2056	1,696	1,656
COMM Mortgage Trust, Ser 2015-DC1, Cl AM
3.724%, 02/10/2048	1,806	1,773
COMM Mortgage Trust, Ser 2016-787S, Cl A
3.545%, 02/10/2036(A)	2,170	2,153
Connecticut Avenue Securities Trust, Ser 2025-R03, Cl 2M2
6.322%, SOFR30A + 2.250%, 03/25/2045(A)(B)	1,100	1,111
Cross Mortgage Trust, Ser 2023-H2, Cl A1A
7.135%, 11/25/2068(A)(C)	1,071	1,085
Cross Mortgage Trust, Ser 2024-H6, Cl A1
5.129%, 09/25/2069(A)(B)	1,560	1,560
CSMC Series, Ser 2014-6R, Cl 15A2
7.628%, TSFR1M + 0.264%, 11/27/2036(A)(B)	294	289
CSMC Trust, Ser 2019-AFC1, Cl A1
3.573%, 07/25/2049(A)(C)	1,959	1,897
ELM Trust, Ser 2024-ELM, Cl B15
6.195%, 06/10/2039(A)(B)	1,600	1,609
ELM Trust, Ser ELM, Cl A10
5.994%, 06/10/2039(A)(B)	500	503
ELM Trust, Ser ELM, Cl A15
5.994%, 06/10/2039(A)(B)	7,535	7,580
FHLMC STACR REMIC Trust, Ser 2022-DNA2, Cl M1A
5.372%, SOFR30A + 1.300%, 02/25/2042(A)(B)	237	237
First Franklin Mortgage Loan Trust, Ser 2006-FF15, Cl A5
4.229%, TSFR1M + 0.274%, 11/25/2036(B)	111	115
First Franklin Mortgage Loan Trust, Ser 2006-FF18, Cl A1
4.289%, TSFR1M + 0.334%, 12/25/2037(B)	1,169	1,137

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2025

Limited Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
First Franklin Mortgage Loan Trust, Ser 2006-FF9, Cl 1A
4.319%, TSFR1M + 0.364%, 06/25/2036(B)	$48	$48
FS Trust, Ser 2024-HULA, Cl A
5.770%, TSFR1M + 1.811%, 08/15/2039(A)(B)	1,450	1,456
GS Mortgage-Backed Securities Trust, Ser 2018-RPL1, Cl A1A
3.750%, 10/25/2057(A)	406	399
GWT, Ser 2024-WLF2, Cl A
5.650%, TSFR1M + 1.691%, 05/15/2041(A)(B)	1,478	1,480
Hilton USA Trust, Ser 2016-HHV, Cl D
4.333%, 11/05/2038(A)(B)	2,430	2,406
Impac CMB Trust Series, Ser 2004-6, Cl 1A1
4.869%, TSFR1M + 0.914%, 10/25/2034(B)	159	159
J.P. Morgan Chase Commercial Mortgage Securities Trust, Ser NINE, Cl B
2.949%, 09/06/2038(A)(B)	1,925	1,895
JPMDB Commercial Mortgage Securities Trust, Ser COR6, Cl ASB
2.982%, 11/13/2052	1,209	1,188
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2016-NINE, Cl A
2.949%, 09/06/2038(A)(B)	1,334	1,317
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2021-MHC, Cl A
5.124%, TSFR1M + 1.164%, 04/15/2038(A)(B)	1,377	1,376
LEX Mortgage Trust, Ser 2024-BBG, Cl A
5.036%, 10/13/2033(A)(B)	700	705
LHOME Mortgage Trust, Ser 2023-RTL3, Cl A1
8.000%, 08/25/2028(A)(C)	1,130	1,132
Merrill Lynch Mortgage Investors Trust, Ser 2004-A, Cl A1
4.529%, TSFR1M + 0.574%, 04/25/2029(B)	98	92
MF1 LLC, Ser 2020-FL4, Cl A
5.773%, TSFR1M + 1.814%, 12/15/2035(A)(B)	451	452
Mill City Mortgage Loan Trust, Ser 2018-4, Cl A1B
3.473%, 04/25/2066(A)(B)	217	214
Mill City Mortgage Loan Trust, Ser 2019-1, Cl A1
3.250%, 10/25/2069(A)(B)	1,510	1,477
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2025-C35, Cl A1
4.609%, 08/15/2058	2,135	2,153

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Morgan Stanley Capital I Trust, Ser 2016-UBS11, Cl AS
2.984%, 08/15/2049	$3,050	$3,008
Morgan Stanley Residential Mortgage Loan Trust, Ser 2025-1, Cl A4
5.500%, 03/25/2055(A)(B)	1,250	1,256
NYC Trust, Ser 3ELV, Cl A
5.950%, TSFR1M + 1.991%, 08/15/2029(A)(B)	1,300	1,304
One New York Plaza Trust, Ser 2020-1NYP, Cl A
5.024%, TSFR1M + 1.064%, 01/15/2036(A)(B)	952	915
PRPM LLC, Ser 2023-RCF2, Cl A1
4.000%, 11/25/2053(A)(C)	186	184
PRPM LLC, Ser 2024-RCF1, Cl A1
4.000%, 01/25/2054(A)(C)	2,233	2,207
PRPM LLC, Ser 2024-RCF2, Cl A1
3.750%, 03/25/2054(A)(C)	423	417
PRPM LLC, Ser 2025-RCF1, Cl A1
4.500%, 02/25/2055(A)(C)	7,729	7,696
PRPM LLC, Ser 2025-RCF3, Cl A1
5.250%, 07/25/2055(A)(C)	2,787	2,812
PRPM LLC, Ser 2025-RCF5, Cl A1
4.839%, 10/25/2055(A)(C)	6,798	6,808
RCKT Mortgage Trust, Ser 2023-CES1, Cl A1A
6.515%, 06/25/2043(A)(B)	251	252
RCKT Mortgage Trust, Ser 2024-CES5, Cl A1A
5.846%, 08/25/2044(A)(C)	6,850	6,917
RCKT Mortgage Trust, Ser 2024-CES7, Cl A1A
5.158%, 10/25/2044(A)(C)	9,720	9,743
RCKT Mortgage Trust, Ser 2024-CES8, Cl A1A
5.490%, 11/25/2044(A)(C)	9,966	10,032
RCKT Mortgage Trust, Ser 2025-CES8, Cl A1B
5.249%, 08/25/2055(A)(B)	2,472	2,486
SREIT Trust, Ser 2021-MFP, Cl B
5.153%, TSFR1M + 1.194%, 11/15/2038(A)(B)	1,258	1,257
SREIT Trust, Ser 2021-MFP2, Cl B
5.245%, TSFR1M + 1.286%, 11/15/2036(A)(B)	1,450	1,449
Towd Point Mortgage Trust, Ser 2018-4, Cl A1
3.000%, 06/25/2058(A)(B)	1,303	1,244
Towd Point Mortgage Trust, Ser 2018-5, Cl A1
3.250%, 07/25/2058(A)(B)	1,426	1,378
Towd Point Mortgage Trust, Ser 2018-6, Cl A1
3.750%, 03/25/2058(A)(B)	760	744

SEI Institutional Investments Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Towd Point Mortgage Trust, Ser 2019-4, Cl A1
2.900%, 10/25/2059(A)(B)	$3,600	$3,471
Towd Point Mortgage Trust, Ser 2019-HY2, Cl A1
5.069%, TSFR1M + 1.114%, 05/25/2058(A)(B)	726	740
Towd Point Mortgage Trust, Ser 2020-3, Cl A1
3.088%, 02/25/2063(A)(B)	110	107
Towd Point Mortgage Trust, Ser 2020-4, Cl A1
1.750%, 10/25/2060(A)	827	759
Towd Point Mortgage Trust, Ser 2021-1, Cl A1
2.250%, 11/25/2061(A)(B)	3,406	3,212
UBS Commercial Mortgage Trust, Ser 2018-C12, Cl A2
4.152%, 08/15/2051	20	20
Verus Securitization Trust, Ser 2023-4, Cl A1
5.811%, 05/25/2068(A)(C)	1,811	1,813
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR15, Cl A1A1
4.589%, TSFR1M + 0.634%, 11/25/2045(B)	686	650
Wells Fargo Commercial Mortgage Trust, Ser C52, Cl ASB
2.833%, 08/15/2052	985	965
Wells Fargo Commercial Mortgage Trust, Ser C55, Cl ASB
2.651%, 02/15/2053	784	764
Wells Fargo Commercial Mortgage Trust, Ser C61, Cl A2
2.503%, 11/15/2054	785	771

		145,229
Total Mortgage-Backed Securities
(Cost $348,634) ($ Thousands)		350,206

MUNICIPAL BONDS — 1.5%
Florida — 0.2%
Broward County Florida Airport System Revenue, Ser C, RB
2.504%, 10/01/2028	2,360	2,266
Miami-Dade County, Aviation Revenue, Ser B, RB
2.854%, 10/01/2027	2,000	1,964

		4,230

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Massachusetts — 0.0%
Massachusetts State, Ser B, RB
4.110%, 07/15/2031	$303	$303

New York — 1.2%
New York City Transitional Finance Authority Future Tax Secured Revenue, Ser B, RB
2.310%, 11/01/2026	820	809
New York City Transitional Finance Authority Future Tax Secured Revenue, Sub-Ser D-2, RB
5.000%, 11/01/2028	3,000	3,101
New York City Transitional Finance Authority, GO
4.754%, 11/01/2027	10,405	10,599
New York State Dormitory Authority, Ser B, GO
4.150%, 03/15/2027	5,195	5,212
New York State, Urban Development, Ser B, RB
2.010%, 03/15/2030	1,800	1,654

		21,375

Pennsylvania — 0.1%
Philadelphia City Redevelopment Authority, Ser A, RB
4.518%, 09/01/2027	1,250	1,263

Total Municipal Bonds
(Cost $26,875) ($ Thousands)		27,171

SOVEREIGN DEBT — 0.5%

Saudi Government International Bond
5.125%, 01/13/2028(A)	9,220	9,418

Total Sovereign Debt

(Cost $9,210) ($ Thousands)		9,418

	Shares
CASH EQUIVALENT — 2.1%
SEI Daily Income Trust, Government Fund, Institutional Class
3.950%**†	38,366,842	38,367
Total Cash Equivalent
(Cost $38,367) ($ Thousands)		38,367

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2025

Limited Duration Bond Fund (Concluded)

Description	Market Value ($ Thousands)
PURCHASED SWAPTIONS — 0.0%
Total Purchased Swaptions
(Cost $271) ($ Thousands)	$9

Total Investments in Securities — 106.0%
(Cost $1,909,827) ($ Thousands)	$1,924,359

A list of open over the counter swaptions contracts for the Fund at November 30, 2025, is as follows:
Description	Counterparty	Number of Contracts/ Notional Amount	Exercise Price	Expiration Date	Value (Thousands)
PURCHASED SWAPTIONS — 0.0%
Put Swaptions
Swaptions	Goldman Sachs	$29,512,000	$4.00	03/21/2026	$3
Swaptions	Goldman Sachs	29,512,000	4.03	02/21/2026	1
Swaptions	Goldman Sachs	29,512,000	4.05	01/17/2026	0
Swaptions	Goldman Sachs	12,332,000	4.22	03/21/2026	4
Swaptions	Goldman Sachs	12,332,000	4.22	01/17/2026	0
Swaptions	Goldman Sachs	12,332,000	4.22	02/21/2026	1

Total Purchased Swaptions		$125,532,000			$9

A list of the open futures contracts held by the Fund at November 30, 2025, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation)(Thousands)
Long Contracts
U.S. 2-Year Treasury Note	843	Mar-2026	$175,881	$176,068	$187

Short Contracts
U.S. 5-Year Treasury Note	(65)	Mar-2026	$(7,104)	$(7,134)	$(30)
U.S. Ultra Long Treasury Bond	(46)	Mar-2026	(5,511)	(5,563)	(52)
Ultra 10-Year U.S. Treasury Note	(270)	Mar-2026	(31,123)	(31,375)	(252)
			(43,738)	(44,072)	(334)
			$132,143	$131,996	$(147)

Percentages are based on Net Assets of $1,814,908 ($ Thousands).
**	The rate reported is the 7-day effective yield as of November 30, 2025.
†	Investment in Affiliated Security (see Note 6).
(A)

Security, or a portion thereof, exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On November 30, 2025, the value of these securities amounted to $578,316 ($ Thousands), representing 31.9% of the Net Assets of the Fund.

(B)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(C)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.

The following is a summary of the level of inputs used as of November 30, 2025, in valuing the Fund's investments and other financial instruments carried at value ($ Thousands):
Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
U.S. Treasury Obligations	–	553,501	–	553,501
Corporate Obligations	–	500,925	–	500,925
Asset-Backed Securities	–	444,762	–	444,762
Mortgage-Backed Securities	–	350,206	–	350,206
Municipal Bonds	–	27,171	–	27,171
Sovereign Debt	–	9,418	–	9,418
Cash Equivalent	38,367	–	–	38,367
Purchased Swaptions	–	9	–	9
Total Investments in Securities	38,367	1,885,992	–	1,924,359

SEI Institutional Investments Trust

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	187	–	–	187
Unrealized Depreciation	(334)	–	–	(334)
Total Other Financial Instruments	(147)	–	–	(147)

*	Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

The following is a summary of the Fund’s transactions with affiliates for the period ended November 30, 2025 ($ Thousands):

Security Description	Value 5/31/2025	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 11/30/2025	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$129,472	$1,386,939	$(1,478,044)	$—	$—	$38,367	$1,088	$—

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2025

Intermediate Duration Credit Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS — 88.3%
Communication Services — 5.2%
Alphabet
5.450%, 11/15/2055	$10,885	$11,065
4.700%, 11/15/2035	8,230	8,363
4.375%, 11/15/2032	1,325	1,341
4.100%, 11/15/2030	5,670	5,719
2.050%, 08/15/2050	1,356	768
America Movil
6.125%, 03/30/2040	875	947
AT&T
8.750%, 11/15/2031	1,150	1,389
6.800%, 05/15/2036	2,915	3,254
5.700%, 11/01/2054	3,060	3,003
4.900%, 08/15/2037	3,040	2,995
Charter Communications Operating LLC / Charter Communications Operating Capital
6.700%, 12/01/2055	2,485	2,422
Comcast
6.450%, 03/15/2037	6,445	7,159
5.350%, 05/15/2053	3,640	3,356
4.550%, 01/15/2029	6,645	6,739
4.200%, 08/15/2034	14,987	14,380
3.999%, 11/01/2049	1,080	816
3.969%, 11/01/2047	3,218	2,471
3.300%, 02/01/2027	1,870	1,855
2.987%, 11/01/2063	4,549	2,539
2.937%, 11/01/2056	11,408	6,621
2.887%, 11/01/2051	3,339	2,020
2.650%, 02/01/2030	2,722	2,566
Cox Communications
1.800%, 10/01/2030 (A)	3,600	3,153
Meta Platforms
5.750%, 05/15/2063	1,205	1,204
5.750%, 11/15/2065	1,155	1,150
5.625%, 11/15/2055	6,085	6,070
5.600%, 05/15/2053	5,300	5,280
5.550%, 08/15/2064	2,475	2,394
5.500%, 11/15/2045	1,940	1,941
5.400%, 08/15/2054	5,600	5,431
4.875%, 11/15/2035	4,245	4,291
4.600%, 11/15/2032	2,480	2,517
4.550%, 08/15/2031	8,605	8,796
4.450%, 08/15/2052	6,667	5,616
NTT Finance
4.876%, 07/16/2030 (A)	3,605	3,683
4.620%, 07/16/2028 (A)	7,740	7,848
Paramount Global
6.875%, 04/30/2036	2,760	2,897
5.900%, 10/15/2040	1,935	1,778
5.850%, 09/01/2043	1,720	1,547
4.950%, 05/19/2050	4,145	3,227

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Rogers Communications
5.000%, 02/15/2029	$4,153	$4,235
Sprint Spectrum Co LLC / Sprint Spectrum Co II LLC / Sprint Spectrum Co III LLC
5.152%, 03/20/2028 (A)	10,272	10,368
Time Warner Cable Enterprises LLC
8.375%, 07/15/2033	1,550	1,796
Time Warner Cable LLC
7.300%, 07/01/2038	595	633
6.750%, 06/15/2039	3,105	3,162
6.550%, 05/01/2037	5,340	5,459
T-Mobile USA
4.500%, 04/15/2050	3,110	2,618
3.375%, 04/15/2029	10,370	10,108
Verizon Communications
5.875%, 11/30/2055	3,125	3,154
4.780%, 02/15/2035	3,263	3,237
Walt Disney
3.500%, 05/13/2040	5,930	5,016
2.750%, 09/01/2049	2,603	1,688
2.000%, 09/01/2029	2,350	2,196

		214,281

Consumer Discretionary — 3.9%
7-Eleven
1.800%, 02/10/2031 (A)	9,236	8,092
Amazon.com
4.650%, 11/20/2035	2,555	2,578
3.950%, 04/13/2052	8,393	6,750
3.875%, 08/22/2037	2,730	2,537
3.100%, 05/12/2051	9,085	6,277
1.650%, 05/12/2028	2,345	2,233
American Honda Finance MTN
5.125%, 07/07/2028	1,326	1,361
BMW US Capital LLC
2.550%, 04/01/2031 (A)	7,250	6,626
Daimler Truck Finance North America LLC
5.125%, 09/25/2027 (A)	7,705	7,827
ERAC USA Finance LLC
5.000%, 02/15/2029 (A)	2,780	2,858
Ferguson Finance PLC
4.500%, 10/24/2028 (A)	1,717	1,733
3.250%, 06/02/2030 (A)	3,790	3,630
Flutter Treasury Designated Activity
6.375%, 04/29/2029 (A)	1,465	1,511
Ford Motor Credit LLC
6.054%, 11/05/2031	2,009	2,057
General Motors Financial
5.950%, 04/04/2034	3,575	3,763
5.350%, 07/15/2027	2,630	2,675
Home Depot
5.400%, 06/25/2064	590	578
5.300%, 06/25/2054	2,735	2,674

SEI Institutional Investments Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.950%, 06/25/2034	$6,755	$6,952
4.650%, 09/15/2035	2,655	2,655
4.500%, 12/06/2048	1,885	1,656
4.400%, 03/15/2045	3,217	2,850
4.250%, 04/01/2046	400	345
3.900%, 06/15/2047	1,505	1,215
3.350%, 04/15/2050	1,275	921
3.300%, 04/15/2040	880	728
3.250%, 04/15/2032	4,344	4,095
2.800%, 09/14/2027	3,135	3,083
2.750%, 09/15/2051	3,000	1,893
Hyundai Capital America
5.950%, 09/21/2026 (A)	7,135	7,234
5.450%, 06/24/2026 (A)	7,530	7,580
5.300%, 03/19/2027 (A)	7,225	7,324
4.900%, 06/23/2028 (A)	8,130	8,265
4.550%, 09/26/2029 (A)	2,245	2,257
4.500%, 09/18/2030 (A)	2,615	2,619
2.100%, 09/15/2028 (A)	5,250	4,955
Massachusetts Institute of Technology
5.618%, 06/01/2055	1,755	1,847
O'Reilly Automotive
5.750%, 11/20/2026	4,255	4,321
Resorts World Las Vegas LLC / RWLV Capital
4.625%, 04/06/2031 (A)	2,465	2,040
Stellantis Finance US
6.450%, 03/18/2035 (A)	1,875	1,951
Toyota Motor Credit
5.050%, 05/16/2029	7,225	7,466
4.600%, 10/10/2031	6,970	7,089
Triton Container International
2.050%, 04/15/2026 (A)	2,335	2,310
University of Southern California
5.250%, 10/01/2111	3,250	3,121

		162,532

Consumer Staples — 4.8%
Altria Group
5.250%, 08/06/2035	4,860	4,950
Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide
4.900%, 02/01/2046	18,189	17,131
4.700%, 02/01/2036	13,906	13,896
Anheuser-Busch InBev Worldwide
8.000%, 11/15/2039	6,774	8,751
4.750%, 01/23/2029	5,220	5,338
4.439%, 10/06/2048	1,370	1,201
BAT Capital
4.390%, 08/15/2037	4,348	4,028
2.259%, 03/25/2028	4,905	4,708
Cargill
5.375%, 10/23/2055 (A)	4,385	4,308
4.125%, 10/23/2030 (A)	6,075	6,066

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Coty Inc/HFC Prestige Products Inc/HFC Prestige International US LLC
5.600%, 01/15/2031 (A)	$3,185	$3,205
Diageo Capital PLC
5.375%, 10/05/2026	6,760	6,830
5.300%, 10/24/2027	3,786	3,878
Diageo Investment
5.625%, 04/15/2035	2,550	2,719
JBS USA Holding Lux SARL
6.750%, 03/15/2034	6,573	7,295
6.500%, 12/01/2052	1,790	1,871
6.375%, 02/25/2055 (A)	1,955	2,022
5.750%, 04/01/2033	1,142	1,197
3.000%, 02/02/2029	2,700	2,602
Kenvue
5.100%, 03/22/2043	790	767
Mars
5.700%, 05/01/2055 (A)	6,400	6,524
5.000%, 03/01/2032 (A)	6,820	7,048
4.800%, 03/01/2030 (A)	12,680	12,989
4.200%, 04/01/2059 (A)	1,620	1,296
3.200%, 04/01/2030 (A)	2,435	2,355
PepsiCo
4.200%, 07/18/2052	1,730	1,449
3.375%, 07/29/2049	1,050	774
Philip Morris International
5.625%, 09/07/2033	2,915	3,108
5.125%, 11/17/2027	5,645	5,763
5.125%, 02/15/2030	2,955	3,062
5.125%, 02/13/2031	5,075	5,276
4.625%, 10/29/2035	7,375	7,261
4.500%, 03/20/2042	2,830	2,560
4.375%, 11/01/2027	6,275	6,330
4.375%, 04/30/2030	6,930	6,977
3.875%, 08/21/2042	3,890	3,246
0.875%, 05/01/2026	3,360	3,316
Procter & Gamble
4.350%, 11/03/2035	7,375	7,355
Reynolds American
8.125%, 05/01/2040	980	1,181
Target
5.000%, 04/15/2035	4,025	4,100
Walmart
4.500%, 04/15/2053	4,346	3,921

		198,654

Energy — 4.0%
BP Capital Markets America
3.937%, 09/21/2028	2,205	2,206
3.379%, 02/08/2061	1,681	1,129
3.001%, 03/17/2052	1,480	972
2.939%, 06/04/2051	240	156
2.772%, 11/10/2050	1,690	1,071

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2025

Intermediate Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
BP Capital Markets PLC
3.723%, 11/28/2028	$10,659	$10,599
Cheniere Corpus Christi Holdings LLC
5.125%, 06/30/2027	2,120	2,141
2.742%, 12/31/2039	2,925	2,487
Chevron
2.236%, 05/11/2030	6,587	6,121
ConocoPhillips
5.650%, 01/15/2065	5,155	5,081
5.500%, 01/15/2055	2,805	2,742
4.850%, 01/15/2032	4,279	4,408
4.025%, 03/15/2062	4,165	3,106
Eastern Energy Gas Holdings LLC
5.800%, 01/15/2035	5,680	6,015
5.650%, 10/15/2054	3,469	3,419
Energy Transfer LP
6.050%, 12/01/2026	6,830	6,949
4.000%, 10/01/2027	3,570	3,560
Enterprise Products Operating LLC
4.850%, 01/31/2034	7,410	7,544
4.850%, 08/15/2042	3,355	3,139
4.850%, 03/15/2044	2,385	2,215
EOG Resources
5.950%, 07/15/2055	65	67
5.650%, 12/01/2054	3,437	3,438
4.375%, 04/15/2030	1,920	1,937
Exxon Mobil
4.227%, 03/19/2040	860	799
4.114%, 03/01/2046	1,630	1,390
3.452%, 04/15/2051	5,610	4,123
3.095%, 08/16/2049	1,030	721
2.995%, 08/16/2039	2,830	2,293
Galaxy Pipeline Assets Bidco
2.940%, 09/30/2040 (A)	2,755	2,345
Greensaif Pipelines Bidco SARL
6.103%, 08/23/2042 (A)	2,525	2,628
Hess
6.000%, 01/15/2040	5,910	6,471
HF Sinclair
5.000%, 02/01/2028	4,830	4,835
MPLX LP
6.200%, 09/15/2055	1,415	1,431
Occidental Petroleum
6.450%, 09/15/2036	2,620	2,798
6.050%, 10/01/2054	1,110	1,079
5.550%, 10/01/2034	2,980	3,035
ONEOK
5.400%, 10/15/2035	2,675	2,713
Raizen Fuels Finance
6.250%, 07/08/2032 (A)	2,925	2,533
Sabal Trail Transmission LLC
4.246%, 05/01/2028 (A)	3,420	3,398

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Sabine Pass Liquefaction LLC
5.900%, 09/15/2037	$2,640	$2,796
Saudi Arabian Oil
6.375%, 06/02/2055 (A)	7,355	7,841
Schlumberger Holdings
5.000%, 06/01/2034 (A)	3,800	3,881
Shell Finance US
4.550%, 08/12/2043	2,975	2,701
4.000%, 05/10/2046	165	137
3.750%, 09/12/2046	4,695	3,727
2.375%, 11/07/2029	2,690	2,537
Shell International Finance BV
5.500%, 03/25/2040	1,555	1,622
3.625%, 08/21/2042	4,000	3,269
2.500%, 09/12/2026	315	312
Tennessee Gas Pipeline LLC
8.375%, 06/15/2032	3,445	4,112
Texas Eastern Transmission LP
3.500%, 01/15/2028 (A)	3,373	3,333
TotalEnergies Capital
5.488%, 04/05/2054	20	20
5.425%, 09/10/2064	2,250	2,165
TotalEnergies Capital International
3.127%, 05/29/2050	1,910	1,308
2.986%, 06/29/2041	250	191

		163,046

Financials — 35.0%
AIA Group
3.600%, 04/09/2029 (A)	8,100	8,010
AIB Group
5.320%, SOFRRATE + 1.650%, 05/15/2031 (A)(B)	2,500	2,585
Aircastle Ltd / Aircastle Ireland DAC
5.750%, 10/01/2031 (A)	1,260	1,317
Ally Financial
5.737%, SOFRINDX + 1.960%, 05/15/2029 (B)	1,525	1,559
American Express
6.489%, SOFRRATE + 1.940%, 10/30/2031 (B)	4,178	4,584
5.667%, SOFRRATE + 1.790%, 04/25/2036 (B)	1,730	1,837
5.284%, SOFRRATE + 1.420%, 07/26/2035 (B)	1,534	1,592
5.085%, SOFRINDX + 1.020%, 01/30/2031 (B)	3,952	4,087
ANZ New Zealand International
1.250%, 06/22/2026 (A)	5,675	5,588
Aon North America
5.750%, 03/01/2054	2,925	2,965
Arthur J Gallagher
5.550%, 02/15/2055	2,610	2,540

SEI Institutional Investments Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
ASB Bank
1.625%, 10/22/2026 (A)	$4,620	$4,525
Athene Global Funding
4.721%, 10/08/2029 (A)	5,680	5,681
2.950%, 11/12/2026 (A)	10,525	10,405
2.500%, 03/24/2028 (A)	5,135	4,906
Athene Global Funding MTN
4.860%, 08/27/2026 (A)	4,355	4,374
Atlas Warehouse Lending
6.050%, 01/15/2028 (A)	3,885	4,010
4.950%, 11/15/2030 (A)	8,873	8,931
4.625%, 11/15/2028 (A)	3,745	3,756
Australia & New Zealand Banking Group
5.816%, H15T1Y + 1.350%, 06/18/2036 (A)(B)	8,775	9,177
Avolon Holdings Funding
6.375%, 05/04/2028 (A)	3,450	3,597
5.750%, 03/01/2029 (A)	2,390	2,477
5.750%, 11/15/2029 (A)	3,500	3,639
Banco Santander
6.607%, 11/07/2028	5,355	5,716
5.439%, 07/15/2031	4,600	4,850
Bank of America
6.000%, 10/15/2036	3,255	3,573
5.819%, SOFRRATE + 1.570%, 09/15/2029 (B)	5,115	5,347
5.744%, SOFRRATE + 1.697%, 02/12/2036 (B)	3,891	4,090
5.468%, SOFRRATE + 1.650%, 01/23/2035 (B)	11,230	11,811
5.288%, SOFRRATE + 1.910%, 04/25/2034 (B)	11,485	11,967
4.571%, SOFRRATE + 1.830%, 04/27/2033 (B)	14,305	14,364
3.419%, TSFR3M + 1.302%, 12/20/2028 (B)	7,415	7,323
3.311%, SOFRRATE + 1.580%, 04/22/2042 (B)	9,065	7,253
2.972%, SOFRRATE + 1.560%, 07/21/2052 (B)	4,380	2,951
2.592%, SOFRRATE + 2.150%, 04/29/2031 (B)	6,300	5,890
Bank of America MTN
5.425%, SOFRRATE + 1.913%, 08/15/2035 (B)	6,205	6,395
4.948%, SOFRRATE + 2.040%, 07/22/2028 (B)	3,775	3,828
4.376%, SOFRRATE + 1.580%, 04/27/2028 (B)	8,515	8,546
4.271%, TSFR3M + 1.572%, 07/23/2029 (B)	10,110	10,173
4.183%, 11/25/2027	6,925	6,934
4.083%, TSFR3M + 3.412%, 03/20/2051 (B)	1,956	1,612

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
3.974%, TSFR3M + 1.472%, 02/07/2030 (B)	$4,760	$4,739
3.705%, TSFR3M + 1.774%, 04/24/2028 (B)	11,305	11,247
2.972%, SOFRRATE + 1.330%, 02/04/2033 (B)	1,345	1,236
2.676%, SOFRRATE + 1.930%, 06/19/2041 (B)	30,873	23,228
Bank of New York Mellon MTN
5.834%, SOFRINDX + 2.074%, 10/25/2033 (B)	5,447	5,898
Barclays PLC
5.860%, SOFRRATE + 1.830%, 08/11/2046 (B)	855	888
5.690%, SOFRRATE + 1.740%, 03/12/2030 (B)	1,436	1,496
5.086%, SOFRRATE + 0.960%, 02/25/2029 (B)	3,429	3,494
4.942%, SOFRRATE + 1.560%, 09/10/2030 (B)	2,970	3,029
Berkshire Hathaway Finance
3.850%, 03/15/2052	3,645	2,873
1.450%, 10/15/2030	4,000	3,564
BlackRock Funding
5.250%, 03/14/2054	4,830	4,721
Blackstone Holdings Finance LLC
6.200%, 04/22/2033 (A)	2,200	2,395
3.500%, 09/10/2049 (A)	2,250	1,634
3.150%, 10/02/2027 (A)	1,878	1,847
2.550%, 03/30/2032 (A)	2,000	1,779
Blackstone Reg Finance LLC
4.300%, 11/03/2030	6,695	6,699
Blackstone Secured Lending Fund
5.300%, 06/30/2030	4,470	4,481
Blue Owl Capital
6.200%, 07/15/2030	3,925	4,005
Blue Owl Technology Finance
6.100%, 03/15/2028 (A)	1,475	1,479
BNP Paribas
5.283%, SOFRRATE + 1.280%, 11/19/2030 (A)(B)	4,499	4,634
5.125%, H15T1Y + 1.450%, 01/13/2029 (A)(B)	4,175	4,254
Brighthouse Financial Global Funding MTN
5.550%, 04/09/2027 (A)	10,435	10,585
Brookfield Asset Management
6.077%, 09/15/2055	7,792	8,033
4.653%, 11/15/2030	6,515	6,555
Brookfield Finance
5.968%, 03/04/2054	7,085	7,205
5.330%, 01/15/2036	1,585	1,597
2.724%, 04/15/2031	4,200	3,850

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2025

Intermediate Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Cantor Fitzgerald LP
4.500%, 04/14/2027 (A)	$2,335	$2,326
Capital One Financial
5.463%, SOFRRATE + 1.560%, 07/26/2030 (B)	4,350	4,513
Charles Schwab
5.853%, SOFRRATE + 2.500%, 05/19/2034 (B)	2,400	2,579
4.343%, SOFRRATE + 0.940%, 11/14/2031 (B)	15,341	15,381
Chubb INA Holdings LLC
6.700%, 05/15/2036	1,000	1,157
4.650%, 08/15/2029	3,595	3,677
CI Financial
3.200%, 12/17/2030	8,525	7,676
Cincinnati Financial
6.920%, 05/15/2028	3,363	3,590
6.125%, 11/01/2034	2,882	3,113
Citadel Finance LLC
3.375%, 03/09/2026 (A)	3,615	3,601
Citadel LP
4.875%, 01/15/2027 (A)	2,905	2,907
Citadel Securities Global Holdings LLC
5.500%, 06/18/2030 (A)	2,865	2,943
Citibank
5.570%, 04/30/2034	8,510	9,065
4.914%, 05/29/2030	13,665	14,094
Citigroup
6.174%, SOFRRATE + 2.661%, 05/25/2034 (B)	5,191	5,546
5.612%, SOFRRATE + 1.746%, 03/04/2056 (B)	3,180	3,235
5.333%, SOFRRATE + 1.465%, 03/27/2036 (B)	1,884	1,944
5.174%, SOFRRATE + 1.364%, 02/13/2030 (B)	9,920	10,205
4.952%, SOFRRATE + 1.463%, 05/07/2031 (B)	9,275	9,506
4.450%, 09/29/2027	180	181
4.281%, TSFR3M + 2.101%, 04/24/2048 (B)	2,918	2,492
3.057%, SOFRRATE + 1.351%, 01/25/2033 (B)	6,134	5,645
2.904%, SOFRRATE + 1.379%, 11/03/2042 (B)	2,005	1,495
2.561%, SOFRRATE + 1.167%, 05/01/2032 (B)	18,110	16,479
2.520%, SOFRRATE + 1.177%, 11/03/2032 (B)	2,676	2,402
CME Group
5.300%, 09/15/2043	2,500	2,541
Corebridge Global Funding
5.200%, 06/24/2029 (A)	2,480	2,552
4.900%, 01/07/2028 (A)	2,300	2,336

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Danske Bank
4.613%, H15T1Y + 1.100%, 10/02/2030 (A)(B)	$5,085	$5,132
Depository Trust & Clearing
3.375%, H15T5Y + 2.606%(A)(B)(C)	4,000	3,942
Deutsche Bank NY
5.297%, SOFRRATE + 1.720%, 05/09/2031 (B)	4,380	4,501
DNB Bank
4.384%, SOFRRATE + 1.049%, 11/04/2031 (A)(B)	4,175	4,170
Equitable America Global Funding
4.650%, 06/09/2028 (A)	1,500	1,516
Equitable Financial Life Global Funding
1.400%, 08/27/2027 (A)	1,973	1,887
F&G Global Funding
1.750%, 06/30/2026 (A)	10,151	10,001
Farmers Insurance Exchange
7.000%, H15T10Y + 3.864%, 10/15/2064 (A)(B)	1,890	1,954
Fortitude Global Funding
4.625%, 10/06/2028 (A)	6,120	6,125
Fortitude Group Holdings LLC
6.250%, 04/01/2030 (A)	2,570	2,674
GA Global Funding Trust
5.500%, 01/08/2029 (A)	5,600	5,773
4.400%, 09/23/2027 (A)	7,745	7,764
2.250%, 01/06/2027 (A)	1,485	1,454
1.950%, 09/15/2028 (A)	4,375	4,112
1.625%, 01/15/2026 (A)	6,185	6,164
Goldman Sachs Capital I
6.345%, 02/15/2034	4,595	4,902
Goldman Sachs Group
6.750%, 10/01/2037	425	479
6.450%, 05/01/2036	670	740
5.734%, SOFRRATE + 1.696%, 01/28/2056 (B)	4,780	4,966
5.727%, SOFRRATE + 1.265%, 04/25/2030 (B)	3,415	3,577
5.561%, SOFRRATE + 1.580%, 11/19/2045 (B)	7,065	7,200
5.536%, SOFRRATE + 1.380%, 01/28/2036 (B)	3,125	3,275
5.150%, 05/22/2045	1,125	1,071
4.939%, SOFRRATE + 1.330%, 10/21/2036 (B)	2,240	2,248
4.692%, SOFRRATE + 1.135%, 10/23/2030 (B)	4,850	4,929
4.411%, TSFR3M + 1.692%, 04/23/2039 (B)	885	830
4.017%, TSFR3M + 1.635%, 10/31/2038 (B)	1,362	1,238
3.850%, 01/26/2027	145	145

SEI Institutional Investments Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
3.436%, SOFRRATE + 1.632%, 02/24/2043 (B)	$2,063	$1,633
3.210%, SOFRRATE + 1.513%, 04/22/2042 (B)	6,950	5,422
2.650%, SOFRRATE + 1.264%, 10/21/2032 (B)	5,467	4,954
2.640%, SOFRRATE + 1.114%, 02/24/2028 (B)	4,625	4,542
2.600%, 02/07/2030	980	921
2.383%, SOFRRATE + 1.248%, 07/21/2032 (B)	23,926	21,515
1.948%, SOFRRATE + 0.913%, 10/21/2027 (B)	5,875	5,759
Goldman Sachs Group MTN
4.800%, 07/08/2044	4,820	4,530
HSBC Bank USA
7.000%, 01/15/2039	7,096	8,385
HSBC Holdings PLC
7.390%, SOFRRATE + 3.350%, 11/03/2028 (B)	5,152	5,453
5.210%, SOFRRATE + 2.610%, 08/11/2028 (B)	2,965	3,013
5.130%, SOFRRATE + 1.040%, 11/19/2028 (B)	5,370	5,469
4.619%, SOFRRATE + 1.190%, 11/06/2031 (B)	5,510	5,546
4.041%, TSFR3M + 1.808%, 03/13/2028 (B)	11,362	11,341
Huntington Bancshares
6.208%, SOFRRATE + 2.020%, 08/21/2029 (B)	4,045	4,248
6.141%, H15T5Y + 1.700%, 11/18/2039 (B)	1,505	1,569
Intercontinental Exchange
5.250%, 06/15/2031	6,440	6,747
4.250%, 09/21/2048	1,454	1,232
International Bank for Reconstruction & Development
3.875%, 02/14/2030	11,530	11,642
3.500%, 07/12/2028	4,915	4,909
Jackson Financial
3.125%, 11/23/2031	3,000	2,734
Jackson National Life Global Funding
5.500%, 01/09/2026 (A)	3,000	3,003
JPMorgan Chase
8.750%, 09/01/2030	1,361	1,608
6.400%, 05/15/2038	2,812	3,219
6.254%, SOFRRATE + 1.810%, 10/23/2034 (B)	13,690	15,158
5.581%, SOFRRATE + 1.160%, 04/22/2030 (B)	3,700	3,872
5.576%, SOFRRATE + 1.635%, 07/23/2036 (B)	1,865	1,951

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
5.534%, SOFRRATE + 1.550%, 11/29/2045 (B)	$7,863	$8,138
5.336%, SOFRRATE + 1.620%, 01/23/2035 (B)	2,775	2,903
5.294%, SOFRRATE + 1.460%, 07/22/2035 (B)	8,029	8,371
5.103%, SOFRRATE + 1.435%, 04/22/2031 (B)	1,935	2,007
4.912%, SOFRRATE + 2.080%, 07/25/2033 (B)	595	611
4.810%, SOFRRATE + 1.190%, 10/22/2036 (B)	6,510	6,546
4.670%, TSFR3M + 0.812%, 02/01/2027 (B)	1,630	1,626
4.565%, SOFRRATE + 1.750%, 06/14/2030 (B)	5,535	5,612
4.505%, SOFRRATE + 0.860%, 10/22/2028 (B)	3,025	3,053
4.255%, SOFRRATE + 0.930%, 10/22/2031 (B)	4,955	4,961
3.964%, TSFR3M + 1.642%, 11/15/2048 (B)	3,784	3,118
3.882%, TSFR3M + 1.622%, 07/24/2038 (B)	6,195	5,641
3.509%, TSFR3M + 1.207%, 01/23/2029 (B)	12,727	12,595
3.157%, TSFR3M + 1.460%, 04/22/2042 (B)	10,745	8,460
2.522%, SOFRRATE + 2.040%, 04/22/2031 (B)	7,903	7,381
KBC Group
4.454%, H15T1Y + 0.850%, 09/23/2031 (A)(B)	4,305	4,302
KKR
5.100%, 08/07/2035	2,144	2,141
KKR Group Finance III LLC
5.125%, 06/01/2044 (A)	1,824	1,725
KKR Group Finance XII LLC
4.850%, 05/17/2032 (A)	3,073	3,093
Kreditanstalt fuer Wiederaufbau
3.875%, 06/15/2028	13,775	13,897
Lloyds Banking Group PLC
5.679%, H15T1Y + 1.750%, 01/05/2035 (B)	2,641	2,793
5.087%, H15T1Y + 0.850%, 11/26/2028 (B)	3,725	3,792
4.425%, H15T1Y + 0.820%, 11/04/2031 (B)	7,705	7,721
1.627%, H15T1Y + 0.850%, 05/11/2027 (B)	2,636	2,606
LSEGA Financing PLC
3.200%, 04/06/2041 (A)	3,618	2,818

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2025

Intermediate Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
M&T Bank
5.385%, SOFRRATE + 1.610%, 01/16/2036 (B)	$195	$199
Macquarie Airfinance Holdings
5.200%, 03/27/2028 (A)	4,095	4,169
Macquarie Group MTN
1.629%, SOFRRATE + 0.910%, 09/23/2027 (A)(B)	3,944	3,864
Marsh & McLennan
6.250%, 11/01/2052	2,595	2,850
5.450%, 03/15/2054	120	118
4.900%, 03/15/2049	960	881
4.750%, 03/15/2039	5,100	4,955
4.350%, 01/30/2047	1,170	1,007
Massachusetts Mutual Life Insurance
3.375%, 04/15/2050 (A)	1,153	794
3.200%, 12/01/2061 (A)	7,385	4,544
Mastercard
3.300%, 03/26/2027	2,595	2,580
Met Tower Global Funding MTN
1.250%, 09/14/2026 (A)	7,645	7,485
MetLife
5.250%, 01/15/2054	115	111
5.000%, 07/15/2052	4,960	4,599
4.050%, 03/01/2045	2,760	2,308
Metropolitan Life Global Funding I
2.950%, 04/09/2030 (A)	2,560	2,437
Metropolitan Life Global Funding I MTN
2.400%, 01/11/2032 (A)	5,935	5,296
Moody's
2.000%, 08/19/2031	2,847	2,528
Morgan Stanley
5.664%, SOFRRATE + 1.757%, 04/17/2036 (B)	7,404	7,860
5.516%, SOFRRATE + 1.710%, 11/19/2055 (B)	9,132	9,239
5.466%, SOFRRATE + 1.730%, 01/18/2035 (B)	3,875	4,058
5.230%, SOFRRATE + 1.108%, 01/15/2031 (B)	4,835	5,001
5.192%, SOFRRATE + 1.510%, 04/17/2031 (B)	1,935	2,003
5.123%, SOFRRATE + 1.730%, 02/01/2029 (B)	2,965	3,028
5.042%, SOFRRATE + 1.215%, 07/19/2030 (B)	5,385	5,536
4.892%, SOFRRATE + 1.314%, 10/22/2036 (B)	3,600	3,612
4.654%, SOFRRATE + 1.100%, 10/18/2030 (B)	5,040	5,114
4.356%, SOFRRATE + 1.074%, 10/22/2031 (B)	8,325	8,334
4.210%, SOFRRATE + 1.610%, 04/20/2028 (B)	15,634	15,658

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
3.217%, SOFRRATE + 1.485%, 04/22/2042 (B)	$867	$685
1.593%, SOFRRATE + 0.879%, 05/04/2027 (B)	4,285	4,238
Morgan Stanley MTN
5.831%, SOFRRATE + 1.580%, 04/19/2035 (B)	6,620	7,101
5.656%, SOFRRATE + 1.260%, 04/18/2030 (B)	4,060	4,243
5.250%, SOFRRATE + 1.870%, 04/21/2034 (B)	6,360	6,603
4.300%, 01/27/2045	4,415	3,871
3.971%, TSFR3M + 1.455%, 07/22/2038 (B)	3,255	2,961
2.475%, SOFRRATE + 1.000%, 01/21/2028 (B)	3,590	3,523
2.239%, SOFRRATE + 1.178%, 07/21/2032 (B)	10,150	9,053
Morgan Stanley Direct Lending Fund
6.000%, 05/19/2030	2,810	2,875
Morgan Stanley Private Bank
4.734%, SOFRRATE + 1.080%, 07/18/2031 (B)	3,280	3,336
Mutual of Omaha Global Funding
5.350%, 04/09/2027 (A)	3,450	3,503
National Securities Clearing
4.700%, 05/20/2030 (A)	2,170	2,223
Nationwide Building Society MTN
2.972%, SOFRRATE + 1.290%, 02/16/2028 (A)(B)	5,060	4,988
Nationwide Mutual Insurance
9.375%, 08/15/2039 (A)	2,625	3,569
NatWest Group PLC
5.516%, H15T1Y + 2.270%, 09/30/2028 (B)	3,775	3,869
New York Life Global Funding
4.900%, 06/13/2028 (A)	8,225	8,414
New York Life Insurance
5.875%, 05/15/2033 (A)	5,180	5,528
Northern Trust
4.150%, 11/19/2030	5,584	5,605
Northwestern Mutual Global Funding MTN
4.900%, 06/12/2028 (A)	3,000	3,071
Northwestern Mutual Life Insurance
6.170%, 05/29/2055 (A)	1,570	1,690
Pacific Life Global Funding II
5.500%, 08/28/2026 (A)	7,310	7,395
Pacific Life Insurance
5.950%, 09/15/2055 (A)	1,755	1,804
4.300%, SOFRRATE + 2.796%, 10/24/2067 (A)(B)	3,845	3,129
PNC Financial Services Group
6.875%, SOFRRATE + 2.284%, 10/20/2034 (B)	2,550	2,900

SEI Institutional Investments Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
5.582%, SOFRRATE + 1.841%, 06/12/2029 (B)	$9,115	$9,450
5.575%, SOFRRATE + 1.394%, 01/29/2036 (B)	1,070	1,125
5.492%, SOFRRATE + 1.198%, 05/14/2030 (B)	4,237	4,419
5.401%, SOFRRATE + 1.599%, 07/23/2035 (B)	5,755	5,998
4.899%, SOFRRATE + 1.333%, 05/13/2031 (B)	5,260	5,394
2.600%, 07/23/2026	6,895	6,834
Principal Life Global Funding II
4.800%, 01/09/2028 (A)	3,020	3,061
1.500%, 08/27/2030 (A)	3,374	2,969
Protective Life
4.700%, 01/15/2031 (A)	3,645	3,660
Protective Life Global Funding
1.618%, 04/15/2026 (A)	7,358	7,289
Prudential Financial MTN
5.700%, 12/14/2036	1,660	1,777
1.500%, 03/10/2026	2,445	2,428
Prudential Funding Asia PLC
3.125%, 04/14/2030	817	784
Raymond James Financial
4.900%, 09/11/2035	6,580	6,554
RGA Global Funding
5.050%, 12/06/2031 (A)	9,435	9,658
Royal Bank of Canada MTN
6.000%, 11/01/2027	9,814	10,192
2.300%, 11/03/2031	1,960	1,768
S&P Global
2.700%, 03/01/2029	6,138	5,891
2.450%, 03/01/2027	11,175	10,975
Santander UK Group Holdings
5.136%, SOFRINDX + 1.578%, 09/22/2036 (B)	885	885
4.320%, SOFRINDX + 1.070%, 09/22/2029 (B)	3,130	3,133
State Street
5.159%, SOFRRATE + 1.890%, 05/18/2034 (B)	3,189	3,320
4.421%, SOFRRATE + 1.605%, 05/13/2033 (B)	3,026	3,028
3.031%, SOFRRATE + 1.490%, 11/01/2034 (B)	5,045	4,768
Toronto-Dominion Bank
4.928%, 10/15/2035	3,127	3,158
Transatlantic Holdings
8.000%, 11/30/2039	5,338	6,797
Travelers
5.700%, 07/24/2055	105	109
5.450%, 05/25/2053	7,565	7,592

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Truist Bank
2.250%, 03/11/2030	$930	$854
Truist Financial MTN
7.161%, SOFRRATE + 2.446%, 10/30/2029 (B)	10,429	11,292
6.047%, SOFRRATE + 2.050%, 06/08/2027 (B)	1,145	1,155
5.867%, SOFRRATE + 2.361%, 06/08/2034 (B)	15,015	16,013
5.711%, SOFRRATE + 1.922%, 01/24/2035 (B)	5,070	5,362
5.122%, SOFRRATE + 1.852%, 01/26/2034 (B)	1,680	1,716
4.873%, SOFRRATE + 1.435%, 01/26/2029 (B)	4,565	4,636
1.887%, SOFRRATE + 0.862%, 06/07/2029 (B)	8,161	7,729
UBS
4.500%, 06/26/2048	3,110	2,775
UBS Group
4.844%, SOFRRATE + 1.290%, 11/06/2033 (A)(B)	3,245	3,271
4.703%, H15T1Y + 2.050%, 08/05/2027 (A)(B)	11,085	11,120
3.869%, SOFRRATE + 1.410%, 01/12/2029 (A)(B)	3,120	3,101
1.494%, H15T1Y + 0.850%, 08/10/2027 (A)(B)	2,100	2,061
US Bancorp
5.850%, SOFRRATE + 2.090%, 10/21/2033 (B)	5,429	5,828
5.836%, SOFRRATE + 2.260%, 06/12/2034 (B)	5,050	5,420
5.775%, SOFRRATE + 2.020%, 06/12/2029 (B)	5,055	5,260
5.083%, SOFRRATE + 1.296%, 05/15/2031 (B)	8,455	8,732
Visa
4.150%, 12/14/2035	1,125	1,096
2.000%, 08/15/2050	3,610	2,000
Voya Global Funding
4.600%, 11/24/2030 (A)	4,405	4,441
Wells Fargo
6.600%, 01/15/2038	2,620	2,970
6.491%, SOFRRATE + 2.060%, 10/23/2034 (B)	3,145	3,517
5.950%, 12/15/2036	1,035	1,082
5.605%, SOFRRATE + 1.740%, 04/23/2036 (B)	4,955	5,255
5.499%, SOFRRATE + 1.780%, 01/23/2035 (B)	565	594
5.389%, SOFRRATE + 2.020%, 04/24/2034 (B)	3,600	3,774

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2025

Intermediate Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
5.244%, SOFRRATE + 1.110%, 01/24/2031 (B)	$4,140	$4,302
4.970%, SOFRRATE + 1.370%, 04/23/2029 (B)	3,420	3,487
3.068%, SOFRRATE + 2.530%, 04/30/2041 (B)	900	711
Wells Fargo MTN
5.707%, SOFRRATE + 1.070%, 04/22/2028 (B)	6,090	6,220
5.557%, SOFRRATE + 1.990%, 07/25/2034 (B)	9,735	10,311
5.013%, TSFR3M + 4.502%, 04/04/2051 (B)	7,996	7,507
4.900%, 11/17/2045	1,545	1,410
4.750%, 12/07/2046	645	576
4.611%, SOFRRATE + 2.130%, 04/25/2053 (B)	3,495	3,080
4.400%, 06/14/2046	1,130	962
3.584%, TSFR3M + 1.572%, 05/22/2028 (B)	12,541	12,449
3.196%, TSFR3M + 1.432%, 06/17/2027 (B)	8,290	8,249
2.879%, TSFR3M + 1.432%, 10/30/2030 (B)	4,375	4,171
2.393%, SOFRRATE + 2.100%, 06/02/2028 (B)	8,220	8,020
Westpac Banking
5.618%, H15T1Y + 1.200%, 11/20/2035 (B)	2,430	2,529
XL Group
5.250%, 12/15/2043	2,417	2,322

		1,441,167

Health Care — 8.6%
AbbVie
5.600%, 03/15/2055	1,940	1,990
5.050%, 03/15/2034	10,060	10,434
4.950%, 03/15/2031	3,000	3,117
4.550%, 03/15/2035	3,630	3,615
4.250%, 11/21/2049	7,411	6,256
Advocate Health & Hospitals
4.272%, 08/15/2048	2,984	2,539
Amgen
5.650%, 03/02/2053	2,800	2,813
Ascension Health
4.923%, 11/15/2035	6,780	6,887
3.945%, 11/15/2046	2,394	1,975
3.106%, 11/15/2039	1,655	1,333
2.532%, 11/15/2029	3,535	3,347
Astrazeneca Finance LLC
4.900%, 02/26/2031	7,525	7,815
1.200%, 05/28/2026	11,325	11,179

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Banner Health
2.907%, 01/01/2042	$2,652	$1,989
Bayer US Finance II LLC
4.875%, 06/25/2048 (A)	6,160	5,215
4.700%, 07/15/2064 (A)	455	348
4.400%, 07/15/2044 (A)	2,302	1,861
Bayer US Finance LLC
6.875%, 11/21/2053 (A)	1,770	1,915
6.500%, 11/21/2033 (A)	1,110	1,202
Bristol-Myers Squibb
5.550%, 02/22/2054	2,414	2,439
Cencora
4.625%, 12/15/2027	7,570	7,665
Centene
4.625%, 12/15/2029	8,450	8,169
3.000%, 10/15/2030	2,593	2,313
CommonSpirit Health
5.662%, 09/01/2055	5,065	5,012
CVS Health
5.050%, 03/25/2048	5,550	4,980
CVS Pass-Through Trust
8.353%, 07/10/2031 (A)	1,255	1,369
7.507%, 01/10/2032 (A)	881	939
6.036%, 12/10/2028	1,128	1,145
4.163%, 08/11/2036 (A)	1,443	1,338
Elevance Health
5.700%, 02/15/2055	4,150	4,111
2.550%, 03/15/2031	2,674	2,445
Eli Lilly
5.650%, 10/15/2065	2,268	2,347
5.550%, 10/15/2055	2,015	2,080
5.500%, 02/12/2055	1,360	1,397
5.200%, 08/14/2064	1,005	971
5.100%, 02/12/2035	7,170	7,489
5.100%, 02/09/2064	3,318	3,147
5.050%, 08/14/2054	1,915	1,836
4.950%, 02/27/2063	2,975	2,770
4.900%, 10/15/2035	3,915	4,023
4.875%, 02/27/2053	2,477	2,324
3.950%, 03/15/2049	1,185	975
EMD Finance LLC
4.625%, 10/15/2032 (A)	8,625	8,699
HCA
3.500%, 07/15/2051	3,085	2,146
Health Care Service A Mutual Legal Reserve
5.875%, 06/15/2054 (A)	2,278	2,235
3.200%, 06/01/2050 (A)	2,225	1,449
Horizon Mutual Holdings
6.200%, 11/15/2034 (A)	3,755	3,736
Johnson & Johnson
3.750%, 03/03/2047	1,400	1,152
Kaiser Foundation Hospitals
4.150%, 05/01/2047	865	732

SEI Institutional Investments Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
3.150%, 05/01/2027	$2,005	$1,987
2.810%, 06/01/2041	4,835	3,634
Memorial Health Services
3.447%, 11/01/2049	1,755	1,271
Merck
5.700%, 09/15/2055	3,795	3,932
4.900%, 05/17/2044	4,330	4,141
4.500%, 05/17/2033	2,795	2,840
3.600%, 09/15/2042	2,145	1,760
2.750%, 12/10/2051	4,355	2,771
Nationwide Children's Hospital
4.556%, 11/01/2052	1,135	999
New York and Presbyterian Hospital
4.763%, 08/01/2116	1,044	875
1.651%, 08/01/2030	2,487	2,202
Northwell Healthcare
4.260%, 11/01/2047	1,920	1,591
Novartis Capital
4.400%, 05/06/2044	30	27
OhioHealth
2.834%, 11/15/2041	4,000	2,995
PeaceHealth Obligated Group
4.855%, 11/15/2032	3,055	3,095
4.787%, 11/15/2048	2,800	2,460
4.335%, 11/15/2028	4,180	4,204
Pfizer
4.200%, 09/15/2048	3,790	3,203
3.000%, 12/15/2026	2,095	2,079
Pfizer Investment Enterprises Pte
5.300%, 05/19/2053	6,000	5,815
5.110%, 05/19/2043	7,275	7,092
Pharmacia LLC
6.600%, 12/01/2028	1,100	1,182
Quest Diagnostics
4.600%, 12/15/2027	3,585	3,629
Roche Holdings
5.593%, 11/13/2033 (A)	1,700	1,832
5.265%, 11/13/2026 (A)	6,835	6,919
5.218%, 03/08/2054 (A)	2,530	2,498
1.930%, 12/13/2028 (A)	3,231	3,056
Royalty Pharma PLC
5.900%, 09/02/2054	1,540	1,544
3.350%, 09/02/2051	720	487
Rush System for Health Obligated Group
3.922%, 11/15/2029	3,828	3,802
Solventum
5.450%, 03/13/2031	3,740	3,905
Stanford Health Care
3.310%, 08/15/2030	985	952
Sutter Health
5.164%, 08/15/2033	5,794	5,993
Takeda Pharmaceutical
2.050%, 03/31/2030	3,352	3,069

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Thermo Fisher Scientific
5.000%, 12/05/2026	$6,835	$6,904
5.000%, 01/31/2029	2,480	2,558
4.794%, 10/07/2035	8,545	8,631
UnitedHealth Group
5.950%, 06/15/2055	3,200	3,353
5.875%, 02/15/2053	8,910	9,188
5.625%, 07/15/2054	10,353	10,372
5.500%, 07/15/2044	5,350	5,392
5.500%, 04/15/2064	105	101
5.375%, 04/15/2054	2,000	1,932
5.300%, 06/15/2035	4,320	4,502
5.050%, 04/15/2053	120	111
4.950%, 01/15/2032	1,515	1,561
4.800%, 01/15/2030	2,800	2,876
4.750%, 07/15/2045	1,460	1,336
4.750%, 05/15/2052	2,620	2,315
4.500%, 04/15/2033	5,964	5,953
4.200%, 01/15/2047	1,432	1,194
3.875%, 12/15/2028	1,835	1,832
3.850%, 06/15/2028	1,275	1,273
2.300%, 05/15/2031	8,035	7,269
Wyeth LLC
6.000%, 02/15/2036	1,400	1,535
5.950%, 04/01/2037	3,960	4,322
Zoetis
5.000%, 08/17/2035	3,727	3,792

		353,406

Industrials — 6.5%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
6.450%, 04/15/2027	4,641	4,774
6.150%, 09/30/2030	1,960	2,106
6.100%, 01/15/2027	3,000	3,057
4.950%, 09/10/2034	2,120	2,120
4.625%, 09/10/2029	3,615	3,658
3.850%, 10/29/2041	485	400
3.300%, 01/30/2032	8,695	8,054
2.450%, 10/29/2026	2,645	2,605
Air Canada Pass-Through Trust, Ser 2015-1, Cl A
3.600%, 03/15/2027 (A)	2,499	2,466
Airbus
3.950%, 04/10/2047 (A)	2,800	2,346
American Airlines Pass-Through Trust, Ser 2025-1, Cl A
4.900%, 05/11/2038	5,165	5,164
BAE Systems PLC
5.800%, 10/11/2041 (A)	1,040	1,101
5.300%, 03/26/2034 (A)	4,770	4,976
3.400%, 04/15/2030 (A)	1,387	1,343
3.000%, 09/15/2050 (A)	2,780	1,900

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2025

Intermediate Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
1.900%, 02/15/2031 (A)	$2,718	$2,419
Boeing
7.008%, 05/01/2064	615	704
6.858%, 05/01/2054	1,780	2,028
6.528%, 05/01/2034	5,575	6,199
6.298%, 05/01/2029	2,940	3,127
5.805%, 05/01/2050	4,495	4,476
5.150%, 05/01/2030	8,965	9,240
3.750%, 02/01/2050	1,520	1,128
Burlington Northern Santa Fe LLC
5.500%, 03/15/2055	2,065	2,074
5.200%, 04/15/2054	305	294
4.900%, 04/01/2044	2,563	2,452
4.550%, 09/01/2044	4,820	4,364
4.450%, 01/15/2053	3,424	2,944
4.375%, 09/01/2042	340	307
4.150%, 04/01/2045	2,935	2,508
3.050%, 02/15/2051	695	470
Canadian National Railway
3.850%, 08/05/2032	2,990	2,904
Caterpillar
5.200%, 05/15/2035	7,865	8,234
3.803%, 08/15/2042	1,490	1,267
Caterpillar Financial Services MTN
3.600%, 08/12/2027	8,995	8,975
CSX
5.050%, 06/15/2035	4,129	4,236
3.350%, 09/15/2049	3,226	2,319
Deere
5.700%, 01/19/2055	1,461	1,545
3.100%, 04/15/2030	2,333	2,253
Delta Air Lines
4.950%, 07/10/2028	4,430	4,498
Delta Air Lines Pass-Through Trust, Ser 2015-1, Cl A
3.875%, 07/30/2027	886	869
Delta Air Lines Pass-Through Trust, Ser 2020-1, Cl AA
2.000%, 06/10/2028	2,243	2,154
Emerson Electric
2.200%, 12/21/2031	6,250	5,597
1.800%, 10/15/2027	1,815	1,751
General Dynamics
4.950%, 08/15/2035	2,917	2,997
4.250%, 04/01/2040	930	865
4.250%, 04/01/2050	2,465	2,137
2.850%, 06/01/2041	3,425	2,610
John Deere Capital MTN
2.800%, 07/18/2029	11,720	11,273
2.350%, 03/08/2027	9,575	9,408
Komatsu Finance America
4.196%, 09/18/2030 (A)	6,845	6,836

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Lockheed Martin
5.250%, 01/15/2033	$3,498	$3,696
4.070%, 12/15/2042	3,300	2,865
PACCAR Financial MTN
5.000%, 03/22/2034	2,650	2,758
Penske Truck Leasing LP / PTL Finance
5.250%, 07/01/2029 (A)	4,850	5,000
RELX Capital
4.750%, 03/27/2030	2,586	2,641
RTX
4.500%, 06/01/2042	2,300	2,099
Ryder System
6.300%, 12/01/2028	5,750	6,098
Siemens Financieringsmaatschappij
4.400%, 05/27/2045 (A)	415	371
1.700%, 03/11/2028 (A)	4,940	4,720
Siemens Funding BV
5.900%, 05/28/2065 (A)	1,000	1,070
5.800%, 05/28/2055 (A)	1,790	1,904
5.200%, 05/28/2035 (A)	7,515	7,832
SMBC Aviation Capital Finance DAC
5.250%, 11/26/2035 (A)	4,285	4,307
Snap-on
4.100%, 03/01/2048	126	106
3.100%, 05/01/2050	3,240	2,257
Tampa Electric
5.150%, 03/01/2035	4,425	4,521
TTX
4.600%, 02/01/2049 (A)	3,000	2,670
TTX MTN
5.500%, 09/25/2026 (A)	1,510	1,525
Uber Technologies
5.350%, 09/15/2054	1,425	1,380
4.150%, 01/15/2031	6,125	6,098
Union Pacific
4.950%, 05/15/2053	315	294
3.500%, 02/14/2053	6,200	4,508
3.375%, 02/14/2042	1,055	844
2.950%, 03/10/2052	5,586	3,657
2.375%, 05/20/2031	3,395	3,123
Union Pacific MTN
3.550%, 08/15/2039	1,180	1,019
United Airlines Pass-Through Trust
2.700%, 05/01/2032	2,038	1,876
United Airlines Pass-Through Trust, Ser 2019-1, Cl AA
4.150%, 08/25/2031	1,034	1,021
Verisk Analytics
5.250%, 03/15/2035	1,197	1,225
3.625%, 05/15/2050	2,485	1,821
Waste Management
4.950%, 07/03/2031	3,274	3,402
4.800%, 03/15/2032	2,000	2,056

SEI Institutional Investments Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.500%, 03/15/2028	$4,640	$4,705

		267,001

Information Technology — 4.0%
Accenture Capital
4.250%, 10/04/2031	3,831	3,840
Amphenol
5.300%, 11/15/2055	4,045	3,941
5.250%, 04/05/2034	4,090	4,284
4.625%, 02/15/2036	3,810	3,774
Analog Devices
2.950%, 10/01/2051	1,918	1,266
1.700%, 10/01/2028	2,400	2,261
Apple
4.650%, 02/23/2046	335	314
3.850%, 05/04/2043	65	56
3.850%, 08/04/2046	5,095	4,220
3.250%, 02/23/2026	2,965	2,960
2.850%, 08/05/2061	2,000	1,223
2.650%, 05/11/2050	3,755	2,417
2.375%, 02/08/2041	2,075	1,512
Applied Materials
4.600%, 01/15/2036	6,330	6,284
Broadcom
5.200%, 07/15/2035	7,660	7,976
5.050%, 07/12/2029	3,932	4,063
4.926%, 05/15/2037 (A)	2,500	2,513
4.900%, 07/15/2032	3,810	3,920
4.900%, 02/15/2038	12,685	12,661
4.800%, 10/15/2034	1,855	1,881
4.800%, 02/15/2036	14,080	14,113
3.500%, 02/15/2041	310	258
Cadence Design Systems
4.200%, 09/10/2027	2,690	2,701
Cisco Systems
5.900%, 02/15/2039	3,307	3,610
5.300%, 02/26/2054	2,374	2,326
Dell International LLC
5.100%, 02/15/2036	3,075	3,071
Foundry JV Holdco LLC
6.100%, 01/25/2036 (A)	3,525	3,745
5.900%, 01/25/2033 (A)	3,780	3,992
IBM International Capital Pte
5.250%, 02/05/2044	1,935	1,901
4.600%, 02/05/2027	1,805	1,818
Intel
3.734%, 12/08/2047	1,514	1,107
International Business Machines
4.150%, 05/15/2039	2,325	2,104
Intuit
5.250%, 09/15/2026	6,880	6,945
KLA
5.650%, 11/01/2034	2,000	2,165

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.950%, 07/15/2052	$1,817	$1,688
Microsoft
3.700%, 08/08/2046	4,759	3,918
3.041%, 03/17/2062	1,100	713
2.525%, 06/01/2050	1,078	682
NXP BV / NXP FUNDING LLC / NXP USA
5.000%, 01/15/2033	1,975	2,009
Oracle
5.950%, 09/26/2055	1,920	1,799
5.200%, 09/26/2035	4,305	4,218
4.800%, 09/26/2032	3,410	3,352
4.375%, 05/15/2055	680	498
4.000%, 07/15/2046	2,275	1,661
3.800%, 11/15/2037	2,190	1,822
3.600%, 04/01/2040	2,518	1,942
2.950%, 04/01/2030	5,950	5,535
Sprint Capital
8.750%, 03/15/2032	3,940	4,796
Texas Instruments
5.050%, 05/18/2063	3,558	3,272
Wipro IT Services LLC
1.500%, 06/23/2026 (A)	4,937	4,861

		163,988

Materials — 2.0%
Amrize Finance US LLC
4.700%, 04/07/2028 (A)	1,625	1,645
AptarGroup
4.750%, 03/30/2031	4,340	4,381
Barrick North America Finance LLC
5.750%, 05/01/2043	2,130	2,199
BHP Billiton Finance USA
6.420%, 03/01/2026	1,590	1,599
5.100%, 09/08/2028	7,045	7,260
5.000%, 09/30/2043	1,400	1,346
4.875%, 02/27/2026	3,545	3,550
Chevron Phillips Chemical LLC
4.750%, 05/15/2030 (A)	2,966	3,014
Ecolab
5.000%, 09/01/2035	7,840	8,050
1.650%, 02/01/2027	7,660	7,469
Glencore Funding LLC
6.141%, 04/01/2055 (A)	3,129	3,279
5.634%, 04/04/2034 (A)	5,030	5,278
5.186%, 04/01/2030 (A)	5,005	5,156
4.907%, 04/01/2028 (A)	7,170	7,301
International Flavors & Fragrances
5.000%, 09/26/2048	2,061	1,842
2.300%, 11/01/2030 (A)	5,643	5,090
Rio Tinto Finance USA
5.200%, 11/02/2040	2,285	2,307
2.750%, 11/02/2051	4,000	2,523

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2025

Intermediate Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Rio Tinto Finance USA PLC
4.875%, 03/14/2030	$2,413	$2,484
Vale Overseas
6.400%, 06/28/2054	2,385	2,459
6.000%, H15T5Y + 2.431%, 02/25/2056 (A)(B)	2,665	2,653

		80,885

Real Estate — 3.0%
AvalonBay Communities MTN
3.350%, 05/15/2027	5,480	5,436
Essential Properties
5.400%, 12/01/2035	6,415	6,444
Extra Space Storage LP
5.700%, 04/01/2028	8,720	9,014
4.950%, 01/15/2033	8,530	8,633
Federal Realty OP LP
1.250%, 02/15/2026	5,026	4,992
Kilroy Realty
2.500%, 11/15/2032	4,490	3,764
Ladder Capital Finance Holdings LLLP
7.000%, 07/15/2031 (A)	2,714	2,877
5.500%, 08/01/2030	3,070	3,139
4.750%, 06/15/2029 (A)	2,930	2,888
Piedmont Operating Partnership LP
3.150%, 08/15/2030	9,435	8,643
Prologis LP
5.250%, 05/15/2035	2,605	2,704
4.750%, 06/15/2033	2,905	2,951
Prologis Targeted US Logistics Fund LP
5.250%, 04/01/2029 (A)	4,800	4,957
5.250%, 01/15/2035 (A)	2,041	2,099
4.250%, 01/15/2031 (A)	2,445	2,434
Realty Income
3.200%, 01/15/2027	1,705	1,689
Regency Centers LP
5.250%, 01/15/2034	3,200	3,316
5.100%, 01/15/2035	450	459
5.000%, 07/15/2032	1,988	2,045
4.400%, 02/01/2047	1,520	1,318
2.950%, 09/15/2029	3,445	3,301
Sabra Health Care LP
3.900%, 10/15/2029	4,275	4,181
Scentre Group Trust 1/ Scentre Group Trust 2
3.750%, 03/23/2027 (A)	830	826
3.625%, 01/28/2026 (A)	13,406	13,387
Scentre Group Trust 2
5.125%, H15T5Y + 4.685%, 09/24/2080 (A)(B)	2,305	2,325
Simon Property Group LP
6.750%, 02/01/2040	470	546
5.850%, 03/08/2053	705	729
5.500%, 03/08/2033	8,037	8,515

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.250%, 11/30/2046	$2,139	$1,802
3.800%, 07/15/2050	1,095	836
2.650%, 02/01/2032	2,000	1,807
2.450%, 09/13/2029	4,536	4,287

		122,344

Utilities — 11.3%
AEP Texas
3.450%, 01/15/2050	2,695	1,873
AEP Transmission LLC
5.400%, 03/15/2053	1,800	1,784
Alabama Power
3.850%, 12/01/2042	600	500
3.700%, 12/01/2047	2,800	2,170
3.125%, 07/15/2051	3,187	2,154
1.450%, 09/15/2030	4,916	4,359
Ameren Illinois
5.625%, 03/01/2055	3,420	3,482
4.500%, 03/15/2049	4,560	3,955
3.850%, 09/01/2032	12,085	11,650
American Electric Power
5.625%, 03/01/2033	3,555	3,758
American Water Capital
5.700%, 09/01/2055	110	112
Arizona Public Service
5.550%, 08/01/2033	4,920	5,171
Baltimore Gas and Electric
2.250%, 06/15/2031	4,175	3,780
Basin Electric Power Cooperative
5.850%, 10/15/2055 (A)	2,665	2,668
Berkshire Hathaway Energy
6.125%, 04/01/2036	2,372	2,591
3.250%, 04/15/2028	1,720	1,693
CenterPoint Energy Houston Electric LLC
5.200%, 10/01/2028	4,215	4,353
4.950%, 08/15/2035	4,540	4,601
4.500%, 04/01/2044	2,137	1,912
3.000%, 03/01/2032	1,520	1,403
2.900%, 07/01/2050	730	483
Chile Electricity Lux MPC II SARL
5.672%, 10/20/2035 (A)	2,345	2,422
Chile Electricity Lux MPC SARL
6.010%, 01/20/2033 (A)	4,967	5,203
CMS Energy
3.000%, 05/15/2026	7,285	7,245
Commonwealth Edison
5.950%, 06/01/2055	1,720	1,826
4.700%, 01/15/2044	3,300	3,026
3.200%, 11/15/2049	1,490	1,030
Connecticut Light and Power
5.250%, 01/15/2053	3,000	2,886
Consolidated Edison of New York
5.900%, 11/15/2053	5,070	5,289

SEI Institutional Investments Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
5.750%, 11/15/2055	$3,485	$3,564
5.375%, 05/15/2034	2,445	2,555
4.625%, 12/01/2054	5,681	4,889
3.875%, 06/15/2047	3,000	2,384
Consumers Energy
4.700%, 01/15/2030	6,294	6,447
Dominion Energy
6.625%, H15T5Y + 2.207%, 05/15/2055 (B)	2,225	2,303
6.000%, H15T5Y + 2.262%, 02/15/2056 (B)	2,700	2,732
Dominion Energy South Carolina
4.600%, 06/15/2043	1,000	909
DTE Electric
5.850%, 05/15/2055	2,791	2,933
5.250%, 05/15/2035	5,400	5,592
DTE Energy
5.850%, 06/01/2034	4,255	4,556
4.875%, 06/01/2028	5,240	5,335
Duke Energy
5.000%, 08/15/2052	2,725	2,459
Duke Energy Carolinas LLC
5.400%, 01/15/2054	2,840	2,820
5.300%, 02/15/2040	2,400	2,462
3.875%, 03/15/2046	5,500	4,440
2.850%, 03/15/2032	2,575	2,366
2.550%, 04/15/2031	2,855	2,631
Duke Energy Florida LLC
5.950%, 11/15/2052	2,100	2,208
5.875%, 11/15/2033	2,910	3,158
Duke Energy Indiana LLC
6.350%, 08/15/2038	225	252
4.900%, 07/15/2043	230	216
Duke Energy Ohio
5.250%, 04/01/2033	2,985	3,119
Duke Energy Progress LLC
5.050%, 03/15/2035	3,850	3,944
4.200%, 08/15/2045	2,345	1,997
4.100%, 05/15/2042	976	845
East Ohio Gas
2.000%, 06/15/2030 (A)	2,370	2,150
Enel Finance International
4.125%, 09/30/2028 (A)	4,540	4,543
Entergy Arkansas LLC
4.200%, 04/01/2049	2,570	2,112
Entergy Louisiana LLC
5.800%, 03/15/2055	2,215	2,278
4.200%, 09/01/2048	3,215	2,648
Entergy Mississippi LLC
5.800%, 04/15/2055	3,545	3,647
2.850%, 06/01/2028	3,635	3,543
Entergy Texas
3.550%, 09/30/2049	1,890	1,377

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Exelon
5.150%, 03/15/2028	$4,570	$4,672
FirstEnergy Pennsylvania Electric
5.200%, 04/01/2028 (A)	6,135	6,272
Florida Power & Light
5.960%, 04/01/2039	145	158
5.950%, 02/01/2038	3,769	4,123
5.700%, 03/15/2055	2,745	2,852
5.690%, 03/01/2040	5,557	5,902
5.300%, 06/15/2034	2,950	3,103
4.125%, 02/01/2042	3,420	3,005
Georgia Power
5.250%, 03/15/2034	4,730	4,910
4.300%, 03/15/2043	2,145	1,886
Indiana Michigan Power
4.250%, 08/15/2048	540	442
Indianapolis Power & Light
5.700%, 04/01/2054 (A)	3,130	3,140
4.050%, 05/01/2046 (A)	65	52
Interstate Power and Light
5.600%, 06/29/2035	2,950	3,092
Kentucky Utilities
5.850%, 08/15/2055	110	113
5.450%, 04/15/2033	2,345	2,468
Louisville Gas and Electric
5.850%, 08/15/2055	110	113
Massachusetts Electric
1.729%, 11/24/2030 (A)	1,300	1,139
MidAmerican Energy
3.150%, 04/15/2050	2,700	1,869
Monongahela Power
5.850%, 02/15/2034 (A)	3,480	3,707
3.550%, 05/15/2027 (A)	10,095	10,024
National Rural Utilities Cooperative Finance
7.010%, TSFR3M + 3.172%, 04/30/2043 (B)	1,285	1,285
5.800%, 01/15/2033	2,120	2,281
4.750%, 02/07/2028	8,070	8,191
4.300%, 03/15/2049	2,558	2,187
Nevada Power
6.000%, 03/15/2054	5,250	5,466
New England Power
5.936%, 11/25/2052 (A)	1,046	1,090
NextEra Energy Capital Holdings
5.900%, 03/15/2055	2,390	2,459
Niagara Mohawk Power
4.278%, 10/01/2034 (A)	1,959	1,862
NiSource
5.350%, 04/01/2034	3,445	3,570
Northern States Power
6.250%, 06/01/2036	600	668
6.200%, 07/01/2037	2,765	3,070
4.500%, 06/01/2052	2,845	2,473

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2025

Intermediate Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
2.250%, 04/01/2031	$2,575	$2,349
NorthWestern
5.073%, 03/21/2030 (A)	4,880	5,021
NSTAR Electric
5.200%, 03/01/2035	2,957	3,034
3.250%, 05/15/2029	3,788	3,680
Oglethorpe Power
5.375%, 11/01/2040	1,595	1,594
4.500%, 04/01/2047	1,920	1,627
4.200%, 12/01/2042	160	132
Ohio Edison
4.950%, 12/15/2029 (A)	4,190	4,305
Oklahoma Gas and Electric
5.800%, 04/01/2055	3,210	3,290
Oncor Electric Delivery LLC
7.500%, 09/01/2038	115	140
5.650%, 11/15/2033	4,155	4,447
5.550%, 06/15/2054	5,830	5,777
5.350%, 10/01/2052	1,049	1,023
5.300%, 06/01/2042	1,136	1,126
3.750%, 04/01/2045	3,440	2,746
Pacific Gas and Electric
6.750%, 01/15/2053	3,600	3,907
5.900%, 06/15/2032	3,725	3,916
5.900%, 10/01/2054	1,765	1,726
4.950%, 07/01/2050	3,690	3,185
4.500%, 07/01/2040	2,120	1,863
4.200%, 06/01/2041	2,340	1,947
3.500%, 08/01/2050	275	189
PacifiCorp
6.000%, 01/15/2039	3,995	4,092
5.800%, 01/15/2055	2,226	2,118
3.300%, 03/15/2051	3,553	2,310
2.900%, 06/15/2052	5,290	3,157
PECO Energy
5.650%, 09/15/2055	2,930	2,992
2.850%, 09/15/2051	2,100	1,346
PPL Electric Utilities
4.150%, 06/15/2048	2,400	2,006
3.950%, 06/01/2047	6,509	5,350
PSEG Power LLC
5.750%, 05/15/2035 (A)	3,235	3,395
Public Service Electric and Gas MTN
4.050%, 05/01/2048	2,792	2,299
Public Service Enterprise Group
5.850%, 11/15/2027	3,392	3,505
Public Service of Colorado
5.750%, 05/15/2054	5,405	5,494
4.100%, 06/01/2032	4,355	4,288
3.200%, 03/01/2050	1,640	1,135
Public Service of New Hampshire
3.600%, 07/01/2049	2,000	1,504
2.200%, 06/15/2031	5,055	4,551

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Public Service of Oklahoma
5.200%, 01/15/2035	$1,778	$1,807
RWE Finance US LLC
5.875%, 09/18/2055 (A)	2,445	2,411
San Diego Gas & Electric
5.400%, 04/15/2035	2,175	2,268
4.950%, 08/15/2028	3,344	3,424
4.500%, 08/15/2040	2,025	1,868
Sempra
3.800%, 02/01/2038	1,145	991
Southern California Edison
6.200%, 09/15/2055	1,100	1,129
5.900%, 03/01/2055	5,520	5,437
5.750%, 04/15/2054	215	206
4.125%, 03/01/2048	1,875	1,457
4.000%, 04/01/2047	1,205	924
2.850%, 08/01/2029	2,485	2,346
Southern California Gas
5.750%, 06/01/2053	3,729	3,783
5.600%, 04/01/2054	1,130	1,130
4.300%, 01/15/2049	1,030	860
3.750%, 09/15/2042	180	146
Trans-Allegheny Interstate Line
5.000%, 01/15/2031 (A)	5,785	5,960
Union Electric
5.125%, 03/15/2055	870	818
4.000%, 04/01/2048	1,030	831
3.900%, 09/15/2042	95	79
Virginia Electric and Power
6.350%, 11/30/2037	1,660	1,849
5.600%, 09/15/2055	1,820	1,811
5.000%, 01/15/2034	5,770	5,889
2.950%, 11/15/2051	5,850	3,770
Vistra Operations LLC
5.700%, 12/30/2034 (A)	4,195	4,334
5.250%, 10/15/2035 (A)	2,255	2,249
Wisconsin Electric Power
1.700%, 06/15/2028	4,000	3,794
Wisconsin Power & Light
6.375%, 08/15/2037	50	56
3.050%, 10/15/2027	2,335	2,299
Wisconsin Public Service
4.550%, 12/01/2029	2,285	2,329
3.300%, 09/01/2049	2,475	1,757

		465,015

Total Corporate Obligations
(Cost $3,672,742) ($ Thousands)		3,632,319

SEI Institutional Investments Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
U.S. TREASURY OBLIGATIONS — 7.3%
U.S. Treasury Bonds
4.875%, 08/15/2045	$16,285	$16,794
4.750%, 08/15/2055	62,291	63,069
4.625%, 11/15/2044	4,724	4,726
4.625%, 11/15/2045	12,780	12,770
4.625%, 02/15/2055	8,677	8,604
4.625%, 11/15/2055	9,253	9,186
4.500%, 02/15/2044	98	97
U.S. Treasury Notes
4.250%, 05/15/2035	15,158	15,471
4.250%, 08/15/2035	1,095	1,116
4.000%, 11/15/2035	72,967	72,853
3.750%, 10/31/2032	2,680	2,674
3.625%, 08/31/2030	363	363
3.625%, 10/31/2030	4,070	4,074
3.500%, 10/31/2027	7,445	7,443
3.500%, 10/15/2028	26,123	26,123
3.500%, 11/15/2028	39,390	39,399
3.375%, 09/15/2028	13,881	13,838

Total U.S. Treasury Obligations
(Cost $296,288) ($ Thousands)		298,600

MUNICIPAL BONDS — 2.8%
Alabama — 0.1%
Alabama State, Economic Settlement Authority, Ser B, RB
4.263%, 09/15/2032	5,475	5,485

Arizona — 0.1%
Maricopa County Industrial Development Authority, RB
7.375%, 10/01/2029 (A)	2,465	2,592

California — 0.7%
California State University, RB
5.183%, 11/01/2053	8,690	8,435
California State University, Ser D, RB
1.490%, 11/01/2028	2,580	2,421
California State, Build America Project, GO
7.600%, 11/01/2040	585	728
7.550%, 04/01/2039	2,305	2,838
7.500%, 04/01/2034	5,125	6,034
California State, Health Facilities Financing Authority, RB
1.679%, 06/01/2028	4,975	4,728
East Bay, Municipal Utility District Water System Revenue, Build America Project, RB
5.874%, 06/01/2040	300	323
Riverside County, Pension Obligation, RB
3.818%, 02/15/2038	3,825	3,649

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
University of California Regents, Build America Project, Ser H, RB
6.548%, 05/15/2048	$120	$131

		29,287

Colorado — 0.1%
City & County of Denver's Airport System Revenue, Ser C, RB
2.037%, 11/15/2028	4,000	3,797
Colorado State, Qualified School Construction Board, COP
6.817%, 03/15/2028	1,980	2,096

		5,893

Connecticut — 0.1%
Connecticut State, Ser A, GO
4.657%, 05/15/2030	2,000	2,067
3.875%, 06/15/2028	2,555	2,565

		4,632

Georgia — 0.1%
Georgia State, Municipal Electric Authority, Build America Project, Ser 2010A, RB
6.637%, 04/01/2057	2,327	2,561

Illinois — 0.2%
Greater Chicago, Metropolitan Water Reclamation District, Build America Project, GO
5.720%, 12/01/2038	2,580	2,730
Sales Tax Securitization, Ser A, RB
4.637%, 01/01/2040	4,060	4,022

		6,752

Kansas — 0.1%
Kansas State, Development Finance Authority, Ser H, RB
4.727%, 04/15/2037	4,620	4,705

Massachusetts — 0.2%
Massachusetts Clean Water Trust, Build America Project, RB
5.192%, 08/01/2040	2,615	2,692
Massachusetts State, Build America Project, GO
4.910%, 05/01/2029	100	102
Massachusetts State, Build America Project, RB
5.731%, 06/01/2040	80	85

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2025

Intermediate Duration Credit Fund (Concluded)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Massachusetts State, Educational Financing Authority, Ser A, RB
2.925%, 07/01/2028	$2,550	$2,476
1.638%, 07/01/2026	2,125	2,097

		7,452

Michigan — 0.1%
Michigan State, Finance Authority, RB
3.084%, 12/01/2034	1,685	1,550
2.671%, 09/01/2049 (B)	4,600	4,547

		6,097

New Hampshire — 0.0%
New Hampshire Health and Education Facilities Authority Act, RB
5.040%, 11/01/2034	2,010	2,033

New York — 0.4%
City of New York, Ser D-2, GO
4.719%, 10/01/2032	3,700	3,778
City of New York, Ser H, GO
5.400%, 02/01/2034	1,730	1,828
New York & New Jersey, Port Authority, RB
4.926%, 10/01/2051	165	158
New York & New Jersey, Port Authority, Ser 181, RB
4.960%, 08/01/2046	1,315	1,263
New York City Transitional Finance Authority, Sub-Ser, RB
3.480%, 08/01/2026 (D)	2,100	2,095
New York State, Dormitory Authority, Build America Project, RB
5.289%, 03/15/2033	2,710	2,758
New York State, Empire State Development, Build America Project, RB
5.770%, 03/15/2039	6,440	6,679

		18,559

Ohio — 0.1%
American Municipal Power, Build America Project, RB
6.053%, 02/15/2043	3,065	3,212

Oregon — 0.1%
Oregon State, School Boards Association, Ser B, GO
5.550%, 06/30/2028	2,429	2,482

Pennsylvania — 0.3%
Commonwealth Financing Authority, Ser A, RB
4.014%, 06/01/2033	5,840	5,745

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Pennsylvania State, Economic Development Financing Authority, RB
2.152%, 06/15/2029	$5,465	$5,143

		10,888

Texas — 0.0%
Grand Parkway, Transportation Corp, Ser E, RB
5.184%, 10/01/2042	555	568
North Texas Tollway Authority, Build America Project, Ser B, RB
6.718%, 01/01/2049	845	955
Texas State, Build America Project, GO
5.517%, 04/01/2039	530	555

		2,078

Virginia — 0.1%
Williamsburg Economic Development Authority, RB
4.957%, 11/01/2035	2,500	2,527

Total Municipal Bonds
(Cost $120,717) ($ Thousands)		117,235

SOVEREIGN DEBT — 0.3%

Chile Government International Bond
5.330%, 01/05/2054	60	59
3.860%, 06/21/2047	375	304
Korea Development Bank
4.375%, 02/15/2028	5,150	5,213
Mexico Government International Bond
6.625%, 01/29/2038	3,730	3,923
Province of Quebec Canada MTN
6.350%, 01/30/2026	270	271
Republic of Poland Government International Bond
4.875%, 10/04/2033	3,210	3,268

Total Sovereign Debt
(Cost $12,677) ($ Thousands)		13,038

	Shares
CASH EQUIVALENT — 1.3%
SEI Daily Income Trust, Government Fund, Institutional Class
3.950%**†	52,412,774	52,413
Total Cash Equivalent
(Cost $52,413) ($ Thousands)		52,413
Total Investments in Securities — 100.0%
(Cost $4,154,837) ($ Thousands)		$4,113,605

SEI Institutional Investments Trust

A list of the open futures contracts held by the Fund at November 30, 2025, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation)(Thousands)
Long Contracts
U.S. 2-Year Treasury Note	314	Mar-2026	$65,587	$65,582	$(5)
U.S. 5-Year Treasury Note	285	Mar-2026	31,279	31,284	5
U.S. Ultra Long Treasury Bond	75	Mar-2026	9,051	9,070	19
			105,917	105,936	19
Short Contracts
Ultra 10-Year U.S. Treasury Note	(573)	Mar-2026	$(66,451)	$(66,585)	$(134)
			$39,466	$39,351	$(115)

Percentages are based on Net Assets of $4,112,594 ($ Thousands).
**	The rate reported is the 7-day effective yield as of November 30, 2025.
†	Investment in Affiliated Security (see Note 6).
(A)

Security, or a portion thereof, exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On November 30, 2025, the value of these securities amounted to $758,285 ($ Thousands), representing 18.4% of the Net Assets of the Fund.

(B)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(C)	Perpetual security with no stated maturity date.
(D)	Security is escrowed to maturity.

The following is a summary of the level of inputs used as of November 30, 2025, in valuing the Fund's investments and other financial instruments carried at value ($ Thousands):
Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Corporate Obligations	–	3,632,319	–	3,632,319
U.S. Treasury Obligations	–	298,600	–	298,600
Municipal Bonds	–	117,235	–	117,235
Sovereign Debt	–	13,038	–	13,038
Cash Equivalent	52,413	–	–	52,413
Total Investments in Securities	52,413	4,061,192	–	4,113,605

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	24	–	–	24
Unrealized Depreciation	(139)	–	–	(139)
Total Other Financial Instruments	(115)	–	–	(115)

* Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The following is a summary of the Fund’s transactions with affiliates for the period ended November 30, 2025 ($ Thousands):

Security Description	Value 5/31/2025	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 11/30/2025	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$59,986	$983,855	$(991,428)	$—	$—	$52,413	$956	$—

Amounts designated as “—” are either $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Investments Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2025

Dynamic Asset Allocation Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† — 77.0%

Communication Services — 8.3%
Alphabet Inc, Cl A	149,231	$47,781
Alphabet Inc, Cl C	119,798	38,350
AT&T Inc	183,331	4,770
Charter Communications Inc, Cl A *	2,432	487
Comcast Corp, Cl A	94,376	2,519
Electronic Arts Inc	5,806	1,173
Fox Corp	8,949	558
Live Nation Entertainment Inc *	4,036	531
Match Group Inc	5,940	198
Meta Platforms Inc, Cl A	55,642	36,053
Netflix Inc *	108,990	11,725
News Corp	2,542	75
News Corp, Cl A	9,662	248
Omnicom Group Inc	8,132	582
Paramount Skydance Corp, Cl B	8,143	130
Take-Two Interactive Software Inc *	4,471	1,100
TKO Group Holdings Inc, Cl A	1,824	354
T-Mobile US Inc	12,402	2,592
Trade Desk Inc/The, Cl A *	11,475	454
Verizon Communications Inc	108,100	4,444
Walt Disney Co/The	46,102	4,816
Warner Bros Discovery Inc *	63,465	1,523

		160,463
Consumer Discretionary — 7.9%
Airbnb Inc, Cl A *	11,066	1,295
Amazon.com Inc *	248,981	58,067
APTIV PLC *	5,690	441
AutoZone Inc *	428	1,692
Best Buy Co Inc	5,091	404
Booking Holdings Inc	831	4,084
Carnival Corp, Cl A *	27,743	715
Chipotle Mexican Grill Inc, Cl A *	34,301	1,184
Darden Restaurants Inc	3,037	545
Deckers Outdoor Corp *	3,811	335
Domino's Pizza Inc	819	344
DoorDash Inc, Cl A *	9,551	1,895
DR Horton Inc	7,164	1,139
eBay Inc	11,690	968
Expedia Group Inc	3,045	779
Ford Motor Co	100,064	1,329
Garmin Ltd	4,183	817
General Motors Co	24,559	1,806
Genuine Parts Co	3,545	462
Hasbro Inc	3,420	283
Hilton Worldwide Holdings Inc	6,066	1,729
Home Depot Inc/The	25,518	9,108
Las Vegas Sands Corp	7,880	537
Lennar Corp, Cl A	5,958	782
LKQ Corp	6,595	196
Lowe's Cos Inc	14,366	3,483
Lululemon Athletica Inc *	2,807	517

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Marriott International Inc/MD, Cl A	5,811	$1,771
McDonald's Corp	18,298	5,706
MGM Resorts International *	5,314	188
Mohawk Industries Inc *	1,203	139
NIKE Inc, Cl B	30,432	1,967
Norwegian Cruise Line Holdings Ltd *	11,600	214
NVR Inc *	75	563
O'Reilly Automotive Inc *	21,739	2,211
Pool Corp	842	205
PulteGroup Inc	5,037	641
Ralph Lauren Corp, Cl A	1,016	373
Ross Stores Inc	8,373	1,477
Royal Caribbean Cruises Ltd	6,470	1,723
Starbucks Corp	29,129	2,537
Tapestry Inc	5,344	584
Tesla Inc *	71,988	30,967
TJX Cos Inc/The	28,602	4,345
Tractor Supply Co	13,543	742
Ulta Beauty Inc *	1,157	623
Williams-Sonoma Inc	3,140	565
Wynn Resorts Ltd	2,155	277
Yum! Brands Inc	7,191	1,102

		153,856
Consumer Staples — 3.7%
Altria Group Inc	43,048	2,540
Archer-Daniels-Midland Co	12,275	746
Brown-Forman Corp, Cl B	4,220	122
Bunge Global SA	3,677	353
Campbell Soup Co	4,541	139
Church & Dwight Co Inc	6,271	534
Clorox Co/The	3,144	339
Coca-Cola Co/The	99,332	7,263
Colgate-Palmolive Co	20,847	1,676
Conagra Brands Inc	12,117	216
Constellation Brands Inc, Cl A	3,741	510
Costco Wholesale Corp	11,375	10,392
Dollar General Corp	5,617	615
Dollar Tree Inc *	4,951	549
Estee Lauder Cos Inc/The, Cl A	6,031	567
General Mills Inc	13,654	647
Hershey Co/The	3,829	720
Hormel Foods Corp	7,454	173
J M Smucker Co/The	2,709	282
Kellanova	6,862	574
Kenvue Inc	49,057	851
Keurig Dr Pepper Inc	35,109	980
Kimberly-Clark Corp	8,553	933
Kraft Heinz Co/The	21,941	560
Kroger Co/The	15,560	1,047
Lamb Weston Holdings Inc	3,322	196
McCormick & Co Inc/MD	6,446	435
Molson Coors Beverage Co, Cl B	4,339	202
Mondelez International Inc, Cl A	33,381	1,922

SEI Institutional Investments Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Monster Beverage Corp *	18,380	$1,378
PepsiCo Inc	35,104	5,221
Philip Morris International Inc	39,917	6,286
Procter & Gamble Co/The	60,076	8,901
Sysco Corp	12,147	926
Target Corp	11,715	1,062
Tyson Foods Inc, Cl A	7,278	423
Walmart Inc	112,581	12,441

		72,721
Energy — 2.2%
APA Corp	9,000	225
Baker Hughes Co, Cl A	25,233	1,267
Chesapeake Energy Corp	6,085	742
Chevron Corp	49,357	7,459
ConocoPhillips	32,010	2,839
Coterra Energy Inc, Cl A	19,426	521
Devon Energy Corp	16,201	600
Diamondback Energy Inc	4,807	734
EOG Resources Inc	13,981	1,508
EQT Corp	16,150	983
Exxon Mobil Corp	109,353	12,676
Halliburton Co	21,957	576
Kinder Morgan Inc	50,158	1,370
Marathon Petroleum Corp	7,841	1,519
Occidental Petroleum Corp	18,366	771
ONEOK Inc	16,191	1,179
Phillips 66	10,423	1,428
Schlumberger NV	38,478	1,395
Targa Resources Corp	5,504	965
Texas Pacific Land Corp	493	426
Valero Energy Corp	8,012	1,416
Williams Cos Inc/The	31,502	1,919

		42,518
Financials — 10.0%
Aflac Inc	12,413	1,369
Allstate Corp/The	6,795	1,447
American Express Co	13,918	5,084
American International Group Inc	14,284	1,088
Ameriprise Financial Inc	2,431	1,108
Aon PLC, Cl A	5,562	1,968
Apollo Global Management Inc	11,868	1,565
Arch Capital Group Ltd *	9,503	892
Arthur J Gallagher & Co	6,566	1,626
Assurant Inc	1,263	288
Bank of America Corp	174,774	9,377
Bank of New York Mellon Corp/The	18,180	2,038
Berkshire Hathaway Inc, Cl B *	47,040	24,170
BlackRock Funding Inc/DE	3,692	3,867
Blackstone Inc	18,890	2,766
Block Inc, Cl A *	14,168	946
Brown & Brown Inc	7,480	602
Capital One Financial Corp	16,393	3,591

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Cboe Global Markets Inc	2,691	$695
Charles Schwab Corp/The	43,746	4,057
Chubb Ltd	9,503	2,815
Cincinnati Financial Corp	4,006	671
Citigroup Inc	47,200	4,890
Citizens Financial Group Inc	11,107	601
CME Group Inc, Cl A	9,235	2,599
Coinbase Global Inc, Cl A *	5,834	1,592
Corpay Inc *	1,824	540
Erie Indemnity Co, Cl A	676	200
Everest Group Ltd	1,067	335
FactSet Research Systems Inc	951	264
Fidelity National Information Services Inc	13,357	878
Fifth Third Bancorp	17,189	747
Fiserv Inc *	13,900	854
Franklin Resources Inc	7,897	178
Global Payments Inc	6,244	473
Globe Life Inc	2,062	278
Goldman Sachs Group Inc/The	7,763	6,413
Hartford Financial Services Group Inc/The	7,191	985
Huntington Bancshares Inc/OH	40,158	655
Interactive Brokers Group Inc, Cl A	11,533	750
Intercontinental Exchange Inc	14,666	2,307
Invesco Ltd	10,601	259
Jack Henry & Associates Inc	1,870	326
JPMorgan Chase & Co	70,538	22,084
KeyCorp	23,977	441
KKR & Co Inc	17,576	2,150
Loews Corp	4,459	481
M&T Bank Corp	4,026	766
Marsh & McLennan Cos Inc	12,597	2,311
Mastercard Inc, Cl A	21,173	11,656
MetLife Inc	14,403	1,103
Moody's Corp	3,980	1,953
Morgan Stanley	31,108	5,278
MSCI Inc, Cl A	1,995	1,125
Nasdaq Inc	11,686	1,062
Northern Trust Corp	4,883	641
PayPal Holdings Inc	24,644	1,545
PNC Financial Services Group Inc/The	10,159	1,937
Principal Financial Group Inc	5,216	442
Progressive Corp/The	15,026	3,438
Prudential Financial Inc	9,003	975
Raymond James Financial Inc	4,534	710
Regions Financial Corp	22,975	585
Robinhood Markets Inc, Cl A *	19,834	2,548
S&P Global Inc	8,011	3,996
Synchrony Financial	9,505	735
T Rowe Price Group Inc	5,658	579
Travelers Cos Inc/The	5,807	1,701
Truist Financial Corp	33,256	1,546
US Bancorp	40,145	1,969
Visa Inc, Cl A	43,573	14,573

SEI Institutional Investments Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2025

Dynamic Asset Allocation Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
W R Berkley Corp	7,648	$594
Wells Fargo & Co	82,153	7,053
Willis Towers Watson PLC	2,493	800

		194,931
Health Care — 7.5%
Abbott Laboratories	44,630	5,753
AbbVie Inc	45,310	10,317
Agilent Technologies Inc	7,323	1,124
Align Technology Inc *	1,709	252
Amgen Inc	13,803	4,768
Baxter International Inc	13,734	257
Becton Dickinson & Co	7,338	1,424
Biogen Inc *	3,782	689
Bio-Techne Corp	3,644	235
Boston Scientific Corp *	37,987	3,859
Bristol-Myers Squibb Co	52,160	2,566
Cardinal Health Inc	6,157	1,307
Cencora Inc	5,001	1,845
Centene Corp *	12,003	472
Charles River Laboratories International Inc *	1,192	212
Cigna Group/The	6,885	1,909
Cooper Cos Inc/The *	5,238	408
CVS Health Corp	32,503	2,612
Danaher Corp	16,336	3,705
DaVita Inc *	994	119
Dexcom Inc *	10,059	639
Edwards Lifesciences Corp *	15,027	1,302
Elevance Health Inc	5,809	1,965
Eli Lilly & Co	20,394	21,933
GE HealthCare Technologies Inc	11,673	934
Gilead Sciences Inc	31,810	4,003
HCA Healthcare Inc	4,196	2,133
Henry Schein Inc *	2,637	197
Hologic Inc *	5,629	422
Humana Inc	3,073	755
IDEXX Laboratories Inc *	2,063	1,553
Incyte Corp *	4,043	422
Insulet Corp *	1,797	588
Intuitive Surgical Inc *	9,192	5,271
IQVIA Holdings Inc *	4,382	1,008
Johnson & Johnson	61,773	12,782
Labcorp Holdings Inc	2,130	573
McKesson Corp	3,188	2,809
Medtronic PLC	32,841	3,459
Merck & Co Inc	64,050	6,714
Mettler-Toledo International Inc *	531	784
Moderna Inc *	8,887	231
Molina Healthcare Inc *	1,364	202
Pfizer Inc	145,751	3,752
Quest Diagnostics Inc	2,853	540
Regeneron Pharmaceuticals Inc	2,628	2,050
ResMed Inc	3,745	958

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Revvity Inc	2,931	$306
Solventum Corp *	3,783	323
STERIS PLC	2,476	659
Stryker Corp	8,819	3,274
Thermo Fisher Scientific Inc	9,683	5,721
UnitedHealth Group Inc	23,227	7,660
Universal Health Services Inc, Cl B	1,421	346
Vertex Pharmaceuticals Inc *	6,571	2,849
Viatris Inc	28,909	309
Waters Corp *	1,532	618
West Pharmaceutical Services Inc	1,834	509
Zimmer Biomet Holdings Inc	5,136	501
Zoetis Inc, Cl A	11,432	1,465

		146,352
Industrials — 6.2%
3M Co	13,647	2,348
A O Smith Corp	2,764	182
Allegion PLC	2,172	361
AMETEK Inc	5,955	1,178
Automatic Data Processing Inc	10,380	2,650
Axon Enterprise Inc *	2,021	1,092
Boeing Co/The *	19,385	3,664
Broadridge Financial Solutions Inc	3,017	688
Builders FirstSource Inc *	2,841	319
Carrier Global Corp	20,686	1,135
Caterpillar Inc	12,014	6,917
CH Robinson Worldwide Inc	3,039	483
Cintas Corp	8,835	1,643
Copart Inc *	22,932	894
CSX Corp	48,089	1,700
Cummins Inc	3,529	1,757
Dayforce Inc *	3,986	275
Deere & Co	6,456	2,999
Delta Air Lines Inc	16,720	1,072
Dover Corp	3,515	651
Eaton Corp PLC	9,980	3,452
EMCOR Group Inc	1,147	705
Emerson Electric Co	14,519	1,937
Equifax Inc	3,162	671
Expeditors International of Washington Inc	3,461	508
Fastenal Co	29,371	1,187
FedEx Corp	5,597	1,543
Fortive Corp	8,623	461
GE Vernova Inc	6,979	4,186
Generac Holdings Inc *	1,406	213
General Dynamics Corp	6,469	2,210
General Electric Co	27,197	8,117
Honeywell International Inc	16,274	3,128
Howmet Aerospace Inc	10,328	2,113
Hubbell Inc, Cl B	1,357	585
Huntington Ingalls Industries Inc	1,008	316
IDEX Corp	1,935	337
Illinois Tool Works Inc	6,842	1,706

SEI Institutional Investments Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Ingersoll Rand Inc	9,271	$745
Jacobs Solutions Inc	3,052	411
JB Hunt Transport Services Inc	1,892	329
Johnson Controls International PLC	16,764	1,950
L3Harris Technologies Inc	4,790	1,335
Leidos Holdings Inc	3,296	630
Lennox International Inc	814	406
Lockheed Martin Corp	5,264	2,410
Masco Corp	5,172	335
Nordson Corp	1,380	328
Norfolk Southern Corp	5,787	1,690
Northrop Grumman Corp	3,472	1,987
Old Dominion Freight Line Inc	4,764	645
Otis Worldwide Corp	10,036	892
PACCAR Inc	13,441	1,417
Parker-Hannifin Corp	3,275	2,822
Paychex Inc	8,358	933
Paycom Software Inc	1,301	210
Pentair PLC	4,218	444
Quanta Services Inc	3,816	1,774
Republic Services Inc, Cl A	5,232	1,136
Rockwell Automation Inc	2,899	1,148
Rollins Inc	7,381	454
RTX Corp	34,325	6,004
Snap-on Inc	1,321	449
Southwest Airlines Co	13,767	479
Stanley Black & Decker Inc	3,863	276
Textron Inc	4,555	379
Trane Technologies PLC	5,702	2,403
TransDigm Group Inc	1,454	1,978
Uber Technologies Inc *	53,472	4,681
Union Pacific Corp	15,202	3,524
United Airlines Holdings Inc *	8,274	844
United Parcel Service Inc, Cl B	18,852	1,806
United Rentals Inc	1,659	1,352
Veralto Corp	6,291	637
Verisk Analytics Inc, Cl A	3,600	810
Waste Management Inc	9,561	2,083
Westinghouse Air Brake Technologies Corp	4,372	912
WW Grainger Inc	1,135	1,077
Xylem Inc/NY	6,274	883

		120,391
Information Technology — 26.6%
Accenture PLC, Cl A	15,968	3,992
Adobe Inc *	10,874	3,481
Advanced Micro Devices Inc *	41,623	9,054
Akamai Technologies Inc *	3,584	321
Amphenol Corp, Cl A	31,303	4,411
Analog Devices Inc	12,719	3,375
Apple Inc	380,734	106,168
Applied Materials Inc	20,576	5,190
AppLovin Corp, Cl A *	6,941	4,161
Arista Networks Inc *	26,420	3,452

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Autodesk Inc *	5,480	$1,662
Broadcom Inc	120,664	48,623
Cadence Design Systems Inc *	6,982	2,177
CDW Corp/DE	3,402	491
Cisco Systems Inc	101,556	7,814
Cognizant Technology Solutions Corp, Cl A	12,489	970
Corning Inc	20,109	1,693
Crowdstrike Holdings Inc, Cl A *	6,389	3,253
Datadog Inc, Cl A *	8,273	1,324
Dell Technologies Inc, Cl C	7,819	1,043
EPAM Systems Inc *	1,412	264
F5 Inc *	1,457	348
Fair Isaac Corp *	609	1,100
First Solar Inc *	2,762	754
Fortinet Inc *	16,798	1,363
Gartner Inc *	1,949	454
Gen Digital Inc	14,629	386
GoDaddy Inc, Cl A *	3,628	464
Hewlett Packard Enterprise Co	33,807	739
HP Inc	24,195	591
Intel Corp *	112,217	4,551
International Business Machines Corp	23,890	7,372
Intuit Inc	7,152	4,535
Jabil Inc	2,715	572
Keysight Technologies Inc *	4,404	872
KLA Corp	3,383	3,977
Lam Research Corp	32,452	5,062
Microchip Technology Inc	13,791	739
Micron Technology Inc	28,700	6,787
Microsoft Corp	190,699	93,826
Monolithic Power Systems Inc	1,238	1,149
Motorola Solutions Inc	4,298	1,589
NetApp Inc	5,153	575
NVIDIA Corp	625,991	110,800
NXP Semiconductors NV	6,454	1,258
ON Semiconductor Corp *	10,715	538
Oracle Corp	42,505	8,584
Palantir Technologies Inc, Cl A *	58,333	9,826
Palo Alto Networks Inc *	17,123	3,256
PTC Inc *	3,098	543
Qnity Electronics Inc	5,396	437
QUALCOMM Inc	27,653	4,648
Roper Technologies Inc	2,754	1,229
Salesforce Inc	24,515	5,652
SanDisk Corp *	3,540	790
Seagate Technology Holdings PLC	5,485	1,518
ServiceNow Inc *	5,333	4,333
Skyworks Solutions Inc	3,866	255
Super Micro Computer Inc *	12,913	437
Synopsys Inc *	4,774	1,996
TE Connectivity PLC	7,622	1,724
Teledyne Technologies Inc *	1,202	600
Teradyne Inc	4,085	743

SEI Institutional Investments Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2025

Dynamic Asset Allocation Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Texas Instruments Inc	23,306	$3,922
Trimble Inc *	6,078	495
Tyler Technologies Inc *	1,105	519
VeriSign Inc	2,182	550
Western Digital Corp	8,946	1,461
Workday Inc, Cl A *	5,529	1,192
Zebra Technologies Corp, Cl A *	1,288	325

		518,355
Materials — 1.3%
Air Products and Chemicals Inc	5,698	1,488
Albemarle Corp	2,916	379
Amcor PLC	59,522	507
Avery Dennison Corp	2,005	346
Ball Corp	7,075	350
CF Industries Holdings Inc	4,234	333
Corteva Inc	17,377	1,172
Dow Inc	17,977	429
DuPont de Nemours Inc	10,792	429
Ecolab Inc	6,564	1,806
Freeport-McMoRan Inc, Cl B	36,763	1,580
International Flavors & Fragrances Inc	6,655	462
International Paper Co	13,592	537
Linde PLC	12,023	4,933
LyondellBasell Industries NV, Cl A	6,610	324
Martin Marietta Materials Inc	1,557	970
Mosaic Co/The	7,822	192
Newmont Corp	28,149	2,554
Nucor Corp	5,868	936
Packaging Corp of America	2,278	465
PPG Industries Inc	5,759	576
Sherwin-Williams Co/The	5,940	2,042
Smurfit WestRock PLC	13,677	488
Solstice Advanced Materials Inc *	4,149	198
Steel Dynamics Inc	3,563	598
Vulcan Materials Co	3,415	1,015

		25,109
Real Estate — 1.5%
Alexandria Real Estate Equities Inc ‡	3,863	207
American Tower Corp, Cl A ‡	11,997	2,175
AvalonBay Communities Inc ‡	3,663	666
BXP Inc ‡	3,781	274
Camden Property Trust ‡	2,744	292
CBRE Group Inc, Cl A *	7,557	1,223
CoStar Group Inc *	10,825	745
Crown Castle Inc ‡	11,260	1,028
Digital Realty Trust Inc ‡	8,268	1,324
Equinix Inc ‡	2,507	1,888
Equity Residential ‡	8,867	547
Essex Property Trust Inc ‡	1,657	437
Extra Space Storage Inc ‡	5,469	728
Federal Realty Investment Trust ‡	2,011	198
Healthpeak Properties Inc ‡	17,856	326

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Host Hotels & Resorts Inc ‡	16,791	$296
Invitation Homes Inc ‡	14,508	409
Iron Mountain Inc ‡	7,610	657
Kimco Realty Corp ‡	17,412	360
Mid-America Apartment Communities Inc ‡	3,082	419
Prologis Inc ‡	23,787	3,057
Public Storage ‡	4,071	1,118
Realty Income Corp ‡	23,579	1,358
Regency Centers Corp ‡	4,197	299
SBA Communications Corp, Cl A ‡	2,764	537
Simon Property Group Inc ‡	8,420	1,569
UDR Inc ‡	7,651	279
Ventas Inc ‡	11,623	937
VICI Properties Inc, Cl A ‡	27,509	793
Welltower Inc ‡	17,144	3,570
Weyerhaeuser Co ‡	18,783	417

		28,133
Utilities — 1.8%
AES Corp/The	17,607	248
Alliant Energy Corp	6,549	455
Ameren Corp	6,967	741
American Electric Power Co Inc	13,696	1,695
American Water Works Co Inc	5,025	654
Atmos Energy Corp	4,136	730
CenterPoint Energy Inc	16,536	661
CMS Energy Corp	7,638	576
Consolidated Edison Inc	9,223	926
Constellation Energy Corp	8,007	2,917
Dominion Energy Inc	21,847	1,371
DTE Energy Co	5,349	733
Duke Energy Corp	19,927	2,470
Edison International	9,822	578
Entergy Corp	11,510	1,122
Evergy Inc	6,025	468
Eversource Energy	9,485	637
Exelon Corp	26,078	1,229
FirstEnergy Corp	13,246	632
NextEra Energy Inc	52,798	4,556
NiSource Inc	12,121	535
NRG Energy Inc	5,028	852
PG&E Corp	56,649	913
Pinnacle West Capital Corp	2,970	270
PPL Corp	18,991	701
Public Service Enterprise Group Inc	12,867	1,075
Sempra	16,829	1,594
Southern Co/The	28,190	2,569
Vistra Corp	8,215	1,469
WEC Energy Group Inc	8,297	930

SEI Institutional Investments Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Xcel Energy Inc	15,251	$1,252

		35,559
Total Common Stock
(Cost $427,852) ($ Thousands)		1,498,388
	Face Amount (Thousands)
U.S. TREASURY OBLIGATION — 5.4%
U.S. Treasury Bill
3.852%, 12/04/2025 (A)^	$105,000	104,966

Total U.S. Treasury Obligation
(Cost $104,967) ($ Thousands)		104,966

Description	Shares	Market Value ($ Thousands)
CASH EQUIVALENT — 1.3%
SEI Daily Income Trust, Government Fund, Institutional Class
3.950%**†	24,895,169	$24,895
Total Cash Equivalent
(Cost $24,895) ($ Thousands)		24,895

PURCHASED SWAPTIONS — 0.2%
Total Purchased Swaptions^
(Cost $7,144) ($ Thousands)		4,892

Total Investments in Securities — 83.9%
(Cost $564,858) ($ Thousands)		$1,633,141

WRITTEN SWAPTIONS — (0.0)%
Total Written Swaptions^
(Premiums Received $2,136) ($ Thousands)		$(472)

A list of open over the counter swaptions contracts for the Fund at November 30, 2025, is as follows:
Description	Counterparty	Number of Contracts/ Notional Amount	Exercise Price	Expiration Date	Value (Thousands)
PURCHASED SWAPTIONS — 0.0%
Put Swaptions
Swaption Payer Floating EUR-EURIBOR^	Goldman Sachs	$121,680,000	$3.04	03/22/2036	$454

Call Swaptions
Swaption Payer Floating 1-Year USD SOFR^	Goldman Sachs	$1,615,000,000	0.75	05/22/2027	$3,153
Swaption Payer Floating 1-Year USD SOFR^	Goldman Sachs	1,575,843,810	0.37	08/22/2026	1,285
		3,190,843,810			4,438
Total Purchased Swaptions		$3,312,523,810			$4,892
WRITTEN SWAPTIONS — 0.0%
Put Swaptions
Swaption Payer Floating EUR-EURIBOR^	Goldman Sachs	$(1,078,480,000)	2.43	03/20/2027	$(19)
Call Swaptions
Swaption Payer Floating 1-Year USD SOFR^	Goldman Sachs	(1,615,000,000)	1.50	05/22/2027	(453)
Total Written Swaptions		$(2,693,480,000)			$(472)

A list of the open futures contracts held by the Fund at November 30, 2025, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation(Thousands)
Long Contracts
S&P 500 Index E-MINI^	1,294	Dec-2025	$431,351	$443,810	$12,459
			$431,351	$443,810	$12,459

A list of OTC swap agreements held by the Fund at November 30, 2025, is as follows:

Total Return Swaps
Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
JPMorgan Chase	TRSJMFX121E Index	Negative Index Return	Positive Index Return	Monthly	11/17/2026	USD	264,050	$208	$–	$208
JPMorgan Chase	TRSJMFX121E Index	Negative Index Return	Positive Index Return	Monthly	11/17/2026	USD	105,620	(285)	–	(285)

SEI Institutional Investments Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2025

Dynamic Asset Allocation Fund (Concluded)

Total Return Swaps (continued)
Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
								$(77)	$–	$(77)

A list of the open centrally cleared swap agreements held by the Fund at November 30, 2025, is as follows:

Interest Rate Swaps
Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
SOFR	4.35%	Annually	11/02/2031	USD	837,500	$38,547	$–	$38,547
2.477%^	CPI	Annually	06/06/2030	USD	1,158,857	8,988	–	8,988
CPI^	2.506%	Annually	06/06/2030	USD	1,158,857	(11,487)	–	(11,487)
0.28096%	1D JPOIS	Annually	05/15/2026	JPY	264,893,382	2,987	–	2,987
0.29283%	THOR	Annually	05/15/2026	JPY	209,944,853	2,294	–	2,294
SOFR	3.41%	Annually	12/11/2028	USD	1,023,842	5,622	–	5,622
3.432%	SOFR	Annually	12/11/2056	USD	107,637	9,907	–	9,907
4.161%	SOFR	Annually	11/02/2056	USD	214,675	(6,919)	–	(6,919)
						$49,939	$–	$49,939

Percentages are based on Net Assets of $1,945,692 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of November 30, 2025.
‡	Real Estate Investment Trust.
(A)	Interest rate represents the security's effective yield at the time of purchase.
†	Investment in Affiliated Security (see Note 6).
††	Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.
^	Security, or a portion thereof, is held by DAA Commodity Strategy Subsidiary, Ltd. as of November 30, 2025.

The following is a summary of the level of inputs used as of November 30, 2025, in valuing the Fund's investments and other financial instruments carried at value ($ Thousands):
Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Common Stock	1,498,388	–	–	1,498,388
U.S. Treasury Obligation	–	104,966	–	104,966
Cash Equivalent	24,895	–	–	24,895
Purchased Swaptions	4,892	–	–	4,892
Total Investments in Securities	1,528,175	104,966	–	1,633,141

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Written Swaptions	(472)	–	–	(472)
Futures Contracts*
Unrealized Appreciation	12,459	–	–	12,459
OTC Swaps
Total Return Swaps*
Unrealized Appreciation	–	208	–	208
Unrealized Depreciation	–	(285)	–	(285)
Centrally Cleared Swaps
Interest Rate Swaps*
Unrealized Appreciation	–	68,345	–	68,345
Unrealized Depreciation	–	(18,406)	–	(18,406)
Total Other Financial Instruments	11,987	49,862	–	61,849

*	Futures contracts and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

The following is a summary of the Fund’s transactions with affiliates for the period ended November 30, 2025 ($ Thousands):

Security Description	Value 5/31/2025	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 11/30/2025	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$19,607	$117,746	$(112,458)	$—	$—	$24,895	$454	$—

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Investments Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2025

Multi-Asset Real Return Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
U.S. TREASURY OBLIGATIONS — 54.3%
U.S. Treasury Bills ^
11.165%, 02/19/2026 (A)	$520	$516
3.929%, 12/30/2025 (A)	14,135	14,091
3.925%, 12/04/2025 (A)	120	120
3.903%, 12/26/2025 (A)	17,605	17,557
3.896%, 12/09/2025 (A)	1,100	1,099
3.866%, 01/06/2026 (A)	9,945	9,907
3.865%, 01/13/2026 (A)	1,620	1,613
3.863%, 12/23/2025 (A)	10,435	10,410
3.853%, 01/20/2026 (A)	21,490	21,376
U.S. Treasury Inflation-Protected Securities
1.625%, 10/15/2027	6,887	6,957
1.625%, 04/15/2030	27,704	28,034
1.250%, 04/15/2028	4,587	4,582
0.750%, 07/15/2028	22,236	22,040
0.375%, 07/15/2027	70,948	70,199
0.250%, 07/15/2029	120,681	116,749
0.125%, 01/15/2030	9,576	9,128
0.125%, 07/15/2030	32,478	30,849
U.S. Treasury Notes ^
4.875%, 05/31/2026	800	804
4.500%, 04/15/2027	600	607
4.375%, 08/15/2026	1,200	1,205
4.375%, 07/15/2027	800	810
4.250%, 12/31/2026	1,500	1,510
4.250%, 01/15/2028	700	711
4.250%, 02/15/2028	1,400	1,422
4.005%, USBMMY3M + 0.245%, 01/31/2026 (B)	8,300	8,301
4.000%, 02/15/2026	700	700
3.965%, USBMMY3M + 0.205%, 10/31/2026 (B)	7,600	7,602
3.950%, USBMMY3M + 0.190%, 10/31/2027 (B)	4,700	4,700
3.942%, USBMMY3M + 0.182%, 07/31/2026 (B)	3,000	3,000
3.920%, USBMMY3M + 0.160%, 04/30/2027 (B)	3,500	3,499
3.919%, USBMMY3M + 0.159%, 07/31/2027 (B)	8,100	8,098
3.910%, USBMMY3M + 0.150%, 04/30/2026 (B)	8,500	8,500
3.875%, 05/31/2027	800	804
3.858%, USBMMY3M + 0.098%, 01/31/2027 (B)	2,900	2,898
3.750%, 08/31/2026	400	400
3.750%, 05/15/2028	700	704
3.500%, 10/31/2027	1,500	1,500
3.375%, 09/15/2027	800	798

Total U.S. Treasury Obligations
(Cost $420,400) ($ Thousands)		423,800

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 28.9%

Communication Services — 1.5%
Alphabet Inc, Cl A	5,643	$1,807
Alphabet Inc, Cl C	4,595	1,471
AST SpaceMobile Inc, Cl A *	2,549	143
AT&T Inc (C)	92,781	2,414
Cogent Communications Holdings Inc	409	8
Frontier Communications Parent Inc *	3,058	116
GCI Liberty - Escrow *	1,350	—
GCI Liberty Inc, Cl C *	1,145	38
Globalstar Inc *	943	57
IDT Corp, Cl B	791	39
Iridium Communications Inc	847	14
Liberty Global Ltd, Cl A *	1,779	20
Liberty Global Ltd, Cl C *	1,845	21
Liberty Latin America Ltd, Cl C *	3,003	26
Lumen Technologies Inc *	12,326	100
Match Group Inc	39	1
Meta Platforms Inc, Cl A	2,188	1,418
Millicom International Cellular SA	1,601	85
Pinterest Inc, Cl A *	440	12
Reddit Inc, Cl A *	62	14
Telephone and Data Systems Inc	1,012	41
T-Mobile US Inc	6,083	1,272
Uniti Group Inc *	2,997	19
Verizon Communications Inc	54,973	2,260

		11,396
Consumer Staples — 7.2%
Albertsons Cos Inc, Cl A	8,198	150
Altria Group Inc (C)	31,214	1,842
Andersons Inc/The	1,378	71
Archer-Daniels-Midland Co	8,862	538
BellRing Brands Inc *	2,060	64
BJ's Wholesale Club Holdings Inc *	2,553	228
Boston Beer Co Inc/The, Cl A *	114	22
Brown-Forman Corp, Cl A	1,163	33
Brown-Forman Corp, Cl B	3,236	94
Bunge Global SA	2,663	256
Cal-Maine Foods Inc	723	60
Campbell Soup Co	3,311	101
Casey's General Stores Inc	671	383
Celsius Holdings Inc *	3,330	136
Central Garden & Pet Co, Cl A *	2,082	64
Chefs' Warehouse Inc/The *	1,085	67
Church & Dwight Co Inc	4,526	385
Clorox Co/The	2,166	234
Coca-Cola Co/The (C)	71,900	5,257
Coca-Cola Consolidated Inc	960	156
Colgate-Palmolive Co	14,777	1,188
Conagra Brands Inc	8,057	144
Constellation Brands Inc, Cl A	2,883	393
Costco Wholesale Corp (C)	8,296	7,579
Coty Inc, Cl A *	5,345	18

SEI Institutional Investments Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2025

Multi-Asset Real Return Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Darling Ingredients Inc *	2,874	$105
Dole PLC	1,997	29
Dollar General Corp	4,048	443
Dollar Tree Inc *	3,648	404
Edgewell Personal Care Co	606	11
elf Beauty Inc *	1,344	102
Energizer Holdings Inc	1,064	19
Estee Lauder Cos Inc/The, Cl A	4,282	403
Flowers Foods Inc	3,606	39
Fresh Del Monte Produce Inc	405	15
Freshpet Inc *	855	49
General Mills Inc	9,999	473
Grocery Outlet Holding Corp *	2,231	25
Herbalife Ltd *	2,495	32
Hershey Co/The	2,767	520
Hormel Foods Corp	5,163	120
Ingles Markets Inc, Cl A	394	30
Ingredion Inc	1,220	131
Inter Parfums Inc	259	21
J & J Snack Foods Corp	343	32
J M Smucker Co/The	2,001	209
Kellanova	5,059	423
Kenvue Inc	34,608	600
Keurig Dr Pepper Inc	25,320	706
Kimberly-Clark Corp	6,242	681
Kraft Heinz Co/The	15,554	397
Kroger Co/The	11,434	769
Lamb Weston Holdings Inc	2,308	136
Lancaster Colony Corp	385	64
Maplebear Inc *	3,452	145
McCormick & Co Inc/MD	4,503	304
MGP Ingredients Inc	315	7
Molson Coors Beverage Co, Cl B	3,011	140
Mondelez International Inc, Cl A	24,309	1,400
Monster Beverage Corp *	12,901	967
National Beverage Corp *	330	11
Nu Skin Enterprises Inc, Cl A	1,445	14
Oil-Dri Corp of America	589	32
PepsiCo Inc (C)	25,680	3,820
Performance Food Group Co *	2,707	263
Philip Morris International Inc (C)	29,115	4,585
Pilgrim's Pride Corp	633	24
Post Holdings Inc *	963	100
PriceSmart Inc	546	67
Primo Water Corp	4,427	70
Procter & Gamble Co/The (C)	43,308	6,417
Reynolds Consumer Products Inc	542	14
Seaboard Corp	8	37
Simply Good Foods Co/The *	1,236	24
Smithfield Foods Inc	1,472	32
Spectrum Brands Holdings Inc	552	33
Sprouts Farmers Market Inc *	1,712	144
Sysco Corp	9,010	687

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Target Corp	8,443	$765
Tootsie Roll Industries Inc	931	36
TreeHouse Foods Inc *	1,204	29
Turning Point Brands Inc	398	40
Tyson Foods Inc, Cl A (C)	5,515	320
United Natural Foods Inc *	1,389	52
Universal Corp/VA	299	16
US Foods Holding Corp *	4,249	334
Utz Brands Inc	999	10
Vita Coco Co Inc/The *	1,788	96
Vital Farms Inc *	691	23
Walmart Inc (C)	81,342	8,989
WD-40 Co	260	51
Weis Markets Inc	493	32

		56,581
Energy — 8.5%
Antero Midstream Corp	11,660	210
Antero Resources Corp *	10,188	371
APA Corp	12,203	305
Archrock Inc	5,592	137
Ardmore Shipping Corp	1,704	21
Atlas Energy Solutions Inc, Cl A	1,722	15
Baker Hughes Co, Cl A	34,466	1,730
Borr Drilling Ltd	4,362	14
Bristow Group Inc *	716	27
Cactus Inc, Cl A	2,247	96
California Resources Corp	2,118	101
Calumet Inc *	2,013	39
Centrus Energy Corp, Cl A *	582	151
Cheniere Energy Inc	7,516	1,567
Chesapeake Energy Corp	7,451	909
Chevron Corp (C)	64,174	9,699
Chord Energy Corp	1,929	181
Civitas Resources Inc	2,814	83
Clean Energy Fuels Corp *	7,126	16
CNX Resources Corp *	4,202	163
Comstock Resources Inc *	2,176	58
ConocoPhillips (C)	43,164	3,828
CONSOL Energy Inc *	1,841	147
Core Laboratories Inc	1,242	19
Coterra Energy Inc, Cl A	26,182	703
Crescent Energy Co, Cl A	6,037	57
CVR Energy Inc *	819	28
Delek US Holdings Inc	2,371	92
Devon Energy Corp	20,620	764
DHT Holdings Inc	5,061	66
Diamondback Energy Inc	6,613	1,009
Diversified Energy	2,952	44
Dorian LPG Ltd	858	21
DT Midstream Inc	3,560	432
Encore Energy Corp *	8,840	24
Energy Fuels Inc/Canada *	8,140	117
EOG Resources Inc	18,471	1,992

SEI Institutional Investments Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
EQT Corp	21,111	$1,285
Excelerate Energy Inc, Cl A	1,497	42
Expro Group Holdings NV *	3,671	51
Exxon Mobil Corp (C)	142,378	16,504
FLEX LNG Ltd	871	22
Gevo Inc *	13,945	30
Golar LNG Ltd	3,673	136
Green Plains Inc *	2,152	22
Gulfport Energy Corp *	614	137
Halliburton Co	30,272	794
Helix Energy Solutions Group Inc *	6,039	40
Helmerich & Payne Inc	2,670	75
HF Sinclair Corp	5,270	279
Innovex International Inc *	1,494	33
International Seaways Inc	1,220	65
Kinder Morgan Inc	66,782	1,824
Kinetik Holdings Inc, Cl A	1,772	61
Kodiak Gas Services Inc	2,542	89
Kosmos Energy Ltd *	14,422	16
Liberty Energy Inc, Cl A	7,042	125
Lightbridge Corp *	1,216	20
Magnolia Oil & Gas Corp, Cl A	6,807	158
Marathon Petroleum Corp (C)	10,603	2,054
Matador Resources Co	3,700	157
Murphy Oil Corp	4,078	131
Nabors Industries Ltd *	440	22
National Energy Services Reunited Corp *	3,500	49
Navigator Holdings Ltd	557	10
New Fortress Energy Inc, Cl A *	2,545	3
NextDecade Corp *	4,583	28
Noble Corp PLC	3,852	118
Nordic American Tankers Ltd	8,650	32
Northern Oil & Gas Inc	5,399	121
NOV Inc	15,506	238
Occidental Petroleum Corp	24,254	1,019
Oceaneering International Inc *	4,296	105
ONEOK Inc	21,489	1,565
Ovintiv Inc	8,591	352
Par Pacific Holdings Inc *	1,423	65
Patterson-UTI Energy Inc	12,188	71
PBF Energy Inc, Cl A	2,798	96
Peabody Energy Corp	3,956	108
Permian Resources Corp, Cl A	21,659	314
Phillips 66	14,115	1,933
ProPetro Holding Corp *	2,710	26
Range Resources Corp	7,978	315
REX American Resources Corp *	880	29
Riley Exploration Permian Inc	1,812	50
RPC Inc	4,932	26
Sable Offshore Corp *	2,512	11
Schlumberger NV	52,492	1,902
Scorpio Tankers Inc	1,737	100
Seadrill Ltd *	2,025	62

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Select Water Solutions Inc, Cl A	3,203	$32
SFL Corp Ltd, Cl B	4,416	36
SM Energy Co	4,610	88
Solaris Energy Infrastructure Inc, Cl A	1,258	60
Talos Energy Inc *	3,994	46
Targa Resources Corp	7,246	1,270
TechnipFMC PLC	13,859	627
Teekay Corp	3,392	33
Teekay Tankers Ltd, Cl A	1,056	61
TETRA Technologies Inc *	5,651	44
Texas Pacific Land Corp	667	576
Tidewater Inc *	1,474	80
Transocean Ltd *	25,260	111
Uranium Energy Corp *	15,649	192
VAALCO Energy Inc	5,541	20
Valaris Ltd *	2,293	129
Valero Energy Corp (C)	10,701	1,892
Viper Energy Inc, Cl A	5,966	218
Vital Energy Inc *	403	7
Vitesse Energy Inc	1,178	25
Weatherford International PLC	2,516	188
Williams Cos Inc/The	41,382	2,521
World Kinect Corp	1,633	38

		66,450
Health Care — 6.1%
10X Genomics Inc, Cl A *	1,298	24
Abbott Laboratories	12,200	1,573
AbbVie Inc	12,954	2,950
Acadia Healthcare Co Inc *	1,632	28
ACADIA Pharmaceuticals Inc *	395	10
Adaptive Biotechnologies Corp *	2,070	41
Addus HomeCare Corp *	242	29
ADMA Biologics Inc *	2,255	43
Agilent Technologies Inc	2,003	307
Agios Pharmaceuticals Inc *	229	7
Akero Therapeutics Inc *	628	34
Align Technology Inc *	593	87
Alignment Healthcare Inc *	256	5
Alkermes PLC *	1,129	33
Alnylam Pharmaceuticals Inc *	851	384
Amgen Inc	3,786	1,308
Amicus Therapeutics Inc *	2,796	28
AMN Healthcare Services Inc *	384	6
Amphastar Pharmaceuticals Inc *	518	14
Apellis Pharmaceuticals Inc *	992	21
Arcellx Inc *	576	42
Arcutis Biotherapeutics Inc *	1,321	40
Arrowhead Pharmaceuticals Inc *	1,007	53
Avantor Inc *	4,642	54
Avidity Biosciences Inc *	998	72
Axsome Therapeutics Inc *	335	51
Azenta Inc *	455	16
Baxter International Inc	4,147	78

SEI Institutional Investments Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2025

Multi-Asset Real Return Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Beam Therapeutics Inc *	1,796	$46
Becton Dickinson & Co	2,023	393
BioCryst Pharmaceuticals Inc *	2,934	21
Biogen Inc *	912	166
BioMarin Pharmaceutical Inc *	1,238	69
Bio-Rad Laboratories Inc, Cl A *	109	35
Bio-Techne Corp	1,241	80
Boston Scientific Corp *	10,389	1,055
Bridgebio Pharma Inc *	1,239	89
BrightSpring Health Services Inc *	1,042	38
Bristol-Myers Squibb Co	15,350	755
Brookdale Senior Living Inc, Cl A *	3,986	44
Bruker Corp	555	27
Cardinal Health Inc	1,695	360
Catalyst Pharmaceuticals Inc *	283	7
Celcuity Inc *	440	45
Celldex Therapeutics Inc *	792	21
Cencora Inc	1,265	467
Centene Corp *	3,783	149
Certara Inc *	1,670	15
CG oncology Inc *	910	41
Charles River Laboratories International Inc *	423	75
Chemed Corp	145	64
Cigna Group/The	1,878	521
Cogent Biosciences Inc *	2,130	86
Concentra Group Holdings Parent Inc	902	19
CONMED Corp	440	19
Cooper Cos Inc/The *	1,212	94
Corcept Therapeutics Inc *	647	51
CorVel Corp *	300	22
Crinetics Pharmaceuticals Inc *	769	35
CRISPR Therapeutics AG *	375	20
CVS Health Corp	8,730	702
Cytokinetics Inc *	1,308	89
Danaher Corp	4,626	1,049
DaVita Inc *	377	45
Denali Therapeutics Inc *	1,280	25
DENTSPLY SIRONA Inc	1,927	22
Dexcom Inc *	3,494	222
Disc Medicine Inc, Cl A *	467	44
Doximity Inc, Cl A *	1,114	57
Dyne Therapeutics Inc *	769	17
Edwards Lifesciences Corp *	4,140	359
Elanco Animal Health Inc *	2,872	67
Elevance Health Inc	1,654	559
Eli Lilly & Co	5,517	5,933
Encompass Health Corp	724	84
Enovis Corp *	714	22
Ensign Group Inc/The	457	85
Envista Holdings Corp *	1,835	38
Exact Sciences Corp *	1,413	143
Exelixis Inc *	1,917	85

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Fortrea Holdings Inc *	800	$10
GE HealthCare Technologies Inc	3,227	258
GeneDx Holdings Corp, Cl A *	259	43
Geron Corp *	6,774	8
Gilead Sciences Inc (C)	8,736	1,099
Glaukos Corp *	414	44
Globus Medical Inc, Cl A *	913	83
GRAIL Inc *	355	39
Guardant Health Inc *	780	85
Haemonetics Corp *	263	21
Halozyme Therapeutics Inc *	1,002	72
HCA Healthcare Inc	1,199	609
HealthEquity Inc *	537	56
Henry Schein Inc *	794	59
Hims & Hers Health Inc *	1,212	48
Hologic Inc *	1,760	132
Humana Inc	831	204
ICU Medical Inc *	216	32
Ideaya Biosciences Inc *	1,035	37
IDEXX Laboratories Inc *	554	417
Illumina Inc *	1,231	162
Incyte Corp *	1,271	133
Indivior PLC *	1,368	46
Insmed Inc *	1,445	300
Inspire Medical Systems Inc *	203	25
Insulet Corp *	508	166
Integer Holdings Corp *	208	15
Integra LifeSciences Holdings Corp *	764	10
Intellia Therapeutics Inc *	1,368	12
Intuitive Surgical Inc *	2,538	1,456
Ionis Pharmaceuticals Inc *	1,460	121
Iovance Biotherapeutics Inc *	2,165	5
IQVIA Holdings Inc *	1,250	288
iRhythm Technologies Inc *	208	39
Jazz Pharmaceuticals PLC *	330	58
Johnson & Johnson	16,747	3,465
Krystal Biotech Inc *	207	45
Kymera Therapeutics Inc *	137	9
Labcorp Holdings Inc	632	170
Lantheus Holdings Inc *	349	21
LeMaitre Vascular Inc	263	22
Ligand Pharmaceuticals Inc *	221	45
LivaNova PLC *	534	34
Madrigal Pharmaceuticals Inc *	114	68
Masimo Corp *	264	38
McKesson Corp	888	782
Medpace Holdings Inc *	202	120
Medtronic PLC	8,987	947
Merck & Co Inc	17,695	1,855
Merit Medical Systems Inc *	333	29
Mettler-Toledo International Inc *	149	220
Mirum Pharmaceuticals Inc *	500	37
Moderna Inc *	2,314	60

SEI Institutional Investments Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Molina Healthcare Inc *	436	$65
Myriad Genetics Inc *	1,136	9
Natera Inc *	917	219
NeoGenomics Inc *	999	12
Neurocrine Biosciences Inc *	736	112
Novocure Ltd *	401	5
Nuvalent Inc, Cl A *	378	41
Option Care Health Inc *	858	27
Organon & Co	2,315	18
Penumbra Inc *	248	73
Perrigo Co PLC	1,200	16
Pfizer Inc	39,951	1,028
Praxis Precision Medicines Inc *	213	42
Prestige Consumer Healthcare Inc *	385	23
Privia Health Group Inc *	1,305	32
PROCEPT BioRobotics Corp *	175	6
Progyny Inc *	1,026	27
Protagonist Therapeutics Inc *	700	63
PTC Therapeutics Inc *	720	62
Qiagen NV	1,570	75
Quest Diagnostics Inc	818	155
QuidelOrtho Corp *	663	18
RadNet Inc *	508	42
Recursion Pharmaceuticals Inc, Cl A *	6,635	31
Regeneron Pharmaceuticals Inc	784	612
Repligen Corp *	352	60
ResMed Inc	1,074	275
REVOLUTION Medicines Inc *	1,202	93
Revvity Inc	811	85
Rhythm Pharmaceuticals Inc *	242	26
Roivant Sciences Ltd *	2,796	58
Royalty Pharma PLC, Cl A	3,011	121
Sarepta Therapeutics Inc *	614	13
Scholar Rock Holding Corp *	705	31
Select Medical Holdings Corp	1,118	17
Soleno Therapeutics Inc *	484	24
Solventum Corp *	939	80
Sotera Health Co *	1,761	31
STAAR Surgical Co *	652	17
STERIS PLC	787	210
Stryker Corp	2,466	915
Summit Therapeutics Inc *	1,450	26
Supernus Pharmaceuticals Inc *	701	32
Surgery Partners Inc *	1,007	17
Tandem Diabetes Care Inc *	721	15
Tarsus Pharmaceuticals Inc *	190	15
Teladoc Health Inc *	1,526	12
Teleflex Inc	341	39
Tempus AI Inc, Cl A *	571	45
Tenet Healthcare Corp *	622	135
TG Therapeutics Inc *	925	31
Thermo Fisher Scientific Inc	2,659	1,571
TransMedics Group Inc *	226	33

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Travere Therapeutics Inc *	991	$35
Twist Bioscience Corp *	246	8
UFP Technologies Inc *	94	21
Ultragenyx Pharmaceutical Inc *	748	26
United Therapeutics Corp *	352	171
UnitedHealth Group Inc (C)	6,491	2,141
Universal Health Services Inc, Cl B	360	88
Vaxcyte Inc *	704	35
Veeva Systems Inc, Cl A *	1,115	268
Veracyte Inc *	280	13
Vericel Corp *	606	24
Vertex Pharmaceuticals Inc *	1,853	803
Viatris Inc	7,137	76
Viking Therapeutics Inc *	743	27
Waters Corp *	468	189
Waystar Holding Corp *	769	28
West Pharmaceutical Services Inc	537	149
Xenon Pharmaceuticals Inc *	1,944	87
Zimmer Biomet Holdings Inc	1,373	134
Zoetis Inc, Cl A	3,096	397

		47,633
Information Technology — 1.3%
Accenture PLC, Cl A	840	210
Adobe Inc *	628	201
Akamai Technologies Inc *	269	24
AppLovin Corp, Cl A *	348	209
Atlassian Corp, Cl A *	338	51
Aurora Innovation Inc, Cl A *	1,779	7
Autodesk Inc *	280	85
Cadence Design Systems Inc *	343	107
Cloudflare Inc, Cl A *	385	77
Cognizant Technology Solutions Corp, Cl A	481	37
CommVault Systems Inc *	19	2
Crowdstrike Holdings Inc, Cl A *	321	163
Datadog Inc, Cl A *	560	90
DocuSign Inc, Cl A *	369	26
D-Wave Quantum Inc *	880	20
Dynatrace Inc *	202	9
Elastic NV *	411	29
EPAM Systems Inc *	232	43
Fair Isaac Corp *	25	45
Fortinet Inc *	1,110	90
Gartner Inc *	297	69
Gen Digital Inc	338	9
Gitlab Inc, Cl A *	110	5
GoDaddy Inc, Cl A *	314	40
Guidewire Software Inc *	199	43
HubSpot Inc *	53	19
InterDigital Inc	90	32
International Business Machines Corp	1,282	396
Intuit Inc	367	233
Kyndryl Holdings Inc *	441	11
Manhattan Associates Inc *	199	35

SEI Institutional Investments Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2025

Multi-Asset Real Return Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Microsoft Corp (C)	10,465	$5,149
MicroStrategy Inc, Cl A *	359	64
MongoDB Inc, Cl A *	165	55
Nutanix Inc, Cl A *	491	24
Okta Inc, Cl A *	355	29
Oracle Corp	2,438	492
Palantir Technologies Inc, Cl A *	2,981	502
Palo Alto Networks Inc *	883	168
Procore Technologies Inc *	227	17
PTC Inc *	162	28
Roper Technologies Inc	144	64
Rubrik Inc, Cl A *	154	11
Salesforce Inc	1,307	301
Samsara Inc, Cl A *	926	35
ServiceNow Inc *	289	235
Snowflake Inc, Cl A *	444	112
Synopsys Inc *	240	100
Twilio Inc, Cl A *	281	36
Tyler Technologies Inc *	118	55
Unity Software Inc *	135	6
VeriSign Inc	99	25
Workday Inc, Cl A *	315	68
Zoom Video Communications Inc, Cl A *	361	31
Zscaler Inc *	155	39

		10,063
Real Estate — 2.9%
Acadia Realty Trust ‡	1,420	29
Agree Realty Corp ‡	1,476	111
Alexander & Baldwin Inc ‡	1,559	24
Alexandria Real Estate Equities Inc ‡	2,544	137
American Assets Trust Inc ‡	1,452	28
American Healthcare REIT Inc ‡	2,084	106
American Homes 4 Rent, Cl A ‡	5,667	182
American Tower Corp, Cl A ‡	6,856	1,243
Americold Realty Trust Inc ‡	3,627	39
Anywhere Real Estate Inc *	3,109	44
Apartment Investment and Management Co, Cl A ‡	1,809	10
Apple Hospitality REIT Inc ‡	2,807	33
Armada Hoffler Properties Inc ‡	1,769	12
AvalonBay Communities Inc ‡	2,217	403
Brixmor Property Group Inc ‡	4,377	114
Broadstone Net Lease Inc, Cl A ‡	2,229	39
BXP Inc ‡	2,139	155
Camden Property Trust ‡	1,584	168
CareTrust REIT Inc ‡	3,529	132
CBRE Group Inc, Cl A *	4,415	715
Centerspace ‡	430	29
Compass Inc, Cl A *	8,820	92
COPT Defense Properties ‡	1,824	56
CoStar Group Inc *	6,052	416
Cousins Properties Inc ‡	2,767	71
Crown Castle Inc ‡	6,653	607

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
CubeSmart ‡	3,896	$145
Curbline Properties Corp ‡	1,744	42
Cushman & Wakefield Ltd *	4,153	70
DiamondRock Hospitality Co ‡	4,058	37
Digital Realty Trust Inc ‡	4,971	796
Diversified Healthcare Trust ‡	7,660	37
Douglas Emmett Inc ‡	2,945	36
Easterly Government Properties Inc, Cl A ‡	3,810	83
EastGroup Properties Inc ‡	918	166
Elme Communities ‡	833	15
Empire State Realty Trust Inc, Cl A ‡	2,829	20
EPR Properties ‡	884	46
Equinix Inc ‡	1,429	1,077
Equity LifeStyle Properties Inc ‡	2,911	183
Equity Residential ‡	5,994	370
Essential Properties Realty Trust Inc ‡	3,375	107
Essex Property Trust Inc ‡	924	244
eXp World Holdings Inc	3,741	43
Extra Space Storage Inc ‡	3,032	404
Federal Realty Investment Trust ‡	1,263	125
First Industrial Realty Trust Inc ‡	1,909	109
Four Corners Property Trust Inc ‡	1,127	27
Gaming and Leisure Properties Inc ‡	4,127	180
Getty Realty Corp ‡	1,013	29
Global Net Lease Inc ‡	3,525	29
Healthcare Realty Trust Inc, Cl A ‡	5,015	91
Healthpeak Properties Inc ‡	10,602	194
Highwoods Properties Inc ‡	1,126	31
Host Hotels & Resorts Inc ‡	10,376	183
Howard Hughes Holdings Inc *	469	42
Hudson Pacific Properties Inc *‡	15,252	30
Independence Realty Trust Inc ‡	2,888	50
Innovative Industrial Properties Inc, Cl A ‡	383	19
InvenTrust Properties Corp ‡	1,459	42
Invitation Homes Inc ‡	9,732	274
Iron Mountain Inc ‡	4,255	367
JBG SMITH Properties ‡	532	10
Jones Lang LaSalle Inc *	688	224
Kilroy Realty Corp ‡	1,506	65
Kimco Realty Corp ‡	9,581	198
Kite Realty Group Trust ‡	3,172	73
Lamar Advertising Co, Cl A ‡	1,227	162
Lineage Inc ‡	927	33
Logistic Properties of The Americas *	9,626	33
LTC Properties Inc ‡	630	23
LXP Industrial Trust ‡	567	28
Macerich Co/The ‡	4,270	74
Marcus & Millichap Inc	2,272	67
Medical Properties Trust Inc ‡	8,355	48
Mid-America Apartment Communities Inc ‡	1,706	232
Millrose Properties Inc	1,920	59
National Health Investors Inc ‡	543	43
National Storage Affiliates Trust ‡	1,000	30

SEI Institutional Investments Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
NETSTREIT Corp ‡	3,543	$65
Newmark Group Inc, Cl A	2,773	48
NNN REIT Inc ‡	2,710	112
Omega Healthcare Investors Inc ‡	3,684	169
Outfront Media Inc ‡	1,248	29
Paramount Group Inc *‡	6,380	42
Park Hotels & Resorts Inc ‡	2,647	29
Pebblebrook Hotel Trust ‡	1,875	21
Phillips Edison & Co Inc ‡	1,460	52
Piedmont Office Realty Trust Inc, Cl A ‡	2,606	23
Plymouth Industrial REIT Inc ‡	3,267	72
PotlatchDeltic Corp ‡	905	36
Prologis Inc ‡	13,742	1,766
Public Storage ‡	2,378	653
Rayonier Inc ‡	2,078	46
Realty Income Corp ‡	13,120	756
Regency Centers Corp ‡	2,511	179
Rexford Industrial Realty Inc ‡	3,802	158
RLJ Lodging Trust ‡	3,616	27
Ryman Hospitality Properties Inc ‡	752	72
Sabra Health Care REIT Inc ‡	3,721	73
Safehold Inc ‡	1,365	19
SBA Communications Corp, Cl A ‡	1,522	296
Sila Realty Trust Inc ‡	821	20
Simon Property Group Inc ‡	4,755	886
SITE Centers Corp ‡	872	6
SL Green Realty Corp ‡	1,003	47
SMARTSTOP SELF STORAGE REIT	618	20
St Joe Co/The	386	23
STAG Industrial Inc ‡	2,683	105
Sun Communities Inc ‡	1,835	236
Sunstone Hotel Investors Inc ‡	2,968	28
Tanger Inc ‡	1,732	58
Terreno Realty Corp ‡	1,311	82
UDR Inc ‡	4,584	167
UMH Properties Inc ‡	1,654	25
Urban Edge Properties ‡	4,358	84
Ventas Inc ‡	6,560	529
Veris Residential Inc ‡	1,495	23
VICI Properties Inc, Cl A ‡	14,450	416
Vornado Realty Trust ‡	2,564	94
Welltower Inc ‡	9,779	2,036
Weyerhaeuser Co ‡	10,428	232
WP Carey Inc ‡	2,984	201
Xenia Hotels & Resorts Inc ‡	2,525	35
Zillow Group Inc, Cl A *	586	42
Zillow Group Inc, Cl C *	2,261	168

		22,446
Utilities — 1.4%
AES Corp/The	5,814	82
ALLETE Inc	454	31
Alliant Energy Corp	1,953	136
Ameren Corp	1,877	200

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
American Electric Power Co Inc	3,699	$458
American States Water Co	222	16
American Water Works Co Inc	1,366	178
Atmos Energy Corp	1,081	191
Avista Corp	373	15
Black Hills Corp	539	40
Brookfield Infrastructure Corp, Cl A	620	28
Brookfield Renewable Corp	1,331	55
California Water Service Group	479	22
CenterPoint Energy Inc	4,416	176
Chesapeake Utilities Corp	224	31
Clearway Energy Inc, Cl C	1,100	40
CMS Energy Corp	1,987	150
Consolidated Edison Inc	2,482	249
Constellation Energy Corp	2,273	828
Dominion Energy Inc	6,193	389
DTE Energy Co	1,436	197
Duke Energy Corp	5,244	650
Edison International	2,516	148
Entergy Corp	3,145	307
Essential Utilities Inc	1,830	72
Evergy Inc	1,779	138
Eversource Energy	2,647	178
Exelon Corp	7,192	339
FirstEnergy Corp	3,766	180
Hawaiian Electric Industries Inc *	529	6
IDACORP Inc, Cl Rights	308	41
MDU Resources Group Inc	1,584	34
MGE Energy Inc	203	17
National Fuel Gas Co	652	54
New Jersey Resources Corp	716	34
NextEra Energy Inc	14,592	1,259
NiSource Inc	3,235	143
Northwest Natural Holding Co	440	22
Northwestern Energy Group Inc	385	27
NRG Energy Inc	1,357	230
OGE Energy Corp	1,316	60
Oklo Inc, Cl A *	682	62
ONE Gas Inc	504	42
Ormat Technologies Inc	438	49
Otter Tail Corp	302	25
PG&E Corp	15,255	246
Pinnacle West Capital Corp	805	73
Portland General Electric Co	470	24
PPL Corp	5,655	209
Public Service Enterprise Group Inc	3,612	302
Sempra	4,674	443
SJW Group	437	20
Southern Co/The	7,467	680
Southwest Gas Holdings Inc	639	53
Spire Inc	462	41
Talen Energy Corp *	337	133
TXNM Energy Inc	569	33

SEI Institutional Investments Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2025

Multi-Asset Real Return Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
UGI Corp	1,531	$60
Vistra Corp	2,452	438
WEC Energy Group Inc	2,201	247
Xcel Energy Inc	4,087	335

		10,966
Total Common Stock
(Cost $118,381) ($ Thousands)		225,535
	Face Amount (Thousands)
CORPORATE OBLIGATIONS — 6.5%
Communication Services — 0.1%
Alphabet
5.700%, 11/15/2075	$129	133
5.450%, 11/15/2055	129	131
4.700%, 11/15/2035	73	74
TELUS
7.000%, H15T5Y + 2.709%, 10/15/2055 (B)	400	418

		756

Consumer Discretionary — 0.8%
Advance Auto Parts
7.000%, 08/01/2030 (D)	551	562
Amazon.com
3.900%, 11/20/2028	581	583
Flutter Treasury DAC
5.875%, 06/04/2031 (D)	492	497
Ford Motor
3.250%, 02/12/2032	369	324
Honda Motor
4.436%, 07/08/2028	612	618
Hyundai Capital America
6.100%, 09/21/2028 (D)	292	306
5.275%, 06/24/2027 (D)	94	95
5.250%, 01/08/2027 (D)	200	202
LG Energy Solution
5.375%, 04/02/2030 (D)	979	1,010
Nissan Motor
4.345%, 09/17/2027 (D)	1,034	1,013
Qnity Electronics
5.750%, 08/15/2032 (D)	441	453
Sekisui House US
6.000%, 01/15/2043	340	320
Wynn Macau
5.625%, 08/26/2028 (D)	341	339

		6,322

Consumer Staples — 0.3%
Albertsons
5.500%, 03/31/2031 (D)	353	358

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
BAT Capital
4.625%, 03/22/2033	$156	$156
Imperial Brands Finance
4.500%, 06/30/2028 (D)	259	262
Novartis Capital
3.900%, 11/05/2028	579	581
Philip Morris International
5.375%, 02/15/2033	606	635
Roche Holdings
4.203%, 09/09/2029 (D)	561	566

		2,558

Energy — 0.7%
Cenovus Energy
5.400%, 03/20/2036	149	151
4.650%, 03/20/2031	142	142
Devon Energy
5.200%, 09/15/2034	559	561
Ecopetrol
8.625%, 01/19/2029	328	353
8.375%, 01/19/2036	207	212
Eni
5.750%, 05/19/2035 (D)	589	620
MPLX
5.400%, 09/15/2035	378	383
ONEOK
6.050%, 09/01/2033	271	289
5.400%, 10/15/2035	529	537
Plains All American Pipeline
5.600%, 01/15/2036	576	585
Sunoco
5.625%, 03/15/2031 (D)	337	339
Targa Resources
4.900%, 09/15/2030	112	114
4.350%, 01/15/2029	343	344
Var Energi
7.500%, 01/15/2028 (D)	276	292
Woodside Finance
6.000%, 05/19/2035	225	236
5.400%, 05/19/2030	87	90

		5,248

Financials — 2.5%
AIB Group
6.608%, SOFRRATE + 2.330%, 09/13/2029 (B)(D)	308	328
5.320%, SOFRRATE + 1.650%, 05/15/2031 (B)(D)	589	609
Ally Financial
6.992%, SOFRRATE + 3.260%, 06/13/2029 (B)	300	316

SEI Institutional Investments Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
American Express
5.098%, SOFRRATE + 1.000%, 02/16/2028 (B)	$708	$717
Athene Global Funding
5.583%, 01/09/2029 (D)	32	33
5.033%, 07/17/2030 (D)	268	271
2.717%, 01/07/2029 (D)	80	76
2.550%, 11/19/2030 (D)	47	42
1.985%, 08/19/2028 (D)	211	198
Aviation Capital Group LLC
3.500%, 11/01/2027 (D)	104	102
1.950%, 01/30/2026 (D)	406	404
1.950%, 09/20/2026 (D)	142	140
Banco Bilbao Vizcaya Argentaria
7.883%, H15T1Y + 3.300%, 11/15/2034 (B)	200	235
5.381%, 03/13/2029	200	207
Banco Santander
6.921%, 08/08/2033	400	446
4.175%, H15T1Y + 2.000%, 03/24/2028 (B)	200	200
Bank of Ireland Group PLC
5.601%, SOFRRATE + 1.620%, 03/20/2030 (B)(D)	251	261
Banque Federative du Credit Mutuel
4.591%, 10/16/2028 (D)	550	556
Barclays PLC
5.674%, SOFRRATE + 1.490%, 03/12/2028 (B)	253	258
5.335%, SOFRRATE + 1.910%, 09/10/2035 (B)	296	302
BPCE
6.508%, SOFRRATE + 2.791%, 01/18/2035 (B)(D)	704	753
CaixaBank
6.684%, SOFRRATE + 2.080%, 09/13/2027 (B)(D)	229	233
6.037%, SOFRRATE + 2.260%, 06/15/2035 (B)(D)	391	419
Capital One Financial
6.377%, SOFRRATE + 2.860%, 06/08/2034 (B)	470	511
Charles Schwab
4.000%, H15T5Y + 3.168%(B)(E)	583	579
Citigroup
7.625%, H15T5Y + 3.211%(B)(E)	73	76
6.020%, SOFRRATE + 1.830%, 01/24/2036 (B)	12	13
4.643%, SOFRRATE + 1.143%, 05/07/2028 (B)	593	597
Credit Agricole MTN
6.251%, SOFRRATE + 2.670%, 01/10/2035 (B)(D)	470	500

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Danske Bank
4.613%, H15T1Y + 1.100%, 10/02/2030 (B)(D)	$272	$274
Deutsche Bank NY
5.373%, SOFRRATE + 1.210%, 01/10/2029 (B)	241	246
4.950%, SOFRRATE + 1.300%, 08/04/2031 (B)	168	171
Global Payments
5.200%, 11/15/2032	159	160
4.875%, 11/15/2030	154	154
4.500%, 11/15/2028	108	108
Goldman Sachs Group
4.125%, H15T5Y + 2.949%(B)(E)	296	291
HSBC Holdings PLC
7.399%, SOFRRATE + 3.020%, 11/13/2034 (B)	762	872
ING Groep
6.083%, SOFRRATE + 1.560%, 09/11/2027 (B)	371	376
Intesa Sanpaolo
7.200%, 11/28/2033 (D)	231	265
KBC Group
4.454%, H15T1Y + 0.850%, 09/23/2031 (B)(D)	200	200
Lloyds Banking Group
7.953%, H15T1Y + 3.750%, 11/15/2033 (B)	323	378
Lloyds Banking Group PLC
4.976%, H15T1Y + 2.300%, 08/11/2033 (B)	535	546
Mastercard
4.550%, 01/15/2035	403	405
Morgan Stanley Bank
5.504%, SOFRRATE + 0.865%, 05/26/2028 (B)	250	255
Nationwide Building Society MTN
2.972%, SOFRRATE + 1.290%, 02/16/2028 (B)(D)	307	303
NatWest Group
5.115%, H15T1Y + 1.050%, 05/23/2031 (B)	388	399
3.032%, H15T5Y + 2.350%, 11/28/2035 (B)	239	220
Principal Life Global Funding II
5.100%, 01/25/2029 (D)	439	450
Santander UK Group Holdings
4.320%, SOFRINDX + 1.070%, 09/22/2029 (B)	577	578
Societe Generale
5.519%, H15T1Y + 1.500%, 01/19/2028 (B)(D)	221	224
2.889%, H15T1Y + 1.300%, 06/09/2032 (B)(D)	200	181

SEI Institutional Investments Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2025

Multi-Asset Real Return Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
2.797%, H15T1Y + 1.300%, 01/19/2028 (B)(D)		$303	$297
Standard Chartered
5.610%, TSFR3M + 1.772%(B)(D)(E)		400	385
5.545%, H15T1Y + 1.050%, 01/21/2029 (B)(D)		355	364
Svenska Handelsbanken
4.750%, H15T5Y + 4.048%(B)(E)		600	569
Swiss Re Finance Luxembourg
5.000%, H15T5Y + 3.582%, 04/02/2049 (B)		200	202
Toronto-Dominion Bank
5.146%, H15T5Y + 1.500%, 09/10/2034 (B)		195	198
UBS Group
9.250%, H15T5Y + 4.745%(B)(D)(E)		278	305
UBS Group MTN
2.095%, H15T1Y + 1.000%, 02/11/2032 (B)(D)		275	245
UniCredit
1.982%, H15T1Y + 1.200%, 06/03/2027 (B)(D)		229	226

			19,229

Health Care — 0.2%
Eli Lilly
4.000%, 10/15/2028		569	573
GENMAB
6.250%, 12/15/2032 (D)		604	621
Organon & Co
2.875%, 04/30/2028	EUR	200	223

			1,417

Industrials — 0.5%
Axon Enterprise
6.250%, 03/15/2033 (D)		$228	237
6.125%, 03/15/2030 (D)		310	319
Boeing
3.250%, 02/01/2028		296	291
Delta Air Lines
4.750%, 10/20/2028 (D)		450	453
ENA Master Trust
4.000%, 05/19/2048 (D)		269	207
Lima Metro Line 2 Finance
5.875%, 07/05/2034		181	188
4.350%, 04/05/2036		281	274
4.350%, 04/05/2036 (D)		174	169
Mileage Plan IP
5.021%, 10/20/2029 (D)		67	67
Regal Rexnord
6.050%, 02/15/2026		770	772
Republic Services
4.750%, 07/15/2030		587	602

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Westinghouse Air Brake Technologies
4.900%, 05/29/2030	$601	$616

		4,195

Information Technology — 0.3%
Applied Materials
4.000%, 01/15/2031	577	576
Broadcom
5.050%, 07/12/2027	223	227
4.150%, 02/15/2028	143	143
Kioxia Holdings
6.625%, 07/24/2033 (D)	553	575
Oracle
5.200%, 09/26/2035	794	778
TSMC Arizona
3.875%, 04/22/2027	345	345

		2,644

Materials — 0.1%
Braskem Netherlands Finance BV
4.500%, 01/10/2028	263	103
Glencore Funding LLC
6.500%, 10/06/2033 (D)	327	363
5.338%, 04/04/2027 (D)	105	107
5.186%, 04/01/2030 (D)	53	55
4.907%, 04/01/2028 (D)	118	120
Solstice Advanced Materials
5.625%, 09/30/2033 (D)	251	252

		1,000

Real Estate — 0.1%
GLP Capital
5.250%, 02/15/2033	430	432
Omega Healthcare Investors
5.200%, 07/01/2030	105	107

		539

Utilities — 0.9%
Aegea Finance Sarl
7.625%, 01/20/2036 (D)	586	555
AES Panama Generation Holdings SRL
4.375%, 05/31/2030 (D)	277	258
Alexander Funding Trust II
7.467%, 07/31/2028 (D)	104	111
American Electric Power
6.950%, H15T5Y + 2.675%, 12/15/2054 (B)	372	402
CenterPoint Energy Houston Electric LLC
5.050%, 03/01/2035	526	536
4.950%, 04/01/2033	24	25
4.950%, 08/15/2035	18	18
Chile Electricity Lux Mpc II SARL
5.580%, 10/20/2035 (D)	332	342

SEI Institutional Investments Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Chile Electricity Lux MPC II SARL
5.672%, 10/20/2035 (D)	$219	$227
Comision Federal de Electricidad
4.688%, 05/15/2029 (D)	294	291
4.688%, 05/15/2029	207	204
Duke Energy Carolinas NC Storm Funding LLC
2.617%, 07/01/2043	314	254
Electricite de France
9.125%, H15T5Y + 5.411%(B)(D)(E)	261	302
Enel Finance International
4.125%, 09/30/2028 (D)	244	244
Engie Energia Chile
6.375%, 04/17/2034 (D)	330	352
FIEMEX Energia - Banco Actinver Institucion de Banca Multiple
7.250%, 01/31/2041 (D)	282	295
Israel Electric MTN
4.250%, 08/14/2028 (D)	236	234
Niagara Mohawk Power
5.290%, 01/17/2034 (D)	212	216
4.647%, 10/03/2030 (D)	398	401
Public Service of Colorado
5.150%, 09/15/2035	566	577
Terraform Global Operating LLC
6.125%, 03/01/2026 (D)	31	31
Virginia Electric and Power
4.900%, 09/15/2035	490	491
Vistra
7.000%, H15T5Y + 5.740%(B)(D)(E)	272	276
Vistra Operations LLC
6.950%, 10/15/2033 (D)	415	463

		7,105

Total Corporate Obligations
(Cost $50,090) ($ Thousands)		51,013

ASSET-BACKED SECURITIES — 2.8%
Automotive — 1.3%

ACM Auto Trust, Ser 2024-2A, Cl A
6.060%, 02/20/2029(D)	157	157
ACM Auto Trust, Ser 2025-1A, Cl A
5.380%, 06/20/2029(D)	165	165
ACM Auto Trust, Ser 2025-2A, Cl A
5.550%, 06/20/2028(D)	630	630
ACM Auto Trust, Ser 2025-3A, Cl A
5.010%, 01/22/2030(D)	279	278
Arivo Acceptance Auto Loan Receivables Trust, Ser 2024-1A, Cl A
6.460%, 04/17/2028(D)	46	46

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Arivo Acceptance Auto Loan Receivables Trust, Ser 2025-1A, Cl A2
4.920%, 05/15/2029(D)	$464	$463
AutoNation Finance Trust, Ser 2025-1A, Cl A2
4.720%, 04/10/2028(D)	786	787
Avis Budget Rental Car Funding AESOP LLC, Ser 2023-3A, Cl A
5.440%, 02/22/2028(D)	589	596
Avis Budget Rental Car Funding AESOP LLC, Ser 2023-5A, Cl B
6.120%, 04/20/2028(D)	485	494
Carvana Auto Receivables Trust, Ser 2021-N3, Cl C
1.020%, 06/12/2028	28	27
Carvana Auto Receivables Trust, Ser 2021-N4, Cl D
2.300%, 09/11/2028	52	50
Carvana Auto Receivables Trust, Ser 2021-P4, Cl D
2.610%, 09/11/2028	420	405
Carvana Auto Receivables Trust, Ser 2024-P3, Cl A2
4.610%, 11/10/2027	31	31
Enterprise Fleet Financing LLC, Ser 2025-2, Cl A1
4.555%, 05/20/2026(D)	(40)	(40)
FHF Trust, Ser 2023-1A, Cl A2
6.570%, 06/15/2028(D)	81	82
Flagship Credit Auto Trust, Ser 2024-3, Cl A
4.880%, 11/15/2028(D)	166	166
Ford Credit Auto Owner Trust, Ser 2021-1, Cl D
2.310%, 10/17/2033(D)	510	505
GLS Auto Receivables Issuer Trust, Ser 2024-3A, Cl A2
5.350%, 08/16/2027(D)	36	36
Lendbuzz Securitization Trust, Ser 2023-1A, Cl A2
6.920%, 08/15/2028(D)	331	334
Lendbuzz Securitization Trust, Ser 2023-2A, Cl A2
7.090%, 10/16/2028(D)	159	161
Lendbuzz Securitization Trust, Ser 2025-1A, Cl A2
5.100%, 10/15/2030(D)	667	666
Lendbuzz Securitization Trust, Ser 2025-2A, Cl A2
5.180%, 05/15/2030(D)	652	652
Lobel Automobile Receivables Trust, Ser 2025-1, Cl A
5.060%, 11/15/2027(D)	366	367

SEI Institutional Investments Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2025

Multi-Asset Real Return Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Prestige Auto Receivables Trust, Ser 2025-1A, Cl A2
4.870%, 12/15/2027(D)	$623	$623
Research-Driven Pagaya Motor Asset Trust, Ser 2025-4A, Cl A2
5.124%, 04/25/2034(D)	930	935
Santander Drive Auto Receivables Trust, Ser 2023-3, Cl B
5.610%, 07/17/2028	390	392
SBNA Auto Receivables Trust, Ser 2025-SF1, Cl B
5.120%, 03/17/2031(D)	71	72
Tricolor Auto Securitization Trust, Ser 2024-2A, Cl A
6.360%, 12/15/2027(D)	68	65
Tricolor Auto Securitization Trust, Ser 2025-1A, Cl A
4.940%, 02/15/2029(D)	562	393
Tricolor Auto Securitization Trust, Ser 2025-2A, Cl A
5.120%, 01/16/2029(D)	914	629
		10,167

Credit Cards — 0.3%

Brex Commercial Charge Card Master Trust, Ser 2024-1, Cl A1
6.050%, 07/15/2027(D)	650	653
Mission Lane Credit Card Master Trust, Ser 2024-B, Cl A
5.880%, 01/15/2030(D)	958	965
Mission Lane Credit Card Master Trust, Ser 2025-A, Cl A
5.800%, 05/15/2030(D)	724	731
		2,349

Other Asset-Backed Securities — 1.2%

AB Issuer LLC, Ser 2021-1, Cl A2
3.734%, 07/30/2051(D)	686	651
Affirm Asset Securitization Trust, Ser 2024-X2, Cl A
5.220%, 12/17/2029(D)	67	67
Affirm Asset Securitization Trust, Ser 2025-X1, Cl A
5.080%, 04/15/2030(D)	337	338
Amur Equipment Finance Receivables XI LLC, Ser 2022-2A, Cl A2
5.300%, 06/21/2028(D)	32	32
Amur Equipment Finance Receivables XIII LLC, Ser 2024-1A, Cl A2
5.380%, 01/21/2031(D)	(14)	(14)
Apidos CLO XXXV, Ser 2021-35A, Cl A
5.196%, TSFR3M + 1.312%, 04/20/2034(B)(D)	853	854

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Bellemeade Re, Ser 2023-1, Cl M1A
6.272%, SOFR30A + 2.200%, 10/25/2033(B)(D)	$303	$303
College Ave Student Loans LLC, Ser 2021-C, Cl B
2.720%, 07/26/2055(D)	141	132
Dext ABS LLC, Ser 2023-1, Cl A2
5.990%, 03/15/2032(D)	207	209
Diamond Issuer, Ser 2021-1A, Cl A
2.305%, 11/20/2051(D)	768	730
Eagle RE, Ser 2023-1, Cl M1A
6.072%, SOFR30A + 2.000%, 09/26/2033(B)(D)	181	181
Equify ABS LLC, Ser 2024-1A, Cl A
5.430%, 04/18/2033(D)	271	271
FIGRE Trust, Ser 2025-HE8, Cl A
5.206%, 11/25/2055(B)(D)	764	765
GCI Funding I LLC, Ser 2021-1, Cl A
2.380%, 06/18/2046(D)	185	173
Hardee's Funding LLC, Ser 2018-1A, Cl A23
5.710%, 06/20/2048(D)	360	357
Hardee's Funding LLC, Ser 2020-1A, Cl A2
3.981%, 12/20/2050(D)	253	245
Kings Park CLO, Ser 2021-1A, Cl A
5.262%, TSFR3M + 1.392%, 01/21/2035(B)(D)	706	705
MVW LLC, Ser 2021-2A, Cl B
1.830%, 05/20/2039(D)	106	100
Nelnet Student Loan Trust, Ser 2021-DA, Cl AFX
1.630%, 04/20/2062(D)	94	89
NMEF Funding LLC, Ser 2022-B, Cl A2
6.070%, 06/15/2029(D)	2	2
Octane Receivables Trust, Ser 2021-2A, Cl B
2.020%, 09/20/2028(D)	170	170
Oportun Funding Trust, Ser 2025-1, Cl A
4.960%, 08/16/2032(D)	208	209
Pagaya AI Debt Grantor Trust, Ser 2024-5, Cl A
6.278%, 10/15/2031(D)	157	159
Pagaya Ai Debt Grantor Trust, Ser 2024-9, Cl B
5.306%, 03/15/2032(D)	552	553
Pagaya AI Debt Grantor Trust, Ser 2025-1, Cl A
5.156%, 07/15/2032(B)(D)	119	120
Pagaya AI Debt Grantor Trust, Ser 2025-3, Cl A2
5.365%, 12/15/2032(D)	157	158
Pagaya Ai Debt Grantor Trust, Ser 2025-6, Cl A2
4.497%, 04/15/2033(D)	230	230

SEI Institutional Investments Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Pagaya AI Debt Trust, Ser 2024-3, Cl A
6.258%, 10/15/2031(D)	$162	$163
Pagaya Point of Sale Holdings Grantor Trust, Ser 2025-1, Cl A
5.715%, 01/20/2034(D)	329	332
Rad CLO 14, Ser 2021-14A, Cl A
5.336%, TSFR3M + 1.432%, 01/15/2035(B)(D)	500	500
SMB Private Education Loan Trust, Ser 2021-E, Cl A1A
1.680%, 02/15/2051(D)	207	198
USQ Rail II LLC, Ser 2021-3A, Cl A
2.210%, 06/28/2051(D)	(3)	(3)
VFI ABS LLC, Ser 2025-1A, Cl A
4.780%, 06/24/2030(D)	645	647
		9,626

Total Asset-Backed Securities
(Cost $22,691) ($ Thousands)		22,142

MORTGAGE-BACKED SECURITIES — 2.4%
Agency Mortgage-Backed Obligations — 0.1%
FHLMC CMO, Ser 2016-4585, Cl DS, IO
1.744%, 05/15/2046(B)	475	54
FHLMC CMO, Ser 2017-4693, Cl SL, IO
1.894%, 06/15/2047(B)	713	88
FHLMC CMO, Ser 2017-4719, Cl JS, IO
1.894%, 09/15/2047(B)	534	65
FHLMC CMO, Ser 2020-4954, Cl SL, IO
1.864%, 02/25/2050(B)	729	90
FHLMC CMO, Ser 2020-4981, Cl HS, IO
1.914%, 06/25/2050(B)	1,477	165
FNMA CMO, Ser 2014-78, Cl SE, IO
1.914%, 12/25/2044(B)	490	57
FNMA CMO, Ser 2016-77, Cl DS, IO
1.814%, 10/25/2046(B)	497	59
FNMA CMO, Ser 2017-62, Cl AS, IO
1.964%, 08/25/2047(B)	598	73
GNMA CMO, Ser 2017-122, Cl SA, IO
2.126%, 08/20/2047(B)	479	64

		715
Non-Agency Mortgage-Backed Obligations — 2.3%
Alternative Loan Trust, Ser 2005-20CB, Cl 3A6
5.500%, 07/25/2035	28	18
Alternative Loan Trust, Ser 2006-24CB, Cl A16
5.750%, 08/25/2036	180	88
Alternative Loan Trust, Ser 2006-J1, Cl 1A13
5.500%, 02/25/2036	69	46

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
AREIT Trust, Ser 2022-CRE6, Cl A
5.355%, SOFR30A + 1.250%, 01/20/2037(B)(D)	$721	$722
BHMS Commercial Mortgage Trust, Ser 2025-ATLS, Cl A
5.809%, TSFR1M + 1.850%, 08/15/2042(B)(D)	605	606
BX Commercial Mortgage Trust, Ser 2019-IMC, Cl D
5.905%, TSFR1M + 1.946%, 04/15/2034(B)(D)	152	149
BX Commercial Mortgage Trust, Ser 2019-IMC, Cl E
6.155%, TSFR1M + 2.196%, 04/15/2034(B)(D)	610	598
Chase Mortgage Finance Trust, Ser 2007-S5, Cl 1A17
6.000%, 07/25/2037	71	31
CHL Mortgage Pass-Through Trust, Ser 2006-10, Cl 1A8
6.000%, 05/25/2036	86	34
CHL Mortgage Pass-Through Trust, Ser 2006-13, Cl 1A19
6.250%, 09/25/2036	48	21
COMM Mortgage Trust, Ser 2010-C1, Cl D
5.985%, 07/10/2046(B)(D)	422	418
Connecticut Avenue Securities Trust, Ser 2021-R03, Cl 1M2
5.722%, SOFR30A + 1.650%, 12/25/2041(B)(D)	304	305
Connecticut Avenue Securities Trust, Ser 2022-R02, Cl 2M1
5.272%, SOFR30A + 1.200%, 01/25/2042(B)(D)	27	26
Connecticut Avenue Securities Trust, Ser 2022-R03, Cl 1M2
7.572%, SOFR30A + 3.500%, 03/25/2042(B)(D)	744	766
Connecticut Avenue Securities Trust, Ser 2022-R04, Cl 1M2
7.172%, SOFR30A + 3.100%, 03/25/2042(B)(D)	185	189
Connecticut Avenue Securities Trust, Ser 2023-R02, Cl 1M1
6.372%, SOFR30A + 2.300%, 01/25/2043(B)(D)	864	882
Connecticut Avenue Securities Trust, Ser 2023-R03, Cl 2M1
6.572%, SOFR30A + 2.500%, 04/25/2043(B)(D)	490	494
Connecticut Avenue Securities Trust, Ser 2023-R04, Cl 1M1
6.372%, SOFR30A + 2.300%, 05/25/2043(B)(D)	560	571

SEI Institutional Investments Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2025

Multi-Asset Real Return Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Connecticut Avenue Securities Trust, Ser 2023-R05, Cl 1M1
5.972%, SOFR30A + 1.900%, 06/25/2043(B)(D)	$505	$509
Connecticut Avenue Securities Trust, Ser 2025-R03, Cl 2M1
5.672%, SOFR30A + 1.600%, 03/25/2045(B)(D)	607	609
Connecticut Avenue Securities Trust, Ser 2025-R05, Cl 2M1
5.272%, SOFR30A + 1.200%, 07/25/2045(B)(D)	846	846
Deutsche Alt-A Securities Mortgage Loan Trust, Ser 2006-AR4, Cl A2
4.449%, TSFR1M + 0.494%, 12/25/2036(B)	127	40
FHLMC Multifamily Structured Credit Risk, Ser 2021-MN1, Cl M1
6.072%, SOFR30A + 2.000%, 01/25/2051(B)(D)	23	23
FHLMC STACR REMIC Trust, Ser 2021-DNA5, Cl M2
5.722%, SOFR30A + 1.650%, 01/25/2034(B)(D)	65	65
FHLMC STACR REMIC Trust, Ser 2021-DNA6, Cl M2
5.572%, SOFR30A + 1.500%, 10/25/2041(B)(D)	797	800
FHLMC STACR REMIC Trust, Ser 2021-DNA7, Cl M2
5.872%, SOFR30A + 1.800%, 11/25/2041(B)(D)	953	959
FHLMC STACR REMIC Trust, Ser 2021-HQA4, Cl M2
6.422%, SOFR30A + 2.350%, 12/25/2041(B)(D)	635	643
FHLMC STACR REMIC Trust, Ser 2022-DNA2, Cl M1A
5.372%, SOFR30A + 1.300%, 02/25/2042(B)(D)	129	129
FHLMC STACR REMIC Trust, Ser 2022-DNA5, Cl M1A
7.022%, SOFR30A + 2.950%, 06/25/2042(B)(D)	244	249
FHLMC STACR REMIC Trust, Ser 2022-DNA7, Cl M1A
6.572%, SOFR30A + 2.500%, 03/25/2052(B)(D)	273	275
FHLMC STACR REMIC Trust, Ser 2023-DNA1, Cl M1A
6.142%, SOFR30A + 2.100%, 03/25/2043(B)(D)	301	305

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FHLMC STACR REMIC Trust, Ser 2023-DNA2, Cl M1A
6.142%, SOFR30A + 2.100%, 04/25/2043(B)(D)	$184	$186
FHLMC STACR REMIC Trust, Ser 2023-HQA1, Cl M1A
6.072%, SOFR30A + 2.000%, 05/25/2043(B)(D)	445	456
FHLMC STACR REMIC Trust, Ser 2023-HQA1, Cl M1B
7.572%, SOFR30A + 3.500%, 05/25/2043(B)(D)	1,327	1,388
FHLMC STACR REMIC Trust, Ser 2024-HQA2, Cl M1
5.272%, SOFR30A + 1.200%, 08/25/2044(B)(D)	498	499
FHLMC STACR REMIC Trust, Ser 2025-DNA2, Cl A1
5.172%, SOFR30A + 1.100%, 05/25/2045(B)(D)	229	229
FHLMC STACR REMIC Trust, Ser 2025-DNA2, Cl M1
5.272%, SOFR30A + 1.200%, 05/25/2045(B)(D)	241	241
FHLMC STACR REMIC Trust, Ser 2025-DNA3, Cl A1
5.022%, SOFR30A + 0.950%, 09/25/2045(B)(D)	891	892
GS Mortgage Securities Trust, Ser 2011-GC5, Cl D
5.314%, 08/10/2044(B)(D)	12	9
GS Mortgage Securities Trust, Ser 2021-1, Cl A1
1.433%, 08/17/2026	73	73
GS Mortgage Securities Trust, Ser 2021-1, Cl A2
2.435%, 08/17/2026	657	647
GS Mortgage Securities Trust, Ser 2021-1, Cl AS
2.638%, 08/17/2026	23	22
HomeBanc Mortgage Trust, Ser 2005-1, Cl A1
4.569%, TSFR1M + 0.614%, 03/25/2035(B)	16	13
JPMBB Commercial Mortgage Securities Trust, Ser 2014-C22, Cl XA, IO
0.551%, 09/15/2047(B)	797	–
JPMorgan Chase, Ser 2019-CL1, Cl M3
6.169%, TSFR1M + 2.214%, 04/25/2047(B)(D)	80	81
JPMorgan Mortgage Trust, Ser 2018-7FRB, Cl A2
4.819%, TSFR1M + 0.864%, 04/25/2046(B)(D)	–	–

SEI Institutional Investments Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Natixis Commercial Mortgage Securities Trust, Ser 2019-MILE, Cl A
5.538%, TSFR1M + 1.579%, 07/15/2036(B)(D)	$294	$277
Neighborly Issuer LLC, Ser 2023-1A, Cl A2
7.308%, 01/30/2053(D)	764	775
Paragon Mortgages, Ser 2006-12A, Cl A2C
4.505%, SOFRRATE + 0.482%, 11/15/2038(B)(D)	(2)	(2)
Wells Fargo Commercial Mortgage Trust, Ser 2016-NXS6, Cl C
4.487%, 11/15/2049(B)	620	598

		17,800
Total Mortgage-Backed Securities
(Cost $19,222) ($ Thousands)		18,515

U.S. GOVERNMENT AGENCY OBLIGATIONS — 1.4%
FFCB^
4.245%, SOFRRATE + 0.235%, 02/11/2028(B)	800	800
4.240%, SOFRRATE + 0.230%, 08/01/2028(B)	1,300	1,300
4.135%, SOFRRATE + 0.125%, 11/03/2027(B)	800	800
FHLB^
4.240%, SOFRRATE + 0.230%, 07/14/2028(B)	1,300	1,299
4.000%, 10/09/2026	400	401
3.500%, 09/09/2027	1,500	1,501
FHLB DN^
0.000%, 05/01/2018(A)(F)	300	295
0.000%, 01/30/2026(A)(F)	400	398
FHLMC^
4.230%, SOFRRATE + 0.220%, 05/23/2028(B)	1,400	1,404
4.150%, SOFRRATE + 0.140%, 10/16/2026(B)	800	801
4.150%, SOFRRATE + 0.140%, 10/06/2027(B)	1,500	1,502
FNMA^
4.270%, SOFRRATE + 0.260%, 11/05/2027(B)	700	702

Total U.S. Government Agency Obligations
(Cost $11,190) ($ Thousands)		11,203

Description	Face Amount (Thousands)	Market Value ($ Thousands)
SOVEREIGN DEBT — 0.3%

Baiterek National Managing Holding JSC
4.650%, 10/01/2030(D)	$412	$408
Colombia Government International Bond
3.125%, 04/15/2031	213	185
Dominican Republic International Bond
4.875%, 09/23/2032	399	380
Eagle Funding Luxco Sarl
5.500%, 08/17/2030(D)	298	303
Mexico Government International Bond
5.375%, 03/22/2033	346	345
Romanian Government International Bond
5.750%, 09/16/2030(D)	868	891

Total Sovereign Debt
(Cost $2,465) ($ Thousands)		2,512

	Shares
REGISTERED INVESTMENT COMPANY — 0.2%
Sprott Physical Uranium Trust *	103,500	1,856
Total Registered Investment Company

(Cost $1,703) ($ Thousands)		1,856

	Number of Rights
RIGHTS — 0.0%
Abiomed Inc CVR *‡‡	366	–
Blueprint Medicens Corp CVR *‡‡	340	–
GCI Liberty Inc, Cl R, Expires 12/20/2025 *	439	3
Mirati Therapeutics CVR *‡‡	600	–
Novartis AG CVR *‡‡	972	–
Pfizer Inc CVR *‡‡	558	3
Walgreens Boots Alliance *‡‡	12,847	7
Total Rights
(Cost $—) ($ Thousands)		13

Total Investments in Securities — 96.8%
(Cost $646,142) ($ Thousands)		$756,589

	Shares
COMMON STOCK SOLD SHORT— (2.2)%
Communication Services — (0.6)%
Cable One Inc	(94)	(11)
Charter Communications Inc, Cl A *	(1,542)	(309)
Comcast Corp, Cl A	(62,843)	(1,677)
DoubleVerify Holdings Inc *	(2,002)	(21)
EchoStar Corp, Cl A *	(2,040)	(150)
Fox Corp	(6,556)	(407)
John Wiley & Sons Inc, Cl A	(666)	(24)
Liberty Broadband Corp, Cl A *	(98)	(5)
Liberty Broadband Corp, Cl C *	(2,121)	(98)
Magnite Inc *	(2,302)	(34)

SEI Institutional Investments Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2025

Multi-Asset Real Return Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK SOLD SHORT (continued)
New York Times Co/The, Cl A	(3,358)	$(217)
News Corp	(2,247)	(66)
News Corp, Cl A	(7,936)	(204)
Nexstar Media Group Inc, Cl A	(485)	(93)
Omnicom Group Inc	(5,782)	(414)
Sirius XM Holdings Inc	(3,012)	(64)
TEGNA Inc	(2,991)	(58)
Trade Desk Inc/The, Cl A *	(7,414)	(293)

		(4,145)

Energy — 0.0%
CONSOL Energy Inc *	(121)	(10)

Information Technology — (1.6)%
Advanced Micro Devices Inc *	(1,478)	(321)
Amphenol Corp, Cl A	(1,067)	(150)
Analog Devices Inc	(455)	(121)
Apple Inc	(13,526)	(3,772)
Applied Materials Inc	(731)	(184)
Arista Networks Inc *	(956)	(125)
Astera Labs Inc *	(64)	(10)
Broadcom Inc	(4,351)	(1,753)
CDW Corp/DE	(54)	(8)
Ciena Corp *	(101)	(21)
Cisco Systems Inc	(4,312)	(332)
Coherent Corp *	(276)	(45)
Corning Inc	(617)	(52)
Credo Technology Group Holding Ltd *	(136)	(24)
Dell Technologies Inc, Cl C	(244)	(33)
Entegris Inc	(255)	(20)
F5 Inc *	(22)	(5)
Fabrinet *	(74)	(34)
First Solar Inc *	(142)	(39)
Flex Ltd *	(587)	(35)
Hewlett Packard Enterprise Co	(1,748)	(38)
HP Inc	(677)	(17)
Intel Corp *	(4,300)	(174)
IonQ Inc *	(17)	(1)
Jabil Inc	(181)	(38)
Keysight Technologies Inc *	(127)	(25)
KLA Corp	(120)	(141)
Lam Research Corp	(1,143)	(178)
Lattice Semiconductor Corp *	(31)	(2)
Lumentum Holdings Inc *	(162)	(53)
MACOM Technology Solutions Holdings Inc *	(57)	(10)
Marvell Technology Inc	(722)	(65)
Microchip Technology Inc	(376)	(20)
Micron Technology Inc	(1,067)	(252)
Monolithic Power Systems Inc	(61)	(57)
Motorola Solutions Inc	(141)	(52)
NetApp Inc	(264)	(29)
NVIDIA Corp	(21,674)	(3,836)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK SOLD SHORT (continued)
ON Semiconductor Corp *	(235)	$(12)
Pure Storage Inc, Cl A *	(381)	(34)
QUALCOMM Inc	(1,056)	(177)
SanDisk Corp *	(164)	(37)
Skyworks Solutions Inc	(420)	(28)
Super Micro Computer Inc *	(536)	(18)
TD SYNNEX Corp	(44)	(7)
Teledyne Technologies Inc *	(27)	(13)
Teradyne Inc	(212)	(39)
Texas Instruments Inc	(891)	(150)
Trimble Inc *	(749)	(61)
Western Digital Corp	(349)	(57)
Zebra Technologies Corp, Cl A *	(97)	(24)

		(12,729)

Total Common Stock Sold Short
(Proceeds $15,318) ($ Thousands)		(16,884)

Total Investments Sold Short — (2.2)%
(Proceeds $15,318) ($ Thousands)		$(16,884)

SEI Institutional Investments Trust

A list of the open futures contracts held by the Fund at November 30, 2025, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation)(Thousands)
Long Contracts
Brent Crude^	12	Feb-2026	$768	$741	$(27)
Brent Crude^	19	Mar-2026	1,201	1,171	(30)
Brent Crude^	25	Apr-2026	1,537	1,542	5
Brent Crude^	11	Oct-2027	707	690	(17)
Brent Crude^	70	Mar-2026	4,380	4,338	(42)
CA Carbon Allowance Vintage^	51	Dec-2026	1,578	1,584	6
CA Low Carbon Fuel^	35	Dec-2026	213	198	(15)
Coffee C^	12	Mar-2026	1,710	1,715	5
Coffee C^	12	Jul-2026	1,562	1,573	11
Copper^	30	Mar-2026	3,883	3,954	71
Corn^	14	Mar-2026	313	314	1
Cotton No. 2^	72	Mar-2026	2,448	2,330	(118)
Feeder Cattle^	13	Mar-2026	2,003	2,066	63
Gasoline^	16	Jan-2026	1,277	1,224	(53)
Gasoline^	26	Jan-2026	1,971	1,986	15
Gold^	43	Feb-2026	17,747	18,296	549
Gold^	16	Apr-2026	6,600	6,855	255
Gold^	21	Jun-2026	8,882	9,061	179
IODEX Iron Ore^	91	Feb-2026	927	923	(4)
KC HRW Wheat^	31	Mar-2026	786	817	31
Lean Hogs^	5	Apr-2026	181	170	(11)
Live Cattle^	42	Feb-2026	3,771	3,660	(111)
Live Cattle^	8	Apr-2026	698	703	5
Live Cattle^	11	Apr-2026	1,042	966	(76)
Live Cattle^	20	Jun-2026	1,630	1,715	85
LME Copper^	38	Mar-2026	10,227	10,629	402
LME Lead^	25	Mar-2026	1,281	1,242	(39)
LME Nickel^	9	Mar-2026	795	802	7
LME Primary Aluminum^	50	Mar-2026	3,481	3,592	111
LME Zinc^	26	Mar-2026	2,001	1,986	(15)
Low Sulphur Gasoil^	48	Mar-2026	3,228	3,127	(101)
Low Sulphur Gasoil^	30	May-2026	1,884	1,907	23
Low Sulphur Gasoil^	22	Apr-2026	1,438	1,414	(24)
Low Sulphur Gasoil^	32	Jan-2026	2,166	2,143	(23)
Mill Wheat^	166	Mar-2026	1,931	1,811	(122)
Natural Gas^	146	Jan-2026	6,330	6,451	121
Natural Gas^	78	Feb-2026	2,903	2,982	79
Natural Gas^	57	Nov-2026	2,569	2,706	137
NY Harbor ULSD^	32	Feb-2026	3,150	3,000	(150)
NY Harbor ULSD^	21	Dec-2025	1,988	2,031	43
NY Harbor ULSD^	8	Mar-2026	757	735	(22)
NY Harbor ULSD^	9	Apr-2026	823	816	(7)
Platinum^	12	Jan-2026	964	1,011	47
Platinum^	7	Apr-2026	549	596	47
Silver^	1	May-2026	247	288	41
Silver^	19	Mar-2026	4,864	5,430	566
Soybean^	125	May-2026	6,964	7,220	256
Soybean^	73	Jan-2026	4,003	4,153	150
Soybean^	73	Mar-2026	4,174	4,183	9
Soybean Meal^	37	Mar-2026	1,209	1,199	(10)
Soybean Meal^	36	Jan-2026	1,164	1,147	(17)
Soybean Oil^	101	Jul-2026	3,195	3,208	13
Soybean Oil^	86	Jan-2026	2,632	2,686	54
Sugar No. 11^	218	Apr-2026	3,472	3,596	124
Sugar No. 11^	190	Feb-2026	3,161	3,237	76

SEI Institutional Investments Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2025

Multi-Asset Real Return Fund (Concluded)

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation)(Thousands)
TTF Natural Gas^	7	Dec-2025	$197	$174	$(22)
TTF Natural Gas^	6	Apr-2026	144	141	(3)
U.S. 2-Year Treasury Note	323	Mar-2026	67,448	67,462	14
U.S. 5-Year Treasury Note	145	Mar-2026	15,859	15,916	57
UK Emission Allowance^	8	Dec-2026	626	645	15
Wheat^	18	Mar-2026	497	484	(13)
WTI Crude Oil^	22	Mar-2026	1,309	1,276	(33)
WTI Crude Oil^	7	Feb-2026	406	407	1
WTI Crude Oil^	5	Dec-2025	292	293	1
WTI Crude Oil^	33	Apr-2026	1,902	1,915	13
			240,045	242,633	2,583
Short Contracts
Cotton No. 2^	(84)	Mar-2026	$(2,761)	$(2,718)	$43
E-mini S&P Select Sector Consumer Discretionary	(279)	Dec-2025	(68,634)	(66,748)	1,886
Gasoline^	(7)	Dec-2025	(530)	(536)	(6)
Gasoline^	(26)	Feb-2026	(1,986)	(2,006)	(20)
ICE ECX Emission^	(6)	Dec-2026	(575)	(595)	(20)
KC HRW Wheat^	(11)	Mar-2026	(288)	(291)	(3)
Lean Hogs^	(86)	Feb-2026	(2,706)	(2,786)	(80)
LME Nickel^	(7)	Mar-2026	(624)	(624)	–
MSCI EAFE Index	(48)	Dec-2025	(6,713)	(6,766)	(53)
NYMEX Cocoa^	(24)	Mar-2026	(1,346)	(1,321)	25
S&P 500 Index E-MINI	(59)	Dec-2025	(19,704)	(20,235)	(531)
TTF Natural Gas^	(26)	Nov-2026	(718)	(646)	70
U.S. Ultra Long Treasury Bond	(3)	Mar-2026	(360)	(362)	(2)
Ultra 10-Year U.S. Treasury Note	(84)	Mar-2026	(9,763)	(9,761)	2
Wheat^	(38)	Mar-2026	(1,027)	(1,023)	4
			(117,735)	(116,418)	1,315
			$122,310	$126,215	$3,898

A list of the open forward foreign currency contracts held by the Fund at November 30, 2025, is as follows:

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Depreciation (Thousands)
Brown Brothers Harriman	01/29/26	EUR	122	USD	141	$(1)

A list of the open centrally cleared swap agreements held by the Fund at November 30, 2025, is as follows:

Credit Default Swap - Buy Protection
Reference Entity/ Obligation	Pay Rate	Payment Frequency	Termination Date	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Thousands)
AUSTRALIA S44.V1.5Y.855086	1.00%	Quarterly	12/20/2030	$11,290	$(174)	$(175)	$1

Credit Default Swap - Sell Protection
Reference Entity/ Obligation	Receive Rate	Payment Frequency	Termination Date	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Thousands)
NA.IG.S45.V1.5Y-855186	1.00%	Quarterly	12/20/2030	$11,290	$255	$251	$4

Interest Rate Swaps
Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
2.401%	CPI	Annually	07/15/2028	USD	82,145	$3,066	$–	$3,066

SEI Institutional Investments Trust

Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
2.4095%	SOFR	Annually	11/10/2035	USD	1,300	$132	$139	$(7)
1.1650%	SOFR	Annually	10/04/2026	USD	7,010	143	173	(30)
2.2275%	SOFR	Annually	04/04/2027	USD	3,640	58	90	(32)
1.9950%	SOFR	Annually	07/12/2027	USD	720	16	23	(7)
1.7600%	SOFR	Annually	06/04/2029	USD	5,145	256	344	(88)
1.2925%	SOFR	Annually	09/27/2029	USD	2,440	173	212	(39)
0.0275%	SOFR	Annually	06/05/2027	USD	15,050	747	860	(113)
1.4550%	SOFR	Annually	11/08/2026	USD	1,040	20	25	(5)
1.4725%	SOFR	Annually	11/09/2026	USD	1,230	24	30	(6)
1.3945%	SOFR	Annually	05/21/2031	USD	17,160	1,666	1,894	(228)
						$6,301	$3,790	$2,511

Percentages are based on Net Assets of $781,364 ($ Thousands).
*	Non-income producing security.
‡	Real Estate Investment Trust.
‡‡	Expiration date not available.
^	Security, or a portion thereof, is held by MARR Commodity Strategy Subsidiary, Ltd. As of November 30, 2025.
(A)	Interest rate represents the security's effective yield at the time of purchase.
(B)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(C)	Security, or portion thereof, has been pledged as collateral on securities sold short. The total market value of such securities as of November 30, 2025 was $58,643 ($ Thousands).
(D)

Security, or a portion thereof, exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On November 30, 2025, the value of these securities amounted to $62,709 ($ Thousands), representing 8.0% of the Net Assets of the Fund.

(E)	Perpetual security with no stated maturity date.
(F)	Zero coupon security.

The following is a summary of the level of inputs used as of November 30, 2025, in valuing the Fund's investments and other financial instruments carried at value ($ Thousands):
Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
U.S. Treasury Obligations	–	423,800	–	423,800
Common Stock	225,535	–	–	225,535
Corporate Obligations	–	51,013	–	51,013
Asset-Backed Securities	–	22,142	–	22,142
Mortgage-Backed Securities	–	18,515	–	18,515
U.S. Government Agency Obligations	–	11,203	–	11,203
Sovereign Debt	–	2,512	–	2,512
Registered Investment Company	1,856	–	–	1,856
Rights	13	–	–	13
Total Investments in Securities	227,404	529,185	–	756,589
Securities Sold Short
Common Stock	(16,884)	–	–	(16,884)
Total Securities Sold Short	(16,884)	–	–	(16,884)

^ This category includes securities with a value of $0.

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	5,718	–	–	5,718
Unrealized Depreciation	(1,820)	–	–	(1,820)
Forward Contracts*
Unrealized Depreciation	–	(1)	–	(1)
Centrally Cleared Swaps

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Credit Default Swaps*
Unrealized Appreciation	–	5	–	5
Interest Rate Swaps*
Unrealized Appreciation	–	3,066	–	3,066
Unrealized Depreciation	–	(555)	–	(555)
Total Other Financial Instruments	3,898	2,515	–	6,413

*	Futures contracts, forward contracts and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2025

Currency Abbreviations
AUD — Australian Dollar
BRL — Brazilian Real
CAD — Canadian Dollar
CHF — Swiss Franc
CLP — Chilean Peso
CNY — Chinese Yuan Onshore
COP — Colombian Peso
CZK — Czech Koruna
DKK — Danish Krone
DOP — Dominican Peso
EGP — Egyptian Pound
EUR — Euro
GBP — British Pound
GHS — Ghanaian Cedi
HKD — Hong Kong Dollar
HUF — Hungarian Forint
IDR — Indonesian Rupiah
ILS — Israeli New Sheckels
INR — Indian Rupee
JPY — Japanese Yen
KRW — Korean Won
KZT — Kazakhstani Tenge
MXN — Mexican Peso
MYR — Malaysian Ringgit
NGN — Nigerian Naira
NOK — Norwegian Krone
NZD — New Zealand Dollar
PEN — Peruvian Nuevo Sol
PHP— Philippine Peso
PLN — Polish Zloty
RON — Romanian Leu
RSD — Serbian Dinar
RUB — Russian Ruble
SEK — Swedish Krona
SGD — Singapore Dollar
THB — Thai Baht
TRY — Turkish Lira
TWD — Taiwan Dollar
UAH — Ukrainian Hryvnia
UGX — Ugandan Shilling
USD — U.S. Dollar
UYU — Uruguayan Peso
ZAR — South African Rand
ZMW — Zambian Zwacha

Portfolio Abbreviations
ADR — American Depositary Receipt
ARM — Adjustable Rate Mortgage
BPS — Basis Points
BUBOR — Budapest Interbank Offered Rate
CETIP — Central of Custody and Financial Settlement of Securities
Cl — Class
CLICP — Chile Indice de Camara Promedio Interbank Overnight Index
CLO — Collateralized Loan Obligation
CMO — Collateralized Mortgage Obligation
CNRR007 — 7-Day China Fixing Repo Rates
DAC — Designated Activity Company
ETF — Exchange-Traded Fund
EURIBOR — Euro London Interbank Offered Rate
FBIL — Financial Benchmarks India Pvt. Ltd.
FFCB — Federal Farm Credit Bank
FHLB — Federal Home Loan Bank
FHLMC — Federal Home Loan Mortgage Corporation
FNMA — Federal National Mortgage Association
GDR — Global Depositary Receipt
GNMA — Government National Mortgage Association
IBR — Reference Bank Indicator
IO — Interest Only — face amount represents notional amount
JIBAR — Johannesburg Interbank Average Rate
JSC — Joint-Stock Company
LIBOR— London Interbank Offered Rate
LLLP — Limited Liability Limited Partnership
LP — Limited Partnership
MEXIBOR — Mexican Interbank Offered Rate
MIBOR — Mumbai Interbank Overnight Rate
MTN — Medium Term Note
MXN - TIIE — Mexican Interbank TIIE 28-Day
NVDR — Non-Voting Depository Receipt
OIS — Overnight Index Swap
OMO — Open Market Operation
OTC — Over The Counter
PIK — Payment-in-Kind
PJSC — Public Joint-Stock Company
PO — Principal Only
PRIBOR — Prague Interbank Offered Rate
QPSC — Qatari Joint-Stock Company
RB — Revenue Bond
REIT — Real Estate Investment Trust
Ser — Series
SOFR — Secured Overnight Financing Rate
SOFR30A — Secured Overnight Financing Rate 30-day Average
SOFRINDX — Custom SOFR Index
SONIA — Sterling Overnight Index Average
TBA — To Be Announced
TELBOR — Tel Aviv Interbank Offered Rate
THOR — Thai Overnight Repurchase Rate
TSFR1M — Term Secured Overnight Financing Rate 1 Month
TSFR3M — Term Secured Overnight Financing Rate 3 Month
UMBS — Uniform Mortgage-Backed Securities
WIBOR— Warsaw Interbank Offered Rate

SEI Institutional Investments Trust

(This page intentionally left blank)

STATEMENTS OF ASSETS AND LIABILITIES ($ Thousands)

November 30, 2025 (Unaudited)

	Large Cap Fund		Large Cap Disciplined Equity Fund
Assets:
Investments, at value †	$643,976		$1,363,022
Affiliated investments, at value ††	14,036		34,361
Cash and cash equivalents	–		2
Cash pledged as collateral on futures contracts	637		1,119
Receivable for fund shares sold	154		29
Receivable for investment securities sold	888		–
Dividends and interest receivable	832		1,423
Foreign tax reclaim receivable	125		25
Receivable for variation margin on futures contracts	45		79
Prepaid expenses	5		9
Total Assets	660,698		1,400,069
Liabilities:
Payable for investment securities purchased	231		33
Payable for fund shares redeemed	10		29
Swap contracts, at value ††††	–		2,051
Payable to custodian - overdraft	–		–
Investment advisory fees payable	91		193
Custodian fees payable	9		12
Trustees fees payable	6		11
CCO fees payable	2		5
Rating fees payable	–		–
Accrued expense payable	11		27
Total Liabilities	360		2,361
Net Assets	$660,338		$1,397,708
† Cost of investments	$414,837		$966,037
†† Cost of affiliated investments	14,036		34,361
Net Assets:
Paid-in Capital — (unlimited authorization — no par value)	$263,260		$839,326
Total distributable earnings	397,078		558,382
Net Assets	$660,338		$1,397,708
Net Asset Value, Offering and Redemption Price Per Share — Class A	$17.67		$12.25
	($660,337,856 ÷ 37,364,696 shares	)	($1,397,708,460 ÷ 114,062,163 shares	)

Amounts designated as "—" are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Investments Trust

Large Cap Index Fund		S&P 500 Index Fund		Extended Market Index Fund		Small Cap Fund		Small Cap II Fund		Small/Mid Cap Equity Fund		U.S. Equity Factor Allocation Fund

$1,826,413		$4,385,249		$1,183,442		$178,990		$252,653		$872,575		$3,017,280
32,683		83,261		23,108		4,614		5,594		27,121		25,385
28		75		–		–		2		–		7,947
2,312		6,246		1,796		124		219		866		1,791
–		52		27		43		–		1		182
–		–		498		138		283		–		–
1,749		4,245		861		159		216		845		3,048
5		15		9		1		–		3		20
161		440		115		8		14		55		126
12		28		8		2		2		6		16
1,863,363		4,479,611		1,209,864		184,079		258,983		901,472		3,055,795

–		–		–		291		598		271		–
1,579		2,500		1,206		268		500		81		4,334
–		–		–		–		–		–		–
–		–		135		55		–		–		–
15		36		29		59		76		268		–
18		38		10		3		3		7		–
15		35		9		2		2		7		22
6		15		4		1		1		3		9
88		153		51		–		–		–		–
26		55		19		7		5		12		35
1,747		2,832		1,463		686		1,185		649		4,400
$1,861,616		$4,476,779		$1,208,401		$183,393		$257,798		$900,823		$3,051,395
$297,610		$1,170,393		$670,208		$146,829		$191,850		$720,683		$2,275,857
32,487		83,261		22,347		4,614		5,594		27,121		25,385

$95,538		$891,504		$620,663		$112,972		$177,086		$697,726		$2,179,362
1,766,078		3,585,275		587,738		70,421		80,712		203,097		872,033
$1,861,616		$4,476,779		$1,208,401		$183,393		$257,798		$900,823		$3,051,395
$227.58		$23.18		$19.82		$15.21		$12.32		$10.42		$16.71
($1,861,615,874 ÷ 8,180,127 shares	)	($4,476,778,767 ÷ 193,149,984 shares	)	($1,208,401,374 ÷ 60,972,235 shares	)	($183,393,465 ÷ 12,054,311 shares	)	($257,798,444 ÷ 20,930,182 shares	)	($900,823,312 ÷ 86,486,285 shares	)	($3,051,395,424 ÷ 182,588,352 shares	)

SEI Institutional Investments Trust

STATEMENTS OF ASSETS AND LIABILITIES ($ Thousands)

November 30, 2025 (Unaudited)

	U.S. Managed Volatility Fund		Global Managed Volatility Fund
Assets:
Investments, at value †	$269,274		$1,815,063
Affiliated investments, at value ††	768		14,249
Repurchase agreements†	–		–
Cash and cash equivalents	–		8,815
Cash pledged as collateral on futures contracts	22		483
Foreign currency, at value †††	272		3,907
Receivable for fund shares sold	56		1,799
Dividends and interest receivable	404		3,002
Foreign tax reclaim receivable	3		5,789
Receivable for variation margin on futures contracts	2		27
Receivable for investment securities sold	–		–
Unrealized gain on forward foreign currency contracts	–		1,641
Swap contracts, at value ††††	–		–
Prepaid expenses	4		13
Total Assets	270,805		1,854,788
Liabilities:
Payable for fund shares redeemed	14		1,932
Payable for investment securities purchased	–		–
Income distribution payable	–		–
Payable to custodian - overdraft	–		–
Payable for variation margin on futures contracts	–		–
Unrealized loss on foreign currency spot contracts	–		–
Unrealized loss on forward foreign currency contracts	–		2,757
Investment advisory fees payable	38		319
Custodian fees payable	9		–
Trustees fees payable	3		15
CCO fees payable	1		6
Accrued expense payable	15		38
Accrued foreign capital gains tax on appreciated securities	–		–
Total Liabilities	80		5,067
Net Assets	$270,725		$1,849,721
† Cost of investments	$232,633		$1,594,099
†† Cost of affiliated investments	768		14,249
††† Cost of foreign currency	270		3,941
†††† Cost (Premiums received)	–		–
Net Assets:
Paid-in Capital — (unlimited authorization — no par value)	$88,332		$1,383,080
Total distributable earnings (accumulated losses)	182,393		466,641
Net Assets	$270,725		$1,849,721
Net Asset Value, Offering and Redemption Price Per Share — Class A	$12.10		$12.94
	($270,725,341 ÷ 22,378,696 shares	)	($1,849,720,702 ÷ 142,974,814 shares	)

Amounts designated as "—" are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Investments Trust

World Equity Ex-US Fund		Screened World Equity Ex-US Fund		Emerging Markets Equity Fund		Opportunistic Income Fund		Core Fixed Income Fund		High Yield Bond Fund		Long Duration Fund

$8,317,511		$149,692		$648,098		$413,768		$9,903,202		$1,998,875		$702,186
100,557		1,886		11,653		19,451		445,879		68,887		17,778
–		–		–		8,800		–		–		–
126,378		2,800		11,291		–		–		353		847
7,109		67		350		–		4,600		–		560
16,528		36		2,618		–		–		257		–
397		3		9,150		22		4,933		958		–
15,714		240		735		1,806		53,874		30,702		6,838
33,157		543		105		3		373		79		25
271		5		19		6		481		–		148
139		106		1,264		2,810		62,269		5,578		1,214
–		–		–		–		–		16		–
20,208		507		–		–		–		–		–
55		20		5		3		60		13		3
8,638,024		155,905		685,288		446,669		10,475,671		2,105,718		729,599

5,648		21		9,020		55		104		161		444
4,601		177		2,183		10,838		641,835		16,214		13,304
–		–		–		–		1,895		616		–
–		–		–		1,005		6		–		–
6		–		–		1		928		–		163
7		–		1		–		–		–		–
–		–		–		–		–		–		–
1,681		29		293		78		722		443		62
291		32		149		4		78		19		4
36		1		5		3		72		16		4
16		–		2		1		31		7		2
27		6		16		27		242		67		25
2,811		44		1,028		–		–		–		–
15,124		310		12,697		12,012		645,913		17,543		14,008
$8,622,900		$155,595		$672,591		$434,657		$9,829,758		$2,088,175		$715,591
$6,558,468		$126,269		$489,190		$423,519		$9,881,939		$1,986,053		$715,985
100,557		1,886		11,653		19,451		445,879		68,887		17,778
16,461		33		2,554		–		–		258		–
–		–		–		–		–		–		–

$5,905,437		$107,684		$373,906		$470,717		$11,027,875		$2,717,356		$895,557
2,717,463		47,911		298,685		(36,060)		(1,198,117)		(629,181)		(179,966)
$8,622,900		$155,595		$672,591		$434,657		$9,829,758		$2,088,175		$715,591
$15.23		$13.66		$12.56		$8.06		$9.02		$7.09		$6.01
($8,622,899,553 ÷ 566,172,663 shares	)	($155,595,410 ÷ 11,387,335 shares	)	($672,591,255 ÷ 53,532,942 shares	)	($434,657,160 ÷ 53,911,080 shares	)	($9,829,757,717 ÷ 1,089,332,161 shares	)	($2,088,175,290 ÷ 294,369,927 shares	)	($715,591,055 ÷ 119,065,283 shares	)

SEI Institutional Investments Trust

STATEMENTS OF ASSETS AND LIABILITIES / CONSOLIDATED STATEMENTS OF ASSETS AND LIABILITIES ($ Thousands)

November 30, 2025 (Unaudited)

	Long Duration Credit Fund		Ultra Short Duration Bond Fund
Assets:
Investments, at value †	$3,113,638		$352,570
Affiliated investments, at value ††	23,727		4,866
Repurchase agreements†	–		8,100
Cash and cash equivalents	1,247		1,420
Cash pledged as collateral on OTC swap contracts	–		–
Cash pledged as collateral on futures contracts	1,400		90
Foreign currency, at value †††	–		–
Receivable for fund shares sold	–		72
Dividends and interest receivable	36,664		2,348
Foreign tax reclaim receivable	698		54
Receivable for variation margin on futures contracts	247		10
Receivable for investment securities sold	–		60
Unrealized gain on forward foreign currency contracts	–		–
Swap contracts, at value ††††	–		–
Receivable for variation margin on swap contracts	–		–
Prepaid expenses	21		3
Total Assets	3,177,642		369,593
Liabilities:
Payable for investment securities purchased	14,093		11,349
Payable for variation margin on futures contracts	440		4
Payable for fund shares redeemed	8		24
Income distribution payable	1		7
Payable for securities sold short@	–		–
Swap contracts, at value ††††	–		–
Options and swaptions written, at value ^^	–		–
Payable for variation margin on swap contracts	–		–
Unrealized loss on foreign currency spot contracts	–		–
Unrealized loss on forward foreign currency contracts	–		–
Investment advisory fees payable	309		27
Custodian fees payable	29		5
Trustees fees payable	24		3
CCO fees payable	11		1
Interest payable	–		103
Accrued expense payable	82		36
Total Liabilities	14,997		11,559
Net Assets	$3,162,645		$358,034
† Cost of investments	$3,363,480		$360,021
†† Cost of affiliated investments	23,727		4,866
††† Cost of foreign currency	–		–
†††† Cost (Premiums received)	–		–
^^ Premiums received from written options and swaptions	–		–
@Proceeds from securities sold short	–		–
Net Assets:
Paid-in Capital — (unlimited authorization — no par value)	$3,883,168		$366,151
Total distributable earnings (accumulated losses)	(720,523)		(8,117)
Net Assets	$3,162,645		$358,034
Net Asset Value, Offering and Redemption Price Per Share — Class A	$7.98		$10.00
	($3,162,645,360 ÷ 396,213,105 shares	)	($358,034,105 ÷ 35,819,941 shares	)

Amounts designated as "—" are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Investments Trust

Emerging Markets Debt Fund	Real Return Fund		Limited Duration Bond Fund		Intermediate Duration Credit Fund		Dynamic Asset Allocation Fund		Multi-Asset Real Return Fund

$1,677,088	$269,014		$1,885,992		$4,061,192		$1,608,246		$756,589
–	–		38,367		52,413		24,895		–
–	–		–		–		–		–
33,772	1,537		1,476		893		309,915		32,169
10,812	–		–		–		–		–
177	–		1,165		–		1,746		7,691
1,417	–		–		–		–		–
381	1,940		3,380		–		53		1,057
33,330	629		10,510		41,521		2,391		1,967
–	–		62		–		5		1
17	–		92		125		2,046		2,293
8,191	–		1,396		–		–		175
7,707	–		–		–		–		–
212	–		–		–		208		–
783	–		–		–		2,280		48
11	2		13		27		9		5
1,773,898	273,122		1,942,453		4,156,171		1,951,794		801,995

788	–		126,977		39,007		–		2,687
–	–		56		98		–		793
656	1,064		30		3,888		2,499		101
–	–		265		–		–		–
–	–		–		–		–		16,884
221	–		–		–		285		–
617	–		–		–		472		–
937	–		–		–		2,771		9
5	–		–		–		–		–
8,986	–		–		–		–		1
520	–		119		407		16		115
160	5		20		40		4		4
13	2		15		31		14		6
6	1		7		14		6		3
–	–		8		–		–		–
59	7		48		92		35		28
12,968	1,079		127,545		43,577		6,102		20,631
$1,760,930	$272,043		$1,814,908		$4,112,594		$1,945,692		$781,364
$1,580,212	$266,001		$1,871,460		$4,102,424		$539,963		$646,142
–	–		38,367		52,413		24,895		–
3,245	–		–		–		–		–
518	–		–		–		–		–
(1,262)	–		–		–		–		–
–	–		–		–		–		(15,318)

$2,039,460	$282,063		$1,852,768		$4,508,872		$630,622		$920,439
(278,530)	(10,020)		(37,860)		(396,278)		1,315,070		(139,075)
$1,760,930	$272,043		$1,814,908		$4,112,594		$1,945,692		$781,364
$9.47	$9.41		$9.71		$9.02		$21.80		$7.65
($1,760,930,214 ÷ 185,973,931 shares )	($272,042,665 ÷ 28,921,130 shares	)	($1,814,907,584 ÷ 186,995,526 shares	)	($4,112,594,035 ÷ 455,732,795 shares	)	($1,945,691,879 ÷ 89,241,452 shares	)	($781,364,368 ÷ 102,146,818 shares )

SEI Institutional Investments Trust

STATEMENTS OF OPERATIONS ($ Thousands)

For the six month period ended November 30, 2025 (Unaudited)

	Large Cap Fund	Large Cap Disciplined Equity Fund
Investment Income:
Dividends	$5,228	$9,038
Income from affiliated investments	305	684
Interest income	15	628
Less: foreign taxes withheld	(23)	(33)
Total Investment Income	5,525	10,317
Expenses:
Investment advisory fees	1,416	2,778
Administration fees	177	347
Trustees' fees	11	21
Chief compliance officer fees	3	6
Professional fees	15	28
Custodian/wire agent fees	15	26
Registration fees	5	9
Printing fees	4	7
Pricing fees	4	6
Licensing fees	–	–
Rating fees	–	–
Other expenses	14	14
Total Expenses	1,664	3,242
Less:
Waiver of investment advisory fees	(838)	(1,644)
Waiver of administration fees	(177)	(347)
Net Expenses	649	1,251
Net Investment Income	4,876	9,066
Net Realized Gain (Loss) on:
Investments	96,237	110,242
Affiliated investments	–	–
Futures contracts	2,160	4,463
Swap contracts	–	(1,537)
Net Realized Gain	98,397	113,168
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	324	79,862
Affiliated investments	–	–
Futures contracts	(791)	(2,109)
Swap contracts	–	(3,237)
Net Change in Unrealized Appreciation (Depreciation)	(467)	74,516
Net Realized and Unrealized Gain	97,930	187,684
Net Increase in Net Assets Resulting from Operations	$102,806	$196,750

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Investments Trust

Large Cap Index Fund	S&P 500 Index Fund	Extended Market Index Fund	Small Cap Fund	Small Cap II Fund	Small/Mid Cap Equity Fund	U.S. Equity Factor Allocation Fund

$11,049	$26,330	$6,951	$1,632	$1,853	$6,400	$19,910
738	1,722	331	83	119	570	534
53	120	25	4	6	22	220
(5)	(6)	(24)	(5)	(9)	(8)	(40)
11,835	28,166	7,283	1,714	1,969	6,984	20,624

468	668	714	670	796	2,957	3,558
468	1,113	298	52	61	227	712
28	66	18	3	4	14	42
8	19	5	1	1	4	12
38	90	24	4	5	19	57
37	84	22	5	5	17	16
12	27	7	2	2	5	14
10	23	6	1	1	5	14
11	16	15	5	4	5	12
–	457	–	–	–	–	–
94	–	–	–	–	–	–
32	74	79	3	3	14	42
1,206	2,637	1,188	746	882	3,267	4,479

(375)	(445)	(536)	(258)	(343)	(1,274)	(3,558)
(468)	(1,113)	(298)	(52)	(61)	(227)	(712)
363	1,079	354	436	478	1,766	209
11,472	27,087	6,929	1,278	1,491	5,218	20,415

155,850	269,756	51,541	23,904	13,919	18,937	59,739
32	–	–	–	–	–	–
6,276	14,975	4,005	349	894	2,952	4,856
–	–	–	–	–	–	–
162,158	284,731	55,546	24,253	14,813	21,889	64,595

110,809	367,239	114,389	5,137	27,362	48,737	290,642
(47)	–	(81)	–	–	–	–
(1,411)	(3,016)	(413)	(11)	(291)	(749)	(1,125)
–	–	–	–	–	–	–
109,351	364,223	113,895	5,126	27,071	47,988	289,517
271,509	648,954	169,441	29,379	41,884	69,877	354,112
$282,981	$676,041	$176,370	$30,657	$43,375	$75,095	$374,527

SEI Institutional Investments Trust

STATEMENTS OF OPERATIONS ($ Thousands)

For the six month period ended November 30, 2025 (Unaudited)

	U.S. Managed Volatility Fund	Global Managed Volatility Fund	World Equity Ex-US Fund
Investment Income:
Dividends	$4,151	$24,216	$103,105
Income from affiliated investments	159	831	2,144
Interest income	6	142	2,335
Less: foreign taxes withheld	(16)	(1,595)	(15,119)
Total Investment Income	4,300	23,594	92,465
Expenses:
Investment advisory fees	985	6,179	23,484
Administration fees	90	475	2,135
Trustees' fees	6	29	95
Chief compliance officer fees	1	8	24
Custodian/wire agent fees	11	94	718
Pricing fees	11	11	37
Professional fees	7	39	124
Registration fees	5	13	49
Printing fees	2	10	31
Other expenses	5	20	127
Total Expenses	1,123	6,878	26,824
Less:
Waiver of investment advisory fees	(667)	(4,119)	(13,237)
Waiver of administration fees	(90)	(475)	(2,135)
Net Expenses	366	2,284	11,452
Net Investment Income	3,934	21,310	81,013
Net Realized Gain (Loss) on:
Investments	72,393	110,534	503,802
Futures contracts	759	2,459	16,020
Foreign currency transactions	2	6	(1,058)
Foreign forward currency contracts	–	8,076	(80)
Purchased options and swaptions	–	–	–
Foreign capital gains tax	–	(17)	(7)
Swap contracts	–	–	(3,533)
Net Realized Gain (Loss)	73,154	121,058	515,144
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(60,622)	(23,382)	279,829
Futures contracts	(112)	74	100
Purchased options and swaptions	–	–	–
Swap contracts	–	–	2,106
Foreign capital gains tax on appreciated securities	–	–	(720)
Foreign currency translation of other assets and liabilities denominated in foreign currencies	(5)	(109)	119
Foreign forward currency contracts	–	(264)	–
Net Change in Unrealized Appreciation (Depreciation)	(60,739)	(23,681)	281,434
Net Realized and Unrealized Gain (Loss)	12,415	97,377	796,578
Net Increase in Net Assets Resulting from Operations	$16,349	$118,687	$877,591

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Investments Trust

Screened World Equity Ex-US Fund	Emerging Markets Equity Fund	Opportunistic Income Fund	Core Fixed Income Fund	High Yield Bond Fund	Long Duration Fund

$2,126	$10,324	$–	$–	$503	$–
97	146	380	7,007	1,382	299
62	221	13,195	209,252	158,123	14,095
(281)	(1,131)	(1)	(11)	(25)	(3)
2,004	9,560	13,574	216,248	159,983	14,391

578	2,988	959	14,230	5,035	838
44	176	107	1,742	516	140
2	11	6	140	31	8
1	3	2	39	8	2
71	380	8	181	40	10
9	6	122	314	115	48
3	14	9	192	42	11
1	5	3	51	13	3
1	4	2	48	10	3
3	8	4	93	21	5
713	3,595	1,222	17,030	5,831	1,068

(373)	(1,149)	(490)	(9,961)	(2,350)	(513)
(44)	(176)	(107)	(1,742)	(516)	(140)
296	2,270	625	5,327	2,965	415
1,708	7,290	12,949	210,921	157,018	13,976

12,480	113,689	(732)	15,333	(45,765)	(1,288)
816	2,269	(76)	(842)	–	75
(30)	(106)	–	24	(19)	–
(11)	–	–	–	(35)	–
–	–	–	(533)	–	–
–	(994)	–	–	–	–
456	–	–	–	–	–
13,711	114,858	(808)	13,982	(45,819)	(1,213)

1,470	30,681	1,039	241,672	(15,570)	26,041
(26)	86	20	1,161	–	392
–	–	–	(2,095)	–	–
(40)	–	–	–	–	–
(11)	1,536	–	–	–	–
–	59	16	(24)	(1)	–
7	–	–	–	56	–
1,400	32,362	1,075	240,714	(15,515)	26,433
15,111	147,220	267	254,696	(61,334)	25,220
$16,819	$154,510	$13,216	$465,617	$95,684	$39,196

SEI Institutional Investments Trust

STATEMENTS OF OPERATIONS / CONSOLIDATED STATEMENTS OF OPERATIONS ($ Thousands)

For the six month period ended November 30, 2025 (Unaudited)

	Long Duration Credit Fund	Ultra Short Duration Bond Fund	Emerging Markets Debt Fund
Investment Income:
Dividends	$–	$–	$–
Income from affiliated investments	613	57	–
Interest income	82,360	8,835	67,437
Less: foreign taxes withheld	–	(4)	(1,194)
Total Investment Income	82,973	8,888	66,243
Expenses:
Investment advisory fees	4,826	282	5,173
Administration fees	804	94	431
Trustees' fees	48	6	26
Chief compliance officer fees	14	2	7
Pricing fees	80	68	72
Professional fees	66	7	35
Custodian/wire agent fees	62	9	294
Registration fees	20	3	11
Printing fees	17	2	9
Dividend expense on securities sold short	–	–	–
Other expenses	34	4	18
Total Expenses	5,971	477	6,076
Less:
Waiver of investment advisory fees	(2,896)	(113)	(2,069)
Waiver of administration fees	(804)	(94)	(431)
Net Expenses	2,271	270	3,576
Net Investment Income	80,702	8,618	62,667
Net Realized Gain (Loss) on:
Investments	(31,257)	(414)	21,336
Securities sold short	–	–	–
Futures contracts	2,381	(22)	(352)
Foreign currency transactions	–	–	3,120
Foreign forward currency contracts	–	–	(3,065)
Purchased options and swaptions	–	–	259
Foreign capital gains tax	–	–	(112)
Written options and swaptions	–	–	1,776
Swap contracts	–	–	1,433
Net Realized Gain (Loss)	(28,876)	(436)	24,395
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	195,774	1,401	100,266
Securities sold short	–	–	–
Futures contracts	(704)	(5)	65
Purchased options and swaptions	–	–	(259)
Written options and swaptions	–	–	551
Swap contracts	–	–	(111)
Foreign currency translation of other assets and liabilities denominated in foreign currencies	–	–	(363)
Foreign forward currency contracts	–	–	1,909
Net Change in Unrealized Appreciation (Depreciation)	195,070	1,396	102,058
Net Realized and Unrealized Gain	166,194	960	126,453
Net Increase in Net Assets Resulting from Operations	$246,896	$9,578	$189,120

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Investments Trust

Real Return Fund	Limited Duration Bond Fund	Intermediate Duration Credit Fund	Dynamic Asset Allocation Fund	Multi-Asset Real Return Fund

$–	$–	$–	$8,653	$2,575
–	1,088	956	454	–
6,049	43,569	96,706	7,105	13,077
–	(23)	–	(2)	(2)
6,049	44,634	97,662	16,210	15,650

289	2,457	5,108	5,556	2,092
66	491	1,022	463	190
4	30	61	27	11
1	8	17	8	3
1	62	67	22	36
5	40	82	36	15
4	41	83	12	12
2	13	26	9	5
1	10	20	9	4
–	–	3	–	30
3	21	42	30	8
376	3,173	6,531	6,172	2,406

(289)	(1,671)	(2,656)	(5,463)	(1,407)
(66)	(491)	(1,022)	(463)	(190)
21	1,011	2,853	246	809
6,028	43,623	94,809	15,964	14,841

(205)	7,441	5,251	2,205	12,280
–	–	–	–	(6,326)
–	(1,458)	(1,759)	55,490	(1,855)
–	–	–	(3)	63
–	–	–	–	(9)
–	(123)	–	(4,908)	(54)
–	–	–	–	–
–	–	–	8,238	8
–	–	–	32,092	(840)
(205)	5,860	3,492	93,114	3,267

705	8,704	117,103	205,163	6,280
–	–	–	–	1,428
–	220	245	(1,722)	11,628
–	(212)	–	8,460	–
–	–	–	(5,326)	–
–	–	–	(27,156)	299
–	–	–	625	1
–	–	–	–	(5)
705	8,712	117,348	180,044	19,631
500	14,572	120,840	273,158	22,898
$6,528	$58,195	$215,649	$289,122	$37,739

SEI Institutional Investments Trust

STATEMENTS OF CHANGES IN NET ASSETS ($ Thousands)

For the six month period ended November 30, 2025 (Unaudited) and the year ended May 31, 2025

	Large Cap Fund		Large Cap Disciplined Equity Fund
	06/01/25 to 11/30/25	06/01/24 to 05/31/25	06/01/25 to 11/30/25	06/01/24 to 05/31/25
Operations:
Net investment income	$4,876	$13,424	$9,066	$19,542
Net realized gain	98,397	112,681	113,168	136,088
Net change in unrealized appreciation (depreciation)	(467)	(27,223)	74,516	4,804
Net Increase in Net Assets Resulting from Operations	102,806	98,882	196,750	160,434
Distributions:
Class A	(5,004)	(94,582)	—	(230,152)
Total Distributions	(5,004)	(94,582)	—	(230,152)
Capital Share Transactions:(1)
Class A:
Proceeds from shares issued	14,577	50,466	68,966	304,011
Reinvestment of dividends & distributions	4,929	88,093	—	209,822
Cost of shares redeemed	(260,486)	(138,432)	(186,055)	(311,556)
Net Increase (Decrease) from Class A Transactions	(240,980)	127	(117,089)	202,277
Net Increase (Decrease) in Net Assets	(143,178)	4,427	79,661	132,559
Net Assets
Beginning of Period	803,516	799,089	1,318,047	1,185,488
End of Period	$660,338	$803,516	$1,397,708	$1,318,047

(1) See Note 7 in the Notes to Financial Statements for additional information.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Investments Trust

Large Cap Index Fund		S&P 500 Index Fund		Extended Market Index Fund		Small Cap Fund		Small Cap II Fund
06/01/25 to 11/30/25	06/01/24 to 05/31/25	06/01/25 to 11/30/25	06/01/24 to 05/31/25	06/01/25 to 11/30/25	06/01/24 to 05/31/25	06/01/25 to 11/30/25	06/01/24 to 05/31/25	06/01/25 to 11/30/25	06/01/24 to 05/31/25

$11,472	$24,927	$27,087	$56,831	$6,929	$13,034	$1,278	$3,432	$1,491	$3,829
162,158	230,668	284,731	431,200	55,546	85,109	24,253	24,908	14,813	16,334
109,351	(9,524)	364,223	64,143	113,895	19,095	5,126	(15,946)	27,071	(18,221)
282,981	246,071	676,041	552,174	176,370	117,238	30,657	12,394	43,375	1,942

(12,150)	(237,580)	(26,947)	(888,026)	(5,658)	(126,969)	(1,292)	(9,305)	(1,597)	(25,152)
(12,150)	(237,580)	(26,947)	(888,026)	(5,658)	(126,969)	(1,292)	(9,305)	(1,597)	(25,152)

69,506	369,850	295,844	577,804	65,022	177,974	4,961	33,169	14,892	68,311
11,648	226,941	25,979	860,300	5,495	122,538	1,267	9,120	1,544	24,189
(442,613)	(495,441)	(671,159)	(1,243,109)	(155,150)	(325,178)	(103,478)	(41,685)	(52,577)	(64,154)
(361,459)	101,350	(349,336)	194,995	(84,633)	(24,666)	(97,250)	604	(36,141)	28,346
(90,628)	109,841	299,758	(140,857)	86,079	(34,397)	(67,885)	3,693	5,637	5,136

1,952,244	1,842,403	4,177,021	4,317,878	1,122,322	1,156,719	251,278	247,585	252,161	247,025
$1,861,616	$1,952,244	$4,476,779	$4,177,021	$1,208,401	$1,122,322	$183,393	$251,278	$257,798	$252,161

SEI Institutional Investments Trust

STATEMENTS OF CHANGES IN NET ASSETS ($ Thousands)

For the six month period ended November 30, 2025 (Unaudited) and the year ended May 31, 2025

	Small/Mid Cap Equity Fund		U.S. Equity Factor Allocation Fund		U.S. Managed Volatility Fund
	06/01/25 to 11/30/25	06/01/24 to 05/31/25	06/01/25 to 11/30/25	06/01/24 to 05/31/25	06/01/25 to 11/30/25	06/01/24 to 05/31/25
Operations:
Net investment income	$5,218	$9,473	$20,415	$30,324	$3,934	$17,355
Net realized gain	21,889	65,800	64,595	133,359	73,154	106,590
Net change in unrealized appreciation (depreciation)	47,988	(60,856)	289,517	115,614	(60,739)	(26,806)
Net Increase in Net Assets Resulting from Operations	75,095	14,417	374,527	279,297	16,349	97,139
Distributions:
Class A	(5,007)	(60,029)	(19,136)	(160,541)	(5,065)	(79,719)
Total Distributions	(5,007)	(60,029)	(19,136)	(160,541)	(5,065)	(79,719)
Capital Share Transactions:(1)
Class A:
Proceeds from shares issued	96,281	168,064	338,516	1,118,662	47,167	73,022
Reinvestment of dividends & distributions	4,653	56,625	18,477	157,184	4,942	78,201
Cost of shares redeemed	(107,962)	(144,192)	(196,629)	(332,005)	(493,629)	(200,345)
Net Increase (Decrease) from Class A Transactions	(7,028)	80,497	160,364	943,841	(441,520)	(49,122)
Net Increase (Decrease) in Net Assets	63,060	34,885	515,755	1,062,597	(430,236)	(31,702)
Net Assets
Beginning of Period	837,763	802,878	2,535,640	1,473,043	700,961	732,663
End of Period	$900,823	$837,763	$3,051,395	$2,535,640	$270,725	$700,961

(1) See Note 7 in the Notes to Financial Statements for additional information.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Investments Trust

Global Managed Volatility Fund		World Equity Ex-US Fund		Screened World Equity Ex-US Fund		Emerging Markets Equity Fund
06/01/25 to 11/30/25	06/01/24 to 05/31/25	06/01/25 to 11/30/25	06/01/24 to 05/31/25	06/01/25 to 11/30/25	06/01/24 to 05/31/25	06/01/25 to 11/30/25	06/01/24 to 05/31/25

$21,310	$58,196	$81,013	$241,089	$1,708	$4,757	$7,290	$23,022
121,058	170,243	515,144	512,573	13,711	9,798	114,858	31,129
(23,681)	100,783	281,434	362,142	1,400	9,037	32,362	32,611
118,687	329,222	877,591	1,115,804	16,819	23,592	154,510	86,762

—	(209,560)	—	(300,352)	—	(6,655)	—	(48,673)
—	(209,560)	—	(300,352)	—	(6,655)	—	(48,673)

474,971	633,652	331,998	1,056,555	3,410	18,790	8,490	97,601
—	208,264	—	285,605	—	4,486	—	45,007
(834,410)	(895,365)	(999,054)	(1,462,952)	(40,485)	(20,780)	(257,835)	(325,966)
(359,439)	(53,449)	(667,056)	(120,792)	(37,075)	2,496	(249,345)	(183,358)
(240,752)	66,213	210,535	694,660	(20,256)	19,433	(94,835)	(145,269)

2,090,473	2,024,260	8,412,365	7,717,705	175,851	156,418	767,426	912,695
$1,849,721	$2,090,473	$8,622,900	$8,412,365	$155,595	$175,851	$672,591	$767,426

SEI Institutional Investments Trust

STATEMENTS OF CHANGES IN NET ASSETS ($ Thousands)

For the six month period ended November 30, 2025 (Unaudited) and the year ended May 31, 2025

	Opportunistic Income Fund		Core Fixed Income Fund		High Yield Bond Fund
	06/01/25 to 11/30/25	06/01/24 to 05/31/25	06/01/25 to 11/30/25	06/01/24 to 05/31/25	06/01/25 to 11/30/25	06/01/24 to 05/31/25
Operations:
Net investment income	$12,949	$25,992	$210,921	$365,974	$157,018	$182,269
Net realized gain (loss)	(808)	(1,282)	13,982	(93,812)	(45,819)	(49,423)
Net change in unrealized appreciation (depreciation)	1,075	1,425	240,714	181,468	(15,515)	45,440
Net Increase in Net Assets Resulting from Operations	13,216	26,135	465,617	453,630	95,684	178,286
Distributions:
Class A	(12,523)	(25,331)	(200,385)	(349,865)	(83,217)	(171,640)
Total Distributions	(12,523)	(25,331)	(200,385)	(349,865)	(83,217)	(171,640)
Capital Share Transactions:(1)
Class A:
Proceeds from shares issued	65,861	106,387	1,100,234	2,006,419	197,733	343,704
Reinvestment of dividends & distributions	11,391	22,787	186,036	325,971	78,107	162,239
Cost of shares redeemed	(50,097)	(120,392)	(590,508)	(828,246)	(204,443)	(333,723)
Net Increase (Decrease) from Class A Transactions	27,155	8,782	695,762	1,504,144	71,397	172,220
Net Increase (Decrease) in Net Assets	27,848	9,586	960,994	1,607,909	83,864	178,866
Net Assets
Beginning of Period	406,809	397,223	8,868,764	7,260,855	2,004,311	1,825,445
End of Period	$434,657	$406,809	$9,829,758	$8,868,764	$2,088,175	$2,004,311

(1) See Note 7 in the Notes to Financial Statements for additional information.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Investments Trust

Long Duration Fund		Long Duration Credit Fund		Ultra Short Duration Bond Fund		Emerging Markets Debt Fund
06/01/25 to 11/30/25	06/01/24 to 05/31/25	06/01/25 to 11/30/25	06/01/24 to 05/31/25	06/01/25 to 11/30/25	06/01/24 to 05/31/25	06/01/25 to 11/30/25	06/01/24 to 05/31/25

$13,976	$20,021	$80,702	$155,151	$8,618	$22,719	$62,667	$124,374
(1,213)	(19,779)	(28,876)	(83,403)	(436)	(470)	24,395	(42,760)
26,433	3,967	195,070	9,933	1,396	2,877	102,058	76,912
39,196	4,209	246,896	81,681	9,578	25,126	189,120	158,526

(13,982)	(20,029)	(80,749)	(155,175)	(8,468)	(22,014)	(61,864)	(95,637)
(13,982)	(20,029)	(80,749)	(155,175)	(8,468)	(22,014)	(61,864)	(95,637)

208,053	1,026,212	307,850	571,189	29,805	144,207	113,668	175,808
13,982	19,832	79,887	154,887	8,417	21,853	57,897	89,279
(26,661)	(918,196)	(401,668)	(801,508)	(136,841)	(215,615)	(214,242)	(286,546)
195,374	127,848	(13,931)	(75,432)	(98,619)	(49,555)	(42,677)	(21,459)
220,588	112,028	152,216	(148,926)	(97,509)	(46,443)	84,579	41,430

495,003	382,975	3,010,429	3,159,355	455,543	501,986	1,676,351	1,634,921
$715,591	$495,003	$3,162,645	$3,010,429	$358,034	$455,543	$1,760,930	$1,676,351

SEI Institutional Investments Trust

STATEMENTS OF CHANGES IN NET ASSETS / CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS ($ Thousands)

For the six month period ended November 30, 2025 (Unaudited) and the year ended May 31, 2025

	Real Return Fund		Limited Duration Bond Fund
	06/01/25 to 11/30/25	06/01/24 to 05/31/25	06/01/25 to 11/30/25	06/01/24 to 05/31/25
Operations:
Net investment income	$6,028	$9,373	$43,623	$96,564
Net realized gain (loss)	(205)	(2,409)	5,860	7,134
Net change in unrealized appreciation (depreciation)	705	10,704	8,712	22,052
Net Increase in Net Assets Resulting from Operations	6,528	17,668	58,195	125,750
Distributions:
Class A	(6,183)	(10,596)	(42,307)	(94,200)
Total Distributions	(6,183)	(10,596)	(42,307)	(94,200)
Capital Share Transactions:(1)
Class A:
Proceeds from shares issued	31,558	27,311	132,848	458,068
Reinvestment of dividends & distributions	6,105	10,144	40,786	93,652
Cost of shares redeemed	(20,114)	(61,727)	(341,752)	(841,943)
Net Increase (Decrease) from Class A Transactions	17,549	(24,272)	(168,118)	(290,223)
Net Increase (Decrease) in Net Assets	17,894	(17,200)	(152,230)	(258,673)
Net Assets
Beginning of Period	254,149	271,349	1,967,138	2,225,811
End of Period	$272,043	$254,149	$1,814,908	$1,967,138

(1) See Note 7 in the Notes to Financial Statements for additional information.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Investments Trust

Intermediate Duration Credit Fund		Dynamic Asset Allocation Fund		Multi-Asset Real Return Fund
06/01/25 to 11/30/25	06/01/24 to 05/31/25	06/01/25 to 11/30/25	06/01/24 to 05/31/25	06/01/25 to 11/30/25	06/01/24 to 05/31/25

$94,809	$187,022	$15,964	$31,770	$14,841	$30,925
3,492	(33,218)	93,114	228,096	3,267	17,743
117,348	64,957	180,044	533	19,631	(17,617)
215,649	218,761	289,122	260,399	37,739	31,051

(94,591)	(187,089)	—	(420,677)	—	(35,945)
(94,591)	(187,089)	—	(420,677)	—	(35,945)

299,145	827,711	192,547	194,150	86,177	125,496
93,917	186,715	—	388,823	—	32,767
(525,322)	(897,562)	(220,819)	(439,220)	(124,507)	(176,761)
(132,260)	116,864	(28,272)	143,753	(38,330)	(18,498)
(11,202)	148,536	260,850	(16,525)	(591)	(23,392)

4,123,796	3,975,260	1,684,842	1,701,367	781,955	805,347
$4,112,594	$4,123,796	$1,945,692	$1,684,842	$781,364	$781,955

SEI Institutional Investments Trust

FINANCIAL HIGHLIGHTS

For the period ended November 30, 2025 (Unaudited) and the years ended May 31,

For a share outstanding throughout each period

	Net Asset Value, Beginning of Year/Period	Net Investment Income(1)	Net Realized and Unrealized Gains (Losses)	Total from Operations	Distributions from Net Investment Income	Distributions from Net Realized Capital Gains	Total Distributions	Net Asset Value, End of Year/Period	Total Return†	Net Assets End of Year/Period ($ Thousands)	Ratio of Net Expenses to Average Net Assets#*	Ratio of Expenses to Average Net Assets (Excluding Waivers)#	Ratio of Net Investment Income to Average Net Assets~	Portfolio Turnover Rate†
Large Cap Fund
Class A
2025@	$15.43	$0.11	$2.24	$2.35	$(0.11)	$—	$(0.11)	$17.67	15.28%	$660,338	0.18%	0.47%	1.38%	34%
2025	15.37	0.26	1.67	1.93	(0.27)	(1.60)	(1.87)	15.43	12.92	803,516	0.18	0.47	1.63	85
2024	13.18	0.27	3.04	3.31	(0.26)	(0.86)	(1.12)	15.37	26.05	799,089	0.18	0.47	1.87	77
2023	15.07	0.27	(0.45)	(0.18)	(0.27)	(1.44)	(1.71)	13.18	(0.74)	704,477	0.18	0.47	1.99	88
2022	18.68	0.27	(0.36)	(0.09)	(0.27)	(3.25)	(3.52)	15.07	(1.96)	773,846	0.18	0.47	1.56	76
2021	13.95	0.27	5.57	5.84	(0.29)	(0.82)	(1.11)	18.68	43.39	1,097,320	0.18	0.47	1.70	78
Large Cap Disciplined Equity Fund
Class A
2025@	$10.62	$0.08	$1.55	$1.63	$—	$—	$—	$12.25	15.35%	$1,397,708	0.18%	0.47%	1.31%	50%
2025	11.34	0.17	1.29	1.46	(0.36)	(1.82)	(2.18)	10.62	13.18	1,318,047	0.18	0.47	1.54	113
2024	9.18	0.18	2.49	2.67	(0.44)	(0.07)	(0.51)	11.34	29.65	1,185,488	0.18	0.47	1.76	137
2023	9.58	0.14	(0.05)	0.09	(0.18)	(0.31)	(0.49)	9.18	1.27	1,276,028	0.17	0.47	1.56	118
2022	12.65	0.15	0.21	0.36	(0.31)	(3.12)	(3.43)	9.58	0.39	1,389,157	0.17	0.47	1.28	146
2021	9.71	0.17	3.73	3.90	(0.21)	(0.75)	(0.96)	12.65	42.00	1,668,804	0.17	0.47	1.51	142
Large Cap Index Fund
Class A
2025@	$197.21	$1.32	$30.42	$31.74	$(1.37)	$—	$(1.37)	$227.58	16.14%	$1,861,616	0.04%	0.13%	1.22%	3%
2025	199.60	2.78	23.84	26.62	(2.81)	(26.20)	(29.01)	197.21	13.57	1,952,244	0.04	0.13	1.36	16
2024	176.71	2.83	43.82	46.65	(2.70)	(21.06)	(23.76)	199.60	28.03	1,842,403	0.04	0.13	1.50	12
2023	201.38	2.94	(0.53)	2.41	(2.94)	(24.14)	(27.08)	176.71	2.39	1,659,371	0.05	0.14	1.62	11
2022	226.91	3.06	(6.83)	(3.77)	(3.13)	(18.63)	(21.76)	201.38	(2.74)	1,919,037	0.04	0.13	1.34	18
2021	163.61	2.89	65.82	68.71	(2.95)	(2.46)	(5.41)	226.91	42.57	2,297,701	0.03	0.12	1.47	20
S&P 500 Index Fund
Class A
2025@	$20.01	$0.13	$3.17	$3.30	$(0.13)	$—	$(0.13)	$23.18	16.54%	$4,476,779	0.05%	0.12%	1.22%	4%
2025	22.25	0.29	2.63	2.92	(0.31)	(4.85)	(5.16)	20.01	13.45	4,177,021	0.05	0.12	1.33	5
2024	19.10	0.32	4.80	5.12	(0.31)	(1.66)	(1.97)	22.25	28.10	4,317,878	0.05	0.12	1.53	6
2023	20.36	0.31	0.11	0.42	(0.30)	(1.38)	(1.68)	19.10	2.82	4,393,830	0.06	0.13	1.66	6
2022	21.82	0.30	(0.22)	0.08	(0.30)	(1.24)	(1.54)	20.36	(0.33)	5,106,116	0.05	0.12	1.33	11
2021	16.13	0.29	6.09	6.38	(0.29)	(0.40)	(0.69)	21.82	40.24	6,251,980	0.04	0.11	1.51	19
Extended Market Index Fund
Class A
2025@	$17.15	$0.11	$2.65	$2.76	$(0.09)	$—	$(0.09)	$19.82	16.11%	$1,208,401	0.06%	0.20%	1.16%	12%
2025	17.56	0.20	1.59	1.79	(0.22)	(1.98)	(2.20)	17.15	9.88	1,122,322	0.06	0.20	1.14	21
2024	14.39	0.21	3.32	3.53	(0.21)	(0.15)	(0.36)	17.56	24.71	1,156,719	0.06	0.20	1.29	34
2023	15.51	0.20	(0.70)	(0.50)	(0.20)	(0.42)	(0.62)	14.39	(3.11)	1,195,076	0.06	0.20	1.37	34
2022	22.89	0.19	(3.90)	(3.71)	(0.21)	(3.46)	(3.67)	15.51	(18.88)	1,453,682	0.05	0.19	0.96	49
2021	14.47	0.18	8.81	8.99	(0.18)	(0.39)	(0.57)	22.89	62.79	1,755,160	0.05	0.19	0.95	58
Small Cap Fund
Class A
2025@	$13.25	$0.09	$1.95	$2.04	$(0.08)	$—	$(0.08)	$15.21	15.45%	$183,393	0.42%	0.72%	1.24%	48%
2025	13.27	0.18	0.30	0.48	(0.28)	(0.22)	(0.50)	13.25	3.57	251,278	0.42	0.72	1.32	90
2024	10.83	0.16	2.42	2.58	(0.14)	—	(0.14)	13.27	23.93	247,585	0.44	0.72	1.30	108
2023	12.59	0.15	(0.97)	(0.82)	(0.16)	(0.78)	(0.94)	10.83	(6.73)	211,460	0.44	0.72	1.27	114
2022	18.54	0.15	(1.46)	(1.31)	(0.16)	(4.48)	(4.64)	12.59	(9.62)	227,791	0.44	0.72	0.94	120
2021	11.91	0.15	7.22	7.37	(0.14)	(0.60)	(0.74)	18.54	63.38	287,220	0.44	0.72	0.98	122

*	Includes Fees Paid Indirectly, if applicable. There was no impact to the expense ratios. See Note 6 in Notes to Financial Statements.
#	A Fund will also indirectly bear their prorated share of expenses of any underlying funds in which it invests. Such expenses are not included in the calculation of this ratio, if applicable.
~	Net investment income ratios do not reflect the proportionate share of income and expenses of the underlying funds in which the fund invests, if applicable.
†

Returns and portfolio turnover rates are for the period indicated and have not been annualized. Returns do not reflect the deduction of taxes the shareholder would pay on fund distributions or redemption of fund shares.

@	For the six month period ended November 30, 2025. All ratios for the period have been annualized.
(1)	Per share calculated using average shares.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Investments Trust

FINANCIAL HIGHLIGHTS

For the period ended November 30, 2025 (Unaudited) and the years ended May 31,

For a share outstanding throughout each period

	Net Asset Value, Beginning of Year/Period	Net Investment Income(1)	Net Realized and Unrealized Gains (Losses)	Total from Operations	Distributions from Net Investment Income	Distributions from Net Realized Capital Gains	Total Distributions	Net Asset Value, End of Year/Period	Total Return†	Net Assets End of Year/Period ($ Thousands)	Ratio of Net Expenses to Average Net Assets#*	Ratio of Expenses to Average Net Assets (Excluding Waivers)#	Ratio of Net Investment Income to Average Net Assets~	Portfolio Turnover Rate†
Small Cap II Fund
Class A
2025@	$10.38	$0.07	$1.95	$2.02	$(0.08)	$—	$(0.08)	$12.32	19.48%	$257,798	0.39%	0.72%	1.22%	48%
2025	11.32	0.16	(0.03)	0.13	(0.17)	(0.90)	(1.07)	10.38	0.67	252,161	0.40	0.72	1.43	94
2024	9.67	0.14	2.04	2.18	(0.14)	(0.39)	(0.53)	11.32	22.95	247,025	0.43	0.72	1.37	101
2023	10.58	0.11	(0.60)	(0.49)	(0.12)	(0.30)	(0.42)	9.67	(4.65)	249,026	0.43	0.72	1.12	107
2022	15.16	0.10	(1.51)	(1.41)	(0.10)	(3.07)	(3.17)	10.58	(11.14)	324,229	0.43	0.72	0.75	130
2021	8.95	0.10	6.21	6.31	(0.10)	—	(0.10)	15.16	70.79	509,597	0.43	0.72	0.82	151
Small/Mid Cap Equity Fund
Class A
2025@	$9.64	$0.06	$0.78	$0.84	$(0.06)	$—	$(0.06)	$10.42	8.68%	$900,823	0.39%	0.72%	1.15%	39%
2025	10.28	0.12	0.03	0.15	(0.18)	(0.61)	(0.79)	9.64	1.24	837,763	0.40	0.72	1.16	67
2024	8.57	0.12	1.72	1.84	(0.13)	—	(0.13)	10.28	21.55	802,878	0.41	0.72	1.31	81
2023	10.10	0.14	(0.98)	(0.84)	(0.14)	(0.55)	(0.69)	8.57	(8.40)	771,014	0.41	0.72	1.49	79
2022	14.11	0.12	(0.77)	(0.65)	(0.11)	(3.25)	(3.36)	10.10	(6.47)	944,301	0.42	0.72	1.00	82
2021	9.23	0.10	5.23	5.33	(0.08)	(0.37)	(0.45)	14.11	58.97	1,173,130	0.41	0.72	0.88	88
U.S. Equity Factor Allocation Fund
Class A
2025@	$14.73	$0.11	$1.98	$2.09	$(0.11)	$—	$(0.11)	$16.71	14.21%	$3,051,395	0.01%	0.31%	1.43%	25%
2025	13.75	0.22	1.89	2.11	(0.20)	(0.93)	(1.13)	14.73	15.71	2,535,640	0.02	0.32	1.48	47
2024	10.90	0.21	2.84	3.05	(0.20)	—	(0.20)	13.75	28.22	1,473,043	0.02	0.32	1.67	50
2023	12.36	0.21	(0.35)	(0.14)	(0.21)	(1.11)	(1.32)	10.90	(0.57)	1,020,867	0.02	0.32	1.91	72
2022	15.37	0.23	0.05	0.28	(0.24)	(3.05)	(3.29)	12.36	0.10	949,390	0.02	0.32	1.61	64
2021	10.67	0.22	4.70	4.92	(0.22)	—	(0.22)	15.37	46.54	1,068,145	0.02	0.32	1.71	72
U.S. Managed Volatility Fund
Class A
2025@	$11.70	$0.13	$0.44	$0.57	$(0.17)	$—	$(0.17)	$12.10	4.90%	$270,725	0.20%	0.63%	2.20%	20%
2025	11.56	0.28	1.24	1.52	(0.29)	(1.09)	(1.38)	11.70	13.92	700,961	0.20	0.65	2.38	116
2024	11.23	0.29	1.48	1.77	(0.28)	(1.16)	(1.44)	11.56	16.97	732,663	0.20	0.72	2.55	59
2023	13.13	0.31	(0.76)	(0.45)	(0.31)	(1.14)	(1.45)	11.23	(3.75)	781,076	0.20	0.72	2.52	55
2022	15.29	0.35	0.36	0.71	(0.36)	(2.51)	(2.87)	13.13	4.71	887,170	0.20	0.72	2.47	55
2021	12.17	0.29	3.14	3.43	(0.30)	(0.01)	(0.31)	15.29	28.60	1,115,591	0.20	0.72	2.21	61
Global Managed Volatility Fund
Class A
2025@	$12.13	$0.14	$0.67	$0.81	$—	$—	$—	$12.94	6.68%	$1,849,721	0.24%	0.72%	2.24%	22%
2025	11.60	0.35	1.58	1.93	(0.40)	(1.00)	(1.40)	12.13	17.81	2,090,473	0.25 (2)	0.73	2.95	102
2024	10.66	0.34	1.30	1.64	(0.33)	(0.37)	(0.70)	11.60	15.84	2,024,260	0.24	0.72	3.04	57
2023	11.92	0.32	(0.41)	(0.09)	(0.66)	(0.51)	(1.17)	10.66	(0.62)	2,117,951	0.25	0.72	2.88	67
2022	13.21	0.32	0.26	0.58	(0.31)	(1.56)	(1.87)	11.92	4.25	2,457,371	0.25	0.72	2.49	56
2021	10.88	0.28	2.29	2.57	(0.24)	—	(0.24)	13.21	23.93	2,722,519	0.24	0.72	2.42	53
World Equity Ex-US Fund
Class A
2025@	$13.74	$0.14	$1.35	$1.49	$—	$—	$—	$15.23	10.84%	$8,622,900	0.27%	0.63%	1.90%	29%
2025	12.45	0.39	1.40	1.79	(0.43)	(0.07)	(0.50)	13.74	14.92	8,412,365	0.27	0.63	3.07	54
2024	10.71	0.34	1.75	2.09	(0.35)	—	(0.35)	12.45	19.71	7,717,705	0.28	0.63	2.98	76
2023	11.65	0.36	(0.78)	(0.42)	(0.28)	(0.24)	(0.52)	10.71	(3.47)	7,416,607	0.29	0.64	3.36	107
2022	16.57	0.36	(2.17)	(1.81)	(0.37)	(2.74)	(3.11)	11.65	(12.53)	8,786,841	0.28	0.63	2.52	73
2021	11.67	0.28	4.87	5.15	(0.22)	(0.03)	(0.25)	16.57	44.38	10,497,695	0.29	0.63	1.96	85

*	Includes Fees Paid Indirectly, if applicable. There was no impact to the expense ratios. See Note 6 in Notes to Financial Statements.
#	A Fund will also indirectly bear their prorated share of expenses of any underlying funds in which it invests. Such expenses are not included in the calculation of this ratio, if applicable.
~	Net investment income ratios do not reflect the proportionate share of income and expenses of the underlying funds in which the fund invests, if applicable.
†

Returns and portfolio turnover rates are for the period indicated and have not been annualized. Returns do not reflect the deduction of taxes the shareholder would pay on fund distributions or redemption of fund shares.

@	For the six month period ended November 30, 2025. All ratios for the period have been annualized.
(1)	Per share calculated using average shares.
(2)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.24%.

Amounts designated as “—” are $0 or have been rounded to $0.

SEI Institutional Investments Trust

FINANCIAL HIGHLIGHTS

For the period ended November 30, 2025 (Unaudited) and the years ended May 31,

For a share outstanding throughout each period

The accompanying notes are an integral part of the financial statements.

SEI Institutional Investments Trust

FINANCIAL HIGHLIGHTS

For the period ended November 30, 2025 (Unaudited) and the years ended May 31,

For a share outstanding throughout each period

	Net Asset Value, Beginning of Year/Period	Net Investment Income(1)	Net Realized and Unrealized Gains (Losses)	Total from Operations	Distributions from Net Investment Income	Distributions from Net Realized Capital Gains	Total Distributions	Net Asset Value, End of Year/Period	Total Return†	Net Assets End of Year/Period ($ Thousands)	Ratio of Net Expenses to Average Net Assets#*	Ratio of Expenses to Average Net Assets (Excluding Waivers)#	Ratio of Net Investment Income to Average Net Assets~	Portfolio Turnover Rate†
Screened World Equity Ex-US Fund
Class A
2025@	$12.44	$0.13	$1.09	$1.22	$—	$—	$—	$13.66	9.81%	$155,595	0.33%	0.80%	1.92%	34%
2025	11.31	0.33	1.27	1.60	(0.34)	(0.13)	(0.47)	12.44	14.67	175,851	0.35	0.82	2.89	67
2024	9.85	0.31	1.44	1.75	(0.29)	—	(0.29)	11.31	17.93	156,418	0.36	0.83	2.93	122
2023	10.75	0.31	(0.61)	(0.30)	(0.28)	(0.32)	(0.60)	9.85	(2.55)	140,438	0.29	0.77	3.11	93
2022	14.56	0.33	(1.76)	(1.43)	(0.28)	(2.10)	(2.38)	10.75	(10.99)	154,699	0.29	0.78	2.64	84
2021	10.05	0.22	4.62	4.84	(0.22)	(0.11)	(0.33)	14.56	48.54	136,932	0.36	0.82	1.78	102
Emerging Markets Equity Fund
Class A
2025@	$10.16	$0.12	$2.28	$2.40	$—	$—	$—	$12.56	23.62%	$672,591	0.65%	1.02%	2.07%	45%
2025	9.70	0.27	0.79	1.06	(0.38)	(0.22)	(0.60)	10.16	11.47	767,426	0.63	0.99	2.73	54
2024	8.44	0.26	1.29	1.55	(0.29)	—	(0.29)	9.70	18.66	912,695	0.66	1.03	2.87	71
2023	9.34	0.26	(0.74)	(0.48)	(0.21)	(0.21)	(0.42)	8.44	(4.83)	961,247	0.63	1.19	3.05	61
2022	12.69	0.23	(1.73)	(1.50)	(0.20)	(1.65)	(1.85)	9.34	(13.17)	1,139,272	0.59	1.17	2.03	86
2021	8.37	0.19	4.34	4.53	(0.21)	—	(0.21)	12.69	54.35	1,371,657	0.61	1.18	1.79	90
Opportunistic Income Fund
Class A
2025@	$8.05	$0.25	$—	$0.25	$(0.24)	$—	$(0.24)	$8.06	3.16%	$434,657	0.29%	0.57%	6.08%	22%
2025	8.03	0.54	0.01	0.55	(0.53)	—	(0.53)	8.05	7.06	406,809	0.29	0.57	6.67	48
2024	7.85	0.55	0.19	0.74	(0.56)	—	(0.56)	8.03	9.78	397,223	0.28	0.55	6.98	37
2023	7.91	0.42	(0.08)	0.34	(0.40)	—	(0.40)	7.85	4.44	532,975	0.25	0.52	5.35	33
2022	8.20	0.21	(0.29)	(0.08)	(0.21)	—	(0.21)	7.91	(0.97)	666,905	0.23	0.52	2.56	45
2021	7.87	0.23	0.32	0.55	(0.22)	—	(0.22)	8.20	7.10	993,299	0.23	0.52	2.83	62
Core Fixed Income Fund
Class A
2025@	$8.77	$0.20	$0.24	$0.44	$(0.19)	$—	$(0.19)	$9.02	5.04%	$9,829,758	0.11%	0.36%	4.45%	163%
2025	8.64	0.39	0.12	0.51	(0.38)	—	(0.38)	8.77	5.90	8,868,764	0.12	0.37	4.45	373
2024	8.87	0.38	(0.24)	0.14	(0.37)	—	(0.37)	8.64	1.59	7,260,855	0.13	0.37	4.34	311
2023	9.39	0.31	(0.52)	(0.21)	(0.31)	—	(0.31)	8.87	(2.16)	7,365,104	0.12	0.37	3.47	321
2022	10.47	0.18	(1.06)	(0.88)	(0.20)	—	(0.20)	9.39	(8.52)	8,516,949	0.12	0.36	1.77	380
2021	10.96	0.19	(0.07)	0.12	(0.22)	(0.39)	(0.61)	10.47	1.00	9,105,850	0.12	0.36	1.73	386
High Yield Bond Fund
Class A
2025@	$7.05	$0.54	$(0.21)	$0.33	$(0.29)	$—	$(0.29)	$7.09	4.69%	$2,088,175	0.29%	0.56%	15.20%	41%
2025	7.02	0.67	(0.01)	0.66	(0.63)	—	(0.63)	7.05	9.65	2,004,311	0.29	0.57	9.38	53
2024	7.11	0.63	0.20	0.83	(0.74)	(0.18)	(0.92)	7.02	12.30	1,825,445	0.29	0.57	8.84	57
2023	8.05	0.55	(0.66)	(0.11)	(0.63)	(0.20)	(0.83)	7.11	(1.20)	1,892,537	0.28	0.56	7.40	42
2022	8.84	0.53	(0.78)	(0.25)	(0.54)	—	(0.54)	8.05	(3.09)	2,262,547	0.28	0.56	6.08	50
2021	7.74	0.47	1.25	1.72	(0.52)	(0.10)	(0.62)	8.84	22.88	2,843,123	0.29	0.55	5.61	78

*	Includes Fees Paid Indirectly, if applicable. There was no impact to the expense ratios. See Note 6 in Notes to Financial Statements.
#	A Fund will also indirectly bear their prorated share of expenses of any underlying funds in which it invests. Such expenses are not included in the calculation of this ratio, if applicable.
~	Net investment income ratios do not reflect the proportionate share of income and expenses of the underlying funds in which the fund invests, if applicable.
†

Returns and portfolio turnover rates are for the period indicated and have not been annualized. Returns do not reflect the deduction of taxes the shareholder would pay on fund distributions or redemption of fund shares.

@	For the six month period ended November 30, 2025. All ratios for the period have been annualized.
(1)	Per share calculated using average shares.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Investments Trust

FINANCIAL HIGHLIGHTS

For the period ended November 30, 2025 (Unaudited) and the years ended May 31,

For a share outstanding throughout each period

	Net Asset Value, Beginning of Year/Period	Net Investment Income(1)	Net Realized and Unrealized Gains (Losses)	Total from Operations	Distributions from Net Investment Income	Distributions from Net Realized Capital Gains	Total Distributions	Net Asset Value, End of Year/Period	Total Return†	Net Assets End of Year/Period ($ Thousands)	Ratio of Net Expenses to Average Net Assets#*	Ratio of Expenses to Average Net Assets (Excluding Waivers)#	Ratio of Net Investment Income to Average Net Assets~	Portfolio Turnover Rate†
Long Duration Fund
Class A
2025@	$5.73	$0.15	$0.28	$0.43	$(0.15)	$—	$(0.15)	$6.01	7.54%	$715,591	0.15%	0.38%	5.01%	73%
2025	5.87	0.29	(0.14)	0.15	(0.29)	—	(0.29)	5.73	2.52	495,003	0.16	0.39	4.93	176
2024	6.19	0.29	(0.32)	(0.03)	(0.29)	—	(0.29)	5.87	(0.45)	382,975	0.15	0.38	4.85	105
2023	6.87	0.28	(0.68)	(0.40)	(0.28)	—	(0.28)	6.19	(5.82)	592,257	0.14	0.37	4.40	109
2022	8.44	0.26	(1.44)	(1.18)	(0.26)	(0.13)	(0.39)	6.87	(14.66)	709,737	0.14	0.37	3.15	127
2021	9.57	0.28	(0.29)	(0.01)	(0.28)	(0.84)	(1.12)	8.44	(0.79)	1,297,932	0.14	0.37	3.05	105
Long Duration Credit Fund
Class A
2025@	$7.58	$0.20	$0.40	$0.60	$(0.20)	$—	$(0.20)	$7.98	7.95%	$3,162,645	0.14%	0.37%	5.02%	48%
2025	7.76	0.39	(0.18)	0.21	(0.39)	—	(0.39)	7.58	2.60	3,010,429	0.15	0.37	4.92	79
2024	8.06	0.38	(0.30)	0.08	(0.38)	—	(0.38)	7.76	1.06	3,159,355	0.15	0.37	4.85	84
2023	8.90	0.36	(0.84)	(0.48)	(0.36)	—	(0.36)	8.06	(5.33)	3,081,833	0.15	0.37	4.42	75
2022	11.10	0.35	(1.88)	(1.53)	(0.35)	(0.32)	(0.67)	8.90	(14.73)	2,827,904	0.14	0.37	3.22	85
2021	11.90	0.36	(0.25)	0.11	(0.37)	(0.54)	(0.91)	11.10	0.52	4,548,557	0.14	0.37	3.08	56
Ultra Short Duration Bond Fund
Class A
2025@	$9.97	$0.23	$0.03	$0.26	$(0.23)	$—	$(0.23)	$10.00	2.59%	$358,034	0.14%	0.25%	4.58%	32%
2025	9.90	0.49	0.06	0.55	(0.48)	—	(0.48)	9.97	5.63	455,543	0.14	0.25	4.93	77
2024	9.79	0.48	0.10	0.58	(0.47)	—	(0.47)	9.90	6.09	501,986	0.15	0.25	4.86	53
2023	9.81	0.26	(0.01)	0.25	(0.27)	—	(0.27)	9.79	2.56	333,639	0.12	0.22	2.68	48
2022	10.02	0.08	(0.20)	(0.12)	(0.09)	—	(0.09)	9.81	(1.22)	523,552	0.12	0.22	0.78	55
2021	9.99	0.10	0.04	0.14	(0.11)	—	(0.11)	10.02	1.45	723,281	0.12	0.22	1.01	79
Emerging Markets Debt Fund
Class A
2025@	$8.79	$0.33	$0.68	$1.01	$(0.33)	$—	$(0.33)	$9.47	11.54%	$1,760,930	0.41%	0.70%	7.27%	52%
2025	8.47	0.64	0.18	0.82	(0.50)	—	(0.50)	8.79	10.00	1,676,351	0.44	0.73	7.42	142
2024	8.26	0.57	0.29	0.86	(0.65)	—	(0.65)	8.47	10.75	1,634,921	0.43	0.78	6.73	102
2023	8.33	0.51	(0.41)	0.10	(0.17)	—	(0.17)	8.26	1.22	1,790,312	0.42	0.95	6.37	82
2022	10.29	0.48	(2.04)	(1.56)	(0.40)	—	(0.40)	8.33	(15.65)	1,973,188	0.41	0.94	5.06	76
2021	9.37	0.48	0.64	1.12	(0.20)	—	(0.20)	10.29	12.04	2,395,679	0.40	0.94	4.72	81
Real Return Fund
Class A
2025@	$9.40	$0.22	$0.02	$0.24	$(0.23)	$—	$(0.23)	$9.41	2.43%	$272,043	0.02%	0.29%	4.58%	18%
2025	9.14	0.33	0.30	0.63	(0.37)	—	(0.37)	9.40	7.07	254,149	0.02	0.29	3.58	34
2024	9.06	0.33	0.04	0.37	(0.29)	—	(0.29)	9.14	4.25	271,349	0.02	0.29	3.71	45
2023	9.79	0.41	(0.62)	(0.21)	(0.52)	—	(0.52)	9.06	(2.09)	313,023	0.02	0.29	4.48	40
2022	10.23	0.71	(0.50)	0.21	(0.65)	—	(0.65)	9.79	2.06	294,248	0.02	0.29	7.08	36
2021	9.68	0.24	0.45	0.69	(0.14)	—	(0.14)	10.23	7.21	335,816	0.02	0.29	2.41	46

*	Includes Fees Paid Indirectly, if applicable. There was no impact to the expense ratios. See Note 6 in Notes to Financial Statements.
#	A Fund will also indirectly bear their prorated share of expenses of any underlying funds in which it invests. Such expenses are not included in the calculation of this ratio, if applicable.
~	Net investment income ratios do not reflect the proportionate share of income and expenses of the underlying funds in which the fund invests, if applicable.
†

Returns and portfolio turnover rates are for the period indicated and have not been annualized. Returns do not reflect the deduction of taxes the shareholder would pay on fund distributions or redemption of fund shares.

@	For the six month period ended November 30, 2025. All ratios for the period have been annualized.
(1)	Per share calculated using average shares.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Investments Trust

FINANCIAL HIGHLIGHTS / CONSOLIDATED FINANCIAL HIGHLIGHTS

For the period ended November 30, 2025 (Unaudited) and the years ended May 31,

For a share outstanding throughout each period

	Net Asset Value, Beginning of Year/Period	Net Investment Income(1)	Net Realized and Unrealized Gains (Losses)	Total from Operations	Distributions from Net Investment Income	Distributions from Net Realized Capital Gains	Total Distributions	Net Asset Value, End of Year/Period	Total Return†	Net Assets End of Year/Period ($ Thousands)	Ratio of Net Expenses to Average Net Assets#*		Ratio of Expenses to Average Net Assets (Excluding Waivers)#	Ratio of Net Investment Income to Average Net Assets~	Portfolio Turnover Rate†
Limited Duration Bond Fund
Class A
2025@	$9.63	$0.22	$0.07	$0.29	$(0.21)	$—	$(0.21)	$9.71	3.03%	$1,814,908	0.10%		0.32%	4.44%	128%
2025	9.48	0.44	0.14	0.58	(0.43)	—	(0.43)	9.63	6.23	1,967,138	0.11	(2)	0.33	4.60	289
2024	9.48	0.42	(0.01)	0.41	(0.41)	—	(0.41)	9.48	4.46	2,225,811	0.11		0.33	4.44	284
2023	9.66	0.26	(0.18)	0.08	(0.26)	—	(0.26)	9.48	0.84	2,024,072	0.11		0.32	2.75	238
2022	10.08	0.10	(0.38)	(0.28)	(0.11)	(0.03)	(0.14)	9.66	(2.81)	1,609,322	0.11		0.32	1.01	195
2021	10.13	0.12	0.08	0.20	(0.14)	(0.11)	(0.25)	10.08	1.89	1,526,502	0.11		0.32	1.22	155
Intermediate Duration Credit Fund
Class A
2025@	$8.76	$0.21	$0.26	$0.47	$(0.21)	$—	$(0.21)	$9.02	5.38%	$4,112,594	0.14%		0.32%	4.64%	70%
2025	8.69	0.41	0.07	0.48	(0.41)	—	(0.41)	8.76	5.54	4,123,796	0.14		0.32	4.61	130
2024	8.76	0.38	(0.07)	0.31	(0.38)	—	(0.38)	8.69	3.64	3,975,260	0.15		0.32	4.38	124
2023	9.24	0.32	(0.48)	(0.16)	(0.32)	—	(0.32)	8.76	(1.72)	4,159,244	0.15		0.32	3.62	136
2022	10.61	0.26	(1.24)	(0.98)	(0.26)	(0.13)	(0.39)	9.24	(9.56)	3,468,050	0.15		0.32	2.49	135
2021	10.88	0.29	(0.03)	0.26	(0.29)	(0.24)	(0.53)	10.61	2.30	3,938,939	0.15		0.32	2.62	103
Dynamic Asset Allocation Fund
Class A
2025@	$18.62	$0.18	$3.00	$3.18	$—	$—	$—	$21.80	17.08%	$1,945,692	0.03%		0.67%	1.72%	9%
2025	21.41	0.39	2.79	3.18	(0.39)	(5.58)	(5.97)	18.62	15.83	1,684,842	0.03		0.67	1.88	26
2024	19.05	0.42	4.32	4.74	(0.24)	(2.14)	(2.38)	21.41	26.35	1,701,367	0.03		0.67	2.07	2
2023	21.93	0.35	(0.59)	(0.24)	(0.98)	(1.66)	(2.64)	19.05	(0.22)	1,756,309	0.07		0.67	1.79	25
2022	25.07	0.29	0.82	1.11	(1.55)	(2.70)	(4.25)	21.93	3.00	1,883,125	0.08		0.67	1.17	13
2021	19.41	0.30	7.99	8.29	(0.44)	(2.19)	(2.63)	25.07	45.21	2,059,300	0.08		0.66	1.34	17
Multi-Asset Real Return Fund
Class A
2025@	$7.28	$0.15	$0.22	$0.37	$—	$—	$—	$7.65	5.08%	$781,364	0.21	%(3)	0.63%	3.90%	76%
2025	7.35	0.30	(0.01)	0.29	(0.36)	—	(0.36)	7.28	4.17	781,955	0.59	(4)	1.01	4.06	41
2024	7.11	0.34	0.17	0.51	(0.27)	—	(0.27)	7.35	7.27	805,347	1.29	(5)	1.71	4.69	44
2023	8.61	0.33	(0.81)	(0.48)	(1.02)	—	(1.02)	7.11	(6.04)	801,743	1.03	(5)	1.44	4.19	96
2022	8.21	0.36	0.84	1.20	(0.80)	—	(0.80)	8.61	15.80	784,563	0.41	(5)	0.82	4.32	54
2021	7.36	0.20	0.83	1.03	(0.18)	—	(0.18)	8.21	14.17	711,205	0.43	(5)	0.84	2.58	63

.

*	Includes Fees Paid Indirectly, if applicable. There was no impact to the expense ratios. See Note 6 in Notes to Financial Statements.
#	A Fund will also indirectly bear their prorated share of expenses of any underlying funds in which it invests. Such expenses are not included in the calculation of this ratio, if applicable.
~	Net investment income ratios do not reflect the proportionate share of income and expenses of the underlying funds in which the fund invests, if applicable.
†

Returns and portfolio turnover rates are for the period indicated and have not been annualized. Returns do not reflect the deduction of taxes the shareholder would pay on fund distributions or redemption of fund shares.

@	For the six month period ended November 30, 2025. All ratios for the period have been annualized.
(1)	Per share calculated using average shares.
(2)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.10%.
(3)	The expense ratio includes dividend, interest, and proxy fee expense. Had this expense been excluded the ratio would have been 0.20%.
(4)	The expense ratio includes dividend, interest, and proxy fee expense. Had this expense been excluded the ratio would have been 0.21%.
(5)	The expense ratio includes interest expense on reverse repurchase agreements and dividend expense on securities sold short. Had this expense been excluded the ratio would have been 0.21%.

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Investments Trust

NOTES TO FINANCIAL STATEMENTS / NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

November 30, 2025 (Unaudited)

1. ORGANIZATION

SEI Institutional Investments Trust (the “Trust”) was organized as a Massachusetts business trust under a Declaration of Trust dated March 1, 1995. The Trust commenced operations on June 14, 1996.

The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end investment company with 26 registered funds: Large Cap, Large Cap Disciplined Equity, Large Cap Index, S&P 500 Index, Extended Market Index, Small Cap, Small Cap II, Small/Mid Cap Equity, U.S. Equity Factor Allocation, U.S. Managed Volatility, Global Managed Volatility, World Equity Ex-US, Screened World Equity Ex-US, Emerging Markets Equity, Opportunistic Income, Core Fixed Income, High Yield Bond, Long Duration, Long Duration Credit, Ultra Short Duration Bond, Emerging Markets Debt, Real Return, Limited Duration Bond, Intermediate Duration Credit, Dynamic Asset Allocation and Multi-Asset Real Return (each a “Fund,” collectively, the “Funds”) each of which are diversified Funds with the exception of the Emerging Markets Debt Fund. The Trust is registered to offer Class A shares of all Funds. The assets of each Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. The Trust’s prospectus provides a description of each Fund’s investment goals, principal strategies and risks.

The DAA Commodity Strategy Subsidiary, Ltd. and the MARR Commodity Strategy Subsidiary, Ltd. (the “Subsidiaries”) are wholly-owned subsidiaries of the Dynamic Asset Allocation and Multi-Asset Real Return Funds, respectively. The Subsidiaries are organized under the laws of the Cayman Islands as an exempt limited company. Information regarding the Dynamic Asset Allocation and Multi-Asset Real Return Funds and their respective subsidiary has been consolidated on the Consolidated Schedule of Investments, Consolidated Statements of Assets and Liabilities, Consolidated Statements of Operations, Consolidated Statements of Changes in Net Assets and Consolidated Financial Highlights.

2. SIGNIFICANT ACCOUNTING POLICIES

The following are significant accounting policies, which are consistently followed in the preparation of its financial statements by the Funds. The Funds are investment companies that apply the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board (“FASB”).

Use of Estimates — The preparation of financial statements, in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation — Pursuant to the requirements of the 1940 Act and Rule 2a-5, the administrator, as delegated by the Board of Trustees (the “Board”), has the responsibility for the valuation of Fund investments with readily available market quotations in accordance with the Funds’ Valuation and Pricing Policy. The Trust's Board of Trustees has designated SEI Investments Management Corporation (“SIMC”) as the Valuation Designee for the Funds pursuant to Rule 2a-5 (the “Rule”) under the 1940 Act. The Valuation Designee has the responsibility for the fair value determination with respect to all Fund investments that do not have readily available market quotations or quotations that are no longer reliable. SIMC, in furtherance of the Board’s designation, has appointed a committee of SIMC persons to function as the Valuation Designee (the “Committee”) and has established a Valuation and Pricing Policy to implement the Rule and the Funds’ Valuation and Pricing Policy (together the “Policy”). When valuing portfolio securities, a Fund values securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (other than securities traded on National Association of Securities Dealers Automated Quotations (“NASDAQ”) or as otherwise noted below) are valued at the last quoted sale price on an exchange or market (foreign or domestic) on which the securities are traded, or, if there is no such reported sale, at the most recent quoted bid price. The Funds value securities traded on NASDAQ at the NASDAQ official closing price. If available, debt securities, swaps (which are not centrally cleared), bank loans or debt tranches of collateralized debt obligations (including collateralized loan obligations), such as those held by the Funds, are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations or other methodologies designed to identify the market value for such securities. Redeemable securities issued by open-end investment companies are valued at the investment company’s applicable net asset value, with the exception of ETFs, which are priced as equity securities. These open-end investment companies’ shares are offered in separate prospectuses, each of which describes the process by which the applicable investment company’s net asset value is determined. The prices of foreign securities are reported in local currency and converted to U.S. dollars using currency

SEI Institutional Investments Trust

exchange rates. If a security’s price cannot be obtained, as noted above, or in the case of an equity tranche of a collateralized debt obligations/collateralized loan obligations, the Funds will value the securities using a bid price from at least one independent broker.

On the first day a new debt security purchase is recorded, if a price is not available from a third-party pricing agent or an independent broker, the security may be valued at its purchase price. Each day thereafter, the debt security will be valued according to the Policy until a price from an independent source can be secured. Securities held by a Fund with remaining maturities of 60 days or less may be valued by the amortized cost method, which involves valuing a security at its cost on the date of purchase and thereafter (absent unusual circumstances) assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuations in general market rates of interest on the value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by this method, is higher or lower than the price a Fund would receive if it sold the instrument. Further, the value of securities in the Fund can be expected to vary inversely with changes in prevailing interest rates. Should existing credit, liquidity or interest rate conditions in the relevant markets and issuer-specific circumstances suggest that amortized cost does not approximate fair value, then the amortized cost method may not be used.

Options and warrants are valued at the last quoted sales price. If there is no such reported sale on the valuation date, long positions are valued at the most recent bid price, and short positions are valued at the most recent ask price.

Futures and swaps cleared through a central clearing house (“centrally cleared swaps”) are valued at the settlement price established each day by the board of exchange on which they are traded. The daily settlement prices for financial futures and centrally cleared swaps are provided by an independent source. On days when there is excessive volume, market volatility or the future or centrally cleared swap does not end trading by the time a Fund calculates its Net Asset Value (“NAV”), the settlement price may not be available at the time at which the Fund calculates its NAV. On such days, the best available price (which is typically the last sales price) may be used to value a Fund’s futures or centrally cleared swaps position.

Foreign currency forward contracts are valued at the current day’s interpolated foreign exchange rate, as calculated using the current day’s spot rate, and the thirty, sixty, ninety and one-hundred eighty day forward rates provided by an independent source.

Prices for most securities held by a Fund are provided daily by third-party independent pricing agents. SIMC or a Sub-Adviser (“Sub-Adviser”), as applicable, reasonably believes that prices provided by independent pricing agents are reliable. However, there can be no assurance that such pricing service’s prices will be reliable. SIMC will continuously monitor the reliability of prices obtained from any pricing service and shall promptly notify the Funds’ administrator if it believes that a particular pricing service is no longer a reliable source of prices. The Funds’ administrator, in turn, will notify the Committee if it receives such notification from a Sub-Adviser, as applicable, or if the Funds’ administrator reasonably believes that a particular pricing service is no longer a reliable source for prices.

The Policy provides that any change in a primary pricing agent or a pricing methodology requires prior approval by the Board. However, when the change would not materially affect valuation of a Fund’s net assets or involve a material departure in pricing methodology from that of a Fund’s existing pricing agent or pricing methodology, ratification may be obtained at the next regularly scheduled meeting of the Board.

Securities for which market prices are not readily available, for which market prices are determined to be unreliable, or which cannot be valued using the methodologies described above are valued in accordance with Rule 2a-5 and the Policy.

The Valuation Designee must monitor for circumstances that may necessitate that a security be valued using Fair Value Procedures which can include: (i) the security's trading has been halted or suspended, (ii) the security has been de-listed from a national exchange, (iii) the security's primary trading market is temporarily closed at a time when under normal conditions it would be open, (iv) the security has not been traded for an extended period of time, (v) the security's primary pricing source is not able or willing to provide a price, (vi) trading of the security is subject to local government-imposed restrictions; or (vii) a significant event (as defined below). When a security is valued in accordance with the Policy, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. Examples of factors the Committee may consider include: (i) the type of security or asset, (ii) the last trade price, (iii) evaluation of the forces that influence the market in which the security is purchased and sold, (iv) the liquidity of the security, (v) the size of the holding in a Fund or (vi) any other appropriate information.

SEI Institutional Investments Trust

NOTES TO FINANCIAL STATEMENTS / NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

November 30, 2025 (Unaudited)

The Committee is responsible for selecting and applying, in a consistent manner, the appropriate methodologies for determining and calculating the fair value of holdings of the Funds, including specifying the key inputs and assumptions specific to each asset class or holding.

The determination of a security’s fair value price often involves the consideration of a number of subjective factors, and is therefore subject to the unavoidable risk that the value assigned to a security may be higher or lower than the security’s value would be if a reliable market quotation for the security was readily available.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which a Fund calculates its NAV. The closing prices of such securities may no longer reflect their market value at the time a Fund calculates NAV if an event that could materially affect the value of those securities (a “Significant Event”), including substantial fluctuations in domestic or foreign markets or occurrences not tied directly to the securities markets, such as natural disasters, armed conflicts or significant governmental actions, has occurred between the time of the security’s last close and the time that a Fund calculates NAV. A Fund may invest in securities that are primarily listed on foreign exchanges that trade on weekends or other days when a Fund does not price its shares. As a result, the NAV of a Fund’s shares may change on days when shareholders will not be able to purchase or redeem Fund shares.

A Significant Event may relate to a single issuer or to an entire market sector. If SIMC or a Sub-Adviser becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Funds calculate NAV, it may request that a Committee meeting be called. In addition, the Funds use several processes, with respect to certain securities to monitor the pricing data supplied by various sources, including price comparisons and price movements. Any identified discrepancies are researched and subject to the procedures described above.

All of the Funds which hold international securities use a third-party fair valuation vendor. The vendor provides a fair value for foreign securities held by the Funds based on certain factors and methodologies (involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security). Values from the fair value vendor are applied in the event that there is a movement in the U.S. market that exceeds a specific threshold that has been established by the Committee. The Committee has also established a “confidence interval” which is used to determine the level of historical correlation between the value of a specific foreign security and movements in the U.S. market before a particular security will be fair valued when the threshold is exceeded. In the event that the threshold established by the Committee is exceeded on a specific day, these Funds will value the non-U.S. securities in their portfolios that exceed the applicable “confidence interval” based upon the adjusted prices provided by the fair valuation vendor.

In accordance with U.S. GAAP, fair value is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three tier hierarchy has been established to maximize the use of observable and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing an asset. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 — quoted prices in active markets for identical investments;

Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risks, etc.) or quoted prices for identical instruments in inactive markets; and

Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

Debt securities are valued in accordance with the evaluated bid price supplied by the pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, warrants, swaps and forward contracts.

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The Fund may use a systematic fair valuation model provided by an independent pricing service to value foreign equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the New York Stock Exchange. These are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. For certain collateralized debt obligations, corporate obligations, mortgage backed securities, auction rate preferred securities and loan participations where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

The valuation techniques used by the Funds to measure fair value during the period ended November 30, 2025 maximized the use of observable inputs and minimized the use of unobservable inputs. For details of the investment classification, reference the Schedules of Investments.

Security Transactions and Investment Income — Security transactions are recorded on the trade date. Costs used in determining net realized capital gains and losses on the sale of securities are on the basis of specific identification. Dividend income and expense is recognized on the ex-dividend date, and interest income and expense is recognized using the accrual basis of accounting. Income from payment-in-kind securities is recorded daily based on the effective interest method of accrual.

Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Trust estimates the components of distributions received that may be considered nontaxable distributions or capital gain distributions.

Amortization and accretion is calculated using the scientific interest method, which approximates the effective interest method over the holding period of the security. Amortization of premiums and discounts is included in interest income. Consent fees and amendment income received from Bank Loans is recorded as interest income in the accompanying Statements of Operations/Consolidated Statements of Operations.

For Treasury Inflation-Protected Securities, the principal amount is adjusted daily to keep pace with inflation.

Interest is accrued based on the adjusted principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to interest in the accompanying Statements of Operations/Consolidated Statements of Operations. Such adjustments may have a significant impact on a Fund’s distributions.

Cash and Cash Equivalents — Idle cash and currency balances may be swept into various overnight sweep accounts and are classified as cash and cash equivalents on the Statements of Assets and Liabilities/Consolidated Statements of Assets and Liabilities and Consolidated Statements of Cash Flows. These amounts, at times, may exceed United States federally insured limits. Amounts swept are available on the next business day.

Cash Equivalents, as shown on the Schedule of Investments/Consolidated Schedule of Investments, are classified as Investments on the Statements of Assets and Liabilities/Consolidated Statements of Assets and Liabilities.

Repurchase Agreements — Securities pledged as collateral for repurchase agreements are held by each Fund’s custodian bank until the repurchase date of the repurchase agreement. The Funds may also invest in tri-party repurchase agreements. Securities held as collateral for tri-party repurchase agreements are maintained by the broker’s custodian bank in a segregated account until the repurchase date of the repurchase agreement. Provisions of the repurchase agreements and the Trust’s policies require that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty. If the counterparty defaults and the value of the collateral declines, or if the counterparty enters into an insolvency proceeding, realization of the collateral by the Funds may be delayed or limited. Refer to each Fund’s Schedule of Investments or Consolidated Schedule of Investments for details regarding open repurchase agreements as of November 30, 2025, if applicable.

Reverse Repurchase Agreements — To the extent consistent with its Investment Objective and Strategies, a Fund may enter into reverse repurchase agreements. A reverse repurchase agreement involves the sale of portfolio assets together with an agreement to repurchase the same assets later at a fixed price. Assets are then segregated to cover the requirements to repurchase the assets. The segregated assets may consist of cash, U.S. Government securities, or other liquid securities at least equal in value to the obligations under the reverse repurchase agreements. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent,

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a Fund’s use of the proceeds under the reverse repurchase agreement may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the obligation to repurchase the securities. Refer to each Fund’s Schedule of Investments or Consolidated Schedule of Investments for details regarding open reverse repurchase agreements as of November 30, 2025, if applicable.

Expenses — Expenses that are directly related to a Fund are charged directly to that Fund. Other operating expenses of the Funds are prorated to the Funds on the basis of relative net assets.

Commodity-Linked Investments — To the extent consistent with its Investment Objective and Strategies, the Dynamic Asset Allocation and Multi-Asset Real Return Funds may invest in commodity investments to provide exposure to the investment returns of the commodities markets. Commodity investments include notes with interest payments that are tied to an underlying commodity or commodity index, ETFs or other exchange-traded products that are tied to the performance of a commodity or commodity index or other types of commodities or commodity indices. The Dynamic Asset Allocation and Multi-Asset Real Return Funds may also invest in equity securities of issuers in commodity-related industries.

The Dynamic Asset Allocation and Multi-Asset Real Return Funds may also seek to gain exposure to the commodity markets, in whole or in part, through investments in a wholly owned Subsidiary. The Subsidiary, unlike the Fund, may invest to a significant extent directly in commodities and in equity-linked securities and commodity-linked derivative instruments, including options, futures contracts, swaps, options on futures contracts and commodity-linked structured notes. The Subsidiary may also invest in other instruments in which the Fund is permitted to invest, either as investments or to serve as margin or collateral for its derivative positions. A Fund may invest up to 25% of its total assets in its Subsidiary.

In order for a Fund to qualify as a regulated investment company under Subchapter M of the Code, the Fund must derive at least 90% of its gross income each taxable year from qualifying income. The status of certain commodity-linked derivative instruments as qualifying income has been addressed in Revenue Ruling 2006-1 and Revenue Ruling 2006-31 which provide that income from certain commodity-linked derivative instruments in which the Fund invests will not be considered qualifying income. To the extent the Dynamic Asset Allocation and Multi-Asset Real Return Funds invest in such instruments directly, each Fund will seek to restrict its income from commodity-linked derivative instruments that do not generate qualifying income, such as commodity-linked swaps, to a maximum of 10% of its gross income (when combined with its other investments that produce non-qualifying income).

Foreign Currency Translation — The books and records of the Funds investing in international securities are maintained in U.S. dollars on the following basis:

(I) market value of investment securities, assets and liabilities at the current rate of exchange; and

(II) purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.

The Funds do not isolate that portion of gains and losses on investments that is due to changes in the foreign exchange rates from that which is due to changes in market prices of investments.

The Funds report certain foreign-currency-related transactions as components of realized gains for financial reporting purposes, whereas such components are treated as ordinary income for Federal income tax purposes.

Forward Foreign Currency Contracts — To the extent consistent with its Investment Objective and Strategies, a Fund may enter into forward foreign currency contracts as hedges against either specific transactions, fund positions or anticipated fund positions. A Fund may also engage in currency transactions to enhance that Fund’s returns. All commitments are marked-to-market daily at the applicable foreign exchange rate, and any resulting unrealized gains or losses are recorded currently. A Fund realizes gains and losses at the time forward contracts are extinguished. Unrealized gains or losses on outstanding positions in forward foreign currency contracts held at the close of the period are recognized as ordinary income or loss for Federal income tax purposes.

A Fund could be exposed to risk if the counterparties to the contracts are unable to meet the terms of the contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

Finally, the risk exists that losses could exceed amounts disclosed on the Statements of Assets and Liabilities or Consolidated Statements of Assets and Liabilities. Refer to each Fund’s Schedule of Investments or Consolidated Schedule of Investments for details regarding open forward foreign currency contracts as of November 30, 2025, if applicable.

Futures Contracts — To the extent consistent with its Investment Objective and Strategies, a Fund may use futures contracts for tactical hedging purposes as well as to enhance the Fund’s returns. In addition,

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fixed income funds will utilize futures contracts to help manage duration and yield curve exposure. These Funds’ investments in futures contracts are designed to enable the Funds to more closely approximate the performance of their benchmark indices. Initial margin deposits of cash or securities are made upon entering into futures contracts. The contracts are marked-to-market daily and the resulting changes in value are accounted for as unrealized gains and losses. Variation margin payments are paid or received, depending upon whether unrealized gains or losses are incurred. When contracts are closed, the Funds record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the contract.

Risks of entering into futures contracts include the possibility that there will be an imperfect price correlation between the futures and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a position prior to its maturity date. Third, futures contracts involve the risk that a Fund could lose more than the original margin deposit required to initiate a futures transaction.

Finally, the risk exists that losses could exceed amounts disclosed on the Statements of Assets and Liabilities or Consolidated Statements of Assets and Liabilities. Refer to each Fund’s Schedule of Investments or Consolidated Schedule of Investments for details regarding open futures contracts as of November 30, 2025, if applicable.

Master Limited Partnerships — Investments in units of master limited partnerships (“MLPs”) involve risks that differ from an investment in common stock. Holders of the units of master limited partnerships have more limited control and limited rights to vote on matters affecting the partnership. There are also certain tax risks associated with an investment in units of master limited partnerships. In addition, conflicts of interest may exist between common unit holders, subordinated unit holders and the general partner of a master limited partnership, including a conflict arising as a result of incentive distribution payments. The benefit a Fund derives from investment in MLP units is largely dependent on the MLPs being treated as partnerships and not as corporations for federal income tax purposes. If an MLP were classified as a corporation for federal income tax purposes, there would be reduction in the after-tax return to a Fund of distributions from the MLP, likely causing a reduction in the value of a Fund's shares. MLP entities are typically focused in the energy, natural resources and real estate sectors of the economy. A downturn in the energy, natural resources or real estate sectors of the economy could have an adverse impact on a Fund. At times, the performance of securities of companies in the energy, natural resources and real estate sectors of the economy may lag the performance of other sectors or the broader market as a whole. Refer to each Fund’s Schedule of Investments or Consolidated Schedule of Investments for details regarding Master Limited Partnerships, if applicable.

Options/Swaptions Writing/Purchasing — To the extent consistent with its Investment Objective and Strategies, a Fund may invest in financial options/swaptions contracts for the purpose of hedging its existing portfolio securities, or securities that a Fund intends to purchase, against fluctuations in fair market value caused by changes in prevailing market interest rates. A Fund may also invest in financial option/swaption contracts to enhance its returns. When the Fund writes or purchases an option/swaption, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option/swaption written or purchased. Premiums received or paid from writing or purchasing options/swaptions which expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option/swaption is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss.

The risk in writing a call option/swaption is a Fund may give up the opportunity for profit if the market price of the security increases. The risk in writing a put option/swaption is a Fund may incur a loss if the market price of the security decreases and the option/swaption is exercised. The risk in purchasing an option/swaption is a Fund may pay a premium whether or not the option/swaption is exercised. The Funds also have the additional risk of being unable to enter into a closing transaction at an acceptable price if a liquid secondary market does not exist. Option/swaption contracts also involve the risk that they may not work as intended due to unanticipated developments in market conditions or other causes.

Finally, the risk exists that losses on written options could exceed amounts disclosed on the Statements of Assets and Liabilities. Refer to each Fund’s Schedule of Investments or Consolidated Schedule of Investments for details regarding open option/swaption contracts as of November 30, 2025, if applicable.

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Securities Sold Short—To the extent consistent with its Investment Objective and Strategies, a Fund may engage in short sales. Short sales are transactions under which a Fund sells a security it does not own. To complete such a transaction, a Fund must borrow the security to make delivery to the buyer. A Fund then is obligated to replace the security borrowed by purchasing the security at the market price at the time of the replacement. The price at such time may be more or less than the price at which the security was sold by a Fund. Until the security is replaced, a Fund is required to pay the lender amounts equal to any dividends or interest that accrue during the period of the loan. Dividends and interest are shown as an expense for financial reporting purposes. To borrow the security, a Fund also may be required to pay a premium, which would decrease proceeds of the security sold. The proceeds of the short sale are retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out. A gain, limited to the price at which a Fund sold the security short, or a loss, unlimited in size, will be recognized upon the close of a short sale.

A Fund must comply with Rule 18f-4 under the 1940 Act with respect to its short sale borrowings, which are considered Derivative Transactions under the Rule. Refer to each Fund’s Schedule of Investments or Consolidated Schedule of Investments for details regarding securities sold short as of November 30, 2025, if applicable.

Swap Agreements — To the extent consistent with its Investment Objective and Strategies, a Fund may invest in swap contracts as an efficient means to synthetically obtain exposure to securities or baskets of securities and to manage a Fund’s interest rate duration and yield curve exposure. Swap contracts may also be used to mitigate a Fund’s overall level of risk and/or a Fund’s risk to particular types of securities, currencies or market segments. Interest rate swaps may further be used to manage a Fund’s yield spread sensitivity. A Fund may buy swaps in an attempt to manage credit risk where a Fund has credit exposure to an issuer, and a Fund may sell credit default swaps to more efficiently gain credit exposure to a security or basket of securities. A swap agreement is a two-party contract under which an agreement is made to exchange returns from predetermined investments or instruments, including a particular interest rate, foreign currency, or “basket” of securities representing a particular index. Swap agreements are privately negotiated in the over-the-counter market (“OTC swaps”) or may be executed in a multilateral or other trade facility platform, such as a registered commodities exchange (“Centrally Cleared swaps”). Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments) with respect to a notional amount of principal. Credit-default swaps involve periodic payments by a Fund or counterparty based on a specified rate multiplied by a notional amount assigned to an underlying debt instrument or group of debt instruments in exchange for the assumption of credit risk on the same instruments. In the event of a credit event, usually in the form of a credit rating downgrade, the party receiving periodic payments (i.e. floating rate payer) must pay the other party (i.e. fixed rate payer) an amount equal to the recovery rate used to settle the contracts. The recovery rate is a function of how many credit default swap investors wish to deliver the security or receive the security. The recovery rate is determined through an auction process. Total return swaps allow an investor to benefit from the cash flow without ever actually owning the underlying security. The receiver must pay any decline in value to the payer at the end of the total return swap. However, the investor does not need to make a payment if there is no decline in price. Payments can be made on various indices, bonds (i.e. mortgage backed securities, bank debt and corporate), loans or commodities. The value of a total return swap is equal to the change in value of the underlying asset versus the accrued income payment based on SOFR or some other form of indices on the notional amount. Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments) with respect to a notional amount of principal to manage a Fund’s exposure to interest rates. Payments received or made are recorded as realized gains or loss. A Fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. Risk of loss may exceed amounts recognized on the Statements of Assets and Liabilities or Consolidated Statements of Assets and Liabilities. Interest rate swap contracts outstanding at period end, if any, are listed after a Fund’s portfolio. In connection with swap agreements securities may be set aside as collateral by a Fund’s custodian.

Swaps are marked-to-market daily based upon quotations from market makers and the resulting changes in market values, if any, are recorded as an unrealized gain or loss on the Statements of Operations or Consolidated Statements of Operations. Net payments of interest are recorded as realized gains or losses. Daily changes in valuation of Centrally Cleared swaps, if any, are recorded as a receivable or payable for the change in value as appropriate (“variation margin”) on the Statements of Assets and Liabilities or Consolidated Statements of Assets and Liabilities.

SEI Institutional Investments Trust

Entering into swap agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Statements of Assets and Liabilities or Consolidated Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform and that there may be unfavorable changes in the fluctuation of interest rates. Risks also arise from potential losses from adverse market movements.

This risk is mitigated by having a master netting arrangement between a Fund and the counterparty and by having the counterparty post collateral to cover a Fund’s exposure to the counterparty. See Note 3 for further details. Refer to each Fund’s Schedule of Investments or Consolidated Schedule of Investments for details regarding open swap agreements as of November 30, 2025, if applicable.

Forward Treasury Commitments — To the extent consistent with its Investment Objective and Strategies, a Fund may invest in commitments to purchase U.S. Treasury securities on an extended settlement basis. Such transactions involve the commitment to purchase a security with payment and delivery taking place in the future, sometimes a month or more after the transaction date. The Funds account for such transactions as purchases and sales and record an unrealized gain or loss each day equal to the difference between the cost of the purchase commitment and the current market value. Realized gains or losses are recorded upon closure or settlement of such commitments. No interest is earned prior to settlement of the transaction. These instruments are subject to market fluctuation due to changes in interest rates and the market value at the time of settlement could be higher or lower than the purchase price. A Fund may incur losses due to changes in the value of the underlying treasury securities from interest rate fluctuations or as a result of counterparty nonperformance.

Delayed Delivery Transactions — To the extent consistent with its Investment Objective and Strategies, a Fund may purchase or sell securities on a when-issued or delayed delivery basis. These transactions involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When purchasing a security on a delayed delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Funds may dispose of or renegotiate a delayed delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When the Fund has sold a security on a delayed delivery basis, the Fund does not participate in future gains and losses with respect to the security.

A Fund must comply with Rule 18f-4 under the 1940 Act with respect to its delayed delivery transactions, which are considered Derivative Transactions under the Rule. Refer to each Fund’s Schedule of Investments or Consolidated Schedule of Investments for details regarding delayed delivery transactions as of November 30, 2025, if applicable.

Participation Notes (P-Notes) — To the extent consistent with its Investment Objective and Strategies, a Fund may acquire P-Notes issued by participating banks or broker-dealers. P-Notes are participation interest notes that are designed to offer a return linked to a particular underlying equity, debt, currency or market. The P-Notes in which the Fund may invest will typically have a maturity of one year. When purchasing a P-Note, the posting of margin is not required because the full cost of the P-Note (plus commission) is paid at the time of purchase. When the P-Note matures, the issuer will pay to, or receive from, the purchaser the difference between the minimal value of the underlying instrument at the time of purchase and that instrument’s value at maturity. Investments in P-Notes involve the same risks associated with a direct investment in the underlying foreign companies of foreign securities markets that they seek to replicate.

In addition, there can be no assurance that the trading price of P-Notes will equal the underlying value of the foreign companies or foreign securities markets that they seek to replicate. The holder of a participation note that is linked to a particular underlying security is entitled to receive any dividends paid in connection with an underlying security or instrument. However, the holder of a participation note does not receive voting rights as it would if it directly owned the underlying security or instrument. P-Notes are generally traded over-the-counter. P-Notes constitute general unsecured contractual obligations of the banks or broker-dealers that issue them and the counterparty. There is also counterparty risk associated with these investments because the Fund is relying on the creditworthiness of such counterparty and has no rights under a participation note against the issuer of the underlying security. In addition, the Fund will incur transaction costs as a result of investments in P-Notes.

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Loan Participations and Brady Bonds — To the extent consistent with its Investment Objective and Strategies, a Fund may invest in Loan Participations. Loan Participations include fixed and floating rate loans that are privately negotiated between a corporate borrower and one or more financial institutions, including, but not limited to, term loans, revolvers, and other instruments issued in the bank loan market. Each Fund may acquire interests in loans directly (by way of assignment from the selling institution) or indirectly (by way of the purchase of a participation interest from the selling institution). Under a bank loan assignment, a Fund generally will succeed to all the rights and obligations of an assigning lending institution and becomes a lender under the loan agreement with the relevant borrower in connection with that loan. Under bank loan participation, the Fund generally will have a contractual relationship only with the lender, not with the relevant borrower. As a result, a Fund generally will have the right to receive payments of principal, interest, and any fees to which it is entitled only from the lender selling the participation and only upon receipt by the lender of the payments from the relevant borrower. The Fund may not directly benefit from the collateral supporting the debt obligation in which it has purchased the participation. As a result, a Fund will assume the credit risk of both the borrower and the institution selling the participation to the Fund as of November 30, 2025. The interest rate indicated in the Fund’s Schedule of Investments is the rate in effect at November 30, 2025. Pursuant to the terms of certain loan agreements, the Funds may hold unfunded commitments in loan participations which are disclosed on the Statement of Assets and Liabilities. Unfunded commitments represent the remaining obligation of the Fund to the borrower. At any point in time, up to the maturity date of the issue, the borrower may demand the unfunded portion. Unfunded amounts, if any, are marked to market and any unrealized gains or losses are recorded in the Statement of Assets and Liabilities. The Funds disclose consent fees and amendment income in the Statement of Operations as “Interest income”.

Certain debt obligations, customarily referred to as “Brady Bonds,” are created through the exchange of existing commercial bank loans to foreign entities for new obligations in connection with debt restructuring under a plan introduced by former U.S. Secretary of the Treasury Nicholas F. Brady. Brady Bonds have only been issued since 1989, and, accordingly, do not have a long payment history. They are issued by governments that may have previously defaulted on the loans being restructured by the Brady Bonds, so they are subject to the risk of default by the issuer. They may be fully or partially collateralized or uncollateralized and issued in various currencies.

Collateralized Debt Obligations — To the extent consistent with its Investment Objective and Strategies, a Fund may invest in collateralized debt obligations (“CDOs”), which include collateralized loan obligations (“CLOs”) and other similarly structured securities. CLOs are a type of asset-backed securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. CDOs and CLOs may charge management fees and administrative expenses.

Dividends and Distributions to Shareholders — Dividends from net investment income are declared and paid to shareholders quarterly for the Large Cap, Large Cap Disciplined Equity, Large Cap Index, S&P 500 Index, Extended Market Index, Small Cap, Small Cap II, Small/Mid Cap Equity, U.S. Equity Factor Allocation, U.S. Managed Volatility, Opportunistic Income, Emerging Markets Debt and Real Return Funds; declared daily and paid monthly for the Core Fixed Income, High Yield Bond, Long Duration, Long Duration Credit, Ultra Short Duration Bond and Intermediate Duration Credit Funds; declared and paid at least annually for the Global Managed Volatility, World Equity Ex-US, Screened World Equity Ex-US, Emerging Markets Equity, Limited Duration Bond, Dynamic Asset Allocation and Multi-Asset Real Return Funds. Dividends and distributions are recorded on the ex-dividend date. Any net realized capital gains will be distributed at least annually by the Funds.

Investments in Real Estate Investment Trusts (“REITs”) — Dividend income is recorded based on the income included in distributions received from the REIT investments using published REIT reclassifications including some management estimates when actual amounts are not available. For US REITs, distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

Restricted Securities — The Funds may invest in private placement investments that were purchased through private offerings or acquired through initial public offerings and cannot be sold without prior registration under the Securities Act of 1933 or pursuant to an exemption therefrom. In addition, the Funds have generally agreed to further restrictions on the disposition of certain holdings as set forth in various agreements entered into in connection with the purchase of these investments. These investments are valued at fair value as determined in accordance with the procedures

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approved by the Board. Please refer to the Schedule of Investments for Funds that held Restricted Securities.

Investment in Subsidiary — The Dynamic Asset Allocation and Multi-Asset Real Return Funds may invest in their own Subsidiary. By investing in its Subsidiary, each Fund is indirectly exposed to the risks associated with the Subsidiary’s investments. The commodity-related instruments held by a Subsidiary are generally similar to those that are permitted to be held by the applicable Fund and are subject to the same risks that apply to similar investments if held directly by the Fund. A Subsidiary, however, is not registered under the 1940 Act and will not be subject to all of the investor protections of the 1940 Act. Thus, the Dynamic Asset Allocation and Multi-Asset Real Return Funds, as investors in their own Subsidiary, will not have all of the protections offered to investors in registered investment companies.

However, each Fund wholly owns and controls its respective Subsidiary, and the Funds and the Subsidiaries are all managed by SIMC, making it unlikely that the Subsidiary will take action contrary to the interests of the applicable Fund or its shareholders. While a Subsidiary has its own Board of Directors (“Board”) that is responsible for overseeing the operations of such Subsidiary, the respective Fund’s Board has oversight responsibility for the investment activities of the Fund, including its investment in the respective Subsidiary, and the Fund’s role as the sole shareholder of such Subsidiary. It is not currently expected that shares of the Subsidiary will be sold or offered to investors other than the respective Fund.

Changes in the laws of the United States and/or the Cayman Islands or governmental interpretation of such laws, under which the Fund and the Subsidiary, respectively, are organized, could result in the inability of the Fund and/or its respective Subsidiary to operate as intended and could negatively affect the Fund and its shareholders. For example, Cayman Islands law does not currently impose any income, corporate or capital gains tax, estate duty, inheritance tax, gift tax or withholding tax on the Subsidiaries. If Cayman Islands law changes such that the Subsidiaries must pay Cayman Islands governmental authority taxes, Fund shareholders would likely suffer decreased investment return.

3. CREDIT DERIVATIVES

A Fund may use credit default swaps to reduce risk where a Fund has exposure to the issuer, or to take an active long or short position with respect to the likelihood of an event of default. The reference obligation of the swap can be a single issuer, a “basket” of issuers, or an index. The underlying referenced assets are corporate debt, sovereign debt and asset backed securities.

The buyer of a credit default swap is generally obligated to pay the seller a periodic stream of payments over the term of the contract in return for a contingent payment upon the occurrence of a credit event with respect to an underlying reference obligation. Generally, a credit event for corporate or sovereign reference obligations means bankruptcy, failure to pay, obligation acceleration, repudiation/moratorium or restructuring. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down.

If a Fund is a seller of protection, and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will generally either (i) pay to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations, or underlying securities comprising a referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising a referenced index.

If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

SEI Institutional Investments Trust

NOTES TO FINANCIAL STATEMENTS / NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

November 30, 2025 (Unaudited)

Certain Funds are party to International Swap Dealers Association, Inc. Master Agreements ("ISDA Master Agreements"). These agreements are with select counterparties and they govern transactions, including certain over-the counter derivative and foreign exchange contracts, entered into by the Funds and the counterparty.

The notional amounts of the swaps are not recorded in the financial statements; however the notional amounts approximate the maximum potential amount of future payments that the Fund could be required to make if the Fund was the seller of protection and a credit event were to occur. Those credit default swaps (“CDS”) for which the Fund is providing protection at the balance sheet date are summarized as follows ($ Thousands):

Multi-Asset Real Return Fund Maximum Potential Amount of Future Payments by Contract Term
	0-6 Months	6-12 Months	1-5 Years	5-10 Years	>10 Years	Total
Current credit spread* on underlying (in basis points)
0-100	$—	$—	$—	$11,290	$—	$11,290
Greater than 100	—	—	—		—	—
Total	$—	$—	$—	$11,290	$—	$11,290

* The credit spread on the underlying asset is generally indicative of the current status of the underlying risk of the Fund having to perform. The spread also reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into a contract. Higher credit spreads with a shorter contract term is indicative of a higher likelihood of performance by the Fund.

The credit spread disclosed above for each reference obligation where the Fund is the seller of protection is a representation of the current payment/performance risk of the swap.

4. DERIVATIVE TRANSACTIONS

The following tables show the derivatives categorized by underlying risk exposure.

The fair value of derivative instruments located on the Statements of Assets and Liabilities or Consolidated Statements of Assets and Liabilities as of November 30, 2025 was as follows ($ Thousands):

	Asset Derivatives			Liability Derivatives
	Statements of Assets and Liabilities/Consolidated Statement of Assets and Liabilities Location	Fair Value		Statements of Assets and Liabilities/Consolidated Statement of Assets and Liabilities Location	Fair Value
Large Cap Fund
Equity contracts	Unrealized appreciation on futures contracts	$222	*	Unrealized depreciation on futures contracts	$—	*
Total derivatives not accounted for as hedging instruments		$222			$—

Large Cap Disciplined Equity Fund
Equity contracts	Unrealized appreciation on futures contracts	$146	*	Unrealized depreciation on futures contracts	$—	*
	Unrealized appreciation on swap contracts	—	†	Unrealized depreciation on swap contracts	2,051	†
Total derivatives not accounted for as hedging instruments		$146			$2,051

Large Cap Index Fund
Equity contracts	Unrealized appreciation on futures contracts	$405	*	Unrealized depreciation on futures contracts	$—	*
Total derivatives not accounted for as hedging instruments		$405			$—

S&P 500 Index Fund
Equity contracts	Unrealized appreciation on futures contracts	$1,102	*	Unrealized depreciation on futures contracts	$—	*
Total derivatives not accounted for as hedging instruments		$1,102			$—

SEI Institutional Investments Trust

	Asset Derivatives			Liability Derivatives
	Statements of Assets and Liabilities/Consolidated Statement of Assets and Liabilities Location	Fair Value		Statements of Assets and Liabilities/Consolidated Statement of Assets and Liabilities Location	Fair Value
Extended Market Index Fund
Equity contracts	Unrealized appreciation on futures contracts	$684	*	Unrealized depreciation on futures contracts	$—	*
Total derivatives not accounted for as hedging instruments		$684			$—

Small Cap Fund
Equity contracts	Unrealized appreciation on futures contracts	$55	*	Unrealized depreciation on futures contracts	$—	*
Total derivatives not accounted for as hedging instruments		$55			$—

Small Cap II Fund
Equity contracts	Unrealized appreciation on futures contracts	$62	*	Unrealized depreciation on futures contracts	$—	*
Total derivatives not accounted for as hedging instruments		$62			$—

Small/Mid Cap Equity Fund
Equity contracts	Unrealized appreciation on futures contracts	$281	*	Unrealized depreciation on futures contracts	$—	*
Total derivatives not accounted for as hedging instruments		$281			$—

U.S. Equity Factor Allocation Fund
Equity contracts	Unrealized appreciation on futures contracts	$285	*	Unrealized depreciation on futures contracts	$—	*
Total derivatives not accounted for as hedging instruments		$285			$—

U.S. Managed Volatility Fund
Equity contracts	Unrealized appreciation on futures contracts	$2	*	Unrealized depreciation on futures contracts	$—	*
Total derivatives not accounted for as hedging instruments		$2			$—

Global Managed Volatility Fund
Equity contracts	Unrealized appreciation on futures contracts	$76	*	Unrealized depreciation on futures contracts	$7	*
Foreign exchange contracts	Unrealized gain on forward foreign currency contracts	1,641		Unrealized loss on forward foreign currency contracts	2,757
Total derivatives not accounted for as hedging instruments		$1,717			$2,764

World Equity Ex-US Fund
Equity contracts	Unrealized appreciation on futures contracts	$1,724	*	Unrealized depreciation on futures contracts	$585	*
	Unrealized appreciation on swap contracts	20,208	†	Unrealized depreciation on swap contracts	—	†
Total derivatives not accounted for as hedging instruments		$ 21,932			$ 585

SEI Institutional Investments Trust

NOTES TO FINANCIAL STATEMENTS / NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

November 30, 2025 (Unaudited)

	Asset Derivatives			Liability Derivatives
	Statements of Assets and Liabilities/Consolidated Statement of Assets and Liabilities Location	Fair Value		Statements of Assets and Liabilities/Consolidated Statement of Assets and Liabilities Location	Fair Value
Screened World Equity Ex-US Fund
Equity contracts	Unrealized appreciation on futures contracts	$14	*	Unrealized depreciation on futures contracts	$5	*
	Unrealized appreciation on swap contracts	507	†	Unrealized depreciation on swap contracts	—	†
		$521			$5

Emerging Markets Equity Fund
Equity contracts	Unrealized appreciation on futures contracts	$—	*	Unrealized depreciation on futures contracts	$100	*
Total derivatives not accounted for as hedging instruments		$—			$100

Opportunistic Income Fund
Interest rate contracts	Unrealized appreciation on futures contracts	$2	*	Unrealized depreciation on futures contracts	$—	*
Total derivatives not accounted for as hedging instruments		$2			$—

Core Fixed Income Fund
Interest rate contracts	Investments, at value**	35		Options and swaptions written, at value	—
	Unrealized appreciation on futures contracts	$2,326	*	Unrealized depreciation on futures contracts	$1,071	*
Total derivatives not accounted for as hedging instruments		$2,361			$1,071

High Yield Bond Fund
Foreign exchange contracts	Unrealized gain on forward foreign currency contracts	$16		Unrealized loss on forward foreign currency contracts	$—
Total derivatives not accounted for as hedging instruments		$16			$—

Long Duration Fund
Interest rate contracts	Unrealized appreciation on future contracts	$958	*	Unrealized depreciation on future contracts	$435	*
Total derivatives not accounted for as hedging instruments		$958			$435

Long Duration Credit Fund
Interest rate contracts	Unrealized appreciation on future contracts	$1,066	*	Unrealized depreciation on future contracts	$683	*
Total derivatives not accounted for as hedging instruments		$1,066			$683

Ultra Short Duration Bond Fund
Interest rate contracts	Unrealized appreciation on future contracts	$—		Unrealized depreciation on future contracts	$5	*
Total derivatives not accounted for as hedging instruments		$—			$5

SEI Institutional Investments Trust

	Asset Derivatives			Liability Derivatives
	Statements of Assets and Liabilities/Consolidated Statement of Assets and Liabilities Location	Fair Value		Statements of Assets and Liabilities/Consolidated Statement of Assets and Liabilities Location	Fair Value
Emerging Markets Debt Fund
Equity contracts	Unrealized appreciation on swap contracts	$—	†	Unrealized depreciation on swap contracts	$20	†
Interest rate contracts	Unrealized appreciation on future contracts	1	*	Unrealized depreciation on future contracts	2	*
	Unrealized appreciation on swap contracts	7,062	†	Unrealized depreciation on swap contracts	1,413	†
Foreign exchange contracts	Unrealized gain on forward foreign currency contracts	7,707		Unrealized loss on forward foreign currency contracts	8,986
	Investments, at value**	2,005		Options and swaptions written, at value	617
Credit contracts	Unrealized appreciation on swap contracts	—	†	Unrealized depreciation on swap contracts	655	†
Total derivatives not accounted for as hedging instruments		$16,775			$11,693

Limited Duration Bond Fund
Interest rate contracts	Unrealized appreciation on future contracts	$187	*	Unrealized depreciation on future contracts	$334	*
	Investments, at value**	$9		Options and swaptions purchased, at value	$—
Total derivatives not accounted for as hedging instruments		$196			$334

Intermediate Duration Credit Fund
Interest rate contracts	Unrealized appreciation on futures contracts	$24	*	Unrealized depreciation on futures contracts	$139	*
Total derivatives not accounted for as hedging instruments		$24			$139

Dynamic Asset Allocation Fund
Interest rate contracts	Unrealized appreciation on swaps contracts	$68,345	†	Unrealized depreciation on swap contracts	$18,406	†
	Investments, at value**	4,892		Options and swaptions written, at value	472
Equity contracts	Unrealized appreciation on futures contracts	12,459	*	Unrealized depreciation on futures contracts	—	*
	Unrealized appreciation on swap contracts	208	†	Unrealized depreciation on swap contracts	285	†
Total derivatives not accounted for as hedging instruments		$85,904			$19,163

SEI Institutional Investments Trust

NOTES TO FINANCIAL STATEMENTS / NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

November 30, 2025 (Unaudited)

	Asset Derivatives			Liability Derivatives
	Statements of Assets and Liabilities/Consolidated Statement of Assets and Liabilities Location	Fair Value		Statements of Assets and Liabilities/Consolidated Statement of Assets and Liabilities Location	Fair Value
Multi-Asset Real Return Fund
Interest rate contracts	Unrealized appreciation on futures contracts	$73	*	Unrealized depreciation on futures contracts	$2	*
	Unrealized appreciation on swap contracts	3,066	†	Unrealized depreciation on swap contracts	555	†
Equity contracts	Unrealized appreciation on futures contracts	1,886	*	Unrealized depreciation on futures contracts	584	*
Credit contracts	Unrealized appreciation on swaps contracts	5	†	Unrealized depreciation on swaps contracts	—	†
Commodity contracts	Unrealized appreciation on futures contracts	3,759	*	Unrealized depreciation on futures contracts	1,234	*
Foreign exchange contracts	Unrealized gain on forward foreign currency contracts	—		Unrealized loss on forward foreign currency contracts	1
Total derivatives not accounted for as hedging instruments		$8,789			$2,376

* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedules of Investments or Consolidated Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities or Consolidated Statements of Assets and Liabilities.

** Includes purchased options and/or swaptions.

† Includes cumulative appreciation/depreciation of swap contracts as reported in the Schedules of Investments or Consolidated Schedule of Investments. Market Value is reported within the Statements of Assets and Liabilities or Consolidated Statements of Assets and Liabilities for swap contracts that have paid premiums.

The effect of derivative instruments on the Statements of Operations or Consolidated Statements of Operations for the period ended November 30, 2025.

Amount of realized gain or (loss) on derivatives recognized in income ($ Thousands):

Derivatives Not Accounted for as Hedging Instruments	Purchased Options and Swaptions	Written Options and Swaptions	Futures	Forward Currency Contracts	Swaps	Total
Large Cap Fund
Equity contracts	$—	$—	$2,160	$—	$—	$2,160
Total	$—	$—	$2,160	$—	$—	$2,160

Large Cap Disciplined Equity Fund
Equity contracts	$—	$—	$4,463	$—	$(1,537)	$2,926
Total	$—	$—	$4,463	$—	$(1,537)	$2,926

Large Cap Index Fund
Equity contracts	$—	$—	$6,276	$—	$—	$6,276
Total	$—	$—	$6,276	$—	$—	$6,276

S&P 500 Index Fund
Equity contracts	$—	$—	$14,975	$—	$—	$14,975
Total	$—	$—	$14,975	$—	$—	$14,975

Extended Market Index Fund
Equity contracts	$—	$—	$4,005	$—	$—	$4,005
Total	$—	$—	$4,005	$—	$—	$4,005

Small Cap Fund
Equity contracts	$—	$—	$349	$—	$—	$349
Total	$—	$—	$349	$—	$—	$349

SEI Institutional Investments Trust

Derivatives Not Accounted for as Hedging Instruments	Purchased Options and Swaptions	Written Options and Swaptions	Futures	Forward Currency Contracts	Swaps	Total
Small Cap II Fund
Equity contracts	$—	$—	$894	$—	$—	$894
Total	$—	$—	$894	$—	$—	$894

Small/Mid Cap Equity Fund
Equity contracts	$—	$—	$2,952	$—	$—	$2,952
Total	$—	$—	$2,952	$—	$—	$2,952

U.S. Equity Factor Allocation Fund
Equity contracts	$—	$—	$4,856	$—	$—	$4,856
Total	$—	$—	$4,856	$—	$—	$4,856

U.S. Managed Volatility Fund
Equity contracts	$—	$—	$759	$—	$—	$759
Total	$—	$—	$759	$—	$—	$759

Global Managed Volatility Fund
Foreign exchange contracts	$—	$—	$—	$8,076	$—	$8,076
Equity contracts	—	—	2,459	—	—	2,459
Total	$—	$—	$2,459	$8,076	$—	$10,535

World Equity Ex-US Fund
Foreign exchange contracts	$—	$—	$—	$(80)	$—	$(80)
Equity contracts	—	—	16,020	—	(3,533)	12,487
Total	$—	$—	$16,020	$(80)	$(3,533)	$12,407

Screened World Equity Ex-US Fund
Foreign exchange contracts	$—	$—	$—	$(11)	$—	$(11)
Equity contracts	—	—	816	—	456	1,272
Total	$—	$—	$816	$(11)	$456	$1,261

Emerging Markets Equity Fund
Equity contracts	$—	$—	$2,269	$—	$—	$2,269
Total	$—	$—	$2,269	$—	$—	$2,269

Opportunistic Income Fund
Interest rate contracts	$—	$—	$(76)	$—	$—	$(76)
Total	$—	$—	$(76)	$—	$—	$(76)

Core Fixed Income Fund
Interest rate contracts	$(533)	$—	$(842)	$—	$—	$(1,375)
Total	$(533)	$—	$(842)	$—	$—	$(1,375)

High Yield Bond Fund
Foreign exchange contracts	$—	$—	$—	$(35)	$—	$(35)
Total	$—	$—	$—	$(35)	$—	$(35)

Long Duration Fund
Interest rate contracts	$—	$—	$75	$—	$—	$75
Total	$—	$—	$75	$—	$—	$75

SEI Institutional Investments Trust

NOTES TO FINANCIAL STATEMENTS / NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

November 30, 2025 (Unaudited)

Derivatives Not Accounted for as Hedging Instruments	Purchased Options and Swaptions	Written Options and Swaptions	Futures	Forward Currency Contracts	Swaps	Total
Long Duration Credit Fund
Interest rate contracts	$—	$—	$2,381	$—	$—	$2,381
Total	$—	$—	$2,381	$—	$—	$2,381

Ultra Short Duration Bond Fund
Interest rate contracts	$—	$—	$(22)	$—	$—	$(22)
Total	$—	$—	$(22)	$—	$—	$(22)

Emerging Markets Debt Fund
Interest rate contracts	$—	$149	$(352)	$—	$2,324	$2,121
Foreign exchange contracts	259	1,627	—	(3,065)	—	(1,179)
Credit contracts	—	—	—	—	(792)	(792)
Equity contracts	—	—	—	—	(99)	(99)
Total	$259	$1,776	$(352)	$(3,065)	$1,433	$51

Limited Duration Bond Fund
Interest rate contracts	$—	$—	$(1,458)	$—	$—	$(1,458)
Equity contracts	(123)	—	—	—	—	(123)
Total	$(123)	$—	$(1,458)	$—	$—	$(1,581)

Intermediate Duration Credit Fund
Interest rate contracts	$—	$—	$(1,759)	$—	$—	$(1,759)
Total	$—	$—	$(1,759)	$—	$—	$(1,759)

Dynamic Asset Allocation Fund
Interest rate contracts	$(3,069)	$4,950	$—	$—	$32,659	$34,540
Foreign exchange contracts	(1,839)	3,288	—	—	(567)	882
Equity contracts	—	—	55,490	—	—	55,490
Total	$(4,908)	$8,238	$55,490	$—	$32,092	$90,912

Multi-Asset Real Return Fund
Interest rate contracts	$—	$—	$573	$—	$—	$573
Foreign exchange contracts	—	—	—	(9)	—	(9)
Equity contracts	(54)	8	(16,551)	—	—	(16,597)
Commodity contracts	—	—	14,123	—	—	14,123
Total	$(54)	$8	$(1,855)	$(9)	$—	$(1,910)

Change in unrealized appreciation or (depreciation) on derivatives recognized in income ($ Thousands):

Derivatives Not Accounted for as Hedging Instruments	Purchased Options and Swaptions	Written Options and Swaptions	Futures	Forward Currency Contracts	Swaps	Total
Large Cap Fund
Equity contracts	$—	$—	$(791)	$—	$—	$(791)
Total	$—	$—	$(791)	$—	$–	$(791)

Large Cap Disciplined Equity Fund
Equity contracts	$—	$—	$(2,109)	$—	$(3,237)	$(5,346)
Total	$—	$—	$(2,109)	$—	$(3,237)	$(5,346)

Large Cap Index Fund
Equity contracts	$—	$—	$(1,411)	$—	$—	$(1,411)
Total	$—	$—	$(1,411)	$—	$–	$(1,411)

SEI Institutional Investments Trust

Derivatives Not Accounted for as Hedging Instruments	Purchased Options and Swaptions	Written Options and Swaptions	Futures	Forward Currency Contracts	Swaps	Total
S&P 500 Index Fund
Equity contracts	$—	$—	$(3,016)	$—	$—	$(3,016)
Total	$—	$—	$(3,016)	$—	$–	$(3,016)

Extended Market Index Fund
Equity contracts	$—	$—	$(413)	$—	$—	$(413)
Total	$—	$—	$(413)	$—	$–	$(413)

Small Cap Fund
Equity contracts	$—	$—	$(11)	$—	$—	$(11)
Total	$—	$—	$(11)	$—	$–	$(11)

Small Cap II Fund
Equity contracts	$—	$—	$(291)	$—	$—	$(291)
Total	$—	$—	$(291)	$—	$–	$(291)

Small/Mid Cap Equity Fund
Equity contracts	$—	$—	$(749)	$—	$—	$(749)
Total	$—	$—	$(749)	$—	$–	$(749)

U.S. Equity Factor Allocation Fund
Equity contracts	$—	$—	$(1,125)	$—	$—	$(1,125)
Total	$—	$—	$(1,125)	$—	$–	$(1,125)

U.S. Managed Volatility Fund
Equity contracts	$—	$—	$(112)	$—	$—	$(112)
Total	$—	$—	$(112)	$—	$–	$(112)

Global Managed Volatility Fund
Foreign exchange contracts	$—	$—	$—	$(264)	$—	$(264)
Equity contracts	—	—	74	—	—	74
Total	$—	$—	$74	$(264)	$–	$(190)

World Equity Ex-US Fund
Equity contracts	$—	$—	$100	$—	$2,106	$2,206
Total	$—	$—	$100	$—	$2,106	$2,206

Screened World Equity Ex-US Fund
Foreign exchange contracts	$—	$—	$—	$7	$—	$7
Equity contracts	—	—	(26)	—	(40)	(66)
Total	$—	$—	$(26)	$7	$(40)	$(59)

Emerging Markets Equity Fund
Equity contracts	$—	$—	$86	$—	$—	$86
Total	$—	$—	$86	$—	$–	$86

Opportunistic Income Fund
Interest rate contracts	$—	$—	$20	$—	$—	$20
Total	$—	$—	$20	$—	$–	$20

Core Fixed Income Fund
Interest rate contracts	$(2,095)	$—	$1,161	$—	$—	$(934)
Total	$(2,095)	$—	$1,161	$—	$–	$(934)

High Yield Bond Fund
Foreign exchange contracts	$—	$—	$—	$56	$—	$56
Total	$—	$—	$—	$56	$–	$56

Long Duration Fund
Interest rate contracts	$—	$—	$392	$—	$—	$392
Total	$—	$—	$392	$—	$–	$392

Long Duration Credit Fund
Interest rate contracts	$—	$—	$(704)	$—	$—	$(704)
Total	$—	$—	$(704)	$—	$–	$(704)

SEI Institutional Investments Trust

NOTES TO FINANCIAL STATEMENTS / NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

November 30, 2025 (Unaudited)

Derivatives Not Accounted for as Hedging Instruments	Purchased Options and Swaptions	Written Options and Swaptions	Futures	Forward Currency Contracts	Swaps	Total
Ultra Short Duration Bond Fund
Interest rate contracts	$—	$—	$(5)	$—	$—	$(5)
Total	$—	$—	$(5)	$—	$–	$(5)

Emerging Markets Debt Fund
Interest rate contracts	$—	$159	$65	$—	$111	$335
Foreign exchange contracts	(259)	392	—	1,909	—	2,042
Credit contracts	—	—	—	—	(203)	(203)
Equity contracts	—	—	—	—	(19)	(19)
Total	$(259)	$551	$65	$1,909	$(111)	$2,155

Limited Duration Bond Fund
Interest rate contracts	$—	$—	$220	$—	$—	$220
Equity contracts	(212)	—	—	—	—	(212)
Total	$(212)	$—	$220	$—	$–	$8

Intermediate Duration Credit Fund
Interest rate contracts	$—	$—	$245	$—	$—	$245
Total	$—	$—	$245	$—	$–	$245

Dynamic Asset Allocation Fund
Interest rate contracts	$1,390	$(4,180)	$—	$—	$(27,195)	$(29,985)
Foreign exchange contracts	7,070	(1,146)	—	—	116	6,040
Equity contracts	—	—	(1,722)	—	(77)	(1,799)
Total	$8,460	$(5,326)	$(1,722)	$—	$(27,156)	$(25,744)

Multi-Asset Real Return Fund
Interest rate contracts	$—	$—	$(250)	$—	$304	$54
Foreign exchange contracts	—	—	—	(5)	—	(5)
Credit contracts	—	—	—	—	(5)	(5)
Equity contracts	—	—	7,323	—	—	7,323
Commodity contracts	—	—	4,555	—	—	4,555
Total	$—	$—	$11,628	$(5)	$299	$11,922

The following table discloses the average quarterly balances of the Funds' derivative activity during the period ended November 30, 2025 ($ Thousands):

	Large Cap Fund	Large Cap Disciplined Equity Fund	Large Cap Index Fund	S&P 500 Index Fund	Extended Market Index Fund
Futures Contracts:
Average Notional Balance Long	$8,525	$12,229	$30,344	$86,327	$18,450
Total Return Swaps
Average Notional Balance Long	–	36,411	–	–	–
Average Notional Balance Short	–	–	–	–	–

	Small Cap Fund	Small Cap II Fund	Small/Mid Cap Equity Fund	U.S. Equity Factor Allocation Fund	U.S. Managed Volatility Fund
Futures Contracts:
Average Notional Balance Long	$1,725	$2,275	$9,090	$22,129	$820

	Global Managed Volatility Fund	World Equity Ex-US Fund	Screened World Equity Ex-US Fund
Futures Contracts:
Average Notional Balance Long	$12,613	$107,534	$2,428
Forward Foreign Currency Contracts:
Average Notional Balance Long	425,096	–	93
Average Notional Balance Short	427,249	–	90
Credit Default Swaps:
Average Notional Balance Buy Protection	–	–	–

SEI Institutional Investments Trust

	Global Managed Volatility Fund	World Equity Ex-US Fund	Screened World Equity Ex-US Fund
Total Return Swaps
Average Notional Balance Long	$–	$139,125	$3,384
Average Notional Balance Short	–	–	–

	Emerging Markets Equity Fund	Opportunistic Income Fund	Core Fixed Income Fund	High Yield Bond Fund
Futures Contracts:
Average Notional Balance Long	$8,392	$438	$1,333,092	$–
Average Notional Balance Short	–	9,018	215,968	–
Forward Foreign Currency Contracts:
Average Notional Balance Long	–	–	–	1,011
Average Notional Balance Short	–	–	–	1,000
Options/Swaptions:
Average Notional Balance Short†	–	–	1,238	–

	Long Duration Fund	Long Duration Credit Fund	Ultra Short Duration Bond Fund	Emerging Markets Debt Fund
Futures Contracts:
Average Notional Balance Long	$73,933	$299,037	$6,267	$–
Average Notional Balance Short	33,346	105,785	–	17,805
Forward Foreign Currency Contracts:
Average Notional Balance Long	–	–	–	1,369,592
Average Notional Balance Short	–	–	–	1,370,935
Credit Default Swaps:
Average Notional Balance Buy Protection	–	–	–	47,000
Total Return Swaps
Average Notional Balance Long	–	–	–	776
Average Notional Balance Short	–	–	–	4,585
Interest Rate Swaps
Average Notional Balance	–	–	–	526,057
Options/Swaptions:
Average Notional Balance Short†	–	–	–	4,145

	Limited Duration Bond Fund	Intermediate Duration Credit Fund	Dynamic Asset Allocation Fund	Multi-Asset Real Return Fund
Futures Contracts:
Average Notional Balance Long	$133,021	$111,017	$408,325	$237,950
Average Notional Balance Short	43,217	67,706	–	124,039
Forward Foreign Currency Contracts:
Average Notional Balance Long	–	–	–	144
Average Notional Balance Short	–	–	–	144
Credit Default Swaps:
Average Notional Balance Buy Protection	–	–	–	11,290
Average Notional Balance Sell Protection	–	–	–	11,290
Total Return Swaps
Average Notional Balance Long	–	–	184,835	–
Average Notional Balance Short	–	–	–	–
Interest Rate Swaps
Average Notional Balance	–	–	7,639,820	136,880
Options/Swaptions:
Average Notional Balance Short†	271	–	1,628,075	–
Cross Currency Swaps
Average Notional Balance	–	–	1,885,500	–

† Represents cost.

SEI Institutional Investments Trust

NOTES TO FINANCIAL STATEMENTS / NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

November 30, 2025 (Unaudited)

A Fund is subject to various netting arrangements with select counterparties (“Master Agreements”). Master Agreements govern the terms of certain transactions, and reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Since different types of transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different Master Agreement, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow a Fund to close out and net its total exposure to a specific counterparty entity in the event of a default with respect to all the transactions governed under a single agreement with a specific counterparty entity.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Securities and U.S. dollar cash are generally the preferred forms of collateral. Securities and cash pledged as collateral are reflected as assets on the Statements of Assets and Liabilities/Consolidated Statements of Assets and Liabilities as either a component of investments at value (securities) or deposits due from counterparties (cash). Cash collateral received is not typically held in a segregated account and as such is reflected as a liability on the Statements of Assets and Liabilities/Consolidated Statements of Assets and Liabilities as deposits due to counterparties. The market value of any securities received as collateral is not reflected as a component of net asset value. A Fund’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Customer Account Agreements and related addendums govern exchange traded derivatives transactions such as futures, options on futures, and centrally cleared swaps. Exchange traded derivative transactions require posting of initial margin as determined by each relevant clearing agency which is segregated at a broker account registered with the Commodities Futures Trading Commission (“CFTC”), or the applicable regulator. In the US, counterparty risk is significantly reduced as creditors of the futures broker do not have claim to Fund assets in the segregated account. Additionally, portability of exposure in the event of default further reduces risk to the Funds. Variation margin, or changes in market value, are exchanged daily, but may not be netted between futures and cleared OTC derivatives. Refer to each Fund’s Statement of Assets and Liabilities or Consolidated Statement of Assets and Liabilities for market value, variation margin, and collateral of exchange-traded or centrally cleared financial derivative instruments.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern OTC financial derivative transactions entered into by a Fund and select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement.

Any election to terminate early could be material to the financial statements. In limited circumstances, the ISDA Master Agreement may contain additional provisions that add additional counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level. These amounts, if any, may be segregated with a third party custodian.

The following is a summary by derivative type of the market value of OTC financial derivative instruments and collateral (received) pledged as of November 30, 2025 ($ Thousands):

	Financial Derivative Assets				Financial Derivative Liabilities
Large Cap Disciplined Equity Fund	Forward Foreign Currency Contracts	Purchased Options and Swaptions	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options and Swaptions	Swap Agreements	Reverse Repurchase Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received) Pledged(1)	Net Exposures(2)
Bank of America Merrill Lynch	$—	$—	$—	$—	$—	$—	$2,051	$—	$2,051	$(2,051)	$—	$(2,051)
Total Over the Counter	$—	$—	$—	$—	$—	$—	$2,051	$—	$2,051

SEI Institutional Investments Trust

	Financial Derivative Assets				Financial Derivative Liabilities
Global Managed Volatility Fund	Forward Foreign Currency Contracts	Purchased Options and Swaptions	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options and Swaptions	Swap Agreements	Reverse Repurchase Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received) Pledged(1)	Net Exposures(2)
Barclays PLC	$—	$—	$—	$—	$371	$—	$—	$—	$371	$(371)	$—	$(371)
Brown Brothers Harriman	152	—	—	152	204	—	—	—	204	(52)	—	(52)
Standard Chartered	1,489	—	—	1,489	625	—	—	—	625	864	—	864
Westpac Banking	—	—	—	—	1,557	—	—	—	1,557	(1,557)	—	(1,557)
Total Over the Counter	$1,641	$—	$—	$1,641	$2,757	$—	$—	$—	$2,757

	Financial Derivative Assets				Financial Derivative Liabilities
World Equity Ex-US Fund	Forward Foreign Currency Contracts	Purchased Options and Swaptions	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options and Swaptions	Swap Agreements	Reverse Repurchase Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received) Pledged(1)	Net Exposures(2)
Morgan Stanley	$—	$—	$20,208	$20,208	$—	$—	$—	$—	$—	$20,208	$—	$20,208
Total Over the Counter	$—	$—	$20,208	$20,208	$—	$—	$—	$—	$—

	Financial Derivative Assets				Financial Derivative Liabilities
Screened World Equity Ex-US Fund	Forward Foreign Currency Contracts	Purchased Options and Swaptions	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options and Swaptions	Swap Agreements	Reverse Repurchase Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received) Pledged(1)	Net Exposures(2)
Morgan Stanley	$—	$—	$507	$507	$—	$—	$—	$—	$—	$507	$—	$507
Total Over the Counter	$—	$—	$507	$507	$—	$—	$—	$—	$—

	Financial Derivative Assets				Financial Derivative Liabilities
Core Fixed Income Fund	Forward Foreign Currency Contracts	Purchased Options and Swaptions	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options and Swaptions	Swap Agreements	Reverse Repurchase Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received) Pledged(1)	Net Exposures(2)
Bank of America Merrill Lynch	$—	$1	$—	$1	$—	$—	$—	$—	$—	$1	$—	$1
Goldman Sachs	—	3	—	3	—	—	—	—	—	3	—	3
JP Morgan Chase Bank	—	19	—	19	—	—	—	—	—	19	—	19
Morgan Stanley	—	12	—	12	—	—	—	—	—	12	—	12
Total Over the Counter	$—	$35	$—	$35	$—	$—	$—	$—	$—

	Financial Derivative Assets				Financial Derivative Liabilities
High Yield Bond Fund	Forward Foreign Currency Contracts	Purchased Options and Swaptions	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options and Swaptions	Swap Agreements	Reverse Repurchase Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received) Pledged(1)	Net Exposures(2)
Barclays PLC	$16	$—	$—	$16	$—	$—	$—	$—	$—	$16	$—	$16
Total Over the Counter	$16	$—	$—	$16	$—	$—	$—	$—	$—

	Financial Derivative Assets				Financial Derivative Liabilities
Emerging Markets Debt Fund	Forward Foreign Currency Contracts	Purchased Options and Swaptions	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options and Swaptions	Swap Agreements	Reverse Repurchase Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received) Pledged(1)	Net Exposures(2)
Bank of America	$758	$—	$—	$758	$1,904	$—	$23	$—	$1,927	$(1,169)	$23	$(1,146)
Barclays PLC	190	—	—	190	11	—	—	—	11	179	—	179
BNP Paribas	67	—	—	67	—	—	—	—	—	67	—	67
Citigroup	118	—	—	118	64	—	—	—	64	54	—	54
Deutsche Bank	1,178	—	—	1,178	1,237	—	—	—	1,237	(59)	—	(59)
Goldman Sachs	438	—	—	438	205	—	—	—	205	233	—	233
HSBC	32	—	—	32	206	—	—	—	206	(174)	—	(174)
ICBC Financial Services	184	—	—	184	—	—	—	—	—	184	—	184
Instinet, LLC	—	—	—	—	45	—	—	—	45	45	—	45
JPMorgan Chase Bank	1,530	—	64	1,594	3,007	—	75	—	3,082	(1,488)	75	(1,413)
Morgan Stanley	943	—	148	1,091	767	—	123	—	890	201	—	201

SEI Institutional Investments Trust

NOTES TO FINANCIAL STATEMENTS / NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

November 30, 2025 (Unaudited)

	Financial Derivative Assets				Financial Derivative Liabilities
Emerging Markets Debt Fund	Forward Foreign Currency Contracts	Purchased Options and Swaptions	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options and Swaptions	Swap Agreements	Reverse Repurchase Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received) Pledged(1)	Net Exposures(2)
RBC	$20	$—	$—	$20	$7	$—	$—	$—	$7	$13	$—	$13
SCB Securities	1,462	—	—	1,462	432	—	—	—	432	1,030	—	1,030
Societe Generale	514	—	—	514	875	—	—	—	875	(361)	—	(361)
Standard Bank	187	—	—	187	147	—	—	—	147	40	—	40
Standard Chartered	12	—	—	12	—	—	—	—	—	12	—	12
State Street	—	—	—	—	13	—	—	—	13	(13)	—	(13)
UBS	71	—	—	71	47	—	—	—	47	24	—	24
Wells Fargo	3	—	—	3	19	—	—	—	19	(16)	—	(16)
Total Over the Counter	$7,707	$—	$212	$7,919	$8,986	$—	$221	$—	$9,207

	Financial Derivative Assets				Financial Derivative Liabilities
Limited Duration Bond Fund	Forward Foreign Currency Contracts	Purchased Options and Swaptions	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options and Swaptions	Swap Agreements	Reverse Repurchase Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received) Pledged(1)	Net Exposures(2)
Goldman Sachs	$—	$9	$—	$9	$—	$—	$—	$—	$—	$9	$—	$9
Total Over the Counter	$—	$9	$—	$9	$—	$—	$—	$—	$—

	Financial Derivative Assets				Financial Derivative Liabilities
Dynamic Asset Allocation Fund	Forward Foreign Currency Contracts	Purchased Options and Swaptions	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options and Swaptions	Swap Agreements	Reverse Repurchase Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received) Pledged(1)	Net Exposures(2)
Goldman Sachs	$—	$4,892	$—	4,892	$—	$472	$—	$—	$472	$4,420	$—	$4,420
JPMorgan Chase	—	—	208	208	—	—	285	—	285	(77)	—	(77)
Total Over the Counter	$—	$4,892	$208	$5,100	$—	$472	$285	$—	$757

	Financial Derivative Assets				Financial Derivative Liabilities
Multi-Asset Real Return Fund	Forward Foreign Currency Contracts	Purchased Options and Swaptions	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options and Swaptions	Swap Agreements	Reverse Repurchase Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received) Pledged(1)	Net Exposures(2)
Brown Brothers Harriman	$—	$—	$—	$—	$1	$—	$—	$—	$1	$(1)	$—	$(1)
Total Over the Counter	$—	$—	$—	$—	$1	$—	$—	$—	1

(1) Excess collateral pledged is not shown for financial reporting purposes.

(2) Net Exposures represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity.

5. BASIS FOR CONSOLIDATION FOR THE DYNAMIC ASSET ALLOCATION AND MULTI-ASSET REAL RETURN FUNDS

The Consolidated Schedules of Investments, Consolidated Statements of Assets and Liabilities, Consolidated Statements of Operations, Consolidated Statements of Changes in Net Assets and the Consolidated Financial Highlights of the Dynamic Asset Allocation and Multi-Asset Real Return Funds include the accounts of their respective Subsidiaries. All intercompany accounts and transactions have been eliminated in consolidation for the Funds. The Subsidiaries have a fiscal year end of May 31 for financial statement consolidation purposes and a nonconforming tax year end of April 30.

The Subsidiaries are classified as controlled foreign corporations under the Internal Revenue Code of 1986 (“IRC”). The Subsidiaries taxable income is included in the calculation of the Funds’ taxable income. Net losses of the Subsidiaries are not deductible by the Funds either in the current period or carried forward to future periods.

The Dynamic Asset Allocation and Multi-Asset Real Return Funds may invest up to 25% of their total assets in their respective Subsidiary.

A summary of the Funds’ investments in the Subsidiaries are as follows:

SEI Institutional Investments Trust

	Inception Date of Subsidiary	Subsidiary Net Assets at November 30, 2025 ($ Thousands)	% of Total Net Assets at November 30, 2025
DAA Commodity Strategy
Subsidiary, Ltd.	January 28, 2014	$174,059	8.9%

MARR Commodity Strategy
Subsidiary, Ltd.	June 27, 2013	$153,510	19.6%

6. INVESTMENT ADVISORY, ADMINISTRATION AND DISTRIBUTION AGREEMENTS, INVESTMENT SUBADVISORY AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory, Administration and Distribution Agreements — SIMC serves as investment adviser (the “Adviser”) to each Fund. In connection with serving as Adviser, SIMC is entitled to a fee that is calculated daily and paid monthly, based on the average daily net assets of each Fund. SIMC has voluntarily waived a portion of its fees in order to keep investment advisory fees at a specified level. The Funds’ Adviser may discontinue all or part of these voluntary waivers at any time. Accordingly, the advisory fee and voluntary expense limitations for each Fund are as follows:

	Advisory Fees	Investment Advisory Fees After Fee Waivers
Large Cap Fund	0.40%	0.16%
Large Cap Disciplined Equity Fund	0.40	0.16
Large Cap Index Fund	0.05	0.01
S&P 500 Index Fund	0.03	0.01
Extended Market Index Fund	0.12	0.03
Small Cap Fund	0.65	0.40
Small Cap II Fund	0.65	0.37
Small/Mid Cap Equity Fund	0.65	0.37
U.S. Equity Factor Allocation Fund	0.25	0.00
U.S. Managed Volatility Fund	0.55	0.18
Global Managed Volatility Fund	0.65	0.22
World Equity Ex-US Fund	0.55	0.24
Screened World Equity Ex-US Fund	0.65	0.23
Emerging Markets Equity Fund	0.85	0.52
Opportunistic Income Fund	0.45	0.22
Core Fixed Income Fund	0.30	0.09
High Yield Bond Fund	0.4875	0.2600
Long Duration Fund	0.30	0.12
Long Duration Credit Fund	0.30	0.12
Ultra Short Duration Bond Fund	0.15	0.09
Emerging Markets Debt Fund	0.60	0.36
Real Return Fund	0.22	0.00
Limited Duration Bond Fund	0.25	0.08
Intermediate Duration Credit Fund	0.25	0.12
Dynamic Asset Allocation Fund	0.60	0.01
Multi-Asset Real Return Fund	0.55	0.18

As of November 30, 2025, SIMC has entered into investment sub-advisory agreements with the following parties and pays the sub-advisers out of the fee that it receives from the Funds:

Investment Sub-Adviser

Large Cap Fund

Acadian Asset Management LLC

Copeland Capital Management, LLC

Cullen Capital Management LLC

Fred Alger Management, LLC

LSV Asset Management*

PineStone Asset Management Inc.

Large Cap Disciplined Equity Fund

Acadian Asset Management LLC

Brandywine Global Investment Management, LLC

Copeland Capital Management, LLC

Mackenzie Investments Corporation

PineStone Asset Management, Inc.

Large Cap Index Fund

SSGA Funds Management, Inc.

S&P 500 Index Fund

SSGA Funds Management, Inc.

Extended Market Index Fund

SSGA Funds Management, Inc.

Small Cap Fund

Axiom Investors LLC

Los Angeles Capital Management LLC

LSV Asset Management*

Martingale Asset Management, L.P.

The Informed Momentum Company LLC

Small Cap II Fund

Copeland Capital Management, LLC

Easterly Investment Partners LLC

Leeward Investments, LLC

Los Angeles Capital Management LLC

The Informed Momentum Company LLC

Small/Mid Cap Equity Fund

Axiom Investors LLC

Copeland Capital Management, LLC

Geneva Capital Management LLC

Jackson Creek Investment Advisors LLC

LSV Asset Management*

U.S. Managed Volatility Fund

Acadian Asset Management LLC

LSV Asset Management*

Global Managed Volatility Fund

Acadian Asset Management LLC

LSV Asset Management*

World Equity Ex-US Fund

Acadian Asset Management LLC

Brickwood Asset Management LLP

Delaware Investments Fund Advisers, a series of Macquarie Investment Management Business Trust

Lazard Asset Management LLC

Pzena Investment Management, LLC

Screened World Equity Ex-US Fund

SEI Institutional Investments Trust

NOTES TO FINANCIAL STATEMENTS / NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

November 30, 2025 (Unaudited)

Acadian Asset Management LLC

Brickwood Asset Management LLP

Lazard Asset Management LLC

Emerging Markets Equity Fund

Causeway Capital Management LLC

JOHCM (USA) Inc.

Robeco Institutional Asset Management US Inc.

RWC Asset Advisers (US) LLC

WCM Investment Management, LLC

Opportunistic Income Fund

Ares Capital Management II, LLC

Manulife Investment Management (US) LLC

Wellington Management Company, LLP

Core Fixed Income Fund

Allspring Global Investments, LLC

Jennison Associates LLC

MetLife Investment Management, LLC

Metropolitan West Asset Management, LLC

High Yield Bond Fund

Ares Capital Management II, LLC

Benefit Street Partners, LLC

Blackstone Credit Systematic Strategies LLC

Brigade Capital Management, LP

J.P. Morgan Investment Management, Inc.

Long Duration Fund

Income Research + Management

Jennison Associates LLC

Legal & General Investment Management America, Inc.

Metropolitan West Asset Management, LLC

Long Duration Credit Fund

Income Research + Management

Jennison Associates LLC

Legal & General Investment Management America, Inc.

MetLife Investment Management, LLC

Metropolitan West Asset Management, LLC

Ultra Short Duration Bond Fund

MetLife Investment Management, LLC

Wellington Management Company, LLP

Emerging Markets Debt Fund

Artisan Partners Limited Partnership

Colchester Global Investors Limited

Grantham, Mayo, van Otterloo & Co. LLC

Invesco Advisers

Marathon Asset Management, L.P.

Limited Duration Bond Fund

MetLife Investment Management, LLC

Metropolitan West Asset Management, LLC

Intermediate Duration Credit Fund

Income Research + Management

Legal & General Investment Management America, Inc.

MetLife Investment Management, LLC

Dynamic Asset Allocation Fund

SSGA Funds Management, Inc.

Multi-Asset Real Return Fund

AllianceBernstein L.P.

Franklin Advisers, Inc.

UBS Asset Management (Americas) LLC

Wellington Management

* Affiliated

SEI Investments Global Funds Services (the “Administrator”) serves as administrator to the Funds. The Administrator provides certain administrative and shareholder servicing for an annual fee of 0.05% of the average daily net assets of each Fund. For the period ended period, the Administrator has voluntarily agreed to waive all of its fees. The Funds’ Administrator may discontinue all or part of these voluntary waivers at any time.

SEI Investments Distribution Co. (the “Distributor”), a wholly owned subsidiary of SEI Investments Company (“SEI”), serves as each Fund’s Distributor pursuant to a Distribution Agreement with the Trust.

Other — The Distribution Agreement between the Distributor and the Trust provides that the Distributor may receive compensation on fund transactions effected for the Trust in accordance with Securities and Exchange Commission (“SEC”) rules. Accordingly, it is expected that fund transactions may result in brokerage commissions being paid to the Distributor. The SEC rules require that such commissions not exceed usual and customary commissions.

Payments to Affiliates — Certain officers and/or trustees of the Trust are also officers and/or Directors of the Distributor, the Adviser and/or the Administrator. The Trust pays each unaffiliated Trustee an annual fee for attendance at quarterly and interim meetings. Compensation of officers and affiliated Trustees of the Trust is paid by the Distributor or Administrator.

A portion of the services provided by the Chief Compliance Officer (“CCO”) and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Adviser, sub-advisers and service providers as required by SEC regulations.

LSV Asset Management (partially-owned subsidiary of SIMC) serves as a sub-adviser to the Large Cap, Small Cap, Small/Mid Cap Equity, U.S. Managed Volatility and Global Managed Volatility Funds. For this service, LSV Asset Management is entitled to receive a fee from SIMC. Such fees for the period ended November 30, 2025, were as follows ($ Thousands):

Large Cap Fund	$90
Small Cap Fund	154
Small/Mid Cap Equity Fund	615
U.S. Managed Volatility Fund	185
Global Managed Volatility Fund	1,196

SEI Institutional Investments Trust

Fees Paid Indirectly — The Funds may direct certain fund trades to the Distributor who pays a portion of each Fund’s expenses. Accordingly, the expenses reduced, which were used to pay third party expenses, can be found on the Statements of Operations or Consolidated Statement of Operations and the effect on each Fund’s expense ratio, as a percentage of each Fund’s average daily net assets for the period ended November 30, 2025, can be found on the Financial Highlights or Consolidated Financial Highlights.

Investment in Affiliated Security — The Funds may invest in the SEI Daily Income Trust (“SDIT”) Government Fund, an affiliated money market fund to manage excess cash or to serve as margin or collateral for derivative positions.

A Fund may purchase companies with which it is affiliated to the extent these companies are represented in its benchmark index.

Interfund Lending — The SEC has granted an exemption that permits the Trust to participate in an interfund lending program (“The Program”) with existing or future investment companies registered under the 1940 Act that are advised by SIMC (the “SEI Funds”). The Program allows the SEI Funds to lend money to and borrow money from each other for temporary or emergency purposes. Participation in The Program is voluntary for both borrowing and lending funds.

Interfund loans may be made only when the rate of interest to be charged is more favorable to the lending fund than an investment in overnight repurchase agreements (“Repo Rate”), and more favorable to the borrowing fund than the rate of interest that would be charged by a bank for short-term borrowings (“Bank Loan Rate”). The Bank Loan Rate will be determined using a formula annually reviewed by the SEI Funds’ Board of Trustees. The interest rate imposed on inter-fund loans is the average of the Repo Rate and the Bank Loan Rate.

As of and during the period ended November 30, 2025, the Trust did not participate in the program.

7. CAPITAL SHARE TRANSACTIONS

Capital share transactions for the Funds were as follows (Thousands):

For the period ended November 30, 2025 (Unaudited) and the year ended May 31, 2025.

	Large Cap Fund		Large Cap Disciplined Equity Fund		Large Cap Index Fund		S&P 500 Index Fund
	6/1/2025 to 11/30/2025 (Unaudited)	6/1/2024 to 5/31/2025	6/1/2025 to 11/30/2025 (Unaudited)	6/1/2024 to 5/31/2025	6/1/2025 to 11/30/2025 (Unaudited)	6/1/2024 to 5/31/2025	6/1/2025 to 11/30/2025 (Unaudited)	6/1/2024 to 5/31/2025
Class A:
Shares Issued	872	3,196	6,048	26,704	316	1,917	13,801	26,789
Shares Issued in Lieu of Dividends and Distributions	296	5,802	—	19,520	54	1,155	1,189	43,059
Shares Redeemed	(15,874)	(8,903)	(16,138)	(26,613)	(2,089)	(2,403)	(30,594)	(55,128)
Total Increase (Decrease) in Shares Derived from Class A Transactions	(14,706)	95	(10,090)	19,611	(1,719)	669	(15,604)	14,720

	Extended Market Index Fund		Small Cap Fund		Small Cap II Fund		Small/Mid Cap Equity Fund
	6/1/2025 to 11/30/2025 (Unaudited)	6/1/2024 to 5/31/2025	6/1/2025 to 11/30/2025 (Unaudited)	6/1/2024 to 5/31/2025	6/1/2025 to 11/30/2025 (Unaudited)	6/1/2024 to 5/31/2025	6/1/2025 to 11/30/2025 (Unaudited)	6/1/2024 to 5/31/2025
Class A:
Shares Issued	3,418	10,379	345	2,490	1,265	5,985	9,564	16,790
Shares Issued in Lieu of Dividends and Distributions	285	6,914	88	662	134	2,181	452	5,589
Shares Redeemed	(8,159)	(17,740)	(7,347)	(2,846)	(4,760)	(5,698)	(10,421)	(13,621)
Total Increase (Decrease) in Shares Derived from Class A Transactions	(4,456)	(447)	(6,914)	306	(3,361)	2,468	(405)	8,758

SEI Institutional Investments Trust

NOTES TO FINANCIAL STATEMENTS / NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

November 30, 2025 (Unaudited)

	U.S. Equity Factor Allocation Fund		U.S. Managed Volatility Fund		Global Managed Volatility Fund		World Equity Ex-US Fund
	6/1/2025 to 11/30/2025 (Unaudited)	6/1/2024 to 5/31/2025	6/1/2025 to 11/30/2025 (Unaudited)	6/1/2024 to 5/31/2025	6/1/2025 to 11/30/2025 (Unaudited)	6/1/2024 to 5/31/2025	6/1/2025 to 11/30/2025 (Unaudited)	6/1/2024 to 5/31/2025
Class A:
Shares Issued	21,724	76,399	3,953	6,220	38,180	53,428	22,919	82,619
Shares Issued in Lieu of Dividends and Distributions	1,165	10,940	417	6,949	—	18,410	—	23,564
Shares Redeemed	(12,393)	(22,397)	(41,914)	(16,602)	(67,485)	(74,004)	(68,885)	(113,803)
Total Increase (Decrease) in Shares Derived from Class A Transactions	10,496	64,942	(37,544)	(3,433)	(29,305)	(2,166)	(45,966)	(7,620)

	Screened World Equity Ex-US Fund		Emerging Markets Equity Fund		Opportunistic Income Fund
	6/1/2025 to 11/30/2025 (Unaudited)	6/1/2024 to 5/31/2025	6/1/2025 to 11/30/2025 (Unaudited)	6/1/2024 to 5/31/2025	6/1/2025 to 11/30/2025 (Unaudited)	6/1/2024 to 5/31/2025
Class A:
Shares Issued	259	1,652	708	10,129	8,166	13,186
Shares Issued in Lieu of Dividends and Distributions	—	406	—	4,771	1,423	2,864
Shares Redeemed	(3,003)	(1,753)	(22,699)	(33,464)	(6,199)	(14,974)
Total Increase (Decrease) in Shares Derived from Class A Transactions	(2,744)	305	(21,991)	(18,564)	3,390	1,076

	Core Fixed Income Fund		High Yield Bond Fund		Long Duration Fund		Long Duration Credit Fund
	6/1/2025 to 11/30/2025 (Unaudited)	6/1/2024 to 5/31/2025	6/1/2025 to 11/30/2025 (Unaudited)	6/1/2024 to 5/31/2025	6/1/2025 to 11/30/2025 (Unaudited)	6/1/2024 to 5/31/2025	6/1/2025 to 11/30/2025 (Unaudited)	6/1/2024 to 5/31/2025
Class A:
Shares Issued	122,127	227,614	27,768	48,222	34,765	169,742	39,763	72,075
Shares Issued in Lieu of Dividends and Distributions	20,828	36,854	10,945	22,791	2,360	3,329	10,171	19,671
Shares Redeemed	(64,842)	(93,367)	(28,659)	(46,891)	(4,473)	(151,877)	(50,756)	(101,924)
Total Increase (Decrease) in Shares Derived from Class A Transactions	78,113	171,101	10,054	24,122	32,652	21,194	(822)	(10,178)

	Ultra Short Duration Bond Fund		Emerging Markets Debt Fund		Real Return Fund		Limited Duration Bond Fund
	6/1/2025 to 11/30/2025 (Unaudited)	6/1/2024 to 5/31/2025	6/1/2025 to 11/30/2025 (Unaudited)	6/1/2024 to 5/31/2025	6/1/2025 to 11/30/2025 (Unaudited)	6/1/2024 to 5/31/2025	6/1/2025 to 11/30/2025 (Unaudited)	6/1/2024 to 5/31/2025
Class A:
Shares Issued	2,985	14,480	12,430	20,482	3,356	2,952	13,760	47,757
Shares Issued in Lieu of Dividends and Distributions	843	2,195	6,400	10,570	654	1,107	4,213	9,745
Shares Redeemed	(13,716)	(21,688)	(23,602)	(33,236)	(2,140)	(6,683)	(35,261)	(87,932)
Total Increase (Decrease) in Shares Derived from Class A Transactions	(9,888)	(5,013)	(4,772)	(2,184)	1,870	(2,624)	(17,288)	(30,430)

	Intermediate Duration Credit Fund		Dynamic Asset Allocation Fund		Multi-Asset Real Return Fund
	6/1/2025 to 11/30/2025 (Unaudited)	6/1/2024 to 5/31/2025	6/1/2025 to 11/30/2025 (Unaudited)	6/1/2024 to 5/31/2025	6/1/2025 to 11/30/2025 (Unaudited)	6/1/2024 to 5/31/2025
Class A:
Shares Issued	33,451	93,793	9,651	9,898	11,611	17,095
Shares Issued in Lieu of Dividends and Distributions	10,507	21,087	—	21,185	—	4,668
Shares Redeemed	(59,088)	(101,481)	(10,899)	(20,067)	(16,848)	(23,965)
Total Increase (Decrease) in Shares Derived from Class A Transactions	(15,130)	13,399	(1,248)	11,016	(5,237)	(2,202)

8. INVESTMENT TRANSACTIONS

The cost of security purchases and proceeds from the sale and maturities of securities other than temporary cash investments, during the period ended November 30, 2025, were as follows:

SEI Institutional Investments Trust

	U.S. Gov't ($ Thousands)	Other ($ Thousands)	Total ($ Thousands)
Large Cap Fund
Purchases	$—	$234,117	$234,117
Sales	—	471,091	471,091
Large Cap Disciplined Equity Fund
Purchases	—	661,214	661,214
Sales	—	718,903	718,903
Large Cap Index Fund
Purchases	—	62,751	62,751
Sales	—	415,396	415,396
S&P 500 Index Fund
Purchases	—	160,005	160,005
Sales	—	520,459	520,459
Extended Market Index Fund
Purchases	—	138,322	138,322
Sales	—	224,896	224,896
Small Cap Fund
Purchases	—	95,836	95,836
Sales	—	190,648	190,648
Small Cap II Fund
Purchases	—	113,749	113,749
Sales	—	142,592	142,592
Small/Mid Cap Equity Fund
Purchases	—	346,355	346,355
Sales	—	340,044	340,044
U.S. Equity Factor Allocation Fund
Purchases	—	885,349	885,349
Sales	—	697,901	697,901
U.S. Managed Volatility Fund
Purchases	—	73,183	73,183
Sales	—	501,651	501,651
Global Managed Volatility Fund
Purchases	—	406,942	406,942
Sales	—	735,685	735,685
World Equity Ex-US Fund
Purchases	—	2,360,768	2,360,768
Sales	—	2,921,904	2,921,904
Screened World Equity Ex-US Fund
Purchases	—	56,663	56,663
Sales	—	88,288	88,288
Emerging Markets Equity Fund
Purchases	—	305,026	305,026
Sales	—	544,800	544,800
Opportunistic Income Fund
Purchases	4,183	55,889	60,072
Sales	2,396	47,054	49,450
Core Fixed Income Fund
Purchases	14,189,910	1,525,669	15,715,579
Sales	13,955,851	1,235,435	15,191,286
High Yield Bond Fund
Purchases	—	635,618	635,618
Sales	—	631,002	631,002

	U.S. Gov't ($ Thousands)	Other ($ Thousands)	Total ($ Thousands)
Long Duration Fund
Purchases	$402,981	$184,565	$587,546
Sales	330,762	66,435	397,197
Long Duration Credit Fund
Purchases	515,237	998,216	1,513,453
Sales	545,845	985,966	1,531,811
Ultra Short Duration Bond Fund
Purchases	41,683	59,027	100,710
Sales	23,694	118,982	142,676
Emerging Markets Debt Fund
Purchases	—	792,829	792,829
Sales	3,909	814,790	818,699
Real Return Fund
Purchases	59,084	—	59,084
Sales	47,580	—	47,580
Limited Duration Bond Fund
Purchases	2,226,085	285,821	2,511,906
Sales	2,312,246	416,103	2,728,349
Intermediate Duration Credit Fund
Purchases	1,879,730	930,850	2,810,580
Sales	1,907,747	1,048,893	2,956,640
Dynamic Asset Allocation Fund
Purchases	—	125,520	125,520
Sales	—	141,661	141,661
Multi-Asset Real Return Fund
Purchases	72,488	85,114	157,602
Sales	88,447	100,353	188,800

9. FEDERAL TAX INFORMATION

It is each Fund’s intention to qualify for or continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute all of its taxable income (including net capital gains). Accordingly, no provision for Federal income taxes is required.

The Dynamic Asset Allocation and Multi-Asset Real Return Funds have investments in commodity linked derivatives through wholly owned Cayman Island subsidiaries (CFCs). On March 19, 2019, the Treasury published final regulation that allows regulated investment companies investing in CFCs to treat the required income inclusion as qualifying income.

Dividends from net investment income and distributions from net realized capital gains are determined in accordance with U.S. Federal income tax regulations, which may differ from those amounts determined under U.S. GAAP. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital or distributable earnings (loss), as appropriate, in the period that the differences arise.

SEI Institutional Investments Trust

NOTES TO FINANCIAL STATEMENTS / NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

November 30, 2025 (Unaudited)

The tax character of dividends and distributions paid during the last two years ended May 31, were as follows:

	Ordinary Income ($ Thousands)	Long-term Capital Gain ($ Thousands)	Return of Capital ($ Thousands)	Total ($ Thousands)
Large Cap Fund
2025	$35,924	$58,658	$—	$94,582
2024	16,817	41,017	—	57,834
Large Cap Disciplined Equity Fund
2025	62,288	167,864	—	230,152
2024	50,974	7,904	—	58,878
Large Cap Index Fund
2025	32,312	205,268	—	237,580
2024	25,250	182,147	—	207,397
S&P 500 Index Fund
2025	69,149	818,877	—	888,026
2024	70,080	359,965	—	430,045
Extended Market Index Fund
2025	16,021	110,948	—	126,969
2024	16,212	11,447	—	27,659
Small Cap Fund
2025	5,322	3,983	—	9,305
2024	2,676	—	—	2,676
Small Cap II Fund
2025	7,911	17,241	—	25,152
2024	4,729	8,479	—	13,208
Small/Mid Cap Equity Fund
2025	17,760	42,269	—	60,029
2024	10,509	—	—	10,509
U.S. Equity Factor Allocation Fund
2025	50,576	109,965	—	160,541
2024	19,210	—	—	19,210
U.S. Managed Volatility Fund
2025	32,584	47,135	—	79,719
2024	20,701	71,212	—	91,913
Global Managed Volatility Fund
2025	103,581	105,979	—	209,560
2024	68,009	62,623	—	130,632
World Equity Ex-US Fund
2025	257,600	42,752	—	300,352
2024	229,297	—	—	229,297
Screened World Equity Ex-US Fund
2025	5,203	1,452	—	6,655
2024	3,952	—	—	3,952
Emerging Markets Equity Fund
2025	30,802	17,871	—	48,673
2024	30,902	—	—	30,902
Opportunistic Income Fund
2025	25,331	—	—	25,331
2024	33,561	—	—	33,561
Core Fixed Income Fund
2025	349,865	—	—	349,865
2024	303,930	—	—	303,930
High Yield Bond Fund
2025	171,640	—	—	171,640
2024	245,142	—	—	245,142
Long Duration Fund
2025	20,029	—	—	20,029
2024	28,448	—	—	28,448
Long Duration Credit Fund
2025	155,175	—	—	155,175

SEI Institutional Investments Trust

	Ordinary Income ($ Thousands)	Long-term Capital Gain ($ Thousands)	Return of Capital ($ Thousands)	Total ($ Thousands)
2024	$147,153	$—	$—	$147,153
Ultra Short Duration Bond Fund
2025	22,014	—	—	22,014
2024	23,200	—	—	23,200
Emerging Markets Debt Fund
2025	95,637	—	—	95,637
2024	134,640	—	—	134,640
Real Return Fund
2025	10,596	—	—	10,596
2024	9,942	—	—	9,942
Limited Duration Bond Fund
2025	94,200	—	—	94,200
2024	97,104	—	—	97,104
Intermediate Duration Credit Fund
2025	187,089	—	—	187,089
2024	176,902	—	—	176,902
Dynamic Asset Allocation Fund
2025	45,046	375,631	—	420,677
2024	22,062	183,053	—	205,115
Multi-Asset Real Return Fund
2025	35,945	—	—	35,945
2024	33,541	—	—	33,541

As of May 31, 2025, the components of distributable earnings (accumulated losses) were as follows:

	Undistributed Ordinary Income ($ Thousands)	Undistributed Long-Term Capital Gain ($ Thousands)	Capital Loss Carryforwards ($ Thousands)	Post- October Losses ($ Thousands)	Late Year Ordinary Losses ($ Thousands)	Unrealized Appreciation (Depreciation) ($ Thousands)	Other Temporary Differences ($ Thousands)	Total Distributable Earnings (Accumulated Losses) ($ Thousands)
Large Cap Fund	$9,601	$74,593	$—	$—	$—	$215,088	$(6)	$299,276
Large Cap Disciplined Equity Fund	—	59,254	—	—	—	302,404	(26)	361,632
Large Cap Index Fund	5,960	85,327	—	—	—	1,403,960	—	1,495,247
S&P 500 Index Fund	10,343	143,340	—	—	—	2,782,497	1	2,936,181
Extended Market Index Fund	4,271	57,740	—	—	—	355,017	2	417,030
Small Cap Fund	1,337	14,898	—	—	—	24,820	1	41,056
Small Cap II Fund	962	8,896	—	—	—	29,078	(2)	38,934
Small/Mid Cap Equity Fund	1,459	34,670	—	—	—	96,877	3	133,009
U.S. Equity Factor Allocation Fund	31,944	40,451	—	—	—	444,246	1	516,642
U.S. Managed Volatility Fund	6,004	69,301	—	—	—	95,806	(2)	171,109
Global Managed Volatility Fund	32,297	75,090	—	—	—	240,568	(1)	347,954
World Equity Ex-US Fund	160,246	296,954	—	—	—	1,382,673	(1)	1,839,872
Screened World Equity Ex-US Fund	3,800	6,181	—	—	—	21,106	5	31,092
Emerging Markets Equity Fund	16,224	27,289	—	—	—	100,663	(1)	144,175
Opportunistic Income Fund	12,696	—	(47,474)	—	—	(1,976)	1	(36,753)
Core Fixed Income Fund	32,682	—	(1,204,839)	—	—	(249,669)	(41,523)	(1,463,349)
High Yield Bond Fund	76,259	—	(509,978)	—	—	(194,015)	(13,914)	(641,648)
Long Duration Fund	438	—	(152,439)	—	—	(50,778)	(2,401)	(205,180)
Long Duration Credit Fund	12,064	—	(407,086)	—	—	(477,988)	(13,660)	(886,670)
Ultra Short Duration Bond Fund	1,812	—	(8,480)	—	—	(752)	(1,807)	(9,227)
Emerging Markets Debt Fund	31,671	—	(392,956)	—	—	(13,871)	(30,630)	(405,786)
Real Return Fund	2,437	—	(13,003)	—	—	198	3	(10,365)
Limited Duration Bond Fund	7,393	—	(57,767)	—	—	5,766	(9,140)	(53,748)
Intermediate Duration Credit Fund	50	—	(347,696)	—	—	(168,615)	(1,075)	(517,336)
Dynamic Asset Allocation Fund	20,514	146,896	—	—	—	858,540	(2)	1,025,948
Multi-Asset Real Return Fund	7,582	—	(112,753)	—	—	(71,647)	4	(176,814)

SEI Institutional Investments Trust

NOTES TO FINANCIAL STATEMENTS / NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

November 30, 2025 (Unaudited)

Other temporary differences are primarily consist of straddle loss deferrals and dividend payable.

The Funds have capital losses carried forward as follows:

	Short-Term Loss ($ Thousands)	Long-Term Loss ($ Thousands)	Total * ($ Thousands)
Opportunistic Income Fund	$–	$47,474	$47,474
Core Fixed Income Fund	367,732	837,107	1,204,839
High Yield Bond Fund	13,438	496,540	509,978
Long Duration Fund	30,479	121,960	152,439
Long Duration Credit Fund	$64,977	$342,109	$407,086
Ultra Short Duration Bond Fund	2,151	6,329	8,480
Emerging Markets Debt Fund	190,189	202,767	392,956
Real Return Fund	1,812	11,191	13,003
Limited Duration Bond Fund	14,749	43,018	57,767
Intermediate Duration Credit Fund	52,599	295,097	347,696
Multi-Asset Real Return Fund	84,810	27,943	112,753

* During the year ended May 31, 2025, the funds listed below utilized capital loss carryforwards to offset capital gains ($Thousands):

Small Cap Fund	$3,648
World Equity Ex-US Fund	162,680
Screened World Equity Ex-US Fund	281
Limited Duration Bond Fund	10,530
Ultra Short Duration Bond Fund	232

For Federal income tax purposes, the cost of investments owned at November 30, 2025, and the net realized gains or losses on investments sold for the period were not materially different from amounts reported for financial reporting purposes. These differences are primarily due to investments in partnerships, passive foreign investment companies, defaulted bond and wash sales which cannot be used for Federal income tax purposes in the current year and have been deferred for use in future years. The aggregate gross unrealized appreciation and depreciation on total investments held by the Funds at November 30, 2025, was as follows:

	Federal Tax Cost ($ Thousands)	Appreciated Securities ($ Thousands)	Depreciated Securities ($ Thousands)	Net Unrealized Appreciation (Depreciation) ($ Thousands)
Large Cap Fund	$428,873	$246,275	$(17,136)	$229,139
Large Cap Disciplined Equity Fund	1,000,398	427,758	(30,773)	396,985
Large Cap Index Fund	330,097	1,542,189	(13,190)	1,528,999
S&P 500 Index Fund	1,253,654	3,256,812	(41,956)	3,214,856
Extended Market Index Fund	692,555	604,723	(90,728)	513,995
Small Cap Fund	151,443	43,470	(11,309)	32,161
Small Cap II Fund	197,444	69,812	(9,009)	60,803
Small/Mid Cap Equity Fund	747,804	199,441	(47,549)	151,892

	Federal Tax Cost ($ Thousands)	Appreciated Securities ($ Thousands)	Depreciated Securities ($ Thousands)	Net Unrealized Appreciation (Depreciation) ($ Thousands)
U.S. Equity Factor Allocation Fund	$2,301,242	$793,309	$(51,886)	$741,423
U.S. Managed Volatility Fund	233,401	48,157	(11,516)	36,641
Global Managed Volatility Fund	1,608,348	306,717	(85,753)	220,964
World Equity Ex-US Fund	6,659,025	2,043,585	(284,542)	1,759,043
Screened World Equity Ex-US Fund	128,155	30,226	(6,803)	23,423
Emerging Markets Equity Fund	500,843	197,138	(38,230)	158,908
Opportunistic Income Fund	442,970	4,333	(5,284)	(951)
Core Fixed Income Fund	10,327,818	132,622	(111,359)	21,263
High Yield Bond Fund	2,054,940	122,375	(109,553)	12,822
Long Duration Fund	733,763	8,452	(22,251)	(13,799)
Long Duration Credit Fund	3,387,207	29,800	(279,642)	(249,842)
Ultra Short Duration Bond Fund	364,887	1,539	(890)	649
Emerging Markets Debt Fund	1,580,212	96,565	(1,694)	94,871
Real Return Fund	266,001	3,203	(190)	3,013
Limited Duration Bond Fund	1,909,827	16,516	(1,984)	14,532
Intermediate Duration Credit Fund	4,154,837	72,572	(113,804)	(41,232)
Dynamic Asset Allocation Fund	564,858	1,081,696	(13,413)	1,068,283
Multi-Asset Real Return Fund	646,142	115,806	(5,359)	110,447

Management has analyzed the Funds’ tax positions taken on Federal income tax returns for all open tax years and has concluded that as of November 30, 2025, no provision for income tax would be required in the Funds’ financial statements. The Funds’ Federal and state income and Federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. The Funds or their agent files withholding tax reclaims in certain jurisdictions to recover certain amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. Professional fees paid to those that provide assistance in receiving the tax reclaims, which

SEI Institutional Investments Trust

generally are contingent upon successful receipt of reclaimed amounts, are recorded in Professional Fees on the Statements of Operations, if applicable, once the amounts are due. The professional fees related to pursuing these tax reclaims are not subject to the Adviser’s expense limitation agreement.

10. CONCENTRATION/RISKS

In the normal course of business, the Trust enters into contracts that provide general indemnifications by the Trust to the counterparty to the contract. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Trust and, therefore, cannot be estimated; however, Management believes that, based on experience, the risk of loss from such claims is considered remote.

The market values of the Core Fixed Income, High Yield Bond, Long Duration, Long Duration Credit, Ultra Short Duration Bond, Limited Duration Bond, Intermediate Duration Credit and Multi-Asset Real Return Funds’ investments will change in response to interest rate changes and other factors. During periods of falling interest rates, the values of fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Changes by recognized rating agencies in the ratings of any fixed income security and in the ability of an issuer to make payments of interest and principal may also affect the value of these investments.

The World Equity Ex-US, Screened World Equity Ex-US, Emerging Markets Equity and Emerging Markets Debt Funds concentrate their investments in securities of foreign issuers in various countries. These investments may involve certain considerations and risks not typically associated with investments in the United States, as a result of, among other factors, the possibility of future political and economic developments and the level of governmental supervision and regulation of securities markets in the respective countries.

The following descriptions provide additional information about some of the risks of investing in the Funds. A more complete description of principal risks is included in each Fund’s prospectus under the heading “Principal Risks”.

American Depositary Receipts (ADRs) Risk — ADRs are certificates evidencing ownership of shares of a foreign issuer that are issued by depositary banks and generally trade on an established market. ADRs are subject to many of the risks associated with investing directly in foreign securities, including, among other things, political, social and economic developments abroad, currency movements and different legal, regulatory and tax environments.

Artificial Intelligence — The rapid development of increasingly widespread use of certain artificial intelligence — or “AI” — technologies may adversely impact the overall performance of a Fund’s investments, or alter the services provided to a Fund by its service providers. AI technologies are highly reliant on the collection and analysis of large amounts of data and complex algorithms, and it is possible that the information provided through use of AI technologies could be insufficient, incomplete, inaccurate or biased, leading to adverse effects for a Fund, including, potentially, operational errors and investment losses. AI technologies and their current and potential future applications, and the regulatory frameworks within which they operate, continue to rapidly evolve, and it is impossible to predict the full extent of future applications or regulations and the associated risks to a Fund.

Asset-Backed Securities Risk — Payment of principal and interest on asset-backed securities is dependent largely on the cash flows generated by the assets backing the securities. Securitization trusts generally do not have any assets or sources of funds other than receivables and related property they own, and asset-backed securities are generally not insured or guaranteed by the related sponsor or any other entity. Asset-backed securities may be more illiquid than more conventional types of fixed income securities that the Fund may acquire.

Bank Loans Risk—With respect to bank loans, the Fund will assume the credit risk of both the borrower and the lender that is selling the participation. The Fund may also have difficulty disposing of bank loans because, in certain cases, the market for such instruments is not highly liquid.

Below Investment Grade Securities (Junk Bonds) Risk — Fixed income securities rated below investment grade (junk bonds) involve greater risks of default or downgrade and are generally more volatile than investment grade securities because the prospect for repayment of principal and interest of many of these securities is speculative. Because these securities typically offer a higher rate of return to compensate investors for these risks, they are sometimes referred to as “high yield bonds,” but there is no guarantee that an investment in these securities will result in a high rate of return.

Commercial Paper Risk — Commercial paper is a short-term obligation with a maturity generally ranging from one to 270 days and is issued by U.S. or foreign companies or other entities in order to finance their current operations. Such investments are unsecured and usually discounted from their value at maturity. The value of commercial paper may be affected by changes in the credit rating or financial condition of the issuing entities and will tend to

SEI Institutional Investments Trust

NOTES TO FINANCIAL STATEMENTS / NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

November 30, 2025 (Unaudited)

fall when interest rates rise and rise when interest rates fall. Asset-backed commercial paper may be issued by structured investment vehicles or other conduits that are organized to issue the commercial paper and to purchase trade receivables or other financial assets. The repayment of asset-backed commercial paper depends primarily on the cash collections received from such an issuer’s underlying asset portfolio and the issuer’s ability to issue new asset-backed commercial paper.

Commodity Investments and Derivatives Risk — Commodity investments and derivatives may be more volatile and less liquid than direct investments in the underlying commodities themselves. Commodity related equity returns can also be affected by the issuer’s financial structure or the performance of unrelated businesses. The value of a commodity investment or a derivative investment in commodities is typically based upon the price movements of a physical commodity, a commodity futures contract or commodity index or some other readily measurable economic variable that is dependent upon changes in the value of commodities or the commodities markets. The value of these securities will rise or fall in response to changes in the underlying commodity or related benchmark or investment, changes in interest rates or factors affecting a particular industry or commodity, such as natural disasters, weather and U.S. and international economic, political and regulatory developments.

Commodity-Linked Securities Risk — Investments in commodity-linked securities may be more volatile and less liquid than direct investments in the underlying commodities themselves. Commodity-related equity returns can also be affected by the issuer’s financial structure or the performance of unrelated businesses.

Convertible and Preferred Securities Risk — Convertible and preferred securities have many of the same characteristics as stocks, including many of the same risks. In addition, convertible bonds may be more sensitive to changes in interest rates than stocks. Convertible bonds may also have credit ratings below investment grade, meaning that they carry a higher risk of failure by the issuer to pay principal and/or interest when due.

Corporate Fixed Income Securities Risk — Corporate fixed income securities respond to economic developments, especially changes in interest rates, as well as perceptions of the creditworthiness and business prospects of individual issuers.

Credit Risk — The risk that the issuer of a security or the counterparty to a contract will default or otherwise become unable to honor a financial obligation.

Currency Risk — As a result of the Fund’s investments in securities denominated in, and/or receiving revenues in, foreign currencies, the Fund will be subject to currency risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency hedged. In either event, the dollar value of an investment in the Fund would be adversely affected. Due to the Fund’s active positions in currencies, it will be subject to the risk that currency exchange rates may fluctuate in response to, among other things, changes in interest rates, intervention (or failure to intervene) by U.S. or foreign governments, central banks or supranational entities, or by the imposition of currency controls or other political developments in the United States or abroad.

Current Market Condition Risk — Current market conditions risk is the risk that a particular investment, or shares of the Funds in general, may fall in value due to current market conditions. Although interest rates were unusually low in recent years in the U.S. and abroad, in 2022, the Federal Reserve and certain foreign central banks raised interest rates as part of their efforts to address rising inflation. The Federal Reserve and certain foreign central banks subsequently started to lower interest rates in September 2024, though economic or other factors, such as inflation, could lead to the Federal Reserve stopping or reversing these changes. It is difficult to accurately predict the pace at which interest rates might change, the timing, frequency or magnitude of any such changes in interest rates, or when such changes might stop or again reverse course. Unexpected changes in interest rates could lead to significant market volatility or reduce liquidity in certain sectors of the market. The ongoing adversarial political climate in the United States, as well as political and diplomatic events both domestic and abroad, have and may continue to have an adverse impact on the U.S. regulatory landscape, markets and investor behavior, which could have a negative impact on the Funds’ investments and operations. Other unexpected political, regulatory and diplomatic events within the U.S. and abroad may affect investor and consumer confidence and may adversely impact financial markets and the broader economy. For example, ongoing armed conflicts between Russia and Ukraine in Europe

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and among Israel, Hamas and other militant groups in the Middle East, have caused and continued to cause significant market disruptions and volatility within the markets in Russia, Europe and the Middle East and the United States. The hostilities and sanctions resulting from those hostilities have and could continue to have a significant impact on certain Fund investments as well as Fund performance and liquidity. The economies of the United States and its trading partners, as well as the financial markets generally, may be adversely impacted by trade disputes and other matters. If geopolitical conflicts develop or worsen, economies, markets and individual securities may be adversely affected, and the value of the Funds’ assets may go down. The COVID-19 global pandemic, or any future public health crisis, and the ensuing policies enacted by governments and central banks have caused and may continue to cause significant volatility and uncertainty in global financial markets, negatively impacting global growth prospects. Advancements in technology may also adversely impact markets and the overall performance of the Funds. For instance, the economy may be significantly impacted by the advanced development and increased regulation of artificial intelligence. These events, and any other future events, may adversely affect the prices and liquidity of the Funds’ portfolio investments and could result in disruptions in the trading markets.

Derivatives Risk — The Fund’s use of futures contracts, forwards contracts, options and swaps is subject to market risk, leverage risk, correlation risk and liquidity risk. Leverage risk and liquidity risk are described below and market risk is described above. Many OTC derivative instruments will not have liquidity beyond the counterparty to the instrument. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. The Fund’s use of forward contracts, options and swaps is also subject to credit risk and valuation risk. Credit risk is described below. Valuation risk is the risk that the derivative may be difficult to value and/or valued incorrectly. Each of these risks could cause the Fund to lose more than the principal amount invested in a derivative instrument. Some derivatives have the potential for unlimited loss, regardless of the size of the Fund’s initial investment. The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities. The Fund’s use of derivatives may also increase the amount of taxes payable by shareholders. The Fund’s use of may also increase the amount of taxes payable by shareholders. Both U.S. and non-U.S. regulators have adopted and implemented regulations governing derivatives markets, the ultimate impact of which remains unclear.

Duration Risk — The longer-term securities in which the Fund may invest are more volatile. A portfolio with a longer average portfolio duration is more sensitive to changes in interest rates than a portfolio with a shorter average portfolio duration.

Equity Market Risk — The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. Market risk may affect a single issuer, an industry, a sector or the equity or bond market as a whole. Equity markets may decline significantly in response to adverse issuer, political, regulatory, market, economic or other developments that may cause broad changes in market value, public perceptions concerning these developments, and adverse investor sentiment or publicity. Similarly, environmental and public health risks, such as natural disasters, epidemics, pandemics or widespread fear that such events may occur, may impact markets adversely and cause market volatility in both the short- and long-term.

Exchange-Traded Funds (ETFs) Risk — The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio securities. When the Fund invests in an ETF, in addition to directly bearing the expenses associated with its own operations, it will bear a pro rata portion of the ETF’s expenses.

Extension Risk — The risk that rising interest rates may extend the duration of a fixed income security, typically reducing the security’s value.

Fixed Income Market Risk — The prices of the Fund’s fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, the Fund’s fixed income securities will decrease in value if interest rates rise and vice versa. In a low interest rate environment, risks associated with rising rates are heightened. Declines in dealer market-making capacity as a result of structural or regulatory changes could decrease liquidity and/or increase volatility in the fixed income markets. Markets for fixed income securities may decline significantly in response to adverse issuer, political, regulatory, market, economic or other developments that may cause broad changes in market value, public perceptions concerning these developments, and adverse investor sentiment or publicity. Similarly, environmental and public health risks, such as natural disasters, epidemics, pandemics or widespread fear that such events may occur, may impact markets adversely and cause market volatility in both the short- and long-term. In response to these events, the Fund’s value may fluctuate and/or the Fund may experience increased redemptions from shareholders,

SEI Institutional Investments Trust

NOTES TO FINANCIAL STATEMENTS / NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

November 30, 2025 (Unaudited)

which may impact the Fund’s liquidity or force the Fund to sell securities into a declining or illiquid market.

Foreign Investment/Emerging and Frontier Markets Risk — The risk that non-U.S. securities may be subject to additional price volatility, illiquidity and decreases in value due to, among other things, political, social and economic developments abroad, government ownership or control of portions of the private sector or certain companies, trade barriers and currency movements, exchange controls and managed adjustments in relative currency values, and different or new and unsettled securities and tax markets, laws and regulations. These additional risks may be heightened with respect to emerging market countries because political turmoil and rapid changes in economic conditions are more likely to occur in these countries. These risks may be magnified further with respect to “frontier market countries,” which are a subset of emerging market countries with even smaller national economies.

Foreign Sovereign Debt Securities Risk — The risks that (i) the governmental entity that controls the repayment of sovereign debt may not be willing or able to repay the principal and/or interest when it becomes due, because of factors such as debt service burden, political constraints, cash flow problems and other national economic factors; (ii) governments may default on their debt securities, which may require holders of such securities to participate in debt rescheduling or additional lending to defaulting governments; and (iii) there is no bankruptcy proceeding by which defaulted sovereign debt may be collected in whole or in part.

Inflation Protected Securities Risk — The value of inflation protected securities, including TIPS, generally will fluctuate in response to changes in “real” interest rates, generally decreasing when real interest rates rise and increasing when real interest rates fall. Real interest rates represent nominal (or stated) interest rates reduced by the expected impact of inflation. In addition, interest payments on inflation-indexed securities will generally vary up or down along with the rate of inflation.

Interest Rate Risk — The risk that a change in interest rates will cause a fall in the value of fixed income securities, including U.S. Government securities, in which a Fund invests. Generally, the value of the Fund’s fixed income securities will vary inversely with the direction of prevailing interest rates. Changing interest rates may have unpredictable effects on the markets and may affect the value and liquidity of instruments held by the Fund. Although U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates.

A low interest rate environment may present greater interest rate risk, because there may be a greater likelihood of rates increasing and rates may increase more rapidly.

Investing in Limited Recourse Obligations Risk — Collateralized debt obligation (CDO) and collateralized loan obligation (CLO) securities are non-recourse obligations of their issuer payable solely from the related underlying collateral or its proceeds. Therefore, as a holder of CDOs and CLOs, the Fund must rely only on distributions on the underlying collateral or related proceeds for payment. If distributions on the underlying collateral are insufficient to make payments on the CDO or CLO securities, no other assets will be available for payment of the deficiency. As a result, the amount and timing of interest and principal payments in respect of CDO and CLO securities will depend on the performance and characteristics of the related underlying collateral.

Investment Company Risk — When the Fund invests in an investment company, including closed-end funds and ETFs, in addition to directly bearing the expenses associated with its own operations, it will bear a pro rata portion of the investment company’s expenses. Further, while the risks of owning shares of an investment company generally reflect the risks of owning the underlying investments of the investment company, the Fund may be subject to additional or different risks than if the Fund had invested directly in the underlying investments. For example, the lack of liquidity in an ETF could result in its value being more volatile than that of the underlying portfolio securities. Closed-end investment companies issue a fixed number of shares that trade on a stock exchange or over-the-counter at a premium or a discount to their net asset value. As a result, a closed-end fund’s share price fluctuates based on what another investor is willing to pay rather than on the market value of the securities in the fund.

Investment in the Subsidiary Risk — The Subsidiary is not registered under the Investment Company Act of 1940, as amended (“the 1940 Act”), and, unless otherwise noted in this prospectus, is not subject to all of the investor protections of the 1940 Act. Thus, the Fund, as an investor in the Subsidiary, will not have all of the protections offered to investors in registered investment companies. In addition, changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Subsidiary, respectively, are organized, could result in the inability of the Fund and/or the Subsidiary to

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operate as intended and could negatively affect the Fund and its shareholders.

Investment Style Risk — The risk that large capitalization securities may underperform other segments of the equity markets or the equity markets as a whole.

Large Capitalization Risk — The risk that larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Larger companies also may not be able to attain the high growth rates of successful smaller companies.

Leverage Risk — The Funds’ use of derivatives may result in the Funds’ total investment exposure substantially exceeding the value of its portfolio securities and the Funds’ investment returns depending substantially on the performance of securities that the Funds may not directly own. The use of leverage can amplify the effects of market volatility on the Funds’ share price and may also cause the Funds to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations. The Funds’ use of leverage may result in a heightened risk of investment loss.

Liquidity Risk — The risk that certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. The Fund may have to lower the price of the security, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance.

Market Risk — The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. Market risk may affect a single issuer, an industry, a sector or the equity market as a whole. Equity markets may decline significantly in response to adverse issuer, political, regulatory, market, economic or other developments that may cause broad changes in market value, public perceptions concerning these developments, and adverse investor sentiment or publicity. Similarly, environmental and public health risks, such as natural disasters, epidemics, pandemics or widespread fear that such events may occur, may impact markets adversely and cause market volatility in both the short- and long-term.

Mortgage-Backed Securities Risk — Mortgage-backed securities are affected significantly by the rate of prepayments and modifications of the mortgage loans backing those securities, as well as by other factors such as borrower defaults, delinquencies, realized or liquidation losses and other shortfalls. Mortgage-backed securities are particularly sensitive to prepayment risk, which is described below, given that the term to maturity for mortgage loans is generally substantially longer than the expected lives of those securities;

however, the timing and amount of prepayments cannot be accurately predicted. The timing of changes in the rate of prepayments of the mortgage loans may significantly affect the Fund’s actual yield to maturity on any mortgage-backed securities, even if the average rate of principal payments is consistent with the Fund’s expectation. Along with prepayment risk, mortgage-backed securities are significantly affected by interest rate risk, which is described above. In a low interest rate environment, mortgage loan prepayments would generally be expected to increase due to factors such as refinancings and loan modifications at lower interest rates. In contrast, if prevailing interest rates rise, prepayments of mortgage loans would generally be expected to decline and therefore extend the weighted average lives of mortgage-backed securities held or acquired by the Fund.

Mortgage Dollar Rolls Risk — Mortgage dollar rolls are transactions in which the Fund sells securities (usually mortgage-backed securities) and simultaneously contracts to repurchase substantially similar, but not identical, securities on a specified future date. If the broker-dealer to whom the Fund sells the security becomes insolvent, the Fund’s right to repurchase the security may be restricted. Other risks involved in entering into mortgage dollar rolls include the risk that the value of the security may change adversely over the term of the mortgage dollar roll and that the security the Fund is required to repurchase may be worth less than the security that the Fund originally held.

Municipal Securities Risk — Municipal securities, like other fixed income securities, rise and fall in value in response to economic and market factors, primarily changes in interest rates, and actual or perceived credit quality. Rising interest rates will generally cause municipal securities to decline in value. Longer-term securities respond more sharply to interest rate changes than do shorter-term securities. A municipal security will also lose value if, due to rating downgrades or other factors, there are concerns about the issuer’s current or future ability to make principal or interest payments. State and local governments rely on taxes and, to some extent, revenues from private projects financed by municipal securities, to pay interest and principal on municipal debt. Poor statewide or local economic results or changing political sentiments may reduce tax revenues and increase the expenses of municipal issuers, making it more difficult for them to repay principal and to make interest payments on securities owned by the Fund. Actual or perceived erosion of the creditworthiness of municipal issuers may reduce the value of the Fund’s holdings. As a result, the Fund will be more susceptible to factors that adversely affect issuers of municipal obligations than a mutual fund

SEI Institutional Investments Trust

NOTES TO FINANCIAL STATEMENTS / NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

November 30, 2025 (Unaudited)

that does not have as great a concentration in municipal obligations.

Non-Diversified Risk — The Emerging Markets Debt is non-diversified. Additionally, in seeking to track an index, the Large Cap Index Fund, S&P 500 Index Fund, and Extended Market Index Fund may become non-diversified as a result of a change in relative market capitalization or index weighting of one or more constituents of the index. A non-diversified fund generally invests a greater portion of its assets in the securities of one or more issuers and invests overall in a smaller number of issuers than a diversified fund. A non-diversified Fund may be more sensitive to a single economic, business, political, regulatory, or other occurrence, which may negatively impact the Fund's performance and result in greater fluctuation in the value of the Fund's shares. However, the Funds intend to satisfy the asset diversification requirements for qualifying as a regulated investment company (RIC) under Subchapter M of the Internal Revenue Code of 1986, as amended (the Code).

Opportunity Risk — The risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in other investments.

Participation Notes (P-Notes) Risk — P-Notes are participation interest notes that are issued by banks or broker-dealers and are designed to offer a return linked to a particular underlying equity, debt, currency or market. Investments in P-Notes involve the same risks associated with a direct investment in the underlying foreign companies or foreign securities markets that they seek to replicate. However, there can be no assurance that the trading price of P-Notes will equal the underlying value of the foreign companies or foreign securities markets that they seek to replicate.

Portfolio Turnover Risk — Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and taxes subject to ordinary income tax rates as opposed to more favorable capital gains rates, which may affect the Fund's performance.

Prepayment Risk — The risk that, in a declining interest rate environment, fixed income securities with stated interest rates may have the principal paid earlier than expected, requiring the Fund to invest the proceeds at generally lower interest rates.

Private Placements Risk — Investment in privately placed securities may be less liquid than in publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Fund or less than what may be considered the fair value of such securities. Further, companies whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements that might be applicable if their securities were publicly traded.

Quantitative Investing Risk — A quantitative investment style generally involves the use of computers to implement a systematic or rules-based approach to selecting investments based on specific measurable factors. Due to the significant role technology plays in such strategies, they carry the risk of unintended or unrecognized issues or flaws in the design, coding, implementation or maintenance of the computer programs or technology used in the development and implementation of the quantitative strategy.

Real Estate Industry Risk — Securities of companies principally engaged in the real estate industry may be subject to the risks associated with direct ownership of real estate. Risks commonly associated with the direct ownership of real estate include fluctuations in the value of underlying properties, defaults by borrowers or tenants, changes in interest rates and risks related to general or local economic conditions.

Redemption Risk — The Funds may experience periods of heavy redemptions that could cause the Funds to liquidate its assets at inopportune times or at a loss or depressed value, particularly during periods of declining or illiquid markets.

REITs Risk — REITs are trusts that invest primarily in commercial real estate or real estate-related loans. The Fund’s investments in REITs will be subject to the risks associated with the direct ownership of real estate. Risks commonly associated with the direct ownership of real estate include fluctuations in the value of underlying properties, defaults by borrowers or tenants, changes in interest rates and risks related to general or local economic conditions. Some REITs may have limited diversification and may be subject to risks inherent in financing a limited number of properties.

Repurchase Agreements and Reverse Repurchase Agreements Risk — In the event of the insolvency of the counterparty to a repurchase agreement or reverse repurchase agreement, recovery of the repurchase price owed to the Fund or, in the case of a reverse repurchase agreement, the securities sold by the Fund, may be delayed. Because reverse repurchase agreements may be considered to be the practical equivalent of borrowing funds, they constitute a form of leverage. If the Fund reinvests the proceeds of a reverse repurchase agreement at a rate lower than the cost of

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the agreement, entering into the agreement will lower the Fund’s yield.

Sampling Risk — The Fund may not fully replicate the benchmark index and may hold securities not included in the index. As a result, the Fund may not track the return of its benchmark index as well as it would have if the Fund purchased all of the securities in its benchmark index.

Short Sales Risk — A short sale involves the sale of a security that the Fund does not own in the expectation of purchasing the same security (or a security exchangeable therefore) at a later date at a lower price. Short sales expose the Fund to the risk that it will be required to buy the security sold short (also known as “covering” the short position) at a time when the security has appreciated in value, thus resulting in a loss to the Fund. Investment in short sales may also cause the Fund to incur expenses related to borrowing securities. Reinvesting proceeds received from short selling may create leverage, which can amplify the effects of market volatility on the Fund’s share price. In addition, shorting a future contract may require posting only a margin that may amount to less than the notional exposure of the contract. Such a practice may exacerbate the loss in a case of adverse price action.

Small and Medium Capitalization Risk — Small and medium capitalization companies in which the Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, small and medium capitalization companies may have limited product lines, markets and financial resources and may depend upon a relatively small management group. Therefore, small and medium capitalization stocks may be more volatile than those of larger companies. Small and medium capitalization stocks may be traded over-the-counter (OTC). OTC stocks may trade less frequently and in smaller volume than exchange listed stocks and may have more price volatility than that of exchange-listed stocks.

Social Investment Criteria Risk — The Screened World Equity Ex-US Fund’s portfolio is subject to certain social investment criteria, including its anti-BDS approach. As a result, the Sub-Advisers will avoid purchasing certain securities for social reasons when it is otherwise economically advantageous to purchase those securities or may sell certain securities for social reasons when it is otherwise economically advantageous to hold those securities. In general, the application of the Fund’s social investment criteria may affect the Fund’s exposure to certain industries, sectors and geographic areas, which may affect the financial performance of the Fund, positively or negatively, depending on whether these industries or sectors are in or out of favor.

Tax Risk — The Fund may gain most of its exposure to the commodities markets through its investment in the Subsidiary, which invests in commodity investments and derivative instruments. To the extent the Fund invests in such instruments directly, it will seek to restrict its income from commodity-linked derivative instruments that do not generate qualifying income, such as commodity-linked swaps, to a maximum of 10% of its gross income (when combined with its other investments that produce non-qualifying income) to comply with the qualifying income test necessary for the Fund to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. The tax treatment of certain commodity linked derivative instruments may be affected by future regulatory or legislative changes that could affect the character, timing and/or amount of the Fund’s taxable income or gains and distributions.

Tracking Error Risk — The risk that the Fund’s performance may vary substantially from the performance of the benchmark index it tracks as a result of cash flows, Fund expenses, imperfect correlation between the Fund’s investments and the index’s components and other factors.

U.S. Government Securities Risk — Although U.S. Government securities are considered to be among the safest investments, they are still subject to the credit risk of the U.S. Government and are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. Government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency’s own resources. No assurance can be given that the U.S. Government will provide financial support to its agencies and instrumentalities if it is not obligated by law to do so.

Warrants Risk — Warrants are instruments that entitle the holder to buy an equity security at a specific price for a specific period of time. Warrants may be more speculative than other types of investments. The price of a warrant may be more volatile than the price of its underlying security, and a warrant may offer greater potential for capital appreciation as well as capital loss. A warrant ceases to have value if it is not exercised prior to its expiration date.

Please refer to each Fund’s current prospectus for additional disclosure regarding the risks associated with investing in the Funds. The foregoing is not intended to be a complete discussion of the risks associated with the investment strategies of the Funds.

SEI Institutional Investments Trust

NOTES TO FINANCIAL STATEMENTS / NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Concluded)

November 30, 2025 (Unaudited)

11. SECURITIES LENDING

To the extent consistent with its Investment Objective and Strategies, a Fund may lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Trust’s Board of Trustees. These loans may not exceed 33 1/3% of the total asset value of the Fund including the loan collateral). No Fund will lend portfolio securities to its Adviser, sub-adviser or their affiliates unless it has applied for and received specific authority to do so from the SEC. Loans of portfolio securities will be fully collateralized by cash. Collateral will be maintained in an amount equal to at least 100% of the current market value of the loaned securities by marking-to-market daily, although the borrower will be required to deliver collateral between 102% and 105% of the market value of borrowed securities for domestic and foreign securities, respectively. However, due to market fluctuations during the day, the value of securities loaned on a particular day may, during the course of the day, exceed the value of collateral. On each business day, the amount of collateral is adjusted based on the prior day’s market fluctuations and the current day’s lending activity.

Income from lending activity is determined by the amount of interest earned on collateral, less any amounts payable to the borrowers of the securities and the lending agent. Lending securities involves certain risks, including the risk that the Fund may be delayed or prevented from recovering the collateral if the borrower fails to return the securities.

Cash collateral received in connection with securities lending is invested in short-term investments by the lending agent. These investments may include the SEI Liquidity Fund, LP, and the Fund bears all of the gains and losses on such investment. There is no guarantee that these investments will not lose value.

During the period ended November 30, 2025, the Funds discontinued using the Securities Lending Program.

12. CONCENTRATION OF SHAREHOLDERS

SEI Private Trust Company (“SPTC”) and SIMC are subsidiaries of SEI Investments Company. As of November 30, 2025, SPTC held of record the following:

Fund	% Held
Large Cap Fund	68%
Large Cap Disciplined Equity Fund	73%
Large Cap Index Fund	73%
S&P 500 Index Fund	70%
Extended Market Index Fund	73%
Small Cap Fund	65%
Small Cap II Fund	59%
Small/Mid Cap Equity Fund	65%
U.S. Equity Factor Allocation Fund	76%
U.S. Managed Volatility Fund	26%
Global Managed Volatility Fund	56%
World Equity Ex-US Fund	71%
Screened World Equity Ex-US Fund	76%
Emerging Markets Equity Fund	64%
Opportunistic Income Fund	81%
Core Fixed Income Fund	66%
High Yield Bond Fund	68%
Long Duration Fund	54%
Long Duration Credit Fund	63%
Ultra Short Duration Bond Fund	47%
Emerging Markets Debt Fund	68%
Real Return Fund	72%
Limited Duration Bond Fund	71%
Intermediate Duration Credit Fund	60%
Dynamic Asset Allocation Fund	75%
Multi-Asset Real Return Fund	80%

SPTC is not a direct service provider to the Funds. However, SPTC performs a key role in the comprehensive investment solution that SEI provides to investors. SPTC holds the vast majority of shares in the Funds as custodian for shareholders that are clients of the advisors and financial planners. SPTC maintains accounts at SEI Institutional Transfer Agency (“SITA”), and operates in an omnibus fund account environment.

13. SEGMENT REPORTING

In this reporting period, the Funds adopted the Financial Accounting Standards Board (“FASB”) Accounting Standards Update (“ASU”) 2023-07, Segment Reporting (Topic 280) – “Improvements to Reportable Segment Disclosures” (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect the Funds’ financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. SIMC acts as the Funds’ CODM. The CODM has determined that the Funds represent a single operating segment, as the CODM monitors the operating results of the Funds as a whole and the Funds’

SEI Institutional Investments Trust

long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Funds’ portfolio managers as a team. The financial information in the form of the Funds’ schedules of investments, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus the Funds’ comparative benchmarks and to make resource allocation decisions for the Funds’ single segment, is consistent with that presented within the Funds’ financial statements. Segment assets are reflected on the accompanying Statements of Assets and Liabilities as “Total Assets” and significant segment expenses are listed on the accompanying Statements of Operations.

14. RECENT ACCOUNTING PRONOUNCEMENT

In December 2023, the FASB issued Accounting Standards Update 2023-09 (“ASU 2023-09”), Income Taxes (Topic 740) Improvements to Income Tax Disclosures, which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. ASU 2023-09 is effective for annual periods beginning after December 15, 2024, and early adoption is permitted. Management is evaluating the impact of these changes on the Funds’ financial statements.

15. SUBSEQUENT EVENTS

Management has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no disclosure and/or adjustments were required to the financial statements.

SEI Institutional Investments Trust

OTHER INFORMATION (FORM N-CSRS ITEMS 8-11) (UNAUDITED)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included within the Statement(s) of Operations of the financial statements.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

SEI Institutional Investments Trust (the “Trust”) and SEI Investments Management Corporation (“SIMC”) have entered into an investment advisory agreement (the “Advisory Agreement”), pursuant to which SIMC provides investment advisory services to the series of the Trust (the “Funds”). Pursuant to separate sub-advisory agreements with SIMC (the “Sub-Advisory Agreements” and, together with the Advisory Agreement, the “Investment Advisory Agreements”), and under the supervision of SIMC and the Trust’s Board of Trustees (each member, a “Trustee” and, collectively, the “Trustees” or the “Board”), the sub-advisers (each, a “Sub-Adviser” and collectively, the “Sub-Advisers”) provide security selection and certain other advisory services with respect to all or a discrete portion of the assets of the Funds. The Sub-Advisers are also responsible for managing their employees who provide services to the Funds. The Sub-Advisers are selected based primarily upon the research and recommendations of SIMC, which evaluates quantitatively and qualitatively the Sub-Advisers’ skills and investment results in managing assets for specific asset classes, investment styles and strategies.

The Investment Company Act of 1940, as amended (the “1940 Act”), requires that the initial approval of a Fund’s Investment Advisory Agreements be specifically approved by the vote of a majority of the outstanding shareholders of the Funds and the vote of a majority of the Trustees who are not parties to the Investment Advisory Agreements or “interested persons” of any party (the “Independent Trustees”) cast in person (or otherwise, as consistent with applicable laws, regulations and related guidance and relief) at a meeting called for such purpose. In addition, the 1940 Act requires that the continuation or renewal of any Investment Advisory Agreement be approved at least annually (after an initial period of up to two years), which also requires the vote of a majority of the Board, including a majority of the Independent Trustees. In the case of the initial approval of a Sub-Advisory Agreement, only the approval of a majority of the Board, including a majority of the Independent Trustees, is required, pursuant to an exemptive order that has been granted to the Trust by the Securities and Exchange Commission. In connection with their consideration of such initial approvals and renewals, the Funds’ Trustees must request and evaluate, and SIMC and the Sub-Advisers are required to furnish, such information as may be reasonably necessary to evaluate the terms of the Investment Advisory Agreements. In addition, the Securities and Exchange Commission takes the position that, as part of their fiduciary duties with respect to a mutual fund’s fees, mutual fund boards are required to evaluate the material factors applicable to a decision to approve or renew an Investment Advisory Agreement.

Consistent with these responsibilities, the Board calls and holds meetings each year to consider whether to approve new and/or renew existing Investment Advisory Agreements between the Trust and SIMC and SIMC and the Sub-Advisers with respect to the Funds of the Trust. In preparation for these meetings, the Board requests and reviews a wide variety of materials provided by SIMC and the Sub-Advisers, including information about SIMC’s and the Sub-Advisers’ affiliates, personnel and operations and the services provided pursuant to the Investment Advisory Agreements. The Board also receives data from third parties. This information is provided in addition to the detailed information about the Funds that the Board reviews during the course of each year, including information that relates to Fund operations and Fund performance. The Trustees also receive a memorandum from counsel regarding the responsibilities of Trustees in connection with their consideration of whether to approve or renew the Trust’s Investment Advisory Agreements. Finally, the Independent Trustees receive advice from independent counsel to the Independent Trustees, meet in executive sessions outside the presence of Fund management and participate in question and answer sessions with representatives of SIMC and the Sub-Advisers.

Specifically, during the first half of the Trust’s fiscal year, the Board requested and received written materials from SIMC and certain of the Sub-Advisers regarding: (i) the quality of each Sub-Adviser’s investment management and other services; (ii) each Sub-Adviser’s investment management personnel; (iii) each Sub-Adviser’s operations and financial condition; (iv) each Sub-Adviser’s brokerage practices (including any soft dollar arrangements) and investment

SEI Institutional Investments Trust

strategies; (v) the level of the sub-advisory fees that SIMC pays each Sub-Adviser, compared with fees each charge to comparable accounts; (vi) the level of each Sub-Adviser’s profitability from their Fund-related operations; (vii) each Sub-Adviser’s compliance program, including a description of material compliance matters and material compliance violations; (viii) each Sub-Adviser’s policies on and compliance procedures for personal securities transactions; (ix) each Sub-Adviser’s expertise and resources in domestic and/or international financial markets; and (x) the Funds’ performance over various periods of time.

Certain Sub-Advisory Agreements were either initially approved or, if the Sub-Advisory Agreement was already in effect (unless operating under an initial two-year term), renewed at meetings of the Board held during the first half of the Trust’s fiscal year on June 23-25, 2025 and September 15-17, 2025. In each case, the Board’s approval (or renewal) was based on its consideration and evaluation of the factors described above, as discussed at the meetings and at prior meetings. The following discusses some, but not all, of the factors that were considered by the Board in connection with its assessment of the Sub-Advisory Agreements.

Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of the services provided by the Sub-Advisers to the Funds and the resources of the Sub-Advisers and their affiliates dedicated to the Funds. In this regard, the Trustees evaluated, among other things, each Sub-Adviser’s personnel, experience, track record and compliance program. Following evaluation, the Board concluded that, within the context of its full deliberations, the nature, extent and quality of services provided by the Sub-Advisers to the Funds and the resources of the Sub-Advisers and their affiliates dedicated to the Funds were sufficient to support the initial approval or renewal of the Sub-Advisory Agreements.

Performance. In determining whether to approve or renew the Sub-Advisory Agreements, the Board considered the performance of each Sub-Adviser’s managed sleeve of the applicable Fund(s) relative to appropriate indexes/benchmarks. Following evaluation, the Board concluded that, within the context of its full deliberations, the performance of each Sub-Adviser was sufficient to support the approval or renewal of the Sub-Advisory Agreement.

Fees. With respect to the Funds’ expenses under the Sub-Advisory Agreements, the Trustees considered the rate of compensation called for by the Sub-Advisory Agreements and the Funds’ net operating expense ratios in comparison to those of the Funds’ respective peer groups. Based on the materials considered and discussion at the meetings, the Trustees further determined that fees were either shown to be below the peer average in the comparative fee analysis, or that there was a reasonable basis for the fee level. When considering fees paid to Sub-Advisers, the Board took into account the fact that the Sub-Advisers are compensated by SIMC and not by the Funds directly, and that such compensation with respect to any unaffiliated Sub-Adviser reflects an arms-length negotiation between the Sub-Adviser and SIMC. Following evaluation, the Board concluded that, within the context of its full deliberations, the expenses of the Funds are reasonable and supported the approval or renewal of the Sub-Advisory Agreements. The Board also considered whether the Sub-Advisers and their affiliates may have realized other benefits from their relationship with the Funds, such as any research and brokerage services received under soft dollar arrangements.

Profitability. With regard to profitability, the Trustees considered compensation flowing to the Sub-Advisers and their affiliates, directly or indirectly. The Trustees considered whether the levels of compensation and profitability were reasonable. As with the fee levels, when considering the profitability of the Sub-Advisers, the Board took into account the fact that compensation with respect to any unaffiliated Sub-Adviser reflects an arms-length negotiation between the Sub-Adviser and SIMC. In connection with the approval or renewal of each Sub-Advisory Agreement, the Board also took into consideration the impact that the fees paid to the Sub-Adviser have on SIMC’s advisory fee margin and profitability. Based on this evaluation, the Board concluded that, within the context of its full deliberations, the profitability of each of the Sub-Advisers is reasonable and supported the approval or renewal of the Sub-Advisory Agreements.

Economies of Scale. The Trustees considered whether any economies of scale were being realized by the Sub-Advisers in connection with the Fund as Fund assets grow, and, if so, whether the benefits of such economies of scale were passed along to the Funds or Funds’ shareholders through a graduated investment advisory fee schedule or other means. The Trustees recognized that economies of scale are difficult to identify and quantify and are rarely identifiable on a fund-by-fund basis. Based on this evaluation, the Board determined that the sub-advisory fees were reasonable in light of the information that was provided by the Sub-Advisers with respect to economies of scale.

Based on the Trustees’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, with the assistance of Fund counsel and Independent Trustees’ counsel, unanimously

SEI Institutional Investments Trust

OTHER INFORMATION (FORM N-CSRS ITEMS 8-11) (UNAUDITED) (Concluded)

approved the approval or renewal, as applicable, of the Sub-Advisory Agreements and concluded that the compensation under the Sub-Advisory Agreements is fair and reasonable in light of such services and expenses and such other matters as the Trustees considered to be relevant in the exercise of their reasonable judgment. In the course of its deliberations, the Board did not identify any particular factor (or conclusion with respect thereto) or single piece of information that was all-important, controlling or determinative of its decision, but considered all of the factors together, and each Trustee may have attributed different weights to the various factors (and conclusions with respect thereto) and information.

SEI Institutional Investments Trust

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SEI INSTITUTIONAL INVESTMENTS TRUST / SEMI-ANNUAL FINANCIALS AND OTHER INFORMATION / NOVEMBER 30, 2025

Trustees

Robert A. Nesher, Chairman

Dennis McGonigle

Nina Lesavoy

James M. Williams

Susan C. Cote

James B. Taylor

Christine Reynolds

Thomas Melendez

Kimberly Walker

Eli Powell Niepoky

Officers

Robert A. Nesher

President and Chief Executive Officer

Glenn R. Kurdziel

Controller and Chief Financial Officer

Stephen Panner

Chief Compliance Officer

Timothy D. Barto

Vice President, Secretary

David F. McCann

Vice President, Assistant Secretary

Katherine Mason

Vice President, Assistant Secretary

Stephen G. MacRae

Vice President

Marci Morgan

Anti-Money Laundering Compliance Officer

and Privacy Officer

Investment Adviser

SEI Investments Management Corporation

Administrator

SEI Investments Global Funds Services

Distributor

SEI Investments Distribution Co.

Legal Counsel

Morgan, Lewis & Bockius LLP

Independent Registered Public Accounting Firm

KPMG LLP

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Trust and must be preceded or accompanied by a current prospectus. Shares of the Funds are not deposits or obligations of, or guaranteed or endorsed by, any bank. The shares are not federally insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other government agency. Investment in the shares involves risk, including the possible loss of principal.

For more information call

1 800 DIAL SEI

(1 800 342 5734)

1 Freedom Valley Drive P.O. Box 1100 Oaks, Pennsylvania 19456

SEI-F-120 (11/25)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Included under Item 7.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Included under Item 7.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees (the “Board”). The Registrant has a standing Governance Committee (the “Committee”) currently consisting of the Independent Trustees. The Committee is responsible for evaluating and recommending nominees for election to the Board. Pursuant to the Committee’s Charter, adopted on June 18, 2004, as amended, the Committee will review all shareholder recommendations for nominations to fill vacancies on the Board if such recommendations are submitted in writing and addressed to the Committee at the Registrant’s office.

Item 16. Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not applicable.

(b)	Not applicable.

Item 19. Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) Not applicable for semi-annual report.

(a)(3) A separate certification for the principal executive officer and the principal financial officer of the Registrant, as required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed herewith.

(a)(4) Not applicable for semi-annual report.

(a)(5) Not applicable for semi-annual report.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, also accompany this filing as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SEI Institutional Investments Trust

By	/s/ Robert A. Nesher
Robert A. Nesher
President and Chief Executive Officer
(Principal Executive Officer)

Date: February 6, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ Robert A. Nesher
Robert A. Nesher
President and Chief Executive Officer
(Principal Executive Officer)

Date: February 6, 2026

By	/s/ Glenn Kurdziel
Glenn Kurdziel
Controller and Chief Financial Officer
(Principal Financial Officer)

Date: February 6, 2026